UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	File No. 333-103095
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 23	☑
And

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940                              File No.  811-03330

Amendment No. 275	☑

(Check appropriate box or boxes.)

NATIONWIDE VARIABLE ACCOUNT – II
(Exact Name of Registrant)

NATIONWIDE LIFE INSURANCE COMPANY
(Name of Depositor)

One Nationwide Plaza, Columbus, Ohio 43215
(Address of Depositor's Principal Executive Offices)                                                                                     (Zip Code)

Depositor's Telephone Number, including Area Code	(614) 249-7111

Robert W. Horner, III, Vice President - Corporate Governance and Secretary, One Nationwide Plaza, Columbus, Ohio 43215
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering	May 1, 2009

It is proposed that this filing will become effective (check appropriate box)
☐      immediately upon filing pursuant to paragraph (b)
☑      on May 1, 2009 pursuant to paragraph (b)
☐      60 days after filing pursuant to paragraph (a) (1)
☐      on (date) pursuant to paragraph (a) (1)
If appropriate, check the following box:
☐      this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered	Individual Flexible Premium Deferred Variable Annuity Contract

Nationwide Life Insurance Company: • Nationwide Variable Account-II

Prospectus supplement dated May 1, 2009 to
Prospectus dated May 1, 2009

____________________________________________________________________________________________________

1.	The "Capital Preservation Plus Option" section is amended by entirely replacing the third paragraph of the "Investments During the Program Period" subsection with the following:

During the CPP program period, the following investment options are available for the Non-Guaranteed Term Option component:

1.	the fixed account; and/or

2.	a variable investment option, which could be one of the following:

a.	if the Nationwide Allocation Architect service is available, one of the models available through that service (see "Contract Owner Services"); or

b.	if the Custom Portfolio Asset Rebalancing Service is available, one of the models available through that service (see "Contract Owner Services”); or

c.	any combination of the underlying mutual funds listed under the section “Income Benefit Investment Options” found later in this prospectus.

2.	The “Capital Preservation Plus Option" section is amended by adding the following new paragraph as the third paragraph of the "Transfers During the CPP Program Period" subsection:

If the Nationwide Allocation Architect and/or the Custom Portfolio Asset Rebalancing Service services are available as a Non-Guaranteed Term Option, the contract owner may move the variable portion of the Non-Guaranteed Term Option component back and forth between the Nationwide Allocation Architect service, the Custom Portfolio Asset Rebalancing Service and the CPP investment options at any time during the CPP program period.  Whenever the contract owner elects to move the variable portion of the Non-Guaranteed Term Option component from the Nationwide Allocation Architect service or Custom Portfolio Asset Rebalancing Service to the CPP investment options, all sub-account values allocated to underlying mutual funds that are not part of the CPP investment options must be reallocated to one or more CPP investment options.  While the contract owner elects to participate in the Nationwide Allocation Architect service or the Custom Portfolio Asset Rebalancing Service, the terms and conditions associated with that service apply.

3.	The following subsection is added under the section “Contract Owner Services”:

Nationwide Allocation Architect

Prior to annuitization, Nationwide may make available for use by contract owners the Nationwide Allocation Architect, an asset allocation service that enables contract owners to have their variable account allocations invested according to an investment model.  Nationwide Allocation Architect is not available for contracts issued on or after May 1, 2008, or for contracts issued before May 1, 2008 that were not participating in Nationwide Allocation Architect as of May 1, 2008.  For contracts that were participating in Nationwide Allocation Architect as of May 1, 2008, Nationwide Allocation Architect will continue to be available until the contract owner terminates participation.  Once participation in Nationwide Allocation Architect is terminated, the contract owner cannot re-elect Nationwide Allocation Architect.

The investment models in Nationwide Allocation Architect diversify among asset classes to achieve specific investment goals and are based on different profiles of an investor's willingness to accept investment risk.  Participants in the program may elect one of 7 available models:

•	Conservative
•	Moderately Conservative
•	Balanced
•	Moderate
•	Capital Appreciation,
•	Moderately Aggressive ; and
•	Aggressive.

Each model is comprised of sub-accounts of underlying funds that are currently available as investment options in this contract.  Certain sub-accounts that are not available in other Nationwide products that offer Nationwide Allocation Architect are not considered for inclusion in the models.  In addition, sub-accounts that are no longer available to all contract owners

(as indicated in “Appendix A: Underlying Mutual Funds”) are not considered for inclusion in the models.  The sub-accounts within each model and their weightings are selected according to each model's risk tolerance and investment goal.  More information about Nationwide Allocation Architect and the models is available in the brochure (“Form ADV Brochure”) for the program.

Nationwide Investment Advisors, LLC (“NIA”) as Investment Adviser

For those contract owners who elect Nationwide Allocation Architect, NIA will serve as investment adviser to each participating contract owner for the sole purposes of developing and maintaining the models.  Currently, NIA develops and maintains the models based on information received from an independent third-party analytical firm.  NIA reserves the right to change the third-party firm (where permitted by law) upon 30 days' written notice to contract owners.  To participate in Nationwide Allocation Architect, contract owners will grant NIA limited discretionary authority to allocate and rebalance their variable account assets in accordance with the model they selected.  Contract owners may terminate this limited discretionary investment authority and participation in the service upon proper written notice to Nationwide and NIA.  Contract owners will receive a copy of NIA's Form ADV Brochure at the time of application or prior to electing the service.  The Form ADV Brochure contains more information about NIA's role as investment adviser and the independent third-party analytical firm it relies upon when providing these services to contract owners.

Evaluating and Updating the Models

At least twice each calendar year, NIA will evaluate the models to assess whether the combination and allocation percentages of the sub-accounts within each model optimizes the return potential for that model, given its particular level of risk tolerance.  If necessary, the models will be updated on or about the second Friday in January and July of each year.  NIA may evaluate and update the models more frequently at its sole discretion.

Updating the models could entail adding or removing one or more sub-accounts from a model, or changing the allocation percentages among existing sub-accounts.  Currently, NIA updates the models based on information received from an independent third-party analytical firm.  NIA takes sole responsibility for monitoring and updating the models.

Nationwide will send contract owners written notice of model updates approximately 30 days before the model changes are to be implemented.  Contract owners should review these notices carefully.  If the contract owner is comfortable with the model changes, the contract owner need not take any action.  If the contract owner is not comfortable with the model changes, the contract owner may switch to a different model or terminate their participation in the service.  A contract owner who terminates their participation in the service cannot re-elect it.

On or about the second Friday in January and July of each year (or any other day that NIA updates the models), Nationwide will reallocate the variable account contract values of contracts participating in the service based on the updated model allocation information received from NIA.  The reallocation will rebalance the variable account contract allocations to the updated model allocations.  If the scheduled date for the reallocation is a recognized holiday or any day that the New York Stock Exchange is closed, the reallocation will occur on the next business day.  Each reallocation is considered a transfer event.  However, the automatic reallocation transfers within Nationwide Allocation Architect are not subject to Short-Term Trading Fees.

Quarterly Rebalancing

In addition to reallocating the variable account contract value when the models change, Nationwide will also reallocate the variable account contract value on or about the second Friday in January, April, July, and October of each year, referred to as quarterly rebalancing.  If the scheduled date for a rebalance is a recognized holiday or any day that the New York Stock Exchange is closed, the quarterly rebalancing will occur on the next business day.  Each quarterly rebalancing is considered a transfer event.  However, quarterly rebalancing transfers within Nationwide Allocation Architect are not subject to Short-Term Trading Fees.

Election of the Nationwide Allocation Architect

When selecting a model, please consult a qualified financial adviser to determine the most appropriate model based on the contract owner's particular financial needs, time horizon, and willingness to accept investment risk.  The qualified financial adviser may use tools to make this determination that are either independently acquired or provided by Nationwide.  However, neither Nationwide nor NIA is responsible for determining the appropriateness of the model contract owners select.  Contract owners are responsible for notifying their financial adviser of any changes to their financial situation or risk profile.  Contract owners should periodically review with their financial adviser, their financial situation and risk profile to evaluate the appropriateness of their selected model.

Operation of the Contract While Nationwide Allocation Architect is in Effect

While Nationwide Allocation Architect is in effect, contract owners will not be permitted to transfer contract value among the sub-accounts or out of the sub-accounts (to the fixed account or a GTO) without first terminating their participation in the service.  Contract owners may transfer maturing fixed account contract value into the variable account (and thus, the selected model) only at the end of the guarantee term.  Any subsequent payments submitted that are to be allocated to the sub-

accounts will also be allocated according to the currently selected model.  Any surrenders taken from the contract while Nationwide Allocation Architect is in effect will be taken proportionally from all investments in the contract.  Any charges assessed to the contract will be taken proportionally from all investments in the contract.  A contract owner participating in Nationwide Allocation Architect may not participate in Asset Rebalancing or Dollar Cost Averaging.

Changing Models

Contract owners participating in Nationwide Allocation Architect may elect to change models at any time.  An election to change models must be communicated to Nationwide in writing or over the telephone to Nationwide's service center.  An election to change models, received in good order by Nationwide, will be immediately implemented and will not be subject to Short-Term Trading Fees.

Nationwide reserves the right to limit the number of times a contract owner can change models each year.

Terminating Participation in Nationwide Allocation Architect

Once participation in the service has begun, it may only be terminated upon the specific written request of the contract owner.  Once a contract owner's participation in the service is terminated, the contract value will remain invested as it was on the last day of participation in the program unless and until Nationwide is instructed otherwise.  Additionally, please be aware that the terms of the "Transfer Restrictions" provision apply.

Nationwide reserves the right to terminate the availability of this service at any time.

Risks Associated with Nationwide Allocation Architect

The models are designed to optimize returns based on different risk tolerances.  However, the models may not perform as intended and neither Nationwide nor NIA guarantees that participation in Nationwide Allocation Architect will result in a profit or protect against a loss.  A contract owner’s contract value could be better or worse by participating in Nationwide Allocation Architect than if the contract owner had not participated.  A model may perform better or worse than any single sub-account or asset class or other combinations of sub-accounts and asset classes.

NIA may be subject to competing interests related to the selection of sub-accounts in the models.  Specifically, some of the sub-accounts offered in Nationwide Allocation Architect correspond to underlying mutual funds managed by a NIA-affiliated company and some underlying mutual funds may pay more revenue to Nationwide than others.  The independent third-party analytical firm provides the models, selects the sub-accounts to be used to populate the models (within the universe of sub-accounts available in the contract determined by Nationwide and described previously) and provides changes to the models’ asset allocation or sub-account selection.  NIA believes that its reliance on the recommendations of a third-party analytical firm to develop, and maintain, and update the models reduces or eliminates the potential for NIA to be influenced by these competing interests, but there can be no assurance of this.

Best of America Achiever Annuity
America's Horizon Annuity
Nationwide Life Insurance Company
Individual Deferred Variable Annuity Contracts
Issued by Nationwide Life Insurance Company through its Nationwide Variable Account-II
The date of this prospectus is May 1, 2009 .

This prospectus contains basic information you should understand about the contracts before investing.  Please read this prospectus carefully and keep it for future reference.

Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial consultants and advisers, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates. Nationwide offers a wide array of such products, many with different charges, benefit features and underlying investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with your investment objectives, risk tolerance, investment time horizon, marital status, tax situation and other personal characteristics and needs.

The Statement of Additional Information (dated May 1, 2009 ), which contains additional information about the contracts and the variable account, including the Condensed Financial Information for the various variable account charges applicable to the contracts, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference.  (The Condensed Financial Information for the minimum and maximum variable account charges is available in Appendix B of this prospectus.)  The table of contents for the Statement of Additional Information is on page 73 .  For general information or to obtain free copies of the Statement of Additional Information, call 1-800-848-6331 (TDD 1-800-238-3035) or write:

Nationwide Life Insurance Company
5100 Rings Road, RR1-04-F4
Dublin, Ohio 43017-1522

Information about this and other Nationwide products can be found at: www.nationwide.com.

Information about us and the product (including the Statement of Additional Information ) may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., or may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street NE, Washington, D.C. 20549-0102.  Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090.  The SEC also maintains a web site (www.sec.gov) that contains the prospectus, the SAI, material incorporated by reference, and other information.

Before investing, understand that annuities and/or life insurance products are not insured by the FDIC or any other Federal government agency, and are not deposits or obligations of, guaranteed by, or insured by the depository institution where offered or any of its affiliates.  Annuities that involve investment risk may lose value.  These securities have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of the prospectus.  Any representation to the contrary is a criminal offense.

This contract contains features that apply credits to the contract value.  The benefit of the credits may be more than offset by the additional fees that the contract owner will pay in connection with the credits.  A contract without credits may cost less.  Additionally, with respect to the Extra Value Options, be aware that the cost of electing the option and the recapture of the credits (in the event of a surrender) could exceed any benefit of receiving the Extra Value Option credits.

The sub-accounts available under this contract invest in the underlying mutual funds of the companies listed below. For a complete list of the available sub-accounts, please refer to the Appendix A.   For more information on the underlying mutual funds, please refer to the prospectus for the mutual fund.   Purchase payments not invested in the underlying mutual funds of the Nationwide Variable Account may be allocated to the fixed account.

AIM Variable Insurance Funds
AllianceBernstein Variable Products Series Fund, Inc.
American Century Variable Portfolios II, Inc.
American Century Variable Portfolios, Inc.
BlackRock Variable Series Funds, Inc.
Dreyfus
Dreyfus Investment Portfolios
Dreyfus Variable Investment Fund
Federated Insurance Series
Fidelity Variable Insurance Products Fund
Franklin Templeton Variable Insurance Products Trust
Ivy Funds Variable Insurance Portfolios, Inc.
Janus Aspen Series
MFS® Variable Insurance Trust
Nationwide Variable Insurance Trust
Neuberger Berman Advisers Management Trust
Oppenheimer Variable Account Funds
PIMCO Variable Insurance Trust
Putnam Variable Trust
T. Rowe Price Equity Series, Inc.
The Universal Institutional Funds, Inc.
Wells Fargo Advantage Funds® Variable Trust

1

Glossary of Special Terms

Accumulation unit - An accounting unit of measure used to calculate the contract value allocated to the variable account before the annuitization date.

Annuitization date - The date on which annuity payments begin.

Annuity commencement date - The date on which annuity payments are scheduled to begin.

Annuity unit - An accounting unit of measure used to calculate the value of variable annuity payments.

Contract value - The value of all accumulation units in a contract plus any amount held in the fixed account, any amount held under Guaranteed Term Options and any amounts transferred as a loan to the collateral fixed account.

Contract year - Each year the contract is in force beginning with the date the contract is issued.

Current Income Benefit Base – For purposes of the Lifetime Income Options, the value that is used to determine how much the contract owner can withdraw from the contract each year. This value is multiplied by the lifetime income percentage to arrive at the benefit amount for any given year.

Daily Net Assets - A figure that is calculated at the end of each valuation date and represents the sum of all the contract owners’ interests in the variable Sub-accounts after the deduction of contract and underlying mutual fund expenses.

FDIC - Federal Deposit Insurance Corporation.

Fixed account - An investment option that is funded by Nationwide’s general account.

General account - All assets of Nationwide other than those of the variable account or in other separate accounts that have been or may be established by Nationwide.

Guaranteed Term Option - Investment options that are part of the Multiple Maturity Separate Account providing a guaranteed interest rate paid over certain period of time (or terms), if certain conditions are met.  Guaranteed Term Option is referred to as Target Term Option in the state of Pennsylvania.

Individual Retirement Account - An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.

Individual Retirement Annuity or IRA - An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs.

Investment-Only Contract - A contract purchased by a qualified pension, profit-sharing or stock bonus plan as defined by Section 401(a) of the Internal Revenue Code.

Multiple Maturity Separate Account – A separate account of Nationwide funding the Guaranteed Term Options with terms of 3, 5, 7, or 10 years with a fixed rate of return (subject to a market value adjustment).

Nationwide - Nationwide Life Insurance Company.

Net Asset Value - The value of one share of an underlying mutual fund at the close of the New York Stock Exchange.

Non-Qualified Contract - A contract which does not qualify for favorable tax treatment as a Qualified Plan, IRA, Roth IRA, SEP IRA, Simple IRA, or Tax Sheltered Annuity.

Qualified Plan - A retirement plan that receives favorable tax treatment under Section 401 of the Internal Revenue Code, including Investment-Only Contracts.  In this prospectus, all provisions applicable to Qualified Plans also apply to Investment-Only Contracts unless specifically stated otherwise.

Roth IRA - An annuity contract which qualifies for favorable tax treatment under Section 408A of the Internal Revenue Code.

SEC - Securities and Exchange Commission.

SEP IRA - An annuity contract which qualifies for favorable tax treatment under Section 408(k) of the Internal Revenue Code.

Simple IRA - An annuity contract which qualifies for favorable tax treatment under Section 408(p) of the Internal Revenue Code.

Sub-accounts - Divisions of the variable account for which accumulation units and annuity units are separately maintained – each sub-account corresponds to a single underlying mutual fund.

Target Term Option – Investment options that are, in all material respects, the same as Guaranteed Term Options.  All references in this prospectus to Guaranteed Term Options in connection with the Capital Preservation Plus Lifetime Income Option will also mean Target Term Options (in applicable jurisdictions).

Tax Sheltered Annuity - An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code.  The Tax Sheltered Annuities sold under this prospectus are not available in connection with investment plans that are subject to the Employee Retirement Income Security Act of 1974, as amended ("ERISA").

Valuation date - Each day the New York Stock Exchange is open for business, or any other day during which there is a sufficient degree of trading of underlying mutual fund shares such that the current Net Asset Value of accumulation units or annuity units might be materially affected.  Values of the variable account are determined as of the close of the New York Stock Exchange which generally closes at 4:00 p.m. Eastern Time, but may close earlier on certain days and as conditions warrant.

Valuation period - The period of time commencing at the close of a Valuation date and ending at the close of the New York Stock Exchange for the next succeeding Valuation date.

Variable account - Nationwide Variable Account-II, a separate account of Nationwide that contains variable account allocations.  The variable account is divided into sub-accounts, each of which invests in shares of a separate underlying mutual fund.

2

Table of Contents
Page
Glossary of Special Terms	2
Table of Contents	3
Contract Expenses	5
Underlying Mutual Fund Annual Expenses	7
Example	7
Synopsis of the Contracts	9
Purpose of the Contract
Minimum Initial and Subsequent Purchase Payments
Dollar Limit Restrictions Credits on Purchase Payments
Charges and Expenses
Annuity Payments
Taxation
Ten Day Free-look
Condensed Financial Information	12
Financial Statements	12
Nationwide Life Insurance Company	12
Nationwide Investment Services Corporation	13
Investing in the Contract	13
The Variable Account and Underlying Mutual Funds
Guaranteed Term Options
The Fixed Account
The Contract in General	16
Distribution, Promotional and Sales Expenses
Underlying Mutual Fund Payments
Profitability
Contract Modification
Standard Charges and Deductions	18
Mortality and Expense Risk and Administrative Charges
Contingent Deferred Sales Charge
Premium Taxes
Short-Term Trading Fees
Optional Contract Benefits, Charges and Deductions	20
CDSC Options
Death Benefit Options
Beneficiary Protector II Option
Extra Value Options
Capital Preservation Plus Option
Capital Preservation Plus Lifetime Income Option
Lifetime Income Options - Generally
10% Lifetime Income Option
7% Lifetime Income Option
5% Lifetime Income Option
Spousal Continuation Benefit
Income Benefit Investment Options
Removal of Variable Account Charges	49
Ownership and Interests in the Contract	49
Contract Owner
Joint Owner
Contingent Owner
Annuitant
Contingent Annuitant
Co-Annuitant
Joint Annuitant
Beneficiary and Contingent Beneficiary
Changes to the Parties to the Contract
Operation of the Contract	50
Minimum Initial and Subsequent Purchase Payments
Purchase Payment Credits
Pricing
Allocation of Purchase Payments

3

Table of Contents (continued)
Page
Determining the Contract Value
Transfer Requests
Transfer Restrictions
Transfers Prior to Annuitization
Transfers After Annuitization
Right to Examine and Cancel	55
Surrender (Redemption) Prior to Annuitization	55
Partial Surrenders (Partial Redemptions)
Full Surrenders (Full Redemptions)
Surrender (Redemption) After Annuitization	56
Surrenders Under Certain Plan Types	56
Surrenders Under a Tax Sheltered Annuity
Surrenders Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan
Loan Privilege	57
Minimum and Maximum Loan Amounts
Maximum Loan Processing Fee
How Loan Requests are Processed
Loan Interest
Loan Repayment
Distributions and Annuity Payments
Transferring the Contract
Grace Period and Loan Default
Assignment	58
Contract Owner Services	58
Asset Rebalancing
Dollar Cost Averaging
Enhanced Fixed Account Dollar Cost Averaging
Dollar Cost Averaging for Living Benefits Fixed Account Interest Out Dollar Cost Averaging
Systematic Withdrawals
Custom Portfolio Asset Rebalancing Service
Death Benefits	61
Death of Contract Owner
Death of Annuitant
Death of Contract Owner/Annuitant
Death Benefit Payment
Death Benefit Calculations
Spousal Protection Feature
Annuity Commencement Date	67
Annuitizing the Contract	67
Annuitization Date
Annuitization
Fixed Annuity Payments
Variable Annuity Payments
Frequency and Amount of Annuity Payments
Annuity Payment Options	68
Annuity Payment Options for Contracts with Total Purchase Payments Less Than or Equal to $2,000,000
Annuity Payment Options for Contracts with Total Purchase Payments Greater Than $2,000,000
Statements and Reports	69
Legal Proceedings	70
Table of Contents of Statement of Additional Information	73
Appendix A: Underlying Mutual Funds	74
Appendix B: Condensed Financial Information	91
Appendix C: Contract Types and Tax Information Appendix D: State Variations	120 129

4

Contract Expenses

The following tables describe the fees and expenses that a contract owner will pay when buying, owning, or surrendering the contract.

The first table describes the fees and expenses a contract owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options.

Contract Owner Transaction Expenses
Maximum Contingent Deferred Sales Charge ("CDSC") (as a percentage of purchase payments surrendered)									8%1
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7
CDSC Percentage	8%	7%	6%	5%	4%	3%	2%	1%
Some state jurisdictions require a lower CDSC schedule. Please refer to your contract for state specific information.
Contracts that contain the standard CDSC schedule will be referred to as "B Schedule" contracts.
Maximum Loan Processing Fee									$252
Maximum Premium Tax Charge (as a percentage of purchase payments)									5%2
Maximum Short-Term Trading Fee (as a percentage of transaction amount)									1%

The next table describes the fees and expenses that a contract owner will pay periodically during the life of the contract (not including underlying mutual fund fees and expenses).

Recurring Contract Expenses
Annual Loan Interest Charge	2.25%4
Variable Account Annual Expenses (annualized rate of total variable account charges as a percentage of the Daily Net Assets )
Mortality and Expense Risk Charge Administrative Charge	1.35% 0.20%
CDSC Options (eligible applicants may elect one)
Four Year CDSC Option ("L Schedule Option") Total Variable Account Charges (including this option only)	0.20%5 1.75%
No CDSC Option ("C Schedule Option") Total Variable Account Charges (including this option only)	0.25%6 1.80%
Death Benefit Options (eligible applicants may elect one)
One-Month Enhanced Death Benefit Option (available beginning May 1, 2004 or a later date if state law requires) Total Variable Account Charges (including this option only)	0.20% 1.75%
Combination Enhanced Death Benefit Option (available until state approval is received for the One-Month Enhanced Death Benefit Option) Total Variable Account Charges (including this option only)	0.30% 1.85%
Combination Enhanced Death Benefit Option II (available beginning May 1, 2007 or a later date if state law requires) Total Variable Account Charges (including this option only)	0.45% 2.00%
Beneficiary Protector II Option
Total Variable Account Charges (including this option only)
In addition to the charge assessed to variable account allocations, allocations made to the fixed account or to the Guaranteed Term Options will be assessed a fee of 0.35% by decreasing the interest we credit to amounts allocated to the fixed account or the Guaranteed Term Options.
0.35% 1.90%
Extra Value Options (eligible applicants may purchase one)
3% Extra Value Option
Total Variable Account Charges (including this option only)
In addition to the charge assessed to variable account allocations, allocations made to the fixed account and the Guaranteed Term Options for the first 8 contract years will be assessed a fee of 0.10% by decreasing the interest we credit to amounts allocated to the fixed account or the Guaranteed Term Options.
0.10%7 1.65%
(continued on next page)

5

Recurring Contract Expenses (continued)
4% Extra Value Option
Total Variable Account Charges (including this option only)
In addition to the charge assessed to variable account allocations, allocations made to the fixed account and the Guaranteed Term Options for the first 8 contract years will be assessed a fee of 0.25% by decreasing the interest we credit to amounts allocated to the fixed account or the Guaranteed Term Options.
0.25%8 1.80%
5% Extra Value Option (non-New York)
Total Variable Account Charges (including this option only)
In addition to the charge assessed to variable account allocations, allocations made to the fixed account and the Guaranteed Term Options for the first 8 contract years will be assessed a fee of 0.45% by decreasing the interest we credit to amounts allocated to the fixed account or the Guaranteed Term Options.
0.45%9 2.00%
5% Extra Value Option (New York)
Total Variable Account Charges (including this option only)
In addition to the charge assessed to variable account allocations, allocations made to the fixed account and the Guaranteed Term Options for the first 7 contract years will be assessed a fee of 0.55% by decreasing the interest we credit to amounts allocated to the fixed account or the Guaranteed Term Options.
0.55%10 2.10%
Capital Preservation Plus Lifetime Income Option	1.00%11
Total Variable Account Charges (including this option only)	2.55%
In addition to the charge assessed to variable account allocations, allocations made to the Guaranteed Term Options or Target Term Options will be assessed a fee of no more than 1.00% by decreasing the interest credited to amounts allocated to the Guaranteed Term Options/Target Term Options.11

Capital Preservation Plus Option (no longer available for purchase)	0.50%
Total Variable Account Charges (including this option only)	2.05%
In addition to the charge assessed to variable account allocations, allocations made to the Guaranteed Term Options or Target Term Options will be assessed a fee of 0.50% by decreasing the interest credited to amounts allocated to the Guaranteed Term Options/Target Term Options.

Additional Optional Riders with charges assessed annually as a percentage of Current Income Benefit Base:12
Lifetime Income Options (an applicant may purchase one):
5% Lifetime Income Option (only available in NY)	1.00%13
7% Lifetime Income Option (not available in NY)	1.00%14
10% Lifetime Income Option	1.20%15
Spousal Continuation Options (an applicant may purchase one only if the corresponding Lifetime Income Option is elected):
5% Spousal Continuation Benefit (only available in NY)	0.15%
7% Spousal Continuation Benefit (not available in NY)	0.15%
10% Spousal Continuation Benefit (not available in NY)	0.30%16

The next table shows the fees and expenses that a contract owner would pay if he/she elected all of the optional benefits under the contract (and the most expensive of mutually exclusive optional benefits).

Summary of Maximum Contract Expenses (maximum of mutually exclusive options)
Mortality and Expense Risk Charge (applicable to all contracts)	1.35%
Administrative Charge (applicable to all contracts)	0.20%
L Schedule Option	0.20%
Combination Enhanced Death Benefit Option II	0.45%
Beneficiary Protector II Option	0.35%
5% Extra Value Option (New York)	0.55%
10% Lifetime Income Option	1.20%17
10% Spousal Continuation Benefit	0.30%18
Maximum Possible Total Variable Account Charges	4.60%19

6

Underlying Mutual Fund Annual Expenses

The next table provides the minimum and maximum total operating expenses, as of December 31, 2008, charged by the underlying mutual funds that you may pay periodically during the life of the Contract.   The table does not reflect Short-Term Trading Fees.  More detail concerning each underlying mutual fund’s fees and expenses is contained in the prospectus for each underlying mutual fund.

Total Annual Underlying Mutual Fund Operating Expenses	Minimum	Maximum

(expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund assets)	0.44%	3.02%

The minimum and maximum underlying mutual fund operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some underlying mutual funds.  Therefore, actual expenses could be lower.  Refer to the underlying mutual fund prospectuses for specific expense information.

Example

This Example is intended to help contract owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts.  These costs include contract owner transaction expenses, contract fees, variable account annual expenses, and underlying mutual fund fees and expenses.  The Example does not reflect premium taxes or Short-Term Trading Fees, which if reflected, would result in higher expenses.

The Example assumes:

•	a $10,000 investment in the contract for the time periods indicated;
•	a 5% return each year;
•	the maximum and the minimum fees and expenses of any of the underlying mutual funds;
•	the B Schedule CDSC Schedule; and
•	the total variable account charges associated with the most expensive allowable combination of optional benefits that contains a CDSC (4.60%).20

For those contracts that do not elect the most expensive combination of optional benefits, the expenses would be lower.

	If you surrender your contract at the end of the applicable time period				If you annuitize your contract at the end of the applicable time period				If you do not surrender your contract
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Total Underlying Mutual Fund Operating Expenses ( 3.02%)	$ 1,395	$ 2,754	$ 4,022	$ 7,003	*	$2, 329	$3, 767	$ 7,003	800	$2, 329	$3, 767	$ 7,003
Minimum Total Underlying Mutual Fund Operating Expenses ( 0.44%)	$1, 124	$2, 008	$2, 886	$5, 223	*	$1, 583	$2, 631	$5, 223	529	$1, 583	$2, 631	$5, 223

*The contracts sold under this prospectus do not permit annuitization during the first two contract years.

1
The Internal Revenue Code may impose restrictions on surrenders from contracts issued as Tax Sheltered Annuities.

2 Nationwide may assess a loan processing fee at the time each new loan is processed.  Currently, Nationwide does not assess a loan processing fee.

3 Nationwide will charge between 0% and 5% of purchase payments for premium taxes levied by state or other government entities.

4 The loan interest rate is determined, based on market conditions, at the time of loan application or issuance.  The loan balance in the collateral fixed account is credited with interest at 2.25% less than the loan interest rate.  Thus, the net loan interest charge is an annual rate of 2.25%, which is applied against the outstanding loan balance.

5 Range of L Schedule Option CDSC over time:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4
CDSC Percentage	7%	6%	5%	4%	0%

6 Election of the C Schedule Option eliminates the B Schedule CDSC schedule; no CDSC will be assessed upon surrenders from the contract.

7 Nationwide will discontinue deducting the charge associated with the 3% Extra Value Option 8 years from the date the contract was issued.

8 Nationwide will discontinue deducting the charge associated with the 4% Extra Value Option 8 years from the date the contract was issued.

9 Nationwide will discontinue deducting the charge associated with the 5% Extra Value Option 8 years from the date the contract was issued.

7

10 Nationwide will discontinue deducting the charge associated with the 5% Extra Value Option (New York) 7 years from the date the contract was issued.

11 For contracts issued on or after September 15, 2008 or the date of state approval (whichever is later): the current variable account charge associated with the Capital Preservation Plus Lifetime Income Option is equal to an annualized rate of 0.75% of the Daily Net Assets of the variable account and, the Guaranteed Term Option/Target Term Option charge is equal to a reduction in crediting rates of 0.75%.
For contracts issued before September 15, 2008 or the date of state approval (whichever is later): the current variable account charge associated with the Capital Preservation Plus Lifetime Income Option is equal to an annualized rate of 0.60% of the Daily Net Assets of the variable account.  Additionally, the Guaranteed Term Option/Target Term Option charge is equal to a reduction in crediting rates of 0.60%.

12 For information about how the Current Income Benefit Base is calculated see “Determination of the Income Benefit Base Prior to the First Surrender” later in this prospectus.

13 Currently, the charge associated with the 5% Lifetime Income Option is equal to 0.85 % of the Current Income Benefit Base.

14 Currently, the charge associated with the 7% Lifetime Income Option is equal to 0.95 % of the Current Income Benefit Base.

15 Currently, the charge associated with the 10% Lifetime Income Option is equal to 1.00 % of the Current Income Benefit Base.

16 Currently, the charge associated with the 10% Spousal Continuation Benefit is 0.20% of the Current Income Benefit Base.

17 This charge is a percentage of the Current Income Benefit Base.  For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets .

18 The Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower than 4.60% depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets .  For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets .

19 The total variable account charges associated with the most expensive combination of optional benefits may be higher or lower than 4.60% depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets .  For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets .

8

Synopsis of the Contracts

The contracts described in this prospectus are individual flexible purchase payment contracts.

The contracts can be categorized as:
•	Charitable Remainder Trusts;
•	Individual Retirement Annuities ("IRAs");
•	Investment-Only Contracts (Qualified Plans);
•	Non-Qualified Contracts;
•	Roth IRAs;
•	Simplified Employee Pension IRAs ("SEP IRAs");
•	Simple IRAs; and
•	Tax Sheltered Annuities (Non-ERISA).

For more detailed information with regard to the differences in contract types, please see Appendix C: Contract Types and Tax Information later in this prospectus.

Purpose of the Contract

The annuity described in this prospectus is intended to provide benefits to a single individual and his/her beneficiaries.  It is not intended to be used:

•	by institutional investors;

•	in connection with other Nationwide contracts that have the same annuitant; or

•	in connection with other Nationwide contracts that have different annuitants, but the same contract owner.

By providing these annuity benefits, Nationwide assumes certain risks. If Nationwide determines that the risks it intended to assume in issuing the contract have been altered by misusing the contract as described above, Nationwide reserves the right to take any action it deems necessary to reduce or eliminate the altered risk, including, but not limited to, rescinding the contract and returning the contract value (less any applicable Contingent Deferred Sales Charge and/or market value adjustment) at any time.  Nationwide also reserves the right to take any action it deems necessary to reduce or eliminate altered risk resulting from materially false, misleading, incomplete or otherwise deficient information provided by the contract owner.  These actions include implementing new procedures and restrictions as well as not accepting future purchase payments. Nationwide will provide the contract owner written notice of any actions taken to reduce risk or eliminate risk.

Minimum Initial and Subsequent Purchase Payments

Contract Type	Minimum Initial Purchase Payment	Minimum Subsequent Payments*
Charitable Remainder Trust	$15,000	$1,000
IRA	$15,000	$1,000
Investment-Only	$15,000	$1,000
Non-Qualified	$15,000	$1,000
Roth IRA	$15,000	$1,000
SEP IRA	$15,000	$1,000
Simple IRA	$15,000	$1,000
Tax Sheltered Annuity**	$15,000	$1,000

*For subsequent purchase payments sent via electronic deposit, the minimum subsequent purchase payment is $150.

**  Only available for contracts issued prior to September 25, 2007 and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.

Subsequent purchase payments may not be permitted in all states.

Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide on the life of any one annuitant to exceed $1,000,000.    Its decision as to whether or not to accept a purchase payment in excess of that amount will be based on one or more factors, including, but not limited to: age, spouse age (if applicable), annuitant age, state of issue, total purchase payments, optional benefits elected, current market conditions, and current hedging costs. All such decisions will be based on internally established actuarial guidelines and will be applied in a non-discriminatory manner.  In the event that we do not accept a purchase payment under these guidelines, we will immediately return the purchase payment in its entirety in the same manner as it was received.  If we accept the purchase payment, it will be applied to the contract immediately and will receive the next calculated Accumulation unit value.  Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.

Dollar Limit Restrictions

In addition to the potential purchase payment restriction listed above, certain features of the contract have additional purchase payment and/or Contract value limitations associated with them:

Annuitization.   Your annuity payment options will be limited if you submit total purchase payments in excess of $2,000,000.  Furthermore, if the amount to be annuitized is greater than $5,000,000, we may limit both the amount that can be annuitized on a single life and the annuity payment options.

Death benefit calculations.   Purchase payments up to $3,000,000 will result in a higher death benefit payment than purchase payments in excess of $3,000,000.

9

10% Lifetime Income Option .  If you elect the 10% Lifetime Income Option, your subsequent purchase payments may be limited to an aggregate total of $50,000 per calendar year.

If the contract owner elects an Extra Value Option, amounts credited to the contract in excess of total purchase payments may not be used to meet the minimum initial and subsequent purchase payment requirements.

Guaranteed Term Options

Guaranteed Term Options are separate investment options under the contract.  The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.

Credits on Purchase Payments

Purchase Payment Credits ("PPCs") are additional credits that Nationwide will apply to a contract when cumulative purchase payments reach certain aggregate levels.  PPCs are available to all contracts except for those where the C Schedule Option has been elected.

Each time a contract owner submits a purchase payment, Nationwide will perform a calculation to determine if and how many PPCs are payable as a result of that particular deposit.

PPCs are considered earnings, not purchase payments, and they will be allocated in the same proportion that purchase payments are allocated on the date the PPCs are applied.

If the contract owner cancels the contract pursuant to the contractual free-look provision, Nationwide will recapture all PPCs applied to the contract.  In those states that require the return of purchase payments for IRAs that are surrendered pursuant to the contractual free-look, Nationwide will recapture all PPCs, but under no circumstances will the amount returned to the contract owner be less than the purchase payments made to the contract.  In those states that allow a return of contract value, the contract owner will retain any earnings attributable to the PPCs, but all losses attributable to the PPCs will be incurred by Nationwide.

All PPCs are fully vested after the end of the contractual free-look period.

For further information on PPCs, please see "Purchase Payment Credits" later in this prospectus.

Charges and Expenses

Underlying Mutual Fund Annual Expenses

The underlying mutual funds charge fees and expenses that are deducted from underlying mutual fund assets.  These fees and expenses are in addition to the fees and expenses assessed by the contract.  The prospectus for each underlying mutual fund provides information regarding the fees and expenses applicable to the fund.

Short-Term Trading Fees

Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a sub-account that occur within 60 days after the date of allocation to the Sub-account.  Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading.

Mortality and Expense Risk and Administrative Charges

Nationwide deducts a mortality and expense risk charge and an administrative charge from the variable account.  The mortality and expense risk charge is computed on a daily basis and is equal to an annualized rate of 1.35% of the Daily Net Assets of the variable account.  The administrative charge is computed on a daily basis and is equal to an annualized rate of 0.20% of the Daily Net Assets of the variable account.

Contingent Deferred Sales Charge

Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract.  However, Nationwide may deduct a Contingent Deferred Sales Charge ("CDSC") if any amount is withdrawn from the contract.  This CDSC reimburses Nationwide for sales expenses.  The amount of the CDSC will not exceed 8% of purchase payments surrendered.

CDSC Options

Two CDSC options are available under the contract at the time of application.  If the contract owner elects the L Schedule Option, Nationwide will assess a charge equal to an annualized rate of 0.20% of the Daily Net Assets of the variable account in exchange for a reduced CDSC schedule.  If the contract owner elects the C Schedule Option, Nationwide will assess a charge equal to an annualized rate of 0.25% of the Daily Net Assets of the variable account in exchange for elimination of CDSC under the contract.

Death Benefit Options

In lieu of the standard death benefit, an applicant may elect a death benefit option at the time of application, as follows:

Death Benefit Options	Charge*
One-Month Enhanced Death Benefit Option1	0.20%
Combination Enhanced Death Benefit Option2	0.30%
Combination Enhanced Death Benefit Option II3	0.45%

*The charges shown are the annualized rates charged as a percentage of the Daily Net Assets of the variable account.

1The One-Month Enhanced Death Benefit Option is available beginning May 1, 2004 (or a later date if state law requires) and is only available for contracts with annuitants age 75 or younger at the time of application.

2The Combination Enhanced Death Benefit Option is only available until state approval is received for the One-Month Enhanced Death Benefit Option and is only available for contracts with annuitants age 80 or younger at the time of application.

3The Combination Enhanced Death Benefit Option II is available beginning May 1, 2007 (or a later date if state law requires) and is only available for contracts with annuitants age 75 or younger at the time of application.

For more information about the standard and optional death benefits, please see the "Death Benefit Calculations" provision.

10

Beneficiary Protector II Option

A Beneficiary Protector II Option is available under the contract at the time of application.  This option is only available for contracts with annuitants age 75 or younger at the time of application.  If the contract owner of an eligible contract elects the Beneficiary Protector II Option, Nationwide will deduct an additional charge at an annualized rate of 0.35% of the Daily Net Assets of the variable account.  Additionally, allocations made to the fixed account and the Guaranteed Term Options will be assessed a fee of 0.35%.

Extra Value Options

An applicant may elect one of three Extra Value Options at the time of application, as follows:

Extra Value Options	Charge*
3% Extra Value Option	0.10%
4% Extra Value Option	0.25%
5% Extra Value Option (non-New York)	0.45%
5% Extra Value Option (New York)	0.55%

*The charges shown are the annualized rates charged as a percentage of the Daily Net Assets of the variable account.

In addition to the charge assessed to the variable account, allocations made to the fixed account and the Guaranteed Term Options will be assessed a fee that corresponds to the variable account charge associated with the Extra Value Option elected.  For all of the Extra Value Options except the New York version of the 5% Extra Value Option, Nationwide will discontinue deducting the charge at the end of the 8th contract year.  For the New York version of the 5% Extra Value Option, Nationwide will discontinue deducting the charge at the end of the 7th contract year.  Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the fixed account when the contract owner elects or has elected an Extra Value Option.  These restrictions may be imposed at Nationwide's discretion when economic conditions are such that Nationwide is unable to recoup the cost of providing the up-front Extra Value Option credits.

Capital Preservation Plus Option

The Capital Preservation Plus Option is no longer available for election under the contract and has been replaced with the Capital Preservation Plus Lifetime Income Option effective March 1, 2005 (or thereafter upon state approval of the Capital Preservation Plus Lifetime Income Option).

If the contract owner or applicant elects the Capital Preservation Plus Option, Nationwide will deduct an additional charge at an annualized rate not to exceed 0.50% of the Daily Net Assets of the variable account.  Additionally, allocations made to the Guaranteed Term Options or Target Term Options will be assessed a fee of not more than 0.50%.

Consequently, the interest rate of return for assets in the Guaranteed Term Option/Target Term Option will be lowered due to the assessment of this charge.

Capital Preservation Plus Lifetime Income Option

The Capital Preservation Plus Lifetime Income Option is only available under the contract at the time of application for contracts issued based on good order applications signed and dated on or prior to January 12, 2009.  After January 12, 2009, the Capital Preservation Plus Lifetime Income Option is only available to those contract owners that previously elected either the Capital Preservation Plus Option or the Capital Preservation Plus Lifetime Income Option.    The contract owner (or the annuitant in the case of a non-natural contract owner) must be age 35 or older at the time of application.  The Capital Preservation Plus Lifetime Income Option may not be elected if any of the following optional benefits are elected: a Lifetime Income Option or the C Schedule Option.

If the contract owner or applicant elects the Capital Preservation Plus Lifetime Income Option, Nationwide will deduct an additional charge at an annualized rate not to exceed 1.00% of the Daily Net Assets of the variable account.  Additionally, the interest rate of return credited to allocations made to the Guaranteed Term Options or Target Term Options will be reduced by not more than 1.00%.  For contracts issued on or after September 15, 2008 or the date of state approval, (whichever is later ) : the current charge associated with the Capital Preservation Plus Lifetime Income Option is equal to an annualized rate of 0.75% of the Daily Net Assets of the variable account and the Guaranteed Term Options/Target Term Option charge is equal to a reduction in crediting rates of 0.75%.  For contracts issued before September 15, 2008 or the date of state approval, (whichever is later): the current charge associated with the Capital Preservation Plus Lifetime Income Option is equal to an annualized rate of 0.60% of the Daily Net Assets of the variable account and the Guaranteed Term Option/Target Term Option charge is equal to a reduction in crediting rates of 0.60%.

10% Lifetime Income Option

Upon the later of September 15, 2008 or the date of state approval, the 10% Lifetime Income Option is available under the contract at the time of application. The contract owner (or the annuitant in the case of a non-natural contract owner) must be between age 45 and 85 at the time of application.  For contracts issued in the State of New York, the contract owner (or the annuitant in the case of a non-natural contract owner) must be between 57 and 85 at the time of application.  The 10% Lifetime Income Option may not be elected if any of the following optional benefits are elected: another Lifetime Income Option, the Capital Preservation Plus Lifetime Income Option, or the C Schedule Option.

If the contract owner elects the 10% Lifetime Income Option, Nationwide will deduct an additional charge not to exceed 1.20% of the Current Income Benefit Base, which is the amount upon which the annual benefit is based.  The current charge for the 10% Lifetime Income Option is 1.00 % of the Current Income Benefit Base.  The charge is deducted on each contract anniversary and is taken from the sub-accounts proportionally based on contract allocations at the time the charge is deducted.

7% Lifetime Income Option

The 7% Lifetime Income Option is available under the contract at the time of application.  (For contracts issued before May 1, 2007, the 7% Lifetime Income Option is also available for election at any time after application.) However, upon state approval of the 10% Lifetime Income Option, the

11

7% Lifetime Income Option will no longer be available for election.  The 7% Lifetime Income Option is not available in the State of New York.

The contract owner (or the annuitant in the case of a non-natural contract owner) must be between age 45 and 85 at the time of application.  The 7% Lifetime Income Option may not be elected if any of the following optional benefits are elected: another Lifetime Income Option, the Capital Preservation Plus Lifetime Income Option, or the C Schedule Option.

If the contract owner elects the 7% Lifetime Income Option, Nationwide will deduct an additional charge not to exceed 1.00% of the Current Income Benefit Base, which is the amount upon which the annual benefit is based.  The current charge for the 7% Lifetime Income Option is 0.95 % of the Current Income Benefit Base.  The charge is deducted on each contract anniversary and is taken from the sub-accounts proportionally based on contract allocations at the time the charge is deducted.

5% Lifetime Income Option

The 5% Lifetime Income Option is available under the contract at the time of application.  Effective September 15, 2008, the 5% Lifetime Income Option is only available for contracts issued in the State of New York.   The contract owner (or the annuitant in the case of a non-natural contract owner) must be between age 45 and 85 at the time of application.  The 5% Lifetime Income Option may not be elected if any of the following optional benefits are elected: another Lifetime Income Option, the Capital Preservation Plus Lifetime Income Option, or the C Schedule Option.

If the contract owner elects the 5% Lifetime Income Option, Nationwide will deduct an additional charge not to exceed 1.00% of the Current Income Benefit Base, which is the amount upon which the annual benefit is based.  The current charge for the 5% Lifetime Income Option is 0.85 % of the Current Income Benefit Base.  The charge is deducted on each contract anniversary and is taken from the sub-accounts proportionally based on contract allocations at the time the charge is deducted.

5% or 7% Spousal Continuation Benefit

The 5% or 7% Spousal Continuation Benefit is only available for election if and when the 5% or 7% Lifetime Income Option is elected.  The contract owner’s spouse (or the annuitant’s spouse in the case of a non-natural contract owner) must be between age 45 and 85 at the time of application.  If the contract owner elects the 5% or 7% Spousal Continuation Benefit, Nationwide will deduct an additional charge of 0.15% of the Current Income Benefit Base.  The charge is deducted at the same time and in the same manner as the 5% or 7% Lifetime Income Option charge.

10% Spousal Continuation Benefit

The 10% Spousal Continuation Benefit is only available for election if and when the 10% Lifetime Income Option is elected.  The 10% Spousal Continuation Benefit is not available in the State of New York.  The contract owner’s spouse (or the annuitant’s spouse in the case of a non-natural contract owner) must be between age 45 and 85 at the time of application.  If the contract owner elects the 10% Spousal Continuation Benefit, Nationwide will deduct an additional charge not to exceed 0.30% of the Current Income Benefit Base.  Currently, the charge for the 10% Spousal Continuation Benefit is 0.20% of the Current Income Benefit Base. The charge is deducted at the same time and in the same manner as the 10% Lifetime Income Option charge.

Charges for Optional Benefits

The charges associated with optional benefits are generally only assessed prior to annuitization.  However, the charges associated with the L Schedule Option and the C Schedule Option will be assessed both before and after annuitization.  Additionally, the charges associated with the Extra Value Options are assessed for the durations indicated, regardless of when the contract owner annuitizes.  For example, if a contract owner that elected the 3% Extra Value Option annuitizes before the end of the 8th contract year, the charge for that option will continue to be assessed after annuitization until the end of the 8th contract year.

Annuity Payments

Annuity payments begin on the annuitization date and will be based on the annuity payment option chosen prior to annuitization.  Annuity payments will generally be received within 7 to 10 days after each annuity payment date.

Taxation

How a contract is taxed depends on the type of contract issued and the purpose for which the contract is purchased. Nationwide will charge against the contract any premium taxes levied by any governmental authority.  Premium tax rates currently range from 0% to 5% (see "Federal Tax Considerations" in “Appendix C: Contract Types and Tax Information” and "Premium Taxes").

Ten Day Free-look

Under state insurance laws, contract owners have the right, during a limited period of time, to examine their contract and decide if they want to keep it or cancel it.  This right is referred to as a “free look” right.  The length of this time period depends on state law and may vary depending on whether your purchase is replacing another annuity contract you own.

If the contract owner elects to cancel the contract pursuant to the free look provision, where required by law, Nationwide will return the greater of the Contract value or the amount of purchase payment(s) applied during the free look period, less any  Purchase Payment Credits, and applicable federal and state income tax withholding.  Otherwise, Nationwide will return the Contract value, less any Purchase Payment Credits, applicable federal and state income tax withholding.

See “Right to Examine and Cancel” and “Purchase Payment Credits” later in this prospectus for more information.

Condensed Financial Information

The value of an accumulation unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of variable account charges which may vary from contract to contract (for more information on the calculation of accumulation unit values, see "Determining

12

Variable Account Value – Valuing an Accumulation Unit").  Please refer to Appendix B for information regarding the minimum and maximum class of accumulation unit values.  All classes of accumulation unit values may be obtained, free of charge, by contacting Nationwide’s home office at the telephone number listed on page 1 of this prospectus.

Financial Statements

Financial statements for the variable account and the consolidated financial statements of Nationwide Life Insurance Company are located in the Statement of Additional Information.  A current Statement of Additional Information may be obtained, without charge, by contacting Nationwide’s home office at the telephone number listed on page 1 of this prospectus.

Nationwide Life Insurance Company

Nationwide is a stock life insurance company organized under Ohio law in March 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215.  Nationwide is a provider of life insurance, annuities and retirement products.  It is admitted to do business in all states, the District of Columbia and Puerto Rico.

Nationwide is a member of the Nationwide group of companies.  Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies.  The Companies were organized under Ohio law in December 1925 and 1933 respectively.  The Companies engage in a general insurance and reinsurance business, except life insurance.

Nationwide is relying on the exemption in Rule 12h-7 of the Securities Exchange Act of 1934 (the “’34 Act”) relating to its duty to file reports otherwise required by Sections 15(d) and 13(a) of the ‘34 Act.

Nationwide Investment Services Corporation

The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215.  NISC is a wholly owned subsidiary of Nationwide.

Prospective purchasers may apply to purchase a contract through broker dealers that have entered into a selling agreement with NISC.

Investing in the Contract

The Variable Account and Underlying Mutual Funds

Nationwide Variable Account-II is a variable account that invests in the underlying mutual funds listed in Appendix A.  Nationwide established the variable account on October 7, 1981 pursuant to Ohio law.  Although the variable account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the variable account.

Income, gains, and losses credited to, or charged against, the variable account reflect the variable account’s own investment experience and not the investment experience of Nationwide’s other assets.  The variable account’s assets are held separately from Nationwide’s assets and are not chargeable with liabilities incurred in any other business of Nationwide.  Nationwide is obligated to pay all amounts promised to contract owners under the contracts.

The variable account is divided into sub-accounts, each corresponding to a single underlying mutual fund.  Nationwide uses the assets of each sub-account to buy shares of the underlying mutual funds based on contract owner instructions.

Contract owners receive underlying mutual fund prospectuses when they make their initial sub-account allocations and any time they change those allocations. Contract owners can obtain prospectuses for underlying funds at any other time by contacting Nationwide’s home office at the telephone number listed on page 1 of this prospectus.   Contract owners should read these prospectuses carefully before investing.

Underlying mutual funds in the variable account are NOT publicly traded mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.

The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives.  However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund.  Contract owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the variable account.  The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.

The particular underlying mutual funds available under the contract may change from time to time.  Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment.  New underlying mutual funds or new share classes of currently available underlying mutual funds may be added.  Contract owners will receive notice of any such changes that affect their contract.

In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms or their affiliates may be added to the variable account.  These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.

Voting Rights

Contract owners who have allocated assets to the underlying mutual funds are entitled to certain voting rights.  Nationwide will vote contract owner shares at special shareholder meetings based on contract owner instructions.  However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.

Contract owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders’ vote as soon as possible before the shareholder meeting.

13

Notification will contain proxy materials and a form with which to give Nationwide voting instructions.  Nationwide will vote shares for which no instructions are received in the same proportion as those that are received.  What this means to you is that when only a small number of contract owners vote, each vote has a greater impact and may control the outcome.

The number of shares which a contract owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the Net Asset Value of that underlying mutual fund.  Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.

Material Conflicts

The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide.  Nationwide does not anticipate any disadvantages to this.  However, it is possible that a conflict may arise between the interests of the variable account and one or more of the other separate accounts in which these underlying mutual funds participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the contract owners and those of other companies.  If a material conflict occurs, Nationwide will take whatever steps are necessary to protect contract owners and variable annuity payees, including withdrawal of the variable account from participation in the underlying mutual fund(s) involved in the conflict.

Substitution of Securities

Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:

(1)	shares of a current underlying mutual fund are no longer available for investment; or

(2)	further investment in an underlying mutual fund is inappropriate.

No substitution, elimination, or combination of shares may take place without the prior approval of the SEC.  All affected contract owners will be notified in the event there is a substitution, elimination or combination of shares.

Deregistration of the Separate Account

Nationwide may deregister Nationwide Variable Account-II under the 1940 Act in the event the separate account meets an exemption from registration under the 1940 Act, if there are no shareholders in the separate account or for any other purpose approved by the SEC.

No deregistration may take place without the prior approval of the SEC.  All contract owners will be notified in the event Nationwide deregisters Variable Account-II.

Guaranteed Term Options

Guaranteed Term Options ("GTOs") are separate investment options under the contract.  The minimum amount that may be allocated to a GTO is $1,000.  Allocations to a Guaranteed Term Option are held in a separate account, established by Nationwide pursuant to Ohio law, to aid in the reserving and accounting for Guaranteed Term Option obligations.  The separate account's assets are held separately from Nationwide's other assets and are not chargeable with liabilities incurred in any other business of Nationwide.  However, the general assets of Nationwide are available for the purpose of meeting the guarantees of any Guaranteed Term Option, subject to Nationwide's claims-paying ability.  A Guaranteed Term Option prospectus should be read along with this prospectus.

Guaranteed Term Options provide a guaranteed rate of interest over four different maturity durations: three (3), five (5), seven (7) or ten (10) years.  Note:  The guaranteed term may last for up to 3 months beyond the 3, 5, 7, or 10 year period since every guaranteed term will end on the final day of a calendar quarter.

For the duration selected, Nationwide will declare a guaranteed interest rate. The guaranteed interest rate will be credited to amounts allocated to the Guaranteed Term Option(s) unless a distribution is taken before the maturity date.  If a distribution occurs before the maturity date, the amount distributed will be subject to a market value adjustment.  A market value adjustment can increase or decrease the amount distributed depending on fluctuations in swap rates.  No market value adjustment will be applied if Guaranteed Term Option allocations are held to maturity.

Because a market value adjustment can affect the value of a distribution, its effects should be carefully considered before surrendering or transferring from Guaranteed Term Options.  Please refer to the prospectus for the Guaranteed Term Options for further information.  Contract owners can obtain a GTO prospectus, by contacting Nationwide’s home office at the telephone number listed on page 1 of this prospectus.

Guaranteed Term Options are available only during the accumulation phase of a contract.  They are not available after the annuitization date.  In addition, Guaranteed Term Options are not available for use with Asset Rebalancing, Dollar Cost Averaging, or Systematic Withdrawals.

Guaranteed Term Options may not be available in every state.

GTO Charges Assessed for Certain Optional Benefits

For contract owners that elect the following optional benefits, allocations made to the Guaranteed Term Options will be assessed a fee as indicated:

Optional Benefit	GTO Charge
Beneficiary Protector II Option	0.35%
3% Extra Value Option	0.10%*
4% Extra Value Option	0.25%*
5% Extra Value Option (non-New York)	0.45%*
5% Extra Value Option (New York)	0.55%**
Capital Preservation Plus Option	0.50%
Capital Preservation Plus Lifetime Income Option	up to 1.00%***

*The GTO charge associated with these options will not be assessed after the end of the 8th contract year.

14

**The GTO charge associated with this option will not be assessed after the end of the 7th contract year.

***For contracts issued on or after September 15, 2008 or the date of state approval (whichever comes last), the Guaranteed Term Option/Target Term Option charge associated with the Capital Preservation Plus Lifetime Income Option is equal to a reduction in crediting rates of 0.75%.  For contracts issued before September 15, 2008 or the date of state approval (whichever comes last), the Guaranteed Term Option/Target Term Option charge associated with the Capital Preservation Plus Lifetime Income Option is equal to a reduction in crediting rates of 0.60%.

The GTO charges are assessed by decreasing the interest rate of return credited to assets allocated to the Guaranteed Term Options.

Target Term Options

Due to certain state requirements, in some state jurisdictions, Nationwide uses Target Term Options instead of Guaranteed Term Options in connection with the Capital Preservation Plus Option and the Capital Preservation Plus Lifetime Income Option.  Target Term Options are not available separate from these options.

For all material purposes, Guaranteed Term Options and Target Term Options are the same.  Target Term Options are managed and administered identically to Guaranteed Term Options.  The distinction is that the interest rate associated with Target Term Options is not guaranteed as it is in Guaranteed Term Options.  However, because the options are managed and administered identically, the result to the investor is the same.

All references in this prospectus to Guaranteed Term Options in connection with the Capital Preservation Plus Option and the Capital Preservation Plus Lifetime Income Option will also mean Target Term Options (in applicable jurisdictions).  Please refer to the prospectus for the Guaranteed Term Options/Target Term Options for more information.

The Fixed Account

The fixed account is an investment option that is funded by assets of Nationwide’s general account.  The general account contains all of Nationwide’s assets other than those in this and other Nationwide separate accounts and is used to support Nationwide’s annuity and insurance obligations.  The general account is not subject to the same laws as the variable account and the SEC has not reviewed material in this prospectus relating to the fixed account.

Purchase payments will be allocated to the fixed account by election of the contract owner.  Nationwide reserves the right to limit or refuse purchase payments and/or transfers allocated to the fixed account at its sole discretion.  Generally, Nationwide will invoke this right when interest rates are low by historical standards.

Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the fixed account when the contract owner elects or has elected an Extra Value Option.  These restrictions may be imposed at Nationwide's discretion when economic conditions are such that Nationwide is unable to recoup the cost of providing the up-front Extra Value Option credits.

The investment income earned by the fixed account will be allocated to the contracts at varying guaranteed interest rate(s) depending on the following categories of fixed account allocations:

•
New Money Rate – The rate credited on the fixed account allocation when the contract is purchased or when subsequent purchase payments are made.  Subsequent purchase payments may receive different New Money Rates than the rate when the contract was issued, since the New Money Rate is subject to change based on market conditions.

•
Variable Account to Fixed Rate – Allocations transferred from any of the underlying investment options in the variable account to the fixed account may receive a different rate.  The rate may be lower than the New Money Rate.  There may be limits on the amount and frequency of movements from the variable account to the fixed account.

•
Renewal Rate – The rate available for maturing fixed account allocations which are entering a new guarantee period.  The contract owner will be notified of this rate in a letter issued with the quarterly statements when any of the money in the contract owner’s fixed account matures.  At that time, the contract owner will have an opportunity to leave the money in the fixed account and receive the Renewal Rate or the contract owner can move the money to any of the other underlying mutual fund options.

•
Dollar Cost Averaging Rate – From time to time, Nationwide may offer a more favorable rate for an initial purchase payment into a new contract when used in conjunction with a dollar cost averaging program.

If contract value is allocated to the fixed account and the contract owner subsequently elects the Capital Preservation Plus Option or the Capital Preservation Plus Lifetime Income Option, the current fixed account interest rate guarantee period will terminate.  If such contract owner allocates all or part of the Non-Guaranteed Term Option component of the Capital Preservation Plus Option or the Capital Preservation Plus Lifetime Income Option to the fixed account, the allocation will be credited interest at the then current Renewal Rate and a new fixed account interest rate guarantee period will begin.

All of these rates are subject to change on a daily basis; however, once applied to the fixed account, the interest rates are guaranteed until the end of the calendar quarter during which the 12 month anniversary of the fixed account allocation occurs.

Credited interest rates are annualized rates – the effective yield of interest over a one-year period.  Interest is credited to each contract on a daily basis.  As a result, the credited interest rate is compounded daily to achieve the stated effective yield.

The guaranteed rate for any purchase payment will be effective for not less than twelve months.  Nationwide guarantees that the rate will not be less than the minimum interest rate required by applicable state law.

Any interest in excess of the minimum interest rate required by applicable state law will be credited to fixed account allocations at Nationwide’s sole discretion.  The contract owner assumes the risk that interest credited to fixed account

15

allocations may not exceed the minimum interest rate required by applicable state law for any given year.

Nationwide guarantees that the fixed account contract value will not be less than the amount of the purchase payments allocated to the fixed account, plus interest credited as described above, less any surrenders and any applicable charges including CDSC.  Additionally, Nationwide guarantees that interest credited to fixed account allocations will not be less than the minimum interest required by applicable state law.

Fixed Account Interest Rate Guarantee Period

The fixed account interest rate guarantee period is the period of time that the fixed account interest rate is guaranteed to remain the same.  During a fixed account interest rate guarantee period, transfers cannot be made from the fixed account, and amounts transferred to the fixed account must remain on deposit.  If contract value is allocated to the fixed account and the contract owner subsequently elects the Capital Preservation Plus Option or the Capital Preservation Plus Lifetime Income Option, the current fixed account interest rate guarantee period will terminate.  If such contract owner allocates all or part of the Non-Guaranteed Term Option component of the Capital Preservation Plus Option or the Capital Preservation Plus Lifetime Income Option to the fixed account, the allocation will be credited interest at the then current Renewal Rate and a new fixed account interest rate guarantee period will begin.

For new purchase payments allocated to the fixed account and transfers to the fixed account, the fixed account interest rate guarantee period begins on the date of deposit or transfer and ends on the one year anniversary of the deposit or transfer.  The guaranteed interest rate period may last for up to 3 months beyond the 1 year anniversary because guaranteed terms end on the last day of a calendar quarter.

The fixed account interest rate guarantee period is distinct from the maturity durations associated with Guaranteed Term Options.

Fixed Account Charges Assessed for Certain Optional Benefits

All interest rates credited to the fixed account will be determined as described above.  Based on the criteria listed above, it is possible for a contract with various optional benefits to receive the same rate of interest as a contract with no optional benefits.  However, for contract owners that elect certain optional benefits available under the contract, a charge is assessed to assets allocated to the fixed account.

Consequently, even though the guaranteed interest rate credited does not change, the charge assessed for the optional benefit will result in investment returns lower than the interest rate credited, as specified below:

Optional Benefit	Fixed Account Charge
Beneficiary Protector II Option	0.35%
3% Extra Value Option	0.10%*
4% Extra Value Option	0.25%*
5% Extra Value Option (non-New York)	0.45%*
5% Extra Value Option (New York)	0.55%**

*The fixed account charge associated with these options will not be assessed after the end of the 8th contract year.

**The fixed account charge associated with this option will not be assessed after the end of the 7th contract year.

The fixed account charges are assessed by decreasing the interest rate of return credited to assets allocated to the fixed account.

Although there is a fee assessed to the assets in the fixed account when any of the above optional benefits are elected, Nationwide guarantees that the interest rate credited to any assets in the fixed account will never be less than the minimum interest rate required by applicable state law.

The Contract in General

Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs.  There are costs and charges associated with these benefits and advantages – costs and charges that are different, or do not exist at all, within other investment products.  With help from financial consultants and advisers, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates.

Not all benefits, programs, features and investment options described in this prospectus are available or approved for use in every state.  For more detailed information regarding provisions that vary by state, please see “Appendix D: State Variations” later in this prospectus.

Nationwide offers a wide array of such products, many with different charges, benefit features and underlying investment options.  This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with your investment objectives, risk tolerance, investment time horizon, marital status, tax situation and other personal characteristics and needs.  Not all benefits, programs, features and investment options described in this prospectus are available or approved for use in every state.

In order to comply with the USA Patriot Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent contracts described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities.

16

If this contract is purchased to replace another variable annuity, be aware that the mortality tables used to determine the amount of annuity payments may be less favorable than those in the contract being replaced.

In general, deferred variable annuities are long-term investments; they are not intended as short-term investments.  Accordingly, Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership.  It is very important that contract owners and prospective contract owners understand all the costs associated with owning a contract, and if and how those costs change during the lifetime of the contract.  Contract and optional charges may not be the same in later contract years as they are in early contract years.  The various contract and optional benefit charges are assessed in order to compensate Nationwide for administrative services, distribution and operational expenses, and assumed actuarial risks associated with the contract.

Following is a discussion of some relevant factors that may be of particular interest to prospective investors.

Distribution, Promotional and Sales Expenses

Nationwide pays commissions to the firms that sell the contracts.  The maximum gross commission that Nationwide will pay on the sale of the contracts is 8.00% of purchase payments.  Note that the individual registered representatives typically receive only a portion of this amount; the remainder is retained by the firm.  Nationwide may also, instead of a premium-based commission, pay an asset-based commission (sometimes referred to as "trails" or "residuals"), or a combination of the two.

In addition to or partially in lieu of commission, Nationwide may also pay the selling firms a marketing allowance, which is based on the firm’s ability and demonstrated willingness to promote and market Nationwide's products.  How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide's products.  For more information on the exact compensation arrangement associated with this contract, please consult your registered representative.

Underlying Mutual Fund Payments

Nationwide’s Relationship with the Underlying Mutual Funds

The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares.  The variable account aggregates contract owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund daily.   The variable account (and not the contract owners) is the underlying mutual fund shareholder.  When the variable account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public.  Nationwide incurs these expenses instead.

Nationwide also incurs the distribution costs of selling the contract (as discussed above), which benefit the underlying mutual funds by providing contract owners with sub-account options that correspond to the underlying mutual funds.

An investment adviser or subadviser of an underlying mutual fund or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the contract and may pay Nationwide or its affiliates to participate in educational and/or marketing activities.  These activities may provide the adviser or subadviser (or their affiliates) with increased exposure to persons involved in the distribution of the contract.

Types of Payments Nationwide Receives

In light of the above, the underlying mutual funds and their affiliates make certain payments to Nationwide or its affiliates (the “payments”).  The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the contracts and other variable contracts Nationwide and its affiliates issue, but in some cases may involve a flat fee.  These payments may be used by us for any corporate purpose, which include reducing the prices of the contracts, paying expenses that Nationwide or its affiliates incur in promoting, marketing, and administering the contracts and the underlying mutual funds, and achieving a profit.

Nationwide or its affiliates receive the following types of payments:

•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;

•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and

•
Payments by an underlying mutual fund’s adviser or subadviser (or its affiliates).  Such payments may be derived, in whole or in part, from the advisory fee, which is deducted from underlying mutual fund assets and is reflected in mutual fund charges.

Furthermore, Nationwide benefits from assets invested in Nationwide’s affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because its affiliates also receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services.  Thus, Nationwide may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.

Nationwide took into consideration the anticipated payments from the underlying mutual funds when we determined the charges imposed under the contracts (apart from fees and expenses imposed by the underlying mutual funds).  Without these payments, Nationwide would have imposed higher charges under the contract.

Amount of Payments Nationwide Receives

For the year ended December 31, 2007, the underlying mutual fund payments Nationwide and its affiliates received from the underlying mutual funds did not exceed 0.65% (as a percentage of the average Daily Net Assets invested in the underlying mutual funds) offered through this contract or other variable contracts that Nationwide and its affiliates issue.  Payments from investment advisers or subadvisers to participate in educational and/or

17

marketing activities have not been taken into account in this percentage.

Most underlying mutual funds or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all.  Because the amount of the actual payments Nationwide and its affiliates receive depends on the assets of the underlying mutual funds attributable to the contract, Nationwide and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).

For additional information related to amount of payments Nationwide receives, go to www.nationwide.com.

Identification of Underlying Mutual Funds

Nationwide may consider several criteria when identifying the underlying mutual funds, including some or all of the following:  investment objectives, investment process, investment performance, risk characteristics, investment capabilities, experience and resources, investment consistency, and fund expenses.  Another factor Nationwide considers during the identification process is whether the underlying mutual fund’s adviser or subadviser is one of our affiliates or whether the underlying mutual fund, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates.

There may be underlying mutual funds with lower fees, as well as other variable contracts that offer underlying mutual funds with lower fees.  You should consider all of the fees and charges of the contract in relation to its features and benefits when making your decision to invest.   Please note that higher contract and underlying mutual fund fees and charges have a direct effect on and may lower your investment performance. Profitability

Nationwide does consider profitability when determining the charges in the contract.  In early contract years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher.  Nationwide does, however, anticipate earning a profit in later contract years.  In general, Nationwide's profit will be greater the higher the investment return and the longer the contract is held.

Contract Modification

Nationwide may modify the annuity contracts, but no modification will affect the amount or term of any annuity contract unless a modification is required to conform the annuity contract to applicable federal or state law.  No modification will affect the method by which the Contract Values are determined.

Standard Charges and Deductions

Mortality and Expense Risk and Administrative Charges

Nationwide deducts a mortality and expense risk charge and an administrative charge from the variable account.  The mortality and expense risk charge is computed on a daily basis and is equal to an annualized rate of 1.35% of the Daily Net Assets of the variable account.  The administrative charge is computed on a daily basis and is equal to an annualized rate of 0.20% of the Daily Net Assets of the variable account.

The mortality and expense risk charge is intended to compensate Nationwide for providing the insurance benefits under the contract, including the contract’s basic death benefit that provides guaranteed benefits to your beneficiaries even if the market declines and also the risk that persons we guarantee annuity payments to will live longer than our assumptions.

The charge covers the risk that our assumptions about the mortality risks and expenses under this contract are incorrect and that we have agreed not to increase these charges over time despite our actual costs. The administrative charge covers administrative costs associated with providing contract benefits, including preparation of the contract and prospectus, confirmation statements, annual account statements and annual reports, legal and accounting fees as well as various related expenses. We may increase the administrative charge; however, any increase will only apply to contracts issued after the date of the increase. If there are any profits from the mortality and expense risk charge or the administrative charge, we may use such profits to finance the distribution of contracts.

Contingent Deferred Sales Charge

No sales charge deduction is made from purchase payments upon deposit into the contracts.  However, if any part of the contract is surrendered, Nationwide may deduct a CDSC.  The CDSC will not exceed 8% of purchase payments surrendered.

The CDSC is calculated by multiplying the applicable CDSC percentage (noted below) by the amount of purchase payments surrendered.

For purposes of calculating the CDSC, surrenders are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth.  Earnings are not subject to the CDSC, but may not be distributed prior to the distribution of all purchase payments.  (For tax purposes, a surrender is usually treated as a withdrawal of earnings first.)

The CDSC applies as follows:

Number of Completed Years from Date of Purchase Payment	CDSC Percentage
0	8%
1	7%
2	6%
3	5%
4	4%
5	3%
6	2%
7	1%
8	0%

Some state jurisdictions require a lower CDSC schedule.  Please refer to your contract for state specific information.

18

The CDSC is used to cover sales expenses, including commissions, production of sales material, and other promotional expenses.  If expenses are greater than the CDSC, the shortfall will be made up from Nationwide’s general assets, which may indirectly include portions of the variable account charges, since Nationwide may generate a profit from these charges.

All or a portion of any withdrawal may be subject to federal income taxes.  Contract owners taking withdrawals before age 59½ may be subject to a 10% penalty tax.

Additional purchase payments made to the contract after receiving the benefit of the Spousal Protection Feature are subject to the same CDSC provisions that were applicable prior to receiving the benefit of the Spousal Protection Feature (see "Spousal Protection Feature" later in this prospectus).

Waiver of Contingent Deferred Sales Charge

Each contract year, the contract owner may withdraw without a CDSC the greater of:

(1)	15% of the net difference of purchase payments that are subject to CDSC minus purchase payments surrendered that were subject to CDSC; or

(2)	any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.

This CDSC-free withdrawal privilege is non-cumulative.  Free amounts not taken during any given contract year cannot be taken as free amounts in a subsequent contract year.

Purchase payments surrendered under the CDSC-free withdrawal privilege are not, for purposes of calculating the maximum amount that can be withdrawn annually without a CDSC in subsection (1) above and for determining the waiver of CDSC for partial surrenders discussed later in this section, considered a surrender of purchase payments.

In addition, no CDSC will be deducted:

(1)	upon the annuitization of contracts which have been in force for at least 2 years;

(2)
upon payment of a death benefit.  However, additional purchase payments made to the contract after receiving the benefit of the Spousal Protection Feature are subject to the CDSC provisions of the contract (see "Spousal Protection Feature" on page 2);

(3)	from any values which have been held under a contract for at least 8 years (4 years if the L Schedule Option is elected); or

(4)	if the contract owner elected the C Schedule Option.

No CDSC applies to transfers among sub-accounts or between or among the Guaranteed Term Options, the fixed account, or the variable account.

A contract held by a Charitable Remainder Trust (within the meaning of Internal Revenue Code Section 664) may withdraw CDSC-free the greater of the amount that would otherwise be available for withdrawal without a CDSC; and the difference between:

(a)	the contract value at the close of the day prior to the date of the withdrawal; and

(b)	the total purchase payments made to the contract (less an adjustment for amounts surrendered).

This contract is not designed for and does not support active trading strategies.  In order to protect investors in this contract that do not utilize such strategies, Nationwide may initiate certain exchange offers intended to provide contract owners that meet certain criteria with an alternate variable annuity designed to accommodate active trading.  If this contract is exchanged as part of an exchange offer, the exchange will be made on the basis of the relative Net Asset Values of the exchanged contract.  Furthermore, no CDSC will be assessed on the exchanged assets and Nationwide will "tack" the contract’s CDSC schedule onto the new contract.  This means that the CDSC schedule will not start anew on the exchanged assets in the new contract; rather, the CDSC schedule from the exchanged contract will be applied to the exchanged assets both in terms of percentages and the number of completed contract years.  This enables the contract owner to exchange into the new contract without having to start a new CDSC schedule on exchanged assets.  However, if subsequent purchase payments are made to the new contract, they will be subject to any applicable CDSC schedule that is part of the new contract.

The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.

The waiver of CDSC only applies to partial surrenders.  If the contract owner elects to surrender the contract in full, where permitted by state law, Nationwide will assess a CDSC on the entire amount surrendered.  For purposes of the CDSC free withdrawal privilege, a full surrender is:

•	multiple surrenders taken within a one-year period that deplete the entire contract value; or

•	any single surrender of 90% or more of the contract value.

Long-Term Care/Nursing Home and Terminal Illness Waiver

The contract includes a Long-Term Care/Nursing Home and Terminal Illness waiver at no additional charge.

Under this provision, no CDSC will be charged if:

(1)	the third contract anniversary has passed; and

(2)	the contract owner has been confined to a long-term care facility or hospital for a continuous 90-day period that began after the contract issue date; or

(3)	the contract owner has been diagnosed by a physician at any time after contract issuance to have a terminal illness; and

(4)	Nationwide receives and records such a letter from that physician indicating such diagnosis.

Written notice and proof of terminal illness or confinement for 90 days in a hospital or long term care facility must be received in a form satisfactory to Nationwide and recorded at Nationwide’s home office prior to waiver of the CDSC.

In the case of joint ownership, the waivers will apply if either joint owner meets the qualifications listed above.  For those contracts that have a non-natural person as contract owner as an agent for a natural person, the annuitant may exercise the right of the contract owner for purposes described

19

in this provision.  If the non-natural contract owner does not own the contract as an agent for a natural person (e.g., the contract owner is a corporation or a trust for the benefit of an entity), the annuitant may not exercise the rights described in this provision.

Premium Taxes

Nationwide will charge against the Contract value any premium taxes levied by a state or other government entity.  Premium tax rates currently range from 0% to 5%.  This range is subject to change.  Nationwide will assess premium taxes to the contract at the time Nationwide is assessed the premium taxes by the state.  Premium tax requirements vary from state to state.

Premium taxes may be deducted from death benefit proceeds.

Short-Term Trading Fees

Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a sub-account that occur within 60 days after the date of allocation to the sub-account.

Short-term trading fees are intended to compensate the underlying mutual fund (and contract owners with interests allocated in the underlying mutual fund) for the negative impact on fund performance that may result from frequent, short-term trading strategies.  Short-term trading fees are not intended to affect the large majority of contract owners not engaged in such strategies.

Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading.  Short-term trading fees will only apply to those sub-accounts corresponding to underlying mutual funds that charge such fees (see the underlying mutual fund prospectus).  Any short-term trading fees paid are retained by the underlying mutual fund, not by Nationwide, and are part of the underlying mutual fund’s assets.  Contract owners are responsible for monitoring the length of time allocations are held in any particular underlying mutual fund.  Nationwide will not provide advance notice of the assessment of any applicable short-term trading fee.

For a complete list of the underlying mutual funds offered under the contract that assess (or reserve the right to assess) a short-term trading fee, please see "Underlying Mutual Fund Annual Expenses" earlier in this prospectus.

If a short-term trading fee is assessed, the underlying mutual fund will charge the variable account 1% of the amount determined to be engaged in short-term trading.  The variable account will then pass the short-term trading fee on to the specific contract owner that engaged in short-term trading by deducting an amount equal to the short-term trading fee from that contract owner’s sub-account value.  All such fees will be remitted to the underlying mutual fund; none of the fee proceeds will be retained by Nationwide or the variable account.

When multiple purchase payments (or exchanges) are made to a sub-account that is subject to short-term trading fees, transfers will be considered to be made on a first in/first out (FIFO) basis for purposes of determining short-term trading fees.  In other words, units held the longest time will be treated as being transferred first, and units held for the shortest time will be treated as being transferred last.

Some transactions are not subject to the short-term trading fees.  Transactions that are not subject to short-term trading fees include:

•	scheduled and systematic transfers, such as Dollar Cost Averaging, Asset Rebalancing, and Systematic Withdrawals;

•	contract loans or surrenders, including CDSC-free withdrawals;

•	surrenders of annuity units to make annuity payments;

•	surrenders of accumulation units to pay a death benefit; or

•	transfers made upon annuitization of the contract.

New share classes of certain currently available underlying mutual funds may be added as investment options under the contracts.  These new share classes may require the assessment of short-term trading or redemption fees.  When these new share classes are added, new purchase payment allocations and exchange reallocations to the underlying mutual funds in question may be limited to the new share class.

Optional Contract Benefits, Charges and Deductions

For an additional charge, the following optional benefits are available to contract owners.  Not all optional benefits are available in every state.  Unless otherwise indicated:

(1)	optional benefits must be elected at the time of application;

(2)	optional benefits, once elected, may not be terminated; and

(3)	the charges associated with the optional benefits will be assessed until annuitization.

The charges associated with optional benefits are generally only assessed prior to annuitization.  However, the charges associated with the L Schedule Option and the C Schedule Option will be assessed both before and after annuitization.  Additionally, the charge associated with the Extra Value Options will be assessed for the duration indicated, regardless of when the contract owner annuitizes.  For example, if a contract owner that elected the 3% Extra Value Option annuitizes before the end of the 8th contract year, the charge for that option will continue to be assessed after annuitization until the end of the 8th contract year.

CDSC Options

L Schedule Option

This option is no longer available effective May 1, 2009 or the date of state approval, whichever is later.   For an additional charge at an annualized rate of 0.20% of the Daily Net Assets of the variable account, the contract owner may elect the L Schedule Option.  Election of the L Schedule Option replaces the B Schedule CDSC schedule with a 4 year CDSC schedule.

The L Schedule Option CDSC schedule applies as follows:

20

Number of Completed Years from Date of Purchase Payment	CDSC Percentage
0	7%
1	6%
2	5%
3	4%
4	0%

Under this option, CDSC will not exceed 7% of purchase payments surrendered.  The charge associated with the L Schedule Option will be assessed for the life of the contract.  Nationwide may realize a profit from the charge assessed for this option.

C Schedule Option

This option is no longer available effective May 1, 2009 or the date of state approval, whichever is later.   For an additional charge at an annualized rate of 0.25% of the Daily Net Assets of the variable account, the contract owner may elect the C Schedule Option, under which no CDSC will be assessed on surrenders from the contract.

Additionally, election of the C Schedule Option:

•	eliminates any available Lifetime Income Options as optional benefits;

•	eliminates the Capital Preservation Plus Lifetime Income Option as an optional benefit;

•	eliminates the fixed account as an investment option under the contract; and

•	eliminates Enhanced Fixed Account Dollar Cost Averaging as a contract owner service.

The charge associated with the C Schedule Option will be assessed for the life of the contract.  Nationwide may realize a profit from the charge assessed for this option.

Death Benefit Options

For an additional charge, an applicant may elect one of two death benefit options, depending on when the contract is issued.  The charge associated with each option will be assessed until annuitization and will be assessed on variable account allocations only.

One-Month Enhanced Death Benefit Option

Beginning May 1, 2004 (or a later date if state law requires), applicants with annuitants age 75 or younger at the time of application can elect the One-Month Enhanced Death Benefit Option for an additional charge at an annualized rate of 0.20% of the Daily Net Assets of the variable account.  Nationwide may realize a profit from the charge assessed for this option.

For contracts that have elected this option, if the total of all purchase payments made to the contract is $3,000,000 or less, the death benefit will be the greatest of:

(1)
(a) if the contract was issued prior to February 1, 2005:  the greater of the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit or the contract value as of the date of the annuitant's death;

(b) if the contract was issued on or after February 1, 2005:  the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit;

(2)	the total of all purchase payments, less an adjustment for amounts surrendered; or

(3)
the highest contract value on any monthly contract anniversary prior to the annuitant's 81st birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that monthly contract anniversary.

For contracts that have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be adjusted as described in the "Death Benefit Calculations" provision on page 62 .

The One-Month Enhanced Death Benefit Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.

Please see "Spousal Protection Feature" later in this prospectus.

Combination Enhanced Death Benefit Option

For contracts issued prior to state approval of the One-Month Enhanced Death Benefit Option, applicants with annuitants age 80 or younger at the time of application can elect the Combination Enhanced Death Benefit Option for an additional charge at an annualized rate of 0.30% of the Daily Net Assets of the variable account.  Nationwide may realize a profit from the charge assessed for this option.

For contracts that have elected this option, if the total of all purchase payments made to the contract is $3,000,000 or less, the death benefit will be the greatest of:

(1)	(a)	if the contract was issued prior to February 1, 2005:
the greater of the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit or the contract value as of the date of the annuitant's death;

(b)	if the contract was issued on or after February 1, 2005: the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit;

(2)	the total of all purchase payments, less an adjustment for amounts surrendered;

(3)
the highest contract value on any contract anniversary before the annuitant’s 81st birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary; or

(4)	the 5% interest anniversary value.

For contracts that have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be adjusted as described in the "Death Benefit Calculations" provision on page 62 .

The Combination Enhanced Death Benefit Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.  Please see "Spousal Protection Feature" later in this prospectus.

21

Combination Enhanced Death Benefit Option II

For contracts issued after May 1, 2007, applicants with annuitants age 75 or younger at the time of application can elect the Combination Enhanced Death Benefit Option II for an additional charge at an annualized rate of 0.45% of the Daily Net Assets of the variable account.  Nationwide may realize a profit from the charge assessed for this option.

For contracts that have elected this option, if the total of all purchase payments made to the contract is $3,000,000 or less, the death benefit will be the greatest of:

1.	the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit;

2.	the total of all purchase payments, less an adjustment for amounts surrendered;

3.
the highest contract value on any contract anniversary before the annuitant’s 81st birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary; or

4.	the 5% interest anniversary value. (See the “Death Benefit Calculations” section for a description of this value.)

For contracts that have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be adjusted as described in the "Death Benefit Calculations" provision on page 62 .

The Combination Enhanced Death Benefit Option II also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.  Please see "Spousal Protection Feature" later in this prospectus.

Beneficiary Protector II Option

For an additional charge at an annualized rate of 0.35% of the Daily Net Assets of the variable account, the contract owner may purchase the Beneficiary Protector II Option.  In addition, allocations to the fixed account and the Guaranteed Term Options will be assessed a fee of 0.35%.  Nationwide will also stop assessing this charge once the contract is annuitized.  Nationwide may realize a profit from the charge assessed for this option.  The Beneficiary Protector II Option is only available for contracts with annuitants age 75 or younger at the time of application.

The Beneficiary Protector II Option provides that upon the death of the annuitant (and potentially, the co-annuitant, if one is named), and in addition to any death benefit payable, Nationwide will credit an additional amount to the contract (the "benefit").  The amount of the benefit depends on the annuitant’s age at the time of application and, if applicable, the co-annuitant’s age at the time of the first annuitant’s death.

After the death of the last surviving annuitant or after all applicable benefits have been credited to the contract, the charge associated with the Beneficiary Protector II Option will be removed and the beneficiary may:

(a)	take distribution of the contract in the form of the death benefit or required distributions as applicable; or

(b)	if the beneficiary is the deceased annuitant’s surviving spouse, continue the contract as the new beneficial contract owner and subject to any mandatory distribution rules.

Calculation of the First Benefit

The formula for determining the first benefit, which is paid upon the first annuitant’s death, is as follows:

Earnings Percentage x Adjusted Earnings

If the annuitant is age 70 or younger at the time of application, the Earnings Percentage will be 40%.  If the annuitant is age 71 through age 75 at the time of application, the Earnings Percentage will be 25%.

Adjusted Earnings = (a) – (b); where:

a =	the contract value on the date the death benefit is calculated and prior to any death benefit calculation; and

b =	purchase payments, proportionally adjusted for surrenders.

The adjustment for amounts surrendered will reduce purchase payments in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

There is a limit on the amount of Adjusted Earnings used in the first benefit calculation.

Maximum Adjusted Earnings from the Date of the First Benefit = 200% of the total of all purchase payments that were applied to the contract more than 12 months before the date of the co-annuitant’s death (regardless of the date of the annuitant’s death), proportionally adjusted for surrenders.

The benefit will either be paid in addition to the death benefit, or will be credited to the contract if there is a co-annuitant named to the contract.

If there is no co-annuitant named to the contract, the charge associated with the Beneficiary Protector II Option will be removed after the benefit is paid.

Calculation of the Second Benefit

If a co-annuitant is named under the contract, a second benefit will be paid upon the death of the co-annuitant if the co-annuitant is age 75 or younger at the date of the first annuitant’s death.  If the co-annuitant is older than age 75 at the date of the first annuitant’s death, no second benefit will be paid and the charge associated with the Beneficiary Protector II Option will be removed.

The calculation of the second benefit will be based on earnings to the contract after the first benefit was calculated.  The formula for calculating the second benefit is as follows:

Earnings Percentage x Adjusted Earnings from the Date of the First Benefit

If the co-annuitant is age 70 or younger at the time of the first annuitant’s death, the Earnings Percentage will be 40%.  If the co-annuitant is age 71 through age 75 at the time of the first annuitant’s death, the Earnings Percentage will be 25%.

22

Adjusted Earnings from the Date of the First Benefit = (a) – (b) – (c), where:

a =	contract value on the date the second death benefit is calculated (before the second death benefit is calculated);

b =
the contract value on the date the first benefit and the first death benefit were calculated (after the first benefit and the first death benefit were applied), proportionately adjusted for surrenders; and

c =	purchase payments made after the first benefit was applied, proportionately adjusted for surrenders.

The adjustment for amounts surrendered will reduce the beginning contract value and purchase payments in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

There is a limit on the amount of Adjusted Earnings from the Date of the First Benefit used in the second benefit calculation.

Maximum Adjusted Earnings from the Date of the First Benefit = 200% of the total of all purchase payments that were applied to the contract more than 12 months before the date of the co-annuitant’s death (regardless of the date of the annuitant’s death), proportionally adjusted for surrenders.

After the second benefit is applied, the charge associated with the Beneficiary Protector II Option will be removed.

How the Benefit is Allocated

Any amounts credited to the contract pursuant to the Beneficiary Protector II Option will be allocated among the sub-accounts, the fixed account and/or the Guaranteed Term Options in the same proportion as each purchase payment is allocated to the contract on the date the benefit is applied.

Extra Value Options

For an additional charge, an applicant can elect one of three Extra Value Options.

Applicants should be aware of the following prior to electing an Extra Value Option:

(1)
Nationwide believes that the Extra Value Options, even after the direct and indirect costs associated with the options, will benefit the majority of contract owners.  However, if an Extra Value Option is elected, the individual registered representative and his/her firm will receive less commission.  If you have questions about whether an Extra Value Option is appropriate for you, please consult your individual registered representative specifically about the option.

(2)	Nationwide may make a profit from the Extra Value Option charge.

(3)
Because the Extra Value Option charge will be assessed against the entire contract value for the first 8 contract years, contract owners who anticipate making additional purchase payments after the first contract year (which will not receive the bonus credit but will be assessed the extra value charge) should carefully examine the Extra Value Option and consult their financial adviser regarding its desirability.

(4)
Nationwide may take back or "recapture" all or part of the amount credited under an Extra Value Option in the event of early surrenders, including revocation of the contract during the contractual free-look period.

(5)	If the market declines during the period that the bonus credits are subject to recapture, the amount subject to recapture could decrease the amount of contract available for surrender.

(6)	The cost of the Extra Value Option and the recapture of the credits (in the event of a surrender) could exceed any benefit of receiving the Extra Value Option credits.

(7)
Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the fixed account when the contract owner elects or has elected an Extra Value Option.  These restrictions may be imposed at Nationwide's discretion when economic conditions are such that Nationwide is unable to recoup the cost of providing the up-front Extra Value Option credits.

The 5% Extra Value Options are not available if the Capital Preservation Plus Lifetime Income Option is elected.

3% Extra Value Option

For an additional charge at an annualized rate of 0.10% of the Daily Net Assets of the variable account, an applicant can elect the 3% Extra Value Option.  In addition, allocations made to the fixed account and the Guaranteed Term Options will be assessed a fee of 0.10%.  After the end of the 8th contract year, Nationwide will discontinue assessing the charges associated with the 3% Extra Value Option.  At the end of the 7th contract year, the amount credited under this option will be fully vested.

In exchange, for the first 12 months the contract is in force, Nationwide will apply a credit to the contract equal to 3% of each purchase payment made to the contract.  This credit, which is funded from Nationwide’s general account, will be allocated among the sub-accounts, the fixed account, and/or the Guaranteed Term Options in the same proportion that the purchase payment is allocated to the contract.  For purposes of all benefits and taxes under these contracts, credits applied under this payment are considered earnings, not purchase payments.

4% Extra Value Option

For an additional charge at an annualized rate of 0.25% of the Daily Net Assets of the variable account, an applicant can elect the 4% Extra Value Option.  In addition, allocations made to the fixed account and the Guaranteed Term Options will be assessed a fee of 0.25%.  After the end of the 8th contract year, Nationwide will discontinue assessing the charges associated with the 4% Extra Value Option.  At the end of the 7th contract year, the amount credited under this option will be fully vested.

In exchange, for the first 12 months the contract is in force, Nationwide will apply a credit to the contract equal to 4% of each purchase payment made to the contract.  This credit, which is funded from Nationwide’s general account, will be allocated among the sub-accounts, the fixed account, and/or the Guaranteed Term Options in the same proportion that the purchase payment is allocated to the contract.  For purposes of

23

all benefits and taxes under these contracts, credits applied under this payment are considered earnings, not purchase payments.

5% Extra Value Option

For an additional charge at an annualized rate of 0.45% of the Daily Net Assets of the variable account (0.55% of the Daily Net Assets of the variable account for those purchasers residing in the State of New York), an applicant can elect the 5% Extra Value Option.  In addition, allocations made to the fixed account and the Guaranteed Term Options will be assessed a fee of 0.45% (0.55% for those purchasers residing in the State of New York).  After the end of the 8th contract year (after the end of the 7th contract year for purchasers residing in the State of New York), Nationwide will discontinue assessing the charges associated with the 5% Extra Value Option and the amount credited under this option will be fully vested.

In exchange, for the first 12 months the contract is in force, Nationwide will apply a credit to the contract equal to 5% of each purchase payment made to the contract.  This credit, which is funded from Nationwide’s general account, will be allocated among the sub-accounts, the fixed account, and/or the Guaranteed Term Options in the same proportion that the purchase payment is allocated to the contract.  For purposes of all benefits and taxes under these contracts, credits applied under this payment are considered earnings, not purchase payments.

Recapture of Extra Value Option Credits

Nationwide will recapture amounts credited to the contract in connection with the Extra Value Options if:

(a)	the contract owner cancels the contract pursuant to the contractual free-look provisions;

(b)	the contract owner takes a full surrender before the end of the 7th contract year; or

(c)	the contract owner takes a partial surrender that is or would be subject to a CDSC under the B Schedule CDSC schedule before the end of the 7th contract year.

The amount of the extra value credit recaptured under the circumstances listed above is determined based on a vesting schedule.  The longer a contract owner waits to surrender value from the contract, the smaller the amount of the credit that Nationwide will recapture.

Some state jurisdictions require a reduced recapture schedule.  Please refer to your contract for state specific information.

Contract owners should carefully consider the consequences of taking a surrender that subjects part or all of the credit to recapture.  If contract value decreases due to poor market performance, the recapture provisions could decrease the amount of contract value available for surrender.  In other words, the dollar amount of the credit Nationwide recaptures will remain the same, but this amount may be a higher percentage of the contract value.

Nationwide will not recapture credits under the Extra Value Options under the following circumstances:

(1)	If the withdrawal is not, or would not be, subject to a CDSC under the B Schedule CDSC schedule;

(2)	If the distribution is taken as a result of a death, annuitization, or to meet minimum distribution requirements under the Internal Revenue Code; or

(3)	If the surrender occurs after the end of the 7th contract year.

Recapture Resulting from Exercising Free-Look Privilege

If the contract owner cancels the contract pursuant to the contractual free-look provision, Nationwide will recapture the entire amount credited to the contract under this option.  In those states that require the return of purchase payments for IRAs that are surrendered pursuant to the contractual free-look, Nationwide will recapture the entire amount credited to the contract under this option, but under no circumstances will the amount returned be less than the purchase payments made to the contract.  In those states that allow a return of contract value, the contract owner will retain any earnings attributable to the amount credited, but all losses attributable to the amount credited will be incurred by Nationwide.

Recapture Resulting from a Full Surrender

For contracts with the 3% Extra Value Option or the 4% Extra Value Option, if the contract owner takes a full surrender of the contract before the end of the 7th contract year, Nationwide will recapture the entire amount credited to the contract under the option.

For contracts with the 5% Extra Value Option, if the contract owner takes a full surrender of contract before the end of the 7th contract year, Nationwide will recapture part or all of the amount credited to the contract under the option, according to the following vesting/recapture schedule:

Vesting and Recapture Schedule for
5% Extra Value Option
Contract Year	Credit Percentage Vested	Credit Percentage Subject to Recapture
1	0%	5% (or all of the credit)
2	0.25%	4.75% (or 95% of the credit)
3	1%	4% (or 80% of the credit)
4	1%	4% (or 80% of the credit)
5	1%	4% (or 80% of the credit)
6	1%	4% (or 80% of the credit)
7	1%	4% (or 80% of the credit)
8 and thereafter	5% (fully vested)	0%

For example, Ms. R, who elected the 5% Extra Value Option, makes a $100,000 initial deposit into her contract and receives a 5% credit of $5,000.  In contract year 4, Ms. R takes a full surrender.  For the recapture calculation, Nationwide will multiply the initial $100,000 by 4% (refer to the Vesting and Recapture Schedule for the 5% Extra Value Option) to get the portion of the original credit that Nationwide will recapture.  Thus, the amount of the original credit recaptured as a result of the full surrender is $4,000.

Recapture Resulting from a Partial Surrender

For contracts with the 3% Extra Value Option or the 4% Extra Value Option, if the contract owner takes a partial surrender before the end of the 7th contract year that is subject to CDSC

24

(or would be subject to CDSC but for the election of a CDSC-reducing option), Nationwide will recapture a proportional part of the amount credited to the contract under this option.

For example, Mr. X, who elected the 3% Extra Value Option, makes a $100,000 initial deposit to his contract and receives a 3% credit of $3,000.  In contract year 2, Mr. X takes$20,000 surrender.  Under the contract Mr. X is entitled to take 15% of purchase payments free of CDSC.  Thus, he can take ($100,000 x 15%) = $15,000 without incurring a CDSC.  That leaves $5,000 of the surrender subject to a CDSC.  For the recapture calculation, Nationwide will multiply that $5,000 by 3% to get the portion of the original credit that Nationwide will recapture.  Thus, the amount of the original credit recaptured as a result of the $20,000 partial surrender is $150.

The amount recaptured will be taken from the sub-accounts, the fixed account and/or the Guaranteed Term Options in the same proportion that purchase payments are allocated as of the surrender date.

For contracts with the 5% Extra Value Option, if the contract owner takes a partial surrender of contract before the end of the 7th contract year, Nationwide will recapture a proportional part of the amount credited to the contract under the option, depending on when the surrender is taken, according to the Vesting and Recapture Schedule for 5% Extra Value Option discussed in the "Recapture Resulting from a Full Surrender" provision.

Capital Preservation Plus Option

The Capital Preservation Plus ("CPP") Option provides a "return of principal" guarantee over an elected period of time (3, 5, 7, or 10 years -- the "program period").  Contract value at the end of the CPP program period will be no less than contract value at the beginning of the period, regardless of market performance.  Note, however, that surrenders that are deducted from the contract after this option is elected will reduce the value of the guarantee proportionally.

The guarantee is conditioned upon the allocation of contract value between two investment components:

(1)	A Guaranteed Term Option corresponding to the length of the elected program period; and

(2)
Non-Guaranteed Term Option allocations, which consist of the fixed account and certain underlying mutual funds that are available under the program.  This investment component is allocated according to contract owner instructions.

If contract value is allocated to the fixed account and the contract owner subsequently elects the Capital Preservation Plus Option, the current fixed account interest rate guarantee period will terminate.  If such contract owner allocates all or part of the Non-Guaranteed Term Option component of the Capital Preservation Plus Option to the fixed account, the allocation will be credited interest at the then current Renewal Rate and a new fixed account interest rate guarantee period will begin.

When the CPP Option is elected, Nationwide will specify the percentage of the contract value that must be allocated to each of the two general components described above.  Generally, when interest rates are higher, a greater portion of the contract value will be made available for allocation among underlying mutual funds; when interest rates are lower, lesser portions may be made available for allocation among underlying mutual funds.  Also, longer program periods will typically permit greater allocations to the underlying mutual funds.  Other general economic factors and market conditions may affect these determinations as well.

Charges

The CPP Option is provided for an additional charge at an annualized rate not to exceed 0.50% of the Daily Net Assets of the variable account.  This charge will be assessed against the Guaranteed Term Options through a reduction in credited interest rates (not to exceed 0.50%).  Nationwide may realize a profit from the charge assessed for this option.

All charges associated with the CPP Option will remain the same for the duration of the CPP program period.  When the CPP program period ends or an elected CPP Option is terminated, the charges associated with the option will no longer be assessed.

The Advantage of the Capital Preservation Plus Option

Without electing the option, contract owners may be able to approximate (without replicating) the benefits of the CPP Option.  To do this, contract owners would have to determine how much of their contract value would need to be allocated to a Guaranteed Term Option so that the amount at maturity (principal plus interest attributable to the Guaranteed Term Option allocation) would approximate the original total investment.  The balance of the contract value would be available to be allocated among underlying mutual funds or the fixed account.  This represents an investment allocation strategy aimed at capital preservation.

Election of the CPP Option, however, generally permits a higher percentage of the contract value to be allocated outside of the Guaranteed Term Options among underlying mutual funds and/or the fixed account.  This provides contract owners with a greater opportunity to benefit from market appreciation that is reflected in the underlying mutual fund performance, while preserving the return of principal guarantee.

Availability

The Capital Preservation Plus Option is no longer available for election under the contract and has been replaced with the Capital Preservation Plus Lifetime Income Option effective March 1, 2005 (or thereafter upon state approval of the Capital Preservation Plus Lifetime Income Option).

Additionally, at the end of any CPP program period or after terminating a CPP Option, and if the CPP Option is still available in the applicable jurisdiction, the contract owner may elect to participate in a new CPP Option at the charges, rates and allocation percentages in effect at that point in time.  If the contract owner elects to participate in a new CPP Option, such election and complete instructions must be received by Nationwide within 60 days before the end of the preceding CPP program period or within 60 days before the CPP Option termination, whichever is applicable.

25

Enhanced Capital Preservation Plus Option

From time to time, Nationwide may offer an enhanced version of the CPP Option.  The Enhanced CPP Option costs the same as the standard CPP Option and operates similarly.  The distinction between the two options is that the enhanced version provides contract owners with a larger Non-Guaranteed Term Option component than would be available under the standard CPP Option in exchange for stricter allocation restrictions on the Non-Guaranteed Term Option component.  For the list of investment options available under this benefit please see “Income Benefit Investment Options” later in this prospectus.  It is possible, under certain enhanced versions of the option, for a contract owner to have 100% of their investment allocated to the Non-Guaranteed Term Option component.

Conditions Associated with the Capital Preservation Plus Option

A contract owner with an outstanding loan may not elect the CPP Option.

During the CPP program period, the following conditions apply:

•	If surrenders are deducted from the contract subsequent to electing this option, the guarantee will be reduced proportionally.

•	Only one CPP Option program may be in effect at any given time.

•	No new purchase payments may be applied to the contract.

•	Enhanced Fixed Account Dollar Cost Averaging is not available as a contract owner service.

•	Nationwide will not permit loans to be taken from the contract.

•	No optional benefit that assesses a charge to the Guaranteed Term Options may be added to the contract.

•
If, while the CPP Option is elected, the annuitant dies and the annuitant's spouse elects to continue the contract, the option will remain in effect and will continue until the end of the original program period.

If the contract is annuitized, surrendered or liquidated for any reason prior to the end of a CPP program period, all guarantees are terminated.  A market value adjustment may apply to amounts transferred from a Guaranteed Term Option in anticipation of annuitization.  A market value adjustment may apply to amounts surrendered or liquidated from a Guaranteed Term Option and the surrender will be subject to the CDSC provisions of the contract.

After the end of the program period, or after termination of the option, the above conditions will no longer apply.

Investments During the Program Period

When the CPP Option is elected and after Nationwide receives all required information, Nationwide will declare the amount of the contract value that is available for allocation to the fixed account and/or the available underlying mutual funds.  The remainder of the contract value must be allocated to a Guaranteed Term Option, the length of which corresponds to the length of the CPP program period elected by the contract owner.

Nationwide makes only certain mutual funds available when a contract owner elects the CPP Option.  Nationwide selected the available mutual funds on the basis of certain risk factors associated with the mutual fund's investment objective.  The mutual funds not made available in conjunction with the CPP Option were excluded on the basis of similar risk considerations.  For the list of investment options available under this benefit please see “Income Benefit Investment Options” later in this prospectus.

Election of the CPP Option will not be effective unless and until Nationwide receives sub-account allocation instructions based on the preceding list of available underlying mutual funds.  Allocations to underlying mutual funds other than those listed above are not permitted during the program period.

Nationwide reserves the right to modify the list of available underlying mutual funds upon written notice to contract owners.  If an underlying mutual fund is deleted from the list of available underlying mutual funds, such deletion will not affect CPP Option programs already in effect.

Surrenders During the CPP Program Period

If, during the CPP program period, the contract owner takes a partial surrender from the contract, Nationwide will surrender accumulation units from the sub-accounts and an amount from the fixed account and Guaranteed Term Options.  The amount surrendered from each investment option will be in proportion to the value in each investment option at the time of the surrender request, unless Nationwide is instructed otherwise.  Surrenders may not be taken exclusively from the Guaranteed Term Option.  In conjunction with the surrender, the value of the guarantee will be adjusted proportionally.  A market value adjustment may apply to amounts surrendered from Guaranteed Term Options and the surrender will be subject to the CDSC provisions of the contract.

Transfers During the CPP Program Period

Transfers to and from the Guaranteed Term Option are not permitted during the CPP program period.

Transfers between the fixed account and the variable account, and among sub-accounts are subject to the terms and conditions in the "Transfers Prior to Annuitization" provision.  During the CPP program period, transfers to underlying mutual funds that are not included in the CPP Option program are not permitted.

For those contracts that have elected the Enhanced CPP Option, transfers may be further limited during the CPP program period.

Terminating the Capital Preservation Plus Option

Once elected, the CPP Option cannot be revoked, except as provided below.

If the contract owner elected a CPP program period matching a 7 year Guaranteed Term Option, upon reaching the 5th anniversary of the program, the contract owner may terminate the CPP Option.  Any termination instructions must be

26

received at Nationwide's home office within 60 days after the option's 5th anniversary.

If the contract owner elected a CPP program period matching a 10 year Guaranteed Term Option, upon reaching the 7th anniversary of the program, the contract owner may terminate the CPP Option.  Any termination instructions must be received at Nationwide's home office within 60 days after the option's 7th anniversary.

If the contract owner terminates the CPP Option as described above, the charges associated with the CPP Option will no longer be assessed, all guarantees associated with the CPP Option will terminate, the contract's investment allocations will remain the same as when the program was in effect (unless Nationwide is instructed otherwise), and all conditions associated with the CPP Option are removed.

Fulfilling the Return of Principal Guarantee

At the end of the CPP program period, if the contract value is less than the guaranteed amount, Nationwide will credit an amount to the contract so that the contract value equals the guaranteed amount.  Amounts credited under the CPP Option are considered, for the purposes of other benefits under this contract, earnings, not purchase payments.  If the contract owner does not elect to begin a new CPP Option program, the amount previously allocated to the Guaranteed Term Option and any amounts credited under the guarantee will be allocated to the money market sub-account.

Election of the Capital Preservation Plus Lifetime Income Option

At the end of any CPP program period or after terminating a CPP Option, the contract owner may elect to replace the CPP Option with the Capital Preservation Plus Lifetime Income Option (or an enhanced version thereof, if available) at the rates, conditions, allocation percentages, and prices in effect at that point in time.  Any such election must be received by Nationwide within 60 days before the end of the preceding CPP program period or within 60 days before the CPP Option termination, whichever is applicable.

Capital Preservation Plus Lifetime Income Option

The Capital Preservation Plus Lifetime Income Option (“CPPLI Option”) is an optional benefit that provides both principal protection and the possibility of a lifetime income stream.

The CPP Lifetime Income Option is a two-phase option.  The first phase (the "preservation phase") is substantially the same as the CPP Option (see "Capital Preservation Plus Option").  Part of the contract value may be allocated to a GTO and the remainder is allocated to available non-GTO investment options.  At the end of the CPP program period, if the contract value is less than the contract value at the time the CPP program period began, Nationwide will credit the contract with an amount sufficient to equal the guaranteed amount.

Immediate Withdrawals

Contract owners who are in the preservation phase of the option can elect the immediate withdrawal benefit and begin taking withdrawals of up to 6% of the guaranteed amount annually.  Election of this benefit changes some of the terms of the CPP Lifetime Income Option.  Refer to the "Immediate Withdrawal Benefit" subsection later in this provision.

The second phase of the CPP Lifetime Income Option (the "withdrawal phase") begins with establishing the lifetime withdrawal base.  Thereafter, the contract owner may take surrenders from the contract equal to a certain percentage of that lifetime withdrawal base for the remainder of his/her life, regardless of the actual contract value.  This essentially provides the contract owner with an available lifetime stream of income.  Note, however, that this lifetime income stream is distinct from the annuitization phase of the contract.

In short, the preservation phase gives the contract owner the assurance of a principal guarantee and the withdrawal phase gives the contract owner the opportunity for a consistent lifetime income stream.  The preservation phase and withdrawal phase are discussed more thoroughly later in this provision.

Charges

The CPP Lifetime Income Option is provided for an additional charge at an annualized rate not to exceed 1.00% of the Daily Net Assets of the variable account.  Additionally, the interest rate of return credited to allocations made to the Guaranteed Term Options or Target Term Options will be reduced by not more than 1.00%.  For contracts issued on or after September 15, 2008 or the date of state approval (whichever is later): the current charge associated with the Capital Preservation Plus Lifetime Income Option is equal to an annualized rate of 0.75% of the Daily Net Assets of the variable account and the Guaranteed Term Option/Target Term Option charge is equal to a reduction in crediting rates of 0.75%.  For contracts issued before September 15, 2008, or the date of state approval (whichever is later): the current charge associated with the Capital Preservation Plus Lifetime Income Option is equal to an annualized rate of 0.60% of the Daily Net Assets of the variable account and the Guaranteed Term Option/Target Term Option charge is equal to a reduction in crediting rates of 0.60%.

Nationwide may realize a profit from the charge assessed for this option.  All charges associated with the CPP Lifetime Income Option will be assessed until annuitization and the charge will remain the same (unless the contract owner elects a new CPP program or invokes the reset opportunity, discussed herein).

Availability

The Capital Preservation Plus Lifetime Income Option is only available at the time of application for contracts issued based on good order applications signed and dated on or prior to January 12, 2009.  After January 12, 2009, the Capital Preservation Plus Lifetime Income Option is only available to those contract owners that previously elected either the Capital Preservation Plus Option or the Capital Preservation Plus Lifetime Income Option.  The person's life upon which the benefit depends (the "determining life") must be age 35 or older at the time of election.  For most contracts, the determining life is that of the primary contract owner.  For those contracts where the contract owner is a non-natural person, for purposes of this option, the determining life is that of the annuitant, and all references in this option to "contract

27

owner" shall mean annuitant.  The CPP Lifetime Income Option is not available if any of the following optional benefits are elected: the C Schedule Option or a Lifetime Income Option.  Additionally, the CPP Lifetime Income Option may not be revoked or terminated except as described herein.   The Capital Preservation Plus Lifetime Income Option is not available on beneficially owned contracts.

The CPP Lifetime Income Option may also be elected by contract owners who previously elected the CPP Option.  Thus, the contract owner would be switching from the CPP Option to the CPP Lifetime Income Option.  Any such election to switch must occur at the end of a CPP program period or after terminating a CPP Option as described in the "Capital Preservation Plus Option" provision.  The newly elected CPP Lifetime Income Option will be added to the contract at the charges, rates and allocation percentages in effect at that point in time and the old CPP Option will be removed (including the charge).  Any election to switch from the CPP Option to the CPP Lifetime Income Option and complete instructions must be received by Nationwide within 60 days before the end of the CPP program period or within 60 days before the CPP Option termination, whichever is applicable.

Enhanced Capital Preservation Plus Lifetime Income Option

Nationwide may offer an enhanced version of the CPP Lifetime Income Option.  The Enhanced CPP Lifetime Income Option costs the same as the standard CPP Lifetime Income Option and operates similarly.  The distinction between the two options lies in the preservation phase of the option.  During the preservation phase of the Enhanced CPP Lifetime Income Option, contract owners will have a larger Non-GTO component than would be available during the preservation phase of the standard CPP Lifetime Income Option.  In exchange for this benefit, Nationwide will impose stricter allocation restrictions on the Non-GTO component.  For the list of investment options available under this benefit please see “Income Benefit Investment Options” later in this prospectus.  It is possible, under certain enhanced versions of the option, for a contract owner to have 100% of their investment allocated to the Non-GTO component during the preservation phase.  Any Enhanced CPP Lifetime Income Option that Nationwide offers will be subject to the rates, conditions, and allocation percentages in effect at that point in time.  The contract owner may also elect Dollar Cost Averaging for Living Benefits (see “Contract Owner Services” later in this prospectus).

Preservation Phase of the CPP Lifetime Income Option

The first phase of the CPP Lifetime Income Option, the preservation phase, is similar to the CPP Option.  It enables the contract owner to allocate part of his/her contract value to the fixed account and/or certain underlying mutual funds in order to benefit from possible market appreciation, while preserving a return of principal guarantee.  The preservation phase of the CPP Lifetime Income Option generally operates the same as the CPP Option.

•
All of the terms and conditions associated with the CPP Option also apply to the preservation phase of the CPP Lifetime Income Option except that contract owners may not terminate the CPP Lifetime Income Option prior to the end of the CPP program period (see "Terminating the Capital Preservation Plus Option").

•	Market conditions determine the availability and allocation percentages of the various CPP program periods.

•	Surrenders that are deducted from the contract during the preservation phase will reduce the value of the guarantee proportionally.

•	If at the end of any CPP program period the contract value is less than the guaranteed amount, Nationwide will credit an amount to the contract so that the contract value equals the guaranteed amount.

•	Amounts credited to fulfill the principal guarantee are considered, for the purposes of other benefits under this contract, earnings, not purchase payments.

During the preservation phase, for purposes of this option, Nationwide will consider a change in contract owner as a death of contract owner.

Options at the End of the Preservation Phase

Approximately 90 days before the end of a CPP program period, Nationwide will communicate the ensuing CPP program period end to the contract owner.  The communication will inform the contract owner of his/her options relating to the CPP Lifetime Income Option and will instruct him/her to elect how the contract should continue.

The contract owner must elect to: remain in the preservation phase of the option by electing a new CPP program; move into the withdrawal phase of the option; or terminate the option.  The contract owner's election is irrevocable.  Each of the options is discussed more thoroughly below.

Remaining in the preservation phase of the CPP Lifetime Income Option.  After Nationwide applies any credit that may be due on the maturing CPP program, the contract owner may elect to remain in the preservation phase of the CPP Lifetime Income Option by beginning a new CPP program.  If the contract owner elects this option, the new CPP program will be subject to the rates and conditions that are in effect at that point in time, and the guaranteed amount corresponding to the new CPP program will be the contract value as of the beginning of that CPP program period.  The charge, from that point forward, will be the then current charge for the CPP Lifetime Income Option.

Moving into the withdrawal phase of the CPP Lifetime Income Option.  After Nationwide applies any credit that may be due on the maturing CPP program, the contract owner may elect to begin the withdrawal phase of the CPP Lifetime Income Option (see "Withdrawal Phase of the CPP Lifetime Income Option" below).  During the withdrawal phase, Nationwide will continue to assess the same charge that was assessed during the prior CPP program.

Terminating the CPP Lifetime Income Option.  After Nationwide applies any credit that may be due on the maturing CPP program, the contract owner may elect to terminate the CPP Lifetime Income Option.  Upon such an election, Nationwide will no longer assess the charge associated with the option, all benefits associated the option will terminate, and all conditions associated with the option are removed.

28

The contract's variable investment allocations will remain the same as they were prior to the termination (unless Nationwide is instructed otherwise) and the contract value previously allocated to the GTO and any amounts credited under the principal guarantee will be allocated to the money market sub-account.

If Nationwide does not receive the contract owner's instructions as to how the option/contract should continue prior to the end of the CPP program period, upon such CPP program period end, Nationwide will assume that the contract owner intends to terminate the CPP Lifetime Income Option.

Withdrawal Phase of the CPP Lifetime Income Option

Upon electing to begin the withdrawal phase, the contract owner must instruct Nationwide how to allocate their contract value among a select group of investment options.  A list of the investment options available during the withdrawal phase will be included in the election notice.  The contract owner may reallocate only among the limited investment options for the remainder of the withdrawal phase.

During the withdrawal phase of the option, Nationwide will not permit any additional purchase payments to the contract and Nationwide will not permit a change in contract owner (unless the change would result in using the same determining life).

At the beginning of the withdrawal phase of the CPP Lifetime Income Option, Nationwide will determine the lifetime withdrawal base, which is equal to the contract value as of the end of the CPP program period (including any amounts credited under the principal guarantee).

At any point in the withdrawal phase, the contract owner may begin taking the lifetime income stream by requesting a surrender from the contract.  All surrenders taken from the contract during the withdrawal phase will be taken from each investment option in proportion to the value in each investment option at the time of the surrender request.

At the time the first surrender is requested during the withdrawal phase, Nationwide will determine the benefit amount under this option, referred to as the "lifetime withdrawal amount."  The lifetime withdrawal amount is determined by multiplying the lifetime withdrawal base by the corresponding lifetime withdrawal percentage in the chart that follows.

Age of determining life:	Lifetime withdrawal percentage:
age 35 up to age 59½	4%
age 59½ through 66	5%
age 67 through 71	6%
age 72 or older	7%

The lifetime withdrawal percentage is based on the age of the determining life as of the date of the first surrender during the withdrawal phase and will not change, except as described in the "Lifetime Withdrawal Base Reset Opportunity."

Thereafter, on each anniversary of the beginning of the withdrawal phase, the contract owner is entitled to surrender an amount equal to the lifetime withdrawal amount without reducing the lifetime withdrawal base.  The contract owner may continue to take annual surrenders that do not exceed the lifetime withdrawal amount until the earlier of the contract owner's death or annuitization regardless of the actual value of the contract.  Thus, it is possible for the contract owner to take annual surrenders equal to the lifetime withdrawal amount after the contract value is zero.  After the contract value falls to zero, the contract owner can continue to take annual surrenders of no more than the lifetime withdrawal amount.  Surrender requests may be submitted systematically or directly by the contract owner.

Although surrenders of the lifetime income amount do not reduce the lifetime withdrawal base, they do reduce the contract value and death benefit, and are subject to the CDSC provisions of the contract.  Lifetime withdrawal amounts not surrendered in a given year are forfeited and may not be claimed in subsequent years.

Contract owners are permitted to take surrenders in excess of the lifetime withdrawal amount (provided that the contract value is greater than zero).  However, to the extent that a surrender exceeds that year's lifetime withdrawal amount, Nationwide will proportionally reduce the lifetime withdrawal base, which will result in lower lifetime withdrawal amounts in subsequent years.  The proportionate reduction will be equal to the amount withdrawn in excess of the lifetime withdrawal amount, divided by the contract value (after it is reduced by the lifetime withdrawal amount). Once the contract value falls to zero, the contract owner is no longer permitted to take surrenders in excess of the lifetime withdrawal amount.

Surrenders taken before the contract owner is age 59½ may be subject to additional tax penalties.

Required Minimum Distribution Privilege

If you surrender an amount greater than your benefit amount for the sole purpose of satisfying Internal Revenue Code minimum distribution requirements for this contract, we will not reduce your income benefit base.  Nationwide reserves the right to modify or eliminate this required minimum distribution privilege.   This RMD privilege does not apply to beneficially owned contracts.

We will notify you if we discontinue or eliminate the required minimum distribution privilege.  If Nationwide exercises its right to modify or eliminate this privilege then any distribution in excess of your lifetime withdrawal amount will reduce your remaining lifetime withdrawal base.

Lifetime Withdrawal Base Reset Opportunity

On each 5-year anniversary of the beginning of the withdrawal phase, if the contract value exceeds the lifetime withdrawal base, the contract owner will have the opportunity to instruct Nationwide to reset the lifetime withdrawal base to equal the current contract value.

Nationwide will provide the contract owner with advance notice of any reset opportunity and will provide the contract value information necessary for the contract owner to decide whether or not to invoke the reset opportunity.  If Nationwide does not receive and record a contract owner's election to reset the lifetime withdrawal base by the date stipulated in the notice, Nationwide will assume that the contract owner does not wish to reset the lifetime withdrawal base.

29

If the contract owner chooses to reset the lifetime withdrawal base, the following terms and conditions will apply:

•	The contract owner will be assessed the charge for the CPP Lifetime Income Option that is in effect as of the date of the election to reset the lifetime withdrawal base.

•	The lifetime withdrawal percentages that are in effect as of the date of the election to reset the lifetime withdrawal base will apply.

•	The lifetime withdrawal percentage applicable to the contract will continue to be based on the age of the determining life as of the date of the first surrender during the withdrawal phase.

Nationwide reserves the right to limit the number of reset opportunities to one.

Annuitization and the CPP Lifetime Income Option

Election of the CPP Lifetime Income Option does not restrict the contract owner's right to annuitize the contract.

If the contract owner elects to annuitize during the preservation phase, and any portion of the contract value has been allocated to a GTO, the contract owner must transfer the entire GTO allocation to another investment option (GTOs are not available during annuitization), and the transfer may result in a market value adjustment.  All guarantees associated with the preservation phase are terminated, the charge is removed, and the conditions associated with the CPP program are no longer applicable.  The amount to be annuitized will be the contract value after any market value adjustment has been applied.

If the contract owner elects to annuitize during the withdrawal phase, the charge is removed and the investment restrictions associated with the withdrawal phase are no longer applicable.  The amount to be annuitized will be the contract value.  Since surrenders from the contract during the withdrawal phase of the option reduce the contract value, and consequently, the amount to be annuitized, the contract owner should carefully weigh the option of annuitization against continuing with the lifetime income stream associated with the CPP Lifetime Income Option.

Succession of Rights and Termination of the CPP Lifetime Income Option

The following events will trigger an automatic termination of the CPP Lifetime Income Option:

•	a full surrender of the contract;

•	a full surrender of the death benefit proceeds; or

•	an election to annuitize the contract.

If any of the events listed above occur, the CPP Lifetime Income Option will terminate and Nationwide will no longer be obligated to fulfill the principal guarantee or to provide the lifetime withdrawal benefit.

Immediate Withdrawal Benefit

During the preservation phase of the CPP Lifetime Income Option, the contract owner can invoke the immediate withdrawal benefit.  This benefit permits the contract owner to take immediate withdrawals of up to 6% annually of the guaranteed amount until the benefit is exhausted.  The benefit may only be invoked during the preservation phase, specifically during the current CPP program period, but once it is invoked, withdrawals will be permitted both during the current CPP program period and after its maturity date, until the guaranteed amount is exhausted.  After the benefit is invoked, the contract owner's current CPP program period will remain in effect until its regular maturity date.  The CPP program period's ending does not automatically terminate the option.  However, the contract owner will receive notice that the contract value must be reallocated in order to continue the option (see “Options at the end of the CPP Program Period” later in this subsection).  As long as the contract owner reallocates the contract value upon the maturity of the current CPP program period, the contract owner will remain in the preservation phase of the option (subject to the limitations herein) and continue to receive immediate withdrawals for the duration of the option.  The investment options available upon the maturity of the CPP program period will be limited and may not include GTO options.

Invoking the immediate withdrawal benefit changes some of the conditions associated with the CPP Lifetime Income option, as indicated below:

•
Invoking the immediate withdrawal benefit changes the nature of the guarantee associated with the preservation phase.  Nationwide will not credit an amount to the contract so that the contract value equals the guaranteed amount at the end of the applicable CPP program period.  Instead, the CPP guarantee amount (as determined on the day the benefit is invoked) becomes the basis for determining the amount of the withdrawals permitted under the immediate withdrawal benefit.  This amount is referred to as the "immediate withdrawal base" and is guaranteed not to change as long as the option is not terminated or total annual withdrawals do not exceed the 6% limit (see "Determining the Immediate Withdrawal Base" and "Termination (of the CPP Lifetime Income Option) with Immediate Withdrawals" later in this subsection).

•
For purposes of the immediate withdrawal benefit, the CPP program period (during which the benefit is invoked) will remain in effect until its regular maturity date.  At the CPP program period's end, the contract owner will not be permitted to begin a new CPP program period.  Instead, the contract owner will be required to reallocate the contract value into certain limited investment options.  The contract owner will lose the value of remaining withdrawals if the contract value is not reallocated (see "Options at the End of the CPP Program Period").

•
The contract owner will remain in the preservation phase for the duration of the CPP Lifetime Income option once the immediate withdrawal benefit is invoked.  The contract owner will not be permitted to enter the lifetime withdrawal phase of the option.

•	The "Succession of Rights and Termination of the CPP Lifetime Income Option" provision no longer applies once the immediate withdrawal benefit is invoked (see

30

instead, "Termination (of the CPP Lifetime Income Option) with Immediate Withdrawals" in this subsection).

•	Immediate withdrawals in excess of 6% annually will reduce the value of future immediate withdrawals (see "Impact of Withdrawals in Excess of 6%" later in this subsection).

•	No additional purchase payments are permitted once the immediate withdrawal benefit is invoked.

•	The immediate withdrawal benefit is non-cumulative. Withdrawals not taken in one contract year cannot be carried over to the following contract year.

•
Nationwide may discontinue offering the immediate withdrawal benefit.  If the benefit is discontinued, contract owners who have elected the CPP Lifetime Income Option will be permitted to invoke the benefit (subject to the conditions herein).

Immediate withdrawals are subject to the applicable CDSC provisions of the contract.  If taken prior to age 59½, the withdrawals could incur a penalty tax.  Minimum required distributions could cause annual withdrawals to exceed 6% (see "Impact of an Immediate Withdrawal (within the 6% limit)" in this subsection).

Invoking the Immediate Withdrawal Benefit.  A contract owner wishing to take an immediate withdrawal must affirmatively elect to invoke the benefit using a form approved by Nationwide.  Upon receipt of this affirmative election, Nationwide will determine the immediate withdrawal base.  Note:  A surrender request alone will not initiate the immediate withdrawal benefit, but will, instead, be treated as an ordinary surrender under the contract.

In addition, since the contract owner may only invoke the benefit during the preservation phase of the option, the CPP program period that is in effect at the time of the election will continue in effect until the program period ends.  In other words, invoking the immediate withdrawal benefit does not have any affect on the current CPP program period.

Options at the End of the CPP Program Period

For purposes of the immediate withdrawal benefit, the CPP program period (during which the benefit is invoked) will remain in effect until its regular maturity date.  The CPP program period is chosen by the contract owner and generally corresponds to the duration of any GTO option chosen by the contract owner.  Upon the CPP program period end, the contract owner will have two options:

•	reallocate the contract value among the limited available investment options; or

•	let the CPP Lifetime Income Option terminate.

Nationwide will communicate the ensuing CPP program period end to the contract owner approximately 60 days before the end of the period and this notice will include a list of the limited investment options available.   The contract owner must reallocate the contract value, including amounts allocated to the GTO, among the limited investment options available in order to continue receiving immediate withdrawals under the benefit.  If Nationwide does not receive the contract owner’s instructions prior to the end of the program period, Nationwide will assume that the contract owner intends to terminate the CPP Lifetime Income Option.  Note:  If the option is terminated, the contract owner will lose the value of the remaining immediate withdrawal base, i.e., lose any remaining payments (see "Termination (of the CPP Lifetime Income Option) with Immediate Withdrawals").

Determining the Immediate Withdrawal Base

The immediate withdrawal base is the dollar amount that Nationwide will use as the basis for determining how much the contract owner can withdraw under the benefit.  The immediate withdrawal base will be equal to the CPP guarantee amount (as determined on the day the benefit is invoked).  The immediate withdrawal base will not change unless the contract owner takes withdrawals in excess of 6% each year (i.e., the total amount of withdrawals in one year may not exceed 6% of the immediate withdrawal base).

For example, if the contract owner's initial investment at the beginning of the CPP program period was $100,000, assuming no surrenders are made during the CPP program period, the CPP guarantee amount at the end of the CPP program period will be $100,000.  If the contract owner invokes the immediate withdrawal benefit, the immediate withdrawal base becomes the CPP guarantee amount (i.e., $100,000).  The contract value will not be credited with any CPP guarantee amount at the end of the program period.

Taking an Immediate Withdrawal.  After the affirmative election to invoke the benefit has been made and received in good order by Nationwide, in order to take an immediate withdrawal, the contract owner must submit a surrender request to Nationwide.  Nationwide will process the request based upon the election of the withdrawal benefit.  Nationwide will surrender accumulation units from the sub-accounts and an amount from the fixed account and GTO when an immediate withdrawal is requested.  The amount surrendered from each investment option will be in proportion to the value in each investment option at the time of the surrender request.  Immediate withdrawals cannot be taken exclusively from the GTO. Amounts surrendered from the GTO could incur a market value adjustment.  Market value adjustments are applied to the contract value and not the amount of the withdrawal request.  Contract owners can request that accumulation units not be surrendered from the GTO in order to avoid application of a market value adjustment.  Please refer to the GTO prospectus for examples of how market value adjustments are calculated.

Impact of Immediate Withdrawals (within the 6% limit).  The impact of an immediate withdrawal on the contract will depend on the immediate withdrawal base, the remaining immediate withdrawal base, and the amount of the gross surrender request.  Annual gross surrenders include required minimum distributions pursuant to the Internal Revenue Code and any applicable CDSC.

Remaining Immediate Withdrawal Base

The amount available or remaining for withdrawal under the benefit is referred to as the "remaining immediate withdrawal base."  This figure is used to track how much the contract

31

owner has withdrawn and how much the contract owner has left to withdraw.

For example assume the following:

Immediate Withdrawal Base = $100,000
Contract Value = $31,000
Remaining Immediate Withdrawal Base = $56,000
Gross Surrender Request = $6,000

In the above example, the contract owner has already taken immediate withdrawals that have reduced the remaining immediate withdrawal base to $56,000.  Contract value also includes any market value adjustments.  The impact of the gross surrender request is:

Immediate Withdrawal Base = $100,000
Contract Value = $25,000
Remaining Immediate Withdrawal Base = $50,000

Impact of Withdrawals in Excess of 6%. Withdrawals in excess of 6% will reduce the immediate withdrawal base (based on the formula described below), thereby reducing the amount of future immediate withdrawals available under the benefit.  This reduction could be significant.  Therefore, requesting surrenders in excess of 6% should be carefully considered.

The reduction to the immediate withdrawal base will be the greater of (i) the dollar amount of the surrender in excess of the 6% withdrawal or (ii) a proportionate reduction based on the ratio of the dollar amount of the excess surrender to the contract value (already adjusted for any applicable market value adjustment and the amount of the surrender request up to 6%) multiplied by the immediate withdrawal base.  The remaining immediate withdrawal base will also be reduced by this same amount.

For example:

Immediate Withdrawal Base = $100,000
Contract Value = $31,000
Remaining Immediate Withdrawal Base = $56,000
Gross Surrender Request = $11,000

The impact of the full surrender request will be calculated in two steps:

1)	The impact of the request up to 6% would be (6% of $100,000 = $6,000):

Permissible 6% Withdrawal = $6,000
Immediate Withdrawal Base = $100,000
Contract Value = $25,000
Remaining Immediate Withdrawal Base = $50,000

and

2)	Because the total request exceeded the allowable 6% by $5,000 ($11,000 - $6,000 = $5,000), the proportionate reduction (described above) is applied as follows:

5,000/25,000*100,000 = $20,000.

Therefore, the full impact of the request on the contract would be:

Immediate Withdrawal Base = $80,000
Contract Value = $20,000
Remaining Immediate Withdrawal Base = $30,000

The contract value is reduced by the dollar amount of the excess surrender request ($5,000).

Surrenders in excess of 6% will not be permitted if the contract value is zero.

Contingent Deferred Sales Charges

A withdrawal under the benefit may cause a CDSC to apply (see "Contingent Deferred Sales Charges" earlier in this prospectus).  Application of a CDSC could result in the gross surrender being greater than 6%.  For example, the amount of the surrender request plus the applicable CDSC could exceed the 6% limit.  If applicable, contract owners can request to receive a specific dollar amount of withdrawal (i.e., Nationwide will gross up the withdrawal to include the CDSC amount) or to receive the withdrawal net of the CDSC amount.  In either case, the gross amount of the surrender (i.e., including the CDSC) is the amount used to determine whether the withdrawal exceeds the 6% limit.  A reduction to the immediate withdrawal base will be applied as described in the "Impact of Withdrawals in Excess of 6%" provision if the gross surrender exceeds the 6% limit.

The contract permits a percentage of purchase payments to be withdrawn free of CDSC each year (see "Waiver of Contingent Deferred Sales Charge" earlier in this prospectus).  The total free withdrawal amount permitted (a percentage of purchase payments), however, may result in annual surrenders greater than the 6% limit permitted by this benefit (i.e., 6% of the immediate withdrawal base).  In such case, the reduction described in the "Impact of Withdrawals in Excess of 6%" provision will apply.

Minimum Required Distributions

Withdrawals taken pursuant to minimum required distribution rules under the Internal Revenue Code could also cause gross surrender requests to exceed 6% annually if the rules require a distribution greater than the 6% limit be distributed from the contract.  The reduction to the immediate withdrawal base will be applied as described in the "Impact of Withdrawals in Excess of 6%" provision if distributions result in gross surrenders in excess of 6% annually.

How long will the immediate withdrawals last?  A contract owner can continue to take immediate withdrawals as long as there is remaining immediate withdrawal base value.  The number of years will depend on the amount and frequency of the withdrawals taken.  For example, it would take approximately 16 and 2/3 years for a $100,000 remaining immediate withdrawal base to be exhausted if immediate withdrawals did not exceed 6% annually.

Immediate withdrawals that do not exceed 6% annually reduce the remaining immediate withdrawal base by the dollar amount of each immediate withdrawal until the base reaches zero.  Once the remaining immediate withdrawal base reaches zero, the immediate withdrawal benefit is exhausted.

What happens if there is Contract Value but the Remaining Immediate Withdrawal Base is Zero?  If there is contract value left after the remaining immediate withdrawal base is exhausted, the contract owner can no

32

longer take withdrawals under the immediate withdrawal benefit.  Surrenders can still be taken subject to the CDSC provisions of the contract.  The charge associated with the CPP Lifetime Income option will continue to be assessed until the contract is terminated or annuitized.

What happens if the Contract Value is Zero, but there is Remaining Immediate Withdrawal Base Value?  If contract value reaches zero before the remaining immediate withdrawal base is zero, Nationwide will continue to pay the contract owner 6% of the immediate withdrawal base each contract year until the remaining immediate withdrawal base is zero.  Additionally, if the contract owner has invoked the benefit but has not requested regular or systematic withdrawals, Nationwide will automatically begin paying the contract owner the value of 6% of the current immediate withdrawal base until the remaining immediate withdrawal base is zero.  Once the remaining immediate withdrawal base reaches zero, the contract will automatically terminate.

Termination (of the CPP Lifetime Income Option) with Immediate Withdrawals

The CPP Lifetime Income Option can be terminated at the end of a CPP program period.  Note: Termination of the option will cause the contract owner to lose any remaining immediate withdrawal base value, i.e., lose any remaining payments.

The option will automatically terminate if, at the end of the CPP program period during which the immediate withdrawal benefit is invoked, the contract owner does not instruct Nationwide how to reallocate the contract value (see, "Options at the End of the CPP Program Period").  Such automatic termination of the option will result in the contract owner losing any remaining immediate withdrawal base value.

If terminated, the contract's variable investment allocations will remain the same as they were prior to the termination (unless Nationwide is instructed otherwise) and any contract value previously allocated to the GTO will be allocated to the money market sub-account.  Nationwide will no longer assess the charge associated with the option, all benefits associated the option will terminate, and all conditions associated with the option will be removed.

Some contract events will trigger an automatic termination of the CPP Lifetime Income option, including:

•	A full surrender of the contract value;

•	A full surrender of the death benefit proceeds; or

•	An election to annuitize the contract (see, "Annuitization and the CPP Lifetime Income Option" in the "Capital Preservation Plus Lifetime Income Option" provision).

Automatic termination of the option will result in the contract owner losing any remaining immediate withdrawal base value.

Succession of Rights and the Immediate Withdrawal Benefit

Any remaining immediate withdrawal base value is guaranteed for as long as the CPP Lifetime Income Option is in force.  If by the terms of the contract the death of the contract owner results in the contract being continued, i.e. does not result in payment of the death benefit proceeds, the CPP Lifetime Income Option will continue in force with the immediate withdrawal benefit invoked.  The values of the immediate withdrawal base and the remaining immediate withdrawal base remain the same as they were prior to the contract owner's death, i.e., the new owner will continue receiving withdrawals until the remaining immediate withdrawal base is zero.  If death of the contract owner occurs during the CPP program period, the new contract owner will be required to reallocate the contract value no sooner than the expiration of the corresponding GTO, in order to continue to receive the withdrawals and retain the benefit.

If the death of the contract owner results in the CPP Lifetime Income Option being terminated, the termination will result in the loss of any remaining immediate withdrawal base value.

Taxation of Surrenders under the CPP Lifetime Income Option

While the tax treatment for surrenders for benefits such as CPP Lifetime Income Option are not clear under federal tax law, Nationwide currently treats these surrenders as taxable to the extent that the cash value of the contract exceeds the contract owner’s investment at the time of the surrender.  Please consult a qualified tax advisor.

Lifetime Income Options - Generally

Unlike the CPP Lifetime Income Option, the 5%, 7% and 10% Lifetime Income Options are designed exclusively for contract withdrawal benefits, with no principal protection period.  Nationwide determines a benefit base that it uses to calculate how much the contract owner can withdraw each year.  Additionally, if the contract owner delays taking withdrawals, Nationwide will guarantee growth of the original income benefit base at a rate of 5%, 7%, or 10% simple interest annually for up to 10 years.

While the tax treatment for surrenders under withdrawal benefits such as the 5%, 7% or 10% Lifetime Income Options is not defined under federal tax law, Nationwide currently treats these surrenders as taxable to the extent that the cash value of the contract exceeds the contract owner’s investment at the time of the surrender.  Please consult a qualified tax advisor.

10% Lifetime Income Option

The 10% Lifetime Income Option provides for lifetime withdrawals, up to a certain amount each year, even after the contract value is zero.  Except in the State of New York, the age of the person upon which the benefit depends (the “determining life”) must be between 45 and 85 years old at the time the time of application.  In the State of New York, the age of the determining life must be between 57 and 85 years old at the time of application.  For most contracts, the determining life is that of the primary contract owner.  For those contracts where the contract owner is a non-natural person, for purposes of this option, the determining life is that of the annuitant, and all references in this option to “contract owner” shall mean annuitant.   If in addition to the annuitant, a co-annuitant or joint annuitant has been elected, the determining life will be that of the younger annuitant.   The determining life may not be changed.

The 10% Lifetime Income Option is available upon the later of September 15, 2008 or the date of state approval. The 10% Lifetime Income Option may not be elected if a loan is

33

outstanding on the contract or if any of the following optional benefits are elected: another Lifetime Income Option the Capital Preservation Plus Lifetime Income Option, or the C Schedule Option. The 10% Lifetime Income Option is not available on beneficially owned contracts.

In exchange for this lifetime withdrawal benefit, Nationwide will assess an annual charge not to exceed 1.20% of the Current Income Benefit Base.  The current charge for the 10% Lifetime Income Option is 1.00 % of the Current Income Benefit Base.  The charge associated with the 10% Lifetime Income Option will not change, except, possibly, upon the contract owner’s election to reset the benefit base, as discussed herein. The charge will be assessed on each contract anniversary (the 10% L.Inc Anniversary) and will be deducted via redemption of accumulation units.  A prorated charge will also be deducted upon full surrender of the contract.  Accumulation units will be redeemed proportionally from each sub-account in which the contract owner is invested at the time the charge is taken.  Amounts redeemed as the 10% Lifetime Income Option charge will not reduce the current value of other benefits elected or available under the contract, will not be subject to a CDSC, and will not reduce amounts available under the CDSC-free withdrawal privilege. (See below for an explanation of what happens if application of the CDSC causes the gross surrender (the surrender amount plus the CDSC) to exceed the Lifetime Withdrawal Percentage limit).

Election of the 10% Lifetime Income Option requires that the contract owner, until annuitization, allocate the entire Contract value to the Custom Portfolio Asset Rebalancing Service (see "Contract Owner Services") or to a limited set of investment options currently available in the contract.  For the list of investment options available under this option please see “Income Benefit Investment Options” later in this prospectus.  Allocations to investment options other than those listed in the “Income Benefit Investment Options” chart will not be honored; they will be treated as though no allocation request was submitted.  Allocation to a GTO and/or the fixed account is not permitted.  The contract owner may reallocate the contract value among the limited set of investment options in accordance with the “Transfers Prior to Annuitization” provision.  Additionally, the contract owner may elect Dollar Cost Averaging for Living Benefits described in this prospectus.

Currently, subsequent purchase payments are permitted under the 10% Lifetime Income Option as long as the Contract value is greater than zero.  There may be instances where a subsequent purchase payment creates a financial risk that Nationwide is unwilling to bear.  If this occurs, Nationwide may exercise its right to refuse subsequent purchase payments which total in aggregate $50,000 or more in any calendar year.  If Nationwide exercises this right to refuse a purchase payment, the entire purchase payment that causes the aggregate amount to exceed $50,000 will be immediately returned to the contract owner in the same form in which it was received.

Determination of the Income Benefit Base Prior to the First Surrender

Upon contract issuance, the Original Income Benefit Base is equal to the contract value.  Each time the benefit base is recalculated, as described below, the resulting benefit base is the Current Income Benefit Base.  Provided no surrenders are taken from the contract, the Current Income Benefit Base will equal the greater of:

(1)	the highest contract value on any 10% L.Inc Anniversary plus purchase payments submitted and credits applied after that 10% L.Inc Anniversary; or

(2)	the sum of the following calculations:

(a)
Original Income Benefit Base with Roll-up: the Original Income Benefit Base, plus 10% of the Original Income Benefit Base for each  10% L.Inc Anniversary up to and including the 10th 10% L.Inc Anniversary; plus

(b)
Purchase Payments with Roll-up:   any purchase payments submitted after contract issuance and before the 10 th 10% L.Inc Anniversary, increased by a simple interest rate of 10% through the 10 th 10% L.Inc Anniversary; plus

(c)	Purchase Payments with No Roll-up: any purchase payments submitted after the 10th 10% L.Inc Anniversary.

When a purchase payment is made on a date other than a 10% L.Inc Anniversary, simple interest is calculated using a prorated method based upon the number of days from the date of the purchase payment to the next 10% L.Inc Anniversary.

However, if at any time prior to the first surrender the contract value equals zero, no further income benefit base calculations will be made.  The Current Income Benefit Base will be set equal to the income benefit base calculated on the most recent 10% L.Inc Anniversary, and the annual benefit amount will be based on that Current Income Benefit Base.

Lifetime Income Surrenders

At any time after the 10% Lifetime Income Option is elected, the contract owner may begin taking the lifetime income benefit by taking a surrender from the contract.   The first surrender under the contract constitutes the first lifetime income surrender, even if such surrender is taken to meet minimum distribution requirements under the Internal Revenue Code.   Nationwide will surrender accumulation units proportionally from the sub-accounts as of the date of the surrender request.  As with any surrender, lifetime income surrenders reduce the contract value and consequently, the amount available for annuitization.

At the time of the first surrender, the Current Income Benefit Base is locked in and will not change unless the contract owner takes excess surrenders, elects a reset opportunity (both discussed later in this provision), or submits additional purchase payments.  Additional purchase payments submitted after the first surrender from the contract will increase the Current Income Benefit Base by the amount of the purchase payment.

Simultaneously, the lifetime withdrawal percentage is determined based on the age of the contract owner as indicated in the following tables:

34

For contracts issued before May 1, 2009, or the date of state approval (whichever is later):

Contract Owner’s Age (at time of first surrender)	Lifetime Withdrawal Percentage
45 up to 59½	4%
59½ through 66	5%
67 through 71	5.5%
72 through 80	6%
81 and older	7%

For contracts issued on or after May 1, 2009, or the date of state approval (whichever is later):

Contract Owner’s Age (at time of first surrender)	Lifetime Withdrawal Percentage
45 up to 59½	3%
59½ through 64	4%
65 through 80	5%
81 and older	6%

A contract owner will receive the 7% lifetime withdrawal percentage only if he or she does not take a surrender from the contract prior to age 81.  Note: The Internal Revenue Code requires that IRAs, SEP IRAs, and Simple IRAs begin distributions no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½.  Thus, if the contract is subject to these minimum distribution rules and distributions are taken at the latest date possible under the tax rules, the maximum lifetime withdrawal percentage available to that contract is 5.5%.  Contract owners may be eligible to take the minimum required distributions from other IRA, SEP IRA, or Simple IRA contracts or accounts, and thus may be able to receive a lifetime withdrawal percentage greater than 5.5%.  Consult a qualified tax advisor.

At the time of the first surrender and on each 10% L.Inc anniversary thereafter, the lifetime withdrawal percentage is multiplied by the Current Income Benefit Base to determine the benefit amount for that year.  The benefit amount is the maximum amount that can be surrendered from the contract before the next 10% L.Inc anniversary without reducing the Current Income Benefit Base.  The ability to surrender the current benefit amount will continue until the earlier of the contract owner’s death or annuitization.

Although surrenders up to the benefit amount do not reduce the lifetime benefit base, they do reduce the contract value and the death benefit.

If a CDSC does apply, application of the CDSC could cause the gross surrender (the surrender amount plus the CDSC) to exceed the Lifetime Withdrawal Percentage limit.  To avoid this, contract owners can request to receive the surrender net of the CDSC amount.  The gross amount of the surrender (including the CDSC) is the amount used to determine whether the surrender exceeds the Lifetime Withdrawal Percentage limit.

Impact of Withdrawals in Excess of the Lifetime Withdrawal Percentage Limit

The contract owner is permitted to surrender contract value in excess of that year’s benefit amount provided that the contract value is greater than zero.  Surrenders in excess of the benefit amount will reduce the Current Income Benefit Base, and consequently, the benefit amount calculated for subsequent years.  In the event of excess surrenders, the Current Income Benefit Base will be reduced by the greater of:

(1)	the dollar amount of the surrender in excess of the benefit amount; or

(2)	the ratio of the dollar amount of the excess surrender to the contract value (which has been reduced by the amount of the benefit amount surrendered), multiplied by the Current Income Benefit Base.

In situations where the contract value exceeds the existing Current Income Benefit Base, excess surrenders will typically result in a dollar amount reduction to the new Current Income Benefit Base.  In situations where the contract value is less than the existing Current Income Benefit Base, excess surrenders will typically result in a proportional reduction to the new Current Income Benefit Base.

Currently, Nationwide allows for an “RMD privilege” whereby Nationwide permits a contract owner to surrender contract value in excess of the benefit amount without reducing the Current Income Benefit Base if such excess surrender is for the sole purpose of meeting Internal Revenue Code required minimum distributions for this contract.  This RMD privilege does not apply to beneficially owned contracts.  In order to qualify for the RMD privilege, the contract owner must:

(1)	be at least 70 ½ years old as of the date of the request;

(2)	own the contract as an IRA, SEP IRA, Simple IRA, or Investment-Only Contract; and

(3)	submit a completed administrative form to Nationwide’s home office.

Nationwide reserves the right to modify or eliminate the RMD privilege if there is any change to the Internal Revenue Code or IRS rules relating required minimum distributions, including the issuance of relevant IRS guidance.  If Nationwide exercises this right, Nationwide will provide notice to the contract owners and any surrender in excess of the benefit amount will reduce the remaining Current Income Benefit Base.

Once the contract value falls to zero, the contract owner is no longer permitted to submit additional purchase payments or take surrenders in excess of the benefit amount.   Additionally, there is no Contract value to annuitize, making the payment of the benefit associated with this option the only income stream producing benefit remaining in the contract.

35

Reset Opportunities

Nationwide offers an automatic reset of the income benefit base.  If, on any 10% L.Inc Anniversary, the contract value exceeds the existing Current Income Benefit Base, Nationwide will automatically reset the Current Income Benefit Base to equal that contract value.  This higher amount will be the new Current Income Benefit Base.  This automatic reset will continue until any terms and conditions associated with the 10% Lifetime Income Option change.

In the event one or more terms and conditions of the 10% Lifetime Income Option change, the reset opportunities still exist, but are no longer automatic.  An election to reset the Current Income Benefit Base must be made by the contract owner to Nationwide.  On or about each 10% L.Inc Anniversary, Nationwide will provide the contract owner with information necessary to make this determination.  Specifically, Nationwide will provide: the contract value; the Current Income Benefit Base; the current terms and conditions associated with the 10% Lifetime Income Option; and instructions on how to communicate an election to reset the benefit base.

If the contract owner elects to reset the Current Income Benefit Base, it will be at the then current terms and conditions of the option as described in the most current prospectus.  If Nationwide does not receive a contract owner’s election to reset the Current Income Benefit Base within 60 days after the 10% L.Inc Anniversary, Nationwide will assume that the contract owner does not wish to reset the Current Income Benefit Base.  If the Current Income Benefit Base is not reset, it will remain the same and the terms and conditions of the 10% Lifetime Income Option will not change (as applicable to that particular contract).

Contract owners may cancel the automatic reset feature of the 10% Lifetime Income Option by notifying Nationwide as to such election.  Nationwide reserves the right to modify or terminate the automatic reset feature at any time upon written notice to contract owners.

Settlement Options

If, after beginning the lifetime income surrenders, a contract owner’s contract value falls to zero and there is still a positive Current Income Benefit Base, Nationwide will provide the contract owner with one or more settlement options (in addition to the option of continuing to take or receive annual benefit payments).  Specifically, Nationwide will provide a notification to the contract owner describing the following three options, along with instructions on how to submit the election to Nationwide:

(1)	The contract owner can continue to take annual surrenders of no more than the annual benefit amount until the death of the contract owner;

(2)	The contract owner can elect the Age Based Lump Sum Settlement Option, as described below; or

(3)	If the contract owner qualifies after a medical examination, the contract owner can elect the Underwritten Lump Sum Settlement Option, as described below.

The options listed above each result in a different amount ultimately received under the 10% Lifetime Income Benefit Option.  The Underwritten Lump Sum Settlement Option will generally pay a larger amount than the Age Based Lump Sum Settlement Option when a contract owner is healthier than the normal population.  Regardless of age or health, the Underwritten Lump Sum Settlement Option amount will never be less than the Age Based Lump Sum Settlement Option amount.  Election of the Age Based Lump Sum Settlement Option enables the contract owner to receive payment without a medical exam, which could potentially delay payment.  Before selecting a settlement option, consult with a qualified financial advisor to determine which option is best for you based on your individual financial situation and needs.

The contract owner will have 60 days from the date of Nationwide’s notification letter to make an election.  Once the contract owner makes an election, the election is irrevocable.  If the contract owner does not make an election within 60 days of the date of the notification letter, Nationwide will assume that the contract owner intends to continue to take surrenders of the annual benefit amount.

Age Based Lump Sum Settlement Option.  Under the Age Based Lump Sum Settlement Option, in lieu of taking surrenders of the annual benefit amount, Nationwide will pay the contract owner a lump sum equal to the contract owner’s most recently calculated annual benefit amount multiplied by the Annual Benefit Multiplier listed below:

Contract Owner’s Age (as of the date the Age Based Lump Sum Option is elected)	Annual Benefit Multiplier
Up to Age 70	5.5
71-75	4.5
76-80	3.5
81-85	2.5
86-90	2.0
91-95	1.5
96+	1.0

For contracts that have elected the 10% Spousal Continuation Benefit, if both spouses are living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the younger contract owner minus three years to determine the Annual Benefit Multiplier.  If only one spouse is living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the living spouse to determine the Annual Benefit Multiplier.

Underwritten Lump Sum Settlement Option.  Under the Underwritten Lump Sum Settlement Option, in lieu of taking surrenders of the annual benefit amount, for those who qualify based on a medical exam, Nationwide will pay the contract owner a lump sum based upon the current age, sex, and health of the contract owner and joint owner, if applicable.  Such information must be submitted by the contract owner to Nationwide on a Nationwide form that is attested to by a certified physician chosen by the contract owner.

36

Annuitization

If the contract owner elects to annuitize the contract, this option will terminate.  Specifically, the charge associated with this option will no longer be assessed and all benefits associated with the 10% Lifetime Income Option will terminate.

Death of Determining Life

For contracts with no Spousal Continuation Benefit, upon the death of the determining life, the benefits associated with the option terminate.  If the contract owner is also the annuitant, the death benefit will be paid in accordance with the “Death Benefits” provision.  If the contract owner is not the annuitant, the contract value will be distributed in accordance with the “Required Distributions’ section of “Appendix C: Contract Types and Tax Information.”

For contracts with the Spousal Continuation Benefit, upon the death of the determining life, the surviving spouse continue to receive the benefit associated with the Lifetime Income Option for the remainder of his or her lifetime.  The contract value will reflect the death benefit and Spousal Continuation Benefit.

7% Lifetime Income Option

The 7% Lifetime Income Option provides for lifetime withdrawals, up to a certain amount each year, even after the contract value is zero.  The age of the person upon which the benefit depends (the “determining life”) must be between 45 and 85 years old at the time the Lifetime Income Option is elected.  For most contracts, the determining life is that of the primary contract owner.  For those contracts where the contract owner is a non-natural person, for purposes of this option, the determining life is that of the primary annuitant, and all references in this option to “contract owner” shall mean primary annuitant.   If in addition to the annuitant, a co-annuitant or joint annuitant has been elected, the determining life will be that of the younger annuitant.   The determining life may not be changed.

The 7% Lifetime Income Option is available under the contract at the time of application.  (For contracts issued before May 1, 2007, the 7% Lifetime Income Option is also available for election at any time after application.) However, upon state approval of the 10% Lifetime Income Option, the 7% Lifetime Income Option will no longer be available for election.  The 7% Lifetime Income Option is not available in the State of New York.  The 7% Lifetime Income Option may not be elected if a loan is outstanding or if any of the following optional benefits are elected: another Lifetime Income Option, the Capital Preservation Plus Lifetime Income Option, or the C Schedule Option.   The 7% Lifetime Income Option is not available on beneficially owned contracts.

In exchange for this lifetime withdrawal benefit, Nationwide will assess an annual charge not to exceed 1.00% of the Current Income Benefit Base.  The current charge for the 7% Lifetime Income Option is 0.75 % of the Current Income Benefit Base.  (Once a 7% Lifetime Income Option is elected, the charge percentage will not change, except, possibly, upon the contract owner’s election to reset the benefit base, as discussed herein.)  The charge will be assessed on each anniversary of the date the 7% Lifetime Income Option was added to the contract (the “7% L.Inc anniversary”) and will be deducted via redemption of accumulation units.  A prorated charge will also be deducted upon full surrender of the contract.  Accumulation units will be redeemed proportionally from each sub-account in which the contract owner is invested at the time the charge is taken.  Amounts redeemed as the 7% Lifetime Income Option charge will not negatively impact calculations associated with other benefits elected or available under the contract, will not be subject to a CDSC, and will not reduce amounts available under the CDSC-free withdrawal privilege.

Election of the 7% Lifetime Income Option requires that the contract owner, until annuitization, allocate the entire contract value to the Custom Portfolio Asset Rebalancing Service Fee (See “Contract Owner Services”) or to a limited set of investment options currently available in the contract. See “Income Benefit Investment Options.” Allocation requests that fall outside of the Custom Portfolio Asset Rebalancing Service or to investment options other than those listed in the “Income Benefit Investment Options” chart will not be honored; they will be treated as though no allocation request was submitted.  Allocation to a GTO and/or the fixed account is not permitted.  The contract owner may reallocate the contract value among the limited set of investment options in accordance with the “Transfers Prior to Annuitization” provision.  The contract owner may reallocate the contract value within the Custom Portfolio Asset Rebalancing Service in accordance with that provision.  Additionally, contract owners may change from the Custom Portfolio Asset Rebalancing Service to the permitted investment options, and vice versa.  Once this option is elected, contract loans are unavailable. Additionally, the contract owner may elect Dollar Cost Averaging for Living Benefits described in this prospectus.

Currently, subsequent purchase payments are permitted under the 7 % Lifetime Income Option as long as the Contract value is greater than zero.  There may be instances where a subsequent purchase payment creates a financial risk that Nationwide is unwilling to bear.  If this occurs, Nationwide may exercise its right to refuse subsequent purchase payments which total in aggregate $50,000 or more in any calendar year.  If Nationwide exercises this right to refuse a purchase payment, the entire purchase payment that causes the aggregate amount to exceed $50,000 will be immediately returned to the contract owner in the same form in which it was received.

Determination of the Income Benefit Base Prior to the First Surrender

Upon contract issuance, the Original Income Benefit Base is equal to the contract value.  Each time the benefit base is recalculated, as described below, the resulting benefit base is the Current Income Benefit Base.  Provided no surrenders are taken from the contract, the Current Income Benefit Base will equal the greater of:

(1)	the highest contract value on any 7% L.Inc Anniversary plus purchase payments submitted and credits applied after that 7% L.Inc Anniversary; or

(2)	the sum of the following calculations:

37

(a)
Original Income Benefit Base with Roll-up: the Original Income Benefit Base, plus 7% of the Original Income Benefit Base for each  7% L.Inc Anniversary up to and including the 10th 7% L.Inc Anniversary; plus

(b)
Purchase Payments with Roll-up:   any purchase payments submitted after contract issuance and before the 10 th 7% L.Inc Anniversary, increased by a simple interest rate of 7% through the 10 th 7% L.Inc Anniversary; plus

(c)	Purchase Payments with No Roll-up: any purchase payments submitted after the 10th 7% L.Inc Anniversary.

When a purchase payment is made on a date other than a 7% L.Inc Anniversary, simple interest is calculated using a prorated method based upon the number of days from the date of the purchase payment to the next 7% L.Inc Anniversary.

However, if at any time prior to the first surrender the contract value equals zero, no further income benefit base calculations will be made.  The Current Income Benefit Base will be set equal to the income benefit base calculated on the most recent 7% L.Inc Anniversary, and the annual benefit amount will be based on that Current Income Benefit Base.

Lifetime Income Surrenders

At any time after the 7% Lifetime Income Option is elected, the contract owner may begin taking the lifetime income benefit by taking a surrender from the contract.   The first surrender under the contract constitutes the first lifetime income surrender, even if such surrender is taken to meet minimum distribution requirements under the Internal Revenue Code.   Nationwide will surrender accumulation units proportionally from the sub-accounts as of the date of the surrender request.  As with any surrender, lifetime income surrenders reduce the contract value and consequently, the amount available for annuitization.

At the time of the first surrender, the Current Income Benefit Base is locked in and will not change unless the contract owner takes excess surrenders, elects a reset opportunity (both discussed later in this provision), or submits additional purchase payments.  Additional purchase payments submitted after the first surrender from the contract will increase the Current Income Benefit Base by the amount of the purchase payment.

Simultaneously, the lifetime withdrawal percentage is determined based on the age of the contract owner as indicated in the following tables:

For contracts issued before May 1, 2009, or the date of state approval (whichever is later):

Contract Owner’s Age (at time of first surrender)	Lifetime Withdrawal Percentage
45 up to 59½	4%
59½ through 66	5%
67 through 71	5.5%
72 through 80	6%
81 and older	7%

For contracts issued on or after May 1, 2009, or the date of state approval (whichever is later):

Contract Owner’s Age (at time of first surrender)	Lifetime Withdrawal Percentage
45 up to 59½	3%
59½ through 64	4%
65 through 80	5%
81 and older	6%

A contract owner will receive the 7% lifetime withdrawal percentage only if he or she does not take a surrender from the contract prior to age 81.   Note: The Internal Revenue Code requires that IRAs, SEP IRAs, and Simple IRAs begin distributions no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½.  Thus, if the contract is subject to these minimum distribution rules and distributions are taken at the latest date possible under the tax rules, the maximum lifetime withdrawal percentage available to that contract is 5.5%.  Contract owners may be eligible to take the minimum required distributions from other IRA, SEP IRA, or Simple IRA contracts or accounts, and thus may be able to receive a lifetime withdrawal percentage greater than 5.5%.  Consult a qualified tax adviser.

At the time of the first surrender and on each 7% L.Inc anniversary thereafter, the lifetime withdrawal percentage is multiplied by the Current Income Benefit Base to determine the benefit amount for that year.  The benefit amount is the maximum amount that can be surrendered from the contract before the next 7% L.Inc anniversary without reducing the Current Income Benefit Base.  The ability to surrender the current benefit amount will continue until the earlier of the contract owner’s death or annuitization.

Although surrenders up to the benefit amount do not reduce the Current Lifetime Benefit Base, they do reduce the contract value and the death benefit, and are subject to the CDSC provisions of the contract.

Contingent Deferred Sales Charges

A withdrawal under the benefit may cause a CDSC to apply (see "Contingent Deferred Sales Charges" earlier in this prospectus).  Application of a CDSC could result in the gross surrender being greater than the 7% Lifetime Withdrawal Percentage limit.  For example, the amount of the surrender request plus the applicable CDSC could exceed the 7% Lifetime Withdrawal Percentage limit.  If applicable, contract owners can request to receive a specific dollar amount of withdrawal (i.e., Nationwide will gross up the withdrawal to include the CDSC amount) or to receive the withdrawal net of the CDSC amount.  In either case, the gross amount of the surrender (i.e., including the CDSC) is the amount used to determine whether the withdrawal exceeds the 7% Lifetime Withdrawal Percentage limit.  A reduction to the Current Income Benefit Base will be applied as described in the "Impact of Withdrawals in Excess of the 7% Lifetime Withdrawal Percentage Limit" provision if the gross surrender exceeds the 7% Lifetime Withdrawal Percentage limit.

The contract permits a percentage of purchase payments to be withdrawn free of CDSC each year (see "Waiver of

38

Contingent Deferred Sales Charge" earlier in this prospectus).  The total free withdrawal amount permitted (a percentage of purchase payments), however, may result in annual surrenders greater than the 7% Lifetime Withdrawal Percentage limit permitted by this benefit.  In such case, the reduction described in the "Impact of Withdrawals in Excess of the 7% Lifetime Withdrawal Percentage Limit" provision will apply.

Impact of Withdrawals in Excess of the   7% Lifetime Withdrawal Percentage Limit

The contract owner is permitted to surrender contract value in excess of that year’s benefit amount provided that the contract value is greater than zero.  Surrenders in excess of the benefit amount will reduce the Current Income Benefit Base, and consequently, the benefit amount calculated for subsequent years.  In the event of excess surrenders, the Current Income Benefit Base will be reduced by the greater of:

(1)	the dollar amount of the surrender in excess of the benefit amount; or

(2)	the ratio of the dollar amount of the excess surrender to the contract value (which has been reduced by the amount of the benefit amount surrendered), multiplied by the Current Income Benefit Base.

In situations where the contract value exceeds the existing Current Income Benefit Base, excess surrenders will typically result in a dollar amount reduction to the new Current Income Benefit Base.  In situations where the contract value is less than the existing Current Income Benefit Base, excess surrenders will typically result in a proportional reduction to the new Current Income Benefit Base.

Currently, Nationwide allows for an “RMD privilege” whereby Nationwide permits a contract owner to surrender contract value in excess of the benefit amount without reducing the Current Income Benefit Base if such excess surrender is for the sole purpose of meeting Internal Revenue Code required minimum distributions for this contract.  This RMD privilege does not apply to beneficially owned contracts.  In order to qualify for the RMD privilege, the contract owner must:

(1)	be at least 70 ½ years old as of the date of the request;

(2)	own the contract as an IRA, SEP IRA, Simple IRA, or Investment-Only Contract; and

(3)	submit a completed administrative form to Nationwide’s home office.

Nationwide reserves the right to modify or eliminate the RMD privilege if there is any change to the Internal Revenue Code or IRS rules relating required minimum distributions, including the issuance of relevant IRS guidance.  If Nationwide exercises this right, Nationwide will provide notice to the contract owners and any surrender in excess of the benefit amount will reduce the remaining Current Income Benefit Base.

Once the contract value falls to zero, the contract owner is no longer permitted to submit additional purchase payments or take surrenders in excess of the benefit amount.   Additionally, there is no Contract value to annuitize, making the payment of the benefit associated with this option the only income stream producing benefit remaining in the contract.

Reset Opportunities

If the terms and conditions of the 7% Lifetime Income Option have not changed and the contract value exceeds the existing Current Income Benefit Base on a 7% L.Inc anniversary, Nationwide will automatically reset the Income Benefit Base to become your new Current Income Benefit Base.  If the terms and conditions of 7% Lifetime Income Option have changed, Nationwide will provide the contract owner with the contract value and Current Income Benefit Base information and will provide instructions on how to communicate an election to reset the benefit base.  If the contract owner elects to reset the Current Income Benefit Base, it will be at the then current terms and conditions of the option.  If Nationwide does not receive a contract owner’s election to reset the Current Income Benefit Base within 60 days after the 7% L.Inc anniversary, Nationwide will assume that the contract owner does not wish to reset the Current Income Benefit Base.

The automatic reset privilege will cease anytime the terms and conditions of the 7% Lifetime Income Option changes.  Nationwide will notify the contract owner anytime the terms and conditions of the 7% Lifetime Income Option changes and will provide the contract owner with an opportunity to confirm whether to reset the Current Income Benefit Base under the updated 7% Lifetime Income Option charge.  If the contract owner does not elect to reset the Current Income Benefit Base within 60 days after the 7% L.Inc anniversary date, the Current Income Benefit Base and 7% Lifetime Income Option charges will not change.  Contract owners may cancel the election to automatically reset the Current Income Benefit Base at any time.  Nationwide reserves the right to modify or cancel the contract owners’ ability to automatically reset the Current Income Benefit Base.

Lump Sum Settlement Options for the Lifetime Income Option

If contract value is zero and the Current Income Benefit Base is greater than zero Nationwide will notify the contract owner of the following three options:

1)	The contract owner can continue to take withdrawals equal to the Lifetime Withdrawal Percentage until the death of the contract owner;

2)	The contract owner may elect the Age Based lump sum settlement option described below; or

3)	The contract owner may elect the Underwritten lump sum settlement option as described below.

The settlement option you select will affect the amount you ultimately receive under the 7% Lifetime Income Benefit Option.  Before you select a settlement option you should consult with your registered representative to determine which option is best for you based on your individual financial situation and needs.

The contract owner will have 60 days from the date of Nationwide’s notification letter to make an election.  Once the contract owner makes an election, the election is irrevocable.  If the contract owner does not make an election within the 60 days Nationwide will assume that the contract owner desires to continue to take withdrawals under the Lifetime Income Option.

39

Age Based Lump Sum Settlement Option for the Lifetime Income Option

Instead of continuing to take withdrawals under Lifetime Income Option after the contract value falls to zero and the Current Income Benefit Base is greater than zero, Nationwide permits a contract owner to take an Age Based lump sum settlement equal to the contract owner’s current benefit amount multiplied by the Annual Benefit Multiplier listed below:

Contract Owner’s Age	Annual Benefit Multiplier
Up to Age 70	5.5
71-75	4.5
76-80	3.5
81-85	2.5
86-90	2.0
91-95	1.5
96+	1.0

For contracts that have elected the Spousal Continuation Benefit and both spouses are alive on the date this option is elected Nationwide will use the age of the younger contract owner minus three years to determine the Annual Benefit Multiplier.

Underwritten Lump Sum Settlement Option for the Lifetime Income Option

Nationwide also makes an Underwritten lump sum settlement option available to contract owners after the contract value falls to zero and the Current Income Benefit Base is greater than zero.  The Underwritten lump sum settlement amount shall be based upon the attained age, sex, and health information provided by the contract owner on a Nationwide form attested to by a certified physician chosen by the contract owner. The Underwritten lump sum settlement option will generally pay a larger amount than the Age Based lump sum settlement option when a contract owner is healthier than the normal population. Regardless of age or health, the Underwritten lump sum settlement amount will never be less than the Lump Sum Settlement Option amounts shown in the chart above.

Annuitization

If the contract owner elects to annuitize the contract, this option will terminate.  Specifically, the charge associated with the option will no longer be assessed and all benefits associated with the 7% Lifetime Income Option will terminate.

Death of Determining Life

For contracts with no Spousal Continuation Benefit, upon the death of the determining life, the benefits associated with the option terminate.  If the contract owner is also the annuitant, the death benefit will be paid in accordance with the “Death Benefits” provision.  If the contract owner is not the annuitant, the contract value will be distributed in accordance with the “Required Distributions” section of “Appendix C: Contract Types and Tax Information.”

For contracts with the Spousal Continuation Benefit, upon the death of the determining life, the surviving spouse continues to receive the benefit associated with the Lifetime Income Option for the remainder of his or her lifetime.  The contract value will reflect the death benefit and Spousal Protection Feature.

Taxation of Surrenders under the 7% Lifetime Income Option

While the tax treatment for surrenders for benefits such as the 7% Lifetime Income Option is not clear under federal tax law, Nationwide currently treats these surrenders as taxable to the extent that the cash value of the contract exceeds the contract owner’s investment at the time of the surrender.  Please consult a qualified tax advisor.

5% Lifetime Income Option

The 5% Lifetime Income Option provides for lifetime withdrawals, up to a certain amount each year, even after the contract value is zero.  The age of the person upon which the benefit depends (the “determining life”) must be between 45 and 85 years old at the time the 5% Lifetime Income Option is elected.  For most contracts, the determining life is that of the primary contract owner.  For those contracts where the contract owner is a non-natural person, for purposes of this option, the determining life is that of the primary annuitant, and all references in this option to “contract owner” shall mean primary annuitant.   If in addition to the annuitant, a co-annuitant or joint annuitant has been elected, the determining life will be that of the younger annuitant.   The determining life may not be changed.

The 5% Lifetime Income Option is available under the contract at the time of application.  Effective September 15, 2008, the 5% Lifetime Income Option is only available for contracts issued in the State of New York.  The 5% Lifetime Income Option may not be elected if a loan is outstanding on the contract or if any of the following optional benefits are elected: another Lifetime Income Option, the C Schedule Option, or the Capital Preservation Plus Lifetime Income Option.   The 5% Lifetime Income Option is not available on beneficially owned contracts.

In exchange for this lifetime withdrawal benefit, Nationwide will assess an annual charge not to exceed 1.00% of the Current Income Benefit Base.  The current charge for the 5% Lifetime Income Options is 0.85 % of the Current Income Benefit Base.  (Once the 5% Lifetime Income Option is elected, the charge percentage will not change, except, possibly, upon the contract owner’s election to reset the benefit base, as discussed herein.)  The charge will be assessed on each anniversary of the date the 5% Lifetime Income Option was added to the contract (the “5% L.Inc anniversary”) and will be deducted via redemption of accumulation units.  A prorated charge will also be deducted upon full surrender of the contract.  Accumulation units will be redeemed proportionally from each sub-account in which the contract owner is invested at the time the charge is taken.  Amounts redeemed as the 5% Lifetime Income Option charge will not negatively impact calculations associated with other benefits elected or available under the contract, will not be subject to a CDSC, and will not reduce amounts available under the CDSC-free withdrawal privilege.

Election of the 5% Lifetime Income Option requires that the contract owner, until annuitization, allocate the entire contract value to one of the models available under the

40

Custom Portfolio Asset Rebalancing Service (see “Contract Owner Services”) or to a limited set of investment options currently available in the contract.  See “Income Benefit Investment Options . ”  Allocation request that fall outside of the Custom Portfolio Asset Rebalancing Service or to investment options other than those listed in the “Income Benefit Investment Options” chart will not be honored; they will be treated as though no allocation request was submitted.  Allocation to a GTO and/or the fixed account is not permitted.  The contract owner may reallocate the contract value among the limited set of investment options in accordance with the “Transfers Prior to Annuitization” provision. The contract owner may reallocate the contract value within the Custom Portfolio Asset Rebalancing Service in accordance with that provision.  Additionally, contract owners may change from the Custom Portfolio Asset Rebalancing Service to the permitted investment options, and vice versa.  Once this option is elected, contract loans are unavailable.  Additionally, the contract owner may elect Dollar Cost Averaging for Living Benefits described in this prospectus.

Currently, subsequent purchase payments are permitted under the 5 % Lifetime Income Option as long as the Contract value is greater than zero.  There may be instances where a subsequent purchase payment creates a financial risk that Nationwide is unwilling to bear.  If this occurs, Nationwide may exercise its right to refuse subsequent purchase payments which total in aggregate $50,000 or more in any calendar year.  If Nationwide exercises this right to refuse a purchase payment, the entire purchase payment that causes the aggregate amount to exceed $50,000 will be immediately returned to the contract owner in the same form in which it was received.

Determination of the Income Benefit Base Prior to the First Surrender

Upon contract issuance, the Original Income Benefit Base is equal to the contract value.  Each time the benefit base is recalculated, as described below, the resulting benefit base is the Current Income Benefit Base.  Provided no surrenders are taken from the contract, the Current Income Benefit Base will equal the greater of:

(1)	the highest contract value on any 5% L.Inc Anniversary plus purchase payments submitted and credits applied after that 5% L.Inc Anniversary; or

(2)	the sum of the following calculations:

(a)
Original Income Benefit Base with Roll-up: the Original Income Benefit Base, plus 5% of the Original Income Benefit Base for each  5% L.Inc Anniversary up to and including the 10th 5% L.Inc Anniversary; plus

(b)
Purchase Payments with Roll-up:   any purchase payments submitted after contract issuance and before the 10 th 5% L.Inc Anniversary, increased by a simple interest rate of 5% through the 10 th 5% L.Inc Anniversary; plus

(c)	Purchase Payments with No Roll-up: any purchase payments submitted after the 10th 5% L.Inc Anniversary.

When a purchase payment is made on a date other than a 5% L.Inc Anniversary, simple interest is calculated using a prorated method based upon the number of days from the date of the purchase payment to the next 5% L.Inc Anniversary.

However, if at any time prior to the first surrender the contract value equals zero, no further income benefit base calculations will be made.  The Current Income Benefit Base will be set equal to the income benefit base calculated on the most recent 5% L.Inc Anniversary, and the annual benefit amount will be based on that Current Income Benefit Base.

Lifetime Income Surrenders

At any time after the 5% Lifetime Income Option is elected, the contract owner may begin taking the lifetime income benefit by taking a surrender from the contract.   The first surrender under the contract constitutes the first lifetime income surrender, even if such surrender is taken to meet minimum distribution requirements under the Internal Revenue Code.   Nationwide will surrender accumulation units proportionally from the sub-accounts as of the date of the surrender request.  As with any surrender, lifetime income surrenders reduce the contract value and consequently, the amount available for annuitization.

At the time of the first surrender, the Current Income Benefit Base is locked in and will not change unless the contract owner takes excess surrenders, elects a reset opportunity (both discussed later in this provision), or submits additional purchase payments.  Additional purchase payments submitted after the first surrender from the contract will increase the Current Income Benefit Base by the amount of the purchase payment.

Simultaneously, the lifetime withdrawal percentage is determined based on the age of the contract owner as indicated in the following tables:

For contracts issued before May 1, 2009, or the date of state approval (whichever is later):

Contract Owner’s Age (at time of first surrender)	Lifetime Withdrawal Percentage
45 up to 59½	4%
59½ through 66	5%
67 through 71	5.5%
72 through 80	6%
81 and older	7%

For contracts issued on or after May 1, 2009, or the date of state approval (whichever is later):

Contract Owner’s Age (at time of first surrender)	Lifetime Withdrawal Percentage
45 up to 59½	3%
59½ through 64	4%
65 through 80	5%
81 and older	6%

A contract owner will receive the 5% lifetime withdrawal percentage only if he or she does not take a surrender from the contract prior to age 81.   Note: The Internal Revenue Code requires that IRAs, SEP IRAs, and Simple IRAs begin distributions no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½.  Thus, if the contract is subject to these

41

minimum distribution rules and distributions are taken at the latest date possible under the tax rules, the maximum lifetime withdrawal percentage available to that contract is 5.5%.  Contract owners may be eligible to take the minimum required distributions from other IRA, SEP IRA, or Simple IRA contracts or accounts, and thus may be able to receive a lifetime withdrawal percentage greater than 5.5%.  Consult a qualified tax adviser.

At the time of the first surrender and on each 5% L.Inc anniversary thereafter, the lifetime withdrawal percentage is multiplied by the Current Income Benefit Base to determine the benefit amount for that year.  The benefit amount is the maximum amount that can be surrendered from the contract before the next 5% L.Inc anniversary without reducing the Current Income Benefit Base.  The ability to surrender the current benefit amount will continue until the earlier of the contract owner’s death or annuitization.

Although surrenders up to the benefit amount do not reduce the lifetime benefit base, they do reduce the contract value and the death benefit, and are subject to the CDSC provisions of the contract.

Contingent Deferred Sales Charges

A withdrawal under the benefit may cause a CDSC to apply (see "Contingent Deferred Sales Charges" earlier in this prospectus).  Application of a CDSC could result in the gross surrender being greater than the 5% Lifetime Withdrawal Percentage limit.  For example, the amount of the surrender request plus the applicable CDSC could exceed the 5% Lifetime Withdrawal Percentage limit.  If applicable, contract owners can request to receive a specific dollar amount of withdrawal (i.e., Nationwide will gross up the withdrawal to include the CDSC amount) or to receive the withdrawal net of the CDSC amount.  In either case, the gross amount of the surrender (i.e., including the CDSC) is the amount used to determine whether the withdrawal exceeds the 5% Lifetime Withdrawal Percentage limit.  A reduction to the Current Income Benefit Base will be applied as described in the "Impact of Withdrawals in Excess of the 5% Lifetime Withdrawal Percentage Limit" provision if the gross surrender exceeds the 5% Lifetime Withdrawal Percentage limit.

The contract permits a percentage of purchase payments to be withdrawn free of CDSC each year (see "Waiver of

Contingent Deferred Sales Charge" earlier in this prospectus).  The total free withdrawal amount permitted (a percentage of purchase payments), however, may result in annual surrenders greater than the 5% Lifetime Withdrawal Percentage limit permitted by this benefit.  In such case, the reduction described in the "Impact of Withdrawals in Excess of the 5% Lifetime Withdrawal Percentage Limit" provision will apply.

Impact of Withdrawals in Excess of the 5% Lifetime Withdrawal Percentage Limit

The contract owner is permitted to surrender contract value in excess of that year’s benefit amount provided that the contract value is greater than zero.  Surrenders in excess of the benefit amount will reduce the Current Income Benefit Base, and consequently, the benefit amount calculated for subsequent years.  In the event of excess surrenders, the Current Income Benefit Base will be reduced by the greater of:

(1)	the dollar amount of the surrender in excess of the benefit amount; or

(2)	the ratio of the dollar amount of the excess surrender to the contract value (which has been reduced by the amount of the benefit amount surrendered), multiplied by the Current Income Benefit Base.

In situations where the contract value exceeds the existing Current Income Benefit Base, excess surrenders will typically result in a dollar amount reduction to the new Current Income Benefit Base.  In situations where the contract value is less than the existing Current Income Benefit Base, excess surrenders will typically result in a proportional reduction to the new Current Income Benefit Base.

Currently, Nationwide allows for an “RMD privilege” whereby Nationwide permits a contract owner to surrender contract value in excess of the benefit amount without reducing the Current Income Benefit Base if such excess surrender is for the sole purpose of meeting Internal Revenue Code required minimum distributions for this contract.  This RMD privilege does not apply to beneficially owned contracts.  In order to qualify for the RMD privilege, the contract owner must:

(1)	be at least 70 ½ years old as of the date of the request;

(2)	own the contract as an IRA, SEP IRA, Simple IRA, or Investment-Only Contract; and

(3)	submit a completed administrative form to Nationwide’s home office.

Nationwide reserves the right to modify or eliminate the RMD privilege if there is any change to the Internal Revenue Code or IRS rules relating required minimum distributions, including the issuance of relevant IRS guidance.  If Nationwide exercises this right, Nationwide will provide notice to the contract owners and any surrender in excess of the benefit amount will reduce the remaining Current Income Benefit Base.

Once the contract value falls to zero, the contract owner is no longer permitted to submit additional purchase payments or take surrenders in excess of the benefit amount.   Additionally, there is no Contract value to annuitize, making the payment of the benefit associated with this option the only income stream producing benefit remaining in the contract.

Reset Opportunities

Nationwide permits contract owners to elect to automatically reset the Current Income Benefit Base on each 5% L.Inc anniversary after the first surrender from the contract.  For those who do not elect to automatically reset their Current Income Benefit Base, if the contract value exceeds the Current Income Benefit Base, the contract owner will have the opportunity to instruct Nationwide to reset the Current Income Benefit Base to equal the current contract value.  Nationwide will provide the contract owner with the contract value and Current Income Benefit Base information and will provide instructions on how to communicate an election to reset the Current Income Benefit Base.  If the contract owner elects to reset the Current Income Benefit Base, it will be at the then current terms and conditions of the option.  If Nationwide does not receive a contract owner’s election to reset the Current

42

Income Benefit Base within 60 days after the 5% L.Inc anniversary, Nationwide will assume that the contract owner does not wish to reset the Current Income Benefit Base.

A contract owner’s election to automatically reset the Current Income Benefit Base or the automatic reset provisions included in contracts issued on or after May 1, 2007 will cease anytime the terms and conditions of the 5% Lifetime Income Option changes.  Nationwide will notify the contract owner anytime the terms and conditions of the 5% Lifetime Income Option changes and will provide the contract owner with an opportunity to confirm whether to reset the Current Income Benefit Base under the updated 5% Lifetime Income Option charge.  If the contract owner does not elect to reset the Current Income Benefit Base within 60 days after the 5% L.Inc anniversary date, the Current Income Benefit Base and 5% Lifetime Income Option charges will not change.  Contract owners may cancel the election to automatically reset the Current Income Benefit Base at any time.  Nationwide reserves the right to modify or cancel the contract owners’ ability to automatically reset the Current Income Benefit Base.

Lump Sum Settlement Options for the Lifetime Income Option

If contract value is zero and the Current Income Benefit Base is greater than zero Nationwide will notify the contract owner of the following three options:

1)	The contract owner can continue to take withdrawals equal to the Lifetime Withdrawal Percentage until the death of the contract owner;

2)	The contract owner may elect the Age Based lump sum settlement option described below; or

3)	The contract owner may elect the Underwritten lump sum settlement option as described below.

The settlement option you select will affect the amount you ultimately receive under the 5% Lifetime Income Benefit Option.  Before you select a settlement option you should consult with your registered representative to determine which option is best for you based on your individual financial situation and needs.

The contract owner will have 60 days from the date of Nationwide’s notification letter to make an election.  Once the contract owner makes an election the election is irrevocable.  If the contract owner does not make an election within the 60 days Nationwide will assume that the contract owner desires to continue to take withdrawals under the Lifetime Income Option.

Age Based Lump Sum Settlement Option for the Lifetime Income Option

Instead of continuing to take withdrawals under Lifetime Income Option after the contract value falls to zero and the Current Income Benefit Base is greater than zero, Nationwide permits a contract owner to take an Age Based lump sum settlement equal to the contract owner’s current benefit amount multiplied by the Annual Benefit Multiplier listed below:

Contract Owner’s Age	Annual Benefit Multiplier
Up to Age 70	5.5
71-75	4.5
76-80	3.5
81-85	2.5
86-90	2.0
91-95	1.5
96+	1.0

For contracts that have elected the Spousal Continuation Benefit and both spouses are alive on the date this option is elected Nationwide will use the age of the younger contract owner minus three years to determine the Annual Benefit Multiplier.

Underwritten Lump Sum Settlement Option for the Lifetime Income Option

Nationwide also makes an Underwritten lump sum settlement option available to contract owners after the contract value falls to zero and the Current Income Benefit Base is greater than zero.  The Underwritten lump sum settlement amount shall be based upon the attained age, sex, and health information provided by the contract owner on a Nationwide form attested to by a certified physician chosen by the contract owner. The Underwritten lump sum settlement option will generally pay a larger amount than the Age Based lump sum settlement option when a contract owner is healthier than the normal population. Regardless of age or health, the Underwritten lump sum settlement amount will never be less than the Lump Sum Settlement Option amounts shown in the chart above.

Annuitization

If the contract owner elects to annuitize the contract, this option will terminate.  Specifically, the charge associated with the option will no longer be assessed and all benefits associated with the 5% Lifetime Income Option will terminate.

Death of Determining Life

For contracts with no Spousal Continuation Benefit, upon the death of the determining life, the benefits associated with the option terminate.  If the contract owner is also the annuitant, the death benefit will be paid in accordance with the “Death Benefits” provision.  If the contract owner is not the annuitant, the contract value will be distributed in accordance with the “Required Distributions” section of “Appendix C: Contract Types and Tax Information.”

43

For contracts with the Spousal Continuation Benefit, upon the death of the determining life, the surviving spouse continues to receive the benefit associated with the Lifetime Income Option for the remainder of his or her lifetime.  The contract value will reflect the death benefit and Spousal Continuation Feature.

Taxation of Surrenders under the 5% Lifetime Income Option

While the tax treatment for surrenders for benefits such as the 5% Lifetime Income Options are not clear under federal tax law, Nationwide currently treats these surrenders as taxable to the extent that the cash value of the contract exceeds the contract owner’s investment at the time of the surrender.  Please consult a qualified tax advisor.

Spousal Continuation Benefit

At the time the Lifetime Income Option is elected (at time of application), the contract owner may elect the corresponding Spousal Continuation Benefit (not available for contracts issued as Charitable Remainder Trusts). The 10% and 7% Spousal Continuation Benefit are not available in the State of New York.  The charge for the 10% Spousal Continuation Benefit will not exceed 0.30% of the Current Income Benefit Base.  The current charge for the 10% Spousal Continuation Benefit is 0.20% of the Current Income Benefit Base. The current charge for the 7% Spousal Continuation Benefit is 0.15% of the Current Income Benefit Base. The 5% Spousal Continuation Benefit is only available in the State of New York.  The current charge for the 5% Spousal Continuation Benefit is 0.15% of the Current Income Benefit Base.

The Spousal Continuation Benefit allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the Lifetime Income Option, provided that the following conditions are satisfied:

(1)	The Spousal Continuation Benefit must be elected at the time the Lifetime Income Option is elected, and both spouses must be between 45 and 85 years old at that time.

(2)
Both spouses must be age 45 before either spouse is eligible to begin withdrawals. Note : the Internal Revenue Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59½ unless certain exceptions are met.  See "Federal Tax Considerations’" in “Appendix C: Contract Types and Tax Information” for additional information.

(3)	Once the Spousal Continuation Benefit is elected, it may not be removed from the contract, except as provided below.

(4)	The lifetime withdrawal percentage will be based on the age of the younger spouse as of the date of the first surrender from the contract.

(5)
One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the contract owner.  For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the contract owner.

(6)	Both spouses must be named as primary beneficiaries. For contracts with non-natural owners, both spouses must be named as co-annuitants.

(7)	No person other than the spouse may be named as contract owner, annuitant or primary beneficiary.

(8)
If both spouses are alive upon annuitization, the contract owner must specify which spouse is the annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the contract owner).

Note: The Spousal Continuation Benefit is distinct from the Spousal Protection Feature associated with the death benefits.  The Spousal Continuation Benefit allows a surviving spouse to continue receiving the lifetime income payments associated with the Lifetime Income Options.  In contrast, the Spousal Protection Feature is a death benefit bump-up feature associated with the death benefits.

Marriage Termination

If, prior to taking any surrenders from the contract, the marriage terminates due to divorce, dissolution, or annulment, the contract owner may remove the Spousal Continuation Benefit from the contract.  Nationwide will remove the benefit and the associated charge upon the contract owner’s written request and evidence of the marriage termination satisfactory to Nationwide.  Once the Spousal Continuation Benefit is removed from the contract, the benefit may not be re-elected or added to cover a subsequent spouse.

If, after taking any surrender from the contract, the marriage terminates due to divorce, dissolution, or annulment, the contract owner may not remove the Spousal Continuation Benefit from the contract.

Risks Associated with Electing the Spousal Continuation Option

There are situations where a contract owner who elects the Spousal Continuation Benefit will not receive the benefits associated with the option.  This will occur if:

(1)	your spouse (contingent annuitant) dies before you;

(2)	the contract is annuitized; or

(3)	withdrawals are taken after the withdrawal start date and the marriage terminates due to divorce, dissolution, or annulment.

Additionally, in the situations described in (1) and (3) above, not only will the contract owner not receive the benefits associated with the Spousal Continuation Benefit, but he/she must continue to pay for the option until annuitization.

44

Income Benefit Options

Investment Option	Available in:
	CPP 1	CPPLI 2	Enhanced CPP and CPPLI 3	5% L.Inc, 7% L.Inc, and 10% L.Inc 4
AIM Variable Insurance Funds
AIM V.I. Capital Development Fund: Series II Shares	X	X
AllianceBernstein Variable Products Series Fund, Inc.
AllianceBernstein Small/Mid Cap Value Portfolio: Class B	X	X
American Century Variable Portfolios, Inc.
American Century VP Mid Cap Value Fund: Class II	X	X
American Century Variable Portfolios II, Inc.
American Century VP Inflation Protection Fund: Class II	X	X
Dreyfus
Dreyfus Stock Index Fund, Inc.: Service Shares	X	X
Dreyfus Variable Investment Fund- Appreciation Portfolio: Service Shares	X	X
Fidelity Variable Insurance Products Fund
VIP Equity-Income Portfolio: Service Class 2	X	X
VIP Freedom 2010 Portfolio: Service Class 2	X	X	X 5	X
VIP Freedom 2020 Portfolio: Service Class 2	X	X	X 6	X
VIP Freedom 2030 Portfolio: Service Class 2	X	X	X 6
VIP Growth Portfolio: Service Class 2	X	X
VIP Investment Grade Bond Portfolio: Service Class 2	X	X
VIP Mid Cap Portfolio: Service Class 2	X	X
Franklin Templeton Variable Insurance Products Trust
Franklin Income Securities Fund: Class 2	X	X
Janus Aspen Series
Forty Portfolio: Service Shares	X	X
MFS® Variable Insurance Trust
MFS Value Series: Service Class	X	X
Nationwide Variable Insurance Trust (NVIT)
American Funds NVIT Asset Allocation Fund: Class II	X	X	X 6	X
American Funds NVIT Bond Fund: Class II	X	X
American Funds NVIT Growth Fund: Class II	X	X
American Funds NVIT Growth-Income Fund: Class II	X	X
Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II	X	X
Neuberger Berman NVIT Socially Responsible Fund: Class II	X	X
NVIT Cardinal Aggressive Fund: Class II	X	X
NVIT Cardinal Balanced Fund: Class II	X	X	X	X
NVIT Cardinal Capital Appreciation Fund: Class II	X	X	X 5	X
NVIT Cardinal Conservative Fund: Class II	X	X	X	X
NVIT Cardinal Moderate Fund: Class II	X	X	X 5	X

1 Capital Preservation Plus Option

2 Capital Preservation Plus Lifetime Income Option

3 Enhanced Capital Preservation Plus Option and Enhanced Capital Preservation Plus Lifetime Income Option

4 5% Lifetime Income Option, 7% Lifetime Income Option and 10% Lifetime Income Option
5 The five year program duration is not available with this investment option.

6 The five and seven year program durations are not available with this investment option.

45

Income Benefit Investment Options (continued)

Investment Option	Available in:
	CPP 1	CPPLI 2	Enhanced CPP and CPPLI 3	5% L.Inc, 7% L.Inc, and 10% L.Inc 4
NVIT Cardinal Moderately Aggressive Fund: Class II	X	X	X 6	X 7
NVIT Cardinal Moderately Conservative Fund: Class II	X	X	X	X
NVIT Core Bond Fund: Class II	X	X
NVIT Core Plus Bond Fund: Class II	X	X
NVIT Government Bond Fund: Class I		X
NVIT Investor Destinations Funds
NVIT Investor Destinations Conservative Fund: Class II	X	X	X	X
NVIT Investor Destinations Moderately Conservative Fund: Class II	X	X	X	X
NVIT Investor Destinations Balanced Fund: Class II	X	X	X	X
NVIT Investor Destinations Moderate Fund: Class II	X	X	X 5	X
NVIT Investor Destinations Capital Appreciation Fund: Class II	X	X	X 5	X
NVIT Investor Destinations Moderately Aggressive Fund: Class II	X	X	X 6	X 7
NVIT Investor Destinations Aggressive Fund: Class II	X	X	X 6
NVIT Mid Cap Index Fund: Class II	X	X
NVIT Money Market Fund: Class I	X	X
NVIT Multi-Manager Large Cap Growth Fund: Class II	X	X
NVIT Multi-Manager Large Cap Value Fund: Class II	X	X
NVIT Multi-Manager Mid Cap Growth Fund: Class II	X	X
NVIT Multi-Manager Mid Cap Value Fund: Class II	X	X
NVIT Nationwide Fund: Class II	X	X
NVIT Short Term Bond Fund: Class II		X
NVIT U.S. Growth Leaders Fund: Class II	X	X
Van Kampen NVIT Comstock Value Fund: Class II	X	X
Neuberger Berman Advisers Management Trust
Short Duration Bond Portfolio: I Class	X	X

1 Capital Preservation Plus Option

2 Capital Preservation Plus Lifetime Income Option

3 Enhanced Capital Preservation Plus Option and Enhanced Capital Preservation Plus Lifetime Income Option

4 5% Lifetime Income Option, 7% Lifetime Income Option and 10% Lifetime Income Option
5 The five year program duration is not available with this investment option.

6 The five and seven year program durations are not available with this investment option.
7 Effective March 2, 2009, this underlying investment option will no longer be available to new investors that have selected the L.Inc option.
If you are invested in these Income Benefit Investment Options prior to March 2, 2009, you are permitted to make subsequent purchase payments as long as you remain invested in these Income Benefit Investment Options.  No transfers into these Income Benefit Investment Options will be permitted on or after March 2, 2009.  Any asset rebalancing program established prior to March 2, 2009, that includes one of these Income Benefit Investment Options will continue to rebalance; however, you will not be permitted to increase the percentage of contract value that is rebalanced into these Income Benefit Investment Options.
In addition, effective March 2, 2009, the Nationwide Allocation Architect (“NAA”) Moderately Aggressive model and the Custom Portfolio Moderately Aggressive model will no longer be available to new investors that have elected a Lifetime Income Option.  If you invested in either of these models prior to March 2, 2009, you are permitted to make subsequent purchase payments as long as you remain invested in that model.  If you transfer contract value out of either the NAA Moderately Aggressive model or the Custom Portfolio Moderately Aggressive model on or after March 2, 2009, you will not be permitted to subsequently transfer contract value back into that model.
In addition, the NAA Moderately Aggressive model, the Custom Portfolio Moderately Aggressive model, and the Income Benefit Investment Options listed above will no longer be available for any dollar cost averaging program established on or after March 2, 2009.  Any dollar cost averaging program established prior to March 2, 2009, that includes the NAA Moderately Aggressive model, the Custom Portfolio Moderately Aggressive model, or either of the Income Benefit Investment Options listed above will continue uninterrupted, however, you will not be permitted to increase the percentage of contract value that is transferred through your dollar cost averaging program into any of these investments.

46

Investment Option	Available in:
	CPP 1	CPPLI2	Enhanced CPP and CPPLI 3	5% L.Inc, 7% L.Inc, and 10% L.Inc4
Oppenheimer Variable Account Funds
Oppenheimer Main Street Fund® /VA: Service Shares	X	X
Static Asset Allocation Models
American Funds Option (33% American Funds NVIT Asset Allocation Fund, 33% American Funds NVIT Bond Fund and 34% American Funds NVIT Growth-Income Fund)	X	X	X	X
Balanced Option (50% Nationwide NVIT Investor Dest. Moderate Fund and 50% Nationwide NVIT Investor Dest. Moderately Conservative Fund)6	X	X	X	X
Capital Appreciation Option (50% Nationwide NVIT Investor Dest. Moderate Fund and 50% Nationwide NVIT Investor Dest. Moderately Aggressive Fund)6	X	X	X5	X
The following underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2009:
American Century Variable Portfolios, Inc.
American Century VP Value Fund: Class II	X	X
Oppenheimer Variable Account Funds
Oppenheimer Capital Appreciation Fund/VA: Service Shares	X	X
T. Rowe Price Equity Series, Inc.
T. Rowe Price Blue Chip Growth Portfolio: Class II	X	X
T. Rowe Price Equity Income Portfolio: Class II	X	X
Van Kampen
The Universal Institutional Funds, Inc. Core Plus Fixed Income Portfolio: Class II	X	X
The following underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008:
AIM Variable Insurance Funds
AIM V.I. Basic Value Fund: Series II Shares	X	X
AIM V.I. Capital Appreciation Fund: Series II Shares	X	X
American Century Variable Portfolios, Inc.
American Century VP Vista Fund: Class II	X	X
Federated Insurance Series
Federated Quality Bond Fund II: Service Shares	X	X
Fidelity Variable Insurance Products Fund
VIP Contrafund® Portfolio Service Class 2	X	X
Janus Aspen Series
INTECH Risk-Managed Core Portfolio: Service Shares	X	X
Neuberger Berman Advisers Management Trust
AMT Regency Portfolio: S Class	X	X
AMT Socially Responsive Portfolio: I Class	X	X
T. Rowe Price Equity Series, Inc.
T. Rowe Price Limited Term Bond Portfolio: Class II	X	X

1 Capital Preservation Plus Option

2 Capital Preservation Plus Lifetime Income Option

3 Enhanced Capital Preservation Plus Option and Enhanced Capital Preservation Plus Lifetime Income Option

4 5% Lifetime Income Option, 7% Lifetime Income Option and 10% Lifetime Income Option
5 The five year program duration is not available with this investment option.

6 Effective May 1, 2009, the Balanced Option and the Capital Appreciation Option of the Static Asset Allocation Models will no longer be available to new investors that have selected the L.Inc option.

47

The following underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2007:
American Century Variable Products, Inc.
American Century VP Ultra Fund: Class II	X	X
The following underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006:
Fidelity Variable Products Fund
VIP Value Strategies Portfolio: Service Class 2	X	X
Franklin Templeton Variable Insurance Products Trust
Franklin Rising Dividends Securities Fund: Class 2	X	X
MFS Variable Insurance Trust
MFS Investors Growth Stock Series: Service Class	X	X
The following underlying mutual funds are only available in contracts for which good order applications were received before May 1, 2005:
Putnam Variable Trust
Putnam VT Growth and Income Fund: Class IB	X	X
Putnam VT Voyager Fund: Class IB	X	X
The following underlying mutual funds are only available in contracts for which good order applications were received before May 1, 2004
AllianceBernstein Variable Products Series Fund, Inc.
AllianceBernstein Growth and Income Portfolio: Class B	X	X
American Century Variable Products, Inc.
American Century VP Income & Growth Fund: Class II	X	X
Federated Insurance Series
Federated American Leaders Fund II: Service Shares	X	X
Federated Capital Appreciation Fund II: Service Shares	X	X
Janus Aspen Series
Balanced Portfolio: Service Shares	X	X
Neuberger Berman Advisers Management Trust
AMT Mid Cap Growth Portfolio: S Class	X	X
The following underlying mutual funds are only available in contracts for which good order applications were received before May 1, 2004
AllianceBernstein Variable Products Series Fund, Inc.
AllianceBernstein Growth and Income Portfolio: Class B	X	X
American Century Variable Products, Inc.
American Century VP Income & Growth Fund: Class II	X	X
Federated Insurance Series
Federated American Leaders Fund II: Service Shares	X	X
Federated Capital Appreciation Fund II: Service Shares	X	X
Janus Aspen Series
Balanced Portfolio: Service Shares	X	X
Neuberger Berman Advisers Management Trust
AMT Mid Cap Growth Portfolio: S Class	X	X

48

Static Asset Allocation Models

A Static Asset Allocation Model is an allocation strategy comprised of two or more underlying mutual funds that together provide a unique allocation mix not available as a single underlying mutual fund.  Contract owners that elect a Static Asset Allocation Model directly own sub-account units of the underlying mutual funds that comprise the particular model.  In other words, a Static Asset Allocation Model is not a portfolio of underlying mutual funds with one accumulation/annuity unit value, but rather, direct investment in a certain allocation of sub accounts.  There is no additional charge associated with investing in a Static Asset Allocation Model.

Each of the Static Asset Allocation Models is just that: static.  The allocation or “split” between one or more sub-accounts is not monitored and adjusted to reflect changing market conditions.  However, a contract owner’s investment in a Static Asset Allocation Model is rebalanced quarterly to ensure that the assets are allocated to the percentages in the same proportion that they were allocated at the time of election.

Only one Static Asset Allocation Model may be elected at any given time.  Additionally, the entire contract value must be allocated to the elected model.

With respect to transferring into and out of a Static Asset Allocation Model, the models are treated like an underlying mutual fund and are subject to the “Transfers Prior to Annuitization” provision.  You may request to transfer from one model to another, or transfer from a model to a permitted underlying mutual fund.  Each transfer into or out of a Static Asset Allocation Model is considered one transfer event.

For additional information about the underlying mutual funds that comprise each Static Asset Allocation Model, see “Appendix A: Underlying Mutual Funds.”

Removal of Variable Account Charges

For certain optional benefits, a charge is assessed only for a specified period of time.  To remove a variable account charge at the end of the specified charge period, Nationwide systematically re-rates the contract.  This re-rating results in lower contract charges, but no change in contract value or any other contractual benefit.

Re-rating involves two steps: the adjustment of contract expenses and the adjustment of the number of units in the contract.

The first step, the adjustment of contract expenses, involves removing the charge from the unit value calculation.  For example, on a contract where the only optional benefit elected is the 3% Extra Value Option, the variable account value will be calculated using unit values with variable account charges of 1.65% for the first 8 contract years.  At the end of that period, the contract will be re-rated, and the 0.10% charge associated with the 3% Extra Value Option will be removed.  From that point on, the variable account value will be calculated using the unit values with variable account charges at 1.55%.  Thus, the 3% Extra Value Option charge is no longer included in the daily sub-account valuation for the contract.

The second step of the re-rating process, the adjustment of the number of units in the contract, is necessary in order to keep the re-rating process from altering the contract value.  Generally, for any given sub-account, the higher the variable account charges, the lower the unit value, and vice versa.  For example, sub-account X with charges of 1.65% will have a lower unit value than sub-account X with charges of 1.55% (higher expenses result in lower unit values).  When, upon re-rating, the unit values used in calculating variable account value are dropped from the higher expense level to the lower expense level, the higher unit values will cause an incidental increase in the contract value.  In order to avoid this incidental increase, Nationwide adjusts the number of units in the contract down so that the contract value after the re-rating is the same as the contract value before the re-rating.

Ownership and Interests in the Contract

Contract Owner

Prior to the annuitization date, the contract owner has all rights under the contract, unless a joint owner is named.  If a joint owner is named, each joint owner has all rights under the contract.  Purchasers who name someone other than themselves as the contract owner will have no rights under the contract.

On the annuitization date, the annuitant becomes the contract owner, unless the contract owner is a Charitable Remainder Trust.  If the contract owner is a Charitable Remainder Trust, the Charitable Remainder Trust continues to be the contract owner after annuitization.

Contract owners of Non-Qualified Contracts may name a new contract owner at any time before the annuitization date.  Any change of contract owner automatically revokes any prior contract owner designation.  Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.

Joint Owner

Joint owners each own an undivided interest in the contract.

Non-Qualified contract owners can name a joint owner at any time before annuitization.  However, joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners.

Generally, the exercise of any ownership rights under the contract must be in writing and signed by both joint owners.  However, if a written election, signed by both contract owners, authorizing Nationwide to allow the exercise of ownership rights independently by either joint owner is submitted, Nationwide will permit joint owners to act independently.  If such an authorization is submitted, Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.

If either joint owner dies before the annuitization date, the contract continues with the surviving joint owner as the remaining contract owner.

Contingent Owner

The contingent owner succeeds to the rights of a contract owner if a contract owner who is not the annuitant dies before the annuitization date, and there is no surviving joint owner.

49

If a contract owner who is the annuitant dies before the annuitization date, the contingent owner will not have any rights under the contract, unless such contingent owner is also the beneficiary.

The contract owner may name a contingent owner at any time before the annuitization date.

Annuitant

The annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends.  This person must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for an annuitant of greater age.

Only Non-Qualified Contract owners may name someone other than himself/herself as the annuitant.

The contract owner may not name a new annuitant without Nationwide’s consent.

Contingent Annuitant

If the annuitant dies before the annuitization date, the contingent annuitant becomes the annuitant.  The contingent annuitant must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for a contingent annuitant of greater age.

If a contingent annuitant is named, all provisions of the contract that are based on the annuitant’s death prior to the annuitization date will be based on the death of the last survivor of the annuitant and contingent annuitant.

Co-Annuitant

A co-annuitant, if named, must be the annuitant’s spouse.  The co-annuitant may be named at any time prior to annuitization and will receive the benefit of the Spousal Protection Feature (subject to the conditions set forth in the "Spousal Protection Feature" provision).

If either co-annuitant dies before the annuitization date, the surviving co-annuitant may continue the contract and will receive the benefit of the Spousal Protection Feature.

Joint Annuitant

The joint annuitant is designated as a second person (in addition to the annuitant) upon whose continuation of life any annuity payment involving life contingencies depend.  This person must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for a joint annuitant of greater age.

The contract owner may name a joint owner at any time before the annuitization date.

Beneficiary and Contingent Beneficiary

The beneficiary is the person who is entitled to the death benefit if the annuitant dies before the annuitization date and there is no joint owner.  The contract owner can name more than one beneficiary.  Multiple beneficiaries will share the death benefit equally, unless otherwise specified.

A contingent beneficiary will succeed to the rights of the beneficiary if no beneficiary is alive when the annuitant dies.  The contract owner can name more than one contingent beneficiary.  Multiple contingent beneficiaries will share the death benefit equally, unless otherwise specified.

Changes to the Parties to the Contract

Prior to the annuitization date (and subject to any existing assignments), the contract owner may request to change the following:

•	contract owner (Non-Qualified Contracts only);

•	joint owner (must be the contract owner’s spouse);

•	contingent owner;

•	annuitant (subject to Nationwide’s underwriting and approval);

•	contingent annuitant (subject to Nationwide’s underwriting and approval);

•	co-annuitant (must be the annuitant’s spouse);

•	joint annuitant (subject to Nationwide’s underwriting and approval);

•	beneficiary; or

•	contingent beneficiary.

The contract owner must submit the request to Nationwide in writing and Nationwide must receive the request at its home office before the annuitization date.  No change will be effective unless and until it is received and recorded at Nationwide’s home office.  Once Nationwide receives and records the change request, the change will be effective as of the date the written request was signed.  The change will not affect any action taken by Nationwide before the change was recorded.

In addition to the above requirements, any request to change the contract owner must be signed by the existing contract owner and the person designated as the new contract owner.  Nationwide may require a signature guarantee.

If the contract owner is not a natural person and there is a change of the annuitant, distributions will be made as if the contract owner died at the time of the change, regardless of whether the contract owner named a contingent annuitant.

Nationwide reserves the right to reject any change request that would alter the nature of the risk that Nationwide assumed when it originally issued the contract (see "Purpose of the Contract" earlier in this prospectus).

Operation of the Contract

Minimum Initial and Subsequent Purchase Payments

Contract Type	Minimum Initial Purchase Payment	Minimum Subsequent Payments*
Charitable Remainder Trust	$15,000	$1,000
IRA	$15,000	$1,000
Investment-Only	$15,000	$1,000
Non-Qualified	$15,000	$1,000
Roth IRA	$15,000	$1,000
SEP IRA	$15,000	$1,000
Simple IRA	$15,000	$1,000
Tax Sheltered Annuity**	$15,000	$1,000

*For subsequent purchase payments sent via electronic deposit, the minimum subsequent purchase payment is $150.

50

**  Only available for contracts issued prior to September 25, 2007 and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.

Subsequent purchase payments may not be permitted in all states.

If the contract owner elects an Extra Value Option, amounts credited to the contract in excess of total purchase payments may not be used to meet the minimum initial and subsequent purchase payment requirements.

The cumulative total of all purchase payments under contracts issued by Nationwide on the life of any one annuitant cannot exceed $1,000,000 without Nationwide’s prior consent.  Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.

Nationwide prohibits subsequent purchase payments made after death of the contract owner(s), the annuitant or co-annuitant. If upon notification of death of the contract owner(s), the annuitant or co-annuitant, it is determined that death occurred prior to a subsequent purchase payment being made, Nationwide reserves the right to return the purchase payment subject to investment performance.

Guaranteed Term Options

Guaranteed Term Options are separate investment options under the contract.  The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.

Purchase Payment Credits

Purchase Payment Credits ("PPCs") are additional credits that Nationwide will apply to a contract when cumulative purchase payments reach certain aggregate levels.  PPCs are available to all contracts except for those where the C Schedule Option has been elected.

When determining PPCs Nationwide will include the purchase payments in this contract, as well as the purchase payments of any other Nationwide annuity contract issued to an immediate family member made within the 12 months before the purchase of this contract.  Immediate family members include spouses, children, or other family members living within the contract owner’s household.  In order to be considered for PPCs, the contract owner must notify Nationwide in writing of all Nationwide annuity contracts owned by the contract owner or immediate family members.

Each time a contract owner submits a purchase payment, Nationwide will perform a calculation to determine if and how many PPCs are payable as a result of that particular deposit.

The formula used to determine the amount of the PPC is as follows:

(Cumulative Purchase Payments x PPC%)
–	PPCs Paid to Date
=	PPCs Payable

Cumulative Purchase Payments = the total of all purchase payments applied to the contract, including the current deposit, minus any surrenders.

PPC% = either 0.0%, 0.5%, or 1.0%, depending on the level of Cumulative Purchase Payments as follows:

If Cumulative Purchase Payments are . . .	Then the PPC% is . . .
$0 - $499,999	0.0% (no PPC is payable)
$500,000 - $999,999	0.5%
$1,000,000 or more	1.0%

PPCs Paid to Date = the total PPCs that Nationwide has already applied to the contract.

PPCs Payable = the PPCs that Nationwide will apply to the contract as a result of the current deposit.

For example, on March 1, Ms. Z makes an initial deposit of $200,000 to her contract.  She does not receive a PPC since her Cumulative Purchase Payments are less than $500,000.

On April 1, Ms. Z applies additional purchase payments of $350,000.  Cumulative Purchase Payments now equal $550,000.  Nationwide will apply PPCs to Ms. Z’s contract equal to $2,750, which is (0.5% x $550,000) - $0.

On May 1, Ms. Z takes a surrender of $150,000.  Cumulative Purchase Payments now equal $400,000.

On June 1, Ms. Z applies additional purchase payments of $500,000.  Cumulative Purchase Payments now equal $900,000.  Nationwide will apply PPCs to Ms. Z’s contract equal to $1,750, which is ($900,000 x 0.5%) - $2,750.  At this point in time, a total of $4,500 in PPCs have been applied to Ms. Z’s contract.

On July 1, Ms. Z applies additional purchase payments of $300,000.  Cumulative Purchase Payments now equal $1,200,000.  Nationwide will apply PPCs to Ms. Z’s contract equal to $7,500, which is ($1,200,000 x 1.0%) - $4,500.  At this point in time, a total of $12,000 in PPCs have been applied to Ms. Z’s contract.

For purposes of all benefits and taxes under these contracts, PPCs are considered earnings, not purchase payments, and they will be allocated in the same proportion that purchase payments are allocated on the date the PCCs are applied.

If the contract owner cancels the contract pursuant to the contractual free-look provision, Nationwide will recapture all PPCs applied to the contract.  In those states that require the return of purchase payments for IRAs that are surrendered pursuant to the contractual free-look, Nationwide will recapture all PPCs, but under no circumstances will the amount returned to the contract owner be less than the purchase payments made to the contract.  In those states that allow a return of contract value, the contract owner will retain any earnings attributable to the PPCs, but all losses attributable to the PPCs will be incurred by Nationwide.

All PPCs are fully vested after the end of the contractual free-look period and are not subject to recapture.

Pricing

Initial purchase payments allocated to sub-accounts will be priced at the accumulation unit value determined no later than 2 business days after receipt of an order to purchase if the application and all necessary information are complete.  If the application is not complete, Nationwide may retain a purchase payment for up to 5 business days while attempting to

51

complete it.  If the application is not completed within 5 business days, the prospective purchaser will be informed of the reason for the delay.  The purchase payment will be returned unless the prospective purchaser specifically allows Nationwide to hold the purchase payment until the application is completed.

Subsequent purchase payments allocated to sub-accounts will be priced at the available accumulation unit value next computed after the payment is received.   If a subsequent purchase payment is received at Nationwide's home office (along with all necessary information) after the close of the New York Stock Exchange, it will be priced at the Accumulation unit value determined on the following Valuation day.

Except on the days listed below and on weekends, purchase payments, transfers and surrenders are priced every day.  Purchase payments will not be priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:

•New Year’s Day	•Independence Day
•Martin Luther King, Jr. Day	•Labor Day
•Presidents’ Day	•Thanksgiving
•Good Friday	•Christmas
•Memorial Day

Nationwide also will not price purchase payments, surrenders or transfers if:

(1)	trading on the New York Stock Exchange is restricted;

(2)	an emergency exists making disposal or valuation of securities held in the variable account impracticable; or

(3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.

Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist.  If Nationwide is closed on days when the New York Stock Exchange is open, Contract value may change and contract owners will not have access to their accounts.

Allocation of Purchase Payments

Nationwide allocates purchase payments to sub-accounts, the fixed account and/or Guaranteed Term Options as instructed by the contract owner.  Shares of the underlying mutual funds allocated to the sub-accounts are purchased at Net Asset Value, then converted into accumulation units.  Nationwide reserves the right to limit or refuse purchase payments allocated to the fixed account at its sole discretion.

Contract owners can change future allocations to the sub-accounts, fixed account or Guaranteed Term Options.  However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any sub-account.  Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

Determining the Contract Value

The contract value is the sum of:

(1)	the value of amounts allocated to the sub-accounts of the variable account; and

(2)	amounts allocated to the fixed account; and

(3)	amounts allocated to a Guaranteed Term Option.

If charges are assessed against the whole contract value, Nationwide will deduct a proportionate amount from each sub-account, the fixed account and any Guaranteed Term Option based on current cash values.

Determining Variable Account Value – Valuing an Accumulation Unit

Sub-Account allocations are accounted for in accumulation units.  Accumulation unit values (for each sub-account) are determined by calculating the net investment factor for the underlying mutual funds for the current valuation period and multiplying that result with the accumulation unit values determined on the previous valuation period.

Nationwide uses the net investment factor as a way to calculate the investment performance of a sub-account from valuation period to valuation period.  For each sub-account, the net investment factor shows the investment performance of the underlying mutual fund in which a particular sub-account invests, including the charges assessed against that sub-account for a valuation period.

The net investment factor for any particular sub-account is determined by dividing (a) by (b), and then subtracting (c) from the result, where:

(a)	is the sum of:

(1)	the Net Asset Value of the underlying mutual fund as of the end of the current valuation period; and

(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current valuation period).

(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding valuation period.

(c)
is a factor representing the daily total variable account charges, which may include charges for optional benefits elected by the contract owner.  The factor is equal to an annualized rate ranging from 1.55% to 4.30% of the Daily Net Assets of the variable account, depending on which optional benefits the contract owner elects.

Based on the change in the net investment factor, the value of an accumulation unit may increase or decrease.  Changes in the net investment factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of variable account charges.

Though the number of accumulation units will not change as a result of investment experience, the value of an accumulation unit may increase or decrease from valuation period to valuation period.

52

Determining Fixed Account Value

Nationwide determines the value of the fixed account by:

(1)	adding all amounts allocated to the fixed account, minus amounts previously transferred or surrendered;

(2)	adding any interest earned on the amounts allocated to the fixed account; and

(3)	subtracting charges deducted in accordance with the contract.

Determining the Guaranteed Term Option Value

Nationwide determines the value of a Guaranteed Term Option by:

(1)	adding all amounts allocated to the Guaranteed Term Options, minus amounts previously transferred or surrendered (including any market value adjustment);

(2)	adding any interest earned on the amounts allocated to the Guaranteed Term Options; and

(3)	subtracting charges deducted in accordance with the contract.

Transfer Requests

Contract owners may submit transfer requests in writing, over the telephone, or via the internet.  Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine.  Nationwide may restrict or withdraw the telephone and/or internet transfer privilege at any time.

Generally, sub-account transfers will receive the accumulation unit value next computed after the transfer request is received.  However, if a contract that is limited to submitting transfer requests via U.S. mail submits a transfer request via the internet or telephone pursuant to Nationwide's one-day delay policy, the transfer will be executed on the next business day after the exchange request is received by Nationwide (see "Managers of Multiple Contracts").

Transfer Restrictions

Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among sub-accounts (sometimes referred to as "market-timing" or "short-term trading").  A contract owner who intends to use an active trading strategy should consult his/her registered representative and request information on other Nationwide variable annuity contracts that offer underlying mutual funds that are designed specifically to support active trading strategies.

Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among sub-accounts may negatively impact other investors in the contract.  Short-term trading can result in:

•	the dilution of the value of the investors’ interests in the underlying mutual fund;

•
underlying mutual fund managers taking actions that negatively impact performance (keeping a larger portion of the underlying mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or

•	increased administrative costs due to frequent purchases and redemptions.

To protect investors in this contract from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. Nationwide makes no assurances that all risks associated with short-term trading will be completely eliminated by these processes and/or restrictions.

Nationwide cannot guarantee that its attempts to deter active trading strategies will be successful.  If we are unable to deter active trading strategies, the performance of the sub-accounts that are actively traded may be adversely impacted.

Redemption Fees

Some underlying mutual funds assess a short-term trading fee in connection with transfers from a sub-account that occur within 60 days after the date of the allocation to the sub-account.  The fee is assessed against the amount transferred and is paid to the underlying mutual fund.  Redemption fees compensate the underlying mutual fund for any negative impact on fund performance resulting from short-term trading.  For more information on short-term trading fees, please see the "Short-Term Trading Fees" provision.

U.S. Mail Restrictions

Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices.  Transaction reports are produced and examined.  Generally, a contract may appear on these reports if the contract owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period.  A "transfer event" is any transfer, or combination of transfers, occurring on a given trading day (valuation period).  For example, if a contract owner executes multiple transfers involving 10 underlying mutual funds in one day, this counts as one transfer event.  A single transfer occurring on a given trading day and involving only 2 underlying mutual funds (or one underlying mutual fund if the transfer is made to or from the fixed account or a Guaranteed Term Option) will also count as one transfer event.

As a result of this monitoring process, Nationwide may restrict the method of communication by which transfer orders will be accepted.

53

In general, Nationwide will adhere to the following guidelines:

Trading Behavior	Nationwide's Response
6 or more transfer events in one calendar quarter
Nationwide will mail a letter to the contract owner notifying them that:
(1)they have been identified as engaging in harmful trading practices; and
(2)if their transfer events exceed 11 in 2 consecutive calendar quarters or 20 in one calendar year, the contract owner will be limited to submitting transfer requests via U.S. mail on a Nationwide issued form.

More than 11 transfer events in 2 consecutive calendar quarters OR More than 20 transfer events in one calendar year.	Nationwide will automatically limit the contract owner to submitting transfer requests via U.S. mail on a Nationwide issued form .

Each January 1st, Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1.  See, however, the "Other Restrictions" provision below.

Managers of Multiple Contracts

Some investment advisers/representatives manage the assets of multiple Nationwide contracts pursuant to trading authority granted or conveyed by multiple contract owners.  These multi-contract advisers will generally be required by Nationwide to submit all transfer requests via U.S. mail.

Nationwide may, as an administrative practice, implement a "one-day delay" program for these multi-contract advisers, which they can use in addition to or in lieu of submitting transfer requests via U.S. mail.  The one-day delay option permits multi-contract advisers to continue to submit transfer requests via the internet or telephone.  However, transfer requests submitted by multi-contract advisers via the internet or telephone will not receive the next available accumulation unit value.  Rather, they will receive the accumulation unit value that is calculated on the following business day.  Transfer requests submitted under the one-day delay program are irrevocable.  Multi-contract advisers will receive advance notice of being subject to the one-day delay program.

Other Restrictions

Contract owners that are required to submit transfer requests via U.S. mail will be required to use a Nationwide issued form for their transfer request.  Nationwide will refuse transfer requests that either do not use the Nationwide issued form for their transfer request or fail to provide accurate and complete information on their transfer request form.  In the event that a contract owner’s transfer request is refused by Nationwide, they will receive notice in writing by U.S. Mail and will be required to resubmit their transfer request on a Nationwide issued form.

Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary, in order to protect contract owners, annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some contract owners (or third parties acting on their behalf).  In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.

Any restrictions that Nationwide implements will be applied consistently and uniformly.

Underlying Mutual Fund Restrictions and Prohibitions

Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:

(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any Nationwide contract owner;

(2)	request the amounts and dates of any purchase, redemption, transfer or exchange request (“transaction information”); and

(3)
instruct Nationwide to restrict or prohibit further purchases or exchanges by contract owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than Nationwide’s policies).

Nationwide is required to provide such transaction information to the underlying mutual funds upon their request.  In addition, Nationwide is required to restrict or prohibit further purchases or exchange requests upon instruction from the underlying mutual fund.  Nationwide and any affected contract owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or exchange requests.  If an underlying mutual fund refuses to accept a purchase or exchange request submitted by Nationwide, Nationwide will keep any affected contract owner in their current underlying mutual fund allocation.

Transfers Prior to Annuitization

Transfers from the Fixed Account

A contract owner may request to transfer allocations from the fixed account to the sub-accounts or a Guaranteed Term Option only upon reaching the end of a fixed account interest rate guarantee period.  Fixed account transfers must be made within 45 days after the end of the interest rate guarantee period.  The fixed account interest rate guarantee period is the period of time that the fixed account interest rate is guaranteed to remain the same.

Normally, Nationwide will permit 100% of the maturing fixed account allocations to be transferred.  However, Nationwide may limit the amount that can be transferred from the fixed account.  Nationwide will determine the amount that may be transferred and will declare this amount at the end of the fixed account interest rate guarantee period.  The maximum

54

transferable amount will never be less than 10% of the fixed account allocation reaching the end of a fixed account interest rate guarantee period.

Contract owners who use Dollar Cost Averaging may transfer from the fixed account under the terms of that program.

Nationwide reserves the right to limit the number of transfers from the fixed account to the Guaranteed Term Options to one per calendar year.

Nationwide is required by state law to reserve the right to postpone the transfer of assets from the fixed account for a period of up to 6 months from the date of the transfer request.

If there is contract value allocated to the fixed account at the time the Capital Preservation Plus Option or the Capital Preservation Plus Lifetime Income Option is elected, the fixed account interest rate guarantee period will end and that contract value may be transferred according to the terms of the option elected.

Transfers from a Guaranteed Term Option

A contract owner may request to transfer allocations from a Guaranteed Term Option to the sub-accounts and/or the fixed account at any time.  Transfers from a Guaranteed Term Option prior to maturity are subject to a market value adjustment.

Nationwide reserves the right to limit or refuse transfers to the fixed account and to limit the number of transfers out of the Guaranteed Term Options to one per calendar year.

Nationwide is required by state law to reserve the right to postpone the transfer of assets from the Guaranteed Term Options for a period of up to 6 months from the date of the transfer request.

Transfers from the Sub-Accounts

A contract owner may request to transfer allocations from the sub-accounts to the fixed account or a Guaranteed Term Option at any time.

Nationwide reserves the right to limit or refuse transfers to the fixed account and to limit the number of transfers from the sub-accounts to the Guaranteed Term Options to one per calendar year.

Transfers Among the Sub-Accounts

A contract owner may request to transfer allocations among the Sub-accounts at any time, subject to terms and conditions imposed by this prospectus and the underlying mutual funds.

Transfers After Annuitization

After annuitization, the portion of the contract value allocated to fixed annuity payments and the portion of the contract value allocated to variable annuity payments may not be changed.

After annuitization, transfers among sub-accounts may only be made on the anniversary of the annuitization date.  Guaranteed Term Options are not available after annuitization.

Right to Examine and Cancel

If the contract owner elects to cancel the contract, he/she may return it to Nationwide’s home office within a certain period of time known as the “free look” period.  Depending on the state in which the contract was purchased (and, in some states, if the contract is purchased as a replacement for another annuity contract), the free look period may be 10 days or longer.  For ease of administration, Nationwide will honor any free look cancellation that is received at Nationwide’s home office or postmarked within 30 days after the contract issue date.  For contracts issued in the State of California, Nationwide will honor any free look cancellation that is received at Nationwide’s home office or postmarked within 35 days after the contract issue date.  The contract issue date is the next business day after the initial purchase payment is applied to the contract.

If the contract owner elects to cancel the contract pursuant to the free look provision, where required by law, Nationwide will return the greater of the contract value or the amount of purchase payment(s) applied during the free look period, less any applicable federal and state income tax withholding.  Otherwise, Nationwide will return the contract value, less any applicable federal and state income tax withholding.

Where state law requires the return of purchase payments upon cancellation of the contract during the free look period, Nationwide will allocate initial purchase payments allocated to sub-accounts to the money market sub-account during the free look period.  For contracts issued in the State of California, Nationwide will allocate initial purchase payments allocated to sub-accounts to the fixed account during the free look period. After the free look period, Nationwide will reallocate the contract value among the sub-accounts based on the instructions contained on the application.  Where state law requires the return of contract value upon cancellation of the contract during the free look period, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.  In other states, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.

Liability of the variable account under this provision is limited to the contract value in each sub-account on the date of revocation.  Any additional amounts refunded to the contract owner will be paid by Nationwide.

Please see “Extra Value Options” for a description of the recapture of the amount credited under an Extra Value Option in the event the right to free look the contract is exercised.

Surrender (Redemption) Prior to Annuitization

Prior to annuitization and before the annuitant’s death, contract owners may generally surrender some or all of their contract value.  Surrenders from the contract may be subject to federal income tax and/or a penalty tax.  See "Federal Tax Considerations" in Appendix C: Contract Types and Tax Information.  Surrender requests must be in writing and Nationwide may require additional information.  When taking

55

a full surrender, the contract must accompany the written request.  Nationwide may require a signature guarantee.

If an Extra Value Option has been elected, and the amount withdrawn is or would be subject to a CDSC under the B Schedule CDSC schedule, then for the first 8 contract years only, Nationwide will recapture a portion of the amount credited under the Extra Value Option.  No recapture will take place after the 8th contract year.

Nationwide will pay any amounts surrendered from the sub-accounts within 7 days.  However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer (see, "Pricing").

Nationwide is required by state law to reserve the right to postpone payment of assets in the fixed account and Guaranteed Term Options for a period of up to 6 months from the date of the surrender request.

Partial Surrenders (Partial Redemptions)

If a contract owner requests a partial surrender, Nationwide will surrender accumulation units from the sub-accounts and an amount from the fixed account and the Guaranteed Term Options.  The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the surrender request.

Partial surrenders are subject to the CDSC provisions of the contract.  If a CDSC is assessed, the contract owner may elect to have the CDSC deducted from either:

(a)	the amount requested; or

(b)	the contract value remaining after the contract owner has received the amount requested.

If the contract owner does not make a specific election, any applicable CDSC will be deducted from the amount requested by the contract owner.

The CDSC deducted is a percentage of the amount requested by the contract owner.  Amounts deducted for CDSC are not subject to subsequent CDSC.

Partial Surrenders to Pay Investment Advisory Fees

Some contract owners utilize an investment advisor(s) to manage their assets, for which the investment advisor assesses a fee.  Investment advisors are not endorsed or affiliated with Nationwide and Nationwide makes no representation as to their qualifications.  The fees for these investment advisory services are specified in the respective account agreements and are separate from and in addition to the contract fees and expenses described in this prospectus.  Some contract owners authorize their investment advisor to take a partial surrender(s) from the contract in order to collect investment advisory fees.  Surrenders taken from this contract to pay advisory or investment management fees are subject to the CDSC provisions of the contract and may be subject to income tax and/or tax penalties.

Full Surrenders (Full Redemptions)

Upon full surrender, the contract value may be more or less than the total of all purchase payments made to the contract.  The contract value will reflect:

•	variable account charges;

•	underlying mutual fund charges;

•	the investment performance of the underlying mutual funds;

•	any recapture of extra value credit;

•	any outstanding loan balance plus accrued interest;

•	amounts allocated to the fixed account and any interest credited;

•	amounts allocated to the Guaranteed Term Options, plus or minus any market value adjustment ; and

•	Purchase Payment Credits (if applicable).

Full surrenders are subject to the CDSC provisions of the contract, where permitted by state law.  The CDSC-free withdrawal privilege does not apply to full surrenders of the contract.  For purposes of the CDSC free withdrawal privilege, a full surrender is:

•	multiple surrenders taken within a contract year that deplete the entire contract value; or

•	any single net surrender of 90% or more of the contract value.

Surrender (Redemption) After Annuitization

After the annuitization date, surrenders other than regularly scheduled annuity payments are not permitted.

Surrenders Under Certain Plan Types

Surrenders Under a Tax Sheltered Annuity

Contract owners of a Tax Sheltered Annuity may surrender part or all of their contract value before annuitant’s death, except as provided below:

(A)
Contract value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (described in Section 403(b)(7) of the Internal Revenue Code), may be surrendered only:

(1)	when the contract owner reaches age 59½, separates from service, dies, or becomes disabled (within the meaning of Internal Revenue Code Section 72(m)(7)); or

(2)
in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may not include any income earned on salary reduction contributions.

(B)	The surrender limitations described in Section A also apply to:

(1)	salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;

56

(2)	earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and

(3)	all amounts transferred from 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).

(C)
Any distribution other than the above, including a ten day free-look cancellation of the contract (when available) may result in taxes, penalties, and/or retroactive disqualification of a Tax Sheltered Annuity.

In order to prevent disqualification of a Tax Sheltered Annuity after a ten day free-look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the contract owner.

These provisions explain Nationwide's understanding of current withdrawal restrictions.  These restrictions may change.

Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated above.

Surrenders Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan

Redemption restrictions apply to contracts issued under the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan.

The Texas Attorney General has ruled that participants in contracts issued under the Texas Optional Retirement Program may only take withdrawals if:

•	the participant dies;

•	the participant retires;

•	the participant terminates employment due to total disability; or

•	the participant that works in a Texas public institution of higher education terminates employment.

A participant under a contract issued under the Louisiana Optional Retirement Plan may only take distributions from the contract upon retirement or termination of employment.  All retirement benefits under this type of plan must be paid as lifetime income; lump sum cash payments are not permitted, except for death benefits.

Due to the restrictions described above, a participant under either of these plans will not be able to withdraw cash values from the contract unless one of the applicable conditions is met.  However, contract value may be transferred to other carriers, subject to any sales charges.

Nationwide issues this contract to participants in the Texas Optional Retirement Program in reliance upon and in compliance with Rule 6c-7 of the Investment Company Act of 1940.  Nationwide issues this contract to participants in the Louisiana Optional Retirement Plan in reliance upon and in compliance with an exemptive order that Nationwide received from the SEC on August 22, 1990.

Loan Privilege

The loan privilege is only available to contract owners of Tax Sheltered Annuities.  Contract owners of Tax Sheltered Annuities may take loans from the contract value beginning 30 days after the contract is issued up to the annuitization date.  Loans are subject to the terms of the contract, the plan, and the Internal Revenue Code.  Nationwide may modify the terms of a loan to comply with changes in applicable law.

Minimum and Maximum Loan Amounts

Contract owners may borrow a minimum of $1,000, unless Nationwide is required by law to allow a lesser minimum amount.  Each loan must individually satisfy the contract minimum amount.

Nationwide will calculate the maximum non-taxable loan amount based on information provided by the participant or the employer.  Loans may be taxable if a participant has additional loans from other plans.  The total of all outstanding loans must not exceed the following limits:

Contract Values	Maximum Outstanding Loan Balance Allowed
up to $20,000	up to 80% of contract value (not more than $10,000)
$20,000 and over	up to 50% of contract value (not more than $50,000*)
*The $50,000 limit will be reduced by the highest outstanding balance owed during the previous 12 months.

For salary reduction Tax Sheltered Annuities, loans may be secured only by the contract value.

Maximum Loan Processing Fee

Nationwide may charge a loan processing fee at the time each new loan is processed.   Currently, Nationwide does not assessa loan processing fee.   The loan processing fee, if assessed, will not exceed $25 per loan processed.  This fee compensates Nationwide for expenses related to administering and processing loans.  Loans are not available in all states.  In addition, some states may not allow Nationwide to assess a loan processing fee.

The fee is taken from the sub-accounts, fixed account, and Guaranteed Term Options in proportion to the contract value at the time the loan is processed.

How Loan Requests are Processed

All loans are made from the collateral fixed account.  Nationwide transfers accumulation units in proportion to the assets in each sub-account to the collateral fixed account until the requested amount is reached.

If there are not enough accumulation units available in the contract to reach the requested loan amount, Nationwide next transfers contract value from the fixed account.  Contract value transferred from the fixed account to meet the requested loan amount is not subject to the fixed account transfer limitations otherwise applicable under the contract.

Any remaining required collateral will be transferred from the Guaranteed Term Options.  Transfers from the Guaranteed Term Options may be subject to a market value adjustment.

57

No CDSC will be deducted on transfers related to loan processing.

Loan Interest

The outstanding loan balance in the collateral fixed account is credited with interest until the loan is repaid in full.  The credited interest rate will be 2.25% less than the loan interest rate fixed by Nationwide.  The credited interest rate is guaranteed never to fall below the minimum interest rate required by applicable state law.

Specific loan terms are disclosed at the time of loan application or issuance.

Loan Repayment

Loans must be repaid in five years.  However, if the loan is used to purchase the contract owner’s principal residence, the contract owner has 15 years to repay the loan.

Contract owners must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan.  Loan repayments must be substantially level and made at least quarterly.

Loan repayments will consist of principal and interest in amounts set forth in the loan agreement.  Repayments are allocated to the sub-accounts in accordance with the contract, unless Nationwide and the contract owner have agreed to amend the contract at a later date on a case by case basis.

Loan repayments to the Guaranteed Term Options must be at least $1,000.  If the proportional share of the repayment to the Guaranteed Term Options is less than $1,000, that portion of the repayment will be allocated to the money market sub-account unless the contract owner directs otherwise and will be subject to any variable account charges applicable under the contract.

Distributions and Annuity Payments

Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:

•	the contract owner takes a full surrender of the contract;

•	the contract owner/annuitant dies;

•	the contract owner who is not the annuitant dies prior to annuitization; or

•	the contract owner annuitizes the contract.

Transferring the Contract

Nationwide reserves the right to restrict any transfer of the contract while the loan is outstanding.

Grace Period and Loan Default

If a loan payment is not made when due, interest will continue to accrue.  A grace period may be available (please refer to the terms of the loan agreement).  If a loan payment is not made by the end of the applicable grace period, the entire loan will be treated as a deemed distribution and will be taxable to the borrower.  This deemed distribution may also be subject to an early withdrawal tax penalty by the Internal Revenue Service.

After default, interest will continue to accrue on the loan.  Defaulted amounts, plus interest, are deducted from the contract value when the participant is eligible for a distribution of at least that amount.  Additional loans are not available while a previous loan is in default.

Assignment

Contract rights are personal to the contract owner and may not be assigned without Nationwide’s written consent.  Nationwide reserves the right to refuse to recognize assignments that alter the nature of the risks that Nationwide assumed when it originally issued the contract.

A Non-Qualified Contract owner may assign some or all rights under the contract.  An assignment must occur before annuitization while the annuitant is alive.  Once proper notice of assignment is recorded by Nationwide’s home office, the assignment will become effective.

Investment-Only Contracts, IRAs, Roth IRAs, SEP IRAs, Simple IRAs, and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

Nationwide is not responsible for the validity or tax consequences of any assignment.  Nationwide is not liable for any payment or settlement made before the assignment is recorded.  Assignments will not be recorded until Nationwide receives sufficient direction from the contract owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned.  Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.

Assignment of the entire contract value may cause the portion of the contract value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

Contract Owner Services

Asset Rebalancing

Asset Rebalancing is the automatic reallocation of contract values to the sub-accounts on a predetermined percentage basis.  Asset Rebalancing is not available for assets held in the fixed account or the Guaranteed Term Options.  Requests for Asset Rebalancing must be on a Nationwide form.  Once Asset Rebalancing is elected, it will only be terminated upon specific instruction from the contract owner; manual transfers will not automatically terminate the program.

Asset Rebalancing occurs every three months or on another frequency if permitted by Nationwide.  If the last day of the three-month period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, Asset Rebalancing will occur on the next business day.  Each Asset Rebalancing reallocation is considered a transfer event.

58

Asset Rebalancing may be subject to employer limitations or restrictions for contracts issued to a Tax Sheltered Annuity plan.  Contract owners should consult a financial adviser to discuss the use of Asset Rebalancing.

Nationwide reserves the right to stop establishing new Asset Rebalancing programs.

Dollar Cost Averaging

Dollar Cost Averaging is a long-term transfer program that allows you to make regular, level investments over time.  It involves the automatic transfer of a specified amount from the fixed account and/or certain sub-accounts into other sub-accounts.  Nationwide does not guarantee that this program will result in profit or protect contract owners from loss.

Contract owners direct Nationwide to automatically transfer specified amounts from the fixed account and the

Federated Insurance Series
•	Federated Quality Bond Fund II: Service Shares
Fidelity Variable Insurance Products Fund
•	VIP Investment Grade Bond Portfolio: Service Class 2*

Nationwide Variable Insurance Trust ("NVIT")
•	NVIT Government Bond Fund: Class I
•	NVIT Investor Destinations Funds: Class II
➢	NVIT Investor Destinations Conservative Fund: Class II
•	NVIT Money Market Fund: Class I

Neuberger Berman Advisers Management Trust
•	Short Duration Bond Portfolio: I Class*

to any other underlying mutual fund(s).  Dollar Cost Averaging transfers may not be directed to the fixed account or Guaranteed Term Options.

Transfers occur monthly or on another frequency if permitted by Nationwide.  Dollar Cost Averaging transfers are not considered transfer events.  Nationwide will process transfers until either the value in the originating investment option is exhausted, or the contract owner instructs Nationwide in writing to stop the transfers.

Transfers from the fixed account must be equal to or less than 1/30th of the fixed account value at the time the program is requested.  Contract owners that wish to utilize Dollar Cost Averaging from the fixed account should first inquire whether any Enhanced Fixed Account Dollar Cost Averaging programs are available.

Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs.

Nationwide is required by state law to reserve the right to postpone transfer of assets from the fixed account for a period of up to 6 months from the date of the transfer request.

Enhanced Fixed Account Dollar Cost Averaging

Nationwide may, periodically, offer Enhanced Fixed Account Dollar Cost Averaging programs.  Only new purchase payments to the contract are eligible for Enhanced Fixed Account Dollar Cost Averaging.  Nationwide reserves the right to require a minimum balance to establish the Enhanced Dollar Cost Averaging program.  Enhanced Fixed Account Dollar Cost Averaging is not available for contracts where the contract owner elected the C Schedule Option.

Enhanced Fixed Account Dollar Cost Averaging involves the automatic transfer of a specific amount from the enhanced fixed account into other sub-accounts.  Enhanced Fixed Account Dollar Cost Averaging transfers may not be directed to the fixed account or Guaranteed Term Options.  Amounts allocated to the enhanced fixed account earn a higher rate of interest than assets allocated in the standard fixed account.  Each enhanced interest rate is guaranteed for as long as the corresponding program is in effect.

Transfers occur monthly or on another frequency if permitted by Nationwide.  Enhanced Fixed Account Dollar Cost Averaging transfers are not considered transfer events.  Nationwide will process transfers until either amounts allocated to the enhanced fixed account are exhausted or the contract owner instructs Nationwide in writing to stop the transfers.  For Enhanced Fixed Account Dollar Cost Averaging, when a contract owner instructs Nationwide to stop the transfers, Nationwide will automatically transfer any amount remaining in the enhanced fixed account to the money market sub-account.

Nationwide reserves the right to stop establishing new Enhanced Fixed Account Dollar Cost Averaging programs.

Nationwide is required by state law to reserve the right to postpone transfer of assets from the fixed account, including an enhanced fixed account, for a period of up to 6 months from the date of the transfer request.

Dollar Cost Averaging for Living Benefits

Nationwide may periodically offer Dollar Cost Averaging programs with the Enhanced Capital Preservation Plus Lifetime Income Option and the Lifetime Income Options referred to as “Dollar Cost Averaging for Living Benefits.”  Only new purchase payments to the contract are eligible for Dollar Cost Averaging for Living Benefits.  Nationwide reserves the right to require a minimum balance to establish this program.

Dollar Cost Averaging for Living Benefits involves the automatic transfer of a specific amount from the standard or enhanced fixed account into other sub-accounts.  With this service, the contract owner benefits from the ability to invest in the sub-accounts over a period of time, thereby smoothing out the effects of market volatility.  The investment options available for the Enhanced Capital Preservation Plus Lifetime Income Option and the Lifetime Income Options are the only investment options available for use in the Dollar Cost Averaging for Living Benefits.  Dollar Cost Averaging for Living Benefits transfers may not be directed to the fixed account, Guaranteed Term Options, or to any investment option that is unavailable with the respective living benefit option.  Please refer to the “Income Benefits Investment Chart” earlier in this prospectus for the investment options available for these living benefits. The dollar cost averaging rate within this program may vary depending on the benefit elected.

Dollar Cost Averaging for Living Benefits transfers are not considered transfer events.  Nationwide will process transfers until amounts allocated to the standard or enhanced fixed

59

account are exhausted.  Once the contract owner enters into the Dollar Cost Averaging for Living Benefits program, the contract owner may not terminate the program.

Nationwide reserves the right to stop establishing new Dollar Cost Averaging for Living Benefits programs.

Nationwide is required by state law to reserve the right to postpone transfer of assets from the fixed account for a period of up to 6 months from the date of the transfer request.

Fixed Account Interest Out Dollar Cost Averaging

Nationwide may, periodically, offer Fixed Account Interest Out Dollar Cost Averaging programs.  Fixed Account Interest Out Dollar Cost Averaging involves the automatic transfer of the interest earned on fixed account allocations into any other sub-accounts.  Fixed Account Interest Out Dollar Cost Averaging transfers may not be directed to the fixed account or Guaranteed Term Options.

Transfers occur monthly or on another frequency if permitted by Nationwide.  Fixed Account Interest Out Dollar Cost Averaging transfers are not considered transfer events.  Nationwide will continue to process transfers until the contract owner instructs Nationwide in writing to stop the transfers.

Nationwide reserves the right to stop establishing new Fixed Account Interest Out Dollar Cost Averaging programs.

Nationwide is required by state law to reserve the right to postpone transfer of assets from the fixed account for a period of up to 6 months from the date of the transfer request.

Systematic Withdrawals

Systematic Withdrawals allow contract owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis.  Requests for Systematic Withdrawals and requests to discontinue Systematic Withdrawals must be in writing.

The withdrawals will be taken from the sub-accounts and the fixed account proportionately unless Nationwide is instructed otherwise.  Systematic Withdrawals are not available from the Guaranteed Term Options.

Nationwide will withhold federal income taxes from Systematic Withdrawals unless otherwise instructed by the contract owner.  The Internal Revenue Service may impose a 10% penalty tax if the contract owner is under age 59½ unless the contract owner has made an irrevocable election of distributions of substantially equal payments.

A CDSC may apply to amounts taken through systematic withdrawals.

If the contract owner takes Systematic Withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the greatest of:

(1)	15% of the net difference of purchase payments that are subject to CDSC minus purchase payments surrendered that were subject to CDSC;

(2)	an amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code; or

(3)	a percentage of the contract value based on the contract owner’s age, as shown in the following table:

Contract Owner’s Age	Percentage of Contract Value
Under age 59½	5%
Age 59½ through age 61	7%
Age 62 through age 64	8%
Age 65 through age 74	10%
Age 75 and over	13%

The contract owner’s age is determined as of the date the request for Systematic Withdrawals is recorded by Nationwide’s home office.  For joint owners, the older joint owner’s age will be used.

If total amounts withdrawn in any contract year exceed the CDSC-free amount described above, those amounts will only be eligible for the CDSC-free withdrawal privilege described in the applicable CDSC provision.  The total amount of CDSC for that contract year will be determined in accordance with that provision.

The CDSC-free withdrawal privilege for Systematic Withdrawals is non-cumulative.  Free amounts not taken during any contract year cannot be taken as free amounts in a subsequent contract year.

Nationwide reserves the right to stop establishing new Systematic Withdrawal programs.  Systematic Withdrawals are not available before the end of the ten-day free-look period.

Custom Portfolio Asset Rebalancing Service

For contract owners that have elected the CPP (excluding the Enhanced CPP Option), CPPLI or a Lifetime Income Option, Nationwide makes available the Custom Portfolio Asset Rebalancing Service (“Custom Portfolio”) at no extra charge.  Custom Portfolio is an asset allocation program that contract owners can use to build their own customized portfolio of investments, subject to certain limitations.  Asset allocation is the process of investing in different asset classes (such as equity funds, fixed income funds, and money market funds) and may reduce the risk and volatility of investing.  There are no guarantees that Custom Portfolio will result a profit or protect against loss in a declining market.

Custom Portfolio offers seven asset allocation models.  Each model is comprised of different percentages of standardized asset categories designed to meet different investment goals, risk tolerances, and investment time horizons.  The contract owner selects their model, then selects the specific underlying mutual funds (also classified according to standardized asset categories) and investment percentages within the model’s parameters, enabling the contract owner to create their own unique “Custom Portfolio.”  Only one “Custom Portfolio” may be created and in effect at a time and the entire variable account contract value must participate in the model.

Note: Contract owners should consult with a qualified investment advisor regarding the use of Custom Portfolio and to determine which model is appropriate for them.

Once the contract owner creates their “Custom Portfolio,” that contract owner’s model is static.  This means that that the percentage allocated to each underlying mutual fund will not change over time, except for quarterly rebalancing, as

60

described below.  Note: allocation percentages within a particular model may subsequently change, but any such changes will not apply to existing model participants; the changes will only apply to participants that elect the model after the change implementation date.

To participate in Custom Portfolio, eligible contract owners must submit the proper administrative form to Nationwide’s home office.  While Custom Portfolio is elected, contract owners cannot participate in Asset Rebalancing.

Asset Allocation Models available with Custom Portfolio

The following models are available with Custom Portfolio:

Conservative:	Designed for contract owners that are willing to accept very little risk but still want to see a small amount of growth.
Moderately Conservative:	Designed for contract owners that are willing to accept some market volatility in exchange for greater potential income and growth.
Balanced:	Designed for contract owners that are willing to accept some market volatility in exchange for potential long-term returns.
Moderate:	Designed for contract owners that are willing to accept some short-term price fluctuations in exchange for potential long-term returns.
Capital Appreciation:	Designed for contract owners that are willing to accept more short-term price fluctuations in exchange for potential long-term returns.
Moderately Aggressive1:	Designed for contract owners willing to accept sharp, short-term price fluctuations in exchange for potential long-term returns.
Aggressive:
Designed for contract owners that are willing to accept sharper, short-term price fluctuations in exchange for potential higher long-term returns.  This model is only available for contracts that elected CPP (excluding the Enhanced CPP Option) CPPLI Options.

The specific underlying mutual funds available to comprise the equity and fixed income components of the models are contained in the election form, which is provided to contract owners at the time Custom Portfolio is elected.  At that time, contract owners elect their model and the specific underlying mutual funds and percentages that will comprise their “Custom Portfolio.”

Quarterly Rebalancing

At the end of each calendar quarter, Nationwide will reallocate the variable account contract value so that the percentages allocated to each underlying mutual fund match the most recently provided percentages provided by the contract owner.  If the end of a calendar quarter is a Saturday, Sunday, recognized holiday, or any other day that the New York Stock Exchange is closed, the quarterly rebalancing will occur on the next business day.  Rebalancing will be priced using the unit value determined on the last valuation date of the calendar quarter.  Each quarterly rebalancing is considered a transfer event.

However, quarterly rebalancing transfers within your Custom Portfolio are not subject to Short-Term Trading Fees.

Changing Models or Underlying Mutual Fund Allocations

Contract owners who have elected a Lifetime Income Option may change the underlying mutual fund allocations or percentages within their elected model or may change models and create a new “Custom Portfolio” within that new model.  Contract owners who have elected the CPP Lifetime Income Option and the CPP Option (excluding the Enhanced CPP Option) are not permitted to change models but can change the underlying mutual fund allocations or percentages within their elected model.  To implement one of these changes, contract owners must submit new allocation instructions to Nationwide’s home office in writing on Nationwide’s administrative form.  Any model and percentage changes will be subject to Short-Term Trading Fees and will count as a transfer event, as described in the “Transfer Restrictions” provision.

Nationwide reserves the right to limit the number of model changes a contract owner can make each year.

Terminating Participation in Custom Portfolio

Contract owners can terminate participation in Custom Portfolio by submitting a written request to Nationwide’s home office.  In order for the termination to be effective, the termination request must contain valid reallocation instructions that are in accordance with the terms and conditions of the CPP Lifetime Income Option or Lifetime Income Option, as applicable.  Termination is effective on the date the termination request is received at Nationwide’s home office in good order.

Death Benefits

Death of Contract Owner

If a contract owner (including a joint owner) who is not the annuitant dies before the annuitization date, no death benefit is payable and the surviving joint owner becomes the contract owner.

If no joint owner is named, the contingent owner becomes the contract owner.

1 On or after March 2, 2009, this model will no longer be available to new investors that have elected a Lifetime Income Option.  If you invested in this model as part of the L.Inc option, prior to March 2, 2009, you are permitted to make subsequent purchase payments as long as you remain invested in that model as part of the L.Inc option.  If you transfer out of this model on or after March 2, 2009, you will not be permitted to subsequently transfer contract value back into that model.

In addition, the Moderately Aggressive model will also no longer be available for any dollar cost averaging program established on or after March 2, 2009.  Any dollar cost averaging program established prior to March 2, 2009 that includes the Moderately Aggressive model will continue uninterrupted, however, you will not be permitted to increase the percentage of contract value that is transferred through your dollar cost averaging program into this investment.

61

If no contingent owner is named, the beneficiary becomes the contract owner.

If no beneficiary survives the contract owner, the last surviving contract owner’s estate becomes the contract owner.

Distributions will be made pursuant to the "Required Distributions for Non-Qualified Contracts" in Appendix C: Contract Types and Tax Information.

Death of Annuitant

If the annuitant who is not a contract owner dies before the annuitization date, the contingent annuitant becomes the annuitant and no death benefit is payable.  If no contingent annuitant is named, a death benefit is payable to the beneficiary.  Multiple beneficiaries will share the death benefit equally unless otherwise specified.

If no beneficiaries survive the annuitant, the contingent beneficiary receives the death benefit.  Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified.

If no beneficiaries or contingent beneficiaries survive the annuitant, the contract owner or the last surviving contract owner’s estate will receive the death benefit.

If the contract owner is a Charitable Remainder Trust and the annuitant dies before the annuitization date, the death benefit will accrue to the Charitable Remainder Trust.  Any designation in conflict with the Charitable Remainder Trust’s right to the death benefit will be void.

If the annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

Death of Contract Owner/Annuitant

If a contract owner (including a joint owner) who is also the annuitant dies before the annuitization date, a death benefit is payable to the surviving joint owner.

If there is no surviving joint owner, the death benefit is payable to the beneficiary.  Multiple beneficiaries will share the death benefit equally unless otherwise specified.

If no beneficiaries survive the contract owner/annuitant, the contingent beneficiary receives the death benefit.  Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified.

If no contingent beneficiaries survive the contract owner/annuitant, the last surviving contract owner’s estate will receive the death benefit.

If the contract owner/annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

Death Benefit Payment

The recipient of the death benefit may elect to receive the death benefit:

(1)	in a lump sum;

(2)	as an annuity (please see the “Annuity Payment Options” section for additional information); or

(3)	in any other manner permitted by law and approved by Nationwide.

Nationwide will pay (or will begin to pay) the death benefit upon receiving proof of death and the instructions as to the payment of the death benefit.  If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum.  Contract value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid.

If the contract has multiple beneficiaries entitled to receive a portion of the death benefit, the contract value will continue to be allocated according to the most recent allocation instructions until the first beneficiary provides Nationwide with instructions for payment of death benefit proceeds.  After the first beneficiary provides these instructions, the contract value for all beneficiaries will be allocated to the available money market sub-account until instructions are received from the beneficiary(ies) to allocate their contract value in another manner.

Death Benefit Calculations

An applicant may elect either the standard death benefit or an available death benefit option that is offered under the contract for an additional charge.  If no election is made at the time of application, the death benefit will be the standard death benefit.

The value of each component of the applicable death benefit calculation will be determined as of the date of the annuitant’s death, except for the contract value component, which will be determined as of the date described in the applicable death benefit calculation.

Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.  See the “Operation of the Contract” section for additional information.

Nationwide reserves the right to refuse purchase payments in excess of $1,000,000 (see “Synopsis of the Contracts”). If you do not submit purchase payments in excess of $1,000,000, or if Nationwide has refused to accept purchase payments in excess of $1,000,000, the references in this provision to purchase payments in excess of $1,000,000 will not apply to your contract.

Standard Death Benefit

If the annuitant dies prior to the annuitization date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the standard death benefit will be the greatest of:

(1)	(a)
if the contract was issued prior to February 1, 2005:  the greater of the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit or the contract value as of the date of the annuitant's death;

(b)	if the contract was issued on or after February 1, 2005: the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit;

62

(2)	the total of all purchase payments, less an adjustment for amounts surrendered; or

(3)
the highest contract value on any contract anniversary before the annuitant’s 86th birthday, less an adjustment for amounts surrendered, plus purchase payments received after that contract anniversary.

The contract value in items (1) and (3) above may include a market value adjustment for any amounts allocated to a Guaranteed Term Option.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

If Nationwide does not receive all information necessary to pay the death benefit within one year of the annuitant’s death, the death benefit will be the greater of (1) or (2) above.

If the annuitant dies prior to the annuitization date and the total of all purchase payments made to the contract is greater than $3,000,000, the standard death benefit will be determined using the following formula:

(A x F) + B(1 - F), where

A = the greatest of:

(1)	(a)
if the contract was issued prior to February 1, 2005:  the greater of the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit or the contract value as of the date of the annuitant's death;

(b)	if the contract was issued on or after February 1, 2005: the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit;

(2)	the total of all purchase payments, less an adjustment for amounts surrendered; or

(3)
the highest contract value on any contract anniversary before the annuitant’s 86th birthday, less an adjustment for amounts surrendered, plus purchase payments received after that contract anniversary.

The contract value in items (1) and (3) above may include a market value adjustment for any amounts allocated to a Guaranteed Term Option.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

If Nationwide does not receive all information necessary to pay the death benefit within one year of the annuitant’s death, the calculation for A above will be the greater of (1) or (2) above.

B = (1)
if the contract was issued prior to February 1, 2005:  the greater of the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit or the contract value as of the date of the annuitant's death;

(2)	if the contract was issued on or after February 1, 2005: the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit; and

F = the ratio of $3,000,000 to the total of all purchase payments made to the contract.

The practical effect of this formula is that the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000.  In no event will the beneficiary receive less than the contract value.

The standard death benefit also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.  Please see "Spousal Protection Feature" later in this prospectus.

One-Month Enhanced Death Benefit Option

For an additional charge at an annualized rate of 0.20% of the Daily Net Assets of the variable account, an applicant can elect the One-Month Enhanced Death Benefit Option at the time of application.  This death benefit option is only available beginning May 1, 2004 (or a later date if state law requires) for contracts with annuitants age 75 or younger at the time of application.

If the annuitant dies prior to the annuitization date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:

(1)	(a)
if the contract was issued prior to February 1, 2005:  the greater of the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit or the contract value as of the date of the annuitant's death;

(b)	if the contract was issued on or after February 1, 2005: the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit;

(2)	the total of all purchase payments, less an adjustment for amounts surrendered; or

(3)
the highest contract value on any monthly contract anniversary prior to the annuitant's 81st birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that monthly contract anniversary.

The contract value in items (1) and (3) above may include a market value adjustment for any amounts allocated to a Guaranteed Term Option.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

If Nationwide does not receive all information necessary to pay the death benefit within one year of the annuitant's death, the death benefit will be the greater of (1) or (2) above.

If the annuitant dies prior to the annuitization date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:

63

(A x F) + B(1 - F), where

A = the greatest of:

(1)	(a)
if the contract was issued prior to February 1, 2005:  the greater of the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit or the contract value as of the date of the annuitant's death;

(b)	if the contract was issued on or after February 1, 2005: the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit;

(2)	the total of all purchase payments, less an adjustment for amounts surrendered; or

(3)
the highest contract value on any monthly contract anniversary prior to the annuitant's 81st birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that monthly contract anniversary.

The contract value in items (1) and (3) above may include a market value adjustment for any amounts allocated to a Guaranteed Term Option.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

If Nationwide does not receive all information necessary to pay the death benefit within one year of the annuitant's death, the calculation for A above will be the greater of (1) or (2) above.

B = (1)
if the contract was issued prior to February 1, 2005:  the greater of the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit or the contract value as of the date of the annuitant's death;

(2)	if the contract was issued on or after February 1, 2005: the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit; and

F = the ratio of $3,000,000 to the total of all purchase payments made to the contract.

The practical effect of this formula is that the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000.  In no event will the beneficiary receive less than the contract value.

The One-Month Enhanced Death Benefit Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.

Combination Enhanced Death Benefit Option

For an additional charge at an annualized rate of 0.30% of the Daily Net Assets of the variable account, an applicant can elect the Combination Enhanced Death Benefit Option at the time of application.  The Combination Enhanced Death Benefit Option is only available until state approval is received for the One-Month Enhanced Death Benefit Option and is only available for contracts with annuitants age 80 or younger at the time of application.

If the annuitant dies prior to the annuitization date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:

(1)	(a)
if the contract was issued prior to February 1, 2005:  the greater of the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit or the contract value as of the date of the annuitant's death;

(b)	if the contract was issued on or after February 1, 2005: the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit;

(2)	the total of all purchase payments, less an adjustment for amounts surrendered;

(3)
the highest contract value on any contract anniversary before the annuitant’s 81st birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary; or

(4)	the 5% interest anniversary value.

The contract value in items (1) and (3) above may include a market value adjustment for any amounts allocated to a Guaranteed Term Option.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

If Nationwide does not receive all information necessary to pay the death benefit within one year of the annuitant’s death, the death benefit will be the greater of (1) or (2) above.

The 5% interest anniversary value is equal to purchase payments, accumulated at 5% annual compound interest until the last contract anniversary prior to the annuitant’s 81st birthday, proportionately adjusted for amounts surrendered.  The adjustment for amounts surrendered will reduce the accumulated value as of the most recent contract anniversary prior to each partial surrender in the same proportion that the contract value was reduced on the date of the partial surrender.  Such total accumulated amount, after the surrender adjustment, shall not exceed 200% of purchase payments adjusted for amounts surrendered.

If, after the first contract anniversary, the fixed account allocation becomes greater than 30% of the contract value due to the application of additional purchase payments, additional surrenders, or transfers among investment options, then for purposes of calculating the 5% interest anniversary value, 0% will accrue for that year.  The 30% threshold will come into effect only as a result of an action or actions by the contract owner (e.g., additional purchase payment, surrender or transfers).  If the 30% threshold is reached because of a combination of market performance and contract owner actions, and would not have been reached but for the market performance, interest will continue to accrue at 5%.  If the fixed account allocation becomes greater than 30% as a result of

64

market performance, interest will continue to accrue at 5% for the interest anniversary value.

If the annuitant dies prior to the annuitization date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where

A = the greatest of:

(1)	(a)
if the contract was issued prior to February 1, 2005:  the greater of the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit or the contract value as of the date of the annuitant's death;

(b)	if the contract was issued on or after February 1, 2005: the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit;

(2)	the total of all purchase payments, less an adjustment for amounts surrendered;

(3)
the highest contract value on any contract anniversary before the annuitant’s 81st birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary; or

(4)	The 5% interest anniversary value.

The contract value in items (1) and (3) above may include a market value adjustment for any amounts allocated to a Guaranteed Term Option.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

If Nationwide does not receive all information necessary to pay the death benefit within one year of the annuitant’s death, the calculation for A above will be the greater of (1) or (2) above.

B = (1)
if the contract was issued prior to February 1, 2005:  the greater of the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit or the contract value as of the date of the annuitant's death;

(2)	if the contract was issued on or after February 1, 2005: the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit; and

F = the ratio of $3,000,000 to the total of all purchase payments made to the contract.

The practical effect of this formula is that the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000.  In no event will the beneficiary receive less than the contract value.

The Combination Enhanced Death Benefit Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.

Combination Enhanced Death Benefit Option II

For an additional charge at an annualized rate of 0.45% of the Daily Net Assets of the variable account, an applicant can elect the Combination Enhanced Death Benefit Option II at the time of application.  The Combination Enhanced Death Benefit Option II is only available beginning May 1, 2007 (or a later date if state law requires) for contracts with annuitants age 75 or younger at the time of application.

If the annuitant dies prior to the annuitization date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:

1.	the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit;

2.	the total of all purchase payments, less an adjustment for amounts surrendered;

3.
the highest contract value on any contract anniversary before the annuitant’s 81st birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary; or

4.	the 5% interest anniversary value.

The contract value in items (1) and (3) above may include a market value adjustment for any amounts allocated to a Guaranteed Term Option.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

If Nationwide does not receive all information necessary to pay the death benefit within one year of the annuitant’s death, the death benefit will be the greater of (1) or (2) above.

The 5% interest anniversary value is equal to purchase payments, accumulated at 5% annual compound interest until the last contract anniversary prior to the annuitant’s 81st birthday, proportionately adjusted for amounts surrendered.  The adjustment for amounts surrendered will reduce the accumulated value as of the most recent contract anniversary prior to each partial surrender in the same proportion that the contract value was reduced on the date of the partial surrender.  Such total accumulated amount, after the surrender adjustment, shall not exceed 200% of purchase payments adjusted for amounts surrendered.

For example, assume Joe purchases a contract in 2007 for $100,000.

On his anniversary in 2021:

Purchase Payment	$100,000
Contract Value	$120,000
Highest anniversary contract value	$125,000
5% interest anniversary value	$197,933

If Joe dies in 2021 after his anniversary, his death benefit would be $197,933.

65

However if he dies after his anniversary in the next year, his death benefit would be $200,000 instead of $207,830 (105% X $197,933) since the 5% interest anniversary value is limited to 200% of his initial purchase payment of $100,000.

The impact of a withdrawal during his life will be calculated as follows:

On his anniversary in 2016

Purchase Payment	$100,000
Contract Value	$120,000
Highest anniversary contract value	$120,000
5% interest anniversary value	$155,133

Contract withdrawal after anniversary in 2016 $60,000

After his withdrawal, the highest contract anniversary value is $60,000 ($60,000/$120,000 X $60,000) and the 5% interest anniversary value is $77,566 ($60,000/$120,000 X $155,133).  After the date of the withdrawal, the 5% interest anniversary value is limited to $80,000 (200% ($100,000-$60,000)).

If, after the first contract anniversary, the fixed account allocation becomes greater than 30% of the contract value due to the application of additional purchase payments, additional surrenders, or transfers among investment options, then for purposes of calculating the 5% interest anniversary value, 0% will accrue for that year.  The 30% threshold will come into effect only as a result of an action or actions by the contract owner (e.g., additional purchase payment, surrender or transfers).  If the 30% threshold is reached because of a combination of market performance and contract owner actions, and would not have been reached but for the market performance, interest will continue to accrue at 5%.

If the annuitant dies prior to the annuitization date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:

(A x F) + B(1 - F), where

A = the greatest of:

1)	the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit;

2)	the total of all purchase payments, less an adjustment for amounts surrendered;

3)
the highest contract value on any contract anniversary before the annuitant’s 81st birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary; or

4)	The 5% interest anniversary value.

The contract value in items (1) and (3) above may include a market value adjustment for any amounts allocated to a Guaranteed Term Option.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

If Nationwide does not receive all information necessary to pay the death benefit within one year of the annuitant’s death, the calculation for A above will be the greater of (1) or (2) above.

B = the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit; and

F = the ratio of $3,000,000 to the total of all purchase payments made to the contract.

The practical effect of this formula is that the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000.  In no event will the beneficiary receive less than the contract value.

The Combination Enhanced Death Benefit Option II also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.

Spousal Protection Feature

The standard death benefit and the death benefit options include a Spousal Protection Feature at no additional charge.  The Spousal Protection Feature is not available for contracts issued as Charitable Remainder Trusts.  The Spousal Protection Feature allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse, provided the conditions described below are satisfied:

(1)
One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the contract owner.  For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the contract owner;

(2)	The spouses must be co-annuitants;

(3)	Both spouses must be age 85 or younger at the time the contract is issued;

(4)	Both spouses must be named as beneficiaries;

(5)	No person other than the spouse may be named as contract owner, annuitant or primary beneficiary;

(6)
If both spouses are alive upon annuitization, the contract owner must specify which spouse is the annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the contract owner); and

(7)
If the contract owner requests to add a co-annuitant after contract issuance, the date of marriage must be after the contract issue date and Nationwide will require the contract owner to provide a copy of the marriage certificate.

If a co-annuitant dies before the annuitization date, the surviving spouse may continue the contract as its sole contract owner.  Additionally, if the death benefit value is higher than the contract value at the time of the first co-annuitant’s death, Nationwide will adjust the contract value to equal the death benefit value.  The surviving co-

66

annuitant may then name a new beneficiary but may not name another co-annuitant.

Additional purchase payments made to the contract after receiving the benefit of the Spousal Protection Feature are subject to the CDSC provisions of the contract.

Annuity Commencement Date

The annuity commencement date is the date on which annuity payments are scheduled to begin.  Generally, the contract owner designates the annuity commencement date at the time of application.  If no annuity commencement date is designated at the time of application, Nationwide will establish the annuity commencement date as the date the annuitant reaches age 90 for Non-Qualified Contracts and the date the contract owner reaches age 70½ for all other contract types.

The contract owner may change the annuity commencement date before annuitization.  This change must be in writing and approved by Nationwide.  The annuity commencement date may not be later than the first day of the first calendar month after the annuitant’s 90th birthday (or the 90th birthday of the oldest annuitant if there are joint annuitants) unless approved by Nationwide.

Annuity Commencement Date and Lifetime Income Options

If the contract owner elected a Lifetime Income Option, Nationwide will, approximately three months before the annuity commencement date, notify the contract owner of the impending annuity commencement date and give the contract owner the opportunity to defer the annuity commencement date in order to preserve the benefit associated with the Lifetime Income Option.  Deferring the annuity commencement date may have negative tax consequences.  See “Required Distributions for IRAs, SEP IRAs, Simple IRAs and Roth IRAs” in Appendix C, the “10% Lifetime Income Option,” the “7% Lifetime Income Option,” and the “5% Lifetime Income Option” provisions in this prospectus.  Consult a qualified tax adviser.

Annuitizing the Contract

Annuitization Date

The annuitization date is the date on which annuity payments begin.   Annuity payments will not begin until the contract owner affirmatively elects to begin annuity payments.  If the contract owner has elected a Lifetime Income Option, an election to begin annuity payments will terminate all benefits, conditions, guarantees, and charges associated with the Lifetime Income Option.   The annuitization date will be the first day of a calendar month unless otherwise agreed.  The annuitization date must be at least 2 years after the contract is issued, but may not be later than either:

•	the age (or date) specified in your contract; or

•	the age (or date) specified by state law, where applicable.

If the contract is issued to fund a Tax Sheltered Annuity, annuitization may occur during the first 2 years subject to Nationwide’s approval.

On the annuitization date, the annuitant becomes the contract owner unless the contract owner is a Charitable Remainder Trust.

The Internal Revenue Code may require that distributions be made prior to the annuitization dates specified above see "Required Distributions" in Appendix C: Contract Types and Tax Information.

Annuitization

Annuitization is the period during which annuity payments are received.  It is irrevocable once payments have begun.  Upon arrival of the annuitization date, the annuitant must choose:

(1)	an annuity payment option; and

(2)	either a fixed payment annuity, variable payment annuity, or an available combination.

Any allocations in the fixed account that are to be annuitized as a variable payment annuity must be moved to the variable account prior to the annuitization date.  There are no restrictions on fixed account transfers made in anticipation of annuitization.

Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization.  Under a variable payment annuity, the amount of each payment will vary with the performance of the underlying mutual funds chosen by the contract owner.

Nationwide Allocation Architect program models are not available investment options during annuitization.

Fixed Annuity Payments

Fixed annuity payments provide for level annuity payments.  Premium taxes are deducted prior to determining fixed annuity payments.  The fixed annuity payments will remain level unless the annuity payment option provides otherwise.

Variable Annuity Payments

Variable annuity payments will vary depending on the performance of the underlying mutual funds selected.  The underlying mutual funds available during annuitization are those underlying mutual funds shown in the Appendix A.  The Nationwide Allocation Architect and the Static Asset Allocation Models are not available after annuitization.

First Variable Annuity Payment

The following factors determine the amount of the first variable annuity payment:

•	the portion of purchase payments allocated to provide variable annuity payments;

•	the variable account value on the annuitization date;

•	the adjusted age and sex of the annuitant (and joint annuitant, if any) in accordance with the contract;

•	the annuity payment option elected;

•	the frequency of annuity payments;

•	the annuitization date;

•	the assumed investment return (the net investment return required to maintain level variable annuity payments);

67

•	the deduction of applicable premium taxes; and

•	the date the contract was issued.

Subsequent Variable Annuity Payments

Variable annuity payments after the first will vary with the performance of the underlying mutual funds chosen by the contract owner after the investment performance is adjusted by the assumed investment return factor.

The dollar amount of each subsequent variable annuity payment is determined by taking the portion of the first annuity payment funded by a particular sub-account divided by the annuity unit value for that sub-account as of the annuitization date.  This establishes the number of annuity units provided by each sub-account for each variable annuity payment after the first.

The number of annuity units comprising each variable annuity payment, on a Sub-account basis, will remain constant, unless the contract owner transfers value from one underlying mutual fund to another.   After annuitization, transfers among sub-accounts may only be made on the anniversary of the annuitization date.

The number of annuity units for each sub-account is multiplied by the annuity unit value for that sub-account for the valuation period for which the payment is due.  The sum of these results for all the sub-accounts in which the contract owner invests establishes the dollar amount of the variable annuity payment.

Subsequent variable annuity payments may be more or less than the previous variable annuity payment, depending on whether the net investment performance of the elected underlying mutual funds is greater or lesser than the assumed investment return.

Assumed Investment Return

An assumed investment return is the net investment return required to maintain level variable annuity payments. Nationwide uses a 3.5% assumed investment return factor.  Therefore, if the net investment performance of each sub-account in which the contract owner invests exactly equals 3.5% for every payment period, then each payment will be the same amount.  To the extent that investment performance is not equal to 3.5% for given payment periods, the amount of the payments in those periods will not be the same.  Payments will increase from one payment date to the next if the annualized net rate of return is greater than 3.5% during that time.  Conversely, payments will decrease from one payment to the next if the annualized net rate of return is less than 3.5% during that time.

Nationwide uses the assumed investment rate of return to determine the amount of the first variable annuity payment.

Value of an Annuity Unit

Annuity unit values for sub-accounts are determined by:

(1)
multiplying the annuity unit value for each sub-account for the immediately preceding valuation period by the net investment factor for the sub-account for the subsequent valuation period (see "Determining the Contract Value – Determining Variable Account Value – Valuing an Accumulation Unit"); and then

(2)	multiplying the result from (1) by a factor to neutralize the assumed investment return factor.

Frequency and Amount of Annuity Payments

Annuity payments are based on the annuity payment option elected.

If the net amount to be annuitized is less than $2,000, Nationwide reserves the right to pay this amount in a lump sum instead of periodic annuity payments.

Nationwide reserves the right to change the frequency of payments if the amount of any payment becomes less than $25.  The payment frequency will be changed to an interval that will result in payments of at least $25.

Annuity payments will generally be received within 7 to 10 days after each annuity payment date.

Annuity Payment Options

The annuitant must elect an annuity payment option before the annuitization date.  If the annuitant does not elect an annuity payment option, a variable payment life annuity with a guarantee period of 240 months will be assumed as the automatic form of payment upon annuitization.  If the annuitant does not elect an annuity payment option, a variable payment life annuity with a guarantee period of 240 months will be assumed as the automatic form of payment upon annuitization.  Once elected or assumed, the annuity payment option may not be changed.

Not all of the annuity payment options may be available in all states.  Additionally, the annuity payment options available may be limited based on the annuitant’s age (and the joint annuitant’s age, if applicable) or requirements under the Internal Revenue Code.

Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.  See the “Operation of the Contract” section for additional information.

Nationwide reserves the right to refuse purchase payments in excess of $1,000,000 (see “Synopsis of the Contracts”).   If you do not submit purchase payments in excess of $1,000,000, or if Nationwide has refused to accept purchase payments in excess of $1,000,000, the references in this provision to purchase payments in excess of $1,000,000 will not apply to your contract.  If you are permitted to submit purchase payments in excess of $1,000,000, additional restrictions apply, as follows.

Annuity Payment Options for Contracts with Total Purchase Payments Less Than or Equal to $2,000,000

If, at the annuitization date, the total of all purchase payments made to the contract is less than or equal to $2,000,000, the annuity payment options available are:

•	Single Life;

•	Standard Joint and Survivor; and

•	Single Life with a 10 or 20 Year Term Certain.

68

Each of the annuity payment options is discussed more thoroughly below.

Single Life

The Single Life annuity payment option provides for annuity payments to be paid during the lifetime of the annuitant.

Payments will cease with the last payment before the annuitant’s death.  For example, if the annuitant dies before the second annuity payment date, the annuitant will receive only one payment.  The annuitant will only receive two annuity payments if he or she dies before the third payment date, and so on.  No death benefit will be paid.

No withdrawals other than the scheduled annuity payments are permitted.

Standard Joint and Survivor

The Standard Joint and Survivor annuity payment option provides for annuity payments to continue during the joint lifetimes of the annuitant and joint annuitant.  After the death of either the annuitant or joint annuitant, payments will continue for the life of the survivor.

Payments will cease with the last payment due prior to the death of the last survivor of the annuitant and joint annuitant.  As is the case of the Single Life annuity payment option, there is no guaranteed number of payments. Therefore, it is possible that if both annuitants die before the second annuity payment date, the annuitants will receive only one annuity payment. No death benefit payment will be paid.  As is the case of the Single Life annuity payment option, there is no guaranteed number of payments.  Therefore, it is possible that if the annuitant dies before the second annuity payment date, the annuitant will receive only one annuity payment.  No death benefit will be paid.

No withdrawals other than the scheduled annuity payments are permitted.

Single Life with a 10 or 20 Year Term Certain

The Single Life with a 10 or 20 Year Term Certain annuity payment option provides that monthly annuity payments will be paid during the annuitant’s lifetime or for the term selected, whichever is longer.  The term may be either 10 or 20 years.

If the annuitant dies before the end of the 10 or 20 year term, payments will be paid to the beneficiary for the remainder of the term.

No withdrawals other than the scheduled annuity payments are permitted.

Any Other Option

Annuity payment options not set forth in this provision may be available.  Any annuity payment option not set forth in this provision must be approved by Nationwide.

Annuity Payment Options for Contracts with Total Purchase Payments Greater Than $2,000,000

If, at the annuitization date, the total of all purchase payments made to the contract is greater than $2,000,000, Nationwide may limit the annuity payment option to the longer of:

(1)	a Fixed Life Annuity with a 20 Year Term Certain; or

(2)	a Fixed Life Annuity with a Term Certain to Age 95.

Annuitization of Amounts Greater than $5,000,000

Additionally, we may limit the amount that may be annuitized on a single life to $5,000,000.  If the total amount to be annuitized is greater than $5,000,000, the contract owner must:

(1)	reduce the amount to be annuitized to $5,000,000 or less by taking a partial surrender from the contract;

(2)	reduce the amount to be annuitized to $5,000,000 or less by exchanging the portion of the Contract value in excess of $5,000,000 to another annuity contract; or

(3)	annuitize the portion of the Contract value in excess of $5,000,000 under an annuity payment option with a term certain, if available.

Statements and Reports

Nationwide will mail contract owners statements and reports.  Therefore, contract owners should promptly notify Nationwide of any address change.

These mailings will contain:

•	statements showing the contract’s quarterly activity;

•
confirmation statements showing transactions that affect the contract's value.  Confirmation statements will not be sent for recurring transactions (i.e., Dollar Cost Averaging or salary reduction programs).  Instead, confirmation of recurring transactions will appear in the contract’s quarterly statements; and

•	semi-annual and annual reports of allocated underlying mutual funds.

Contract owners can receive information from Nationwide faster and reduce the amount of mail they receive by signing up for Nationwide’s eDelivery program.  Nationwide will notify contract owners by email when important documents (statements, prospectuses and other documents) are ready for a contract owner to view, print, or download from Nationwide’s secure server. To choose this option, go to www.nationwide.com/login.

Contract owners should review statements and confirmations carefully.  All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract.  Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.

IMPORTANT NOTICE REGARDING DELIVERY OF
SECURITY HOLDER DOCUMENTS

When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements and semi-annual and annual reports are required to be mailed to multiple contract owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the contract owner(s).  Household delivery will continue for the life of the contracts.  Please call 1-866-223-0303 to resume regular delivery.  Please allow 30 days for regular delivery to resume.

69

Legal Proceedings

Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, the Company) was formed in November 1996. NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), which refers to Nationwide Life Insurance Company of America (NLICA), Nationwide Life and Annuity Company of America (NLACA) and subsidiaries, including the affiliated distribution network. NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.

The Company is a party to litigation and arbitration proceedings in the ordinary course of its business. It is often not possible to determine the ultimate outcome of the pending investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty. Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs’ claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available. The Company does not believe, based on information currently known by management, that the outcomes of such pending investigations and legal proceedings are likely to have a material adverse effect on the Company’s consolidated financial position. However, given the large and/or indeterminate amounts sought in certain of these matters and inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could have a material adverse effect on the Company’s consolidated financial position or results of operations in a particular period.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements against life insurers other than the Company.

The financial services industry, including mutual fund, variable annuity, retirement plan, life insurance and distribution companies, has also been the subject of increasing scrutiny by regulators, legislators and the media over the past few years. Numerous regulatory agencies, including the SEC, the Financial Industry Regulatory Authority and the New York State Attorney General, have commenced industry-wide investigations regarding late trading and market timing in connection with mutual funds and variable insurance contracts, and have commenced enforcement actions against some mutual fund and life insurance companies on those issues. The Company has been contacted by or received subpoenas from the SEC and the New York State Attorney General, who are investigating market timing in certain mutual funds offered in insurance products sponsored by the Company. The Company has cooperated with these investigations. Information requests from the New York State Attorney General and the SEC with respect to investigations into late trading and market timing were last responded to by the Company and its affiliates in December 2003 and June 2005, respectively, and no further information requests have been received with respect to these matters.

In addition, state and federal regulators and other governmental bodies have commenced investigations, proceedings or inquiries relating to compensation and bidding arrangements and possible anti-competitive activities between insurance producers and brokers and issuers of insurance products, and unsuitable sales and replacements by producers on behalf of the issuer. Also under investigation are compensation and revenue sharing arrangements between the issuers of variable insurance contracts and mutual funds or their affiliates, fee arrangements in retirement plans, the use of side agreements and finite reinsurance agreements, funding agreements issued to back medium-term note (MTN) programs, recordkeeping and retention compliance by broker/dealers, and supervision of former registered representatives. Related investigations, proceedings or inquiries may be commenced in the future. The Company and/or its affiliates have been contacted by or received subpoenas from state and federal regulatory agencies and other governmental bodies, state securities law regulators and state attorneys general for information relating to certain of these investigations, including those relating to compensation, revenue sharing and bidding arrangements, anti-competitive activities, unsuitable sales or replacement practices, fee arrangements in retirement plans, the use of side agreements and finite reinsurance agreements, and funding agreements backing the NLIC MTN program. The Company is cooperating with regulators in connection with these inquiries and will cooperate with Nationwide Mutual Insurance Company (NMIC) in responding to these inquiries to the extent that any inquiries encompass NMIC’s operations.

A promotional and marketing arrangement associated with the Company’s offering of a retirement plan product and related services in Alabama is under investigation by the Alabama Securities Commission. The Company currently expects that any damages paid to settle this matter will not have a material adverse impact on its consolidated financial position. It is not possible to predict what effect, if any, the outcome of this investigation may have on the Company’s retirement plan operations with respect to promotional and marketing arrangements in general in the future.

These proceedings are expected to continue in the future and could result in legal precedents and new industry-wide legislation, rules and regulations that could significantly affect the financial services industry, including mutual fund, retirement plan, life insurance and annuity companies. These

70

proceedings also could affect the outcome of one or more of the Company’s litigation matters. There can be no assurance that any such litigation or regulatory actions will not have a material adverse effect on the Company’s consolidated financial position or results of operations in the future.

Nationwide Financial Services, Inc. (NFS), NMIC, Nationwide Mutual Fire Insurance Company (NMFIC), Nationwide Corporation and the directors of NFS have been named as defendants in several class actions brought by NFS shareholders. These lawsuits arose following the announcement of the joint offer by NMIC, NMFIC and Nationwide Corporation to acquire all of the outstanding shares of NFS’ Class A common stock. The defendants deny any and all allegations of wrongdoing and have defended these lawsuits vigorously. On August 6, 2008, NFS and NMIC, NMFIC and Nationwide Corporation announced that they had entered into a definitive agreement for the acquisition of all of the outstanding shares of NFS’ Class A common stock for $52.25 per share by Nationwide Corporation, subject to the satisfaction of specific closing conditions. Simultaneously, the plaintiffs and defendants entered into a memorandum of understanding for the settlement of these lawsuits. The memorandum of understanding provides, among other things, for the settlement of the lawsuits and release of the defendants and, in exchange for the release and without admitting any wrongdoing, defendant NMIC shall acknowledge that the pending lawsuits were a factor, among others, that led it to offer an increased share price in the transaction. NMIC shall agree to pay plaintiffs’ attorneys’ fees and the costs of notifying the class members of the settlement. The memorandum of understanding is conditioned upon court approval of the proposed settlement. The court has scheduled the fairness hearing for approval of the proposed settlement for June 23, 2009. The lawsuits are pending in multiple jurisdictions and allege that the offer price was inadequate, that the process for reviewing the offer was procedurally unfair and that the defendants have breached their fiduciary duties to the holders of the NFS Class A common stock. NFS continues to defend these lawsuits vigorously.

On November 20, 2007, Nationwide Retirement Solutions, Inc. (NRS) and NLIC were named in a lawsuit filed in the Circuit Court of Jefferson County, Alabama entitled Ruth A. Gwin and Sandra H. Turner, and a class of similarly situated individuals v Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc., Alabama State Employees Association, PEBCO, Inc. and Fictitious Defendants A to Z . On December 2, 2008, the plaintiffs filed an amended complaint. The plaintiffs claim to represent a class of all participants in the Alabama State Employees Association (ASEA) Plan, excluding members of the Deferred Compensation Committee, members of the Board of Control, ASEA’s directors, officers and board members, and PEBCO’s directors, officers and board members. The class period is from November 20, 2001, to the date of trial. In the amended class action complaint, the plaintiffs allege breach of fiduciary duty, wantonness and breach of contract. The amended class action complaint seeks a declaratory judgment, an injunction, an appointment of an independent fiduciary to protect Plan participants, disgorgement of amounts paid, reformation of Plan documents, compensatory damages and punitive damages, plus interest, attorneys’ fees and costs and such other equitable and legal relief to which plaintiffs and class members may be entitled. Also, on December 2, 2008, the plaintiffs filed a motion for preliminary injunction seeking an order requiring periodic payments made by NRS and/or NLIC to ASEA or PEBCO to be held in a trust account for the benefit of Plan participants. On December 4, 2008, the Alabama State Personnel Board and the State of Alabama by, and through the State Personnel Board, filed a motion to intervene and a complaint in intervention. On December 16, 2008, the Companies filed their Answer. On February 4, 2009, the court provisionally agreed to add the State of Alabama, by and through the State Personnel Board as a party. NRS and NLIC continue to defend this case vigorously.

On July 11, 2007, NLIC was named in a lawsuit filed in the United States District Court for the Western District of Washington at Tacoma entitled Jerre Daniels-Hall and David Hamblen, Individually and on behalf of All Others Similarly Situated v. National Education Association, NEA Member Benefits Corporation, Nationwide Life Insurance Company, Security Benefit Life Insurance Company, Security Benefit Group, Inc., Security Distributors, Inc., et. al . The plaintiffs seek to represent a class of all current or former National Education Association (NEA) members who participated in the NEA Valuebuilder 403(b) program at any time between January 1, 1991 and the present (and their heirs and/or beneficiaries). The plaintiffs allege that the defendants violated the Employee Retirement Income Security Act of 1974, as amended (ERISA) by failing to prudently and loyally manage plan assets, by failing to provide complete and accurate information, by engaging in prohibited transactions, and by breaching their fiduciary duties when they failed to prevent other fiduciaries from breaching their fiduciary duties. The complaint seeks to have the defendants restore all losses to the plan, restoration of plan assets and profits to participants, disgorgement of endorsement fees, disgorgement of service fee payments, disgorgement of excessive fees charged to plan participants, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys’ fees. On May 23, 2008, the Court granted the defendants’ motion to dismiss. On June 19, 2008, the plaintiffs filed a notice of appeal. On October 17, 2008, the plaintiffs filed their opening brief. On December 19, 2008 the defendants filed their briefs. On January 26, 2009, the plaintiffs filed Appellants’ Reply Brief. NLIC continues to defend this lawsuit vigorously.

On November 15, 2006, NFS, NLIC and NRS were named in a lawsuit filed in the United States District Court for the Southern District of Ohio entitled Kevin Beary, Sheriff of Orange County, Florida, In His Official Capacity, Individually and On Behalf of All Others Similarly Situated v. Nationwide Life Insurance Co., Nationwide Retirement Solutions, Inc. and Nationwide Financial Services, Inc. The plaintiff seeks to represent a class of all sponsors of 457(b) deferred compensation plans in the United States that had variable annuity contracts with the defendants at any time

71

during the class period, or in the alternative, all sponsors of 457(b) deferred compensation plans in Florida that had variable annuity contracts with the defendants during the class period. The class period is from January 1, 1996 until the class notice is provided. The plaintiff alleges that the defendants breached their fiduciary duties by arranging for and retaining service payments from certain mutual funds. The complaint seeks an accounting, a declaratory judgment, a permanent injunction and disgorgement or restitution of the service fee payments allegedly received by the defendants, including interest. On January 25, 2007, NFS, NLIC and NRS filed a motion to dismiss. On September 17, 2007, the Court granted the motion to dismiss. On October 1, 2007, the plaintiff filed a motion to vacate judgment and for leave to file an amended complaint. On September 15, 2008, the Court denied the plaintiffs’ motion to vacate judgment and for leave to file an amended complaint. On October 15, 2008, the plaintiffs filed a notice of appeal. NFS, NLIC and NRS continue to defend this lawsuit vigorously.

On February 11, 2005, NLIC was named in a class action lawsuit filed in Common Pleas Court, Franklin County, Ohio entitled Michael Carr v. Nationwide Life Insurance Company . The complaint seeks recovery for breach of contract, fraud by omission, violation of the Ohio Deceptive Trade Practices Act and unjust enrichment. The complaint also seeks unspecified compensatory damages, disgorgement of all amounts in excess of the guaranteed maximum premium and attorneys’ fees. On February 2, 2006, the court granted the plaintiff’s motion for class certification on the breach of contract and unjust enrichment claims. The court certified a class consisting of all residents of the United States and the Virgin Islands who, during the class period, paid premiums on a modal basis to NLIC for term life insurance policies issued by NLIC during the class period that provide for guaranteed maximum premiums, excluding certain specified products. Excluded from the class are NLIC; any parent, subsidiary or affiliate of NLIC; all employees, officers and directors of NLIC; and any justice, judge or magistrate judge of the State of Ohio who may hear the case. The class period is from February 10, 1990 through February 2, 2006, the date the class was certified. On January 26, 2007, the plaintiff filed a motion for summary judgment. On April 30, 2007, NLIC filed a motion for summary judgment. On February 4, 2008, the Court granted the class’s motion for summary judgment on the breach of contract claims arising from the term policies in 43 of 51 jurisdictions. The Court granted NLIC’s motion for summary judgment on the breach of contract claims on all decreasing term policies. On November 7, 2008, the case was settled.

On April 13, 2004, NLIC was named in a class action lawsuit filed in Circuit Court, Third Judicial Circuit, Madison County, Illinois, entitled Woodbury v. Nationwide Life Insurance Company . NLIC removed this case to the United States District Court for the Southern District of Illinois on June 1, 2004. On December 27, 2004, the case was transferred to the United States District Court for the District of Maryland and included in the multi-district proceeding entitled In Re Mutual Funds Investment Litigation . In response, on May 13, 2005, the plaintiff filed the first amended complaint purporting to represent, with certain exceptions, a class of all persons who held (through their ownership of an NLIC annuity or insurance product) units of any NLIC sub-account invested in mutual funds that included foreign securities in their portfolios and that experienced market timing or stale price trading activity. The first amended complaint purports to disclaim, with respect to market timing or stale price trading in NLIC’s annuities sub-accounts, any allegation based on NLIC’s untrue statement, failure to disclose any material fact, or usage of any manipulative or deceptive device or contrivance in connection with any class member’s purchases or sales of NLIC annuities or units in annuities sub-accounts. The plaintiff claims, in the alternative, that if NLIC is found with respect to market timing or stale price trading in its annuities sub-accounts, to have made any untrue statement, to have failed to disclose any material fact or to have used or employed any manipulative or deceptive device or contrivance, then the plaintiff purports to represent a class, with certain exceptions, of all persons who, prior to NLIC’s untrue statement, omission of material fact, use or employment of any manipulative or deceptive device or contrivance, held (through their ownership of an NLIC annuity or insurance product) units of any NLIC sub-account invested in mutual funds that included foreign securities in their portfolios and that experienced market timing activity. The first amended complaint alleges common law negligence and seeks to recover damages not to exceed $75,000 per plaintiff or class member, including all compensatory damages and costs. On June 1, 2006, the District Court granted NLIC’s motion to dismiss the plaintiff’s complaint. On January 30, 2009, the United States Court of Appeals for the Fourth Circuit affirmed that dismissal. NLIC continues to defend this lawsuit vigorously.

On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. Currently, the plaintiffs’ fifth amended complaint, filed March 21, 2006, purports to represent a class of qualified retirement plans under ERISA that purchased variable annuities from NLIC. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks disgorgement of some or all of the payments allegedly received by NFS and NLIC, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys’ fees. To date, the District Court has rejected the plaintiffs’ request for certification of the alleged class. On September 25, 2007, NFS’ and NLIC’s motion to dismiss the plaintiffs’ fifth amended complaint was denied. On October 12, 2007, NFS and NLIC filed their answer to the plaintiffs’ fifth amended complaint and amended counterclaims. On November 1, 2007, the plaintiffs filed a motion to dismiss NFS’ and NLIC’s amended counterclaims. On November 15, 2007, the plaintiffs filed a motion for class certification. On February 8, 2008, the Court denied the plaintiffs’ motion to dismiss the amended counterclaim, with the exception that it was tentatively granting the plaintiffs’ motion to dismiss with respect to NFS’ and NLIC’s claim that

72

it could recover any “disgorgement remedy” from plan sponsors. On April 25, 2008, NFS and NLIC filed their opposition to the plaintiffs’ motion for class certification. On September 29, 2008, the plaintiffs filed their reply to NFS’ and NLIC’s opposition to class certification. The Court has set a hearing on the class certification motion for February 27, 2009. NFS and NLIC continue to defend this lawsuit vigorously. The general distributor, NISC, is not engaged in any litigation of any material nature.

To learn more about this product, you should read the Statement of Additional Information (the "SAI") dated the same date as this prospectus.  For a free copy of the SAI and to request other information about this product please call our Service Center at 1-800-848-6331 (TDD 1-800-238-3035) or write to us at Nationwide Life Insurance Company, 5100 Rings Road, RR1-04-F4, Dublin, Ohio 43017-1522.

The SAI has been filed with the SEC and is incorporated by reference into this prospectus. The SEC maintains an Internet website (http://www.sec.gov) that contains the SAI and other information about us and the product.  Information about us and the product (including the SAI) may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., or may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street NE, Washington, D.C. 20549-0102. Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090.

Investment Company Act of 1940 Registration File No. 811- 3330

Securities Act of 1933 Registration File No. 333-103095

73

Appendix A: Underlying Mutual Funds

The underlying mutual funds listed below are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies.  There is no guarantee that the investment objectives will be met.

Please refer to the prospectus for each underlying mutual fund for more detailed information.

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Invesco Aim Advisors, Inc.
Sub-adviser:	Invesco Trimark Investment Management, Inc.; Invesco Global Asset
Management (N.A.), Inc.; Invesco Institutional (N.A.), Inc.; Invesco Senior
Secured Management, Inc.; Invesco Hong Kong Limited; Invesco Asset
Management Limited; Invesco Asset Management (Japan) Limited; Invesco Asset
Management Deutschland, GmbH; and Invesco Australia Limited
Investment Objective:	Long-term growth of capital.

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Invesco Aim Advisors, Inc.
Sub-adviser:	Invesco Trimark Investment Management, Inc.; Invesco Global Asset
Management (N.A.), Inc.; Invesco Institutional (N.A.), Inc.; Invesco Senior
Secured Management, Inc.; Invesco Hong Kong Limited; Invesco Asset
Management Limited; Invesco Asset Management (Japan) Limited; Invesco Asset
Management Deutschland, GmbH; and Invesco Australia Limited
Investment Objective:	Growth of capital.

This underlying mutual fund or sub account may invest in other funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors may incur higher charges in this underlying mutual fund or sub account than a fund that does not invest in other funds.

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares
Investment Adviser:	Invesco Aim Advisors, Inc.
Sub-adviser:	Invesco Trimark Investment Management, Inc.; Invesco Global Asset
Management (N.A.), Inc.; Invesco Institutional (N.A.), Inc.; Invesco Senior
Secured Management, Inc.; Invesco Hong Kong Limited; Invesco Asset
Management Limited; Invesco Asset Management (Japan) Limited; Invesco Asset
Management Deutschland, GmbH; and Invesco Australia Limited
Investment Objective:	Long-term capital growth.

This underlying mutual fund or sub account may invest in other funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors may incur higher charges in this underlying mutual fund or sub account than a fund that does not invest in other funds.

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B
This underlying mutual fund is only available in contracts for which good order applications were received on or after May 1, 2004
Investment Adviser:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B
Investment Adviser:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Long-term total return using a strategy that seeks to protect against U.S. inflation.

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Capital growth by investing in common stocks. Income is a secondary objective.

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Adviser:	American Century Global Investment Management, Inc.
Investment Objective:	Capital growth.

74

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	American Century Global Investment Management, Inc.
Investment Objective:	Capital growth.

This underlying mutual fund or sub account assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2007
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth.

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2009
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth.

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III
Investment Adviser:	BlackRock Advisors, LLC
Sub-adviser:	BlackRock Investment Management, LLC; BlackRock Asset Management U.K. Limited
Investment Objective:	Seeks high total investment return.

This underlying mutual fund or sub account may invest in other funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors may incur higher charges in this underlying mutual fund or sub account than a fund that does not invest in other funds.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
Investment Adviser:	The Dreyfus Corporation
Sub-adviser:	Mellon Capital Management
Investment Objective:	To match performance of the S&P SmallCap 600 Index®.

Dreyfus Stock Index Fund, Inc.: Service Shares
Investment Adviser:	The Dreyfus Corporation
Sub-adviser:	Mellon Capital Management
Investment Objective:	To match performance of the S&P 500.

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares
Investment Adviser:	The Dreyfus Corporation
Sub-adviser:	Fayez Sarofim
Investment Objective:	Long-term capital growth consistent with the preservation of capital.

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Adviser:	The Dreyfus Corporation
Sub-adviser:	Franklin Portfolio Associates
Investment Objective:	Capital growth.

Federated Insurance Series - Federated American Leaders Fund II: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Adviser:	Federated Equity Management Company of Pennsylvania
Investment Objective:	Long-term capital growth, and secondarily income.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

75

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Adviser:	Federated Equity Management Company of Pennsylvania
Investment Objective:	Capital appreciation.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Federated Equity Management Company of Pennsylvania
Sub-adviser:	Federated Investment Management Company
Investment Objective:	To provide moderate capital appreciation and high current income.

This underlying mutual fund or sub account may invest in other funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors may incur higher charges in this underlying mutual fund or sub account than a fund that does not invest in other funds.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Federated Investment Management Company
Investment Objective:	Current income.

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Fidelity Management & Research Company (FMR)
Sub-adviser:	Fidelity Management & Research Co., Inc. (FMR Co., Inc.); Fidelity Research
& Analysis Company (FRAC)
Investment Objective:	Long-term capital appreciation.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2
Investment Adviser:	Fidelity Management & Research Company (FMR)
Sub-adviser:	Fidelity Management & Research Co., Inc. (FMR Co., Inc.); Fidelity Research
& Analysis Company (FRAC)
Investment Objective:	Capital appreciation.

This underlying mutual fund or sub account assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2
Investment Adviser:	Fidelity Management & Research Company (FMR)
Sub-adviser:	Fidelity Management & Research Co., Inc. (FMR Co., Inc.); Fidelity Research
& Analysis Company (FRAC)
Investment Objective:	Reasonable income.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Fidelity Variable Insurance Products Fund - VIP Freedom 2010 Portfolio: Service Class 2
Investment Adviser:	Fidelity Management & Research Company (FMR)
Sub-adviser:	Fidelity Management & Research Co., Inc. (FMR Co., Inc.); Fidelity Research
& Analysis Company (FRAC)
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

The VIP Freedom Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for VIP Freedom Funds for more information.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

76

Fidelity Variable Insurance Products Fund - VIP Freedom 2020 Portfolio: Service Class 2
Investment Adviser:	Fidelity Management & Research Company (FMR)
Sub-adviser:	Fidelity Management & Research Co., Inc. (FMR Co., Inc.); Fidelity Research
& Analysis Company (FRAC)
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

The VIP Freedom Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for VIP Freedom Funds for more information.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Fidelity Variable Insurance Products Fund - VIP Freedom 2030 Portfolio: Service Class 2
Investment Adviser:	Fidelity Management & Research Company (FMR)
Sub-adviser:	Fidelity Management & Research Co., Inc. (FMR Co., Inc.); Fidelity Research
& Analysis Company (FRAC)
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

The VIP Freedom Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for VIP Freedom Funds for more information.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2
Investment Adviser:	Fidelity Management & Research Company (FMR)
Sub-adviser:	Fidelity Management & Research Co., Inc. (FMR Co., Inc.); Fidelity Research
& Analysis Company (FRAC)
Investment Objective:	Capital appreciation.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2
Investment Adviser:                                                          Fidelity Management & Research Company (FMR)
Sub-adviser:                                                          Fidelity Management & Research Co., Inc. (FMR Co., Inc.); Fidelity Research
& Analysis Company (FRAC)
Investment Objective:	High level of current income.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2
Investment Adviser:	Fidelity Management & Research Company (FMR)
Sub-adviser:	Fidelity Management & Research Co., Inc. (FMR Co., Inc.); Fidelity Research
& Analysis Company (FRAC)
Investment Objective:	Long-term growth of capital.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Adviser:	Fidelity Management & Research Company (FMR)
Sub-adviser:	Fidelity Management & Research Co., Inc. (FMR Co., Inc.); Fidelity Research
& Analysis Company (FRAC)
Investment Objective:	Long-term capital growth.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

77

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R
Investment Adviser:	Fidelity Management & Research Company (FMR)
Sub-adviser:	Fidelity Management & Research Co., Inc. (FMR Co., Inc.); Fidelity Research
& Analysis Company (FRAC)
Investment Objective:	Long-term capital growth.

This underlying mutual fund or sub account assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Adviser:	Fidelity Management & Research Company (FMR)
Sub-adviser:	Fidelity Management & Research Co., Inc. (FMR Co., Inc.); Fidelity Research
& Analysis Company (FRAC)
Investment Objective:	Capital appreciation.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2
Investment Adviser:	Franklin Advisors, Inc.
Investment Objective:	Maximum income while maintaining prospects for capital appreciation.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Adviser:	Franklin Advisory Services, LLC
Investment Objective:	Long-term capital appreciation.

This underlying mutual fund or sub account may invest in other funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors may incur higher charges in this underlying mutual fund or sub account than a fund that does not invest in other funds.

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2
Investment Adviser:	Franklin Advisory Services, LLC
Investment Objective:	Long-term total return.

This underlying mutual fund or sub account may invest in other funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors may incur higher charges in this underlying mutual fund or sub account than a fund that does not invest in other funds.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2
Investment Adviser:	Franklin Templeton Services, LLC
Investment Objective:	Capital appreciation with income as a secondary goal.

This underlying mutual fund or sub account may invest in other funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors may incur higher charges in this underlying mutual fund or sub account than a fund that does not invest in other funds.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Templeton Asset Management, Ltd.
Investment Objective:	Long-term capital appreciation.

This underlying mutual fund or sub account may invest in other funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors may incur higher charges in this underlying mutual fund or sub account than a fund that does not invest in other funds.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

This underlying mutual fund or sub account assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

78

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Adviser:	Templeton Investment Counsel, LLC
Investment Objective:	Long-term capital growth.

This underlying mutual fund or sub account may invest in other funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors may incur higher charges in this underlying mutual fund or sub account than a fund that does not invest in other funds.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2009
Investment Adviser:	Templeton Investment Counsel, LLC
Investment Objective:	Long-term capital growth.

This underlying mutual fund or sub account may invest in other funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors may incur higher charges in this underlying mutual fund or sub account than a fund that does not invest in other funds.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

This underlying mutual fund or sub account assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 (formerly, Templeton
Global Income Securities Fund: Class 3)

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2009
Investment Adviser:	Franklin Advisors, Inc.
Investment Objective:	High current income consistent with preservation of capital, with capital appreciation as a secondary consideration.

This underlying mutual fund or sub account assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy
Investment Adviser:	Waddell & Reed Investment Management Company
Investment Objective:	High total return over the long run.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Janus Aspen Series - Balanced Portfolio: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Adviser:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital, consistent with preservation of capital and balanced by current income.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Janus Aspen Series - Forty Portfolio: Service Shares
Investment Adviser:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.

This underlying mutual fund or sub account may invest in other funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors may incur higher charges in this underlying mutual fund or sub account than a fund that does not invest in other funds.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Janus Capital Management LLC
Sub-adviser:	INTECH Investment Management LLC ("INTECH")
Investment Objective:	Long-term growth of capital.

79

Janus Aspen Series - Overseas Portfolio: Service II Shares (formerly, International Growth Portfolio: Service II Shares)
Investment Adviser:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.

This underlying mutual fund or sub account may invest in other funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors may incur higher charges in this underlying mutual fund or sub account than a fund that does not invest in other funds.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

This underlying mutual fund or sub account assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Janus Aspen Series - Overseas Portfolio: Service Shares (formerly, International Growth Portfolio: Service Shares)
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Adviser:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Adviser:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.

MFS® Variable Insurance Trust - MFS Value Series: Service Class
Investment Adviser:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.

Nationwide Variable Insurance Trust - AllianceBernstein NVIT Global Fixed Income Fund: Class III
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	AllianceBernstein L.P.
Investment Objective:	Seeks a high level of current income consistent with preserving capital.

This underlying mutual fund or sub account assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	American Century Investment Management, Inc.
Investment Objective:	Seeks capital appreciation.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II
Investment Adviser:	Capital Research and Management Company
Investment Objective:	Seeks to provide high total return (including income and capital gains) consistent with the preservation of capital over the long term.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II
Investment Adviser:	Capital Research and Management Company
Investment Objective:	Seeks to provide investors with high total return (including income and capital gains) consistent with the preservation of capital over the long term.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II
Investment Adviser:	Capital Research and Management Company
Investment Objective:	Capital appreciation through stocks.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

80

Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II
Investment Adviser:	Capital Research and Management Company
Investment Objective:	Capital appreciation principally through investment in stocks.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II
Investment Adviser:	Capital Research and Management Company
Investment Objective:	Seeks returns from both capital gains as well as income generated by dividends paid by stock issuers.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2005
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Federated Investment Management Company
Investment Objective:	High current income.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Federated Investment Management Company
Investment Objective:	High current income.

This underlying mutual fund or sub account assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - Gartmore NVIT Emerging Markets Fund: Class II
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Gartmore Global Partners
Investment Objective:	Long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - Gartmore NVIT Emerging Markets Fund: Class VI
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Gartmore Global Partners
Investment Objective:	Long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.

This underlying mutual fund or sub account assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - Gartmore NVIT Global Utilities Fund: Class II
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Gartmore Global Partners
Investment Objective:	Long-term capital growth.

Nationwide Variable Insurance Trust - Gartmore NVIT International Equity Fund: Class VI
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Gartmore Global Partners
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies in Europe, Australasia, the Far East and other regions, including developing countries.

This underlying mutual fund or sub account assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

81

Nationwide Variable Insurance Trust - Gartmore NVIT Worldwide Leaders Fund: Class VI
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Gartmore Global Partners
Investment Objective:	The Fund seeks long-term capital growth. The Fund invests at least 80% of the value of its net assets in equity securities issued by companies located throughout the world (including the U.S.) that the subadviser believes are, or have the potential to be, Worldwide Leaders.

This underlying mutual fund or sub account assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Neuberger Berman Management Inc.
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Neuberger Berman Management Inc.
Investment Objective:	The Fund seeks long-term total return by investing primarily in securities of companies that meet the fund's financial criteria and social policy.

Nationwide Variable Insurance Trust - NVIT Cardinal SM Aggressive Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	Seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Cardinal Funds.

The NVIT Cardinal Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for NVIT Cardinal Funds for more information.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - NVIT Cardinal SM Balanced Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	Seeks a high level of total return through investment in both equity and fixed income securities.

The NVIT Cardinal Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for NVIT Cardinal Funds for more information.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - NVIT Cardinal SM Capital Appreciation Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	Seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other Cardinal Funds.

The NVIT Cardinal Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for NVIT Cardinal Funds for more information.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - NVIT Cardinal SM Conservative Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	Seeks a high level of total return consistent with a conservative level of risk as compared to other Cardinal Funds.

The NVIT Cardinal Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for NVIT Cardinal Funds for more information.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

82

Nationwide Variable Insurance Trust - NVIT Cardinal SM Moderate Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	Seeks a high level of total return consistent with a moderate level of risk as compared to other Cardinal Funds

The NVIT Cardinal Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for NVIT Cardinal Funds for more information.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - NVIT Cardinal SM Moderately Aggressive Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	Seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Cardinal Funds.

The NVIT Cardinal Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for NVIT Cardinal Funds for more information.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - NVIT Cardinal SM Moderately Conservative Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	Seeks a high level of total return consistent with a moderately conservative level of risk.

The NVIT Cardinal Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for NVIT Cardinal Funds for more information.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of current income consistent with preserving capital.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Lehman Brothers Asset Management LLC
Investment Objective:	The Fund seeks long-term total return consistent with reasonable risk.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - NVIT Global Financial Services Fund: Class II
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Aberdeen Asset Management, Inc.
Investment Objective:	Long-term capital growth.

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Nationwide Asset Management, LLC
Investment Objective:	To provide a high level of income as is consistent with the preservation of capital.

Nationwide Variable Insurance Trust - NVIT Health Sciences Fund: Class II
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Aberdeen Asset Management, Inc.
Investment Objective:	Long-term capital appreciation.

83

Nationwide Variable Insurance Trust - NVIT Health Sciences Fund: Class VI
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Aberdeen Asset Management, Inc.
Investment Objective:	Long-term capital appreciation.

This underlying mutual fund or sub account assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	BlackRock Investment Management, LLC
Investment Objective:	To match the performance of the Morgan Stanley Capital International Europe,
Australasia and Far East Index ("MSCI EAFE® Index") as closely as possible before the deduction of Fund expenses.

This underlying mutual fund or sub account assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	To maximize growth of capital consistent with a more aggressive level of risk as compared to the other Investor Destinations Funds.

The Nationwide NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for Nationwide NVIT Investor
Destinations Funds for more information.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Balanced Fund (“Balanced Fund” or the
“Fund”) seeks a high level of total return through investment in both equity and fixed-income securities. The Balanced Fund is a “fund-of-funds” that invests its assets primarily in underlying portfolios of Nationwide Variable Insurance Trust
(each, an “Underlying Fund” or collectively, “Underlying Funds”) that represent several asset classes. Each of the Underlying Funds in turn invests in equity or fixed-income securities, as appropriate to its respective objective and strategies.

The Nationwide NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for Nationwide NVIT Investor
Destinations Funds for more information.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Capital Appreciation Fund (“Capital
Appreciation Fund” or the “Fund”) seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other NVIT
Investor Destinations Funds. The Capital Appreciation Fund is a “fund-of-
funds” that invests its assets primarily in underlying portfolios of Nationwide
Variable Insurance Trust (each, an “Underlying Fund” or collectively,
“Underlying Funds”) that represent several asset classes. Each of the Underlying
Funds in turn invests in equity or fixed-income securities, as appropriate to its respective objective and strategies.

The Nationwide NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for Nationwide NVIT Investor
Destinations Funds for more information.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

84

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	High level of return consistent with a conservative level of risk compared to the other Investor Destinations Funds.

The Nationwide NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for Nationwide NVIT Investor
Destinations Funds for more information.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	High level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds.

The Nationwide NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for Nationwide NVIT Investor
Destinations Funds for more information.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	Growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to the other Investor Destinations Funds.

The Nationwide NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for Nationwide NVIT Investor
Destinations Funds for more information.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	High level of total return consistent with a moderately conservative level of risk.

The Nationwide NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for Nationwide NVIT Investor
Destinations Funds for more information.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	BlackRock Investment Management, LLC
Investment Objective:	Capital appreciation.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Federated Investment Management Company
Investment Objective:	The fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity.

Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Logan Circle Partners, L.P.
Investment Objective:	Above average total return over a market cycle of three to five years.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

85

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Invesco AIM Capital Management, Inc. and American Century Global
Investment Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.

This underlying mutual fund or sub account assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	AllianceBernstein L.P.; JPMorgan Investment Management, Inc.
Investment Objective:	Long-term capital appreciation.

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	AllianceBernstein L.P.; JPMorgan Investment Management, Inc.
Investment Objective:	Long-term capital appreciation.

This underlying mutual fund or sub account assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Goldman Sachs Asset Management, L.P.; Neuberger Berman Management Inc.;
Wells Capital Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Goldman Sachs Asset Management L.P.; Neuberger Berman Management, Inc.
and Wells Capital Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Neuberger Berman Management Inc. and American Century Investment
Management Inc.
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	American Century Investment Management; RiverSource Investment
Management; Thompson, Siegel & Walmsley, Inc.
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Waddell & Reed Investment Management Company; OppenheimerFunds, Inc.
Investment Objective:	Capital growth.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Aberdeen Asset Management, Inc.; Epoch Investment Partners, Inc.; J.P. Morgan
Investment Management Inc.
Investment Objective:	Capital appreciation.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Aberdeen Asset Management, Inc.: American Century Investment Management
Inc.; Gartmore Global Partners; Morgan Stanley Investment Management;
Neuberger Berman Management, Inc.; Putnam Investment Management, LLC;
Waddell & Reed Investment Management Company
Investment Objective:	Long-term growth of capital.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

86

Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Aberdeen Asset Management, Inc.
Investment Objective:	Total return through a flexible combination of capital appreciation and current income.

Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Nationwide Asset Management, LLC
Investment Objective:	The fund seeks to provide a high level of current income while preserving capital and minimizing fluctuations in share value.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - NVIT Technology and Communications Fund: Class II
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Aberdeen Asset Management, Inc.
Investment Objective:	Long-term capital appreciation.

Nationwide Variable Insurance Trust - NVIT Technology and Communications Fund: Class VI
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Aberdeen Asset Management, Inc.
Investment Objective:	Long-term capital appreciation.

This underlying mutual fund or sub account assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - NVIT U.S. Growth Leaders Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Aberdeen Asset Management, Inc.
Investment Objective:	Long-term growth of capital.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - Oppenheimer NVIT Large Cap Growth Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	OppenheimerFunds, Inc.
Investment Objective:	Seeks long-term capital growth.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Templeton Investment Counsel, LLC
Investment Objective:	Seeks to maximize total return, consisting of capital appreciation and/or current income.

This underlying mutual fund or sub account assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - Van Kampen NVIT Comstock Value Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Van Kampen Asset Management
Investment Objective:	Seeks capital growth and income through investments in equity securities, including common stocks, preferred stocks and convertible securities.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - Van Kampen NVIT Real Estate Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Van Kampen Asset Management
Investment Objective:	The Fund seeks current income and long-term capital appreciation.

87

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Neuberger Berman Management LLC.
Sub-adviser:	Neuberger Berman, LLC
Investment Objective:	Long-term growth of capital by investing primarily in common stocks of foreign companies.

This underlying mutual fund or sub account assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: S Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Adviser:	Neuberger Berman Management LLC.
Sub-adviser:	Neuberger Berman, LLC
Investment Objective:	Capital growth.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Neuberger Berman Management LLC.
Sub-adviser:	Neuberger Berman, LLC
Investment Objective:	Growth of capital.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class
Investment Adviser:	Neuberger Berman Management LLC.
Sub-adviser:	Lehman Brothers Asset Management LLC
Investment Objective:	Highest available current income consistent with liquidity and low risk to principal; total return is a secondary goal.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Neuberger Berman Management Inc.
Sub-adviser:	Neuberger Berman, LLC
Investment Objective:	Long-term capital growth.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Neuberger Berman Management LLC.
Sub-adviser:	Neuberger Berman, LLC
Investment Objective:	Long-term growth by investing primarily in securities of companies that meet financial criteria and social policy.

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2009
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation by investing in securities of well-known established companies.

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	Long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation possibilities.

This underlying mutual fund or sub account assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

88

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	Long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation possibilities.

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2009
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	High level of current income.

This underlying mutual fund or sub account assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2007
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	High level of current income.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	High total return which includes growth in the value of its shares as well as current income from equity and debt securities.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation.

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class
Investment Adviser:	Pacific Investment Management Company LLC
Investment Objective:	Seeks maximum total return, consistent with preservation of capital and prudent investment management.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class
Investment Adviser:	Pacific Investment Management Company LLC
Investment Objective:	Seeks maximum total return, consistent with preservation of capital and prudent investment management.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2005
Investment Adviser:	Putnam Investment Management, LLC
Investment Objective:	Capital growth and current income.

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Adviser:	Putnam Investment Management, LLC
Sub-adviser:	Putnam Investments Limited and Putnam Advisory Company, LLC
Investment Objective:	Capital appreciation.

This underlying mutual fund or sub account may invest in other funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors may incur higher charges in this underlying mutual fund or sub account than a fund that does not invest in other funds.

89

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2005
Investment Adviser:	Putnam Investment Management, LLC
Investment Objective:	Capital appreciation.

This underlying mutual fund or sub account may invest in other funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors may incur higher charges in this underlying mutual fund or sub account than a fund that does not invest in other funds.

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2009
Investment Adviser:	T. Rowe Price Investment Services
Investment Objective:	Long-term capital growth and, secondarily, income.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2009
Investment Adviser:	T. Rowe Price Investment Services
Investment Objective:	Substantial dividend income as well as long-term growth of capital through investments in the common stocks of established companies.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	T. Rowe Price Investment Services
Investment Objective:	High level of income consistent with moderate price fluctuation.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2009
Investment Adviser:	Morgan Stanley Investment Management Inc.
Investment Objective:	Above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of fixed income securities.

This underlying mutual fund or sub account may invest in other funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors may incur higher charges in this underlying mutual fund or sub account than a fund that does not invest in other funds.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Adviser:	Morgan Stanley Investment Management Inc.
Investment Objective:	High total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.

This underlying mutual fund or sub account may invest in other funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors may incur higher charges in this underlying mutual fund or sub account than a fund that does not invest in other funds.

This underlying mutual fund or sub account may invest in lower quality debt securities commonly referred to as junk bonds.

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Morgan Stanley Investment Management Inc.
Investment Objective:	Above average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts.

This underlying mutual fund or sub account may invest in other funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors may incur higher charges in this underlying mutual fund or sub account than a fund that does not invest in other funds.

Wells Fargo Advantage Funds® Variable Trust - VT Small Cap Growth Fund
Investment Adviser:	Wells Fargo Funds Management, LLC
Sub-adviser:	Wells Capital Management Incorporated
Investment Objective:	Long-term capital appreciation.

90

Appendix B: Condensed Financial Information

The following tables list the Condensed Financial Information (the accumulation unit value information for accumulation units outstanding) for contracts with no optional benefits (the minimum variable account charge of 1.55%) and contracts with all optional benefits available on December 31, 2008 (the maximum variable account charge of 4. 60%).  The term "Period" is defined as a complete calendar year, unless otherwise noted.  Those Periods with an asterisk (*) reflect accumulation unit information for a partial year only.  Should the variable account charges applicable to your contract fall between the maximum and minimum charges, AND you wish to see a copy of the Condensed Financial Information applicable to your contract, such information can be obtained in the Statement of Additional Information FREE OF CHARGE by:

calling:                                1-800-848-6331, TDD 1-800-238-3035
writing:                                Nationwide Life Insurance Company
5100 Rings Road, RR1-04-F4
Dublin, Ohio 43017-1522
checking
on-line at:                      www.nationwide.com

The following funds were added to the variable account effective May 1, 2009, therefore, no Condensed Financial Information is available:

BlackRock Variable Series Funds, Inc.
•	BlackRock Global Allocation V.I. Fund - Class III
Nationwide Variable Insurance Trust (“NVIT”)
•	AllianceBernstein NVIT Global Fixed Income Fund-Class III
•	American Century NVIT Multi Cap Value Fund-Class II
•	Gartmore NVIT Worldwide Leaders Fund-Class VI
•	NVIT Investor Destinations Balanced Fund-Class II
•	NVIT Investor Destinations Capital Appreciation Fund-Class II
•	Oppenheimer NVIT Large Cap Growth Fund-Class II
•	Templeton NVIT International Value Fund-Class III
PIMCO Variable Insurance Trust
•	Foreign Bond Portfolio (Unhedged): Advisor Class
•	Low Duration Portfolio: Advisor Class
Ivy Funds Variable Insurance Portfolios, Inc.
•	Asset Strategy
Wells Fargo Advantage Funds® Variable Trust
•	VT Small Cap Growth Fund

No Additional Contract Options Elected (Total 1.55%)
(Variable account charges of 1.55% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	17.655055	8.359494	-52.65%	266,626	2008
	17.693248	17.655055	-0.22%	316,325	2007
	15.911853	17.693248	11.20%	280,259	2006
	15.329555	15.911853	3.80%	282,567	2005
	14.048227	15.329555	9.12%	189,943	2004
	10.000000	14.048227	40.48%	57,589	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	17.153018	9.688525	-43.52%	81,536	2008
	15.594825	17.153018	9.99%	98,625	2007
	14.934929	15.594825	4.42%	96,195	2006
	13.970911	14.934929	6.90%	89,902	2005
	13.345701	13.970911	4.68%	85,857	2004
	10.000000	13.345701	33.46%	14,564	2003*

91

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	21.208266	11.038967	-47.95%	98,836	2008
	19.488316	21.208266	8.83%	140,239	2007
	17.026419	19.488316	14.46%	92,760	2006
	15.827142	17.026419	7.58%	82,293	2005
	13.946733	15.827142	13.48%	70,346	2004
	10.000000	13.946733	39.47%	20,224	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	18.324774	10.698858	-41.62%	62,511	2008
	17.752066	18.324774	3.23%	88,982	2007
	15.412996	17.752066	15.18%	118,474	2006
	14.967070	15.412996	2.98%	136,757	2005
	13.668790	14.967070	9.50%	148,103	2004
	10.000000	13.668790	36.69%	103,262	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	20.431924	12.924190	-36.75%	140,916	2008
	20.443104	20.431924	-0.05%	50,629	2007
	18.181920	20.443104	12.44%	77,326	2006
	17.318860	18.181920	4.98%	73,471	2005
	14.773508	17.318860	17.23%	73,844	2004
	10.000000	14.773508	47.74%	23,617	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	17.289181	11.109645	-35.74%	54,206	2008
	17.639354	17.289181	-1.99%	75,096	2007
	15.337483	17.639354	15.01%	98,177	2006
	14.904956	15.337483	2.90%	120,418	2005
	13.448505	14.904956	10.83%	145,537	2004
	10.000000	13.448505	34.49%	55,720	2003*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II - Q/NQ	23.258962	12.616797	-45.76%	4,784	2008
	20.036825	23.258962	16.08%	6,730	2007
	16.314652	20.036825	22.81%	6,993	2006
	14.650579	16.314652	11.36%	7,606	2005
	12.965554	14.650579	13.00%	9,807	2004
	10.000000	12.965554	29.66%	8,630	2003*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV - Q/NQ	17.843429	9.670057	-45.81%	138,789	2008
	15.373860	17.843429	16.06%	134,177	2007
	12.505729	15.373860	22.93%	96,238	2006
	11.243385	12.505729	11.23%	96,649	2005
	10.000000	11.243385	12.43%	64,654	2004*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	12.723210	9.455818	-25.68%	354,992	2008
	13.245918	12.723210	-3.95%	287,705	2007
	11.190493	13.245918	18.37%	147,453	2006
	10.000000	11.190493	11.90%	66,054	2005*

92

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II - Q/NQ	16.103370	9.250785	-42.55%	62,516	2008
	13.536867	16.103370	18.96%	84,443	2007
	14.231692	13.536867	-4.88%	87,890	2006
	14.175203	14.231692	0.40%	94,728	2005
	13.019603	14.175203	8.88%	51,127	2004
	10.000000	13.019603	30.20%	14,891	2003*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	17.122646	12.338621	-27.94%	503,864	2008
	18.368970	17.122646	-6.78%	463,922	2007
	15.749395	18.368970	16.63%	413,816	2006
	15.256055	15.749395	3.23%	346,015	2005
	13.572423	15.256055	12.40%	210,929	2004
	10.000000	13.572423	35.72%	60,217	2003*

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class II - Q/NQ	16.693349	8.428448	-49.51%	156,601	2008
	12.153253	16.693349	37.36%	211,247	2007
	11.337825	12.153253	7.19%	21,172	2006
	10.000000	11.337825	13.38%	9,000	2005*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	11.675414	11.311836	-3.11%	1,047,060	2008
	10.831848	11.675414	7.79%	768,959	2007
	10.830006	10.831848	0.02%	698,313	2006
	10.830792	10.830006	-0.01%	734,378	2005
	10.397160	10.830792	4.17%	461,741	2004
	10.000000	10.397160	3.97%	107,756	2003*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	20.302551	13.808480	-31.99%	148,752	2008
	20.759940	20.302551	-2.20%	195,648	2007
	18.429940	20.759940	12.64%	154,732	2006
	17.456555	18.429940	5.58%	139,528	2005
	14.547569	17.456555	20.00%	106,947	2004
	10.000000	14.547569	45.48%	22,865	2003*

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	17.402119	10.738206	-38.29%	618,026	2008
	16.837179	17.402119	3.36%	604,664	2007
	14.844276	16.837179	13.43%	606,033	2006
	14.437205	14.844276	2.82%	492,542	2005
	13.288774	14.437205	8.64%	366,732	2004
	10.000000	13.288774	32.89%	99,794	2003*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	16.112569	11.147858	-30.81%	150,566	2008
	15.318047	16.112569	5.19%	148,094	2007
	13.388549	15.318047	14.41%	157,635	2006
	13.060934	13.388549	2.51%	169,686	2005
	12.659360	13.060934	3.17%	141,209	2004
	10.000000	12.659360	26.59%	32,202	2003*

93

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares - Q/NQ	13.926800	8.531866	-38.74%	13,296	2008
	15.946000	13.926800	-12.66%	18,337	2007
	15.645527	15.946000	1.92%	47,030	2006
	15.054647	15.645527	3.92%	66,164	2005
	13.770609	15.054647	9.32%	60,831	2004
	10.000000	13.770609	37.71%	27,197	2003*

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	15.053736	9.786997	-34.99%	9,431	2008
	16.965291	15.053736	-11.27%	14,132	2007
	14.793062	16.965291	14.68%	14,766	2006
	14.340380	14.793062	3.16%	19,956	2005
	13.302272	14.340380	7.80%	21,950	2004
	10.000000	13.302272	33.02%	8,714	2003*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	16.822451	11.648071	-30.76%	8,890	2008
	15.586008	16.822451	7.93%	10,805	2007
	13.672848	15.586008	13.99%	10,203	2006
	13.655998	13.672848	0.12%	13,855	2005
	12.950240	13.655998	5.45%	11,429	2004
	10.000000	12.950240	29.50%	9,296	2003*

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	9.977420	9.737944	-2.40%	86,679	2008
	10.288158	9.977420	-3.02%	37,435	2007
	10.000000	10.288158	2.88%	14,642	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	10.967524	9.981989	-8.99%	453,565	2008
	10.596449	10.967524	3.50%	441,957	2007
	10.356857	10.596449	2.31%	391,065	2006
	10.416653	10.356857	-0.57%	339,689	2005
	10.240682	10.416653	1.72%	268,734	2004
	10.000000	10.240682	2.41%	110,639	2003*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	22.037817	12.433522	-43.58%	1,689,630	2008
	19.084463	22.037817	15.48%	1,896,799	2007
	17.395451	19.084463	9.71%	1,454,900	2006
	15.146949	17.395451	14.84%	1,109,346	2005
	13.360088	15.146949	13.37%	677,960	2004
	10.000000	13.360088	33.60%	157,053	2003*

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	22.017380	9.882871	-55.11%	643,866	2008
	15.356683	22.017380	43.37%	634,358	2007
	13.375380	15.356683	14.81%	431,372	2006
	10.000000	13.375380	33.75%	143,898	2005*

94

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	18.357799	10.335319	-43.70%	810,746	2008
	18.414103	18.357799	-0.31%	847,967	2007
	15.595190	18.414103	18.08%	803,734	2006
	15.004214	15.595190	3.94%	685,232	2005
	13.701281	15.004214	9.51%	536,807	2004
	10.000000	13.701281	37.01%	147,466	2003*

Fidelity Variable Insurance Products Fund - VIP Freedom 2010 Portfolio: Service Class 2 - Q/NQ	12.303731	9.064247	-26.33%	252,625	2008
	11.527587	12.303731	6.73%	165,955	2007
	10.684933	11.527587	7.89%	69,182	2006
	10.000000	10.684933	6.85%	10,778	2005*

Fidelity Variable Insurance Products Fund - VIP Freedom 2020 Portfolio: Service Class 2 - Q/NQ	13.085837	8.657156	-33.84%	699,807	2008
	12.088109	13.085837	8.25%	343,700	2007
	10.991345	12.088109	9.98%	168,693	2006
	10.000000	10.991345	9.91%	89,222	2005*

Fidelity Variable Insurance Products Fund - VIP Freedom 2030 Portfolio: Service Class 2 - Q/NQ	13.615422	8.287473	-39.13%	204,800	2008
	12.451308	13.615422	9.35%	114,170	2007
	11.199314	12.451308	11.18%	47,904	2006
	10.000000	11.199314	11.99%	14,952	2005*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	19.098667	9.907071	-48.13%	305,855	2008
	15.317352	19.098667	24.69%	454,630	2007
	14.598405	15.317352	4.92%	253,710	2006
	14.054233	14.598405	3.87%	255,762	2005
	13.843267	14.054233	1.52%	299,433	2004
	10.000000	13.843267	38.43%	77,366	2003*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	11.133097	10.581133	-4.96%	2,953,846	2008
	10.865552	11.133097	2.46%	3,119,092	2007
	10.597769	10.865552	2.53%	1,264,707	2006
	10.563999	10.597769	0.32%	591,754	2005
	10.298811	10.563999	2.57%	368,087	2004
	10.000000	10.298811	2.99%	99,629	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	25.675775	15.265689	-40.54%	874,646	2008
	22.613645	25.675775	13.54%	928,095	2007
	20.434234	22.613645	10.67%	709,017	2006
	17.586538	20.434234	16.19%	586,811	2005
	14.330025	17.586538	22.73%	362,071	2004
	10.000000	14.330025	43.30%	94,279	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	25.775483	14.220278	-44.83%	13,481	2008
	22.368891	25.775483	15.23%	16,430	2007
	19.291470	22.368891	15.95%	20,008	2006
	16.495894	19.291470	16.95%	22,417	2005
	14.786862	16.495894	11.56%	41,774	2004
	10.000000	14.786862	47.87%	23,035	2003*

95

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	17.217332	9.501199	-44.82%	415,436	2008
	14.940911	17.217332	15.24%	527,862	2007
	12.880975	14.940911	15.99%	285,501	2006
	11.018158	12.880975	16.91%	199,025	2005
	10.000000	11.018158	10.18%	108,951	2004*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	22.284385	10.686945	-52.04%	114,742	2008
	21.468976	22.284385	3.80%	139,798	2007
	18.796976	21.468976	14.22%	153,087	2006
	18.639733	18.796976	0.84%	157,412	2005
	16.631467	18.639733	12.08%	146,591	2004
	10.000000	16.631467	66.31%	55,071	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	11.338348	7.852078	-30.75%	1,257,471	2008
	11.100789	11.338348	2.14%	1,122,091	2007
	10.000000	11.100789	11.01%	420,270	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	16.190329	11.619602	-28.23%	690,606	2008
	16.900889	16.190329	-4.20%	773,498	2007
	14.656581	16.900889	15.31%	766,854	2006
	14.393506	14.656581	1.83%	773,355	2005
	13.171406	14.393506	9.28%	482,274	2004
	10.000000	13.171406	31.71%	116,991	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	20.787438	13.707856	-34.06%	364,016	2008
	21.631374	20.787438	-3.90%	315,057	2007
	18.781634	21.631374	15.17%	334,030	2006
	17.538843	18.781634	7.09%	288,403	2005
	14.396268	17.538843	21.83%	155,990	2004
	10.000000	14.396268	43.96%	37,629	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	10.000000	6.587021	-34.13%	52,520	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	20.259418	9.439464	-53.41%	315,573	2008
	15.991030	20.259418	26.69%	367,962	2007
	12.672560	15.991030	26.19%	221,758	2006
	10.000000	12.672560	26.73%	72,854	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	23.663871	13.889792	-41.30%	25,270	2008
	20.820180	23.663871	13.66%	36,717	2007
	17.412784	20.820180	19.57%	39,829	2006
	16.053650	17.412784	8.47%	41,985	2005
	13.757275	16.053650	16.69%	45,105	2004
	10.000000	13.757275	37.57%	34,490	2003*

96

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	16.954786	9.949452	-41.32%	2,255,944	2008
	14.918765	16.954786	13.65%	1,717,126	2007
	12.475534	14.918765	19.58%	723,956	2006
	11.505560	12.475534	8.43%	250,291	2005
	10.000000	11.505560	15.06%	79,371	2004*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	11.875430	12.417013	4.56%	469,604	2008
	10.864726	11.875430	9.30%	272,903	2007
	9.779318	10.864726	11.10%	176,196	2006
	10.000000	9.779318	-2.21%	57,961	2005*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	15.372591	12.703647	-17.36%	44,047	2008
	14.159291	15.372591	8.57%	49,497	2007
	13.025049	14.159291	8.71%	57,187	2006
	12.288153	13.025049	6.00%	60,726	2005
	11.525739	12.288153	6.61%	63,637	2004
	10.000000	11.525739	15.26%	22,672	2003*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	23.172237	12.704206	-45.17%	311,796	2008
	17.227590	23.172237	34.51%	155,888	2007
	16.036194	17.227590	7.43%	49,757	2006
	14.470859	16.036194	10.82%	50,293	2005
	12.459834	14.470859	16.14%	41,005	2004
	10.000000	12.459834	24.60%	29,519	2003*

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	17.517750	10.995628	-37.23%	22,820	2008
	16.766841	17.517750	4.48%	18,214	2007
	15.374397	16.766841	9.06%	23,602	2006
	14.079355	15.374397	9.20%	17,154	2005
	12.174698	14.079355	15.64%	9,432	2004
	10.000000	12.174698	21.75%	565	2003*

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	26.930569	12.670116	-52.95%	702,530	2008
	21.360209	26.930569	26.08%	617,049	2007
	14.789354	21.360209	44.43%	356,097	2006
	11.378339	14.789354	29.98%	68,131	2005
	10.000000	11.378339	13.78%	13,323	2004*

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	39.747268	18.692597	-52.97%	6,462	2008
	31.539310	39.747268	26.02%	7,479	2007
	21.847110	31.539310	44.36%	9,836	2006
	16.818162	21.847110	29.90%	11,451	2005
	14.393258	16.818162	16.85%	12,818	2004
	10.000000	14.393258	43.93%	7,521	2003*

97

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	16.040411	9.951723	-37.96%	92,097	2008
	14.676279	16.040411	9.29%	116,390	2007
	13.891974	14.676279	5.65%	134,670	2006
	13.537857	13.891974	2.62%	146,476	2005
	12.617314	13.537857	7.30%	106,675	2004
	10.000000	12.617314	26.17%	33,594	2003*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	19.517313	12.923075	-33.79%	486,511	2008
	18.426967	19.517313	5.92%	409,007	2007
	15.531401	18.426967	18.64%	389,943	2006
	14.817018	15.531401	4.82%	142,694	2005
	13.107080	14.817018	13.05%	53,352	2004
	10.000000	13.107080	31.07%	12,264	2003*

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	14.361748	7.573069	-47.27%	161,161	2008
	14.134937	14.361748	1.60%	1,790,480	2007
	11.629323	14.134937	21.55%	717,712	2006
	10.000000	11.629323	16.29%	50,513	2005*

Neuberger Berman Advisers Management Trust - AMT Mid Cap Growth Portfolio: S Class - Q/NQ	21.735627	12.087008	-44.39%	18,518	2008
	18.068670	21.735627	20.29%	26,297	2007
	16.032438	18.068670	12.70%	30,356	2006
	14.356783	16.032438	11.67%	31,885	2005
	12.567659	14.356783	14.24%	34,442	2004
	10.000000	12.567659	25.68%	29,004	2003*

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	12.788613	6.805179	-46.79%	141,717	2008
	12.606171	12.788613	1.45%	153,688	2007
	11.541962	12.606171	9.22%	266,855	2006
	10.000000	11.541962	15.42%	29,530	2005*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	10.546431	8.988635	-14.77%	2,503,709	2008
	10.225466	10.546431	3.14%	2,476,345	2007
	9.967204	10.225466	2.59%	970,023	2006
	9.979655	9.967204	-0.12%	297,450	2005
	10.058406	9.979655	-0.78%	210,631	2004
	10.000000	10.058406	0.58%	92,259	2003*

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	15.505443	9.239180	-40.41%	39,857	2008
	15.670243	15.505443	-1.05%	45,900	2007
	15.122090	15.670243	3.62%	47,712	2006
	14.926968	15.122090	1.31%	44,935	2005
	13.552337	14.926968	10.14%	28,737	2004
	10.000000	13.552337	35.52%	8,064	2003*

98

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	17.039924	10.158653	-40.38%	159,065	2008
	16.085034	17.039924	5.94%	2,277,441	2007
	14.368666	16.085034	11.95%	816,673	2006
	13.657697	14.368666	5.21%	130,469	2005
	12.246405	13.657697	11.52%	57,774	2004
	10.000000	12.246405	22.46%	10,301	2003*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.917058	7.547477	-30.87%	7,836,839	2008
	10.448212	10.917058	4.49%	4,723,853	2007
	10.000000	10.448212	4.48%	1,686,246	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.573953	9.382348	-11.27%	2,048,747	2008
	10.430304	10.573953	1.38%	905,297	2007
	10.000000	10.430304	4.30%	215,211	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	12.080556	7.297903	-39.59%	693,135	2008
	10.730389	12.080556	12.58%	523,245	2007
	10.000000	10.730389	7.30%	134,091	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	11.299224	6.205551	-45.08%	1,906,496	2008
	10.257600	11.299224	10.15%	1,353,923	2007
	10.000000	10.257600	2.58%	375,967	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	9.789543	5.969082	-39.03%	2,299,325	2008
	10.000000	9.789543	-2.10%	598,093	2007*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	14.405124	10.212317	-29.11%	112,240	2008
	14.188404	14.405124	1.53%	135,943	2007
	13.029576	14.188404	8.89%	184,240	2006
	12.926446	13.029576	0.80%	230,288	2005
	11.925811	12.926446	8.39%	304,236	2004
	10.000000	11.925811	19.26%	97,018	2003*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.536825	8.166545	-29.21%	370,462	2008
	11.359568	11.536825	1.56%	362,597	2007
	10.432214	11.359568	8.89%	296,008	2006
	10.000000	10.432214	4.32%	211,769	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class II - Q/NQ	49.453885	20.482111	-58.58%	6,890	2008
	34.600030	49.453885	42.93%	11,806	2007
	25.780818	34.600030	34.21%	15,292	2006
	19.787836	25.780818	30.29%	20,267	2005
	16.688663	19.787836	18.57%	36,798	2004
	10.000000	16.688663	66.89%	19,566	2003*

99

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Gartmore NVIT Emerging Markets Fund: Class VI - Q/NQ	29.468725	12.224203	-58.52%	384,578	2008
	20.580914	29.468725	43.18%	578,494	2007
	15.307966	20.580914	34.45%	469,485	2006
	11.735542	15.307966	30.44%	223,275	2005
	10.000000	11.735542	17.36%	56,708	2004*

NVIT Gartmore NVIT Global Utilities Fund: Class II - Q/NQ	26.497983	17.434541	-34.20%	5,161	2008
	22.419870	26.497983	18.19%	5,364	2007
	16.581940	22.419870	35.21%	9,484	2006
	15.860867	16.581940	4.55%	9,758	2005
	12.435017	15.860867	27.55%	10,041	2004
	10.000000	12.435017	24.35%	14,662	2003*

NVIT Gartmore NVIT International Equity Fund: Class VI - Q/NQ	10.000000	5.450702	-45.49%	26,522	2008*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ	10.000000	5.100655	-48.99%	30,304	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	10.000000	6.112260	-38.88%	3,155,960	2008*

NVIT NVIT Cardinal SM Aggressive Fund: Class II - Q/NQ	10.000000	6.346384	-36.54%	76,333	2008*

NVIT NVIT Cardinal SM Balanced Fund: Class II - Q/NQ	10.000000	7.906100	-20.94%	558,415	2008*

NVIT NVIT Cardinal SM Capital Appreciation Fund: Class II - Q/NQ	10.000000	7.185138	-28.15%	866,537	2008*

NVIT NVIT Cardinal SM Conservative Fund: Class II - Q/NQ	10.000000	9.054467	-9.46%	407,416	2008*

NVIT NVIT Cardinal SM Moderate Fund: Class II - Q/NQ	10.000000	7.542347	-24.58%	1,516,444	2008*

NVIT NVIT Cardinal SM Moderately Aggressive Fund: Class II - Q/NQ	10.000000	6.822678	-31.77%	1,653,274	2008*

100

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinal SM Moderately Conservative Fund: Class II - Q/NQ	10.000000	8.285451	-17.15%	461,300	2008*

NVIT NVIT Core Bond Fund: Class II - Q/NQ	10.000000	9.820358	-1.80%	11,959	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	10.000000	9.826168	-1.74%	19,937	2008*

NVIT NVIT Global Financial Services Fund: Class II - Q/NQ	21.193175	11.195288	-47.18%	4,984	2008
	21.836804	21.193175	-2.95%	5,374	2007
	18.470035	21.836804	18.23%	9,249	2006
	16.933487	18.470035	9.07%	9,660	2005
	14.242764	16.933487	18.89%	12,204	2004
	10.000000	14.242764	42.43%	3,304	2003*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	11.161070	11.836328	6.05%	3,690,400	2008
	10.580339	11.161070	5.49%	2,821,860	2007
	10.398996	10.580339	1.74%	1,215,118	2006
	10.228457	10.398996	1.67%	628,226	2005
	10.061282	10.228457	1.66%	444,181	2004
	10.000000	10.061282	0.61%	170,170	2003*

NVIT NVIT Health Sciences Fund: Class II - Q/NQ	17.506273	12.857129	-26.56%	8,127	2008
	15.748021	17.506273	11.16%	8,796	2007
	15.615253	15.748021	0.85%	11,990	2006
	14.660096	15.615253	6.52%	14,870	2005
	13.843609	14.660096	5.90%	20,748	2004
	10.000000	13.843609	38.44%	20,478	2003*

NVIT NVIT Health Sciences Fund: Class VI - Q/NQ	11.761486	8.632862	-26.60%	259,694	2008
	10.575321	11.761486	11.22%	198,026	2007
	10.487849	10.575321	0.83%	156,833	2006
	9.842041	10.487849	6.56%	122,811	2005
	10.000000	9.842041	-1.58%	73,687	2004*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	11.683575	6.545828	-43.97%	71,247	2008
	10.849859	11.683575	7.68%	63,702	2007
	10.000000	10.849859	8.50%	17,580	2006*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	12.206118	11.293147	-7.48%	1,726,245	2008
	11.766188	12.206118	3.74%	1,404,863	2007
	11.257041	11.766188	4.52%	1,178,987	2006
	11.067784	11.257041	1.71%	1,108,636	2005
	10.742263	11.067784	3.03%	1,023,994	2004
	10.000000	10.742263	7.42%	232,472	2003*

101

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	13.833173	11.569866	-16.36%	2,275,924	2008
	13.274345	13.833173	4.21%	2,278,481	2007
	12.435360	13.274345	6.75%	2,076,407	2006
	12.088323	12.435360	2.87%	1,738,059	2005
	11.458318	12.088323	5.50%	1,260,027	2004
	10.000000	11.458318	14.58%	270,896	2003*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	15.591477	11.789156	-24.39%	7,455,235	2008
	14.989934	15.591477	4.01%	6,960,070	2007
	13.672978	14.989934	9.63%	5,587,819	2006
	13.183096	13.672978	3.72%	3,463,720	2005
	12.224868	13.183096	7.84%	2,058,089	2004
	10.000000	12.224868	22.25%	495,998	2003*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	17.905925	12.094384	-32.46%	7,152,012	2008
	17.135465	17.905925	4.50%	5,928,886	2007
	15.195027	17.135465	12.77%	3,947,551	2006
	14.414176	15.195027	5.42%	1,832,282	2005
	13.061546	14.414176	10.36%	1,037,319	2004
	10.000000	13.061546	30.62%	243,371	2003*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	19.660277	12.223996	-37.82%	648,459	2008
	18.848451	19.660277	4.31%	673,670	2007
	16.381141	18.848451	15.06%	574,295	2006
	15.415605	16.381141	6.26%	443,383	2005
	13.732149	15.415605	12.26%	280,129	2004
	10.000000	13.732149	37.32%	33,671	2003*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	20.631395	12.904966	-37.45%	229,884	2008
	19.485008	20.631395	5.88%	235,244	2007
	18.009893	19.485008	8.19%	196,891	2006
	16.318252	18.009893	10.37%	238,967	2005
	14.321973	16.318252	13.94%	163,853	2004
	10.000000	14.321973	43.22%	47,203	2003*

NVIT NVIT Money Market Fund: Class I - Q/NQ	10.557396	10.607212	0.47%	4,618,298	2008
	10.234040	10.557396	3.16%	2,739,470	2007
	9.944219	10.234040	2.91%	1,873,233	2006
	9.837869	9.944219	1.08%	1,344,905	2005
	9.912328	9.837869	-0.75%	534,205	2004
	10.000000	9.912328	-0.88%	277,734	2003*

NVIT NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ	10.000000	6.060724	-39.39%	2,731,987	2008*

102

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager International Value Fund: Class II - Q/NQ	21.794871	11.483641	-47.31%	18,112	2008
	21.556091	21.794871	1.11%	21,328	2007
	17.887326	21.556091	20.51%	24,501	2006
	16.252579	17.887326	10.06%	30,700	2005
	13.757041	16.252579	18.14%	36,351	2004
	10.000000	13.757041	37.57%	16,408	2003*

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	15.380343	8.107963	-47.28%	1,282,471	2008
	15.213340	15.380343	1.10%	1,603,743	2007
	12.623671	15.213340	20.51%	715,926	2006
	11.468479	12.623671	10.07%	305,720	2005
	10.000000	11.468479	14.68%	108,459	2004*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	10.000000	6.294480	-37.06%	9,632	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	10.000000	6.282625	-37.17%	14,091	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	10.000000	6.204977	-37.95%	1,018,002	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	10.000000	6.687632	-33.12%	1,997,406	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ	17.763114	9.349301	-47.37%	130,573	2008
	16.478755	17.763114	7.79%	271,132	2007
	16.252330	16.478755	1.39%	92,419	2006
	15.322194	16.252330	6.07%	77,051	2005
	13.752422	15.322194	11.41%	54,401	2004
	10.000000	13.752422	37.52%	13,718	2003*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	20.525640	13.680046	-33.35%	143,934	2008
	22.475409	20.525640	-8.68%	149,758	2007
	19.495218	22.475409	15.29%	254,232	2006
	19.265423	19.495218	1.19%	133,683	2005
	16.725873	19.265423	15.18%	153,373	2004
	10.000000	16.725873	67.26%	66,083	2003*

NVIT NVIT Multi-Manager Small Company Fund: Class II - Q/NQ	20.865728	12.663030	-39.31%	394,663	2008
	20.801965	20.865728	0.31%	368,729	2007
	18.906663	20.801965	10.02%	294,929	2006
	17.144967	18.906663	10.28%	271,574	2005
	14.660913	17.144967	16.94%	151,927	2004
	10.000000	14.660913	46.61%	37,386	2003*

103

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	12.246596	9.971975	-18.57%	336,727	2008
	11.890527	12.246596	2.99%	311,332	2007
	11.519862	11.890527	3.22%	233,375	2006
	11.451083	11.519862	0.60%	225,800	2005
	10.917987	11.451083	4.88%	107,016	2004
	10.000000	10.917987	9.18%	20,744	2003*

NVIT NVIT Nationwide Fund: Class II - Q/NQ	17.700324	10.174487	-42.52%	2,180,451	2008
	16.665074	17.700324	6.21%	1,867,794	2007
	14.926434	16.665074	11.65%	715,675	2006
	14.163661	14.926434	5.39%	131,460	2005
	13.134414	14.163661	7.84%	72,107	2004
	10.000000	13.134414	31.34%	26,782	2003*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.000000	9.840303	-1.60%	164,780	2008*

NVIT NVIT Technology and Communications Fund: Class II - Q/NQ	19.692190	9.928121	-49.58%	4,205	2008
	16.669889	19.692190	18.13%	4,732	2007
	15.298222	16.669889	8.97%	5,809	2006
	15.659808	15.298222	-2.31%	6,334	2005
	15.289759	15.659808	2.42%	16,410	2004
	10.000000	15.289759	52.90%	20,951	2003*

NVIT NVIT Technology and Communications Fund: Class VI - Q/NQ	13.698074	6.903403	-49.60%	118,769	2008
	11.604772	13.698074	18.04%	167,091	2007
	10.599999	11.604772	9.48%	80,478	2006
	10.850535	10.599999	-2.31%	49,026	2005
	10.000000	10.850535	8.51%	32,655	2004*

NVIT NVIT U.S. Growth Leaders Fund: Class II - Q/NQ	21.344298	12.298822	-42.38%	120,811	2008
	17.755249	21.344298	20.21%	118,640	2007
	18.125604	17.755249	-2.04%	115,745	2006
	16.481889	18.125604	9.97%	116,457	2005
	14.934431	16.481889	10.36%	36,623	2004
	10.000000	14.934431	49.34%	18,088	2003*

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	17.534316	10.837264	-38.19%	733,340	2008
	18.288651	17.534316	-4.12%	1,471,260	2007
	16.074599	18.288651	13.77%	683,556	2006
	15.706338	16.074599	2.34%	211,670	2005
	13.625586	15.706338	15.27%	129,789	2004
	10.000000	13.625586	36.26%	24,573	2003*

NVIT Van Kampen NVIT Real Estate Fund: Class II - Q/NQ	10.000000	5.574716	-44.25%	30,722	2008*

104

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	17.573861	9.401007	-46.51%	353,385	2008
	15.679062	17.573861	12.08%	404,975	2007
	14.789202	15.679062	6.02%	420,595	2006
	14.324845	14.789202	3.24%	392,912	2005
	13.647463	14.324845	4.96%	358,493	2004
	10.000000	13.647463	36.47%	111,411	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	15.613350	9.169235	-41.27%	626,252	2008
	14.954489	15.613350	4.41%	685,725	2007
	12.938136	14.954489	15.58%	544,505	2006
	11.522606	12.938136	12.28%	570,042	2005
	10.000000	11.522606	15.23%	265,479	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	23.997472	14.096740	-41.26%	57,382	2008
	22.979914	23.997472	4.43%	67,538	2007
	19.887489	22.979914	15.55%	76,338	2006
	17.709664	19.887489	12.30%	87,308	2005
	15.131768	17.709664	17.04%	101,839	2004
	10.000000	15.131768	51.32%	67,810	2003*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	9.548648	2.008768	-78.96%	268,965	2008
	10.000000	9.548648	-4.51%	157,330	2007*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	13.703811	2.890627	-78.91%	165,374	2008
	13.986332	13.703811	-2.02%	254,613	2007
	13.005963	13.986332	7.54%	395,459	2006
	12.950484	13.005963	0.43%	348,250	2005
	12.097975	12.950484	7.05%	324,608	2004
	10.000000	12.097975	20.98%	116,503	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	16.985768	10.263008	-39.58%	2,208,410	2008
	16.566871	16.985768	2.53%	2,017,300	2007
	14.662948	16.566871	12.98%	1,023,364	2006
	14.084571	14.662948	4.11%	397,519	2005
	13.107555	14.084571	7.45%	285,723	2004
	10.000000	13.107555	31.08%	66,604	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ	20.980438	12.805087	-38.97%	785,629	2008
	21.613466	20.980438	-2.93%	608,257	2007
	19.146339	21.613466	12.89%	303,516	2006
	17.724915	19.146339	8.02%	130,730	2005
	15.106504	17.724915	17.33%	79,986	2004
	10.000000	15.106504	51.07%	24,025	2003*

105

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB - Q/NQ	14.709772	8.877511	-39.65%	52,893	2008
	15.903032	14.709772	-7.50%	57,294	2007
	13.935435	15.903032	14.12%	75,573	2006
	13.450952	13.935435	3.60%	77,707	2005
	12.296362	13.450952	9.39%	76,059	2004
	10.000000	12.296362	22.96%	18,236	2003*

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	21.470094	11.846845	-44.82%	2,754	2008
	20.126048	21.470094	6.68%	8,672	2007
	16.005375	20.126048	25.75%	15,477	2006
	14.489276	16.005375	10.46%	16,680	2005
	12.666032	14.489276	14.39%	18,047	2004
	10.000000	12.666032	26.66%	12,668	2003*

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	13.611018	8.437519	-38.01%	13,372	2008
	13.103151	13.611018	3.88%	18,361	2007
	12.622775	13.103151	3.81%	28,010	2006
	12.130370	12.622775	4.06%	31,181	2005
	11.730953	12.130370	3.40%	22,956	2004
	10.000000	11.730953	17.31%	5,788	2003*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	13.348014	7.536097	-43.54%	1,819,335	2008
	12.053883	13.348014	10.74%	1,020,905	2007
	11.198450	12.053883	7.64%	286,504	2006
	10.000000	11.198450	11.98%	104,964	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	12.472536	7.825858	-37.26%	978,810	2008
	12.297399	12.472536	1.42%	685,741	2007
	10.527324	12.297399	16.81%	421,607	2006
	10.000000	10.527324	5.27%	175,465	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.634052	10.605908	-0.26%	210,128	2008
	10.265733	10.634052	3.59%	183,662	2007
	10.023410	10.265733	2.42%	77,646	2006
	10.000000	10.023410	0.23%	26,307	2005*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	11.194198	9.868405	-11.84%	1,511,339	2008
	10.807431	11.194198	3.58%	1,919,676	2007
	10.599662	10.807431	1.96%	635,954	2006
	10.358581	10.599662	2.33%	124,323	2005
	10.109894	10.358581	2.46%	65,240	2004
	10.000000	10.109894	1.10%	8,121	2003*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	17.195289	14.392771	-16.30%	5,675	2008
	16.417647	17.195289	4.74%	7,066	2007
	15.049526	16.417647	9.09%	14,910	2006
	13.631514	15.049526	10.40%	16,792	2005
	12.578333	13.631514	8.37%	23,708	2004
	10.000000	12.578333	25.78%	26,355	2003*

106

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	22.952399	13.996801	-39.02%	436,544	2008
	28.184071	22.952399	-18.56%	491,233	2007
	20.793675	28.184071	35.54%	647,778	2006
	18.089801	20.793675	14.95%	449,471	2005
	13.503520	18.089801	33.96%	306,005	2004
	10.000000	13.503520	35.04%	80,042	2003*

107

Maximum Contract Options Elected (Total 4.60%)
(Variable account charges of 4.60% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	10.000000	6.49972	-35.00%	0	2008

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	10.000000	7.419305	-25.81%	0	2008

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	10.000000	6.672944	-33.27%	0	2008

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	10.000000	7.65972	-23.40%	0	2008

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	10.000000	6.903505	-30.96%	0	2008

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	10.000000	7.764173	-22.36%	0	2008

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II - Q/NQ

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV - Q/NQ	10.000000	7.338192	-26.62%	0	2008

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	10.000000	7.783269	-22.17%	0	2008

108

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II - Q/NQ	10.000000	7.412364	-25.88%	0	2008

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	10.000000	8.183916	-18.16%	0	2008

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class II - Q/NQ	10.000000	6.823387	-31.77%	0	2008

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.000000	9.316444	-6.84%	0	2008

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	10.000000	7.282494	-27.18%	0	2008

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	10.000000	7.519297	-24.81%	0	2008

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	10.000000	7.957871	-20.42%	0	2008

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares - Q/NQ	10.000000	6.998618	-30.01%	0	2008

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	10.000000	7.85324	-21.47%	0	2008

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	10.000000	7.779872	-22.20%	0	2008

109

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	10.000000	9.594562	-4.05%	0	2008

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	10.000000	9.14625	-8.54%	0	2008

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	10.000000	7.258627	-27.41%	0	2008

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	10.000000	6.122007	-38.78%	0	2008

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	10.000000	7.341915	-26.58%	0	2008

Fidelity Variable Insurance Products Fund - VIP Freedom 2010 Portfolio: Service Class 2 - Q/NQ	10.000000	8.28592	-17.14%	0	2008

Fidelity Variable Insurance Products Fund - VIP Freedom 2020 Portfolio: Service Class 2 - Q/NQ	10.000000	7.809393	-21.91%	0	2008

Fidelity Variable Insurance Products Fund - VIP Freedom 2030 Portfolio: Service Class 2 - Q/NQ	10.000000	7.470346	-25.30%	0	2008

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	10.000000	6.893485	-31.07%	0	2008

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	10.000000	9.402029	-5.98%	0	2008

110

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	10.000000	7.28494	-27.15%	0	2008

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	10.000000	7.534896	-24.65%	0	2008

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	10.000000	7.539364	-24.61%	0	2008

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	10.000000	6.14088	-38.59%	0	2008

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.000000	8.06391	-19.36%	0	2008

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	10.000000	8.040084	-19.60%	0	2008

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	10.000000	6.922563	-30.77%	0	2008

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	10.000000	7.687514	-23.12%	0	2008*

111

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	10.000000	6.968692	-30.31%	0	2008

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	10.000000	7.537161	-24.63%	0	2008

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	10.000000	10.179022	1.79%	0	2008

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	10.000000	8.858371	-11.42%	0	2008

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	10.000000	6.819003	-31.81%	0	2008

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	10.000000	7.578495	-24.22%	0	2008

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	10.000000	6.636627	-33.63%	0	2008

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	10.000000	6.63525	-33.65%	0	2008

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	10.000000	7.245702	-27.54%	0	2008

112

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	10.000000	7.817303	-21.83%	0	2008

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	10.000000	7.161204	-28.39%	0	2008

Neuberger Berman Advisers Management Trust - AMT Mid Cap Growth Portfolio: S Class - Q/NQ	10.000000	6.965021	-30.35%	0	2008

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	10.000000	6.690569	-33.09%	0	2008

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	10.000000	8.9374	-10.63%	0	2008

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	10.000000	6.941229	-30.59%	0	2008

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	10.000000	7.037286	-29.63%	0	2008

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.000000	7.977449	-20.23%	0	2008

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.000000	9.133718	-8.66%	0	2008

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.000000	7.632454	-23.68%	0	2008

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	10.000000	6.981258	-30.19%	0	2008

113

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	10.000000	7.499676	-25.00%	0	2008

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	10.000000	7.361313	-26.39%	0	2008

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	10.000000	7.356008	-26.44%	0	2008

NVIT Gartmore NVIT Emerging Markets Fund: Class II - Q/NQ	10.000000	6.561015	-34.39%	0	2008

NVIT Gartmore NVIT Emerging Markets Fund: Class VI - Q/NQ	10.000000	6.565438	-34.35%	0	2008

NVIT Gartmore NVIT Global Utilities Fund: Class II - Q/NQ	10.000000	8.833963	-11.66%	0	2008

NVIT Gartmore NVIT International Equity Fund: Class VI - Q/NQ	10.000000	7.330343	-26.70%	0	2008*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ	10.000000	6.267694	-37.32%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	10.000000	7.070733	-29.29%	0	2008*

NVIT NVIT Cardinal SM Aggressive Fund: Class II - Q/NQ	10.000000	7.502163	-24.98%	0	2008*

NVIT NVIT Cardinal SM Balanced Fund: Class II - Q/NQ	10.000000	8.569672	-14.30%	0	2008*

NVIT NVIT Cardinal SM Capital Appreciation Fund: Class II - Q/NQ	10.000000	8.091003	-19.09%	0	2008*

114

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinal SM Conservative Fund: Class II - Q/NQ	10.000000	9.288276	-7.12%	0	2008*

NVIT NVIT Cardinal SM Moderate Fund: Class II - Q/NQ	10.000000	8.328458	-16.72%	0	2008*

NVIT NVIT Cardinal SM Moderately Aggressive Fund: Class II - Q/NQ	10.000000	7.845742	-21.54%	0	2008*

NVIT NVIT Cardinal SM Moderately Conservative Fund: Class II - Q/NQ	10.000000	8.811621	-11.88%	0	2008*

NVIT NVIT Core Bond Fund: Class II - Q/NQ	10.000000	9.734422	-2.66%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	10.000000	9.812268	-1.88%	0	2008*

NVIT NVIT Global Financial Services Fund: Class II - Q/NQ	10.000000	7.183579	-28.16%	0	2008

NVIT NVIT Government Bond Fund: Class I - Q/NQ	10.000000	10.153441	1.53%	0	2008

NVIT NVIT Health Sciences Fund: Class II - Q/NQ	10.000000	8.218857	-17.81%	0	2008

NVIT NVIT Health Sciences Fund: Class VI - Q/NQ	10.000000	8.220417	-17.80%	0	2008

NVIT NVIT International Index Fund: Class VIII - Q/NQ	10.000000	7.559256	-24.41%	0	2008

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	10.000000	9.432456	-5.68%	0	2008

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	10.000000	8.912694	-10.87%	0	2008

115

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	10.000000	8.431002	-15.69%	0	2008

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	10.000000	7.924726	-20.75%	0	2008

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	10.000000	7.552969	-24.47%	0	2008

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	10.000000	7.079396	-29.21%	0	2008

NVIT NVIT Money Market Fund: Class I - Q/NQ	10.000000	9.886591	-1.13%	0	2008

NVIT NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ	10.000000	7.595805	-24.04%	0	2008*

NVIT NVIT Multi-Manager International Value Fund: Class II - Q/NQ	10.000000	7.302793	-26.97%	0	2008

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	10.000000	7.308434	-26.92%	0	2008

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	10.000000	7.210056	-27.90%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	10.000000	7.611505	-23.88%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	10.000000	7.079869	-29.20%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	10.000000	7.386908	-26.13%	0	2008*

116

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ	10.000000	7.166491	-28.34%	0	2008

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	10.000000	7.248736	-27.51%	0	2008

NVIT NVIT Multi-Manager Small Company Fund: Class II - Q/NQ	10.000000	7.230914	-27.69%	0	2008

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	10.000000	9.139503	-8.60%	0	2008

NVIT NVIT Nationwide Fund: Class II - Q/NQ	10.000000	6.992827	-30.07%	0	2008

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.000000	9.713392	-2.87%	0	2008*

NVIT NVIT Technology and Communications Fund: Class II - Q/NQ	10.000000	6.962016	-30.38%	0	2008

NVIT NVIT Technology and Communications Fund: Class VI - Q/NQ	10.000000	6.949028	-30.51%	0	2008

NVIT NVIT U.S. Growth Leaders Fund: Class II - Q/NQ	10.000000	7.242591	-27.57%	0	2008

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	10.000000	7.37121	-26.29%	0	2008

NVIT Van Kampen NVIT Real Estate Fund: Class II - Q/NQ	10.000000	6.429655	-35.70%	0	2008*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	10.000000	6.681731	-33.18%	0	2008

117

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	10.000000	7.454652	-25.45%	0	2008

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	10.000000	7.456555	-25.43%	0	2008

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	10.000000	2.446097	-75.54%	0	2008

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	10.000000	2.453669	-75.46%	0	2008

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	10.000000	7.465502	-25.34%	0	2008

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ	10.000000	6.939074	-30.61%	0	2008

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB - Q/NQ	10.000000	7.711239	-22.89%	0	2008

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	10.000000	7.552053	-24.48%	0	2008

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	10.000000	7.526927	-24.73%	0	2008

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	10.000000	6.958584	-30.41%	0	2008

118

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	10.000000	7.558908	-24.41%	0	2008

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.000000	9.747106	-2.53%	0	2008

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.000000	9.763756	-2.36%	0	2008

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	10.000000	8.630215	-13.70%	0	2008

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	10.000000	6.355461	-36.45%	0	2008

119

Appendix C: Contract Types and Tax Information

Types of Contracts

The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code.  Following is a general description of the various contract types.  Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on contract type.

Charitable Remainder Trusts

Charitable Remainder Trusts are trusts that meet the requirements of Section 664 of the Internal Revenue Code.  Non-Qualified Contracts that are issued to Charitable Remainder Trusts will differ from other Non-Qualified Contracts in three respects:

(1)	Waiver of CDSC. In addition to the CDSC-free withdrawal privilege available to all contracts, Charitable Remainder Trusts may also withdraw the difference between:

a)	the contract value on the day before the withdrawal; and

b)	the total amount of purchase payments made to the contract (less an adjustment for amounts surrendered).

(2)
Contract ownership at annuitization.  On the annuitization date, if the contract owner is a Charitable Remainder Trust, the Charitable Remainder Trust will continue to be the contract owner and the annuitant will NOT become the contract owner.

(3)
Recipient of death benefit proceeds.  With respect to the death benefit proceeds, if the contract owner is a Charitable Remainder Trust, the death benefit is payable to the Charitable Remainder Trust.  Any designation in conflict with the Charitable Remainder Trust’s right to the death benefit will be void.

While these provisions are intended to facilitate a Charitable Remainder Trust's ownership of this contract, the rules governing Charitable Remainder Trusts are numerous and complex.  A Charitable Remainder Trust that is considering purchasing this contract should seek the advice of a qualified tax and/or financial adviser prior to purchasing the contract.  An annuity that has a Charitable Remainder Trust endorsement is not a charitable remainder trust; the endorsement is merely to facilitate ownership of the contract by a Charitable Remainder Trust.

Investment Only (Qualified Plans)

Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan.  The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.

Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.

Individual Retirement Annuities (IRAs)

IRAs are contracts that satisfy the provisions of Section 408(b) of the Internal Revenue Code, including the following requirements:

•	the contract is not transferable by the owner;

•	the premiums are not fixed;

•
if the contract owner is younger than age 50, the annual premium cannot exceed $5,000; if the contract owner is age 50 or older, the annual premium cannot exceed $6,000 (although rollovers of greater amounts from qualified plans, Tax Sheltered Annuities and other IRAs can be received);

•	certain minimum distribution requirements must be satisfied after the owner attains the age of 70½;

•	the entire interest of the owner in the contract is nonforfeitable; and

•	after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.

IRAs may receive rollover contributions from other Individual Retirement Accounts, other Individual Retirement Annuities, Tax Sheltered Annuities, certain 457 governmental plans and qualified retirement plans (including 401(k) plans).

When the owner of an IRA attains the age of 70½, the Internal Revenue Code requires that certain minimum distributions be made.  In addition, upon the death of the owner of an IRA, mandatory distribution requirements are imposed by the Internal Revenue Code to ensure distribution of the entire contract value within the required statutory period.  Due to recent changes in Treasury Regulations, the amount used to compute the mandatory distributions may exceed the contract value.

Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.

For further details regarding IRAs, please refer to the disclosure statement provided when the IRA was established and the annuity contract’s IRA endorsement.

Non-Qualified Contracts

A Non-Qualified Contract is a contract that does not qualify for certain tax benefits under the Internal Revenue Code, and which is not an IRA, a Roth IRA, a SEP IRA, a Simple IRA, or a Tax Sheltered Annuity.

Upon the death of the owner of a Non-Qualified Contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period.

120

Non-Qualified contracts that are owned by natural persons allow the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed.  Non-Qualified contracts that are owned by nonnatural persons, such as trusts, corporations and partnerships are generally subject to current income tax on the income earned inside the contract, unless the nonnatural person owns the contract as an “agent” of a natural person.

Roth IRAs

Roth IRA contracts are contracts that satisfy the provisions of Section 408A of the Internal Revenue Code, including the following requirements:

•	the contract is not transferable by the owner;

•	the premiums are not fixed;

•
if the contract owner is younger than age 50, the annual premium cannot exceed $5,000; if the contract owner is age 50 or older, the annual premium cannot exceed $6,000 (although rollovers of greater amounts from other Roth IRAs and IRAs can be received);

•	the entire interest of the owner in the contract is nonforfeitable; and

•	after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

A Roth IRA can receive a rollover from an IRA or other eligible retirement plan ; however, the amount rolled over from the IRA or other eligible retirement plan to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax.

There are income limitations on eligibility to participate in a Roth IRA and additional income limitations for eligibility to rollover amounts from an IRA or other eligible retirement plan to a Roth IRA.

For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established and the annuity contract’s IRA endorsement.

Simplified Employee Pension IRAs (SEP IRA)

A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.

An employee may make deductible contributions to a SEP IRA subject to the same restrictions and limitations as an IRA.  In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Internal Revenue Code and the written plan.

A SEP IRA plan must satisfy:

•	minimum participation rules;

•	top-heavy contribution rules;

•	nondiscriminatory allocation rules; and

•	requirements regarding a written allocation formula.

In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.

When the owner of a SEP IRA attains the age of 70½, the Internal Revenue Code requires that certain minimum distributions be made.  Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value.  In addition, upon the death of the owner of a SEP IRA, mandatory distribution requirements are imposed by the Internal Revenue Code to ensure distribution of the entire contract value within the required statutory period.

Simple IRAs

A Simple IRA is an individual retirement annuity that is funded exclusively by a qualified salary reduction arrangement and satisfies:

•	vesting requirements;

•	participation requirements; and

•	administrative requirements.

The funds contributed to a Simple IRA cannot be commingled with funds in IRAs or SEP IRAs.

A Simple IRA cannot receive rollover distributions except from another Simple IRA.

When the owner of Simple IRA attains the age of 70½, the Internal Revenue Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value.

In addition, upon the death of the owner of a Simple IRA, mandatory distribution requirements are imposed by the Internal Revenue Code to ensure distribution of the entire contract value within the required statutory period.

Tax Sheltered Annuities

Certain tax-exempt organizations (described in section 501(c)(3) of the Internal Revenue Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees.  These annuity contracts are often referred to as Tax Sheltered Annuities.

Purchase payments made to Tax Sheltered Annuities are excludable from the income of the employee, up to statutory maximum amounts.  These amounts should be set forth in the plan adopted by the employer.

Tax Sheltered Annuities may receive rollover contributions from Individual Retirement Accounts, Individual Retirement Annuities, other Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).

The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred.

When the owner of a Tax Sheltered Annuity attains the age of 70½, the Internal Revenue Code requires that certain minimum distributions be made.  Due to recent changes in

121

Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value.  In addition, upon the death of the owner of a Tax Sheltered Annuity, mandatory distribution requirements are imposed by the Internal Revenue Code to ensure distribution of the entire contract value within the required statutory period.

Final 403(b) Regulations issued by the Internal Revenue Service impose certain restrictions on non-taxable transfers or exchanges of one 403(b) Tax Sheltered Annuity contract for another. Nationwide will no longer issue or accept applications for new and/or in-service transfers to new or existing Nationwide individual 403(b) Tax Sheltered Annuity contracts used for salary reduction plans not subject to ERISA.  Nationwide will continue to accept applications and in-service transfers for individual 403(b) Tax Sheltered Annuity contracts used for 403(b) plans that are subject to ERISA and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.

Commencing in 2009, Tax Sheltered Annuities must be issued pursuant to a written plan, and the plan must satisfy various administrative requirements.  You should check with your employer to ensure that these requirements will be satisfied in a timely manner.

Federal Tax Considerations

Federal Income Taxes

The tax consequences of purchasing a contract described in this prospectus will depend on:

•	the type of contract purchased;

•	the purposes for which the contract is purchased; and

•	the personal circumstances of individual investors having interests in the contracts.

Existing tax rules are subject to change, and may affect individuals differently depending on their situation.  Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.

Representatives of the Internal Revenue Service have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment.  In 2003, the Internal Revenue Service issued formal guidance, in Revenue Ruling 2003-91, that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment.  The Internal Revenue Service has also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment.  The revenue ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment.  Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Internal Revenue Code, Nationwide will take whatever steps are available to remain in compliance.

If the contract is purchased as an investment of certain retirement plans (such as qualified retirement plans, Individual Retirement Accounts, and custodial accounts as described in Sections 401 and 408(a) of the Internal Revenue Code), tax advantages enjoyed by the contract owner and/or annuitant may relate to participation in the plan rather than ownership of the annuity contract.  Such plans are permitted to purchase investments other than annuities and retain tax-deferred status.

The following is a brief summary of some of the federal income tax considerations related to the contracts.  In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes.  The tax rules across all states and localities are not uniform and therefore will not be discussed in this prospectus.  Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed.  Nothing in this prospectus should be considered to be tax advice.  Contract owners and prospective contract owners should consult a financial consultant, tax adviser or legal counsel to discuss the taxation and use of the contracts.

IRAs, SEP IRAs and Simple IRAs

Distributions from IRAs, SEP IRAs and Simple IRAs are generally taxed as ordinary income when received.  If any of the amount s contributed to the Individual Retirement Annuity were nondeductible for federal income tax purposes, then a portion of each distribution is excludable from income.

If distributions of income from an IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to the regular income tax, and an additional penalty tax of 10% is generally applicable.  (For Simple IRAs, the 10% penalty is increased to 25% if the distribution is made during the 2-year period beginning on the date that the individual first participated in the Simple IRA.)  The 10% penalty tax can be avoided if the distribution is:

•	made to a beneficiary on or after the death of the owner;

•	attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

•
part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

•	used for qualified higher education expenses; or

•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.

122

Roth IRAs

Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions."  A "qualified distribution" is one that satisfies the five-year rule and meets one of the following requirements:

•	it is made on or after the date on which the contract owner attains age 59½;

•	it is made to a beneficiary (or the contract owner’s estate) on or after the death of the contract owner;

•	it is attributable to the contract owner’s disability; or

•	it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.

The five-year rule generally is satisfied if the distribution is not made within the five year period beginning with the first taxable year in which a contribution is made to any Roth IRA established for the owner.

A qualified distribution is not included in gross income for federal income tax purposes.

A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA.  Any non-qualified distribution in excess of total contributions is includable in the contract owner’s gross income as ordinary income in the year that it is distributed to the contract owner.

Special rules apply for Roth IRAs that have proceeds received from an IRA prior to January 1, 1999 if the owner elected the special 4-year income averaging provisions that were in effect for 1998.

If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%.  The penalty tax can be avoided if the distribution is:

•	made to a beneficiary on or after the death of the owner;

•	attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

•
part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

•	for qualified higher education expenses; or

•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.

Tax Sheltered Annuities

Distributions from Tax Sheltered Annuities are generally taxed when received.  A portion of each distribution after the annuitization date  is excludable from income based on a formula established pursuant to the Internal Revenue Code.  The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered.  Thereafter all distributions are fully taxable.

If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%.  The penalty tax can be avoided if the distribution is:

•	made to a beneficiary on or after the death of the owner;

•	attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

•
part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary; or

•	made to the owner after separation from service with his or her employer after age 55.

A loan from a Tax Sheltered Annuity generally is not considered to be a distribution, and is therefore generally not taxable.  However, if the loan is not repaid in accordance with the repayment schedule, the entire balance of the loan would be treated as being in default, and the defaulted amount would be treated as being distributed to the participant as a taxable distribution.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.

Non-Qualified Contracts - Natural Persons as Contract Owners

Generally, the income earned inside a Non-Qualified Annuity Contract that is owned by a natural person is not taxable until it is distributed from the contract.

Distributions before the Annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the contract owner’s investment in the contract at the time of the distribution.  In general, the investment in the contract is equal to the purchase payment s made with after-tax dollars.  Distributions, for this purpose, include full and partial surrenders, any portion of the contract that is assigned or pledged, amounts borrowed from the contract, or any portion of the contract that is transferred by gift.  For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.

With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income.  The amount excludable from each annuity payment is determined by multiplying the annuity payment by a fraction which is equal to the contract owner’s investment in the contract, divided by the expected return on the contract.  Once the entire investment in the contract is recovered, all distributions are fully includable in income.  The maximum amount excludable from income is the

123

investment in the contract.  If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.

In determining the taxable amount of a distribution, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.

A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982.  For those contracts, distributions that are made prior to the annuitization date are treated first as a recovery of the investment in the contract as of that date.  A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.

The Internal Revenue Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59½.  The amount of the penalty is 10% of the portion of any distribution that is includable in gross income.  The penalty tax does not apply if the distribution is:

•	the result of a contract owner’s death;

•	the result of a contract owner’s disability, (as defined in the Internal Revenue Code);

•
one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or

•	is allocable to an investment in the contract before August 14, 1982.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.

Non-Qualified Contracts - Non-Natural Persons as Contract Owners

The previous discussion related to the taxation of Non-Qualified Contracts owned by individuals.  Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.

Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts under the Internal Revenue Code.  Therefore, income earned under a Non-Qualified Contract that is owned by a non-natural person is taxed as ordinary income during the taxable year that it is earned.  Taxation is not deferred, even if the income is not distributed out of the contract.  The income is taxable as ordinary income, not capital gain.

The non-natural persons rules do not apply to all entity-owned contracts.  For purposes of the non-natural persons rule, a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual.  This would cause the contract to be treated as an annuity under the Internal Revenue Code, allowing tax deferral.  However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.

The non-natural persons rules also do not apply to contracts that are:

•	acquired by the estate of a decedent by reason of the death of the decedent;

•	issued in connection with certain qualified retirement plans and individual retirement plans;

•	purchased by an employer upon the termination of certain qualified retirement plans; or

•	immediate annuities within the meaning of Section 72(u) of the Internal Revenue Code.

If the annuitant dies before the contract is completely distributed, the balance may be included in the annuitant’s gross estate for tax purposes, depending on the obligations that the non-natural owner may have owed to the annuitant.

Tax Treatment of a Partial 1035 Exchange With Subsequent Withdrawal

In March 2008, the IRS issued Rev. Proc. 2008-24, which addresses the income tax consequences of the direct transfer of a portion of the cash value of an annuity contract in exchange for the issuance of a second annuity contract.  A direct transfer that satisfies the revenue procedure will be treated as a tax-free exchange under section 1035 of the Internal Revenue Code if, for a period of at least 12 months from the date of the direct transfer, there are no distributions or surrenders from either annuity contract involved in the exchange.  In addition, the tax-free status of the exchange may still be preserved despite a distribution or surrender from either contract if the contract owner can show that between the date of the direct transfer and the distribution or surrender, one of the conditions described under section 72(q)(2) of the Internal Revenue Code that would exempt the distribution from the 10% early distribution penalty (such as turning age 59½, or becoming disabled; but not a series of substantially equal periodic payments or an immediate annuity) or “other similar life event” such as divorce or loss of employment occurred.  Absent a showing of such an occurrence, Rev. Proc. 2008-24 concludes that the direct transfer would fail to qualify as a tax-free 1035 exchange, and the full amount transferred from the original contract would be treated as a taxable distribution, followed by the purchase of a new annuity contract.  Rev. Proc. 2008-24 applies to direct transfers completed on or after June 30, 2008.  Please discuss any tax consequences concerning any contemplated or completed transactions with a professional tax advisor.

GMWB Rider.  Although the tax treatment is not clear, if you purchase the GMWB rider and you take a withdrawal from your Contract before the annuitization date, we intend to treat the following amount of the withdrawal as a taxable distribution:  the greater of (a) your account value immediately before the distribution (b) your Guaranteed Lifetime Amount immediately before the distribution, or (c) the remaining investment in the Contract.  In certain circumstances, this treatment with respect to the GMWB rider could result in your

124

account value being less than your investment in the Contract after such a withdrawal.  If you subsequently surrender your contract under such circumstances, you would have a loss that may be deductible.  If you purchase the GMWB rider in an IRA or Tax Sheltered Annuity, additional distributions may be required to satisfy the minimum distribution requirements. Please consult your tax advisor. .

Exchanges

As a general rule, federal income tax law treats exchanges of property in the same manner as a sale of the property.  However, pursuant to Section 1035 of the Code , an annuity contract may be exchange d tax-free for another annuity, provided that the obligee (the person to whom the annuity obligation is owed) is the same for both contracts .   If the exchange includes the receipt of property in addition to another annuity contract, such as cash, special rules may cause a portion of the transaction to be taxable.

In March 2008, the IRS issued Rev. Proc. 2008-24, which addresses the income tax consequences of the direct transfer of a portion of the cash value of an annuity contract in exchange for the issuance of a second annuity contract, sometimes referred to as a “partial exchange.”  A direct transfer that satisfies the revenue procedure will be treated as a tax-free exchange under section 1035 of the Internal Revenue Code if, for a period of at least 12 months from the date of the direct transfer, there are no distributions or surrenders from either annuity contract involved in the exchange.  In addition, the tax-free status of the exchange may still be preserved despite a distribution or surrender from either contract if the contract owner can show that between the date of the direct transfer and the distribution or surrender, one of the conditions described under section 72(q)(2) of the Internal Revenue Code that would exempt the distribution from the 10% early distribution penalty (such as turning age 59½, or becoming disabled; but not a series of substantially equal periodic payments or an immediate annuity) or “other similar life event” such as divorce or loss of employment occurred.  Absent a showing of such an occurrence, Rev. Proc. 2008-24 concludes that the direct transfer would fail to qualify as a tax-free 1035 exchange, and the full amount transferred from the original contract would be treated as a taxable distribution, followed by the purchase of a new annuity contract.  Rev. Proc. 2008-24 applies to direct transfers completed on or after June 30, 2008.

Withholding

Pre-death distributions from the contracts are subject to federal income tax.  Nationwide will withhold the tax from the distributions unless the contract owner requests otherwise.  If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:

•
the distribution is made directly to another Tax Sheltered Annuity, qualified pension or profit-sharing plan described in section 401(a), an eligible deferred compensation plan described in section 457(b) which is maintained by an eligible employer described in section 457(e)(1)(A) or IRA; or

•	the distribution satisfies the minimum distribution requirements imposed by the Internal Revenue Code.

In addition, under some circumstances, the Internal Revenue Code will not permit contract owners to waive withholding.  Such circumstances include:

•	if the payee does not provide Nationwide with a taxpayer identification number; or

•	if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.

If a contract owner is prohibited from waiving withholding, as described above, the distribution will be subject to mandatory back-up withholding.  The mandatory back-up withholding rate is established by Section 3406 of the Internal Revenue Code and is applied against the amount of income that is distributed.

Non-Resident Aliens

Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed.  Nationwide is required to withhold this amount and send it to the Internal Revenue Service.  Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies.  In order to obtain the benefits of such a treaty, the non-resident alien must:

(1)	provide Nationwide with a properly completed withholding certificate claiming the treaty benefit of a lower tax rate or exemption from tax; and

(2)	provide Nationwide with an individual taxpayer identification number.

If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.

Another exemption from the 30% withholding is for the non-resident alien to provide Nationwide with sufficient evidence that:

(1)	the distribution is connected to the non-resident alien’s conduct of business in the United States; and

(2)	the distribution is includable in the non-resident alien’s gross income for United States federal income tax purposes.

(3)	Provide Nationwide with a properly completed withholding certificate claiming the exemption.

Note that for the preceding exemption, the distributions would be subject to the same withholding rules that are applicable to payments to United States persons, including back-up withholding, which is currently at a rate of 28%, if a correct taxpayer identification number is not provided.

Federal Estate, Gift and Generation Skipping Transfer Taxes

The following transfers may be considered a gift for federal gift tax purposes:

125

•	a transfer of the contract from one contract owner to another; or

•	a distribution to someone other than a contract owner.

Upon the contract owner’s death, the value of the contract may be subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.

Section 2612 of the Internal Revenue Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any.  A direct skip is when property is transferred to, or a death benefit or other distribution is made to:

a)	an individual who is two or more generations younger than the contract owner; or

b)	certain trusts, as described in Section 2613 of the Internal Revenue Code (generally, trusts that have no beneficiaries who are not 2 or more generations younger than the contract owner).

If the contract owner is not an individual, then for this purpose only, "contract owner" refers to any person:

•	who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or

•	who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.

If a transfer is a direct skip, Nationwide will deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.

Charge for Tax

Nationwide is not required to maintain a capital gain reserve liability on Non-Qualified Contracts.  If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.

Diversification

Internal Revenue Code Section 817(h) contains rules on diversification requirements for variable annuity contracts.  A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:

•	the failure to diversify was accidental;

•	the failure is corrected; and

•	a fine is paid to the Internal Revenue Service.

The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.

If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract.  Nationwide believes that the investments underlying this contract meet these diversification requirements.

Tax Changes

The foregoing tax information is based on Nationwide’s understanding of federal tax laws.  It is NOT intended as tax advice.  All information is subject to change without notice.  You should consult with your personal tax and/or financial adviser for more information.

In 2001, the Economic Growth and Tax Relief Reconciliation Act (EGTRRA) was enacted.  EGTRRA made numerous changes to the Internal Revenue Code, including the following:

•	generally lowering federal income tax rates;

•	increasing the amounts that may be contributed to various retirement plans, such as IRAs, Tax Sheltered Annuities and Qualified Plans;

•	increasing the portability of various retirement plans by permitting IRAs, Tax Sheltered Annuities, Qualified Plans and certain governmental 457 plans to "roll" money from one plan to another;

•	eliminating and/or reducing the highest federal estate tax rates;

•	increasing the estate tax credit; and

•	for persons dying after 2009, repealing the estate tax.

In 2006, the Pension Protection Act of 2006 made permanent the EGTRRA provisions noted above that increase the amounts that may be contributed to various retirement plans and that increase the portability of various retirement plans. However, all of the other changes resulting from EGTRRA are scheduled to "sunset," or become ineffective, after December 31, 2010 unless they are extended by additional legislation.  If changes resulting from EGTRRA are not extended, beginning January 1, 2011, the Internal Revenue Code will be restored to its pre-EGTRRA form.

This creates uncertainty as to future tax requirements and implications.  Please consult a qualified tax or financial adviser for further information relating to EGTRRA and other tax issues.

Required Distributions

Any distribution paid that is NOT due to payment of the death benefit may be subject to a CDSC.

The Internal Revenue Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus.  Following is an overview of the required distribution rules applicable to each type of contract.  Please consult a qualified tax or financial adviser for more specific required distribution information.

Required Distributions – General Information

In general, a beneficiary is an individual or other entity that the contract owner designates to receive death proceeds upon the contract owner’s death.  The distribution rules in the Internal Revenue Code make a distinction between "beneficiary" and "designated beneficiary" when determining

126

the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the annuitant, or that are made from Non-Qualified Contracts after the death of the contract owner.  A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract.  Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.

Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-9.

Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner.  How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries.  For Non-Qualified Contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner’s death.  For contracts other than Non-Qualified Contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until September 30 of the year following the contract owner’s death.  If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period.  Any beneficiary that is not a designated beneficiary has a life expectancy of zero.

Required Distributions for Non-Qualified Contracts

Internal Revenue Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies.  The following distributions will be made in accordance with the following requirements:

(1)
If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.

(2)
If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) will be distributed within 5 years of the contract owner’s death, provided however:

(a)
any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary.  Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and

(b)
if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit.  Any distributions required under these distribution rules will be made upon that spouse’s death.

In the event that the contract owner is not a natural person (e.g., a trust or corporation), for purposes of these distribution provisions:

(a)	the death of the annuitant will be treated as the death of a contract owner;

(b)	any change of annuitant will be treated as the death of a contract owner; and

(c)	in either case, the appropriate distribution will be made upon the death or change, as the case may be.

These distribution provisions do not apply to any contract exempt from Section 72(s) of the Internal Revenue Code by reason of Section 72(s) (5) or any other law or rule.

Required Distributions for Tax Sheltered Annuities, IRAs, SEP IRAs, Simple IRAs and Roth IRAs

Distributions from a Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½.  Distributions may be paid in a lump sum or in substantially equal payments over:

(a)	the life of the contract owner or the joint lives of the contract owner and the contract owner’s designated beneficiary; or

(b)
a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-9, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner.  If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner’s spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Treasury Regulation 1.401(a) (9)-9.

For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the contract owner.

For IRAs, SEP IRAs and Simple IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA, SEP IRA or Simple IRA of the contract owner.

The Worker, Retiree, and Employer Recovery Act of 2008 provides that the normal required distribution rules will not be applicable to defined contribution plans (which generally includes IRAs, TSAs and SEP IRAs) during 2009.  However, annuitized distributions from such plans may not receive the same exception and should continue to be made.  Consequently, if you desire to forego the distribution that would be required to be made to you during 2009, you should consult with your advisor and notify us of your decision.

If the contract owner’s entire interest in a Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date.  The required beginning date is April 1 of the calendar year following the calendar year in which the

127

contract owner reaches age 70½.  The rules for Roth IRAs do not require distributions to begin during the contract owner’s lifetime, therefore, the required beginning date is not applicable to Roth IRAs.

Due to recent changes in Treasury Regulations, the amount used to compute the minimum distribution requirement may exceed the contract value.

If the contract owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a)
if the designated beneficiary is the contract owner’s spouse, the applicable distribution period is the surviving spouse’s remaining life expectancy using the surviving spouse’s birthday for each distribution calendar year after the calendar year of the contract owner’s death.  For calendar years after the death of the contract owner’s surviving spouse, the applicable distribution period is the spouse’s remaining life expectancy using the spouse’s age in the calendar year of the spouse’s death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse’s death;

(b)
if the designated beneficiary is not the contract owner’s surviving spouse, the applicable distribution period is the designated beneficiary’s remaining life expectancy using the designated beneficiary’s birthday in the calendar year immediately following the calendar year of the contract owner’s death, reduced by one for each calendar year that elapsed thereafter; and

(c)	if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the contract owner’s death.

If the contract owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a)
if the designated beneficiary is the contract owner’s spouse, the applicable distribution period is the surviving spouse’s remaining life expectancy using the surviving spouse’s birthday for each distribution calendar year after the calendar year of the contract owner’s death.  For calendar years after the death of the contract owner’s surviving spouse, the applicable distribution period is the greater of (a) the contract owner’s remaining life expectancy using the contract owner’s birthday in the calendar year of the contract owner’s death, reduced by one for each year thereafter; or (b) spouse’s remaining life expectancy using the spouse’s age in the calendar year of the spouse’s death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse’s death;

(b)
if the designated beneficiary is not the contract owner’s surviving spouse, the applicable distribution period is the greater of (a) the contract owner’s remaining life expectancy using the contract owner’s birthday in the calendar year of the contract owner’s death, reduced by one for each year thereafter; or (b)  the designated beneficiary’s remaining life expectancy using the designated beneficiary’s birthday in the calendar year immediately following the calendar year of the contract owner’s death, reduced by one for each calendar year that elapsed thereafter; and

(c)
if there is no designated beneficiary, the applicable distribution period is the contract owner’s remaining life expectancy using the contract owner’s birthday in the calendar year of the contract owner’s death, reduced by one for each year thereafter.

If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

For IRAs, SEP IRAs and Simple IRAs, all or a portion of each distribution will be included in the recipient’s gross income and taxed at ordinary income tax rates.  The portion of a distribution that is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution.  The owner of an IRA, SEP IRA or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all IRAs, SEP IRAs or Simple IRAs.

Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions."

As noted above, if you purchase the GMWB, additional distributions may be required to satisfy the minimum distribution requirements. Please consult your tax advisor.

128

Appendix D: State Variations

Described below are the variations to certain prospectus disclosure resulting from state law or the instruction provided by state insurance authorities as of the date of this prospectus.   Information regarding a state’s requirements does not mean that Nationwide currently offers contracts within that jurisdiction.   These variations are subject to change without notice and additional variations may be imposed as required by specific states.

Alabama - If the B Schedule is elected, purchase payments, if any, after the initial purchase payment may only be made until the later of the contract owner reaching age 62 or the second contract anniversary.  See “Operation of the Contract” subsection “Minimum Initial and Subsequent Purchase Payments” earlier in this prospectus for more information.

If the L Schedule is elected, subsequent purchase payments may be made until the later of the contract owner reaching age 66 or the sixth contract anniversary.  See “Operation of the Contract” subsection “Minimum Initial and Subsequent Purchase Payments” earlier in this prospectus for more information.

Connecticut - The Spousal Protection Feature and Spousal Continuation Benefit may not be limited to spouses. See “Optional Contract Benefits, Charges and Deductions” subsection “Spousal Protection Feature” and subsection “Spousal Continuation Benefit” earlier in this prospectus for more information.

Hawaii - Joint owners are not limited to spouses. See “Ownership and Interests in the Contract” earlier in this prospectus for more information.

If the Contract has been altered, Nationwide may rescind the contract and return contract value (less any applicable Contingent Deferred Sales Charge and/or market value adjustment) any time during the two years following the Date of Issue or the lifetime of the Annuitant, whichever is shorter.  See “Synopsis of the Contracts” subsection “Purpose of the Contracts” earlier in this prospectus for more information.

Maryland -   Transfers during the CPP Program Period are not permitted. See “Optional Contract Benefits, Charges and Deductions” subsection “Capital Preservation Plus Lifetime Income Option” subsection “Preservation Phase” earlier in this prospectus for more information.

Massachusetts -   The Long-Term Care/Nursing Home Waiver and Terminal Illness Waiver is not available.   See “Standard Charges and Deductions” subsection “Contingent Deferred Sales Charge” earlier in this prospectus for more information.

If the B Schedule is elected, purchase payments, if any, after the initial purchase payment may only be made until the later of the contract owner reaching age 62 or the second contract anniversary.  See “Operation of the Contract” subsection “Minimum Initial and Subsequent Purchase Payments” earlier in this prospectus for more information.

If the L Schedule is elected, subsequent purchase payments may be made until the later of the contract owner reaching age 66 or the sixth contract anniversary.  See “Operation of the Contract” subsection “Minimum Initial and Subsequent Purchase Payments” earlier in this prospectus for more information.

New Jersey -   Charitable Remainder Trust contract type is not available.   See “Synopsis of the Contracts” earlier in this prospectus for more information.

Joint owners are not limited to spouses. See “Ownership and Interests in the Contract” earlier in this prospectus for more information.

The Beneficiary Protector II Option is not available. See “Optional Contract Benefits, Charges and Deductions” subsection “Beneficiary Protector II Option” earlier in this prospectus for more information.

The Long-Term Care/Nursing Home and Terminal Illness Waiver is not available.   See “Standard Charges and Deductions” subsection “Contingent Deferred Sales Charge” earlier in this prospectus for more information.

For CDSC-free partial surrenders, the amount required to meet IRC minimum distribution requirements is not included in the calculation to determine the amount that may be surrendered without CDSC.   See “Standard Charges and Deductions” subsection “Contingent Deferred Sales Charge” subsection “Waiver of Contingent Deferred Sales Charge” earlier in this prospectus for more information.

The aged-based component of the calculation to determine the withdrawal amount that may be surrendered without CDSC under the Systematic Withdrawals program is not available.   See “Contract Owner Services” subsection “Systematic Withdrawals” earlier in this prospectus for more information.

Total purchase payments may not exceed $2,000,000 or ($1,000,000 if an optional rider is elected).  See “Synopsis of the Contracts” subsection “Minimum Initial and Subsequent Purchase Payments” earlier in this prospectus for more information.

A contract owner cannot meet the minimum initial purchase payment requirement by making purchase payments equal to the required minimum over the course of the first contract year.  See “Synopsis of the Contracts” subsection “Minimum Initial and Subsequent Purchase Payment” earlier in this prospectus for more information.

The calculations used to determine the amount of the One-Year Enhanced Death Benefit, One-Month Enhanced Death Benefit and Combination Enhanced Death Benefit if the annuitant dies prior to the annuitization date and the total of all purchase payments made

129

to the contract is greater than $3,000,000 are not applicable.  See “Death Benefits” subsection “Death Benefit Calculations” earlier in this prospectus for more information.

New York - The Long-Term Care/Nursing Home and Terminal Illness Waiver is not available.   See “Standard Charges and Deductions” subsection “Contingent Deferred Sales Charge” earl ier in this prospectus for more information.

The Beneficiary Protector II Option is not available.  See “Optional Contract Benefits, Charges and Deductions” subsection “Beneficiary Protector II Option” earlier in this prospectus for more information.

Joint owners are not limited to spouses.   See “Ownership and Interests in the Contract” earlier in this prospectus for more information.

If no purchase payment is received three (3) years prior to the Annuitization date and, if the net amount to be applied to any annuity payment option at the annuitization date is less than   $2,000, Nationwide has the right to pay this amount in one lump sum instead of periodic annuity payments.  See “Annuitizing the Contract” subsection “Frequency and Amount of Annuity Payments” earlier in this prospectus for more information.

The Combination Enhanced Death Benefit Option is not available.  See “Death Benefits” subsection “Death Benefit Calculations” earlier in this prospectus for more information.

The One Month Enhanced Death Benefit Option is not available.  See “Death Benefits” subsection “Death Benefit Calculations” earlier in this prospectus for more information.

The Spousal Continuation Benefit is not available.  See “Optional Contract Benefits, Charges and Deductions” subsection “Spousal Continuation Benefit” earlier in this prospectus for more information.

The 5% Lifetime Income Option is only available for contracts issued in the State of New York.  See “Optional Contract Benefits, Charges and Deductions” subsection “5% Lifetime Income Option” earlier in this prospectus for more information.

The 10% Lifetime Income Option requires that the age of the person upon which the benefit depends (the “determining life”) must be between 57 and 85 years old at the time of application.  See “Optional Contract Benefits, Charges and Deductions” subsection “10% Lifetime Income Option” earlier in this prospectus for more information.

North Dakota -   The Beneficiary Protector II Option is not available. See “Optional Contract Benefits, Charges and Deductions” subsection “Beneficiary Protector II Option” earlier in this prospectus for more information.

Oregon -   Joint owners are not limited to spouses.     See “Ownership and Interests in the Contract” earlier in this prospectus for more information.

The maximum transferable amount from the fixed account will never be less than 25% of the allocation reaching the end of an interest rate guarantee period.   See “Operation of the Contract” subsection “Transfers Prior to Annuitization” subsection “Transfers from the Fixed Account” e arlier in this prospectus for more information.

The Enhanced Fixed Account Dollar Cost Averaging program offers a rate of interest of at least 0.05% over the standard declared rate for the fixed account.  See “Contract Owner Services” subsection “Enhanced Fixed Account Dollar Cost Averaging” earlier in this prospectus for more information.

If the annuitant dies prior to the annuitization date and the total of all purchase payments made to the contract is greater than $3,000,000 that portion of the Death Benefit will be the Contract value for the One-Year Enhanced Death Benefit, One-Month Enhanced Death Benefit and combination Enhanced Death.  See “Death Benefits” subsection “Death Benefit Calculations” earlier in this prospectus.

If the B Schedule is elected, purchase payments, if any, after the initial purchase payment may only be made until the later of the contract owner reaching age 62 or the second contract anniversary.  See “Operation of the Contract” subsection “Minimum Initial and Subsequent Purchase Payments” earlier in this prospectus for more information.

If the L Schedule is elected, subsequent purchase payments may be made until the later of the contract owner reaching age 66 or the sixth contract anniversary.  See “Operation of the Contract” subsection “Minimum Initial and Subsequent Purchase Payments” earlier in this prospectus for more information.

For contracts issued prior to March 15, 2006, Nationwide reserves the right to refuse with respect to the Fixed Account: (1) the allocation of additional Purchase Payments to the Fixed Account, (2) any transfers from the Variable Account to the Fixed Account, and/or (3) renewal of Fixed Account allocations reaching the end of the current guaranteed interest rate period. For the preceding item no. (3), in the event the Contract Owner does not direct Nationwide as to the new allocation of Fixed Account proceeds reaching the end of the guaranteed rate period, Nationwide will transfer such Fixed Account proceeds to a money market Sub-Account.  See “Operation of the Contract” earlier in this prospectus for more information.

Pennsylvania -   The Long-Term Care/Nursing Home and Terminal Illness Waiver is not available.   See “Standard Charges and Deductions” subsection “Contingent Deferred Sales Charge” earlier in this prospectus for more information.

Joint owners are not limited to spouses.   See “Ownership and Interests in the Contract” earlier in this prospectus for more information.

130

Texas -   Contingent Deferred Sales Charge (CDSC) will not apply if the Contract Owner (or Annuitant if the Contract has a non-natural owner) is confined to a Long Term Care Facility or Hospital for a continuous 90 day period after the first Contract Anniversary.  A request for waiver must be in writing, include proof of confinement in a form satisfactory to Nationwide, and be recorded at the home office prior to the waiver of CDSC.  Written proof of confinement is a bill or a statement from the Physician or from the Long Term Care Facility or Hospital, as defined, that demonstrates the continuous 90-day confinement of the Contract Owner at the time of withdrawal or Surrender occurring after the first Contract Anniversary.  The request for waiver must be received by Nationwide during the period of confinement or no later than 91 days after the confinement period ends.  If the request for waiver is received later than 91 days after the confinement period ends, the CDSC, if applicable, will be assessed.  See “Standard Charges and Deductions” subsection “Contingent Deferred Sales Charge” earlier in this prospectus for more information.

Contingent Deferred Sales Charge  (CDSC) will not be charged if the Contract Owner (or a Joint Owner) is diagnosed by a Physician (who is not a party to the contract or an immediate family member of a party to the Contract) to have a Terminal Illness at any time after the Contract has been issued.  Written notice requesting a Terminal Illness waiver of CDSC and proof of Terminal Illness must be provided by the physician to Nationwide and recorded at the home office prior to the waiver of Surrender charges.  See “Standard Charges and Deductions” subsection “Contingent Deferred Sales Charge” earlier in this prospectus for more information.

Vermont -   Joint owners are not limited to spouses.   See “Ownership and Interests in the Contract” earlier in this prospectus for more information.

Washington -   The Contingent Deferred Sales Charge (CDSC) free withdrawal privilege is available on surrenders (full and partial) of the contract equal to 15% of the net difference of purchase payments still subject to CDSC.  See “Standard Charges and Deductions” subsection “Contingent Deferred Sales Charge” earlier in this prospectus for more information.

Long Term Care is referred to as Extended Care.  See “Standard Charges and Deductions” subsection “Contingent Deferred Sales Charge” subsection “Long-Term Care/Nursing Home and Terminal Illness Waiver” earlier in this prospectus for more information.

If the B Schedule is elected, purchase payments, if any, after the initial purchase payment may only be made until the later of the contract owner reaching age 62 or the second contract anniversary.  See “Operation of the Contract” subsection “Minimum Initial and Subsequent Purchase Payments” earlier in this prospectus for more information.

If the L Schedule is elected, subsequent purchase payments may be made until the later of the contract owner reaching age 66 or the sixth contract anniversary.  See “Operation of the Contract” subsection “Minimum Initial and Subsequent Purchase Payments” earlier in this prospectus for more information.

For contracts issued prior to March 15, 2006, Nationwide reserves the right to refuse with respect to the Fixed Account: (1) the allocation of additional Purchase Payments to the Fixed Account, (2) any transfers from the Variable Account to the Fixed Account, and/or (3) renewal of Fixed Account allocations reaching the end of the current guaranteed interest rate period. For the preceding item no. (3), in the event the Contract Owner does not direct Nationwide as to the new allocation of Fixed Account proceeds reaching the end of the guaranteed rate period, Nationwide will transfer such Fixed Account proceeds to a money market Sub-Account.  See “Operation of the Contract” earlier in this prospectus for more information.

The Enhanced Fixed Account Dollar Cost Averaging program duration can not exceed 12 months. See “Contract Owner Services” subsection “Enhanced Fixed Account Dollar Cost Averaging” earlier in this prospectus for more information.

The Combination Enhanced Death Benefit Option is not available.  See “Death Benefits” subsection “Death Benefit Calculations” earlier in this prospectus for more information.

The Beneficiary Protector II Option is not available.  See “Optional Contract Benefits, Charges and Deductions” subsection “Beneficiary Protector II Option” earlier in this prospectus for more information.

131

STATEMENT OF ADDITIONAL INFORMATION

May 1, 2009

Individual Flexible Premium Deferred Variable Annuity Contracts

Issued by Nationwide Life Insurance Company
through its Nationwide Variable Account-II

This Statement of Additional Information is not a prospectus.  It contains information in addition to and more detailed than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 2009 .  The prospectus may be obtained from Nationwide Life Insurance Company by writing: 5100 Rings Road, RR1-04-F4, Dublin, Ohio 43017-1522, or calling 1-800-848-6331, TDD 1-800-238-3035.

General Information and History

The Nationwide Variable Account-II is a separate investment account of Nationwide Life Insurance Company ("Nationwide").  Nationwide is a member of the Nationwide group of companies.  All of Nationwide's common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company.   The Nationwide group of companies is one of America’s largest insurance and financial services family of companies, with combined assets of over $ 135 billion as of December 31, 2008 .

Services

Nationwide, which has responsibility for administration of the contracts and the variable account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each contract owner and the number and type of contract issued to each contract owner and records with respect to the contract value.

The custodian of the assets of the variable account is Nationwide.  Nationwide will maintain a record of all purchases and redemptions of shares of the underlying mutual funds.  Nationwide, or its affiliates, may have entered into agreements with the underlying mutual funds and/or their affiliates.  The agreements relate to services furnished by Nationwide or an affiliate of Nationwide.  Some of the services provided include distribution of underlying fund prospectuses, semi-annual and annual fund reports, proxy materials and fund communications, as well as maintaining the websites and voice response systems necessary for contract owners to execute trades in the funds.  Nationwide also acts as a limited agent for the fund for purposes of accepting the trades.

See “Underlying Mutual Fund Payments” located in the prospectus.

Distribution, Promotional and Sales Expenses

In addition to or partially in lieu of commission, Nationwide may pay the selling firms a marketing allowance, which is based on the firm’s ability and demonstrated willingness to promote and market Nationwide's products.  How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities, such as training and education, that may contribute to the promotion and marketing of Nationwide's products.  Nationwide makes certain assumptions about the amount of marketing allowance it will pay and takes these assumptions into consideration when it determines the charges that will be assessed under the contracts.  For the contracts described in the prospectus, Nationwide assumed 0.75% (of the Daily Net Assets of the variable account) for marketing allowance when determining the charges for the contracts.  The actual amount of the marketing allowance may be higher or lower than this assumption.  If the actual amount of marketing allowance paid is more that what was assumed, Nationwide will fund the difference.  Nationwide generally does not profit from any excess marketing allowance if the amount assumed was higher than what is actually paid.  Any excess would be spent on additional marketing for the contracts.  For more information about marketing allowance or how a particular selling firm uses marketing allowances, please consult with your registered representative.

Independent Registered Public Accounting Firm

The financial statements of Nationwide Variable Account-II and the consolidated financial statements and schedules of Nationwide Life Insurance Company and subsidiaries for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.  The audit report of KPMG LLP covering the December 31, 2008 consolidated financial statements and schedules of Nationwide Life Insurance Company and subsidiaries contains an explanatory paragraph that states that Nationwide Life Insurance Company and subsidiaries adopted the American Institute of Certified Public Accountants' Statement of Position 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts, in 2007.  KPMG LLP is located at 191 West Nationwide Blvd., Columbus, Ohio 43215.

Purchase of Securities Being Offered

The contracts will be sold by licensed insurance agents in the states where the contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the Financial Industry Regulatory Authority (“FINRA”).

Underwriters

The contracts, which are offered continuously, are distributed by Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide.  For contracts issued in Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation.  During the fiscal years ended December 31, 2008 , 2007 and 2006 , no underwriting commissions were paid by Nationwide to NISC.

Advertising

Money Market Yields

Nationwide may advertise the "yield" and "effective yield" for the money market sub-account.  Yield and effective yield are annualized, which means that it is assumed that the underlying mutual fund generates the same level of net income throughout a year.

Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the underlying mutual fund’s units.  The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC.  Thus, effective yield will be slightly higher than yield, due to the compounding.

Historical Performance of the Sub-Accounts

Nationwide will advertise historical performance of the sub-accounts in accordance with SEC prescribed calculations.  Performance information is annualized.  However, if a sub-account has been available in the variable account for less than one year, the performance information for that sub-account is not annualized.

Performance information is based on historical earnings and is not intended to predict or project future results.

Standardized performance will reflect the maximum variable account charges possible under the contract, the Contract Maintenance Charge, and the standard CDSC schedule.  Non-standardized performance, which will be accompanied by standardized performance, will reflect other expense structures contemplated under the contract.  The expense assumptions will be stated in the advertisement.

Additional Materials

Nationwide may provide information on various topics to contract owners and prospective contract owners in advertising, sales literature or other materials.

Performance Comparisons

Each sub-account may, from time to time, include in advertisements the ranking of its performance figures compared with performance figures of other annuity contracts’ sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

Annuity Payments

See "Frequency and Amount of Annuity Payments" located in the prospectus.

Condensed Financial Information

The following funds were added to the variable account effective May 1, 2009, therefore, no Condensed Financial Information is available:

BlackRock Variable Series Funds, Inc.
•	BlackRock Global Allocation V.I. Fund - Class III
Nationwide Variable Insurance Trust (“NVIT”)
•	AllianceBernstein NVIT Global Fixed Income Fund-Class III
•	American Century NVIT Multi Cap Value Fund-Class II
•	Gartmore NVIT Worldwide Leaders Fund-Class VI
•	NVIT Investor Destinations Balanced Fund-Class II
•	NVIT Investor Destinations Capital Appreciation Fund-Class II
•	Oppenheimer NVIT Large Cap Growth Fund-Class II
•	Templeton NVIT International Value Fund-Class III
PIMCO Variable Insurance Trust
•	Foreign Bond Portfolio (Unhedged): Advisor Class
•	Low Duration Portfolio: Advisor Class
Ivy Funds Variable Insurance Portfolios, Inc.
•	Asset Strategy
Wells Fargo Advantage Funds® Variable Trust
•	VT Small Cap Growth Fund

No Additional Contract Options Elected (Total 1.55%)
(Variable account charges of 1.55% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	17.655055	8.359494	-52.65%	266,626	2008
	17.693248	17.655055	-0.22%	316,325	2007
	15.911853	17.693248	11.20%	280,259	2006
	15.329555	15.911853	3.80%	282,567	2005
	14.048227	15.329555	9.12%	189,943	2004
	10.000000	14.048227	40.48%	57,589	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	17.153018	9.688525	-43.52%	81,536	2008
	15.594825	17.153018	9.99%	98,625	2007
	14.934929	15.594825	4.42%	96,195	2006
	13.970911	14.934929	6.90%	89,902	2005
	13.345701	13.970911	4.68%	85,857	2004
	10.000000	13.345701	33.46%	14,564	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	21.208266	11.038967	-47.95%	98,836	2008
	19.488316	21.208266	8.83%	140,239	2007
	17.026419	19.488316	14.46%	92,760	2006
	15.827142	17.026419	7.58%	82,293	2005
	13.946733	15.827142	13.48%	70,346	2004
	10.000000	13.946733	39.47%	20,224	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	18.324774	10.698858	-41.62%	62,511	2008
	17.752066	18.324774	3.23%	88,982	2007
	15.412996	17.752066	15.18%	118,474	2006
	14.967070	15.412996	2.98%	136,757	2005
	13.668790	14.967070	9.50%	148,103	2004
	10.000000	13.668790	36.69%	103,262	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	20.431924	12.924190	-36.75%	140,916	2008
	20.443104	20.431924	-0.05%	50,629	2007
	18.181920	20.443104	12.44%	77,326	2006
	17.318860	18.181920	4.98%	73,471	2005
	14.773508	17.318860	17.23%	73,844	2004
	10.000000	14.773508	47.74%	23,617	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	17.289181	11.109645	-35.74%	54,206	2008
	17.639354	17.289181	-1.99%	75,096	2007
	15.337483	17.639354	15.01%	98,177	2006
	14.904956	15.337483	2.90%	120,418	2005
	13.448505	14.904956	10.83%	145,537	2004
	10.000000	13.448505	34.49%	55,720	2003*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II - Q/NQ	23.258962	12.616797	-45.76%	4,784	2008
	20.036825	23.258962	16.08%	6,730	2007
	16.314652	20.036825	22.81%	6,993	2006
	14.650579	16.314652	11.36%	7,606	2005
	12.965554	14.650579	13.00%	9,807	2004
	10.000000	12.965554	29.66%	8,630	2003*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV - Q/NQ	17.843429	9.670057	-45.81%	138,789	2008
	15.373860	17.843429	16.06%	134,177	2007
	12.505729	15.373860	22.93%	96,238	2006
	11.243385	12.505729	11.23%	96,649	2005
	10.000000	11.243385	12.43%	64,654	2004*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	12.723210	9.455818	-25.68%	354,992	2008
	13.245918	12.723210	-3.95%	287,705	2007
	11.190493	13.245918	18.37%	147,453	2006
	10.000000	11.190493	11.90%	66,054	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II - Q/NQ	16.103370	9.250785	-42.55%	62,516	2008
	13.536867	16.103370	18.96%	84,443	2007
	14.231692	13.536867	-4.88%	87,890	2006
	14.175203	14.231692	0.40%	94,728	2005
	13.019603	14.175203	8.88%	51,127	2004
	10.000000	13.019603	30.20%	14,891	2003*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	17.122646	12.338621	-27.94%	503,864	2008
	18.368970	17.122646	-6.78%	463,922	2007
	15.749395	18.368970	16.63%	413,816	2006
	15.256055	15.749395	3.23%	346,015	2005
	13.572423	15.256055	12.40%	210,929	2004
	10.000000	13.572423	35.72%	60,217	2003*

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class II - Q/NQ	16.693349	8.428448	-49.51%	156,601	2008
	12.153253	16.693349	37.36%	211,247	2007
	11.337825	12.153253	7.19%	21,172	2006
	10.000000	11.337825	13.38%	9,000	2005*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	11.675414	11.311836	-3.11%	1,047,060	2008
	10.831848	11.675414	7.79%	768,959	2007
	10.830006	10.831848	0.02%	698,313	2006
	10.830792	10.830006	-0.01%	734,378	2005
	10.397160	10.830792	4.17%	461,741	2004
	10.000000	10.397160	3.97%	107,756	2003*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	20.302551	13.808480	-31.99%	148,752	2008
	20.759940	20.302551	-2.20%	195,648	2007
	18.429940	20.759940	12.64%	154,732	2006
	17.456555	18.429940	5.58%	139,528	2005
	14.547569	17.456555	20.00%	106,947	2004
	10.000000	14.547569	45.48%	22,865	2003*

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	17.402119	10.738206	-38.29%	618,026	2008
	16.837179	17.402119	3.36%	604,664	2007
	14.844276	16.837179	13.43%	606,033	2006
	14.437205	14.844276	2.82%	492,542	2005
	13.288774	14.437205	8.64%	366,732	2004
	10.000000	13.288774	32.89%	99,794	2003*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	16.112569	11.147858	-30.81%	150,566	2008
	15.318047	16.112569	5.19%	148,094	2007
	13.388549	15.318047	14.41%	157,635	2006
	13.060934	13.388549	2.51%	169,686	2005
	12.659360	13.060934	3.17%	141,209	2004
	10.000000	12.659360	26.59%	32,202	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares - Q/NQ	13.926800	8.531866	-38.74%	13,296	2008
	15.946000	13.926800	-12.66%	18,337	2007
	15.645527	15.946000	1.92%	47,030	2006
	15.054647	15.645527	3.92%	66,164	2005
	13.770609	15.054647	9.32%	60,831	2004
	10.000000	13.770609	37.71%	27,197	2003*

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	15.053736	9.786997	-34.99%	9,431	2008
	16.965291	15.053736	-11.27%	14,132	2007
	14.793062	16.965291	14.68%	14,766	2006
	14.340380	14.793062	3.16%	19,956	2005
	13.302272	14.340380	7.80%	21,950	2004
	10.000000	13.302272	33.02%	8,714	2003*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	16.822451	11.648071	-30.76%	8,890	2008
	15.586008	16.822451	7.93%	10,805	2007
	13.672848	15.586008	13.99%	10,203	2006
	13.655998	13.672848	0.12%	13,855	2005
	12.950240	13.655998	5.45%	11,429	2004
	10.000000	12.950240	29.50%	9,296	2003*

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	9.977420	9.737944	-2.40%	86,679	2008
	10.288158	9.977420	-3.02%	37,435	2007
	10.000000	10.288158	2.88%	14,642	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	10.967524	9.981989	-8.99%	453,565	2008
	10.596449	10.967524	3.50%	441,957	2007
	10.356857	10.596449	2.31%	391,065	2006
	10.416653	10.356857	-0.57%	339,689	2005
	10.240682	10.416653	1.72%	268,734	2004
	10.000000	10.240682	2.41%	110,639	2003*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	22.037817	12.433522	-43.58%	1,689,630	2008
	19.084463	22.037817	15.48%	1,896,799	2007
	17.395451	19.084463	9.71%	1,454,900	2006
	15.146949	17.395451	14.84%	1,109,346	2005
	13.360088	15.146949	13.37%	677,960	2004
	10.000000	13.360088	33.60%	157,053	2003*

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	22.017380	9.882871	-55.11%	643,866	2008
	15.356683	22.017380	43.37%	634,358	2007
	13.375380	15.356683	14.81%	431,372	2006
	10.000000	13.375380	33.75%	143,898	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	18.357799	10.335319	-43.70%	810,746	2008
	18.414103	18.357799	-0.31%	847,967	2007
	15.595190	18.414103	18.08%	803,734	2006
	15.004214	15.595190	3.94%	685,232	2005
	13.701281	15.004214	9.51%	536,807	2004
	10.000000	13.701281	37.01%	147,466	2003*

Fidelity Variable Insurance Products Fund - VIP Freedom 2010 Portfolio: Service Class 2 - Q/NQ	12.303731	9.064247	-26.33%	252,625	2008
	11.527587	12.303731	6.73%	165,955	2007
	10.684933	11.527587	7.89%	69,182	2006
	10.000000	10.684933	6.85%	10,778	2005*

Fidelity Variable Insurance Products Fund - VIP Freedom 2020 Portfolio: Service Class 2 - Q/NQ	13.085837	8.657156	-33.84%	699,807	2008
	12.088109	13.085837	8.25%	343,700	2007
	10.991345	12.088109	9.98%	168,693	2006
	10.000000	10.991345	9.91%	89,222	2005*

Fidelity Variable Insurance Products Fund - VIP Freedom 2030 Portfolio: Service Class 2 - Q/NQ	13.615422	8.287473	-39.13%	204,800	2008
	12.451308	13.615422	9.35%	114,170	2007
	11.199314	12.451308	11.18%	47,904	2006
	10.000000	11.199314	11.99%	14,952	2005*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	19.098667	9.907071	-48.13%	305,855	2008
	15.317352	19.098667	24.69%	454,630	2007
	14.598405	15.317352	4.92%	253,710	2006
	14.054233	14.598405	3.87%	255,762	2005
	13.843267	14.054233	1.52%	299,433	2004
	10.000000	13.843267	38.43%	77,366	2003*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	11.133097	10.581133	-4.96%	2,953,846	2008
	10.865552	11.133097	2.46%	3,119,092	2007
	10.597769	10.865552	2.53%	1,264,707	2006
	10.563999	10.597769	0.32%	591,754	2005
	10.298811	10.563999	2.57%	368,087	2004
	10.000000	10.298811	2.99%	99,629	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	25.675775	15.265689	-40.54%	874,646	2008
	22.613645	25.675775	13.54%	928,095	2007
	20.434234	22.613645	10.67%	709,017	2006
	17.586538	20.434234	16.19%	586,811	2005
	14.330025	17.586538	22.73%	362,071	2004
	10.000000	14.330025	43.30%	94,279	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	25.775483	14.220278	-44.83%	13,481	2008
	22.368891	25.775483	15.23%	16,430	2007
	19.291470	22.368891	15.95%	20,008	2006
	16.495894	19.291470	16.95%	22,417	2005
	14.786862	16.495894	11.56%	41,774	2004
	10.000000	14.786862	47.87%	23,035	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	17.217332	9.501199	-44.82%	415,436	2008
	14.940911	17.217332	15.24%	527,862	2007
	12.880975	14.940911	15.99%	285,501	2006
	11.018158	12.880975	16.91%	199,025	2005
	10.000000	11.018158	10.18%	108,951	2004*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	22.284385	10.686945	-52.04%	114,742	2008
	21.468976	22.284385	3.80%	139,798	2007
	18.796976	21.468976	14.22%	153,087	2006
	18.639733	18.796976	0.84%	157,412	2005
	16.631467	18.639733	12.08%	146,591	2004
	10.000000	16.631467	66.31%	55,071	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	11.338348	7.852078	-30.75%	1,257,471	2008
	11.100789	11.338348	2.14%	1,122,091	2007
	10.000000	11.100789	11.01%	420,270	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	16.190329	11.619602	-28.23%	690,606	2008
	16.900889	16.190329	-4.20%	773,498	2007
	14.656581	16.900889	15.31%	766,854	2006
	14.393506	14.656581	1.83%	773,355	2005
	13.171406	14.393506	9.28%	482,274	2004
	10.000000	13.171406	31.71%	116,991	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	20.787438	13.707856	-34.06%	364,016	2008
	21.631374	20.787438	-3.90%	315,057	2007
	18.781634	21.631374	15.17%	334,030	2006
	17.538843	18.781634	7.09%	288,403	2005
	14.396268	17.538843	21.83%	155,990	2004
	10.000000	14.396268	43.96%	37,629	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	10.000000	6.587021	-34.13%	52,520	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	20.259418	9.439464	-53.41%	315,573	2008
	15.991030	20.259418	26.69%	367,962	2007
	12.672560	15.991030	26.19%	221,758	2006
	10.000000	12.672560	26.73%	72,854	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	23.663871	13.889792	-41.30%	25,270	2008
	20.820180	23.663871	13.66%	36,717	2007
	17.412784	20.820180	19.57%	39,829	2006
	16.053650	17.412784	8.47%	41,985	2005
	13.757275	16.053650	16.69%	45,105	2004
	10.000000	13.757275	37.57%	34,490	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	16.954786	9.949452	-41.32%	2,255,944	2008
	14.918765	16.954786	13.65%	1,717,126	2007
	12.475534	14.918765	19.58%	723,956	2006
	11.505560	12.475534	8.43%	250,291	2005
	10.000000	11.505560	15.06%	79,371	2004*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	11.875430	12.417013	4.56%	469,604	2008
	10.864726	11.875430	9.30%	272,903	2007
	9.779318	10.864726	11.10%	176,196	2006
	10.000000	9.779318	-2.21%	57,961	2005*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	15.372591	12.703647	-17.36%	44,047	2008
	14.159291	15.372591	8.57%	49,497	2007
	13.025049	14.159291	8.71%	57,187	2006
	12.288153	13.025049	6.00%	60,726	2005
	11.525739	12.288153	6.61%	63,637	2004
	10.000000	11.525739	15.26%	22,672	2003*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	23.172237	12.704206	-45.17%	311,796	2008
	17.227590	23.172237	34.51%	155,888	2007
	16.036194	17.227590	7.43%	49,757	2006
	14.470859	16.036194	10.82%	50,293	2005
	12.459834	14.470859	16.14%	41,005	2004
	10.000000	12.459834	24.60%	29,519	2003*

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	17.517750	10.995628	-37.23%	22,820	2008
	16.766841	17.517750	4.48%	18,214	2007
	15.374397	16.766841	9.06%	23,602	2006
	14.079355	15.374397	9.20%	17,154	2005
	12.174698	14.079355	15.64%	9,432	2004
	10.000000	12.174698	21.75%	565	2003*

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	26.930569	12.670116	-52.95%	702,530	2008
	21.360209	26.930569	26.08%	617,049	2007
	14.789354	21.360209	44.43%	356,097	2006
	11.378339	14.789354	29.98%	68,131	2005
	10.000000	11.378339	13.78%	13,323	2004*

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	39.747268	18.692597	-52.97%	6,462	2008
	31.539310	39.747268	26.02%	7,479	2007
	21.847110	31.539310	44.36%	9,836	2006
	16.818162	21.847110	29.90%	11,451	2005
	14.393258	16.818162	16.85%	12,818	2004
	10.000000	14.393258	43.93%	7,521	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	16.040411	9.951723	-37.96%	92,097	2008
	14.676279	16.040411	9.29%	116,390	2007
	13.891974	14.676279	5.65%	134,670	2006
	13.537857	13.891974	2.62%	146,476	2005
	12.617314	13.537857	7.30%	106,675	2004
	10.000000	12.617314	26.17%	33,594	2003*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	19.517313	12.923075	-33.79%	486,511	2008
	18.426967	19.517313	5.92%	409,007	2007
	15.531401	18.426967	18.64%	389,943	2006
	14.817018	15.531401	4.82%	142,694	2005
	13.107080	14.817018	13.05%	53,352	2004
	10.000000	13.107080	31.07%	12,264	2003*

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	14.361748	7.573069	-47.27%	161,161	2008
	14.134937	14.361748	1.60%	1,790,480	2007
	11.629323	14.134937	21.55%	717,712	2006
	10.000000	11.629323	16.29%	50,513	2005*

Neuberger Berman Advisers Management Trust - AMT Mid Cap Growth Portfolio: S Class - Q/NQ	21.735627	12.087008	-44.39%	18,518	2008
	18.068670	21.735627	20.29%	26,297	2007
	16.032438	18.068670	12.70%	30,356	2006
	14.356783	16.032438	11.67%	31,885	2005
	12.567659	14.356783	14.24%	34,442	2004
	10.000000	12.567659	25.68%	29,004	2003*

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	12.788613	6.805179	-46.79%	141,717	2008
	12.606171	12.788613	1.45%	153,688	2007
	11.541962	12.606171	9.22%	266,855	2006
	10.000000	11.541962	15.42%	29,530	2005*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	10.546431	8.988635	-14.77%	2,503,709	2008
	10.225466	10.546431	3.14%	2,476,345	2007
	9.967204	10.225466	2.59%	970,023	2006
	9.979655	9.967204	-0.12%	297,450	2005
	10.058406	9.979655	-0.78%	210,631	2004
	10.000000	10.058406	0.58%	92,259	2003*

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	15.505443	9.239180	-40.41%	39,857	2008
	15.670243	15.505443	-1.05%	45,900	2007
	15.122090	15.670243	3.62%	47,712	2006
	14.926968	15.122090	1.31%	44,935	2005
	13.552337	14.926968	10.14%	28,737	2004
	10.000000	13.552337	35.52%	8,064	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	17.039924	10.158653	-40.38%	159,065	2008
	16.085034	17.039924	5.94%	2,277,441	2007
	14.368666	16.085034	11.95%	816,673	2006
	13.657697	14.368666	5.21%	130,469	2005
	12.246405	13.657697	11.52%	57,774	2004
	10.000000	12.246405	22.46%	10,301	2003*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.917058	7.547477	-30.87%	7,836,839	2008
	10.448212	10.917058	4.49%	4,723,853	2007
	10.000000	10.448212	4.48%	1,686,246	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.573953	9.382348	-11.27%	2,048,747	2008
	10.430304	10.573953	1.38%	905,297	2007
	10.000000	10.430304	4.30%	215,211	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	12.080556	7.297903	-39.59%	693,135	2008
	10.730389	12.080556	12.58%	523,245	2007
	10.000000	10.730389	7.30%	134,091	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	11.299224	6.205551	-45.08%	1,906,496	2008
	10.257600	11.299224	10.15%	1,353,923	2007
	10.000000	10.257600	2.58%	375,967	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	9.789543	5.969082	-39.03%	2,299,325	2008
	10.000000	9.789543	-2.10%	598,093	2007*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	14.405124	10.212317	-29.11%	112,240	2008
	14.188404	14.405124	1.53%	135,943	2007
	13.029576	14.188404	8.89%	184,240	2006
	12.926446	13.029576	0.80%	230,288	2005
	11.925811	12.926446	8.39%	304,236	2004
	10.000000	11.925811	19.26%	97,018	2003*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.536825	8.166545	-29.21%	370,462	2008
	11.359568	11.536825	1.56%	362,597	2007
	10.432214	11.359568	8.89%	296,008	2006
	10.000000	10.432214	4.32%	211,769	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class II - Q/NQ	49.453885	20.482111	-58.58%	6,890	2008
	34.600030	49.453885	42.93%	11,806	2007
	25.780818	34.600030	34.21%	15,292	2006
	19.787836	25.780818	30.29%	20,267	2005
	16.688663	19.787836	18.57%	36,798	2004
	10.000000	16.688663	66.89%	19,566	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Gartmore NVIT Emerging Markets Fund: Class VI - Q/NQ	29.468725	12.224203	-58.52%	384,578	2008
	20.580914	29.468725	43.18%	578,494	2007
	15.307966	20.580914	34.45%	469,485	2006
	11.735542	15.307966	30.44%	223,275	2005
	10.000000	11.735542	17.36%	56,708	2004*

NVIT Gartmore NVIT Global Utilities Fund: Class II - Q/NQ	26.497983	17.434541	-34.20%	5,161	2008
	22.419870	26.497983	18.19%	5,364	2007
	16.581940	22.419870	35.21%	9,484	2006
	15.860867	16.581940	4.55%	9,758	2005
	12.435017	15.860867	27.55%	10,041	2004
	10.000000	12.435017	24.35%	14,662	2003*

NVIT Gartmore NVIT International Equity Fund: Class VI - Q/NQ	10.000000	5.450702	-45.49%	26,522	2008*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ	10.000000	5.100655	-48.99%	30,304	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	10.000000	6.112260	-38.88%	3,155,960	2008*

NVIT NVIT Cardinal SM Aggressive Fund: Class II - Q/NQ	10.000000	6.346384	-36.54%	76,333	2008*

NVIT NVIT Cardinal SM Balanced Fund: Class II - Q/NQ	10.000000	7.906100	-20.94%	558,415	2008*

NVIT NVIT Cardinal SM Capital Appreciation Fund: Class II - Q/NQ	10.000000	7.185138	-28.15%	866,537	2008*

NVIT NVIT Cardinal SM Conservative Fund: Class II - Q/NQ	10.000000	9.054467	-9.46%	407,416	2008*

NVIT NVIT Cardinal SM Moderate Fund: Class II - Q/NQ	10.000000	7.542347	-24.58%	1,516,444	2008*

NVIT NVIT Cardinal SM Moderately Aggressive Fund: Class II - Q/NQ	10.000000	6.822678	-31.77%	1,653,274	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinal SM Moderately Conservative Fund: Class II - Q/NQ	10.000000	8.285451	-17.15%	461,300	2008*

NVIT NVIT Core Bond Fund: Class II - Q/NQ	10.000000	9.820358	-1.80%	11,959	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	10.000000	9.826168	-1.74%	19,937	2008*

NVIT NVIT Global Financial Services Fund: Class II - Q/NQ	21.193175	11.195288	-47.18%	4,984	2008
	21.836804	21.193175	-2.95%	5,374	2007
	18.470035	21.836804	18.23%	9,249	2006
	16.933487	18.470035	9.07%	9,660	2005
	14.242764	16.933487	18.89%	12,204	2004
	10.000000	14.242764	42.43%	3,304	2003*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	11.161070	11.836328	6.05%	3,690,400	2008
	10.580339	11.161070	5.49%	2,821,860	2007
	10.398996	10.580339	1.74%	1,215,118	2006
	10.228457	10.398996	1.67%	628,226	2005
	10.061282	10.228457	1.66%	444,181	2004
	10.000000	10.061282	0.61%	170,170	2003*

NVIT NVIT Health Sciences Fund: Class II - Q/NQ	17.506273	12.857129	-26.56%	8,127	2008
	15.748021	17.506273	11.16%	8,796	2007
	15.615253	15.748021	0.85%	11,990	2006
	14.660096	15.615253	6.52%	14,870	2005
	13.843609	14.660096	5.90%	20,748	2004
	10.000000	13.843609	38.44%	20,478	2003*

NVIT NVIT Health Sciences Fund: Class VI - Q/NQ	11.761486	8.632862	-26.60%	259,694	2008
	10.575321	11.761486	11.22%	198,026	2007
	10.487849	10.575321	0.83%	156,833	2006
	9.842041	10.487849	6.56%	122,811	2005
	10.000000	9.842041	-1.58%	73,687	2004*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	11.683575	6.545828	-43.97%	71,247	2008
	10.849859	11.683575	7.68%	63,702	2007
	10.000000	10.849859	8.50%	17,580	2006*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	12.206118	11.293147	-7.48%	1,726,245	2008
	11.766188	12.206118	3.74%	1,404,863	2007
	11.257041	11.766188	4.52%	1,178,987	2006
	11.067784	11.257041	1.71%	1,108,636	2005
	10.742263	11.067784	3.03%	1,023,994	2004
	10.000000	10.742263	7.42%	232,472	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	13.833173	11.569866	-16.36%	2,275,924	2008
	13.274345	13.833173	4.21%	2,278,481	2007
	12.435360	13.274345	6.75%	2,076,407	2006
	12.088323	12.435360	2.87%	1,738,059	2005
	11.458318	12.088323	5.50%	1,260,027	2004
	10.000000	11.458318	14.58%	270,896	2003*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	15.591477	11.789156	-24.39%	7,455,235	2008
	14.989934	15.591477	4.01%	6,960,070	2007
	13.672978	14.989934	9.63%	5,587,819	2006
	13.183096	13.672978	3.72%	3,463,720	2005
	12.224868	13.183096	7.84%	2,058,089	2004
	10.000000	12.224868	22.25%	495,998	2003*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	17.905925	12.094384	-32.46%	7,152,012	2008
	17.135465	17.905925	4.50%	5,928,886	2007
	15.195027	17.135465	12.77%	3,947,551	2006
	14.414176	15.195027	5.42%	1,832,282	2005
	13.061546	14.414176	10.36%	1,037,319	2004
	10.000000	13.061546	30.62%	243,371	2003*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	19.660277	12.223996	-37.82%	648,459	2008
	18.848451	19.660277	4.31%	673,670	2007
	16.381141	18.848451	15.06%	574,295	2006
	15.415605	16.381141	6.26%	443,383	2005
	13.732149	15.415605	12.26%	280,129	2004
	10.000000	13.732149	37.32%	33,671	2003*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	20.631395	12.904966	-37.45%	229,884	2008
	19.485008	20.631395	5.88%	235,244	2007
	18.009893	19.485008	8.19%	196,891	2006
	16.318252	18.009893	10.37%	238,967	2005
	14.321973	16.318252	13.94%	163,853	2004
	10.000000	14.321973	43.22%	47,203	2003*

NVIT NVIT Money Market Fund: Class I - Q/NQ	10.557396	10.607212	0.47%	4,618,298	2008
	10.234040	10.557396	3.16%	2,739,470	2007
	9.944219	10.234040	2.91%	1,873,233	2006
	9.837869	9.944219	1.08%	1,344,905	2005
	9.912328	9.837869	-0.75%	534,205	2004
	10.000000	9.912328	-0.88%	277,734	2003*

NVIT NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ	10.000000	6.060724	-39.39%	2,731,987	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager International Value Fund: Class II - Q/NQ	21.794871	11.483641	-47.31%	18,112	2008
	21.556091	21.794871	1.11%	21,328	2007
	17.887326	21.556091	20.51%	24,501	2006
	16.252579	17.887326	10.06%	30,700	2005
	13.757041	16.252579	18.14%	36,351	2004
	10.000000	13.757041	37.57%	16,408	2003*

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	15.380343	8.107963	-47.28%	1,282,471	2008
	15.213340	15.380343	1.10%	1,603,743	2007
	12.623671	15.213340	20.51%	715,926	2006
	11.468479	12.623671	10.07%	305,720	2005
	10.000000	11.468479	14.68%	108,459	2004*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	10.000000	6.294480	-37.06%	9,632	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	10.000000	6.282625	-37.17%	14,091	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	10.000000	6.204977	-37.95%	1,018,002	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	10.000000	6.687632	-33.12%	1,997,406	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ	17.763114	9.349301	-47.37%	130,573	2008
	16.478755	17.763114	7.79%	271,132	2007
	16.252330	16.478755	1.39%	92,419	2006
	15.322194	16.252330	6.07%	77,051	2005
	13.752422	15.322194	11.41%	54,401	2004
	10.000000	13.752422	37.52%	13,718	2003*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	20.525640	13.680046	-33.35%	143,934	2008
	22.475409	20.525640	-8.68%	149,758	2007
	19.495218	22.475409	15.29%	254,232	2006
	19.265423	19.495218	1.19%	133,683	2005
	16.725873	19.265423	15.18%	153,373	2004
	10.000000	16.725873	67.26%	66,083	2003*

NVIT NVIT Multi-Manager Small Company Fund: Class II - Q/NQ	20.865728	12.663030	-39.31%	394,663	2008
	20.801965	20.865728	0.31%	368,729	2007
	18.906663	20.801965	10.02%	294,929	2006
	17.144967	18.906663	10.28%	271,574	2005
	14.660913	17.144967	16.94%	151,927	2004
	10.000000	14.660913	46.61%	37,386	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	12.246596	9.971975	-18.57%	336,727	2008
	11.890527	12.246596	2.99%	311,332	2007
	11.519862	11.890527	3.22%	233,375	2006
	11.451083	11.519862	0.60%	225,800	2005
	10.917987	11.451083	4.88%	107,016	2004
	10.000000	10.917987	9.18%	20,744	2003*

NVIT NVIT Nationwide Fund: Class II - Q/NQ	17.700324	10.174487	-42.52%	2,180,451	2008
	16.665074	17.700324	6.21%	1,867,794	2007
	14.926434	16.665074	11.65%	715,675	2006
	14.163661	14.926434	5.39%	131,460	2005
	13.134414	14.163661	7.84%	72,107	2004
	10.000000	13.134414	31.34%	26,782	2003*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.000000	9.840303	-1.60%	164,780	2008*

NVIT NVIT Technology and Communications Fund: Class II - Q/NQ	19.692190	9.928121	-49.58%	4,205	2008
	16.669889	19.692190	18.13%	4,732	2007
	15.298222	16.669889	8.97%	5,809	2006
	15.659808	15.298222	-2.31%	6,334	2005
	15.289759	15.659808	2.42%	16,410	2004
	10.000000	15.289759	52.90%	20,951	2003*

NVIT NVIT Technology and Communications Fund: Class VI - Q/NQ	13.698074	6.903403	-49.60%	118,769	2008
	11.604772	13.698074	18.04%	167,091	2007
	10.599999	11.604772	9.48%	80,478	2006
	10.850535	10.599999	-2.31%	49,026	2005
	10.000000	10.850535	8.51%	32,655	2004*

NVIT NVIT U.S. Growth Leaders Fund: Class II - Q/NQ	21.344298	12.298822	-42.38%	120,811	2008
	17.755249	21.344298	20.21%	118,640	2007
	18.125604	17.755249	-2.04%	115,745	2006
	16.481889	18.125604	9.97%	116,457	2005
	14.934431	16.481889	10.36%	36,623	2004
	10.000000	14.934431	49.34%	18,088	2003*

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	17.534316	10.837264	-38.19%	733,340	2008
	18.288651	17.534316	-4.12%	1,471,260	2007
	16.074599	18.288651	13.77%	683,556	2006
	15.706338	16.074599	2.34%	211,670	2005
	13.625586	15.706338	15.27%	129,789	2004
	10.000000	13.625586	36.26%	24,573	2003*

NVIT Van Kampen NVIT Real Estate Fund: Class II - Q/NQ	10.000000	5.574716	-44.25%	30,722	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	17.573861	9.401007	-46.51%	353,385	2008
	15.679062	17.573861	12.08%	404,975	2007
	14.789202	15.679062	6.02%	420,595	2006
	14.324845	14.789202	3.24%	392,912	2005
	13.647463	14.324845	4.96%	358,493	2004
	10.000000	13.647463	36.47%	111,411	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	15.613350	9.169235	-41.27%	626,252	2008
	14.954489	15.613350	4.41%	685,725	2007
	12.938136	14.954489	15.58%	544,505	2006
	11.522606	12.938136	12.28%	570,042	2005
	10.000000	11.522606	15.23%	265,479	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	23.997472	14.096740	-41.26%	57,382	2008
	22.979914	23.997472	4.43%	67,538	2007
	19.887489	22.979914	15.55%	76,338	2006
	17.709664	19.887489	12.30%	87,308	2005
	15.131768	17.709664	17.04%	101,839	2004
	10.000000	15.131768	51.32%	67,810	2003*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	9.548648	2.008768	-78.96%	268,965	2008
	10.000000	9.548648	-4.51%	157,330	2007*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	13.703811	2.890627	-78.91%	165,374	2008
	13.986332	13.703811	-2.02%	254,613	2007
	13.005963	13.986332	7.54%	395,459	2006
	12.950484	13.005963	0.43%	348,250	2005
	12.097975	12.950484	7.05%	324,608	2004
	10.000000	12.097975	20.98%	116,503	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	16.985768	10.263008	-39.58%	2,208,410	2008
	16.566871	16.985768	2.53%	2,017,300	2007
	14.662948	16.566871	12.98%	1,023,364	2006
	14.084571	14.662948	4.11%	397,519	2005
	13.107555	14.084571	7.45%	285,723	2004
	10.000000	13.107555	31.08%	66,604	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ	20.980438	12.805087	-38.97%	785,629	2008
	21.613466	20.980438	-2.93%	608,257	2007
	19.146339	21.613466	12.89%	303,516	2006
	17.724915	19.146339	8.02%	130,730	2005
	15.106504	17.724915	17.33%	79,986	2004
	10.000000	15.106504	51.07%	24,025	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB - Q/NQ	14.709772	8.877511	-39.65%	52,893	2008
	15.903032	14.709772	-7.50%	57,294	2007
	13.935435	15.903032	14.12%	75,573	2006
	13.450952	13.935435	3.60%	77,707	2005
	12.296362	13.450952	9.39%	76,059	2004
	10.000000	12.296362	22.96%	18,236	2003*

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	21.470094	11.846845	-44.82%	2,754	2008
	20.126048	21.470094	6.68%	8,672	2007
	16.005375	20.126048	25.75%	15,477	2006
	14.489276	16.005375	10.46%	16,680	2005
	12.666032	14.489276	14.39%	18,047	2004
	10.000000	12.666032	26.66%	12,668	2003*

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	13.611018	8.437519	-38.01%	13,372	2008
	13.103151	13.611018	3.88%	18,361	2007
	12.622775	13.103151	3.81%	28,010	2006
	12.130370	12.622775	4.06%	31,181	2005
	11.730953	12.130370	3.40%	22,956	2004
	10.000000	11.730953	17.31%	5,788	2003*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	13.348014	7.536097	-43.54%	1,819,335	2008
	12.053883	13.348014	10.74%	1,020,905	2007
	11.198450	12.053883	7.64%	286,504	2006
	10.000000	11.198450	11.98%	104,964	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	12.472536	7.825858	-37.26%	978,810	2008
	12.297399	12.472536	1.42%	685,741	2007
	10.527324	12.297399	16.81%	421,607	2006
	10.000000	10.527324	5.27%	175,465	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.634052	10.605908	-0.26%	210,128	2008
	10.265733	10.634052	3.59%	183,662	2007
	10.023410	10.265733	2.42%	77,646	2006
	10.000000	10.023410	0.23%	26,307	2005*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	11.194198	9.868405	-11.84%	1,511,339	2008
	10.807431	11.194198	3.58%	1,919,676	2007
	10.599662	10.807431	1.96%	635,954	2006
	10.358581	10.599662	2.33%	124,323	2005
	10.109894	10.358581	2.46%	65,240	2004
	10.000000	10.109894	1.10%	8,121	2003*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	17.195289	14.392771	-16.30%	5,675	2008
	16.417647	17.195289	4.74%	7,066	2007
	15.049526	16.417647	9.09%	14,910	2006
	13.631514	15.049526	10.40%	16,792	2005
	12.578333	13.631514	8.37%	23,708	2004
	10.000000	12.578333	25.78%	26,355	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	22.952399	13.996801	-39.02%	436,544	2008
	28.184071	22.952399	-18.56%	491,233	2007
	20.793675	28.184071	35.54%	647,778	2006
	18.089801	20.793675	14.95%	449,471	2005
	13.503520	18.089801	33.96%	306,005	2004
	10.000000	13.503520	35.04%	80,042	2003*

Additional Contract Options Elected (Total 1.65%)
(Variable account charges of 1.65% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	17.567809	8.309691	-52.70%	79,204	2008
	17.623816	17.567809	-0.32%	81,450	2007
	15.865481	17.623816	11.08%	91,626	2006
	15.300376	15.865481	3.69%	76,786	2005
	14.035732	15.300376	9.01%	54,149	2004
	10.000000	14.035732	40.36%	24,974	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	17.068264	9.630839	-43.57%	13,252	2008
	15.533626	17.068264	9.88%	11,971	2007
	14.891411	15.533626	4.31%	10,409	2006
	13.944319	14.891411	6.79%	6,545	2005
	13.333845	13.944319	4.58%	5,033	2004
	10.000000	13.333845	33.34%	4,382	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	21.103470	10.973229	-48.00%	19,324	2008
	19.411851	21.103470	8.71%	19,978	2007
	16.976808	19.411851	14.34%	23,508	2006
	15.797013	16.976808	7.47%	22,147	2005
	13.934334	15.797013	13.37%	14,112	2004
	10.000000	13.934334	39.34%	2,062	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	18.234239	10.635157	-41.67%	31,475	2008
	17.682415	18.234239	3.12%	33,011	2007
	15.368090	17.682415	15.06%	39,657	2006
	14.938595	15.368090	2.88%	46,515	2005
	13.656648	14.938595	9.39%	51,089	2004
	10.000000	13.656648	36.57%	31,193	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	20.330966	12.847226	-36.81%	12,138	2008
	20.362893	20.330966	-0.16%	9,099	2007
	18.128936	20.362893	12.32%	6,705	2006
	17.285895	18.128936	4.88%	6,286	2005
	14.760375	17.285895	17.11%	6,403	2004
	10.000000	14.760375	47.60%	2,772	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	17.203758	11.043504	-35.81%	20,325	2008
	17.570143	17.203758	-2.09%	31,546	2007
	15.292793	17.570143	14.89%	32,385	2006
	14.876592	15.292793	2.80%	40,379	2005
	13.436555	14.876592	10.72%	39,653	2004
	10.000000	13.436555	34.37%	38,866	2003*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II - Q/NQ	23.144007	12.541650	-45.81%	3,900	2008
	19.958174	23.144007	15.96%	4,306	2007
	16.267090	19.958174	22.69%	4,555	2006
	14.622677	16.267090	11.25%	5,763	2005
	12.954014	14.622677	12.88%	5,918	2004
	10.000000	12.954014	29.54%	6,001	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV - Q/NQ	17.777155	9.624333	-45.86%	20,180	2008
	15.332411	17.777155	15.94%	26,746	2007
	12.484669	15.332411	22.81%	20,252	2006
	11.235831	12.484669	11.11%	21,684	2005
	10.000000	11.235831	12.36%	7,720	2004*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	12.688800	9.420649	-25.76%	46,533	2008
	13.223600	12.688800	-4.04%	51,748	2007
	11.182961	13.223600	18.25%	33,621	2006
	10.000000	11.182961	11.83%	7,981	2005*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II - Q/NQ	16.023818	9.195708	-42.61%	25,805	2008
	13.483747	16.023818	18.84%	28,492	2007
	14.190218	13.483747	-4.98%	28,757	2006
	14.148213	14.190218	0.30%	25,792	2005
	13.008019	14.148213	8.77%	17,147	2004
	10.000000	13.008019	30.08%	7,982	2003*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	17.038056	12.265168	-28.01%	128,769	2008
	18.296920	17.038056	-6.88%	152,601	2007
	15.703519	18.296920	16.51%	160,826	2006
	15.227029	15.703519	3.13%	150,452	2005
	13.560360	15.227029	12.29%	113,611	2004
	10.000000	13.560360	35.60%	39,766	2003*

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class II - Q/NQ	16.648209	8.397096	-49.56%	24,711	2008
	12.132766	16.648209	37.22%	28,438	2007
	11.330208	12.132766	7.08%	6,359	2006
	10.000000	11.330208	13.30%	3,833	2005*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	11.616236	11.243069	-3.21%	191,938	2008
	10.787966	11.616236	7.68%	129,991	2007
	10.797069	10.787966	-0.08%	169,675	2006
	10.808802	10.797069	-0.11%	159,322	2005
	10.386599	10.808802	4.06%	94,166	2004
	10.000000	10.386599	3.87%	42,234	2003*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	20.202242	13.726260	-32.06%	24,733	2008
	20.678506	20.202242	-2.30%	31,626	2007
	18.376258	20.678506	12.53%	32,175	2006
	17.423346	18.376258	5.47%	21,846	2005
	14.534647	17.423346	19.87%	15,514	2004
	10.000000	14.534647	45.35%	6,779	2003*

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	17.316115	10.674260	-38.36%	201,767	2008
	16.771098	17.316115	3.25%	212,484	2007
	14.801006	16.771098	13.31%	204,144	2006
	14.409719	14.801006	2.72%	185,782	2005
	13.276956	14.409719	8.53%	138,076	2004
	10.000000	13.276956	32.77%	58,178	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	16.032965	11.081494	-30.88%	38,109	2008
	15.257937	16.032965	5.08%	40,879	2007
	13.349526	15.257937	14.30%	47,791	2006
	13.036073	13.349526	2.40%	61,005	2005
	12.648103	13.036073	3.07%	46,170	2004
	10.000000	12.648103	26.48%	23,298	2003*

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares - Q/NQ	13.857955	8.481035	-38.80%	3,655	2008
	15.883417	13.857955	-12.75%	4,383	2007
	15.599935	15.883417	1.82%	4,632	2006
	15.025992	15.599935	3.82%	9,434	2005
	13.758382	15.025992	9.21%	9,390	2004
	10.000000	13.758382	37.58%	7,496	2003*

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	14.979343	9.728717	-35.05%	3,056	2008
	16.898710	14.979343	-11.36%	3,203	2007
	14.749944	16.898710	14.57%	3,680	2006
	14.313075	14.749944	3.05%	3,680	2005
	13.290443	14.313075	7.69%	4,719	2004
	10.000000	13.290443	32.90%	4,058	2003*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	16.739323	11.578706	-30.83%	1,062	2008
	15.524848	16.739323	7.82%	1,062	2007
	13.632999	15.524848	13.88%	4,602	2006
	13.630001	13.632999	0.02%	5,077	2005
	12.938731	13.630001	5.34%	6,213	2004
	10.000000	12.938731	29.39%	4,449	2003*

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	9.960517	9.711563	-2.50%	4,312	2008
	10.281225	9.960517	-3.12%	0	2007
	10.000000	10.281225	2.81%	0	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	10.913274	9.922522	-9.08%	121,436	2008
	10.554827	10.913274	3.40%	134,286	2007
	10.326635	10.554827	2.21%	175,699	2006
	10.396791	10.326635	-0.67%	182,166	2005
	10.231557	10.396791	1.61%	115,052	2004
	10.000000	10.231557	2.32%	79,857	2003*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	21.928926	12.359481	-43.64%	395,759	2008
	19.009561	21.928926	15.36%	445,392	2007
	17.344751	19.009561	9.60%	372,731	2006
	15.118116	17.344751	14.73%	289,652	2005
	13.348206	15.118116	13.26%	188,053	2004
	10.000000	13.348206	33.48%	86,021	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	21.957844	9.846095	-55.16%	90,073	2008
	15.330811	21.957844	43.23%	97,337	2007
	13.366391	15.330811	14.70%	62,117	2006
	10.000000	13.366391	33.66%	20,696	2005*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	18.267085	10.273769	-43.76%	278,969	2008
	18.341851	18.267085	-0.41%	322,022	2007
	15.549744	18.341851	17.96%	372,852	2006
	14.975649	15.549744	3.83%	339,147	2005
	13.689096	14.975649	9.40%	238,766	2004
	10.000000	13.689096	36.89%	78,616	2003*

Fidelity Variable Insurance Products Fund - VIP Freedom 2010 Portfolio: Service Class 2 - Q/NQ	12.270447	9.030532	-26.40%	16,743	2008
	11.508159	12.270447	6.62%	15,990	2007
	10.677738	11.508159	7.78%	7,304	2006
	10.000000	10.677738	6.78%	1,160	2005*

Fidelity Variable Insurance Products Fund - VIP Freedom 2020 Portfolio: Service Class 2 - Q/NQ	13.050422	8.624928	-33.91%	104,507	2008
	12.067730	13.050422	8.14%	124,385	2007
	10.983946	12.067730	9.87%	34,536	2006
	10.000000	10.983946	9.84%	33,339	2005*

Fidelity Variable Insurance Products Fund - VIP Freedom 2030 Portfolio: Service Class 2 - Q/NQ	13.578595	8.256627	-39.19%	6,318	2008
	12.430320	13.578595	9.24%	6,016	2007
	11.191771	12.430320	11.07%	1,302	2006
	10.000000	11.191771	11.92%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	19.004321	9.848087	-48.18%	90,895	2008
	15.257253	19.004321	24.56%	110,740	2007
	14.555865	15.257253	4.82%	85,104	2006
	14.027481	14.555865	3.77%	70,296	2005
	13.830954	14.027481	1.42%	61,353	2004
	10.000000	13.830954	38.31%	28,789	2003*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	11.078071	10.518145	-5.05%	746,077	2008
	10.822894	11.078071	2.36%	770,992	2007
	10.566867	10.822894	2.42%	363,094	2006
	10.543870	10.566867	0.22%	169,468	2005
	10.289636	10.543870	2.47%	86,878	2004
	10.000000	10.289636	2.90%	29,405	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	25.548950	15.174819	-40.60%	150,210	2008
	22.524947	25.548950	13.43%	160,979	2007
	20.374726	22.524947	10.55%	163,733	2006
	17.553083	20.374726	16.07%	136,928	2005
	14.317299	17.553083	22.60%	86,744	2004
	10.000000	14.317299	43.17%	29,045	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	25.648120	14.135600	-44.89%	7,610	2008
	22.281112	25.648120	15.11%	13,814	2007
	19.235244	22.281112	15.83%	14,438	2006
	16.464488	19.235244	16.83%	17,071	2005
	14.773707	16.464488	11.44%	17,986	2004
	10.000000	14.773707	47.74%	20,836	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	17.153400	9.456278	-44.87%	78,236	2008
	14.900646	17.153400	15.12%	78,682	2007
	12.859292	14.900646	15.87%	100,479	2006
	11.010757	12.859292	16.79%	75,826	2005
	10.000000	11.010757	10.11%	30,568	2004*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	22.174284	10.623298	-52.09%	22,990	2008
	21.384742	22.174284	3.69%	28,488	2007
	18.742199	21.384742	14.10%	28,325	2006
	18.604251	18.742199	0.74%	27,300	2005
	16.616684	18.604251	11.96%	28,255	2004
	10.000000	16.616684	66.17%	16,200	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	11.319149	7.830809	-30.82%	129,097	2008
	11.093323	11.319149	2.04%	97,217	2007
	10.000000	11.093323	10.93%	82,485	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	16.110330	11.550423	-28.30%	179,031	2008
	16.834586	16.110330	-4.30%	190,708	2007
	14.613875	16.834586	15.20%	217,518	2006
	14.366106	14.613875	1.72%	219,523	2005
	13.159690	14.366106	9.17%	138,347	2004
	10.000000	13.159690	31.60%	30,274	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	20.684706	13.626214	-34.12%	61,995	2008
	21.546487	20.684706	-4.00%	68,999	2007
	18.726904	21.546487	15.06%	74,407	2006
	17.505456	18.726904	6.98%	68,898	2005
	14.383471	17.505456	21.71%	45,911	2004
	10.000000	14.383471	43.83%	9,510	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	10.000000	6.582545	-34.17%	5,643	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	20.204667	9.404354	-53.45%	35,225	2008
	15.964102	20.204667	26.56%	39,250	2007
	12.664040	15.964102	26.06%	37,574	2006
	10.000000	12.664040	26.64%	8,001	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	23.546943	13.807096	-41.36%	13,048	2008
	20.738490	23.546943	13.54%	22,494	2007
	17.362045	20.738490	19.45%	25,294	2006
	16.023099	17.362045	8.36%	29,734	2005
	13.745055	16.023099	16.57%	37,753	2004
	10.000000	13.745055	37.45%	24,375	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	16.891835	9.902420	-41.38%	450,867	2008
	14.878566	16.891835	13.53%	347,531	2007
	12.454527	14.878566	19.46%	208,841	2006
	11.497838	12.454527	8.32%	97,901	2005
	10.000000	11.497838	14.98%	55,400	2004*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	11.843292	12.370829	4.45%	89,259	2008
	10.846399	11.843292	9.19%	63,860	2007
	9.772731	10.846399	10.99%	44,356	2006
	10.000000	9.772731	-2.27%	8,043	2005*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	15.296614	12.628010	-17.45%	36,002	2008
	14.103710	15.296614	8.46%	46,266	2007
	12.987069	14.103710	8.60%	46,736	2006
	12.264747	12.987069	5.89%	51,740	2005
	11.515483	12.264747	6.51%	54,434	2004
	10.000000	11.515483	15.15%	42,025	2003*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	23.057716	12.628535	-45.23%	28,246	2008
	17.159960	23.057716	34.37%	22,114	2007
	15.989434	17.159960	7.32%	5,792	2006
	14.443288	15.989434	10.70%	9,514	2005
	12.448743	14.443288	16.02%	7,496	2004
	10.000000	12.448743	24.49%	3,964	2003*

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	17.434863	10.932458	-37.30%	7,906	2008
	16.704562	17.434863	4.37%	7,583	2007
	15.332818	16.704562	8.95%	7,145	2006
	14.055507	15.332818	9.09%	3,402	2005
	12.166439	14.055507	15.53%	4,304	2004
	10.000000	12.166439	21.66%	3,570	2003*

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	26.830655	12.610228	-53.00%	134,009	2008
	21.302709	26.830655	25.95%	91,002	2007
	14.764488	21.302709	44.28%	47,306	2006
	11.370699	14.764488	29.85%	3,253	2005
	10.000000	11.370699	13.71%	3,003	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	39.550946	18.581296	-53.02%	1,656	2008
	31.415594	39.550946	25.90%	1,656	2007
	21.783453	31.415594	44.22%	1,744	2006
	16.786144	21.783453	29.77%	2,249	2005
	14.380462	16.786144	16.73%	2,341	2004
	10.000000	14.380462	43.80%	2,504	2003*

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	15.961113	9.892430	-38.02%	30,666	2008
	14.618661	15.961113	9.18%	32,132	2007
	13.851478	14.618661	5.54%	38,188	2006
	13.512077	13.851478	2.51%	39,249	2005
	12.606092	13.512077	7.19%	23,909	2004
	10.000000	12.606092	26.06%	11,102	2003*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	19.420875	12.846129	-33.85%	75,132	2008
	18.354658	19.420875	5.81%	69,693	2007
	15.486129	18.354658	18.52%	44,722	2006
	14.788799	15.486129	4.72%	26,814	2005
	13.095420	14.788799	12.93%	20,191	2004
	10.000000	13.095420	30.95%	9,590	2003*

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	14.322914	7.544898	-47.32%	16,415	2008
	14.111119	14.322914	1.50%	381,183	2007
	11.621495	14.111119	21.42%	189,455	2006
	10.000000	11.621495	16.21%	2,706	2005*

Neuberger Berman Advisers Management Trust - AMT Mid Cap Growth Portfolio: S Class - Q/NQ	21.625522	12.013526	-44.45%	19,239	2008
	17.995503	21.625522	20.17%	22,599	2007
	15.983705	17.995503	12.59%	24,255	2006
	14.327655	15.983705	11.56%	26,218	2005
	12.554923	14.327655	14.12%	28,445	2004
	10.000000	12.554923	25.55%	28,454	2003*

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	12.753999	6.779847	-46.84%	21,913	2008
	12.584910	12.753999	1.34%	23,479	2007
	11.534192	12.584910	9.11%	11,846	2006
	10.000000	11.534192	15.34%	0	2005*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	10.494300	8.935105	-14.86%	675,521	2008
	10.185319	10.494300	3.03%	642,103	2007
	9.938135	10.185319	2.49%	338,153	2006
	9.960634	9.938135	-0.23%	164,060	2005
	10.049442	9.960634	-0.88%	99,280	2004
	10.000000	10.049442	0.49%	34,970	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	15.428808	9.184147	-40.47%	17,213	2008
	15.608741	15.428808	-1.15%	18,592	2007
	15.078018	15.608741	3.52%	18,872	2006
	14.898556	15.078018	1.20%	18,693	2005
	13.540292	14.898556	10.03%	17,534	2004
	10.000000	13.540292	35.40%	4,146	2003*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	16.959302	10.100282	-40.44%	46,593	2008
	16.025299	16.959302	5.83%	525,480	2007
	14.329818	16.025299	11.83%	265,185	2006
	13.634572	14.329818	5.10%	36,969	2005
	12.238102	13.634572	11.41%	10,896	2004
	10.000000	12.238102	22.38%	572	2003*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.898553	7.527012	-30.94%	1,220,949	2008
	10.441173	10.898553	4.38%	748,549	2007
	10.000000	10.441173	4.41%	133,340	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.556053	9.356954	-11.36%	215,230	2008
	10.423276	10.556053	1.27%	87,198	2007
	10.000000	10.423276	4.23%	13,730	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	12.060105	7.278126	-39.65%	77,073	2008
	10.723164	12.060105	12.47%	80,162	2007
	10.000000	10.723164	7.23%	12,160	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	11.280075	6.188730	-45.14%	279,995	2008
	10.250695	11.280075	10.04%	219,472	2007
	10.000000	10.250695	2.51%	86,222	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	9.782890	5.958951	-39.09%	159,421	2008
	10.000000	9.782890	-2.17%	18,888	2007*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	14.333947	10.151515	-29.18%	60,358	2008
	14.132721	14.333947	1.42%	71,223	2007
	12.991591	14.132721	8.78%	79,043	2006
	12.901837	12.991591	0.70%	91,791	2005
	11.915207	12.901837	8.28%	91,127	2004
	10.000000	11.915207	19.15%	27,033	2003*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.505618	8.136171	-29.29%	125,355	2008
	11.340421	11.505618	1.46%	140,940	2007
	10.425180	11.340421	8.78%	93,537	2006
	10.000000	10.425180	4.25%	78,558	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Gartmore NVIT Emerging Markets Fund: Class II - Q/NQ	49.209721	20.360188	-58.63%	1,527	2008
	34.464366	49.209721	42.78%	2,575	2007
	25.705754	34.464366	34.07%	2,808	2006
	19.750194	25.705754	30.15%	3,909	2005
	16.673844	19.750194	18.45%	4,183	2004
	10.000000	16.673844	66.74%	2,178	2003*

NVIT Gartmore NVIT Emerging Markets Fund: Class VI - Q/NQ	29.359343	12.166402	-58.56%	76,856	2008
	20.525465	29.359343	43.04%	97,500	2007
	15.282194	20.525465	34.31%	83,812	2006
	11.727649	15.282194	30.31%	59,115	2005
	10.000000	11.727649	17.28%	11,032	2004*

NVIT Gartmore NVIT Global Utilities Fund: Class II - Q/NQ	26.367076	17.330755	-34.27%	727	2008
	22.331912	26.367076	18.07%	727	2007
	16.533604	22.331912	35.07%	880	2006
	15.830660	16.533604	4.44%	914	2005
	12.423943	15.830660	27.42%	914	2004
	10.000000	12.423943	24.24%	798	2003*

NVIT Gartmore NVIT International Equity Fund: Class VI - Q/NQ	10.000000	5.446997	-45.53%	8,855	2008*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ	10.000000	5.097178	-49.03%	948	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	10.000000	6.108107	-38.92%	714,321	2008*

NVIT NVIT Cardinal SM Aggressive Fund: Class II - Q/NQ	10.000000	6.342067	-36.58%	1,813	2008*

NVIT NVIT Cardinal SM Balanced Fund: Class II - Q/NQ	10.000000	7.900737	-20.99%	77,676	2008*

NVIT NVIT Cardinal SM Capital Appreciation Fund: Class II - Q/NQ	10.000000	7.180256	-28.20%	41,889	2008*

NVIT NVIT Cardinal SM Conservative Fund: Class II - Q/NQ	10.000000	9.048338	-9.52%	97,477	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinal SM Moderate Fund: Class II - Q/NQ	10.000000	7.537235	-24.63%	383,870	2008*

NVIT NVIT Cardinal SM Moderately Aggressive Fund: Class II - Q/NQ	10.000000	6.818051	-31.82%	361,418	2008*

NVIT NVIT Cardinal SM Moderately Conservative Fund: Class II - Q/NQ	10.000000	8.279837	-17.20%	130,685	2008*

NVIT NVIT Core Bond Fund: Class II - Q/NQ	10.000000	9.813706	-1.86%	5,739	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	10.000000	9.819515	-1.80%	6,715	2008*

NVIT NVIT Global Financial Services Fund: Class II - Q/NQ	21.088480	11.128615	-47.23%	888	2008
	21.751141	21.088480	-3.05%	1,819	2007
	18.416229	21.751141	18.11%	3,494	2006
	16.901261	18.416229	8.96%	3,983	2005
	14.230107	16.901261	18.77%	4,076	2004
	10.000000	14.230107	42.30%	2,718	2003*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	11.105910	11.765862	5.94%	879,665	2008
	10.538811	11.105910	5.38%	735,202	2007
	10.368679	10.538811	1.64%	337,858	2006
	10.208975	10.368679	1.56%	199,669	2005
	10.052319	10.208975	1.56%	107,512	2004
	10.000000	10.052319	0.52%	65,627	2003*

NVIT NVIT Health Sciences Fund: Class II - Q/NQ	17.419767	12.780575	-26.63%	4,146	2008
	15.686224	17.419767	11.05%	4,289	2007
	15.569751	15.686224	0.75%	4,871	2006
	14.632191	15.569751	6.41%	9,850	2005
	13.831311	14.632191	5.79%	10,175	2004
	10.000000	13.831311	38.31%	10,717	2003*

NVIT NVIT Health Sciences Fund: Class VI - Q/NQ	11.717804	8.592043	-26.68%	45,003	2008
	10.546816	11.717804	11.10%	34,765	2007
	10.470190	10.546816	0.73%	36,277	2006
	9.835422	10.470190	6.45%	20,639	2005
	10.000000	9.835422	-1.65%	14,421	2004*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	11.663775	6.528074	-44.03%	17,533	2008
	10.842547	11.663775	7.57%	9,677	2007
	10.000000	10.842547	8.43%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	12.145775	11.225891	-7.57%	522,201	2008
	11.719973	12.145775	3.63%	423,244	2007
	11.224201	11.719973	4.42%	320,803	2006
	11.046699	11.224201	1.61%	320,054	2005
	10.732694	11.046699	2.93%	291,310	2004
	10.000000	10.732694	7.33%	132,592	2003*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	13.764795	11.500971	-16.45%	473,176	2008
	13.222235	13.764795	4.10%	416,738	2007
	12.399089	13.222235	6.64%	440,672	2006
	12.065285	12.399089	2.77%	456,279	2005
	11.448112	12.065285	5.39%	359,568	2004
	10.000000	11.448112	14.48%	79,683	2003*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	15.514431	11.718969	-24.46%	1,314,624	2008
	14.931111	15.514431	3.91%	1,479,998	2007
	13.633120	14.931111	9.52%	1,289,386	2006
	13.157999	13.633120	3.61%	1,003,877	2005
	12.213989	13.157999	7.73%	532,204	2004
	10.000000	12.213989	22.14%	143,380	2003*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	17.817437	12.022368	-32.52%	1,185,016	2008
	17.068231	17.817437	4.39%	1,084,121	2007
	15.150749	17.068231	12.66%	705,022	2006
	14.386732	15.150749	5.31%	442,028	2005
	13.049930	14.386732	10.24%	289,293	2004
	10.000000	13.049930	30.50%	26,137	2003*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	19.563127	12.151200	-37.89%	151,542	2008
	18.774488	19.563127	4.20%	224,245	2007
	16.333409	18.774488	14.95%	214,063	2006
	15.386263	16.333409	6.16%	122,846	2005
	13.719936	15.386263	12.15%	95,251	2004
	10.000000	13.719936	37.20%	363	2003*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	20.529456	12.828119	-37.51%	81,335	2008
	19.408542	20.529456	5.78%	89,353	2007
	17.957407	19.408542	8.08%	87,416	2006
	16.287185	17.957407	10.25%	80,729	2005
	14.309252	16.287185	13.82%	62,423	2004
	10.000000	14.309252	43.09%	32,504	2003*

NVIT NVIT Money Market Fund: Class I - Q/NQ	10.504794	10.543640	0.37%	1,019,955	2008
	10.193460	10.504794	3.05%	490,299	2007
	9.914831	10.193460	2.81%	465,587	2006
	9.818741	9.914831	0.98%	157,988	2005
	9.903114	9.818741	-0.85%	145,863	2004
	10.000000	9.903114	-0.97%	93,054	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ	10.000000	6.056612	-39.43%	615,831	2008*

NVIT NVIT Multi-Manager International Value Fund: Class II - Q/NQ	21.691786	11.417680	-47.36%	2,094	2008
	21.476067	21.691786	1.00%	2,101	2007
	17.838983	21.476067	20.39%	2,173	2006
	16.225077	17.838983	9.95%	2,177	2005
	13.747723	16.225077	18.02%	2,177	2004
	10.000000	13.747723	37.48%	1,382	2003*

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	15.323233	8.069635	-47.34%	275,015	2008
	15.172347	15.323233	0.99%	327,532	2007
	12.602422	15.172347	20.39%	151,469	2006
	11.460775	12.602422	9.96%	43,483	2005
	10.000000	11.460775	14.61%	12,265	2004*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	10.000000	6.290201	-37.10%	2,694	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	10.000000	6.278351	-37.22%	18,659	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	10.000000	6.200757	-37.99%	243,925	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	10.000000	6.683090	-33.17%	451,221	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ	17.675330	9.293609	-47.42%	21,700	2008
	16.414091	17.675330	7.68%	25,191	2007
	16.204980	16.414091	1.29%	35,721	2006
	15.293035	16.204980	5.96%	30,812	2005
	13.740197	15.293035	11.30%	5,825	2004
	10.000000	13.740197	37.40%	2,154	2003*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	20.424240	13.598602	-33.42%	36,056	2008
	22.387257	20.424240	-8.77%	34,884	2007
	19.438441	22.387257	15.17%	33,310	2006
	19.228790	19.438441	1.09%	35,257	2005
	16.711034	19.228790	15.07%	19,954	2004
	10.000000	16.711034	67.11%	12,743	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Company Fund: Class II - Q/NQ	20.762641	12.587633	-39.37%	123,234	2008
	20.720355	20.762641	0.20%	131,889	2007
	18.851589	20.720355	9.91%	100,445	2006
	17.112344	18.851589	10.16%	58,409	2005
	14.647889	17.112344	16.82%	43,776	2004
	10.000000	14.647889	46.48%	20,585	2003*

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	12.186044	9.912580	-18.66%	133,576	2008
	11.843820	12.186044	2.89%	132,497	2007
	11.486246	11.843820	3.11%	130,063	2006
	11.429252	11.486246	0.50%	123,547	2005
	10.908261	11.429252	4.78%	62,570	2004
	10.000000	10.908261	9.08%	21,467	2003*

NVIT NVIT Nationwide Fund: Class II - Q/NQ	17.612883	10.113918	-42.58%	482,967	2008
	16.599700	17.612883	6.10%	418,132	2007
	14.882948	16.599700	11.54%	202,418	2006
	14.136709	14.882948	5.28%	26,651	2005
	13.122737	14.136709	7.73%	14,606	2004
	10.000000	13.122737	31.23%	16,490	2003*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.000000	9.833644	-1.66%	27,683	2008*

NVIT NVIT Technology and Communications Fund: Class II - Q/NQ	19.594871	9.868980	-49.63%	1,692	2008
	16.604458	19.594871	18.01%	2,010	2007
	15.253641	16.604458	8.86%	2,303	2006
	15.630001	15.253641	-2.41%	4,177	2005
	15.276176	15.630001	2.32%	4,449	2004
	10.000000	15.276176	52.76%	4,734	2003*

NVIT NVIT Technology and Communications Fund: Class VI - Q/NQ	13.647194	6.870748	-49.65%	15,179	2008
	11.573495	13.647194	17.92%	31,408	2007
	10.582151	11.573495	9.37%	14,206	2006
	10.843249	10.582151	-2.41%	3,587	2005
	10.000000	10.843249	8.43%	2,472	2004*

NVIT NVIT U.S. Growth Leaders Fund: Class II - Q/NQ	21.238809	12.225569	-42.44%	26,678	2008
	17.685563	21.238809	20.09%	31,042	2007
	18.072787	17.685563	-2.14%	27,757	2006
	16.450514	18.072787	9.86%	13,092	2005
	14.921160	16.450514	10.25%	6,894	2004
	10.000000	14.921160	49.21%	8,104	2003*

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	17.447646	10.772704	-38.26%	162,943	2008
	18.216874	17.447646	-4.22%	346,921	2007
	16.027747	18.216874	13.66%	210,874	2006
	15.676431	16.027747	2.24%	61,469	2005
	13.613463	15.676431	15.15%	35,051	2004
	10.000000	13.613463	36.13%	1,981	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Van Kampen NVIT Real Estate Fund: Class II - Q/NQ	10.000000	5.570904	-44.29%	5,079	2008*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	17.487013	9.345008	-46.56%	92,829	2008
	15.617527	17.487013	11.97%	107,817	2007
	14.746098	15.617527	5.91%	109,251	2006
	14.297573	14.746098	3.14%	113,761	2005
	13.635328	14.297573	4.86%	91,562	2004
	10.000000	13.635328	36.35%	36,063	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	15.555404	9.125905	-41.33%	244,440	2008
	14.914215	15.555404	4.30%	267,945	2007
	12.916367	14.914215	15.47%	232,367	2006
	11.514872	12.916367	12.17%	130,674	2005
	10.000000	11.514872	15.15%	69,177	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	23.878925	14.012825	-41.32%	41,054	2008
	22.889771	23.878925	4.32%	49,940	2007
	19.829567	22.889771	15.43%	51,955	2006
	17.675988	19.829567	12.18%	54,308	2005
	15.118336	17.675988	16.92%	58,630	2004
	10.000000	15.118336	51.18%	40,549	2003*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	9.542158	2.005350	-78.98%	38,927	2008
	10.000000	9.542158	-4.58%	47,908	2007*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	13.636055	2.873401	-78.93%	54,765	2008
	13.931414	13.636055	-2.12%	78,031	2007
	12.968040	13.931414	7.43%	127,083	2006
	12.925822	12.968040	0.33%	67,440	2005
	12.087210	12.925822	6.94%	96,776	2004
	10.000000	12.087210	20.87%	57,873	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	16.901851	10.201909	-39.64%	495,074	2008
	16.501877	16.901851	2.42%	465,116	2007
	14.620224	16.501877	12.87%	293,730	2006
	14.057759	14.620224	4.00%	103,617	2005
	13.095891	14.057759	7.34%	77,701	2004
	10.000000	13.095891	30.96%	41,177	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ	20.876791	12.728842	-39.03%	149,297	2008
	21.528680	20.876791	-3.03%	110,678	2007
	19.090561	21.528680	12.77%	62,371	2006
	17.691186	19.090561	7.91%	24,082	2005
	15.093088	17.691186	17.21%	19,599	2004
	10.000000	15.093088	50.93%	4,283	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB - Q/NQ	14.640181	8.826521	-39.71%	40,294	2008
	15.843988	14.640181	-7.60%	51,819	2007
	13.897765	15.843988	14.00%	53,958	2006
	13.428187	13.897765	3.50%	55,200	2005
	12.288020	13.428187	9.28%	44,638	2004
	10.000000	12.288020	22.88%	5,897	2003*

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	21.368514	11.778776	-44.88%	1,834	2008
	20.051297	21.368514	6.57%	1,859	2007
	15.962094	20.051297	25.62%	3,603	2006
	14.464749	15.962094	10.35%	3,632	2005
	12.657435	14.464749	14.28%	3,680	2004
	10.000000	12.657435	26.57%	2,664	2003*

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	13.546615	8.389042	-38.07%	5,115	2008
	13.054478	13.546615	3.77%	5,242	2007
	12.588642	13.054478	3.70%	5,311	2006
	12.109833	12.588642	3.95%	8,053	2005
	11.722996	12.109833	3.30%	7,785	2004
	10.000000	11.722996	17.23%	3,611	2003*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	13.311906	7.508051	-43.60%	348,221	2008
	12.033564	13.311906	10.62%	162,711	2007
	11.190908	12.033564	7.53%	22,732	2006
	10.000000	11.190908	11.91%	3,763	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	12.438794	7.796738	-37.32%	145,684	2008
	12.276666	12.438794	1.32%	123,857	2007
	10.520229	12.276666	16.70%	71,043	2006
	10.000000	10.520229	5.20%	24,020	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.605282	10.566466	-0.37%	39,877	2008
	10.248424	10.605282	3.48%	36,620	2007
	10.016659	10.248424	2.31%	16,672	2006
	10.000000	10.016659	0.17%	3,843	2005*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	11.141221	9.811712	-11.93%	318,022	2008
	10.767281	11.141221	3.47%	415,264	2007
	10.570988	10.767281	1.86%	179,153	2006
	10.341028	10.570988	2.22%	41,150	2005
	10.103021	10.341028	2.36%	12,964	2004
	10.000000	10.103021	1.03%	5,651	2003*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	17.108171	14.305301	-16.38%	1,369	2008
	16.351154	17.108171	4.63%	1,369	2007
	15.003777	16.351154	8.98%	1,586	2006
	13.603850	15.003777	10.29%	1,655	2005
	12.565569	13.603850	8.26%	1,655	2004
	10.000000	12.565569	25.66%	154	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	22.836132	13.911674	-39.08%	76,330	2008
	28.069986	22.836132	-18.65%	87,640	2007
	20.730481	28.069986	35.40%	118,293	2006
	18.053101	20.730481	14.83%	100,073	2005
	13.489811	18.053101	33.83%	90,877	2004
	10.000000	13.489811	34.90%	33,634	2003*

Additional Contract Options Elected (Total 1.75%)
(Variable account charges of 1.75% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	17.480903	8.260139	-52.75%	109,047	2008
	17.554583	17.480903	-0.42%	118,906	2007
	15.819192	17.554583	10.97%	117,604	2006
	15.271213	15.819192	3.59%	101,070	2005
	14.023243	15.271213	8.90%	80,609	2004
	10.000000	14.023243	40.23%	21,428	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	16.983818	9.573413	-43.63%	28,562	2008
	15.472600	16.983818	9.77%	36,999	2007
	14.847962	15.472600	4.21%	37,802	2006
	13.917742	14.847962	6.68%	27,066	2005
	13.321974	13.917742	4.47%	23,472	2004
	10.000000	13.321974	33.22%	6,799	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	20.999070	10.907803	-48.06%	52,310	2008
	19.335577	20.999070	8.60%	41,238	2007
	16.927273	19.335577	14.23%	18,760	2006
	15.766901	16.927273	7.36%	15,526	2005
	13.921930	15.766901	13.25%	10,269	2004
	10.000000	13.921930	39.22%	4,025	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	18.144090	10.571782	-41.73%	27,997	2008
	17.612985	18.144090	3.02%	28,390	2007
	15.323276	17.612985	14.94%	32,877	2006
	14.910135	15.323276	2.77%	37,772	2005
	13.644490	14.910135	9.28%	37,611	2004
	10.000000	13.644490	36.44%	19,808	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	20.230378	12.770620	-36.87%	42,010	2008
	20.282891	20.230378	-0.26%	6,220	2007
	18.076044	20.282891	12.21%	6,455	2006
	17.252945	18.076044	4.77%	7,072	2005
	14.747238	17.252945	16.99%	7,681	2004
	10.000000	14.747238	47.47%	3,574	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	17.118633	10.977647	-35.87%	8,753	2008
	17.501112	17.118633	-2.19%	13,112	2007
	15.248165	17.501112	14.78%	15,179	2006
	14.848231	15.248165	2.69%	24,685	2005
	13.424590	14.848231	10.60%	23,037	2004
	10.000000	13.424590	34.25%	5,031	2003*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II - Q/NQ	23.029555	12.466910	-45.87%	1,019	2008
	19.879788	23.029555	15.84%	1,121	2007
	16.219636	19.879788	22.57%	1,972	2006
	14.594814	16.219636	11.13%	3,590	2005
	12.942484	14.594814	12.77%	3,596	2004
	10.000000	12.942484	29.42%	3,409	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV - Q/NQ	17.711094	9.578789	-45.92%	38,716	2008
	15.291063	17.711094	15.83%	35,089	2007
	12.463621	15.291063	22.69%	16,781	2006
	11.228277	12.463621	11.00%	21,549	2005
	10.000000	11.228277	12.28%	11,104	2004*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	12.654442	9.385566	-25.83%	209,887	2008
	13.201290	12.654442	-4.14%	143,811	2007
	11.175422	13.201290	18.13%	64,723	2006
	10.000000	11.175422	11.75%	17,335	2005*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II - Q/NQ	15.944540	9.140881	-42.67%	22,398	2008
	13.430767	15.944540	18.72%	27,094	2007
	14.148820	13.430767	-5.08%	23,456	2006
	14.121250	14.148820	0.20%	14,696	2005
	12.996439	14.121250	8.65%	9,613	2004
	10.000000	12.996439	29.96%	1,782	2003*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	16.953772	12.192058	-28.09%	241,996	2008
	18.225035	16.953772	-6.98%	207,186	2007
	15.657686	18.225035	16.40%	151,055	2006
	15.198000	15.657686	3.02%	113,094	2005
	13.548279	15.198000	12.18%	53,458	2004
	10.000000	13.548279	35.48%	22,443	2003*

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class II - Q/NQ	16.603147	8.365819	-49.61%	105,100	2008
	12.112298	16.603147	37.08%	93,203	2007
	11.322577	12.112298	6.97%	5,356	2006
	10.000000	11.322577	13.23%	3,246	2005*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	11.557301	11.174654	-3.31%	470,921	2008
	10.744215	11.557301	7.57%	239,723	2007
	10.764197	10.744215	-0.19%	339,285	2006
	10.786832	10.764197	-0.21%	295,358	2005
	10.376039	10.786832	3.96%	152,195	2004
	10.000000	10.376039	3.76%	74,746	2003*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	20.102320	13.644443	-32.13%	82,430	2008
	20.597299	20.102320	-2.40%	46,631	2007
	18.322676	20.597299	12.41%	32,919	2006
	17.390155	18.322676	5.36%	26,607	2005
	14.521723	17.390155	19.75%	17,232	2004
	10.000000	14.521723	45.22%	9,534	2003*

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	17.230487	10.610643	-38.42%	205,807	2008
	16.705238	17.230487	3.14%	195,544	2007
	14.757838	16.705238	13.20%	176,749	2006
	14.382267	14.757838	2.61%	138,269	2005
	13.265137	14.382267	8.42%	95,471	2004
	10.000000	13.265137	32.65%	37,194	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	15.953656	11.015450	-30.95%	79,530	2008
	15.198002	15.953656	4.97%	46,458	2007
	13.310580	15.198002	14.18%	40,228	2006
	13.011223	13.310580	2.30%	29,982	2005
	12.636845	13.011223	2.96%	11,764	2004
	10.000000	12.636845	26.37%	5,768	2003*

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares - Q/NQ	13.789376	8.430458	-38.86%	1,387	2008
	15.821007	13.789376	-12.84%	800	2007
	15.554423	15.821007	1.71%	11,131	2006
	14.997346	15.554423	3.71%	11,816	2005
	13.746125	14.997346	9.10%	11,116	2004
	10.000000	13.746125	37.46%	8,887	2003*

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	14.905259	9.670743	-35.12%	855	2008
	16.832353	14.905259	-11.45%	615	2007
	14.706920	16.832353	14.45%	676	2006
	14.285809	14.706920	2.95%	676	2005
	13.278623	14.285809	7.59%	676	2004
	10.000000	13.278623	32.79%	0	2003*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	16.656504	11.509681	-30.90%	3,225	2008
	15.463850	16.656504	7.71%	3,213	2007
	13.593219	15.463850	13.76%	3,323	2006
	13.604024	13.593219	-0.08%	3,599	2005
	12.927207	13.604024	5.24%	3,559	2004
	10.000000	12.927207	29.27%	2,315	2003*

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	9.943626	9.685237	-2.60%	32,379	2008
	10.274298	9.943626	-3.22%	5,311	2007
	10.000000	10.274298	2.74%	1,625	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	10.859284	9.863406	-9.17%	317,788	2008
	10.513347	10.859284	3.29%	241,518	2007
	10.296493	10.513347	2.11%	159,552	2006
	10.376971	10.296493	-0.78%	76,611	2005
	10.222441	10.376971	1.51%	36,076	2004
	10.000000	10.222441	2.22%	12,975	2003*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	21.820476	12.285810	-43.70%	712,880	2008
	18.934891	21.820476	15.24%	728,883	2007
	17.294168	18.934891	9.49%	526,715	2006
	15.089314	17.294168	14.61%	264,452	2005
	13.336337	15.089314	13.14%	93,781	2004
	10.000000	13.336337	33.36%	40,713	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	21.898425	9.809426	-55.20%	327,048	2008
	15.304969	21.898425	43.08%	250,646	2007
	13.357393	15.304969	14.58%	96,792	2006
	10.000000	13.357393	33.57%	16,055	2005*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	18.176748	10.212523	-43.82%	495,739	2008
	18.269816	18.176748	-0.51%	429,245	2007
	15.504390	18.269816	17.84%	302,372	2006
	14.947116	15.504390	3.73%	188,574	2005
	13.676909	14.947116	9.29%	101,977	2004
	10.000000	13.676909	36.77%	34,068	2003*

Fidelity Variable Insurance Products Fund - VIP Freedom 2010 Portfolio: Service Class 2 - Q/NQ	12.237236	8.996925	-26.48%	220,072	2008
	11.488747	12.237236	6.51%	108,450	2007
	10.670550	11.488747	7.67%	26,462	2006
	10.000000	10.670550	6.71%	1,880	2005*

Fidelity Variable Insurance Products Fund - VIP Freedom 2020 Portfolio: Service Class 2 - Q/NQ	13.015105	8.592820	-33.98%	554,001	2008
	12.047375	13.015105	8.03%	292,916	2007
	10.976545	12.047375	9.76%	59,287	2006
	10.000000	10.976545	9.77%	28,516	2005*

Fidelity Variable Insurance Products Fund - VIP Freedom 2030 Portfolio: Service Class 2 - Q/NQ	13.541827	8.225886	-39.26%	56,479	2008
	12.409354	13.541827	9.13%	12,682	2007
	11.184232	12.409354	10.95%	6,153	2006
	10.000000	11.184232	11.84%	3,464	2005*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	18.910316	9.789375	-48.23%	184,627	2008
	15.197310	18.910316	24.43%	174,465	2007
	14.513399	15.197310	4.71%	90,274	2006
	14.000748	14.513399	3.66%	41,611	2005
	13.818654	14.000748	1.32%	38,046	2004
	10.000000	13.818654	38.19%	17,716	2003*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	11.023236	10.455436	-5.15%	2,755,485	2008
	10.780356	11.023236	2.25%	2,874,161	2007
	10.536024	10.780356	2.32%	930,874	2006
	10.523767	10.536024	0.12%	182,137	2005
	10.280466	10.523767	2.37%	140,966	2004
	10.000000	10.280466	2.80%	105,147	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	25.422593	15.084376	-40.67%	508,721	2008
	22.436487	25.422593	13.31%	424,458	2007
	20.315297	22.436487	10.44%	311,006	2006
	17.519636	20.315297	15.96%	183,373	2005
	14.304553	17.519636	22.48%	100,025	2004
	10.000000	14.304553	43.05%	17,345	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	25.521269	14.051348	-44.94%	2,320	2008
	22.193606	25.521269	14.99%	2,550	2007
	19.179150	22.193606	15.72%	3,339	2006
	16.433121	19.179150	16.71%	4,468	2005
	14.760564	16.433121	11.33%	4,852	2004
	10.000000	14.760564	47.61%	4,847	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	17.089649	9.411523	-44.93%	202,802	2008
	14.860462	17.089649	15.00%	137,461	2007
	12.837627	14.860462	15.76%	85,911	2006
	11.003353	12.837627	16.67%	59,854	2005
	10.000000	11.003353	10.03%	31,123	2004*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	22.064612	10.559959	-52.14%	15,029	2008
	21.300753	22.064612	3.59%	18,700	2007
	18.687545	21.300753	13.98%	21,316	2006
	18.568815	18.687545	0.64%	16,267	2005
	16.601913	18.568815	11.85%	16,274	2004
	10.000000	16.601913	66.02%	6,619	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	11.299943	7.809563	-30.89%	794,251	2008
	11.085844	11.299943	1.93%	699,882	2007
	10.000000	11.085844	10.86%	206,587	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	16.030637	11.481566	-28.38%	176,848	2008
	16.768456	16.030637	-4.40%	216,630	2007
	14.571240	16.768456	15.08%	291,573	2006
	14.338735	14.571240	1.62%	251,200	2005
	13.147979	14.338735	9.06%	159,991	2004
	10.000000	13.147979	31.48%	93,555	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	20.582439	13.545032	-34.19%	217,490	2008
	21.461905	20.582439	-4.10%	175,047	2007
	18.672305	21.461905	14.94%	144,697	2006
	17.472125	18.672305	6.87%	98,680	2005
	14.370679	17.472125	21.58%	31,503	2004
	10.000000	14.370679	43.71%	6,445	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	10.000000	6.578070	-34.22%	69,666	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	20.149958	9.369330	-53.50%	144,406	2008
	15.937169	20.149958	26.43%	169,731	2007
	12.655507	15.937169	25.93%	87,657	2006
	10.000000	12.655507	26.56%	26,456	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	23.430527	13.724837	-41.42%	4,587	2008
	20.657060	23.430527	13.43%	5,200	2007
	17.311415	20.657060	19.33%	6,487	2006
	15.992577	17.311415	8.25%	9,686	2005
	13.732826	15.992577	16.46%	10,730	2004
	10.000000	13.732826	37.33%	6,744	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	16.829070	9.855569	-41.44%	2,043,325	2008
	14.838451	16.829070	13.42%	1,275,539	2007
	12.433552	14.838451	19.34%	449,666	2006
	11.490111	12.433552	8.21%	53,806	2005
	10.000000	11.490111	14.90%	22,305	2004*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	11.811239	12.324804	4.35%	260,697	2008
	10.828109	11.811239	9.08%	261,702	2007
	9.766142	10.828109	10.87%	84,205	2006
	10.000000	9.766142	-2.34%	39,190	2005*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	15.220939	12.552746	-17.53%	25,860	2008
	14.048292	15.220939	8.35%	21,213	2007
	12.949158	14.048292	8.49%	73,134	2006
	12.241351	12.949158	5.78%	73,285	2005
	11.505218	12.241351	6.40%	123,911	2004
	10.000000	11.505218	15.05%	92,922	2003*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	22.943703	12.553269	-45.29%	324,621	2008
	17.092574	22.943703	34.23%	85,247	2007
	15.942807	17.092574	7.21%	12,877	2006
	14.415779	15.942807	10.59%	8,476	2005
	12.437665	14.415779	15.90%	8,584	2004
	10.000000	12.437665	24.38%	9,636	2003*

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	17.352307	10.869598	-37.36%	38,630	2008
	16.642472	17.352307	4.27%	29,664	2007
	15.291335	16.642472	8.84%	8,885	2006
	14.031702	15.291335	8.98%	8,525	2005
	12.158184	14.031702	15.41%	3,750	2004
	10.000000	12.158184	21.58%	1,026	2003*

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	26.730950	12.550541	-53.05%	534,920	2008
	21.245256	26.730950	25.82%	356,543	2007
	14.739596	21.245256	44.14%	156,069	2006
	11.363048	14.739596	29.72%	2,495	2005
	10.000000	11.363048	13.63%	2,208	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	39.355413	18.470555	-53.07%	830	2008
	31.292247	39.355413	25.77%	1,595	2007
	21.719936	31.292247	44.07%	1,811	2006
	16.754159	21.719936	29.64%	2,620	2005
	14.367666	16.754159	16.61%	2,626	2004
	10.000000	14.367666	43.68%	1,768	2003*

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	15.882140	9.833460	-38.08%	28,964	2008
	14.561211	15.882140	9.07%	32,326	2007
	13.811057	14.561211	5.43%	33,588	2006
	13.486320	13.811057	2.41%	44,189	2005
	12.594868	13.486320	7.08%	29,400	2004
	10.000000	12.594868	25.95%	11,357	2003*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	19.324816	12.769555	-33.92%	363,042	2008
	18.282573	19.324816	5.70%	262,296	2007
	15.440964	18.282573	18.40%	132,539	2006
	14.760636	15.440964	4.61%	52,972	2005
	13.083772	14.760636	12.82%	21,386	2004
	10.000000	13.083772	30.84%	3,632	2003*

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	14.284135	7.516797	-47.38%	74,498	2008
	14.087322	14.284135	1.40%	1,799,305	2007
	11.613662	14.087322	21.30%	714,549	2006
	10.000000	11.613662	16.14%	7,870	2005*

Neuberger Berman Advisers Management Trust - AMT Mid Cap Growth Portfolio: S Class - Q/NQ	21.515863	11.940413	-44.50%	10,008	2008
	17.922567	21.515863	20.05%	10,979	2007
	15.935082	17.922567	12.47%	10,323	2006
	14.298544	15.935082	11.45%	10,417	2005
	12.542169	14.298544	14.00%	14,701	2004
	10.000000	12.542169	25.42%	11,675	2003*

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	12.719487	6.754598	-46.90%	50,857	2008
	12.563708	12.719487	1.24%	54,471	2007
	11.526436	12.563708	9.00%	34,601	2006
	10.000000	11.526436	15.26%	5,623	2005*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	10.442362	8.881836	-14.94%	2,530,353	2008
	10.145287	10.442362	2.93%	2,472,219	2007
	9.909111	10.145287	2.38%	921,824	2006
	9.941633	9.909111	-0.33%	202,082	2005
	10.040481	9.941633	-0.98%	237,569	2004
	10.000000	10.040481	0.40%	189,679	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	15.352476	9.129398	-40.53%	27,511	2008
	15.547415	15.352476	-1.25%	7,091	2007
	15.034039	15.547415	3.41%	8,757	2006
	14.870180	15.034039	1.10%	8,560	2005
	13.528240	14.870180	9.92%	3,419	2004
	10.000000	13.528240	35.28%	27,213	2003*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	16.879012	10.042218	-40.50%	120,629	2008
	15.965747	16.879012	5.72%	2,422,887	2007
	14.291049	15.965747	11.72%	849,534	2006
	13.611475	14.291049	4.99%	42,443	2005
	12.229791	13.611475	11.30%	4,300	2004
	10.000000	12.229791	22.30%	2,645	2003*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.880072	7.506594	-31.01%	8,737,054	2008
	10.434128	10.880072	4.27%	4,834,180	2007
	10.000000	10.434128	4.34%	1,404,598	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.538162	9.331593	-11.45%	2,024,273	2008
	10.416259	10.538162	1.17%	824,871	2007
	10.000000	10.416259	4.16%	113,181	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	12.039659	7.258389	-39.71%	582,683	2008
	10.715931	12.039659	12.35%	403,564	2007
	10.000000	10.715931	7.16%	125,001	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	11.260943	6.171929	-45.19%	1,443,794	2008
	10.243775	11.260943	9.93%	1,023,634	2007
	10.000000	10.243775	2.44%	411,146	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	9.776234	5.948820	-39.15%	2,351,270	2008
	10.000000	9.776234	-2.24%	394,703	2007*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	14.263038	10.091024	-29.25%	22,886	2008
	14.077197	14.263038	1.32%	30,640	2007
	12.953685	14.077197	8.67%	43,986	2006
	12.877246	12.953685	0.59%	49,820	2005
	11.904593	12.877246	8.17%	67,654	2004
	10.000000	11.904593	19.05%	36,645	2003*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.474465	8.105879	-29.36%	170,514	2008
	11.321282	11.474465	1.35%	146,524	2007
	10.418162	11.321282	8.67%	58,126	2006
	10.000000	10.418162	4.18%	41,441	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Gartmore NVIT Emerging Markets Fund: Class II - Q/NQ	48.966528	20.238876	-58.67%	1,308	2008
	34.329087	48.966528	42.64%	1,692	2007
	25.630840	34.329087	33.94%	2,503	2006
	19.712603	25.630840	30.02%	3,355	2005
	16.659025	19.712603	18.33%	4,007	2004
	10.000000	16.659025	66.59%	2,850	2003*

NVIT Gartmore NVIT Emerging Markets Fund: Class VI - Q/NQ	29.250342	12.108847	-58.60%	160,959	2008
	20.470158	29.250342	42.89%	154,553	2007
	15.256471	20.470158	34.17%	90,488	2006
	11.719770	15.256471	30.18%	48,745	2005
	10.000000	11.719770	17.20%	24,692	2004*

NVIT Gartmore NVIT Global Utilities Fund: Class II - Q/NQ	26.236696	17.227490	-34.34%	0	2008
	22.244207	26.236696	17.95%	0	2007
	16.485381	22.244207	34.93%	160	2006
	15.800508	16.485381	4.33%	160	2005
	12.412884	15.800508	27.29%	160	2004
	10.000000	12.412884	24.13%	1,225	2003*

NVIT Gartmore NVIT International Equity Fund: Class VI - Q/NQ	10.000000	5.443293	-45.57%	62,046	2008*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ	10.000000	5.093703	-49.06%	8,042	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	10.000000	6.103951	-38.96%	3,464,430	2008*

NVIT NVIT Cardinal SM Aggressive Fund: Class II - Q/NQ	10.000000	6.337755	-36.62%	100,846	2008*

NVIT NVIT Cardinal SM Balanced Fund: Class II - Q/NQ	10.000000	7.895368	-21.05%	618,644	2008*

NVIT NVIT Cardinal SM Capital Appreciation Fund: Class II - Q/NQ	10.000000	7.175372	-28.25%	953,276	2008*

NVIT NVIT Cardinal SM Conservative Fund: Class II - Q/NQ	10.000000	9.042194	-9.58%	759,096	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinal SM Moderate Fund: Class II - Q/NQ	10.000000	7.532112	-24.68%	1,786,794	2008*

NVIT NVIT Cardinal SM Moderately Aggressive Fund: Class II - Q/NQ	10.000000	6.813408	-31.87%	1,408,754	2008*

NVIT NVIT Cardinal SM Moderately Conservative Fund: Class II - Q/NQ	10.000000	8.274211	-17.26%	385,525	2008*

NVIT NVIT Core Bond Fund: Class II - Q/NQ	10.000000	9.807050	-1.93%	4,974	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	10.000000	9.812853	-1.87%	17,256	2008*

NVIT NVIT Global Financial Services Fund: Class II - Q/NQ	20.984179	11.062256	-47.28%	816	2008
	21.665712	20.984179	-3.15%	863	2007
	18.362497	21.665712	17.99%	903	2006
	16.869048	18.362497	8.85%	1,004	2005
	14.217426	16.869048	18.65%	1,036	2004
	10.000000	14.217426	42.17%	58	2003*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	11.050957	11.695753	5.83%	3,758,417	2008
	10.497385	11.050957	5.27%	2,662,681	2007
	10.338406	10.497385	1.54%	842,260	2006
	10.189502	10.338406	1.46%	99,799	2005
	10.043359	10.189502	1.46%	67,946	2004
	10.000000	10.043359	0.43%	19,071	2003*

NVIT NVIT Health Sciences Fund: Class II - Q/NQ	17.333588	12.704392	-26.71%	1,241	2008
	15.624588	17.333588	10.94%	2,143	2007
	15.524310	15.624588	0.65%	2,143	2006
	14.604297	15.524310	6.30%	2,143	2005
	13.818993	14.604297	5.68%	2,266	2004
	10.000000	13.818993	38.19%	3,148	2003*

NVIT NVIT Health Sciences Fund: Class VI - Q/NQ	11.674239	8.551380	-26.75%	99,800	2008
	10.518349	11.674239	10.99%	66,428	2007
	10.452532	10.518349	0.63%	43,280	2006
	9.828804	10.452532	6.35%	25,975	2005
	10.000000	9.828804	-1.71%	10,710	2004*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	11.644002	6.510364	-44.09%	52,294	2008
	10.835236	11.644002	7.46%	29,825	2007
	10.000000	10.835236	8.35%	4,223	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	12.085719	11.159036	-7.67%	1,273,216	2008
	11.673956	12.085719	3.53%	523,706	2007
	11.191464	11.673956	4.31%	228,411	2006
	11.025641	11.191464	1.50%	155,313	2005
	10.723133	11.025641	2.82%	89,434	2004
	10.000000	10.723133	7.23%	3,629	2003*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	13.696706	11.432441	-16.53%	1,971,882	2008
	13.170301	13.696706	4.00%	1,433,487	2007
	12.362921	13.170301	6.53%	1,037,533	2006
	12.042290	12.362921	2.66%	527,739	2005
	11.437925	12.042290	5.28%	241,780	2004
	10.000000	11.437925	14.38%	60,645	2003*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	15.437685	11.649125	-24.54%	5,852,175	2008
	14.872451	15.437685	3.80%	4,573,405	2007
	13.593344	14.872451	9.41%	2,928,771	2006
	13.132916	13.593344	3.51%	1,163,935	2005
	12.203108	13.132916	7.62%	500,370	2004
	10.000000	12.203108	22.03%	65,627	2003*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	17.729297	11.950716	-32.59%	4,657,121	2008
	17.001173	17.729297	4.28%	3,976,666	2007
	15.106544	17.001173	12.54%	2,301,890	2006
	14.359307	15.106544	5.20%	830,511	2005
	13.038300	14.359307	10.13%	346,343	2004
	10.000000	13.038300	30.38%	105,807	2003*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	19.466359	12.078766	-37.95%	371,302	2008
	18.700744	19.466359	4.09%	258,759	2007
	16.285762	18.700744	14.83%	341,530	2006
	15.356948	16.285762	6.05%	260,745	2005
	13.707728	15.356948	12.03%	142,597	2004
	10.000000	13.707728	37.08%	7,958	2003*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	20.427933	12.751660	-37.58%	97,527	2008
	19.332334	20.427933	5.67%	67,513	2007
	17.905052	19.332334	7.97%	49,030	2006
	16.256166	17.905052	10.14%	44,711	2005
	14.296525	16.256166	13.71%	25,662	2004
	10.000000	14.296525	42.97%	6,639	2003*

NVIT NVIT Money Market Fund: Class I - Q/NQ	10.452394	10.480380	0.27%	2,002,699	2008
	10.152993	10.452394	2.95%	1,788,987	2007
	9.885496	10.152993	2.71%	844,733	2006
	9.799630	9.885496	0.88%	283,734	2005
	9.893901	9.799630	-0.95%	48,350	2004
	10.000000	9.893901	-1.06%	54,492	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ	10.000000	6.052492	-39.48%	2,916,290	2008*

NVIT NVIT Multi-Manager International Value Fund: Class II - Q/NQ	21.589059	11.352016	-47.42%	368	2008
	21.396244	21.589059	0.90%	377	2007
	17.790715	21.396244	20.27%	384	2006
	16.197590	17.790715	9.84%	391	2005
	13.738380	16.197590	17.90%	976	2004
	10.000000	13.738380	37.38%	179	2003*

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	15.266276	8.031437	-47.39%	1,188,046	2008
	15.131435	15.266276	0.89%	1,449,285	2007
	12.581194	15.131435	20.27%	503,621	2006
	11.453079	12.581194	9.85%	91,863	2005
	10.000000	11.453079	14.53%	27,323	2004*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	10.000000	6.285917	-37.14%	10,395	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	10.000000	6.274075	-37.26%	271,871	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	10.000000	6.196535	-38.03%	1,103,551	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	10.000000	6.678536	-33.21%	2,167,082	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ	17.587905	9.238210	-47.47%	53,330	2008
	16.349615	17.587905	7.57%	44,427	2007
	16.157720	16.349615	1.19%	28,438	2006
	15.263895	16.157720	5.86%	15,902	2005
	13.727977	15.263895	11.19%	10,874	2004
	10.000000	13.727977	37.28%	2,484	2003*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	20.323216	13.517550	-33.49%	50,582	2008
	22.299337	20.323216	-8.86%	63,876	2007
	19.381755	22.299337	15.05%	81,978	2006
	19.192160	19.381755	0.99%	70,586	2005
	16.696167	19.192160	14.95%	52,498	2004
	10.000000	16.696167	66.96%	5,418	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Company Fund: Class II - Q/NQ	20.659969	12.512624	-39.44%	293,280	2008
	20.638995	20.659969	0.10%	272,538	2007
	18.796627	20.638995	9.80%	201,895	2006
	17.079751	18.796627	10.05%	90,850	2005
	14.634859	17.079751	16.71%	69,111	2004
	10.000000	14.634859	46.35%	19,476	2003*

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	12.125745	9.853499	-18.74%	232,548	2008
	11.797281	12.125745	2.78%	177,921	2007
	11.452724	11.797281	3.01%	198,985	2006
	11.407467	11.452724	0.40%	175,794	2005
	10.898535	11.407467	4.67%	91,923	2004
	10.000000	10.898535	8.99%	78,147	2003*

NVIT NVIT Nationwide Fund: Class II - Q/NQ	17.525749	10.053611	-42.64%	2,279,645	2008
	16.534481	17.525749	6.00%	1,949,134	2007
	14.839520	16.534481	11.42%	674,194	2006
	14.109763	14.839520	5.17%	13,875	2005
	13.111059	14.109763	7.62%	6,579	2004
	10.000000	13.111059	31.11%	1,389	2003*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.000000	9.826970	-1.73%	65,267	2008*

NVIT NVIT Technology and Communications Fund: Class II - Q/NQ	19.497984	9.810163	-49.69%	490	2008
	16.539267	19.497984	17.89%	616	2007
	15.209158	16.539267	8.75%	637	2006
	15.600234	15.209158	-2.51%	1,530	2005
	15.262596	15.600234	2.21%	1,652	2004
	10.000000	15.262596	52.63%	908	2003*

NVIT NVIT Technology and Communications Fund: Class VI - Q/NQ	13.596498	6.838240	-49.71%	29,604	2008
	11.542288	13.596498	17.80%	45,001	2007
	10.564328	11.542288	9.26%	28,233	2006
	10.835965	10.564328	-2.51%	12,598	2005
	10.000000	10.835965	8.36%	2,705	2004*

NVIT NVIT U.S. Growth Leaders Fund: Class II - Q/NQ	21.133775	12.152698	-42.50%	83,759	2008
	17.616106	21.133775	19.97%	76,350	2007
	18.020086	17.616106	-2.24%	71,886	2006
	16.419196	18.020086	9.75%	66,347	2005
	14.907895	16.419196	10.14%	44,955	2004
	10.000000	14.907895	49.08%	8,965	2003*

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	17.361358	10.708491	-38.32%	596,267	2008
	18.145324	17.361358	-4.32%	1,389,713	2007
	15.981000	18.145324	13.54%	624,582	2006
	15.646565	15.981000	2.14%	83,409	2005
	13.601345	15.646565	15.04%	47,633	2004
	10.000000	13.601345	36.01%	17,115	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Van Kampen NVIT Real Estate Fund: Class II - Q/NQ	10.000000	5.567096	-44.33%	22,775	2008*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	17.400525	9.289305	-46.61%	94,368	2008
	15.556184	17.400525	11.86%	89,518	2007
	14.703095	15.556184	5.80%	84,168	2006
	14.270341	14.703095	3.03%	72,870	2005
	13.623204	14.270341	4.75%	47,375	2004
	10.000000	13.623204	36.23%	6,635	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	15.497557	9.082697	-41.39%	268,773	2008
	14.873968	15.497557	4.19%	322,000	2007
	12.894589	14.873968	15.35%	285,046	2006
	11.507127	12.894589	12.06%	166,847	2005
	10.000000	11.507127	15.07%	48,164	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	23.760837	13.929309	-41.38%	14,158	2008
	22.799883	23.760837	4.21%	22,449	2007
	19.771731	22.799883	15.32%	28,656	2006
	17.642303	19.771731	12.07%	29,856	2005
	15.104878	17.642303	16.80%	32,941	2004
	10.000000	15.104878	51.05%	8,970	2003*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	9.535678	2.001939	-79.01%	202,411	2008
	10.000000	9.535678	-4.64%	107,087	2007*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	13.568598	2.856265	-78.95%	47,335	2008
	13.876681	13.568598	-2.22%	64,990	2007
	12.930195	13.876681	7.32%	152,340	2006
	12.901188	12.930195	0.22%	110,384	2005
	12.076446	12.901188	6.83%	87,619	2004
	10.000000	12.076446	20.76%	60,140	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	16.818258	10.141101	-39.70%	2,211,560	2008
	16.437065	16.818258	2.32%	1,919,391	2007
	14.577583	16.437065	12.76%	795,225	2006
	14.030984	14.577583	3.90%	52,740	2005
	13.084249	14.030984	7.24%	31,269	2004
	10.000000	13.084249	30.84%	4,972	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ	20.773571	12.652987	-39.09%	640,887	2008
	21.444172	20.773571	-3.13%	446,949	2007
	19.034924	21.444172	12.66%	173,224	2006
	17.657508	19.034924	7.80%	32,670	2005
	15.079668	17.657508	17.09%	21,738	2004
	10.000000	15.079668	50.80%	4,094	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB - Q/NQ	14.570845	8.775762	-39.77%	7,643	2008
	15.785091	14.570845	-7.69%	9,089	2007
	13.860142	15.785091	13.89%	18,555	2006
	13.405421	13.860142	3.39%	22,127	2005
	12.279684	13.405421	9.17%	8,210	2004
	10.000000	12.279684	22.80%	713	2003*

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	21.267332	11.711052	-44.93%	1,562	2008
	19.976776	21.267332	6.46%	1,581	2007
	15.918898	19.976776	25.49%	2,335	2006
	14.440241	15.918898	10.24%	2,335	2005
	12.648853	14.440241	14.16%	2,335	2004
	10.000000	12.648853	26.49%	2,450	2003*

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	13.482437	8.340797	-38.14%	1,619	2008
	13.005932	13.482437	3.66%	1,830	2007
	12.554562	13.005932	3.60%	1,841	2006
	12.089308	12.554562	3.85%	4,118	2005
	11.715038	12.089308	3.19%	2,587	2004
	10.000000	11.715038	17.15%	1,019	2003*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	13.275860	7.480089	-43.66%	1,577,319	2008
	12.013255	13.275860	10.51%	702,696	2007
	11.183366	12.013255	7.42%	42,239	2006
	10.000000	11.183366	11.83%	14,579	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	12.405127	7.767710	-37.38%	629,560	2008
	12.255971	12.405127	1.22%	428,292	2007
	10.513147	12.255971	16.58%	191,645	2006
	10.000000	10.513147	5.13%	30,300	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.576560	10.527136	-0.47%	260,175	2008
	10.231131	10.576560	3.38%	140,386	2007
	10.009904	10.231131	2.21%	34,860	2006
	10.000000	10.009904	0.10%	15,156	2005*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	11.088437	9.755312	-12.02%	1,537,307	2008
	10.727232	11.088437	3.37%	1,955,837	2007
	10.542363	10.727232	1.75%	647,190	2006
	10.323495	10.542363	2.12%	51,870	2005
	10.096155	10.323495	2.25%	16,840	2004
	10.000000	10.096155	0.96%	399	2003*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	17.021413	14.218283	-16.47%	2,522	2008
	16.284877	17.021413	4.52%	2,526	2007
	14.958123	16.284877	8.87%	2,611	2006
	13.576214	14.958123	10.18%	2,615	2005
	12.552802	13.576214	8.15%	3,377	2004
	10.000000	12.552802	25.53%	5,657	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	22.720322	13.826970	-39.14%	116,115	2008
	27.956245	22.720322	-18.73%	142,784	2007
	20.667393	27.956245	35.27%	130,552	2006
	18.016422	20.667393	14.71%	61,926	2005
	13.476102	18.016422	33.69%	51,862	2004
	10.000000	13.476102	34.76%	10,588	2003*

Additional Contract Options Elected (Total 1.80%)
(Variable account charges of 1.80% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	17.437577	8.235458	-52.77%	141,130	2008
	17.520036	17.437577	-0.47%	158,993	2007
	15.796069	17.520036	10.91%	151,148	2006
	15.256637	15.796069	3.54%	212,951	2005
	14.016990	15.256637	8.84%	122,387	2004
	10.000000	14.016990	40.17%	51,660	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	16.941722	9.544812	-43.66%	34,627	2008
	15.442142	16.941722	9.71%	68,997	2007
	14.826256	15.442142	4.15%	42,348	2006
	13.904454	14.826256	6.63%	38,204	2005
	13.316033	13.904454	4.42%	163,316	2004
	10.000000	13.316033	33.16%	7,157	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	20.947050	10.875222	-48.08%	36,105	2008
	19.297557	20.947050	8.55%	80,189	2007
	16.902567	19.297557	14.17%	40,731	2006
	15.751883	16.902567	7.31%	38,324	2005
	13.915742	15.751883	13.19%	44,029	2004
	10.000000	13.915742	39.16%	4,652	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	18.099119	10.540193	-41.76%	38,606	2008
	17.578329	18.099119	2.96%	46,399	2007
	15.300880	17.578329	14.88%	71,831	2006
	14.895904	15.300880	2.72%	73,737	2005
	13.638413	14.895904	9.22%	81,095	2004
	10.000000	13.638413	36.38%	100,901	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	20.180294	12.732506	-36.91%	75,083	2008
	20.243032	20.180294	-0.31%	22,588	2007
	18.049671	20.243032	12.15%	35,291	2006
	17.236512	18.049671	4.72%	40,134	2005
	14.740687	17.236512	16.93%	30,997	2004
	10.000000	14.740687	47.41%	14,527	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	17.076207	10.944856	-35.91%	31,112	2008
	17.466671	17.076207	-2.24%	43,620	2007
	15.225883	17.466671	14.72%	53,053	2006
	14.834062	15.225883	2.64%	56,418	2005
	13.418600	14.834062	10.55%	59,720	2004
	10.000000	13.418600	34.19%	18,384	2003*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II - Q/NQ	22.972490	12.429668	-45.89%	5,396	2008
	19.840680	22.972490	15.78%	5,901	2007
	16.195948	19.840680	22.50%	6,666	2006
	14.580903	16.195948	11.08%	6,775	2005
	12.936733	14.580903	12.71%	7,504	2004
	10.000000	12.936733	29.37%	11,903	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV - Q/NQ	17.678101	9.556073	-45.94%	59,482	2008
	15.270392	17.678101	15.77%	85,088	2007
	12.453106	15.270392	22.62%	56,982	2006
	11.224493	12.453106	10.95%	71,498	2005
	10.000000	11.224493	12.24%	51,778	2004*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	12.637300	9.368076	-25.87%	161,945	2008
	13.190159	12.637300	-4.19%	135,156	2007
	11.171661	13.190159	18.07%	55,636	2006
	10.000000	11.171661	11.72%	19,189	2005*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II - Q/NQ	15.905021	9.113571	-42.70%	37,251	2008
	13.404337	15.905021	18.66%	49,113	2007
	14.128155	13.404337	-5.12%	46,362	2006
	14.107788	14.128155	0.14%	48,585	2005
	12.990651	14.107788	8.60%	40,109	2004
	10.000000	12.990651	29.91%	11,751	2003*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	16.911778	12.155656	-28.12%	339,422	2008
	18.189206	16.911778	-7.02%	299,095	2007
	15.634840	18.189206	16.34%	336,718	2006
	15.183516	15.634840	2.97%	293,245	2005
	13.542256	15.183516	12.12%	158,176	2004
	10.000000	13.542256	35.42%	46,339	2003*

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class II - Q/NQ	16.580643	8.350206	-49.64%	66,461	2008
	12.102067	16.580643	37.01%	138,449	2007
	11.318754	12.102067	6.92%	934	2006
	10.000000	11.318754	13.19%	1,542	2005*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	11.527924	11.140577	-3.36%	385,765	2008
	10.722391	11.527924	7.51%	328,485	2007
	10.747787	10.722391	-0.24%	315,080	2006
	10.775856	10.747787	-0.26%	424,023	2005
	10.370757	10.775856	3.91%	398,293	2004
	10.000000	10.370757	3.71%	91,736	2003*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	20.052499	13.603687	-32.16%	122,265	2008
	20.556777	20.052499	-2.45%	131,918	2007
	18.295913	20.556777	12.36%	117,232	2006
	17.373568	18.295913	5.31%	146,204	2005
	14.515251	17.373568	19.69%	89,410	2004
	10.000000	14.515251	45.15%	22,771	2003*

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	17.187782	10.578942	-38.45%	245,524	2008
	16.672368	17.187782	3.09%	278,055	2007
	14.736279	16.672368	13.14%	251,242	2006
	14.368549	14.736279	2.56%	239,032	2005
	13.259231	14.368549	8.37%	182,787	2004
	10.000000	13.259231	32.59%	84,073	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	15.914110	10.982547	-30.99%	72,333	2008
	15.168104	15.914110	4.92%	53,607	2007
	13.291141	15.168104	14.12%	59,697	2006
	12.998806	13.291141	2.25%	66,280	2005
	12.631214	12.998806	2.91%	72,326	2004
	10.000000	12.631214	26.31%	9,353	2003*

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares - Q/NQ	13.755208	8.405272	-38.89%	1,141	2008
	15.789885	13.755208	-12.89%	2,618	2007
	15.531693	15.789885	1.66%	4,788	2006
	14.983039	15.531693	3.66%	10,776	2005
	13.740007	14.983039	9.05%	11,116	2004
	10.000000	13.740007	37.40%	2,144	2003*

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	14.868299	9.641838	-35.15%	1,571	2008
	16.799220	14.868299	-11.49%	5,763	2007
	14.685424	16.799220	14.39%	5,877	2006
	14.272175	14.685424	2.90%	5,757	2005
	13.272703	14.272175	7.53%	5,999	2004
	10.000000	13.272703	32.73%	1,662	2003*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	16.615252	11.475328	-30.93%	6,054	2008
	15.433434	16.615252	7.66%	6,222	2007
	13.573366	15.433434	13.70%	8,648	2006
	13.591048	13.573366	-0.13%	8,591	2005
	12.921451	13.591048	5.18%	8,993	2004
	10.000000	12.921451	29.21%	5,340	2003*

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	9.935165	9.672066	-2.65%	81,522	2008
	10.270833	9.935165	-3.27%	37,291	2007
	10.000000	10.270833	2.71%	218,508	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	10.832380	9.833968	-9.22%	323,399	2008
	10.492661	10.832380	3.24%	328,552	2007
	10.281448	10.492661	2.05%	362,878	2006
	10.367069	10.281448	-0.83%	309,054	2005
	10.217883	10.367069	1.46%	236,294	2004
	10.000000	10.217883	2.18%	78,670	2003*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	21.766411	12.249116	-43.72%	701,181	2008
	18.897645	21.766411	15.18%	987,365	2007
	17.268897	18.897645	9.43%	792,291	2006
	15.074909	17.268897	14.55%	762,169	2005
	13.330385	15.074909	13.09%	517,235	2004
	10.000000	13.330385	33.30%	101,738	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	21.868739	9.791116	-55.23%	250,940	2008
	15.292040	21.868739	43.01%	303,180	2007
	13.352901	15.292040	14.52%	156,813	2006
	10.000000	13.352901	33.53%	62,976	2005*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	18.131699	10.182016	-43.84%	410,167	2008
	18.233864	18.131699	-0.56%	504,117	2007
	15.481737	18.233864	17.78%	472,111	2006
	14.932866	15.481737	3.68%	376,570	2005
	13.670820	14.932866	9.23%	306,465	2004
	10.000000	13.670820	36.71%	117,559	2003*

Fidelity Variable Insurance Products Fund - VIP Freedom 2010 Portfolio: Service Class 2 - Q/NQ	12.220629	8.980132	-26.52%	101,147	2008
	11.479030	12.220629	6.46%	45,481	2007
	10.666944	11.479030	7.61%	45,949	2006
	10.000000	10.666944	6.67%	33,080	2005*

Fidelity Variable Insurance Products Fund - VIP Freedom 2020 Portfolio: Service Class 2 - Q/NQ	12.997456	8.576795	-34.01%	32,776	2008
	12.037198	12.997456	7.98%	42,240	2007
	10.972836	12.037198	9.70%	7,493	2006
	10.000000	10.972836	9.73%	1,158	2005*

Fidelity Variable Insurance Products Fund - VIP Freedom 2030 Portfolio: Service Class 2 - Q/NQ	13.523463	8.210542	-39.29%	11,851	2008
	12.398869	13.523463	9.07%	16,196	2007
	11.180460	12.398869	10.90%	2,431	2006
	10.000000	11.180460	11.80%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	18.863469	9.760134	-48.26%	191,181	2008
	15.167421	18.863469	24.37%	346,558	2007
	14.492214	15.167421	4.66%	134,119	2006
	13.987398	14.492214	3.61%	130,749	2005
	13.812504	13.987398	1.27%	139,742	2004
	10.000000	13.812504	38.13%	68,730	2003*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	10.995925	10.424222	-5.20%	1,001,468	2008
	10.759148	10.995925	2.20%	1,068,285	2007
	10.520620	10.759148	2.27%	520,431	2006
	10.513713	10.520620	0.07%	283,290	2005
	10.275874	10.513713	2.31%	214,871	2004
	10.000000	10.275874	2.76%	109,910	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	25.359600	15.039323	-40.70%	349,568	2008
	22.392345	25.359600	13.25%	555,267	2007
	20.285633	22.392345	10.39%	453,267	2006
	17.502931	20.285633	15.90%	426,200	2005
	14.298178	17.502931	22.41%	173,576	2004
	10.000000	14.298178	42.98%	75,854	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	25.458055	14.009388	-44.97%	11,182	2008
	22.149968	25.458055	14.93%	12,852	2007
	19.151163	22.149968	15.66%	18,749	2006
	16.417462	19.151163	16.65%	22,199	2005
	14.753996	16.417462	11.27%	23,586	2004
	10.000000	14.753996	47.54%	18,272	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	17.057859	9.389224	-44.96%	211,394	2008
	14.840411	17.057859	14.94%	427,097	2007
	12.826808	14.840411	15.70%	237,218	2006
	10.999651	12.826808	16.61%	151,073	2005
	10.000000	10.999651	10.00%	55,254	2004*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	22.009961	10.528423	-52.17%	22,243	2008
	21.258879	22.009961	3.53%	34,696	2007
	18.660266	21.258879	13.93%	40,309	2006
	18.551112	18.660266	0.59%	48,164	2005
	16.594524	18.551112	11.79%	58,188	2004
	10.000000	16.594524	65.95%	90,608	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	11.290361	7.798968	-30.92%	511,448	2008
	11.082100	11.290361	1.88%	815,392	2007
	10.000000	11.082100	10.82%	771,236	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	15.990900	11.447265	-28.41%	287,929	2008
	16.735450	15.990900	-4.45%	340,234	2007
	14.549945	16.735450	15.02%	412,805	2006
	14.325045	14.549945	1.57%	338,942	2005
	13.142118	14.325045	9.00%	242,500	2004
	10.000000	13.142118	31.42%	54,011	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	20.531409	13.504549	-34.22%	185,308	2008
	21.419668	20.531409	-4.15%	174,214	2007
	18.645032	21.419668	14.88%	147,356	2006
	17.455454	18.645032	6.81%	148,316	2005
	14.364281	17.455454	21.52%	93,406	2004
	10.000000	14.364281	43.64%	17,494	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	10.000000	6.575833	-34.24%	4,801	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	20.122664	9.351859	-53.53%	110,317	2008
	15.923723	20.122664	26.37%	178,574	2007
	12.651246	15.923723	25.87%	76,017	2006
	10.000000	12.651246	26.51%	47,917	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	23.372454	13.683828	-41.45%	6,448	2008
	20.616415	23.372454	13.37%	8,289	2007
	17.286118	20.616415	19.27%	10,735	2006
	15.977318	17.286118	8.19%	11,714	2005
	13.726705	15.977318	16.40%	13,189	2004
	10.000000	13.726705	37.27%	11,150	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	16.797762	9.832218	-41.47%	615,516	2008
	14.818425	16.797762	13.36%	498,276	2007
	12.423072	14.818425	19.28%	320,644	2006
	11.486259	12.423072	8.16%	169,531	2005
	10.000000	11.486259	14.86%	59,908	2004*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	11.795237	12.301845	4.30%	307,256	2008
	10.818969	11.795237	9.02%	258,010	2007
	9.762850	10.818969	10.82%	74,549	2006
	10.000000	9.762850	-2.37%	8,996	2005*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	15.183189	12.515239	-17.57%	23,697	2008
	14.020622	15.183189	8.29%	21,711	2007
	12.930226	14.020622	8.43%	31,619	2006
	12.229660	12.930226	5.73%	33,806	2005
	11.500087	12.229660	6.34%	35,822	2004
	10.000000	11.500087	15.00%	20,859	2003*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	22.886905	12.515803	-45.31%	82,563	2008
	17.058984	22.886905	34.16%	57,745	2007
	15.919551	17.058984	7.16%	6,518	2006
	14.402045	15.919551	10.54%	16,049	2005
	12.432126	14.402045	15.85%	17,588	2004
	10.000000	12.432126	24.32%	12,666	2003*

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	17.311109	10.838261	-37.39%	9,835	2008
	16.611477	17.311109	4.21%	9,016	2007
	15.270609	16.611477	8.78%	5,806	2006
	14.019804	15.270609	8.92%	3,443	2005
	12.154059	14.019804	15.35%	6,286	2004
	10.000000	12.154059	21.54%	1,220	2003*

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	26.681202	12.520779	-53.07%	211,875	2008
	21.216561	26.681202	25.76%	190,537	2007
	14.727162	21.216561	44.06%	98,056	2006
	11.359225	14.727162	29.65%	17,476	2005
	10.000000	11.359225	13.59%	6,829	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	39.257929	18.415391	-53.09%	1,876	2008
	31.230706	39.257929	25.70%	1,979	2007
	21.688225	31.230706	44.00%	2,375	2006
	16.738188	21.688225	29.57%	2,979	2005
	14.361268	16.738188	16.55%	8,149	2004
	10.000000	14.361268	43.61%	1,979	2003*

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	15.842803	9.804104	-38.12%	44,280	2008
	14.532572	15.842803	9.02%	62,081	2007
	13.790894	14.532572	5.38%	85,755	2006
	13.473465	13.790894	2.36%	96,337	2005
	12.589263	13.473465	7.02%	86,714	2004
	10.000000	12.589263	25.89%	37,186	2003*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	19.276952	12.731433	-33.96%	208,539	2008
	18.246613	19.276952	5.65%	190,645	2007
	15.418416	18.246613	18.34%	278,426	2006
	14.746550	15.418416	4.56%	84,861	2005
	13.077936	14.746550	12.76%	38,509	2004
	10.000000	13.077936	30.78%	9,289	2003*

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	14.264773	7.502775	-47.40%	30,647	2008
	14.075423	14.264773	1.35%	495,876	2007
	11.609751	14.075423	21.24%	197,816	2006
	10.000000	11.609751	16.10%	10,203	2005*

Neuberger Berman Advisers Management Trust - AMT Mid Cap Growth Portfolio: S Class - Q/NQ	21.461194	11.903990	-44.53%	12,471	2008
	17.886174	21.461194	19.99%	15,016	2007
	15.910805	17.886174	12.42%	14,839	2006
	14.284018	15.910805	11.39%	15,091	2005
	12.535795	14.284018	13.95%	15,753	2004
	10.000000	12.535795	25.36%	11,726	2003*

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	12.702217	6.741985	-46.92%	28,530	2008
	12.553083	12.702217	1.19%	32,974	2007
	11.522539	12.553083	8.94%	196,884	2006
	10.000000	11.522539	15.23%	9,339	2005*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	10.416482	8.855318	-14.99%	802,864	2008
	10.125323	10.416482	2.88%	823,163	2007
	9.894639	10.125323	2.33%	401,723	2006
	9.932152	9.894639	-0.38%	284,423	2005
	10.036005	9.932152	-1.03%	241,016	2004
	10.000000	10.036005	0.36%	141,347	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	15.314432	9.102129	-40.57%	6,539	2008
	15.516839	15.314432	-1.30%	5,970	2007
	15.012087	15.516839	3.36%	5,429	2006
	14.855998	15.012087	1.05%	6,911	2005
	13.522216	14.855998	9.86%	6,625	2004
	10.000000	13.522216	35.22%	3,983	2003*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	16.838934	10.013252	-40.54%	61,219	2008
	15.936002	16.838934	5.67%	652,611	2007
	14.271672	15.936002	11.66%	254,476	2006
	13.599927	14.271672	4.94%	51,791	2005
	12.225637	13.599927	11.24%	74,423	2004
	10.000000	12.225637	22.26%	1,041	2003*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.870847	7.496405	-31.04%	1,750,177	2008
	10.430613	10.870847	4.22%	1,380,845	2007
	10.000000	10.430613	4.31%	348,537	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.529215	9.318922	-11.49%	477,420	2008
	10.412741	10.529215	1.12%	337,399	2007
	10.000000	10.412741	4.13%	82,560	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	12.029430	7.248531	-39.74%	188,703	2008
	10.712318	12.029430	12.30%	449,901	2007
	10.000000	10.712318	7.12%	62,714	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	11.251384	6.163543	-45.22%	523,582	2008
	10.240314	11.251384	9.87%	419,607	2007
	10.000000	10.240314	2.40%	130,636	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	9.772893	5.943759	-39.18%	380,339	2008
	10.000000	9.772893	-2.27%	452,558	2007*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	14.227700	10.060891	-29.29%	62,987	2008
	14.049499	14.227700	1.27%	74,876	2007
	12.934751	14.049499	8.62%	83,348	2006
	12.864955	12.934751	0.54%	116,540	2005
	11.899285	12.864955	8.12%	125,533	2004
	10.000000	11.899285	18.99%	72,249	2003*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.458925	8.090783	-29.39%	202,534	2008
	11.311733	11.458925	1.30%	113,386	2007
	10.414642	11.311733	8.61%	102,616	2006
	10.000000	10.414642	4.15%	51,768	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Gartmore NVIT Emerging Markets Fund: Class II - Q/NQ	48.845262	20.178429	-58.69%	6,620	2008
	34.261585	48.845262	42.57%	7,526	2007
	25.593427	34.261585	33.87%	12,136	2006
	19.693802	25.593427	29.96%	14,711	2005
	16.651616	19.693802	18.27%	24,318	2004
	10.000000	16.651616	66.52%	66,037	2003*

NVIT Gartmore NVIT Emerging Markets Fund: Class VI - Q/NQ	29.195921	12.080137	-58.62%	107,139	2008
	20.442522	29.195921	42.82%	225,322	2007
	15.243606	20.442522	34.11%	282,202	2006
	11.715831	15.243606	30.11%	146,959	2005
	10.000000	11.715831	17.16%	69,363	2004*

NVIT Gartmore NVIT Global Utilities Fund: Class II - Q/NQ	26.171731	17.176069	-34.37%	3,342	2008
	22.200475	26.171731	17.89%	3,928	2007
	16.461313	22.200475	34.86%	4,172	2006
	15.785444	16.461313	4.28%	4,382	2005
	12.407351	15.785444	27.23%	4,499	2004
	10.000000	12.407351	24.07%	5,046	2003*

NVIT Gartmore NVIT International Equity Fund: Class VI - Q/NQ	10.000000	5.441437	-45.59%	1,943	2008*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ	10.000000	5.091966	-49.08%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	10.000000	6.101864	-38.98%	848,719	2008*

NVIT NVIT Cardinal SM Aggressive Fund: Class II - Q/NQ	10.000000	6.335598	-36.64%	32,912	2008*

NVIT NVIT Cardinal SM Balanced Fund: Class II - Q/NQ	10.000000	7.892680	-21.07%	87,512	2008*

NVIT NVIT Cardinal SM Capital Appreciation Fund: Class II - Q/NQ	10.000000	7.172940	-28.27%	148,440	2008*

NVIT NVIT Cardinal SM Conservative Fund: Class II - Q/NQ	10.000000	9.039133	-9.61%	159,077	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinal SM Moderate Fund: Class II - Q/NQ	10.000000	7.529554	-24.70%	227,605	2008*

NVIT NVIT Cardinal SM Moderately Aggressive Fund: Class II - Q/NQ	10.000000	6.811090	-31.89%	151,671	2008*

NVIT NVIT Cardinal SM Moderately Conservative Fund: Class II - Q/NQ	10.000000	8.271397	-17.29%	113,956	2008*

NVIT NVIT Core Bond Fund: Class II - Q/NQ	10.000000	9.803732	-1.96%	22,214	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	10.000000	9.809519	-1.90%	3,733	2008*

NVIT NVIT Global Financial Services Fund: Class II - Q/NQ	20.932180	11.029205	-47.31%	14,902	2008
	21.623093	20.932180	-3.20%	16,676	2007
	18.335686	21.623093	17.93%	20,114	2006
	16.852973	18.335686	8.80%	20,423	2005
	14.211109	16.852973	18.59%	23,635	2004
	10.000000	14.211109	42.11%	15,402	2003*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	11.023542	11.660809	5.78%	1,249,213	2008
	10.476712	11.023542	5.22%	1,055,133	2007
	10.323283	10.476712	1.49%	475,772	2006
	10.179763	10.323283	1.41%	312,386	2005
	10.038872	10.179763	1.40%	236,413	2004
	10.000000	10.038872	0.39%	86,852	2003*

NVIT NVIT Health Sciences Fund: Class II - Q/NQ	17.290618	12.666447	-26.74%	13,947	2008
	15.593824	17.290618	10.88%	15,469	2007
	15.501628	15.593824	0.59%	15,772	2006
	14.590363	15.501628	6.25%	15,952	2005
	13.812834	14.590363	5.63%	23,451	2004
	10.000000	13.812834	38.13%	15,358	2003*

NVIT NVIT Health Sciences Fund: Class VI - Q/NQ	11.652517	8.531115	-26.79%	140,850	2008
	10.504151	11.652517	10.93%	92,999	2007
	10.443718	10.504151	0.58%	64,735	2006
	9.825503	10.443718	6.29%	66,372	2005
	10.000000	9.825503	-1.74%	23,162	2004*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	11.634112	6.501522	-44.12%	54,675	2008
	10.831580	11.634112	7.41%	37,088	2007
	10.000000	10.831580	8.32%	7,349	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	12.055724	11.125672	-7.71%	1,248,947	2008
	11.650951	12.055724	3.47%	1,058,616	2007
	11.175080	11.650951	4.26%	922,322	2006
	11.015097	11.175080	1.45%	675,089	2005
	10.718341	11.015097	2.77%	638,672	2004
	10.000000	10.718341	7.18%	184,806	2003*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	13.662752	11.398289	-16.57%	1,413,548	2008
	13.144366	13.662752	3.94%	1,728,247	2007
	12.344849	13.144366	6.48%	1,706,470	2006
	12.030792	12.344849	2.61%	1,444,140	2005
	11.432830	12.030792	5.23%	1,175,675	2004
	10.000000	11.432830	14.33%	205,860	2003*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	15.399414	11.614317	-24.58%	2,733,463	2008
	14.843178	15.399414	3.75%	2,706,206	2007
	13.573482	14.843178	9.35%	2,571,338	2006
	13.120388	13.573482	3.45%	2,110,203	2005
	12.197676	13.120388	7.56%	1,254,180	2004
	10.000000	12.197676	21.98%	273,947	2003*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	17.685357	11.915016	-32.63%	1,783,972	2008
	16.967720	17.685357	4.23%	1,782,581	2007
	15.084471	16.967720	12.48%	1,420,079	2006
	14.345619	15.084471	5.15%	1,165,297	2005
	13.032501	14.345619	10.08%	833,284	2004
	10.000000	13.032501	30.33%	242,942	2003*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	19.418103	12.042687	-37.98%	240,962	2008
	18.663939	19.418103	4.04%	330,131	2007
	16.261968	18.663939	14.77%	288,590	2006
	15.342293	16.261968	5.99%	244,661	2005
	13.701620	15.342293	11.97%	136,440	2004
	10.000000	13.701620	37.02%	23,391	2003*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	20.377307	12.713568	-37.61%	118,201	2008
	19.294289	20.377307	5.61%	91,813	2007
	17.878889	19.294289	7.92%	109,460	2006
	16.240650	17.878889	10.09%	179,860	2005
	14.290151	16.240650	13.65%	158,340	2004
	10.000000	14.290151	42.90%	24,090	2003*

NVIT NVIT Money Market Fund: Class I - Q/NQ	10.426279	10.448876	0.22%	3,350,783	2008
	10.132810	10.426279	2.90%	2,291,271	2007
	9.870853	10.132810	2.65%	1,727,168	2006
	9.790082	9.870853	0.83%	743,552	2005
	9.889293	9.790082	-1.00%	499,034	2004
	10.000000	9.889293	-1.11%	341,500	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ	10.000000	6.050429	-39.50%	727,895	2008*

NVIT NVIT Multi-Manager International Value Fund: Class II - Q/NQ	21.537850	11.319314	-47.44%	2,236	2008
	21.356427	21.537850	0.85%	2,414	2007
	17.766611	21.356427	20.21%	7,124	2006
	16.183856	17.766611	9.78%	7,237	2005
	13.733726	16.183856	17.84%	8,608	2004
	10.000000	13.733726	37.34%	5,614	2003*

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	15.237873	8.012406	-47.42%	372,111	2008
	15.111008	15.237873	0.84%	474,548	2007
	12.570579	15.111008	20.21%	234,166	2006
	11.449228	12.570579	9.79%	131,573	2005
	10.000000	11.449228	14.49%	47,452	2004*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	10.000000	6.283783	-37.16%	1,163	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	10.000000	6.271938	-37.28%	7,440	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	10.000000	6.194427	-38.06%	271,020	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	10.000000	6.676263	-33.24%	527,545	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ	17.544321	9.210609	-47.50%	38,345	2008
	16.317444	17.544321	7.52%	186,352	2007
	16.134121	16.317444	1.14%	37,323	2006
	15.249341	16.134121	5.80%	37,159	2005
	13.721857	15.249341	11.13%	29,962	2004
	10.000000	13.721857	37.22%	23,073	2003*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	20.272848	13.477173	-33.52%	40,240	2008
	22.255469	20.272848	-8.91%	44,110	2007
	19.353450	22.255469	14.99%	154,551	2006
	19.173862	19.353450	0.94%	53,647	2005
	16.688734	19.173862	14.89%	55,505	2004
	10.000000	16.688734	68.89%	21,832	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Company Fund: Class II - Q/NQ	20.608770	12.475251	-39.47%	122,559	2008
	20.598389	20.608770	0.05%	143,736	2007
	18.769168	20.598389	9.75%	143,395	2006
	17.063461	18.769168	10.00%	233,984	2005
	14.628336	17.063461	16.65%	165,962	2004
	10.000000	14.628336	46.28%	30,003	2003*

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	12.095722	9.824098	-18.78%	172,431	2008
	11.774087	12.095722	2.73%	171,511	2007
	11.436003	11.774087	2.96%	114,427	2006
	11.396583	11.436003	0.35%	92,216	2005
	10.893681	11.396583	4.62%	45,825	2004
	10.000000	10.893681	8.94%	34,069	2003*

NVIT NVIT Nationwide Fund: Class II - Q/NQ	17.482313	10.023574	-42.66%	557,339	2008
	16.501933	17.482313	5.94%	503,215	2007
	14.817828	16.501933	11.37%	188,329	2006
	14.096285	14.817828	5.12%	17,869	2005
	13.105211	14.096285	7.56%	8,702	2004
	10.000000	13.105211	31.05%	3,193	2003*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.000000	9.823638	-1.76%	17,821	2008*

NVIT NVIT Technology and Communications Fund: Class II - Q/NQ	19.449696	9.780866	-49.71%	1,546	2008
	16.506743	19.449696	17.83%	2,869	2007
	15.186972	16.506743	8.69%	2,941	2006
	15.585378	15.186972	-2.56%	3,279	2005
	15.255822	15.585378	2.16%	4,753	2004
	10.000000	15.255822	52.56%	41,779	2003*

NVIT NVIT Technology and Communications Fund: Class VI - Q/NQ	13.571163	6.822005	-49.73%	26,833	2008
	11.526673	13.571163	17.74%	97,374	2007
	10.555400	11.526673	9.20%	43,050	2006
	10.832314	10.555400	-2.56%	20,372	2005
	10.000000	10.832314	8.32%	12,428	2004*

NVIT NVIT U.S. Growth Leaders Fund: Class II - Q/NQ	21.081413	12.116395	-42.53%	68,989	2008
	17.581451	21.081413	19.91%	76,779	2007
	17.993773	17.581451	-2.29%	65,806	2006
	16.403535	17.993773	9.69%	68,033	2005
	14.901257	16.403535	10.08%	55,349	2004
	10.000000	14.901257	49.01%	28,339	2003*

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	17.318324	10.676501	-38.35%	225,356	2008
	18.109621	17.318324	-4.37%	411,319	2007
	15.957644	18.109621	13.49%	215,432	2006
	15.631642	15.957644	2.09%	69,591	2005
	13.595292	15.631642	14.98%	45,525	2004
	10.000000	13.595292	35.95%	3,380	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Van Kampen NVIT Real Estate Fund: Class II - Q/NQ	10.000000	5.565185	-44.35%	9,282	2008*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	17.357386	9.261539	-46.64%	183,111	2008
	15.525560	17.357386	11.80%	190,010	2007
	14.681601	15.525560	5.75%	181,248	2006
	14.256716	14.681601	2.98%	180,173	2005
	13.617132	14.256716	4.70%	181,543	2004
	10.000000	13.617132	36.17%	113,307	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	15.468733	9.061175	-41.42%	212,668	2008
	14.853903	15.468733	4.14%	242,230	2007
	12.883737	14.853903	15.29%	244,775	2006
	11.503272	12.883737	12.00%	443,474	2005
	10.000000	11.503272	15.03%	107,399	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	23.701973	13.887705	-41.41%	27,482	2008
	22.755050	23.701973	4.16%	32,101	2007
	19.742872	22.755050	15.26%	34,616	2006
	17.625493	19.742872	12.01%	39,975	2005
	15.098167	17.625493	16.74%	52,106	2004
	10.000000	15.098167	50.98%	95,448	2003*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	9.532427	2.000234	-79.02%	242,175	2008
	10.000000	9.532427	-4.68%	45,403	2007*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	13.534952	2.847722	-78.96%	131,887	2008
	13.849358	13.534952	-2.27%	167,454	2007
	12.911286	13.849358	7.27%	269,181	2006
	12.888862	12.911286	0.17%	246,266	2005
	12.071064	12.888862	6.77%	208,319	2004
	10.000000	12.071064	20.71%	155,397	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	16.776556	10.110795	-39.73%	706,841	2008
	16.404704	16.776556	2.27%	691,483	2007
	14.556268	16.404704	12.70%	404,790	2006
	14.017578	14.556268	3.84%	214,338	2005
	13.078404	14.017578	7.18%	179,014	2004
	10.000000	13.078404	30.78%	48,038	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ	20.722098	12.615191	-39.12%	258,019	2008
	21.401986	20.722098	-3.18%	233,367	2007
	19.007120	21.401986	12.60%	157,777	2006
	17.640670	19.007120	7.75%	96,600	2005
	15.072953	17.640670	17.04%	57,829	2004
	10.000000	15.072953	50.73%	22,895	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB - Q/NQ	14.536245	8.750441	-39.80%	5,174	2008
	15.755685	14.536245	-7.74%	10,354	2007
	13.841360	15.755685	13.83%	17,395	2006
	13.394064	13.841360	3.34%	17,962	2005
	12.275514	13.394064	9.11%	16,139	2004
	10.000000	12.275514	22.76%	2,699	2003*

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	21.216886	11.677311	-44.96%	384	2008
	19.939586	21.216886	6.41%	384	2007
	15.897319	19.939586	25.43%	968	2006
	14.427990	15.897319	10.18%	968	2005
	12.644552	14.427990	14.10%	3,647	2004
	10.000000	12.644552	26.45%	271	2003*

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	13.450480	8.316778	-38.17%	4,328	2008
	12.981735	13.450480	3.61%	4,210	2007
	12.537566	12.981735	3.54%	6,401	2006
	12.079069	12.537566	3.80%	5,341	2005
	11.711064	12.079069	3.14%	5,400	2004
	10.000000	11.711064	17.11%	2,729	2003*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	13.257878	7.466139	-43.69%	454,725	2008
	12.003120	13.257878	10.45%	232,726	2007
	11.179600	12.003120	7.37%	61,225	2006
	10.000000	11.179600	11.80%	28,263	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	12.388301	7.753217	-37.42%	255,557	2008
	12.245614	12.388301	1.17%	222,632	2007
	10.509601	12.245614	16.52%	374,044	2006
	10.000000	10.509601	5.10%	14,628	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.562215	10.507507	-0.52%	67,447	2008
	10.222485	10.562215	3.32%	56,674	2007
	10.006526	10.222485	2.16%	29,419	2006
	10.000000	10.006526	0.07%	13,364	2005*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	11.062118	9.727192	-12.07%	454,644	2008
	10.707238	11.062118	3.31%	594,950	2007
	10.528053	10.707238	1.70%	215,154	2006
	10.314724	10.528053	2.07%	68,458	2005
	10.092718	10.314724	2.20%	52,000	2004
	10.000000	10.092718	0.93%	7,470	2003*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	16.978141	14.174913	-16.51%	3,133	2008
	16.251803	16.978141	4.47%	3,283	2007
	14.935322	16.251803	8.81%	3,283	2006
	13.562397	14.935322	10.12%	3,359	2005
	12.546417	13.562397	8.10%	3,520	2004
	10.000000	12.546417	25.46%	25,599	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	22.662622	13.784793	-39.17%	195,567	2008
	27.899532	22.662622	-18.77%	200,093	2007
	20.635929	27.899532	35.20%	277,623	2006
	17.998124	20.635929	14.66%	223,385	2005
	13.469260	17.998124	33.62%	209,121	2004
	10.000000	13.469260	34.69%	64,396	2003*

Additional Contract Options Elected (Total 1.85%)
(Variable account charges of 1.85% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	17.394348	8.210839	-52.80%	26,772	2008
	17.485559	17.394348	-0.52%	27,617	2007
	15.772988	17.485559	10.86%	26,552	2006
	15.242090	15.772988	3.48%	33,602	2005
	14.010752	15.242090	8.79%	20,521	2004
	10.000000	14.010752	40.11%	6,867	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	16.899739	9.516292	-43.69%	7,439	2008
	15.411768	16.899739	9.65%	12,451	2007
	14.804611	15.411768	4.10%	12,943	2006
	13.891196	14.804611	6.58%	9,970	2005
	13.310109	13.891196	4.37%	82,671	2004
	10.000000	13.310109	33.10%	6,738	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	20.895091	10.842703	-48.11%	9,182	2008
	19.259541	20.895091	8.49%	13,343	2007
	16.877833	19.259541	14.11%	14,280	2006
	15.736819	16.877833	7.25%	9,623	2005
	13.909528	15.736819	13.14%	9,556	2004
	10.000000	13.909528	39.10%	4,443	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	18.054232	10.508689	-41.79%	4,807	2008
	17.543710	18.054232	2.91%	14,142	2007
	15.278513	17.543710	14.83%	21,529	2006
	14.881685	15.278513	2.67%	20,210	2005
	13.632334	14.881685	9.16%	29,971	2004
	10.000000	13.632334	36.32%	25,126	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	20.130240	12.694437	-36.94%	9,510	2008
	20.203167	20.130240	-0.36%	1,848	2007
	18.023283	20.203167	12.09%	3,500	2006
	17.220056	18.023283	4.66%	3,707	2005
	14.734107	17.220056	16.87%	5,025	2004
	10.000000	14.734107	47.34%	1,944	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	17.033878	10.912153	-35.94%	11,893	2008
	17.432300	17.033878	-2.29%	14,458	2007
	15.203635	17.432300	14.66%	17,647	2006
	14.819911	15.203635	2.59%	26,225	2005
	13.412628	14.819911	10.49%	31,941	2004
	10.000000	13.412628	34.13%	21,183	2003*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II - Q/NQ	22.915576	12.392547	-45.92%	2,354	2008
	19.801659	22.915576	15.73%	3,009	2007
	16.172294	19.801659	22.44%	3,103	2006
	14.566989	16.172294	11.02%	3,209	2005
	12.930963	14.566989	12.65%	3,276	2004
	10.000000	12.930963	29.31%	1,580	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV - Q/NQ	17.645198	9.533414	-45.97%	14,555	2008
	15.249763	17.645198	15.71%	14,968	2007
	12.442586	15.249763	22.56%	9,281	2006
	11.220714	12.442586	10.89%	2,378	2005
	10.000000	11.220714	12.21%	352	2004*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	12.620144	9.350585	-25.91%	11,218	2008
	13.179014	12.620144	-4.24%	10,911	2007
	11.167887	13.179014	18.01%	14,565	2006
	10.000000	11.167887	11.68%	1,906	2005*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II - Q/NQ	15.865581	9.086334	-42.73%	4,006	2008
	13.377940	15.865581	18.60%	4,655	2007
	14.107494	13.377940	-5.17%	5,517	2006
	14.094317	14.107494	0.09%	6,280	2005
	12.984862	14.094317	8.54%	7,821	2004
	10.000000	12.984862	29.85%	4,441	2003*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	16.869809	12.119299	-28.16%	58,120	2008
	18.153365	16.869809	-7.07%	56,235	2007
	15.611957	18.153365	16.28%	63,393	2006
	15.169005	15.611957	2.92%	54,009	2005
	13.536215	15.169005	12.06%	57,752	2004
	10.000000	13.536215	35.36%	19,681	2003*

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class II - Q/NQ	16.558172	8.334630	-49.66%	11,085	2008
	12.091851	16.558172	36.94%	21,102	2007
	11.314949	12.091851	6.87%	2,786	2006
	10.000000	11.314949	13.15%	0	2005*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	11.498609	11.106590	-3.41%	96,146	2008
	10.700603	11.498609	7.46%	72,691	2007
	10.731395	10.700603	-0.29%	64,502	2006
	10.764887	10.731395	-0.31%	52,718	2005
	10.365477	10.764887	3.85%	35,.807	2004
	10.000000	10.365477	3.65%	16,957	2003*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	20.002786	13.563037	-32.19%	15,010	2008
	20.516323	20.002786	-2.50%	16,814	2007
	18.269183	20.516323	12.30%	20,340	2006
	17.356994	18.269183	5.26%	23,793	2005
	14.508790	17.356994	19.63%	24,326	2004
	10.000000	14.508790	45.09%	8,156	2003*

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	17.145170	10.547325	-38.48%	40,555	2008
	16.639547	17.145170	3.04%	56,923	2007
	14.714741	16.639547	13.08%	61,132	2006
	14.354842	14.714741	2.51%	69,584	2005
	13.253320	14.354842	8.31%	75,541	2004
	10.000000	13.253320	32.53%	28,995	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	15.874644	10.949713	-31.02%	9,077	2008
	15.138224	15.874644	4.86%	8,738	2007
	13.271692	15.138224	14.06%	10,735	2006
	12.986389	13.271692	2.20%	15,399	2005
	12.625572	12.986389	2.86%	11,260	2004
	10.000000	12.625572	26.26%	3,944	2003*

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares - Q/NQ	13.721095	8.380150	-38.93%	1,457	2008
	15.758805	13.721095	-12.93%	1,361	2007
	15.509010	15.758805	1.61%	2,398	2006
	14.968748	15.509010	3.61%	3,669	2005
	13.733890	14.968748	8.99%	3,726	2004
	10.000000	13.733890	37.34%	2,396	2003*

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	14.831429	9.613023	-35.18%	397	2008
	16.766149	14.831429	-11.54%	1,044	2007
	14.663968	16.766149	14.34%	1,128	2006
	14.258559	14.663968	2.84%	1,128	2005
	13.266794	14.258559	7.48%	1,128	2004
	10.000000	13.266794	32.67%	0	2003*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	16.574035	11.441022	-30.97%	5,342	2008
	15.403040	16.574035	7.60%	5,198	2007
	13.553519	15.403040	13.65%	4,785	2006
	13.578075	13.553519	-0.18%	4,636	2005
	12.915694	13.578075	5.13%	4,420	2004
	10.000000	12.915694	29.16%	4,001	2003*

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	9.926747	9.658951	-2.70%	1,457	2008
	10.267365	9.926747	-3.32%	0	2007
	10.000000	10.267365	2.67%	0	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	10.805484	9.804553	-9.26%	25,788	2008
	10.471975	10.805484	3.18%	31,578	2007
	10.266398	10.471975	2.00%	29,226	2006
	10.357156	10.266398	-0.88%	43,965	2005
	10.213311	10.357156	1.41%	34,796	2004
	10.000000	10.213311	2.13%	24,618	2003*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	21.712450	12.212506	-43.75%	118,077	2008
	18.860451	21.712450	15.12%	138,607	2007
	17.243671	18.860451	9.38%	170,544	2006
	15.060528	17.243671	14.50%	148,948	2005
	13.324455	15.060528	13.03%	135,630	2004
	10.000000	13.324455	33.24%	24,214	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	21.839085	9.772843	-55.25%	29,577	2008
	15.279127	21.839085	42.93%	32,344	2007
	13.348402	15.279127	14.46%	16,046	2006
	10.000000	13.348402	33.48%	15,191	2005*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	18.086735	10.151580	-43.87%	73,277	2008
	18.197972	18.086735	-0.61%	91,659	2007
	15.459110	18.197972	17.72%	78,437	2006
	14.918610	15.459110	3.62%	67,040	2005
	13.664733	14.918610	9.18%	63,223	2004
	10.000000	13.664733	36.65%	26,770	2003*

Fidelity Variable Insurance Products Fund - VIP Freedom 2010 Portfolio: Service Class 2 - Q/NQ	12.204072	8.963395	-26.55%	5,390	2008
	11.469338	12.204072	6.41%	5,196	2007
	10.663346	11.469338	7.56%	0	2006
	10.000000	10.663346	6.63%	908	2005*

Fidelity Variable Insurance Products Fund - VIP Freedom 2020 Portfolio: Service Class 2 - Q/NQ	12.979840	8.560800	-34.05%	19,648	2008
	12.027039	12.979840	7.92%	35,604	2007
	10.969142	12.027039	9.64%	0	2006
	10.000000	10.969142	9.69%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Freedom 2030 Portfolio: Service Class 2 - Q/NQ	13.505146	8.195231	-39.32%	0	2008
	12.388402	13.505146	9.01%	0	2007
	11.176694	12.388402	10.84%	0	2006
	10.000000	11.176694	11.77%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	18.816653	9.730934	-48.29%	28,539	2008
	15.137527	18.816653	24.30%	59,400	2007
	14.470999	15.137527	4.61%	47,312	2006
	13.974030	14.470999	3.56%	62,755	2005
	13.806339	13.974030	1.21%	56,304	2004
	10.000000	13.806339	38.06%	27,662	2003*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	10.968658	10.393080	-5.25%	158,195	2008
	10.737961	10.968658	2.15%	157,508	2007
	10.505247	10.737961	2.22%	80,516	2006
	10.503682	10.505247	0.01%	43,217	2005
	10.271299	10.503682	2.26%	43,245	2004
	10.000000	10.271299	2.71%	21,246	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	25.296736	14.994381	-40.73%	40,461	2008
	22.348276	25.296736	13.19%	62,202	2007
	20.255999	22.348276	10.33%	73,356	2006
	17.486236	20.255999	15.84%	102,331	2005
	14.291814	17.486236	22.35%	49,203	2004
	10.000000	14.291814	42.92%	18,364	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	25.394936	13.967521	-45.00%	2,660	2008
	22.106362	25.394936	14.88%	2,847	2007
	19.123170	22.106362	15.60%	6,139	2006
	16.401788	19.123170	16.59%	9,257	2005
	14.747430	16.401788	11.22%	9,352	2004
	10.000000	14.747430	47.47%	9,446	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	17.026073	9.366945	-44.98%	36,655	2008
	14.820340	17.026073	14.88%	49,724	2007
	12.815973	14.820340	15.64%	26,908	2006
	10.995945	12.815973	16.55%	18,486	2005
	10.000000	10.995945	9.96%	10,695	2004*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	21.955389	10.496953	-52.19%	6,598	2008
	21.217030	21.955389	3.48%	12,531	2007
	18.633000	21.217030	13.87%	14,963	2006
	18.533418	18.633000	0.54%	18,922	2005
	16.587140	18.533418	11.73%	20,347	2004
	10.000000	16.587140	65.87%	71,310	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	11.280782	7.788371	-30.96%	76,560	2008
	11.078363	11.280782	1.83%	87,645	2007
	10.000000	11.078363	10.78%	42,502	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	15.951280	11.413078	-28.45%	35,106	2008
	16.702536	15.951280	-4.50%	50,454	2007
	14.528693	16.702536	14.96%	55,153	2006
	14.311386	14.528693	1.52%	54,861	2005
	13.136268	14.311386	8.95%	59,740	2004
	10.000000	13.136268	31.36%	23,962	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	20.480506	13.464186	-34.26%	34,028	2008
	21.377512	20.480506	-4.20%	29,286	2007
	18.617786	21.377512	14.82%	28,349	2006
	17.438799	18.617786	6.76%	21,810	2005
	14.357875	17.438799	21.46%	19,032	2004
	10.000000	14.357875	43.58%	6,549	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	10.000000	6.573599	-34.26%	1,725	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	20.095412	9.334414	-53.55%	8,187	2008
	15.910289	20.095412	26.30%	16,546	2007
	12.646990	15.910289	25.80%	14,794	2006
	10.000000	12.646990	26.27%	2,817	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	23.314502	13.642936	-41.48%	1,938	2008
	20.575821	23.314502	13.31%	2,637	2007
	17.260846	20.575821	19.21%	3,210	2006
	15.962062	17.260846	8.14%	7,605	2005
	13.720588	15.962062	16.34%	9,979	2004
	10.000000	13.720588	37.21%	10,556	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	16.766478	9.808898	-41.50%	104,996	2008
	14.798397	16.766478	13.30%	65,082	2007
	12.412578	14.798397	19.22%	30,631	2006
	11.482386	12.412578	8.10%	19,599	2005
	10.000000	11.482386	14.82%	8,504	2004*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	11.779233	12.278911	4.24%	47,786	2008
	10.809817	11.779233	8.97%	22,787	2007
	9.759551	10.809817	10.76%	19,765	2006
	10.000000	9.759551	-2.40%	1,376	2005*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	15.145534	12.477840	-17.61%	3,221	2008
	13.993012	15.145534	8.24%	3,344	2007
	12.911316	13.993012	8.38%	3,622	2006
	12.217979	12.911316	5.67%	9,299	2005
	11.494958	12.217979	6.29%	9,426	2004
	10.000000	11.494958	14.95%	5,870	2003*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	22.830114	12.478366	-45.34%	15,450	2008
	17.025367	22.830114	34.09%	11,761	2007
	15.896255	17.025367	7.10%	5,649	2006
	14.388282	15.896255	10.48%	351	2005
	12.426582	14.388282	15.79%	1,130	2004
	10.000000	12.426582	24.27%	134	2003*

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	17.270054	10.807034	-37.42%	2,040	2008
	16.580553	17.270054	4.16%	786	2007
	15.249917	16.580553	8.73%	786	2006
	14.007907	15.249917	8.87%	786	2005
	12.149928	14.007907	15.29%	190	2004
	10.000000	12.149928	21.50%	2,323	2003*

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	26.631529	12.491084	-53.10%	19,214	2008
	21.187903	26.631529	25.69%	18,044	2007
	14.714740	21.187903	43.99%	25,227	2006
	11.355399	14.714740	29.58%	0	2005
	10.000000	11.355399	13.55%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	39.160687	18.360385	-53.12%	1,220	2008
	31.169284	39.160687	25.64%	2,429	2007
	21.656559	31.169284	43.93%	4,428	2006
	16.722219	21.656559	29.51%	7,520	2005
	14.354875	16.722219	16.49%	7,813	2004
	10.000000	14.354875	43.55%	5,557	2003*

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	15.803516	9.774798	-38.15%	16,349	2008
	14.503959	15.803516	8.96%	19,207	2007
	13.770714	14.503959	5.32%	19,014	2006
	13.460591	13.770714	2.30%	15,169	2005
	12.583644	13.460591	6.97%	13,172	2004
	10.000000	12.583644	25.84%	5,721	2003*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	19.229140	12.693375	-33.99%	19,095	2008
	18.210675	19.229140	5.59%	21,033	2007
	15.395861	18.210675	18.28%	44,361	2006
	14.732461	15.395861	4.50%	5,038	2005
	13.072099	14.732461	12.70%	3,940	2004
	10.000000	13.072099	30.72%	1,986	2003*

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	14.245429	7.488773	-47.43%	10,129	2008
	14.063542	14.245429	1.29%	92,561	2007
	11.605833	14.063542	21.18%	31,915	2006
	10.000000	11.605833	16.06%	2,944	2005*

Neuberger Berman Advisers Management Trust - AMT Mid Cap Growth Portfolio: S Class - Q/NQ	21.406652	11.867679	-44.56%	3,169	2008
	17.849852	21.406652	19.93%	9,186	2007
	15.886562	17.849852	12.36%	9,378	2006
	14.269491	15.886562	11.33%	12,833	2005
	12.529424	14.269491	13.89%	11,842	2004
	10.000000	12.529424	25.29%	13,590	2003*

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	12.684998	6.729401	-46.95%	6,233	2008
	12.542479	12.684998	1.14%	4,138	2007
	11.518655	12.542479	8.89%	47,696	2006
	10.000000	11.518655	15.19%	0	2005*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	10.390631	8.828835	-15.03%	147,798	2008
	10.105358	10.390631	2.82%	146,417	2007
	9.880148	10.105358	2.28%	84,892	2006
	9.922647	9.880148	-0.43%	24,632	2005
	10.031522	9.922647	-1.09%	21,725	2004
	10.000000	10.031522	0.32%	12,399	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	15.276455	9.074922	-40.60%	1,222	2008
	15.486280	15.276455	-1.35%	2,786	2007
	14.990135	15.486280	3.31%	3,733	2006
	14.841809	14.990135	1.00%	3,913	2005
	13.516188	14.841809	9.81%	2,171	2004
	10.000000	13.516188	35.16%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	16.798984	9.984406	-40.57%	14,895	2008
	15.906329	16.798984	5.61%	119,028	2007
	14.252324	15.906329	11.61%	46,988	2006
	13.588384	14.252324	4.89%	3,700	2005
	12.221487	13.588384	11.18%	40,789	2004
	10.000000	12.221487	22.21%	0	2003*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.861614	7.486222	-31.08%	321,701	2008
	10.427094	10.861614	4.17%	210,529	2007
	10.000000	10.427094	4.27%	93,126	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.520262	9.306266	-11.54%	92,651	2008
	10.409221	10.520262	1.07%	26,259	2007
	10.000000	10.409221	4.09%	6,668	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	12.019214	7.238672	-39.77%	24,315	2008
	10.708700	12.019214	12.24%	23,735	2007
	10.000000	10.708700	7.09%	5,867	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	11.241811	6.155155	-45.25%	68,300	2008
	10.236847	11.241811	9.82%	50,730	2007
	10.000000	10.236847	2.37%	14,931	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	9.769577	5.938710	-39.21%	75,301	2008
	10.000000	9.769577	-2.30%	14,705	2007*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	14.192415	10.030824	-29.32%	14,561	2008
	14.021832	14.192415	1.22%	18,482	2007
	12.915841	14.021832	8.56%	20,637	2006
	12.852665	12.915841	0.49%	25,656	2005
	11.893980	12.852665	8.06%	30,453	2004
	10.000000	11.893980	18.94%	17,804	2003*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.443376	8.075684	-29.43%	15,162	2008
	11.302178	11.443376	1.25%	13,993	2007
	10.411135	11.302178	8.56%	8,349	2006
	10.000000	10.411135	4.11%	6,938	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Gartmore NVIT Emerging Markets Fund: Class II - Q/NQ	48.724248	20.118140	-58.71%	3,982	2008
	34.194184	48.724248	42.49%	5,288	2007
	25.556052	34.194184	33.80%	5,729	2006
	19.675015	25.556052	29.89%	6,279	2005
	16.644208	19.675015	18.21%	9,207	2004
	10.000000	16.644208	66.44%	3,175	2003*

NVIT Gartmore NVIT Emerging Markets Fund: Class VI - Q/NQ	29.141566	12.051474	-58.65%	17,545	2008
	20.414905	29.141566	42.75%	33,760	2007
	15.230741	20.414905	34.04%	49,750	2006
	11.711869	15.230741	30.05%	19,599	2005
	10.000000	11.711869	17.12%	9,792	2004*

NVIT Gartmore NVIT Global Utilities Fund: Class II - Q/NQ	26.106835	17.124741	-34.41%	219	2008
	22.156759	26.106835	17.83%	219	2007
	16.437242	22.156759	34.80%	2,516	2006
	15.770374	16.437242	4.23%	2,683	2005
	12.401814	15.770374	27.16%	4,559	2004
	10.000000	12.401814	24.02%	16,031	2003*

NVIT Gartmore NVIT International Equity Fund: Class VI - Q/NQ	10.000000	5.439586	-45.60%	3,381	2008*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ	10.000000	5.090232	-49.10%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	10.000000	6.099785	-39.00%	172,013	2008*

NVIT NVIT Cardinal SM Aggressive Fund: Class II - Q/NQ	10.000000	6.333434	-36.67%	371	2008*

NVIT NVIT Cardinal SM Balanced Fund: Class II - Q/NQ	10.000000	7.889996	-21.10%	3,728	2008*

NVIT NVIT Cardinal SM Capital Appreciation Fund: Class II - Q/NQ	10.000000	7.170498	-28.30%	78,039	2008*

NVIT NVIT Cardinal SM Conservative Fund: Class II - Q/NQ	10.000000	9.036060	-9.64%	17,460	2008*

NVIT NVIT Cardinal SM Moderate Fund: Class II - Q/NQ	10.000000	7.526994	-24.73%	1,874	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinal SM Moderately Aggressive Fund: Class II - Q/NQ	10.000000	6.808767	-31.91%	38,261	2008*

NVIT NVIT Cardinal SM Moderately Conservative Fund: Class II - Q/NQ	10.000000	8.268590	-17.31%	0	2008*

NVIT NVIT Core Bond Fund: Class II - Q/NQ	10.000000	9.800405	-2.00%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	10.000000	9.806200	-1.94%	0	2008*

NVIT NVIT Global Financial Services Fund: Class II - Q/NQ	20.880265	10.996226	-47.34%	269	2008
	21.580520	20.880265	-3.24%	396	2007
	18.308879	21.580520	17.87%	435	2006
	16.836874	18.308879	8.74%	435	2005
	14.204772	16.836874	18.53%	569	2004
	10.000000	14.204772	42.05%	0	2003*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	10.996208	11.625974	5.73%	186,343	2008
	10.456077	10.996208	5.17%	155,901	2007
	10.308192	10.456077	1.43%	78,216	2006
	10.170039	10.308192	1.36%	38,271	2005
	10.034393	10.170039	1.35%	39,154	2004
	10.000000	10.034393	0.34%	14,832	2003*

NVIT NVIT Health Sciences Fund: Class II - Q/NQ	17.247744	12.628579	-26.78%	3,455	2008
	15.563123	17.247744	10.82%	3,663	2007
	15.478969	15.563123	0.54%	4,122	2006
	14.576433	15.478969	6.19%	4,394	2005
	13.806681	14.576433	5.58%	5,369	2004
	10.000000	13.806681	38.07%	3,389	2003*

NVIT NVIT Health Sciences Fund: Class VI - Q/NQ	11.630792	8.510865	-26.82%	11,965	2008
	10.489937	11.630792	10.88%	12,605	2007
	10.434896	10.489937	0.53%	9,929	2006
	9.822186	10.434896	6.24%	9,016	2005
	10.000000	9.822186	-1.78%	8,453	2004*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	11.624236	6.492680	-44.15%	3,488	2008
	10.827926	11.624236	7.35%	1,251	2007
	10.000000	10.827926	8.28%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	12.025824	11.092429	-7.76%	147,948	2008
	11.628004	12.025824	3.42%	88,519	2007
	11.158734	11.628004	4.21%	124,748	2006
	11.004575	11.158734	1.40%	75,723	2005
	10.713558	11.004575	2.72%	91,336	2004
	10.000000	10.713558	7.14%	113,216	2003*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	13.628897	11.364256	-16.62%	156,627	2008
	13.118511	13.628897	3.89%	178,790	2007
	12.326824	13.118511	6.42%	291,603	2006
	12.019327	12.326824	2.56%	234,592	2005
	11.427726	12.019327	5.18%	257,777	2004
	10.000000	11.427726	14.28%	75,004	2003*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	15.361218	11.579600	-24.62%	453,386	2008
	14.813939	15.361218	3.69%	532,033	2007
	13.553620	14.813939	9.30%	535,144	2006
	13.107851	13.553620	3.40%	360,253	2005
	12.192229	13.107851	7.51%	288,291	2004
	10.000000	12.192229	21.92%	154,718	2003*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	17.641492	11.879401	-32.66%	222,267	2008
	16.934317	17.641492	4.18%	249,554	2007
	15.062418	16.934317	12.43%	189,429	2006
	14.331913	15.062418	5.10%	140,456	2005
	13.026688	14.331913	10.02%	109,394	2004
	10.000000	13.026688	30.27%	36,409	2003*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	19.370012	12.006727	-38.01%	13,607	2008
	18.627254	19.370012	3.99%	21,716	2007
	16.238229	18.627254	14.71%	30,020	2006
	15.327674	16.238229	5.94%	27,599	2005
	13.695527	15.327674	11.92%	22,660	2004
	10.000000	13.695527	36.96%	12,911	2003*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	20.326795	12.675571	-37.64%	15,984	2008
	19.256325	20.326795	5.56%	15,331	2007
	17.852771	19.256325	7.86%	14,143	2006
	16.225157	17.852771	10.03%	43,937	2005
	14.283788	16.225157	13.59%	66,392	2004
	10.000000	14.283788	42.84%	9,091	2003*

NVIT NVIT Money Market Fund: Class I - Q/NQ	10.400214	10.417445	0.17%	209,245	2008
	10.112656	10.400214	2.84%	272,392	2007
	9.856226	10.112656	2.60%	113,292	2006
	9.780540	9.856226	0.77%	134,384	2005
	9.884687	9.780540	-1.05%	77,587	2004
	10.000000	9.884687	-1.15%	11,399	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ	10.000000	6.048367	-39.52%	137,774	2008*

NVIT NVIT Multi-Manager International Value Fund: Class II - Q/NQ	21.486728	11.286674	-47.47%	3,893	2008
	21.316653	21.486728	0.80%	4,717	2007
	17.742531	21.316653	20.14%	5,128	2006
	16.170138	17.742531	9.72%	5,148	2005
	13.729071	16.170138	17.78%	12,243	2004
	10.000000	13.729071	37.29%	1,190	2003*

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	15.209482	7.993388	-47.44%	60,739	2008
	15.090586	15.209482	0.79%	69,935	2007
	12.559962	15.090586	20.15%	30,968	2006
	11.445372	12.559962	9.74%	9,532	2005
	10.000000	11.445372	14.45%	4,012	2004*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	10.000000	6.281640	-37.18%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	10.000000	6.269802	-37.30%	4,324	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	10.000000	6.192315	-38.08%	57,517	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	10.000000	6.673995	-33.26%	102,690	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ	17.500830	9.183081	-47.53%	7,130	2008
	16.285328	17.500830	7.46%	18,727	2007
	16.110548	16.285328	1.08%	2,834	2006
	15.234783	16.110548	5.75%	3,213	2005
	13.715748	15.234783	11.08%	3,281	2004
	10.000000	13.715748	37.16%	8,994	2003*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	20.222599	13.436896	-33.56%	13,380	2008
	22.211681	20.222599	-8.96%	11,803	2007
	19.325182	22.211681	14.94%	43,633	2006
	19.155578	19.325182	0.89%	17,836	2005
	16.681315	19.155578	14.83%	21,738	2004
	10.000000	16.681315	66.81%	13,425	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Company Fund: Class II - Q/NQ	20.557672	12.437959	-39.50%	21,289	2008
	20.557852	20.557672	0.00%	23,057	2007
	18.741745	20.557852	9.69%	35,163	2006
	17.047183	18.741745	9.94%	79,265	2005
	14.621826	17.047183	16.59%	25,561	2004
	10.000000	14.621826	46.22%	16.787	2003*

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	12.065711	9.794737	-18.82%	22,074	2008
	11.750886	12.065711	2.68%	33,103	2007
	11.419269	11.750886	2.90%	24,141	2006
	11.385690	11.419269	0.29%	54,163	2005
	10.888817	11.385690	4.56%	25,590	2004
	10.000000	10.888817	8.89%	17,325	2003*

NVIT NVIT Nationwide Fund: Class II - Q/NQ	17.438964	9.993615	-42.69%	119,449	2008
	16.469458	17.438964	5.89%	95,630	2007
	14.796175	16.469458	11.31%	42,083	2006
	14.082839	14.796175	5.07%	13,776	2005
	13.099371	14.082839	7.51%	15,127	2004
	10.000000	13.099371	30.99%	5,213	2003*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.000000	9.820295	-1.80%	9,129	2008*

NVIT NVIT Technology and Communications Fund: Class II - Q/NQ	19.401445	9.751616	-49.74%	1,411	2008
	16.474225	19.401445	17.77%	3,543	2007
	15.164758	16.474225	8.63%	3,613	2006
	15.570503	15.164758	-2.61%	3,613	2005
	15.249015	15.570503	2.11%	3,978	2004
	10.000000	15.249015	52.49%	33,497	2003*

NVIT NVIT Technology and Communications Fund: Class VI - Q/NQ	13.545888	6.805828	-49.76%	1,560	2008
	11.511104	13.545888	17.68%	5,792	2007
	10.546499	11.511104	9.15%	7,403	2006
	10.828670	10.546499	-2.61%	790	2005
	10.000000	10.828670	8.29%	953	2004*

NVIT NVIT U.S. Growth Leaders Fund: Class II - Q/NQ	21.029119	12.080166	-42.56%	5,637	2008
	17.546819	21.029119	19.85%	9,868	2007
	17.967457	17.546819	-2.34%	11,322	2006
	16.387865	17.967457	9.64%	15,883	2005
	14.894613	16.387865	10.03%	15,538	2004
	10.000000	14.894613	48.95%	1,254	2003*

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	17.275388	10.644586	-38.38%	36,777	2008
	18.073967	17.275388	-4.42%	76,600	2007
	15.934319	18.073967	13.43%	50,101	2006
	15.616715	15.934319	2.03%	31,733	2005
	13.589226	15.616715	14.92%	15,883	2004
	10.000000	13.589226	35.89%	3,894	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Van Kampen NVIT Real Estate Fund: Class II - Q/NQ	10.000000	5.563279	-44.37%	3,674	2008*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	17.314356	9.233860	-46.67%	20,080	2008
	15.495013	17.314356	11.74%	31,576	2007
	14.660153	15.495013	5.69%	48,066	2006
	14.243117	14.660153	2.93%	48,659	2005
	13.611063	14.243117	4.64%	38,534	2004
	10.000000	13.611063	36.11%	65,017	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	15.439925	9.039684	-41.45%	27,127	2008
	14.833818	15.439925	4.09%	33,687	2007
	12.872847	14.833818	15.23%	31,158	2006
	11.499389	12.872847	11.94%	90,232	2005
	10.000000	11.499389	14.99%	18,749	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	23.643183	13.846190	-41.44%	5,754	2008
	22.710241	23.643183	4.11%	10,924	2007
	19.714004	22.710241	15.20%	11,641	2006
	17.608662	19.714004	11.96%	12,392	2005
	15.091431	17.608662	16.68%	19,803	2004
	10.000000	15.091431	50.91%	54,528	2003*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	9.529185	1.998532	-79.03%	713	2008
	10.000000	9.529185	-4.71%	5,797	2007*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	13.501403	2.839210	-78.97%	19,357	2008
	13.822109	13.501403	-2.32%	26,323	2007
	12.892436	13.822109	7.21%	34,185	2006
	12.876571	12.892436	0.12%	30,662	2005
	12.065688	12.876571	6.72%	40,273	2004
	10.000000	12.065688	20.66%	33,191	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	16.734981	10.080586	-39.76%	119,497	2008
	16.372426	16.734981	2.21%	106,509	2007
	14.535004	16.372426	12.64%	53,369	2006
	14.004211	14.535004	3.79%	24,082	2005
	13.072585	14.004211	7.13%	19,337	2004
	10.000000	13.072585	30.73%	8,948	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ	20.670727	12.577491	-39.15%	35,489	2008
	21.359870	20.670727	-3.23%	26,184	2007
	18.979349	21.359870	12.54%	12,495	2006
	17.623824	18.979349	7.69%	10,970	2005
	15.066242	17.623824	16.98%	8,948	2004
	10.000000	15.066242	50.66%	4,119	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB - Q/NQ	14.501740	8.725219	-39.83%	402	2008
	15.726340	14.501740	-7.79%	402	2007
	13.822597	15.726340	13.77%	402	2006
	13.382696	13.822597	3.29%	6,188	2005
	12.271349	13.382696	9.06%	6,188	2004
	10.000000	12.271349	22.71%	5,868	2003*

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	21.166526	11.643640	-44.99%	1,663	2008
	19.902453	21.166526	6.35%	1,690	2007
	15.875772	19.902453	25.36%	1,690	2006
	14.415757	15.875772	10.13%	1,690	2005
	12.640252	14.415757	14.05%	1,690	2004
	10.000000	12.640252	26.40%	568	2003*

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	13.418513	8.292772	-38.20%	391	2008
	12.957523	13.418513	3.56%	325	2007
	12.520549	12.957523	3.49%	271	2006
	12.068798	12.520549	3.74%	213	2005
	11.707077	12.068798	3.09%	152	2004
	10.000000	11.707077	17.07%	823	2003*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	13.239894	7.452208	-43.71%	78,433	2008
	11.992976	13.239894	10.40%	35,592	2007
	11.175837	11.992976	7.31%	10,435	2006
	10.000000	11.175837	11.76%	2,824	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	12.371509	7.738753	-37.45%	35,957	2008
	12.235269	12.371509	1.11%	19,421	2007
	10.506054	12.235269	16.46%	19,268	2006
	10.000000	10.506054	5.06%	4,158	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.547888	10.487912	-0.57%	9,671	2008
	10.213846	10.547888	3.27%	6,156	2007
	10.003149	10.213846	2.11%	939	2006
	10.000000	10.003149	0.03%	467	2005*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	11.035849	9.699151	-12.11%	89,784	2008
	10.687295	11.035849	3.26%	97,540	2007
	10.513789	10.687295	1.65%	40,978	2006
	10.305973	10.513789	2.02%	3,220	2005
	10.089289	10.305973	2.15%	3,599	2004
	10.000000	10.089289	0.89%	2,338	2003*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	16.934984	14.131677	-16.55%	905	2008
	16.218791	16.934984	4.42%	2,396	2007
	14.912555	16.218791	8.76%	5,518	2006
	13.548609	14.912555	10.07%	6,318	2005
	12.540033	13.548609	8.04%	10,596	2004
	10.000000	12.540033	25.40%	971	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	22.605034	13.742734	-39.20%	22,573	2008
	27.842906	22.605034	-18.81%	22,731	2007
	20.604499	27.842906	35.13%	54,654	2006
	17.979835	20.604499	14.60%	53,945	2005
	13.462423	17.979835	33.56%	43,399	2004
	10.000000	13.462423	34.62%	20,565	2003*

Additional Contract Options Elected (Total 1.90%)
(Variable account charges of 1.90% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	17.351196	8.186273	-52.82%	2,338	2008
	17.451124	17.351196	-0.57%	2,554	2007
	15.749928	17.451124	10.80%	4,816	2006
	15.227522	15.749928	3.43%	4,346	2005
	14.004498	15.227522	8.73%	4,571	2004
	10.000000	14.004498	40.04%	257	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	16.857806	9.487832	-43.72%	16,810	2008
	15.381409	16.857806	9.60%	15,148	2007
	14.782959	15.381409	4.05%	15,928	2006
	13.877928	14.782959	6.52%	15,602	2005
	13.304174	13.877928	4.31%	4,524	2004
	10.000000	13.304174	33.04%	0	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	20.843229	10.810264	-48.14%	2,112	2008
	19.221592	20.843229	8.44%	2,184	2007
	16.853145	19.221592	14.05%	395	2006
	15.721785	16.853145	7.20%	655	2005
	13.903325	15.721785	13.08%	7,619	2004
	10.000000	13.903325	39.03%	7,047	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	18.009437	10.477260	-41.82%	0	2008
	17.509150	18.009437	2.86%	798	2007
	15.256160	17.509150	14.77%	798	2006
	14.867466	15.256160	2.61%	3,265	2005
	13.626250	14.867466	9.11%	5,311	2004
	10.000000	13.626250	36.26%	2,483	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	20.080310	12.656476	-36.97%	14,113	2008
	20.163377	20.080310	-0.41%	541	2007
	17.996918	20.163377	12.04%	535	2006
	17.203603	17.996918	4.61%	428	2005
	14.727543	17.203603	16.81%	241	2004
	10.000000	14.727543	47.28%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	16.991635	10.879530	-35.97%	274	2008
	17.397983	16.991635	-2.34%	274	2007
	15.181408	17.397983	14.60%	274	2006
	14.805759	15.181408	2.54%	274	2005
	13.406642	14.805759	10.44%	274	2004
	10.000000	13.406642	34.07%	95	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II - Q/NQ	22.858730	12.355486	-45.95%	0	2008
	19.762648	22.858730	15.67%	0	2007
	16.148640	19.762648	22.38%	0	2006
	14.553074	16.148640	10.96%	0	2005
	12.925188	14.553074	12.59%	0	2004
	10.000000	12.925188	29.25%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV - Q/NQ	17.612329	9.510797	-46.00%	4,528	2008
	15.229159	17.612329	15.65%	6,360	2007
	12.432094	15.229159	22.50%	6,258	2006
	11.216941	12.432094	10.83%	5,769	2005
	10.000000	11.216941	12.17%	4,123	2004*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	12.603032	9.333144	-25.95%	6,028	2008
	13.167878	12.603032	-4.29%	6,909	2007
	11.164123	13.167878	17.95%	5,535	2006
	10.000000	11.164123	11.64%	816	2005*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II - Q/NQ	15.826243	9.059174	-42.76%	1,653	2008
	13.351608	15.826243	18.53%	1,721	2007
	14.086883	13.351608	-5.22%	2,037	2006
	14.080863	14.086883	0.04%	2,177	2005
	12.979076	14.080863	8.49%	2,220	2004
	10.000000	12.979076	29.79%	1,207	2003*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	16.827987	12.083088	-28.20%	23,573	2008
	18.117641	16.827987	-7.12%	10,599	2007
	15.589146	18.117641	16.22%	21,730	2006
	15.154532	15.589146	2.87%	16,315	2005
	13.530178	15.154532	12.01%	7,819	2004
	10.000000	13.530178	35.30%	6,531	2003*

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class II - Q/NQ	16.535725	8.319072	-49.69%	31,158	2008
	12.081634	16.535725	36.87%	29,295	2007
	11.311135	12.081634	6.81%	0	2006
	10.000000	11.311135	13.11%	0	2005*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	11.469347	11.072684	-3.46%	8,160	2008
	10.678841	11.469347	7.40%	847	2007
	10.715015	10.678841	-0.34%	3,046	2006
	10.753920	10.715015	-0.36%	1,612	2005
	10.360197	10.753920	3.80%	7,838	2004
	10.000000	10.360197	3.60%	5,739	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	19.953186	13.522499	-32.23%	15,579	2008
	20.475926	19.953186	-2.55%	3,978	2007
	18.242482	20.475926	12.24%	3,852	2006
	17.340425	18.242482	5.20%	2,576	2005
	14.502323	17.340425	19.57%	3,401	2004
	10.000000	14.502323	45.02%	1,002	2003*

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	17.102642	10.515790	-38.51%	18,420	2008
	16.606789	17.102642	2.99%	15,624	2007
	14.693228	16.606789	13.02%	15,894	2006
	14.341131	14.693228	2.46%	20,044	2005
	13.247418	14.341131	8.26%	14,690	2004
	10.000000	13.247418	32.47%	4,114	2003*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	15.835261	10.916979	-31.06%	8,564	2008
	15.108418	15.835261	4.81%	8,743	2007
	13.252291	15.108418	14.01%	8,634	2006
	12.973992	13.252291	2.15%	8,883	2005
	12.619952	12.973992	2.81%	10,107	2004
	10.000000	12.619952	26.20%	1,672	2003*

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares - Q/NQ	13.687049	8.355079	-38.96%	0	2008
	15.727766	13.687049	-12.98%	0	2007
	15.486336	15.727766	1.56%	0	2006
	14.954456	15.486336	3.56%	0	2005
	13.727773	14.954456	8.94%	0	2004
	10.000000	13.727773	37.28%	0	2003*

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	14.794635	9.584277	-35.22%	0	2008
	16.733131	14.794635	-11.58%	0	2007
	14.642519	16.733131	14.28%	689	2006
	14.244936	14.642519	2.79%	703	2005
	13.260877	14.244936	7.42%	698	2004
	10.000000	13.260877	32.61%	710	2003*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	16.532909	11.406802	-31.01%	0	2008
	15.372699	16.532909	7.55%	0	2007
	13.533690	15.372699	13.59%	0	2006
	13.565101	13.533690	-0.23%	229	2005
	12.909925	13.565101	5.07%	229	2004
	10.000000	12.909925	29.10%	229	2003*

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	9.918308	9.645823	-2.75%	0	2008
	10.263902	9.918308	-3.37%	0	2007
	10.000000	10.263902	2.64%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	10.778693	9.775256	-9.31%	9,473	2008
	10.451360	10.778693	3.13%	11,526	2007
	10.251388	10.451360	1.95%	15,256	2006
	10.347262	10.251388	-0.93%	18,049	2005
	10.208760	10.347262	1.36%	14,791	2004
	10.000000	10.208760	2.09%	10,795	2003*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	21.658621	12.176006	-43.78%	25,270	2008
	18.823323	21.658621	15.06%	28,530	2007
	17.218465	18.823323	9.32%	75,011	2006
	15.046148	17.218465	14.44%	43,414	2005
	13.318501	15.046148	12.97%	21,226	2004
	10.000000	13.318501	33.19%	7,989	2003*

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	21.809443	9.754586	-55.27%	9,256	2008
	15.266216	21.809443	42.86%	25,032	2007
	13.343898	15.266216	14.41%	11,145	2006
	10.000000	13.343898	33.44%	7,209	2005*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	18.041852	10.121211	-43.90%	11,856	2008
	18.162116	18.041852	-0.66%	22,032	2007
	15.436486	18.162116	17.66%	16,088	2006
	14.904344	15.436486	3.57%	20,341	2005
	13.658630	14.904344	9.12%	12,887	2004
	10.000000	13.658630	36.59%	9,615	2003*

Fidelity Variable Insurance Products Fund - VIP Freedom 2010 Portfolio: Service Class 2 - Q/NQ	12.187475	8.946637	-26.59%	0	2008
	11.459629	12.187475	6.35%	0	2007
	10.659740	11.459629	7.50%	0	2006
	10.000000	10.659740	6.60%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Freedom 2020 Portfolio: Service Class 2 - Q/NQ	12.962220	8.544816	-34.08%	8,353	2008
	12.016865	12.962220	7.87%	7,760	2007
	10.965440	12.016865	9.59%	0	2006
	10.000000	10.965440	9.65%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Freedom 2030 Portfolio: Service Class 2 - Q/NQ	13.486807	8.179923	-39.35%	0	2008
	12.377930	13.486807	8.96%	0	2007
	11.172924	12.377930	10.79%	0	2006
	10.000000	11.172924	11.73%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	18.770011	9.701850	-48.31%	2,555	2008
	15.107734	18.770011	24.24%	29,184	2007
	14.449853	15.107734	4.55%	1,656	2006
	13.960697	14.449853	3.50%	1,121	2005
	13.800194	13.960697	1.16%	6,362	2004
	10.000000	13.800194	38.00%	4,051	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	10.941424	10.361987	-5.30%	28,081	2008
	10.716787	10.941424	2.10%	25,874	2007
	10.489860	10.716787	2.16%	26,035	2006
	10.493632	10.489860	-0.04%	20,556	2005
	10.266703	10.493632	2.21%	15,538	2004
	10.000000	10.266703	2.67%	7,430	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	25.233984	14.949542	-40.76%	26,306	2008
	22.304255	25.233984	13.14%	44,173	2007
	20.226375	22.304255	10.27%	43,950	2006
	17.469531	20.226375	15.78%	33,590	2005
	14.285435	17.469531	22.29%	17,041	2004
	10.000000	14.285435	42.85%	1,967	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	25.331974	13.925774	-45.03%	0	2008
	22.062847	25.331974	14.82%	0	2007
	19.095216	22.062847	15.54%	0	2006
	16.386129	19.095216	16.53%	0	2005
	14.740847	16.386129	11.16%	1,988	2004
	10.000000	14.740847	47.41%	801	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	16.994351	9.344712	-45.01%	11,531	2008
	14.800306	16.994351	14.82%	31,858	2007
	12.805159	14.800306	15.58%	11,751	2006
	10.992242	12.805159	16.49%	11,695	2005
	10.000000	10.992242	9.92%	6,232	2004*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	21.900932	10.465552	-52.21%	3,619	2008
	21.175246	21.900932	3.43%	3,223	2007
	18.605749	21.175246	13.81%	16,067	2006
	18.515721	18.605749	0.49%	3,011	2005
	16.579749	18.515721	11.68%	2,954	2004
	10.000000	16.579749	65.80%	91	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	11.271182	7.777777	-30.99%	4,192	2008
	11.074620	11.271182	1.77%	7,526	2007
	10.000000	11.074620	10.75%	383	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	15.911706	11.378953	-28.49%	18,831	2008
	16.669638	15.911706	-4.55%	20,401	2007
	14.507449	16.669638	14.90%	25,204	2006
	14.297719	14.507449	1.47%	24,082	2005
	13.130408	14.297719	8.89%	17,542	2004
	10.000000	13.130408	31.30%	6,128	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	20.429698	13.423922	-34.29%	14,915	2008
	21.335411	20.429698	-4.25%	7,582	2007
	18.590572	21.335411	14.76%	10,045	2006
	17.422161	18.590572	6.71%	6,107	2005
	14.351480	17.422161	21.40%	3,691	2004
	10.000000	14.351480	43.51%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	10.000000	6.571360	-34.29%	0	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	20.068122	9.316981	-53.57%	5,854	2008
	15.896831	20.068122	26.24%	5,342	2007
	12.642722	15.896831	25.74%	2,644	2006
	10.000000	12.642722	26.43%	1,266	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	23.256678	13.602152	-41.51%	0	2008
	20.535305	23.256678	13.25%	0	2007
	17.235606	20.535305	19.14%	0	2006
	15.946817	17.235606	8.08%	546	2005
	13.714467	15.946817	16.28%	577	2004
	10.000000	13.714467	37.14%	964	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	16.735247	9.785628	-41.53%	21,191	2008
	14.778401	16.735247	13.24%	14,007	2007
	12.402111	14.778401	19.16%	12,484	2006
	11.478526	12.402111	8.05%	6,223	2005
	10.000000	11.478526	14.79%	1,418	2004*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	11.763237	12.255983	4.19%	38,039	2008
	10.800672	11.763237	8.91%	8,059	2007
	9.756257	10.800672	10.71%	626	2006
	10.000000	9.756257	-2.44%	611	2005*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	15.107969	12.440541	-17.66%	76	2008
	13.965464	15.107969	8.18%	84	2007
	12.892454	13.965464	8.32%	84	2006
	12.206327	12.892454	5.62%	84	2005
	11.489832	12.206327	6.24%	1,204	2004
	10.000000	11.489832	14.90%	1,179	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	22.773483	12.441048	-45.37%	51,874	2008
	16.991824	22.773483	34.03%	46,671	2007
	15.873002	16.991824	7.05%	1,884	2006
	14.374535	15.873002	10.42%	480	2005
	12.421034	14.374535	15.73%	2,092	2004
	10.000000	12.421034	24.21%	4,076	2003*

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	17.229024	10.775850	-37.46%	0	2008
	16.549637	17.229024	4.11%	0	2007
	15.229220	16.549637	8.67%	255	2006
	13.996013	15.229220	8.81%	0	2005
	12.145798	13.996013	15.23%	0	2004
	10.000000	12.145798	21.46%	0	2003*

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	26.581935	12.461442	-53.12%	40,317	2008
	21.159270	26.581935	25.63%	33,618	2007
	14.702316	21.159270	43.92%	18,736	2006
	11.351574	14.702316	29.52%	1,006	2005
	10.000000	11.351574	13.52%	0	2004*

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	39.063570	18.305483	-53.14%	0	2008
	31.107912	39.063570	25.57%	0	2007
	21.624889	31.107912	43.85%	0	2006
	16.706250	21.624889	29.44%	0	2005
	14.348466	16.706250	16.43%	0	2004
	10.000000	14.348466	43.48%	0	2003*

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	15.764287	9.745545	-38.18%	4,785	2008
	14.475374	15.764287	8.90%	5,017	2007
	13.750579	14.475374	5.27%	5,173	2006
	13.447732	13.750579	2.25%	5,208	2005
	12.578028	13.447732	6.91%	3,232	2004
	10.000000	12.578028	25.78%	1,667	2003*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	19.181453	12.655437	-34.02%	45,358	2008
	18.174822	19.181453	5.54%	30,164	2007
	15.373351	18.174822	18.22%	12,542	2006
	14.718395	15.373351	4.45%	8,788	2005
	13.066273	14.718395	12.64%	2,987	2004
	10.000000	13.066273	30.66%	638	2003*

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	14.226086	7.474788	-47.46%	611	2008
	14.051646	14.226086	1.24%	10,008	2007
	11.601915	14.051646	21.11%	7,699	2006
	10.000000	11.601915	16.02%	874	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Mid Cap Growth Portfolio: S Class - Q/NQ	21.352205	11.831436	-44.59%	289	2008
	17.813577	21.352205	19.86%	765	2007
	15.862330	17.813577	12.30%	1,182	2006
	14.254955	15.862330	11.28%	1,110	2005
	12.523040	14.254955	13.83%	2,629	2004
	10.000000	12.523040	25.23%	1,942	2003*

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	12.667784	6.716839	-46.98%	435	2008
	12.531877	12.667784	1.08%	396	2007
	11.514769	12.531877	8.83%	4,006	2006
	10.000000	11.514769	15.15%	275	2005*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	10.364868	8.802463	-15.07%	36,784	2008
	10.085460	10.364868	2.77%	37,085	2007
	9.865705	10.085460	2.23%	36,315	2006
	9.913174	9.865705	-0.48%	31,652	2005
	10.027045	9.913174	-1.14%	7,836	2004
	10.000000	10.027045	0.27%	4,459	2003*

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	15.238548	9.047786	-40.63%	5,605	2008
	15.455776	15.238548	-1.41%	5,889	2007
	14.968216	15.455776	3.26%	5,798	2006
	14.827644	14.968216	0.95%	5,963	2005
	13.510160	14.827644	9.75%	5,973	2004
	10.000000	13.510160	35.10%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	16.759067	9.955586	-40.60%	25,081	2008
	15.876667	16.759067	5.56%	38,849	2007
	14.232977	15.876667	11.55%	32,467	2006
	13.576843	14.232977	4.83%	5,958	2005
	12.217327	13.576843	11.13%	1,843	2004
	10.000000	12.217327	22.17%	228	2003*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.852373	7.476026	-31.11%	42,770	2008
	10.423562	10.852373	4.11%	39,105	2007
	10.000000	10.423562	4.24%	13,007	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.511339	9.293622	-11.58%	10,850	2008
	10.405716	10.511339	1.02%	7,788	2007
	10.000000	10.405716	4.06%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	12.009005	7.228832	-39.80%	3,973	2008
	10.705080	12.009005	12.18%	4,350	2007
	10.000000	10.705080	7.05%	925	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	11.232271	6.146783	-45.28%	15,916	2008
	10.233395	11.232271	9.76%	6,696	2007
	10.000000	10.233395	2.33%	7,121	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	9.766249	5.933653	-39.24%	10,092	2008
	10.000000	9.766249	-2.34%	7,938	2007*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	14.157191	10.000827	-29.36%	8,709	2008
	13.994206	14.157191	1.16%	9,366	2007
	12.896942	13.994206	8.51%	9,441	2006
	12.840387	12.896942	0.44%	12,286	2005
	11.888673	12.840387	8.01%	12,097	2004
	10.000000	11.888673	18.89%	315	2003*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.427849	8.060617	-29.47%	13,964	2008
	11.292619	11.427849	1.20%	11,762	2007
	10.407617	11.292619	8.50%	15,556	2006
	10.000000	10.407617	4.08%	14,533	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class II - Q/NQ	48.603481	20.058004	-58.73%	147	2008
	34.126891	48.603481	42.42%	147	2007
	25.518716	34.126891	33.73%	147	2006
	19.656249	25.518716	29.82%	488	2005
	16.636793	19.656249	18.15%	585	2004
	10.000000	16.636793	66.37%	471	2003*

NVIT Gartmore NVIT Emerging Markets Fund: Class VI - Q/NQ	29.087277	12.022868	-58.67%	14,560	2008
	20.387298	29.087277	42.67%	11,835	2007
	15.217878	20.387298	33.97%	5,887	2006
	11.707931	15.217878	29.98%	26	2005
	10.000000	11.707931	17.08%	831	2004*

NVIT Gartmore NVIT Global Utilities Fund: Class II - Q/NQ	26.042090	17.073550	-34.44%	0	2008
	22.113123	26.042090	17.77%	4,263	2007
	16.413193	22.113123	34.73%	4,370	2006
	15.755305	16.413193	4.18%	4,521	2005
	12.396272	15.755305	27.10%	4,577	2004
	10.000000	12.396272	23.96%	4,648	2003*

NVIT Gartmore NVIT International Equity Fund: Class VI - Q/NQ	10.000000	5.437726	-45.62%	4,069	2008*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ	10.000000	5.088492	-49.12%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	10.000000	6.097700	-39.02%	23,496	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinal SM Aggressive Fund: Class II - Q/NQ	10.000000	6.331277	-36.69%	0	2008*

NVIT NVIT Cardinal SM Balanced Fund: Class II - Q/NQ	10.000000	7.887319	-21.13%	0	2008*

NVIT NVIT Cardinal(sm) Capital Appreciation Fund: Class II - Q/NQ	10.000000	7.168050	-28.32%	0	2008*

NVIT NVIT Cardinal SM Conservative Fund: Class II - Q/NQ	10.000000	9.032985	-9.67%	0	2008*

NVIT NVIT Cardinal SM Moderate Fund: Class II - Q/NQ	10.000000	7.524429	-24.76%	108	2008*

NVIT NVIT Cardinal SM Moderately Aggressive Fund: Class II - Q/NQ	10.000000	6.806444	-31.94%	120	2008*

NVIT NVIT Cardinal SM Moderately Conservative Fund: Class II - Q/NQ	10.000000	8.265770	-17.34%	0	2008*

NVIT NVIT Core Bond Fund: Class II - Q/NQ	10.000000	9.797071	-2.03%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	10.000000	9.802870	-1.97%	0	2008*

NVIT NVIT Global Financial Services Fund: Class II - Q/NQ	20.828485	10.963346	-47.36%	0	2008
	21.538040	20.828485	-3.29%	0	2007
	18.282129	21.538040	17.81%	0	2006
	16.820811	18.282129	8.69%	0	2005
	14.198438	16.820811	18.47%	0	2004
	10.000000	14.198438	41.98%	0	2003*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	10.968931	11.591228	5.67%	40,972	2008
	10.435493	10.968931	5.11%	19,269	2007
	10.293118	10.435493	1.38%	27,769	2006
	10.160331	10.293118	1.31%	25,498	2005
	10.029912	10.160331	1.30%	18,231	2004
	10.000000	10.029912	0.30%	4,221	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Health Sciences Fund: Class II - Q/NQ	17.204955	12.590829	-26.82%	75	2008
	15.532473	17.204955	10.77%	75	2007
	15.456337	15.532473	0.49%	75	2006
	14.562515	15.456337	6.14%	75	2005
	13.800526	14.562515	5.52%	75	2004
	10.000000	13.800526	38.01%	46	2003*

NVIT NVIT Health Sciences Fund: Class VI - Q/NQ	11.609116	8.490671	-26.86%	4,130	2008
	10.475746	11.609116	10.82%	2,264	2007
	10.426077	10.475746	0.48%	2,434	2006
	9.818878	10.426077	6.18%	2,262	2005
	10.000000	9.818878	-1.81%	0	2004*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	11.614361	6.483852	-44.17%	0	2008
	10.824272	11.614361	7.30%	0	2007
	10.000000	10.824272	8.24%	0	2006*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.995994	11.059266	-7.81%	44,411	2008
	11.605099	11.995994	3.37%	47,005	2007
	11.142419	11.605099	4.15%	85,595	2006
	10.994065	11.142419	1.35%	90,578	2005
	10.708779	10.994065	2.66%	55,182	2004
	10.000000	10.708779	7.09%	24,979	2003*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	13.595082	11.330274	-16.66%	25,540	2008
	13.092663	13.595082	3.84%	43,925	2007
	12.308781	13.092663	6.37%	43,597	2006
	12.007837	12.308781	2.51%	44,582	2005
	11.422629	12.007837	5.12%	26,048	2004
	10.000000	11.422629	14.23%	24,059	2003*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	15.323115	11.544996	-24.66%	107,296	2008
	14.784773	15.323115	3.64%	115,770	2007
	13.533804	14.784773	9.24%	120,440	2006
	13.095335	13.533804	3.35%	139,127	2005
	12.186797	13.095335	7.46%	164,086	2004
	10.000000	12.186797	21.87%	85,989	2003*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	17.597773	11.843910	-32.70%	158,408	2008
	16.900988	17.597773	4.12%	162,987	2007
	15.040415	16.900988	12.37%	116,083	2006
	14.318239	15.040415	5.04%	31,407	2005
	13.020880	14.318239	9.96%	19,502	2004
	10.000000	13.020880	30.21%	2,347	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	19.321952	11.970822	-38.05%	15,927	2008
	18.590551	19.321952	3.93%	17,273	2007
	16.214476	18.590551	14.65%	9,571	2006
	15.313030	16.214476	5.89%	5,226	2005
	13.689404	15.313030	11.86%	874	2004
	10.000000	13.689404	36.89%	0	2003*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	20.276352	12.637660	-37.67%	2,752	2008
	19.218377	20.276352	5.51%	1,492	2007
	17.826650	19.218377	7.81%	0	2006
	16.209651	17.826650	9.98%	210	2005
	14.277420	16.209651	13.53%	208	2004
	10.000000	14.277420	42.77%	1,572	2003*

NVIT NVIT Money Market Fund: Class I - Q/NQ	10.374196	10.386092	0.11%	57,531	2008
	10.092529	10.374196	2.79%	62,554	2007
	9.841607	10.092529	2.55%	22,001	2006
	9.770998	9.841607	0.72%	18,192	2005
	9.880078	9.770998	-1.10%	11,299	2004
	10.000000	9.880078	-1.20%	32,065	2003*

NVIT NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ	10.000000	6.046307	-39.54%	23,390	2008*

NVIT NVIT Multi-Manager International Value Fund: Class II - Q/NQ	21.435702	11.254121	-47.50%	0	2008
	21.276929	21.435702	0.75%	0	2007
	17.718460	21.276929	20.08%	0	2006
	16.156405	17.718460	9.67%	0	2005
	13.724397	16.156405	17.72%	615	2004
	10.000000	13.724397	37.24%	0	2003*

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	15.181140	7.974416	-47.47%	14,399	2008
	15.070189	15.181140	0.74%	13,450	2007
	12.549364	15.070189	20.09%	12,305	2006
	11.441520	12.549364	9.68%	10,287	2005
	10.000000	11.441520	14.42%	8,842	2004*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	10.000000	6.279499	-37.21%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	10.000000	6.267659	-37.32%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	10.000000	6.190195	-38.10%	7,297	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	10.000000	6.671710	-33.28%	16,989	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ	17.457427	9.155626	-47.55%	5,002	2008
	16.253267	17.457427	7.41%	24,100	2007
	16.087013	16.253267	1.03%	6,567	2006
	15.220250	16.087013	5.69%	5,935	2005
	13.709636	15.220250	11.02%	6,260	2004
	10.000000	13.709636	37.10%	0	2003*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	20.172428	13.396714	-33.59%	5,782	2008
	22.167952	20.172428	-9.00%	5,242	2007
	19.296940	22.167952	14.88%	8,114	2006
	19.137305	19.296940	0.83%	7,826	2005
	16.673885	19.137305	14.77%	14,186	2004
	10.000000	16.673885	66.74%	9,867	2003*

NVIT NVIT Multi-Manager Small Company Fund: Class II - Q/NQ	20.506677	12.400766	-39.53%	12,699	2008
	20.517363	20.506677	-0.05%	13,388	2007
	18.714350	20.517363	9.63%	22,066	2006
	17.030906	18.714350	9.88%	11,370	2005
	14.615310	17.030906	16.53%	9,352	2004
	10.000000	14.615310	46.15%	1,720	2003*

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	12.035787	9.765464	-18.86%	6,440	2008
	11.727753	12.035787	2.63%	10,276	2007
	11.402579	11.727753	2.85%	6,868	2006
	11.374821	11.402579	0.24%	5,580	2005
	10.883959	11.374821	4.51%	9,863	2004
	10.000000	10.883959	8.84%	7,256	2003*

NVIT NVIT Nationwide Fund: Class II - Q/NQ	17.395702	9.963734	-42.72%	17,603	2008
	16.437022	17.395702	5.83%	13,218	2007
	14.774541	16.437022	11.25%	10,673	2006
	14.069386	14.774541	5.01%	4,469	2005
	13.093531	14.069386	7.45%	4,225	2004
	10.000000	13.093531	30.94%	1,867	2003*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.000000	9.816966	-1.83%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Technology and Communications Fund: Class II - Q/NQ	19.353307	9.722448	-49.76%	0	2008
	16.441771	19.353307	17.71%	0	2007
	15.142573	16.441771	8.58%	0	2006
	15.555628	15.142573	-2.66%	0	2005
	15.242217	15.555628	2.06%	0	2004
	10.000000	15.242217	52.42%	0	2003*

NVIT NVIT Technology and Communications Fund: Class VI - Q/NQ	13.520633	6.789663	-49.78%	449	2008
	11.495534	13.520633	17.62%	738	2007
	10.537586	11.495534	9.09%	189	2006
	10.825020	10.537586	-2.66%	138	2005
	10.000000	10.825020	8.25%	9	2004*

NVIT NVIT U.S. Growth Leaders Fund: Class II - Q/NQ	20.976958	12.044045	-42.58%	1,616	2008
	17.512263	20.976958	19.78%	1,687	2007
	17.941199	17.512263	-2.39%	1,750	2006
	16.372223	17.941199	9.58%	3,061	2005
	14.887980	16.372223	9.97%	1,513	2004
	10.000000	14.887980	48.88%	82	2003*

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	17.232540	10.612760	-38.41%	17,191	2008
	18.038387	17.232540	-4.47%	10,530	2007
	15.911026	18.038387	13.37%	10,925	2006
	15.601811	15.911026	1.98%	7,224	2005
	13.583167	15.601811	14.86%	4,675	2004
	10.000000	13.583167	35.83%	3,228	2003*

NVIT Van Kampen NVIT Real Estate Fund: Class II - Q/NQ	10.000000	5.561369	-44.39%	0	2008*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	17.271417	9.206252	-46.70%	7,624	2008
	15.464505	17.271417	11.68%	8,822	2007
	14.638727	15.464505	5.64%	14,718	2006
	14.229519	14.638727	2.88%	16,389	2005
	13.605001	14.229519	4.59%	19,352	2004
	10.000000	13.605001	36.05%	9,193	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	15.411159	9.018232	-41.48%	9,383	2008
	14.813778	15.411159	4.03%	8,542	2007
	12.861990	14.813778	15.17%	12,948	2006
	11.495518	12.861990	11.89%	17,953	2005
	10.000000	11.495518	14.96%	6,884	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	23.584582	13.804815	-41.47%	291	2008
	22.665556	23.584582	4.05%	3,156	2007
	19.685210	22.665556	15.14%	3,199	2006
	17.591871	19.685210	11.90%	3,259	2005
	15.084714	17.591871	16.62%	5,588	2004
	10.000000	15.084714	50.85%	3,926	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	9.525930	1.996830	-79.04%	8,061	2008
	10.000000	9.525930	-4.74%	2,934	2007*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	13.467884	2.830710	-78.98%	6,269	2008
	13.794853	13.467884	-2.37%	6,593	2007
	12.873541	13.794853	7.16%	15,424	2006
	12.864250	12.873541	0.07%	17,414	2005
	12.060288	12.864250	6.67%	14,655	2004
	10.000000	12.060288	20.60%	2,875	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	16.693442	10.050430	-39.79%	21,229	2008
	16.340170	16.693442	2.16%	16,652	2007
	14.513743	16.340170	12.58%	15,102	2006
	13.990832	14.513743	3.74%	7,854	2005
	13.066755	13.990832	7.07%	5,353	2004
	10.000000	13.066755	30.67%	863	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ	20.619456	12.539886	-39.18%	8,924	2008
	21.317808	20.619456	-3.28%	13,119	2007
	18.951604	21.317808	12.49%	5,623	2006
	17.607016	18.951604	7.64%	3,893	2005
	15.059532	17.607016	16.92%	3,022	2004
	10.000000	15.059532	50.60%	1,829	2003*

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB - Q/NQ	14.467322	8.700061	-39.86%	1,603	2008
	15.697055	14.467322	-7.83%	1,705	2007
	13.803856	15.697055	13.72%	1,781	2006
	13.371334	13.803856	3.23%	1,864	2005
	12.267172	13.371334	9.00%	0	2004
	10.000000	12.267172	22.67%	0	2003*

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	21.116266	11.610063	-45.02%	0	2008
	19.865381	21.116266	6.30%	0	2007
	15.854247	19.865381	25.30%	0	2006
	14.403520	15.854247	10.07%	0	2005
	12.635959	14.403520	13.99%	2,208	2004
	10.000000	12.635959	26.36%	3,461	2003*

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	13.386660	8.268867	-38.23%	0	2008
	12.933390	13.386660	3.50%	0	2007
	12.503574	12.933390	3.44%	0	2006
	12.058562	12.503574	3.69%	0	2005
	11.703107	12.058562	3.04%	0	2004
	10.000000	11.703107	17.03%	179	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	13.221922	7.438285	-43.74%	17,645	2008
	11.982837	13.221922	10.34%	8,499	2007
	11.172057	11.982837	7.26%	1,428	2006
	10.000000	11.172057	11.72%	1,476	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	12.354713	7.724298	-37.48%	12,850	2008
	12.224927	12.354713	1.06%	779	2007
	10.502507	12.224927	16.40%	0	2006
	10.000000	10.502507	5.03%	0	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.533570	10.468342	-0.62%	6,288	2008
	10.205210	10.533570	3.22%	0	2007
	9.999770	10.205210	2.05%	0	2006
	10.000000	9.999770	0.00%	0	2005*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	11.009612	9.671154	-12.16%	8,850	2008
	10.667339	11.009612	3.21%	14,065	2007
	10.499491	10.667339	1.60%	14,961	2006
	10.297210	10.499491	1.96%	9,157	2005
	10.085843	10.297210	2.10%	1,467	2004
	10.000000	10.085843	0.86%	0	2003*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	16.891896	14.088532	-16.60%	0	2008
	16.185813	16.891896	4.36%	0	2007
	14.889797	16.185813	8.70%	0	2006
	13.534807	14.889797	10.01%	0	2005
	12.533652	13.534807	7.99%	0	2004
	10.000000	12.533652	25.34%	0	2003*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	22.547541	13.700752	-39.24%	19,213	2008
	27.786328	22.547541	-18.85%	11,662	2007
	20.573065	27.786328	35.06%	26,564	2006
	17.961520	20.573065	14.54%	15,960	2005
	13.455563	17.961520	33.49%	12,097	2004
	10.000000	13.455563	34.56%	6,634	2003*

Additional Contract Options Elected (Total 1.95%)
(Variable account charges of 1.95% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	17.308109	8.161768	-52.84%	5,170	2008
	17.416706	17.308109	-0.62%	5,461	2007
	15.726871	17.416706	10.74%	3,712	2006
	15.212974	15.726871	3.38%	3,971	2005
	13.998255	15.212974	8.68%	4,065	2004
	10.000000	13.998255	39.98%	3,493	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	16.815938	9.459431	-43.75%	0	2008
	15.351080	16.815938	9.54%	0	2007
	14.761321	15.351080	4.00%	0	2006
	13.864661	14.761321	6.47%	0	2005
	13.298233	13.864661	4.26%	0	2004
	10.000000	13.298233	32.98%	0	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	20.791514	10.777921	-48.16%	9,502	2008
	19.183735	20.791514	8.38%	6,056	2007
	16.828506	19.183735	14.00%	3,300	2006
	15.706782	16.828506	7.14%	3,557	2005
	13.897124	15.706782	13.02%	3,615	2004
	10.000000	13.897124	38.97%	0	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	17.964756	10.445924	-41.85%	3,132	2008
	17.474675	17.964756	2.80%	3,418	2007
	15.233868	17.474675	14.71%	3,779	2006
	14.853284	15.233868	2.56%	4,247	2005
	13.620181	14.853284	9.05%	4,694	2004
	10.000000	13.620181	36.20%	4,983	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	20.030494	12.618626	-37.00%	4,803	2008
	20.123674	20.030494	-0.46%	5,801	2007
	17.970616	20.123674	11.98%	6,719	2006
	17.187195	17.970616	4.56%	7,162	2005
	14.720983	17.187195	16.75%	7,229	2004
	10.000000	14.720983	47.21%	1,264	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	16.949441	10.846969	-36.00%	19,999	2008
	17.363685	16.949441	-2.39%	18,588	2007
	15.159191	17.363685	14.54%	18,629	2006
	14.791613	15.159191	2.49%	19,338	2005
	13.400667	14.791613	10.38%	19,436	2004
	10.000000	13.400667	34.01%	396	2003*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II - Q/NQ	22.801982	12.318518	-45.98%	27	2008
	19.723696	22.801982	15.61%	27	2007
	16.125002	19.723696	22.32%	27	2006
	14.539160	16.125002	10.91%	1,135	2005
	12.919416	14.539160	12.54%	2,822	2004
	10.000000	12.919416	29.19%	2,326	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV - Q/NQ	17.579491	9.488209	-46.03%	3,555	2008
	15.208555	17.579491	15.59%	6,388	2007
	12.421583	15.208555	22.44%	6,434	2006
	11.213158	12.421583	10.78%	6,479	2005
	10.000000	11.213158	12.13%	4,477	2004*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	12.585912	9.315701	-25.98%	22,025	2008
	13.156741	12.585912	-4.34%	5,659	2007
	11.160354	13.156741	17.89%	459	2006
	10.000000	11.160354	11.60%	459	2005*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II - Q/NQ	15.786955	9.032068	-42.79%	1,508	2008
	13.325293	15.786955	18.47%	1,829	2007
	14.066272	13.325293	-5.27%	2,706	2006
	14.067415	14.066272	-0.01%	2,138	2005
	12.973288	14.067415	8.43%	1,898	2004
	10.000000	12.973288	29.73%	1,460	2003*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	16.786241	12.046955	-28.23%	14,381	2008
	18.081962	16.786241	-7.17%	15,639	2007
	15.566348	18.081962	16.16%	12,540	2006
	15.140056	15.566348	2.82%	9,854	2005
	13.524142	15.140056	11.95%	7,302	2004
	10.000000	13.524142	35.24%	475	2003*

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class II - Q/NQ	16.513259	8.303522	-49.72%	7,165	2008
	12.071404	16.513259	36.80%	8,673	2007
	11.307314	12.071404	6.76%	0	2006
	10.000000	11.307314	13.07%	0	2005*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	11.440148	11.038864	-3.51%	28,908	2008
	10.657116	11.440148	7.35%	13,379	2007
	10.698655	10.657116	-0.39%	3,940	2006
	10.742961	10.698655	-0.41%	2,714	2005
	10.354917	10.742961	3.75%	1,910	2004
	10.000000	10.354917	3.55%	165	2003*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	19.903666	13.482033	-32.26%	1,202	2008
	20.435589	19.903666	-2.60%	1,587	2007
	18.215806	20.435589	12.19%	1,551	2006
	17.323874	18.215806	5.15%	2,441	2005
	14.495863	17.323874	19.51%	2,348	2004
	10.000000	14.495863	44.96%	684	2003*

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	17.060175	10.484318	-38.55%	8,463	2008
	16.574042	17.060175	2.93%	7,558	2007
	14.671716	16.574042	12.97%	6,336	2006
	14.327417	14.671716	2.40%	10,108	2005
	13.241492	14.327417	8.20%	12,039	2004
	10.000000	13.241492	32.41%	3,652	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	15.795961	10.884321	-31.09%	7,570	2008
	15.078643	15.795961	4.76%	2,670	2007
	13.232899	15.078643	13.95%	3,122	2006
	12.961593	13.232899	2.09%	2,694	2005
	12.614318	12.961593	2.75%	2,635	2004
	10.000000	12.614318	26.14%	0	2003*

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares - Q/NQ	13.653059	8.330082	-38.99%	240	2008
	15.696762	13.653059	-13.02%	287	2007
	15.463665	15.696762	1.51%	321	2006
	14.940160	15.463665	3.50%	369	2005
	13.721639	14.940160	8.88%	439	2004
	10.000000	13.721639	37.22%	0	2003*

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	14.757938	9.555623	-35.25%	1,019	2008
	16.700184	14.757938	-11.63%	1,379	2007
	14.621116	16.700184	14.22%	1,483	2006
	14.231345	14.621116	2.74%	1,491	2005
	13.254962	14.231345	7.37%	1,725	2004
	10.000000	13.254962	32.55%	1,431	2003*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	16.491882	11.372684	-31.04%	760	2008
	15.342410	16.491882	7.49%	1,081	2007
	13.513893	15.342410	13.53%	1,707	2006
	13.552134	13.513893	-0.28%	2,047	2005
	12.904162	13.552134	5.02%	2,251	2004
	10.000000	12.904162	29.04%	1,995	2003*

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	9.909861	9.632684	-2.80%	0	2008
	10.260428	9.909861	-3.42%	0	2007
	10.000000	10.260428	2.60%	0	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	10.751903	9.745985	-9.36%	15,031	2008
	10.430737	10.751903	3.08%	12,316	2007
	10.236368	10.430737	1.90%	5,342	2006
	10.337354	10.236368	-0.98%	5,776	2005
	10.204194	10.337354	1.30%	3,666	2004
	10.000000	10.204194	2.04%	987	2003*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	21.604860	12.139569	-43.81%	60,126	2008
	18.786228	21.604860	15.00%	62,244	2007
	17.193267	18.786228	9.27%	59,423	2006
	15.031767	17.193267	14.38%	34,015	2005
	13.312564	15.031767	12.91%	27,124	2004
	10.000000	13.312564	33.13%	2,764	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	21.779859	9.736367	-55.30%	13,069	2008
	15.253319	21.779859	42.79%	11,606	2007
	13.339408	15.253319	14.35%	2,206	2006
	10.000000	13.339408	33.39%	2,131	2005*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	17.997091	10.090937	-43.93%	27,029	2008
	18.126350	17.997091	-0.71%	35,581	2007
	15.413918	18.126350	17.60%	44,249	2006
	14.890118	15.413918	3.52%	36,544	2005
	13.652543	14.890118	9.06%	35,412	2004
	10.000000	13.652543	36.53%	4,690	2003*

Fidelity Variable Insurance Products Fund - VIP Freedom 2010 Portfolio: Service Class 2 - Q/NQ	12.170952	8.929952	-26.63%	0	2008
	11.449951	12.170952	6.30%	0	2007
	10.656145	11.449951	7.45%	0	2006
	10.000000	10.656145	6.56%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Freedom 2020 Portfolio: Service Class 2 - Q/NQ	12.944625	8.528856	-34.11%	36,950	2008
	12.006703	12.944625	7.81%	18,368	2007
	10.961738	12.006703	9.53%	1,080	2006
	10.000000	10.961738	9.62%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Freedom 2030 Portfolio: Service Class 2 - Q/NQ	13.468509	8.164651	-39.38%	0	2008
	12.367469	13.468509	8.90%	0	2007
	11.169149	12.367469	10.73%	0	2006
	10.000000	11.169149	11.69%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	18.723429	9.672824	-48.34%	10,476	2008
	15.077970	18.723429	24.18%	11,234	2007
	14.428718	15.077970	4.50%	4,059	2006
	13.947355	14.428718	3.45%	4,766	2005
	13.794032	13.947355	1.11%	4,517	2004
	10.000000	13.794032	37.94%	3,579	2003*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	10.914247	10.330978	-5.34%	66,724	2008
	10.695648	10.914247	2.04%	61,643	2007
	10.474496	10.695648	2.11%	18,178	2006
	10.483602	10.474496	-0.09%	19,706	2005
	10.262112	10.483602	2.16%	18,932	2004
	10.000000	10.262112	2.62%	365	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	25.171396	14.904845	-40.79%	20,403	2008
	22.260345	25.171396	13.08%	25,781	2007
	20.196810	22.260345	10.22%	24,553	2006
	17.452852	20.196810	15.72%	17,442	2005
	14.279064	17.452852	22.23%	13,610	2004
	10.000000	14.279064	42.79%	3,101	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	25.269098	13.884102	-45.06%	0	2008
	22.019372	25.269098	14.76%	0	2007
	19.067291	22.019372	15.48%	0	2006
	16.370488	19.067291	16.47%	508	2005
	14.734289	16.370488	11.10%	945	2004
	10.000000	14.734289	47.34%	508	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	16.962678	9.322533	-45.04%	15,576	2008
	14.780294	16.962678	14.77%	4,361	2007
	12.794338	14.780294	15.52%	2,981	2006
	10.988531	12.794338	16.43%	1,321	2005
	10.000000	10.988531	9.89%	181	2004*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	21.846573	10.434236	-52.24%	2,896	2008
	21.133526	21.846573	3.37%	3,830	2007
	18.578540	21.133526	13.75%	6,714	2006
	18.498039	18.578540	0.44%	9,697	2005
	16.572366	18.498039	11.62%	8,178	2004
	10.000000	16.572366	65.72%	1,477	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	11.261623	7.767215	-31.03%	23,491	2008
	11.070887	11.261623	1.72%	15,483	2007
	10.000000	11.070887	10.71%	5,334	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	15.872203	11.344899	-28.52%	19,187	2008
	16.636787	15.872203	-4.60%	23,977	2007
	14.486224	16.636787	14.85%	25,853	2006
	14.284062	14.486224	1.42%	27,569	2005
	13.124559	14.284062	8.83%	27,611	2004
	10.000000	13.124559	31.25%	2,345	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	20.379018	13.383779	-34.33%	12,644	2008
	21.293406	20.379018	-4.29%	5,081	2007
	18.563394	21.293406	14.71%	13,434	2006
	17.405526	18.563394	6.65%	9,804	2005
	14.345083	17.405526	21.33%	6,832	2004
	10.000000	14.345083	43.25%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	10.000000	6.569115	-34.31%	0	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	20.040896	9.299580	-53.60%	5,704	2008
	15.883394	20.040896	26.18%	4,359	2007
	12.638452	15.883394	25.68%	2,204	2006
	10.000000	12.638452	26.38%	895	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	23.198948	13.561455	-41.54%	1,268	2008
	20.494837	23.198948	13.19%	1,760	2007
	17.210388	20.494837	19.08%	1,760	2006
	15.931585	17.210388	8.03%	1,759	2005
	13.708346	15.931585	16.22%	1,759	2004
	10.000000	13.708346	37.08%	1,267	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	16.704028	9.762388	-41.56%	56,074	2008
	14.758392	16.704028	13.18%	33,138	2007
	12.391616	14.758392	19.10%	13,858	2006
	11.474649	12.391616	7.99%	8,934	2005
	10.000000	11.474649	14.75%	7,018	2004*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	11.747267	12.233112	4.14%	24,359	2008
	10.791538	11.747267	8.86%	12,801	2007
	9.752951	10.791538	10.65%	5,257	2006
	10.000000	9.752951	-2.47%	205	2005*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	15.070472	12.403331	-17.70%	903	2008
	13.937940	15.070472	8.13%	994	2007
	12.873580	13.937940	8.27%	365	2006
	12.194655	12.873580	5.57%	524	2005
	11.484704	12.194655	6.18%	524	2004
	10.000000	11.484704	14.85%	524	2003*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	22.716955	12.403817	-45.40%	9,699	2008
	16.958344	22.716955	33.96%	5,299	2007
	15.849789	16.958344	6.99%	1,342	2006
	14.360798	15.849789	10.37%	396	2005
	12.415484	14.360798	15.67%	472	2004
	10.000000	12.415484	24.15%	0	2003*

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	17.188123	10.744776	-37.49%	587	2008
	16.518821	17.188123	4.05%	609	2007
	15.208589	16.518821	8.62%	649	2006
	13.984139	15.208589	8.76%	176	2005
	12.141666	13.984139	15.17%	198	2004
	10.000000	12.141666	21.42%	0	2003*

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	26.532446	12.431876	-53.14%	20,406	2008
	21.130702	26.532446	25.56%	12,544	2007
	14.689923	21.130702	43.84%	5,132	2006
	11.347757	14.689923	29.45%	612	2005
	10.000000	11.347757	13.48%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	38.966658	18.250720	-53.16%	0	2008
	31.046642	38.966658	25.51%	0	2007
	21.593269	31.046642	43.78%	0	2006
	16.690295	21.593269	29.38%	0	2005
	14.342071	16.690295	16.37%	0	2004
	10.000000	14.342071	43.42%	0	2003*

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	15.725168	9.716395	-38.21%	2,795	2008
	14.446858	15.725168	8.85%	3,170	2007
	13.730460	14.446858	5.22%	3,591	2006
	13.434891	13.730460	2.20%	4,091	2005
	12.572420	13.434891	6.86%	3,522	2004
	10.000000	12.572420	25.72%	3,796	2003*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	19.133862	12.617582	-34.06%	14,916	2008
	18.139026	19.133862	5.48%	5,268	2007
	15.350871	18.139026	18.16%	10,483	2006
	14.704343	15.350871	4.40%	3,967	2005
	13.060441	14.704343	12.59%	3,022	2004
	10.000000	13.060441	30.60%	818	2003*

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	14.206771	7.460825	-47.48%	2,008	2008
	14.039762	14.206771	1.19%	40,625	2007
	11.598000	14.039762	21.05%	20,278	2006
	10.000000	11.598000	15.98%	0	2005*

Neuberger Berman Advisers Management Trust - AMT Mid Cap Growth Portfolio: S Class - Q/NQ	21.297864	11.795294	-44.62%	227	2008
	17.777348	21.297864	19.80%	429	2007
	15.838131	17.777348	12.24%	680	2006
	14.240445	15.838131	11.22%	2,092	2005
	12.516675	14.240445	13.77%	3,654	2004
	10.000000	12.516675	25.17%	3,919	2003*

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	12.650574	6.704278	-47.00%	482	2008
	12.521278	12.650574	1.03%	2,877	2007
	11.510881	12.521278	8.78%	1,147	2006
	10.000000	11.510881	15.11%	2,929	2005*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	10.339136	8.776128	-15.12%	74,948	2008
	10.065578	10.339136	2.72%	58,473	2007
	9.851254	10.065578	2.18%	16,251	2006
	9.903697	9.851254	-0.53%	6,989	2005
	10.022565	9.903697	-1.19%	6,562	2004
	10.000000	10.022565	0.23%	3,026	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	15.200728	9.020719	-40.66%	483	2008
	15.425324	15.200728	-1.46%	483	2007
	14.946321	15.425324	3.20%	359	2006
	14.813472	14.946321	0.90%	359	2005
	13.504135	14.813472	9.70%	517	2004
	10.000000	13.504135	35.04%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	16.719252	9.926852	-40.63%	0	2008
	15.847072	16.719252	5.50%	52,046	2007
	14.213670	15.847072	11.49%	12,578	2006
	13.565311	14.213670	4.78%	4,294	2005
	12.213171	13.565311	11.07%	4,533	2004
	10.000000	12.213171	22.13%	0	2003*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.843154	7.465869	-31.15%	719,310	2008
	10.420045	10.843154	4.06%	591,498	2007
	10.000000	10.420045	4.20%	170,449	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.502388	9.280979	-11.63%	81,421	2008
	10.402195	10.502388	0.96%	5,515	2007
	10.000000	10.402195	4.02%	1,215	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	11.998783	7.218983	-39.84%	5,216	2008
	10.701461	11.998783	12.12%	9,382	2007
	10.000000	10.701461	7.01%	7,514	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	11.222723	6.138425	-45.30%	39,228	2008
	10.229939	11.222723	9.70%	16,120	2007
	10.000000	10.229939	2.30%	5,997	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	9.762924	5.928601	-39.27%	115,956	2008
	10.000000	9.762924	-2.37%	5,119	2007*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	14.122069	9.970928	-29.39%	1,150	2008
	13.966646	14.122069	1.11%	1,281	2007
	12.878087	13.966646	8.45%	5,184	2006
	12.828129	12.878087	0.39%	9,601	2005
	11.883363	12.828129	7.95%	9,245	2004
	10.000000	11.883363	18.83%	1,356	2003*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.412324	8.045559	-29.50%	9,170	2008
	11.283062	11.412324	1.15%	8,235	2007
	10.404099	11.283062	8.45%	9,501	2006
	10.000000	10.404099	4.04%	1,840	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Gartmore NVIT Emerging Markets Fund: Class II - Q/NQ	48.482892	19.997995	-58.75%	0	2008
	34.059656	48.482892	42.35%	0	2007
	25.481383	34.059656	33.66%	237	2006
	19.637463	25.481383	29.76%	870	2005
	16.629376	19.637463	18.09%	914	2004
	10.000000	16.629376	66.29%	255	2003*

NVIT Gartmore NVIT Emerging Markets Fund: Class VI - Q/NQ	29.033083	11.994322	-58.69%	17,850	2008
	20.359741	29.033083	42.60%	12,911	2007
	15.205039	20.359741	33.90%	11,148	2006
	11.703984	15.205039	29.91%	14,409	2005
	10.000000	11.703984	17.04%	9,034	2004*

NVIT Gartmore NVIT International Equity Fund: Class VI - Q/NQ	10.000000	5.435866	-45.64%	1,999	2008*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ	10.000000	5.086752	-49.13%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	10.000000	6.095623	-39.04%	71,964	2008*

NVIT NVIT Cardinal SM Aggressive Fund: Class II - Q/NQ	10.000000	6.329119	-36.71%	0	2008*

NVIT NVIT Cardinal SM Balanced Fund: Class II - Q/NQ	10.000000	7.884632	-21.15%	4,849	2008*

NVIT NVIT Cardinal SM Capital Appreciation Fund: Class II - Q/NQ	10.000000	7.165610	-28.34%	26,874	2008*

NVIT NVIT Cardinal SM Conservative Fund: Class II - Q/NQ	10.000000	9.029915	-9.70%	142,593	2008*

NVIT NVIT Cardinal SM Moderate Fund: Class II - Q/NQ	10.000000	7.521865	-24.78%	102,260	2008*

NVIT NVIT Cardinal SM Moderately Aggressive NVIT NVIT Cardinal SM Fund: Class II - Q/NQ	10.000000	6.804125	-31.96%	47,050	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinal SM Moderately Conservative Fund: Class II - Q/NQ	10.000000	8.262967	-17.37%	7,678	2008*

NVIT NVIT Core Bond Fund: Class II - Q/NQ	10.000000	9.793750	-2.06%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	10.000000	9.799538	-2.00%	652	2008*

NVIT Gartmore NVIT Global Utilities Fund: Class II - Q/NQ	25.977448	17.022472	-34.47%	0	2008
	22.069553	25.977448	17.71%	0	2007
	16.389189	22.069553	34.66%	0	2006
	15.740266	16.389189	4.12%	0	2005
	12.390753	15.740266	27.03%	0	2004
	10.000000	12.390753	23.91%	0	2003*

NVIT NVIT Global Financial Services Fund: Class II - Q/NQ	20.776820	10.930549	-47.39%	166	2008
	21.495625	20.776820	-3.34%	399	2007
	18.255387	21.495625	17.75%	399	2006
	16.804750	18.255387	8.63%	399	2005
	14.192104	16.804750	18.41%	399	2004
	10.000000	14.192104	41.92%	166	2003*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	10.941692	11.556553	5.62%	88,239	2008
	10.414910	10.941692	5.06%	79,397	2007
	10.278047	10.414910	1.33%	43,649	2006
	10.150616	10.278047	1.26%	18,394	2005
	10.025426	10.150616	1.25%	18,467	2004
	10.000000	10.025426	0.25%	704	2003*

NVIT NVIT Health Sciences Fund: Class II - Q/NQ	17.162259	12.553163	-26.86%	151	2008
	15.501858	17.162259	10.71%	151	2007
	15.433728	15.501858	0.44%	151	2006
	14.548608	15.433728	6.08%	398	2005
	13.794368	14.548608	5.47%	398	2004
	10.000000	13.794368	37.94%	841	2003*

NVIT NVIT Health Sciences Fund: Class VI - Q/NQ	11.587466	8.470500	-26.90%	5,659	2008
	10.461567	11.587466	10.76%	21,470	2007
	10.417260	10.461567	0.43%	21,152	2006
	9.815556	10.417260	6.13%	17,577	2005
	10.000000	9.815556	-1.84%	17,770	2004*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	11.604467	6.475014	-44.20%	0	2008
	10.820602	11.604467	7.24%	0	2007
	10.000000	10.820602	8.21%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.966235	11.026204	-7.86%	106,775	2008
	11.582248	11.966235	3.32%	35,646	2007
	11.126126	11.582248	4.10%	11,478	2006
	10.983569	11.126126	1.30%	11,936	2005
	10.704003	10.983569	2.61%	5,637	2004
	10.000000	10.704003	7.04%	1,291	2003*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	13.561316	11.296366	-16.70%	34,701	2008
	13.066840	13.561316	3.78%	58,429	2007
	12.290759	13.066840	6.31%	37,921	2006
	11.996352	12.290759	2.45%	10,065	2005
	11.417528	11.996352	5.07%	11,727	2004
	10.000000	11.417528	14.18%	732	2003*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	15.285064	11.510438	-24.69%	279,321	2008
	14.755622	15.285064	3.59%	217,462	2007
	13.513991	14.755622	9.19%	185,219	2006
	13.082811	13.513991	3.30%	139,059	2005
	12.181349	13.082811	7.40%	106,615	2004
	10.000000	12.181349	21.81%	18,512	2003*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	17.554065	11.808455	-32.73%	406,855	2008
	16.867668	17.554065	4.07%	348,836	2007
	15.018394	16.867668	12.31%	230,107	2006
	14.304552	15.018394	4.99%	175,258	2005
	13.015066	14.304552	9.91%	66,579	2004
	10.000000	13.015066	30.15%	0	2003*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	19.273993	11.935003	-38.08%	23,311	2008
	18.553909	19.273993	3.88%	22,088	2007
	16.190743	18.553909	14.60%	47,038	2006
	15.298388	16.190743	5.83%	50,274	2005
	13.683298	15.298388	11.80%	47,536	2004
	10.000000	13.683298	36.83%	5,759	2003*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	20.226044	12.599854	-37.70%	1,332	2008
	19.180528	20.226044	5.45%	1,620	2007
	17.800600	19.180528	7.75%	2,318	2006
	16.194190	17.800600	9.92%	1,626	2005
	14.271063	16.194190	13.48%	1,758	2004
	10.000000	14.271063	42.71%	331	2003*

NVIT NVIT Money Market Fund: Class I - Q/NQ	10.348233	10.354819	0.06%	74,819	2008
	10.072432	10.348233	2.74%	19,206	2007
	9.827008	10.072432	2.50%	22,377	2006
	9.761463	9.827008	0.67%	14,136	2005
	9.875470	9.761463	-1.15%	17,874	2004
	10.000000	9.875470	-1.25%	6,301	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ	10.000000	6.044248	-39.56%	64,649	2008*

NVIT NVIT Multi-Manager International Value Fund: Class II - Q/NQ	21.384785	11.221641	-47.53%	0	2008
	21.237273	21.384785	0.69%	0	2007
	17.694429	21.237273	20.02%	0	2006
	16.142684	17.694429	9.61%	497	2005
	13.719727	16.142684	17.66%	497	2004
	10.000000	13.719727	37.20%	502	2003*

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	15.152857	7.955492	-47.50%	29,620	2008
	15.049828	15.152857	0.68%	41,181	2007
	12.538773	15.049828	20.03%	16,703	2006
	11.437668	12.538773	9.63%	12,000	2005
	10.000000	11.437668	14.38%	9,380	2004*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	10.000000	6.277357	-37.23%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	10.000000	6.265525	-37.34%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	10.000000	6.188086	-38.12%	22,880	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	10.000000	6.669444	-33.31%	47,357	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ	17.414054	9.128209	-47.58%	756	2008
	16.221203	17.414054	7.35%	2,288	2007
	16.063452	16.221203	0.98%	5,889	2006
	15.205697	16.063452	5.64%	9,054	2005
	13.703517	15.205697	10.96%	8,332	2004
	10.000000	13.703517	37.04%	0	2003*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	20.122351	13.356635	-33.62%	1,265	2008
	22.124258	20.122351	-9.05%	1,241	2007
	19.268704	22.124258	14.82%	1,698	2006
	19.119017	19.268704	0.78%	998	2005
	16.666453	19.119017	14.72%	1,028	2004
	10.000000	16.666453	66.66%	312	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Company Fund: Class II - Q/NQ	20.455785	12.363666	-39.56%	18,558	2008
	20.476947	20.455785	-0.10%	18,758	2007
	18.686979	20.476947	9.58%	16,787	2006
	17.014645	18.686979	9.83%	9,327	2005
	14.608788	17.014645	16.47%	9,307	2004
	10.000000	14.608788	46.09%	283	2003*

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	12.005886	9.736227	-18.90%	14,207	2008
	11.704613	12.005886	2.57%	11,174	2007
	11.385869	11.704613	2.80%	9,547	2006
	11.363940	11.385869	0.19%	8,993	2005
	10.879096	11.363940	4.46%	5,316	2004
	10.000000	10.879096	8.79%	1,678	2003*

NVIT NVIT Nationwide Fund: Class II - Q/NQ	17.352525	9.933923	-42.75%	47,836	2008
	16.404635	17.352525	5.78%	44,042	2007
	14.752925	16.404635	11.20%	11,506	2006
	14.055950	14.752925	4.96%	1,125	2005
	13.087692	14.055950	7.40%	2,335	2004
	10.000000	13.087692	30.88%	2,335	2003*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.000000	9.813634	-1.86%	4,768	2008*

NVIT NVIT Technology and Communications Fund: Class II - Q/NQ	19.305313	9.693371	-49.79%	149	2008
	16.409409	19.305313	17.65%	149	2007
	15.120449	16.409409	8.52%	149	2006
	15.540781	15.120449	-2.70%	149	2005
	15.235433	15.540781	2.00%	149	2004
	10.000000	15.235433	52.35%	770	2003*

NVIT NVIT Technology and Communications Fund: Class VI - Q/NQ	13.495427	6.773540	-49.81%	8,070	2008
	11.479982	13.495427	17.56%	6,264	2007
	10.528683	11.479982	9.04%	6,206	2006
	10.821368	10.528683	-2.70%	693	2005
	10.000000	10.821368	8.21%	818	2004*

NVIT NVIT U.S. Growth Leaders Fund: Class II - Q/NQ	20.924907	12.008011	-42.61%	1,576	2008
	17.477758	20.924907	19.72%	537	2007
	17.914949	17.477758	-2.44%	537	2006
	16.356587	17.914949	9.53%	792	2005
	14.881339	16.356587	9.91%	558	2004
	10.000000	14.881339	48.81%	303	2003*

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	17.189769	10.581010	-38.45%	9,586	2008
	18.002842	17.189769	-4.52%	28,371	2007
	15.887753	18.002842	13.31%	8,909	2006
	15.586906	15.887753	1.93%	579	2005
	13.577106	15.586906	14.80%	374	2004
	10.000000	13.577106	35.77%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Van Kampen NVIT Real Estate Fund: Class II - Q/NQ	10.000000	5.559464	-44.41%	0	2008*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	17.228540	9.178699	-46.72%	6,426	2008
	15.434015	17.228540	11.63%	7,453	2007
	14.617296	15.434015	5.59%	7,694	2006
	14.215918	14.617296	2.82%	4,157	2005
	13.598930	14.215918	4.54%	4,012	2004
	10.000000	13.598930	35.99%	685	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	15.382422	8.996820	-41.51%	12,150	2008
	14.793739	15.382422	3.98%	11,718	2007
	12.851121	14.793739	15.12%	13,593	2006
	11.491649	12.851121	11.83%	4,095	2005
	10.000000	11.491649	14.92%	1,905	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	23.526051	13.763518	-41.50%	2,198	2008
	22.620904	23.526051	4.00%	2,198	2007
	19.656415	22.620904	15.08%	2,198	2006
	17.575066	19.656415	11.84%	2,198	2005
	15.077980	17.575066	16.56%	2,198	2004
	10.000000	15.077980	50.78%	714	2003*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	9.522694	1.995126	-79.05%	2,362	2008
	10.000000	9.522694	-4.77%	1,929	2007*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	13.434470	2.822247	-78.99%	690	2008
	13.767676	13.434470	-2.42%	690	2007
	12.854710	13.767676	7.10%	1,837	2006
	12.851964	12.854710	0.02%	2,524	2005
	12.054908	12.851964	6.61%	8,665	2004
	10.000000	12.054908	20.55%	345	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	16.652019	10.020365	-39.82%	72,154	2008
	16.307973	16.652019	2.11%	69,333	2007
	14.492509	16.307973	12.53%	37,301	2006
	13.977468	14.492509	3.68%	26,251	2005
	13.060920	13.977468	7.02%	25,325	2004
	10.000000	13.060920	30.61%	1,886	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ	20.568311	12.502392	-39.22%	19,788	2008
	21.275840	20.568311	-3.33%	19,131	2007
	18.923917	21.275840	12.43%	10,093	2006
	17.590220	18.923917	7.58%	7,169	2005
	15.052827	17.590220	16.86%	7,140	2004
	10.000000	15.052827	50.53%	3,638	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB - Q/NQ	14.432931	8.674948	-39.89%	0	2008
	15.667777	14.432931	-7.88%	0	2007
	13.785121	15.667777	13.66%	0	2006
	13.359972	13.785121	3.18%	0	2005
	12.262996	13.359972	8.95%	0	2004
	10.000000	12.262996	22.63%	0	2003*

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	21.066102	11.576553	-45.05%	0	2008
	19.828334	21.066102	6.24%	0	2007
	15.832728	19.828334	25.24%	0	2006
	14.391285	15.832728	10.02%	0	2005
	12.631654	14.391285	13.93%	0	2004
	10.000000	12.631654	26.32%	0	2003*

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	13.354829	8.244992	-38.26%	0	2008
	12.909247	13.354829	3.45%	0	2007
	12.486580	12.909247	3.38%	0	2006
	12.048297	12.486580	3.64%	0	2005
	11.699112	12.048297	2.98%	0	2004
	10.000000	11.699112	16.99%	0	2003*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	13.203974	7.424390	-43.77%	38,582	2008
	11.972698	13.203974	10.28%	14,950	2007
	11.168283	11.972698	7.20%	936	2006
	10.000000	11.168283	11.68%	0	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	12.337930	7.709863	-37.51%	4,581	2008
	12.214584	12.337930	1.01%	10,973	2007
	10.498960	12.214584	16.34%	7,998	2006
	10.000000	10.498960	4.99%	1,284	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.519264	10.448795	-0.67%	0	2008
	10.196576	10.519264	3.16%	0	2007
	9.996390	10.196576	2.00%	0	2006
	10.000000	9.996390	-0.04%	0	2005*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.983472	9.643273	-12.20%	26,467	2008
	10.647467	10.983472	3.16%	38,230	2007
	10.485262	10.647467	1.55%	10,234	2006
	10.288472	10.485262	1.91%	1,520	2005
	10.082409	10.288472	2.04%	1,102	2004
	10.000000	10.082409	0.82%	0	2003*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	16.848924	14.045524	-16.64%	96	2008
	16.152914	16.848924	4.31%	96	2007
	14.867089	16.152914	8.65%	450	2006
	13.521031	14.867089	9.96%	804	2005
	12.527281	13.521031	7.93%	870	2004
	10.000000	12.527281	25.27%	423	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	22.490192	13.658903	-39.27%	7,278	2008
	27.729884	22.490192	-18.90%	8,796	2007
	20.541698	27.729884	34.99%	9,683	2006
	17.943250	20.541698	14.48%	5,042	2005
	13.448721	17.943250	33.42%	4,977	2004
	10.000000	13.448721	34.49%	2,127	2003*

Additional Contract Options Elected (Total 2.00%)
(Variable account charges of 2.00% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	17.265128	8.137327	-52.87%	47,323	2008
	17.382365	17.265128	-0.67%	62,536	2007
	15.703835	17.382365	10.69%	50,362	2006
	15.198423	15.703835	3.33%	46,192	2005
	13.992000	15.198423	8.62%	24,987	2004
	10.000000	13.992000	39.92%	5,820	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	16.774181	9.431120	-43.78%	13,435	2008
	15.320803	16.774181	9.49%	19,345	2007
	14.739705	15.320803	3.94%	28,435	2006
	13.851398	14.739705	6.41%	21,140	2005
	13.292300	13.851398	4.21%	10,482	2004
	10.000000	13.292300	32.92%	709	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	20.739885	10.745663	-48.19%	17,908	2008
	19.145913	20.739885	8.33%	37,493	2007
	16.803873	19.145913	13.94%	6,909	2006
	15.691767	16.803873	7.09%	3,586	2005
	13.890922	15.691767	12.96%	7,388	2004
	10.000000	13.890922	38.91%	1,509	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	17.920145	10.414647	-41.88%	5,869	2008
	17.440215	17.920145	2.75%	5,283	2007
	15.211551	17.440215	14.65%	5,369	2006
	14.839080	15.211551	2.51%	5,685	2005
	13.614096	14.839080	9.00%	9,215	2004
	10.000000	13.614096	36.14%	6,611	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	19.980747	12.580856	-37.04%	75,117	2008
	20.083994	19.980747	-0.51%	999	2007
	17.944309	20.083994	11.92%	1,014	2006
	17.170760	17.944309	4.51%	1,028	2005
	14.714406	17.170760	16.69%	1,058	2004
	10.000000	14.714406	47.14%	1,127	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	16.907376	10.814518	-36.04%	1,790	2008
	17.329481	16.907376	-2.44%	1,834	2007
	15.137022	17.329481	14.48%	12,854	2006
	14.777488	15.137022	2.43%	12,581	2005
	13.394694	14.777488	10.32%	12,509	2004
	10.000000	13.394694	33.95%	1,379	2003*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II - Q/NQ	22.745360	12.281651	-46.00%	0	2008
	19.684809	22.745360	15.55%	0	2007
	16.101391	19.684809	22.26%	0	2006
	14.525256	16.101391	10.85%	0	2005
	12.913650	14.525256	12.48%	0	2004
	10.000000	12.913650	29.14%	212	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV - Q/NQ	17.546696	9.465670	-46.05%	22,017	2008
	15.187963	17.546696	15.53%	27,124	2007
	12.411076	15.187963	22.37%	17,561	2006
	11.209371	12.411076	10.72%	22,365	2005
	10.000000	11.209371	12.09%	16,562	2004*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	12.568812	9.298292	-26.02%	74,563	2008
	13.145612	12.568812	-4.39%	50,870	2007
	11.156580	13.145612	17.83%	21,723	2006
	10.000000	11.156580	11.57%	4,278	2005*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II - Q/NQ	15.747725	9.005008	-42.82%	11,136	2008
	13.298995	15.747725	18.41%	14,440	2007
	14.045660	13.298995	-5.32%	14,535	2006
	14.053952	14.045660	-0.06%	4,664	2005
	12.967491	14.053952	8.38%	794	2004
	10.000000	12.967491	29.67%	10,465	2003*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	16.744522	12.010876	-28.27%	139,996	2008
	18.046287	16.744522	-7.21%	98,140	2007
	15.543549	18.046287	16.10%	79,331	2006
	15.125572	15.543549	2.76%	138,505	2005
	13.518096	15.125572	11.89%	26,587	2004
	10.000000	13.518096	35.18%	2,888	2003*

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class II - Q/NQ	16.490837	8.288004	-49.74%	24,639	2008
	12.061190	16.490837	36.73%	57,616	2007
	11.303491	12.061190	6.70%	3,803	2006
	10.000000	11.303491	13.03%	5,125	2005*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	11.411009	11.005130	-3.56%	334,711	2008
	10.635425	11.411009	7.29%	177,981	2007
	10.682311	10.635425	-0.44%	134,986	2006
	10.732007	10.682311	-0.46%	152,826	2005
	10.349636	10.732007	3.69%	83,410	2004
	10.000000	10.349636	3.50%	9,684	2003*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	19.854246	13.441686	-32.30%	52,405	2008
	20.395311	19.854246	-2.65%	42,186	2007
	18.189148	20.395311	12.13%	25,729	2006
	17.307319	18.189148	5.10%	19,555	2005
	14.489397	17.307319	19.45%	6,828	2004
	10.000000	14.489397	44.89%	1,018	2003*

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	17.017813	10.452937	-38.58%	245,922	2008
	16.541374	17.017813	2.88%	241,324	2007
	14.650249	16.541374	12.91%	156,303	2006
	14.313731	14.650249	2.35%	107,713	2005
	13.235593	14.313731	8.15%	64,522	2004
	10.000000	13.235593	32.36%	14,341	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	15.756723	10.851741	-31.13%	27,014	2008
	15.048908	15.756723	4.70%	27,322	2007
	13.213518	15.048908	13.89%	24,403	2006
	12.949201	13.213518	2.04%	26,429	2005
	12.608682	12.949201	2.70%	4,724	2004
	10.000000	12.608682	26.09%	1,838	2003*

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares - Q/NQ	13.619162	8.305143	-39.02%	434	2008
	15.665831	13.619162	-13.06%	407	2007
	15.441047	15.665831	1.46%	389	2006
	14.925899	15.441047	3.45%	374	2005
	13.715524	14.925899	8.82%	263	2004
	10.000000	13.715524	37.16%	0	2003*

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	14.721274	9.527011	-35.28%	0	2008
	16.667239	14.721274	-11.68%	0	2007
	14.599699	16.667239	14.16%	0	2006
	14.217726	14.599699	2.69%	0	2005
	13.249039	14.217726	7.31%	0	2004
	10.000000	13.249039	32.49%	0	2003*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	16.450925	11.338646	-31.08%	0	2008
	15.312158	16.450925	7.44%	0	2007
	13.494105	15.312158	13.47%	0	2006
	13.539186	13.494105	-0.33%	0	2005
	12.898411	13.539186	4.97%	586	2004
	10.000000	12.898411	28.98%	0	2003*

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	9.901435	9.619585	-2.85%	72,541	2008
	10.256965	9.901435	-3.47%	54,490	2007
	10.000000	10.256965	2.57%	26,076	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	10.725195	9.716829	-9.40%	112,857	2008
	10.410154	10.725195	3.03%	137,917	2007
	10.221367	10.410154	1.85%	104,715	2006
	10.327466	10.221367	-1.03%	87,036	2005
	10.199626	10.327466	1.25%	22,082	2004
	10.000000	10.199626	2.00%	4,641	2003*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	21.551199	12.103231	-43.84%	299,529	2008
	18.749174	21.551199	14.94%	328,629	2007
	17.168092	18.749174	9.21%	288,837	2006
	15.017388	17.168092	14.32%	247,611	2005
	13.306622	15.017388	12.86%	59,004	2004
	10.000000	13.306622	33.07%	12,321	2003*

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	21.750264	9.718154	-55.32%	89,717	2008
	15.240404	21.750264	42.71%	128,209	2007
	13.334901	15.240404	14.29%	76,213	2006
	10.000000	13.334901	33.35%	23,610	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	17.952378	10.060711	-43.96%	213,810	2008
	18.090595	17.952378	-0.76%	222,392	2007
	15.391340	18.090595	17.54%	198,419	2006
	14.875872	15.391340	3.47%	153,453	2005
	13.646439	14.875872	9.01%	95,452	2004
	10.000000	13.646439	36.46%	62,288	2003*

Fidelity Variable Insurance Products Fund - VIP Freedom 2010 Portfolio: Service Class 2 - Q/NQ	12.154417	8.913255	-26.67%	99,632	2008
	11.440257	12.154417	6.24%	55,119	2007
	10.652543	11.440257	7.39%	22,372	2006
	10.000000	10.652543	6.53%	14,314	2005*

Fidelity Variable Insurance Products Fund - VIP Freedom 2020 Portfolio: Service Class 2 - Q/NQ	12.927048	8.512922	-34.15%	284,869	2008
	11.996552	12.927048	7.76%	186,958	2007
	10.958037	11.996552	9.48%	48,303	2006
	10.000000	10.958037	9.58%	15,252	2005*

Fidelity Variable Insurance Products Fund - VIP Freedom 2030 Portfolio: Service Class 2 - Q/NQ	13.450189	8.149378	-39.41%	21,453	2008
	12.356992	13.450189	8.85%	8,056	2007
	11.165376	12.356992	10.67%	0	2006
	10.000000	11.165376	11.65%	0	2005

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	18.676923	9.643854	-48.36%	87,994	2008
	15.048226	18.676923	24.11%	214,088	2007
	14.407585	15.048226	4.45%	57,014	2006
	13.934014	14.407585	3.40%	40,706	2005
	13.787874	13.934014	1.06%	64,892	2004
	10.000000	13.787874	37.88%	46,692	2003*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	10.887139	10.300077	-5.39%	1,201,158	2008
	10.674560	10.887139	1.99%	1,303,427	2007
	10.459156	10.674560	2.06%	488,767	2006
	10.473565	10.459156	-0.14%	111,198	2005
	10.257524	10.473565	2.11%	23,123	2004
	10.000000	10.257524	2.58%	4,945	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	25.108879	14.860226	-40.82%	207,143	2008
	22.216447	25.108879	13.02%	314,148	2007
	20.167250	22.216447	10.16%	178,388	2006
	17.436169	20.167250	15.66%	139,778	2005
	14.272687	17.436169	22.16%	28,627	2004
	10.000000	14.272687	42.73%	8,290	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	25.206389	13.842568	-45.08%	1,540	2008
	21.975993	25.206389	14.70%	1,624	2007
	19.039399	21.975993	15.42%	1,630	2006
	16.354848	19.039399	16.41%	1,765	2005
	14.727704	16.354848	11.05%	2,926	2004
	10.000000	14.727704	47.28%	1,314	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	16.931002	9.300353	-45.07%	87,906	2008
	14.760267	16.931002	14.71%	222,967	2007
	12.783502	14.760267	15.46%	78,747	2006
	10.984823	12.783502	16.37%	46,688	2005
	10.000000	10.984823	9.85%	23,935	2004

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	21.792351	10.403005	-52.26%	8,607	2008
	21.091888	21.792351	3.32%	11,016	2007
	18.551354	21.091888	13.69%	10,587	2006
	18.480368	18.551354	0.38%	12,425	2005
	16.564974	18.480368	11.56%	18,775	2004
	10.000000	16.564974	65.65%	25,507	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	11.252036	7.756633	-31.06%	281,114	2008
	11.067139	11.252036	1.67%	306,517	2007
	10.000000	11.067139	10.67%	162,354	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	15.832786	11.310939	-28.56%	145,291	2008
	16.603985	15.832786	-4.64%	172,026	2007
	14.465009	16.603985	14.79%	187,860	2006
	14.270396	14.465009	1.36%	185,687	2005
	13.118697	14.270396	8.78%	29,409	2004
	10.000000	13.118697	31.19%	9,471	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	20.328398	13.343704	-34.36%	117,009	2008
	21.251414	20.328398	-4.34%	91,067	2007
	18.536218	21.251414	14.65%	77,497	2006
	17.388881	18.536218	6.60%	76,813	2005
	14.338680	17.388881	21.27%	24,230	2004
	10.000000	14.338680	43.39%	368	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	10.000000	6.566886	-34.33%	15,901	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	20.013666	9.282193	-53.62%	51,826	2008
	15.869953	20.013666	26.11%	64,571	2007
	12.634183	15.869953	25.61%	40,665	2006
	10.000000	12.634183	26.34%	12,089	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	23.141396	13.520894	-41.57%	455	2008
	20.454471	23.141396	13.14%	521	2007
	17.185226	20.454471	19.02%	1,088	2006
	15.916376	17.185226	7.97%	3,089	2005
	13.702237	15.916376	16.16%	3,294	2004
	10.000000	13.702237	37.02%	6,856	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	16.672885	9.739200	-41.59%	811,465	2008
	14.738430	16.672885	13.13%	616,779	2007
	12.381147	14.738430	19.04%	287,793	2006
	11.470781	12.381147	7.94%	101,937	2005
	10.000000	11.470781	14.71%	24,543	2004*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	11.731306	12.210264	4.08%	229,507	2008
	10.782410	11.731306	8.80%	115,244	2007
	9.749654	10.782410	10.59%	45,839	2006
	10.000000	9.749654	-2.50%	7,896	2005*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	15.033046	12.366211	-17.74%	3,694	2008
	13.910453	15.033046	8.07%	4,178	2007
	12.854723	13.910453	8.21%	4,385	2006
	12.182985	12.854723	5.51%	5,172	2005
	11.479571	12.182985	6.13%	6,510	2004
	10.000000	11.479571	14.80%	2,021	2003*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	22.660553	12.366694	-45.43%	179,340	2008
	16.924911	22.660553	33.89%	47,004	2007
	15.826592	16.924911	6.94%	1,979	2006
	14.347068	15.826592	10.31%	2,006	2005
	12.409946	14.347068	15.61%	3,295	2004
	10.000000	12.409946	24.10%	2,104	2003*

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	17.147231	10.713741	-37.52%	2,524	2008
	16.487973	17.147231	4.00%	545	2007
	15.187919	16.487973	8.56%	0	2006
	13.972243	15.187919	8.70%	0	2005
	12.137534	13.972243	15.12%	0	2004
	10.000000	12.137534	21.38%	0	2003*

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	26.482945	12.402329	-53.17%	212,142	2008
	21.102106	26.482945	25.50%	153,830	2007
	14.677503	21.102106	43.77%	76,451	2006
	11.343922	14.677503	29.39%	0	2005
	10.000000	11.343922	13.44%	0	2004*

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	38.869952	18.196107	-53.19%	0	2008
	30.985466	38.869952	25.45%	0	2007
	21.561672	30.985466	43.71%	0	2006
	16.674337	21.561672	29.31%	0	2005
	14.335673	16.674337	16.31%	0	2004
	10.000000	14.335673	43.36%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	15.686120	9.687317	-38.24%	17,342	2008
	14.418372	15.686120	8.79%	19,394	2007
	13.710361	14.418372	5.16%	34,189	2006
	13.422048	13.710361	2.15%	32,331	2005
	12.566816	13.422048	6.81%	10,170	2004
	10.000000	12.566816	25.67%	4,936	2003*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	19.086329	12.579805	-34.09%	181,276	2008
	18.103254	19.086329	5.43%	109,611	2007
	15.328391	18.103254	18.10%	115,521	2006
	14.690284	15.328391	4.34%	36,305	2005
	13.054616	14.690284	12.53%	5,612	2004
	10.000000	13.054616	30.55%	0	2003*

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	14.187486	7.446883	-47.51%	34,527	2008
	14.027901	14.187486	1.14%	769,911	2007
	11.594091	14.027901	20.99%	351,157	2006
	10.000000	11.594091	15.94%	9,138	2005*

Neuberger Berman Advisers Management Trust - AMT Mid Cap Growth Portfolio: S Class - Q/NQ	21.243665	11.759250	-44.65%	445	2008
	17.741203	21.243665	19.74%	915	2007
	15.813964	17.741203	12.19%	2,562	2006
	14.225949	15.813964	11.16%	2,184	2005
	12.510308	14.225949	13.71%	3,071	2004
	10.000000	12.510308	25.10%	2,356	2003*

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	12.633385	6.691743	-47.03%	18,976	2008
	12.510678	12.633385	0.98%	25,249	2007
	11.506997	12.510678	8.72%	110,962	2006
	10.000000	11.506997	15.07%	509	2005*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	10.313447	8.749863	-15.16%	1,112,198	2008
	10.045719	10.313447	2.67%	1,131,362	2007
	9.836823	10.045719	2.12%	412,628	2006
	9.894218	9.836823	-0.58%	59,314	2005
	10.018073	9.894218	-1.24%	59,274	2004
	10.000000	10.018073	0.18%	6,903	2003*

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	15.162984	8.993716	-40.69%	11,399	2008
	15.394913	15.162984	-1.51%	10,088	2007
	14.924447	15.394913	3.15%	10,401	2006
	14.799321	14.924447	0.85%	11,556	2005
	13.498105	14.799321	9.64%	7,507	2004
	10.000000	13.498105	34.98%	123	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	16.679488	9.898182	-40.66%	15,909	2008
	15.817494	16.679488	5.45%	984,948	2007
	14.194362	15.817494	11.44%	381,401	2006
	13.553780	14.194362	4.73%	23,127	2005
	12.209006	13.553780	11.01%	5,457	2004
	10.000000	12.209006	22.09%	1,218	2003*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.833923	7.455703	-31.18%	3,047,930	2008
	10.416519	10.833923	4.01%	2,344,140	2007
	10.000000	10.416519	4.17%	868,822	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.493465	9.268369	-11.67%	533,952	2008
	10.398680	10.493465	0.91%	324,198	2007
	10.000000	10.398680	3.99%	51,133	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	11.988593	7.209163	-39.87%	171,809	2008
	10.697846	11.988593	12.07%	144,129	2007
	10.000000	10.697846	6.98%	70,242	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	11.213159	6.130054	-45.33%	481,359	2008
	10.226475	11.213159	9.65%	443,633	2007
	10.000000	10.226475	2.26%	223,869	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	9.759595	5.923551	-39.31%	679,139	2008
	10.000000	9.759595	-2.40%	218,668	2007*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	14.086994	9.941084	-29.43%	6,169	2008
	13.939108	14.086994	1.06%	7,011	2007
	12.859225	13.939108	8.40%	7,536	2006
	12.815853	12.859225	0.34%	9,088	2005
	11.878062	12.815853	7.90%	21,959	2004
	10.000000	11.878062	18.78%	31,102	2003*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.396831	8.030534	-29.54%	59,657	2008
	11.273516	11.396831	1.09%	91,086	2007
	10.400579	11.273516	8.39%	63,420	2006
	10.000000	10.400579	4.01%	34,202	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class II - Q/NQ	48.362585	19.938150	-58.77%	0	2008
	33.992546	48.362585	42.27%	233	2007
	25.444107	33.992546	33.60%	276	2006
	19.618701	25.444107	29.69%	648	2005
	16.621951	19.618701	18.03%	688	2004
	10.000000	16.621951	66.22%	320	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Gartmore NVIT Emerging Markets Fund: Class VI - Q/NQ	28.978949	11.965826	-58.71%	73,455	2008
	20.332185	28.978949	42.53%	124,170	2007
	15.192178	20.332185	33.83%	94,523	2006
	11.700031	15.192178	29.85%	46,563	2005
	10.000000	11.700031	17.00%	14,191	2004*

NVIT Gartmore NVIT Global Utilities Fund: Class II - Q/NQ	25.912940	16.971529	-34.51%	0	2008
	22.026038	25.912940	17.65%	0	2007
	16.365182	22.026038	34.59%	0	2006
	15.725198	16.365182	4.07%	0	2005
	12.385201	15.725198	26.97%	0	2004
	10.000000	12.385201	23.85%	0	2003*

NVIT Gartmore NVIT International Equity Fund: Class VI - Q/NQ	10.000000	5.434017	-45.66%	19,611	2008*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ	10.000000	5.085011	-49.15%	18,205	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	10.000000	6.093540	-39.06%	1,336,029	2008*

NVIT NVIT Cardinal SM Aggressive Fund: Class II - Q/NQ	10.000000	6.326955	-36.73%	32,888	2008*

NVIT NVIT Cardinal SM Balanced Fund: Class II - Q/NQ	10.000000	7.881950	-21.18%	309,826	2008*

NVIT NVIT Cardinal SM Capital Appreciation Fund: Class II - Q/NQ	10.000000	7.163165	-28.37%	158,072	2008*

NVIT NVIT Cardinal SM Conservative Fund: Class II - Q/NQ	10.000000	9.026837	-9.73%	577,695	2008*

NVIT NVIT Cardinal SM Moderate Fund: Class II - Q/NQ	10.000000	7.519299	-24.81%	458,947
					2008*

NVIT NVIT Cardinal SM Moderately Aggressive Fund: Class II - Q/NQ	10.000000	6.801819	-31.98%	992,788	2008*

NVIT NVIT Cardinal SM Moderately Conservative Fund: Class II - Q/NQ	10.000000	8.260152	-17.40%	226,660	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Core Bond Fund: Class II - Q/NQ	10.000000	9.790412	-2.10%	10,703	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	10.000000	9.796204	-2.04%	6,089	2008*

NVIT NVIT Global Financial Services Fund: Class II - Q/NQ	20.725217	10.897816	-47.42%	97	2008
	21.453246	20.725217	-3.39%	97	2007
	18.228665	21.453246	17.69%	97	2006
	16.788685	18.228665	8.58%	97	2005
	14.185775	16.788685	18.35%	97	2004
	10.000000	14.185775	41.86%	0	2003*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	10.914519	11.521982	5.57%	1,443,136	2008
	10.394371	10.914519	5.00%	1,219,743	2007
	10.262991	10.394371	1.28%	484,047	2006
	10.140898	10.262991	1.20%	139,142	2005
	10.020956	10.140898	1.20%	48,426	2004
	10.000000	10.020956	0.21%	24,212	2003*

NVIT NVIT Health Sciences Fund: Class II - Q/NQ	17.119622	12.515591	-26.89%	0	2008
	15.471278	17.119622	10.65%	0	2007
	15.411122	15.471278	0.39%	0	2006
	14.534694	15.411122	6.03%	0	2005
	13.788206	14.534694	5.41%	0	2004
	10.000000	13.788206	37.88%	1,024	2003*

NVIT NVIT Health Sciences Fund: Class VI - Q/NQ	11.565850	8.450385	-26.94%	38,311	2008
	10.447409	11.565850	10.71%	35,518	2007
	10.408458	10.447409	0.37%	36,907	2006
	9.812247	10.408458	6.08%	35,486	2005
	10.000000	9.812247	-1.88%	5,098	2004*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	11.594614	6.466209	-44.23%	69,922	2008
	10.816951	11.594614	7.19%	78,956	2007
	10.000000	10.816951	8.17%	0	2006*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.936474	10.993182	-7.90%	1,034,417	2008
	11.559372	11.936474	3.26%	683,403	2007
	11.109804	11.559372	4.05%	465,739	2006
	10.973047	11.109804	1.25%	273,469	2005
	10.699211	10.973047	2.56%	185,125	2004
	10.000000	10.699211	6.99%	9,544	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	13.527627	11.262556	-16.74%	976,790	2008
	13.041070	13.527627	3.73%	667,354	2007
	12.272756	13.041070	6.26%	567,964	2006
	11.984874	12.272756	2.40%	441,053	2005
	11.412415	11.984874	5.02%	104,845	2004
	10.000000	11.412415	14.12%	5,204	2003*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	15.247123	11.476005	-24.73%	2,371,849	2008
	14.726538	15.247123	3.54%	1,910,491	2007
	13.494221	14.726538	9.13%	1,471,041	2006
	13.070314	13.494221	3.24%	907,417	2005
	12.175914	13.070314	7.35%	299,723	2004
	10.000000	12.175914	21.76%	47,107	2003*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	17.510466	11.773104	-32.77%	2,044,882	2008
	16.834397	17.510466	4.02%	2,053,184	2007
	14.996405	16.834397	12.26%	1,523,584	2006
	14.290884	14.996405	4.94%	409,600	2005
	13.009258	14.290884	9.85%	95,158	2004
	10.000000	13.009258	30.09%	2,682	2003*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	19.226118	11.899267	-38.11%	164,062	2008
	18.517327	19.226118	3.83%	182,072	2007
	16.167042	18.517327	14.54%	189,878	2006
	15.283768	16.167042	5.78%	134,467	2005
	13.677198	15.283768	11.75%	9,990	2004
	10.000000	13.677198	36.77%	0	2003*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	20.175812	12.562143	-37.74%	101,441	2008
	19.142699	20.175812	5.40%	95,005	2007
	17.774527	19.142699	7.70%	44,449	2006
	16.178697	17.774527	9.86%	59,830	2005
	14.264686	16.178697	13.42%	19,759	2004
	10.000000	14.264686	42.65%	1,292	2003*

NVIT NVIT Money Market Fund: Class I - Q/NQ	10.322317	10.323619	0.01%	1,983,153	2008
	10.052363	10.322317	2.69%	1,235,400	2007
	9.812418	10.052363	2.45%	431,702	2006
	9.751932	9.812418	0.62%	290,839	2005
	9.870861	9.751932	-1.20%	127,981	2004
	10.000000	9.870861	-1.29%	28,727	2003*

NVIT NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ	10.000000	6.042180	-39.58%	1,149,001	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager International Value Fund: Class II - Q/NQ	21.333940	11.189232	-47.55%	0	2008
	21.197648	21.333940	0.64%	0	2007
	17.670393	21.197648	19.96%	0	2006
	16.128964	17.670393	9.56%	0	2005
	13.715059	16.128964	17.60%	692	2004
	10.000000	13.715059	37.15%	2,361	2003*

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	15.124590	7.936587	-47.53%	486,535	2008
	15.029456	15.124590	0.63%	625,212	2007
	12.528177	15.029456	19.97%	237,697	2006
	11.433814	12.528177	9.57%	75,766	2005
	10.000000	11.433814	14.34%	15,121	2004*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	10.000000	6.275218	-37.25%	337	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	10.000000	6.263383	-37.37%	30,768	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	10.000000	6.185976	-38.14%	443,006	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	10.000000	6.667167	-33.33%	850,285	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ	17.370806	9.100871	-47.61%	24,560	2008
	16.189221	17.370806	7.30%	129,861	2007
	16.039936	16.189221	0.93%	10,456	2006
	15.191147	16.039936	5.59%	10,970	2005
	13.697399	15.191147	10.91%	1,381	2004
	10.000000	13.697399	36.97%	1,005	2003*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	20.072381	13.316646	-33.66%	29,075	2008
	22.080654	20.072381	-9.10%	49,027	2007
	19.240517	22.080654	14.76%	93,952	2006
	19.100756	19.240517	0.73%	27,096	2005
	16.659014	19.100756	14.66%	10,394	2004
	10.000000	16.659014	66.59%	1,475	2003*

NVIT NVIT Multi-Manager Small Company Fund: Class II - Q/NQ	20.404982	12.326649	-39.59%	120,825	2008
	20.436580	20.404982	-0.15%	119,727	2007
	18.659637	20.436580	9.52%	109,342	2006
	16.998385	18.659637	9.77%	93,349	2005
	14.602274	16.998385	16.41%	24,022	2004
	10.000000	14.602274	46.02%	1,523	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	11.976073	9.707104	-18.95%	80,630	2008
	11.681535	11.976073	2.52%	108,248	2007
	11.369198	11.681535	2.75%	72,345	2006
	11.353070	11.369198	0.14%	61,700	2005
	10.874234	11.353070	4.40%	12,952	2004
	10.000000	10.874234	8.74%	9,444	2003*

NVIT NVIT Nationwide Fund: Class II - Q/NQ	17.309446	9.904190	-42.78%	879,221	2008
	16.372298	17.309446	5.72%	801,127	2007
	14.731332	16.372298	11.14%	310,065	2006
	14.042516	14.731332	4.91%	10,754	2005
	13.081852	14.042516	7.34%	1,256	2004
	10.000000	13.081852	30.82%	0	2003*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.000000	9.810294	-1.90%	96,971	2008*

NVIT NVIT Technology and Communications Fund: Class II - Q/NQ	19.257369	9.664354	-49.81%	93	2008
	16.377045	19.257369	17.59%	332	2007
	15.098311	16.377045	8.47%	332	2006
	15.525923	15.098311	-2.75%	332	2005
	15.228629	15.525923	1.95%	332	2004
	10.000000	15.228629	52.29%	1,133	2003*

NVIT NVIT Technology and Communications Fund: Class VI - Q/NQ	13.470250	6.757442	-49.83%	28,011	2008
	11.464440	13.470250	17.50%	51,324	2007
	10.519779	11.464440	8.98%	72,697	2006
	10.817727	10.519779	-2.75%	3,653	2005
	10.000000	10.817727	8.18%	2,550	2004*

NVIT NVIT U.S. Growth Leaders Fund: Class II - Q/NQ	20.872943	11.972066	-42.64%	15,259	2008
	17.443298	20.872943	19.66%	20,611	2007
	17.888733	17.443298	-2.49%	10,109	2006
	16.340956	17.888733	9.47%	8,767	2005
	14.874700	16.340956	9.86%	2,258	2004
	10.000000	14.874700	48.75%	404	2003*

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	17.147089	10.549343	-38.48%	301,849	2008
	17.967360	17.147089	-4.57%	609,994	2007
	15.864498	17.967360	13.26%	313,010	2006
	15.572011	15.864498	1.88%	61,552	2005
	13.571043	15.572011	14.74%	19,944	2004
	10.000000	13.571043	35.71%	1,458	2003*

NVIT Van Kampen NVIT Real Estate Fund: Class II - Q/NQ	10.000000	5.557552	-44.42%	10,678	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	17.185757	9.151220	-46.75%	81,154	2008
	15.403590	17.185757	11.57%	84,799	2007
	14.595903	15.403590	5.53%	75,207	2006
	14.202325	14.595903	2.77%	54,739	2005
	13.592855	14.202325	4.48%	25,081	2004
	10.000000	13.592855	35.93%	1,983	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	15.353730	8.975445	-41.54%	88,819	2008
	14.773726	15.353730	3.93%	143,606	2007
	12.840264	14.773726	15.06%	130,385	2006
	11.487770	12.840264	11.77%	163,656	2005
	10.000000	11.487770	14.88%	20,044	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	23.467650	13.722341	-41.53%	184	2008
	22.576320	23.467650	3.95%	184	2007
	19.627656	22.576320	15.02%	184	2006
	17.558275	19.627656	11.79%	2,712	2005
	15.071262	17.558275	16.50%	2,712	2004
	10.000000	15.071262	50.71%	2,759	2003*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	9.519446	1.993421	-79.06%	45,507	2008
	10.000000	9.519446	-4.81%	33,009	2007*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	13.401094	2.813789	-79.00%	34,410	2008
	13.740526	13.401094	-2.47%	58,598	2007
	12.835886	13.740526	7.05%	95,286	2006
	12.839669	12.835886	-0.03%	59,617	2005
	12.049521	12.839669	6.56%	31,102	2004
	10.000000	12.049521	20.50%	10,394	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	16.610661	9.990364	-39.86%	850,016	2008
	16.275822	16.610661	2.06%	827,312	2007
	14.471295	16.275822	12.47%	401,187	2006
	13.964102	14.471295	3.63%	60,311	2005
	13.055094	13.964102	6.96%	39,407	2004
	10.000000	13.055094	30.55%	8,241	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ	20.517229	12.464953	-39.25%	236,574	2008
	21.233889	20.517229	-3.38%	186,249	2007
	18.896219	21.233889	12.37%	76,591	2006
	17.573405	18.896219	7.53%	14,991	2005
	15.046104	17.573405	16.80%	3,317	2004
	10.000000	15.046104	50.46%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB - Q/NQ	14.398624	8.649897	-39.93%	10,170	2008
	15.638555	14.398624	-7.93%	12,077	2007
	13.766406	15.638555	13.60%	20,888	2006
	13.348624	13.766406	3.13%	20,934	2005
	12.258826	13.348624	8.89%	20,819	2004
	10.000000	12.258826	22.59%	1,727	2003*

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	21.015991	11.543111	-45.07%	0	2008
	19.791330	21.015991	6.19%	0	2007
	15.811219	19.791330	25.17%	0	2006
	14.379043	15.811219	9.96%	0	2005
	12.627350	14.379043	13.87%	0	2004
	10.000000	12.627350	26.27%	2,018	2003*

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	13.323065	8.221179	-38.29%	536	2008
	12.885158	13.323065	3.40%	536	2007
	12.469622	12.885158	3.33%	536	2006
	12.038057	12.469622	3.59%	536	2005
	11.695132	12.038057	2.93%	577	2004
	10.000000	11.695132	16.95%	0	2003*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	13.186042	7.410514	-43.80%	717,913	2008
	11.962577	13.186042	10.23%	347,332	2007
	11.164508	11.962577	7.15%	90,743	2006
	10.000000	11.164508	11.65%	35,652	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	12.321185	7.695464	-37.54%	178,421	2008
	12.204263	12.321185	0.96%	107,933	2007
	10.495418	12.204263	16.28%	72,348	2006
	10.000000	10.495418	4.95%	21,365	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.504971	10.429276	-0.72%	99,990	2008
	10.187943	10.504971	3.11%	128,039	2007
	9.993010	10.187943	1.95%	40,825	2006
	10.000000	9.993010	-0.07%	21,744	2005*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.957326	9.615416	-12.25%	666,241	2008
	10.627583	10.957326	3.10%	881,527	2007
	10.471001	10.627583	1.50%	302,950	2006
	10.279707	10.471001	1.86%	52,409	2005
	10.078970	10.279707	1.99%	0	2004
	10.000000	10.078970	0.79%	0	2003*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	16.805998	14.002597	-16.68%	7	2008
	16.120023	16.805998	4.26%	7	2007
	14.844367	16.120023	8.59%	7	2006
	13.507234	14.844367	9.90%	163	2005
	12.520883	13.507234	7.88%	163	2004
	10.000000	12.520883	25.21%	1,266	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	22.432933	13.617142	-39.30%	90,636	2008
	27.673479	22.432933	-18.94%	92,141	2007
	20.510331	27.673479	34.92%	73,767	2006
	17.924956	20.510331	14.42%	56,958	2005
	13.441870	17.924956	33.35%	15,093	2004
	10.000000	13.441870	34.42%	6,634	2003*

Additional Contract Options Elected (Total 2.05%)
(Variable account charges of 2.05% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	17.222236	8.112952	-52.89%	50,894	2008
	17.348097	17.222236	-0.73%	52,848	2007
	15.680851	17.348097	10.63%	138,875	2006
	15.183899	15.680851	3.27%	153,415	2005
	13.985760	15.183899	8.57%	134,891	2004
	10.000000	13.985760	39.86%	12,293	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	16.732514	9.402875	-43.80%	9,742	2008
	15.290591	16.732514	9.43%	11,501	2007
	14.718123	15.290591	3.89%	11,918	2006
	13.838157	14.718123	6.36%	21,033	2005
	13.286364	13.838157	4.15%	14,058	2004
	10.000000	13.286364	32.86%	106	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	20.688366	10.713485	-48.21%	15,789	2008
	19.108161	20.688366	8.27%	18,445	2007
	16.779275	19.108161	13.88%	35,310	2006
	15.676768	16.779275	7.03%	16,473	2005
	13.884724	15.676768	12.91%	8,823	2004
	10.000000	13.884724	38.85%	1,801	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	17.875638	10.383470	-41.91%	1,523	2008
	17.405833	17.875638	2.70%	5,325	2007
	15.189296	17.405833	14.59%	9,960	2006
	14.824901	15.189296	2.46%	13,122	2005
	13.608022	14.824901	8.94%	13,747	2004
	10.000000	13.608022	36.08%	9,152	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	19.931126	12.543189	-37.07%	1,380	2008
	20.044400	19.931126	-0.57%	1,954	2007
	17.918036	20.044400	11.87%	2,312	2006
	17.154343	17.918036	4.45%	2,312	2005
	14.707841	17.154343	16.63%	2,371	2004
	10.000000	14.707841	47.08%	1,163	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	16.865337	10.782118	-36.07%	4,238	2008
	17.295269	16.865337	-2.49%	5,022	2007
	15.114823	17.295269	14.43%	5,338	2006
	14.763325	15.114823	2.38%	6,662	2005
	13.388693	14.763325	10.27%	7,782	2004
	10.000000	13.388693	33.89%	4,781	2003*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II - Q/NQ	22.688883	12.244888	-46.03%	1,318	2008
	19.645991	22.688883	15.49%	2,017	2007
	16.077820	19.645991	22.19%	2,017	2006
	14.511378	16.077820	10.79%	2,017	2005
	12.907885	14.551378	12.42%	2,017	2004
	10.000000	12.907885	29.08%	944	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV - Q/NQ	17.513966	9.443183	-46.08%	539	2008
	15.167411	17.513966	15.47%	4,596	2007
	12.400583	15.167411	22.31%	4,102	2006
	11.205590	12.400583	10.66%	4,102	2005
	10.000000	11.205590	12.06%	3,904	2004*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	12.551742	9.280914	-26.06%	4,650	2008
	13.134493	12.551742	-4.44%	3,882	2007
	11.152811	13.134493	17.77%	4,089	2006
	10.000000	11.152811	11.53%	3,329	2005*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II - Q/NQ	15.708588	8.978036	-42.85%	14,421	2008
	13.272747	15.708588	18.35%	16,194	2007
	14.025081	13.272747	-5.36%	21,843	2006
	14.040497	14.025081	-0.11%	27,579	2005
	12.961691	14.040497	8.32%	14,115	2004
	10.000000	12.961691	29.62%	2,696	2003*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	16.702930	11.974908	-28.31%	64,075	2008
	18.010698	16.702930	-7.26%	70,754	2007
	15.520786	18.010698	16.04%	84,367	2006
	15.111116	15.520786	2.71%	70,307	2005
	13.512065	15.111116	11.83%	43,656	2004
	10.000000	13.512065	35.12%	3,357	2003*

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class II - Q/NQ	16.468429	8.272505	-49.77%	6,954	2008
	12.050982	16.468429	36.66%	7,319	2007
	11.299669	12.050982	6.65%	2,289	2006
	10.000000	11.299669	13.00%	388	2005*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	11.381929	10.971485	-3.61%	39,128	2008
	10.613767	11.381929	7.24%	44,702	2007
	10.665985	10.613767	-0.49%	58,384	2006
	10.721060	10.665985	-0.51%	67,924	2005
	10.344356	10.721060	3.64%	51,865	2004
	10.000000	10.344356	3.44%	3,942	2003*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	19.804932	13.401442	-32.33%	1,375	2008
	20.355099	19.804932	-2.70%	750	2007
	18.162532	20.355099	12.07%	3,493	2006
	17.290778	18.162532	5.04%	4,573	2005
	14.482926	17.290778	19.39%	4,773	2004
	10.000000	14.482926	44.83%	406	2003*

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	16.975537	10.421639	-38.61%	58,248	2008
	16.508747	16.975537	2.83%	62,592	2007
	14.628794	16.508747	12.85%	77,910	2006
	14.300041	14.628794	2.30%	74,418	2005
	13.229679	14.300041	8.09%	42,174	2004
	10.000000	13.229679	32.30%	5,342	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	15.717602	10.819266	-31.16%	7,384	2008
	15.019248	15.717602	4.65%	8,367	2007
	13.194185	15.019248	13.83%	13,352	2006
	12.936823	13.194185	1.99%	17,734	2005
	12.603055	12.936823	2.65%	9,249	2004
	10.000000	12.603055	26.03%	1,009	2003*

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares - Q/NQ	13.585320	8.280264	-39.05%	718	2008
	15.634927	13.585320	-13.11%	2,144	2007
	15.418441	15.634927	1.40%	2,249	2006
	14.911623	15.418441	3.40%	2,076	2005
	13.709405	14.911623	8.77%	2,038	2004
	10.000000	13.709405	37.09%	1,334	2003*

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	14.684684	9.498472	-35.32%	948	2008
	16.634357	14.684684	-11.72%	948	2007
	14.578305	16.634357	14.10%	948	2006
	14.204124	14.578305	2.63%	11,900	2005
	13.243124	14.204124	7.26%	11,900	2004
	10.000000	13.243124	32.43%	948	2003*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	16.410037	11.304681	-31.11%	4,115	2008
	15.281941	16.410037	7.38%	3,958	2007
	13.474333	15.281941	13.42%	6,085	2006
	13.526220	13.474333	-0.38%	6,260	2005
	12.892635	13.526220	4.91%	6,331	2004
	10.000000	12.892635	28.93%	4,202	2003*

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	9.893006	9.606493	-2.90%	461	2008
	10.253497	9.893006	-3.52%	0	2007
	10.000000	10.253497	2.53%	0	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	10.698526	9.687723	-9.45%	32,765	2008
	10.389604	10.698526	2.97%	43,674	2007
	10.206382	10.389604	1.80%	49,621	2006
	10.317582	10.206382	-1.08%	57,440	2005
	10.195062	10.317582	1.20%	37,699	2004
	10.000000	10.195062	1.95%	18,732	2003*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	21.497644	12.066969	-43.87%	161,307	2008
	18.712188	21.497644	14.89%	197,355	2007
	17.142949	18.712188	9.15%	329,255	2006
	15.003027	17.142949	14.26%	332,764	2005
	13.300678	15.003027	12.80%	228,923	2004
	10.000000	13.300678	33.01%	7,275	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	21.720703	9.699975	-55.34%	3,522	2008
	15.227511	21.720703	42.64%	8,318	2007
	13.330408	15.227511	14.23%	6,295	2006
	10.000000	13.330408	33.30%	8,128	2005*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	17.907811	10.030605	-43.99%	104,379	2008
	18.054937	17.907811	-0.81%	128,336	2007
	15.368821	18.054937	17.48%	153,506	2006
	14.861653	15.368821	3.41%	173,228	2005
	13.640353	14.861653	8.95%	109,701	2004
	10.000000	13.640353	36.40%	7,739	2003*

Fidelity Variable Insurance Products Fund - VIP Freedom 2010 Portfolio: Service Class 2 - Q/NQ	12.137905	8.896602	-26.70%	3,171	2008
	11.430576	12.137905	6.19%	3,171	2007
	10.648948	11.430576	7.34%	3,171	2006
	10.000000	10.648948	6.49%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Freedom 2020 Portfolio: Service Class 2 - Q/NQ	12.909459	8.496988	-34.18%	6,061	2008
	11.986381	12.909459	7.70%	6,100	2007
	10.954327	11.986381	9.42%	0	2006
	10.000000	10.954327	9.54%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Freedom 2030 Portfolio: Service Class 2 - Q/NQ	13.431918	8.134146	-39.44%	10,336	2008
	12.346527	13.431918	8.79%	10,336	2007
	11.161593	12.346527	10.62%	10,336	2006
	10.000000	11.161593	11.62%	10,336	2005*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	18.630533	9.614980	-48.39%	65,537	2008
	15.018540	18.630533	24.05%	86,034	2007
	14.386490	15.018540	4.39%	208,951	2006
	13.920691	14.386490	3.35%	233,705	2005
	13.781718	13.920691	1.01%	199,338	2004
	10.000000	13.781718	37.82%	3,944	2003*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	10.860076	10.269217	-5.44%	58,229	2008
	10.653482	10.860076	1.94%	74,202	2007
	10.443820	10.653482	2.01%	61,526	2006
	10.463537	10.443820	-0.19%	54,333	2005
	10.252933	10.463537	2.05%	42,032	2004
	10.000000	10.252933	2.53%	8,782	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	25.046511	14.815738	-40.85%	116,795	2008
	22.172632	25.046511	12.96%	150,685	2007
	20.137717	22.172632	10.10%	318,260	2006
	17.419498	20.137717	15.60%	324,979	2005
	14.266319	17.419498	22.10%	247,644	2004
	10.000000	14.266319	42.66%	11,296	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	25.143740	13.801097	-45.11%	533	2008
	21.932626	25.143740	14.64%	703	2007
	19.011494	21.932626	15.37%	703	2006
	16.339193	19.011494	16.36%	1,152	2005
	14.721125	16.339193	10.99%	1,313	2004
	10.000000	14.721125	47.21%	610	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	16.899403	9.278251	-45.10%	893	2008
	14.740282	16.899403	14.65%	1,581	2007
	12.772696	14.740282	15.40%	741	2006
	10.981123	12.772696	16.32%	2,866	2005
	10.000000	10.981123	9.81%	1,096	2004

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	21.738230	10.371849	-52.29%	19,403	2008
	21.050300	21.738230	3.27%	20,972	2007
	18.524206	21.050300	13.64%	24,074	2006
	18.462717	18.524206	0.33%	28,363	2005
	16.557596	18.462717	11.51%	38,723	2004
	10.000000	16.557596	65.58%	9,472	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	11.242463	7.746080	-31.10%	7,903	2008
	11.063397	11.242463	1.62%	10,666	2007
	10.000000	11.063397	10.63%	2,367	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	15.793448	11.277073	-28.60%	124,793	2008
	16.571233	15.793448	-4.69%	157,482	2007
	14.443825	16.571233	14.73%	301,168	2006
	14.256750	14.443825	1.31%	321,207	2005
	13.112843	14.256750	8.72%	247,179	2004
	10.000000	13.112843	31.13%	8,639	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	20.277923	13.303765	-34.39%	4,584	2008
	21.209528	20.277923	-4.39%	6,408	2007
	18.509091	21.209528	14.59%	6,167	2006
	17.372271	18.509091	6.54%	8,764	2005
	14.332287	17.372271	21.21%	8,685	2004
	10.000000	14.332287	43.32%	3,279	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	10.000000	6.564641	-34.35%	0	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	19.986509	9.264846	-53.64%	104	2008
	15.856537	19.986509	26.05%	3,858	2007
	12.629924	15.856537	25.55%	263	2006
	10.000000	12.629924	26.30%	1,321	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	23.083871	13.480387	-41.60%	3,803	2008
	20.414100	23.083871	13.08%	3,803	2007
	17.160035	20.414100	18.96%	4,622	2006
	15.901138	17.160035	7.92%	4,658	2005
	13.696109	15.901138	16.10%	4,740	2004
	10.000000	13.696109	36.96%	3,501	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	16.641751	9.716040	-41.62%	16,308	2008
	14.718460	16.641751	13.07%	12,982	2007
	12.370668	14.718460	18.98%	12,076	2006
	11.466910	12.370668	7.88%	4,643	2005
	10.000000	11.466910	14.67%	4,251	2004*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	11.715354	12.187430	4.03%	5,013	2008
	10.773268	11.715354	8.74%	8,544	2007
	9.746350	10.773268	10.54%	8,803	2006
	10.000000	9.746350	-2.54%	5,578	2005*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	14.995676	12.329177	-17.78%	20,854	2008
	13.883000	14.995676	8.01%	20,272	2007
	12.835888	13.883000	8.16%	20,272	2006
	12.171323	12.835888	5.46%	9,539	2005
	11.474432	12.171323	6.07%	9,539	2004
	10.000000	11.474432	14.74%	1,644	2003*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	22.604261	12.329659	-45.45%	12,722	2008
	16.891524	22.604261	33.82%	12,796	2007
	15.803415	16.891524	6.89%	5,656	2006
	14.333356	15.803415	10.26%	10,886	2005
	12.404395	14.333356	15.55%	6,794	2004
	10.000000	12.404395	24.04%	9,357	2003*

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	17.106452	10.682787	-37.55%	11,556	2008
	16.457204	17.106452	3.95%	12,439	2007
	15.167281	16.457204	8.50%	633	2006
	13.960361	15.167281	8.65%	1,176	2005
	12.133402	13.960361	15.06%	1,267	2004
	10.000000	12.133402	21.33%	0	2003*

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	26.433554	12.372862	-53.19%	1,826	2008
	21.073540	26.433554	25.43%	1,991	2007
	14.665093	21.073540	43.70%	44,136	2006
	11.340105	14.665093	29.32%	2,983	2005
	10.000000	11.340105	13.40%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	38.773429	18.141624	-53.21%	0	2008
	30.924379	38.773429	25.38%	0	2007
	21.530106	30.924379	43.63%	0	2006
	16.658394	21.530106	29.24%	0	2005
	14.329271	16.658394	16.25%	0	2004
	10.000000	14.329271	43.29%	0	2003*

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	15.647124	9.658288	-38.27%	29,265	2008
	14.389907	15.647124	8.74%	36,302	2007
	13.690268	14.389907	5.11%	38,606	2006
	13.409185	13.690268	2.10%	52,003	2005
	12.561188	13.409185	6.75%	26,561	2004
	10.000000	12.561188	25.61%	9,275	2003*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	19.038918	12.542134	-34.12%	17,534	2008
	18.067550	19.038918	5.38%	18,299	2007
	15.305948	18.067550	18.04%	19,026	2006
	14.676237	15.305948	4.29%	14,872	2005
	13.048782	14.676237	12.47%	7,706	2004
	10.000000	13.048782	30.49%	125	2003*

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	14.168204	7.432955	-47.54%	0	2008
	14.016019	14.168204	1.09%	14,434	2007
	11.590165	14.016019	20.93%	4,362	2006
	10.000000	11.590165	15.90%	62	2005*

Neuberger Berman Advisers Management Trust - AMT Mid Cap Growth Portfolio: S Class - Q/NQ	21.189568	11.723302	-44.67%	3,518	2008
	17.705101	21.189568	19.68%	5,824	2007
	15.789820	17.705101	12.13%	6,884	2006
	14.211453	15.789820	11.11%	11,606	2005
	12.503945	14.211453	13.66%	7,915	2004
	10.000000	12.503945	25.04%	8,255	2003*

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	12.616208	6.679228	-47.06%	7,180	2008
	12.500086	12.616208	0.93%	7,180	2007
	11.503106	12.500086	8.67%	6,654	2006
	10.000000	11.503106	15.03%	3,313	2005*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	10.287811	8.723651	-15.20%	584,874	2008
	10.025895	10.287811	2.61%	587,916	2007
	9.822401	10.025895	2.07%	62,079	2006
	9.884739	9.822401	-0.63%	56,687	2005
	10.013601	9.884739	-1.29%	65,784	2004
	10.000000	10.013601	0.14%	12,523	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	15.125283	8.966769	-40.72%	59	2008
	15.364529	15.125283	-1.56%	417	2007
	14.902574	15.364529	3.10%	2,592	2006
	14.785157	14.902574	0.79%	129	2005
	13.492076	14.785157	9.58%	0	2004
	10.000000	13.492076	34.92%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	16.639823	9.869584	-40.69%	20,983	2008
	15.787973	16.639823	5.40%	42,833	2007
	14.175083	15.787973	11.38%	31,036	2006
	13.542257	14.175083	4.67%	19,371	2005
	12.204855	13.542257	10.96%	10,431	2004
	10.000000	12.204855	22.05%	0	2003*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.824700	7.445547	-31.22%	22,089	2008
	10.412999	10.824700	3.95%	15,814	2007
	10.000000	10.412999	4.13%	8,801	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.484532	9.255754	-11.72%	2,615	2008
	10.395160	10.484532	0.86%	4,631	2007
	10.000000	10.395160	3.95%	3,767	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	11.978384	7.199342	-39.90%	1,037	2008
	10.694225	11.978384	12.01%	752	2007
	10.000000	10.694225	6.94%	5,109	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	11.203628	6.121705	-45.36%	23,484	2008
	10.223017	11.203628	9.59%	20,682	2007
	10.000000	10.223017	2.23%	351	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	9.756266	5.918499	-39.34%	0	2008
	10.000000	9.756266	-2.44%	0	2007*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	14.051996	9.911311	-29.47%	1,078	2008
	13.911607	14.051996	1.01%	1,887	2007
	12.840388	13.911607	8.34%	5,639	2006
	12.803603	12.840388	0.29%	5,802	2005
	11.872754	12.803603	7.84%	8,388	2004
	10.000000	11.872754	18.73%	3,802	2003*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.381340	8.015516	-29.57%	131	2008
	11.263973	11.381340	1.04%	132	2007
	10.397061	11.263973	8.34%	357	2006
	10.000000	10.397061	3.97%	2,371	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Gartmore NVIT Emerging Markets Fund: Class II - Q/NQ	48.242573	19.878478	-58.79%	1,906	2008
	33.925580	48.242573	42.20%	2,239	2007
	25.406901	33.925580	33.53%	2,239	2006
	19.599967	25.406901	29.63%	3,333	2005
	16.614545	19.599967	17.97%	6,131	2004
	10.000000	16.614545	66.15%	4,815	2003*

NVIT Gartmore NVIT Emerging Markets Fund: Class VI - Q/NQ	28.924923	11.937394	-58.73%	1,065	2008
	20.304691	28.924923	42.45%	6,444	2007
	15.179352	20.304691	33.77%	7,684	2006
	11.696090	15.179352	29.78%	9,044	2005
	10.000000	11.696090	16.96%	9,977	2004*

NVIT Gartmore NVIT Global Utilities Fund: Class II - Q/NQ	25.848596	16.920726	-34.54%	0	2008
	21.982607	25.848596	17.59%	0	2007
	16.341213	21.982607	34.52%	0	2006
	15.710171	16.341213	4.02%	0	2005
	12.379670	15.710171	26.90%	0	2004
	10.000000	12.379670	23.80%	0	2003*

NVIT Gartmore NVIT International Equity Fund: Class VI - Q/NQ	10.000000	5.432161	-45.68%	1,471	2008*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ	10.000000	5.083276	-49.17%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	10.000000	6.091458	-39.09%	30,460	2008*

NVIT NVIT Cardinal SM Aggressive Fund: Class II - Q/NQ	10.000000	6.324797	-36.75%	911	2008*

NVIT NVIT Cardinal SM Balanced Fund: Class II - Q/NQ	10.000000	7.879262	-21.21%	5,612	2008*

NVIT NVIT Cardinal SM Capital Appreciation Fund: Class II - Q/NQ	10.000000	7.160724	-28.39%	6,995	2008*

NVIT NVIT Cardinal SM Conservative Fund: Class II - Q/NQ	10.000000	9.023775	-9.76%	7,477	2008*

NVIT NVIT Cardinal SM Moderate Fund: Class II - Q/NQ	10.000000	7.516739	-24.83%	5,847	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinal SM Moderately Aggressive Fund: Class II - Q/NQ	10.000000	6.799494	-32.01%	23,286	2008*

NVIT NVIT Cardinal SM Moderately Conservative Fund: Class II - Q/NQ	10.000000	8.257336	-17.43%	12,246	2008*

NVIT NVIT Core Bond Fund: Class II - Q/NQ	10.000000	9.787083	-2.13%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	10.000000	9.792877	-2.07%	708	2008*

NVIT NVIT Global Financial Services Fund: Class II - Q/NQ	20.673697	10.865149	-47.44%	0	2008
	21.410903	20.673697	-3.44%	0	2007
	18.201963	21.410903	17.63%	0	2006
	16.772628	18.201963	8.52%	0	2005
	14.179440	16.772628	18.29%	0	2004
	10.000000	14.179440	41.79%	0	2003*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	10.887396	11.487475	5.51%	60,721	2008
	10.373859	10.887396	4.95%	104,496	2007
	10.247946	10.373859	1.23%	83,491	2006
	10.131190	10.247946	1.15%	105,527	2005
	10.016466	10.131190	1.15%	70,708	2004
	10.000000	10.016466	0.16%	28,139	2003*

NVIT NVIT Health Sciences Fund: Class II - Q/NQ	17.077093	12.478117	-26.93%	619	2008
	15.440764	17.077093	10.60%	1,289	2007
	15.388553	15.440764	0.34%	1,289	2006
	14.520792	15.388553	5.98%	1,289	2005
	13.782051	14.520792	5.36%	1,289	2004
	10.000000	13.782051	37.82%	669	2003*

NVIT NVIT Health Sciences Fund: Class VI - Q/NQ	11.544255	8.430303	-26.97%	53	2008
	10.433256	11.544255	10.65%	1,580	2007
	10.399656	10.433256	0.32%	1,551	2006
	9.808944	10.399656	6.02%	4,333	2005
	10.000000	9.808944	-1.91%	1,157	2004*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	11.584740	6.457403	-44.26%	0	2008
	10.813290	11.584740	7.13%	0	2007
	10.000000	10.813290	8.13%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.906822	10.960275	-7.95%	47,337	2008
	11.536569	11.906822	3.21%	84,484	2007
	11.093530	11.536569	3.99%	80,846	2006
	10.962542	11.093530	1.19%	99,147	2005
	10.694430	10.962542	2.51%	96,096	2004
	10.000000	10.694430	6.94%	39,775	2003*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	13.494008	11.228823	-16.79%	210,364	2008
	13.015336	13.494008	3.68%	226,815	2007
	12.254779	13.015336	6.21%	248,425	2006
	11.973403	12.254779	2.35%	316,806	2005
	11.407324	11.973403	4.96%	259,768	2004
	10.000000	11.407324	14.07%	32,350	2003*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	15.209225	11.441639	-24.77%	1,441,754	2008
	14.697465	15.209225	3.48%	1,598,018	2007
	13.474435	14.697465	9.08%	1,774,048	2006
	13.057801	13.474435	3.19%	1,910,110	2005
	12.170466	13.057801	7.29%	1,347,937	2004
	10.000000	12.170466	21.70%	244,361	2003*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	17.466945	11.737844	-32.80%	1,600,679	2008
	16.801179	17.466945	3.96%	1,707,184	2007
	14.974431	16.801179	12.20%	1,792,646	2006
	14.277204	14.974431	4.88%	1,911,997	2005
	13.003440	14.277204	9.80%	1,072,342	2004
	10.000000	13.003440	30.03%	22,738	2003*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	19.178354	11.863639	-38.14%	1,100,266	2008
	18.480800	19.178354	3.77%	1,177,389	2007
	16.143361	18.480800	14.48%	1,253,758	2006
	15.269138	16.143361	5.73%	1,273,839	2005
	13.671080	15.269138	11.69%	838,741	2004
	10.000000	13.671080	36.71%	24,233	2003*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	20.125702	12.524529	-37.77%	25,669	2008
	19.104962	20.125702	5.34%	30,377	2007
	17.748516	19.104962	7.64%	37,795	2006
	16.163229	17.748516	9.81%	49,293	2005
	14.258318	16.163229	13.36%	18,124	2004
	10.000000	14.258318	42.58%	3,064	2003*

NVIT NVIT Money Market Fund: Class I - Q/NQ	10.296468	10.292513	-0.04%	274,530	2008
	10.032335	10.296468	2.63%	254,636	2007
	9.797849	10.032335	2.39%	115,645	2006
	9.742408	9.797849	0.57%	182,900	2005
	9.866252	9.742408	-1.26%	97,221	2004
	10.000000	9.866252	-1.34%	44,496	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ	10.000000	6.040119	-39.60%	22,915	2008*

NVIT NVIT Multi-Manager International Value Fund: Class II - Q/NQ	21.283193	11.156906	-47.58%	1,422	2008
	21.158085	21.283193	0.59%	1,422	2007
	17.646394	21.158085	19.90%	1,422	2006
	16.115262	17.646394	9.50%	1,422	2005
	13.710396	16.115262	17.54%	1,422	2004
	10.000000	13.710396	37.10%	883	2003*

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	15.096355	7.917718	-47.55%	23,650	2008
	15.009110	15.096355	0.58%	27,816	2007
	12.517575	15.009110	19.90%	23,342	2006
	11.429957	12.517575	9.52%	20,022	2005
	10.000000	11.429957	14.30%	19,706	2004*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	10.000000	6.273070	-37.27%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	10.000000	6.261242	-37.39%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	10.000000	6.183862	-38.16%	9,497	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	10.000000	6.664890	-33.35%	16,807	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ	17.327684	9.073640	-47.64%	1,500	2008
	16.157321	17.327684	7.24%	3,105	2007
	16.016489	16.157321	0.88%	4,929	2006
	15.176647	16.016489	5.53%	5,660	2005
	13.691297	15.176647	10.85%	5,756	2004
	10.000000	13.691297	36.91%	7,735	2003*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	20.022505	13.276762	-33.69%	0	2008
	22.037087	20.022505	-9.14%	2,117	2007
	19.212316	22.037087	14.70%	2,217	2006
	19.082471	19.212316	0.68%	3,755	2005
	16.651575	19.082471	14.60%	11,769	2004
	10.000000	16.651575	66.52%	2,679	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Company Fund: Class II - Q/NQ	20.354304	12.289743	-39.62%	3,415	2008
	20.396289	20.354304	-0.21%	10,209	2007
	18.632321	20.396289	9.47%	12,813	2006
	16.982135	18.632321	9.72%	12,499	2005
	14.595763	16.982135	16.35%	11,699	2004
	10.000000	14.595763	45.96%	139	2003*

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	11.946313	9.678036	-18.99%	4,349	2008
	11.658490	11.946313	2.47%	228	2007
	11.352549	11.658490	2.69%	953	2006
	11.342216	11.352549	0.09%	16,910	2005
	10.869371	11.342216	4.35%	20,279	2004
	10.000000	10.869371	8.69%	3,859	2003*

NVIT NVIT Nationwide Fund: Class II - Q/NQ	17.266434	9.874518	-42.81%	23,795	2008
	16.339996	17.266434	5.67%	23,121	2007
	14.709754	16.339996	11.08%	13,878	2006
	14.029076	14.709754	4.85%	14,203	2005
	13.076000	14.029076	7.29%	7,592	2004
	10.000000	13.076000	30.76%	0	2003*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.000000	9.806953	-1.93%	97,885	2008*

NVIT NVIT Technology and Communications Fund: Class II - Q/NQ	19.209519	9.635398	-49.84%	242	2008
	16.344742	19.209519	17.53%	242	2007
	15.076196	16.344742	8.41%	242	2006
	15.511083	15.076196	-2.80%	242	2005
	15.221842	15.511083	1.90%	2,724	2004
	10.000000	15.221842	52.22%	1,736	2003*

NVIT NVIT Technology and Communications Fund: Class VI - Q/NQ	13.445093	6.741367	-49.86%	0	2008
	11.448908	13.445093	17.44%	4,696	2007
	10.510879	11.448908	8.92%	292	2006
	10.814081	10.510879	-2.80%	289	2005
	10.000000	10.814081	8.14%	8,905	2004*

NVIT NVIT U.S. Growth Leaders Fund: Class II - Q/NQ	20.821076	11.936198	-42.67%	19,424	2008
	17.408887	20.821076	19.60%	19,814	2007
	17.862538	17.408887	-2.54%	18,801	2006
	16.325331	17.862538	9.42%	10,902	2005
	14.868058	16.325331	9.80%	4,056	2004
	10.000000	14.868058	48.68%	2,616	2003*

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	17.104463	10.517723	-38.51%	23,944	2008
	17.931895	17.104463	-4.61%	36,123	2007
	15.841252	17.931895	13.20%	33,820	2006
	15.557110	15.841252	1.83%	33,668	2005
	13.564975	15.557110	14.69%	18,169	2004
	10.000000	13.564975	35.65%	2,351	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Van Kampen NVIT Real Estate Fund: Class II - Q/NQ	10.000000	5.555654	-44.44%	1,588	2008*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	17.143028	9.123798	-46.78%	61,170	2008
	15.373179	17.143028	11.51%	98,313	2007
	14.574517	15.373179	5.48%	107,491	2006
	14.188733	14.574517	2.72%	127,746	2005
	13.586785	14.188733	4.43%	74,256	2004
	10.000000	13.586785	35.87%	6,623	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	15.325079	8.954115	-41.57%	1,920	2008
	14.753720	15.325079	3.87%	4,129	2007
	12.829390	14.753720	15.00%	3,871	2006
	11.483888	12.829390	11.72%	4,626	2005
	10.000000	11.483888	14.84%	4,105	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	23.409317	13.681218	-41.56%	729	2008
	22.531760	23.409317	3.89%	2,594	2007
	19.598892	22.531760	14.96%	3,019	2006
	17.541465	19.598892	11.73%	3,155	2005
	15.064518	17.541465	16.44%	3,267	2004
	10.000000	15.064518	50.65%	4,917	2003*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	9.516191	1.991722	-79.07%	0	2008
	10.000000	9.516191	-4.84%	0	2007*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	13.367797	2.805355	-79.01%	0	2008
	13.713423	13.367797	-2.52%	1,154	2007
	12.817079	13.713423	6.99%	1,154	2006
	12.827384	12.817079	-0.08%	1,154	2005
	12.044132	12.827384	6.50%	2,806	2004
	10.000000	12.044132	20.44%	5,538	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	16.569401	9.960457	-39.89%	45,850	2008
	16.243720	16.569401	2.00%	50,536	2007
	14.450104	16.243720	12.41%	46,549	2006
	13.950757	14.450104	3.58%	40,393	2005
	13.049268	13.950757	6.91%	33,099	2004
	10.000000	13.049268	30.49%	10,473	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ	20.466250	12.427622	-39.28%	4,508	2008
	21.192011	20.466250	-3.42%	3,807	2007
	18.868546	21.192011	12.31%	1,341	2006
	17.556599	18.868546	7.47%	1,456	2005
	15.039396	17.556599	16.74%	1,307	2004
	10.000000	15.039396	50.39%	1,568	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB - Q/NQ	14.364366	8.624901	-39.96%	15,047	2008
	15.609361	14.364366	-7.98%	16,251	2007
	13.747700	15.609361	13.54%	17,651	2006
	13.337274	13.747700	3.08%	22,493	2005
	12.254650	13.337274	8.83%	14,909	2004
	10.000000	12.254650	22.55%	0	2003*

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	20.966032	11.509787	-45.10%	0	2008
	19.754407	20.966032	6.13%	0	2007
	15.789756	19.754407	25.11%	0	2006
	14.366828	15.789756	9.90%	0	2005
	12.623059	14.366828	13.81%	0	2004
	10.000000	12.623059	26.23%	0	2003*

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	13.291398	8.197435	-38.33%	10,772	2008
	12.861125	13.291398	3.35%	11,372	2007
	12.452706	12.861125	3.28%	12,366	2006
	12.027836	12.452706	3.53%	23,097	2005
	11.691158	12.027836	2.88%	15,554	2004
	10.000000	11.691158	16.91%	431	2003*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	13.168108	7.396643	-43.83%	15,221	2008
	11.952445	13.168108	10.17%	10,103	2007
	11.160740	11.952445	7.09%	5,968	2006
	10.000000	11.160740	11.61%	2,788	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	12.304436	7.681065	-37.57%	1,032	2008
	12.193930	12.304436	0.91%	756	2007
	10.491870	12.193930	16.22%	1,869	2006
	10.000000	10.491870	4.92%	313	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.490687	10.409781	-0.77%	514,772	2008
	10.179315	10.490687	3.06%	513,530	2007
	9.989630	10.179315	1.90%	5,836	2006
	10.000000	9.989630	-0.10%	200	2005*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.931263	9.587654	-12.29%	24,673	2008
	10.607728	10.931263	3.05%	29,157	2007
	10.456755	10.607728	1.44%	14,164	2006
	10.270946	10.456755	1.81%	9,549	2005
	10.075530	10.270946	1.94%	7,355	2004
	10.000000	10.075530	0.76%	547	2003*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	16.763181	13.959791	-16.72%	1,477	2008
	16.087202	16.763181	4.20%	1,477	2007
	14.821686	16.087202	8.54%	1,477	2006
	13.493469	14.821686	9.84%	3,587	2005
	12.514501	13.493469	7.82%	3,588	2004
	10.000000	12.514501	25.15%	5,981	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	22.375822	13.575506	-39.33%	7,474	2008
	27.617212	22.375822	-18.98%	8,419	2007
	20.479033	27.617212	34.86%	21,458	2006
	17.906714	20.479033	14.37%	19,064	2005
	13.435027	17.906714	33.28%	36,682	2004
	10.000000	13.435027	34.35%	11,542	2003*

Additional Contract Options Elected (Total 2.10%)
(Variable account charges of 2.10% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	17.179432	8.088636	-52.92%	11,374	2008
	17.313857	17.179432	-0.78%	20,419	2007
	15.657871	17.313857	10.58%	19,068	2006
	15.169376	15.657871	3.22%	25,643	2005
	13.979518	15.169376	8.51%	14,936	2004
	10.000000	13.979518	39.80%	11,491	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	16.690911	9.374696	-43.83%	3,427	2008
	15.260405	16.690911	9.37%	4,415	2007
	14.696550	15.260405	3.84%	4,373	2006
	13.824911	14.696550	6.30%	4,824	2005
	13.280420	13.824911	4.10%	166,053	2004
	10.000000	13.280420	32.80%	1,898	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	20.636944	10.681376	-48.24%	25,393	2008
	19.070446	20.636944	8.21%	24,935	2007
	16.754692	19.070446	13.82%	4,161	2006
	15.661763	16.754692	6.98%	3,578	2005
	13.878517	15.661763	12.85%	3,752	2004
	10.000000	13.878517	38.79%	1,380	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	17.831215	10.352356	-41.94%	5,754	2008
	17.371482	17.831215	2.65%	6,301	2007
	15.167034	17.371482	14.53%	6,959	2006
	14.810710	15.167034	2.41%	9,597	2005
	13.601946	14.810710	8.89%	9,044	2004
	10.000000	13.601946	36.02%	35,484	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	19.881577	12.505596	-37.10%	6,975	2008
	20.004835	19.881577	-0.62%	2,122	2007
	17.891791	20.004835	11.81%	2,098	2006
	17.137935	17.891791	4.40%	2,058	2005
	14.701271	17.137935	16.57%	2,037	2004
	10.000000	14.701271	47.01%	1,844	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	16.823427	10.749808	-36.10%	27,298	2008
	17.261152	16.823427	-2.54%	29,140	2007
	15.092690	17.261152	14.37%	30,984	2006
	14.749211	15.092690	2.33%	32,539	2005
	13.382710	14.749211	10.21%	34,647	2004
	10.000000	13.382710	33.83%	30,168	2003*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II - Q/NQ	22.632481	12.208192	-46.06%	1,920	2008
	19.607227	22.632481	15.43%	1,920	2007
	16.054265	19.607227	22.13%	1,920	2006
	14.497488	16.054265	10.74%	1,920	2005
	12.902120	14.497488	12.37%	1,920	2004
	10.000000	12.902120	29.02%	3,982	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV - Q/NQ	17.481280	9.420729	-46.11%	4,886	2008
	15.146877	17.481280	15.41%	5,255	2007
	12.390106	15.146877	22.25%	2,365	2006
	11.201820	12.390106	10.61%	3,649	2005
	10.000000	11.201820	12.02%	5,157	2004*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	12.534662	9.263543	-26.10%	79,028	2008
	13.123367	12.534662	-4.49%	56,437	2007
	11.149040	13.123367	17.71%	10,940	2006
	10.000000	11.149040	11.49%	4,239	2005*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II - Q/NQ	15.669558	8.951142	-42.88%	14,767	2008
	13.246557	15.669558	18.29%	15,389	2007
	14.004540	13.246557	-5.41%	12,633	2006
	14.027081	14.004540	-0.16%	14,595	2005
	12.955910	14.027081	8.27%	8,824	2004
	10.000000	12.955910	29.56%	7,323	2003*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	16.661398	11.939034	-28.34%	42,100	2008
	17.975152	16.661398	-7.31%	33,600	2007
	15.498037	17.975152	15.98%	41,307	2006
	15.096644	15.498037	2.66%	35,229	2005
	13.506024	15.096644	11.78%	25,562	2004
	10.000000	13.506024	35.06%	7,965	2003*

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class II - Q/NQ	16.446059	8.257038	-49.79%	6,075	2008
	12.040781	16.446059	36.59%	125,889	2007
	11.295864	12.040781	6.59%	1,548	2006
	10.000000	11.295864	12.96%	358	2005*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	11.352913	10.937930	-3.66%	224,931	2008
	10.592145	11.352913	7.18%	183,437	2007
	10.649676	10.592145	-0.54%	113,156	2006
	10.710117	10.649676	-0.56%	110,535	2005
	10.339077	10.710117	3.59%	68,255	2004
	10.000000	10.339077	3.39%	50,224	2003*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	19.755702	13.361291	-32.37%	12,884	2008
	20.314945	19.755702	-2.75%	6,479	2007
	18.135933	20.314945	12.01%	6,856	2006
	17.274245	18.135933	4.99%	8,108	2005
	14.476466	17.274245	19.33%	4,988	2004
	10.000000	14.476466	44.76%	3,349	2003*

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	16.933338	10.390411	-38.64%	42,055	2008
	16.476163	16.933338	2.77%	38,865	2007
	14.607347	16.476163	12.79%	57,505	2006
	14.286350	14.607347	2.25%	29,025	2005
	13.223766	14.286350	8.04%	9,709	2004
	10.000000	13.223766	32.24%	5,891	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	15.678515	10.786840	-31.20%	13,075	2008
	14.989587	15.678515	4.60%	14,079	2007
	13.174846	14.989587	13.77%	12,495	2006
	12.924440	13.174846	1.94%	12,700	2005
	12.597418	12.924440	2.60%	7,240	2004
	10.000000	12.597418	25.97%	1,796	2003*

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares - Q/NQ	13.551525	8.255436	-39.08%	479	2008
	15.604053	13.551525	-13.15%	341	2007
	15.395830	15.604053	1.35%	546	2006
	14.897335	15.395830	3.35%	689	2005
	13.703275	14.897335	8.71%	2,112	2004
	10.000000	13.703275	37.03%	0	2003*

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	14.648184	9.470011	-35.35%	422	2008
	16.601546	14.648184	-11.77%	478	2007
	14.556952	16.601546	14.05%	580	2006
	14.190535	14.556952	2.58%	573	2005
	13.237204	14.190535	7.20%	564	2004
	10.000000	13.237204	32.37%	228	2003*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	16.369247	11.270806	-31.15%	1,097	2008
	15.251778	16.369247	7.33%	2,128	2007
	13.454576	15.251778	13.36%	1,722	2006
	13.513275	13.454576	-0.43%	1,745	2005
	12.886877	13.513275	4.86%	1,085	2004
	10.000000	12.886877	28.87%	1,105	2003*

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	9.884582	9.593416	-2.95%	1,086	2008
	10.250027	9.884582	-3.57%	0	2007
	10.000000	10.250027	2.50%	0	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	10.671951	9.658725	-9.49%	41,036	2008
	10.369103	10.671951	2.92%	40,298	2007
	10.191431	10.369103	1.74%	23,922	2006
	10.307707	10.191431	-1.13%	22,024	2005
	10.190502	10.307707	1.15%	24,856	2004
	10.000000	10.190502	1.91%	10,467	2003*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	21.444230	12.030812	-43.90%	148,577	2008
	18.675265	21.444230	14.83%	184,937	2007
	17.117834	18.675265	9.10%	285,865	2006
	14.988674	17.117834	14.21%	261,893	2005
	13.294731	14.988674	12.74%	268,434	2004
	10.000000	13.294731	32.95%	26,056	2003*

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	21.691185	9.681824	-55.37%	358,095	2008
	15.214616	21.691185	42.57%	346,988	2007
	13.325902	15.214616	14.17%	140,265	2006
	10.000000	13.325902	33.26%	47,581	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	17.863277	10.000530	-44.02%	78,275	2008
	18.019294	17.863277	-0.87%	88,827	2007
	15.346286	18.019294	17.42%	90,311	2006
	14.847432	15.346286	3.36%	66,488	2005
	13.634249	14.847432	8.90%	52,726	2004
	10.000000	13.634249	36.34%	33,530	2003*

Fidelity Variable Insurance Products Fund - VIP Freedom 2010 Portfolio: Service Class 2 - Q/NQ	12.121398	8.879971	-26.74%	164,331	2008
	11.420894	12.121398	6.13%	30,598	2007
	10.645340	11.420894	7.29%	7,285	2006
	10.000000	10.645340	6.45%	6,441	2005*

Fidelity Variable Insurance Products Fund - VIP Freedom 2020 Portfolio: Service Class 2 - Q/NQ	12.891909	8.481095	-34.21%	14,451	2008
	11.976237	12.891909	7.65%	2,034	2007
	10.950625	11.976237	9.37%	872	2006
	10.000000	10.950625	9.51%	10	2005

Fidelity Variable Insurance Products Fund - VIP Freedom 2030 Portfolio: Service Class 2 - Q/NQ	13.413650	8.118923	-39.47%	2,879	2008
	12.336072	13.413650	8.74%	304	2007
	11.157822	12.336072	10.56%	347	2006
	10.000000	11.157822	11.58%	396	2005*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	18.584218	9.586162	-48.42%	24,321	2008
	14.988895	18.584218	23.99%	116,955	2007
	14.365402	14.988895	4.34%	11,674	2006
	13.907364	14.365402	3.29%	14,582	2005
	13.775565	13.907364	0.96%	10,716	2004
	10.000000	13.775565	37.76%	4,322	2003*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	10.833067	10.238451	-5.49%	179,327	2008
	10.632447	10.833067	1.89%	211,652	2007
	10.428513	10.632447	1.96%	110,869	2006
	10.453517	10.428513	-0.24%	89,415	2005
	10.248354	10.453517	2.00%	56,736	2004
	10.000000	10.248354	2.48%	31,752	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	24.984269	14.771355	-40.88%	74,644	2008
	22.128891	24.984269	12.90%	69,515	2007
	20.108230	22.128891	10.05%	188,337	2006
	17.402840	20.108230	15.55%	233,688	2005
	14.259951	17.402840	22.04%	40,452	2004
	10.000000	14.259951	42.60%	33,214	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	25.081274	13.759764	-45.14%	1,204	2008
	21.889365	25.081274	14.58%	1,474	2007
	18.983665	21.889365	15.31%	1,493	2006
	16.323571	18.983665	16.30%	1,519	2005
	14.714552	16.323571	10.93%	2,014	2004
	10.000000	14.714552	47.15%	5,850	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	16.867887	9.256215	-45.13%	37,143	2008
	14.720344	16.867887	14.59%	13,726	2007
	12.761915	14.720344	15.35%	22,545	2006
	10.977423	12.761915	16.26%	25,832	2005
	10.000000	10.977423	9.77%	17,228	2004*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	21.684189	10.340763	-52.31%	5,150	2008
	21.008749	21.684189	3.22%	4,790	2007
	18.497060	21.008749	13.58%	5,820	2006
	18.445047	18.497060	0.28%	6,887	2005
	16.550196	18.445047	11.45%	10,037	2004
	10.000000	16.550196	65.50%	70,888	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	11.232890	7.735514	-31.14%	49,690	2008
	11.059653	11.232890	1.57%	48,429	2007
	10.000000	11.059653	10.60%	147,718	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	15.754182	11.243269	-28.63%	77,153	2008
	16.538532	15.754182	-4.74%	91,649	2007
	14.422662	16.538532	14.67%	106,656	2006
	14.243111	14.422662	1.26%	96,823	2005
	13.106978	14.243111	8.67%	63,296	2004
	10.000000	13.106978	31.07%	46,647	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	20.227505	13.263898	-34.43%	48,504	2008
	21.167670	20.227505	-4.44%	34,446	2007
	18.481973	21.167670	14.53%	28,211	2006
	17.355641	18.481973	6.49%	14,287	2005
	14.325876	17.355641	21.15%	17,987	2004
	10.000000	14.325876	43.26%	10,923	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	10.000000	6.562404	-34.38%	0	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	19.959312	9.247507	-53.67%	87,663	2008
	15.843098	19.959312	25.98%	118,178	2007
	12.625657	15.843098	25.48%	77,176	2006
	10.000000	12.625657	26.26%	26,309	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	23.026509	13.440017	-41.63%	6,317	2008
	20.373817	23.026509	13.02%	7,136	2007
	17.134893	20.373817	18.90%	7,702	2006
	15.885923	17.134893	7.86%	7,730	2005
	13.689987	15.885923	16.04%	7,740	2004
	10.000000	13.689987	36.90%	13,975	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	16.610689	9.692944	-41.65%	97,060	2008
	14.698535	16.610689	13.01%	78,398	2007
	12.360206	14.698535	18.92%	51,725	2006
	11.463043	12.360206	7.83%	15,705	2005
	10.000000	11.463043	14.63%	6,639	2004*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	11.699431	12.164656	3.98%	32,700	2008
	10.764143	11.699431	8.69%	22,235	2007
	9.743053	10.764143	10.48%	32,729	2006
	10.000000	9.743053	-2.57%	16,581	2005*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	14.958403	12.292260	-17.82%	1,102	2008
	13.855599	14.958403	7.96%	1,856	2007
	12.817080	13.855599	8.10%	1,856	2006
	12.159675	12.817080	5.41%	1,414	2005
	11.469301	12.159675	6.02%	45,530	2004
	10.000000	11.469301	14.69%	1,414	2003*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	22.548081	12.292714	-45.48%	80,036	2008
	16.858184	22.548081	33.75%	17,092	2007
	15.780255	16.858184	6.83%	1,057	2006
	14.319641	15.780255	10.20%	0	2005
	12.398860	14.319641	15.49%	0	2004
	10.000000	12.398860	23.99%	3,311	2003*

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	17.065747	10.651914	-37.58%	558	2008
	16.426466	17.065747	3.89%	626	2007
	15.146668	16.426466	8.45%	288	2006
	13.948481	15.146668	8.59%	396	2005
	12.129267	13.948481	15.00%	454	2004
	10.000000	12.129267	21.29%	0	2003*

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	26.384213	12.343432	-53.22%	55,060	2008
	21.044995	26.384213	25.37%	98,772	2007
	14.652679	21.044995	43.63%	77,978	2006
	11.336265	14.652679	29.25%	4,444	2005
	10.000000	11.336265	13.36%	1	2004*

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	38.677089	18.087269	-53.24%	1,436	2008
	30.863370	38.677089	25.32%	1,464	2007
	21.498566	30.863370	43.56%	1,464	2006
	16.642455	21.498566	29.18%	1,463	2005
	14.322870	16.642455	16.19%	1,463	2004
	10.000000	14.322870	43.23%	6,459	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	15.608271	9.629378	-38.31%	17,700	2008
	14.361547	15.608271	8.68%	20,028	2007
	13.670234	14.361547	5.06%	33,078	2006
	13.396381	13.670234	2.04%	26,351	2005
	12.555586	13.396381	6.70%	24,438	2004
	10.000000	12.555586	25.56%	16,889	2003*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	18.991604	12.504566	-34.16%	29,436	2008
	18.031896	18.991604	5.32%	21,228	2007
	15.283513	18.031896	17.98%	29,956	2006
	14.662186	15.283513	4.24%	18,608	2005
	13.042944	14.662186	12.41%	15,718	2004
	10.000000	13.042944	30.43%	8,807	2003*

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	14.148959	7.419065	-47.56%	2,593	2008
	14.004164	14.148959	1.03%	84,934	2007
	11.586254	14.004164	20.87%	33,529	2006
	10.000000	11.586254	15.86%	2,185	2005*

Neuberger Berman Advisers Management Trust - AMT Mid Cap Growth Portfolio: S Class - Q/NQ	21.135539	11.687427	-44.70%	1,280	2008
	17.669024	21.135539	19.62%	1,817	2007
	15.765674	17.669024	12.07%	1,883	2006
	14.196939	15.765674	11.05%	1,969	2005
	12.497552	14.196939	13.60%	2,228	2004
	10.000000	12.497552	24.98%	2,025	2003*

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	12.599050	6.666726	-47.09%	2,817	2008
	12.489503	12.599050	0.88%	0	2007
	11.499217	12.489503	8.61%	6,565	2006
	10.000000	11.499217	14.99%	4,859	2005*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	10.262231	8.697519	-15.25%	119,916	2008
	10.006105	10.262231	2.56%	136,335	2007
	9.808011	10.006105	2.02%	69,566	2006
	9.875283	9.808011	-0.68%	44,512	2005
	10.009117	9.875283	-1.34%	41,498	2004
	10.000000	10.009117	0.09%	33,140	2003*

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	15.087693	8.939912	-40.75%	2,550	2008
	15.334216	15.087693	-1.61%	1,952	2007
	14.880759	15.334216	3.05%	2,008	2006
	14.771022	14.880759	0.74%	1,403	2005
	13.486046	14.771022	9.53%	624	2004
	10.000000	13.486046	34.86%	5,109	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	16.600245	9.841068	-40.72%	12,033	2008
	15.758503	16.600245	5.34%	111,781	2007
	14.155819	15.758503	11.32%	43,064	2006
	13.530734	14.155819	4.62%	17,908	2005
	12.200696	13.530734	10.90%	72,018	2004
	10.000000	12.200696	22.01%	0	2003*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.815492	7.435416	-31.25%	462,552	2008
	10.409468	10.815492	3.90%	331,394	2007
	10.000000	10.409468	4.09%	120,826	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.475613	9.243153	-11.77%	55,069	2008
	10.391646	10.475613	0.81%	31,294	2007
	10.000000	10.391646	3.92%	3,160	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	11.968200	7.189544	-39.93%	15,861	2008
	10.690610	11.968200	11.95%	15,017	2007
	10.000000	10.690610	6.91%	2,034	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	11.194081	6.113361	-45.39%	82,275	2008
	10.219554	11.194081	9.54%	91,027	2007
	10.000000	10.219554	2.20%	18,962	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	9.752934	5.913455	-39.37%	71,460	2008
	10.000000	9.752934	-2.47%	47,458	2007*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	14.017052	9.881625	-29.50%	14,258	2008
	13.884132	14.017052	0.96%	15,551	2007
	12.821551	13.884132	8.29%	16,612	2006
	12.791328	12.821551	0.24%	21,372	2005
	11.867438	12.791328	7.79%	40,771	2004
	10.000000	11.867438	18.67%	11,613	2003*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.365871	8.000530	-29.61%	24,416	2008
	11.254436	11.365871	0.99%	20,525	2007
	10.393547	11.254436	8.28%	30,286	2006
	10.000000	10.393547	3.94%	8,156	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class II - Q/NQ	48.122722	19.818913	-58.82%	310	2008
	33.858651	48.122722	42.13%	2,510	2007
	25.369691	33.858651	33.46%	2,740	2006
	19.581218	25.369691	29.56%	2,983	2005
	16.607127	19.581218	17.91%	3,190	2004
	10.000000	16.607127	66.07%	3,659	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Gartmore NVIT Emerging Markets Fund: Class VI - Q/NQ	28.870938	11.909007	-58.75%	56,200	2008
	20.277193	28.870938	42.38%	101,169	2007
	15.166512	20.277193	33.70%	21,054	2006
	11.692144	15.166512	29.72%	17,450	2005
	10.000000	11.692144	16.92%	1,737	2004*

NVIT Gartmore NVIT Global Utilities Fund: Class II - Q/NQ	25.784356	16.870053	-34.57%	1,584	2008
	21.939225	25.784356	17.53%	1,584	2007
	16.317267	21.939225	34.45%	1,584	2006
	15.695131	16.317267	3.96%	1,584	2005
	12.374127	15.695131	26.84%	1,584	2004
	10.000000	12.374127	23.74%	7,313	2003*

NVIT Gartmore NVIT International Equity Fund: Class VI - Q/NQ	10.000000	5.430308	-45.70%	10,321	2008*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ	10.000000	5.081534	-49.18%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	10.000000	6.089368	-39.11%	136,502	2008*

NVIT NVIT Cardinal SM Aggressive Fund: Class II - Q/NQ	10.000000	6.322636	-36.77%	30,541	2008*

NVIT NVIT Cardinal SM Balanced Fund: Class II - Q/NQ	10.000000	7.876573	-21.23%	62,873	2008*

NVIT NVIT Cardinal SM Capital Appreciation Fund: Class II - Q/NQ	10.000000	7.158286	-28.42%	4,243	2008*

NVIT NVIT Cardinal SM Conservative Fund: Class II - Q/NQ	10.000000	9.020692	-9.79%	370,516	2008*

NVIT NVIT Cardinal SM Moderate Fund: Class II - Q/NQ	10.000000	7.514175	-24.86%	60,752	2008*

NVIT NVIT Cardinal SM Moderately Aggressive Fund: Class II - Q/NQ	10.000000	6.797165	-32.03%	68,910	2008*

NVIT NVIT Cardinal SM Moderately Conservative Fund: Class II - Q/NQ	10.000000	8.254524	-17.45%	31,903	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Core Bond Fund: Class II - Q/NQ	10.000000	9.783754	-2.16%	3,661	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	10.000000	9.789551	-2.10%	520	2008*

NVIT NVIT Global Financial Services Fund: Class II - Q/NQ	20.622331	10.832599	-47.47%	334	2008
	21.368679	20.622331	-3.49%	334	2007
	18.175308	21.368679	17.57%	334	2006
	16.756592	18.175308	8.47%	334	2005
	14.173106	16.756592	18.23%	334	2004
	10.000000	14.173106	41.73%	684	2003*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	10.860299	11.453056	5.46%	342,178	2008
	10.353356	10.860299	4.90%	193,216	2007
	10.232910	10.353356	1.18%	123,348	2006
	10.121481	10.232910	1.10%	90,794	2005
	10.011977	10.121481	1.09%	94,008	2004
	10.000000	10.011977	0.12%	24,880	2003*

NVIT NVIT Health Sciences Fund: Class II - Q/NQ	17.034623	12.440717	-26.97%	663	2008
	15.410269	17.034623	10.54%	718	2007
	15.365995	15.410269	0.29%	768	2006
	14.506896	15.365995	5.92%	838	2005
	13.775899	14.506896	5.31%	1,028	2004
	10.000000	13.775899	37.76%	703	2003*

NVIT NVIT Health Sciences Fund: Class VI - Q/NQ	11.522675	8.410237	-27.01%	45,616	2008
	10.419102	11.522675	10.59%	31,057	2007
	10.390835	10.419102	0.27%	17,389	2006
	9.805625	10.390835	5.97%	17,176	2005
	10.000000	9.805625	-1.94%	6,823	2004*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	11.574863	6.448593	-44.29%	6,058	2008
	10.809622	11.574863	7.08%	6,042	2007
	10.000000	10.809622	8.10%	851	2006*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.877231	10.927449	-8.00%	210,114	2008
	11.513806	11.877231	3.16%	210,372	2007
	11.077275	11.513806	3.94%	149,640	2006
	10.952061	11.077275	1.14%	47,284	2005
	10.689651	10.952061	2.45%	40,869	2004
	10.000000	10.689651	6.90%	134,006	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	13.460476	11.195205	-16.83%	133,637	2008
	12.989664	13.460476	3.62%	246,829	2007
	12.236824	12.989664	6.15%	269,013	2006
	11.961955	12.236824	2.30%	186,344	2005
	11.402220	11.961955	4.91%	392,086	2004
	10.000000	11.402220	14.02%	31,471	2003*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	15.171392	11.407345	-24.81%	489,632	2008
	14.668446	15.171392	3.43%	390,406	2007
	13.454683	14.668446	9.02%	310,177	2006
	13.045291	13.454683	3.14%	132,112	2005
	12.165025	13.045291	7.24%	100,921	2004
	10.000000	12.165025	21.65%	46,552	2003*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	17.423574	11.702718	-32.83%	320,798	2008
	16.768061	17.423574	3.91%	305,082	2007
	14.952516	16.768061	12.14%	234,094	2006
	14.263556	14.952516	4.83%	144,466	2005
	12.997638	14.263556	9.74%	130,257	2004
	10.000000	12.997638	29.98%	14,617	2003*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	19.130669	11.828083	-38.17%	22,565	2008
	18.444319	19.130669	3.72%	36,953	2007
	16.119705	18.444319	14.42%	38,009	2006
	15.254530	16.119705	5.67%	71,258	2005
	13.664970	15.254530	11.63%	60,733	2004
	10.000000	13.664970	36.65%	3,981	2003*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	20.075698	12.487012	-37.80%	8,567	2008
	19.067285	20.075698	5.29%	7,996	2007
	17.722533	19.067285	7.59%	6,510	2006
	16.147774	17.722533	9.75%	7,458	2005
	14.251954	16.147774	13.30%	114,464	2004
	10.000000	14.251954	42.52%	2,115	2003*

NVIT NVIT Money Market Fund: Class I - Q/NQ	10.270653	10.261467	-0.09%	689,129	2008
	10.012324	10.270653	2.58%	283,604	2007
	9.783288	10.012324	2.34%	145,421	2006
	9.732884	9.783288	0.52%	144,281	2005
	9.861643	9.732884	-1.31%	88,372	2004
	10.000000	9.861643	-1.38%	223,150	2003*

NVIT NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ	10.000000	6.038060	-39.62%	127,140	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager International Value Fund: Class II - Q/NQ	21.232533	11.124651	-47.61%	2,391	2008
	21.118567	21.232533	0.54%	2,459	2007
	17.622408	21.118567	19.84%	2,459	2006
	16.101549	17.622408	9.45%	2,487	2005
	13.705719	16.101549	17.48%	2,693	2004
	10.000000	13.705719	37.06%	1,653	2003*

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	15.068152	7.898878	-47.58%	66,860	2008
	14.988756	15.068152	0.53%	101,318	2007
	12.506971	14.988756	19.84%	45,487	2006
	11.426098	12.506971	9.46%	19,078	2005
	10.000000	11.426098	14.26%	7,330	2004

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	10.000000	6.270928	-37.29%	1,045	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	10.000000	6.259102	-37.41%	1,056	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	10.000000	6.181744	-38.18%	43,080	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	10.000000	6.662616	-33.37%	90,411	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ	17.284612	9.046446	-47.66%	5,229	2008
	16.125427	17.284612	7.19%	3,722	2007
	15.993016	16.125427	0.83%	2,716	2006
	15.162120	15.993016	5.48%	2,499	2005
	13.685172	15.162120	10.79%	2,065	2004
	10.000000	13.685172	36.85%	2,207	2003*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	19.972748	13.236995	-33.72%	10,190	2008
	21.993626	19.972748	-9.19%	11,683	2007
	19.184190	21.993626	14.64%	14,881	2006
	19.064233	19.184190	0.63%	17,085	2005
	16.644152	19.064233	14.54%	18,948	2004
	10.000000	16.644152	66.44%	6,028	2003*

NVIT NVIT Multi-Manager Small Company Fund: Class II - Q/NQ	20.303718	12.252934	-39.65%	19,244	2008
	20.356045	20.303718	-0.26%	24,248	2007
	18.605026	20.356045	9.41%	94,086	2006
	16.965887	18.605026	9.66%	167,019	2005
	14.589240	16.965887	16.29%	94,359	2004
	10.000000	14.589240	45.89%	15,890	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	11.916606	9.649035	-19.03%	14,480	2008
	11.635476	11.916606	2.42%	16,067	2007
	11.335904	11.635476	2.64%	16,395	2006
	11.331349	11.335904	0.04%	20,940	2005
	10.864513	11.331349	4.30%	26,082	2004
	10.000000	10.864513	8.65%	9,400	2003*

NVIT NVIT Nationwide Fund: Class II - Q/NQ	17.223534	9.844944	-42.84%	100,610	2008
	16.307763	17.223534	5.62%	99,885	2007
	14.688209	16.307763	11.03%	43,912	2006
	14.015661	14.688209	4.80%	10,020	2005
	13.070163	14.015661	7.23%	3,492	2004
	10.000000	13.070163	30.70%	3,003	2003*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.000000	9.803617	-1.96%	6,993	2008*

NVIT NVIT Technology and Communications Fund: Class II - Q/NQ	19.161769	9.606525	-49.87%	321	2008
	16.312488	19.161769	17.47%	321	2007
	15.054117	16.312488	8.36%	321	2006
	15.496259	15.054117	-2.85%	934	2005
	15.215054	15.496259	1.85%	934	2004
	10.000000	15.215054	52.15%	24,545	2003*

NVIT NVIT Technology and Communications Fund: Class VI - Q/NQ	13.420005	6.725336	-49.89%	9,431	2008
	11.433403	13.420005	17.38%	16,605	2007
	10.501984	11.433403	8.87%	11,966	2006
	10.810426	10.501984	-2.85%	7,828	2005
	10.000000	10.810426	8.10%	2,733	2004*

NVIT NVIT U.S. Growth Leaders Fund: Class II - Q/NQ	20.769343	11.900444	-42.70%	11,283	2008
	17.374539	20.769343	19.54%	13,821	2007
	17.836384	17.374539	-2.59%	15,395	2006
	16.309718	17.836384	9.36%	24,110	2005
	14.861422	16.309718	9.75%	21,973	2004
	10.000000	14.861422	48.61%	17,377	2003*

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	17.061953	10.486221	-38.54%	49,820	2008
	17.896513	17.061953	-4.66%	76,929	2007
	15.818035	17.896513	13.14%	38,621	2006
	15.542219	15.818035	1.77%	16,179	2005
	13.558912	15.542219	14.63%	14,090	2004
	10.000000	13.558912	35.59%	8,435	2003*

NVIT Van Kampen NVIT Real Estate Fund: Class II - Q/NQ	10.000000	5.553739	-44.46%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	17.100429	9.096463	-46.81%	20,077	2008
	15.342846	17.100429	11.46%	15,938	2007
	14.553156	15.342846	5.43%	18,073	2006
	14.175158	14.553156	2.67%	20,941	2005
	13.580709	14.175158	4.38%	23,421	2004
	10.000000	13.580709	35.81%	92,437	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	15.296455	8.932814	-41.60%	38,956	2008
	14.733733	15.296455	3.82%	48,401	2007
	12.818539	14.733733	14.94%	43,325	2006
	11.480022	12.818539	11.66%	52,831	2005
	10.000000	11.480022	14.80%	14,888	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	23.351169	13.640261	-41.59%	8,373	2008
	22.487327	23.351169	3.84%	13,028	2007
	19.570190	22.487327	14.91%	14,248	2006
	17.524692	19.570190	11.67%	15,736	2005
	15.057803	17.524692	16.38%	24,500	2004
	10.000000	15.057803	50.58%	79,913	2003*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	9.512947	1.990023	-79.08%	2,228	2008
	10.000000	9.512947	-4.87%	1,221	2007*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	13.334551	2.796949	-79.02%	17,890	2008
	13.686348	13.334551	-2.57%	34,689	2007
	12.798301	13.686348	6.94%	27,981	2006
	12.815119	12.798301	-0.13%	28,284	2005
	12.038753	12.815119	6.45%	22,687	2004
	10.000000	12.038753	20.39%	23,116	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	16.528218	9.930610	-39.92%	127,003	2008
	16.211670	16.528218	1.95%	121,647	2007
	14.428937	16.211670	12.36%	73,366	2006
	13.937408	14.428937	3.53%	39,716	2005
	13.043437	13.937408	6.85%	29,689	2004
	10.000000	13.043437	30.43%	8,525	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ	20.415374	12.390383	-39.31%	70,263	2008
	21.150187	20.415374	-3.47%	76,346	2007
	18.840893	21.150187	12.26%	45,866	2006
	17.539795	18.840893	7.42%	16,484	2005
	15.032668	17.539795	16.68%	5,245	2004
	10.000000	15.032668	50.33%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB - Q/NQ	14.330172	8.599969	-39.99%	2,906	2008
	15.580207	14.330172	-8.02%	4,365	2007
	13.729004	15.580207	13.48%	5,187	2006
	13.325915	13.729004	3.02%	10,221	2005
	12.250469	13.325915	8.78%	3,806	2004
	10.000000	12.250469	22.50%	0	2003*

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	20.916125	11.476504	-45.13%	255	2008
	19.717499	20.916125	6.08%	255	2007
	15.768278	19.717499	25.05%	255	2006
	14.354586	15.768278	9.85%	255	2005
	12.618741	14.354586	13.76%	255	2004
	10.000000	12.618741	26.19%	255	2003*

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	13.259772	8.173749	-38.36%	0	2008
	12.837112	13.259772	3.29%	0	2007
	12.435784	12.837112	3.23%	0	2006
	12.017602	12.435784	3.48%	73	2005
	11.687170	12.017602	2.83%	245	2004
	10.000000	11.687170	16.87%	84	2003*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	13.150198	7.382809	-43.86%	83,182	2008
	11.942312	13.150198	10.11%	37,511	2007
	11.156957	11.942312	7.04%	13,904	2006
	10.000000	11.156957	11.57%	2,819	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	12.287703	7.666692	-37.61%	48,950	2008
	12.183594	12.287703	0.85%	50,577	2007
	10.488312	12.183594	16.16%	11,878	2006
	10.000000	10.488312	4.88%	7,779	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.476418	10.390315	-0.82%	36,888	2008
	10.170690	10.476418	3.01%	41,924	2007
	9.986248	10.170690	1.85%	16,668	2006
	10.000000	9.986248	-0.14%	17,706	2005*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.905234	9.559941	-12.34%	47,059	2008
	10.587907	10.905234	3.00%	72,720	2007
	10.442533	10.587907	1.39%	24,354	2006
	10.262197	10.442533	1.76%	6,225	2005
	10.072087	10.262197	1.89%	4,586	2004
	10.000000	10.072087	0.72%	450	2003*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	16.720479	13.917120	-16.77%	2,558	2008
	16.054452	16.720479	4.15%	4,683	2007
	14.799035	16.054452	8.48%	5,205	2006
	13.479698	14.799035	9.79%	5,715	2005
	12.508112	13.479698	7.77%	5,911	2004
	10.000000	12.508112	25.08%	6,092	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	22.318770	13.533947	-39.36%	36,176	2008
	27.560951	22.318770	-19.02%	47,549	2007
	20.447719	27.560951	34.79%	41,548	2006
	17.888439	20.447719	14.31%	22,769	2005
	13.428167	17.888439	33.22%	13,898	2004
	10.000000	13.428167	34.28%	6,032	2003*

Additional Contract Options Elected (Total 2.15%)
(Variable account charges of 2.15% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	17.136696	8.064374	-52.94%	34,954	2008
	17.279672	17.136696	-0.83%	30,064	2007
	15.634921	17.279672	10.52%	28,818	2006
	15.154843	15.634921	3.17%	21,844	2005
	13.973260	15.154843	8.46%	4,338	2004
	10.000000	13.973260	39.73%	682	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	16.649409	9.346595	-43.86%	12,948	2008
	15.230281	16.649409	9.32%	17,970	2007
	14.675018	15.230281	3.78%	15,433	2006
	13.811672	14.675018	6.25%	13,424	2005
	13.274481	13.811672	4.05%	10,192	2004
	10.000000	13.274481	32.74%	3,610	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	20.585603	10.649344	-48.27%	39,200	2008
	19.032778	20.585603	8.16%	39,794	2007
	16.730117	19.032778	13.76%	37,600	2006
	15.646757	16.730117	6.92%	13,682	2005
	13.872301	15.646757	12.79%	1,916	2004
	10.000000	13.872301	38.72%	1,245	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	17.786875	10.321322	-41.97%	0	2008
	17.337183	17.786875	2.59%	917	2007
	15.144788	17.337183	14.48%	1,376	2006
	14.796522	15.144788	2.35%	1,499	2005
	13.595858	14.796522	8.83%	1,490	2004
	10.000000	13.595858	35.96%	383	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	19.832168	12.468133	-37.13%	9,169	2008
	19.965371	19.832168	-0.67%	0	2007
	17.865579	19.965371	11.75%	0	2006
	17.121537	17.865579	4.35%	0	2005
	14.694707	17.121537	16.51%	0	2004
	10.000000	14.694707	46.95%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	16.781597	10.717595	-36.13%	223	2008
	17.227078	16.781597	-2.59%	351	2007
	15.070569	17.227078	14.31%	476	2006
	14.735099	15.070569	2.28%	616	2005
	13.376738	14.735099	10.15%	868	2004
	10.000000	13.376738	33.77%	919	2003*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II - Q/NQ	22.576203	12.171601	-46.09%	297	2008
	19.568510	22.576203	15.37%	297	2007
	16.030720	19.568510	22.07%	297	2006
	14.483602	16.030720	10.68%	297	2005
	12.896357	14.483602	12.31%	297	2004
	10.000000	12.896357	28.96%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV - Q/NQ	17.448625	9.398320	-46.14%	7,087	2008
	15.126347	17.448625	15.35%	2,692	2007
	12.379603	15.126347	22.19%	0	2006
	11.198030	12.379603	10.55%	1,043	2005
	10.000000	11.198030	11.98%	0	2004*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	12.517607	9.246206	-26.13%	89,909	2008
	13.112239	12.517607	-4.53%	54,230	2007
	11.145263	13.112239	17.65%	38,167	2006
	10.000000	11.145263	11.45%	31,670	2005*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II - Q/NQ	15.630596	8.924314	-42.90%	47,517	2008
	13.220417	15.630596	18.23%	50,316	2007
	13.984018	13.220417	-5.46%	49,456	2006
	14.013659	13.984018	-0.21%	38,201	2005
	12.950120	14.013659	8.21%	5,112	2004
	10.000000	12.950120	29.50%	427	2003*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	16.619982	11.903258	-28.38%	123,615	2008
	17.939684	16.619982	-7.36%	116,731	2007
	15.475336	17.939684	15.92%	108,881	2006
	15.082206	15.475336	2.61%	70,065	2005
	13.499986	15.082206	11.72%	17,605	2004
	10.000000	13.499986	35.00%	6,436	2003*

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class II - Q/NQ	16.423669	8.241569	-49.82%	41,955	2008
	12.030559	16.423669	36.52%	75,912	2007
	11.292036	12.030559	6.54%	24,400	2006
	10.000000	11.292036	12.92%	17,728	2005*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	11.323944	10.904447	-3.70%	102,861	2008
	10.570546	11.323944	7.13%	68,691	2007
	10.633379	10.570546	-0.59%	48,795	2006
	10.699178	10.633379	-0.61%	49,185	2005
	10.333794	10.699178	3.54%	21,714	2004
	10.000000	10.333794	3.34%	4,400	2003*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	19.706561	13.321224	-32.40%	3,463	2008
	20.274828	19.706561	-2.80%	3,053	2007
	18.109345	20.274828	11.96%	1,484	2006
	17.257706	18.109345	4.93%	1,734	2005
	14.469996	17.257706	19.27%	838	2004
	10.000000	14.469996	44.70%	0	2003*

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	16.891228	10.359253	-38.67%	76,111	2008
	16.443643	16.891228	2.72%	80,237	2007
	14.585941	16.443643	12.74%	69,107	2006
	14.272677	14.585941	2.19%	48,677	2005
	13.217847	14.272677	7.98%	12,021	2004
	10.000000	13.217847	32.18%	4,079	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	15.639524	10.754509	-31.24%	27,638	2008
	14.959996	15.639524	4.54%	15,198	2007
	13.155529	14.959996	13.72%	18,456	2006
	12.912068	13.155529	1.89%	11,382	2005
	12.591796	12.912068	2.54%	2,171	2004
	10.000000	12.591796	25.92%	0	2003*

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares - Q/NQ	13.517843	8.230704	-39.11%	0	2008
	15.573272	13.517843	-13.20%	0	2007
	15.373292	15.573272	1.30%	0	2006
	14.883101	15.373292	3.29%	0	2005
	13.697160	14.883101	8.66%	0	2004
	10.000000	13.697160	36.97%	0	2003*

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	14.611742	9.441618	-35.38%	350	2008
	16.568752	14.611742	-11.81%	350	2007
	14.535598	16.568752	13.99%	350	2006
	14.176948	14.535598	2.53%	350	2005
	13.231281	14.176948	7.15%	350	2004
	10.000000	13.231281	32.31%	0	2003*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	16.328535	11.237033	-31.18%	310	2008
	15.221663	16.328535	7.27%	310	2007
	13.434856	15.221663	13.30%	310	2006
	13.500348	13.434856	-0.49%	310	2005
	12.881115	13.500348	4.81%	310	2004
	10.000000	12.881115	28.81%	0	2003*

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	9.876165	9.580351	-3.00%	0	2008
	10.246556	9.876165	-3.61%	0	2007
	10.000000	10.246556	2.47%	0	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	10.645376	9.629755	-9.54%	80,849	2008
	10.348611	10.645376	2.87%	85,490	2007
	10.176471	10.348611	1.69%	65,059	2006
	10.297824	10.176471	-1.18%	42,966	2005
	10.185940	10.297824	1.10%	7,454	2004
	10.000000	10.185940	1.86%	2,681	2003*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	21.390912	11.994759	-43.93%	291,937	2008
	18.638403	21.390912	14.77%	303,082	2007
	17.092751	18.638403	9.04%	280,091	2006
	14.974331	17.092751	14.15%	164,976	2005
	13.288795	14.974331	12.68%	37,774	2004
	10.000000	13.288795	32.89%	7,106	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	21.661696	9.663708	-55.39%	7,230	2008
	15.201743	21.661696	42.49%	8,175	2007
	13.321401	15.201743	14.12%	7,228	2006
	10.000000	13.321401	33.21%	854	2005*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	17.818898	9.970573	-44.04%	161,681	2008
	17.983758	17.818898	-0.92%	153,382	2007
	15.323812	17.983758	17.36%	143,192	2006
	14.833235	15.323812	3.31%	93,289	2005
	13.628173	14.833235	8.84%	34,015	2004
	10.000000	13.628173	36.28%	1,797	2003*

Fidelity Variable Insurance Products Fund - VIP Freedom 2010 Portfolio: Service Class 2 - Q/NQ	12.104909	8.863343	-26.78%	661,118	2008
	11.411221	12.104909	6.08%	689,089	2007
	10.641737	11.411221	7.23%	600,198	2006
	10.000000	10.641737	6.42%	198,672	2005*

Fidelity Variable Insurance Products Fund - VIP Freedom 2020 Portfolio: Service Class 2 - Q/NQ	12.874364	8.465223	-34.25%	481,043	2008
	11.966082	12.874364	7.59%	449,446	2007
	10.946916	11.966082	9.31%	408,969	2006
	10.000000	10.946916	9.47%	106,991	2005*

Fidelity Variable Insurance Products Fund - VIP Freedom 2030 Portfolio: Service Class 2 - Q/NQ	13.395425	8.103739	-39.50%	167,898	2008
	12.325627	13.395425	8.68%	179,973	2007
	11.154054	12.325627	10.50%	172,978	2006
	10.000000	11.154054	11.54%	66,144	2005*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	18.537976	9.557413	-48.44%	67,576	2008
	14.959285	18.537976	23.92%	77,852	2007
	14.344339	14.959285	4.29%	56,848	2006
	13.894056	14.344339	3.24%	25,616	2005
	13.769405	13.894056	0.91%	12,457	2004
	10.000000	13.769405	37.69%	10,674	2003*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	10.806111	10.207763	-5.54%	1,339,549	2008
	10.611436	10.806111	1.83%	1,509,097	2007
	10.413201	10.611436	1.90%	674,510	2006
	10.443492	10.413201	-0.29%	84,662	2005
	10.243758	10.443492	1.95%	8,540	2004
	10.000000	10.243758	2.44%	1,706	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	24.922137	14.727075	-40.91%	188,370	2008
	22.085204	24.922137	12.85%	175,573	2007
	20.078761	22.085204	9.99%	143,893	2006
	17.386188	20.078761	15.49%	98,343	2005
	14.253575	17.386188	21.98%	31,797	2004
	10.000000	14.253575	42.54%	7,043	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	25.018905	13.718520	-45.17%	0	2008
	21.846147	25.018905	14.52%	0	2007
	18.955829	21.846147	15.25%	0	2006
	16.307938	18.955829	16.24%	0	2005
	14.707983	16.307938	10.88%	0	2004
	10.000000	14.707983	47.08%	341	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	16.836394	9.234195	-45.15%	12,345	2008
	14.700399	16.836394	14.53%	13,593	2007
	12.751104	14.700399	15.29%	3,371	2006
	10.973711	12.751104	16.20%	4,398	2005
	10.000000	10.973711	9.74%	776	2004*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	21.630269	10.309761	-52.34%	17,282	2008
	20.967279	21.630269	3.16%	26,911	2007
	18.469952	20.967279	13.52%	27,058	2006
	18.427397	18.469952	0.23%	21,134	2005
	16.542802	18.427397	11.39%	7,852	2004
	10.000000	16.542802	65.43%	4,477	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	11.223320	7.724985	-31.17%	108,810	2008
	11.055909	11.223320	1.51%	63,252	2007
	10.000000	11.055909	10.56%	24,098	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	15.714970	11.209544	-28.67%	113,554	2008
	16.505853	15.714970	-4.79%	144,473	2007
	14.401495	16.505853	14.61%	154,331	2006
	14.229461	14.401495	1.21%	141,086	2005
	13.101116	14.229461	8.61%	24,171	2004
	10.000000	13.101116	31.01%	6,530	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	20.177183	13.224120	-34.46%	19,834	2008
	21.125864	20.177183	-4.49%	11,464	2007
	18.454862	21.125864	14.47%	5,896	2006
	17.339029	18.454862	6.44%	5,806	2005
	14.319472	17.339029	21.09%	1,322	2004
	10.000000	14.319472	43.19%	777	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	10.000000	6.560161	-34.40%	0	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	19.932177	9.230195	-53.69%	2,597	2008
	15.829675	19.932177	25.92%	2,702	2007
	12.621376	15.829675	25.42%	707	2006
	10.000000	12.621376	26.21%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	22.969250	13.399730	-41.66%	0	2008
	20.333594	22.969250	12.96%	0	2007
	17.109780	20.333594	18.84%	0	2006
	15.870724	17.109780	7.81%	0	2005
	13.683872	15.870724	15.98%	778	2004
	10.000000	13.683872	36.84%	1,379	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	16.579664	9.669894	-41.68%	952,897	2008
	14.678609	16.579664	12.95%	614,229	2007
	12.349740	14.678609	18.86%	314,820	2006
	11.459180	12.349740	7.77%	40,266	2005
	10.000000	11.459180	14.59%	2,073	2004*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	11.683525	12.141911	3.92%	21,361	2008
	10.755033	11.683525	8.63%	6,286	2007
	9.739759	10.755033	10.42%	2,682	2006
	10.000000	9.739759	-2.60%	0	2005*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	14.921164	12.255381	-17.87%	1,159	2008
	13.828220	14.921164	7.90%	4,352	2007
	12.798270	13.828220	8.05%	4,811	2006
	12.148022	12.798270	5.35%	7,069	2005
	11.464168	12.148022	5.97%	7,541	2004
	10.000000	11.464168	14.64%	2,250	2003*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	22.492026	12.255874	-45.51%	63,001	2008
	16.824912	22.492026	33.68%	23,185	2007
	15.757146	16.824912	6.78%	3,398	2006
	14.305940	15.757146	10.14%	710	2005
	12.393318	14.305940	15.43%	738	2004
	10.000000	12.393318	23.93%	407	2003*

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	17.025132	10.621122	-37.62%	4,575	2008
	16.395794	17.025132	3.84%	7,412	2007
	15.126077	16.395794	8.39%	2,713	2006
	13.936622	15.126077	8.53%	2,713	2005
	12.125134	13.936622	14.94%	2,713	2004
	10.000000	12.125134	21.25%	0	2003*

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	26.334937	12.314057	-53.24%	222,051	2008
	21.016482	26.334937	25.31%	99,437	2007
	14.640276	21.016482	43.55%	98,949	2006
	11.332440	14.640276	29.19%	0	2005
	10.000000	11.332440	13.32%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	38.580923	18.033045	-53.26%	336	2008
	30.802441	38.580923	25.25%	336	2007
	21.467056	30.802441	43.49%	336	2006
	16.626520	21.467056	29.11%	336	2005
	14.316465	16.626520	16.14%	336	2004
	10.000000	14.316465	43.16%	0	2003*

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	15.569415	9.600491	-38.34%	15,281	2008
	14.333162	15.569415	8.63%	17,661	2007
	13.650173	14.333162	5.00%	19,147	2006
	13.383547	13.650173	1.99%	20,157	2005
	12.549972	13.383547	6.64%	2,624	2004
	10.000000	12.549972	25.50%	1,172	2003*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	18.944360	12.467076	-34.19%	106,855	2008
	17.996291	18.944360	5.27%	74,887	2007
	15.261111	17.996291	17.92%	65,595	2006
	14.648152	15.261111	4.18%	23,424	2005
	13.037116	14.648152	12.36%	1,201	2004
	10.000000	13.037116	30.37%	942	2003*

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	14.129674	7.405161	-47.59%	1,275	2008
	13.992279	14.129674	0.98%	922,565	2007
	11.582327	13.992279	20.81%	634,041	2006
	10.000000	11.582327	15.82%	61,086	2005*

Neuberger Berman Advisers Management Trust - AMT Mid Cap Growth Portfolio: S Class - Q/NQ	21.081659	11.651651	-44.73%	693	2008
	17.633034	21.081659	19.56%	3,501	2007
	15.741576	17.633034	12.02%	2,699	2006
	14.182461	15.741576	10.99%	3,081	2005
	12.491184	14.182461	13.54%	3,081	2004
	10.000000	12.491184	24.91%	714	2003*

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	12.581909	6.654236	-47.11%	24,863	2008
	12.478925	12.581909	0.83%	28,068	2007
	11.495327	12.478925	8.56%	32,672	2006
	10.000000	11.495327	14.95%	8,661	2005*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	10.236686	8.671443	-15.29%	1,239,674	2008
	9.986333	10.236686	2.51%	1,294,061	2007
	9.793625	9.986333	1.97%	606,225	2006
	9.865822	9.793625	-0.73%	16,371	2005
	10.004642	9.865822	-1.39%	4,869	2004
	10.000000	10.004642	0.05%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	15.050165	8.913097	-40.78%	339	2008
	15.303930	15.050165	-1.66%	155	2007
	14.858935	15.303930	2.99%	0	2006
	14.756874	14.858935	0.69%	0	2005
	13.480020	14.756874	9.47%	0	2004
	10.000000	13.480020	34.80%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	16.560730	9.812617	-40.75%	17,802	2008
	15.729072	16.560730	5.29%	1,308,557	2007
	14.136584	15.729072	11.27%	775,568	2006
	13.519222	14.136584	4.57%	79,920	2005
	12.196540	13.519222	10.84%	2,553	2004
	10.000000	12.196540	21.97%	595	2003*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.806270	7.425270	-31.29%	1,421,601	2008
	10.405944	10.806270	3.85%	734,570	2007
	10.000000	10.405944	4.06%	281,747	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.466687	9.230548	-11.81%	987,832	2008
	10.388122	10.466687	0.76%	348,986	2007
	10.000000	10.388122	3.88%	15,798	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	11.957998	7.179740	-39.96%	39,111	2008
	10.686985	11.957998	11.89%	15,291	2007
	10.000000	10.686985	6.87%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	11.184549	6.105029	-45.42%	298,776	2008
	10.216091	11.184549	9.48%	221,651	2007
	10.000000	10.216091	2.16%	137,101	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	9.749596	5.908398	-39.40%	1,211,110	2008
	10.000000	9.749596	-2.50%	316,491	2007*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	13.982184	9.851999	-29.54%	354	2008
	13.856713	13.982184	0.91%	372	2007
	12.802753	13.856713	8.23%	388	2006
	12.779081	12.802753	0.19%	742	2005
	11.862127	12.779081	7.73%	13,005	2004
	10.000000	11.862127	18.62%	4,077	2003*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.350392	7.985550	-29.65%	2,562	2008
	11.244887	11.350392	0.94%	10,251	2007
	10.390020	11.244887	8.23%	13,756	2006
	10.000000	10.390020	3.90%	12,302	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Gartmore NVIT Emerging Markets Fund: Class II - Q/NQ	48.003108	19.759512	-58.84%	936	2008
	33.791817	48.003108	42.06%	1,061	2007
	25.332516	33.791817	33.39%	1,175	2006
	19.562478	25.332516	29.50%	2,207	2005
	16.599720	19.562478	17.85%	2,207	2004
	10.000000	16.599720	66.00%	0	2003*

NVIT Gartmore NVIT Emerging Markets Fund: Class VI - Q/NQ	28.817018	11.880662	-58.77%	1,080	2008
	20.249698	28.817018	42.31%	782	2007
	15.153663	20.249698	33.63%	5,047	2006
	11.688190	15.153663	29.65%	1,192	2005
	10.000000	11.688190	16.88%	534	2004*

NVIT Gartmore NVIT Global Utilities Fund: Class II - Q/NQ	25.720251	16.819494	-34.61%	0	2008
	21.895923	25.720251	17.47%	0	2007
	16.293354	21.895923	34.39%	0	2006
	15.680111	16.293354	3.91%	0	2005
	12.368587	15.680111	26.77%	0	2004
	10.000000	12.368587	23.69%	0	2003*

NVIT Gartmore NVIT International Equity Fund: Class VI - Q/NQ	10.000000	5.428443	-45.72%	4,078	2008*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ	10.000000	5.079792	-49.20%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	10.000000	6.087288	-39.13%	1,811,004	2008*

NVIT NVIT Cardinal SM Aggressive Fund: Class II - Q/NQ	10.000000	6.320475	-36.80%	0	2008*

NVIT NVIT Cardinal SM Balanced Fund: Class II - Q/NQ	10.000000	7.873896	-21.26%	391,926	2008*

NVIT NVIT Cardinal SM Capital Appreciation Fund: Class II - Q/NQ	10.000000	7.155840	-28.44%	658,678	2008*

NVIT NVIT Cardinal SM Conservative Fund: Class II - Q/NQ	10.000000	9.017623	-9.82%	17,594	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinal SM Moderate Fund: Class II - Q/NQ	10.000000	7.511606	-24.88%	232,024	2008*

NVIT NVIT Cardinal SM Moderately Aggressive Fund: Class II - Q/NQ	10.000000	6.794850	-32.05%	180,132	2008*

NVIT NVIT Cardinal SM Moderately Conservative Fund: Class II - Q/NQ	10.000000	8.251709	-17.48%	95,745	2008*

NVIT NVIT Core Bond Fund: Class II - Q/NQ	10.000000	9.780422	-2.20%	831	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	10.000000	9.786216	-2.14%	1,527	2008*

NVIT NVIT Global Financial Services Fund: Class II - Q/NQ	20.571055	10.800123	-47.50%	0	2008
	21.326502	20.571055	-3.54%	0	2007
	18.148670	21.326502	17.51%	0	2006
	16.740547	18.148670	8.41%	0	2005
	14.166766	16.740547	18.17%	0	2004
	10.000000	14.166766	41.67%	0	2003*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	10.833282	11.418724	5.40%	1,516,634	2008
	10.332904	10.833282	4.84%	1,368,650	2007
	10.217896	10.332904	1.13%	655,757	2006
	10.111774	10.217896	1.05%	101,803	2005
	10.007485	10.111774	1.04%	24,116	2004
	10.000000	10.007485	0.07%	2,432	2003*

NVIT NVIT Health Sciences Fund: Class II - Q/NQ	16.992260	12.403418	-27.01%	0	2008
	15.379844	16.992260	10.48%	0	2007
	15.343475	15.379844	0.24%	0	2006
	14.493011	15.343475	5.87%	0	2005
	13.769745	14.493011	5.25%	0	2004
	10.000000	13.769745	37.70%	0	2003*

NVIT NVIT Health Sciences Fund: Class VI - Q/NQ	11.501148	8.390233	-27.05%	2	2008
	10.404979	11.501148	10.54%	2	2007
	10.382040	10.404979	0.22%	241	2006
	9.802313	10.382040	5.91%	641	2005
	10.000000	9.802313	-1.98%	0	2004*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	11.565008	6.439806	-44.32%	6,774	2008
	10.805966	11.565008	7.02%	5,563	2007
	10.000000	10.805966	8.06%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.847685	10.894700	-8.04%	163,356	2008
	11.491072	11.847685	3.10%	143,554	2007
	11.061038	11.491072	3.89%	91,800	2006
	10.941575	11.061038	1.09%	86,978	2005
	10.684865	10.941575	2.40%	32,233	2004
	10.000000	10.684865	6.85%	13,907	2003*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	13.426978	11.161635	-16.87%	1,289,805	2008
	12.963992	13.426978	3.57%	1,121,993	2007
	12.218869	12.963992	6.10%	521,387	2006
	11.950488	12.218869	2.25%	324,761	2005
	11.397119	11.950488	4.86%	58,158	2004
	10.000000	11.397119	13.97%	26,250	2003*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	15.133667	11.373158	-24.85%	6,852,484	2008
	14.639493	15.133667	3.38%	6,692,140	2007
	13.434960	14.639493	8.97%	4,646,722	2006
	13.032810	13.434960	3.09%	1,974,215	2005
	12.159586	13.032810	7.18%	166,958	2004
	10.000000	12.159586	21.60%	31,750	2003*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	17.380205	11.667610	-32.87%	5,354,498	2008
	16.734925	17.380205	3.86%	5,436,840	2007
	14.930572	16.734925	12.08%	4,494,825	2006
	14.249883	14.930572	4.78%	2,186,636	2005
	12.991820	14.249883	9.68%	108,098	2004
	10.000000	12.991820	29.92%	17,236	2003*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	19.083119	11.792638	-38.20%	1,523,686	2008
	18.407926	19.083119	3.67%	1,479,950	2007
	16.096090	18.407926	14.36%	1,310,365	2006
	15.239947	16.096090	5.62%	967,960	2005
	13.658870	15.239947	11.58%	113,154	2004
	10.000000	13.658870	36.59%	5,082	2003*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	20.025742	12.449566	-37.83%	19,170	2008
	19.029607	20.025742	5.23%	32,535	2007
	17.696534	19.029607	7.53%	29,316	2006
	16.132305	17.696534	9.70%	18,714	2005
	14.245585	16.132305	13.24%	5,591	2004
	10.000000	14.245585	42.46%	1,485	2003*

NVIT NVIT Money Market Fund: Class I - Q/NQ	10.244899	10.230509	-0.14%	819,448	2008
	9.992347	10.244899	2.53%	720,959	2007
	9.768744	9.992347	2.29%	250,608	2006
	9.723367	9.768744	0.47%	144,208	2005
	9.857035	9.723367	-1.36%	11,127	2004
	10.000000	9.857035	-1.43%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ	10.000000	6.035998	-39.64%	1,530,589	2008*

NVIT NVIT Multi-Manager International Value Fund: Class II - Q/NQ	21.181995	11.092494	-47.63%	374	2008
	21.079128	21.181995	0.49%	374	2007
	17.598462	21.079128	19.78%	374	2006
	16.087846	17.598462	9.39%	374	2005
	13.701048	16.087846	17.42%	374	2004
	10.000000	13.701048	37.01%	0	2003*

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	15.040018	7.880097	-47.61%	528,392	2008
	14.968461	15.040018	0.48%	702,019	2007
	12.496392	14.968461	19.78%	328,601	2006
	11.422247	12.496392	9.40%	41,735	2005
	10.000000	11.422247	14.22%	0	2004*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	10.000000	6.268781	-37.31%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	10.000000	6.256962	-37.43%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	10.000000	6.179627	-38.20%	578,197	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	10.000000	6.660337	-33.40%	1,140,152	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ	17.241595	9.019312	-47.69%	4,770	2008
	16.093557	17.241595	7.13%	9,907	2007
	15.969547	16.093557	0.78%	145	2006
	15.147588	15.969547	5.43%	145	2005
	13.679047	15.147588	10.74%	145	2004
	10.000000	13.679047	36.79%	1,726	2003*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	19.923089	13.197321	-33.76%	462	2008
	21.950219	19.923089	-9.24%	708	2007
	19.156088	21.950219	14.59%	6,885	2006
	19.046007	19.156088	0.58%	3,743	2005
	16.636732	19.046007	14.48%	3,776	2004
	10.000000	16.636732	66.37%	3,080	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Company Fund: Class II - Q/NQ	20.253200	12.216178	-39.68%	110,768	2008
	20.315831	20.253200	-0.31%	89,529	2007
	18.577749	20.315831	9.36%	95,008	2006
	16.949645	18.577749	9.61%	17,805	2005
	14.582719	16.949645	16.23%	6,559	2004
	10.000000	14.582719	45.83%	311	2003*

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	11.886963	9.620128	-19.07%	41,586	2008
	11.612491	11.886963	2.36%	24,861	2007
	11.319271	11.612491	2.59%	7,970	2006
	11.320492	11.319271	-0.01%	8,559	2005
	10.859641	11.320492	4.24%	7,997	2004
	10.000000	10.859641	8.60%	402	2003*

NVIT NVIT Nationwide Fund: Class II - Q/NQ	17.180693	9.815428	-42.87%	1,271,923	2008
	16.275551	17.180693	5.56%	1,067,074	2007
	14.666668	16.275551	10.97%	627,694	2006
	14.002235	14.666668	4.75%	71,993	2005
	13.064320	14.002235	7.18%	308	2004
	10.000000	13.064320	30.64%	0	2003*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.000000	9.800278	-2.00%	15,286	2008*

NVIT NVIT Technology and Communications Fund: Class II - Q/NQ	19.114124	9.577726	-49.89%	1,464	2008
	16.280274	19.114124	17.41%	1,695	2007
	15.032040	16.280274	8.30%	1,906	2006
	15.481415	15.032040	-2.90%	1,906	2005
	15.208252	15.481415	1.80%	1,906	2004
	10.000000	15.208252	52.08%	2,718	2003*

NVIT NVIT Technology and Communications Fund: Class VI - Q/NQ	13.394919	6.709329	-49.91%	222	2008
	11.417896	13.394919	17.32%	382	2007
	10.493088	11.417896	8.81%	222	2006
	10.806780	10.493088	-2.90%	0	2005
	10.000000	10.806780	8.07%	0	2004*

NVIT NVIT U.S. Growth Leaders Fund: Class II - Q/NQ	20.717702	11.864780	-42.73%	18,372	2008
	17.340243	20.717702	19.48%	18,421	2007
	17.810240	17.340243	-2.64%	16,554	2006
	16.294110	17.810240	9.30%	14,048	2005
	14.854786	16.294110	9.69%	890	2004
	10.000000	14.854786	48.55%	218	2003*

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	17.019524	10.454779	-38.57%	239,048	2008
	17.861184	17.019524	-4.71%	723,331	2007
	15.794855	17.861184	13.08%	476,193	2006
	15.527344	15.794855	1.72%	78,208	2005
	13.552853	15.527344	14.57%	1,341	2004
	10.000000	13.552853	35.53%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Van Kampen NVIT Real Estate Fund: Class II - Q/NQ	10.000000	5.551826	-44.48%	0	2008*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	17.057905	9.069190	-46.83%	71,632	2008
	15.312557	17.057905	11.40%	71,199	2007
	14.531833	15.312557	5.37%	63,765	2006
	14.161597	14.531833	2.61%	43,749	2005
	13.574651	14.161597	4.32%	11,919	2004
	10.000000	13.574651	35.75%	3,474	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	15.267879	8.911568	-41.63%	8,139	2008
	14.713762	15.267879	3.77%	8,228	2007
	12.807689	14.713762	14.88%	5,123	2006
	11.476139	12.807689	11.60%	17,389	2005
	10.000000	11.476139	14.76%	1,895	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	23.293079	13.599359	-41.62%	0	2008
	22.442928	23.293079	3.79%	0	2007
	19.541505	22.442928	14.85%	0	2006
	17.507912	19.541505	11.62%	0	2005
	15.051058	17.507912	16.32%	0	2004
	10.000000	15.051058	50.51%	818	2003*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	9.509700	1.988324	-79.09%	3,089	2008
	10.000000	9.509700	-4.90%	418	2007*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	13.301392	2.788556	-79.04%	2,710	2008
	13.659323	13.301392	-2.62%	5,230	2007
	12.779535	13.659323	6.88%	5,232	2006
	12.802848	12.779535	-0.18%	5,011	2005
	12.033375	12.802848	6.39%	560	2004
	10.000000	12.033375	20.33%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	16.487121	9.900851	-39.95%	1,153,264	2008
	16.179663	16.487121	1.90%	1,042,640	2007
	14.407783	16.179663	12.30%	746,793	2006
	13.924063	14.407783	3.47%	114,437	2005
	13.037602	13.924063	6.80%	10,268	2004
	10.000000	13.037602	30.38%	6,975	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ	20.364636	12.353254	-39.34%	334,515	2008
	21.108468	20.364636	-3.52%	212,907	2007
	18.813314	21.108468	12.20%	114,736	2006
	17.523041	18.813314	7.36%	8,035	2005
	15.025969	17.523041	16.62%	1,558	2004
	10.000000	15.025969	50.26%	1,436	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB - Q/NQ	14.296059	8.575104	-40.02%	8,505	2008
	15.551102	14.296059	-8.07%	11,875	2007
	13.710342	15.551102	13.43%	11,875	2006
	13.314578	13.710342	2.97%	11,874	2005
	12.246297	13.314578	8.72%	7,875	2004
	10.000000	12.246297	22.46%	0	2003*

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	20.866336	11.443318	-45.16%	0	2008
	19.680679	20.866336	6.02%	0	2007
	15.746846	19.680679	24.98%	0	2006
	14.342384	15.746846	9.79%	0	2005
	12.614446	14.342384	13.70%	0	2004
	10.000000	12.614446	26.14%	0	2003*

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	13.228163	8.150088	-38.39%	0	2008
	12.813104	13.228163	3.24%	471	2007
	12.418857	12.813104	3.17%	471	2006
	12.007364	12.418857	3.43%	818	2005
	11.683193	12.007364	2.77%	987	2004
	10.000000	11.683193	16.83%	471	2003*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	13.132327	7.368996	-43.89%	871,313	2008
	11.932198	13.132327	10.06%	431,697	2007
	11.153183	11.932198	6.98%	60,234	2006
	10.000000	11.153183	11.53%	21,021	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	12.270985	7.652337	-37.64%	167,830	2008
	12.173269	12.270985	0.80%	105,221	2007
	10.484765	12.173269	16.10%	66,006	2006
	10.000000	10.484765	4.85%	36,999	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.462163	10.370879	-0.87%	72,055	2008
	10.162067	10.462163	2.95%	58,879	2007
	9.982867	10.162067	1.80%	27,151	2006
	10.000000	9.982867	-0.17%	15,940	2005

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.879266	9.532302	-12.38%	818,992	2008
	10.568123	10.879266	2.94%	1,091,939	2007
	10.428329	10.568123	1.34%	479,817	2006
	10.253466	10.428329	1.71%	55,942	2005
	10.068654	10.253466	1.84%	3,171	2004
	10.000000	10.068654	0.69%	0	2003*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	16.677832	13.874525	-16.81%	0	2008
	16.021737	16.677832	4.10%	0	2007
	14.776404	16.021737	8.43%	0	2006
	13.465936	14.776404	9.73%	1,241	2005
	12.501729	13.465936	7.71%	1,241	2004
	10.000000	12.501729	25.02%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	22.261880	13.492511	-39.39%	6,057	2008
	27.504842	22.261880	-19.06%	5,500	2007
	20.416470	27.504842	34.72%	5,330	2006
	17.870195	20.416470	14.25%	4,935	2005
	13.421322	17.870195	33.15%	4,829	2004
	10.000000	13.421322	34.21%	1,662	2003*

Additional Contract Options Elected (Total 2.20%)
(Variable account charges of 2.20% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	17.094044	8.040171	-52.97%	8,397	2008
	17.245517	17.094044	-0.88%	7,514	2007
	15.611970	17.245517	10.46%	3,663	2006
	15.140320	15.611970	3.12%	4,335	2005
	13.967012	15.140320	8.40%	4,765	2004
	10.000000	13.967012	39.67%	503	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	16.607953	9.318547	-43.89%	1,775	2008
	15.200171	16.607953	9.26%	2,361	2007
	14.653471	15.200171	3.73%	1,991	2006
	13.798435	14.653471	6.20%	1,852	2005
	13.268546	13.798435	3.99%	10,693	2004
	10.000000	13.268546	32.69%	0	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	20.534379	10.617398	-48.29%	7,127	2008
	18.995186	20.534379	8.10%	7,052	2007
	16.705583	18.995186	13.71%	6,303	2006
	15.631772	16.705583	6.87%	8,267	2005
	13.866108	15.631772	12.73%	1,445	2004
	10.000000	13.866108	38.66%	0	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	17.742577	10.290345	-42.00%	232	2008
	17.302913	17.742577	2.54%	259	2007
	15.122568	17.302913	14.42%	288	2006
	14.782348	15.122568	2.30%	324	2005
	13.589780	14.782348	8.78%	639	2004
	10.000000	13.589780	35.90%	0	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	19.782804	12.430721	-37.16%	985	2008
	19.925923	19.782804	-0.72%	223	2007
	17.839372	19.925923	11.70%	246	2006
	17.105145	17.839372	4.29%	272	2005
	14.688140	17.105145	16.46%	319	2004
	10.000000	14.688140	46.88%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	16.739842	10.685450	-36.17%	6,269	2008
	17.193049	16.739842	-2.64%	5,869	2007
	15.048456	17.193049	14.25%	5,623	2006
	14.720985	15.048456	2.22%	5,657	2005
	13.370750	14.720985	10.10%	5,628	2004
	10.000000	13.370750	33.71%	5,103	2003*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II - Q/NQ	22.520041	12.135106	-46.11%	0	2008
	19.529872	22.520041	15.31%	0	2007
	16.007234	19.529872	22.01%	0	2006
	14.469742	16.007234	10.63%	0	2005
	12.890586	14.469742	12.25%	0	2004
	10.000000	12.890586	28.91%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV - Q/NQ	17.415967	9.375920	-46.16%	2,844	2008
	15.105801	17.415967	15.29%	8,158	2007
	12.369105	15.105801	22.13%	0	2006
	11.194239	12.369105	10.50%	746	2005
	10.000000	11.194239	11.94%	0	2004*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	12.500560	9.228892	-26.17%	208,209	2008
	13.101121	12.500560	-4.58%	20,819	2007
	11.141491	13.101121	17.59%	1,906	2006
	10.000000	11.141491	11.41%	0	2005*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II - Q/NQ	15.591685	8.897535	-42.93%	0	2008
	13.194277	15.591685	18.17%	0	2007
	13.963502	13.194277	-5.51%	0	2006
	14.000226	13.963502	-0.26%	65	2005
	12.944322	14.000226	8.16%	4,985	2004
	10.000000	12.944322	29.44%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	16.578621	11.867561	-28.42%	19,228	2008
	17.904242	16.578621	-7.40%	19,838	2007
	15.452630	17.904242	15.87%	14,378	2006
	15.067753	15.452630	2.55%	16,242	2005
	13.493949	15.067753	11.66%	12,754	2004
	10.000000	13.493949	34.94%	134	2003*

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class II - Q/NQ	16.401340	8.226142	-49.84%	15,895	2008
	12.020367	16.401340	36.45%	183,057	2007
	11.288221	12.020367	6.49%	1,653	2006
	10.000000	11.288221	12.88%	906	2005*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	11.295044	10.871059	-3.75%	144,158	2008
	10.548990	11.295044	7.07%	115,458	2007
	10.617105	10.548990	-0.64%	56,673	2006
	10.688249	10.617105	-0.67%	36,154	2005
	10.328516	10.688249	3.48%	15,750	2004
	10.000000	10.328516	3.29%	10,945	2003*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	19.657546	13.281286	-32.44%	16,950	2008
	20.234801	19.657546	-2.85%	15,563	2007
	18.082798	20.234801	11.90%	12,466	2006
	17.241182	18.082798	4.88%	6,400	2005
	14.463524	17.241182	19.20%	6,049	2004
	10.000000	14.463524	44.64%	0	2003*

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	16.849197	10.328190	-38.70%	28,285	2008
	16.411152	16.849197	2.67%	26,995	2007
	14.564544	16.411152	12.68%	17,871	2006
	14.259003	14.564544	2.14%	7,092	2005
	13.211949	14.259003	7.93%	3,924	2004
	10.000000	13.211949	32.12%	3,937	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	15.600591	10.722248	-31.27%	4,702	2008
	14.930425	15.600591	4.49%	5,462	2007
	13.136216	14.930425	13.66%	3,959	2006
	12.899690	13.136216	1.83%	11,851	2005
	12.586152	12.899690	2.49%	0	2004
	10.000000	12.586152	25.86%	296	2003*

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares - Q/NQ	13.484183	8.205994	-39.14%	0	2008
	15.542493	13.484183	-13.24%	0	2007
	15.350735	15.542493	1.25%	0	2006
	14.868836	15.350735	3.24%	0	2005
	13.691033	14.868836	8.60%	281	2004
	10.000000	13.691033	36.91%	0	2003*

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	14.575392	9.413304	-35.42%	0	2008
	16.536033	14.575392	-11.86%	0	2007
	14.514297	16.536033	13.93%	0	2006
	14.163375	14.514297	2.48%	0	2005
	13.225371	14.163375	7.09%	0	2004
	10.000000	13.225371	32.25%	0	2003*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	16.287932	11.203339	-31.22%	4,441	2008
	15.191610	16.287932	7.22%	4,615	2007
	13.415167	15.191610	13.24%	4,694	2006
	13.487425	13.415167	-0.54%	4,715	2005
	12.875363	13.487425	4.75%	4,575	2004
	10.000000	12.875363	28.75%	4,597	2003*

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	9.867732	9.567269	-3.04%	11,557	2008
	10.243079	9.867732	-3.66%	2,296	2007
	10.000000	10.243079	2.43%	0	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	10.618872	9.600863	-9.59%	16,120	2008
	10.328144	10.618872	2.81%	15,717	2007
	10.161522	10.328144	1.64%	11,694	2006
	10.287941	10.161522	-1.23%	11,082	2005
	10.181373	10.287941	1.05%	3,575	2004
	10.000000	10.181373	1.81%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	21.337714	11.958801	-43.95%	81,097	2008
	18.601610	21.337714	14.71%	102,512	2007
	17.067705	18.601610	8.99%	217,730	2006
	14.959993	17.067705	14.09%	100,329	2005
	13.282857	14.959993	12.63%	24,536	2004
	10.000000	13.282857	32.83%	797	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	21.632225	9.645606	-55.41%	45,828	2008
	15.188855	21.632225	42.42%	181,714	2007
	13.316891	15.188855	14.06%	24,861	2006
	10.000000	13.316891	33.17%	12,823	2005*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	17.774541	9.940652	-44.07%	78,274	2008
	17.948222	17.774541	-0.97%	70,433	2007
	15.301338	17.948222	17.30%	74,628	2006
	14.819023	15.301338	3.25%	58,303	2005
	13.622069	14.819023	8.79%	33,920	2004
	10.000000	13.622069	36.22%	2,320	2003*

Fidelity Variable Insurance Products Fund - VIP Freedom 2010 Portfolio: Service Class 2 - Q/NQ	12.088438	8.846750	-26.82%	31,078	2008
	11.401552	12.088438	6.02%	19,124	2007
	10.638142	11.401552	7.18%	0	2006
	10.000000	10.638142	6.38%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Freedom 2020 Portfolio: Service Class 2 - Q/NQ	12.856848	8.449381	-34.28%	97,079	2008
	11.955939	12.856848	7.54%	20,448	2007
	10.943211	11.955939	9.25%	647	2006
	10.000000	10.943211	9.43%	647	2005*

Fidelity Variable Insurance Products Fund - VIP Freedom 2030 Portfolio: Service Class 2 - Q/NQ	13.377180	8.088554	-39.53%	1,640	2008
	12.315172	13.377180	8.62%	2,823	2007
	11.150275	12.315172	10.45%	0	2006
	10.000000	11.150275	11.50%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	18.491861	9.528748	-48.47%	72,491	2008
	14.929730	18.491861	23.86%	160,592	2007
	14.323296	14.929730	4.23%	5,140	2006
	13.880736	14.323296	3.19%	4,240	2005
	13.763249	13.880736	0.85%	1,380	2004
	10.000000	13.763249	37.63%	926	2003*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	10.779227	10.177160	-5.59%	236,150	2008
	10.590479	10.779227	1.78%	277,458	2007
	10.397935	10.590479	1.85%	73,807	2006
	10.433491	10.397935	-0.34%	13,120	2005
	10.239169	10.433491	1.90%	1,027	2004
	10.000000	10.239169	2.39%	105	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	24.860134	14.682911	-40.94%	69,722	2008
	22.041575	24.860134	12.79%	44,120	2007
	20.049309	22.041575	9.94%	147,070	2006
	17.369523	20.049309	15.43%	85,777	2005
	14.247191	17.369523	21.92%	7,099	2004
	10.000000	14.247191	42.47%	236	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	24.956671	13.677383	-45.20%	0	2008
	21.803009	24.956671	14.46%	0	2007
	18.928040	21.803009	15.19%	0	2006
	16.292325	18.928040	16.18%	0	2005
	14.701409	16.292325	10.82%	0	2004
	10.000000	14.701409	47.01%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	16.804895	9.212193	-45.18%	12,831	2008
	14.680445	16.804895	14.47%	16,474	2007
	12.740304	14.680445	15.23%	12,377	2006
	10.970005	12.740304	16.14%	5,448	2005
	10.000000	10.970005	9.70%	930	2004*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	21.576474	10.278836	-52.36%	1,977	2008
	20.925880	21.576474	3.11%	2,186	2007
	18.442873	20.925880	13.46%	2,179	2006
	18.409756	18.442873	0.18%	1,888	2005
	16.535416	18.409756	11.34%	2,098	2004
	10.000000	16.535416	65.35%	1,297	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	11.213757	7.714445	-31.21%	25,990	2008
	11.052167	11.213757	1.46%	37,893	2007
	10.000000	11.052167	10.52%	165,082	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	15.675886	11.175941	-28.71%	66,395	2008
	16.473253	15.675886	-4.84%	77,188	2007
	14.380383	16.473253	14.55%	87,717	2006
	14.215839	14.380383	1.16%	71,784	2005
	13.095257	14.215839	8.56%	32,893	2004
	10.000000	13.095257	30.95%	1,810	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	20.127009	13.184473	-34.49%	77,985	2008
	21.084166	20.127009	-4.54%	19,286	2007
	18.427835	21.084166	14.41%	27,243	2006
	17.322439	18.427835	6.38%	28,405	2005
	14.313081	17.322439	21.03%	13,013	2004
	10.000000	14.313081	43.13%	575	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	10.000000	6.557922	-34.42%	1,237	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	19.905068	9.212922	-53.72%	11,133	2008
	15.816268	19.905068	25.85%	22,556	2007
	12.617120	15.816268	25.36%	12,480	2006
	10.000000	12.617120	26.17%	14,688	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	22.912118	13.359553	-41.69%	0	2008
	20.293444	22.912118	12.90%	0	2007
	17.084693	20.293444	18.78%	514	2006
	15.855521	17.084693	7.75%	565	2005
	13.677756	15.855521	15.92%	612	2004
	10.000000	13.677756	36.78%	984	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	16.548671	9.646873	-41.71%	146,670	2008
	14.658705	16.548671	12.89%	95,085	2007
	12.339275	14.658705	18.80%	56,078	2006
	11.455300	12.339275	7.72%	17,371	2005
	10.000000	11.455300	14.55%	865	2004*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	11.667598	12.119161	3.87%	14,563	2008
	10.745897	11.667598	8.58%	5,875	2007
	9.736453	10.745897	10.37%	11,069	2006
	10.000000	9.736453	-2.64%	1,145	2005*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	14.884072	12.218661	-17.91%	0	2008
	13.800918	14.884072	7.85%	0	2007
	12.779504	13.800918	7.99%	0	2006
	12.136389	12.779504	5.30%	0	2005
	11.459039	12.136389	5.91%	0	2004
	10.000000	11.459039	14.59%	0	2003*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	22.436096	12.219126	-45.54%	150,267	2008
	16.791689	22.436096	33.61%	8,249	2007
	15.734038	16.791689	6.72%	1,033	2006
	14.292242	15.734038	10.09%	1,033	2005
	12.387775	14.292242	15.37%	1,033	2004
	10.000000	12.387775	23.88%	436	2003*

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	16.984590	10.590402	-37.65%	1,729	2008
	16.365160	16.984590	3.79%	393	2007
	15.105508	16.365160	8.34%	0	2006
	13.924752	15.105508	8.48%	0	2005
	12.121002	13.924752	14.88%	0	2004
	10.000000	12.121002	21.21%	0	2003*

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	26.285757	12.284764	-53.26%	47,675	2008
	20.988007	26.285757	25.24%	96,618	2007
	14.627892	20.988007	43.48%	86,773	2006
	11.328611	14.627892	29.12%	394	2005
	10.000000	11.328611	13.29%	498	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	38.484986	17.978972	-53.28%	0	2008
	30.741631	38.484986	25.19%	0	2007
	21.435594	30.741631	43.41%	0	2006
	16.610606	21.435594	29.05%	0	2005
	14.310066	16.610606	16.08%	0	2004
	10.000000	14.310066	43.10%	0	2003*

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	15.530665	9.571679	-38.37%	7,231	2008
	14.304834	15.530665	8.57%	7,510	2007
	13.630148	14.304834	4.95%	7,368	2006
	13.370721	13.630148	1.94%	6,838	2005
	12.544352	13.370721	6.59%	6,377	2004
	10.000000	12.544352	25.44%	4,254	2003*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	18.897248	12.429695	-34.22%	36,888	2008
	17.960754	18.897248	5.21%	23,527	2007
	15.238732	17.960754	17.86%	27,099	2006
	14.634123	15.238732	4.13%	3,141	2005
	13.031295	14.634123	12.30%	2,063	2004
	10.000000	13.031295	30.31%	0	2003*

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	14.110450	#N/A	#N/A	#N/A	2008
	13.980419	14.110450	0.93%	130,131	2007
	11.578406	13.980419	20.75%	51,465	2006
	10.000000	11.578406	15.78%	923	2005*

Neuberger Berman Advisers Management Trust - AMT Mid Cap Growth Portfolio: S Class - Q/NQ	21.027886	11.615979	-44.76%	5,119	2008
	17.597090	21.027886	19.50%	5,182	2007
	15.717498	17.597090	11.96%	5,538	2006
	14.167975	15.717498	10.94%	5,711	2005
	12.484801	14.167975	13.48%	6,277	2004
	10.000000	12.484801	24.85%	6,117	2003*

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	12.564777	6.641767	-47.14%	4,352	2008
	12.468336	12.564777	0.77%	5,420	2007
	11.491443	12.468336	8.50%	4,059	2006
	10.000000	11.491443	14.91%	692	2005*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	10.211189	8.645410	-15.33%	229,382	2008
	9.966578	10.211189	2.45%	282,913	2007
	9.779236	9.966578	1.92%	70,298	2006
	9.856350	9.779236	-0.78%	9,790	2005
	10.000161	9.856350	-1.44%	3,105	2004
	10.000000	10.000161	0.00%	1,457	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	15.012718	8.886377	-40.81%	0	2008
	15.273712	15.012718	-1.71%	0	2007
	14.837159	15.273712	2.94%	0	2006
	14.742745	14.837159	0.64%	0	2005
	13.473997	14.742745	9.42%	1,027	2004
	10.000000	13.473997	34.74%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	16.521247	9.784205	-40.78%	467	2008
	15.699644	16.521247	5.23%	177,712	2007
	14.117328	15.699644	11.21%	65,106	2006
	13.507699	14.117328	4.51%	6,141	2005
	12.192378	13.507699	10.79%	4,689	2004
	10.000000	12.192378	21.92%	0	2003*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.797061	7.415149	-31.32%	611,811	2008
	10.402421	10.797061	3.79%	264,500	2007
	10.000000	10.402421	4.02%	74,239	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.457773	9.217980	-11.86%	131,408	2008
	10.384612	10.457773	0.70%	46,992	2007
	10.000000	10.384612	3.85%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	11.947796	7.169940	-39.99%	24,258	2008
	10.683364	11.947796	11.84%	24,183	2007
	10.000000	10.683364	6.83%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	11.175007	6.096694	-45.44%	82,631	2008
	10.212629	11.175007	9.42%	54,496	2007
	10.000000	10.212629	2.13%	30,173	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	9.746269	5.903354	-39.43%	158,925	2008
	10.000000	9.746269	-2.54%	57,801	2007*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	13.947395	9.822458	-29.57%	1,651	2008
	13.829343	13.947395	0.85%	1,651	2007
	12.783973	13.829343	8.18%	1,984	2006
	12.766844	12.783973	0.13%	3,592	2005
	11.856822	12.766844	7.68%	3,933	2004
	10.000000	11.856822	18.57%	61	2003*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.334958	7.970615	-29.68%	10,884	2008
	11.235365	11.334958	0.89%	13,764	2007
	10.386510	11.235365	8.17%	8,842	2006
	10.000000	10.386510	3.87%	7,454	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Gartmore NVIT Emerging Markets Fund: Class II - Q/NQ	47.883735	19.700259	-58.86%	0	2008
	33.725100	47.883735	41.98%	0	2007
	25.295383	33.725100	33.33%	0	2006
	19.543748	25.295383	29.43%	0	2005
	16.592292	19.543748	17.79%	0	2004
	10.000000	16.592292	65.92%	0	2003*

NVIT Gartmore NVIT Emerging Markets Fund: Class VI - Q/NQ	28.763191	11.852392	-58.79%	16,730	2008
	20.222258	28.763191	42.24%	87,107	2007
	15.140838	20.222258	33.56%	9,362	2006
	11.684242	15.140838	29.58%	6,085	2005
	10.000000	11.684242	16.84%	2,565	2004*

NVIT Gartmore NVIT Global Utilities Fund: Class II - Q/NQ	25.656278	16.769076	-34.64%	0	2008
	21.852686	25.656278	17.41%	0	2007
	16.269459	21.852686	34.32%	0	2006
	15.665101	16.269459	3.86%	0	2005
	12.363062	15.665101	26.71%	0	2004
	10.000000	12.363062	23.63%	0	2003*

NVIT Gartmore NVIT International Equity Fund: Class VI - Q/NQ	10.000000	5.426594	-45.73%	3,510	2008*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ	10.000000	5.078051	-49.22%	1,115	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	10.000000	6.085201	-39.15%	250,098	2008*

NVIT NVIT Cardinal SM Aggressive Fund: Class II - Q/NQ	10.000000	6.318315	-36.82%	25,490	2008*

NVIT NVIT Cardinal SM Balanced Fund: Class I NVIT NVIT Cardinal SM I - Q/NQ	10.000000	7.871204	-21.29%	11,157	2008*

NVIT NVIT Cardinal SM Capital Appreciation Fund: Class II - Q/NQ	10.000000	7.153399	-28.47%	537,351	2008*

NVIT NVIT Cardinal SM Conservative Fund: Class II - Q/NQ	10.000000	9.014543	-9.85%	83,671	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinal SM Moderate Fund: Class II - Q/NQ	10.000000	7.509050	-24.91%	216,130	2008*

NVIT NVIT Cardinal SM Moderately Aggressive Fund: Class II - Q/NQ	10.000000	6.792527	-32.07%	389,262	2008*

NVIT NVIT Cardinal SM Moderately Conservative Fund: Class II - Q/NQ	10.000000	8.248893	-17.51%	86,628	2008*

NVIT NVIT Core Bond Fund: Class II - Q/NQ	10.000000	9.777090	-2.23%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	10.000000	9.782878	-2.17%	1,765	2008*

NVIT NVIT Global Financial Services Fund: Class II - Q/NQ	20.519854	10.767708	-47.53%	0	2008
	21.284359	20.519854	-3.59%	0	2007
	18.122046	21.284359	17.45%	0	2006
	16.724509	18.122046	8.36%	0	2005
	14.160433	16.724509	18.11%	0	2004
	10.000000	14.160433	41.60%	0	2003*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	10.806310	11.384473	5.35%	658,901	2008
	10.312477	10.806310	4.79%	282,077	2007
	10.202901	10.312477	1.07%	90,441	2006
	10.102083	10.202901	1.00%	28,963	2005
	10.003007	10.102083	0.99%	8,048	2004
	10.000000	10.003007	0.03%	0	2003*

NVIT NVIT Health Sciences Fund: Class II - Q/NQ	16.949983	12.366230	-27.04%	576	2008
	15.349465	16.949983	10.43%	576	2007
	15.320972	15.349465	0.19%	576	2006
	14.479133	15.320972	5.81%	576	2005
	13.763583	14.479133	5.20%	576	2004
	10.000000	13.763583	37.64%	677	2003*

NVIT NVIT Health Sciences Fund: Class VI - Q/NQ	11.479643	8.370249	-27.09%	13,022	2008
	10.390853	11.479643	10.48%	14,909	2007
	10.373238	10.390853	0.17%	14,225	2006
	9.798994	10.373238	5.86%	4,014	2005
	10.000000	9.798994	-2.01%	2,645	2004*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	11.555148	6.431015	-44.35%	3,314	2008
	10.802306	11.555148	6.97%	4,362	2007
	10.000000	10.802306	8.02%	1,512	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.818178	10.862009	-8.09%	316,654	2008
	11.468347	11.818178	3.05%	146,103	2007
	11.044797	11.468347	3.83%	103,648	2006
	10.931075	11.044797	1.04%	86,954	2005
	10.680075	10.931075	2.35%	7,158	2004
	10.000000	10.680075	6.80%	0	2003*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	13.393572	11.128173	-16.91%	113,218	2008
	12.938375	13.393572	3.52%	54,759	2007
	12.200939	12.938375	6.04%	30,293	2006
	11.939034	12.200939	2.19%	22,740	2005
	11.392020	11.939034	4.80%	29,625	2004
	10.000000	11.392020	13.92%	10,297	2003*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	15.096021	11.339064	-24.89%	502,141	2008
	14.610575	15.096021	3.32%	368,115	2007
	13.415265	14.610575	8.91%	358,010	2006
	13.020330	13.415265	3.03%	243,226	2005
	12.154146	13.020330	7.13%	67,473	2004
	10.000000	12.154146	21.54%	583	2003*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	17.336966	11.632622	-32.90%	287,854	2008
	16.701878	17.336966	3.80%	264,061	2007
	14.908678	16.701878	12.03%	343,654	2006
	14.236242	14.908678	4.72%	54,209	2005
	12.986017	14.236242	9.63%	53,311	2004
	10.000000	12.986017	29.86%	5,473	2003*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	19.035645	11.757277	-38.24%	6,306	2008
	18.371568	19.035645	3.61%	9,104	2007
	16.072489	18.371568	14.30%	9,688	2006
	15.225350	16.072489	5.56%	17,170	2005
	13.652762	15.225350	11.52%	13,621	2004
	10.000000	13.652762	36.53%	11,512	2003*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	19.975938	12.412237	-37.86%	8,564	2008
	18.992036	19.975938	5.18%	7,126	2007
	17.670599	18.992036	7.48%	9,580	2006
	16.116870	17.670599	9.64%	14,426	2005
	14.239224	16.116870	13.19%	10,676	2004
	10.000000	14.239224	42.39%	972	2003*

NVIT NVIT Money Market Fund: Class I - Q/NQ	10.219198	10.199628	-0.19%	737,563	2008
	9.972402	10.219198	2.47%	313,465	2007
	9.754214	9.972402	2.24%	85,236	2006
	9.713854	9.754214	0.42%	41,521	2005
	9.852427	9.713854	-1.41%	20,580	2004
	10.000000	9.852427	-1.48%	72	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ	10.000000	6.033930	-39.66%	209,702	2008*

NVIT NVIT Multi-Manager International Value Fund: Class II - Q/NQ	21.131545	11.060389	-47.66%	0	2008
	21.039744	21.131545	0.44%	0	2007
	17.574518	21.039744	19.72%	0	2006
	16.074152	17.574518	9.33%	0	2005
	13.696378	16.074152	17.36%	0	2004
	10.000000	13.696378	36.96%	0	2003*

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	15.011899	7.861323	-47.63%	85,638	2008
	14.948158	15.011899	0.43%	108,994	2007
	12.485805	14.948158	19.72%	37,381	2006
	11.418380	12.485805	9.35%	4,444	2005
	10.000000	11.418380	14.18%	1,020	2004*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	10.000000	6.266640	-37.33%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	10.000000	6.254822	-37.45%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	10.000000	6.177518	-38.22%	80,718	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	10.000000	6.658061	-33.42%	154,269	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ	17.198738	8.992275	-47.72%	5,689	2008
	16.061803	17.198738	7.08%	8,840	2007
	15.946162	16.061803	0.73%	4,248	2006
	15.133108	15.946162	5.37%	0	2005
	13.672946	15.133108	10.68%	0	2004
	10.000000	13.672946	36.73%	0	2003*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	19.873522	13.157737	-33.79%	6,286	2008
	21.906881	19.873522	-9.28%	4,848	2007
	19.128017	21.906881	14.53%	3,467	2006
	19.027779	19.128017	0.53%	1,656	2005
	16.629294	19.027779	14.42%	2,081	2004
	10.000000	16.629294	66.29%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Company Fund: Class II - Q/NQ	20.202825	12.179554	-39.71%	18,025	2008
	20.275718	20.202825	-0.36%	29,565	2007
	18.550515	20.275718	9.30%	110,901	2006
	16.933419	18.550515	9.55%	61,855	2005
	14.576196	16.933419	16.17%	7,443	2004
	10.000000	14.576196	45.76%	0	2003*

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	11.857361	9.591260	-19.11%	12,064	2008
	11.589519	11.857361	2.31%	9,186	2007
	11.302647	11.589519	2.54%	1,616	2006
	11.309640	11.302647	-0.06%	3,228	2005
	10.854785	11.309640	4.19%	423	2004
	10.000000	10.854785	8.55%	0	2003*

NVIT NVIT Nationwide Fund: Class II - Q/NQ	17.137937	9.785982	-42.90%	166,846	2008
	16.243400	17.137937	5.51%	139,400	2007
	14.645159	16.243400	10.91%	49,145	2006
	13.988830	14.645159	4.69%	1,386	2005
	13.058479	13.988830	7.12%	622	2004
	10.000000	13.058479	30.58%	134	2003*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.000000	9.796941	-2.03%	24,036	2008*

NVIT NVIT Technology and Communications Fund: Class II - Q/NQ	19.066553	9.548996	-49.92%	0	2008
	16.248108	19.066553	17.35%	0	2007
	15.009998	16.248108	8.25%	0	2006
	15.466606	15.009998	-2.95%	0	2005
	15.201470	15.466606	1.74%	0	2004
	10.000000	15.201470	52.01%	705	2003*

NVIT NVIT Technology and Communications Fund: Class VI - Q/NQ	13.369883	6.693353	-49.94%	14,118	2008
	11.402406	13.369883	17.25%	31,425	2007
	10.484198	11.402406	8.76%	31,511	2006
	10.803128	10.484198	-2.95%	0	2005
	10.000000	10.803128	8.03%	0	2004*

NVIT NVIT U.S. Growth Leaders Fund: Class II - Q/NQ	20.666138	11.829179	-42.76%	9,993	2008
	17.305972	20.666138	19.42%	11,067	2007
	17.784111	17.305972	-2.69%	9,600	2006
	16.278496	17.784111	9.25%	8,748	2005
	14.848149	16.278496	9.63%	4,099	2004
	10.000000	14.848149	48.48%	785	2003*

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	16.977195	10.423428	-38.60%	42,112	2008
	17.825916	16.977195	-4.76%	109,671	2007
	15.771695	17.825916	13.02%	51,959	2006
	15.512473	15.771695	1.67%	10,524	2005
	13.546787	15.512473	14.51%	2,972	2004
	10.000000	13.546787	35.47%	56	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Van Kampen NVIT Real Estate Fund: Class II - Q/NQ	10.000000	5.549924	-44.50%	3,139	2008*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	17.015446	9.041970	-46.86%	20,354	2008
	15.282295	17.015446	11.34%	25,916	2007
	14.510512	15.282295	5.32%	26,655	2006
	14.148029	14.510512	2.56%	18,618	2005
	13.568575	14.148029	4.27%	3,531	2004
	10.000000	13.568575	35.69%	1,723	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	15.239339	8.890350	-41.66%	39,085	2008
	14.693804	15.239339	3.71%	36,304	2007
	12.796845	14.693804	14.82%	32,314	2006
	11.472268	12.796845	11.55%	24,310	2005
	10.000000	11.472268	14.72%	3,820	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	23.235151	13.558584	-41.65%	0	2008
	22.398614	23.235151	3.73%	0	2007
	19.512863	22.398614	14.79%	0	2006
	17.491164	19.512863	11.56%	0	2005
	15.044342	17.491164	16.26%	0	2004
	10.000000	15.044342	50.44%	1,336	2003*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	9.506442	1.986618	-79.10%	7,560	2008
	10.000000	9.506442	-4.94%	4,926	2007*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	13.268302	2.780189	-79.05%	7,160	2008
	13.632342	13.268302	-2.67%	17,994	2007
	12.760792	13.632342	6.83%	37,160	2006
	12.790585	12.760792	-0.23%	14,624	2005
	12.027994	12.790585	6.34%	2,859	2004
	10.000000	12.027994	20.28%	1,415	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	16.446107	9.871159	-39.98%	152,671	2008
	16.147721	16.446107	1.85%	140,500	2007
	14.386668	16.147721	12.24%	63,611	2006
	13.910733	14.386668	3.42%	6,759	2005
	13.031782	13.910733	6.74%	2,065	2004
	10.000000	13.031782	30.32%	1,273	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ	20.313975	12.316200	-39.37%	49,253	2008
	21.066785	20.313975	-3.57%	41,029	2007
	18.785740	21.066785	12.14%	12,329	2006
	17.506257	18.785740	7.31%	2,453	2005
	15.019254	17.506257	16.56%	1,244	2004
	10.000000	15.019254	50.19%	1,579	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB - Q/NQ	14.261993	8.550290	-40.05%	724	2008
	15.522027	14.261993	-8.12%	724	2007
	13.691687	15.522027	13.37%	724	2006
	13.303242	13.691687	2.92%	724	2005
	12.242120	13.303242	8.67%	336	2004
	10.000000	12.242120	22.42%	0	2003*

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	20.816623	11.410208	-45.19%	0	2008
	19.643879	20.816623	5.97%	0	2007
	15.725403	19.643879	24.92%	0	2006
	14.330153	15.725403	9.74%	0	2005
	12.610138	14.330153	13.64%	0	2004
	10.000000	12.610138	26.10%	0	2003*

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	13.196661	8.126514	-38.42%	291	2008
	12.789150	13.196661	3.19%	351	2007
	12.401960	12.789150	3.12%	391	2006
	11.997140	12.401960	3.37%	399	2005
	11.679205	11.997140	2.72%	434	2004
	10.000000	11.679205	16.79%	0	2003*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	13.114440	7.355188	-43.92%	155,107	2008
	11.922076	13.114440	10.00%	92,014	2007
	11.149416	11.922076	6.93%	34,622	2006
	10.000000	11.149416	11.49%	10,903	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	12.254285	7.638007	-37.67%	92,400	2008
	12.162964	12.254285	0.75%	86,677	2007
	10.481218	12.162964	16.05%	64,077	2006
	10.000000	10.481218	4.81%	19,682	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.447915	10.351462	-0.92%	73,978	2008
	10.153446	10.447915	2.90%	18,169	2007
	9.979484	10.153446	1.74%	5,876	2006
	10.000000	9.979484	-0.21%	3,057	2005*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.853331	9.504716	-12.43%	127,883	2008
	10.548345	10.853331	2.89%	181,774	2007
	10.414131	10.548345	1.29%	45,727	2006
	10.244725	10.414131	1.65%	7,438	2005
	10.065212	10.244725	1.78%	691	2004
	10.000000	10.065212	0.65%	0	2003*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	16.635261	13.832041	-16.85%	0	2008
	15.989055	16.635261	4.04%	0	2007
	14.753788	15.989055	8.37%	0	2006
	13.452188	14.753788	9.68%	0	2005
	12.495350	13.452188	7.66%	312	2004
	10.000000	12.495350	24.95%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	22.205122	13.451199	-39.42%	32,753	2008
	27.448822	22.205122	-19.10%	27,165	2007
	20.385267	27.448822	34.65%	21,577	2006
	17.851966	20.385267	14.19%	15,615	2005
	13.414471	17.851966	33.08%	6,873	2004
	10.000000	13.414471	34.14%	586	2003*

Additional Contract Options Elected (Total 2.25%)
(Variable account charges of 2.25% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	17.051481	8.016035	-52.99%	30,884	2008
	17.211437	17.051481	-0.93%	34,837	2007
	15.589066	17.211437	10.41%	34,962	2006
	15.125803	15.589066	3.06%	36,592	2005
	13.960755	15.125803	8.35%	34,095	2004
	10.000000	13.960755	39.61%	2,006	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	16.566609	9.290584	-43.92%	10,876	2008
	15.170132	16.566609	9.21%	12,174	2007
	14.631974	15.170132	3.68%	12,868	2006
	13.785215	14.631974	6.14%	13,113	2005
	13.262608	13.785215	3.94%	10,785	2004
	10.000000	13.262608	32.63%	246	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	20.483278	10.585546	-48.32%	4,969	2008
	18.957656	20.483278	8.05%	3,962	2007
	16.681086	18.957656	13.65%	2,715	2006
	15.616805	16.681086	6.81%	2,574	2005
	13.859914	15.616805	12.86%	1,196	2004
	10.000000	13.859914	38.60%	103	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	17.698426	10.259472	-42.03%	1,304	2008
	17.268719	17.698426	2.49%	1,353	2007
	15.100376	17.268719	14.36%	1,390	2006
	14.768184	15.100376	2.25%	1,427	2005
	13.583697	14.768184	8.72%	1,467	2004
	10.000000	13.583697	35.84%	0	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	19.733575	12.393425	-37.20%	0	2008
	19.886557	19.733575	-0.77%	0	2007
	17.813215	19.886557	11.64%	0	2006
	17.088763	17.813215	4.24%	0	2005
	14.681572	17.088763	16.40%	0	2004
	10.000000	14.681572	46.82%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	16.698145	10.653374	-36.20%	753	2008
	17.159051	16.698145	-2.69%	753	2007
	15.026376	17.159051	14.19%	753	2006
	14.706867	15.026376	2.17%	753	2005
	13.364767	14.706867	10.04%	753	2004
	10.000000	13.364767	33.65%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II - Q/NQ	22.463937	12.098668	-46.14%	0	2008
	19.491226	22.463937	15.25%	0	2007
	15.983698	19.491226	21.94%	0	2006
	14.455842	15.983698	10.57%	0	2005
	12.884802	14.455842	12.19%	0	2004
	10.000000	12.884802	28.85%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV - Q/NQ	17.383432	9.353609	-46.19%	2,528	2008
	15.085329	17.383432	15.23%	2,649	2007
	12.358625	15.085329	22.06%	0	2006
	11.190461	12.358625	10.44%	0	2005
	10.000000	11.190461	11.90%	0	2004*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	12.483546	9.211612	-26.21%	8,970	2008
	13.090018	12.483546	-4.63%	9,749	2007
	11.137716	13.090018	17.53%	10,353	2006
	10.000000	11.137716	11.38%	907	2005*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II - Q/NQ	15.552880	8.870840	-42.96%	22,768	2008
	13.168196	15.552880	18.11%	23,854	2007
	13.943008	13.168196	-5.56%	25,280	2006
	13.986805	13.943008	-0.31%	18,610	2005
	12.938529	13.986805	8.10%	15,863	2004
	10.000000	12.938529	29.39%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	16.537350	11.831958	-28.45%	31,399	2008
	17.868853	16.537350	-7.45%	35,004	2007
	15.429951	17.868853	15.81%	40,160	2006
	15.053310	15.429951	2.50%	20,753	2005
	13.487906	15.053310	11.61%	10,266	2004
	10.000000	13.487906	34.88%	243	2003*

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class II - Q/NQ	16.379002	8.210726	-49.87%	3,635	2008
	12.010166	16.379002	36.38%	14,951	2007
	11.284397	12.010166	6.43%	775	2006
	10.000000	11.284397	12.84%	768	2005*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	11.266200	10.837755	-3.80%	47,738	2008
	10.527461	11.266200	7.02%	35,028	2007
	10.600839	10.527461	-0.69%	38,592	2006
	10.677319	10.600839	-0.72%	43,459	2005
	10.323232	10.677319	3.43%	35,186	2004
	10.000000	10.323232	3.23%	1,277	2003*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	19.608616	13.241435	-32.47%	345	2008
	20.194818	19.608616	-2.90%	400	2007
	18.056269	20.194818	11.84%	0	2006
	17.224664	18.056269	4.83%	0	2005
	14.457054	17.224664	19.14%	0	2004
	10.000000	14.457054	44.57%	0	2003*

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	16.807245	10.297195	-38.73%	34,776	2008
	16.378714	16.807245	2.62%	36,179	2007
	14.543176	16.378714	12.62%	39,328	2006
	14.245346	14.543176	2.09%	33,288	2005
	13.206031	14.245346	7.87%	16,909	2004
	10.000000	13.206031	32.06%	591	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	15.561767	10.690091	-31.31%	8,682	2008
	14.900926	15.561767	4.43%	8,958	2007
	13.116943	14.900926	13.60%	8,972	2006
	12.887330	13.116943	1.78%	9,034	2005
	12.580524	12.887330	2.44%	5,475	2004
	10.000000	12.580524	25.81%	0	2003*

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares - Q/NQ	13.450610	8.181366	-39.17%	0	2008
	15.511765	13.450610	-13.29%	0	2007
	15.328203	15.511765	1.20%	0	2006
	14.854584	15.328203	3.19%	0	2005
	13.684904	14.854584	8.55%	0	2004
	10.000000	13.684904	36.85%	0	2003*

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	14.539100	9.385058	-35.45%	0	2008
	16.503341	14.539100	-11.90%	820	2007
	14.492978	16.503341	13.87%	820	2006
	14.149785	14.492978	2.43%	1,780	2005
	13.219446	14.149785	7.04%	1,780	2004
	10.000000	13.219446	32.19%	820	2003*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	16.247344	11.169701	-31.25%	3,477	2008
	15.161558	16.247344	7.16%	5,555	2007
	13.395459	15.161558	13.18%	5,651	2006
	13.474483	13.395459	-0.59%	6,584	2005
	12.869591	13.474483	4.70%	11,793	2004
	10.000000	12.869591	28.70%	1,864	2003*

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	9.859308	9.554222	-3.09%	0	2008
	10.239603	9.859308	-3.71%	0	2007
	10.000000	10.239603	2.40%	0	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	10.592451	9.572078	-9.63%	12,589	2008
	10.307744	10.592451	2.76%	7,995	2007
	10.146617	10.307744	1.59%	8,001	2006
	10.278083	10.146617	-1.28%	7,269	2005
	10.176817	10.278083	1.00%	13,484	2004
	10.000000	10.176817	1.77%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	21.284594	11.922908	-43.98%	112,415	2008
	18.564834	21.284594	14.65%	120,504	2007
	17.042648	18.564834	8.93%	124,240	2006
	14.945652	17.042648	14.03%	117,420	2005
	13.276904	14.945652	12.57%	42,779	2004
	10.000000	13.276904	32.77%	247	2003*

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	21.602731	9.627506	-55.43%	1,525	2008
	15.175959	21.602731	42.35%	1,796	2007
	13.312384	15.175959	14.00%	893	2006
	10.000000	13.312384	33.12%	867	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	17.730262	9.910802	-44.10%	41,009	2008
	17.912718	17.730262	-1.02%	52,767	2007
	15.278856	17.912718	17.24%	49,699	2006
	14.804807	15.278856	3.20%	35,723	2005
	13.615971	14.804807	8.73%	16,587	2004
	10.000000	13.615971	36.16%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Freedom 2010 Portfolio: Service Class 2 - Q/NQ	12.071974	8.830182	-26.85%	41,770	2008
	11.391876	12.071974	5.97%	32,362	2007
	10.634532	11.391876	7.12%	22,383	2006
	10.000000	10.634532	6.35%	22,383	2005*

Fidelity Variable Insurance Products Fund - VIP Freedom 2020 Portfolio: Service Class 2 - Q/NQ	12.839348	8.433561	-34.31%	8,263	2008
	11.945798	12.839348	7.48%	3,141	2007
	10.939506	11.945798	9.20%	3,320	2006
	10.000000	10.939506	9.40%	1,543	2005*

Fidelity Variable Insurance Products Fund - VIP Freedom 2030 Portfolio: Service Class 2 - Q/NQ	13.358960	8.073400	-39.57%	2,884	2008
	12.304728	13.358960	8.57%	1,880	2007
	11.146499	12.304728	10.39%	689	2006
	10.000000	11.146499	11.46%	760	2005*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	18.445836	9.500149	-48.50%	16,667	2008
	14.900231	18.445836	23.80%	28,914	2007
	14.302283	14.900231	4.18%	19,994	2006
	13.867441	14.302283	3.14%	16,348	2005
	13.757097	13.867441	0.80%	10,191	2004
	10.000000	13.757097	37.57%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	10.752353	10.146594	-5.63%	130,047	2008
	10.569510	10.752353	1.73%	128,340	2007
	10.382638	10.569510	1.80%	53,900	2006
	10.423463	10.382638	-0.39%	15,624	2005
	10.234577	10.423463	1.85%	6,863	2004
	10.000000	10.234577	2.35%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	24.798281	14.638868	-40.97%	47,639	2008
	21.998042	24.798281	12.73%	55,788	2007
	20.019919	21.998042	9.88%	52,610	2006
	17.352899	20.019919	15.37%	50,434	2005
	14.240827	17.352899	21.85%	37,454	2004
	10.000000	14.240827	42.41%	1,784	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	24.894580	13.636359	-45.22%	0	2008
	21.759941	24.894580	14.41%	0	2007
	18.900290	21.759941	15.13%	0	2006
	16.276733	18.900290	16.12%	0	2005
	14.694842	16.276733	10.76%	0	2004
	10.000000	14.694842	46.95%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	16.773464	9.190244	-45.21%	2,537	2008
	14.660525	16.773464	14.41%	2,249	2007
	12.729500	14.660525	15.17%	802	2006
	10.966288	12.729500	16.08%	4,094	2005
	10.000000	10.966288	9.66%	2,087	2004*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	21.522738	10.247984	-52.39%	4,341	2008
	20.884511	21.522738	3.06%	8,829	2007
	18.415809	20.884511	13.41%	9,684	2006
	18.392126	18.415809	0.13%	11,830	2005
	16.528025	18.392126	11.28%	7,374	2004
	10.000000	16.528025	65.28%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	11.204194	7.703927	-31.24%	21,229	2008
	11.048415	11.204194	1.41%	17,578	2007
	10.000000	11.048415	10.48%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	15.636875	11.142412	-28.74%	78,367	2008
	16.440717	15.636875	-4.89%	84,198	2007
	14.359300	16.440717	14.50%	91,841	2006
	14.202226	14.359300	1.11%	95,611	2005
	13.089401	14.202226	8.50%	81,411	2004
	10.000000	13.089401	30.89%	1,773	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	20.076917	13.144924	-34.53%	1,831	2008
	21.042514	20.076917	-4.59%	1,332	2007
	18.400805	21.042514	14.36%	903	2006
	17.305842	18.400805	6.33%	390	2005
	14.306677	17.305842	20.96%	243	2004
	10.000000	14.306677	43.07%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	10.000000	6.555682	-34.44%	0	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	19.877955	9.195648	-53.74%	404	2008
	15.802849	19.877955	25.79%	10,592	2007
	12.612849	15.802849	25.29%	0	2006
	10.000000	12.612849	26.13%	0	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	22.855091	13.319472	-41.72%	0	2008
	20.253335	22.855091	12.85%	0	2007
	17.059617	20.253335	18.72%	0	2006
	15.840330	17.059617	7.70%	0	2005
	13.671628	15.840330	15.86%	0	2004
	10.000000	13.671628	36.72%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	16.517742	9.623909	-41.74%	72,617	2008
	14.638823	16.517742	12.84%	50,467	2007
	12.328820	14.638823	18.74%	20,766	2006
	11.451436	12.328820	7.66%	4,275	2005
	10.000000	11.451436	14.51%	1,446	2004*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	11.651706	12.096468	3.82%	10,760	2008
	10.736780	11.651706	8.52%	10,825	2007
	9.733150	10.736780	10.31%	1,278	2006
	10.000000	9.733150	-2.67%	271	2005*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	14.846990	12.181978	-17.95%	3,187	2008
	13.773618	14.846990	7.79%	4,227	2007
	12.760732	13.773618	7.94%	4,227	2006
	12.124747	12.760732	5.25%	2,022	2005
	11.453904	12.124747	5.86%	2,022	2004
	10.000000	11.453904	14.54%	0	2003*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	22.380155	12.182412	-45.57%	8,653	2008
	16.758438	22.380155	33.55%	2,227	2007
	15.710899	16.758438	6.67%	44	2006
	14.278499	15.710899	10.03%	44	2005
	12.382203	14.278499	15.31%	0	2004
	10.000000	12.382203	23.82%	0	2003*

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	16.944092	10.559733	-37.68%	0	2008
	16.334538	16.944092	3.73%	0	2007
	15.084946	16.334538	8.28%	782	2006
	13.912886	15.084946	8.42%	782	2005
	12.116869	13.912886	14.82%	0	2004
	10.000000	12.116869	21.17%	0	2003*

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	26.236627	12.255508	-53.29%	14,606	2008
	20.959542	26.236627	25.18%	6,475	2007
	14.615497	20.959542	43.41%	4,929	2006
	11.324784	14.615497	29.06%	0	2005
	10.000000	11.324784	13.25%	0	2004*

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	38.389251	17.925046	-53.31%	0	2008
	30.680913	38.389251	25.12%	0	2007
	21.404153	30.680913	43.34%	0	2006
	16.594691	21.404153	28.98%	0	2005
	14.303663	16.594691	16.02%	0	2004
	10.000000	14.303663	43.04%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	15.491985	9.542948	-38.40%	12,104	2008
	14.276544	15.491985	8.51%	12,346	2007
	13.610137	14.276544	4.90%	12,976	2006
	13.357900	13.610137	1.89%	14,313	2005
	12.538735	13.357900	6.53%	7,670	2004
	10.000000	12.538735	25.39%	0	2003*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	18.850203	12.392403	-34.26%	22,659	2008
	17.925254	18.850203	5.16%	23,214	2007
	15.216368	17.925254	17.80%	11,328	2006
	14.620099	15.216368	4.08%	8,267	2005
	13.025451	14.620099	12.24%	2,288	2004
	10.000000	13.025451	30.25%	0	2003*

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	14.091251	7.377444	-47.65%	1,512	2008
	13.968579	14.091251	0.88%	67,668	2007
	11.574497	13.968579	20.68%	35,221	2006
	10.000000	11.574497	15.74%	2,925	2005*

Neuberger Berman Advisers Management Trust - AMT Mid Cap Growth Portfolio: S Class - Q/NQ	20.974181	11.580361	-44.79%	725	2008
	17.561171	20.974181	19.43%	725	2007
	15.693430	17.561171	11.90%	725	2006
	14.153500	15.693430	10.88%	725	2005
	12.478426	14.153500	13.42%	680	2004
	10.000000	12.478426	24.78%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	12.547663	6.629323	-47.17%	5,462	2008
	12.457761	12.547663	0.72%	5,280	2007
	11.487543	12.457761	8.45%	4,797	2006
	10.000000	11.487543	14.88%	1,085	2005*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	10.185777	8.619490	-15.38%	135,352	2008
	9.946883	10.185777	2.40%	135,563	2007
	9.764882	9.946883	1.86%	70,232	2006
	9.846906	9.764882	-0.83%	27,774	2005
	9.995678	9.846906	-1.49%	9,573	2004
	10.000000	9.995678	-0.04%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	14.975331	8.859696	-40.84%	0	2008
	15.243514	14.975331	-1.76%	0	2007
	14.815381	15.243514	2.89%	0	2006
	14.728616	14.815381	0.59%	0	2005
	13.467966	14.728616	9.36%	0	2004
	10.000000	13.467966	34.68%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	16.481860	9.755869	-40.81%	7,420	2008
	15.670271	16.481860	5.18%	102,813	2007
	14.098104	15.670271	11.15%	46,164	2006
	13.496185	14.098104	4.46%	3,951	2005
	12.188212	13.496185	10.73%	201	2004
	10.000000	12.188212	21.88%	0	2003*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.787854	7.405025	-31.36%	109,704	2008
	10.398894	10.787854	3.74%	45,277	2007
	10.000000	10.398894	3.99%	9,597	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.448842	9.205400	-11.90%	49,890	2008
	10.381087	10.448842	0.65%	18,117	2007
	10.000000	10.381087	3.81%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	11.937617	7.160160	-40.02%	5,202	2008
	10.679747	11.937617	11.78%	1,470	2007
	10.000000	10.679747	6.80%	861	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	11.165468	6.088358	-45.47%	33,331	2008
	10.209164	11.165468	9.37%	22,112	2007
	10.000000	10.209164	2.09%	12,965	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	9.742939	5.898318	-39.46%	65,590	2008
	10.000000	9.742939	-2.57%	14,895	2007*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	13.912672	9.792993	-29.61%	0	2008
	13.802009	13.912672	0.80%	0	2007
	12.765207	13.802009	8.12%	0	2006
	12.754602	12.765207	0.08%	0	2005
	11.851518	12.754602	7.62%	0	2004
	10.000000	11.851518	18.52%	0	2003*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.319528	7.955693	-29.72%	15,109	2008
	11.225838	11.319528	0.83%	19,847	2007
	10.382986	11.225838	8.12%	14,647	2006
	10.000000	10.382986	3.83%	10,760	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class II - Q/NQ	47.764617	19.641159	-58.88%	0	2008
	33.658481	47.764617	41.91%	0	2007
	25.258281	33.658481	33.26%	0	2006
	19.525024	25.258281	29.36%	0	2005
	16.584878	19.525024	17.73%	0	2004
	10.000000	16.584878	65.85%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Gartmore NVIT Emerging Markets Fund: Class VI - Q/NQ	28.709434	11.824161	-58.81%	4,934	2008
	20.194833	28.709434	42.16%	16,657	2007
	15.128016	20.194833	33.49%	8,950	2006
	11.680295	15.128016	29.52%	1,083	2005
	10.000000	11.680295	16.80%	206	2004*

NVIT Gartmore NVIT Global Utilities Fund: Class II - Q/NQ	25.592420	16.718762	-34.67%	0	2008
	21.809493	25.592420	17.35%	0	2007
	16.245578	21.809493	34.25%	0	2006
	15.650079	16.245578	3.81%	0	2005
	12.357521	15.650079	26.64%	0	2004
	10.000000	12.357521	23.58%	0	2003*

NVIT Gartmore NVIT International Equity Fund: Class VI - Q/NQ	10.000000	5.424728	-45.75%	276	2008*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ	10.000000	5.076314	-49.24%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	10.000000	6.083121	-39.17%	137,551	2008*

NVIT NVIT Cardinal SM Aggressive Fund: Class II - Q/NQ	10.000000	6.316145	-36.84%	0	2008*

NVIT NVIT Cardinal SM Balanced Fund: Class II - Q/NQ	10.000000	7.868519	-21.31%	15,057	2008*

NVIT NVIT Cardinal SM Capital Appreciation Fund: Class II - Q/NQ	10.000000	7.150952	-28.49%	21,071	2008*

NVIT NVIT Cardinal SM Conservative Fund: Class II - Q/NQ	10.000000	9.011472	-9.89%	0	2008*

NVIT NVIT Cardinal SM Moderate Fund: Class II - Q/NQ	10.000000	7.506482	-24.94%	8,564	2008*

NVIT NVIT Cardinal SM Moderately Aggressive Fund: Class II - Q/NQ	10.000000	6.790204	-32.10%	2,738	2008*

NVIT NVIT Cardinal SM Moderately Conservative Fund: Class II - Q/NQ	10.000000	8.246084	-17.54%	17,643	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Core Bond Fund: Class II - Q/NQ	10.000000	9.773762	-2.26%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	10.000000	9.779546	-2.20%	0	2008*

NVIT NVIT Global Financial Services Fund: Class II - Q/NQ	20.468780	10.735390	-47.55%	0	2008
	21.242294	20.468780	-3.64%	0	2007
	18.095448	21.242294	17.39%	0	2006
	16.708483	18.095448	8.30%	0	2005
	14.154096	16.708483	18.05%	0	2004
	10.000000	14.154096	41.54%	0	2003*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	10.779417	11.350338	5.30%	137,910	2008
	10.292093	10.779417	4.73%	113,059	2007
	10.187930	10.292093	1.02%	39,744	2006
	10.092398	10.187930	0.95%	4,905	2005
	9.998525	10.092398	0.94%	12,567	2004
	10.000000	9.998525	-0.01%	0	2003*

NVIT NVIT Health Sciences Fund: Class II - Q/NQ	16.907763	12.329112	-27.08%	0	2008
	15.319101	16.907763	10.37%	0	2007
	15.298461	15.319101	0.13%	0	2006
	14.465240	15.298461	5.76%	0	2005
	13.757420	14.465240	5.15%	0	2004
	10.000000	13.757420	37.57%	0	2003*

NVIT NVIT Health Sciences Fund: Class VI - Q/NQ	11.458178	8.350324	-27.12%	758	2008
	10.376759	11.458178	10.42%	749	2007
	10.364450	10.376759	0.12%	795	2006
	9.795682	10.364450	5.81%	864	2005
	10.000000	9.795682	-2.04%	1,053	2004*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	11.545296	6.422245	-44.37%	2,235	2008
	10.798640	11.545296	6.91%	2,235	2007
	10.000000	10.798640	7.99%	2,235	2006*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.788746	10.829416	-8.14%	66,414	2008
	11.445670	11.788746	3.00%	43,928	2007
	11.028581	11.445670	3.78%	27,390	2006
	10.920596	11.028581	0.99%	28,779	2005
	10.675292	10.920596	2.30%	16,714	2004
	10.000000	10.675292	6.75%	189	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	13.360214	11.094772	-16.96%	272,116	2008
	12.912800	13.360214	3.46%	282,293	2007
	12.183035	12.912800	5.99%	151,432	2006
	11.927596	12.183035	2.14%	129,060	2005
	11.386917	11.927596	4.75%	72,246	2004
	10.000000	11.386917	13.87%	3,071	2003*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	15.058439	11.305038	-24.93%	1,066,781	2008
	14.581696	15.058439	3.27%	1,179,686	2007
	13.395569	14.581696	8.85%	1,188,217	2006
	13.007846	13.395569	2.98%	1,115,955	2005
	12.148707	13.007846	7.07%	545,188	2004
	10.000000	12.148707	21.49%	9,491	2003*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	17.293799	11.597705	-32.94%	1,175,971	2008
	16.668854	17.293799	3.75%	1,308,123	2007
	14.886787	16.668854	11.97%	1,351,278	2006
	14.222590	14.886787	4.67%	1,317,780	2005
	12.980195	14.222590	9.57%	733,942	2004
	10.000000	12.980195	29.80%	24,828	2003*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	18.988244	11.721990	-38.27%	1,079,756	2008
	18.335248	18.988244	3.56%	1,457,945	2007
	16.048897	18.335248	14.25%	1,516,197	2006
	15.210756	16.048897	5.51%	1,505,445	2005
	13.646654	15.210756	11.46%	1,107,146	2004
	10.000000	13.646654	36.47%	34,049	2003*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	19.926196	12.374975	-37.90%	12,885	2008
	18.954496	19.926196	5.13%	13,721	2007
	17.644672	18.954496	7.42%	13,733	2006
	16.101426	17.644672	9.58%	10,545	2005
	14.232843	16.101426	13.13%	6,388	2004
	10.000000	14.232843	42.33%	0	2003*

NVIT NVIT Money Market Fund: Class I - Q/NQ	10.193541	10.168821	-0.24%	130,246	2008
	9.952481	10.193541	2.42%	83,595	2007
	9.739697	9.952481	2.18%	25,032	2006
	9.704345	9.739697	0.36%	24,990	2005
	9.847816	9.704345	-1.46%	24,634	2004
	10.000000	9.847816	-1.52%	0	2003*

NVIT NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ	10.000000	6.031868	-39.68%	111,453	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager International Value Fund: Class II - Q/NQ	21.081183	11.028378	-47.69%	0	2008
	21.000395	21.081183	0.38%	0	2007
	17.550599	21.000395	19.66%	0	2006
	16.060464	17.550599	9.28%	0	2005
	13.691710	16.060464	17.30%	0	2004
	10.000000	13.691710	36.92%	0	2003*

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	14.983816	7.842591	-47.66%	40,829	2008
	14.927872	14.983816	0.37%	53,110	2007
	12.475221	14.927872	19.66%	17,711	2006
	11.414522	12.475221	9.29%	1,858	2005
	10.000000	11.414522	14.15%	0	2004*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	10.000000	6.264498	-37.36%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	10.000000	6.252676	-37.47%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	10.000000	6.175408	-38.25%	44,015	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	10.000000	6.655774	-33.44%	84,487	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ	17.155884	8.965269	-47.74%	1,437	2008
	16.030021	17.155884	7.02%	1,238	2007
	15.922746	16.030021	0.67%	0	2006
	15.118582	15.922746	5.32%	0	2005
	13.666814	15.118582	10.62%	0	2004
	10.000000	13.666814	36.67%	0	2003*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	19.824037	13.118248	-33.83%	511	2008
	21.863580	19.824037	-9.33%	524	2007
	19.099944	21.863580	14.47%	420	2006
	19.009541	19.099944	0.48%	0	2005
	16.621856	19.009541	14.36%	0	2004
	10.000000	16.621856	66.22%	0	2003*

NVIT NVIT Multi-Manager Small Company Fund: Class II - Q/NQ	20.152532	12.142994	-39.74%	7,723	2008
	20.235659	20.152532	-0.41%	7,116	2007
	18.523315	20.235659	9.24%	5,627	2006
	16.917200	18.523315	9.49%	498	2005
	14.569685	16.917200	16.11%	0	2004
	10.000000	14.569685	45.70%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	11.827858	9.562503	-19.15%	4,744	2008
	11.566627	11.827858	2.26%	4,826	2007
	11.286066	11.566627	2.49%	4,100	2006
	11.298800	11.286066	-0.11%	10,201	2005
	10.849921	11.298800	4.14%	5,537	2004
	10.000000	10.849921	8.50%	0	2003*

NVIT NVIT Nationwide Fund: Class II - Q/NQ	17.095259	9.756608	-42.93%	98,695	2008
	16.211278	17.095259	5.45%	78,643	2007
	14.623648	16.211278	10.86%	34,522	2006
	13.975414	14.623648	4.64%	4,308	2005
	13.052629	13.975414	7.07%	453	2004
	10.000000	13.052629	30.53%	0	2003*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.000000	9.793605	-2.06%	247	2008*

NVIT NVIT Technology and Communications Fund: Class II - Q/NQ	19.019086	9.520326	-49.94%	0	2008
	16.215990	19.019086	17.29%	0	2007
	14.987967	16.215990	8.19%	0	2006
	15.451782	14.987967	-3.00%	0	2005
	15.194664	15.451782	1.69%	0	2004
	10.000000	15.194664	51.95%	0	2003*

NVIT NVIT Technology and Communications Fund: Class VI - Q/NQ	13.344878	6.677402	-49.96%	1,634	2008
	11.386935	13.344878	17.19%	607	2007
	10.475317	11.386935	8.70%	0	2006
	10.799472	10.475317	-3.00%	0	2005
	10.000000	10.799472	7.99%	0	2004*

NVIT NVIT U.S. Growth Leaders Fund: Class II - Q/NQ	20.614718	11.793695	-42.79%	2,859	2008
	17.271789	20.614718	19.35%	3,313	2007
	17.758041	17.271789	-2.74%	7,175	2006
	16.262915	17.758041	9.19%	7,273	2005
	14.841506	16.262915	9.58%	2,790	2004
	10.000000	14.841506	48.42%	0	2003*

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	16.934889	10.392120	-38.63%	28,403	2008
	17.790645	16.934889	-4.81%	64,228	2007
	15.748527	17.790645	12.97%	39,777	2006
	15.497598	15.748527	1.62%	17,141	2005
	13.540723	15.497598	14.45%	9,871	2004
	10.000000	13.540723	35.41%	0	2003*

NVIT Van Kampen NVIT Real Estate Fund: Class II - Q/NQ	10.000000	5.548014	-44.52%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	16.973093	9.014843	-46.89%	20,615	2008
	15.252099	16.973093	11.28%	19,137	2007
	14.489237	15.252099	5.27%	22,137	2006
	14.134491	14.489237	2.51%	23,039	2005
	13.562508	14.134491	4.22%	14,946	2004
	10.000000	13.562508	35.63%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	15.210864	8.869191	-41.69%	8,165	2008
	14.673899	15.210864	3.66%	8,372	2007
	12.786011	14.673899	14.77%	7,397	2006
	11.468391	12.786011	11.49%	6,015	2005
	10.000000	11.468391	14.68%	0	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	23.177337	13.517915	-41.68%	0	2008
	22.354371	23.177337	3.68%	0	2007
	19.484250	22.354371	14.73%	0	2006
	17.474413	19.484250	11.50%	0	2005
	15.037620	17.474413	16.20%	0	2004
	10.000000	15.037620	50.38%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	9.503199	1.984921	-79.11%	0	2008
	10.000000	9.503199	-4.97%	0	2007*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	13.235262	2.771844	-79.06%	0	2008
	13.605388	13.235262	-2.72%	0	2007
	12.742044	13.605388	6.78%	0	2006
	12.778313	12.742044	-0.28%	0	2005
	12.022598	12.778313	6.29%	0	2004
	10.000000	12.022598	20.23%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	16.405148	9.841516	-40.01%	87,008	2008
	16.115779	16.405148	1.80%	78,527	2007
	14.365531	16.115779	12.18%	44,655	2006
	13.897389	14.365531	3.37%	10,379	2005
	13.025936	13.897389	6.69%	4,800	2004
	10.000000	13.025936	30.26%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ	20.263408	12.279250	-39.40%	21,939	2008
	21.025158	20.263408	-3.62%	14,577	2007
	18.758181	21.025158	12.09%	5,993	2006
	17.489490	18.758181	7.25%	380	2005
	15.012537	17.489490	16.50%	0	2004
	10.000000	15.012537	50.13%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB - Q/NQ	14.227984	8.525513	-40.08%	8,590	2008
	15.492983	14.227984	-8.16%	10,067	2007
	13.673036	15.492983	13.31%	10,135	2006
	13.291895	13.673036	2.87%	11,629	2005
	12.237939	13.291895	8.61%	10,465	2004
	10.000000	12.237939	22.38%	0	2003*

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	20.767014	11.377179	-45.22%	0	2008
	19.607144	20.767014	5.92%	0	2007
	15.704009	19.607144	24.85%	0	2006
	14.317960	15.704009	9.68%	0	2005
	12.605837	14.317960	13.58%	0	2004
	10.000000	12.605837	26.06%	0	2003*

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	13.165195	8.102986	-38.45%	4,181	2008
	12.765218	13.165195	3.13%	4,903	2007
	12.385068	12.765218	3.07%	4,903	2006
	11.986914	12.385068	3.32%	5,004	2005
	11.675220	11.986914	2.67%	2,977	2004
	10.000000	11.675220	16.75%	721	2003*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	13.096589	7.341405	-43.94%	66,490	2008
	11.911970	13.096589	9.94%	29,726	2007
	11.145643	11.911970	6.88%	3,191	2006
	10.000000	11.145643	11.46%	2,376	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	12.237592	7.623694	-37.70%	16,989	2008
	12.152637	12.237592	0.70%	16,214	2007
	10.477665	12.152637	15.99%	11,617	2006
	10.000000	10.477665	4.78%	2,525	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.433686	10.332080	-0.97%	3,097	2008
	10.144831	10.433686	2.85%	842	2007
	9.976101	10.144831	1.69%	0	2006
	10.000000	9.976101	-0.24%	0	2005*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.827458	9.477206	-12.47%	78,386	2008
	10.528615	10.827458	2.84%	92,864	2007
	10.399944	10.528615	1.24%	35,404	2006
	10.235988	10.399944	1.60%	10,038	2005
	10.061769	10.235988	1.73%	1,247	2004
	10.000000	10.061769	0.62%	0	2003*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	16.592799	13.789680	-16.89%	0	2008
	15.956447	16.592799	3.99%	0	2007
	14.731199	15.956447	8.32%	0	2006
	13.438445	14.731199	9.62%	0	2005
	12.488971	13.438445	7.60%	0	2004
	10.000000	12.488971	24.89%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	22.148461	13.409979	-39.45%	6,054	2008
	27.392875	22.148461	-19.15%	3,349	2007
	20.354072	27.392875	34.58%	6,735	2006
	17.833735	20.354072	14.13%	3,399	2005
	13.407628	17.833735	33.01%	17,598	2004
	10.000000	13.407628	34.08%	0	2003*

Additional Contract Options Elected (Total 2.30%)
(Variable account charges of 2.30% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	17.009003	7.991960	-53.01%	5,273	2008
	17.177393	17.009003	-0.98%	7,329	2007
	15.566165	17.177393	10.35%	8,478	2006
	15.111304	15.566165	3.01%	8,571	2005
	13.954516	15.111304	8.29%	12,708	2004
	10.000000	13.954516	39.55%	467	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	16.525352	9.262697	-43.95%	1,274	2008
	15.140132	16.525352	9.15%	1,383	2007
	14.610497	15.140132	3.63%	1,442	2006
	13.772007	14.610497	6.09%	2,326	2005
	13.256686	13.772007	3.89%	24,552	2004
	10.000000	13.256686	32.57%	454	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	20.432222	10.553738	-48.35%	5,106	2008
	18.920139	20.432222	7.99%	794	2007
	16.656569	18.920139	13.59%	3,537	2006
	15.601818	16.656569	6.76%	0	2005
	13.853695	15.601818	12.62%	373	2004
	10.000000	13.853695	38.54%	434	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	17.654334	10.228659	-42.06%	7,450	2008
	17.234567	17.654334	2.44%	7,496	2007
	15.078192	17.234567	14.30%	8,444	2006
	14.754015	15.078192	2.20%	8,575	2005
	13.577608	14.754015	8.66%	8,940	2004
	10.000000	13.577608	35.78%	1,833	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	19.684436	12.356226	-37.23%	4,340	2008
	19.847239	19.684436	-0.82%	0	2007
	17.787053	19.847239	11.58%	0	2006
	17.072377	17.787053	4.19%	0	2005
	14.674992	17.072377	16.34%	0	2004
	10.000000	14.674992	46.75%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	16.656567	10.621401	-36.23%	404	2008
	17.125135	16.656567	-2.74%	728	2007
	15.004311	17.125135	14.13%	782	2006
	14.692774	15.004311	2.12%	871	2005
	13.358781	14.692774	9.99%	895	2004
	10.000000	13.358781	33.59%	141	2003*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II - Q/NQ	22.408037	12.062373	-46.17%	0	2008
	19.452720	22.408037	15.19%	0	2007
	15.960264	19.452720	21.88%	0	2006
	14.442011	15.960264	10.51%	0	2005
	12.879046	14.442011	12.14%	0	2004
	10.000000	12.879046	28.79%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV - Q/NQ	17.350875	9.331295	-46.22%	184	2008
	15.064825	17.350875	15.17%	184	2007
	12.348132	15.064825	22.00%	184	2006
	11.186668	12.348132	10.38%	212	2005
	10.000000	11.186668	11.87%	219	2004*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	12.466537	9.194334	-26.25%	18,397	2008
	13.078908	12.466537	-4.68%	1,129	2007
	11.133943	13.078908	17.47%	3,600	2006
	10.000000	11.133943	11.34%	2,771	2005*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II - Q/NQ	15.514128	8.844204	-42.99%	2,280	2008
	13.142149	15.514128	18.05%	2,533	2007
	13.922532	13.142149	-5.61%	2,621	2006
	13.973396	13.922532	-0.36%	3,052	2005
	12.932735	13.973396	8.05%	7,356	2004
	10.000000	12.932735	29.33%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	16.496148	11.796422	-28.49%	18,004	2008
	17.833512	16.496148	-7.50%	14,747	2007
	15.407286	17.833512	15.75%	17,068	2006
	15.038867	15.407286	2.45%	16,918	2005
	13.481870	15.038867	11.55%	14,741	2004
	10.000000	13.481870	34.82%	802	2003*

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class II - Q/NQ	16.356694	8.195330	-49.90%	500	2008
	11.999967	16.356694	36.31%	19,562	2007
	11.280569	11.999967	6.38%	801	2006
	10.000000	11.280569	12.81%	125	2005*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	11.237420	10.804542	-3.85%	64,878	2008
	10.505971	11.237420	6.96%	26,275	2007
	10.584599	10.505971	-0.74%	14,801	2006
	10.666402	10.584599	-0.77%	20,457	2005
	10.317953	10.666402	3.38%	6,133	2004
	10.000000	10.317953	3.18%	1,439	2003*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	19.559767	13.201674	-32.51%	1,241	2008
	20.154878	19.559767	-2.95%	448	2007
	18.029765	20.154878	11.79%	422	2006
	17.208156	18.029765	4.77%	860	2005
	14.450589	17.208156	19.08%	3,439	2004
	10.000000	14.450589	44.51%	0	2003*

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	16.765403	10.266291	-38.77%	22,348	2008
	16.346335	16.765403	2.56%	13,078	2007
	14.521814	16.346335	12.56%	15,067	2006
	14.231683	14.521814	2.04%	12,772	2005
	13.200110	14.231683	7.81%	6,631	2004
	10.000000	13.200110	32.00%	2,617	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	15.522995	10.657988	-31.34%	6,829	2008
	14.871448	15.522995	4.38%	707	2007
	13.097671	14.871448	13.54%	707	2006
	12.874963	13.097671	1.73%	544	2005
	12.574887	12.874963	2.39%	586	2004
	10.000000	12.574887	25.75%	641	2003*

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares - Q/NQ	13.417089	8.156780	-39.21%	0	2008
	15.481086	13.417089	-13.33%	0	2007
	15.305702	15.481086	1.15%	0	2006
	14.840344	15.305702	3.14%	0	2005
	13.678782	14.840344	8.49%	0	2004
	10.000000	13.678782	36.79%	238	2003*

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	14.502872	9.356868	-35.48%	0	2008
	16.470703	14.502872	-11.95%	0	2007
	14.471698	16.470703	13.81%	0	2006
	14.136221	14.471698	2.37%	0	2005
	13.213530	14.136221	6.98%	0	2004
	10.000000	13.213530	32.14%	0	2003*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	16.206899	11.136185	-31.29%	0	2008
	15.131593	16.206899	7.11%	0	2007
	13.375795	15.131593	13.13%	0	2006
	13.461571	13.375795	-0.64%	0	2005
	12.863838	13.461571	4.65%	0	2004
	10.000000	12.863838	28.64%	0	2003*

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	9.850905	9.541197	-3.14%	0	2008
	10.236138	9.850905	-3.76%	0	2007
	10.000000	10.236138	2.36%	0	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	10.566036	9.543325	-9.68%	18,961	2008
	10.287329	10.566036	2.71%	16,070	2007
	10.131702	10.287329	1.54%	14,534	2006
	10.268223	10.131702	-1.33%	15,830	2005
	10.172250	10.268223	0.94%	15,084	2004
	10.000000	10.172250	1.72%	1,748	2003*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	21.231594	11.887115	-44.01%	30,100	2008
	18.528130	21.231594	14.59%	42,796	2007
	17.017632	18.528130	8.88%	70,860	2006
	14.931325	17.017632	13.97%	89,437	2005
	13.270967	14.931325	12.51%	33,814	2004
	10.000000	13.270967	32.71%	5,012	2003*

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	21.573326	9.609469	-55.46%	7,705	2008
	15.163091	21.573326	42.28%	22,454	2007
	13.307881	15.163091	13.94%	4,829	2006
	10.000000	13.307881	33.08%	992	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	17.686113	9.881046	-44.13%	17,833	2008
	17.877300	17.686113	-1.07%	21,264	2007
	15.256422	17.877300	17.18%	13,607	2006
	14.790610	15.256422	3.15%	13,459	2005
	13.609869	14.790610	8.68%	11,559	2004
	10.000000	13.609869	36.10%	1,962	2003*

Fidelity Variable Insurance Products Fund - VIP Freedom 2010 Portfolio: Service Class 2 - Q/NQ	12.055503	8.813630	-26.89%	2,603	2008
	11.382194	12.055503	5.92%	1,689	2007
	10.630924	11.382194	7.07%	1,689	2006
	10.000000	10.630924	6.31%	789	2005*

Fidelity Variable Insurance Products Fund - VIP Freedom 2020 Portfolio: Service Class 2 - Q/NQ	12.821849	8.417740	-34.35%	5,051	2008
	11.935664	12.821849	7.42%	81,499	2007
	10.935802	11.935664	9.14%	6,444	2006
	10.000000	10.935802	9.36%	6,444	2005*

Fidelity Variable Insurance Products Fund - VIP Freedom 2030 Portfolio: Service Class 2 - Q/NQ	13.340761	8.058275	-39.60%	3,238	2008
	12.294282	13.340761	8.51%	1,553	2007
	11.142720	12.294282	10.33%	2,047	2006
	10.000000	11.142720	11.43%	1,159	2005*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	18.399897	9.471628	-48.52%	6,355	2008
	14.870760	18.399897	23.73%	17,215	2007
	14.281288	14.870760	4.13%	4,037	2006
	13.854142	14.281288	3.08%	2,216	2005
	13.750936	13.854142	0.75%	1,954	2004
	10.000000	13.750936	37.51%	142	2003*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	10.725576	10.116151	-5.68%	57,433	2008
	10.548602	10.725576	1.68%	33,213	2007
	10.367395	10.548602	1.75%	27,475	2006
	10.413473	10.367395	-0.44%	30,015	2005
	10.229990	10.413473	1.79%	14,214	2004
	10.000000	10.229990	2.30%	1,208	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	24.736512	14.594916	-41.00%	35,829	2008
	21.954539	24.736512	12.67%	24,447	2007
	19.990528	21.954539	9.82%	47,082	2006
	17.336262	19.990528	15.31%	67,537	2005
	14.234449	17.336262	21.79%	17,558	2004
	10.000000	14.234449	42.34%	633	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	24.832533	13.595396	-45.25%	448	2008
	21.716874	24.832533	14.35%	448	2007
	18.872516	21.716874	15.07%	448	2006
	16.261101	18.872516	16.06%	448	2005
	14.688244	16.261101	10.71%	448	2004
	10.000000	14.688244	46.88%	448	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	16.742107	9.168371	-45.24%	5,780	2008
	14.640636	16.742107	14.35%	4,050	2007
	12.718704	14.640636	15.11%	878	2006
	10.962580	12.718704	16.02%	693	2005
	10.000000	10.962580	9.63%	87	2004*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	21.469174	10.217220	-52.41%	835	2008
	20.843249	21.469174	3.00%	1,323	2007
	18.388802	20.843249	13.35%	1,323	2006
	18.374502	18.388802	0.08%	1,223	2005
	16.520633	18.374502	11.22%	2,164	2004
	10.000000	16.520633	65.21%	78	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	11.194646	7.693418	-31.28%	12,979	2008
	11.044680	11.194646	1.36%	8,304	2007
	10.000000	11.044680	10.45%	31,102	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	15.597923	11.108969	-28.78%	32,357	2008
	16.408204	15.597923	-4.94%	36,032	2007
	14.338212	16.408204	14.44%	41,176	2006
	14.188607	14.338212	1.05%	47,254	2005
	13.083537	14.188607	8.45%	24,897	2004
	10.000000	13.083537	30.84%	1,736	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	20.026926	13.105461	-34.56%	11,638	2008
	21.000927	20.026926	-4.64%	1,884	2007
	18.373806	21.000927	14.30%	2,039	2006
	17.289265	18.373806	6.27%	473	2005
	14.300269	17.289265	20.90%	178	2004
	10.000000	14.300269	43.00%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	10.000000	6.553439	-34.47%	0	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	19.850900	9.178418	-53.76%	5,940	2008
	15.789451	19.850900	25.72%	7,231	2007
	12.608573	15.789451	25.23%	6,161	2006
	10.000000	12.608573	26.09%	1,160	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	22.798165	13.279480	-41.75%	0	2008
	20.213295	22.798165	12.79%	0	2007
	17.034584	20.213295	18.66%	0	2006
	15.825148	17.034584	7.64%	0	2005
	13.665513	15.825148	15.80%	0	2004
	10.000000	13.665513	36.66%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	16.486849	9.600976	-41.77%	37,462	2008
	14.618971	16.486849	12.78%	13,700	2007
	12.318381	14.618971	18.68%	2,701	2006
	11.447566	12.318381	7.61%	856	2005
	10.000000	11.447566	14.48%	0	2004*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	11.635851	12.073830	3.76%	2,640	2008
	10.727678	11.635851	8.47%	1,583	2007
	9.729853	10.727678	10.26%	1,609	2006
	10.000000	9.729853	-2.70%	1,540	2005*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	14.810019	12.145432	-17.99%	8,277	2008
	13.746388	14.810019	7.74%	8,597	2007
	12.742004	13.746388	7.88%	3,757	2006
	12.113119	12.742004	5.19%	3,757	2005
	11.448775	12.113119	5.80%	4,584	2004
	10.000000	11.448775	14.49%	4,584	2003*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	22.324473	12.145867	-45.59%	37,567	2008
	16.725332	22.324473	33.48%	5,712	2007
	15.687863	16.725332	6.61%	0	2006
	14.264830	15.687863	9.98%	0	2005
	12.376674	14.264830	15.26%	0	2004
	10.000000	12.376674	23.77%	387	2003*

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	16.903706	10.529165	-37.71%	537	2008
	16.303985	16.903706	3.68%	537	2007
	15.064405	16.303985	8.23%	537	2006
	13.901030	15.064405	8.37%	537	2005
	12.112736	13.901030	14.76%	537	2004
	10.000000	12.112736	21.13%	537	2003*

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	26.187552	12.226299	-53.31%	5,697	2008
	20.931098	26.187552	25.11%	9,731	2007
	14.603102	20.931098	43.33%	16,681	2006
	11.320948	14.603102	28.99%	0	2005
	10.000000	11.320948	13.21%	0	2004*

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	38.293639	17.871206	-53.33%	0	2008
	30.620244	38.293639	25.06%	0	2007
	21.372724	30.620244	43.27%	0	2006
	16.578769	21.372724	28.92%	0	2005
	14.297256	16.578769	15.96%	0	2004
	10.000000	14.297256	42.97%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	15.453408	9.514304	-38.43%	3,965	2008
	14.248328	15.453408	8.46%	4,781	2007
	13.590161	14.248328	4.84%	4,831	2006
	13.345092	13.590161	1.84%	4,888	2005
	12.533128	13.345092	6.48%	4,960	2004
	10.000000	12.533128	25.33%	722	2003*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	18.803264	12.355204	-34.29%	27,615	2008
	17.889816	18.803264	5.11%	6,873	2007
	15.194031	17.889816	17.74%	8,329	2006
	14.606086	15.194031	4.03%	10,809	2005
	13.019620	14.606086	12.19%	6,928	2004
	10.000000	13.019620	30.20%	1,946	2003*

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	14.072032	7.363603	-47.67%	148	2008
	13.956703	14.072032	0.83%	8,365	2007
	11.570562	13.956703	20.62%	4,561	2006
	10.000000	11.570562	15.71%	0	2005*

Neuberger Berman Advisers Management Trust - AMT Mid Cap Growth Portfolio: S Class - Q/NQ	20.920615	11.544858	-44.82%	518	2008
	17.525334	20.920615	19.37%	518	2007
	15.669395	17.525334	11.84%	518	2006
	14.139029	15.669395	10.82%	518	2005
	12.472049	14.139029	13.37%	518	2004
	10.000000	12.472049	24.72%	622	2003*

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	12.530566	6.616899	-47.19%	405	2008
	12.447196	12.530566	0.67%	898	2007
	11.483661	12.447196	8.39%	320	2006
	10.000000	11.483661	14.84%	0	2005*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	10.160396	8.593607	-15.42%	33,327	2008
	9.927203	10.160396	2.35%	21,899	2007
	9.750532	9.927203	1.81%	9,248	2006
	9.837446	9.750532	-0.88%	3,491	2005
	9.991187	9.837446	-1.54%	2,468	2004
	10.000000	9.991187	-0.09%	307	2003*

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	14.938033	8.833096	-40.87%	1,716	2008
	15.213377	14.938033	-1.81%	183	2007
	14.793639	15.213377	2.84%	183	2006
	14.714497	14.793639	0.54%	183	2005
	13.461934	14.714497	9.30%	357	2004
	10.000000	13.461934	34.62%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	16.442567	9.727621	-40.84%	7,509	2008
	15.640952	16.442567	5.13%	23,212	2007
	14.078903	15.640952	11.09%	16,823	2006
	13.484673	14.078903	4.41%	10,582	2005
	12.184056	13.484673	10.67%	11,855	2004
	10.000000	12.184056	21.84%	0	2003*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.778659	7.394927	-31.39%	466,605	2008
	10.395373	10.778659	3.69%	35,564	2007
	10.000000	10.395373	3.95%	7,370	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.439925	9.192839	-11.95%	348,972	2008
	10.377569	10.439925	0.60%	1,985	2007
	10.000000	10.377569	3.78%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	11.927430	7.150385	-40.05%	17,787	2008
	10.676121	11.927430	11.72%	0	2007
	10.000000	10.676121	6.76%	47,771	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	11.155936	6.080041	-45.50%	27,920	2008
	10.205698	11.155936	9.31%	8,109	2007
	10.000000	10.205698	2.06%	416	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	9.739606	5.893277	-39.49%	539,175	2008
	10.000000	9.739606	-2.60%	2,043	2007*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	13.878013	9.763592	-29.65%	0	2008
	13.774706	13.878013	0.75%	0	2007
	12.746458	13.774706	8.07%	0	2006
	12.742365	12.746458	0.03%	0	2005
	11.846198	12.742365	7.57%	0	2004
	10.000000	11.846198	18.46%	535	2003*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.304100	7.940779	-29.75%	9,074	2008
	11.216305	11.304100	0.78%	4,816	2007
	10.379470	11.216305	8.06%	4,656	2006
	10.000000	10.379470	3.79%	4,656	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class II - Q/NQ	47.645783	19.582226	-58.90%	0	2008
	33.591997	47.645783	41.84%	0	2007
	25.221251	33.591997	33.19%	0	2006
	19.506334	25.221251	29.30%	0	2005
	16.577470	19.506334	17.67%	0	2004
	10.000000	16.577470	65.77%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Gartmore NVIT Emerging Markets Fund: Class VI - Q/NQ	28.655761	11.795989	-58.84%	3,244	2008
	20.167432	28.655761	42.09%	8,826	2007
	15.115197	20.167432	33.42%	2,503	2006
	11.676345	15.115197	29.45%	1,013	2005
	10.000000	11.676345	16.76%	0	2004*

NVIT Gartmore NVIT Global Utilities Fund: Class II - Q/NQ	25.528716	16.668594	-34.71%	0	2008
	21.766393	25.528716	17.29%	0	2007
	16.221749	21.766393	34.18%	0	2006
	15.635103	16.221749	3.75%	0	2005
	12.352000	15.635103	26.58%	0	2004
	10.000000	12.352000	23.52%	0	2003*

NVIT Gartmore NVIT International Equity Fund: Class VI - Q/NQ	10.000000	5.422874	-45.77%	10,234	2008*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ	10.000000	5.074574	-49.25%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	10.000000	6.081035	-39.19%	34,364	2008*

NVIT NVIT Cardinal SM Aggressive Fund: Class II - Q/NQ	10.000000	6.313982	-36.86%	103	2008*

NVIT NVIT Cardinal SM Balanced Fund: Class II - Q/NQ	10.000000	7.865828	-21.34%	208,947	2008*

NVIT NVIT Cardinal SM Capital Appreciation Fund: Class II - Q/NQ	10.000000	7.148507	-28.51%	245,006	2008*

NVIT NVIT Cardinal SM Conservative Fund: Class II - Q/NQ	10.000000	9.008401	-9.92%	39,495	2008*

NVIT NVIT Cardinal SM Moderate Fund: Class II - Q/NQ	10.000000	7.503919	-24.96%	55,051	2008*

NVIT NVIT Cardinal SM Moderately Aggressive Fund: Class II - Q/NQ	10.000000	6.787876	-32.12%	156,282	2008*

NVIT NVIT Cardinal SM Moderately Conservative Fund: Class II - Q/NQ	10.000000	8.243260	-17.57%	65,367	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Core Bond Fund: Class II - Q/NQ	10.000000	9.770424	-2.30%	7,147	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	10.000000	9.776210	-2.24%	6,834	2008*

NVIT NVIT Global Financial Services Fund: Class II - Q/NQ	20.417798	10.703149	-47.58%	0	2008
	21.200305	20.417798	-3.69%	0	2007
	18.068893	21.200305	17.33%	1,066	2006
	16.692476	18.068893	8.25%	1,103	2005
	14.147762	16.692476	17.99%	1,103	2004
	10.000000	14.147762	41.48%	0	2003*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	10.752526	11.316250	5.24%	64,593	2008
	10.271709	10.752526	4.68%	23,186	2007
	10.172939	10.271709	0.97%	16,256	2006
	10.082699	10.172939	0.89%	17,337	2005
	9.994036	10.082699	0.89%	13,847	2004
	10.000000	9.994036	-0.06%	309	2003*

NVIT NVIT Health Sciences Fund: Class II - Q/NQ	16.865642	12.292090	-27.12%	0	2008
	15.288797	16.865642	10.31%	0	2007
	15.275997	15.288797	0.08%	0	2006
	14.451367	15.275997	5.71%	0	2005
	13.751262	14.451367	5.09%	1,085	2004
	10.000000	13.751262	37.51%	0	2003*

NVIT NVIT Health Sciences Fund: Class VI - Q/NQ	11.436731	8.330419	-27.16%	0	2008
	10.362662	11.436731	10.36%	0	2007
	10.355653	10.362662	0.07%	0	2006
	9.792370	10.355653	5.75%	827	2005
	10.000000	9.792370	-2.08%	1,062	2004*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	11.535449	6.413474	-44.40%	2,654	2008
	10.794987	11.535449	6.86%	0	2007
	10.000000	10.794987	7.95%	0	2006*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.759376	10.796914	-8.18%	43,202	2008
	11.423014	11.759376	2.94%	42,177	2007
	11.012370	11.423014	3.73%	36,044	2006
	10.910111	11.012370	0.94%	35,861	2005
	10.670507	10.910111	2.25%	35,539	2004
	10.000000	10.670507	6.71%	392	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	13.326911	11.061455	-17.00%	81,977	2008
	12.887234	13.326911	3.41%	52,527	2007
	12.165117	12.887234	5.94%	56,472	2006
	11.916137	12.165117	2.09%	66,837	2005
	11.381802	11.916137	4.69%	94,238	2004
	10.000000	11.381802	13.82%	20,065	2003*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	15.020895	11.271078	-24.96%	287,318	2008
	14.552819	15.020895	3.22%	210,816	2007
	13.375868	14.552819	8.80%	219,907	2006
	12.995346	13.375868	2.93%	234,975	2005
	12.143248	12.995346	7.02%	184,863	2004
	10.000000	12.143248	21.43%	40,693	2003*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	17.250735	11.562898	-32.97%	231,434	2008
	16.635903	17.250735	3.70%	236,913	2007
	14.864940	16.635903	11.91%	250,557	2006
	14.208967	14.864940	4.62%	254,959	2005
	12.974386	14.208967	9.52%	152,993	2004
	10.000000	12.974386	29.74%	46,765	2003*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	18.940954	11.686794	-38.30%	369,957	2008
	18.299007	18.940954	3.51%	406,777	2007
	16.025349	18.299007	14.19%	467,466	2006
	15.196187	16.025349	5.46%	517,511	2005
	13.640553	15.196187	11.40%	401,322	2004
	10.000000	13.640553	36.41%	29,774	2003*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	19.876563	12.337819	-37.93%	6,915	2008
	18.917010	19.876563	5.07%	307	2007
	17.618761	18.917010	7.37%	385	2006
	16.085989	17.618761	9.53%	2,763	2005
	14.226488	16.085989	13.07%	17,797	2004
	10.000000	14.226488	42.26%	0	2003*

NVIT NVIT Money Market Fund: Class I - Q/NQ	10.167942	10.138094	-0.29%	78,953	2008
	9.932596	10.167942	2.37%	19,928	2007
	9.725197	9.932596	2.13%	25,346	2006
	9.694844	9.725197	0.31%	35,240	2005
	9.843208	9.694844	-1.51%	10,052	2004
	10.000000	9.843208	-1.57%	978	2003*

NVIT NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ	10.000000	6.029803	-39.70%	13,997	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager International Value Fund: Class II - Q/NQ	21.030912	10.996427	-47.71%	0	2008
	20.961096	21.030912	0.33%	94	2007
	17.526693	20.961096	19.60%	109	2006
	16.046770	17.526693	9.22%	179	2005
	13.687034	16.046770	17.24%	186	2004
	10.000000	13.687034	36.87%	0	2003*

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	14.955775	7.823905	-47.69%	16,935	2008
	14.907610	14.955775	0.32%	6,913	2007
	12.464647	14.907610	19.60%	2,813	2006
	11.410668	12.464647	9.24%	1,333	2005
	10.000000	11.410668	14.11%	0	2004*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	10.000000	6.262350	-37.38%	462	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	10.000000	6.250529	-37.49%	483	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	10.000000	6.173291	-38.27%	5,436	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	10.000000	6.653502	-33.46%	9,903	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ	17.113159	8.938350	-47.77%	2,623	2008
	15.998343	17.113159	6.97%	4,144	2007
	15.899389	15.998343	0.62%	1,953	2006
	15.104108	15.899389	5.27%	1,817	2005
	13.660706	15.104108	10.57%	14,277	2004
	10.000000	13.660706	36.61%	0	2003*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	19.774663	13.078860	-33.86%	1,694	2008
	21.820354	19.774663	-9.38%	2,031	2007
	19.071913	21.820354	14.41%	2,066	2006
	18.991325	19.071913	0.42%	2,911	2005
	16.614418	18.991325	14.31%	2,402	2004
	10.000000	16.614418	66.14%	432	2003*

NVIT NVIT Multi-Manager Small Company Fund: Class II - Q/NQ	20.102337	12.106536	-39.78%	4,557	2008
	20.195647	20.102337	-0.46%	2,589	2007
	18.496109	20.195647	9.19%	23,673	2006
	16.900974	18.496109	9.44%	27,765	2005
	14.563156	16.900974	16.05%	2,840	2004
	10.000000	14.563156	45.63%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	11.798369	9.533781	-19.19%	9,434	2008
	11.543724	11.798369	2.21%	159	2007
	11.269480	11.543724	2.43%	0	2006
	11.287951	11.269480	-0.16%	0	2005
	10.845052	11.287951	4.08%	0	2004
	10.000000	10.845052	8.45%	0	2003*

NVIT NVIT Nationwide Fund: Class II - Q/NQ	17.052689	9.727310	-42.96%	18,044	2008
	16.179237	17.052689	5.40%	13,137	2007
	14.602188	16.179237	10.80%	7,690	2006
	13.962018	14.602188	4.59%	2,722	2005
	13.046787	13.962018	7.01%	2,722	2004
	10.000000	13.046787	30.47%	0	2003*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.000000	9.790268	-2.10%	17,015	2008*

NVIT NVIT Technology and Communications Fund: Class II - Q/NQ	18.971734	9.491750	-49.97%	0	2008
	16.183931	18.971734	17.23%	0	2007
	14.965969	16.183931	8.14%	0	2006
	15.436974	14.965969	-3.05%	0	2005
	15.187861	15.436974	1.64%	0	2004
	10.000000	15.187861	51.88%	0	2003*

NVIT NVIT Technology and Communications Fund: Class VI - Q/NQ	13.319925	6.661496	-49.99%	0	2008
	11.371483	13.319925	17.13%	0	2007
	10.466439	11.371483	8.65%	0	2006
	10.795826	10.466439	-3.05%	0	2005
	10.000000	10.795826	7.96%	0	2004*

NVIT NVIT U.S. Growth Leaders Fund: Class II - Q/NQ	20.563386	11.758294	-42.82%	303	2008
	17.237641	20.563386	19.29%	829	2007
	17.731969	17.237641	-2.79%	843	2006
	16.247317	17.731969	9.14%	3,277	2005
	14.834866	16.247317	9.52%	255	2004
	10.000000	14.834866	48.35%	132	2003*

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	16.892731	10.360937	-38.67%	8,141	2008
	17.755498	16.892731	-4.86%	9,979	2007
	15.725424	17.755498	12.91%	8,089	2006
	15.482762	15.725424	1.57%	4,409	2005
	13.534669	15.482762	14.39%	2,441	2004
	10.000000	13.534669	35.35%	381	2003*

NVIT Van Kampen NVIT Real Estate Fund: Class II - Q/NQ	10.000000	5.546102	-44.54%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	16.930818	8.987775	-46.91%	12,590	2008
	15.221927	16.930818	11.23%	3,260	2007
	14.467947	15.221927	5.21%	6,875	2006
	14.120916	14.467947	2.46%	18,597	2005
	13.556433	14.120916	4.16%	17,856	2004
	10.000000	13.556433	35.56%	2,691	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	15.182394	8.848051	-41.72%	9,204	2008
	14.653968	15.182394	3.61%	10,926	2007
	12.775168	14.653968	14.71%	7,606	2006
	11.464515	12.775168	11.43%	7,170	2005
	10.000000	11.464515	14.65%	0	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	23.119610	13.477338	-41.71%	598	2008
	22.310173	23.119610	3.63%	598	2007
	19.455643	22.310173	14.67%	598	2006
	17.457662	19.455643	11.44%	598	2005
	15.030884	17.457662	16.15%	598	2004
	10.000000	15.030884	50.31%	821	2003*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	9.499943	1.983217	-79.12%	17,062	2008
	10.000000	9.499943	-5.00%	0	2007*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	13.202261	2.763512	-79.07%	387	2008
	13.578458	13.202261	-2.77%	495	2007
	12.723332	13.578458	6.72%	512	2006
	12.766047	12.723332	-0.33%	1,048	2005
	12.017205	12.766047	6.23%	212	2004
	10.000000	12.017205	20.17%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	16.364280	9.811972	-40.04%	17,682	2008
	16.083909	16.364280	1.74%	18,184	2007
	14.344443	16.083909	12.13%	15,441	2006
	13.884059	14.344443	3.32%	9,861	2005
	13.020103	13.884059	6.64%	23,951	2004
	10.000000	13.020103	30.20%	1,591	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ	20.212960	12.242398	-39.43%	8,373	2008
	20.983612	20.212960	-3.67%	4,363	2007
	18.730671	20.983612	12.03%	1,631	2006
	17.472746	18.730671	7.20%	295	2005
	15.005824	17.472746	16.44%	0	2004
	10.000000	15.005824	50.06%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB - Q/NQ	14.194062	8.500834	-40.11%	1,509	2008
	15.464005	14.194062	-8.21%	1,560	2007
	13.654420	15.464005	13.25%	1,601	2006
	13.280570	13.654420	2.82%	1,643	2005
	12.233767	13.280570	8.56%	1,687	2004
	10.000000	12.233767	22.34%	0	2003*

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	20.717476	11.344216	-45.24%	0	2008
	19.570440	20.717476	5.86%	0	2007
	15.682599	19.570440	24.79%	0	2006
	14.305748	15.682599	9.62%	0	2005
	12.601537	14.305748	13.52%	0	2004
	10.000000	12.601537	26.02%	0	2003*

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	13.133811	8.079521	-38.48%	269	2008
	12.741344	13.133811	3.08%	269	2007
	12.368215	12.741344	3.02%	269	2006
	11.976695	12.368215	3.27%	269	2005
	11.671236	11.976695	2.62%	900	2004
	10.000000	11.671236	16.71%	680	2003*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	13.078738	7.327641	-43.97%	22,870	2008
	11.901856	13.078738	9.89%	13,883	2007
	11.141862	11.901856	6.82%	7,695	2006
	10.000000	11.141862	11.42%	4,514	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	12.220927	7.609407	-37.73%	22,128	2008
	12.142333	12.220927	0.65%	2,515	2007
	10.474110	12.142333	15.93%	44,156	2006
	10.000000	10.474110	4.74%	3,265	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.419461	10.312716	-1.02%	3,560	2008
	10.136214	10.419461	2.79%	0	2007
	9.972717	10.136214	1.64%	0	2006
	10.000000	9.972717	-0.27%	0	2005*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.801613	9.449749	-12.52%	28,818	2008
	10.508882	10.801613	2.79%	25,377	2007
	10.385759	10.508882	1.19%	19,669	2006
	10.227246	10.385759	1.55%	16,067	2005
	10.058336	10.227246	1.68%	8,274	2004
	10.000000	10.058336	0.58%	617	2003*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	16.550435	13.747430	-16.94%	0	2008
	15.923891	16.550435	3.93%	0	2007
	14.708653	15.923891	8.26%	0	2006
	13.424716	14.708653	9.56%	0	2005
	12.482592	13.424716	7.55%	0	2004
	10.000000	12.482592	24.83%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	22.091880	13.368838	-39.49%	2,088	2008
	27.336964	22.091880	-19.19%	2,096	2007
	20.322889	27.336964	34.51%	2,473	2006
	17.815509	20.322889	14.07%	1,144	2005
	13.400778	17.815509	32.94%	482	2004
	10.000000	13.400778	34.01%	511	2003*

Additional Contract Options Elected (Total 2.35%)
(Variable account charges of 2.35% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	16.966613	7.967940	-53.04%	31,421	2008
	17.143399	16.966613	-1.03%	23,928	2007
	15.543300	17.143399	10.29%	14,544	2006
	15.096803	15.543300	2.96%	14,708	2005
	13.948259	15.096803	8.23%	5,099	2004
	10.000000	13.948259	39.48%	2,682	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	16.484146	9.234852	-43.98%	10,139	2008
	15.110168	16.484146	9.09%	10,245	2007
	14.589032	15.110168	3.57%	9,105	2006
	13.758790	14.589032	6.03%	7,306	2005
	13.250739	13.758790	3.83%	1,831	2004
	10.000000	13.250739	32.51%	183	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	20.381302	10.522032	-48.37%	17,030	2008
	18.882706	20.381302	7.94%	10,342	2007
	16.632103	18.882706	13.53%	5,469	2006
	15.586844	16.632103	6.71%	4,753	2005
	13.847484	15.586844	12.56%	1,516	2004
	10.000000	13.847484	38.47%	446	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	17.610360	10.197941	-42.09%	0	2008
	17.200484	17.610360	2.38%	0	2007
	15.056052	17.200484	14.24%	0	2006
	14.739868	15.056052	2.15%	66	2005
	13.571529	14.739868	8.61%	67	2004
	10.000000	13.571529	35.72%	70	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	19.635378	12.319109	-37.26%	14,019	2008
	19.807979	19.635378	-0.87%	0	2007
	17.760940	19.807979	11.53%	0	2006
	17.056004	17.760940	4.13%	0	2005
	14.668433	17.056004	16.28%	0	2004
	10.000000	14.668433	46.68%	203	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	16.615074	10.589505	-36.27%	1,249	2008
	17.091271	16.615074	-2.79%	1,173	2007
	14.982286	17.091271	14.08%	1,237	2006
	14.678696	14.982286	2.07%	1,659	2005
	13.352802	14.678696	9.93%	1,651	2004
	10.000000	13.352802	33.53%	469	2003*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II - Q/NQ	22.352203	12.026138	-46.20%	0	2008
	19.414235	22.352203	15.13%	0	2007
	15.936810	19.414235	21.82%	0	2006
	14.428146	15.936810	10.46%	0	2005
	12.873270	14.428146	12.08%	0	2004
	10.000000	12.873270	28.73%	227	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV - Q/NQ	17.318440	9.309072	-46.25%	11,151	2008
	15.044404	17.318440	15.12%	6,975	2007
	12.337676	15.044404	21.94%	0	2006
	11.182886	12.337676	10.33%	0	2005
	10.000000	11.182886	11.83%	0	2004*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	12.449547	9.177100	-26.29%	41,390	2008
	13.067810	12.449547	-4.73%	20,259	2007
	11.130171	13.067810	17.41%	9,412	2006
	10.000000	11.130171	11.30%	6,601	2005*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II - Q/NQ	15.475480	8.817635	-43.02%	8,413	2008
	13.116152	15.475480	17.99%	11,263	2007
	13.902087	13.116152	-5.65%	10,702	2006
	13.960000	13.902087	-0.41%	8,594	2005
	12.926950	13.960000	7.99%	3,657	2004
	10.000000	12.926950	29.27%	2,682	2003*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	16.455049	11.761000	-28.53%	89,963	2008
	17.798235	16.455049	-7.55%	68,244	2007
	15.384657	17.798235	15.69%	48,492	2006
	15.024439	15.384657	2.40%	38,255	2005
	13.475824	15.024439	11.49%	5,337	2004
	10.000000	13.475824	34.76%	72	2003*

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class II - Q/NQ	16.334396	8.179955	-49.92%	61,570	2008
	11.989774	16.334396	36.24%	32,900	2007
	11.276749	11.989774	6.32%	1,388	2006
	10.000000	11.276749	12.77%	82	2005*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	11.208694	10.771404	-3.90%	115,997	2008
	10.484510	11.208694	6.91%	23,389	2007
	10.568371	10.484510	-0.79%	16,640	2006
	10.655487	10.568371	-0.82%	18,236	2005
	10.312673	10.655487	3.32%	3,772	2004
	10.000000	10.312673	3.13%	1,177	2003*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	19.511021	13.162024	-32.54%	17,287	2008
	20.115008	19.511021	-3.00%	3,332	2007
	18.003287	20.115008	11.73%	1,796	2006
	17.191656	18.003287	4.72%	1,833	2005
	14.444121	17.191656	19.02%	831	2004
	10.000000	14.444121	44.44%	0	2003*

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	16.723589	10.235430	-38.80%	39,200	2008
	16.313974	16.723589	2.51%	22,509	2007
	14.500481	16.313974	12.51%	22,336	2006
	14.218015	14.500481	1.99%	20,401	2005
	13.194190	14.218015	7.76%	5,008	2004
	10.000000	13.194190	31.94%	450	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	15.484277	10.625956	-31.38%	21,065	2008
	14.842000	15.484277	4.33%	3,390	2007
	13.078414	14.842000	13.48%	1,077	2006
	12.862598	13.078414	1.68%	2,947	2005
	12.569236	12.862598	2.33%	656	2004
	10.000000	12.569236	25.69%	0	2003*

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares - Q/NQ	13.383655	8.132281	-39.24%	0	2008
	15.450461	13.383655	-13.38%	0	2007
	15.283224	15.450461	1.09%	0	2006
	14.826107	15.283224	3.08%	0	2005
	13.672660	14.826107	8.44%	0	2004
	10.000000	13.672660	36.73%	0	2003*

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	14.466736	9.328773	-35.52%	0	2008
	16.438132	14.466736	-11.99%	0	2007
	14.450458	16.438132	13.76%	0	2006
	14.122675	14.450458	2.32%	0	2005
	13.207618	14.122675	6.93%	0	2004
	10.000000	13.207618	32.08%	0	2003*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	16.166502	11.102725	-31.32%	535	2008
	15.101647	16.166502	7.05%	608	2007
	13.356142	15.101647	13.07%	702	2006
	13.448665	13.356142	-0.69%	726	2005
	12.858073	13.448665	4.59%	837	2004
	10.000000	12.858073	28.58%	440	2003*

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	9.842498	9.528172	-3.19%	5,094	2008
	10.232664	9.842498	-3.81%	2,718	2007
	10.000000	10.232664	2.33%	0	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	10.539678	9.514651	-9.73%	59,688	2008
	10.266953	10.539678	2.66%	44,563	2007
	10.116795	10.266953	1.48%	17,759	2006
	10.258337	10.116795	-1.38%	16,108	2005
	10.167671	10.258337	0.89%	4,227	2004
	10.000000	10.167671	1.68%	88	2003*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	21.178654	11.851395	-44.04%	173,982	2008
	18.491453	21.178654	14.53%	164,537	2007
	16.992620	18.491453	8.82%	128,293	2006
	14.916987	16.992620	13.91%	93,413	2005
	13.265016	14.916987	12.45%	19,433	2004
	10.000000	13.265016	32.65%	2,472	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	21.543912	9.591436	-55.48%	5,230	2008
	15.150214	21.543912	42.20%	6,063	2007
	13.303376	15.150214	13.88%	3,960	2006
	10.000000	13.303376	33.03%	2,219	2005*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	17.642038	9.851363	-44.16%	127,248	2008
	17.841935	17.642038	-1.12%	96,436	2007
	15.234015	17.841935	17.12%	74,451	2006
	14.776419	15.234015	3.10%	60,941	2005
	13.603772	14.776419	8.62%	21,444	2004
	10.000000	13.603772	36.04%	762	2003*

Fidelity Variable Insurance Products Fund - VIP Freedom 2010 Portfolio: Service Class 2 - Q/NQ	12.039071	8.797094	-26.93%	715,468	2008
	11.372528	12.039071	5.86%	770,479	2007
	10.627320	11.372528	7.01%	720,798	2006
	10.000000	10.627320	6.27%	152,073	2005*

Fidelity Variable Insurance Products Fund - VIP Freedom 2020 Portfolio: Service Class 2 - Q/NQ	12.804368	8.401962	-34.38%	245,536	2008
	11.925522	12.804368	7.37%	370,728	2007
	10.932085	11.925522	9.09%	194,219	2006
	10.000000	10.932085	9.32%	68,481	2005*

Fidelity Variable Insurance Products Fund - VIP Freedom 2030 Portfolio: Service Class 2 - Q/NQ	13.322549	8.043137	-39.63%	29,939	2008
	12.283828	13.322549	8.46%	28,056	2007
	11.138935	12.283828	10.28%	29,690	2006
	10.000000	11.138935	11.39%	28,586	2005*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	18.354004	9.443148	-48.55%	41,289	2008
	14.841311	18.354004	23.67%	16,579	2007
	14.260291	14.841311	4.07%	10,521	2006
	13.840838	14.260291	3.03%	11,920	2005
	13.744768	13.840838	0.70%	4,140	2004
	10.000000	13.744768	37.45%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	10.698836	10.085775	-5.73%	3,171,983	2008
	10.527722	10.698836	1.63%	3,291,625	2007
	10.352158	10.527722	1.70%	1,270,137	2006
	10.403467	10.352158	-0.49%	101,817	2005
	10.225391	10.403467	1.74%	3,556	2004
	10.000000	10.225391	2.25%	1,608	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	24.674874	14.551074	-41.03%	162,044	2008
	21.911113	24.674874	12.61%	84,889	2007
	19.961162	21.911113	9.77%	56,999	2006
	17.319629	19.961162	15.25%	39,896	2005
	14.228073	17.319629	21.73%	8,115	2004
	10.000000	14.228073	42.28%	2,525	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	24.770690	13.554576	-45.28%	0	2008
	21.673946	24.770690	14.29%	0	2007
	18.844819	21.673946	15.01%	0	2006
	16.245524	18.844819	16.00%	0	2005
	14.681680	16.245524	10.65%	0	2004
	10.000000	14.681680	46.82%	408	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	16.710756	9.146498	-45.27%	49,239	2008
	14.620747	16.710756	14.29%	11,200	2007
	12.707924	14.620747	15.05%	1,858	2006
	10.958871	12.707924	15.96%	1,444	2005
	10.000000	10.958871	9.59%	9,699	2004*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	21.415648	10.186508	-52.43%	9,873	2008
	20.801986	21.415648	2.95%	9,777	2007
	18.361767	20.801986	13.29%	9,930	2006
	18.356870	18.361767	0.03%	8,453	2005
	16.513232	18.356870	11.16%	821	2004
	10.000000	16.513232	65.13%	1,819	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	11.185080	7.682907	-31.31%	24,572	2008
	11.040930	11.185080	1.31%	19,561	2007
	10.000000	11.040930	10.41%	5,956	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	15.559038	11.075583	-28.82%	59,831	2008
	16.375723	15.559038	-4.99%	80,627	2007
	14.317130	16.375723	14.38%	94,883	2006
	14.174982	14.317130	1.00%	92,606	2005
	13.077676	14.174982	8.39%	30,038	2004
	10.000000	13.077676	30.78%	4,463	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	19.976991	13.066078	-34.59%	30,480	2008
	20.959357	19.976991	-4.69%	10,805	2007
	18.346803	20.959357	14.24%	527	2006
	17.272672	18.346803	6.22%	1,153	2005
	14.293865	17.272672	20.84%	1,575	2004
	10.000000	14.293865	42.94%	197	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	10.000000	6.551202	-34.49%	0	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	19.823856	9.161213	-53.79%	712	2008
	15.776045	19.823856	25.66%	821	2007
	12.604311	15.776045	25.16%	92	2006
	10.000000	12.604311	26.04%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	22.741356	13.239602	-41.78%	0	2008
	20.173294	22.741356	12.73%	0	2007
	17.009548	20.173294	18.60%	0	2006
	15.809963	17.009548	7.59%	0	2005
	13.659387	15.809963	15.74%	0	2004
	10.000000	13.659387	36.59%	1,657	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	16.455978	9.578090	-41.80%	1,563,199	2008
	14.599101	16.455978	12.72%	728,449	2007
	12.307923	14.599101	18.62%	393,098	2006
	11.443684	12.307923	7.55%	39,088	2005
	10.000000	11.443684	14.44%	849	2004*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	11.619981	12.051193	3.71%	12,096	2008
	10.718562	11.619981	8.41%	1,136	2007
	9.726551	10.718562	10.20%	993	2006
	10.000000	9.726551	-2.73%	1,091	2005*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	14.773086	12.108937	-18.03%	43	2008
	13.719160	14.773086	7.68%	121	2007
	12.723262	13.719160	7.83%	178	2006
	12.101488	12.723262	5.14%	186	2005
	11.443645	12.101488	5.75%	317	2004
	10.000000	11.443645	14.44%	481	2003*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	22.268831	12.109370	-45.62%	82,974	2008
	16.692231	22.268831	33.41%	14,565	2007
	15.664813	16.692231	6.56%	892	2006
	14.251148	15.664813	9.92%	0	2005
	12.371130	14.251148	15.20%	838	2004
	10.000000	12.371130	23.71%	838	2003*

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	16.863356	10.498642	-37.74%	17,905	2008
	16.273441	16.863356	3.63%	6,319	2007
	15.043869	16.273441	8.17%	449	2006
	13.889169	15.043869	8.31%	449	2005
	12.108597	13.889169	14.71%	449	2004
	10.000000	12.108597	21.09%	0	2003*

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	26.138542	12.197147	-53.34%	118,277	2008
	20.902675	26.138542	25.05%	48,445	2007
	14.590722	20.902675	43.26%	163,411	2006
	11.317119	14.590722	28.93%	0	2005
	10.000000	11.317119	13.17%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	38.198229	17.817522	-53.36%	0	2008
	30.559669	38.198229	25.00%	0	2007
	21.341330	30.559669	43.19%	0	2006
	16.562866	21.341330	28.85%	0	2005
	14.290852	16.562866	15.90%	0	2004
	10.000000	14.290852	42.91%	0	2003*

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	15.414900	9.485726	-38.46%	4,189	2008
	14.220129	15.414900	8.40%	4,157	2007
	13.570197	14.220129	4.79%	5,707	2006
	13.332303	13.570197	1.78%	5,730	2005
	12.527515	13.332303	6.42%	209	2004
	10.000000	12.527515	25.28%	0	2003*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	18.756381	12.318074	-34.33%	113,048	2008
	17.854393	18.756381	5.05%	34,450	2007
	15.171686	17.854393	17.68%	16,138	2006
	14.592051	15.171686	3.97%	15,143	2005
	13.013769	14.592051	12.13%	2,097	2004
	10.000000	13.013769	30.14%	744	2003*

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	14.052853	7.349792	-47.70%	10,829	2008
	13.944859	14.052853	0.77%	1,379,336	2007
	11.566642	13.944859	20.56%	821,899	2006
	10.000000	11.566642	15.67%	51,835	2005*

Neuberger Berman Advisers Management Trust - AMT Mid Cap Growth Portfolio: S Class - Q/NQ	20.867195	11.509466	-44.84%	0	2008
	17.489575	20.867195	19.31%	0	2007
	15.645407	17.489575	11.79%	0	2006
	14.124584	15.645407	10.77%	70	2005
	12.465689	14.124584	13.31%	897	2004
	10.000000	12.465689	24.66%	899	2003*

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	12.513470	6.604469	-47.22%	23,633	2008
	12.436620	12.513470	0.62%	9,295	2007
	11.479761	12.436620	8.34%	3,765	2006
	10.000000	11.479761	14.80%	3,371	2005*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	10.135052	8.567794	-15.46%	3,806,259	2008
	9.907529	10.135052	2.30%	3,447,355	2007
	9.736191	9.907529	1.76%	1,432,700	2006
	9.828001	9.736191	-0.93%	8,724	2005
	9.986709	9.828001	-1.59%	4,468	2004
	10.000000	9.986709	-0.13%	1,302	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	14.900766	8.806539	-40.90%	5,852	2008
	15.183234	14.900766	-1.86%	1,651	2007
	14.771886	15.183234	2.78%	0	2006
	14.700363	14.771886	0.49%	0	2005
	13.455901	14.700363	9.25%	0	2004
	10.000000	13.455901	34.56%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	16.403325	9.699424	-40.87%	20,241	2008
	15.611658	16.403325	5.07%	2,209,049	2007
	14.059715	15.611658	11.04%	1,191,223	2006
	13.473176	14.059715	4.35%	95,629	2005
	12.179899	13.473176	10.62%	404	2004
	10.000000	12.179899	21.80%	0	2003*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.769435	7.384802	-31.43%	3,772,434	2008
	10.391833	10.769435	3.63%	1,153,940	2007
	10.000000	10.391833	3.92%	165,634	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.431022	9.180297	-11.99%	3,317,005	2008
	10.374046	10.431022	0.55%	951,985	2007
	10.000000	10.374046	3.74%	4,618	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	11.917257	7.140620	-40.08%	71,924	2008
	10.672505	11.917257	11.66%	29,620	2007
	10.000000	10.672505	6.73%	76,101	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	11.146413	6.071730	-45.53%	248,710	2008
	10.202232	11.146413	9.25%	134,133	2007
	10.000000	10.202232	2.02%	62,830	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	9.736275	5.888236	-39.52%	4,190,551	2008
	10.000000	9.736275	-2.64%	931,721	2007*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	13.843431	9.734279	-29.68%	1,231	2008
	13.747460	13.843431	0.70%	1,276	2007
	12.727746	13.747460	8.01%	1,968	2006
	12.730150	12.727746	-0.02%	2,837	2005
	11.840898	12.730150	7.51%	8,248	2004
	10.000000	11.840898	18.41%	242	2003*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.288687	7.925884	-29.79%	3,270	2008
	11.206774	11.288687	0.73%	3,252	2007
	10.375946	11.206774	8.01%	3,202	2006
	10.000000	10.375946	3.76%	2,536	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Gartmore NVIT Emerging Markets Fund: Class II - Q/NQ	47.527096	19.523400	-58.92%	0	2008
	33.525551	47.527096	41.76%	0	2007
	25.184211	33.525551	33.12%	0	2006
	19.487625	25.184211	29.23%	0	2005
	16.570047	19.487625	17.61%	0	2004
	10.000000	16.570047	65.70%	0	2003*

NVIT Gartmore NVIT Emerging Markets Fund: Class VI - Q/NQ	28.602167	11.767872	-58.86%	2,509	2008
	20.140066	28.602167	42.02%	1,741	2007
	15.102390	20.140066	33.36%	336	2006
	11.672400	15.102390	29.39%	766	2005
	10.000000	11.672400	16.72%	505	2004*

NVIT Gartmore NVIT Global Utilities Fund: Class II - Q/NQ	25.465060	16.618508	-34.74%	0	2008
	21.723289	25.465060	17.22%	0	2007
	16.197889	21.723289	34.11%	0	2006
	15.620076	16.197889	3.70%	0	2005
	12.346440	15.620076	26.51%	0	2004
	10.000000	12.346440	23.46%	0	2003*

NVIT Gartmore NVIT International Equity Fund: Class VI - Q/NQ	10.000000	5.421013	-45.79%	18,170	2008*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ	10.000000	5.072828	-49.27%	1,054	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	10.000000	6.078957	-39.21%	3,596,209	2008*

NVIT NVIT Cardinal SM Aggressive Fund: Class II - Q/NQ	10.000000	6.311827	-36.88%	3,690	2008*

NVIT NVIT Cardinal SM Balanced Fund: Class II - Q/NQ	10.000000	7.863141	-21.37%	2,079,673	2008*

NVIT NVIT Cardinal SM Capital Appreciation Fund: Class II - Q/NQ	10.000000	7.146054	-28.54%	416,440	2008*

NVIT NVIT Cardinal SM Conservative Fund: Class II - Q/NQ	10.000000	9.005325	-9.95%	170,643	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinal SM Moderate Fund: Class II - Q/NQ	10.000000	7.501354	-24.99%	92,999
					2008*

NVIT NVIT Cardinal SM Moderately Aggressive Fund: Class II - Q/NQ	10.000000	6.785554	-32.14%	55,169	2008*

NVIT NVIT Cardinal SM Moderately Conservative Fund: Class II - Q/NQ	10.000000	8.240441	-17.60%	107,241	2008*

NVIT NVIT Core Bond Fund: Class II - Q/NQ	10.000000	9.767091	-2.33%	5,522	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	10.000000	9.772882	-2.27%	7,440	2008*

NVIT NVIT Global Financial Services Fund: Class II - Q/NQ	20.366909	10.670974	-47.61%	0	2008
	21.158351	20.366909	-3.74%	0	2007
	18.042341	21.158351	17.27%	0	2006
	16.676459	18.042341	8.19%	0	2005
	14.141420	16.676459	17.93%	0	2004
	10.000000	14.141420	41.41%	0	2003*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	10.725721	11.282253	5.19%	3,503,640	2008
	10.251375	10.725721	4.63%	3,234,395	2007
	10.157990	10.251375	0.92%	1,313,958	2006
	10.073025	10.157990	0.84%	103,240	2005
	9.989553	10.073025	0.84%	11,253	2004
	10.000000	9.989553	-0.10%	8,654	2003*

NVIT NVIT Health Sciences Fund: Class II - Q/NQ	16.823600	12.255168	-27.15%	0	2008
	15.258535	16.823600	10.26%	0	2007
	15.253552	15.258535	0.03%	0	2006
	14.437498	15.253552	5.65%	0	2005
	13.745097	14.437498	5.04%	0	2004
	10.000000	13.745097	37.45%	0	2003*

NVIT NVIT Health Sciences Fund: Class VI - Q/NQ	11.415312	8.310551	-27.20%	1,747	2008
	10.348575	11.415312	10.31%	701	2007
	10.346862	10.348575	0.02%	386	2006
	9.789044	10.346862	5.70%	845	2005
	10.000000	9.789044	-2.11%	498	2004*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	11.525594	6.404701	-44.43%	2,377	2008
	10.791318	11.525594	6.80%	798	2007
	10.000000	10.791318	7.91%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.730073	10.764505	-8.23%	275,824	2008
	11.400425	11.730073	2.89%	190,534	2007
	10.996193	11.400425	3.68%	139,703	2006
	10.899641	10.996193	0.89%	101,520	2005
	10.665718	10.899641	2.19%	50,210	2004
	10.000000	10.665718	6.66%	12,154	2003*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	13.293726	11.028259	-17.04%	4,179,447	2008
	12.861755	13.293726	3.36%	3,260,781	2007
	12.147263	12.861755	5.88%	462,202	2006
	11.904707	12.147263	2.04%	84,245	2005
	11.376700	11.904707	4.64%	7,315	2004
	10.000000	11.376700	13.77%	0	2003*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	14.983500	11.237250	-25.00%	13,777,562	2008
	14.524060	14.983500	3.16%	13,214,191	2007
	13.356251	14.524060	8.74%	9,942,204	2006
	12.982902	13.356251	2.88%	2,598,913	2005
	12.137820	12.982902	6.96%	99,231	2004
	10.000000	12.137820	21.38%	17,376	2003*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	17.207732	11.528165	-33.01%	3,387,929	2008
	16.602976	17.207732	3.64%	3,348,949	2007
	14.843088	16.602976	11.86%	2,719,117	2006
	14.195319	14.843088	4.56%	1,598,841	2005
	12.968571	14.195319	9.46%	87,377	2004
	10.000000	12.968571	29.69%	18,627	2003*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	18.893750	11.651691	-38.33%	1,455,559	2008
	18.262793	18.893750	3.45%	1,507,585	2007
	16.001796	18.262793	14.13%	1,443,933	2006
	15.181595	16.001796	5.40%	1,159,408	2005
	13.634433	15.181595	11.35%	118,859	2004
	10.000000	13.634433	36.34%	17,645	2003*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	19.827051	12.300771	-37.96%	13,706	2008
	18.879598	19.827051	5.02%	12,133	2007
	17.592905	18.879598	7.31%	9,939	2006
	16.070571	17.592905	9.47%	7,467	2005
	14.220117	16.070571	13.01%	810	2004
	10.000000	14.220117	42.20%	438	2003*

NVIT NVIT Money Market Fund: Class I - Q/NQ	10.142390	10.107442	-0.34%	642,522	2008
	9.912735	10.142390	2.32%	1,140,836	2007
	9.710708	9.912735	2.08%	300,719	2006
	9.685343	9.710708	0.26%	104,579	2005
	9.838596	9.685343	-1.56%	46,813	2004
	10.000000	9.838596	-1.61%	595	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ	10.000000	6.027735	-39.72%	2,452,774	2008*

NVIT NVIT Multi-Manager International Value Fund: Class II - Q/NQ	20.980728	10.964559	-47.74%	0	2008
	20.921852	20.980728	0.28%	0	2007
	17.502808	20.921852	19.53%	0	2006
	16.033084	17.502808	9.17%	0	2005
	13.682356	16.033084	17.18%	0	2004
	10.000000	13.682356	36.82%	0	2003*

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	14.927787	7.805251	-47.71%	984,833	2008
	14.887375	14.927787	0.27%	1,081,754	2007
	12.454076	14.887375	19.54%	467,396	2006
	11.406809	12.454076	9.18%	44,366	2005
	10.000000	11.406809	14.07%	491	2004*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ	17.070507	8.911497	-47.80%	11,706	2008
	15.966679	17.070507	6.91%	5,876	2007
	15.876031	15.966679	0.57%	1,401	2006
	15.089610	15.876031	5.21%	1,400	2005
	13.654589	15.089610	10.51%	0	2004
	10.000000	13.654589	36.55%	0	2003*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	10.000000	6.260205	-37.40%	394	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	10.000000	6.248393	-37.52%	3,570	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	10.000000	6.171167	-38.29%	1,165,730	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	10.000000	6.651221	-33.49%	1,943,092	2008*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	19.725378	13.039574	-33.89%	2,221	2008
	21.777194	19.725378	-9.42%	1,517	2007
	19.043904	21.777194	14.35%	779	2006
	18.973124	19.043904	0.37%	894	2005
	16.606993	18.973124	14.25%	278	2004
	10.000000	16.606993	66.07%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Company Fund: Class II - Q/NQ	20.052236	12.070166	-39.81%	207,576	2008
	20.155684	20.052236	-0.51%	174,697	2007
	18.468949	20.155684	9.13%	160,489	2006
	16.884771	18.468949	9.38%	12,401	2005
	14.556637	16.884771	15.99%	313	2004
	10.000000	14.556637	45.57%	393	2003*

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	11.768953	9.505138	-19.24%	159,093	2008
	11.520873	11.768953	2.15%	66,101	2007
	11.252909	11.520873	2.38%	3,938	2006
	11.277114	11.252909	-0.21%	449	2005
	10.840190	11.277114	4.03%	959	2004
	10.000000	10.840190	8.40%	0	2003*

NVIT NVIT Nationwide Fund: Class II - Q/NQ	17.010187	9.698093	-42.99%	2,360,953	2008
	16.147227	17.010187	5.34%	1,806,400	2007
	14.580741	16.147227	10.74%	1,009,613	2006
	13.948628	14.580741	4.53%	73,655	2005
	13.040944	13.948628	6.96%	672	2004
	10.000000	13.040944	30.41%	0	2003*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.000000	9.786923	-2.13%	32,494	2008*

NVIT NVIT Technology and Communications Fund: Class II - Q/NQ	18.924451	9.463227	-49.99%	0	2008
	16.151919	18.924451	17.17%	0	2007
	14.943985	16.151919	8.08%	0	2006
	15.422176	14.943985	-3.10%	0	2005
	15.181079	15.422176	1.59%	0	2004
	10.000000	15.181079	51.81%	0	2003*

NVIT NVIT Technology and Communications Fund: Class VI - Q/NQ	13.294964	6.645597	-50.01%	4,710	2008
	11.356025	13.294964	17.07%	2,307	2007
	10.457536	11.356025	8.59%	2,467	2006
	10.792166	10.457536	-3.10%	941	2005
	10.000000	10.792166	7.92%	83	2004*

NVIT NVIT U.S. Growth Leaders Fund: Class II - Q/NQ	20.512114	11.722951	-42.85%	4,942	2008
	17.203515	20.512114	19.23%	6,222	2007
	17.705921	17.203515	-2.84%	6,431	2006
	16.231738	17.705921	9.08%	4,575	2005
	14.828223	16.231738	9.47%	0	2004
	10.000000	14.828223	48.28%	0	2003*

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	16.850630	10.329810	-38.70%	295,428	2008
	17.720355	16.850630	-4.91%	1,154,469	2007
	15.702314	17.720355	12.85%	753,968	2006
	15.467889	15.702314	1.52%	88,472	2005
	13.528592	15.467889	14.33%	6,275	2004
	10.000000	13.528592	35.29%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Van Kampen NVIT Real Estate Fund: Class II - Q/NQ	10.000000	5.544191	-44.56%	10,320	2008*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	16.888600	8.960756	-46.94%	22,813	2008
	15.191793	16.888600	11.17%	22,562	2007
	14.446687	15.191793	5.16%	22,412	2006
	14.107365	14.446687	2.41%	21,563	2005
	13.550362	14.107365	4.11%	14,508	2004
	10.000000	13.550362	35.50%	889	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	15.153984	8.826967	-41.75%	4,218	2008
	14.634069	15.153984	3.55%	5,220	2007
	12.764329	14.634069	14.65%	4,379	2006
	11.460639	12.764329	11.38%	3,224	2005
	10.000000	11.460639	14.61%	0	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	23.061990	13.436850	-41.74%	0	2008
	22.266032	23.061990	3.57%	0	2007
	19.427071	22.266032	14.61%	0	2006
	17.440917	19.427071	11.39%	0	2005
	15.024154	17.440917	16.09%	0	2004
	10.000000	15.024154	50.24%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	9.496694	1.981521	-79.13%	194	2008
	10.000000	9.496694	-5.03%	132	2007*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	13.169345	2.755198	-79.08%	1,335	2008
	13.551575	13.169345	-2.82%	1,556	2007
	12.704625	13.551575	6.67%	2,076	2006
	12.753802	12.704625	-0.39%	1,674	2005
	12.011823	12.753802	6.18%	1,755	2004
	10.000000	12.011823	20.12%	229	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	16.323497	9.782496	-40.07%	2,082,202	2008
	16.052090	16.323497	1.69%	1,730,235	2007
	14.323371	16.052090	12.07%	1,048,472	2006
	13.870747	14.323371	3.26%	89,827	2005
	13.014275	13.870747	6.58%	1,725	2004
	10.000000	13.014275	30.14%	187	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ	20.162577	12.205611	-39.46%	505,022	2008
	20.942082	20.162577	-3.72%	324,273	2007
	18.703144	20.942082	11.97%	164,954	2006
	17.455969	18.703144	7.14%	11,006	2005
	14.999099	17.455969	16.38%	0	2004
	10.000000	14.999099	49.99%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB - Q/NQ	14.160200	8.476199	-40.14%	1,729	2008
	15.435062	14.160200	-8.26%	2,015	2007
	13.635814	15.435062	13.20%	2,530	2006
	13.269238	13.635814	2.76%	2,124	2005
	12.229585	13.269238	8.50%	1,166	2004
	10.000000	12.229585	22.30%	78	2003*

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	20.668072	11.311362	-45.27%	0	2008
	19.533822	20.668072	5.81%	0	2007
	15.661240	19.533822	24.73%	0	2006
	14.293545	15.661240	9.57%	0	2005
	12.597229	14.293545	13.47%	0	2004
	10.000000	12.597229	25.97%	0	2003*

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	13.102459	8.056091	-38.51%	1,494	2008
	12.717468	13.102459	3.03%	1,477	2007
	12.351340	12.717468	2.96%	1,669	2006
	11.966471	12.351340	3.22%	1,101	2005
	11.667245	11.966471	2.56%	432	2004
	10.000000	11.667245	16.67%	202	2003*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	13.060907	7.313888	-44.00%	1,150,900	2008
	11.891744	13.060907	9.83%	561,788	2007
	11.138078	11.891744	6.77%	19,634	2006
	10.000000	11.138078	11.38%	13,878	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	12.204254	7.595128	-37.77%	107,137	2008
	12.132011	12.204254	0.60%	66,942	2007
	10.470555	12.132011	15.87%	95,692	2006
	10.000000	10.470555	4.71%	25,177	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.405255	10.293383	-1.08%	110,882	2008
	10.127605	10.405255	2.74%	75,720	2007
	9.969333	10.127605	1.59%	9,755	2006
	10.000000	9.969333	-0.31%	7,964	2005*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.775844	9.422377	-12.56%	2,490,960	2008
	10.489208	10.775844	2.73%	2,431,870	2007
	10.371604	10.489208	1.13%	982,290	2006
	10.218514	10.371604	1.50%	73,640	2005
	10.054892	10.218514	1.63%	185	2004
	10.000000	10.054892	0.55%	179	2003*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	16.508130	13.705265	-16.98%	0	2008
	15.891369	16.508130	3.88%	0	2007
	14.686104	15.891369	8.21%	0	2006
	13.410974	14.686104	9.51%	0	2005
	12.476204	13.410974	7.49%	0	2004
	10.000000	12.476204	24.76%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	22.035453	13.327825	-39.52%	1,333	2008
	27.281193	22.035453	-19.23%	1,664	2007
	20.291767	27.281193	34.44%	1,300	2006
	17.797302	20.291767	14.02%	1,155	2005
	13.393935	17.797302	32.88%	756	2004
	10.000000	13.393935	33.94%	570	2003*

Additional Contract Options Elected (Total 2.40%)
(Variable account charges of 2.40% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	16.924299	7.943981	-53.06%	5,899	2008
	17.109452	16.924299	-1.08%	6,241	2007
	15.520438	17.109452	10.24%	4,843	2006
	15.082301	15.520438	2.90%	3,966	2005
	13.942000	15.082301	8.18%	2,448	2004
	10.000000	13.942000	39.42%	0	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	16.443058	9.207106	-44.01%	3,356	2008
	15.080259	16.443058	9.04%	3,712	2007
	14.567589	15.080259	3.52%	2,900	2006
	13.745581	14.567589	5.98%	2,384	2005
	13.244803	13.745581	3.78%	166	2004
	10.000000	13.244803	32.45%	184	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	20.330496	10.490410	-48.40%	8,186	2008
	18.845330	20.330496	7.88%	5,670	2007
	16.607666	18.845330	13.47%	839	2006
	15.571898	16.607666	6.65%	845	2005
	13.841282	15.571898	12.50%	694	2004
	10.000000	13.841282	38.41%	764	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	17.566454	10.167288	-42.12%	1,979	2008
	17.166433	17.566454	2.33%	1,979	2007
	15.033932	17.166433	14.18%	1,979	2006
	14.725723	15.033932	2.09%	1,979	2005
	13.565446	14.725723	8.55%	1,979	2004
	10.000000	13.565446	35.65%	1,569	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	19.586401	12.282067	-37.29%	859	2008
	19.768756	19.586401	-0.92%	614	2007
	17.734824	19.768756	11.47%	631	2006
	17.039629	17.734824	4.08%	611	2005
	14.661856	17.039629	16.22%	623	2004
	10.000000	14.661856	46.62%	736	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	16.573641	10.557676	-36.30%	259	2008
	17.057428	16.573641	-2.84%	281	2007
	14.960263	17.057428	14.02%	281	2006
	14.664594	14.960263	2.02%	281	2005
	13.346817	14.664594	9.87%	281	2004
	10.000000	13.346817	33.47%	226	2003*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II - Q/NQ	22.296466	11.989993	-46.22%	0	2008
	19.375798	22.296466	15.07%	0	2007
	15.913381	19.375798	21.76%	0	2006
	14.414294	15.913381	10.40%	0	2005
	12.867502	14.414294	12.02%	0	2004
	10.000000	12.867502	28.68%	123	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV - Q/NQ	17.285993	9.286866	-46.28%	1,800	2008
	15.023945	17.285993	15.06%	2,359	2007
	12.327195	15.023945	21.88%	0	2006
	11.179098	12.327195	10.27%	0	2005
	10.000000	11.179098	11.79%	0	2004*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	12.432558	9.159881	-26.32%	13,103	2008
	13.056693	12.432558	-4.78%	14,080	2007
	11.126388	13.056693	17.35%	13,581	2006
	10.000000	11.126388	11.26%	2,012	2005*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II - Q/NQ	15.436876	8.791125	-43.05%	5,047	2008
	13.090168	15.436876	17.93%	5,047	2007
	13.881643	13.090168	-5.70%	0	2006
	13.946588	13.881643	-0.47%	0	2005
	12.921145	13.946588	7.94%	0	2004
	10.000000	12.921145	29.21%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	16.414001	11.725634	-28.56%	30,541	2008
	17.762994	16.414001	-7.59%	31,488	2007
	15.362035	17.762994	15.63%	36,835	2006
	15.010011	15.362035	2.35%	10,313	2005
	13.469780	15.010011	11.43%	0	2004
	10.000000	13.469780	34.70%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class II - Q/NQ	16.312116	8.164602	-49.95%	22,285	2008
	11.979585	16.312116	36.17%	15,737	2007
	11.272922	11.979585	6.27%	4,045	2006
	10.000000	11.272922	12.73%	3,384	2005*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	11.180025	10.738353	-3.95%	17,254	2008
	10.463084	11.180025	6.85%	7,189	2007
	10.552161	10.463084	-0.84%	1,896	2006
	10.644579	10.552161	-0.87%	1,357	2005
	10.307393	10.644579	3.27%	1,357	2004
	10.000000	10.307393	3.07%	0	2003*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	19.462376	13.122465	-32.58%	3,212	2008
	20.075193	19.462376	-3.05%	2,984	2007
	17.976834	20.075193	11.67%	3,064	2006
	17.175156	17.976834	4.67%	3,112	2005
	14.437650	17.175156	18.96%	3,242	2004
	10.000000	14.437650	44.38%	0	2003*

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	16.681925	10.204691	-38.83%	14,929	2008
	16.281704	16.681925	2.46%	10,891	2007
	14.479184	16.281704	12.45%	9,743	2006
	14.204392	14.479184	1.93%	6,138	2005
	13.188293	14.204392	7.70%	4,834	2004
	10.000000	13.188293	31.88%	1,831	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	15.445686	10.594037	-31.41%	3,881	2008
	14.812626	15.445686	4.27%	1,569	2007
	13.059200	14.812626	13.43%	1,723	2006
	12.850257	13.059200	1.63%	407	2005
	12.563613	12.850257	2.28%	0	2004
	10.000000	12.563613	25.64%	0	2003*

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares - Q/NQ	13.350271	8.107832	-39.27%	936	2008
	15.419875	13.350271	-13.42%	883	2007
	15.260764	15.419875	1.04%	804	2006
	14.811886	15.260764	3.03%	721	2005
	13.666532	14.811886	8.38%	692	2004
	10.000000	13.666532	36.67%	765	2003*

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	14.430662	9.300730	-35.55%	0	2008
	16.405590	14.430662	-12.04%	0	2007
	14.429205	16.405590	13.70%	0	2006
	14.109114	14.429205	2.27%	0	2005
	13.201695	14.109114	6.87%	0	2004
	10.000000	13.201695	32.02%	0	2003*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	16.126182	11.069359	-31.36%	0	2008
	15.071744	16.126182	7.00%	0	2007
	13.336513	15.071744	13.01%	0	2006
	13.435747	13.336513	-0.74%	0	2005
	12.852316	13.435747	4.54%	0	2004
	10.000000	12.852316	28.52%	0	2003*

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	9.834083	9.515150	-3.24%	0	2008
	10.229189	9.834083	-3.86%	0	2007
	10.000000	10.229189	2.29%	0	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	10.513384	9.486055	-9.77%	17,252	2008
	10.246616	10.513384	2.60%	11,824	2007
	10.101910	10.246616	1.43%	5,547	2006
	10.248489	10.101910	-1.43%	2,244	2005
	10.163117	10.248489	0.84%	0	2004
	10.000000	10.163117	1.63%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	21.125878	11.815785	-44.07%	60,849	2008
	18.454861	21.125878	14.47%	66,952	2007
	16.967663	18.454861	8.76%	64,054	2006
	14.902685	16.967663	13.86%	28,968	2005
	13.259079	14.902685	12.40%	9,847	2004
	10.000000	13.259079	32.59%	224	2003*

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	21.514558	9.573439	-55.50%	6,628	2008
	15.137362	21.514558	42.13%	6,469	2007
	13.298875	15.137362	13.82%	5,868	2006
	10.000000	13.298875	32.99%	5,449	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	17.598043	9.821749	-44.19%	18,011	2008
	17.806618	17.598043	-1.17%	15,123	2007
	15.211627	17.806618	17.06%	13,181	2006
	14.762249	15.211627	3.04%	5,822	2005
	13.597681	14.762249	8.56%	1,231	2004
	10.000000	13.597681	35.98%	224	2003*

Fidelity Variable Insurance Products Fund - VIP Freedom 2010 Portfolio: Service Class 2 - Q/NQ	12.022652	8.780596	-26.97%	14,416	2008
	11.362864	12.022652	5.81%	2,250	2007
	10.623715	11.362864	6.96%	1,967	2006
	10.000000	10.623715	6.24%	1,687	2005*

Fidelity Variable Insurance Products Fund - VIP Freedom 2020 Portfolio: Service Class 2 - Q/NQ	12.786907	8.386197	-34.42%	62,366	2008
	11.915395	12.786907	7.31%	58,376	2007
	10.928377	11.915395	9.03%	59,402	2006
	10.000000	10.928377	9.28%	14,111	2005*

Fidelity Variable Insurance Products Fund - VIP Freedom 2030 Portfolio: Service Class 2 - Q/NQ	13.304385	8.028052	-39.66%	22,148	2008
	12.273396	13.304385	8.40%	3,500	2007
	11.135158	12.273396	10.22%	4,999	2006
	10.000000	11.135158	11.35%	1,499	2005*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	18.308274	9.414779	-48.58%	26,465	2008
	14.811943	18.308274	23.60%	37,328	2007
	14.239339	14.811943	4.02%	24,606	2006
	13.827562	14.239339	2.98%	2,022	2005
	13.738615	13.827562	0.65%	514	2004
	10.000000	13.738615	37.39%	355	2003*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	10.672126	10.055439	-5.78%	386,000	2008
	10.506855	10.672126	1.57%	420,790	2007
	10.336916	10.506855	1.64%	148,954	2006
	10.393468	10.336916	-0.54%	6,565	2005
	10.220804	10.393468	1.69%	0	2004
	10.000000	10.220804	2.21%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	24.613346	14.507346	-41.06%	46,033	2008
	21.867734	24.613346	12.56%	44,364	2007
	19.931837	21.867734	9.71%	39,994	2006
	17.303008	19.931837	15.19%	19,563	2005
	14.221699	17.303008	21.67%	7,519	2004
	10.000000	14.221699	42.22%	143	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	24.708942	13.513841	-45.31%	0	2008
	21.631057	24.708942	14.23%	0	2007
	18.817129	21.631057	14.95%	0	2006
	16.229931	18.817129	15.94%	0	2005
	14.675101	16.229931	10.60%	0	2004
	10.000000	14.675101	46.75%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	16.679478	9.124698	-45.29%	8,634	2008
	14.600896	16.679478	14.24%	2,868	2007
	12.697142	14.600896	14.99%	0	2006
	10.955164	12.697142	15.90%	833	2005
	10.000000	10.955164	9.55%	2,235	2004

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	21.362284	10.155901	-52.46%	1,191	2008
	20.760838	21.362284	2.90%	1,836	2007
	18.334807	20.760838	13.23%	1,836	2006
	18.339265	18.334807	-0.02%	1,401	2005
	16.505852	18.339265	11.11%	153	2004
	10.000000	16.505852	65.06%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	11.175523	7.672400	-31.35%	11,137	2008
	11.037182	11.175523	1.25%	7,545	2007
	10.000000	11.037182	10.37%	1,350	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	15.520249	11.042301	-28.85%	9,059	2008
	16.343309	15.520249	-5.04%	9,169	2007
	14.296091	16.343309	14.32%	9,734	2006
	14.161382	14.296091	0.95%	7,655	2005
	13.071811	14.161382	8.34%	1,320	2004
	10.000000	13.071811	30.72%	1,026	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	19.927201	13.026819	-34.63%	1,026	2008
	20.917891	19.927201	-4.74%	1,151	2007
	18.319860	20.917891	14.18%	1,717	2006
	17.256120	18.319860	6.16%	0	2005
	14.287477	17.256120	20.78%	3,305	2004
	10.000000	14.287477	42.87%	472	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	10.000000	6.548953	-34.51%	0	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	19.796830	9.144014	-53.81%	7,280	2008
	15.762654	19.796830	25.59%	2,834	2007
	12.600033	15.762654	25.10%	2,234	2006
	10.000000	12.600033	26.00%	0	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	22.684654	13.199814	-41.81%	0	2008
	20.133364	22.684654	12.67%	0	2007
	16.984548	20.133364	18.54%	0	2006
	15.794791	16.984548	7.53%	0	2005
	13.653271	15.794791	15.69%	0	2004
	10.000000	13.653271	36.53%	782	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	16.425141	9.555241	-41.83%	237,244	2008
	14.579250	16.425141	12.66%	153,556	2007
	12.297462	14.579250	18.55%	63,784	2006
	11.439805	12.297462	7.50%	2,247	2005
	10.000000	11.439805	14.40%	1,878	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	11.604135	12.028607	3.66%	1,150	2008
	10.709452	11.604135	8.35%	2,640	2007
	9.723251	10.709452	10.14%	0	2006
	10.000000	9.723251	-2.77%	0	2005*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	14.736249	12.072551	-18.08%	0	2008
	13.692007	14.736249	7.63%	0	2007
	12.704566	13.692007	7.77%	0	2006
	12.089875	12.704566	5.08%	0	2005
	11.438508	12.089875	5.69%	0	2004
	10.000000	11.438508	14.39%	0	2003*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	22.213295	12.072964	-45.65%	21,729	2008
	16.659175	22.213295	33.34%	9,617	2007
	15.641781	16.659175	6.50%	150	2006
	14.237460	15.641781	9.86%	150	2005
	12.365582	14.237460	15.14%	150	2004
	10.000000	12.365582	23.66%	120	2003*

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	16.823132	10.468223	-37.77%	2,153	2008
	16.242991	16.823132	3.57%	79	2007
	15.023383	16.242991	8.12%	0	2006
	13.877326	15.023383	8.26%	0	2005
	12.104452	13.877326	14.65%	0	2004
	10.000000	12.104452	21.04%	161	2003*

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	26.089636	12.168060	-53.36%	48,562	2008
	20.874311	26.089636	24.98%	25,868	2007
	14.578351	20.874311	43.19%	20,112	2006
	11.313287	14.578351	28.86%	0	2005
	10.000000	11.313287	13.13%	0	2004*

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	38.103065	17.763998	-53.38%	0	2008
	30.499218	38.103065	24.93%	0	2007
	21.309989	30.499218	43.12%	0	2006
	16.546978	21.309989	28.78%	0	2005
	14.284449	16.546978	15.84%	0	2004
	10.000000	14.284449	42.84%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	15.376435	9.457199	-38.50%	0	2008
	14.191951	15.376435	8.35%	0	2007
	13.550232	14.191951	4.74%	0	2006
	13.319487	13.550232	1.73%	0	2005
	12.521890	13.319487	6.37%	0	2004
	10.000000	12.521890	25.22%	0	2003*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	18.709634	12.281065	-34.36%	17,687	2008
	17.819068	18.709634	5.00%	8,498	2007
	15.149396	17.819068	17.62%	3,659	2006
	14.578054	15.149396	3.92%	2,353	2005
	13.007946	14.578054	12.07%	2,092	2004
	10.000000	13.007946	30.08%	1,655	2003*

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	14.033685	7.336000	-47.73%	63	2008
	13.933014	14.033685	0.72%	236,557	2007
	11.562722	13.933014	20.50%	127,506	2006
	10.000000	11.562722	15.63%	701	2005*

Neuberger Berman Advisers Management Trust - AMT Mid Cap Growth Portfolio: S Class - Q/NQ	20.813883	11.474168	-44.87%	271	2008
	17.453870	20.813883	19.25%	294	2007
	15.621448	17.453870	11.73%	294	2006
	14.110150	15.621448	10.71%	294	2005
	12.459319	14.110150	13.25%	294	2004
	10.000000	12.459319	24.59%	235	2003*

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	12.496395	6.592069	-47.25%	3,564	2008
	12.426054	12.496395	0.57%	7,509	2007
	11.475877	12.426054	8.28%	4,085	2006
	10.000000	11.475877	14.76%	0	2005*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	10.109792	8.542060	-15.51%	391,669	2008
	9.887928	10.109792	2.24%	400,737	2007
	9.721871	9.887928	1.71%	146,636	2006
	9.818562	9.721871	-0.98%	1,428	2005
	9.982221	9.818562	-1.64%	0	2004
	10.000000	9.982221	-0.18%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	14.863630	8.780080	-40.93%	0	2008
	15.153195	14.863630	-1.91%	0	2007
	14.750184	15.153195	2.73%	0	2006
	14.686262	14.750184	0.44%	0	2005
	13.449871	14.686262	9.19%	0	2004
	10.000000	13.449871	34.50%	291	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	16.364175	9.671311	-40.90%	22,507	2008
	15.582420	16.364175	5.02%	359,950	2007
	14.040548	15.582420	10.98%	186,442	2006
	13.461682	14.040548	4.30%	11,869	2005
	12.175732	13.461682	10.56%	0	2004
	10.000000	12.175732	21.76%	0	2003*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.760245	7.374717	-31.46%	233,671	2008
	10.388304	10.760245	3.58%	153,607	2007
	10.000000	10.388304	3.88%	65,638	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.422119	9.167766	-12.04%	105,710	2008
	10.370531	10.422119	0.50%	45,742	2007
	10.000000	10.370531	3.71%	3,861	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	11.907068	7.130857	-40.11%	6,068	2008
	10.668873	11.907068	11.61%	2,571	2007
	10.000000	10.668873	6.69%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	11.136891	6.063428	-45.56%	46,678	2008
	10.198772	11.136891	9.20%	43,427	2007
	10.000000	10.198772	1.99%	29,842	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	9.732937	5.883189	-39.55%	132,091	2008
	10.000000	9.732937	-2.67%	38,044	2007*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	13.808890	9.705005	-29.72%	0	2008
	13.720218	13.808890	0.65%	0	2007
	12.709010	13.720218	7.96%	0	2006
	12.717918	12.709010	-0.07%	0	2005
	11.835577	12.717918	7.45%	253	2004
	10.000000	11.835577	18.36%	110	2003*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.273300	7.911027	-29.83%	0	2008
	11.197258	11.273300	0.68%	4,012	2007
	10.372432	11.197258	7.95%	0	2006
	10.000000	10.372432	3.72%	0	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class II - Q/NQ	47.408702	19.464746	-58.94%	0	2008
	33.459249	47.408702	41.69%	0	2007
	25.147238	33.459249	33.05%	0	2006
	19.468943	25.147238	29.17%	0	2005
	16.562641	19.468943	17.55%	0	2004
	10.000000	16.562641	65.63%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Gartmore NVIT Emerging Markets Fund: Class VI - Q/NQ	28.548554	11.739775	-58.88%	1,738	2008
	20.112666	28.548554	41.94%	8,327	2007
	15.089546	20.112666	33.29%	1,717	2006
	11.668428	15.089546	29.32%	4,075	2005
	10.000000	11.668428	16.68%	5,045	2004*

NVIT Gartmore NVIT Global Utilities Fund: Class II - Q/NQ	25.401633	16.568605	-34.77%	0	2008
	21.680339	25.401633	17.16%	0	2007
	16.174109	21.680339	34.04%	0	2006
	15.605106	16.174109	3.65%	0	2005
	12.340918	15.605106	26.45%	0	2004
	10.000000	12.340918	23.41%	886	2003*

NVIT Gartmore NVIT International Equity Fund: Class VI - Q/NQ	10.000000	5.419158	-45.81%	1,528	2008*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ	10.000000	5.071088	-49.29%	570	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	10.000000	6.076866	-39.23%	475,764	2008*

NVIT NVIT Cardinal SM Aggressive Fund: Class II - Q/NQ	10.000000	6.309660	-36.90%	0	2008*

NVIT NVIT Cardinal SM Balanced Fund: Class II - Q/NQ	10.000000	7.860440	-21.40%	120,054	2008*

NVIT NVIT Cardinal SM Capital Appreciation Fund: Class II - Q/NQ	10.000000	7.143618	-28.56%	17,541	2008*

NVIT NVIT Cardinal SM Conservative Fund: Class II - Q/NQ	10.000000	9.002246	-9.98%	10,720	2008*

NVIT NVIT Cardinal SM Moderate Fund: Class II - Q/NQ	10.000000	7.498783	-25.01%	92,277	2008*

NVIT NVIT Cardinal SM Moderately Aggressive Fund: Class II - Q/NQ	10.000000	6.783234	-32.17%	0	2008*

NVIT NVIT Cardinal SM Moderately Conservative Fund: Class II - Q/NQ	10.000000	8.237629	-17.62%	15,027	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Core Bond Fund: Class II - Q/NQ	10.000000	9.763757	-2.36%	359	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	10.000000	9.769545	-2.30%	591	2008*

NVIT NVIT Global Financial Services Fund: Class II - Q/NQ	20.316139	10.638908	-47.63%	0	2008
	21.116481	20.316139	-3.79%	0	2007
	18.015837	21.116481	17.21%	0	2006
	16.660460	18.015837	8.14%	0	2005
	14.135087	16.660460	17.87%	0	2004
	10.000000	14.135087	41.35%	767	2003*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	10.698976	11.248359	5.13%	457,045	2008
	10.231074	10.698976	4.57%	401,064	2007
	10.143040	10.231074	0.87%	164,961	2006
	10.063343	10.143040	0.79%	16,369	2005
	9.985062	10.063343	0.78%	7,972	2004
	10.000000	9.985062	-0.15%	0	2003*

NVIT NVIT Health Sciences Fund: Class II - Q/NQ	16.781663	12.218343	-27.19%	125	2008
	15.228338	16.781663	10.20%	135	2007
	15.231151	15.228338	-0.02%	135	2006
	14.423660	15.231151	5.60%	135	2005
	13.738945	14.423660	4.98%	135	2004
	10.000000	13.738945	37.39%	871	2003*

NVIT NVIT Health Sciences Fund: Class VI - Q/NQ	11.393937	8.290740	-27.24%	6,847	2008
	10.334513	11.393937	10.25%	5,231	2007
	10.338073	10.334513	-0.03%	1,114	2006
	9.785730	10.338073	5.64%	3,259	2005
	10.000000	9.785730	-2.14%	1,003	2004*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	11.515743	6.395945	-44.46%	538	2008
	10.787646	11.515743	6.75%	1,430	2007
	10.000000	10.787646	7.88%	0	2006*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.700793	10.732127	-8.28%	59,169	2008
	11.377827	11.700793	2.84%	35,642	2007
	10.980000	11.377827	3.62%	25,551	2006
	10.889154	10.980000	0.83%	4,034	2005
	10.660918	10.889154	2.14%	2,124	2004
	10.000000	10.660918	6.61%	2,013	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	13.260561	10.995112	-17.08%	316,989	2008
	12.836281	13.260561	3.31%	254,221	2007
	12.129392	12.836281	5.83%	123,574	2006
	11.893276	12.129392	1.99%	21,516	2005
	11.371597	11.893276	4.59%	0	2004
	10.000000	11.371597	13.72%	0	2003*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	14.946124	11.203480	-25.04%	1,056,674	2008
	14.495297	14.946124	3.11%	1,078,346	2007
	13.336606	14.495297	8.69%	755,709	2006
	12.970434	13.336606	2.82%	165,754	2005
	12.132370	12.970434	6.91%	45,586	2004
	10.000000	12.132370	21.32%	13,362	2003*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	17.164824	11.493521	-33.04%	767,952	2008
	16.570109	17.164824	3.59%	789,998	2007
	14.821279	16.570109	11.80%	582,240	2006
	14.181698	14.821279	4.51%	172,751	2005
	12.962759	14.181698	9.40%	12,336	2004
	10.000000	12.962759	29.63%	9,004	2003*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	18.846640	11.616670	-38.36%	155,288	2008
	18.226640	18.846640	3.40%	173,248	2007
	15.978276	18.226640	14.07%	117,967	2006
	15.167023	15.978276	5.35%	22,573	2005
	13.628322	15.167023	11.29%	4,189	2004
	10.000000	13.628322	36.28%	3,250	2003*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	19.777604	12.263795	-37.99%	5,168	2008
	18.842211	19.777604	4.96%	4,731	2007
	17.567024	18.842211	7.26%	5,639	2006
	16.055123	17.567024	9.42%	3,921	2005
	14.213733	16.055123	12.96%	2,952	2004
	10.000000	14.213733	42.14%	0	2003*

NVIT NVIT Money Market Fund: Class I - Q/NQ	10.116888	10.076866	-0.40%	148,796	2008
	9.892906	10.116888	2.26%	121,759	2007
	9.696233	9.892906	2.03%	46,826	2006
	9.675846	9.696233	0.21%	4,585	2005
	9.833986	9.675846	-1.61%	5,785	2004
	10.000000	9.833986	-1.66%	0	2003*

NVIT NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ	10.000000	6.025673	-39.74%	392,631	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager International Value Fund: Class II - Q/NQ	20.930654	10.932772	-47.77%	0	2008
	20.882678	20.930654	0.23%	0	2007
	17.478955	20.882678	19.47%	0	2006
	16.019415	17.478955	9.11%	0	2005
	13.677693	16.019415	17.12%	0	2004
	10.000000	13.677693	36.78%	0	2003*

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	14.899800	7.786620	-47.74%	138,734	2008
	14.867113	14.899800	0.22%	181,238	2007
	12.443489	14.867113	19.48%	66,889	2006
	11.402939	12.443489	9.13%	590	2005
	10.000000	11.402939	14.03%	0	2004*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	10.000000	6.258057	-37.42%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	10.000000	6.246255	-37.54%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	10.000000	6.169051	-38.31%	153,862	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	10.000000	6.648947	-33.51%	294,852	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ	17.027965	8.884717	-47.82%	2,438	2008
	15.935079	17.027965	6.86%	977	2007
	15.852707	15.935079	0.52%	0	2006
	15.075139	15.852707	5.16%	0	2005
	13.648474	15.075139	10.45%	0	2004
	10.000000	13.648474	36.48%	0	2003*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	19.676194	13.000376	-33.93%	571	2008
	21.734096	19.676194	-9.47%	41	2007
	19.015924	21.734096	14.29%	0	2006
	18.954921	19.015924	0.32%	0	2005
	16.599553	18.954921	14.19%	0	2004
	10.000000	16.599553	66.00%	0	2003*

NVIT NVIT Multi-Manager Small Company Fund: Class II - Q/NQ	20.002253	12.033906	-39.84%	27,742	2008
	20.115799	20.002253	-0.56%	24,619	2007
	18.441819	20.115799	9.08%	20,128	2006
	16.868575	18.441819	9.33%	788	2005
	14.550118	16.868575	15.93%	644	2004
	10.000000	14.550118	45.50%	722	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	11.739599	9.476576	-19.28%	11,947	2008
	11.498052	11.739599	2.10%	1,918	2007
	11.236363	11.498052	2.33%	0	2006
	11.266279	11.236363	-0.27%	0	2005
	10.835323	11.266279	3.98%	0	2004
	10.000000	10.835323	8.35%	0	2003*

NVIT NVIT Nationwide Fund: Class II - Q/NQ	16.967780	9.668944	-43.02%	334,567	2008
	16.115265	16.967780	5.29%	275,597	2007
	14.559299	16.115265	10.69%	130,544	2006
	13.935234	14.559299	4.48%	1,655	2005
	13.035102	13.935234	6.91%	0	2004
	10.000000	13.035102	30.25%	0	2003*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.000000	9.783586	-2.16%	1,087	2008*

NVIT NVIT Technology and Communications Fund: Class II - Q/NQ	18.877286	9.434793	-50.02%	0	2008
	16.119961	18.877286	17.11%	0	2007
	14.922037	16.119961	8.03%	0	2006
	15.407384	14.922037	-3.15%	0	2005
	15.174278	15.407384	1.54%	0	2004
	10.000000	15.174278	51.74%	662	2003*

NVIT NVIT Technology and Communications Fund: Class VI - Q/NQ	13.270064	6.629740	-50.04%	4,075	2008
	11.340591	13.270064	17.01%	7,385	2007
	10.448665	11.340591	8.54%	1,109	2006
	10.788509	10.448665	-3.15%	1,078	2005
	10.000000	10.788509	7.89%	1,034	2004*

NVIT NVIT U.S. Growth Leaders Fund: Class II - Q/NQ	20.460983	11.687721	-42.88%	6,737	2008
	17.169471	20.460983	19.17%	8,119	2007
	17.679909	17.169471	-2.89%	5,351	2006
	16.216169	17.679909	9.03%	2,546	2005
	14.821588	16.216169	9.41%	248	2004
	10.000000	14.821588	48.22%	199	2003*

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	16.808572	10.298729	-38.73%	45,805	2008
	17.685246	16.808572	-4.96%	182,610	2007
	15.679216	17.685246	12.79%	97,515	2006
	15.453033	15.679216	1.46%	2,389	2005
	13.522524	15.453033	14.28%	1,180	2004
	10.000000	13.522524	35.23%	0	2003*

NVIT Van Kampen NVIT Real Estate Fund: Class II - Q/NQ	10.000000	5.542287	-44.58%	594	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	16.846489	8.933822	-46.97%	13,868	2008
	15.161714	16.846489	11.11%	10,301	2007
	14.425439	15.161714	5.10%	3,068	2006
	14.093816	14.425439	2.35%	1,708	2005
	13.544281	14.093816	4.06%	163	2004
	10.000000	13.544281	35.44%	181	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	15.125579	8.805899	-41.78%	8,502	2008
	14.614166	15.125579	3.50%	4,778	2007
	12.753485	14.614166	14.59%	3,276	2006
	11.456748	12.753485	11.32%	1,867	2005
	10.000000	11.456748	14.57%	0	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	23.004518	13.396479	-41.77%	0	2008
	22.221980	23.004518	3.52%	0	2007
	19.398534	22.221980	14.55%	0	2006
	17.424186	19.398534	11.33%	0	2005
	15.017425	17.424186	16.03%	0	2004
	10.000000	15.017425	50.17%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	9.493450	1.979825	-79.15%	874	2008
	10.000000	9.493450	-5.07%	0	2007*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	13.136527	2.746925	-79.09%	0	2008
	13.524768	13.136527	-2.87%	0	2007
	12.685960	13.524768	6.61%	0	2006
	12.741564	12.685960	-0.44%	0	2005
	12.006440	12.741564	6.12%	0	2004
	10.000000	12.006440	20.06%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	16.282810	9.753109	-40.10%	291,047	2008
	16.020323	16.282810	1.64%	262,395	2007
	14.302317	16.020323	12.01%	153,184	2006
	13.857431	14.302317	3.21%	1,178	2005
	13.008434	13.857431	6.53%	271	2004
	10.000000	13.008434	30.08%	115	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ	20.112327	12.168939	-39.50%	80,779	2008
	20.900654	20.112327	-3.77%	51,055	2007
	18.675684	20.900654	11.91%	23,292	2006
	17.439231	18.675684	7.09%	141	2005
	14.992384	17.439231	16.32%	0	2004
	10.000000	14.992384	49.92%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB - Q/NQ	14.126361	8.451603	-40.17%	1,305	2008
	15.406108	14.126361	-8.31%	1,305	2007
	13.617198	15.406108	13.14%	1,305	2006
	13.257903	13.617198	2.71%	1,305	2005
	12.225398	13.257903	8.45%	1,305	2004
	10.000000	12.225398	22.25%	876	2003*

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	20.618722	11.278549	-45.30%	1,053	2008
	19.497223	20.618722	5.75%	1,053	2007
	15.639878	19.497223	24.66%	1,053	2006
	14.281341	15.639878	9.51%	1,053	2005
	12.592919	14.281341	13.41%	1,053	2004
	10.000000	12.592919	25.93%	858	2003*

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	13.071164	8.032730	-38.55%	0	2008
	12.693644	13.071164	2.97%	0	2007
	12.334505	12.693644	2.91%	0	2006
	11.956265	12.334505	3.16%	0	2005
	11.663262	11.956265	2.51%	0	2004
	10.000000	11.663262	16.63%	0	2003*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	13.043082	7.300161	-44.03%	225,098	2008
	11.881632	13.043082	9.78%	104,354	2007
	11.134297	11.881632	6.71%	4,065	2006
	10.000000	11.134297	11.34%	2,232	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	12.187621	7.580883	-37.80%	6,679	2008
	12.121713	12.187621	0.54%	7,291	2007
	10.467009	12.121713	15.81%	5,753	2006
	10.000000	10.467009	4.67%	2,057	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.391055	10.274074	-1.13%	23,741	2008
	10.118996	10.391055	2.69%	11,071	2007
	9.965948	10.118996	1.54%	5,488	2006
	10.000000	9.965948	-0.34%	713	2005*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.750102	9.395057	-12.60%	251,194	2008
	10.469540	10.750102	2.68%	304,345	2007
	10.357447	10.469540	1.08%	109,502	2006
	10.209786	10.357447	1.45%	1,939	2005
	10.051446	10.209786	1.58%	1,077	2004
	10.000000	10.051446	0.51%	0	2003*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	16.465960	13.663256	-17.02%	0	2008
	15.858933	16.465960	3.83%	0	2007
	14.663608	15.858933	8.15%	0	2006
	13.397269	14.663608	9.45%	0	2005
	12.469819	13.397269	7.44%	0	2004
	10.000000	12.469819	24.70%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	21.979129	13.286923	-39.55%	4,071	2008
	27.225477	21.979129	-19.27%	2,773	2007
	20.260667	27.225477	34.38%	2,075	2006
	17.779089	20.260667	13.96%	1,450	2005
	13.387071	17.779089	32.81%	5,004	2004
	10.000000	13.387071	33.87%	1,745	2003*

Additional Contract Options Elected (Total 2.45%)
(Variable account charges of 2.45% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	16.882097	7.920094	-53.09%	2,884	2008
	17.075586	16.882097	-1.13%	3,468	2007
	15.497633	17.075586	10.18%	1,164	2006
	15.067829	15.497633	2.85%	1,171	2005
	13.935761	15.067829	8.12%	1,160	2004
	10.000000	13.935761	39.36%	0	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	16.402026	9.179408	-44.03%	1,939	2008
	15.050381	16.402026	8.98%	1,803	2007
	14.546160	15.050381	3.47%	1,499	2006
	13.732369	14.546160	5.93%	2,073	2005
	13.238858	13.732369	3.73%	1,988	2004
	10.000000	13.238858	32.39%	0	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	20.279762	10.458854	-48.43%	3,428	2008
	18.807989	20.279762	7.83%	2,203	2007
	16.583219	18.807989	13.42%	2,669	2006
	15.556921	16.583219	6.60%	2,680	2005
	13.835078	15.556921	12.45%	2,715	2004
	10.000000	13.835078	38.35%	0	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	17.522625	10.136716	-42.15%	0	2008
	17.132435	17.522625	2.28%	0	2007
	15.011819	17.132435	14.13%	0	2006
	14.711581	15.011819	2.04%	0	2005
	13.559370	14.711581	8.50%	7,415	2004
	10.000000	13.559370	35.59%	0	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	19.537545	12.245136	-37.33%	0	2008
	19.729605	19.537545	-0.97%	0	2007
	17.708748	19.729605	11.41%	0	2006
	17.023266	17.708748	4.03%	0	2005
	14.655279	17.023266	16.16%	0	2004
	10.000000	14.655279	46.55%	399	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	16.532270	10.525912	-36.33%	0	2008
	17.023627	16.532270	-2.89%	0	2007
	14.938245	17.023627	13.96%	0	2006
	14.650506	14.938245	1.96%	0	2005
	13.340824	14.650506	9.82%	0	2004
	10.000000	13.340824	33.41%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II - Q/NQ	22.240841	11.953937	-46.25%	0	2008
	19.337412	22.240841	15.01%	0	2007
	15.889975	19.337412	21.70%	0	2006
	14.400445	15.889975	10.34%	0	2005
	12.861727	14.400445	11.96%	0	2004
	10.000000	12.861727	28.62%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV - Q/NQ	17.253609	9.264709	-46.30%	339	2008
	15.003521	17.253609	15.00%	1,677	2007
	12.316730	15.003521	21.81%	0	2006
	11.175316	12.316730	10.21%	0	2005
	10.000000	11.175316	11.75%	0	2004*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	12.415593	9.142685	-26.36%	3,648	2008
	13.045604	12.415593	-4.83%	1,783	2007
	11.122619	13.045604	17.29%	937	2006
	10.000000	11.122619	11.23%	0	2005*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II - Q/NQ	15.398359	8.764677	-43.08%	362	2008
	13.064242	15.398359	17.87%	361	2007
	13.861230	13.064242	-5.75%	995	2006
	13.933195	13.861230	-0.52%	964	2005
	12.915353	13.933195	7.88%	957	2004
	10.000000	12.915353	29.15%	1,179	2003*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	16.373073	11.690395	-28.60%	19,643	2008
	17.727829	16.373073	-7.64%	44,450	2007
	15.339459	17.727829	15.57%	47,956	2006
	14.995617	15.339459	2.29%	14,284	2005
	13.463753	14.995617	11.38%	7,507	2004
	10.000000	13.463753	34.64%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class II - Q/NQ	16.289868	8.149279	-49.97%	34,738	2008
	11.969405	16.289868	36.10%	75,616	2007
	11.269108	11.969405	6.21%	0	2006
	10.000000	11.269108	12.69%	0	2005*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	11.151420	10.705391	-4.00%	81,578	2008
	10.441688	11.151420	6.80%	4,362	2007
	10.535966	10.441688	-0.89%	1,048	2006
	10.633674	10.535966	-0.92%	1,333	2005
	10.302113	10.633674	3.22%	748	2004
	10.000000	10.302113	3.02%	0	2003*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	19.413832	13.083009	-32.61%	156	2008
	20.035455	19.413832	-3.10%	0	2007
	17.950420	20.035455	11.62%	0	2006
	17.158677	17.950420	4.61%	0	2005
	14.431180	17.158677	18.90%	0	2004
	10.000000	14.431180	44.31%	0	2003*

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	16.640276	10.173974	-38.86%	2,014	2008
	16.249423	16.640276	2.41%	2,510	2007
	14.457861	16.249423	12.39%	1,266	2006
	14.190724	14.457861	1.88%	1,697	2005
	13.182365	14.190724	7.65%	808	2004
	10.000000	13.182365	31.82%	450	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	15.407134	10.562171	-31.45%	2,372	2008
	14.783274	15.407134	4.22%	330	2007
	13.039977	14.783274	13.37%	2,058	2006
	12.837908	13.039977	1.57%	253	2005
	12.557974	12.837908	2.23%	255	2004
	10.000000	12.557974	25.58%	0	2003*

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares - Q/NQ	13.316963	8.083446	-39.30%	0	2008
	15.389337	13.316963	-13.47%	0	2007
	15.238321	15.389337	0.99%	0	2006
	14.797652	15.238321	2.98%	0	2005
	13.660398	14.797652	8.33%	0	2004
	10.000000	13.660398	36.60%	0	2003*

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	14.394684	9.272778	-35.58%	0	2008
	16.373113	14.394684	-12.08%	0	2007
	14.408005	16.373113	13.64%	0	2006
	14.095572	14.408005	2.22%	0	2005
	13.195779	14.095572	6.82%	0	2004
	10.000000	13.195779	31.96%	0	2003*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	16.085922	11.036050	-31.39%	141	2008
	15.041862	16.085922	6.94%	0	2007
	13.316875	15.041862	12.95%	0	2006
	13.422830	13.316875	-0.79%	0	2005
	12.846538	13.422830	4.49%	0	2004
	10.000000	12.846538	28.47%	0	2003*

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	9.825668	9.502130	-3.29%	0	2008
	10.225710	9.825668	-3.91%	0	2007
	10.000000	10.225710	2.26%	0	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	10.487165	9.457548	-9.82%	4,408	2008
	10.226332	10.487165	2.55%	4,696	2007
	10.087058	10.226332	1.38%	353	2006
	10.238648	10.087058	-1.48%	353	2005
	10.158553	10.238648	0.79%	415	2004
	10.000000	10.158553	1.59%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	21.073191	11.780264	-44.10%	15,653	2008
	18.418323	21.073191	14.41%	23,248	2007
	16.942716	18.418323	8.71%	17,083	2006
	14.888369	16.942716	13.80%	15,261	2005
	13.253125	14.888369	12.34%	2,630	2004
	10.000000	13.253125	32.53%	1,745	2003*

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	21.485179	9.555447	-55.53%	7,604	2008
	15.124483	21.485179	42.06%	8,559	2007
	13.294360	15.124483	13.77%	24,993	2006
	10.000000	13.294360	32.94%	7,124	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	17.554161	9.792217	-44.22%	23,853	2008
	17.771362	17.554161	-1.22%	37,465	2007
	15.189265	17.771362	17.00%	50,531	2006
	14.748070	15.189265	2.99%	5,455	2005
	13.591582	14.748070	8.51%	5,213	2004
	10.000000	13.591582	35.92%	448	2003*

Fidelity Variable Insurance Products Fund - VIP Freedom 2010 Portfolio: Service Class 2 - Q/NQ	12.006244	8.764105	-27.00%	29,972	2008
	11.353202	12.006244	5.75%	28,840	2007
	10.620105	11.353202	6.90%	28,620	2006
	10.000000	10.620105	6.20%	3,832	2005*

Fidelity Variable Insurance Products Fund - VIP Freedom 2020 Portfolio: Service Class 2 - Q/NQ	12.769450	8.370448	-34.45%	5,664	2008
	11.905261	12.769450	7.26%	6,399	2007
	10.924667	11.905261	8.98%	0	2006
	10.000000	10.924667	9.25%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Freedom 2030 Portfolio: Service Class 2 - Q/NQ	13.286249	8.012990	-39.69%	12,938	2008
	12.262972	13.286249	8.34%	13,934	2007
	11.131386	12.262972	10.17%	4,780	2006
	10.000000	11.131386	11.31%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	18.262570	9.386449	-48.60%	25,048	2008
	14.782584	18.262570	23.54%	57,176	2007
	14.218384	14.782584	3.97%	1,731	2006
	13.814271	14.218384	2.93%	397	2005
	13.732447	13.814271	0.60%	660	2004
	10.000000	13.732447	37.32%	3,870	2003*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	10.645498	10.025210	-5.83%	100,269	2008
	10.486033	10.645498	1.52%	96,578	2007
	10.321705	10.486033	1.59%	25,522	2006
	10.383480	10.321705	-0.59%	1,218	2005
	10.216209	10.383480	1.64%	0	2004
	10.000000	10.216209	2.16%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	24.551947	14.463722	-41.09%	9,180	2008
	21.824423	24.551947	12.50%	16,334	2007
	19.902525	21.824423	9.66%	16,956	2006
	17.286403	19.902525	15.13%	16,951	2005
	14.215317	17.286403	21.60%	17,596	2004
	10.000000	14.215317	42.15%	1,071	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	24.647298	13.473207	-45.34%	0	2008
	21.588201	24.647298	14.17%	0	2007
	18.789457	21.588201	14.90%	0	2006
	16.214347	18.789457	15.88%	0	2005
	14.668519	16.214347	10.54%	0	2004
	10.000000	14.668519	46.69%	1,098	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	16.648211	9.102905	-45.32%	23,827	2008
	14.581028	16.648211	14.18%	5,198	2007
	12.686350	14.581028	14.93%	864	2006
	10.951443	12.686350	15.84%	1,584	2005
	10.000000	10.951443	9.51%	860	2004*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	21.309015	10.125372	-52.48%	1,153	2008
	20.719740	21.309015	2.84%	2,136	2007
	18.307851	20.719740	13.17%	2,354	2006
	18.321666	18.307851	-0.08%	2,859	2005
	16.498459	18.321666	11.05%	1,743	2004
	10.000000	16.498459	64.98%	923	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	11.165991	7.661922	-31.38%	2,458	2008
	11.033444	11.165991	1.20%	4,777	2007
	10.000000	11.033444	10.33%	1,362	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	15.481515	11.009094	-28.89%	5,953	2008
	16.310931	15.481515	-5.09%	6,013	2007
	14.275060	16.310931	14.26%	11,172	2006
	14.147775	14.275060	0.90%	10,670	2005
	13.065946	14.147775	8.28%	7,991	2004
	10.000000	13.065946	30.66%	247	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	19.877499	12.987653	-34.66%	11,529	2008
	20.876474	19.877499	-4.79%	5,749	2007
	18.292933	20.876474	14.12%	9,486	2006
	17.239551	18.292933	6.11%	4,240	2005
	14.281063	17.239551	20.72%	8,859	2004
	10.000000	14.281063	42.81%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	10.000000	6.546717	-34.53%	0	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	19.769804	9.126843	-53.83%	21,225	2008
	15.749248	19.769804	25.53%	73,966	2007
	12.595749	15.749248	25.04%	2,943	2006
	10.000000	12.595749	25.96%	0	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	22.628094	13.160142	-41.84%	0	2008
	20.093511	22.628094	12.61%	0	2007
	16.959584	20.093511	18.48%	0	2006
	15.779632	16.959584	7.48%	0	2005
	13.647154	15.779632	15.63%	0	2004
	10.000000	13.647154	36.47%	3,459	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	16.394392	9.532448	-41.86%	63,532	2008
	14.559452	16.394392	12.60%	26,157	2007
	12.287035	14.559452	18.49%	8,171	2006
	11.435943	12.287035	7.44%	333	2005
	10.000000	11.435943	14.36%	0	2004*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	11.588307	12.006042	3.60%	6,288	2008
	10.700355	11.588307	8.30%	13,917	2007
	9.719950	10.700355	10.09%	3,541	2006
	10.000000	9.719950	-2.80%	0	2005*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	14.699480	12.036257	-18.12%	9,522	2008
	13.664876	14.699480	7.57%	9,522	2007
	12.685875	13.664876	7.72%	9,522	2006
	12.078253	12.685875	5.03%	9,522	2005
	11.433374	12.078253	5.64%	9,522	2004
	10.000000	11.433374	14.33%	9,522	2003*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	22.157894	12.036669	-45.68%	2,785	2008
	16.626188	22.157894	33.27%	3,886	2007
	15.618794	16.626188	6.45%	0	2006
	14.223799	15.618794	9.81%	0	2005
	12.360038	14.223799	15.08%	0	2004
	10.000000	12.360038	23.60%	0	2003*

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	16.782934	10.437846	-37.81%	2,359	2008
	16.212523	16.782934	3.52%	1,444	2007
	15.002874	16.212523	8.06%	0	2006
	13.865464	15.002874	8.20%	0	2005
	12.100319	13.865464	14.59%	0	2004
	10.000000	12.100319	21.00%	0	2003*

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	26.040744	12.139015	-53.38%	19,258	2008
	20.845919	26.040744	24.92%	5,244	2007
	14.565974	20.845919	43.11%	8,296	2006
	11.309454	14.565974	28.79%	0	2005
	10.000000	11.309454	13.09%	0	2004*

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	38.008036	17.710580	-53.40%	0	2008
	30.438823	38.008036	24.87%	0	2007
	21.278655	30.438823	43.05%	0	2006
	16.531078	21.278655	28.72%	798	2005
	14.278047	16.531078	15.78%	930	2004
	10.000000	14.278047	42.78%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	15.338099	9.428774	-38.53%	5,831	2008
	14.163861	15.338099	8.29%	5,908	2007
	13.530321	14.163861	4.68%	5,919	2006
	13.306701	13.530321	1.68%	5,882	2005
	12.516282	13.306701	6.32%	5,634	2004
	10.000000	12.516282	25.16%	4,330	2003*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	18.662974	12.244149	-34.39%	6,436	2008
	17.783782	18.662974	4.94%	5,902	2007
	15.127122	17.783782	17.56%	6,589	2006
	14.564059	15.127122	3.87%	5,567	2005
	13.002118	14.564059	12.01%	6,164	2004
	10.000000	13.002118	30.02%	4,440	2003*

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	14.014529	7.322224	-47.75%	0	2008
	13.921166	14.014529	0.67%	38,828	2007
	11.558796	13.921166	20.44%	17,132	2006
	10.000000	11.558796	15.59%	454	2005*

Neuberger Berman Advisers Management Trust - AMT Mid Cap Growth Portfolio: S Class - Q/NQ	20.760616	11.438915	-44.90%	710	2008
	17.418177	20.760616	19.19%	566	2007
	15.597465	17.418177	11.67%	0	2006
	14.095694	15.597465	10.65%	0	2005
	12.452940	14.095694	13.19%	0	2004
	10.000000	12.452940	24.53%	319	2003*
Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	12.479337	6.579688	-47.28%	0	2008
	12.415487	12.479337	0.51%	1,463	2007
	11.471979	12.415487	8.22%	0	2006
	10.000000	11.471979	14.72%	0	2005*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	10.084556	8.516376	-15.55%	114,821	2008
	9.868330	10.084556	2.19%	99,376	2007
	9.707576	9.868330	1.66%	27,505	2006
	9.809131	9.707576	-1.04%	1,055	2005
	9.977746	9.809131	-1.69%	798	2004
	10.000000	9.977746	-0.22%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	14.826537	8.753677	-40.96%	0	2008
	15.123174	14.826537	-1.96%	0	2007
	14.728489	15.123174	2.68%	0	2006
	14.672165	14.728489	0.38%	0	2005
	13.443839	14.672165	9.14%	0	2004
	10.000000	13.443839	34.44%	718	2003*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	16.325115	9.643260	-40.93%	0	2008
	15.553233	16.325115	4.96%	61,314	2007
	14.021406	15.553233	10.92%	23,692	2006
	13.450191	14.021406	4.25%	788	2005
	12.171575	13.450191	10.50%	1,917	2004
	10.000000	12.171575	21.72%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.751051	7.364637	-31.50%	154,670	2008
	10.384782	10.751051	3.53%	96,556	2007
	10.000000	10.384782	3.85%	6,925	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.413211	9.155239	-12.08%	48,000	2008
	10.367005	10.413211	0.45%	22,209	2007
	10.000000	10.367005	3.67%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	11.896907	7.121110	-40.14%	2,365	2008
	10.665256	11.896907	11.55%	2,158	2007
	10.000000	10.665256	6.65%	28,914	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	11.127375	6.055135	-45.58%	21,523	2008
	10.195307	11.127375	9.14%	10,328	2007
	10.000000	10.195307	1.95%	5,813	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	9.729601	5.878154	-39.58%	60,444	2008
	10.000000	9.729601	-2.70%	21,916	2007*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	13.774431	9.675824	-29.76%	0	2008
	13.693028	13.774431	0.59%	0	2007
	12.690302	13.693028	7.90%	0	2006
	12.705685	12.690302	-0.12%	0	2005
	11.830259	12.705685	7.40%	0	2004
	10.000000	11.830259	18.30%	4,915	2003*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.257892	7.896161	-29.86%	0	2008
	11.187725	11.257892	0.63%	5,898	2007
	10.368901	11.187725	7.90%	2,239	2006
	10.000000	10.368901	3.69%	0	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class II - Q/NQ	47.290499	19.406222	-58.96%	647	2008
	33.393003	47.290499	41.62%	647	2007
	25.110278	33.393003	32.99%	647	2006
	19.450243	25.110278	29.10%	1,294	2005
	16.555214	19.450243	17.49%	1,294	2004
	10.000000	16.555214	65.55%	0	2003*

NVIT Gartmore NVIT Emerging Markets Fund: Class VI - Q/NQ	28.495127	11.711769	-58.90%	35,286	2008
	20.085355	28.495127	41.87%	90,219	2007
	15.076760	20.085355	33.22%	34,225	2006
	11.664488	15.076760	29.25%	6,095	2005
	10.000000	11.664488	16.64%	6,800	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Gartmore NVIT Global Utilities Fund: Class II - Q/NQ	25.338264	16.518799	-34.81%	0	2008
	21.637387	25.338264	17.10%	0	2007
	16.150306	21.637387	33.98%	0	2006
	15.590106	16.150306	3.59%	0	2005
	12.335371	15.590106	26.39%	0	2004
	10.000000	12.335371	23.35%	0	2003*

NVIT Gartmore NVIT International Equity Fund: Class VI - Q/NQ	10.000000	5.417302	-45.83%	0	2008*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ	10.000000	5.069348	-49.31%	1,361	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	10.000000	6.074785	-39.25%	121,779	2008*

NVIT NVIT Cardinal SM Aggressive Fund: Class II - Q/NQ	10.000000	6.307499	-36.93%	0	2008*

NVIT NVIT Cardinal SM Balanced Fund: Class II - Q/NQ	10.000000	7.857757	-21.42%	304,608	2008*

NVIT NVIT Cardinal SM Capital Appreciation Fund: Class II - Q/NQ	10.000000	7.141169	-28.59%	44,174	2008*

NVIT NVIT Cardinal SM Conservative Fund: Class II - Q/NQ	10.000000	8.999173	-10.01%	1,410	2008*

NVIT NVIT Cardinal SM Moderate Fund: Class II - Q/NQ	10.000000	7.496218	-25.04%	4,057	2008*c

NVIT NVIT Cardinal SM Moderately Aggressive Fund: Class II - Q/NQ	10.000000	6.780906	-32.19%	27,121	2008*

NVIT NVIT Cardinal SM Moderately Conservative Fund: Class II - Q/NQ	10.000000	8.234811	-17.65%	0	2008*

NVIT NVIT Core Bond Fund: Class II - Q/NQ	10.000000	9.760428	-2.40%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	10.000000	9.766207	-2.34%	0	2008*

NVIT NVIT Global Financial Services Fund: Class II - Q/NQ	20.265463	10.606898	-47.66%	0	2008
	21.074672	20.265463	-3.84%	0	2007
	17.989353	21.074672	17.15%	0	2006
	16.644462	17.989353	8.08%	0	2005
	14.128751	16.644462	17.81%	0	2004
	10.000000	14.128751	41.29%	0	2003*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	10.672268	11.214537	5.08%	142,826	2008
	10.210801	10.672268	4.52%	97,944	2007
	10.128125	10.210801	0.82%	24,433	2006
	10.053669	10.128125	0.74%	888	2005
	9.980581	10.053669	0.73%	634	2004
	10.000000	9.980581	-0.19%	0	2003*

NVIT NVIT Health Sciences Fund: Class II - Q/NQ	16.739782	12.181596	-27.23%	0	2008
	15.198159	16.739782	10.14%	0	2007
	15.208734	15.198159	-0.07%	0	2006
	14.409793	15.208734	5.54%	0	2005
	13.732779	14.409793	4.93%	0	2004
	10.000000	13.732779	37.33%	0	2003*

NVIT NVIT Health Sciences Fund: Class VI - Q/NQ	11.372582	8.270961	-27.27%	6,717	2008
	10.320462	11.372582	10.19%	0	2007
	10.329304	10.320462	-0.09%	0	2006
	9.782422	10.329304	5.59%	4,823	2005
	10.000000	9.782422	-2.18%	0	2004*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	11.505905	6.387196	-44.49%	0	2008
	10.783989	11.505905	6.69%	0	2007
	10.000000	10.783989	7.84%	0	2006*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.671609	10.699867	-8.33%	15,015	2008
	11.355298	11.671609	2.79%	15,761	2007
	10.963864	11.355298	3.57%	15,339	2006
	10.878703	10.963864	0.78%	39,730	2005
	10.656145	10.878703	2.09%	48,685	2004
	10.000000	10.656145	6.56%	954	2003*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	13.227483	10.962065	-17.13%	107,781	2008
	12.810853	13.227483	3.25%	47,432	2007
	12.111554	12.810853	5.77%	7,859	2006
	11.881848	12.111554	1.93%	286	2005
	11.366500	11.881848	4.53%	286	2004
	10.000000	11.366500	13.67%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	14.908837	11.169797	-25.08%	249,749	2008
	14.466587	14.908837	3.06%	237,461	2007
	13.316989	14.466587	8.63%	185,656	2006
	12.957978	13.316989	2.77%	119,021	2005
	12.126932	12.957978	6.85%	18,312	2004
	10.000000	12.126932	21.27%	882	2003*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	17.122021	11.458975	-33.07%	134,932	2008
	16.537302	17.122021	3.54%	132,783	2007
	14.799488	16.537302	11.74%	124,681	2006
	14.168087	14.799488	4.46%	119,610	2005
	12.956946	14.168087	9.35%	91,128	2004
	10.000000	12.956946	29.57%	2,858	2003*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	18.799631	11.581745	-38.39%	273,585	2008
	18.190547	18.799631	3.35%	287,397	2007
	15.954789	18.190547	14.01%	288,647	2006
	15.152466	15.954789	5.29%	282,967	2005
	13.622215	15.152466	11.23%	192,696	2004
	10.000000	13.622215	36.22%	511	2003*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	19.728273	12.226918	-38.02%	968	2008
	18.804895	19.728273	4.91%	964	2007
	17.541202	18.804895	7.20%	10,843	2006
	16.039710	17.541202	9.36%	1,669	2005
	14.207354	16.039710	12.90%	204	2004
	10.000000	14.207354	42.07%	226	2003*

NVIT NVIT Money Market Fund: Class I - Q/NQ	10.091441	10.046370	-0.45%	362,602	2008
	9.873106	10.091441	2.21%	127,962	2007
	9.681775	9.873106	1.98%	15,680	2006
	9.666356	9.681775	0.16%	2,125	2005
	9.829376	9.666356	-1.66%	3,394	2004
	10.000000	9.829376	-1.71%	5,666	2003*

NVIT NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ	10.000000	6.023605	-39.76%	90,595	2008*

NVIT NVIT Multi-Manager International Value Fund: Class II - Q/NQ	20.880662	10.901052	-47.79%	0	2008
	20.843538	20.880662	0.18%	0	2007
	17.455106	20.843538	19.41%	0	2006
	16.005733	17.455106	9.06%	0	2005
	13.673012	16.005733	17.06%	0	2004
	10.000000	13.673012	36.73%	434	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	14.871871	7.768032	-47.77%	41,043	2008
	14.846906	14.871871	0.17%	41,629	2007
	12.432919	14.846906	19.42%	18,470	2006
	11.399085	12.432919	9.07%	414	2005
	10.000000	11.399085	13.99%	0	2004*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	10.000000	6.255910	-37.44%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	10.000000	6.244104	-37.56%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	10.000000	6.166942	-38.33%	38,489	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	10.000000	6.646660	-33.53%	70,662	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ	16.985489	8.857995	-47.85%	0	2008
	15.903523	16.985489	6.80%	0	2007
	15.829399	15.903523	0.47%	0	2006
	15.060659	15.829399	5.10%	0	2005
	13.642354	15.060659	10.40%	0	2004
	10.000000	13.642354	36.42%	999	2003*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	19.627066	12.961264	-33.96%	0	2008
	21.691010	19.627066	-9.52%	1,771	2007
	18.987931	21.691010	14.24%	20,283	2006
	18.936699	18.987931	0.27%	1,652	2005
	16.592095	18.936699	14.13%	2,266	2004
	10.000000	16.592095	65.92%	931	2003*

NVIT NVIT Multi-Manager Small Company Fund: Class II - Q/NQ	19.952370	11.997722	-39.87%	5,424	2008
	20.075975	19.952370	-0.62%	6,628	2007
	18.414714	20.075975	9.02%	6,476	2006
	16.852384	18.414714	9.27%	3,424	2005
	14.543597	16.852384	15.87%	2,559	2004
	10.000000	14.543597	45.44%	4,054	2003*

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	11.710288	9.448066	-19.32%	18,327	2008
	11.475254	11.710288	2.05%	9,287	2007
	11.219811	11.475254	2.28%	0	2006
	11.255447	11.219811	-0.32%	0	2005
	10.830451	11.255447	3.92%	0	2004
	10.000000	10.830451	8.30%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Nationwide Fund: Class II - Q/NQ	16.925444	9.639863	-43.05%	80,046	2008
	16.083340	16.925444	5.24%	49,949	2007
	14.537894	16.083340	10.63%	20,769	2006
	13.921850	14.537894	4.43%	1,101	2005
	13.029251	13.921850	6.85%	436	2004
	10.000000	3.029251	30.29%	452	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.000000	9.780247	-2.20%	53,493	2008*

NVIT NVIT Technology and Communications Fund: Class II - Q/NQ	18.830186	9.406412	-50.05%	1,195	2008
	16.088024	18.830186	17.04%	1,195	2007
	14.900100	16.088024	7.97%	1,195	2006
	15.392596	14.900100	-3.20%	1,195	2005
	15.167483	15.392596	1.48%	1,195	2004
	10.000000	15.167483	51.67%	1,932	2003*

NVIT NVIT Technology and Communications Fund: Class VI - Q/NQ	13.245197	6.613916	-50.07%	824	2008
	11.325162	13.245197	16.95%	9,113	2007
	10.439790	11.325162	8.48%	2,747	2006
	10.784858	10.439790	-3.20%	0	2005
	10.000000	10.784858	7.85%	0	2004*

NVIT NVIT U.S. Growth Leaders Fund: Class II - Q/NQ	20.409920	11.652563	-42.91%	1,899	2008
	17.135443	20.409920	19.11%	3,010	2007
	17.653897	17.135443	-2.94%	18,081	2006
	16.200588	17.653897	8.97%	1,890	2005
	14.814942	16.200588	9.35%	1,843	2004
	10.000000	14.814942	48.15%	0	2003*

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	16.766670	10.267780	-38.76%	17,973	2008
	17.650248	16.766670	-5.01%	34,969	2007
	15.656179	17.650248	12.74%	17,953	2006
	15.438204	15.656179	1.41%	2,074	2005
	13.516468	15.438204	14.22%	599	2004
	10.000000	13.516468	35.16%	0	2003*

NVIT Van Kampen NVIT Real Estate Fund: Class II - Q/NQ	10.000000	5.540370	-44.60%	348	2008*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	16.804469	8.906952	-47.00%	1,791	2008
	15.131697	16.804469	11.05%	4,393	2007
	14.404240	15.131697	5.05%	4,317	2006
	14.080295	14.404240	2.30%	5,094	2005
	13.538203	14.080295	4.00%	12,593	2004
	10.000000	13.538203	35.38%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	15.097235	8.784872	-41.81%	0	2008
	14.594300	15.097235	3.45%	131	2007
	12.742651	14.594300	14.53%	0	2006
	11.452862	12.742651	11.26%	0	2005
	10.000000	11.452862	14.53%	0	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	22.947137	13.356205	-41.80%	0	2008
	22.177973	22.947137	3.47%	0	2007
	19.370009	22.177973	14.50%	0	2006
	17.407459	19.370009	11.27%	0	2005
	15.010694	17.407459	15.97%	0	2004
	10.000000	15.010694	50.11%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	9.490192	1.978125	-79.16%	34	2008
	10.000000	9.490192	-5.10%	4,276	2007*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	13.103739	2.738656	-79.10%	2,866	2008
	13.497972	13.103739	-2.92%	3,040	2007
	12.667295	13.497972	6.56%	648	2006
	12.729317	12.667295	-0.49%	207	2005
	12.001048	12.729317	6.07%	0	2004
	10.000000	12.001048	20.01%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	16.242194	9.723776	-40.13%	77,790	2008
	15.988600	16.242194	1.59%	52,788	2007
	14.281290	15.988600	11.95%	25,022	2006
	13.844123	14.281290	3.16%	2,620	2005
	13.002597	13.844123	6.47%	440	2004
	10.000000	13.002597	30.03%	456	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ	20.062157	12.132345	-39.53%	19,025	2008
	20.859269	20.062157	-3.82%	10,293	2007
	18.648225	20.859269	11.86%	3,768	2006
	17.422486	18.648225	7.04%	696	2005
	14.985665	17.422486	16.26%	684	2004
	10.000000	14.985665	49.86%	0	2003*

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB - Q/NQ	14.092627	8.427091	-40.20%	274	2008
	15.377247	14.092627	-8.35%	296	2007
	13.598634	15.377247	13.08%	380	2006
	13.246585	13.598634	2.66%	413	2005
	12.221224	13.246585	8.39%	0	2004
	10.000000	12.221224	22.21%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	20.569506	11.245851	-45.33%	0	2008
	19.460698	20.569506	5.70%	0	2007
	15.618561	19.460698	24.60%	0	2006
	14.269156	15.618561	9.46%	0	2005
	12.588612	14.269156	13.35%	0	2004
	10.000000	12.588612	25.89%	0	2003*

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	13.039960	8.009437	-38.58%	240	2008
	12.669848	13.039960	2.92%	240	2007
	12.317677	12.669848	2.86%	240	2006
	11.946053	12.317677	3.11%	240	2005
	11.659268	11.946053	2.46%	0	2004
	10.000000	11.659268	16.59%	0	2003*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	13.025297	7.286453	-44.06%	46,586	2008
	11.871543	13.025297	9.72%	16,191	2007
	11.130518	11.871543	6.66%	0	2006
	10.000000	11.130518	11.31%	0	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	12.170989	7.566643	-37.83%	1,008	2008
	12.111410	12.170989	0.49%	1,144	2007
	10.463452	12.111410	15.75%	1,475	2006
	10.000000	10.463452	4.63%	212	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.376874	10.254794	-1.18%	5,984	2008
	10.110392	10.376874	2.64%	6,395	2007
	9.962563	10.110392	1.48%	2,904	2006
	10.000000	9.962563	-0.37%	0	2005*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.724417	9.367803	-12.65%	67,956	2008
	10.449907	10.724417	2.63%	76,423	2007
	10.343311	10.449907	1.03%	18,640	2006
	10.201060	10.343311	1.39%	815	2005
	10.047999	10.201060	1.52%	0	2004
	10.000000	10.047999	0.48%	0	2003*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	16.423787	13.621265	-17.06%	0	2008
	15.826474	16.423787	3.77%	0	2007
	14.641085	15.826474	8.10%	0	2006
	13.383536	14.641085	9.40%	778	2005
	12.463435	13.383536	7.38%	778	2004
	10.000000	12.463435	24.63%	0	2003*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	21.922928	13.246120	-39.58%	8,558	2008
	27.169879	21.922928	-19.31%	15,322	2007
	20.229599	27.169879	34.31%	37,884	2006
	17.760907	20.229599	13.90%	3,508	2005
	13.380232	17.760907	32.74%	8,876	2004
	10.000000	13.380232	33.80%	5,759	2003*

Additional Contract Options Elected (Total 2.50%)
(Variable account charges of 2.50% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	16.839952	7.896257	-53.11%	2,939	2008
	17.041748	16.839952	-1.18%	4,861	2007
	15.474834	17.041748	10.13%	6,448	2006
	15.053357	15.474834	2.80%	6,779	2005
	13.929513	15.053357	8.07%	4,555	2004
	10.000000	13.929513	39.30%	0	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	16.361051	9.151768	-44.06%	5,586	2008
	15.020530	16.361051	8.92%	5,586	2007
	14.524742	15.020530	3.41%	6,329	2006
	13.719169	14.524742	5.87%	6,259	2005
	13.232915	13.719169	3.67%	3,157	2004
	10.000000	13.232915	32.33%	0	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	20.229163	10.427390	-48.45%	12,523	2008
	18.770739	20.229163	7.77%	2,269	2007
	16.558844	18.770739	13.36%	2,280	2006
	15.541991	16.558844	6.54%	2,308	2005
	13.828873	15.541991	12.39%	2,108	2004
	10.000000	13.828873	38.29%	0	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	17.478899	10.106228	-42.18%	0	2008
	17.098488	17.478899	2.22%	314	2007
	14.989726	17.098488	14.07%	314	2006
	14.697438	14.989726	1.99%	314	2005
	13.553279	14.697438	8.44%	314	2004
	10.000000	13.553279	35.53%	314	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	19.488802	12.208317	-37.36%	5,722	2008
	19.690530	19.488802	-1.02%	0	2007
	17.682705	19.690530	11.35%	0	2006
	17.006918	17.682705	3.97%	0	2005
	14.648712	17.006918	16.10%	0	2004
	10.000000	14.648712	46.49%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	16.491019	10.494252	-36.36%	0	2008
	16.989915	16.491019	-2.94%	0	2007
	14.916281	16.989915	13.90%	162	2006
	14.636444	14.916281	1.91%	0	2005
	13.334847	14.636444	9.76%	0	2004
	10.000000	13.334847	33.35%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II - Q/NQ	22.185329	11.917981	-46.28%	0	2008
	19.299100	22.185329	14.96%	0	2007
	15.866603	19.299100	21.63%	0	2006
	14.386628	15.866603	10.29%	0	2005
	12.855962	14.386628	11.91%	0	2004
	10.000000	12.855962	28.56%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV - Q/NQ	17.221259	9.242584	-46.33%	0	2008
	14.983115	17.221259	14.94%	0	2007
	12.306270	14.983115	21.75%	0	2006
	11.171528	12.306270	10.16%	0	2005
	10.000000	11.171528	11.72%	0	2004*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	12.398637	9.125504	-26.40%	39,345	2008
	13.034513	12.398637	-4.88%	68	2007
	11.118840	13.034513	17.23%	214	2006
	10.000000	11.118840	11.19%	0	2005*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II - Q/NQ	15.359933	8.738322	-43.11%	11,458	2008
	13.038351	15.359933	17.81%	14,141	2007
	13.840836	13.038351	-5.80%	14,638	2006
	13.919802	13.840836	-0.57%	14,992	2005
	12.909560	13.919802	7.83%	11,382	2004
	10.000000	12.909560	29.10%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	16.332197	11.655223	-28.64%	26,389	2008
	17.692698	16.332197	-7.69%	14,814	2007
	15.316888	17.692698	15.51%	15,214	2006
	14.981210	15.316888	2.24%	16,700	2005
	13.457714	14.981210	11.32%	3,337	2004
	10.000000	13.457714	34.58%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class II - Q/NQ	16.267651	8.133975	-50.00%	463	2008
	11.959238	16.267651	36.03%	0	2007
	11.265285	11.959238	6.16%	0	2006
	10.000000	11.265285	12.65%	0	2005*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	11.122866	10.672506	-4.05%	91,463	2008
	10.420323	11.122866	6.74%	5,109	2007
	10.519787	10.420323	-0.95%	12,634	2006
	10.622776	10.519787	-0.97%	10,529	2005
	10.296831	10.622776	3.17%	2,237	2004
	10.000000	10.296831	2.97%	0	2003*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	19.365387	13.043660	-32.64%	6,516	2008
	19.995764	19.365387	-3.15%	0	2007
	17.924022	19.995764	11.56%	0	2006
	17.142195	17.924022	4.56%	0	2005
	14.424717	17.142195	18.84%	0	2004
	10.000000	14.424717	44.25%	0	2003*

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	16.598760	10.143381	-38.89%	34,184	2008
	16.217239	16.598760	2.35%	22,370	2007
	14.436596	16.217239	12.33%	21,883	2006
	14.177097	14.436596	1.83%	20,628	2005
	13.176457	14.177097	7.59%	14,171	2004
	10.000000	13.176457	31.76%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	15.368705	10.530416	-31.48%	19,346	2008
	14.754004	15.368705	4.17%	3,335	2007
	13.020813	14.754004	13.31%	1,768	2006
	12.825585	13.020813	1.52%	1,243	2005
	12.552348	12.825585	2.18%	0	2004
	10.000000	12.552348	25.52%	0	2003*

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares - Q/NQ	13.283718	8.059121	-39.33%	0	2008
	15.358843	13.283718	-13.51%	0	2007
	15.215910	15.358843	0.94%	0	2006
	14.783442	15.215910	2.93%	0	2005
	13.654276	14.783442	8.27%	0	2004
	10.000000	13.654276	36.54%	0	2003*

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	14.358740	9.244875	-35.61%	0	2008
	16.340654	14.358740	-12.13%	0	2007
	14.386794	16.340654	13.58%	0	2006
	14.082027	14.386794	2.16%	0	2005
	13.189856	14.082027	6.76%	0	2004
	10.000000	13.189856	31.90%	0	2003*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	16.045824	11.002884	-31.43%	0	2008
	15.012094	16.045824	6.89%	0	2007
	13.297306	15.012094	12.90%	0	2006
	13.409955	13.297306	-0.84%	0	2005
	12.840790	13.409955	4.43%	0	2004
	10.000000	12.840790	28.41%	0	2003*

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	9.817266	9.489146	-3.34%	0	2008
	10.222237	9.817266	-3.96%	0	2007
	10.000000	10.222237	2.22%	0	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	10.460988	9.429111	-9.86%	6,251	2008
	10.206056	10.460988	2.50%	9,099	2007
	10.072213	10.206056	1.33%	10,658	2006
	10.228802	10.072213	-1.53%	9,712	2005
	10.153985	10.228802	0.74%	715	2004
	10.000000	10.153985	1.54%	68	2003*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	21.020590	11.744815	-44.13%	26,291	2008
	18.381823	21.020590	14.36%	40,313	2007
	16.917788	18.381823	8.65%	43,496	2006
	14.874067	16.917788	13.74%	43,465	2005
	13.247182	14.874067	12.28%	15,775	2004
	10.000000	13.247182	32.47%	312	2003*

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	21.455855	9.537492	-55.55%	0	2008
	15.111623	21.455855	41.98%	0	2007
	13.289851	15.111623	13.71%	0	2006
	10.000000	13.289851	32.90%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	17.510355	9.762765	-44.25%	27,058	2008
	17.736161	17.510355	-1.27%	12,821	2007
	15.166922	17.736161	16.94%	14,675	2006
	14.733905	15.166922	2.94%	16,143	2005
	13.585494	14.733905	8.45%	3,272	2004
	10.000000	13.585494	35.85%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Freedom 2010 Portfolio: Service Class 2 - Q/NQ	11.989856	8.747657	-27.04%	0	2008
	11.343550	11.989856	5.70%	232	2007
	10.616498	11.343550	6.85%	232	2006
	10.000000	10.616498	6.16%	232	2005*

Fidelity Variable Insurance Products Fund - VIP Freedom 2020 Portfolio: Service Class 2 - Q/NQ	12.752011	8.354727	-34.48%	1,166	2008
	11.895134	12.752011	7.20%	1,224	2007
	10.920956	11.895134	8.92%	1,388	2006
	10.000000	10.920956	9.21%	1,465	2005*

Fidelity Variable Insurance Products Fund - VIP Freedom 2030 Portfolio: Service Class 2 - Q/NQ	13.268098	7.997929	-39.72%	2,182	2008
	12.252531	13.268098	8.29%	1,009	2007
	11.127603	12.252531	10.11%	1,009	2006
	10.000000	11.127603	11.28%	595	2005*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	18.217002	9.358211	-48.63%	15,531	2008
	14.753298	18.217002	23.48%	9,556	2007
	14.197474	14.753298	3.91%	4,995	2006
	13.801005	14.197474	2.87%	5,660	2005
	13.726297	13.801005	0.54%	2,638	2004
	10.000000	13.726297	37.26%	300	2003*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	10.618908	9.995042	-5.88%	59,573	2008
	10.465245	10.618908	1.47%	22,808	2007
	10.306501	10.465245	1.54%	17,628	2006
	10.373487	10.306501	-0.65%	16,462	2005
	10.211618	10.373487	1.59%	9,930	2004
	10.000000	10.211618	2.12%	135	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	24.490730	14.420242	-41.12%	43,345	2008
	21.781223	24.490730	12.44%	18,763	2007
	19.873286	21.781223	9.60%	20,302	2006
	17.269816	19.873286	15.08%	21,677	2005
	14.208951	17.269816	21.54%	5,823	2004
	10.000000	14.208951	42.09%	208	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	24.585786	13.432667	-45.36%	0	2008
	21.545435	24.585786	14.11%	0	2007
	18.761820	21.545435	14.84%	0	2006
	16.198775	18.761820	15.82%	0	2005
	14.661946	16.198775	10.48%	0	2004
	10.000000	14.661946	46.62%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	16.616993	9.081168	-45.35%	20,269	2008
	14.561194	16.616993	14.12%	0	2007
	12.675573	14.561194	14.88%	0	2006
	10.947737	12.675573	15.78%	0	2005
	10.000000	10.947737	9.48%	0	2004*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	21.255803	10.094879	-52.51%	81	2008
	20.678665	21.255803	2.79%	1,486	2007
	18.280910	20.678665	13.12%	1,638	2006
	18.304064	18.280910	-0.13%	1,642	2005
	16.491056	18.304064	10.99%	307	2004
	10.000000	16.491056	64.91%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	11.156432	7.651436	-31.42%	2,843	2008
	11.029684	11.156432	1.15%	373	2007
	10.000000	11.029684	10.30%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	15.442886	10.975983	-28.93%	27,815	2008
	16.278629	15.442886	-5.13%	35,760	2007
	14.254069	16.278629	14.20%	39,786	2006
	14.134191	14.254069	0.85%	44,391	2005
	13.060104	14.134191	8.22%	15,535	2004
	10.000000	13.060104	30.60%	149	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	19.827870	12.948565	-34.70%	15,801	2008
	20.835094	19.827870	-4.83%	0	2007
	18.266013	20.835094	14.06%	0	2006
	17.222986	18.266013	6.06%	0	2005
	14.274655	17.222986	20.65%	0	2004
	10.000000	14.274655	42.75%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	10.000000	6.544474	-34.56%	0	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	19.742812	9.109689	-53.86%	0	2008
	15.735858	19.742812	25.46%	0	2007
	12.591480	15.735858	24.97%	0	2006
	10.000000	12.591480	25.91%	0	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	22.571597	13.120541	-41.87%	0	2008
	20.053671	22.571597	12.56%	0	2007
	16.934621	20.053671	18.42%	0	2006
	15.764456	16.934621	7.42%	0	2005
	13.641016	15.764456	15.57%	0	2004
	10.000000	13.641016	36.41%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	16.363649	9.509689	-41.89%	83,036	2008
	14.539644	16.363649	12.55%	4,752	2007
	12.276589	14.539644	18.43%	1,112	2006
	11.432056	12.276589	7.39%	0	2005
	10.000000	11.432056	14.32%	0	2004*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	11.572459	11.983474	3.55%	0	2008
	10.691232	11.572459	8.24%	0	2007
	9.716638	10.691232	10.03%	0	2006
	10.000000	9.716638	-2.83%	0	2005*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	14.662821	12.000082	-18.16%	0	2008
	13.637813	14.662821	7.52%	62	2007
	12.667219	13.637813	7.66%	62	2006
	12.066649	12.667219	4.98%	62	2005
	11.428244	12.066649	5.59%	62	2004
	10.000000	11.428244	14.28%	62	2003*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	22.102567	12.000442	-45.71%	40,683	2008
	16.593217	22.102567	33.20%	0	2007
	15.595793	16.593217	6.40%	0	2006
	14.210111	15.595793	9.75%	0	2005
	12.354479	14.210111	15.02%	0	2004
	10.000000	12.354479	23.54%	0	2003*

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	16.742841	10.407552	-37.84%	0	2008
	16.182127	16.742841	3.47%	61	2007
	14.982396	16.182127	8.01%	61	2006
	13.853630	14.982396	8.15%	61	2005
	12.096180	13.853630	14.53%	61	2004
	10.000000	12.096180	20.96%	61	2003*

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	25.991968	12.110040	-53.41%	1,099	2008
	20.817591	25.991968	24.86%	540	2007
	14.553604	20.817591	43.04%	513	2006
	11.305622	14.553604	28.73%	0	2005
	10.000000	11.305622	13.06%	0	2004*

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	37.913251	17.657320	-53.43%	0	2008
	30.378563	37.913251	24.80%	0	2007
	21.247375	30.378563	42.98%	0	2006
	16.515213	21.247375	28.65%	0	2005
	14.271648	16.515213	15.72%	0	2004
	10.000000	14.271648	42.72%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	15.299788	9.400390	-38.56%	1,377	2008
	14.135769	15.299788	8.23%	1,674	2007
	13.510394	14.135769	4.63%	1,802	2006
	13.293905	13.510394	1.63%	1,942	2005
	12.510661	13.293905	6.26%	414	2004
	10.000000	12.510661	25.11%	57	2003*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	18.616371	12.207302	-34.43%	49,358	2008
	17.748528	18.616371	4.89%	3,277	2007
	15.104860	17.748528	17.50%	3,736	2006
	14.550067	15.104860	3.81%	3,886	2005
	12.996280	14.550067	11.96%	119	2004
	10.000000	12.996280	29.96%	0	2003*

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	13.995405	7.308476	-47.78%	0	2008
	13.909343	13.995405	0.62%	6,854	2007
	11.554870	13.909343	20.38%	2,365	2006
	10.000000	11.554870	15.55%	0	2005*

Neuberger Berman Advisers Management Trust - AMT Mid Cap Growth Portfolio: S Class - Q/NQ	20.707481	11.403772	-44.93%	0	2008
	17.382550	20.707481	19.13%	0	2007
	15.573531	17.382550	11.62%	0	2006
	14.081263	15.573531	10.60%	0	2005
	12.446564	14.081263	13.13%	0	2004
	10.000000	12.446564	24.47%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	12.462294	6.567326	-47.30%	0	2008
	12.404926	12.462294	0.46%	0	2007
	11.468083	12.404926	8.17%	0	2006
	10.000000	11.468083	14.68%	0	2005*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	10.059388	8.490757	-15.59%	38,820	2008
	9.848778	10.059388	2.14%	8,264	2007
	9.693283	9.848778	1.60%	5,407	2006
	9.799698	9.693283	-1.09%	1,311	2005
	9.973263	9.799698	-1.74%	1,104	2004
	10.000000	9.973263	-0.27%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	14.789516	8.727335	-40.99%	0	2008
	15.093196	14.789516	-2.01%	0	2007
	14.706822	15.093196	2.63%	0	2006
	14.658058	14.706822	0.33%	0	2005
	13.437805	14.658058	9.08%	0	2004
	10.000000	13.437805	34.38%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	16.286092	9.615264	-40.96%	6,594	2008
	15.524055	16.286092	4.91%	16,386	2007
	14.002252	15.524055	10.87%	11,817	2006
	13.438688	14.002252	4.19%	9,565	2005
	12.167407	13.438688	10.45%	6,134	2004
	10.000000	12.167407	21.67%	0	2003*
NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.741863	7.354567	-31.53%	1,621,080	2008
	10.381253	10.741863	3.47%	3,059	2007
	10.000000	10.381253	3.81%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.404322	9.142738	-12.13%	1,304,057	2008
	10.363484	10.404322	0.39%	3,502	2007
	10.000000	10.363484	3.63%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	11.886736	7.111360	-40.17%	44,104	2008
	10.661625	11.886736	11.49%	648	2007
	10.000000	10.661625	6.62%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	11.117858	6.046845	-45.61%	73,971	2008
	10.191841	11.117858	9.09%	1,307	2007
	10.000000	10.191841	1.92%	70	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	9.726268	5.873121	-39.62%	2,009,530	2008
	10.000000	9.726268	-2.74%	4,976	2007*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	13.740053	9.646721	-29.79%	0	2008
	13.665903	13.740053	0.54%	0	2007
	12.671637	13.665903	7.85%	0	2006
	12.693490	12.671637	-0.17%	0	2005
	11.824955	12.693490	7.34%	0	2004
	10.000000	11.824955	18.25%	0	2003*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.242528	7.881347	-29.90%	0	2008
	11.178219	11.242528	0.58%	0	2007
	10.365378	11.178219	7.84%	0	2006
	10.000000	10.365378	3.65%	0	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class II - Q/NQ	47.172587	19.347862	-58.98%	0	2008
	33.326894	47.172587	41.55%	0	2007
	25.073374	33.326894	32.92%	0	2006
	19.431581	25.073374	29.03%	0	2005
	16.547807	19.431581	17.43%	0	2004
	10.000000	16.547807	65.48%	0	2003*

NVIT Gartmore NVIT Emerging Markets Fund: Class VI - Q/NQ	28.441732	11.683809	-58.92%	0	2008
	20.058040	28.441732	41.80%	0	2007
	15.063949	20.058040	33.15%	0	2006
	11.660535	15.063949	29.19%	0	2005
	10.000000	11.660535	16.61%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Gartmore NVIT Global Utilities Fund: Class II - Q/NQ	25.275023	16.469110	-34.84%	0	2008
	21.594511	25.275023	17.04%	0	2007
	16.126549	21.594511	33.91%	0	2006
	15.575130	16.126549	3.54%	0	2005
	12.329837	15.575130	26.32%	0	2004
	10.000000	12.329837	23.30%	0	2003*

NVIT Gartmore NVIT International Equity Fund: Class VI - Q/NQ	10.000000	5.415436	-45.85%	5,873	2008*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ	10.000000	5.067603	-49.32%	310	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	10.000000	6.072701	-39.27%	11,677	2008*

NVIT NVIT Cardinal SM Aggressive Fund: Class II - Q/NQ	10.000000	6.305335	-36.95%	0	2008*

NVIT NVIT Cardinal SM Balanced Fund: Class II - Q/NQ	10.000000	7.855066	-21.45%	2,649,477	2008*

NVIT NVIT Cardinal SM Capital Appreciation Fund: Class II - Q/NQ	10.000000	7.138719	-28.61%	350,675	2008*

NVIT NVIT Cardinal SM Conservative Fund: Class II - Q/NQ	10.000000	8.996093	-10.04%	73,296	2008*

NVIT NVIT Cardinal SM Moderate Fund: Class II - Q/NQ	10.000000	7.493650	-25.06%	11,085	2008*

NVIT NVIT Cardinal SM Moderately Aggressive Fund: Class II - Q/NQ	10.000000	6.778583	-32.21%	5,576	2008*

NVIT NVIT Cardinal SM Moderately Conservative Fund: Class II - Q/NQ	10.000000	8.231992	-17.68%	103,596	2008*

NVIT NVIT Core Bond Fund: Class II - Q/NQ	10.000000	9.757093	-2.43%	6,392	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	10.000000	9.762870	-2.37%	812	2008*

NVIT NVIT Global Financial Services Fund: Class II - Q/NQ	20.214886	10.574980	-47.69%	0	2008
	21.032915	20.214886	-3.89%	0	2007
	17.962887	21.032915	17.09%	0	2006
	16.628477	17.962887	8.02%	0	2005
	14.122409	16.628477	17.75%	0	2004
	10.000000	14.122409	41.22%	0	2003*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	10.645636	11.180821	5.03%	49,609	2008
	10.190562	10.645636	4.47%	8,946	2007
	10.113215	10.190562	0.76%	5,337	2006
	10.044005	10.113215	0.69%	2,250	2005
	9.976093	10.044005	0.68%	1,015	2004
	10.000000	9.976093	-0.24%	0	2003*

NVIT NVIT Health Sciences Fund: Class II - Q/NQ	16.698003	12.144950	-27.27%	0	2008
	15.168048	16.698003	10.09%	0	2007
	15.186370	15.168048	-0.12%	0	2006
	14.395965	15.186370	5.49%	0	2005
	13.726626	14.395965	4.88%	0	2004
	10.000000	13.726626	37.27%	0	2003*

NVIT NVIT Health Sciences Fund: Class VI - Q/NQ	11.351218	8.251179	-27.31%	0	2008
	10.306395	11.351218	10.14%	0	2007
	10.320503	10.306395	-0.14%	0	2006
	9.779094	10.320503	5.54%	0	2005
	10.000000	9.779094	-2.21%	0	2004*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	11.496066	6.378450	-44.52%	1,679	2008
	10.780316	11.496066	6.64%	0	2007
	10.000000	10.780316	7.80%	0	2006*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.642456	10.667679	-8.37%	37,802	2008
	11.332780	11.642456	2.73%	20,394	2007
	10.947718	11.332780	3.52%	23,854	2006
	10.868245	10.947718	0.73%	33,387	2005
	10.651358	10.868245	2.04%	16,111	2004
	10.000000	10.651358	6.51%	0	2003*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	13.194470	10.929097	-17.17%	504,067	2008
	12.785464	13.194470	3.20%	50,459	2007
	12.093727	12.785464	5.72%	55,825	2006
	11.870421	12.093727	1.88%	56,250	2005
	11.361390	11.870421	4.48%	33,791	2004
	10.000000	11.361390	13.61%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	14.871618	11.136191	-25.12%	904,838	2008
	14.437916	14.871618	3.00%	381,731	2007
	13.297396	14.437916	8.58%	390,692	2006
	12.945518	13.297396	2.72%	407,737	2005
	12.121480	12.945518	6.80%	77,751	2004
	10.000000	12.121480	21.21%	913	2003*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	17.079278	11.424489	-33.11%	362,144	2008
	16.504527	17.079278	3.48%	258,299	2007
	14.777716	16.504527	11.69%	324,067	2006
	14.154468	14.777716	4.40%	333,353	2005
	12.951129	14.154468	9.29%	177,368	2004
	10.000000	12.951129	29.51%	58,673	2003*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	18.752730	11.546915	-38.43%	81,368	2008
	18.154523	18.752730	3.30%	80,998	2007
	15.931321	18.154523	13.95%	81,362	2006
	15.137915	15.931321	5.24%	82,930	2005
	13.616107	15.137915	11.18%	47,921	2004
	10.000000	13.616107	36.16%	2,068	2003*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	19.679065	12.190155	-38.06%	9,416	2008
	18.767658	19.679065	4.86%	0	2007
	17.515423	18.767658	7.15%	0	2006
	16.024317	17.515423	9.31%	0	2005
	14.201002	16.024317	12.84%	0	2004
	10.000000	14.201002	42.01%	0	2003*

NVIT NVIT Money Market Fund: Class I - Q/NQ	10.066041	10.015946	-0.50%	128,039	2008
	9.853333	10.066041	2.16%	21,131	2007
	9.667326	9.853333	1.92%	3,567	2006
	9.656870	9.667326	0.11%	22,639	2005
	9.824766	9.656870	-1.71%	0	2004
	10.000000	9.824766	-1.75%	0	2003*

NVIT NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ	10.000000	6.021537	-39.78%	14,090	2008*

NVIT NVIT Multi-Manager International Value Fund: Class II - Q/NQ	20.830786	10.869420	-47.82%	0	2008
	20.804475	20.830786	0.13%	0	2007
	17.431305	20.804475	19.35%	0	2006
	15.992068	17.431305	9.00%	0	2005
	13.668336	15.992068	17.00%	0	2004
	10.000000	13.668336	36.68%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	14.844018	7.749495	-47.79%	19,308	2008
	14.826735	14.844018	0.12%	4,890	2007
	12.422369	14.826735	19.36%	1,388	2006
	11.395221	12.422369	9.01%	0	2005
	10.000000	11.395221	13.95%	0	2004*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	10.000000	6.253770	-37.46%	10,225	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	10.000000	6.241962	-37.58%	34,945	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	10.000000	6.164820	-38.35%	10,085	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	10.000000	6.644385	-33.56%	29,789	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ	16.943088	8.831338	-47.88%	2,550	2008
	15.872015	16.943088	6.75%	0	2007
	15.806129	15.872015	0.42%	0	2006
	15.046204	15.806129	5.05%	0	2005
	13.636241	15.046204	10.34%	0	2004
	10.000000	13.636241	36.36%	0	2003*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	19.578133	12.922305	-34.00%	1,890	2008
	21.648088	19.578133	-9.56%	0	2007
	18.960047	21.648088	14.18%	0	2006
	18.918543	18.960047	0.22%	0	2005
	16.584685	18.918543	14.07%	0	2004
	10.000000	16.584685	65.85%	0	2003*

NVIT NVIT Multi-Manager Small Company Fund: Class II - Q/NQ	19.902575	11.961633	-39.90%	1,075	2008
	20.036196	19.902575	-0.67%	489	2007
	18.387630	20.036196	8.97%	502	2006
	16.836188	18.387630	9.21%	0	2005
	14.537072	16.836188	15.82%	0	2004
	10.000000	14.537072	45.37%	0	2003*

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	11.681086	9.419677	-19.36%	57,567	2008
	11.452544	11.681086	2.00%	857	2007
	11.203322	11.452544	2.22%	0	2006
	11.244639	11.203322	-0.37%	0	2005
	10.825594	11.244639	3.87%	0	2004
	10.000000	10.825594	8.26%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Nationwide Fund: Class II - Q/NQ	16.883208	9.610871	-43.07%	8,909	2008
	16.051475	16.883208	5.18%	7,568	2007
	14.516509	16.051475	10.57%	3,098	2006
	13.908480	14.516509	4.37%	0	2005
	13.023406	13.908480	6.80%	0	2004
	10.000000	13.023406	30.23%	0	2003*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.000000	9.776899	-2.23%	87,978	2008*

NVIT NVIT Technology and Communications Fund: Class II - Q/NQ	18.783196	9.378112	-50.07%	0	2008
	16.056147	18.783196	16.98%	0	2007
	14.878177	16.056147	7.92%	0	2006
	15.377810	14.878177	-3.25%	0	2005
	15.160681	15.377810	1.43%	0	2004
	10.000000	15.160681	51.61%	0	2003*

NVIT NVIT Technology and Communications Fund: Class VI - Q/NQ	13.220363	6.598126	-50.09%	0	2008
	11.309771	13.220363	16.89%	0	2007
	10.430918	11.309771	8.43%	0	2006
	10.781201	10.430918	-3.25%	0	2005
	10.000000	10.781201	7.81%	0	2004*

NVIT NVIT U.S. Growth Leaders Fund: Class II - Q/NQ	20.358976	11.617494	-42.94%	8,297	2008
	17.101485	20.358976	19.05%	15,001	2007
	17.627922	17.101485	-2.99%	15,132	2006
	16.185022	17.627922	8.92%	15,132	2005
	14.808298	16.185022	9.30%	14,122	2004
	10.000000	14.808298	48.08%	14,122	2003*

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	16.724821	10.236888	-38.79%	25,218	2008
	17.615270	16.724821	-5.05%	14,819	2007
	15.633146	17.615270	12.68%	13,621	2006
	15.423379	15.633146	1.36%	11,591	2005
	13.510397	15.423379	14.16%	4,559	2004
	10.000000	13.510397	35.10%	55	2003*

NVIT Van Kampen NVIT Real Estate Fund: Class II - Q/NQ	10.000000	5.538460	-44.62%	0	2008*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	16.762542	8.880161	-47.02%	15,755	2008
	15.101717	16.762542	11.00%	7,565	2007
	14.383063	15.101717	5.00%	8,619	2006
	14.066772	14.383063	2.25%	8,591	2005
	13.532144	14.066772	3.95%	3,502	2004
	10.000000	13.532144	35.32%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	15.068940	8.763902	-41.84%	0	2008
	14.574459	15.068940	3.39%	0	2007
	12.731834	14.574459	14.47%	0	2006
	11.448989	12.731834	11.20%	0	2005
	10.000000	11.448989	14.49%	0	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	22.889842	13.316012	-41.83%	0	2008
	22.134009	22.889842	3.41%	0	2007
	19.341502	22.134009	14.44%	0	2006
	17.390723	19.341502	11.22%	0	2005
	15.003950	17.390723	15.91%	0	2004
	10.000000	15.003950	50.04%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	9.486937	1.976432	-79.17%	0	2008
	10.000000	9.486937	-5.13%	0	2007*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	13.071001	2.730405	-79.11%	0	2008
	13.471187	13.071001	-2.97%	0	2007
	12.648632	13.471187	6.50%	0	2006
	12.717075	12.648632	-0.54%	0	2005
	11.995661	12.717075	6.01%	0	2004
	10.000000	11.995661	19.96%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	16.201647	9.694514	-40.16%	23,408	2008
	15.956906	16.201647	1.53%	9,839	2007
	14.260271	15.956906	11.90%	12,883	2006
	13.830819	14.260271	3.11%	3,802	2005
	12.996768	13.830819	6.42%	1,794	2004
	10.000000	12.996768	29.97%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ	20.012111	12.095861	-39.56%	7,426	2008
	20.817957	20.012111	-3.87%	1,744	2007
	18.620810	20.817957	11.80%	498	2006
	17.405765	18.620810	6.98%	0	2005
	14.978953	17.405765	16.20%	0	2004
	10.000000	14.978953	49.79%	0	2003*

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB - Q/NQ	14.058970	8.402644	-40.23%	1,975	2008
	15.348424	14.058970	-8.40%	2,032	2007
	13.580075	15.348424	13.02%	2,047	2006
	13.235273	13.580075	2.61%	2,061	2005
	12.217048	13.235273	8.33%	1,827	2004
	10.000000	12.217048	22.17%	61	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	20.520325	11.213197	-45.36%	0	2008
	19.424187	20.520325	5.64%	0	2007
	15.597228	19.424187	24.54%	0	2006
	14.256956	15.597228	9.40%	0	2005
	12.584302	14.256956	13.29%	0	2004
	10.000000	12.584302	25.84%	0	2003*

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	13.008807	7.986202	-38.61%	1,576	2008
	12.646107	13.008807	2.87%	1,607	2007
	12.300885	12.646107	2.81%	1,845	2006
	11.935860	12.300885	3.06%	1,911	2005
	11.655293	11.935860	2.41%	1,999	2004
	10.000000	11.655293	16.55%	0	2003*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	13.007515	7.272768	-44.09%	14,192	2008
	11.861450	13.007515	9.66%	2,568	2007
	11.126744	11.861450	6.60%	213	2006
	10.000000	11.126744	11.27%	213	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	12.154356	7.552422	-37.86%	39,361	2008
	12.101091	12.154356	0.44%	0	2007
	10.459894	12.101091	15.69%	0	2006
	10.000000	10.459894	4.60%	0	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.362703	10.235544	-1.23%	833	2008
	10.101791	10.362703	2.58%	1,005	2007
	9.959178	10.101791	1.43%	126	2006
	10.000000	9.959178	-0.41%	126	2005*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.698770	9.340608	-12.69%	20,374	2008
	10.430297	10.698770	2.57%	6,675	2007
	10.329181	10.430297	0.98%	3,536	2006
	10.192334	10.329181	1.34%	610	2005
	10.044557	10.192334	1.47%	415	2004
	10.000000	10.044557	0.45%	0	2003*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	16.381783	13.579469	-17.11%	0	2008
	15.794128	16.381783	3.72%	0	2007
	14.618624	15.794128	8.04%	0	2006
	13.369832	14.618624	9.34%	0	2005
	12.457054	13.369832	7.33%	0	2004
	10.000000	12.457054	24.57%	0	2003*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	21.866838	13.205422	-39.61%	0	2008
	27.114345	21.866838	-19.35%	0	2007
	20.198573	27.114345	34.24%	0	2006
	17.742725	20.198573	13.84%	0	2005
	13.373387	17.742725	32.67%	0	2004
	10.000000	13.373387	33.73%	0	2003*

Additional Contract Options Elected (Total 2.55%)
(Variable account charges of 2.55% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	16.797888	7.872468	-53.13%	1,345	2008
	17.007946	16.797888	-1.24%	2,478	2007
	15.452043	17.007946	10.07%	2,995	2006
	15.038878	15.452043	2.75%	2,536	2005
	13.923259	15.038878	8.01%	1,191	2004
	10.000000	13.923259	39.23%	796	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	16.320214	9.124231	-44.09%	273	2008
	14.990766	16.320214	8.87%	334	2007
	14.503375	14.990766	3.36%	419	2006
	13.705989	14.503375	5.82%	419	2005
	13.226979	13.705989	3.62%	0	2004
	10.000000	13.226979	32.27%	0	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	20.178627	10.395982	-48.48%	575	2008
	18.733504	20.178627	7.71%	58	2007
	16.534458	18.733504	13.30%	58	2006
	15.527047	16.534458	6.49%	0	2005
	13.822665	15.527047	12.33%	0	2004
	10.000000	13.822665	38.23%	0	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	17.435268	10.075814	-42.21%	0	2008
	17.064599	17.435268	2.17%	0	2007
	14.967672	17.064599	14.01%	2,441	2006
	14.683317	14.967672	1.94%	3,806	2005
	13.547207	14.683317	8.39%	3,806	2004
	10.000000	13.547207	35.47%	0	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	19.440140	12.171559	-37.39%	1,686	2008
	19.651496	19.440140	-1.08%	0	2007
	17.656679	19.651496	11.30%	0	2006
	16.990570	17.656679	3.92%	0	2005
	14.642139	16.990570	16.04%	0	2004
	10.000000	14.642139	46.42%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	16.449826	10.462657	-36.40%	0	2008
	16.956218	16.449826	-2.99%	0	2007
	14.894305	16.956218	13.84%	256	2006
	14.622353	14.894305	1.86%	256	2005
	13.328855	14.622353	9.70%	256	2004
	10.000000	13.328855	33.29%	256	2003*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II - Q/NQ	22.129970	11.882119	-46.31%	0	2008
	19.260860	22.129970	14.90%	0	2007
	15.843252	19.260860	21.57%	0	2006
	14.372789	15.843252	10.23%	0	2005
	12.850187	14.372789	11.85%	0	2004
	10.000000	12.850187	28.50%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV - Q/NQ	17.188937	9.220484	-46.36%	0	2008
	14.962699	17.188937	14.88%	1,355	2007
	12.295785	14.962699	21.69%	0	2006
	11.167726	12.295785	10.10%	0	2005
	10.000000	11.167726	11.68%	0	2004*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	12.381706	9.108360	-26.44%	2,467	2008
	13.023425	12.381706	-4.93%	304	2007
	11.115071	13.023425	17.17%	292	2006
	10.000000	11.115071	11.15%	224	2005*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II - Q/NQ	15.321568	8.712012	-43.14%	68	2008
	13.012490	15.321568	17.75%	184	2007
	13.820457	13.012490	-5.85%	2,547	2006
	13.906425	13.820457	-0.62%	4,151	2005
	12.903764	13.906425	7.77%	3,975	2004
	10.000000	12.903764	29.04%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	16.291406	11.620140	-28.67%	3,002	2008
	17.657614	16.291406	-7.74%	10,892	2007
	15.294325	17.657614	15.45%	1,224	2006
	14.966790	15.294325	2.19%	695	2005
	13.451657	14.966790	11.26%	0	2004
	10.000000	13.451657	34.52%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class II - Q/NQ	16.245426	8.118677	-50.02%	16,113	2008
	11.949060	16.245426	35.96%	15,729	2007
	11.261458	11.949060	6.11%	400	2006
	10.000000	11.261458	12.61%	0	2005*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	11.094373	10.639708	-4.10%	21,331	2008
	10.398993	11.094373	6.69%	20,014	2007
	10.503624	10.398993	-1.00%	4,016	2006
	10.611882	10.503624	-1.02%	3,911	2005
	10.291552	10.611882	3.11%	707	2004
	10.000000	10.291552	2.92%	158	2003*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	19.317027	13.004399	-32.68%	150	2008
	19.956117	19.317027	-3.20%	0	2007
	17.897638	19.956117	11.50%	0	2006
	17.125720	17.897638	4.51%	0	2005
	14.418238	17.125720	18.78%	0	2004
	10.000000	14.418238	44.18%	0	2003*

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	16.557317	10.112851	-38.92%	1,055	2008
	16.185093	16.557317	2.30%	1,049	2007
	14.415353	16.185093	12.28%	1,244	2006
	14.163472	14.415353	1.78%	1,037	2005
	13.170537	14.163472	7.54%	223	2004
	10.000000	13.170537	31.71%	223	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	15.330307	10.498713	-31.52%	607	2008
	14.724740	15.330307	4.11%	1,707	2007
	13.001639	14.724740	13.25%	0	2006
	12.813249	13.001639	1.47%	0	2005
	12.546704	12.813249	2.12%	0	2004
	10.000000	12.546704	25.47%	0	2003*

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares - Q/NQ	13.250549	8.034864	-39.36%	0	2008
	15.328402	13.250549	-13.56%	0	2007
	15.193525	15.328402	0.89%	0	2006
	14.769232	15.193525	2.87%	0	2005
	13.648154	14.769232	8.21%	0	2004
	10.000000	13.648154	36.48%	0	2003*

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	14.322866	9.217030	-35.65%	0	2008
	16.308257	14.322866	-12.17%	0	2007
	14.365614	16.308257	13.52%	0	2006
	14.068483	14.365614	2.11%	0	2005
	13.183936	14.068483	6.71%	0	2004
	10.000000	13.183936	31.84%	0	2003*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	16.005727	10.969747	-31.46%	340	2008
	14.982308	16.005727	6.83%	950	2007
	13.277713	14.982308	12.84%	1,248	2006
	13.397044	13.277713	-0.89%	1,282	2005
	12.835006	13.397044	4.38%	1,317	2004
	10.000000	12.835006	28.35%	897	2003*

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	9.808873	9.476167	-3.39%	0	2008
	10.218765	9.808873	-4.01%	0	2007
	10.000000	10.218765	2.19%	0	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	10.434843	9.400709	-9.91%	0	2008
	10.185796	10.434843	2.45%	0	2007
	10.057359	10.185796	1.28%	0	2006
	10.218953	10.057359	-1.58%	0	2005
	10.149419	10.218953	0.69%	0	2004
	10.000000	10.149419	1.49%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	20.968125	11.709474	-44.16%	7,456	2008
	18.345383	20.968125	14.30%	15,474	2007
	16.892886	18.345383	8.60%	7,858	2006
	14.859757	16.892886	13.68%	9,329	2005
	13.241238	14.859757	12.22%	5,345	2004
	10.000000	13.241238	32.41%	1,270	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	21.426574	9.519567	-55.57%	5,238	2008
	15.098789	21.426574	41.91%	10,112	2007
	13.285355	15.098789	13.65%	4,323	2006
	10.000000	13.285355	32.85%	4,894	2005*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	17.466611	9.733362	-44.27%	68,951	2008
	17.700989	17.466611	-1.32%	4,497	2007
	15.144591	17.700989	16.88%	4,760	2006
	14.719744	15.144591	2.89%	4,781	2005
	13.579393	14.719744	8.40%	331	2004
	10.000000	13.579393	35.79%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Freedom 2010 Portfolio: Service Class 2 - Q/NQ	11.973480	8.731219	-27.08%	21,358	2008
	11.333906	11.973480	5.64%	21,398	2007
	10.612895	11.333906	6.79%	13,032	2006
	10.000000	10.612895	6.13%	13,032	2005*

Fidelity Variable Insurance Products Fund - VIP Freedom 2020 Portfolio: Service Class 2 - Q/NQ	12.734608	8.339025	-34.52%	4,266	2008
	11.885019	12.734608	7.15%	6,341	2007
	10.917246	11.885019	8.86%	0	2006
	10.000000	10.917246	9.17%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Freedom 2030 Portfolio: Service Class 2 - Q/NQ	13.249973	7.982886	-39.75%	0	2008
	12.242110	13.249973	8.23%	0	2007
	11.123821	12.242110	10.05%	0	2006
	10.000000	11.123821	11.24%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	18.171520	9.330044	-48.66%	72,734	2008
	14.724045	18.171520	23.41%	6,462	2007
	14.176563	14.724045	3.86%	1,415	2006
	13.787725	14.176563	2.82%	153,447	2005
	13.720126	13.787725	0.49%	384	2004
	10.000000	13.720126	37.20%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	10.592391	9.964971	-5.92%	75,217	2008
	10.444489	10.592391	1.42%	82,956	2007
	10.291329	10.444489	1.49%	40,760	2006
	10.363516	10.291329	-0.70%	3,993	2005
	10.207031	10.363516	1.53%	223	2004
	10.000000	10.207031	2.07%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	24.429564	14.376832	-41.15%	7,835	2008
	21.738032	24.429564	12.38%	12,185	2007
	19.844027	21.738032	9.54%	6,408	2006
	17.253206	19.844027	15.02%	8,051	2005
	14.202577	17.253206	21.48%	4,535	2004
	10.000000	14.202577	42.03%	582	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	24.524388	13.392232	-45.39%	0	2008
	21.502713	24.524388	14.05%	0	2007
	18.734206	21.502713	14.78%	0	2006
	16.183197	18.734206	15.76%	0	2005
	14.655363	16.183197	10.43%	0	2004
	10.000000	14.655363	46.55%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	16.585835	9.059475	-45.38%	3,456	2008
	14.541388	16.585835	14.06%	2,807	2007
	12.664802	14.541388	14.82%	388	2006
	10.944025	12.664802	15.72%	0	2005
	10.000000	10.944025	9.44%	0	2004*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	21.202732	10.064495	-52.53%	626	2008
	20.637677	21.202732	2.74%	1,011	2007
	18.254014	20.637677	13.06%	1,063	2006
	18.286473	18.254014	-0.18%	1,118	2005
	16.483660	18.286473	10.94%	821	2004
	10.000000	16.483660	64.84%	685	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	11.146886	7.640967	-31.45%	15,174	2008
	11.025935	11.146886	1.10%	15,174	2007
	10.000000	11.025935	10.26%	19,140	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	15.404295	10.942922	-28.96%	2,434	2008
	16.246329	15.404295	-5.18%	3,035	2007
	14.233070	16.246329	14.14%	6,083	2006
	14.120595	14.233070	0.80%	7,693	2005
	13.054225	14.120595	8.17%	5,100	2004
	10.000000	13.054225	30.54%	257	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	19.778357	12.909587	-34.73%	2,709	2008
	20.793799	19.778357	-4.88%	1,284	2007
	18.239133	20.793799	14.01%	3,150	2006
	17.206428	18.239133	6.00%	1,332	2005
	14.268246	17.206428	20.59%	355	2004
	10.000000	14.268246	42.68%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	10.000000	6.542223	-34.58%	0	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	19.715874	9.092581	-53.88%	5,413	2008
	15.722482	19.715874	25.40%	5,504	2007
	12.587209	15.722482	24.91%	2,244	2006
	10.000000	12.587209	25.87%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	22.515223	13.081038	-41.90%	0	2008
	20.013904	22.515223	12.50%	0	2007
	16.909683	20.013904	18.36%	0	2006
	15.749303	16.909683	7.37%	0	2005
	13.634901	15.749303	15.51%	0	2004
	10.000000	13.634901	36.35%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	16.332946	9.486961	-41.92%	40,954	2008
	14.519847	16.332946	12.49%	18,768	2007
	12.266150	14.519847	18.37%	11,418	2006
	11.428183	12.266150	7.33%	1,069	2005
	10.000000	11.428183	14.28%	0	2004*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	11.556646	11.960959	3.50%	5,199	2008
	10.682130	11.556646	8.19%	2,541	2007
	9.713324	10.682130	9.97%	0	2006
	10.000000	9.713324	-2.87%	0	2005*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	14.626158	11.963925	-18.20%	0	2008
	13.610743	14.626158	7.46%	464	2007
	12.648544	13.610743	7.61%	528	2006
	12.055029	12.648544	4.92%	598	2005
	11.423100	12.055029	5.53%	1,010	2004
	10.000000	11.423100	14.23%	1,010	2003*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	22.047442	11.964347	-45.73%	8,142	2008
	16.560361	22.047442	33.13%	11,045	2007
	15.572875	16.560361	6.34%	171	2006
	14.196482	15.572875	9.70%	171	2005
	12.348942	14.196482	14.96%	171	2004
	10.000000	12.348942	23.49%	171	2003*

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	16.702797	10.377326	-37.87%	0	2008
	16.151760	16.702797	3.41%	0	2007
	14.961936	16.151760	7.95%	0	2006
	13.841789	14.961936	8.09%	0	2005
	12.092041	13.841789	14.47%	0	2004
	10.000000	12.092041	20.92%	0	2003*

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	25.943210	12.081098	-53.43%	11,939	2008
	20.789262	25.943210	24.79%	11,423	2007
	14.541237	20.789262	42.97%	72,419	2006
	11.301782	14.541237	28.66%	0	2005
	10.000000	11.301782	13.02%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	37.818595	17.604164	-53.45%	0	2008
	30.318342	37.818595	24.74%	0	2007
	21.216096	30.318342	42.90%	0	2006
	16.499332	21.216096	28.59%	0	2005
	14.265241	16.499332	15.66%	0	2004
	10.000000	14.265241	42.65%	0	2003*

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	15.261575	9.372096	-38.59%	0	2008
	14.107738	15.261575	8.18%	247	2007
	13.490499	14.107738	4.58%	247	2006
	13.281117	13.490499	1.58%	247	2005
	12.505036	13.281117	6.21%	247	2004
	10.000000	12.505036	25.02%	247	2003*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	18.569909	12.170575	-34.46%	13,398	2008
	17.713360	18.569909	4.84%	1,800	2007
	15.082636	17.713360	17.44%	2,514	2006
	14.536075	15.082636	3.76%	414	2005
	12.990444	14.536075	11.90%	414	2004
	10.000000	12.990444	29.90%	414	2003*

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	13.976285	7.294731	-47.81%	0	2008
	13.897501	13.976285	0.57%	34,625	2007
	11.550946	13.897501	20.31%	24,161	2006
	10.000000	11.550946	15.51%	1,436	2005*

Neuberger Berman Advisers Management Trust - AMT Mid Cap Growth Portfolio: S Class - Q/NQ	20.654475	11.368731	-44.96%	0	2008
	17.346999	20.654475	19.07%	0	2007
	15.549628	17.346999	11.56%	0	2006
	14.066830	15.549628	10.54%	0	2005
	12.440193	14.066830	13.08%	0	2004
	10.000000	12.440193	24.40%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	12.445278	6.554980	-47.33%	930	2008
	12.394383	12.445278	0.41%	10,675	2007
	11.464191	12.394383	8.11%	4,252	2006
	10.000000	11.464191	14.64%	1,325	2005*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	10.034249	8.465200	-15.64%	88,801	2008
	9.829228	10.034249	2.09%	89,228	2007
	9.679002	9.829228	1.55%	49,128	2006
	9.790262	9.679002	-1.14%	2,326	2005
	9.968772	9.790262	-1.79%	1,027	2004
	10.000000	9.968772	-0.31%	457	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	14.752589	8.701066	-41.02%	0	2008
	15.063279	14.752589	-2.06%	0	2007
	14.685186	15.063279	2.57%	0	2006
	14.643982	14.685186	0.28%	0	2005
	13.431782	14.643982	9.02%	0	2004
	10.000000	13.431782	34.32%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	16.247159	9.587339	-40.99%	8,205	2008
	15.494930	16.247159	4.85%	69,365	2007
	13.983136	15.494930	10.81%	36,562	2006
	13.427203	13.983136	4.14%	3,037	2005
	12.163238	13.427203	10.39%	280	2004
	10.000000	12.163238	21.63%	0	2003*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.732657	7.344487	-31.57%	97,007	2008
	10.377716	10.732657	3.42%	60,823	2007
	10.000000	10.377716	3.78%	7,137	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.395406	9.130214	-12.17%	46,890	2008
	10.359960	10.395406	0.34%	10,074	2007
	10.000000	10.359960	3.60%	386	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	11.876563	7.101625	-40.20%	9,253	2008
	10.658003	11.876563	11.43%	4,122	2007
	10.000000	10.658003	6.58%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	11.108347	6.038560	-45.64%	20,281	2008
	10.188370	11.108347	9.03%	4,293	2007
	10.000000	10.188370	1.88%	959	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	9.722931	5.868092	-39.65%	59,789	2008
	10.000000	9.722931	-2.77%	9,935	2007*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	13.705729	9.617685	-29.83%	0	2008
	13.638790	13.705729	0.49%	0	2007
	12.652973	13.638790	7.79%	0	2006
	12.681275	12.652973	-0.22%	0	2005
	11.819638	12.681275	7.29%	1,006	2004
	10.000000	11.819638	18.20%	0	2003*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.227166	7.866527	-29.93%	442	2008
	11.168702	11.227166	0.52%	1,927	2007
	10.361854	11.168702	7.79%	0	2006
	10.000000	10.361854	3.62%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Gartmore NVIT Emerging Markets Fund: Class II - Q/NQ	47.054817	19.289618	-59.01%	0	2008
	33.260826	47.054817	41.47%	0	2007
	25.036467	33.260826	32.85%	0	2006
	19.412896	25.036467	28.97%	0	2005
	16.540376	19.412896	17.37%	0	2004
	10.000000	16.540376	65.40%	0	2003*

NVIT Gartmore NVIT Emerging Markets Fund: Class VI - Q/NQ	28.388430	11.655901	-58.94%	38,119	2008
	20.030764	28.388430	41.72%	11,123	2007
	15.051156	20.030764	33.08%	60,670	2006
	11.656576	15.051156	29.12%	4,088	2005
	10.000000	11.656576	16.57%	531	2004*

NVIT Gartmore NVIT Global Utilities Fund: Class II - Q/NQ	25.211899	16.419526	-34.87%	0	2008
	21.551679	25.211899	16.98%	0	2007
	16.102783	21.551679	33.84%	0	2006
	15.560145	16.102783	3.49%	0	2005
	12.324285	15.560145	26.26%	0	2004
	10.000000	12.324285	23.24%	0	2003*

NVIT Gartmore NVIT International Equity Fund: Class VI - Q/NQ	10.000000	5.413580	-45.86%	178	2008*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ	10.000000	5.065862	-49.34%	3,344	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	10.000000	6.070614	-39.29%	84,843	2008*

NVIT NVIT Cardinal SM Aggressive Fund: Class II - Q/NQ	10.000000	6.303170	-36.97%	0	2008*

NVIT NVIT Cardinal SM Balanced Fund: Class II - Q/NQ	10.000000	7.852379	-21.48%	15,741	2008*

NVIT NVIT Cardinal SM Capital Appreciation Fund: Class II - Q/NQ	10.000000	7.136271	-28.64%	51,108	2008*

NVIT NVIT Cardinal SM Conservative Fund: Class II - Q/NQ	10.000000	8.993013	-10.07%	28,969	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinal SM Moderate Fund: Class II - Q/NQ	10.000000	7.491083	-25.09%	45,387	2008*

NVIT NVIT Cardinal SM Moderately Aggressive Fund: Class II - Q/NQ	10.000000	6.776253	-32.24%	0	2008*

NVIT NVIT Cardinal SM Moderately Conservative Fund: Class II - Q/NQ	10.000000	8.229175	-17.71%	19,909	2008*

NVIT NVIT Core Bond Fund: Class II - Q/NQ	10.000000	9.753752	-2.46%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	10.000000	9.759531	-2.40%	0	2008*

NVIT NVIT Global Financial Services Fund: Class II - Q/NQ	20.164422	10.543146	-47.71%	0	2008
	20.991241	20.164422	-3.94%	0	2007
	17.936467	20.991241	17.03%	0	2006
	16.612510	17.936467	7.97%	0	2005
	14.116084	16.612510	17.68%	0	2004
	10.000000	14.116084	41.16%	0	2003*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	10.619040	11.147169	4.97%	102,993	2008
	10.170346	10.619040	4.41%	80,837	2007
	10.098317	10.170346	0.71%	43,851	2006
	10.034351	10.098317	0.64%	9,473	2005
	9.971617	10.034351	0.63%	0	2004
	10.000000	9.971617	-0.28%	0	2003*

NVIT NVIT Health Sciences Fund: Class II - Q/NQ	16.656286	12.108392	-27.30%	0	2008
	15.137950	16.656286	10.03%	0	2007
	15.163992	15.137950	-0.17%	0	2006
	14.382099	15.163992	5.44%	0	2005
	13.720458	14.382099	4.82%	0	2004
	10.000000	13.720458	37.20%	0	2003*

NVIT NVIT Health Sciences Fund: Class VI - Q/NQ	11.329944	8.231478	-27.35%	0	2008
	10.292380	11.329944	10.08%	0	2007
	10.311740	10.292380	-0.19%	0	2006
	9.775780	10.311740	5.48%	4,540	2005
	10.000000	9.775780	-2.24%	0	2004*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	11.486226	6.369716	-44.54%	0	2008
	10.776649	11.486226	6.58%	0	2007
	10.000000	10.776649	7.77%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.613381	10.635584	-8.42%	31,320	2008
	11.310306	11.613381	2.68%	16,116	2007
	10.931599	11.310306	3.46%	10,177	2006
	10.857791	10.931599	0.68%	1,052	2005
	10.646571	10.857791	1.98%	631	2004
	10.000000	10.646571	6.47%	631	2003*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	13.161523	10.896205	-17.21%	76,784	2008
	12.760116	13.161523	3.15%	60,838	2007
	12.075916	12.760116	5.67%	50,088	2006
	11.859009	12.075916	1.83%	47,360	2005
	11.356286	11.859009	4.43%	4,495	2004
	10.000000	11.356286	13.56%	1,012	2003*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	14.834493	11.102684	-25.16%	431,121	2008
	14.409293	14.834493	2.95%	419,091	2007
	13.277824	14.409293	8.52%	359,171	2006
	12.933076	13.277824	2.67%	125,315	2005
	12.116049	12.933076	6.74%	64,843	2004
	10.000000	12.116049	21.16%	3,577	2003*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	17.036643	11.390121	-33.14%	172,093	2008
	16.471815	17.036643	3.43%	321,704	2007
	14.755964	16.471815	11.63%	198,528	2006
	14.140874	14.755964	4.35%	169,545	2005
	12.945322	14.140874	9.24%	98,543	2004
	10.000000	12.945322	29.45%	34,019	2003*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	18.705868	11.512141	-38.46%	156,358	2008
	18.118493	18.705868	3.24%	200,209	2007
	15.907856	18.118493	13.90%	139,495	2006
	15.123351	15.907856	5.19%	118,782	2005
	13.609991	15.123351	11.12%	76,691	2004
	10.000000	13.609991	36.10%	6,223	2003*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	19.629907	12.153449	-38.09%	413	2008
	18.730452	19.629907	4.80%	0	2007
	17.489639	18.730452	7.09%	0	2006
	16.008905	17.489639	9.25%	2,037	2005
	14.194622	16.008905	12.78%	0	2004
	10.000000	14.194622	41.95%	0	2003*

NVIT NVIT Money Market Fund: Class I - Q/NQ	10.040699	9.985606	-0.55%	48,705	2008
	9.833599	10.040699	2.11%	426,213	2007
	9.652899	9.833599	1.87%	122,490	2006
	9.647389	9.652899	0.06%	28,000	2005
	9.820156	9.647389	-1.76%	0	2004
	10.000000	9.820156	-1.80%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ	10.000000	6.019470	-39.81%	57,734	2008*

NVIT NVIT Multi-Manager International Value Fund: Class II - Q/NQ	20.780992	10.837865	-47.85%	0	2008
	20.765452	20.780992	0.07%	0	2007
	17.407509	20.765452	19.29%	0	2006
	15.978409	17.407509	8.94%	0	2005
	13.663665	15.978409	16.94%	0	2004
	10.000000	13.663665	36.64%	0	2003*

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	14.816179	7.730977	-47.82%	23,567	2008
	14.806572	14.816179	0.06%	276,330	2007
	12.411825	14.806572	19.29%	142,934	2006
	11.391374	12.411825	8.96%	1,325	2005
	10.000000	11.391374	13.91%	0	2004*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	10.000000	6.251616	-37.48%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	10.000000	6.239816	-37.60%	618	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	10.000000	6.162707	-38.37%	27,307	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	10.000000	6.642101	-33.58%	45,200	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ	16.900776	8.804755	-47.90%	0	2008
	15.840536	16.900776	6.69%	1,035	2007
	15.782851	15.840536	0.37%	0	2006
	15.031729	15.782851	5.00%	0	2005
	13.630117	15.031729	10.28%	0	2004
	10.000000	13.630117	36.30%	0	2003*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	19.529246	12.883408	-34.03%	111	2008
	21.605189	19.529246	-9.61%	0	2007
	18.932150	21.605189	14.12%	1,716	2006
	18.900373	18.932150	0.17%	0	2005
	16.577254	18.900373	14.01%	0	2004
	10.000000	16.577254	65.77%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Company Fund: Class II - Q/NQ	19.852863	11.925620	-39.93%	9,389	2008
	19.996473	19.852863	-0.72%	6,166	2007
	18.360569	19.996473	8.91%	5,065	2006
	16.820009	18.360569	9.16%	2,293	2005
	14.530553	16.820009	15.76%	0	2004
	10.000000	14.530553	45.31%	0	2003*

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	11.651891	9.391312	-19.40%	1,923	2008
	11.429808	11.651891	1.94%	0	2007
	11.186803	11.429808	2.17%	0	2006
	11.233809	11.186803	-0.42%	0	2005
	10.820723	11.233809	3.82%	0	2004
	10.000000	10.820723	8.21%	0	2003*

NVIT NVIT Nationwide Fund: Class II - Q/NQ	16.841033	9.581929	-43.10%	55,994	2008
	16.019638	16.841033	5.13%	47,132	2007
	14.495128	16.019638	10.52%	31,448	2006
	13.895106	14.495128	4.32%	2,230	2005
	13.017569	13.895106	6.74%	0	2004
	10.000000	13.017569	30.18%	0	2003*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.000000	9.773555	-2.26%	6,465	2008*

NVIT NVIT Technology and Communications Fund: Class II - Q/NQ	18.736274	9.349876	-50.10%	0	2008
	16.024301	18.736274	16.92%	0	2007
	14.856267	16.024301	7.86%	0	2006
	15.363022	14.856267	-3.30%	0	2005
	15.153885	15.363022	1.38%	0	2004
	10.000000	15.153885	51.54%	0	2003*

NVIT NVIT Technology and Communications Fund: Class VI - Q/NQ	13.195562	6.582351	-50.12%	3,228	2008
	11.294372	13.195562	16.83%	3,811	2007
	10.422060	11.294372	8.37%	0	2006
	10.777554	10.422060	-3.30%	0	2005
	10.000000	10.777554	7.78%	0	2004*

NVIT NVIT U.S. Growth Leaders Fund: Class II - Q/NQ	20.308142	11.582528	-42.97%	0	2008
	17.067581	20.308142	18.99%	11,236	2007
	17.601984	17.067581	-3.04%	358	2006
	16.169473	17.601984	8.86%	358	2005
	14.801656	16.169473	9.24%	0	2004
	10.000000	14.801656	48.02%	0	2003*

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	16.683031	10.206059	-38.82%	11,600	2008
	17.580325	16.683031	-5.10%	31,002	2007
	15.610111	17.580325	12.62%	22,966	2006
	15.408536	15.610111	1.31%	2,278	2005
	13.504333	15.408536	14.10%	0	2004
	10.000000	13.504333	35.04%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Van Kampen NVIT Real Estate Fund: Class II - Q/NQ	10.000000	5.536549	-44.63%	0	2008*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	16.720649	8.853407	-47.05%	742	2008
	15.071748	16.720649	10.94%	323	2007
	14.361868	15.071748	4.94%	405	2006
	14.053233	14.361868	2.20%	405	2005
	13.526067	14.053233	3.90%	0	2004
	10.000000	13.526067	35.26%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	15.040679	8.742977	-41.87%	0	2008
	14.554628	15.040679	3.34%	0	2007
	12.721021	14.554628	14.41%	0	2006
	11.445101	12.721021	11.15%	0	2005
	10.000000	11.445101	14.45%	0	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	22.832692	13.275934	-41.86%	0	2008
	22.090135	22.832692	3.36%	0	2007
	19.313035	22.090135	14.38%	0	2006
	17.374012	19.313035	11.16%	0	2005
	14.997227	17.374012	15.85%	0	2004
	10.000000	14.997227	49.97%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	9.483683	1.974736	-79.18%	0	2008
	10.000000	9.483683	-5.16%	0	2007*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	13.038375	2.722186	-79.12%	0	2008
	13.444489	13.038375	-3.02%	0	2007
	12.630017	13.444489	6.45%	0	2006
	12.704852	12.630017	-0.59%	0	2005
	11.990272	12.704852	5.96%	0	2004
	10.000000	11.990272	19.90%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	16.161175	9.665322	-40.19%	52,023	2008
	15.925256	16.161175	1.48%	51,328	2007
	14.239272	15.925256	11.84%	34,000	2006
	13.817518	14.239272	3.05%	3,245	2005
	12.990931	13.817518	6.36%	0	2004
	10.000000	12.990931	29.91%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ	19.962121	12.059435	-39.59%	13,912	2008
	20.776676	19.962121	-3.92%	10,016	2007
	18.593399	20.776676	11.74%	5,058	2006
	17.389038	18.593399	6.93%	348	2005
	14.972238	17.389038	16.14%	0	2004
	10.000000	14.972238	49.72%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB - Q/NQ	14.025334	8.378222	-40.26%	0	2008
	15.319613	14.025334	-8.45%	0	2007
	13.561526	15.319613	12.96%	0	2006
	13.223957	13.561526	2.55%	0	2005
	12.212863	13.223957	8.28%	0	2004
	10.000000	12.212863	22.13%	0	2003*

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	20.471301	11.180653	-45.38%	0	2008
	19.387774	20.471301	5.59%	0	2007
	15.575952	19.387774	24.47%	0	2006
	14.244793	15.575952	9.34%	0	2005
	12.580004	14.244793	13.23%	0	2004
	10.000000	12.580004	25.80%	0	2003*

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	12.977688	7.962992	-38.64%	0	2008
	12.622358	12.977688	2.82%	155	2007
	12.284060	12.622358	2.75%	162	2006
	11.925642	12.284060	3.01%	170	2005
	11.651290	11.925642	2.35%	178	2004
	10.000000	11.651290	16.51%	186	2003*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	12.989732	7.259094	-44.12%	32,417	2008
	11.851344	12.989732	9.61%	17,182	2007
	11.122956	11.851344	6.55%	600	2006
	10.000000	11.122956	11.23%	502	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	12.137763	7.538224	-37.89%	6,721	2008
	12.090814	12.137763	0.39%	225	2007
	10.456343	12.090814	15.63%	220	2006
	10.000000	10.456343	4.56%	234	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.348539	10.216311	-1.28%	515	2008
	10.093189	10.348539	2.53%	1,051	2007
	9.955790	10.093189	1.38%	1,024	2006
	10.000000	9.955790	-0.44%	1,232	2005*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.673210	9.313512	-12.74%	57,474	2008
	10.410732	10.673210	2.52%	61,548	2007
	10.315071	10.410732	0.93%	32,263	2006
	10.183615	10.315071	1.29%	2,210	2005
	10.041112	10.183615	1.42%	0	2004
	10.000000	10.041112	0.41%	0	2003*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	16.339813	13.537731	-17.15%	0	2008
	15.761797	16.339813	3.67%	0	2007
	14.596171	15.761797	7.99%	0	2006
	13.356123	14.596171	9.28%	0	2005
	12.450667	13.356123	7.27%	0	2004
	10.000000	12.450667	24.51%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	21.810876	13.164835	-39.64%	2,252	2008
	27.058923	21.810876	-19.39%	4,876	2007
	20.167579	27.058923	34.17%	1,166	2006
	17.724561	20.167579	13.78%	1,244	2005
	13.366536	17.724561	32.60%	357	2004
	10.000000	13.366536	33.67%	0	2003*

Additional Contract Options Elected (Total 2.60%)
(Variable account charges of 2.60% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	16.755907	7.848752	-53.16%	4,000	2008
	16.974205	16.755907	-1.29%	1,811	2007
	15.429286	16.974205	10.01%	1,975	2006
	15.024408	15.429286	2.69%	2,001	2005
	13.916999	15.024408	7.96%	1,488	2004
	10.000000	13.916999	39.17%	0	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	16.279450	9.096761	-44.12%	1,294	2008
	14.961038	16.279450	8.81%	1,294	2007
	14.482021	14.961038	3.31%	1,294	2006
	13.692808	14.482021	5.76%	1,294	2005
	13.221044	13.692808	3.57%	1,294	2004
	10.000000	13.221044	32.21%	0	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	20.128206	10.364674	-48.51%	323	2008
	18.696346	20.128206	7.66%	260	2007
	16.510103	18.696346	13.24%	260	2006
	15.512106	16.510103	6.43%	364	2005
	13.816459	15.512106	12.27%	501	2004
	10.000000	13.816459	38.16%	0	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	17.391707	10.045454	-42.24%	346	2008
	17.030758	17.391707	2.12%	329	2007
	14.945638	17.030758	13.95%	329	2006
	14.669210	14.945638	1.88%	440	2005
	13.541122	14.669210	8.33%	581	2004
	10.000000	13.541122	35.41%	0	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	19.391590	12.134914	-37.42%	0	2008
	19.612536	19.391590	-1.13%	0	2007
	17.630699	19.612536	11.24%	0	2006
	16.974250	17.630699	3.87%	0	2005
	14.635577	16.974250	15.98%	0	2004
	10.000000	14.635577	46.36%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	16.408735	10.431155	-36.43%	0	2008
	16.922598	16.408735	-3.04%	0	2007
	14.872381	16.922598	13.79%	0	2006
	14.608293	14.872381	1.81%	0	2005
	13.322861	14.608293	9.65%	0	2004
	10.000000	13.322861	33.23%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II - Q/NQ	22.074698	11.846348	-46.34%	0	2008
	19.222669	22.074698	14.84%	0	2007
	15.819936	19.222669	21.51%	0	2006
	14.358978	15.819936	10.17%	0	2005
	12.844425	14.358978	11.79%	0	2004
	10.000000	12.844425	28.44%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV - Q/NQ	17.156684	9.198455	-46.39%	0	2008
	14.942334	17.156684	14.82%	303	2007
	12.285345	14.942334	21.63%	0	2006
	11.163954	12.285345	10.04%	0	2005
	10.000000	11.163954	11.64%	0	2004*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	12.364782	9.091242	-26.47%	5,400	2008
	13.012340	12.364782	-4.98%	8,435	2007
	11.111284	13.012340	17.11%	6,038	2006
	10.000000	11.111284	11.11%	6,235	2005*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II - Q/NQ	15.283260	8.685758	-43.17%	1,210	2008
	12.986662	15.283260	17.68%	1,239	2007
	13.800091	12.986662	-5.89%	942	2006
	13.893039	13.800091	-0.67%	0	2005
	12.897964	13.893039	7.71%	0	2004
	10.000000	12.897964	28.98%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	16.250699	11.585149	-28.71%	6,910	2008
	17.622589	16.250699	-7.78%	7,037	2007
	15.271808	17.622589	15.39%	4,753	2006
	14.952404	15.271808	2.14%	940	2005
	13.445624	14.952404	11.21%	392	2004
	10.000000	13.445624	34.46%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class II - Q/NQ	16.223222	8.103405	-50.05%	19,090	2008
	11.938875	16.223222	35.89%	4,217	2007
	11.257628	11.938875	6.05%	331	2006
	10.000000	11.257628	12.58%	349	2005*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	11.065938	10.606993	-4.15%	27,593	2008
	10.377693	11.065938	6.63%	2,387	2007
	10.487479	10.377693	-1.05%	1,560	2006
	10.600995	10.487479	-1.07%	577	2005
	10.286270	10.600995	3.06%	349	2004
	10.000000	10.286270	2.86%	0	2003*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	19.268764	12.965228	-32.71%	5,207	2008
	19.916540	19.268764	-3.25%	308	2007
	17.871283	19.916540	11.44%	0	2006
	17.109251	17.871283	4.45%	0	2005
	14.411767	17.109251	18.72%	0	2004
	10.000000	14.411767	44.12%	0	2003*

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	16.515936	10.082386	-38.95%	2,316	2008
	16.152986	16.515936	2.25%	1,665	2007
	14.394124	16.152986	12.22%	1,720	2006
	14.149850	14.394124	1.73%	1,091	2005
	13.164627	14.149850	7.48%	17	2004
	10.000000	13.164627	31.65%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	15.292022	10.467112	-31.55%	14,286	2008
	14.695545	15.292022	4.06%	490	2007
	12.982487	14.695545	13.20%	536	2006
	12.800921	12.982487	1.42%	664	2005
	12.541065	12.800921	2.07%	559	2004
	10.000000	12.541065	25.41%	0	2003*

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares - Q/NQ	13.217414	8.010644	-39.39%	0	2008
	15.297967	13.217414	-13.60%	0	2007
	15.171124	15.297967	0.84%	0	2006
	14.755012	15.171124	2.82%	0	2005
	13.642013	14.755012	8.16%	0	2004
	10.000000	13.642013	36.42%	0	2003*

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	14.287096	9.189286	-35.68%	0	2008
	16.275911	14.287096	-12.22%	0	2007
	14.344457	16.275911	13.46%	0	2006
	14.054952	14.344457	2.06%	0	2005
	13.178007	14.054952	6.65%	0	2004
	10.000000	13.178007	31.78%	0	2003*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	15.965735	10.936717	-31.50%	0	2008
	14.952587	15.965735	6.78%	0	2007
	13.258156	14.952587	12.78%	114	2006
	13.384155	13.258156	-0.94%	114	2005
	12.829245	13.384155	4.33%	114	2004
	10.000000	12.829245	28.29%	0	2003*

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	9.800467	9.463178	-3.44%	0	2008
	10.215291	9.800467	-4.06%	0	2007
	10.000000	10.215291	2.15%	0	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	10.408726	9.372361	-9.96%	34,979	2008
	10.165556	10.408726	2.39%	3,062	2007
	10.042521	10.165556	1.23%	3,329	2006
	10.209113	10.042521	-1.63%	1,740	2005
	10.144849	10.209113	0.63%	664	2004
	10.000000	10.144849	1.45%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	20.915771	11.674227	-44.18%	17,062	2008
	18.309025	20.915771	14.24%	13,567	2007
	16.868044	18.309025	8.54%	11,108	2006
	14.845495	16.868044	13.62%	10,799	2005
	13.235298	14.845495	12.17%	2,836	2004
	10.000000	13.235298	35.35%	1,292	2003*

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	21.397269	9.501653	-55.59%	0	2008
	15.085922	21.397269	41.84%	0	2007
	13.280835	15.085922	13.59%	0	2006
	10.000000	13.280835	32.81%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	17.422948	9.704024	-44.30%	5,065	2008
	17.665851	17.422948	-1.37%	5,030	2007
	15.122257	17.665851	16.82%	3,348	2006
	14.705555	15.122257	2.83%	2,536	2005
	13.573275	14.705555	8.34%	2,480	2004
	10.000000	13.573275	35.73%	1,291	2003*

Fidelity Variable Insurance Products Fund - VIP Freedom 2010 Portfolio: Service Class 2 - Q/NQ	11.957115	8.714807	-27.12%	7,850	2008
	11.324246	11.957115	5.59%	13,042	2007
	10.609283	11.324246	6.74%	8,370	2006
	10.000000	10.609283	6.09%	6,474	2005*

Fidelity Variable Insurance Products Fund - VIP Freedom 2020 Portfolio: Service Class 2 - Q/NQ	12.717185	8.323333	-34.55%	3,610	2008
	11.874893	12.717185	7.09%	3,257	2007
	10.913537	11.874893	8.81%	3,257	2006
	10.000000	10.913537	9.14%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Freedom 2030 Portfolio: Service Class 2 - Q/NQ	13.231866	7.967882	-39.78%	0	2008
	12.231694	13.231866	8.18%	0	2007
	11.120041	12.231694	10.00%	0	2006
	10.000000	11.120041	11.20%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	18.126134	9.301945	-48.68%	4,046	2008
	14.694842	18.126134	23.35%	3,829	2007
	14.155702	14.694842	3.81%	2,465	2006
	13.774476	14.155702	2.77%	2,379	2005
	13.713975	13.774476	0.44%	2,316	2004
	10.000000	13.713975	37.14%	1,251	2003*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	10.565928	9.934979	-5.97%	212,781	2008
	10.423767	10.565928	1.36%	238,815	2007
	10.276160	10.423767	1.44%	102,763	2006
	10.353540	10.276160	-0.75%	7,974	2005
	10.202435	10.353540	1.48%	0	2004
	10.000000	10.202435	2.02%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	24.368547	14.333549	-41.18%	13,586	2008
	21.694933	24.368547	12.32%	4,935	2007
	19.814822	21.694933	9.49%	2,583	2006
	17.236623	19.814822	14.96%	2,427	2005
	14.196193	17.236623	21.42%	2,310	2004
	10.000000	14.196193	41.96%	1,197	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	24.463153	13.351915	-45.42%	0	2008
	21.460084	24.463153	13.99%	0	2007
	18.706629	21.460084	14.72%	0	2006
	16.167649	18.706629	15.70%	0	2005
	14.648789	16.167649	10.37%	0	2004
	10.000000	14.648789	46.49%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	16.554692	9.037822	-45.41%	6,162	2008
	14.521578	16.554692	14.00%	3,325	2007
	12.654015	14.521578	14.76%	0	2006
	10.940303	12.654015	15.66%	0	2005

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	21.149754	10.034168	-52.56%	2,064	2008
	20.596731	21.149754	2.69%	1,893	2007
	18.227113	20.596731	13.00%	1,848	2006
	18.268884	18.227113	-0.23%	1,989	2005
	16.476260	18.268884	10.88%	1,595	2004
	10.000000	16.476260	64.76%	1,035	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	11.137362	7.630509	-31.49%	4,754	2008
	11.022190	11.137362	1.04%	6,116	2007
	10.000000	11.022190	10.22%	958	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	15.365816	10.909972	-29.00%	1,453	2008
	16.214108	15.365816	-5.23%	9,381	2007
	14.212107	16.214108	14.09%	9,924	2006
	14.107001	14.212107	0.75%	9,439	2005
	13.048361	14.107001	8.11%	933	2004
	10.000000	13.048361	30.48%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	19.728948	12.870717	-34.76%	2,969	2008
	20.752566	19.728948	-4.93%	1,751	2007
	18.212285	20.752566	13.95%	0	2006
	17.189899	18.212285	5.95%	0	2005
	14.261855	17.189899	20.53%	0	2004
	10.000000	14.261855	42.62%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	10.000000	6.539981	-34.60%	0	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	19.688930	9.075481	-53.91%	0	2008
	15.709099	19.688930	25.33%	0	2007
	12.582925	15.709099	24.84%	0	2006
	10.000000	12.582925	25.83%	0	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	22.458993	13.041659	-41.93%	0	2008
	19.974229	22.458993	12.44%	0	2007
	16.884796	19.974229	18.30%	0	2006
	15.734158	16.884796	7.31%	0	2005
	13.628768	15.734158	15.45%	0	2004
	10.000000	13.628768	36.29%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	16.302306	9.464296	-41.95%	109,790	2008
	14.500085	16.302306	12.43%	52,144	2007
	12.255715	14.500085	18.31%	30,474	2006
	11.424307	12.255715	7.28%	1,744	2005
	10.000000	11.424307	14.24%	0	2004*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	11.540855	11.938495	3.45%	862	2008
	10.673039	11.540855	8.13%	1,309	2007
	9.710022	10.673039	9.92%	0	2006
	10.000000	9.710022	-2.90%	0	2005*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	14.589620	11.927914	-18.24%	0	2008
	13.583739	14.589620	7.41%	0	2007
	12.629911	13.583739	7.55%	0	2006
	12.043434	12.629911	4.87%	0	2005
	11.417969	12.043434	5.48%	0	2004
	10.000000	11.417969	14.18%	0	2003*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	21.992318	11.928288	-45.76%	12,034	2008
	16.527481	21.992318	33.07%	1,041	2007
	15.549907	16.527481	6.29%	0	2006
	14.182804	15.549907	9.64%	0	2005
	12.343389	14.182804	14.90%	0	2004
	10.000000	12.343389	23.43%	0	2003*

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	16.662866	10.347191	-37.90%	5,691	2008
	16.121459	16.662866	3.36%	4,111	2007
	14.941501	16.121459	7.90%	0	2006
	13.829948	14.941501	8.04%	0	2005
	12.087900	13.829948	14.41%	0	2004
	10.000000	12.087900	20.88%	0	2003*

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	25.894541	12.052224	-53.46%	3,965	2008
	20.760964	25.894541	24.73%	2,145	2007
	14.528869	20.760964	42.89%	13,216	2006
	11.297946	14.528869	28.60%	0	2005
	10.000000	11.297946	12.98%	0	2004*

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	37.724227	17.551188	-53.48%	0	2008
	30.258284	37.724227	24.67%	0	2007
	21.184904	30.258284	42.83%	0	2006
	16.483483	21.184904	28.52%	0	2005
	14.258843	16.483483	15.60%	0	2004
	10.000000	14.258843	42.59%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	15.223442	9.343867	-38.62%	0	2008
	14.079754	15.223442	8.12%	0	2007
	13.470636	14.079754	4.52%	0	2006
	13.268354	13.470636	1.52%	285	2005
	12.499430	13.268354	6.15%	0	2004
	10.000000	12.499430	24.99%	0	2003*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	18.523527	12.133930	-34.49%	15,255	2008
	17.678233	18.523527	4.78%	3,704	2007
	15.060428	17.678233	17.38%	1,600	2006
	14.522098	15.060428	3.71%	702	2005
	12.984608	14.522098	11.84%	438	2004
	10.000000	12.984608	29.85%	0	2003*

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	13.957176	7.281010	-47.83%	0	2008
	13.885664	13.957176	0.52%	95,922	2007
	11.547015	13.885664	20.25%	64,795	2006
	10.000000	11.547015	15.47%	3,260	2005*

Neuberger Berman Advisers Management Trust - AMT Mid Cap Growth Portfolio: S Class - Q/NQ	20.601540	11.333751	-44.99%	0	2008
	17.311467	20.601540	19.01%	0	2007
	15.525726	17.311467	11.50%	0	2006
	14.052396	15.525726	10.48%	0	2005
	12.433807	14.052396	13.02%	0	2004
	10.000000	12.433807	24.34%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	12.428258	6.542656	-47.36%	1,562	2008
	12.383823	12.428258	0.36%	0	2007
	11.460293	12.383823	8.06%	0	2006
	10.000000	11.460293	14.60%	0	2005*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	10.009175	8.439710	-15.68%	244,764	2008
	9.809727	10.009175	2.03%	255,926	2007
	9.664745	9.809727	1.50%	119,373	2006
	9.780856	9.664745	-1.19%	944	2005
	9.964302	9.780856	-1.84%	150	2004
	10.000000	9.964302	-0.36%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	14.715730	8.674857	-41.05%	0	2008
	15.033407	14.715730	-2.11%	0	2007
	14.663563	15.033407	2.52%	0	2006
	14.629891	14.663563	0.23%	0	2005
	13.425742	14.629891	8.97%	0	2004
	10.000000	13.425742	34.26%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	16.208287	9.559484	-41.02%	1,558	2008
	15.465846	16.208287	4.80%	157,476	2007
	13.964028	15.465846	10.75%	96,044	2006
	13.415718	13.964028	4.09%	5,848	2005
	12.159070	13.415718	10.34%	707	2004
	10.000000	12.159070	21.59%	0	2003*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.723491	7.334447	-31.60%	95,498	2008
	10.374193	10.723491	3.37%	45,929	2007
	10.000000	10.374193	3.74%	12,234	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.386521	9.117726	-12.22%	96,623	2008
	10.356442	10.386521	0.29%	28,470	2007
	10.000000	10.356442	3.56%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	11.866415	7.091912	-40.24%	15,748	2008
	10.654381	11.866415	11.38%	1,878	2007
	10.000000	10.654381	6.54%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	11.098840	6.030294	-45.67%	13,480	2008
	10.184907	11.098840	8.97%	9,225	2007
	10.000000	10.184907	1.85%	4,592	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	9.719606	5.863065	-39.68%	100,784	2008
	10.000000	9.719606	-2.80%	33,747	2007*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	13.671531	9.588764	-29.86%	0	2008
	13.611774	13.671531	0.44%	0	2007
	12.634353	13.611774	7.74%	0	2006
	12.669092	12.634353	-0.27%	0	2005
	11.814339	12.669092	7.23%	0	2004
	10.000000	11.814339	18.14%	0	2003*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.211828	7.851747	-29.97%	0	2008
	11.159194	11.211828	0.47%	0	2007
	10.358332	11.159194	7.73%	0	2006
	10.000000	10.358332	3.58%	0	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class II - Q/NQ	46.937362	19.231549	-59.03%	0	2008
	33.194913	46.937362	41.40%	0	2007
	24.999639	33.194913	32.78%	0	2006
	19.394248	24.999639	28.90%	0	2005
	16.532966	19.394248	17.31%	0	2004
	10.000000	16.532966	65.33%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Gartmore NVIT Emerging Markets Fund: Class VI - Q/NQ	28.335167	11.628035	-58.96%	0	2008
	20.003497	28.335167	41.65%	0	2007
	15.038360	20.003497	33.02%	0	2006
	11.652622	15.038360	29.06%	0	2005
	10.000000	11.652622	16.53%	0	2004*

NVIT Gartmore NVIT Global Utilities Fund: Class II - Q/NQ	25.148950	16.370115	-34.91%	0	2008
	21.508956	25.148950	16.92%	0	2007
	16.079083	21.508956	33.77%	0	2006
	15.545191	16.079083	3.43%	0	2005
	12.318756	15.545191	26.19%	0	2004
	10.000000	12.318756	23.19%	0	2003*

NVIT Gartmore NVIT International Equity Fund: Class VI - Q/NQ	10.000000	5.411724	-45.88%	0	2008*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ	10.000000	5.064119	-49.36%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	10.000000	6.068531	-39.31%	223,551	2008*

NVIT NVIT Cardinal SM Aggressive Fund: Class II - Q/NQ	10.000000	6.301009	-36.99%	1,807	2008*

NVIT NVIT Cardinal SM Balanced Fund: Class II - Q/NQ	10.000000	7.849688	-21.50%	47,071	2008*

NVIT NVIT Cardinal SM Capital Appreciation Fund: Class II - Q/NQ	10.000000	7.133822	-28.66%	0	2008*

NVIT NVIT Cardinal SM Conservative Fund: Class II - Q/NQ	10.000000	8.989941	-10.10%	0	2008*

NVIT NVIT Cardinal SM Moderate Fund: Class II - Q/NQ	10.000000	7.488515	-25.11%	0	2008*

NVIT NVIT Cardinal SM Moderately Aggressive Fund: Class II - Q/NQ	10.000000	6.773928	-32.26%	9,141	2008*

NVIT NVIT Cardinal SM Moderately Conservative Fund: Class II - Q/NQ	10.000000	8.226353	-17.74%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Core Bond Fund: Class II - Q/NQ	10.000000	9.750412	-2.50%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	10.000000	9.756196	-2.44%	0	2008*

NVIT NVIT Global Financial Services Fund: Class II - Q/NQ	20.114040	10.511386	-47.74%	0	2008
	20.949601	20.114040	-3.99%	0	2007
	17.910048	20.949601	16.97%	0	2006
	16.596528	17.910048	7.91%	0	2005
	14.109736	16.596528	17.62%	0	2004
	10.000000	14.109736	41.10%	0	2003*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	10.592482	11.113588	4.92%	230,455	2008
	10.150136	10.592482	4.36%	238,327	2007
	10.083411	10.150136	0.66%	109,801	2006
	10.024669	10.083411	0.59%	10,220	2005
	9.967119	10.024669	0.58%	984	2004
	10.000000	9.967119	-0.33%	0	2003*

NVIT NVIT Health Sciences Fund: Class II - Q/NQ	16.614665	12.071921	-27.34%	0	2008
	15.107921	16.614665	9.97%	0	2007
	15.141664	15.107921	-0.22%	0	2006
	14.368281	15.141664	5.38%	0	2005
	13.714296	14.368281	4.77%	0	2004
	10.000000	13.714296	37.14%	0	2003*

NVIT NVIT Health Sciences Fund: Class VI - Q/NQ	11.308659	8.211794	-27.38%	561	2008
	10.278338	11.308659	10.02%	561	2007
	10.302957	10.278338	-0.24%	0	2006
	9.772461	10.302957	5.43%	0	2005
	10.000000	9.772461	-2.28%	0	2004*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	11.476395	6.360992	-44.57%	1,094	2008
	10.772989	11.476395	6.53%	782	2007
	10.000000	10.772989	7.73%	0	2006*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.584345	10.603544	-8.47%	43,818	2008
	11.287846	11.584345	2.63%	46,187	2007
	10.915485	11.287846	3.41%	11,938	2006
	10.847344	10.915485	0.63%	2,369	2005
	10.641785	10.847344	1.93%	2,369	2004
	10.000000	10.641785	6.42%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	13.128611	10.863376	-17.25%	94,075	2008
	12.734782	13.128611	3.09%	66,281	2007
	12.058112	12.734782	5.61%	18,073	2006
	11.847596	12.058112	1.78%	10,006	2005
	11.351180	11.847596	4.37%	7,023	2004
	10.000000	11.351180	13.51%	0	2003*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	14.797398	11.069232	-25.19%	615,562	2008
	14.380679	14.797398	2.90%	653,869	2007
	13.258241	14.380679	8.47%	593,987	2006
	12.920619	13.258241	2.61%	68,830	2005
	12.110589	12.920619	6.69%	49,850	2004
	10.000000	12.110589	21.11%	10,551	2003*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	16.994057	11.355813	-33.18%	206,952	2008
	16.439116	16.994057	3.38%	212,907	2007
	14.734212	16.439116	11.57%	196,843	2006
	14.127253	14.734212	4.30%	97,113	2005
	12.939502	14.127253	9.18%	79,228	2004
	10.000000	12.939502	29.40%	4,236	2003*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	18.659137	11.477467	-38.49%	90,343	2008
	18.082559	18.659137	3.19%	116,830	2007
	15.884425	18.082559	13.84%	97,797	2006
	15.108800	15.884425	5.13%	74,426	2005
	13.603874	15.108800	11.06%	98,948	2004
	10.000000	13.603874	36.04%	43,889	2003*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	19.580857	12.116836	-38.12%	1,052	2008
	18.693280	19.580857	4.75%	842	2007
	17.463875	18.693280	7.04%	0	2006
	15.993517	17.463875	9.19%	0	2005
	14.188248	15.993517	12.72%	0	2004
	10.000000	14.188248	41.88%	0	2003*

NVIT NVIT Money Market Fund: Class I - Q/NQ	10.015402	9.955338	-0.60%	54,941	2008
	9.813885	10.015402	2.05%	81,245	2007
	9.638481	9.813885	1.82%	24,186	2006
	9.637912	9.638481	0.01%	11,407	2005
	9.815545	9.637912	-1.81%	0	2004
	10.000000	9.815545	-1.84%	0	2003*

NVIT NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ	10.000000	6.017406	-39.83%	147,466	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager International Value Fund: Class II - Q/NQ	20.731261	10.806358	-47.87%	0	2008
	20.726461	20.731261	0.02%	0	2007
	17.383712	20.726461	19.23%	0	2006
	15.964736	17.383712	8.89%	0	2005
	13.658986	15.964736	16.88%	0	2004
	10.000000	13.658986	36.59%	0	2003*

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	14.788359	7.712492	-47.85%	63,384	2008
	14.786394	14.788359	0.01%	77,296	2007
	12.401261	14.786394	19.23%	37,005	2006
	11.387503	12.401261	8.90%	2,329	2005
	10.000000	11.387503	13.88%	0	2004*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	10.000000	6.249471	-37.51%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	10.000000	6.237682	-37.62%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	10.000000	6.160584	-38.39%	71,761	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	10.000000	6.639822	-33.60%	117,758	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ	16.858525	8.778226	-47.93%	429	2008
	15.809103	16.858525	6.64%	447	2007
	15.759610	15.809103	0.31%	0	2006
	15.017268	15.759610	4.94%	0	2005
	13.623997	15.017268	10.23%	0	2004
	10.000000	13.623997	36.24%	0	2003*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	19.480424	12.844595	-34.06%	413	2008
	21.562310	19.480424	-9.66%	416	2007
	18.904256	21.562310	14.06%	0	2006
	18.882184	18.904256	0.12%	0	2005
	16.569801	18.882184	13.96%	0	2004
	10.000000	16.569801	65.70%	0	2003*

NVIT NVIT Multi-Manager Small Company Fund: Class II - Q/NQ	19.803271	11.889701	-39.96%	12,183	2008
	19.956821	19.803271	-0.77%	12,212	2007
	18.333541	19.956821	8.85%	12,907	2006
	16.803847	18.333541	9.10%	348	2005
	14.524035	16.803847	15.70%	0	2004
	10.000000	14.524035	45.24%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	11.622764	9.363030	-19.44%	17,489	2008
	11.407126	11.622764	1.89%	11,614	2007
	11.170322	11.407126	2.12%	0	2006
	11.223003	11.170322	-0.47%	0	2005
	10.815861	11.223003	3.76%	0	2004
	10.000000	10.815861	8.16%	0	2003*

NVIT NVIT Nationwide Fund: Class II - Q/NQ	16.798966	9.553071	-43.13%	145,178	2008
	15.987862	16.798966	5.07%	127,933	2007
	14.473777	15.987862	10.46%	81,517	2006
	13.881734	14.473777	4.26%	3,742	2005
	13.011714	13.881734	6.69%	0	2004
	10.000000	13.011714	30.12%	0	2003*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.000000	9.770217	-2.30%	0	2008*

NVIT NVIT Technology and Communications Fund: Class II - Q/NQ	18.689476	9.321713	-50.12%	0	2008
	15.992524	18.689476	16.86%	0	2007
	14.834400	15.992524	7.81%	0	2006
	15.348265	14.834400	-3.35%	0	2005
	15.147092	15.348265	1.33%	0	2004
	10.000000	15.147092	51.47%	0	2003*

NVIT NVIT Technology and Communications Fund: Class VI - Q/NQ	13.170790	6.566607	-50.14%	0	2008
	11.278985	13.170790	16.77%	0	2007
	10.413192	11.278985	8.31%	0	2006
	10.773887	10.413192	-3.35%	0	2005
	10.000000	10.773887	7.74%	0	2004*

NVIT NVIT U.S. Growth Leaders Fund: Class II - Q/NQ	20.257432	11.547660	-43.00%	919	2008
	17.033732	20.257432	18.93%	887	2007
	17.576082	17.033732	-3.09%	887	2006
	16.153932	17.576082	8.80%	0	2005
	14.795014	16.153932	9.18%	0	2004
	10.000000	14.795014	47.95%	0	2003*

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	16.641374	10.175323	-38.86%	17,255	2008
	17.545479	16.641374	-5.15%	80,456	2007
	15.587141	17.545479	12.56%	59,345	2006
	15.393731	15.587141	1.26%	4,165	2005
	13.498265	15.393731	14.04%	514	2004
	10.000000	13.498265	34.98%	0	2003*

NVIT Van Kampen NVIT Real Estate Fund: Class II - Q/NQ	10.000000	5.534638	-44.65%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	16.678885	8.826749	-47.08%	3,221	2008
	15.041864	16.678885	10.88%	5,514	2007
	14.340730	15.041864	4.89%	5,292	2006
	14.039735	14.340730	2.14%	5,471	2005
	13.519989	14.039735	3.84%	1,284	2004
	10.000000	13.519989	35.20%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	15.012435	8.722065	-41.90%	0	2008
	14.534806	15.012435	3.29%	345	2007
	12.710197	14.534806	14.36%	0	2006
	11.441227	12.710197	11.09%	0	2005
	10.000000	11.441227	14.41%	0	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	22.775693	13.235979	-41.89%	0	2008
	22.046369	22.775693	3.31%	0	2007
	19.284633	22.046369	14.32%	0	2006
	17.357325	19.284633	11.10%	0	2005
	14.990508	17.357325	15.79%	0	2004
	10.000000	14.990508	49.91%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	9.480431	1.973035	-79.19%	0	2008
	10.000000	9.480431	-5.20%	0	2007*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	13.005778	2.713980	-79.13%	0	2008
	13.417803	13.005778	-3.07%	0	2007
	12.611392	13.417803	6.39%	0	2006
	12.692608	12.611392	-0.64%	0	2005
	11.984878	12.692608	5.91%	0	2004
	10.000000	11.984878	19.85%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	16.120808	9.636227	-40.22%	139,906	2008
	15.893678	16.120808	1.43%	131,415	2007
	14.218306	15.893678	11.78%	87,657	2006
	13.804228	14.218306	3.00%	6,601	2005
	12.985093	13.804228	6.31%	1,417	2004
	10.000000	12.985093	29.85%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ	19.912258	12.023122	-39.62%	30,479	2008
	20.735496	19.912258	-3.97%	22,764	2007
	18.566041	20.735496	11.69%	13,144	2006
	17.372328	18.566041	6.87%	341	2005
	14.965518	17.372328	16.08%	0	2004
	10.000000	14.965518	49.66%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB - Q/NQ	13.991778	8.353877	-40.29%	1,322	2008
	15.290861	13.991778	-8.50%	1,322	2007
	13.543002	15.290861	12.91%	1,322	2006
	13.212649	13.543002	2.50%	1,322	2005
	12.208681	13.212649	8.22%	1,322	2004
	10.000000	12.208681	22.09%	0	2003*

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	20.422336	11.148177	-45.41%	0	2008
	19.351390	20.422336	5.53%	0	2007
	15.554673	19.351390	24.41%	0	2006
	14.232609	15.554673	9.29%	0	2005
	12.575694	14.232609	13.18%	0	2004
	10.000000	12.575694	25.76%	0	2003*

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	12.946630	7.939854	-38.67%	1,460	2008
	12.598652	12.946630	2.76%	1,460	2007
	12.267277	12.598652	2.70%	1,460	2006
	11.915436	12.267277	2.95%	1,460	2005
	11.647305	11.915436	2.30%	1,460	2004
	10.000000	11.647305	16.47%	0	2003*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	12.971976	7.245431	-44.15%	69,027	2008
	11.841254	12.971976	9.55%	38,850	2007
	11.119183	11.841254	6.49%	1,059	2006
	10.000000	11.119183	11.19%	103	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	12.121164	7.524047	-37.93%	13,451	2008
	12.080509	12.121164	0.34%	1,286	2007
	10.452783	12.080509	15.57%	0	2006
	10.000000	10.452783	4.53%	0	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.334393	10.197111	-1.33%	37,679	2008
	10.084594	10.334393	2.48%	2,303	2007
	9.952404	10.084594	1.33%	0	2006
	10.000000	9.952404	-0.48%	0	2005*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.647654	9.286446	-12.78%	162,494	2008
	10.391171	10.647654	2.47%	177,179	2007
	10.300963	10.391171	0.88%	81,246	2006
	10.174895	10.300963	1.24%	6,299	2005
	10.037664	10.174895	1.37%	0	2004
	10.000000	10.037664	0.38%	0	2003*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	16.297972	13.496131	-17.19%	0	2008
	15.729544	16.297972	3.61%	0	2007
	14.573765	15.729544	7.93%	0	2006
	13.342449	14.573765	9.23%	0	2005
	12.444303	13.342449	7.22%	0	2004
	10.000000	12.444303	24.44%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	21.755013	13.124340	-39.67%	0	2008
	27.003563	21.755013	-19.44%	0	2007
	20.136608	27.003563	34.10%	0	2006
	17.706398	20.136608	13.73%	0	2005
	13.359695	17.706398	32.54%	0	2004
	10.000000	13.359695	33.60%	0	2003*

Additional Contract Options Elected (Total 2.65%)
(Variable account charges of 2.65% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	16.714014	7.825086	-53.18%	217	2008
	16.940508	16.714014	-1.34%	208	2007
	15.406538	16.940508	9.96%	208	2006
	15.009947	15.406538	2.64%	367	2005
	13.910747	15.009947	7.90%	367	2004
	10.000000	13.910747	39.11%	0	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	16.238733	9.069330	-44.15%	0	2008
	14.931328	16.238733	8.76%	0	2007
	14.460675	14.931328	3.25%	0	2006
	13.679629	14.460675	5.71%	0	2005
	13.215099	13.679629	3.52%	0	2004
	10.000000	13.215099	32.15%	0	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	20.077888	10.333441	-48.53%	130	2008
	18.659240	20.077888	7.60%	125	2007
	16.485781	18.659240	13.18%	125	2006
	15.497180	16.485781	6.38%	325	2005
	13.810248	15.497180	12.22%	325	2004
	10.000000	13.810248	38.10%	0	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	17.348200	10.015167	-42.27%	0	2008
	16.996931	17.348200	2.07%	0	2007
	14.923589	16.996931	13.89%	0	2006
	14.655069	14.923589	1.83%	0	2005
	13.535030	14.655069	8.28%	0	2004
	10.000000	13.535030	35.35%	0	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	19.343103	12.098348	-37.45%	0	2008
	19.573608	19.343103	-1.18%	0	2007
	17.604714	19.573608	11.18%	0	2006
	16.957910	17.604714	3.81%	0	2005
	14.628993	16.957910	15.92%	0	2004
	10.000000	14.628993	46.29%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	16.367713	10.399715	-36.46%	0	2008
	16.889015	16.367713	-3.09%	0	2007
	14.850460	16.889015	13.73%	0	2006
	14.594228	14.850460	1.76%	0	2005
	13.316868	14.594228	9.59%	0	2004
	10.000000	13.316868	33.17%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II - Q/NQ	22.019447	11.810615	-46.36%	0	2008
	19.184456	22.019447	14.78%	0	2007
	15.796576	19.184456	21.45%	0	2006
	14.345132	15.796576	10.12%	0	2005
	12.838632	14.345132	11.73%	0	2004
	10.000000	12.838632	28.39%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV - Q/NQ	17.124487	9.176463	-46.41%	0	2008
	14.921985	17.124487	14.76%	2,131	2007
	12.274883	14.921985	21.57%	0	2006
	11.160156	12.274883	9.99%	0	2005
	10.000000	11.160156	11.60%	0	2004*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	12.347868	9.074130	-26.51%	858	2008
	13.001262	12.347868	-5.03%	874	2007
	11.107509	13.001262	17.05%	0	2006
	10.000000	11.107509	11.08%	0	2005*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II - Q/NQ	15.245076	8.659589	-43.20%	0	2008
	12.960888	15.245076	17.62%	0	2007
	13.779770	12.960888	-5.94%	0	2006
	13.879682	13.779770	-0.72%	0	2005
	12.892175	13.879682	7.66%	0	2004
	10.000000	12.892175	28.92%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	16.210076	11.550240	-28.75%	489	2008
	17.587623	16.210076	-7.83%	471	2007
	15.249300	17.587623	15.33%	0	2006
	14.938010	15.249300	2.08%	0	2005
	13.439579	14.938010	11.15%	0	2004
	10.000000	13.439579	34.40%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class II - Q/NQ	16.201044	8.088162	-50.08%	0	2008
	11.928700	16.201044	35.82%	0	2007
	11.253806	11.928700	6.00%	0	2006
	10.000000	11.253806	12.54%	0	2005*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	11.037569	10.574369	-4.20%	56	2008
	10.356434	11.037569	6.58%	54	2007
	10.471354	10.356434	-1.10%	54	2006
	10.590116	10.471354	-1.12%	700	2005
	10.280991	10.590116	3.01%	700	2004
	10.000000	10.280991	2.81%	0	2003*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	19.220612	12.926171	-32.75%	0	2008
	19.877036	19.220612	-3.30%	0	2007
	17.844981	19.877036	11.39%	0	2006
	17.092810	17.844981	4.40%	0	2005
	14.405303	17.092810	18.66%	0	2004
	10.000000	14.405303	44.05%	0	2003*

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	16.474665	10.052012	-38.99%	2,755	2008
	16.120936	16.474665	2.19%	2,795	2007
	14.372917	16.120936	12.16%	1,107	2006
	14.136241	14.372917	1.67%	424	2005
	13.158718	14.136241	7.43%	424	2004
	10.000000	13.158718	31.59%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	15.253779	10.435558	-31.59%	263	2008
	14.666356	15.253779	4.01%	253	2007
	12.963337	14.666356	13.14%	253	2006
	12.788595	12.963337	1.37%	253	2005
	12.535430	12.788595	2.02%	253	2004
	10.000000	12.535430	25.35%	0	2003*

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares - Q/NQ	13.184376	7.986507	-39.42%	0	2008
	15.267614	13.184376	-13.64%	0	2007
	15.148778	15.267614	0.78%	0	2006
	14.740822	15.148778	2.77%	0	2005
	13.635887	14.740822	8.10%	0	2004
	10.000000	13.635887	36.36%	0	2003*

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	14.251378	9.161605	-35.71%	0	2008
	16.243615	14.251378	-12.26%	0	2007
	14.323323	16.243615	13.41%	0	2006
	14.041430	14.323323	2.01%	0	2005
	13.172089	14.041430	6.60%	0	2004
	10.000000	13.172089	31.72%	0	2003*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	15.925809	10.903753	-31.53%	0	2008
	14.922905	15.925809	6.72%	0	2007
	13.238612	14.922905	12.72%	0	2006
	13.371278	13.238612	-0.99%	0	2005
	12.823482	13.371278	4.27%	0	2004
	10.000000	12.823482	28.23%	0	2003*

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	9.792065	9.450208	-3.49%	0	2008
	10.211809	9.792065	-4.11%	0	2007
	10.000000	10.211809	2.12%	0	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	10.382725	9.344153	-10.00%	0	2008
	10.145400	10.382725	2.34%	0	2007
	10.027737	10.145400	1.17%	0	2006
	10.199280	10.027737	-1.68%	0	2005
	10.140286	10.199280	0.58%	0	2004
	10.000000	10.140286	1.40%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	20.863454	11.639027	-44.21%	1,382	2008
	18.272664	20.863454	14.18%	1,494	2007
	16.843160	18.272664	8.49%	952	2006
	14.831189	16.843160	13.57%	842	2005
	13.229346	14.831189	12.11%	842	2004
	10.000000	13.229346	32.29%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	21.368031	9.483779	-55.62%	0	2008
	15.073090	21.368031	41.76%	5,382	2007
	13.276323	15.073090	13.53%	8,603	2006
	10.000000	13.276323	32.76%	10,332	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	17.379418	9.674800	-44.33%	0	2008
	17.630810	17.379418	-1.43%	0	2007
	15.099993	17.630810	16.76%	0	2006
	14.691423	15.099993	2.78%	0	2005
	13.567190	14.691423	8.29%	0	2004
	10.000000	13.567190	35.67%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Freedom 2010 Portfolio: Service Class 2 - Q/NQ	11.940771	8.698428	-27.15%	0	2008
	11.314604	11.940771	5.53%	0	2007
	10.605677	11.314604	6.68%	0	2006
	10.000000	10.605677	6.06%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Freedom 2020 Portfolio: Service Class 2 - Q/NQ	12.699822	8.307712	-34.58%	0	2008
	11.864788	12.699822	7.04%	0	2007
	10.909826	11.864788	8.75%	1,468	2006
	10.000000	10.909826	9.10%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Freedom 2030 Portfolio: Service Class 2 - Q/NQ	13.213786	7.952901	-39.81%	0	2008
	12.221279	13.213786	8.12%	0	2007
	11.116260	12.221279	9.94%	0	2006
	10.000000	11.116260	11.16%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	18.080797	9.273896	-48.71%	761	2008
	14.665658	18.080797	23.29%	661	2007
	14.134824	14.665658	3.76%	0	2006
	13.761209	14.134824	2.71%	588	2005
	13.707815	13.761209	0.39%	588	2004
	10.000000	13.707815	37.08%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	10.539507	9.905045	-6.02%	333	2008
	10.403072	10.539507	1.31%	379	2007
	10.261016	10.403072	1.38%	360	2006
	10.343578	10.261016	-0.80%	0	2005
	10.197847	10.343578	1.43%	0	2004
	10.000000	10.197847	1.98%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	24.307630	14.290365	-41.21%	0	2008
	21.651876	24.307630	12.27%	0	2007
	19.785626	21.651876	9.43%	0	2006
	17.220038	19.785626	14.90%	398	2005
	14.189813	17.220038	21.35%	3,328	2004
	10.000000	14.189813	41.90%	135	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	24.401994	13.311683	-45.45%	0	2008
	21.417480	24.401994	13.93%	0	2007
	18.679051	21.417480	14.66%	0	2006
	16.152073	18.679051	15.64%	0	2005
	14.642203	16.152073	10.31%	0	2004
	10.000000	14.642203	46.42%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	16.523620	9.016207	-45.43%	489	2008
	14.501802	16.523620	13.94%	1,572	2007
	12.643261	14.501802	14.70%	474	2006
	10.936592	12.643261	15.61%	3,720	2005
	10.000000	10.936592	9.37%	3,720	2004*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	21.096918	10.003946	-52.58%	0	2008
	20.555897	21.096918	2.63%	0	2007
	18.200291	20.555897	12.94%	0	2006
	18.251327	18.200291	-0.28%	0	2005
	16.468875	18.251327	10.82%	0	2004
	10.000000	16.468875	64.69%	2,637	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	11.127825	7.620063	-31.52%	0	2008
	11.018444	11.127825	0.99%	0	2007
	10.000000	11.018444	10.18%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	15.327413	10.877105	-29.03%	219	2008
	16.181933	15.327413	-5.28%	211	2007
	14.191162	16.181933	14.03%	2,415	2006
	14.093437	14.191162	0.69%	505	2005
	13.042504	14.093437	8.06%	1,285	2004
	10.000000	13.042504	30.43%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	19.679634	12.831931	-34.80%	0	2008
	20.711387	19.679634	-4.98%	0	2007
	18.185458	20.711387	13.89%	4,035	2006
	17.173368	18.185458	5.89%	0	2005
	14.255449	17.173368	20.47%	2,370	2004
	10.000000	14.255449	42.55%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	10.000000	6.537747	-34.62%	0	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	19.662006	9.058403	-53.93%	0	2008
	15.695719	19.662006	25.27%	0	2007
	12.578653	15.695719	24.78%	2,760	2006
	10.000000	12.578653	25.79%	0	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	22.402855	13.002374	-41.96%	0	2008
	19.934586	22.402855	12.38%	0	2007
	16.859913	19.934586	18.24%	0	2006
	15.719025	16.859913	7.26%	0	2005
	13.622650	15.719025	15.39%	0	2004
	10.000000	13.622650	36.23%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	16.271712	9.441676	-41.97%	66	2008
	14.480350	16.271712	12.37%	38	2007
	12.245306	14.480350	18.25%	42	2006
	11.420446	12.245306	7.22%	0	2005
	10.000000	11.420446	14.20%	0	2004*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	11.525076	11.916053	3.39%	0	2008
	10.663948	11.525076	8.08%	3,055	2007
	9.706720	10.663948	9.86%	0	2006
	10.000000	9.706720	-2.93%	0	2005*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	14.553136	11.891972	-18.29%	0	2008
	13.556774	14.553136	7.35%	0	2007
	12.611299	13.556774	7.50%	0	2006
	12.031837	12.611299	4.82%	0	2005
	11.412832	12.031837	5.42%	0	2004
	10.000000	11.412832	14.13%	0	2003*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	21.937357	11.892354	-45.79%	0	2008
	16.494692	21.937357	33.00%	0	2007
	15.527005	16.494692	6.23%	0	2006
	14.169154	15.527005	9.58%	0	2005
	12.337835	14.169154	14.84%	0	2004
	10.000000	12.337835	23.38%	0	2003*

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	16.622979	10.317106	-37.93%	0	2008
	16.091171	16.622979	3.30%	0	2007
	14.921078	16.091171	7.84%	0	2006
	13.818116	14.921078	7.98%	0	2005
	12.083760	13.818116	14.35%	0	2004
	10.000000	12.083760	20.84%	0	2003*

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	25.845963	12.023409	-53.48%	0	2008
	20.732706	25.845963	24.66%	0	2007
	14.516527	20.732706	42.82%	0	2006
	11.294121	14.516527	28.53%	0	2005
	10.000000	11.294121	12.94%	0	2004*

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	37.629937	17.498298	-53.50%	0	2008
	30.198233	37.629937	24.61%	0	2007
	21.153685	30.198233	42.76%	0	2006
	16.467621	21.153685	28.46%	0	2005
	14.252430	16.467621	15.54%	0	2004
	10.000000	14.252430	42.52%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	15.185392	9.315713	-38.65%	365	2008
	14.051817	15.185392	8.07%	352	2007
	13.450793	14.051817	4.47%	352	2006
	13.255587	13.450793	1.47%	352	2005
	12.493813	13.255587	6.10%	352	2004
	10.000000	12.493813	24.94%	0	2003*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	18.477195	12.097353	-34.53%	0	2008
	17.643127	18.477195	4.73%	0	2007
	15.038216	17.643127	17.32%	0	2006
	14.508110	15.038216	3.65%	85	2005
	12.978767	14.508110	11.78%	85	2004
	10.000000	12.978767	29.79%	0	2003*

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	13.938094	7.267312	-47.86%	0	2008
	13.873847	13.938094	0.46%	101	2007
	11.543097	13.873847	20.19%	112	2006
	10.000000	11.543097	15.43%	0	2005*

Neuberger Berman Advisers Management Trust - AMT Mid Cap Growth Portfolio: S Class - Q/NQ	20.548755	11.298889	-45.01%	0	2008
	17.276032	20.548755	18.94%	0	2007
	15.501880	17.276032	11.44%	0	2006
	14.037993	15.501880	10.43%	0	2005
	12.427433	14.037993	12.96%	0	2004
	10.000000	12.427433	24.27%	153	2003*

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	12.411255	6.530330	-47.38%	0	2008
	12.373279	12.411255	0.31%	0	2007
	11.456406	12.373279	8.00%	0	2006
	10.000000	11.456406	14.56%	0	2005*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.984124	8.414262	-15.72%	1,472	2008
	9.790239	9.984124	1.98%	1,692	2007
	9.650484	9.790239	1.45%	468	2006
	9.771420	9.650484	-1.24%	0	2005
	9.959809	9.771420	-1.89%	0	2004
	10.000000	9.959809	-0.40%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	14.678927	8.648715	-41.08%	0	2008
	15.003550	14.678927	-2.16%	0	2007
	14.641939	15.003550	2.47%	0	2006
	14.615808	14.641939	0.18%	0	2005
	13.419708	14.615808	8.91%	0	2004
	10.000000	13.419708	34.20%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	16.169498	9.531696	-41.05%	0	2008
	15.436803	16.169498	4.75%	181	2007
	13.944950	15.436803	10.70%	192	2006
	13.404243	13.944950	4.03%	464	2005
	12.154906	13.404243	10.28%	464	2004
	10.000000	12.154906	21.55%	0	2003*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.714302	7.324387	-31.64%	20,088	2008
	10.370661	10.714302	3.31%	11,133	2007
	10.000000	10.370661	3.71%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.377619	9.105233	-12.26%	14,294	2008
	10.352907	10.377619	0.24%	5,874	2007
	10.000000	10.352907	3.53%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	11.856247	7.082184	-40.27%	1,089	2008
	10.650753	11.856247	11.32%	998	2007
	10.000000	10.650753	6.51%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	11.089323	6.022020	-45.70%	11,010	2008
	10.181429	11.089323	8.92%	1,029	2007
	10.000000	10.181429	1.81%	0	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	9.716261	5.858027	-39.71%	27,390	2008
	10.000000	9.716261	-2.84%	3,718	2007*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	13.637331	9.559860	-29.90%	0	2008
	13.584734	13.637331	0.39%	0	2007
	12.615727	13.584734	7.68%	0	2006
	12.656896	12.615727	-0.33%	0	2005
	11.809019	12.656896	7.18%	0	2004
	10.000000	11.809019	18.09%	0	2003*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.196498	7.836979	-30.01%	0	2008
	11.149688	11.196498	0.42%	3,028	2007
	10.354804	11.149688	7.68%	0	2006
	10.000000	10.354804	3.55%	0	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class II - Q/NQ	46.820093	19.173609	-59.05%	0	2008
	33.129060	46.820093	41.33%	0	2007
	24.962820	33.129060	32.71%	0	2006
	19.375595	24.962820	28.84%	0	2005
	16.525546	19.375595	17.25%	0	2004
	10.000000	16.525546	65.26%	2,798	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Gartmore NVIT Emerging Markets Fund: Class VI - Q/NQ	28.282008	11.600227	-58.98%	0	2008
	19.976255	28.282008	41.58%	4,071	2007
	15.025566	19.976255	32.95%	950	2006
	11.648664	15.025566	28.99%	4,633	2005
	10.000000	11.648664	16.49%	3,065	2004*

NVIT Gartmore NVIT Global Utilities Fund: Class II - Q/NQ	25.086093	16.320805	-34.94%	0	2008
	21.466277	25.086093	16.86%	0	2007
	16.055383	21.466277	33.70%	0	2006
	15.530229	16.055383	3.38%	0	2005
	12.313215	15.530229	26.13%	0	2004
	10.000000	12.313215	23.13%	0	2003*

NVIT Gartmore NVIT International Equity Fund: Class VI - Q/NQ	10.000000	5.409864	-45.90%	0	2008*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ	10.000000	5.062376	-49.38%	2,107	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	10.000000	6.066437	-39.34%	284	2008*

NVIT NVIT Cardinal SM Aggressive Fund: Class II - Q/NQ	10.000000	6.298845	-37.01%	0	2008*

NVIT NVIT Cardinal SM Balanced Fund: Class II - Q/NQ	10.000000	7.846999	-21.53%	0	2008*

NVIT NVIT Cardinal SM Capital Appreciation Fund: Class II - Q/NQ	10.000000	7.131377	-28.69%	0	2008*

NVIT NVIT Cardinal SM Conservative Fund: Class II - Q/NQ	10.000000	8.986864	-10.13%	2,666	2008*

NVIT NVIT Cardinal SM Moderate Fund: Class II - Q/NQ	10.000000	7.485944	-25.14%	8,524	2008*

NVIT NVIT Cardinal SM Moderately Aggressive Fund: Class II - Q/NQ	10.000000	6.771610	-32.28%	0	2008*

NVIT NVIT Cardinal SM Moderately Conservative Fund: Class II - Q/NQ	10.000000	8.223539	-17.76%	11,618	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Core Bond Fund: Class II - Q/NQ	10.000000	9.747079	-2.53%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	10.000000	9.752854	-2.47%	0	2008*

NVIT NVIT Global Financial Services Fund: Class II - Q/NQ	20.063773	10.479707	-47.77%	0	2008
	20.908040	20.063773	-4.04%	0	2007
	17.883664	20.908040	16.91%	0	2006
	16.580566	17.883664	7.86%	0	2005
	14.103400	16.580566	17.56%	0	2004
	10.000000	14.103400	41.03%	0	2003*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	10.565993	11.080107	4.87%	28,387	2008
	10.129990	10.565993	4.30%	1,243	2007
	10.068553	10.129990	0.61%	397	2006
	10.015015	10.068553	0.53%	0	2005
	9.962635	10.015015	0.53%	0	2004
	10.000000	9.962635	-0.37%	0	2003*

NVIT NVIT Health Sciences Fund: Class II - Q/NQ	16.573132	12.035557	-27.38%	0	2008
	15.077932	16.573132	9.92%	0	2007
	15.119354	15.077932	-0.27%	0	2006
	14.354454	15.119354	5.33%	0	2005
	13.708139	14.354454	4.71%	0	2004
	10.000000	13.708139	37.08%	0	2003*

NVIT NVIT Health Sciences Fund: Class VI - Q/NQ	11.287415	8.192148	-27.42%	0	2008
	10.264328	11.287415	9.97%	0	2007
	10.294186	10.264328	-0.29%	0	2006
	9.769141	10.294186	5.37%	2,316	2005
	10.000000	9.769141	-2.31%	241	2004*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	11.466568	6.352273	-44.60%	0	2008
	10.769320	11.466568	6.47%	0	2007
	10.000000	10.769320	7.69%	0	2006*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.555396	10.571603	-8.51%	0	2008
	11.265452	11.555396	2.57%	0	2007
	10.899399	11.265452	3.36%	0	2006
	10.836897	10.899399	0.58%	0	2005
	10.636998	10.836897	1.88%	0	2004
	10.000000	10.636998	6.37%	2,806	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	13.095792	10.830646	-17.30%	532	2008
	12.709505	13.095792	3.04%	0	2007
	12.040357	12.709505	5.56%	0	2006
	11.836190	12.040357	1.72%	0	2005
	11.346082	11.836190	4.32%	0	2004
	10.000000	11.346082	13.46%	0	2003*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	14.760406	11.035880	-25.23%	7,836	2008
	14.352141	14.760406	2.84%	9,120	2007
	13.238706	14.352141	8.41%	5,660	2006
	12.908186	13.238706	2.56%	6,109	2005
	12.105156	12.908186	6.63%	3,556	2004
	10.000000	12.105156	21.05%	0	2003*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	16.951581	11.321592	-33.21%	4,196	2008
	16.406499	16.951581	3.32%	4,196	2007
	14.712506	16.406499	11.51%	4,196	2006
	14.113660	14.712506	4.24%	4,196	2005
	12.933688	14.113660	9.12%	4,196	2004
	10.000000	12.933688	29.34%	4,196	2003*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	18.612502	11.442890	-38.52%	11,514	2008
	18.046687	18.612502	3.14%	11,514	2007
	15.861023	18.046687	13.78%	11,514	2006
	15.094263	15.861023	5.08%	11,514	2005
	13.597762	15.094263	11.01%	11,514	2004
	10.000000	13.597762	35.98%	0	2003*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	19.531916	12.080328	-38.15%	0	2008
	18.656197	19.531916	4.69%	0	2007
	17.438149	18.656197	6.98%	0	2006
	15.978117	17.438149	9.14%	386	2005
	14.181875	15.978117	12.67%	386	2004
	10.000000	14.181875	41.82%	0	2003*

NVIT NVIT Money Market Fund: Class I - Q/NQ	9.990159	9.925151	-0.65%	542	2008
	9.794206	9.990159	2.00%	701	2007
	9.624080	9.794206	1.77%	175	2006
	9.628441	9.624080	-0.05%	0	2005
	9.810935	9.628441	-1.86%	0	2004
	10.000000	9.810935	-1.89%	0	2003*

NVIT NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ	10.000000	6.015336	-39.85%	171	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager International Value Fund: Class II - Q/NQ	20.681660	10.774956	-47.90%	0	2008
	20.687550	20.681660	-0.03%	0	2007
	17.359965	20.687550	19.17%	0	2006
	15.951095	17.359965	8.83%	0	2005
	13.654304	15.951095	16.82%	0	2004
	10.000000	13.654304	36.54%	0	2003*

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	14.760578	7.694038	-47.87%	1,722	2008
	14.766245	14.760578	-0.04%	1,425	2007
	12.390705	14.766245	19.17%	324	2006
	11.383636	12.390705	8.85%	283	2005
	10.000000	11.383636	13.84%	283	2004*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	10.000000	6.247328	-37.53%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	10.000000	6.235533	-37.64%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	10.000000	6.158477	-38.42%	96	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	10.000000	6.637541	-33.62%	122	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ	16.816411	8.751781	-47.96%	598	2008
	15.777740	16.816411	6.58%	472	2007
	15.736403	15.777740	0.26%	0	2006
	15.002820	15.736403	4.89%	0	2005
	13.617871	15.002820	10.17%	0	2004
	10.000000	13.617871	36.18%	0	2003*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	19.431739	12.805895	-34.10%	0	2008
	21.519533	19.431739	-9.70%	0	2007
	18.876419	21.519533	14.00%	0	2006
	18.864027	18.876419	0.07%	0	2005
	16.562373	18.864027	13.90%	0	2004
	10.000000	16.562373	65.62%	2,813	2003*

NVIT NVIT Multi-Manager Small Company Fund: Class II - Q/NQ	19.753773	11.853877	-39.99%	201	2008
	19.917218	19.753773	-0.82%	194	2007
	18.306537	19.917218	8.80%	194	2006
	16.787676	18.306537	9.05%	194	2005
	14.517509	16.787676	15.64%	194	2004
	10.000000	14.517509	45.18%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	11.593699	9.334824	-19.48%	0	2008
	11.384471	11.593699	1.84%	0	2007
	11.153847	11.384471	2.07%	0	2006
	11.212189	11.153847	-0.52%	0	2005
	10.810989	11.212189	3.71%	0	2004
	10.000000	10.810989	8.11%	0	2003*

NVIT NVIT Nationwide Fund: Class II - Q/NQ	16.756955	9.524273	-43.16%	102	2008
	15.956119	16.756955	5.02%	87	2007
	14.452447	15.956119	10.40%	92	2006
	13.868376	14.452447	4.21%	0	2005
	13.005866	13.868376	6.63%	0	2004
	10.000000	13.005866	30.06%	0	2003*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.000000	9.766869	-2.33%	7,115	2008*

NVIT NVIT Technology and Communications Fund: Class II - Q/NQ	18.642741	9.293617	-50.15%	0	2008
	15.960776	18.642741	16.80%	0	2007
	14.812541	15.960776	7.75%	0	2006
	15.333495	14.812541	-3.40%	0	2005
	15.140282	15.333495	1.28%	0	2004
	10.000000	15.140282	51.40%	2,870	2003*

NVIT NVIT Technology and Communications Fund: Class VI - Q/NQ	13.146056	6.550899	-50.17%	0	2008
	11.263610	13.146056	16.71%	1,338	2007
	10.404324	11.263610	8.26%	0	2006
	10.770237	10.404324	-3.40%	0	2005
	10.000000	10.770237	7.70%	0	2004*

NVIT NVIT U.S. Growth Leaders Fund: Class II - Q/NQ	20.206795	11.512869	-43.02%	0	2008
	16.999938	20.206795	18.86%	0	2007
	17.550196	16.999938	-3.14%	0	2006
	16.138391	17.550196	8.75%	0	2005
	14.788374	16.138391	9.13%	0	2004
	10.000000	14.788374	47.88%	0	2003*

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	16.599768	10.144665	-38.89%	1,662	2008
	17.510656	16.599768	-5.20%	1,839	2007
	15.564177	17.510656	12.51%	269	2006
	15.378922	15.564177	1.20%	202	2005
	13.492206	15.378922	13.98%	202	2004
	10.000000	13.492206	34.92%	0	2003*

NVIT Van Kampen NVIT Real Estate Fund: Class II - Q/NQ	10.000000	5.532729	-44.67%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	16.637189	8.800149	-47.11%	0	2008
	15.012007	16.637189	10.83%	0	2007
	14.319587	15.012007	4.84%	0	2006
	14.026215	14.319587	2.09%	0	2005
	13.513916	14.026215	3.79%	0	2004
	10.000000	13.513916	35.14%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	14.984275	8.701218	-41.93%	0	2008
	14.515027	14.984275	3.23%	0	2007
	12.699393	14.515027	14.30%	0	2006
	11.437350	12.699393	11.03%	0	2005
	10.000000	11.437350	14.37%	0	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	22.718743	13.196085	-41.92%	0	2008
	22.002596	22.718743	3.25%	0	2007
	19.256202	22.002596	14.26%	0	2006
	17.340618	19.256202	11.05%	0	2005
	14.983757	17.340618	15.73%	0	2004
	10.000000	14.983757	49.84%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	9.477174	1.971341	-79.20%	0	2008
	10.000000	9.477174	-5.23%	0	2007*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	12.973259	2.705799	-79.14%	0	2008
	13.391163	12.973259	-3.12%	0	2007
	12.592807	13.391163	6.34%	0	2006
	12.680408	12.592807	-0.69%	0	2005
	11.979498	12.680408	5.85%	0	2004
	10.000000	11.979498	19.79%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	16.080517	9.607194	-40.26%	730	2008
	15.862146	16.080517	1.38%	636	2007
	14.197362	15.862146	11.73%	147	2006
	13.790950	14.197362	2.95%	0	2005
	12.979264	13.790950	6.25%	0	2004
	10.000000	12.979264	29.79%	0	2003*
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ	19.862490	11.986890	-39.65%	0	2008
	20.694340	19.862490	-4.02%	0	2007
	18.538687	20.694340	11.63%	0	2006
	17.355616	18.538687	6.82%	0	2005
	14.958800	17.355616	16.02%	0	2004
	10.000000	14.958800	49.59%	3,019	2003*

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB - Q/NQ	13.958308	8.329599	-40.33%	0	2008
	15.262154	13.958308	-8.54%	0	2007
	13.524494	15.262154	12.85%	0	2006
	13.201360	13.524494	2.45%	0	2005
	12.204507	13.201360	8.17%	0	2004
	10.000000	12.204507	22.05%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	20.373434	11.115746	-45.44%	0	2008
	19.315023	20.373434	5.48%	0	2007
	15.533389	19.315023	24.35%	0	2006
	14.220424	15.533389	9.23%	155	2005
	12.571380	14.220424	13.12%	155	2004
	10.000000	12.571380	25.71%	0	2003*

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	12.915651	7.916782	-38.70%	0	2008
	12.574995	12.915651	2.71%	0	2007
	12.250506	12.574995	2.65%	0	2006
	11.905241	12.250506	2.90%	98	2005
	11.643314	11.905241	2.25%	98	2004
	10.000000	11.643314	16.43%	0	2003*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	12.954226	7.231795	-44.17%	54	2008
	11.831153	12.954226	9.49%	0	2007
	11.115395	11.831153	6.44%	0	2006
	10.000000	11.115395	11.15%	0	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	12.104596	7.509896	-37.96%	2,099	2008
	12.070215	12.104596	0.28%	2,270	2007
	10.449233	12.070215	15.51%	0	2006
	10.000000	10.449233	4.49%	0	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.320256	10.177933	-1.38%	0	2008
	10.075999	10.320256	2.42%	0	2007
	9.949015	10.075999	1.28%	0	2006
	10.000000	9.949015	-0.51%	0	2005*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.622140	9.259434	-12.83%	253	2008
	10.371626	10.622140	2.42%	260	2007
	10.286860	10.371626	0.82%	249	2006
	10.166177	10.286860	1.19%	0	2005
	10.034219	10.166177	1.32%	0	2004
	10.000000	10.034219	0.34%	0	2003*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	16.256199	13.454621	-17.23%	0	2008
	15.697327	16.256199	3.56%	0	2007
	14.551356	15.697327	7.88%	0	2006
	13.328752	14.551356	9.17%	0	2005
	12.437910	13.328752	7.16%	0	2004
	10.000000	12.437910	24.38%	152	2003*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	21.699258	13.083946	-39.70%	0	2008
	26.948269	21.699258	-19.48%	0	2007
	20.105656	26.948269	34.03%	0	2006
	17.688232	20.105656	13.67%	0	2005
	13.352839	17.688232	32.47%	3,960	2004
	10.000000	13.352839	33.53%	0	2003*

Additional Contract Options Elected (Total 2.70%)
(Variable account charges of 2.70% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	16.672189	7.801483	-53.21%	711	2008
	16.906855	16.672189	-1.39%	711	2007
	15.383812	16.906855	9.90%	859	2006
	14.995495	15.383812	2.59%	859	2005
	13.904497	14.995495	7.85%	0	2004
	10.000000	13.904497	39.04%	0	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	16.198133	9.041998	-44.18%	405	2008
	14.901683	16.198133	8.70%	405	2007
	14.439349	14.901683	3.20%	405	2006
	13.666449	14.439349	5.66%	504	2005
	13.209160	13.666449	3.46%	0	2004
	10.000000	13.209160	32.09%	0	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	20.027675	10.302280	-48.56%	108	2008
	18.622189	20.027675	7.55%	990	2007
	16.461481	18.622189	13.13%	6,400	2006
	15.482266	16.461481	6.32%	9,182	2005
	13.804046	15.482266	12.16%	10,481	2004
	10.000000	13.804046	38.04%	0	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	17.304815	9.984969	-42.30%	0	2008
	16.963176	17.304815	2.01%	0	2007
	14.901586	16.963176	13.83%	0	2006
	14.640963	14.901586	1.78%	0	2005
	13.528939	14.640963	8.22%	0	2004
	10.000000	13.528939	35.29%	0	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	19.294732	12.061873	-37.49%	0	2008
	19.534747	19.294732	-1.23%	0	2007
	17.578766	19.534747	11.13%	0	2006
	16.941580	17.578766	3.76%	0	2005
	14.622416	16.941580	15.86%	0	2004
	10.000000	14.622416	46.22%	2,516	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	16.326767	10.368364	-36.49%	0	2008
	16.855464	16.326767	-3.14%	0	2007
	14.828562	16.855464	13.67%	0	2006
	14.580180	14.828562	1.70%	0	2005
	13.310890	14.580180	9.54%	352	2004
	10.000000	13.310890	33.11%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II - Q/NQ	21.964415	11.775033	-46.39%	0	2008
	19.146390	21.964415	14.72%	0	2007
	15.773306	19.146390	21.38%	0	2006
	14.331330	15.773306	10.06%	0	2005
	12.832870	14.331330	11.68%	0	2004
	10.000000	12.832870	28.33%	2,469	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV - Q/NQ	17.092296	9.154492	-46.44%	0	2008
	14.901632	17.092296	14.70%	864	2007
	12.264424	14.901632	21.50%	0	2006
	11.156364	12.264424	9.93%	0	2005
	10.000000	11.156364	11.56%	0	2004*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	12.330968	9.057048	-26.55%	3,674	2008
	12.990174	12.330968	-5.07%	3,471	2007
	11.103723	12.990174	16.99%	3,471	2006
	10.000000	11.103723	11.04%	4,282	2005*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II - Q/NQ	15.206929	8.633474	-43.23%	132	2008
	12.935143	15.206929	17.56%	173	2007
	13.759434	12.935143	-5.99%	207	2006
	13.866297	13.759434	-0.77%	243	2005
	12.886366	13.866297	7.60%	1,548	2004
	10.000000	12.886366	28.86%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	16.169538	11.515429	-28.78%	4,839	2008
	17.552705	16.169538	-7.88%	5,373	2007
	15.226827	17.552705	15.27%	5,697	2006
	14.923634	15.226827	2.03%	5,473	2005
	13.433540	14.923634	11.09%	773	2004
	10.000000	13.433540	34.34%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class II - Q/NQ	16.178887	8.072939	-50.10%	261	2008
	11.918536	16.178887	35.75%	93	2007
	11.249972	11.918536	5.94%	93	2006
	10.000000	11.249972	12.50%	219	2005*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	11.009254	10.541827	-4.25%	685	2008
	10.335203	11.009254	6.52%	719	2007
	10.455242	10.335203	-1.15%	9,212	2006
	10.579241	10.455242	-1.17%	8,516	2005
	10.275710	10.579241	2.95%	932	2004
	10.000000	10.275710	2.76%	0	2003*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	19.172521	12.887190	-32.78%	0	2008
	19.837549	19.172521	-3.35%	0	2007
	17.818648	19.837549	11.33%	0	2006
	17.076334	17.818648	4.35%	0	2005
	14.398821	17.076334	18.60%	960	2004
	10.000000	14.398821	43.99%	0	2003*

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	16.433443	10.021701	-39.02%	1,833	2008
	16.088906	16.433443	2.14%	1,895	2007
	14.351708	16.088906	12.10%	1,928	2006
	14.122620	14.351708	1.62%	1,992	2005
	13.152795	14.122620	7.37%	362	2004
	10.000000	13.152795	31.53%	193	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	15.215613	10.404096	-31.62%	690	2008
	14.637231	15.215613	3.95%	1,754	2007
	12.944223	14.637231	13.08%	8,049	2006
	12.776279	12.944223	1.31%	11,186	2005
	12.529791	12.776279	1.97%	12,194	2004
	10.000000	12.529791	25.30%	0	2003*

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares - Q/NQ	13.151399	7.962428	-39.46%	0	2008
	15.237302	13.151399	-13.69%	0	2007
	15.126454	15.237302	0.73%	0	2006
	14.726633	15.126454	2.71%	0	2005
	13.629760	14.726633	8.05%	0	2004
	10.000000	13.629760	36.30%	0	2003*

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	14.215734	9.133979	-35.75%	0	2008
	16.211370	14.215734	-12.31%	0	2007
	14.302207	16.211370	13.35%	0	2006
	14.027907	14.302207	1.96%	0	2005
	13.166166	14.027907	6.55%	0	2004
	10.000000	13.166166	31.66%	0	2003*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	15.885982	10.870886	-31.57%	0	2008
	14.893279	15.885982	6.67%	0	2007
	13.219090	14.893279	12.66%	0	2006
	13.358397	13.219090	-1.04%	0	2005
	12.817714	13.358397	4.22%	0	2004
	10.000000	12.817714	28.18%	0	2003*

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	9.783682	9.437274	-3.54%	0	2008
	10.208329	9.783682	-4.16%	0	2007
	10.000000	10.208329	2.08%	0	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	10.356746	9.315990	-10.05%	5,799	2008
	10.125236	10.356746	2.29%	6,169	2007
	10.012938	10.125236	1.12%	6,222	2006
	10.189458	10.012938	-1.73%	6,298	2005
	10.135722	10.189458	0.53%	0	2004
	10.000000	10.135722	1.36%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	20.811287	11.603948	-44.24%	12,709	2008
	18.236387	20.811287	14.12%	13,260	2007
	16.818327	18.236387	8.43%	20,842	2006
	14.816910	16.818327	13.51%	17,256	2005
	13.223395	14.816910	12.05%	1,788	2004
	10.000000	13.223395	32.23%	2,666	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	21.338807	9.465921	-55.64%	240	2008
	15.060243	21.338807	41.69%	2,423	2007
	13.271812	15.060243	13.48%	5,722	2006
	10.000000	13.271812	32.72%	42,622	2005*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	17.335945	9.645623	-44.36%	1,072	2008
	17.595802	17.335945	-1.48%	1,108	2007
	15.077729	17.595802	16.70%	1,286	2006
	14.677279	15.077729	2.73%	627	2005
	13.561088	14.677279	8.23%	696	2004
	10.000000	13.561088	35.61%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Freedom 2010 Portfolio: Service Class 2 - Q/NQ	11.924411	8.682036	-27.19%	0	2008
	11.304950	11.924411	5.48%	0	2007
	10.602063	11.304950	6.63%	0	2006
	10.000000	10.602063	6.02%	828	2005*

Fidelity Variable Insurance Products Fund - VIP Freedom 2020 Portfolio: Service Class 2 - Q/NQ	12.682436	8.292054	-34.62%	0	2008
	11.854675	12.682436	6.98%	0	2007
	10.906116	11.854675	8.70%	0	2006
	10.000000	10.906116	9.06%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Freedom 2030 Portfolio: Service Class 2 - Q/NQ	13.195699	7.937924	-39.84%	0	2008
	12.210862	13.195699	8.07%	0	2007
	11.112479	12.210862	9.88%	0	2006
	10.000000	11.112479	11.12%	257	2005*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	18.035540	9.245919	-48.74%	202	2008
	14.636513	18.035540	23.22%	202	2007
	14.113970	14.636513	3.70%	202	2006
	13.747955	14.113970	2.66%	202	2005
	13.701649	13.747955	0.34%	2,771	2004
	10.000000	13.701649	37.02%	9,240	2003*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	10.513127	9.875173	-6.07%	34,000	2008
	10.382389	10.513127	1.26%	42,927	2007
	10.245868	10.382389	1.33%	18,664	2006
	10.333602	10.245868	-0.85%	1,761	2005
	10.193260	10.333602	1.38%	0	2004
	10.000000	10.193260	1.93%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	24.246866	14.247298	-41.24%	3,413	2008
	21.608905	24.246866	12.21%	3,420	2007
	19.756481	21.608905	9.38%	6,251	2006
	17.203473	19.756481	14.84%	6,162	2005
	14.183441	17.203473	21.29%	17,698	2004
	10.000000	14.183441	41.83%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	24.340979	13.271559	-45.48%	0	2008
	21.374971	24.340979	13.88%	0	2007
	18.651531	21.374971	14.60%	0	2006
	16.136539	18.651531	15.59%	0	2005
	14.635627	16.136539	10.26%	0	2004
	10.000000	14.635627	46.36%	9,112	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	16.492583	8.994644	-45.46%	0	2008
	14.482041	16.492583	13.88%	445	2007
	12.632503	14.482041	14.64%	0	2006
	10.932892	12.632503	15.55%	9,929	2005
	10.000000	10.932892	9.33%	7,390	2004*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	21.044170	9.973778	-52.61%	0	2008
	20.515088	21.044170	2.58%	0	2007
	18.173475	20.515088	12.88%	0	2006
	18.233772	18.173475	-0.33%	0	2005
	16.461485	18.233772	10.77%	0	2004
	10.000000	16.461485	64.61%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	11.118291	7.609616	-31.56%	287	2008
	11.014694	11.118291	0.94%	949	2007
	10.000000	11.014694	10.15%	949	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	15.289080	10.844325	-29.07%	1,002	2008
	16.149816	15.289080	-5.33%	1,038	2007
	14.170259	16.149816	13.97%	6,565	2006
	14.079886	14.170259	0.64%	5,837	2005
	13.036650	14.079886	8.00%	1,902	2004
	10.000000	13.036650	30.37%	2,844	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	19.630438	12.793266	-34.83%	0	2008
	20.670291	19.630438	-5.03%	0	2007
	18.158666	20.670291	13.83%	3,615	2006
	17.156834	18.158666	5.84%	0	2005
	14.249037	17.156834	20.41%	14,451	2004
	10.000000	14.249037	42.49%	5,806	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	10.000000	6.535495	-34.65%	0	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	19.635127	9.041350	-53.95%	0	2008
	15.682353	19.635127	25.21%	0	2007
	12.574382	15.682353	24.72%	2,299	2006
	10.000000	12.574382	25.74%	299	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	22.346846	12.963185	-41.99%	0	2008
	19.895019	22.346846	12.32%	0	2007
	16.835067	19.895019	18.18%	0	2006
	15.703898	16.835067	7.20%	0	2005
	13.616535	15.703898	15.33%	0	2004
	10.000000	13.616535	36.17%	13,731	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	16.241135	9.419082	-42.00%	16,151	2008
	14.460601	16.241135	12.31%	10,687	2007
	12.234869	14.460601	18.19%	4,961	2006
	11.416560	12.234869	7.17%	2,718	2005
	10.000000	11.416560	14.17%	1,910	2004*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	11.509310	11.893637	3.34%	816	2008
	10.654855	11.509310	8.02%	1,239	2007
	9.703414	10.654855	9.81%	0	2006
	10.000000	9.703414	-2.97%	0	2005*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	14.516734	11.856130	-18.33%	0	2008
	13.529848	14.516734	7.29%	0	2007
	12.592696	13.529848	7.44%	0	2006
	12.020244	12.592696	4.76%	0	2005
	11.407697	12.020244	5.37%	0	2004
	10.000000	11.407697	14.08%	0	2003*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	21.882481	11.856488	-45.82%	199	2008
	16.461920	21.882481	32.93%	0	2007
	15.504109	16.461920	6.18%	0	2006
	14.155513	15.504109	9.53%	0	2005
	12.332291	14.155513	14.78%	0	2004
	10.000000	12.332291	23.32%	0	2003*

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	16.583174	10.287112	-37.97%	0	2008
	16.060938	16.583174	3.25%	0	2007
	14.900668	16.060938	7.79%	0	2006
	13.806284	14.900668	7.93%	0	2005
	12.079613	13.806284	14.29%	0	2004
	10.000000	12.079613	20.80%	3,103	2003*

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	25.797416	11.994635	-53.50%	1,751	2008
	20.704448	25.797416	24.60%	1,041	2007
	14.504159	20.704448	42.75%	2,127	2006
	11.290283	14.504159	28.47%	0	2005
	10.000000	11.290283	12.90%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	37.535847	17.445542	-53.52%	0	2008
	30.138285	37.535847	24.55%	0	2007
	21.122496	30.138285	42.68%	0	2006
	16.451756	21.122496	28.39%	0	2005
	14.246024	16.451756	15.48%	0	2004
	10.000000	14.246024	42.46%	0	2003*

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	15.147406	9.287628	-38.69%	434	2008
	14.023902	15.147406	8.01%	434	2007
	13.430943	14.023902	4.41%	434	2006
	13.242813	13.430943	1.42%	434	2005
	12.488185	13.242813	6.04%	434	2004
	10.000000	12.488185	24.88%	0	2003*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	18.430972	12.060874	-34.56%	6,975	2008
	17.608077	18.430972	4.67%	6,770	2007
	15.016031	17.608077	17.26%	6,813	2006
	14.494132	15.016031	3.60%	6,750	2005
	12.972926	14.494132	11.73%	0	2004
	10.000000	12.972926	29.73%	0	2003*

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	13.919027	7.253629	-47.89%	0	2008
	13.862023	13.919027	0.41%	19,635	2007
	11.539162	13.862023	20.13%	10,397	2006
	10.000000	11.539162	15.39%	1,203	2005*

Neuberger Berman Advisers Management Trust - AMT Mid Cap Growth Portfolio: S Class - Q/NQ	20.496072	11.264110	-45.04%	0	2008
	17.240632	20.496072	18.88%	0	2007
	15.478049	17.240632	11.39%	0	2006
	14.023592	15.478049	10.37%	0	2005
	12.421068	14.023592	12.90%	307	2004
	10.000000	12.421068	24.21%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	12.394276	6.518033	-47.41%	0	2008
	12.362736	12.394276	0.26%	0	2007
	11.452501	12.362736	7.95%	0	2006
	10.000000	11.452501	14.53%	214	2005*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.959154	8.388907	-15.77%	40,132	2008
	9.770794	9.959154	1.93%	44,535	2007
	9.636249	9.770794	1.40%	22,803	2006
	9.762014	9.636249	-1.29%	273	2005
	9.955329	9.762014	-1.94%	0	2004
	10.000000	9.955329	-0.45%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	14.642200	8.622633	-41.11%	0	2008
	14.973750	14.642200	-2.21%	0	2007
	14.620350	14.973750	2.42%	0	2006
	14.601735	14.620350	0.13%	0	2005
	13.413668	14.601735	8.86%	0	2004
	10.000000	13.413668	34.14%	17,890	2003*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	16.130814	9.503990	-41.08%	1,325	2008
	15.407810	16.130814	4.69%	31,210	2007
	13.925889	15.407810	10.64%	16,410	2006
	13.392775	13.925889	3.98%	3,064	2005
	12.150747	13.392775	10.22%	844	2004
	10.000000	12.150747	21.51%	0	2003*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.705118	7.314348	-31.67%	54,277	2008
	10.367125	10.705118	3.26%	4,845	2007
	10.000000	10.367125	3.67%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.368731	9.092757	-12.31%	42,531	2008
	10.349385	10.368731	0.19%	1,528	2007
	10.000000	10.349385	3.49%	296	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	11.846096	7.072484	-40.30%	0	2008
	10.647123	11.846096	11.26%	0	2007
	10.000000	10.647123	6.47%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	11.079829	6.013767	-45.72%	1,730	2008
	10.177964	11.079829	8.86%	1,642	2007
	10.000000	10.177964	1.78%	623	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	9.712924	5.853000	-39.74%	62,983	2008
	10.000000	9.712924	-2.87%	1,264	2007*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	13.603229	9.531050	-29.94%	0	2008
	13.557768	13.603229	0.34%	0	2007
	12.597132	13.557768	7.63%	0	2006
	12.644713	12.597132	-0.38%	0	2005
	11.803715	12.644713	7.12%	924	2004
	10.000000	11.803715	18.04%	6,030	2003*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.181165	7.822222	-30.04%	0	2008
	11.140183	11.181165	0.37%	1,227	2007
	10.351283	11.140183	7.62%	0	2006
	10.000000	10.351283	3.51%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Gartmore NVIT Emerging Markets Fund: Class II - Q/NQ	46.703108	19.115830	-59.07%	0	2008
	33.063333	46.703108	41.25%	0	2007
	24.926053	33.063333	32.65%	0	2006
	19.356954	24.926053	28.77%	0	2005
	16.518123	19.356954	17.19%	0	2004
	10.000000	16.518123	65.18%	756	2003*

NVIT Gartmore NVIT Emerging Markets Fund: Class VI - Q/NQ	28.228863	11.572463	-59.00%	0	2008
	19.949016	28.228863	41.51%	1,652	2007
	15.012775	19.949016	32.88%	2,815	2006
	11.644707	15.012775	28.92%	36,054	2005
	10.000000	11.644707	16.45%	23,836	2004*

NVIT Gartmore NVIT Global Utilities Fund: Class II - Q/NQ	25.023389	16.271633	-34.97%	0	2008
	21.423673	25.023389	16.80%	0	2007
	16.031720	21.423673	33.63%	0	2006
	15.515277	16.031720	3.33%	0	2005
	12.307671	15.515277	26.06%	0	2004
	10.000000	12.307671	23.08%	683	2003*

NVIT Gartmore NVIT International Equity Fund: Class VI - Q/NQ	10.000000	5.407999	-45.92%	0	2008*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ	10.000000	5.060633	-49.39%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	10.000000	6.064356	-39.36%	38,308	2008*

NVIT NVIT Cardinal SM Aggressive Fund: Class II - Q/NQ	10.000000	6.296675	-37.03%	0	2008*

NVIT NVIT Cardinal SM Balanced Fund: Class II - Q/NQ	10.000000	7.844296	-21.56%	72,517	2008*

NVIT NVIT Cardinal SM Capital Appreciation Fund: Class II - Q/NQ	10.000000	7.128927	-28.71%	11,235	2008*

NVIT NVIT Cardinal SM Conservative Fund: Class II - Q/NQ	10.000000	8.983784	-10.16%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinal SM Moderate Fund: Class II - Q/NQ	10.000000	7.483373	-25.17%	0	2008*

NVIT NVIT Cardinal SM Moderately Aggressive Fund: Class II - Q/NQ	10.000000	6.769278	-32.31%	4,629	2008*

NVIT NVIT Cardinal SM Moderately Conservative Fund: Class II - Q/NQ	10.000000	8.220715	-17.79%	140,170	2008*

NVIT NVIT Core Bond Fund: Class II - Q/NQ	10.000000	9.743746	-2.56%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	10.000000	9.749510	-2.50%	0	2008*

NVIT NVIT Global Financial Services Fund: Class II - Q/NQ	20.013591	10.448099	-47.79%	0	2008
	20.866520	20.013591	-4.09%	0	2007
	17.857299	20.866520	16.85%	0	2006
	16.564598	17.857299	7.80%	0	2005
	14.097055	16.564598	17.50%	0	2004
	10.000000	14.097055	40.97%	209	2003*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	10.539565	11.046718	4.81%	46,665	2008
	10.109866	10.539565	4.25%	43,576	2007
	10.053696	10.109866	0.56%	21,098	2006
	10.005359	10.053696	0.48%	6,176	2005
	9.958142	10.005359	0.47%	0	2004
	10.000000	9.958142	-0.42%	0	2003*

NVIT NVIT Health Sciences Fund: Class II - Q/NQ	16.531674	11.999271	-27.42%	0	2008
	15.047983	16.531674	9.86%	0	2007
	15.097060	15.047983	-0.33%	0	2006
	14.340628	15.097060	5.27%	0	2005
	13.701966	14.340628	4.66%	0	2004
	10.000000	13.701966	37.02%	3,081	2003*

NVIT NVIT Health Sciences Fund: Class VI - Q/NQ	11.266195	8.172536	-27.46%	0	2008
	10.250328	11.266195	9.91%	0	2007
	10.285422	10.250328	-0.34%	0	2006
	9.765820	10.285422	5.32%	25,657	2005
	10.000000	9.765820	-2.34%	0	2004*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	11.456755	6.343566	-44.63%	0	2008
	10.765655	11.456755	6.42%	0	2007
	10.000000	10.765655	7.66%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.526471	10.539733	-8.56%	12,186	2008
	11.243049	11.526471	2.52%	12,186	2007
	10.883299	11.243049	3.31%	12,186	2006
	10.826442	10.883299	0.53%	12,851	2005
	10.632205	10.826442	1.83%	8,330	2004
	10.000000	10.632205	6.32%	0	2003*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	13.063022	10.797996	-17.34%	139,493	2008
	12.684250	13.063022	2.99%	127,898	2007
	12.022586	12.684250	5.50%	125,976	2006
	11.824787	12.022586	1.67%	128,343	2005
	11.340974	11.824787	4.27%	106,918	2004
	10.000000	11.340974	13.41%	0	2003*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	14.723493	11.002625	-25.27%	221,301	2008
	14.323647	14.723493	2.79%	222,882	2007
	13.219193	14.323647	8.35%	205,618	2006
	12.895765	13.219193	2.51%	172,109	2005
	12.099714	12.895765	6.58%	12,096	2004
	10.000000	12.099714	21.00%	0	2003*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	16.909180	11.287464	-33.25%	120,399	2008
	16.373923	16.909180	3.27%	139,380	2007
	14.690818	16.373923	11.46%	140,095	2006
	14.100070	14.690818	4.19%	119,888	2005
	12.927866	14.100070	9.07%	102,727	2004
	10.000000	12.927866	29.28%	7,467	2003*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	18.565966	11.408404	-38.55%	65,328	2008
	18.010853	18.565966	3.08%	67,017	2007
	15.837645	18.010853	13.72%	70,321	2006
	15.079743	15.837645	5.03%	70,693	2005
	13.591653	15.079743	10.95%	45,783	2004
	10.000000	13.591653	35.92%	0	2003*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	19.483084	12.043929	-38.18%	101	2008
	18.619166	19.483084	4.64%	931	2007
	17.412461	18.619166	6.93%	6,158	2006
	15.962749	17.412461	9.08%	8,899	2005
	14.175509	15.962749	12.61%	10,137	2004
	10.000000	14.175509	41.76%	1,693	2003*

NVIT NVIT Money Market Fund: Class I - Q/NQ	9.964960	9.895030	-0.70%	3,374	2008
	9.774552	9.964960	1.95%	22,923	2007
	9.609689	9.774552	1.72%	15,953	2006
	9.618970	9.609689	-0.10%	13,884	2005
	9.806322	9.618970	-1.91%	0	2004
	10.000000	9.806322	-1.94%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ	10.000000	6.013271	-39.87%	27,660	2008*

NVIT NVIT Multi-Manager International Value Fund: Class II - Q/NQ	20.632130	10.743615	-47.93%	0	2008
	20.648674	20.632130	-0.08%	0	2007
	17.336214	20.648674	19.11%	0	2006
	15.937431	17.336214	8.78%	0	2005
	13.649628	15.937431	16.76%	0	2004
	10.000000	13.649628	36.50%	0	2003*

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	14.732856	7.675632	-47.90%	10,792	2008
	14.746131	14.732856	-0.09%	15,502	2007
	12.380156	14.746131	19.11%	6,392	2006
	11.379776	12.380156	8.79%	923	2005
	10.000000	11.379776	13.80%	0	2004*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	10.000000	6.245178	-37.55%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	10.000000	6.233384	-37.67%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	10.000000	6.156352	-38.44%	12,182	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	10.000000	6.635259	-33.65%	21,547	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ	16.774341	8.725387	-47.98%	0	2008
	15.746409	16.774341	6.53%	0	2007
	15.713206	15.746409	0.21%	0	2006
	14.988380	15.713206	4.84%	0	2005
	13.611753	14.988380	10.11%	0	2004
	10.000000	13.611753	36.12%	0	2003*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	19.383155	12.767297	-34.13%	168	2008
	21.476827	19.383155	-9.75%	168	2007
	18.848605	21.476827	13.94%	168	2006
	18.845879	18.848605	0.01%	0	2005
	16.554929	18.845879	13.84%	2,779	2004
	10.000000	16.554929	65.55%	1,179	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Company Fund: Class II - Q/NQ	19.704363	11.818135	-40.02%	2,085	2008
	19.877673	19.704363	-0.87%	2,056	2007
	18.279558	19.877673	8.74%	2,089	2006
	16.771526	18.279558	8.99%	222	2005
	14.510988	16.771526	15.58%	0	2004
	10.000000	14.510988	45.11%	2,989	2003*

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	11.564704	9.306691	-19.53%	2,078	2008
	11.361858	11.564704	1.79%	2,078	2007
	11.137395	11.361858	2.02%	2,078	2006
	11.201387	11.137395	-0.57%	0	2005
	10.806126	11.201387	3.66%	0	2004
	10.000000	10.806126	8.06%	0	2003*

NVIT NVIT Nationwide Fund: Class II - Q/NQ	16.715056	9.495562	-43.19%	26,268	2008
	15.924444	16.715056	4.96%	25,121	2007
	14.431147	15.924444	10.35%	13,470	2006
	13.855035	14.431147	4.16%	1,580	2005
	13.000020	13.855035	6.58%	0	2004
	10.000000	13.000020	30.00%	0	2003*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.000000	9.763520	-2.36%	0	2008*

NVIT NVIT Technology and Communications Fund: Class II - Q/NQ	18.596121	9.265595	-50.17%	0	2008
	15.929085	18.596121	16.74%	0	2007
	14.790694	15.929085	7.70%	0	2006
	15.318740	14.790694	-3.45%	0	2005
	15.133490	15.318740	1.22%	0	2004
	10.000000	15.133490	51.33%	0	2003*

NVIT NVIT Technology and Communications Fund: Class VI - Q/NQ	13.121358	6.535221	-50.19%	0	2008
	11.248260	13.121358	16.65%	543	2007
	10.395474	11.248260	8.20%	0	2006
	10.766587	10.395474	-3.45%	0	2005
	10.000000	10.766587	7.67%	0	2004*

NVIT NVIT U.S. Growth Leaders Fund: Class II - Q/NQ	20.156243	11.478147	-43.05%	0	2008
	16.966159	20.156243	18.80%	0	2007
	17.524301	16.966159	-3.18%	0	2006
	16.122850	17.524301	8.69%	103	2005
	14.781727	16.122850	9.07%	0	2004
	10.000000	14.781727	47.82%	0	2003*

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	16.558249	10.114078	-38.92%	3,305	2008
	17.475873	16.558249	-5.25%	15,221	2007
	15.541220	17.475873	12.45%	9,451	2006
	15.364109	15.541220	1.15%	1,465	2005
	13.486131	15.364109	13.93%	0	2004
	10.000000	13.486131	34.86%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Van Kampen NVIT Real Estate Fund: Class II - Q/NQ	10.000000	5.530810	-44.69%	0	2008*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	16.595588	8.773618	-47.13%	268	2008
	14.982196	16.595588	10.77%	268	2007
	14.298478	14.982196	4.78%	268	2006
	14.012700	14.298478	2.04%	527	2005
	13.507838	14.012700	3.74%	571	2004
	10.000000	13.507838	35.08%	793	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	14.956133	8.680418	-41.96%	419	2008
	14.495253	14.956133	3.18%	419	2007
	12.688592	14.495253	14.24%	419	2006
	11.433463	12.688592	10.98%	0	2005
	10.000000	11.433463	14.33%	1,896	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	22.661965	13.156330	-41.95%	0	2008
	21.958952	22.661965	3.20%	0	2007
	19.227848	21.958952	14.20%	0	2006
	17.323937	19.227848	10.99%	0	2005
	14.977033	17.323937	15.67%	0	2004
	10.000000	14.977033	49.77%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	9.473914	1.969645	-79.21%	0	2008
	10.000000	9.473914	-5.26%	0	2007*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	12.940816	2.697637	-79.15%	447	2008
	13.364581	12.940816	-3.17%	447	2007
	12.574246	13.364581	6.29%	447	2006
	12.668195	12.574246	-0.74%	0	2005
	11.974106	12.668195	5.80%	0	2004
	10.000000	11.974106	19.74%	1,285	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	16.040291	9.578225	-40.29%	25,121	2008
	15.830641	16.040291	1.32%	25,973	2007
	14.176418	15.830641	11.67%	16,613	2006
	13.777669	14.176418	2.89%	4,936	2005
	12.973431	13.777669	6.20%	726	2004
	10.000000	12.973431	29.73%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ	19.812826	11.950765	-39.68%	5,822	2008
	20.653265	19.812826	-4.07%	4,613	2007
	18.511367	20.653265	11.57%	2,157	2006
	17.338914	18.511367	6.76%	219	2005
	14.952077	17.338914	15.96%	637	2004
	10.000000	14.952077	49.52%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB - Q/NQ	13.924881	8.305380	-40.36%	0	2008
	15.233478	13.924881	-8.59%	0	2007
	13.506000	15.233478	12.79%	0	2006
	13.190054	13.506000	2.40%	0	2005
	12.200318	13.190054	8.11%	0	2004
	10.000000	12.200318	22.00%	0	2003*

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	20.324655	11.083425	-45.47%	0	2008
	19.278732	20.324655	5.43%	0	2007
	15.512142	19.278732	24.28%	0	2006
	14.208241	15.512142	9.18%	0	2005
	12.567062	14.208241	13.06%	0	2004
	10.000000	12.567062	25.67%	0	2003*

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	12.884717	7.893754	-38.74%	700	2008
	12.551359	12.884717	2.66%	700	2007
	12.233756	12.551359	2.60%	700	2006
	11.895053	12.233756	2.85%	700	2005
	11.639317	11.895053	2.20%	0	2004
	10.000000	11.639317	16.39%	0	2003*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	12.936513	7.218183	-44.20%	13,194	2008
	11.821078	12.936513	9.44%	7,793	2007
	11.111609	11.821078	6.38%	93	2006
	10.000000	11.111609	11.12%	1,379	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	12.088031	7.495760	-37.99%	0	2008
	12.059930	12.088031	0.23%	0	2007
	10.445667	12.059930	15.45%	0	2006
	10.000000	10.445667	4.46%	0	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.306133	10.158786	-1.43%	0	2008
	10.067409	10.306133	2.37%	0	2007
	9.945627	10.067409	1.22%	0	2006
	10.000000	9.945627	-0.54%	0	2005*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.596703	9.232513	-12.87%	23,458	2008
	10.352139	10.596703	2.36%	30,016	2007
	10.272794	10.352139	0.77%	12,491	2006
	10.157467	10.272794	1.14%	1,436	2005
	10.030773	10.157467	1.26%	0	2004
	10.000000	10.030773	0.31%	0	2003*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	16.214509	13.413226	-17.28%	0	2008
	15.665159	16.214509	3.51%	0	2007
	14.528975	15.665159	7.82%	0	2006
	13.315068	14.528975	9.12%	0	2005
	12.431525	13.315068	7.11%	0	2004
	10.000000	12.431525	24.32%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	21.643623	13.043661	-39.73%	233	2008
	26.893082	21.643623	-19.52%	233	2007
	20.074749	26.893082	33.96%	233	2006
	17.670088	20.074749	13.61%	0	2005
	13.345991	17.670088	32.40%	18,089	2004
	10.000000	13.345991	33.46%	13,906	2003*

Additional Contract Options Elected (Total 2.75%)
(Variable account charges of 2.75% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	15.309324	7.160046	-53.23%	1	2008
	15.532828	15.309324	-1.44%	1	2007
	14.140812	15.532828	9.84%	76	2006
	13.790927	14.140812	2.54%	159	2005
	12.794135	13.790927	7.79%	247	2004

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	14.864013	8.292997	-44.21%	0	2008
	13.681420	14.864013	8.64%	0	2007
	13.263749	13.681420	3.15%	0	2006
	12.560211	13.263749	5.60%	0	2005
	12.146174	12.560211	3.41%	0	2004

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	18.462293	9.492148	-48.59%	0	2008
	17.175529	18.462293	7.49%	0	2007
	15.190459	17.175529	13.07%	0	2006
	14.294172	15.190459	6.27%	0	2005
	12.751290	14.294172	12.10%	0	2004

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	15.561424	8.974399	-42.33%	0	2008
	15.262085	15.561424	1.96%	0	2007
	13.414103	15.262085	13.78%	0	2006
	13.186252	13.414103	1.73%	0	2005
	12.190984	13.186252	8.16%	0	2004

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	17.785824	11.112865	-37.52%	0	2008
	18.016376	17.785824	-1.28%	0	2007
	16.220743	18.016376	11.07%	0	2006
	15.640797	16.220743	3.71%	0	2005
	13.506639	15.640797	15.80%	0	2004

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	14.984339	9.510952	-36.53%	0	2008
	15.477566	14.984339	-3.19%	0	2007
	13.623342	15.477566	13.61%	0	2006
	13.402011	13.623342	1.65%	0	2005
	12.241571	13.402011	9.48%	0	2004

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II - Q/NQ	21.314011	11.420468	-46.42%	0	2008
	18.589029	21.314011	14.66%	0	2007
	15.321986	18.589029	21.32%	0	2006
	13.928401	15.321986	10.01%	0	2005
	12.478474	13.928401	11.62%	0	2004

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV - Q/NQ	17.060187	9.132591	-46.47%	306	2008
	14.881330	17.060187	14.64%	4,761	2007
	12.253995	14.881330	21.44%	0	2006
	11.152579	12.253995	9.88%	0	2005
	10.000000	11.152579	11.53%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	12.314104	9.039997	-26.59%	0	2008
	12.979119	12.314104	-5.12%	0	2007
	11.099949	12.979119	16.93%	0	2006
	10.000000	11.099949	11.00%	0	2005*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II - Q/NQ	13.751225	7.803004	-43.26%	0	2008
	11.702944	13.751225	17.50%	0	2007
	12.455103	11.702944	-6.04%	0	2006
	12.558278	12.455103	-0.82%	0	2005
	11.676772	12.558278	7.55%	0	2004

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	14.795181	10.531226	-28.82%	1	2008
	16.069089	14.795181	-7.93%	1	2007
	13.946940	16.069089	15.22%	78	2006
	13.676234	13.946940	1.98%	160	2005
	12.317024	13.676234	11.04%	249	2004

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class II - Q/NQ	16.156747	8.057730	-50.13%	1,642	2008
	11.908366	16.156747	35.68%	1,661	2007
	11.246145	11.908366	5.89%	0	2006
	10.000000	11.246145	12.46%	0	2005*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.980994	10.509365	-4.29%	484	2008
	10.314001	10.980994	6.47%	0	2007
	10.439144	10.314001	-1.20%	0	2006
	10.568368	10.439144	-1.22%	0	2005
	10.270430	10.568368	2.90%	0	2004

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	17.638936	11.850255	-32.82%	272	2008
	18.260217	17.638936	-3.40%	0	2007
	16.410264	18.260217	11.27%	0	2006
	15.734676	16.410264	4.29%	0	2005
	13.274342	15.734676	18.53%	0	2004

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	14.977913	9.129349	-39.05%	1,236	2008
	14.671470	14.977913	2.09%	0	2007
	13.094038	14.671470	12.05%	181	2006
	12.891636	13.094038	1.57%	0	2005
	12.012514	12.891636	7.32%	0	2004

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	14.036837	9.593139	-31.66%	1,250	2008
	13.510240	14.036837	3.90%	0	2007
	11.953710	13.510240	13.02%	0	2006
	11.804661	11.953710	1.26%	0	2005
	11.582860	11.804661	1.91%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares - Q/NQ	12.173784	7.366741	-39.49%	0	2008
	14.111941	12.173784	-13.73%	0	2007
	14.016466	14.111941	0.68%	0	2006
	13.652977	14.016466	2.66%	0	2005
	12.642571	13.652977	7.99%	0	2004

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	13.298959	8.540523	-35.78%	0	2008
	15.173742	13.298959	-12.36%	0	2007
	13.393645	15.173742	13.29%	0	2006
	13.143524	13.393645	1.90%	0	2005
	12.342453	13.143524	6.49%	0	2004

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	14.632641	10.008060	-31.60%	0	2008
	13.725346	14.632641	6.61%	0	2007
	12.188691	13.725346	12.61%	0	2006
	12.323453	12.188691	-1.09%	0	2005
	11.830736	12.323453	4.16%	0	2004

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	9.775297	9.424338	-3.59%	0	2008
	10.204854	9.775297	-4.21%	0	2007
	10.000000	10.204854	2.05%	0	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	10.172207	9.145297	-10.10%	0	2008
	9.949965	10.172207	2.23%	0	2007
	9.844659	9.949965	1.07%	0	2006
	10.023347	9.844659	-1.78%	0	2005
	9.975615	10.023347	0.48%	0	2004

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	19.295737	10.753362	-44.27%	777	2008
	16.917090	19.295737	14.06%	265	2007
	15.609618	16.917090	8.38%	427	2006
	13.759080	15.609618	13.45%	849	2005
	12.285646	13.759080	11.99%	272	2004

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	21.309610	9.448092	-55.66%	11	2008
	15.047416	21.309610	41.62%	13,579	2007
	13.267310	15.047416	13.42%	15,640	2006
	10.000000	13.267310	32.67%	19,716	2005*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	15.910840	8.848138	-44.39%	1,376	2008
	16.157685	15.910840	-1.53%	262	2007
	13.852510	16.157685	16.64%	269	2006
	13.491515	13.852510	2.68%	269	2005
	12.471913	13.491515	8.18%	269	2004

Fidelity Variable Insurance Products Fund - VIP Freedom 2010 Portfolio: Service Class 2 - Q/NQ	11.908098	8.665694	-27.23%	0	2008
	11.295312	11.908098	5.43%	0	2007
	10.598456	11.295312	6.58%	0	2006
	10.000000	10.598456	5.98%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Freedom 2020 Portfolio: Service Class 2 - Q/NQ	12.665074	8.276442	-34.65%	98	2008
	11.844572	12.665074	6.93%	0	2007
	10.902402	11.844572	8.64%	0	2006
	10.000000	10.902402	9.02%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Freedom 2030 Portfolio: Service Class 2 - Q/NQ	13.177656	7.922990	-39.88%	0	2008
	12.200463	13.177656	8.01%	0	2007
	11.108705	12.200463	9.83%	0	2006
	10.000000	11.108705	11.09%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	16.213695	8.307658	-48.76%	862	2008
	13.164805	16.213695	23.16%	1,909	2007
	12.701314	13.164805	3.65%	364	2006
	12.378260	12.701314	2.61%	458	2005
	12.342911	12.378260	0.29%	1,478	2004

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	10.308660	9.678134	-6.12%	31,324	2008
	10.185742	10.308660	1.21%	36,177	2007
	10.056955	10.185742	1.28%	17,525	2006
	10.148269	10.056955	-0.90%	0	2005
	10.015587	10.148269	1.32%	0	2004

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	23.556042	13.834243	-41.27%	30	2008
	21.004090	23.556042	12.15%	38	2007
	19.213360	21.004090	9.32%	94	2006
	16.739109	19.213360	14.78%	154	2005
	13.807693	16.739109	21.23%	3,876	2004

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	23.844891	12.994370	-45.50%	0	2008
	20.950159	23.844891	13.82%	0	2007
	18.290207	20.950159	14.54%	0	2006
	15.832040	18.290207	15.53%	0	2005
	14.366822	15.832040	10.20%	0	2004

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	16.461582	8.973110	-45.49%	314	2008
	14.462290	16.461582	13.82%	2,718	2007
	12.621740	14.462290	14.58%	0	2006
	10.929165	12.621740	15.49%	1,640	2005
	10.000000	10.929165	9.29%	372	2004*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	18.694738	8.855708	-52.63%	0	2008
	18.234143	18.694738	2.53%	0	2007
	16.161154	18.234143	12.83%	0	2006
	16.223094	16.161154	-0.38%	0	2005
	14.653775	16.223094	10.71%	0	2004

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	11.108759	7.599178	-31.59%	0	2008
	11.010936	11.108759	0.89%	0	2007
	10.000000	11.010936	10.11%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	14.112772	10.004827	-29.11%	0	2008
	14.914999	14.112772	-5.38%	0	2007
	13.093505	14.914999	13.91%	2,936	2006
	13.016674	13.093505	0.59%	0	2005
	12.058413	13.016674	7.95%	1,800	2004

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	17.998664	11.723787	-34.86%	0	2008
	18.961885	17.998664	-5.08%	0	2007
	16.666383	18.961885	13.77%	7,381	2006
	15.754961	16.666383	5.78%	0	2005
	13.091484	15.754961	20.35%	4,298	2004

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	10.000000	6.533249	-34.67%	0	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	19.608264	9.024332	-53.98%	0	2008
	15.668988	19.608264	25.14%	1,350	2007
	12.570104	15.668988	24.65%	6,948	2006
	10.000000	12.570104	25.70%	1,558	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	21.299565	12.349305	-42.02%	0	2008
	18.972437	21.299565	12.27%	0	2007
	16.062611	18.972437	18.12%	0	2006
	14.991026	16.062611	7.15%	0	2005
	13.005097	14.991026	15.27%	0	2004

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	16.210600	9.396529	-42.03%	7,362	2008
	14.440865	16.210600	12.26%	6,374	2007
	12.224436	14.440865	18.13%	7,156	2006
	11.412675	12.224436	7.11%	0	2005
	10.000000	11.412675	14.13%	0	2004*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	11.493551	11.871247	3.29%	2,103	2008
	10.645767	11.493551	7.96%	6,820	2007
	9.700107	10.645767	9.75%	0	2006
	10.000000	9.700107	-3.00%	0	2005*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	13.749623	11.223835	-18.37%	0	2008
	12.821512	13.749623	7.24%	0	2007
	11.939548	12.821512	7.39%	0	2006
	11.402622	11.939548	4.71%	0	2005
	10.827105	11.402622	5.32%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	20.458703	11.079337	-45.85%	1,098	2008
	15.398782	20.458703	32.86%	0	2007
	14.510263	15.398782	6.12%	0	2006
	13.254893	14.510263	9.47%	0	2005
	11.553597	13.254893	14.73%	0	2004

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	16.543452	10.257176	-38.00%	0	2008
	16.030752	16.543452	3.20%	0	2007
	14.880289	16.030752	7.73%	0	2006
	13.794474	14.880289	7.87%	0	2005
	12.075478	13.794474	14.24%	0	2004

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	25.748942	11.965919	-53.53%	1,369	2008
	20.676225	25.748942	24.53%	741	2007
	14.491811	20.676225	42.68%	2,434	2006
	11.286445	14.491811	28.40%	0	2005
	10.000000	11.286445	12.86%	0	2004*

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	35.339447	16.416242	-53.55%	0	2008
	28.389401	35.339447	24.48%	0	2007
	19.906984	28.389401	42.61%	0	2006
	15.512965	19.906984	28.32%	0	2005
	13.439992	15.512965	15.42%	0	2004

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	13.759787	8.432460	-38.72%	0	2008
	12.745788	13.759787	7.96%	0	2007
	12.213138	12.745788	4.36%	0	2006
	12.048246	12.213138	1.37%	0	2005
	11.367537	12.048246	5.99%	0	2004

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	17.183658	11.238874	-34.60%	0	2008
	16.424933	17.183658	4.62%	0	2007
	14.014222	16.424933	17.20%	0	2006
	13.534074	14.014222	3.55%	0	2005
	12.119843	13.534074	11.67%	0	2004

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	13.899971	7.239960	-47.91%	0	2008
	13.850199	13.899971	0.36%	12,871	2007
	11.535240	13.850199	20.07%	14,546	2006
	10.000000	11.535240	15.35%	0	2005*

Neuberger Berman Advisers Management Trust - AMT Mid Cap Growth Portfolio: S Class - Q/NQ	20.443491	11.229422	-45.07%	0	2008
	17.205292	20.443491	18.82%	0	2007
	15.454241	17.205292	11.33%	0	2006
	14.009196	15.454241	10.31%	0	2005
	12.414689	14.009196	12.84%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	12.377301	6.505755	-47.44%	0	2008
	12.352189	12.377301	0.20%	0	2007
	11.448603	12.352189	7.89%	0	2006
	10.000000	11.448603	14.49%	0	2005*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.897164	8.332400	-15.81%	40,194	2008
	9.714992	9.897164	1.88%	51,015	2007
	9.586138	9.714992	1.34%	17,427	2006
	9.716232	9.586138	-1.34%	0	2005
	9.913731	9.716232	-1.99%	0	2004

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	13.481237	7.934868	-41.14%	0	2008
	13.793625	13.481237	-2.26%	0	2007
	13.474988	13.793625	2.36%	0	2006
	13.464723	13.474988	0.08%	0	2005
	12.375530	13.464723	8.80%	0	2004

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	16.092134	9.476323	-41.11%	0	2008
	15.378820	16.092134	4.64%	19,116	2007
	13.906813	15.378820	10.58%	18,506	2006
	13.381289	13.906813	3.93%	0	2005
	12.146568	13.381289	10.17%	0	2004

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.695939	7.304315	-31.71%	18,604	2008
	10.363593	10.695939	3.21%	0	2007
	10.000000	10.363593	3.64%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.359835	9.080292	-12.35%	14,663	2008
	10.345854	10.359835	0.14%	0	2007
	10.000000	10.345854	3.46%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	11.835950	7.062787	-40.33%	721	2008
	10.643505	11.835950	11.20%	0	2007
	10.000000	10.643505	6.44%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	11.070327	6.005508	-45.75%	2,492	2008
	10.174500	11.070327	8.80%	1,673	2007
	10.000000	10.174500	1.75%	1,915	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	9.709586	5.847975	-39.77%	25,140	2008
	10.000000	9.709586	-2.90%	0	2007*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	12.551826	8.789857	-29.97%	0	2008
	12.516349	12.551826	0.28%	0	2007
	11.635459	12.516349	7.57%	0	2006
	11.685407	11.635459	-0.43%	0	2005
	10.913823	11.685407	7.07%	55	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.165880	7.807509	-30.08%	14	2008
	11.130696	11.165880	0.32%	6,772	2007
	10.347759	11.130696	7.57%	0	2006
	10.000000	10.347759	3.48%	0	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class II - Q/NQ	44.481923	18.197289	-59.09%	0	2008
	31.507117	44.481923	41.18%	0	2007
	23.765012	31.507117	32.58%	0	2006
	18.464766	23.765012	28.70%	0	2005
	15.764871	18.464766	17.13%	0	2004

NVIT Gartmore NVIT Emerging Markets Fund: Class VI - Q/NQ	28.175851	11.544766	-59.03%	0	2008
	19.921838	28.175851	41.43%	11,203	2007
	15.000000	19.921838	32.81%	5,994	2006
	11.640756	15.000000	28.86%	10,799	2005
	10.000000	11.640756	16.41%	3,754	2004*

NVIT Gartmore NVIT Global Utilities Fund: Class II - Q/NQ	23.865521	15.510726	-35.01%	0	2008
	20.442923	23.865521	16.74%	0	2007
	15.305643	20.442923	33.56%	0	2006
	14.820198	15.305643	3.28%	0	2005
	11.762324	14.820198	26.00%	0	2004

NVIT Gartmore NVIT International Equity Fund: Class VI - Q/NQ	10.000000	5.406135	-45.94%	0	2008*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ	10.000000	5.058892	-49.41%	147	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	10.000000	6.062265	-39.38%	17,583	2008*

NVIT NVIT Cardinal SM Aggressive Fund: Class II - Q/NQ	10.000000	6.294509	-37.05%	0	2008*

NVIT NVIT Cardinal SM Balanced Fund: Class II - Q/NQ	10.000000	7.841613	-21.58%	11,412	2008*

NVIT NVIT Cardinal(sm) NVIT NVIT Cardinal SM Capital Appreciation Fund: Class II - Q/NQ	10.000000	7.126480	-28.74%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinal SM Conservative Fund: Class II - Q/NQ	10.000000	8.980699	-10.19%	0	2008*

NVIT NVIT Cardinal SM Moderate Fund: Class II - Q/NQ	10.000000	7.480804	-25.19%	0	2008*

NVIT NVIT Cardinal SM Moderately Aggressive Fund: Class II - Q/NQ	10.000000	6.766952	-32.33%	0	2008*

NVIT NVIT Cardinal SM Moderately Conservative Fund: Class II - Q/NQ	10.000000	8.217895	-17.82%	2,015	2008*

NVIT NVIT Core Bond Fund: Class II - Q/NQ	10.000000	9.740403	-2.60%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	10.000000	9.746179	-2.54%	0	2008*

NVIT NVIT Global Financial Services Fund: Class II - Q/NQ	18.653017	9.732786	-47.82%	0	2008
	19.458024	18.653017	-4.14%	0	2007
	16.660463	19.458024	16.79%	0	2006
	15.462328	16.660463	7.75%	0	2005
	13.165747	15.462328	17.44%	0	2004

NVIT NVIT Government Bond Fund: Class I - Q/NQ	10.425291	10.921328	4.76%	90,866	2008
	10.005415	10.425291	4.20%	35,779	2007
	9.954928	10.005415	0.51%	17,422	2006
	9.912146	9.954928	0.43%	0	2005
	9.870436	9.912146	0.42%	0	2004

NVIT NVIT Health Sciences Fund: Class II - Q/NQ	14.853006	10.775281	-27.45%	0	2008
	13.526955	14.853006	9.80%	0	2007
	13.578034	13.526955	-0.38%	0	2006
	12.904326	13.578034	5.22%	0	2005
	12.335980	12.904326	4.61%	0	2004

NVIT NVIT Health Sciences Fund: Class VI - Q/NQ	11.245021	8.152980	-27.50%	0	2008
	10.236352	11.245021	9.85%	0	2007
	10.276647	10.236352	-0.39%	0	2006
	9.762494	10.276647	5.27%	7,895	2005
	10.000000	9.762494	-2.38%	0	2004*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	11.446937	6.334872	-44.66%	708	2008
	10.761991	11.446937	6.36%	0	2007
	10.000000	10.761991	7.62%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.268896	10.298902	-8.61%	6,347	2008
	10.997500	11.268896	2.47%	0	2007
	10.651066	10.997500	3.25%	0	2006
	10.600846	10.651066	0.47%	0	2005
	10.415999	10.600846	1.77%	0	2004

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.560263	10.377072	-17.38%	5,225	2008
	12.202378	12.560263	2.93%	0	2007
	11.571769	12.202378	5.45%	0	2006
	11.387224	11.571769	1.62%	0	2005
	10.926922	11.387224	4.21%	0	2004

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	13.947586	10.417443	-25.31%	15,537	2008
	13.575830	13.947586	2.74%	0	2007
	12.535451	13.575830	8.30%	0	2006
	12.235023	12.535451	2.46%	0	2005
	11.485655	12.235023	6.52%	0	2004

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	15.806111	10.545690	-33.28%	26,647	2008
	15.313687	15.806111	3.22%	0	2007
	13.746606	15.313687	11.40%	0	2006
	13.200595	13.746606	4.14%	0	2005
	12.109389	13.200595	9.01%	0	2004

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	17.140432	10.527018	-38.58%	0	2008
	16.636549	17.140432	3.03%	0	2007
	14.636665	16.636549	13.66%	160	2006
	13.943365	14.636665	4.97%	0	2005
	12.573870	13.943365	10.89%	0	2004

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	17.768579	10.978399	-38.21%	995	2008
	16.989461	17.768579	4.59%	17	2007
	15.896522	16.989461	6.88%	89	2006
	14.580496	15.896522	9.03%	162	2005
	12.954662	14.580496	12.55%	242	2004

NVIT NVIT Money Market Fund: Class I - Q/NQ	9.939818	9.864992	-0.75%	36,927	2008
	9.754929	9.939818	1.90%	17,375	2007
	9.595316	9.754929	1.66%	6,181	2006
	9.609508	9.595316	-0.15%	0	2005
	9.801712	9.609508	-1.96%	377	2004

NVIT NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ	10.000000	6.011206	-39.89%	16,111	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager International Value Fund: Class II - Q/NQ	20.582710	10.712357	-47.95%	0	2008
	20.609862	20.582710	-0.13%	0	2007
	17.312502	20.609862	19.05%	0	2006
	15.923791	17.312502	8.72%	0	2005
	13.644949	15.923791	16.70%	0	2004

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	14.705170	7.657252	-47.93%	8,364	2008
	14.726035	14.705170	-0.14%	9,546	2007
	12.369612	14.726035	19.05%	7,949	2006
	11.375904	12.369612	8.74%	0	2005
	10.000000	11.375904	13.76%	0	2004*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ	15.218971	7.912256	-48.01%	0	2008
	14.293732	15.218971	6.47%	0	2007
	14.270918	14.293732	0.16%	0	2006
	13.619596	14.270918	4.78%	0	2005
	12.375046	13.619596	10.06%	0	2004

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	10.000000	6.243034	-37.57%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	10.000000	6.231235	-37.69%	127	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	10.000000	6.154236	-38.46%	6,939	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	10.000000	6.632979	-33.67%	11,186	2008*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	17.129432	11.276998	-34.17%	0	2008
	18.989489	17.129432	-9.80%	0	2007
	16.674207	18.989489	13.89%	0	2006
	16.680345	16.674207	-0.04%	0	2005
	14.660176	16.680345	13.78%	0	2004

NVIT NVIT Multi-Manager Small Company Fund: Class II - Q/NQ	18.001336	10.791135	-40.05%	646	2008
	18.169061	18.001336	-0.92%	999	2007
	16.716877	18.169061	8.69%	2,628	2006
	15.345626	16.716877	8.94%	0	2005
	13.284106	15.345626	15.52%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	11.145162	8.964450	-19.57%	1,157	2008
	10.955332	11.145162	1.73%	11	2007
	10.744406	10.955332	1.96%	0	2006
	10.811681	10.744406	-0.62%	0	2005
	10.435528	10.811681	3.60%	0	2004

NVIT NVIT Nationwide Fund: Class II - Q/NQ	15.314144	8.695247	-43.22%	14,855	2008
	14.597345	15.314144	4.91%	15,207	2007
	13.235276	14.597345	10.29%	17,020	2006
	12.713412	13.235276	4.10%	0	2005
	11.934984	12.713412	6.52%	0	2004

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.000000	9.760177	-2.40%	3,943	2008*

NVIT NVIT Technology and Communications Fund: Class II - Q/NQ	16.833728	8.383146	-50.20%	0	2008
	14.426893	16.833728	16.68%	0	2007
	13.402733	14.426893	7.64%	0	2006
	13.888335	13.402733	-3.50%	0	2005
	13.727437	13.888335	1.17%	0	2004

NVIT NVIT Technology and Communications Fund: Class VI - Q/NQ	13.096661	6.519564	-50.22%	0	2008
	11.232897	13.096661	16.59%	2,988	2007
	10.386599	11.232897	8.15%	0	2006
	10.762915	10.386599	-3.50%	0	2005
	10.000000	10.762915	7.63%	0	2004*

NVIT NVIT U.S. Growth Leaders Fund: Class II - Q/NQ	17.873899	10.173198	-43.08%	9	2008
	15.052811	17.873899	18.74%	11	2007
	15.555992	15.052811	-3.23%	89	2006
	14.319285	15.555992	8.64%	168	2005
	13.134937	14.319285	9.02%	251	2004

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	15.222928	9.293648	-38.95%	2,748	2008
	16.074868	15.222928	-5.30%	11,046	2007
	14.302634	16.074868	12.39%	12,544	2006
	14.146884	14.302634	1.10%	0	2005
	12.424069	14.146884	13.87%	0	2004

NVIT Van Kampen NVIT Real Estate Fund: Class II - Q/NQ	10.000000	5.528902	-44.71%	0	2008*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	14.958820	7.904222	-47.16%	0	2008
	13.511546	14.958820	10.71%	0	2007
	12.901553	13.511546	4.73%	74	2006
	12.650184	12.901553	1.99%	166	2005
	12.200675	12.650184	3.68%	263	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	14.928004	8.659622	-41.99%	0	2008
	14.475470	14.928004	3.13%	0	2007
	12.677771	14.475470	14.18%	0	2006
	11.429587	12.677771	10.92%	0	2005
	10.000000	11.429587	14.30%	0	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	21.164400	12.280595	-41.98%	0	2008
	20.518439	21.164400	3.15%	0	2007
	17.975701	20.518439	14.15%	0	2006
	16.204092	17.975701	10.93%	0	2005
	14.016105	16.204092	15.61%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	9.470670	1.967956	-79.22%	34	2008
	10.000000	9.470670	-5.29%	16	2007*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	11.826628	2.464098	-79.16%	0	2008
	12.220230	11.826628	-3.22%	0	2007
	11.503458	12.220230	6.23%	608	2006
	11.595358	11.503458	-0.79%	0	2005
	10.965685	11.595358	5.74%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	14.790405	8.827327	-40.32%	11,393	2008
	14.604644	14.790405	1.27%	14,557	2007
	13.085247	14.604644	11.61%	17,711	2006
	12.723699	13.085247	2.84%	0	2005
	11.987135	12.723699	6.14%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ	17.968356	10.832620	-39.71%	2,529	2008
	18.740234	17.968356	-4.12%	2,583	2007
	16.805357	18.740234	11.51%	3,049	2006
	15.749018	16.805357	6.71%	0	2005
	13.588023	15.749018	15.90%	0	2004

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB - Q/NQ	13.891529	8.281208	-40.39%	1	2008
	15.204854	13.891529	-8.64%	1	2007
	13.487518	15.204854	12.73%	81	2006
	13.178754	13.487518	2.34%	166	2005
	12.196135	13.178754	8.06%	258	2004

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	20.275968	11.051174	-45.50%	0	2008
	19.242493	20.275968	5.37%	0	2007
	15.490923	19.242493	24.22%	0	2006
	14.196078	15.490923	9.12%	0	2005
	12.562751	14.196078	13.00%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	12.853859	7.870786	-38.77%	0	2008
	12.527778	12.853859	2.60%	0	2007
	12.217024	12.527778	2.54%	77	2006
	11.884869	12.217024	2.79%	177	2005
	11.635330	11.884869	2.14%	280	2004

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	12.918812	7.204588	-44.23%	8,321	2008
	11.811012	12.918812	9.38%	3,760	2007
	11.107838	11.811012	6.33%	0	2006
	10.000000	11.107838	11.08%	0	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	12.071479	7.481628	-38.02%	0	2008
	12.049648	12.071479	0.18%	0	2007
	10.442115	12.049648	15.39%	0	2006
	10.000000	10.442115	4.42%	0	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.292021	10.139664	-1.48%	8,777	2008
	10.058822	10.292021	2.32%	0	2007
	9.942239	10.058822	1.17%	0	2006
	10.000000	9.942239	-0.58%	0	2005*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.571339	9.205684	-12.92%	16,600	2008
	10.332690	10.571339	2.31%	24,037	2007
	10.258741	10.332690	0.72%	13,185	2006
	10.148776	10.258741	1.08%	0	2005
	10.027332	10.148776	1.21%	0	2004

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	16.172878	13.371901	-17.32%	0	2008
	15.633022	16.172878	3.45%	0	2007
	14.506605	15.633022	7.76%	0	2006
	13.301386	14.506605	9.06%	0	2005
	12.425135	13.301386	7.05%	0	2004

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	21.588093	13.003470	-39.77%	0	2008
	26.837957	21.588093	-19.56%	0	2007
	20.043870	26.837957	33.90%	0	2006
	17.651949	20.043870	13.55%	0	2005
	13.339141	17.651949	32.33%	7,738	2004

Additional Contract Options Elected (Total 2.80%)
(Variable account charges of 2.80% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	15.272625	7.139197	-53.25%	76	2008
	15.503610	15.272625	-1.49%	76	2007
	14.121454	15.503610	9.79%	148	2006
	13.779112	14.121454	2.48%	148	2005
	12.789753	13.779112	7.74%	148	2004
	10.000000	12.789753	27.90%	148	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	14.828378	8.268858	-44.24%	1,585	2008
	13.655678	14.828378	8.59%	1,585	2007
	13.245580	13.655678	3.10%	2,733	2006
	12.549441	13.245580	5.55%	1,279	2005
	12.142002	12.549441	3.36%	594	2004
	10.000000	12.142002	21.42%	288	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	18.418027	9.464506	-48.61%	0	2008
	17.143227	18.418027	7.44%	10,612	2007
	15.169665	17.143227	13.01%	528	2006
	14.281923	15.169665	6.22%	0	2005
	12.746907	14.281923	12.04%	0	2004
	10.000000	12.746907	27.47%	0	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	15.524125	8.948276	-42.36%	511	2008
	15.233390	15.524125	1.91%	511	2007
	13.395752	15.233390	13.72%	511	2006
	13.174961	13.395752	1.68%	511	2005
	12.186801	13.174961	8.11%	511	2004
	10.000000	12.186801	21.87%	511	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	17.743184	11.080501	-37.55%	30,445	2008
	17.982482	17.743184	-1.33%	0	2007
	16.198526	17.982482	11.01%	0	2006
	15.627392	16.198526	3.65%	0	2005
	13.502003	15.627392	15.74%	0	2004
	10.000000	13.502003	35.02%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	14.948444	9.483272	-36.56%	91	2008
	15.448472	14.948444	-3.24%	91	2007
	13.604697	15.448472	13.55%	91	2006
	13.390532	13.604697	1.60%	91	2005
	12.237370	13.390532	9.42%	91	2004
	10.000000	12.237370	22.37%	91	2003*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II - Q/NQ	21.262926	11.387214	-46.45%	0	2008
	18.554075	21.262926	14.60%	0	2007
	15.301021	18.554075	21.26%	0	2006
	13.916463	15.301021	9.95%	0	2005
	12.474199	13.916463	11.56%	0	2004
	10.000000	12.474199	24.74%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV - Q/NQ	17.028093	9.110714	-46.50%	885	2008
	14.861010	17.028093	14.58%	1,308	2007
	12.243539	14.861010	21.38%	0	2006
	11.148784	12.243539	9.82%	0	2005
	10.000000	11.148784	11.49%	0	2004*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	12.297233	9.022964	-26.63%	1,232	2008
	12.968040	12.297233	-5.17%	1,121	2007
	11.096173	12.968040	16.87%	0	2006
	10.000000	11.096173	10.96%	0	2005*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II - Q/NQ	13.718263	7.780282	-43.29%	661	2008
	11.680932	13.718263	17.44%	661	2007
	12.438053	11.680932	-6.09%	336	2006
	12.547516	12.438053	-0.87%	336	2005
	11.672766	12.547516	7.49%	112	2004
	10.000000	11.672766	16.73%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	14.759718	10.500572	-28.86%	41,492	2008
	16.038864	14.759718	-7.98%	7,702	2007
	13.927848	16.038864	15.16%	5,714	2006
	13.664522	13.927848	1.93%	1,737	2005
	12.312803	13.664522	10.98%	783	2004
	10.000000	12.312803	23.13%	183	2003*

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class II - Q/NQ	16.134616	8.042540	-50.15%	10,163	2008
	11.898203	16.134616	35.61%	12,434	2007
	11.242314	11.898203	5.83%	1,228	2006
	10.000000	11.242314	12.42%	0	2005*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.952792	10.476980	-4.34%	1,175	2008
	10.292835	10.952792	6.41%	0	2007
	10.423066	10.292835	-1.25%	0	2006
	10.557506	10.423066	-1.27%	0	2005
	10.265149	10.557506	2.85%	0	2004
	10.000000	10.265149	2.65%	0	2003*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	17.596683	11.815766	-32.85%	189	2008
	18.225887	17.596683	-3.45%	0	2007
	16.387803	18.225887	11.22%	0	2006
	15.721199	16.387803	4.24%	0	2005
	13.269792	15.721199	18.47%	0	2004
	10.000000	13.269792	32.70%	0	2003*

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	14.942060	9.102810	-39.08%	58	2008
	14.643919	14.942060	2.04%	58	2007
	13.076138	14.643919	11.99%	119	2006
	12.880598	13.076138	1.52%	58	2005
	12.008388	12.880598	7.26%	0	2004
	10.000000	12.008388	20.08%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	14.003180	9.565206	-31.69%	0	2008
	13.484814	14.003180	3.84%	0	2007
	11.937337	13.484814	12.96%	0	2006
	11.794538	11.937337	1.21%	0	2005
	11.578890	11.794538	1.86%	0	2004
	10.000000	11.578890	15.79%	0	2003*

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares - Q/NQ	12.144605	7.345287	-39.52%	0	2008
	14.085397	12.144605	-13.78%	0	2007
	13.997272	14.085397	0.63%	0	2006
	13.641274	13.997272	2.61%	0	2005
	12.638237	13.641274	7.94%	0	2004
	10.000000	12.638237	26.38%	0	2003*

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	13.267101	8.515678	-35.81%	0	2008
	15.145228	13.267101	-12.40%	0	2007
	13.375330	15.145228	13.23%	0	2006
	13.132267	13.375330	1.85%	0	2005
	12.338227	13.132267	6.44%	0	2004
	10.000000	12.338227	23.38%	0	2003*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	14.597570	9.978929	-31.64%	0	2008
	13.699522	14.597570	6.56%	156	2007
	12.172011	13.699522	12.55%	156	2006
	12.312912	12.172011	-1.14%	156	2005
	11.826685	12.312912	4.11%	156	2004
	10.000000	11.826685	18.27%	156	2003*

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	9.766899	9.411399	-3.64%	6,794	2008
	10.201373	9.766899	-4.26%	0	2007
	10.000000	10.201373	2.01%	0	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	10.147811	9.118665	-10.14%	14,724	2008
	9.931232	10.147811	2.18%	2,261	2007
	9.831161	9.931232	1.02%	1,351	2006
	10.014740	9.831161	-1.83%	1,391	2005
	9.972182	10.014740	0.43%	667	2004
	10.000000	9.972182	-0.28%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	19.249500	10.722056	-44.30%	4,935	2008
	16.885277	19.249500	14.00%	5,767	2007
	15.588257	16.885277	8.32%	2,243	2006
	13.747290	15.588257	13.39%	1,547	2005
	12.281426	13.747290	11.94%	732	2004
	10.000000	12.281426	22.81%	241	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	21.280421	9.430281	-55.69%	1,319	2008
	15.034572	21.280421	41.54%	2,927	2007
	13.262786	15.034572	13.36%	2,711	2006
	10.000000	13.262786	32.63%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	15.872715	8.822386	-44.42%	7,552	2008
	16.127300	15.872715	-1.58%	5,741	2007
	13.833557	16.127300	16.58%	5,984	2006
	13.479956	13.833557	2.62%	429	2005
	12.467627	13.479956	8.12%	272	2004
	10.000000	12.467627	24.68%	272	2003*

Fidelity Variable Insurance Products Fund - VIP Freedom 2010 Portfolio: Service Class 2 - Q/NQ	11.891780	8.649372	-27.27%	0	2008
	11.285675	11.891780	5.37%	0	2007
	10.594840	11.285675	6.52%	0	2006
	10.000000	10.594840	5.95%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Freedom 2020 Portfolio: Service Class 2 - Q/NQ	12.647721	8.260845	-34.69%	0	2008
	11.834454	12.647721	6.87%	0	2007
	10.898691	11.834454	8.59%	0	2006
	10.000000	10.898691	8.99%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Freedom 2030 Portfolio: Service Class 2 - Q/NQ	13.159594	7.908046	-39.91%	0	2008
	12.190040	13.159594	7.95%	0	2007
	11.104914	12.190040	9.77%	0	2006
	10.000000	11.104914	11.05%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	16.174823	8.283469	-48.79%	5,091	2008
	13.140040	16.174823	23.10%	32,552	2007
	12.683920	13.140040	3.60%	479	2006
	12.367653	12.683920	2.56%	479	2005
	12.338678	12.367653	0.23%	230	2004
	10.000000	12.338678	23.39%	147	2003*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	10.283945	9.649981	-6.16%	25,324	2008
	10.166563	10.283945	1.15%	5,958	2007
	10.043177	10.166563	1.23%	1,688	2006
	10.139560	10.043177	-0.95%	1,661	2005
	10.012138	10.139560	1.27%	0	2004
	10.000000	10.012138	0.12%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	23.499597	13.793977	-41.30%	4,444	2008
	20.964602	23.499597	12.09%	24,173	2007
	19.187074	20.964602	9.26%	927	2006
	16.724783	19.187074	14.72%	731	2005
	13.802964	16.724783	21.17%	237	2004
	10.000000	13.802964	38.03%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	23.787735	12.956542	-45.53%	0	2008
	20.910740	23.787735	13.76%	0	2007
	18.265166	20.910740	14.48%	0	2006
	15.818470	18.265166	15.47%	0	2005
	14.361896	15.818470	10.14%	0	2004
	10.000000	14.361896	43.62%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	16.430640	8.951619	-45.52%	3,921	2008
	14.442568	16.430640	13.77%	27,607	2007
	12.610993	14.442568	14.52%	0	2006
	10.925448	12.610993	15.43%	0	2005
	10.000000	10.925448	9.25%	0	2004*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	18.649918	8.829916	-52.65%	0	2008
	18.199841	18.649918	2.47%	0	2007
	16.139025	18.199841	12.77%	0	2006
	16.209185	16.139025	-0.43%	0	2005
	14.648743	16.209185	10.65%	0	2004
	10.000000	14.648743	46.49%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	11.099238	7.588748	-31.63%	382	2008
	11.007185	11.099238	0.84%	382	2007
	10.000000	11.007185	10.07%	382	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	14.078962	9.975712	-29.14%	994	2008
	14.886954	14.078962	-5.43%	994	2007
	13.075590	14.886954	13.85%	1,190	2006
	13.005516	13.075590	0.54%	954	2005
	12.054270	13.005516	7.89%	293	2004
	10.000000	12.054270	20.54%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	17.955533	11.689655	-34.90%	20,583	2008
	18.926235	17.955533	-5.13%	0	2007
	16.643589	18.926235	13.71%	1,132	2006
	15.741475	16.643589	5.73%	0	2005
	13.086999	15.741475	20.28%	0	2004
	10.000000	13.086999	30.87%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	10.000000	6.531010	-34.69%	0	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	19.581411	9.007322	-54.00%	4,267	2008
	15.655615	19.581411	25.08%	9,393	2007
	12.565818	15.655615	24.59%	1,179	2006
	10.000000	12.565818	25.66%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	21.248496	12.313348	-42.05%	0	2008
	18.936735	21.248496	12.21%	0	2007
	16.040611	18.936735	18.05%	0	2006
	14.978170	16.040611	7.09%	0	2005
	13.000619	14.978170	15.21%	0	2004
	10.000000	13.000619	30.01%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	16.180116	9.374024	-42.06%	6,824	2008
	14.421179	16.180116	12.20%	3,434	2007
	12.214028	14.421179	18.07%	0	2006
	11.408797	12.214028	7.06%	0	2005
	10.000000	11.408797	14.09%	0	2004*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	11.477802	11.848886	3.23%	37,509	2008
	10.636680	11.477802	7.91%	574	2007
	9.696793	10.636680	9.69%	0	2006
	10.000000	9.696793	-3.03%	0	2005*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	13.716635	11.191150	-18.41%	0	2008
	12.797361	13.716635	7.18%	0	2007
	11.923172	12.797361	7.33%	0	2006
	11.392831	11.923172	4.66%	0	2005
	10.823381	11.392831	5.26%	0	2004
	10.000000	10.823381	8.23%	0	2003*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	20.409701	11.047091	-45.87%	1,152	2008
	15.369835	20.409701	32.79%	1,949	2007
	14.490406	15.369835	6.07%	383	2006
	13.243551	14.490406	9.41%	383	2005
	11.549642	13.243551	14.67%	383	2004
	10.000000	11.549642	15.50%	383	2003*

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	16.503809	10.227322	-38.03%	0	2008
	16.000597	16.503809	3.14%	0	2007
	14.859913	16.000597	7.68%	0	2006
	13.782638	14.859913	7.82%	0	2005
	12.071324	13.782638	14.18%	0	2004
	10.000000	12.071324	20.71%	0	2003*

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	25.700512	11.937250	-53.55%	2,134	2008
	20.648001	25.700512	24.47%	1,760	2007
	14.479447	20.648001	42.60%	0	2006
	11.282595	14.479447	28.33%	0	2005
	10.000000	11.282595	12.83%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	35.254755	16.368449	-53.57%	0	2008
	28.336008	35.254755	24.42%	0	2007
	19.879731	28.336008	42.54%	0	2006
	15.499666	19.879731	28.26%	0	2005
	13.435381	15.499666	15.36%	0	2004
	10.000000	13.435381	34.35%	0	2003*

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	13.726833	8.407924	-38.75%	86	2008
	12.721833	13.726833	7.90%	86	2007
	12.196431	12.721833	4.31%	155	2006
	12.037929	12.196431	1.32%	155	2005
	11.363642	12.037929	5.93%	155	2004
	10.000000	11.363642	13.64%	155	2003*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	17.142496	11.206165	-34.63%	1,320	2008
	16.394070	17.142496	4.57%	1,434	2007
	13.995070	16.394070	17.14%	1,475	2006
	13.522497	13.995070	3.49%	1,503	2005
	12.115695	13.522497	11.61%	542	2004
	10.000000	12.115695	21.16%	0	2003*

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	13.880950	7.226324	-47.94%	0	2008
	13.838405	13.880950	0.31%	1,784	2007
	11.531311	13.838405	20.01%	0	2006
	10.000000	11.531311	15.31%	0	2005*

Neuberger Berman Advisers Management Trust - AMT Mid Cap Growth Portfolio: S Class - Q/NQ	20.391020	11.194819	-45.10%	0	2008
	17.170007	20.391020	18.76%	147	2007
	15.430456	17.170007	11.27%	147	2006
	13.994800	15.430456	10.26%	147	2005
	12.408314	13.994800	12.79%	147	2004
	10.000000	12.408314	24.08%	147	2003*

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	12.360340	6.493488	-47.47%	0	2008
	12.341647	12.360340	0.15%	0	2007
	11.444702	12.341647	7.84%	0	2006
	10.000000	11.444702	14.45%	0	2005*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.873439	8.308151	-15.85%	7,987	2008
	9.696717	9.873439	1.82%	5,379	2007
	9.573004	9.696717	1.29%	0	2006
	9.707882	9.573004	-1.39%	0	2005
	9.910320	9.707882	-2.04%	0	2004
	10.000000	9.910320	-0.90%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	13.448917	7.911758	-41.17%	92	2008
	13.767669	13.448917	-2.32%	86	2007
	13.456536	13.767669	2.31%	0	2006
	13.453192	13.456536	0.02%	0	2005
	12.371289	13.453192	8.75%	0	2004
	10.000000	12.371289	23.71%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	16.053582	9.448739	-41.14%	367	2008
	15.349909	16.053582	4.58%	3,382	2007
	13.887782	15.349909	10.53%	528	2006
	13.369827	13.887782	3.87%	558	2005
	12.142400	13.369827	10.11%	334	2004
	10.000000	12.142400	21.42%	0	2003*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.686759	7.294286	-31.74%	46,528	2008
	10.360055	10.686759	3.15%	14,092	2007
	10.000000	10.360055	3.60%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.350952	9.067839	-12.40%	40,973	2008
	10.342338	10.350952	0.08%	11,659	2007
	10.000000	10.342338	3.42%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	11.825777	7.053080	-40.36%	1,670	2008
	10.639867	11.825777	11.15%	1,153	2007
	10.000000	10.639867	6.40%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	11.060833	5.997264	-45.78%	2,512	2008
	10.171033	11.060833	8.75%	2,321	2007
	10.000000	10.171033	1.71%	1,302	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	9.706239	5.842946	-39.80%	48,159	2008
	10.000000	9.706239	-2.94%	8,631	2007*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	12.521742	8.764280	-30.01%	0	2008
	12.492809	12.521742	0.23%	0	2007
	11.619538	12.492809	7.52%	0	2006
	11.675400	11.619538	-0.48%	0	2005
	10.910077	11.675400	7.01%	0	2004
	10.000000	10.910077	9.10%	0	2003*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.150569	7.792795	-30.11%	0	2008
	11.121185	11.150569	0.26%	824	2007
	10.344229	11.121185	7.51%	0	2006
	10.000000	10.344229	3.44%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Gartmore NVIT Emerging Markets Fund: Class II - Q/NQ	44.375378	18.144323	-59.11%	0	2008
	31.447881	44.375378	41.11%	0	2007
	23.732497	31.447881	32.51%	0	2006
	18.448949	23.732497	28.64%	0	2005
	15.759468	18.448949	17.07%	0	2004
	10.000000	15.759468	57.59%	0	2003*

NVIT Gartmore NVIT Emerging Markets Fund: Class VI - Q/NQ	28.122909	11.517119	-59.05%	6,674	2008
	19.894675	28.122909	41.36%	13,041	2007
	14.987235	19.894675	32.74%	3,697	2006
	11.636799	14.987235	28.79%	0	2005
	10.000000	11.636799	16.37%	0	2004*

NVIT Gartmore NVIT Global Utilities Fund: Class II - Q/NQ	23.808316	15.465573	-35.04%	0	2008
	20.404469	23.808316	16.68%	0	2007
	15.284686	20.404469	33.50%	0	2006
	14.807486	15.284686	3.22%	0	2005
	11.758284	14.807486	25.93%	0	2004
	10.000000	11.758284	17.58%	0	2003*

NVIT Gartmore NVIT International Equity Fund: Class VI - Q/NQ	10.000000	5.404283	-45.96%	0	2008*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ	10.000000	5.057146	-49.43%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	10.000000	6.060178	-39.40%	7,228	2008*

NVIT NVIT Cardinal SM Aggressive Fund: Class II - Q/NQ	10.000000	6.292350	-37.08%	0	2008*

NVIT NVIT Cardinal SM Balanced Fund: Class II - Q/NQ	10.000000	7.838917	-21.61%	0	2008*

NVIT NVIT Cardinal SM Capital Appreciation Fund: Class II - Q/NQ	10.000000	7.124031	-28.76%	0	2008*

NVIT NVIT Cardinal SM Conservative Fund: Class II - Q/NQ	10.000000	8.977627	-10.22%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinal SM Moderate Fund: Class II - Q/NQ	10.000000	7.478232	-25.22%	0	2008*

NVIT NVIT Cardinal SM Moderately Aggressive Fund: Class II - Q/NQ	10.000000	6.764627	-32.35%	0	2008*

NVIT NVIT Cardinal SM Moderately Conservative Fund: Class II - Q/NQ	10.000000	8.215074	-17.85%	0	2008*

NVIT NVIT Core Bond Fund: Class II - Q/NQ	10.000000	9.737065	-2.63%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	10.000000	9.742839	-2.57%	0	2008*

NVIT NVIT Global Financial Services Fund: Class II - Q/NQ	18.608317	9.704451	-47.85%	0	2008
	19.421442	18.608317	-4.19%	0	2007
	16.637664	19.421442	16.73%	0	2006
	15.449091	16.637664	7.69%	0	2005
	13.161241	15.449091	17.38%	0	2004
	10.000000	13.161241	31.61%	0	2003*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	10.400265	10.889515	4.70%	13,886	2008
	9.986568	10.400265	4.14%	6,291	2007
	9.941273	9.986568	0.46%	1,326	2006
	9.903636	9.941273	0.38%	1,367	2005
	9.867034	9.903636	0.37%	675	2004
	10.000000	9.867034	-1.33%	0	2003*

NVIT NVIT Health Sciences Fund: Class II - Q/NQ	14.817412	10.743924	-27.49%	0	2008
	13.501517	14.817412	9.75%	0	2007
	13.559455	13.501517	-0.43%	0	2006
	12.893287	13.559455	5.17%	0	2005
	12.331761	12.893287	4.55%	0	2004
	10.000000	12.331761	23.32%	0	2003*

NVIT NVIT Health Sciences Fund: Class VI - Q/NQ	11.223857	8.133442	-27.53%	0	2008
	10.222370	11.223857	9.80%	0	2007
	10.267888	10.222370	-0.44%	0	2006
	9.759182	10.267888	5.21%	0	2005
	10.000000	9.759182	-2.41%	0	2004*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	11.437095	6.326161	-44.69%	0	2008
	10.758307	11.437095	6.31%	0	2007
	10.000000	10.758307	7.58%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.241892	10.268952	-8.65%	0	2008
	10.976822	11.241892	2.41%	0	2007
	10.636490	10.976822	3.20%	0	2006
	10.591762	10.636490	0.42%	0	2005
	10.412427	10.591762	1.72%	0	2004
	10.000000	10.412427	4.12%	0	2003*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.530153	10.346869	-17.42%	21,882	2008
	12.179419	12.530153	2.88%	4,392	2007
	11.555928	12.179419	5.40%	677	2006
	11.377460	11.555928	1.57%	677	2005
	10.923167	11.377460	4.16%	394	2004
	10.000000	10.923167	9.23%	0	2003*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	13.914143	10.387115	-25.35%	28,819	2008
	13.550279	13.914143	2.69%	17,539	2007
	12.518287	13.550279	8.24%	11,169	2006
	12.224533	12.518287	2.40%	7,133	2005
	11.481709	12.224533	6.47%	0	2004
	10.000000	11.481709	14.82%	0	2003*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	15.768234	10.515000	-33.32%	14,935	2008
	15.284893	15.768234	3.16%	12,431	2007
	13.727793	15.284893	11.34%	12,568	2006
	13.189278	13.727793	4.08%	21,324	2005
	12.105231	13.189278	8.96%	22,710	2004
	10.000000	12.105231	21.05%	0	2003*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	17.099349	10.496372	-38.62%	15,938	2008
	16.605254	17.099349	2.98%	18,928	2007
	14.616624	16.605254	13.61%	18,665	2006
	13.931417	14.616624	4.92%	18,665	2005
	12.569557	13.931417	10.83%	9,288	2004
	10.000000	12.569557	25.70%	0	2003*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	17.725964	10.946425	-38.25%	4,839	2008
	16.957482	17.725964	4.53%	154	2007
	15.874744	16.957482	6.82%	154	2006
	14.567992	15.874744	8.97%	154	2005
	12.950210	14.567992	12.49%	154	2004
	10.000000	12.950210	29.50%	154	2003*

NVIT NVIT Money Market Fund: Class I - Q/NQ	9.914727	9.835032	-0.80%	52,193	2008
	9.735336	9.914727	1.84%	16,975	2007
	9.580955	9.735336	1.61%	0	2006
	9.600047	9.580955	-0.20%	0	2005
	9.797101	9.600047	-2.01%	1,558	2004
	10.000000	9.797101	-2.03%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ	10.000000	6.009134	-39.91%	5,226	2008*

NVIT NVIT Multi-Manager International Value Fund: Class II - Q/NQ	20.533373	10.681161	-47.98%	0	2008
	20.571100	20.533373	-0.18%	0	2007
	17.288801	20.571100	18.99%	0	2006
	15.910146	17.288801	8.67%	0	2005
	13.640268	15.910146	16.64%	0	2004
	10.000000	13.640268	36.40%	0	2003*

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	14.677506	7.638910	-47.95%	7,154	2008
	14.705923	14.677506	-0.19%	6,574	2007
	12.359066	14.705923	18.99%	0	2006
	11.372039	12.359066	8.68%	0	2005
	10.000000	11.372039	13.72%	0	2004*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	10.000000	6.240878	-37.59%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	10.000000	6.229093	-37.71%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	10.000000	6.152116	-38.48%	2,407	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	10.000000	6.630696	-33.69%	4,267	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ	15.182499	7.889226	-48.04%	0	2008
	14.266847	15.182499	6.42%	32,183	2007
	14.251377	14.266847	0.11%	0	2006
	13.607925	14.251377	4.73%	0	2005
	12.370807	13.607925	10.00%	0	2004
	10.000000	12.370807	23.71%	0	2003*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	17.088383	11.244172	-34.20%	0	2008
	18.953800	17.088383	-9.84%	0	2007
	16.651400	18.953800	13.83%	0	2006
	16.666066	16.651400	-0.09%	0	2005
	14.655152	16.666066	13.72%	0	2004
	10.000000	14.655152	46.55%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Company Fund: Class II - Q/NQ	17.958220	10.759744	-40.08%	2,796	2008
	18.134915	17.958220	-0.97%	1,585	2007
	16.694020	18.134915	8.63%	0	2006
	15.332497	16.694020	8.88%	0	2005
	13.279559	15.332497	15.46%	0	2004
	10.000000	13.279559	32.80%	0	2003*

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	11.118455	8.938382	-19.61%	1,819	2008
	10.934729	11.118455	1.68%	1,800	2007
	10.729694	10.934729	1.91%	0	2006
	10.802415	10.729694	-0.67%	0	2005
	10.431942	10.802415	3.55%	0	2004
	10.000000	10.431942	4.32%	0	2003*

NVIT NVIT Nationwide Fund: Class II - Q/NQ	15.277451	8.669930	-43.25%	5,653	2008
	14.569894	15.277451	4.86%	2,549	2007
	13.217161	14.569894	10.23%	0	2006
	12.702523	13.217161	4.05%	0	2005
	11.930892	12.702523	6.47%	0	2004
	10.000000	11.930892	19.31%	0	2003*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.000000	9.756839	-2.43%	422	2008*

NVIT NVIT Technology and Communications Fund: Class II - Q/NQ	16.793369	8.358731	-50.23%	0	2008
	14.399764	16.793369	16.62%	0	2007
	13.384391	14.399764	7.59%	0	2006
	13.876441	13.384391	-3.55%	0	2005
	13.722729	13.876441	1.12%	0	2004
	10.000000	13.722729	37.23%	0	2003*

NVIT NVIT Technology and Communications Fund: Class VI - Q/NQ	13.072039	6.503944	-50.25%	0	2008
	11.217570	13.072039	16.53%	365	2007
	10.377741	11.217570	8.09%	0	2006
	10.759262	10.377741	-3.55%	0	2005
	10.000000	10.759262	7.59%	0	2004*

NVIT NVIT U.S. Growth Leaders Fund: Class II - Q/NQ	17.831070	10.143584	-43.11%	574	2008
	15.024513	17.831070	18.68%	574	2007
	15.534704	15.024513	-3.28%	0	2006
	14.307021	15.534704	8.58%	0	2005
	13.130422	14.307021	8.96%	0	2004
	10.000000	13.130422	31.30%	0	2003*

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	15.186446	9.266588	-38.98%	24,935	2008
	16.044633	15.186446	-5.35%	2,513	2007
	14.283056	16.044633	12.33%	0	2006
	14.134759	14.283056	1.05%	0	2005
	12.419804	14.134759	13.81%	0	2004
	10.000000	12.419804	24.20%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Van Kampen NVIT Real Estate Fund: Class II - Q/NQ	10.000000	5.526990	-44.73%	2,485	2008*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	14.922993	7.881227	-47.19%	0	2008
	13.486148	14.922993	10.65%	0	2007
	12.883906	13.486148	4.67%	0	2006
	12.639352	12.883906	1.93%	0	2005
	12.196491	12.639352	3.63%	0	2004
	10.000000	12.196491	21.96%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	14.899948	8.638890	-42.02%	0	2008
	14.455738	14.899948	3.07%	0	2007
	12.666971	14.455738	14.12%	0	2006
	11.425697	12.666971	10.86%	0	2005
	10.000000	11.425697	14.26%	0	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	21.113690	12.244855	-42.01%	0	2008
	20.479865	21.113690	3.09%	0	2007
	17.951115	20.479865	14.09%	0	2006
	16.190217	17.951115	10.88%	0	2005
	14.011298	16.190217	15.55%	0	2004
	10.000000	14.011298	40.11%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	9.467409	1.966264	-79.23%	3,726	2008
	10.000000	9.467409	-5.33%	0	2007*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	11.798275	2.456922	-79.18%	0	2008
	12.197232	11.798275	-3.27%	0	2007
	11.487704	12.197232	6.18%	0	2006
	11.585419	11.487704	-0.84%	0	2005
	10.961919	11.585419	5.69%	0	2004
	10.000000	10.961919	9.62%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	14.754961	8.801629	-40.35%	6,125	2008
	14.577174	14.754961	1.22%	3,505	2007
	13.067323	14.577174	11.55%	1,178	2006
	12.712792	13.067323	2.79%	1,209	2005
	11.983024	12.712792	6.09%	509	2004
	10.000000	11.983024	19.83%	155	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ	17.925282	10.801076	-39.74%	1,934	2008
	18.704995	17.925282	-4.17%	1,045	2007
	16.782352	18.704995	11.46%	0	2006
	15.735520	16.782352	6.65%	0	2005
	13.583359	15.735520	15.84%	0	2004
	10.000000	13.583359	35.83%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB - Q/NQ	13.858218	8.257098	-40.42%	308	2008
	15.176246	13.858218	-8.68%	308	2007
	13.469048	15.176246	12.67%	308	2006
	13.167457	13.469048	2.29%	308	2005
	12.191947	13.167457	8.00%	79	2004
	10.000000	12.191947	21.92%	0	2003*

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	20.227385	11.019012	-45.52%	0	2008
	19.206311	20.227385	5.32%	0	2007
	15.469723	19.206311	24.15%	0	2006
	14.183924	15.469723	9.07%	0	2005
	12.558447	14.183924	12.94%	0	2004
	10.000000	12.558447	25.58%	0	2003*

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	12.823032	7.847865	-38.80%	0	2008
	12.504200	12.823032	2.55%	0	2007
	12.200292	12.504200	2.49%	154	2006
	11.874685	12.200292	2.74%	154	2005
	11.631345	11.874685	2.09%	154	2004
	10.000000	11.631345	16.31%	154	2003*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	12.901108	7.191003	-44.26%	4,220	2008
	11.800922	12.901108	9.32%	1,250	2007
	11.104047	11.800922	6.28%	237	2006
	10.000000	11.104047	11.04%	0	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	12.054956	7.467535	-38.05%	32,721	2008
	12.039375	12.054956	0.13%	2,261	2007
	10.438556	12.039375	15.34%	0	2006
	10.000000	10.438556	4.39%	0	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.277920	10.120565	-1.53%	2,031	2008
	10.050235	10.277920	2.27%	1,855	2007
	9.938848	10.050235	1.12%	277	2006
	10.000000	9.938848	-0.61%	0	2005*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.545947	9.178849	-12.96%	5,251	2008
	10.313209	10.545947	2.26%	3,300	2007
	10.244667	10.313209	0.67%	0	2006
	10.140056	10.244667	1.03%	0	2005
	10.023880	10.140056	1.16%	0	2004
	10.000000	10.023880	0.24%	0	2003*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	16.131384	13.330739	-17.36%	0	2008
	15.600967	16.131384	3.40%	0	2007
	14.484279	15.600967	7.71%	0	2006
	13.287725	14.484279	9.00%	0	2005
	12.418758	13.287725	7.00%	0	2004
	10.000000	12.418758	24.19%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	21.532674	12.963387	-39.80%	16,956	2008
	26.782915	21.532674	-19.60%	0	2007
	20.013002	26.782915	33.83%	1,905	2006
	17.633805	20.013002	13.49%	0	2005
	13.332280	17.633805	32.26%	0	2004
	10.000000	13.332280	33.32%	0	2003*

Additional Contract Options Elected (Total 2.85%)
(Variable account charges of 2.85% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	15.235976	7.118381	-53.28%	0	2008
	15.474412	15.235976	-1.54%	0	2007
	14.102089	15.474412	9.73%	0	2006
	13.767282	14.102089	2.43%	0	2005
	12.785354	13.767282	7.68%	0	2004

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	14.792810	8.244760	-44.27%	150	2008
	13.629968	14.792810	8.53%	223	2007
	13.227437	13.629968	3.04%	282	2006
	12.538680	13.227437	5.49%	346	2005
	12.137839	12.538680	3.30%	414	2004

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	18.373840	9.436920	-48.64%	0	2008
	17.110939	18.373840	7.38%	0	2007
	15.148876	17.110939	12.95%	0	2006
	14.269683	15.148876	6.16%	0	2005
	12.742545	14.269683	11.98%	0	2004

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	15.486899	8.922211	-42.39%	0	2008
	15.204715	15.486899	1.86%	0	2007
	13.377391	15.204715	13.66%	0	2006
	13.163653	13.377391	1.62%	0	2005
	12.182609	13.163653	8.05%	0	2004

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	17.700670	11.048257	-37.58%	0	2008
	17.948676	17.700670	-1.38%	0	2007
	16.176364	17.948676	10.96%	0	2006
	15.614014	16.176364	3.60%	0	2005
	13.497375	15.614014	15.68%	0	2004

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	14.912561	9.455636	-36.59%	0	2008
	15.419378	14.912561	-3.29%	0	2007
	13.586038	15.419378	13.49%	0	2006
	13.379040	13.586038	1.55%	0	2005
	12.233166	13.379040	9.37%	0	2004

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II - Q/NQ	21.211926	11.354046	-46.47%	0	2008
	18.519137	21.211926	14.54%	0	2007
	15.280046	18.519137	21.20%	0	2006
	13.904524	15.280046	9.89%	0	2005
	12.469917	13.904524	11.50%	0	2004

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV - Q/NQ	16.996063	9.088881	-46.52%	0	2008
	14.840726	16.996063	14.52%	0	2007
	12.233098	14.840726	21.32%	0	2006
	11.144990	12.233098	9.76%	0	2005
	10.000000	11.144990	11.45%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	12.280383	9.005962	-26.66%	0	2008
	12.956969	12.280383	-5.22%	0	2007
	11.092381	12.956969	16.81%	0	2006
	10.000000	11.092381	10.92%	0	2005*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II - Q/NQ	13.685355	7.757615	-43.31%	0	2008
	11.658936	13.685355	17.38%	552	2007
	12.421006	11.658936	-6.14%	552	2006
	12.536747	12.421006	-0.92%	552	2005
	11.668755	12.536747	7.44%	552	2004

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	14.724308	10.469977	-28.89%	368	2008
	16.008676	14.724308	-8.02%	368	2007
	13.908773	16.008676	15.10%	0	2006
	13.652808	13.908773	1.87%	0	2005
	12.308567	13.652808	10.92%	0	2004

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class II - Q/NQ	16.112524	8.027379	-50.18%	0	2008
	11.888053	16.112524	35.54%	0	2007
	11.238494	11.888053	5.78%	0	2006
	10.000000	11.238494	12.38%	0	2005*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.924657	10.444696	-4.39%	12	2008
	10.271707	10.924657	6.36%	100	2007
	10.407007	10.271707	-1.30%	192	2006
	10.546648	10.407007	-1.32%	285	2005
	10.259870	10.546648	2.80%	377	2004

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	17.554495	11.781368	-32.89%	0	2008
	18.191613	17.554495	-3.50%	0	2007
	16.365384	18.191613	11.16%	0	2006
	15.707742	16.365384	4.19%	0	2005
	13.265244	15.707742	18.41%	0	2004

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	14.906193	9.076281	-39.11%	253	2008
	14.616330	14.906193	1.98%	253	2007
	13.058207	14.616330	11.93%	0	2006
	12.869541	13.058207	1.47%	0	2005
	12.004264	12.869541	7.21%	0	2004

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	13.969601	9.537347	-31.73%	152	2008
	13.459445	13.969601	3.79%	222	2007
	11.920985	13.459445	12.91%	284	2006
	11.784425	11.920985	1.16%	353	2005
	11.574914	11.784425	1.81%	425	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares - Q/NQ	12.115461	7.323880	-39.55%	0	2008
	14.058876	12.115461	-13.82%	0	2007
	13.978098	14.058876	0.58%	0	2006
	13.629578	13.978098	2.56%	0	2005
	12.633898	13.629578	7.88%	0	2004

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	13.235294	8.490878	-35.85%	0	2008
	15.116739	13.235294	-12.45%	0	2007
	13.357021	15.116739	13.17%	0	2006
	13.121013	13.357021	1.80%	0	2005
	12.333989	13.121013	6.38%	0	2004

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	14.562552	9.949852	-31.68%	0	2008
	13.673729	14.562552	6.50%	0	2007
	12.155321	13.673729	12.49%	0	2006
	12.302329	12.155321	-1.19%	0	2005
	11.822615	12.302329	4.06%	0	2004

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	9.758518	9.398494	-3.69%	0	2008
	10.197896	9.758518	-4.31%	0	2007
	10.000000	10.197896	1.98%	0	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	10.123459	9.092107	-10.19%	0	2008
	9.912531	10.123459	2.13%	0	2007
	9.817682	9.912531	0.97%	0	2006
	10.006149	9.817682	-1.88%	0	2005
	9.968752	10.006149	0.38%	0	2004

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	19.203321	10.690816	-44.33%	203	2008
	16.853474	19.203321	13.94%	203	2007
	15.566881	16.853474	8.26%	0	2006
	13.735492	15.566881	13.33%	0	2005
	12.277211	13.735492	11.88%	0	2004

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	21.251247	9.412492	-55.71%	0	2008
	15.021732	21.251247	41.47%	0	2007
	13.258264	15.021732	13.30%	0	2006
	10.000000	13.258264	32.58%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	15.834650	8.796682	-44.45%	38	2008
	16.096959	15.834650	-1.63%	115	2007
	13.814604	16.096959	16.52%	173	2006
	13.468397	13.814604	2.57%	238	2005
	12.463355	13.468397	8.06%	310	2004

Fidelity Variable Insurance Products Fund - VIP Freedom 2010 Portfolio: Service Class 2 - Q/NQ	11.875487	8.633066	-27.30%	0	2008
	11.276041	11.875487	5.32%	0	2007
	10.591223	11.276041	6.47%	0	2006
	10.000000	10.591223	5.91%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Freedom 2020 Portfolio: Service Class 2 - Q/NQ	12.630401	8.245276	-34.72%	305	2008
	11.824366	12.630401	6.82%	305	2007
	10.894980	11.824366	8.53%	0	2006
	10.000000	10.894980	8.95%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Freedom 2030 Portfolio: Service Class 2 - Q/NQ	13.141544	7.893123	-39.94%	0	2008
	12.179627	13.141544	7.90%	0	2007
	11.101126	12.179627	9.72%	0	2006
	10.000000	11.101126	11.01%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	16.136017	8.259331	-48.81%	147	2008
	13.115288	16.136017	23.03%	2,150	2007
	12.666537	13.115288	3.54%	274	2006
	12.357042	12.666537	2.50%	340	2005
	12.334446	12.357042	0.18%	410	2004

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	10.259250	9.621843	-6.21%	3,258	2008
	10.147401	10.259250	1.10%	2,026	2007
	10.029392	10.147401	1.18%	699	2006
	10.130851	10.029392	-1.00%	784	2005
	10.008692	10.130851	1.22%	868	2004

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	23.443255	13.753810	-41.33%	0	2008
	20.925157	23.443255	12.03%	0	2007
	19.160810	20.925157	9.21%	0	2006
	16.710445	19.160810	14.66%	0	2005
	13.798224	16.710445	21.11%	0	2004

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	16.399711	8.930159	-45.55%	0	2008
	14.422842	16.399711	13.71%	0	2007
	12.600232	14.422842	14.46%	0	2006
	10.921740	12.600232	15.37%	0	2005
	10.000000	10.921740	9.22%	0	2004*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	23.730715	12.918813	-45.56%	0	2008
	20.871412	23.730715	13.70%	0	2007
	18.240167	20.871412	14.43%	0	2006
	15.804913	18.240167	15.41%	0	2005
	14.356964	15.804913	10.09%	0	2004

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	18.605200	8.804187	-52.68%	0	2008
	18.165598	18.605200	2.42%	0	2007
	16.116930	18.165598	12.71%	0	2006
	16.195296	16.116930	-0.48%	0	2005
	14.643720	16.195296	10.60%	0	2004

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	11.089715	7.578340	-31.66%	0	2008
	11.003433	11.089715	0.78%	0	2007
	10.000000	11.003433	10.03%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	14.045174	9.946645	-29.18%	189	2008
	14.858915	14.045174	-5.48%	2,442	2007
	13.057656	14.858915	13.79%	2,595	2006
	12.994360	13.057656	0.49%	2,760	2005
	12.050137	12.994360	7.84%	2,941	2004

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	17.912494	11.655627	-34.93%	0	2008
	18.890637	17.912494	-5.18%	0	2007
	16.620804	18.890637	13.66%	0	2006
	15.727990	16.620804	5.68%	0	2005
	13.082512	15.727990	20.22%	0	2004

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	10.000000	6.528761	-34.71%	0	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	19.554597	8.990338	-54.02%	0	2008
	15.642267	19.554597	25.01%	0	2007
	12.561545	15.642267	24.53%	0	2006
	10.000000	12.561545	25.62%	0	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	21.197548	12.277487	-42.08%	0	2008
	18.901107	21.197548	12.15%	0	2007
	16.018642	18.901107	17.99%	0	2006
	14.965327	16.018642	7.04%	0	2005
	12.996160	14.965327	15.15%	0	2004

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	16.149676	9.351568	-42.09%	1,653	2008
	14.401492	16.149676	12.14%	562	2007
	12.203614	14.401492	18.01%	0	2006
	11.404916	12.203614	7.00%	0	2005
	10.000000	11.404916	14.05%	0	2004*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	11.462082	11.826573	3.18%	0	2008
	10.627603	11.462082	7.85%	0	2007
	9.693494	10.627603	9.64%	0	2006
	10.000000	9.693494	-3.07%	0	2005*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	13.683762	11.158570	-18.45%	0	2008
	12.773294	13.683762	7.13%	0	2007
	11.906852	12.773294	7.28%	0	2006
	11.383070	11.906852	4.60%	0	2005
	10.819661	11.383070	5.21%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	20.360724	11.014897	-45.90%	201	2008
	15.340883	20.360724	32.72%	201	2007
	14.470548	15.340883	6.01%	0	2006
	13.232185	14.470548	9.36%	0	2005
	11.545669	13.232185	14.61%	0	2004

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	16.464244	10.197544	-38.06%	0	2008
	15.970494	16.464244	3.09%	0	2007
	14.839574	15.970494	7.62%	0	2006
	13.770838	14.839574	7.76%	0	2005
	12.067191	13.770838	14.12%	0	2004

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	25.652212	11.908655	-53.58%	186	2008
	20.619851	25.652212	24.41%	100	2007
	14.467122	20.619851	42.53%	0	2006
	11.278764	14.467122	28.27%	0	2005
	10.000000	11.278764	12.79%	0	2004*

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	35.170254	16.320779	-53.59%	0	2008
	28.282713	35.170254	24.35%	0	2007
	19.852517	28.282713	42.46%	0	2006
	15.486381	19.852517	28.19%	0	2005
	13.430764	15.486381	15.31%	0	2004

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	13.693874	8.383416	-38.78%	0	2008
	12.697865	13.693874	7.84%	0	2007
	12.179714	12.697865	4.25%	0	2006
	12.027601	12.179714	1.26%	0	2005
	11.359727	12.027601	5.88%	0	2004

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	17.101360	11.173515	-34.66%	337	2008
	16.363186	17.101360	4.51%	337	2007
	13.975865	16.363186	17.08%	0	2006
	13.510880	13.975865	3.44%	0	2005
	12.111525	13.510880	11.55%	0	2004

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	13.861911	7.212692	-47.97%	0	2008
	13.826580	13.861911	0.26%	692	2007
	11.527383	13.826580	19.95%	0	2006
	10.000000	11.527383	15.27%	0	2005*

Neuberger Berman Advisers Management Trust - AMT Mid Cap Growth Portfolio: S Class - Q/NQ	20.338652	11.160310	-45.13%	0	2008
	17.134766	20.338652	18.70%	0	2007
	15.406699	17.134766	11.22%	0	2006
	13.980420	15.406699	10.20%	0	2005
	12.401943	13.980420	12.73%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	12.343406	6.481236	-47.49%	0	2008
	12.331119	12.343406	0.10%	0	2007
	11.440812	12.331119	7.78%	0	2006
	10.000000	11.440812	14.41%	0	2005*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.849756	8.283961	-15.90%	2,954	2008
	9.678464	9.849756	1.77%	1,193	2007
	9.559888	9.678464	1.24%	0	2006
	9.699565	9.559888	-1.44%	0	2005
	9.906912	9.699565	-2.09%	0	2004

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	13.416654	7.888714	-41.20%	0	2008
	13.741763	13.416654	-2.37%	0	2007
	13.438103	13.741763	2.26%	0	2006
	13.441656	13.438103	-0.03%	0	2005
	12.367041	13.441656	8.69%	0	2004

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	16.015047	9.421190	-41.17%	0	2008
	15.320993	16.015047	4.53%	1,126	2007
	13.868737	15.320993	10.47%	0	2006
	13.358352	13.868737	3.82%	0	2005
	12.138234	13.358352	10.05%	0	2004

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.677589	7.284269	-31.78%	24,377	2008
	10.356520	10.677589	3.10%	0	2007
	10.000000	10.356520	3.57%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.342087	9.055406	-12.44%	21,581	2008
	10.338814	10.342087	0.03%	0	2007
	10.000000	10.338814	3.39%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	11.815629	7.043393	-40.39%	0	2008
	10.636230	11.815629	11.09%	0	2007
	10.000000	10.636230	6.36%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	11.051329	5.989017	-45.81%	0	2008
	10.167563	11.051329	8.69%	0	2007
	10.000000	10.167563	1.68%	0	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	9.702909	5.837930	-39.83%	29,863	2008
	10.000000	9.702909	-2.97%	0	2007*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	12.491713	8.738764	-30.04%	0	2008
	12.469291	12.491713	0.18%	0	2007
	11.603605	12.469291	7.46%	0	2006
	11.665375	11.603605	-0.53%	0	2005
	10.906328	11.665375	6.96%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.135297	7.778112	-30.15%	0	2008
	11.111696	11.135297	0.21%	0	2007
	10.340700	11.111696	7.46%	0	2006
	10.000000	10.340700	3.41%	0	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class II - Q/NQ	44.268999	18.091475	-59.13%	0	2008
	31.388707	44.268999	41.03%	0	2007
	23.699996	31.388707	32.44%	0	2006
	18.433128	23.699996	28.57%	0	2005
	15.754061	18.433128	17.01%	0	2004

NVIT Gartmore NVIT Emerging Markets Fund: Class VI - Q/NQ	28.069984	11.489505	-59.07%	0	2008
	19.867500	28.069984	41.29%	0	2007
	14.974442	19.867500	32.68%	0	2006
	11.632834	14.974442	28.73%	0	2005
	10.000000	11.632834	16.33%	0	2004*

NVIT Gartmore NVIT Global Utilities Fund: Class II - Q/NQ	23.751268	15.420572	-35.07%	0	2008
	20.366102	23.751268	16.62%	0	2007
	15.263774	20.366102	33.43%	0	2006
	14.794802	15.263774	3.17%	0	2005
	11.754246	14.794802	25.87%	0	2004

NVIT Gartmore NVIT International Equity Fund: Class VI - Q/NQ	10.000000	5.402414	-45.98%	0	2008*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ	10.000000	5.055404	-49.45%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	10.000000	6.058092	-39.42%	3,389	2008*

NVIT NVIT Cardinal SM Aggressive Fund: Class II - Q/NQ	10.000000	6.290186	-37.10%	0	2008*

NVIT NVIT Cardinal SM Balanced Fund: Class II - Q/NQ	10.000000	7.836226	-21.64%	6,034	2008*

NVIT NVIT Cardinal SM Capital Appreciation Fund: Class II - Q/NQ	10.000000	7.121572	-28.78%	0	2008*

NVIT NVIT Cardinal SM Conservative Fund: Class II - Q/NQ	10.000000	8.974545	-10.25%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinal SM Moderate Fund: Class II - Q/NQ	10.000000	7.475662	-25.24%	0	2008*

NVIT NVIT Cardinal SM Moderately Aggressive Fund: Class II - Q/NQ	10.000000	6.762303	-32.38%	0	2008*

NVIT NVIT Cardinal SM Moderately Conservative Fund: Class II - Q/NQ	10.000000	8.212251	-17.88%	0	2008*

NVIT NVIT Core Bond Fund: Class II - Q/NQ	10.000000	9.733732	-2.66%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	10.000000	9.739499	-2.61%	0	2008*

NVIT NVIT Global Financial Services Fund: Class II - Q/NQ	18.563710	9.676184	-47.88%	0	2008
	19.384910	18.563710	-4.24%	0	2007
	16.614898	19.384910	16.67%	0	2006
	15.435861	16.614898	7.64%	0	2005
	13.156728	15.435861	17.32%	0	2004

NVIT NVIT Government Bond Fund: Class I - Q/NQ	10.375340	10.857829	4.65%	2,753	2008
	9.967778	10.375340	4.09%	1,242	2007
	9.927655	9.967778	0.40%	0	2006
	9.895140	9.927655	0.33%	0	2005
	9.863646	9.895140	0.32%	0	2004

NVIT NVIT Health Sciences Fund: Class II - Q/NQ	14.781876	10.712631	-27.53%	0	2008
	13.476102	14.781876	9.69%	0	2007
	13.540880	13.476102	-0.48%	0	2006
	12.882228	13.540880	5.11%	0	2005
	12.327520	12.882228	4.50%	0	2004

NVIT NVIT Health Sciences Fund: Class VI - Q/NQ	11.202742	8.113962	-27.57%	0	2008
	10.208414	11.202742	9.74%	0	2007
	10.259128	10.208414	-0.49%	0	2006
	9.755864	10.259128	5.16%	0	2005
	10.000000	9.755864	-2.44%	0	2004*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	11.427281	6.317471	-44.72%	0	2008
	10.754640	11.427281	6.25%	0	2007
	10.000000	10.754640	7.55%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.214908	10.239026	-8.70%	0	2008
	10.956141	11.214908	2.36%	0	2007
	10.621905	10.956141	3.15%	0	2006
	10.582671	10.621905	0.37%	0	2005
	10.408847	10.582671	1.67%	10,232	2004

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.500087	10.316729	-17.47%	6,923	2008
	12.156484	12.500087	2.83%	171	2007
	11.540093	12.156484	5.34%	286	2006
	11.367702	11.540093	1.52%	409	2005
	10.919414	11.367702	4.11%	536	2004

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	13.880760	10.356855	-25.39%	35,433	2008
	13.524766	13.880760	2.63%	23,757	2007
	12.501130	13.524766	8.19%	23,757	2006
	12.214046	12.501130	2.35%	23,757	2005
	11.477768	12.214046	6.41%	8,854	2004

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	15.730395	10.484369	-33.35%	10,905	2008
	15.256095	15.730395	3.11%	0	2007
	13.708969	15.256095	11.29%	2,580	2006
	13.177970	13.708969	4.03%	12,338	2005
	12.101075	13.177970	8.90%	9,965	2004

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	17.058331	10.465793	-38.65%	0	2008
	16.573999	17.058331	2.92%	1,397	2007
	14.596597	16.573999	13.55%	503	2006
	13.919470	14.596597	4.86%	503	2005
	12.565241	13.919470	10.78%	503	2004

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	17.683461	10.914537	-38.28%	0	2008
	16.925572	17.683461	4.48%	0	2007
	15.853004	16.925572	6.77%	0	2006
	14.555500	15.853004	8.91%	0	2005
	12.945767	14.555500	12.43%	0	2004

NVIT NVIT Money Market Fund: Class I - Q/NQ	9.889685	9.805143	-0.85%	3,391	2008
	9.715772	9.889685	1.79%	328	2007
	9.566609	9.715772	1.56%	336	2006
	9.590593	9.566609	-0.25%	3,821	2005
	9.792489	9.590593	-2.06%	513	2004

NVIT NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ	10.000000	6.007068	-39.93%	2,414	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager International Value Fund: Class II - Q/NQ	20.484145	10.650052	-48.01%	0	2008
	20.532404	20.484145	-0.24%	0	2007
	17.265128	20.532404	18.92%	0	2006
	15.896508	17.265128	8.61%	0	2005
	13.635582	15.896508	16.58%	0	2004

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	14.649884	7.620597	-47.98%	870	2008
	14.685857	14.649884	-0.24%	637	2007
	12.348532	14.685857	18.93%	0	2006
	11.368174	12.348532	8.62%	0	2005
	10.000000	11.368174	13.68%	0	2004*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	10.000000	6.238730	-37.61%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	10.000000	6.226947	-37.73%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	10.000000	6.149997	-38.50%	1,071	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	10.000000	6.628414	-33.72%	1,820	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ	15.146086	7.866243	-48.06%	0	2008
	14.240003	15.146086	6.36%	0	2007
	14.231869	14.240003	0.06%	0	2006
	13.596267	14.231869	4.67%	0	2005
	12.366565	13.596267	9.94%	0	2004

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	17.047395	11.211420	-34.23%	0	2008
	18.918131	17.047395	-9.89%	0	2007
	16.628596	18.918131	13.77%	0	2006
	16.651779	16.628596	-0.14%	0	2005
	14.650131	16.651779	13.66%	0	2004

NVIT NVIT Multi-Manager Small Company Fund: Class II - Q/NQ	17.915143	10.728404	-40.12%	409	2008
	18.100779	17.915143	-1.03%	177	2007
	16.671145	18.100779	8.58%	0	2006
	15.319338	16.671145	8.82%	0	2005
	13.274994	15.319338	15.40%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	11.091759	8.912319	-19.65%	0	2008
	10.914125	11.091759	1.63%	0	2007
	10.714977	10.914125	1.86%	0	2006
	10.793138	10.714977	-0.72%	0	2005
	10.428357	10.793138	3.50%	0	2004

NVIT NVIT Nationwide Fund: Class II - Q/NQ	15.240793	8.644671	-43.28%	2,676	2008
	14.542462	15.240793	4.80%	1,067	2007
	13.199042	14.542462	10.18%	0	2006
	12.691615	13.199042	4.00%	0	2005
	11.926791	12.691615	6.41%	0	2004

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.000000	9.753488	-2.47%	0	2008*

NVIT NVIT Technology and Communications Fund: Class II - Q/NQ	16.753103	8.334388	-50.25%	0	2008
	14.372668	16.753103	16.56%	0	2007
	13.366066	14.372668	7.53%	0	2006
	13.864555	13.366066	-3.60%	0	2005
	13.718029	13.864555	1.07%	0	2004

NVIT NVIT Technology and Communications Fund: Class VI - Q/NQ	13.047450	6.488361	-50.27%	0	2008
	11.202265	13.047450	16.47%	0	2007
	10.368904	11.202265	8.04%	0	2006
	10.755609	10.368904	-3.60%	0	2005
	10.000000	10.755609	7.56%	0	2004*

NVIT NVIT U.S. Growth Leaders Fund: Class II - Q/NQ	17.788298	10.114032	-43.14%	0	2008
	14.996232	17.788298	18.62%	0	2007
	15.513430	14.996232	-3.33%	0	2006
	14.294760	15.513430	8.53%	0	2005
	13.125934	14.294760	8.90%	0	2004

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	15.150013	9.239589	-39.01%	306	2008
	16.014427	15.150013	-5.40%	728	2007
	14.263491	16.014427	12.28%	0	2006
	14.122639	14.263491	1.00%	0	2005
	12.415544	14.122639	13.75%	0	2004

NVIT Van Kampen NVIT Real Estate Fund: Class II - Q/NQ	10.000000	5.525070	-44.75%	0	2008*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	14.887167	7.858249	-47.21%	0	2008
	13.460732	14.887167	10.60%	0	2007
	12.866230	13.460732	4.62%	0	2006
	12.628498	12.866230	1.88%	0	2005
	12.192301	12.628498	3.58%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	14.871911	8.618182	-42.05%	0	2008
	14.435995	14.871911	3.02%	0	2007
	12.656176	14.435995	14.06%	0	2006
	11.421809	12.656176	10.81%	0	2005
	10.000000	11.421809	14.22%	0	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	21.063053	12.209181	-42.04%	0	2008
	20.441325	21.063053	3.04%	0	2007
	17.926533	20.441325	14.03%	0	2006
	16.176333	17.926533	10.82%	0	2005
	14.006480	16.176333	15.49%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	9.464148	1.964563	-79.24%	0	2008
	10.000000	9.464148	-5.36%	0	2007*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	11.769983	2.449764	-79.19%	0	2008
	12.174283	11.769983	-3.32%	0	2007
	11.471978	12.174283	6.12%	0	2006
	11.575495	11.471978	-0.89%	0	2005
	10.958158	11.575495	5.63%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	14.719571	8.775989	-40.38%	2,650	2008
	14.549733	14.719571	1.17%	4,655	2007
	13.049418	14.549733	11.50%	3,957	2006
	12.701899	13.049418	2.74%	2,135	2005
	11.978907	12.701899	6.04%	2,135	2004

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ	17.882304	10.769625	-39.77%	657	2008
	18.669804	17.882304	-4.22%	176	2007
	16.759374	18.669804	11.40%	0	2006
	15.722038	16.759374	6.60%	0	2005
	13.578705	15.722038	15.78%	0	2004

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB - Q/NQ	13.824971	8.233038	-40.45%	0	2008
	15.147670	13.824971	-8.73%	0	2007
	13.450598	15.147670	12.62%	0	2006
	13.156167	13.450598	2.24%	0	2005
	12.187758	13.156167	7.95%	0	2004

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	20.178866	10.986909	-45.55%	0	2008
	19.170153	20.178866	5.26%	0	2007
	15.448511	19.170153	24.09%	0	2006
	14.171750	15.448511	9.01%	0	2005
	12.554124	14.171750	12.89%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	12.792270	7.824998	-38.83%	0	2008
	12.480649	12.792270	2.50%	0	2007
	12.183574	12.480649	2.44%	0	2006
	11.864499	12.183574	2.69%	0	2005
	11.627345	11.864499	2.04%	0	2004

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	12.883440	7.177452	-44.29%	1,422	2008
	11.790863	12.883440	9.27%	649	2007
	11.100267	11.790863	6.22%	0	2006
	10.000000	11.100267	11.00%	0	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	12.038436	7.453463	-38.09%	0	2008
	12.029100	12.038436	0.08%	0	2007
	10.435000	12.029100	15.28%	0	2006
	10.000000	10.435000	4.35%	0	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.263831	10.101489	-1.58%	0	2008
	10.041653	10.263831	2.21%	0	2007
	9.935459	10.041653	1.07%	0	2006
	10.000000	9.935459	-0.65%	0	2005*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.520673	9.152130	-13.01%	2,210	2008
	10.293809	10.520673	2.20%	1,139	2007
	10.230641	10.293809	0.62%	0	2006
	10.131364	10.230641	0.98%	0	2005
	10.020441	10.131364	1.11%	0	2004

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	16.089946	13.289651	-17.40%	0	2008
	15.568941	16.089946	3.35%	0	2007
	14.461970	15.568941	7.65%	0	2006
	13.274069	14.461970	8.95%	0	2005
	12.412379	13.274069	6.94%	0	2004

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	21.477415	12.923434	-39.83%	0	2008
	26.728022	21.477415	-19.64%	0	2007
	19.982221	26.728022	33.76%	0	2006
	17.615706	19.982221	13.43%	0	2005
	13.325440	17.615706	32.20%	0	2004

Additional Contract Options Elected (Total 2.90%)
(Variable account charges of 2.90% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	15.199433	7.097639	-53.30%	0	2008
	15.445290	15.199433	-1.59%	0	2007
	14.082772	15.445290	9.68%	0	2006
	13.755481	14.082772	2.38%	0	2005
	12.780967	13.755481	7.62%	0	2004
	10.000000	12.780967	27.81%	0	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	14.757319	8.220743	-44.29%	0	2008
	13.604316	14.757319	8.48%	0	2007
	13.209319	13.604316	2.99%	0	2006
	12.527929	13.209319	5.44%	0	2005
	12.133668	12.527929	3.25%	0	2004
	10.000000	12.133668	21.34%	0	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	18.329773	9.409431	-48.67%	0	2008
	17.078741	18.329773	7.33%	0	2007
	15.128125	17.078741	12.89%	0	2006
	14.257436	15.128125	6.11%	0	2005
	12.738161	14.257436	11.93%	0	2004
	10.000000	12.738161	27.38%	0	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	15.449745	8.896206	-42.42%	0	2008
	15.176090	15.449745	1.80%	972	2007
	13.359058	15.176090	13.60%	972	2006
	13.152366	13.359058	1.57%	972	2005
	12.178430	13.152366	8.00%	972	2004
	10.000000	12.178430	21.78%	972	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	17.658212	11.016063	-37.62%	0	2008
	17.914891	17.658212	-1.43%	0	2007
	16.154216	17.914891	10.90%	0	2006
	15.600628	16.154216	3.55%	0	2005
	13.492749	15.600628	15.62%	0	2004
	10.000000	13.492749	34.93%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	14.876804	9.428092	-36.63%	0	2008
	15.390378	14.876804	-3.34%	0	2007
	13.567446	15.390378	13.44%	0	2006
	13.367576	13.567446	1.50%	0	2005
	12.228964	13.367576	9.31%	0	2004
	10.000000	12.228964	22.29%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II - Q/NQ	21.161036	11.320958	-46.50%	0	2008
	18.484272	21.161036	14.48%	0	2007
	15.259105	18.484272	21.14%	0	2006
	13.892599	15.259105	9.84%	0	2005
	12.465623	13.892599	11.45%	0	2004
	10.000000	12.465623	24.66%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV - Q/NQ	16.964085	9.067101	-46.55%	0	2008
	14.820471	16.964085	14.46%	0	2007
	12.222665	14.820471	21.25%	0	2006
	11.141201	12.222665	9.71%	0	2005
	10.000000	11.141201	11.41%	0	2004*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	12.263533	8.988963	-26.70%	0	2008
	12.945901	12.263533	-5.27%	0	2007
	11.088599	12.945901	16.75%	0	2006
	10.000000	11.088599	10.89%	0	2005*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II - Q/NQ	13.652512	7.735012	-43.34%	0	2008
	11.636986	13.652512	17.32%	0	2007
	12.403985	11.636986	-6.18%	0	2006
	12.525993	12.403985	-0.97%	0	2005
	11.664747	12.525993	7.38%	0	2004
	10.000000	11.664747	16.65%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	14.688985	10.439472	-28.93%	0	2008
	15.978534	14.688985	-8.07%	0	2007
	13.889704	15.978534	15.04%	0	2006
	13.641091	13.889704	1.82%	0	2005
	12.304334	13.641091	10.86%	0	2004
	10.000000	12.304334	23.04%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class II - Q/NQ	16.090430	8.012234	-50.20%	0	2008
	11.877890	16.090430	35.47%	0	2007
	11.234659	11.877890	5.73%	1,954	2006
	10.000000	11.234659	12.35%	1,953	2005*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.896571	10.412481	-4.44%	0	2008
	10.250604	10.896571	6.30%	0	2007
	10.390962	10.250604	-1.35%	0	2006
	10.535795	10.390962	-1.37%	0	2005
	10.254590	10.535795	2.74%	0	2004
	10.000000	10.254590	2.55%	0	2003*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	17.512361	11.747014	-32.92%	0	2008
	18.157352	17.512361	-3.55%	0	2007
	16.342953	18.157352	11.10%	0	2006
	15.694264	16.342953	4.13%	0	2005
	13.260690	15.694264	18.35%	0	2004
	10.000000	13.260690	32.61%	0	2003*

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	14.870437	9.049825	-39.14%	0	2008
	14.588820	14.870437	1.93%	971	2007
	13.040322	14.588820	11.87%	971	2006
	12.858506	13.040322	1.41%	971	2005
	12.000142	12.858506	7.15%	971	2004
	10.000000	12.000142	20.00%	971	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	13.936072	9.509555	-31.76%	0	2008
	13.434090	13.936072	3.74%	0	2007
	11.904638	13.434090	12.85%	0	2006
	11.774304	11.904638	1.11%	0	2005
	11.570934	11.774304	1.76%	0	2004
	10.000000	11.570934	15.71%	0	2003*

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares - Q/NQ	12.086400	7.302543	-39.58%	0	2008
	14.032413	12.086400	-13.87%	0	2007
	13.958952	14.032413	0.53%	0	2006
	13.617890	13.958952	2.50%	0	2005
	12.629559	13.617890	7.83%	0	2004
	10.000000	12.629559	26.30%	0	2003*

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	13.203521	8.466124	-35.88%	0	2008
	15.088254	13.203521	-12.49%	0	2007
	13.338695	15.088254	13.12%	0	2006
	13.109750	13.338695	1.75%	0	2005
	12.329751	13.109750	6.33%	0	2004
	10.000000	12.329751	23.30%	0	2003*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	14.527619	9.920870	-31.71%	0	2008
	13.647992	14.527619	6.45%	0	2007
	12.138671	13.647992	12.43%	0	2006
	12.291793	12.138671	-1.25%	0	2005
	11.818555	12.291793	4.00%	0	2004
	10.000000	11.818555	18.19%	0	2003*

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	9.750141	9.385577	-3.74%	0	2008
	10.194422	9.750141	-4.36%	0	2007
	10.000000	10.194422	1.94%	0	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	10.099163	9.065616	-10.23%	0	2008
	9.893854	10.099163	2.08%	0	2007
	9.804217	9.893854	0.91%	0	2006
	9.997561	9.804217	-1.93%	0	2005
	9.965327	9.997561	0.32%	0	2004
	10.000000	9.965327	-0.35%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	19.157279	10.659681	-44.36%	0	2008
	16.821769	19.157279	13.88%	0	2007
	15.545572	16.821769	8.21%	1,272	2006
	13.723723	15.545572	13.28%	1,271	2005
	12.272996	13.723723	11.82%	0	2004
	10.000000	12.272996	22.73%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	21.222148	9.394740	-55.73%	0	2008
	15.008928	21.222148	41.40%	0	2007
	13.253757	15.008928	13.24%	0	2006
	10.000000	13.253757	32.54%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	15.796657	8.771043	-44.48%	0	2008
	16.066649	15.796657	-1.68%	0	2007
	13.795673	16.066649	16.46%	1,411	2006
	13.456846	13.795673	2.52%	1,410	2005
	12.459069	13.456846	8.01%	0	2004
	10.000000	12.459069	24.59%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Freedom 2010 Portfolio: Service Class 2 - Q/NQ	11.859198	8.616782	-27.34%	0	2008
	11.266401	11.859198	5.26%	0	2007
	10.587614	11.266401	6.41%	0	2006
	10.000000	10.587614	5.88%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Freedom 2020 Portfolio: Service Class 2 - Q/NQ	12.613068	8.229718	-34.75%	0	2008
	11.814257	12.613068	6.76%	0	2007
	10.891253	11.814257	8.47%	0	2006
	10.000000	10.891253	8.91%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Freedom 2030 Portfolio: Service Class 2 - Q/NQ	13.123546	7.878248	-39.97%	0	2008
	12.169241	13.123546	7.84%	0	2007
	11.097340	12.169241	9.66%	0	2006
	10.000000	11.097340	10.97%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	16.097330	8.235273	-48.84%	0	2008
	13.090608	16.097330	22.97%	0	2007
	12.649189	13.090608	3.49%	1,536	2006
	12.346444	12.649189	2.45%	1,535	2005
	12.330205	12.346444	0.13%	0	2004
	10.000000	12.330205	23.30%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	10.234658	9.593839	-6.26%	10,720	2008
	10.128315	10.234658	1.05%	12,732	2007
	10.015658	10.128315	1.12%	2,088	2006
	10.122163	10.015658	-1.05%	0	2005
	10.005256	10.122163	1.17%	0	2004
	10.000000	10.005256	0.05%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	23.387002	13.713726	-41.36%	0	2008
	20.885751	23.387002	11.98%	0	2007
	19.134542	20.885751	9.15%	0	2006
	16.696106	19.134542	14.60%	0	2005
	13.793477	16.696106	21.04%	0	2004
	10.000000	13.793477	37.93%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	23.673771	12.881170	-45.59%	0	2008
	20.832105	23.673771	13.64%	0	2007
	18.215158	20.832105	14.37%	0	2006
	15.791349	18.215158	15.35%	0	2005
	14.352034	15.791349	10.03%	0	2004
	10.000000	14.352034	43.52%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	16.368834	8.908745	-45.57%	0	2008
	14.403139	16.368834	13.65%	0	2007
	12.589481	14.403139	14.41%	0	2006
	10.918019	12.589481	15.31%	0	2005
	10.000000	10.918019	9.18%	0	2004

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	18.560573	8.778535	-52.70%	0	2008
	18.131407	18.560573	2.37%	0	2007
	16.094853	18.131407	12.65%	0	2006
	16.181416	16.094853	-0.53%	0	2005
	14.638700	16.181416	10.54%	0	2004
	10.000000	14.638700	46.39%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	11.080202	7.567928	-31.70%	0	2008
	10.999677	11.080202	0.73%	0	2007
	10.000000	10.999677	10.00%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	14.011474	9.917662	-29.22%	0	2008
	14.830946	14.011474	-5.53%	0	2007
	13.039769	14.830946	13.74%	0	2006
	12.983211	13.039769	0.44%	0	2005
	12.045993	12.983211	7.78%	0	2004
	10.000000	12.045993	20.46%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	17.869494	11.621645	-34.96%	0	2008
	18.855057	17.869494	-5.23%	0	2007
	16.598023	18.855057	13.60%	0	2006
	15.714493	16.598023	5.62%	0	2005
	13.078014	15.714493	20.16%	0	2004
	10.000000	13.078014	30.78%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	10.000000	6.526519	-34.73%	0	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	19.527774	8.973377	-54.05%	0	2008
	15.628896	19.527774	24.95%	0	2007
	12.557258	15.628896	24.46%	0	2006
	10.000000	12.557258	25.57%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	21.146720	12.241734	-42.11%	0	2008
	18.865540	21.146720	12.09%	0	2007
	15.996704	18.865540	17.93%	0	2006
	14.952499	15.996704	6.98%	0	2005
	12.991703	14.952499	15.09%	0	2004
	10.000000	12.991703	29.92%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	16.119306	9.329169	-42.12%	4,151	2008
	14.381842	16.119306	12.08%	1,891	2007
	12.193209	14.381842	17.95%	517	2006
	11.401040	12.193209	6.95%	0	2005
	10.000000	11.401040	14.01%	0	2004*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	11.446355	11.804270	3.13%	0	2008
	10.618516	11.446355	7.80%	0	2007
	9.690179	10.618516	9.58%	0	2006
	10.000000	9.690179	-3.10%	0	2005*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	13.650885	11.126039	-18.50%	0	2008
	12.749207	13.650885	7.07%	0	2007
	11.890510	12.749207	7.22%	0	2006
	11.373293	11.890510	4.55%	0	2005
	10.815940	11.373293	5.15%	0	2004
	10.000000	10.815940	8.16%	0	2003*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	20.311904	10.982818	-45.93%	0	2008
	15.312013	20.311904	32.65%	0	2007
	14.450732	15.312013	5.96%	0	2006
	13.220843	14.450732	9.30%	0	2005
	11.541708	13.220843	14.55%	0	2004
	10.000000	11.541708	15.42%	0	2003*

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	16.424740	10.167827	-38.09%	0	2008
	15.940436	16.424740	3.04%	0	2007
	14.819240	15.940436	7.57%	0	2006
	13.759029	14.819240	7.71%	0	2005
	12.063045	13.759029	14.06%	0	2004
	10.000000	12.063045	20.63%	0	2003*

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	25.603961	11.880114	-53.60%	0	2008
	20.591711	25.603961	24.34%	0	2007
	14.454788	20.591711	42.46%	256	2006
	11.274929	14.454788	28.20%	0	2005
	10.000000	11.274929	12.75%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	35.085929	16.273235	-53.62%	0	2008
	28.229503	35.085929	24.29%	0	2007
	19.825334	28.229503	42.39%	0	2006
	15.473111	19.825334	28.13%	0	2005
	13.426165	15.473111	15.25%	0	2004
	10.000000	13.426165	34.26%	0	2003*

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	13.661043	8.359002	-38.81%	0	2008
	12.673971	13.661043	7.79%	0	2007
	12.163031	12.673971	4.20%	0	2006
	12.017285	12.163031	1.21%	0	2005
	11.355831	12.017285	5.82%	0	2004
	10.000000	11.355831	13.56%	0	2003*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	17.060349	11.140961	-34.70%	0	2008
	16.332392	17.060349	4.46%	0	2007
	13.956727	16.332392	17.02%	0	2006
	13.499305	13.956727	3.39%	0	2005
	12.107371	13.499305	11.50%	0	2004
	10.000000	12.107371	21.07%	0	2003*

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	13.842900	7.199082	-47.99%	0	2008
	13.814772	13.842900	0.20%	4,472	2007
	11.523451	13.814772	19.88%	1,112	2006
	10.000000	11.523451	15.23%	0	2005*

Neuberger Berman Advisers Management Trust - AMT Mid Cap Growth Portfolio: S Class - Q/NQ	20.286401	11.125883	-45.16%	0	2008
	17.099587	20.286401	18.64%	0	2007
	15.382955	17.099587	11.16%	0	2006
	13.966047	15.382955	10.15%	0	2005
	12.395570	13.966047	12.67%	0	2004
	10.000000	12.395570	23.96%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	12.326477	6.469009	-47.52%	0	2008
	12.320585	12.326477	0.05%	0	2007
	11.436904	12.320585	7.73%	0	2006
	10.000000	11.436904	14.37%	0	2005*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.826118	8.259826	-15.94%	13,349	2008
	9.660236	9.826118	1.72%	13,909	2007
	9.546777	9.660236	1.19%	2,425	2006
	9.691239	9.546777	-1.49%	0	2005
	9.903507	9.691239	-2.14%	0	2004
	10.000000	9.903507	-0.96%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	13.384456	7.865721	-41.23%	0	2008
	13.715880	13.384456	-2.42%	0	2007
	13.419688	13.715880	2.21%	0	2006
	13.430116	13.419688	-0.08%	0	2005
	12.362790	13.430116	8.63%	0	2004
	10.000000	12.362790	23.63%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	15.976650	9.393754	-41.20%	0	2008
	15.292170	15.976650	4.48%	7,678	2007
	13.849765	15.292170	10.41%	1,744	2006
	13.346916	13.849765	3.77%	0	2005
	12.134069	13.346916	10.00%	0	2004
	10.000000	12.134069	21.34%	0	2003*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.668436	7.274279	-31.81%	3,479	2008
	10.352988	10.668436	3.05%	2,341	2007
	10.000000	10.352988	3.53%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.333205	9.042976	-12.49%	3,077	2008
	10.335279	10.333205	-0.02%	2,396	2007
	10.000000	10.335279	3.35%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	11.805488	7.033718	-40.42%	0	2008
	10.632602	11.805488	11.03%	0	2007
	10.000000	10.632602	6.33%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	11.041848	5.980793	-45.84%	0	2008
	10.164081	11.041848	8.64%	0	2007
	10.000000	10.164081	1.64%	0	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	9.699564	5.832904	-39.86%	4,272	2008
	10.000000	9.699564	-3.00%	2,658	2007*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	12.461746	8.713305	-30.08%	0	2008
	12.445815	12.461746	0.13%	0	2007
	11.587708	12.445815	7.41%	0	2006
	11.655376	11.587708	-0.58%	0	2005
	10.902580	11.655376	6.90%	0	2004
	10.000000	10.902580	9.03%	0	2003*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.120039	7.763459	-30.18%	0	2008
	11.102217	11.120039	0.16%	0	2007
	10.337176	11.102217	7.40%	0	2006
	10.000000	10.337176	3.37%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Gartmore NVIT Emerging Markets Fund: Class II - Q/NQ	44.162882	18.038780	-59.15%	0	2008
	31.329657	44.162882	40.96%	0	2007
	23.667553	31.329657	32.37%	0	2006
	18.417335	23.667553	28.51%	0	2005
	15.748667	18.417335	16.95%	0	2004
	10.000000	15.748667	57.49%	0	2003*

NVIT Gartmore NVIT Emerging Markets Fund: Class VI - Q/NQ	28.017167	11.461954	-59.09%	0	2008
	19.840375	28.017167	41.21%	0	2007
	14.961672	19.840375	32.61%	0	2006
	11.628878	14.961672	28.66%	0	2005
	10.000000	11.628878	16.29%	0	2004*

NVIT Gartmore NVIT Global Utilities Fund: Class II - Q/NQ	23.694241	15.375610	-35.11%	0	2008
	20.327720	23.694241	16.56%	0	2007
	15.242822	20.327720	33.36%	0	2006
	14.782091	15.242822	3.12%	0	2005
	11.750192	14.782091	25.80%	0	2004
	10.000000	11.750192	17.50%	0	2003*

NVIT Gartmore NVIT International Equity Fund: Class VI - Q/NQ	10.000000	5.400552	-45.99%	0	2008*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ	10.000000	5.053659	-49.46%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	10.000000	6.056003	-39.44%	11,412	2008*

NVIT NVIT Cardinal SM Aggressive Fund: Class II - Q/NQ	10.000000	6.288007	-37.12%	0	2008*

NVIT NVIT Cardinal SM Balanced Fund: Class II - Q/NQ	10.000000	7.833528	-21.66%	0	2008*

NVIT NVIT Cardinal SM Capital Appreciation Fund: Class II - Q/NQ	10.000000	7.119121	-28.81%	0	2008*

NVIT NVIT Cardinal SM Conservative Fund: Class II - Q/NQ	10.000000	8.971456	-10.29%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinal SM Moderate Fund: Class II - Q/NQ	10.000000	7.473088	-25.27%	0	2008*

NVIT NVIT Cardinal SM Moderately Aggressive Fund: Class II - Q/NQ	10.000000	6.759966	-32.40%	0	2008*

NVIT NVIT Cardinal SM Moderately Conservative Fund: Class II - Q/NQ	10.000000	8.209432	-17.91%	0	2008*

NVIT NVIT Core Bond Fund: Class II - Q/NQ	10.000000	9.730392	-2.70%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	10.000000	9.736156	-2.64%	0	2008*

NVIT NVIT Global Financial Services Fund: Class II - Q/NQ	18.519157	9.647968	-47.90%	0	2008
	19.348407	18.519157	-4.29%	0	2007
	16.592118	19.348407	16.61%	0	2006
	15.422614	16.592118	7.58%	0	2005
	13.152205	15.422614	17.26%	0	2004
	10.000000	13.152205	31.52%	0	2003*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	10.350451	10.826210	4.60%	11,665	2008
	9.949017	10.350451	4.03%	12,797	2007
	9.914054	9.949017	0.35%	2,121	2006
	9.886658	9.914054	0.28%	0	2005
	9.860251	9.886658	0.27%	0	2004
	10.000000	9.860251	-1.40%	0	2003*

NVIT NVIT Health Sciences Fund: Class II - Q/NQ	14.746408	10.681413	-27.57%	0	2008
	13.450725	14.746408	9.63%	0	2007
	13.522315	13.450725	-0.53%	0	2006
	12.871172	13.522315	5.06%	0	2005
	12.323283	12.871172	4.45%	0	2004
	10.000000	12.323283	23.23%	0	2003*

NVIT NVIT Health Sciences Fund: Class VI - Q/NQ	11.181639	8.094503	-27.61%	0	2008
	10.194456	11.181639	9.68%	0	2007
	10.250372	10.194456	-0.55%	0	2006
	9.752536	10.250372	5.10%	0	2005
	10.000000	9.752536	-2.47%	0	2004*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	11.417470	6.308791	-44.74%	0	2008
	10.750967	11.417470	6.20%	0	2007
	10.000000	10.750967	7.51%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.187982	10.209177	-8.75%	5,611	2008
	10.935500	11.187982	2.31%	5,611	2007
	10.607328	10.935500	3.09%	5,611	2006
	10.573577	10.607328	0.32%	5,611	2005
	10.405257	10.573577	1.62%	0	2004
	10.000000	10.405257	4.05%	0	2003*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.470094	10.286673	-17.51%	7,748	2008
	12.133582	12.470094	2.77%	9,218	2007
	11.524270	12.133582	5.29%	9,218	2006
	11.357949	11.524270	1.46%	9,218	2005
	10.915663	11.357949	4.05%	0	2004
	10.000000	10.915663	9.16%	0	2003*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	13.847446	10.326667	-25.43%	23,140	2008
	13.499289	13.847446	2.58%	23,704	2007
	12.483991	13.499289	8.13%	20,045	2006
	12.203565	12.483991	2.30%	9,729	2005
	11.473815	12.203565	6.36%	0	2004
	10.000000	11.473815	14.74%	0	2003*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	15.692672	10.453828	-33.38%	67,092	2008
	15.227391	15.692672	3.06%	67,601	2007
	13.690198	15.227391	11.23%	67,601	2006
	13.166672	13.690198	3.98%	39,181	2005
	12.096924	13.166672	8.84%	2,552	2004
	10.000000	12.096924	20.97%	0	2003*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	17.017388	10.435286	-38.68%	17,193	2008
	16.542776	17.017388	2.87%	17,248	2007
	14.576583	16.542776	13.49%	17,291	2006
	13.907522	14.576583	4.81%	17,332	2005
	12.560927	13.907522	10.72%	7,706	2004
	10.000000	12.560927	25.61%	3,144	2003*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	17.641031	10.882728	-38.31%	0	2008
	16.893707	17.641031	4.42%	0	2007
	15.831280	16.893707	6.71%	1,480	2006
	14.543012	15.831280	8.86%	1,479	2005
	12.941316	14.543012	12.38%	0	2004
	10.000000	12.941316	29.41%	0	2003*

NVIT NVIT Money Market Fund: Class I - Q/NQ	9.864687	9.775327	-0.91%	1,695	2008
	9.696233	9.864687	1.74%	4,451	2007
	9.552274	9.696233	1.51%	484	2006
	9.581141	9.552274	-0.30%	0	2005
	9.787876	9.581141	-2.11%	0	2004
	10.000000	9.787876	-2.12%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ	10.000000	6.005004	-39.95%	7,138	2008*

NVIT NVIT Multi-Manager International Value Fund: Class II - Q/NQ	20.435011	10.619030	-48.04%	0	2008
	20.493766	20.435011	-0.29%	0	2007
	17.241481	20.493766	18.86%	0	2006
	15.882898	17.241481	8.55%	0	2005
	13.630908	15.882898	16.52%	0	2004
	10.000000	13.630908	36.31%	0	2003*

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	14.622321	7.602335	-48.01%	2,937	2008
	14.665811	14.622321	-0.30%	3,457	2007
	12.338001	14.665811	18.87%	670	2006
	11.364307	12.338001	8.57%	0	2005
	10.000000	11.364307	13.64%	0	2004*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	10.000000	6.236584	-37.63%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	10.000000	6.224807	-37.75%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	10.000000	6.147883	-38.52%	3,674	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	10.000000	6.626131	-33.74%	5,772	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ	15.109742	7.843310	-48.09%	0	2008
	14.213183	15.109742	6.31%	0	2007
	14.212372	14.213183	0.01%	0	2006
	13.584600	14.212372	4.62%	0	2005
	12.362310	13.584600	9.89%	0	2004
	10.000000	12.362310	23.62%	0	2003*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	17.006506	11.178764	-34.27%	0	2008
	18.882526	17.006506	-9.94%	0	2007
	16.605827	18.882526	13.71%	0	2006
	16.637516	16.605827	-0.19%	0	2005
	14.645102	16.637516	13.60%	0	2004
	10.000000	14.645102	46.45%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Company Fund: Class II - Q/NQ	17.872169	10.697141	-40.15%	667	2008
	18.066722	17.872169	-1.08%	608	2007
	16.648325	18.066722	8.52%	270	2006
	15.306215	16.648325	8.77%	0	2005
	13.270446	15.306215	15.34%	0	2004
	10.000000	13.270446	32.70%	0	2003*

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	11.065126	8.886341	-19.69%	0	2008
	10.893552	11.065126	1.58%	0	2007
	10.700276	10.893552	1.81%	0	2006
	10.783870	10.700276	-0.78%	0	2005
	10.424765	10.783870	3.44%	0	2004
	10.000000	10.424765	4.25%	0	2003*

NVIT NVIT Nationwide Fund: Class II - Q/NQ	15.204239	8.619485	-43.31%	7,969	2008
	14.515092	15.204239	4.75%	6,729	2007
	13.180964	14.515092	10.12%	1,664	2006
	12.680737	13.180964	3.94%	0	2005
	11.922694	12.680737	6.36%	0	2004
	10.000000	11.922694	19.23%	0	2003*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.000000	9.750146	-2.50%	0	2008*

NVIT NVIT Technology and Communications Fund: Class II - Q/NQ	16.712913	8.310097	-50.28%	0	2008
	14.345610	16.712913	16.50%	0	2007
	13.347747	14.345610	7.48%	0	2006
	13.852672	13.347747	-3.64%	0	2005
	13.713318	13.852672	1.02%	0	2004
	10.000000	13.713318	37.13%	0	2003*

NVIT NVIT Technology and Communications Fund: Class VI - Q/NQ	13.022874	6.472781	-50.30%	0	2008
	11.186955	13.022874	16.41%	0	2007
	10.360060	11.186955	7.98%	0	2006
	10.751957	10.360060	-3.64%	0	2005
	10.000000	10.751957	7.52%	0	2004*

NVIT NVIT U.S. Growth Leaders Fund: Class II - Q/NQ	17.745627	10.084556	-43.17%	0	2008
	14.967996	17.745627	18.56%	0	2007
	15.492183	14.967996	-3.38%	0	2006
	14.282499	15.492183	8.47%	0	2005
	13.121426	14.282499	8.85%	0	2004
	10.000000	13.121426	31.21%	0	2003*

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	15.113654	9.212651	-39.04%	768	2008
	15.984278	15.113654	-5.45%	4,031	2007
	14.243936	15.984278	12.22%	3,033	2006
	14.110530	14.243936	0.95%	1,826	2005
	12.411279	14.110530	13.69%	0	2004
	10.000000	12.411279	24.11%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Van Kampen NVIT Real Estate Fund: Class II - Q/NQ	10.000000	5.523160	-44.77%	0	2008*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	14.851457	7.835351	-47.24%	0	2008
	13.435402	14.851457	10.54%	0	2007
	12.848610	13.435402	4.57%	0	2006
	12.617678	12.848610	1.83%	0	2005
	12.188116	12.617678	3.52%	0	2004
	10.000000	12.188116	21.88%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	14.843883	8.597507	-42.08%	0	2008
	14.416256	14.843883	2.97%	0	2007
	12.645362	14.416256	14.00%	0	2006
	11.417920	12.645362	10.75%	0	2005
	10.000000	11.417920	14.18%	0	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	21.012505	12.173602	-42.06%	0	2008
	20.402828	21.012505	2.99%	0	2007
	17.901961	20.402828	13.97%	0	2006
	16.162460	17.901961	10.76%	0	2005
	14.001678	16.162460	15.43%	0	2004
	10.000000	14.001678	40.02%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	9.460886	1.962873	-79.25%	0	2008
	10.000000	9.460886	-5.39%	0	2007*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	11.741725	2.442618	-79.20%	0	2008
	12.151338	11.741725	-3.37%	0	2007
	11.456241	12.151338	6.07%	0	2006
	11.565559	11.456241	-0.95%	0	2005
	10.954392	11.565559	5.58%	0	2004
	10.000000	10.954392	9.54%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	14.684251	8.750421	-40.41%	7,062	2008
	14.522344	14.684251	1.11%	6,523	2007
	13.031540	14.522344	11.44%	1,661	2006
	12.690995	13.031540	2.68%	0	2005
	11.974785	12.690995	5.98%	0	2004
	10.000000	11.974785	19.75%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ	17.839431	10.738257	-39.81%	1,597	2008
	18.634685	17.839431	-4.27%	1,191	2007
	16.736436	18.634685	11.34%	260	2006
	15.708576	16.736436	6.54%	0	2005
	13.574057	15.708576	15.72%	0	2004
	10.000000	13.574057	35.74%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB - Q/NQ	13.791800	8.209043	-40.48%	0	2008
	15.119153	13.791800	-8.78%	0	2007
	13.432161	15.119153	12.56%	0	2006
	13.144882	13.432161	2.19%	0	2005
	12.183573	13.144882	7.89%	0	2004
	10.000000	12.183573	21.84%	0	2003*

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	20.130464	10.954894	-45.58%	0	2008
	19.134074	20.130464	5.21%	0	2007
	15.427356	19.134074	24.03%	0	2006
	14.159595	15.427356	8.95%	0	2005
	12.549818	14.159595	12.83%	0	2004
	10.000000	12.549818	25.50%	0	2003*

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	12.761582	7.802199	-38.86%	0	2008
	12.457162	12.761582	2.44%	0	2007
	12.166878	12.457162	2.39%	0	2006
	11.854318	12.166878	2.64%	0	2005
	11.623350	11.854318	1.99%	0	2004
	10.000000	11.623350	16.23%	0	2003*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	12.865766	7.163908	-44.32%	3,079	2008
	11.780778	12.865766	9.21%	1,729	2007
	11.096477	11.780778	6.17%	0	2006
	10.000000	11.096477	10.96%	0	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	12.021913	7.439386	-38.12%	0	2008
	12.018820	12.021913	0.03%	0	2007
	10.431436	12.018820	15.22%	0	2006
	10.000000	10.431436	4.31%	0	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.249756	10.082448	-1.63%	0	2008
	10.033075	10.249756	2.16%	0	2007
	9.932069	10.033075	1.02%	0	2006
	10.000000	9.932069	-0.68%	0	2005*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.495392	9.125449	-13.05%	8,741	2008
	10.274400	10.495392	2.15%	9,402	2007
	10.216599	10.274400	0.57%	1,599	2006
	10.122660	10.216599	0.93%	0	2005
	10.016986	10.122660	1.05%	0	2004
	10.000000	10.016986	0.17%	0	2003*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	16.048567	13.248647	-17.45%	0	2008
	15.536948	16.048567	3.29%	0	2007
	14.439659	15.536948	7.60%	0	2006
	13.260395	14.439659	8.89%	0	2005
	12.405989	13.260395	6.89%	0	2004
	10.000000	12.405989	24.06%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	21.422224	12.883553	-39.86%	0	2008
	26.673154	21.422224	-19.69%	0	2007
	19.951427	26.673154	33.69%	0	2006
	17.597589	19.951427	13.38%	0	2005
	13.318588	17.597589	32.13%	0	2004
	10.000000	13.318588	33.19%	0	2003*

Additional Contract Options Elected (Total 2.95%)
(Variable account charges of 2.95% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	15.162946	7.076936	-53.33%	83	2008
	15.416198	15.162946	-1.64%	65	2007
	14.063464	15.416198	9.62%	0	2006
	13.743679	14.063464	2.33%	0	2005
	12.776581	13.743679	7.57%	0	2004

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	14.721909	8.196770	-44.32%	81	2008
	13.578698	14.721909	8.42%	67	2007
	13.191217	13.578698	2.94%	0	2006
	12.517189	13.191217	5.38%	0	2005
	12.129507	12.517189	3.20%	0	2004

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	18.285763	9.381986	-48.69%	335	2008
	17.046563	18.285763	7.27%	323	2007
	15.107382	17.046563	12.84%	0	2006
	14.245194	15.107382	6.05%	0	2005
	12.733783	14.245194	11.87%	0	2004

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	15.412659	8.870277	-42.45%	0	2008
	15.147501	15.412659	1.75%	0	2007
	13.340748	15.147501	13.54%	0	2006
	13.141080	13.340748	1.52%	0	2005
	12.174249	13.141080	7.94%	0	2004

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	17.615800	10.983930	-37.65%	0	2008
	17.881134	17.615800	-1.48%	0	2007
	16.132048	17.881134	10.84%	0	2006
	15.587227	16.132048	3.50%	0	2005
	13.488105	15.587227	15.56%	0	2004

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.868544	10.380351	-4.49%	111	2008
	10.229535	10.868544	6.25%	138	2007
	10.374932	10.229535	-1.40%	0	2006
	10.524947	10.374932	-1.43%	0	2005
	10.249311	10.524947	2.69%	0	2004

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	14.841066	9.400587	-36.66%	0	2008
	15.361347	14.841066	-3.39%	0	2007
	13.548825	15.361347	13.38%	0	2006
	13.356098	13.548825	1.44%	0	2005
	12.224760	13.356098	9.25%	0	2004

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II - Q/NQ	21.110240	11.287958	-46.53%	0	2008
	18.449453	21.110240	14.42%	0	2007
	15.238179	18.449453	21.07%	0	2006
	13.880674	15.238179	9.78%	0	2005
	12.461347	13.880674	11.39%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV - Q/NQ	16.932114	9.045346	-46.58%	0	2008
	14.800201	16.932114	14.40%	0	2007
	12.212211	14.800201	21.19%	0	2006
	11.137401	12.212211	9.65%	0	2005
	10.000000	11.137401	11.37%	0	2004*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	12.246723	8.972003	-26.74%	0	2008
	12.934852	12.246723	-5.32%	0	2007
	11.084819	12.934852	16.69%	0	2006
	10.000000	11.084819	10.85%	0	2005*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II - Q/NQ	13.619754	7.712463	-43.37%	0	2008
	11.615071	13.619754	17.26%	0	2007
	12.387000	11.615071	-6.23%	0	2006
	12.515259	12.387000	-1.02%	0	2005
	11.660746	12.515259	7.33%	0	2004

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	14.653725	10.409040	-28.97%	199	2008
	15.948450	14.653725	-8.12%	199	2007
	13.870673	15.948450	14.98%	199	2006
	13.629395	13.870673	1.77%	199	2005
	12.300119	13.629395	10.81%	0	2004

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class II - Q/NQ	16.068374	7.997118	-50.23%	0	2008
	11.867748	16.068374	35.40%	0	2007
	11.230829	11.867748	5.67%	0	2006
	10.000000	11.230829	12.31%	0	2005*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	17.470354	11.712790	-32.96%	0	2008
	18.123187	17.470354	-3.60%	0	2007
	16.320582	18.123187	11.04%	0	2006
	15.680816	16.320582	4.08%	0	2005
	13.256138	15.680816	18.29%	0	2004

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	14.834721	9.023432	-39.17%	0	2008
	14.561317	14.834721	1.88%	0	2007
	13.022426	14.561317	11.82%	0	2006
	12.847460	13.022426	1.36%	0	2005
	11.996017	12.847460	7.10%	0	2004

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	13.902607	9.481823	-31.80%	0	2008
	13.408775	13.902607	3.68%	0	2007
	11.888318	13.408775	12.79%	0	2006
	11.764206	11.888318	1.05%	0	2005
	11.566955	11.764206	1.71%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares - Q/NQ	12.057371	7.281240	-39.61%	0	2008
	14.005971	12.057371	-13.91%	0	2007
	13.939809	14.005971	0.47%	0	2006
	13.606201	13.939809	2.45%	0	2005
	12.625221	13.606201	7.77%	0	2004

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	13.171822	8.441446	-35.91%	0	2008
	15.059842	13.171822	-12.54%	0	2007
	13.320413	15.059842	13.06%	0	2006
	13.098507	13.320413	1.69%	0	2005
	12.325521	13.098507	6.27%	0	2004

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	14.492745	9.891948	-31.75%	0	2008
	13.622285	14.492745	6.39%	0	2007
	12.122027	13.622285	12.38%	0	2006
	12.281237	12.122027	-1.30%	0	2005
	11.814494	12.281237	3.95%	0	2004

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	9.741755	9.372686	-3.79%	0	2008
	10.190937	9.741755	-4.41%	0	2007
	10.000000	10.190937	1.91%	0	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	10.074911	9.039193	-10.28%	178	2008
	9.875201	10.074911	2.02%	178	2007
	9.790765	9.875201	0.86%	178	2006
	9.988969	9.790765	-1.98%	178	2005
	9.961892	9.988969	0.27%	0	2004

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	19.111269	10.628585	-44.39%	315	2008
	16.790060	19.111269	13.82%	315	2007
	15.524254	16.790060	8.15%	315	2006
	13.711943	15.524254	13.22%	199	2005
	12.268778	13.711943	11.76%	0	2004

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	21.193040	9.377000	-55.75%	0	2008
	14.996100	21.193040	41.32%	0	2007
	13.249240	14.996100	13.18%	0	2006
	10.000000	13.249240	32.49%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	15.758756	8.745475	-44.50%	1,019	2008
	16.036397	15.758756	-1.73%	1,019	2007
	13.776764	16.036397	16.40%	256	2006
	13.445300	13.776764	2.47%	0	2005
	12.454790	13.445300	7.95%	0	2004

Fidelity Variable Insurance Products Fund - VIP Freedom 2010 Portfolio: Service Class 2 - Q/NQ	11.842950	8.600533	-27.38%	0	2008
	11.256789	11.842950	5.21%	0	2007
	10.584006	11.256789	6.36%	0	2006
	10.000000	10.584006	5.84%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Freedom 2020 Portfolio: Service Class 2 - Q/NQ	12.595796	8.214207	-34.79%	0	2008
	11.804171	12.595796	6.71%	0	2007
	10.887542	11.804171	8.42%	0	2006
	10.000000	10.887542	8.88%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Freedom 2030 Portfolio: Service Class 2 - Q/NQ	13.105532	7.863376	-40.00%	0	2008
	12.158832	13.105532	7.79%	0	2007
	11.093553	12.158832	9.60%	0	2006
	10.000000	11.093553	10.94%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	16.058683	8.211254	-48.87%	0	2008
	13.065942	16.058683	22.90%	0	2007
	12.631845	13.065942	3.44%	0	2006
	12.335850	12.631845	2.40%	0	2005
	12.325979	12.335850	0.08%	0	2004

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	10.210067	9.565856	-6.31%	2,502	2008
	10.109218	10.210067	1.00%	2,307	2007
	10.001915	10.109218	1.07%	0	2006
	10.113473	10.001915	-1.10%	0	2005
	10.001808	10.113473	1.12%	0	2004

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	23.330893	13.673755	-41.39%	314	2008
	20.846437	23.330893	11.92%	314	2007
	19.108331	20.846437	9.10%	91	2006
	16.681794	19.108331	14.55%	0	2005
	13.788746	16.681794	20.98%	0	2004

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	23.616929	12.843609	-45.62%	0	2008
	20.792856	23.616929	13.58%	0	2007
	18.190186	20.792856	14.31%	0	2006
	15.777797	18.190186	15.29%	0	2005
	14.347105	15.777797	9.97%	0	2004

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	16.338025	8.887394	-45.60%	0	2008
	14.383473	16.338025	13.59%	0	2007
	12.578753	14.383473	14.35%	0	2006
	10.914304	12.578753	15.25%	0	2005
	10.000000	10.914304	9.14%	0	2004*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	18.516014	8.752932	-52.73%	0	2008
	18.097253	18.516014	2.31%	0	2007
	16.072781	18.097253	12.60%	0	2006
	16.167524	16.072781	-0.59%	0	2005
	14.633668	16.167524	10.48%	0	2004

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	11.070676	7.557529	-31.73%	2,577	2008
	10.995917	11.070676	0.68%	2,577	2007
	10.000000	10.995917	9.96%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	13.977841	9.888752	-29.25%	268	2008
	14.803007	13.977841	-5.57%	268	2007
	13.021890	14.803007	13.68%	268	2006
	12.972076	13.021890	0.38%	0	2005
	12.041853	12.972076	7.72%	0	2004

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	17.826620	11.587771	-35.00%	32	2008
	18.819567	17.826620	-5.28%	32	2007
	16.575282	18.819567	13.54%	0	2006
	15.701020	16.575282	5.57%	0	2005
	13.073524	15.701020	20.10%	0	2004

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	10.000000	6.524265	-34.76%	0	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	19.501013	8.956451	-54.07%	0	2008
	15.615558	19.501013	24.88%	0	2007
	12.552973	15.615558	24.40%	0	2006
	10.000000	12.552973	25.53%	0	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	21.095943	12.206040	-42.14%	0	2008
	18.830000	21.095943	12.03%	0	2007
	15.974763	18.830000	17.87%	0	2006
	14.939663	15.974763	6.93%	0	2005
	12.987233	14.939663	15.03%	0	2004

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	16.088935	9.306787	-42.15%	1,749	2008
	14.362187	16.088935	12.02%	1,226	2007
	12.182802	14.362187	17.89%	0	2006
	11.397159	12.182802	6.89%	0	2005
	10.000000	11.397159	13.97%	0	2004*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	11.430669	11.782019	3.07%	0	2008
	10.609446	11.430669	7.74%	0	2007
	9.686868	10.609446	9.52%	0	2006
	10.000000	9.686868	-3.13%	0	2005*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	13.618144	11.093626	-18.54%	0	2008
	12.725213	13.618144	7.02%	0	2007
	11.874220	12.725213	7.17%	0	2006
	11.363538	11.874220	4.49%	0	2005
	10.812225	11.363538	5.10%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	20.263125	10.950772	-45.96%	0	2008
	15.283153	20.263125	32.58%	0	2007
	14.430909	15.283153	5.91%	0	2006
	13.209490	14.430909	9.25%	0	2005
	11.537740	13.209490	14.49%	0	2004

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	16.385311	10.138178	-38.13%	0	2008
	15.910403	16.385311	2.98%	0	2007
	14.798918	15.910403	7.51%	0	2006
	13.747213	14.798918	7.65%	0	2005
	12.058897	13.747213	14.00%	0	2004

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	25.555754	11.851612	-53.62%	416	2008
	20.563586	25.555754	24.28%	185	2007
	14.442455	20.563586	42.38%	0	2006
	11.271093	14.442455	28.14%	0	2005
	10.000000	11.271093	12.71%	0	2004*

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	35.001727	16.225789	-53.64%	0	2008
	28.176324	35.001727	24.22%	0	2007
	19.798149	28.176324	42.32%	0	2006
	15.459824	19.798149	28.06%	0	2005
	13.421543	15.459824	15.19%	0	2004

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	13.628254	8.334631	-38.84%	0	2008
	12.650097	13.628254	7.73%	0	2007
	12.146358	12.650097	4.15%	0	2006
	12.006977	12.146358	1.16%	0	2005
	11.351938	12.006977	5.77%	0	2004

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	17.019407	11.108494	-34.73%	260	2008
	16.301638	17.019407	4.40%	260	2007
	13.937597	16.301638	16.96%	260	2006
	13.487721	13.937597	3.34%	134	2005
	12.103214	13.487721	11.44%	0	2004

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	13.823919	7.185491	-48.02%	0	2008
	13.802968	13.823919	0.15%	1,853	2007
	11.519520	13.802968	19.82%	0	2006
	10.000000	11.519520	15.20%	0	2005*

Neuberger Berman Advisers Management Trust - AMT Mid Cap Growth Portfolio: S Class - Q/NQ	20.234238	11.091548	-45.18%	0	2008
	17.064462	20.234238	18.58%	0	2007
	15.359255	17.064462	11.10%	0	2006
	13.951690	15.359255	10.09%	0	2005
	12.389202	13.951690	12.61%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	12.309551	6.456782	-47.55%	95	2008
	12.310047	12.309551	0.00%	81	2007
	11.433004	12.310047	7.67%	0	2006
	10.000000	11.433004	14.33%	0	2005*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.802519	8.235737	-15.98%	2,402	2008
	9.642015	9.802519	1.66%	2,102	2007
	9.533675	9.642015	1.14%	0	2006
	9.682910	9.533675	-1.54%	0	2005
	9.900100	9.682910	-2.19%	0	2004

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	13.352322	7.842783	-41.26%	0	2008
	13.690037	13.352322	-2.47%	0	2007
	13.401289	13.690037	2.15%	0	2006
	13.418595	13.401289	-0.13%	0	2005
	12.358545	13.418595	8.58%	0	2004

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	15.938300	9.366360	-41.23%	138	2008
	15.263359	15.938300	4.42%	2,447	2007
	13.830761	15.263359	10.36%	138	2006
	13.335445	13.830761	3.71%	138	2005
	12.129890	13.335445	9.94%	0	2004

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.659268	7.264272	-31.85%	33,239	2008
	10.349455	10.659268	2.99%	1,333	2007
	10.000000	10.349455	3.49%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.324324	9.030547	-12.53%	27,131	2008
	10.331751	10.324324	-0.07%	1,591	2007
	10.000000	10.331751	3.32%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	11.795350	7.024053	-40.45%	77	2008
	10.628974	11.795350	10.97%	69	2007
	10.000000	10.628974	6.29%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	11.032346	5.972555	-45.86%	418	2008
	10.160608	11.032346	8.58%	417	2007
	10.000000	10.160608	1.61%	0	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	9.696228	5.827888	-39.90%	42,300	2008
	10.000000	9.696228	-3.04%	1,490	2007*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	12.431832	8.687912	-30.12%	0	2008
	12.422370	12.431832	0.08%	0	2007
	11.571819	12.422370	7.35%	0	2006
	11.645370	11.571819	-0.63%	0	2005
	10.898830	11.645370	6.85%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.104794	7.748817	-30.22%	0	2008
	11.092730	11.104794	0.11%	0	2007
	10.333647	11.092730	7.35%	0	2006
	10.000000	10.333647	3.34%	0	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class II - Q/NQ	44.056913	17.986185	-59.18%	0	2008
	31.270657	44.056913	40.89%	0	2007
	23.635117	31.270657	32.31%	0	2006
	18.401538	23.635117	28.44%	0	2005
	15.743263	18.401538	16.89%	0	2004

NVIT Gartmore NVIT Emerging Markets Fund: Class VI - Q/NQ	27.964458	11.434476	-59.11%	0	2008
	19.813291	27.964458	41.14%	0	2007
	14.948912	19.813291	32.54%	0	2006
	11.624907	14.948912	28.59%	0	2005
	10.000000	11.624907	16.25%	0	2004*

NVIT Gartmore NVIT Global Utilities Fund: Class II - Q/NQ	23.637380	15.330796	-35.14%	0	2008
	20.289429	23.637380	16.50%	0	2007
	15.221917	20.289429	33.29%	0	2006
	14.769408	15.221917	3.06%	0	2005
	11.746152	14.769408	25.74%	0	2004

NVIT Gartmore NVIT International Equity Fund: Class VI - Q/NQ	10.000000	5.398697	-46.01%	0	2008*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ	10.000000	5.051912	-49.48%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	10.000000	6.053915	-39.46%	3,522	2008*

NVIT NVIT Cardinal SM Aggressive Fund: Class II - Q/NQ	10.000000	6.285846	-37.14%	0	2008*

NVIT NVIT Cardinal SM Balanced Fund: Class II - Q/NQ	10.000000	7.830834	-21.69%	15,646	2008*

NVIT NVIT Cardinal SM Capital Appreciation Fund: Class II - Q/NQ	10.000000	7.116676	-28.83%	14,197	2008*

NVIT NVIT Cardinal SM Conservative Fund: Class II - Q/NQ	10.000000	8.968382	-10.32%	2,394	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinal SM Moderate Fund: Class II - Q/NQ	10.000000	7.470529	-25.29%	3,768	2008*

NVIT NVIT Cardinal SM Moderately Aggressive Fund: Class II - Q/NQ	10.000000	6.757645	-32.42%	0	2008*

NVIT NVIT Cardinal SM Moderately Conservative Fund: Class II - Q/NQ	10.000000	8.206613	-17.93%	67,101	2008*

NVIT NVIT Core Bond Fund: Class II - Q/NQ	10.000000	9.727046	-2.73%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	10.000000	9.732814	-2.67%	0	2008*

NVIT NVIT Global Financial Services Fund: Class II - Q/NQ	18.474671	9.619810	-47.93%	0	2008
	19.311939	18.474671	-4.34%	0	2007
	16.569348	19.311939	16.55%	0	2006
	15.409356	16.569348	7.53%	0	2005
	13.147672	15.409356	17.20%	0	2004

NVIT NVIT Government Bond Fund: Class I - Q/NQ	10.325586	10.794645	4.54%	3,317	2008
	9.930258	10.325586	3.98%	2,319	2007
	9.900449	9.930258	0.30%	180	2006
	9.878155	9.900449	0.23%	180	2005
	9.856856	9.878155	0.22%	0	2004

NVIT NVIT Health Sciences Fund: Class II - Q/NQ	14.710981	10.650253	-27.60%	0	2008
	13.425362	14.710981	9.58%	0	2007
	13.503767	13.425362	-0.58%	0	2006
	12.860115	13.503767	5.01%	0	2005
	12.319048	12.860115	4.39%	0	2004

NVIT NVIT Health Sciences Fund: Class VI - Q/NQ	11.160560	8.075067	-27.65%	0	2008
	10.180516	11.160560	9.63%	0	2007
	10.241625	10.180516	-0.60%	0	2006
	9.749213	10.241625	5.05%	0	2005
	10.000000	9.749213	-2.51%	0	2004*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	11.407677	6.300121	-44.77%	0	2008
	10.747304	11.407677	6.14%	0	2007
	10.000000	10.747304	7.47%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.161125	10.179431	-8.80%	0	2008
	10.914890	11.161125	2.26%	0	2007
	10.592776	10.914890	3.04%	0	2006
	10.564498	10.592776	0.27%	0	2005
	10.401676	10.564498	1.57%	0	2004

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.440137	10.256676	-17.55%	18,884	2008
	12.110717	12.440137	2.72%	19,581	2007
	11.508453	12.110717	5.23%	675	2006
	11.348188	11.508453	1.41%	797	2005
	10.911909	11.348188	4.00%	926	2004

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	13.814220	10.296586	-25.46%	33,384	2008
	13.473882	13.814220	2.53%	32,962	2007
	12.466888	13.473882	8.08%	18,332	2006
	12.193093	12.466888	2.25%	18,448	2005
	11.469885	12.193093	6.31%	18,272	2004

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	15.654976	10.423335	-33.42%	8,317	2008
	15.198681	15.654976	3.00%	8,609	2007
	13.671407	15.198681	11.17%	8,861	2006
	13.155358	13.671407	3.92%	1,408	2005
	12.092762	13.155358	8.79%	1,636	2004

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	16.976565	10.404875	-38.71%	741	2008
	16.511643	16.976565	2.82%	942	2007
	14.556624	16.511643	13.43%	16,784	2006
	13.895611	14.556624	4.76%	16,990	2005
	12.556618	13.895611	10.66%	17,207	2004

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	17.598661	10.850989	-38.34%	358	2008
	16.861860	17.598661	4.37%	455	2007
	15.809563	16.861860	6.66%	550	2006
	14.530524	15.809563	8.80%	650	2005
	12.936875	14.530524	12.32%	755	2004

NVIT NVIT Money Market Fund: Class I - Q/NQ	9.839750	9.745594	-0.96%	433	2008
	9.676733	9.839750	1.68%	583	2007
	9.537960	9.676733	1.45%	0	2006
	9.571698	9.537960	-0.35%	0	2005
	9.783266	9.571698	-2.16%	0	2004

NVIT NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ	10.000000	6.002927	-39.97%	3,148	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager International Value Fund: Class II - Q/NQ	20.385962	10.588073	-48.06%	0	2008
	20.455168	20.385962	-0.34%	0	2007
	17.217846	20.455168	18.80%	0	2006
	15.869263	17.217846	8.50%	0	2005
	13.626227	15.869263	16.46%	0	2004

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	14.594756	7.584089	-48.04%	1,005	2008
	14.645759	14.594756	-0.35%	1,189	2007
	12.327458	14.645759	18.81%	0	2006
	11.360434	12.327458	8.51%	0	2005
	10.000000	11.360434	13.60%	0	2004*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	10.000000	6.234432	-37.66%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	10.000000	6.222654	-37.77%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	10.000000	6.145756	-38.54%	1,096	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	10.000000	6.623845	-33.76%	2,269	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ	15.073468	7.820439	-48.12%	0	2008
	14.186413	15.073468	6.25%	0	2007
	14.192893	14.186413	-0.05%	0	2006
	13.572952	14.192893	4.57%	0	2005
	12.358072	13.572952	9.83%	0	2004

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	16.965669	11.146145	-34.30%	0	2008
	18.846948	16.965669	-9.98%	0	2007
	16.583045	18.846948	13.65%	0	2006
	16.623226	16.583045	-0.24%	0	2005
	14.640063	16.623226	13.55%	0	2004

NVIT NVIT Multi-Manager Small Company Fund: Class II - Q/NQ	17.829253	10.665943	-40.18%	98	2008
	18.032670	17.829253	-1.13%	0	2007
	16.625491	18.032670	8.46%	0	2006
	15.293080	16.625491	8.71%	0	2005
	13.265886	15.293080	15.28%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	11.038560	8.860434	-19.73%	128	2008
	10.873019	11.038560	1.52%	132	2007
	10.685595	10.873019	1.75%	0	2006
	10.774600	10.685595	-0.83%	0	2005
	10.421178	10.774600	3.39%	0	2004

NVIT NVIT Nationwide Fund: Class II - Q/NQ	15.167735	8.594355	-43.34%	2,872	2008
	14.487740	15.167735	4.69%	2,402	2007
	13.162881	14.487740	10.07%	621	2006
	12.669858	13.162881	3.89%	734	2005
	11.918603	12.669858	6.30%	853	2004

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.000000	9.746788	-2.53%	0	2008*

NVIT NVIT Technology and Communications Fund: Class II - Q/NQ	16.672786	8.285853	-50.30%	0	2008
	14.318579	16.672786	16.44%	0	2007
	13.329437	14.318579	7.42%	0	2006
	13.840770	13.329437	-3.69%	0	2005
	13.708607	13.840770	0.96%	0	2004

NVIT NVIT Technology and Communications Fund: Class VI - Q/NQ	12.998327	6.457244	-50.32%	0	2008
	11.171653	12.998327	16.35%	0	2007
	10.351199	11.171653	7.93%	0	2006
	10.748282	10.351199	-3.69%	0	2005
	10.000000	10.748282	7.48%	0	2004*

NVIT NVIT U.S. Growth Leaders Fund: Class II - Q/NQ	17.703023	10.055149	-43.20%	370	2008
	14.939789	17.703023	18.50%	471	2007
	15.470933	14.939789	-3.43%	568	2006
	14.270238	15.470933	8.41%	672	2005
	13.116907	14.270238	8.79%	780	2004

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	15.077383	9.185790	-39.08%	960	2008
	15.954173	15.077383	-5.50%	1,721	2007
	14.224408	15.954173	12.16%	556	2006
	14.098420	14.224408	0.89%	657	2005
	12.407007	14.098420	13.63%	763	2004

NVIT Van Kampen NVIT Real Estate Fund: Class II - Q/NQ	10.000000	5.521244	-44.79%	0	2008*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	14.815794	7.812488	-47.27%	138	2008
	13.410075	14.815794	10.48%	138	2007
	12.830984	13.410075	4.51%	138	2006
	12.606837	12.830984	1.78%	0	2005
	12.183925	12.606837	3.47%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	14.815917	8.576880	-42.11%	0	2008
	14.396554	14.815917	2.91%	0	2007
	12.634568	14.396554	13.95%	0	2006
	11.414028	12.634568	10.69%	0	2005
	10.000000	11.414028	14.14%	0	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	20.962064	12.138109	-42.09%	0	2008
	20.364400	20.962064	2.93%	0	2007
	17.877412	20.364400	13.91%	0	2006
	16.148596	17.877412	10.71%	0	2005
	13.996866	16.148596	15.37%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	9.457643	1.961184	-79.26%	0	2008
	10.000000	9.457643	-5.42%	0	2007*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	11.713556	2.435497	-79.21%	0	2008
	12.128469	11.713556	-3.42%	0	2007
	11.440542	12.128469	6.01%	0	2006
	11.555632	11.440542	-1.00%	0	2005
	10.950629	11.555632	5.52%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	14.649022	8.724917	-40.44%	2,406	2008
	14.494993	14.649022	1.06%	1,867	2007
	13.013685	14.494993	11.38%	143	2006
	12.680111	13.013685	2.63%	143	2005
	11.970677	12.680111	5.93%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ	17.796596	10.706939	-39.84%	602	2008
	18.599571	17.796596	-4.32%	375	2007
	16.713479	18.599571	11.28%	0	2006
	15.695084	16.713479	6.49%	0	2005
	13.569384	15.695084	15.67%	0	2004

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB - Q/NQ	13.758686	8.185103	-40.51%	0	2008
	15.090676	13.758686	-8.83%	0	2007
	13.413747	15.090676	12.50%	0	2006
	13.133600	13.413747	2.13%	0	2005
	12.179388	13.133600	7.83%	0	2004

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	20.082137	10.922951	-45.61%	0	2008
	19.098030	20.082137	5.15%	0	2007
	15.406195	19.098030	23.96%	0	2006
	14.147445	15.406195	8.90%	0	2005
	12.545504	14.147445	12.77%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	12.730935	7.779441	-38.89%	0	2008
	12.433676	12.730935	2.39%	0	2007
	12.150188	12.433676	2.33%	0	2006
	11.844146	12.150188	2.58%	0	2005
	11.619356	11.844146	1.93%	0	2004

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	12.848120	7.150390	-44.35%	1,696	2008
	11.770717	12.848120	9.15%	637	2007
	11.092700	11.770717	6.11%	0	2006
	10.000000	11.092700	10.93%	0	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	12.005427	7.425344	-38.15%	274	2008
	12.008550	12.005427	-0.03%	268	2007
	10.427875	12.008550	15.16%	170	2006
	10.000000	10.427875	4.28%	0	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.235694	10.063432	-1.68%	0	2008
	10.024498	10.235694	2.11%	0	2007
	9.928677	10.024498	0.97%	0	2006
	10.000000	9.928677	-0.71%	0	2005*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.470210	9.098860	-13.10%	1,247	2008
	10.255045	10.470210	2.10%	1,682	2007
	10.202582	10.255045	0.51%	0	2006
	10.113961	10.202582	0.88%	0	2005
	10.013541	10.113961	1.00%	0	2004

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	16.007306	13.207776	-17.49%	0	2008
	15.505032	16.007306	3.24%	0	2007
	14.417397	15.505032	7.54%	0	2006
	13.246746	14.417397	8.84%	0	2005
	12.399593	13.246746	6.83%	0	2004

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	21.367172	12.843782	-39.89%	0	2008
	26.618400	21.367172	-19.73%	0	2007
	19.920683	26.618400	33.62%	0	2006
	17.579500	19.920683	13.32%	0	2005
	13.311750	17.579500	32.06%	0	2004

Additional Contract Options Elected (Total 3.00%)
(Variable account charges of 3.00% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	15.126529	7.056285	-53.35%	0	2008
	15.387143	15.126529	-1.69%	0	2007
	14.044173	15.387143	9.56%	0	2006
	13.731881	14.044173	2.27%	0	2005
	12.772184	13.731881	7.51%	0	2004

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	14.686527	8.172846	-44.35%	0	2008
	13.553086	14.686527	8.36%	0	2007
	13.173108	13.553086	2.88%	0	2006
	12.506429	13.173108	5.33%	0	2005
	12.125334	12.506429	3.14%	0	2004

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	18.241821	9.354604	-48.72%	207	2008
	17.014412	18.241821	7.21%	215	2007
	15.086644	17.014412	12.78%	296	2006
	14.232956	15.086644	6.00%	399	2005
	12.729398	14.232956	11.81%	0	2004

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	15.375622	8.844375	-42.48%	0	2008
	15.118942	15.375622	1.70%	0	2007
	13.322441	15.118942	13.48%	0	2006
	13.129797	13.322441	1.47%	0	2005
	12.170062	13.129797	7.89%	0	2004

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	17.573499	10.951889	-37.68%	0	2008
	17.847442	17.573499	-1.53%	0	2007
	16.109928	17.847442	10.79%	0	2006
	15.573848	16.109928	3.44%	0	2005
	13.483465	15.573848	15.50%	0	2004

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	14.805438	9.373178	-36.69%	0	2008
	15.332417	14.805438	-3.44%	0	2007
	13.530245	15.332417	13.32%	0	2006
	13.344635	13.530245	1.39%	0	2005
	12.220559	13.344635	9.20%	0	2004

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II - Q/NQ	21.059546	11.255030	-46.56%	0	2008
	18.414683	21.059546	14.36%	0	2007
	15.217279	18.414683	21.01%	0	2006
	13.868763	15.217279	9.72%	0	2005
	12.457066	13.868763	11.33%	0	2004

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV - Q/NQ	16.900233	9.023641	-46.61%	0	2008
	14.779987	16.900233	14.35%	0	2007
	12.201804	14.779987	21.13%	0	2006
	11.133617	12.201804	9.59%	0	2005
	10.000000	11.133617	11.34%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	12.229905	8.955068	-26.78%	0	2008
	12.923783	12.229905	-5.37%	0	2007
	11.081032	12.923783	16.63%	0	2006
	10.000000	11.081032	10.81%	0	2005*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II - Q/NQ	13.587013	7.689943	-43.40%	0	2008
	11.593156	13.587013	17.20%	0	2007
	12.369972	11.593156	-6.28%	0	2006
	12.504494	12.369972	-1.08%	0	2005
	11.656728	12.504494	7.27%	0	2004

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	14.618543	10.378691	-29.00%	0	2008
	15.918394	14.618543	-8.17%	0	2007
	13.851642	15.918394	14.92%	0	2006
	13.617689	13.851642	1.72%	0	2005
	12.295881	13.617689	10.75%	0	2004

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class II - Q/NQ	16.046324	7.982012	-50.26%	0	2008
	11.857597	16.046324	35.33%	0	2007
	11.227000	11.857597	5.62%	0	2006
	10.000000	11.227000	12.27%	0	2005*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.840574	10.348302	-4.54%	248	2008
	10.208498	10.840574	6.19%	248	2007
	10.358916	10.208498	-1.45%	357	2006
	10.514102	10.358916	-1.48%	504	2005
	10.244027	10.514102	2.64%	0	2004

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	17.428380	11.678616	-32.99%	0	2008
	18.089017	17.428380	-3.65%	0	2007
	16.298183	18.089017	10.99%	0	2006
	15.667349	16.298183	4.03%	0	2005
	13.251580	15.667349	18.23%	0	2004

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	14.799078	8.997099	-39.21%	0	2008
	14.533868	14.799078	1.82%	0	2007
	13.004561	14.533868	11.76%	0	2006
	12.836430	13.004561	1.31%	0	2005
	11.991891	12.836430	7.04%	0	2004

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	13.869227	9.454172	-31.83%	226	2008
	13.383510	13.869227	3.63%	238	2007
	11.872011	13.383510	12.73%	329	2006
	11.754107	11.872011	1.00%	456	2005
	11.562979	11.754107	1.65%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares - Q/NQ	12.028400	7.259988	-39.64%	0	2008
	13.979570	12.028400	-13.96%	0	2007
	13.920690	13.979570	0.42%	0	2006
	13.594518	13.920690	2.40%	0	2005
	12.620879	13.594518	7.71%	0	2004

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	13.140187	8.416817	-35.95%	0	2008
	15.031453	13.140187	-12.58%	0	2007
	13.302143	15.031453	13.00%	0	2006
	13.087265	13.302143	1.64%	0	2005
	12.321287	13.087265	6.22%	0	2004

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	14.457937	9.863096	-31.78%	0	2008
	13.596609	14.457937	6.33%	0	2007
	12.105400	13.596609	12.32%	0	2006
	12.270685	12.105400	-1.35%	0	2005
	11.810432	12.270685	3.90%	0	2004

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	9.733405	9.359820	-3.84%	0	2008
	10.187464	9.733405	-4.46%	0	2007
	10.000000	10.187464	1.87%	0	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	10.050698	9.012821	-10.33%	0	2008
	9.856585	10.050698	1.97%	0	2007
	9.777323	9.856585	0.81%	0	2006
	9.980384	9.777323	-2.03%	0	2005
	9.958461	9.980384	0.22%	0	2004

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	19.065394	10.597596	-44.41%	414	2008
	16.758440	19.065394	13.77%	440	2007
	15.502973	16.758440	8.10%	651	2006
	13.700175	15.502973	13.16%	897	2005
	12.264561	13.700175	11.71%	0	2004

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	21.163955	9.359283	-55.78%	0	2008
	14.983295	21.163955	41.25%	0	2007
	13.244735	14.983295	13.13%	0	2006
	10.000000	13.244735	32.45%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	15.720908	8.719962	-44.53%	0	2008
	16.006173	15.720908	-1.78%	0	2007
	13.757877	16.006173	16.34%	0	2006
	13.433771	13.757877	2.41%	0	2005
	12.450518	13.433771	7.90%	0	2004

Fidelity Variable Insurance Products Fund - VIP Freedom 2010 Portfolio: Service Class 2 - Q/NQ	11.826686	8.584292	-27.42%	0	2008
	11.247150	11.826686	5.15%	0	2007
	10.580382	11.247150	6.30%	0	2006
	10.000000	10.580382	5.80%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Freedom 2020 Portfolio: Service Class 2 - Q/NQ	12.578500	8.198691	-34.82%	0	2008
	11.794078	12.578500	6.65%	0	2007
	10.883823	11.794078	8.36%	0	2006
	10.000000	10.883823	8.84%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Freedom 2030 Portfolio: Service Class 2 - Q/NQ	13.087557	7.848539	-40.03%	0	2008
	12.148444	13.087557	7.73%	0	2007
	11.089775	12.148444	9.55%	0	2006
	10.000000	11.089775	10.90%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	16.020120	8.187300	-48.89%	461	2008
	13.041325	16.020120	22.84%	487	2007
	12.614528	13.041325	3.38%	722	2006
	12.325260	12.614528	2.35%	1,012	2005
	12.321736	12.325260	0.03%	0	2004

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	10.185518	9.537945	-6.36%	0	2008
	10.090136	10.185518	0.95%	0	2007
	9.988168	10.090136	1.02%	0	2006
	10.104772	9.988168	-1.15%	0	2005
	9.998360	10.104772	1.06%	0	2004

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	23.274860	13.633871	-41.42%	0	2008
	20.807151	23.274860	11.86%	0	2007
	19.082135	20.807151	9.04%	0	2006
	16.667474	19.082135	14.49%	0	2005
	13.784006	16.667474	20.92%	0	2004

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	23.560250	12.806158	-45.65%	0	2008
	20.753700	23.560250	13.52%	0	2007
	18.165258	20.753700	14.25%	0	2006
	15.764268	18.165258	15.23%	0	2005
	14.342175	15.764268	9.92%	0	2004

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	16.307217	8.866041	-45.63%	0	2008
	14.363796	16.307217	13.53%	0	2007
	12.567998	14.363796	14.29%	0	2006
	10.910580	12.567998	15.19%	0	2005
	10.000000	10.910580	9.11%	0	2004*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	18.471579	8.727411	-52.75%	0	2008
	18.063175	18.471579	2.26%	0	2007
	16.050754	18.063175	12.54%	0	2006
	16.153653	16.050754	-0.64%	0	2005
	14.628647	16.153653	10.42%	0	2004

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	11.061170	7.547142	-31.77%	0	2008
	10.992170	11.061170	0.63%	0	2007
	10.000000	10.992170	9.92%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	13.944266	9.859901	-29.29%	214	2008
	14.775106	13.944266	-5.62%	222	2007
	13.004019	14.775106	13.62%	308	2006
	12.960924	13.004019	0.33%	421	2005
	12.037719	12.960924	7.67%	0	2004

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	17.783788	11.553957	-35.03%	0	2008
	18.784090	17.783788	-5.33%	0	2007
	16.552545	18.784090	13.48%	0	2006
	15.687533	16.552545	5.51%	0	2005
	13.069029	15.687533	20.04%	0	2004

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	10.000000	6.522022	-34.78%	0	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	19.474261	8.939545	-54.10%	0	2008
	15.602208	19.474261	24.82%	0	2007
	12.548694	15.602208	24.33%	0	2006
	10.000000	12.548694	25.49%	0	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	21.045257	12.170418	-42.17%	0	2008
	18.794486	21.045257	11.98%	0	2007
	15.952834	18.794486	17.81%	0	2006
	14.926826	15.952834	6.87%	0	2005
	12.982764	14.926826	14.97%	0	2004

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	16.058617	9.284446	-42.18%	0	2008
	14.342545	16.058617	11.96%	0	2007
	12.172389	14.342545	17.83%	0	2006
	11.393278	12.172389	6.84%	0	2005
	10.000000	11.393278	13.93%	0	2004*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	11.414962	11.759770	3.02%	0	2008
	10.600367	11.414962	7.68%	0	2007
	9.683554	10.600367	9.47%	0	2006
	10.000000	9.683554	-3.16%	0	2005*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	13.585399	11.061239	-18.58%	0	2008
	12.701195	13.585399	6.96%	0	2007
	11.857903	12.701195	7.11%	0	2006
	11.353765	11.857903	4.44%	0	2005
	10.808494	11.353765	5.04%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	20.214493	10.918844	-45.99%	0	2008
	15.254372	20.214493	32.52%	0	2007
	14.411129	15.254372	5.85%	0	2006
	13.198153	14.411129	9.19%	0	2005
	11.533772	13.198153	14.43%	0	2004

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	16.345950	10.108610	-38.16%	0	2008
	15.880410	16.345950	2.93%	0	2007
	14.778610	15.880410	7.46%	0	2006
	13.735407	14.778610	7.59%	0	2005
	12.054751	13.735407	13.94%	0	2004

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	25.507614	11.823172	-53.65%	0	2008
	20.535480	25.507614	24.21%	0	2007
	14.430126	20.535480	42.31%	0	2006
	11.267251	14.430126	28.07%	0	2005
	10.000000	11.267251	12.67%	0	2004*

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	34.917682	16.178450	-53.67%	0	2008
	28.123230	34.917682	24.16%	0	2007
	19.770989	28.123230	42.24%	0	2006
	15.446543	19.770989	28.00%	0	2005
	13.416937	15.446543	15.13%	0	2004

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	13.595508	8.310313	-38.87%	0	2008
	12.626246	13.595508	7.68%	0	2007
	12.129688	12.626246	4.09%	0	2006
	11.996655	12.129688	1.11%	0	2005
	11.348022	11.996655	5.72%	0	2004

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	16.978496	11.076061	-34.76%	0	2008
	16.270888	16.978496	4.35%	0	2007
	13.918460	16.270888	16.90%	0	2006
	13.476133	13.918460	3.28%	0	2005
	12.099045	13.476133	11.38%	0	2004

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	13.804974	7.171945	-48.05%	0	2008
	13.791193	13.804974	0.10%	0	2007
	11.515595	13.791193	19.76%	0	2006
	10.000000	11.515595	15.16%	0	2005*

Neuberger Berman Advisers Management Trust - AMT Mid Cap Growth Portfolio: S Class - Q/NQ	20.182200	11.057297	-45.21%	0	2008
	17.029385	20.182200	18.51%	0	2007
	15.335553	17.029385	11.05%	0	2006
	13.937311	15.335553	10.03%	0	2005
	12.382824	13.937311	12.55%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	12.292666	6.444597	-47.57%	0	2008
	12.299533	12.292666	-0.06%	0	2007
	11.429104	12.299533	7.62%	0	2006
	10.000000	11.429104	14.29%	0	2005*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.778947	8.211696	-16.03%	0	2008
	9.623829	9.778947	1.61%	0	2007
	9.520585	9.623829	1.08%	0	2006
	9.674583	9.520585	-1.59%	0	2005
	9.896690	9.674583	-2.24%	0	2004

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	13.320237	7.819903	-41.29%	0	2008
	13.664225	13.320237	-2.52%	0	2007
	13.382905	13.664225	2.10%	0	2006
	13.407076	13.382905	-0.18%	0	2005
	12.354291	13.407076	8.52%	0	2004

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	15.899992	9.339023	-41.26%	0	2008
	15.234573	15.899992	4.37%	0	2007
	13.811769	15.234573	10.30%	0	2006
	13.323991	13.811769	3.66%	0	2005
	12.125720	13.323991	9.88%	0	2004

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.650098	7.254275	-31.89%	7,215	2008
	10.345915	10.650098	2.94%	0	2007
	10.000000	10.345915	3.46%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.315448	9.018129	-12.58%	5,886	2008
	10.328221	10.315448	-0.12%	0	2007
	10.000000	10.328221	3.28%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	11.785221	7.014398	-40.48%	0	2008
	10.625350	11.785221	10.92%	0	2007
	10.000000	10.625350	6.25%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	11.022878	5.964352	-45.89%	0	2008
	10.157143	11.022878	8.52%	0	2007
	10.000000	10.157143	1.57%	0	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	9.692891	5.822871	-39.93%	9,231	2008
	10.000000	9.692891	-3.07%	0	2007*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	12.401968	8.662562	-30.15%	0	2008
	12.398960	12.401968	0.02%	0	2007
	11.555941	12.398960	7.30%	0	2006
	11.635371	11.555941	-0.68%	0	2005
	10.895081	11.635371	6.79%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.089547	7.734185	-30.26%	0	2008
	11.083244	11.089547	0.06%	0	2007
	10.330125	11.083244	7.29%	0	2006
	10.000000	10.330125	3.30%	0	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class II - Q/NQ	43.951190	17.933738	-59.20%	0	2008
	31.211765	43.951190	40.82%	0	2007
	23.602724	31.211765	32.24%	0	2006
	18.385742	23.602724	28.38%	0	2005
	15.737851	18.385742	16.82%	0	2004

NVIT Gartmore NVIT Emerging Markets Fund: Class VI - Q/NQ	27.911748	11.407017	-59.13%	0	2008
	19.786180	27.911748	41.07%	0	2007
	14.936138	19.786180	32.47%	0	2006
	11.620950	14.936138	28.53%	0	2005
	10.000000	11.620950	16.21%	0	2004*

NVIT Gartmore NVIT Global Utilities Fund: Class II - Q/NQ	23.580659	15.286109	-35.18%	0	2008
	20.251226	23.580659	16.44%	0	2007
	15.201056	20.251226	33.22%	0	2006
	14.756746	15.201056	3.01%	0	2005
	11.742117	14.756746	25.67%	0	2004

NVIT Gartmore NVIT International Equity Fund: Class VI - Q/NQ	10.000000	5.396835	-46.03%	0	2008*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ	10.000000	5.050167	-49.50%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	10.000000	6.051822	-39.48%	0	2008*

NVIT NVIT Cardinal SM Aggressive Fund: Class II - Q/NQ	10.000000	6.283676	-37.16%	0	2008*

NVIT NVIT Cardinal SM Balanced Fund: Class II - Q/NQ	10.000000	7.828138	-21.72%	0	2008*

NVIT NVIT Cardinal SM Capital Appreciation Fund: Class II - Q/NQ	10.000000	7.114222	-28.86%	0	2008*

NVIT NVIT Cardinal SM Conservative Fund: Class II - Q/NQ	10.000000	8.965295	-10.35%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinal SM Moderate Fund: Class II - Q/NQ	10.000000	7.467951	-25.32%	0	2008*

NVIT NVIT Cardinal SM Moderately Aggressive Fund: Class II - Q/NQ	10.000000	6.755321	-32.45%	0	2008*

NVIT NVIT Cardinal SM Moderately Conservative Fund: Class II - Q/NQ	10.000000	8.203783	-17.96%	0	2008*

NVIT NVIT Core Bond Fund: Class II - Q/NQ	10.000000	9.723705	-2.76%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	10.000000	9.729479	-2.71%	0	2008*

NVIT NVIT Global Financial Services Fund: Class II - Q/NQ	18.430330	9.591752	-47.96%	0	2008
	19.275564	18.430330	-4.39%	0	2007
	16.546643	19.275564	16.49%	0	2006
	15.396146	16.546643	7.47%	0	2005
	13.143162	15.396146	17.14%	0	2004

NVIT NVIT Government Bond Fund: Class I - Q/NQ	10.300774	10.763167	4.49%	0	2008
	9.911521	10.300774	3.93%	0	2007
	9.886846	9.911521	0.25%	0	2006
	9.869660	9.886846	0.17%	0	2005
	9.853456	9.869660	0.16%	0	2004

NVIT NVIT Health Sciences Fund: Class II - Q/NQ	14.675652	10.619191	-27.64%	0	2008
	13.400062	14.675652	9.52%	0	2007
	13.485238	13.400062	-0.63%	0	2006
	12.849077	13.485238	4.95%	0	2005
	12.314820	12.849077	4.34%	0	2004

NVIT NVIT Health Sciences Fund: Class VI - Q/NQ	11.139543	8.055710	-27.68%	0	2008
	10.166600	11.139543	9.57%	0	2007
	10.232874	10.166600	-0.65%	0	2006
	9.745889	10.232874	5.00%	0	2005
	10.000000	9.745889	-2.54%	0	2004*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	11.397857	6.291451	-44.80%	0	2008
	10.743629	11.397857	6.09%	0	2007
	10.000000	10.743629	7.44%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.134318	10.149751	-8.84%	0	2008
	10.894316	11.134318	2.20%	0	2007
	10.578245	10.894316	2.99%	0	2006
	10.555429	10.578245	0.22%	0	2005
	10.398101	10.555429	1.51%	0	2004

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.410247	10.226750	-17.59%	4,549	2008
	12.087882	12.410247	2.67%	3,117	2007
	11.492659	12.087882	5.18%	3,242	2006
	11.338438	11.492659	1.36%	3,369	2005
	10.908148	11.338438	3.94%	3,497	2004

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	13.781030	10.266540	-25.50%	4,743	2008
	13.448467	13.781030	2.47%	0	2007
	12.449767	13.448467	8.02%	0	2006
	12.182617	12.449767	2.19%	0	2005
	11.465926	12.182617	6.25%	0	2004

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	15.617391	10.392946	-33.45%	446	2008
	15.170057	15.617391	2.95%	0	2007
	13.652670	15.170057	11.11%	0	2006
	13.144074	13.652670	3.87%	0	2005
	12.088607	13.144074	8.73%	0	2004

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	16.935793	10.374525	-38.74%	0	2008
	16.480522	16.935793	2.76%	0	2007
	14.536645	16.480522	13.37%	0	2006
	13.883674	14.536645	4.70%	0	2005
	12.552297	13.883674	10.61%	0	2004

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	17.556398	10.819333	-38.37%	0	2008
	16.830087	17.556398	4.32%	0	2007
	15.787890	16.830087	6.60%	0	2006
	14.518050	15.787890	8.75%	0	2005
	12.932427	14.518050	12.26%	0	2004

NVIT NVIT Money Market Fund: Class I - Q/NQ	9.814857	9.715931	-1.01%	0	2008
	9.657254	9.814857	1.63%	0	2007
	9.523654	9.657254	1.40%	0	2006
	9.562255	9.523654	-0.40%	0	2005
	9.778653	9.562255	-2.21%	0	2004

NVIT NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ	10.000000	6.000868	-39.99%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager International Value Fund: Class II - Q/NQ	20.336975	10.557165	-48.09%	0	2008
	20.416599	20.336975	-0.39%	0	2007
	17.194222	20.416599	18.74%	0	2006
	15.855639	17.194222	8.44%	0	2005
	13.621535	15.855639	16.40%	0	2004

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	14.567253	7.565880	-48.06%	0	2008
	14.625730	14.567253	-0.40%	0	2007
	12.316928	14.625730	18.74%	0	2006
	11.356562	12.316928	8.46%	0	2005
	10.000000	11.356562	13.57%	0	2004*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	10.000000	6.232284	-37.68%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	10.000000	6.220503	-37.79%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	10.000000	6.143637	-38.56%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	10.000000	6.621566	-33.78%	0	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ	15.037255	7.797612	-48.14%	0	2008
	14.159664	15.037255	6.20%	0	2007
	14.173418	14.159664	-0.10%	0	2006
	13.561289	14.173418	4.51%	0	2005
	12.353823	13.561289	9.77%	0	2004

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	16.924893	11.113623	-34.34%	0	2008
	18.811410	16.924893	-10.03%	0	2007
	16.560293	18.811410	13.59%	0	2006
	16.608962	16.560293	-0.29%	0	2005
	14.635046	16.608962	13.49%	0	2004

NVIT NVIT Multi-Manager Small Company Fund: Class II - Q/NQ	17.786451	10.634840	-40.21%	0	2008
	17.998708	17.786451	-1.18%	0	2007
	16.602704	17.998708	8.41%	0	2006
	15.279962	16.602704	8.66%	0	2005
	13.261330	15.279962	15.22%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	11.012066	8.834618	-19.77%	0	2008
	10.852545	11.012066	1.47%	0	2007
	10.670945	10.852545	1.70%	0	2006
	10.765359	10.670945	-0.88%	0	2005
	10.417585	10.765359	3.34%	0	2004

NVIT NVIT Nationwide Fund: Class II - Q/NQ	15.131313	8.569281	-43.37%	0	2008
	14.460442	15.131313	4.64%	0	2007
	13.144831	14.460442	10.01%	0	2006
	12.658973	13.144831	3.84%	0	2005
	11.914497	12.658973	6.25%	0	2004

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.000000	9.743443	-2.57%	0	2008*

NVIT NVIT Technology and Communications Fund: Class II - Q/NQ	16.632767	8.261695	-50.33%	0	2008
	14.291610	16.632767	16.38%	0	2007
	13.311177	14.291610	7.37%	0	2006
	13.828908	13.311177	-3.74%	0	2005
	13.703908	13.828908	0.91%	0	2004

NVIT NVIT Technology and Communications Fund: Class VI - Q/NQ	12.973836	6.441746	-50.35%	0	2008
	11.156378	12.973836	16.29%	0	2007
	10.342363	11.156378	7.87%	0	2006
	10.744627	10.342363	-3.74%	0	2005
	10.000000	10.744627	7.45%	0	2004*

NVIT NVIT U.S. Growth Leaders Fund: Class II - Q/NQ	17.660510	10.025815	-43.23%	0	2008
	14.911641	17.660510	18.43%	0	2007
	15.449721	14.911641	-3.48%	0	2006
	14.257994	15.449721	8.36%	0	2005
	13.112408	14.257994	8.74%	0	2004

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	15.041143	9.158987	-39.11%	390	2008
	15.924078	15.041143	-5.54%	415	2007
	14.204881	15.924078	12.10%	619	2006
	14.086302	14.204881	0.84%	867	2005
	12.402737	14.086302	13.57%	0	2004

NVIT Van Kampen NVIT Real Estate Fund: Class II - Q/NQ	10.000000	5.519332	-44.81%	0	2008*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	14.780213	7.789701	-47.30%	0	2008
	13.384802	14.780213	10.43%	0	2007
	12.813390	13.384802	4.46%	0	2006
	12.596024	12.813390	1.73%	0	2005
	12.179745	12.596024	3.42%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	14.788027	8.556307	-42.14%	0	2008
	14.376897	14.788027	2.86%	0	2007
	12.623796	14.376897	13.89%	0	2006
	11.410155	12.623796	10.64%	0	2005
	10.000000	11.410155	14.10%	0	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	20.911734	12.102716	-42.12%	0	2008
	20.326030	20.911734	2.88%	0	2007
	17.852904	20.326030	13.85%	0	2006
	16.134732	17.852904	10.65%	0	2005
	13.992061	16.134732	15.31%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	9.454387	1.959499	-79.27%	0	2008
	10.000000	9.454387	-5.46%	0	2007*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	11.685391	2.428382	-79.22%	0	2008
	12.105578	11.685391	-3.47%	0	2007
	11.424828	12.105578	5.96%	0	2006
	11.545695	11.424828	-1.05%	0	2005
	10.946842	11.545695	5.47%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	14.613817	8.699454	-40.47%	0	2008
	14.467660	14.613817	1.01%	0	2007
	12.995821	14.467660	11.33%	0	2006
	12.669212	12.995821	2.58%	0	2005
	11.966557	12.669212	5.87%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ	17.753864	10.675706	-39.87%	0	2008
	18.564541	17.753864	-4.37%	0	2007
	16.690577	18.564541	11.23%	0	2006
	15.681628	16.690577	6.43%	0	2005
	13.564722	15.681628	15.61%	0	2004

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB - Q/NQ	13.725637	8.161224	-40.54%	0	2008
	15.062228	13.725637	-8.87%	0	2007
	13.395341	15.062228	12.44%	0	2006
	13.122322	13.395341	2.08%	0	2005
	12.175198	13.122322	7.78%	0	2004

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	20.033926	10.891104	-45.64%	0	2008
	19.062055	20.033926	5.10%	0	2007
	15.385074	19.062055	23.90%	0	2006
	14.135312	15.385074	8.84%	0	2005
	12.541188	14.135312	12.71%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	12.700359	7.756754	-38.92%	0	2008
	12.410247	12.700359	2.34%	0	2007
	12.133523	12.410247	2.28%	0	2006
	11.833977	12.133523	2.53%	0	2005
	11.615366	11.833977	1.88%	0	2004

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	12.830483	7.136881	-44.38%	0	2008
	11.760651	12.830483	9.10%	0	2007
	11.088903	11.760651	6.06%	0	2006
	10.000000	11.088903	10.89%	0	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	11.988964	7.411334	-38.18%	0	2008
	11.998293	11.988964	-0.08%	0	2007
	10.424316	11.998293	15.10%	0	2006
	10.000000	10.424316	4.24%	0	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.221642	10.044437	-1.73%	0	2008
	10.015926	10.221642	2.05%	0	2007
	9.925287	10.015926	0.91%	0	2006
	10.000000	9.925287	-0.75%	0	2005*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.445043	9.072306	-13.14%	0	2008
	10.235700	10.445043	2.05%	0	2007
	10.188567	10.235700	0.46%	0	2006
	10.105264	10.188567	0.82%	0	2005
	10.010085	10.105264	0.95%	0	2004

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	15.966124	13.166997	-17.53%	0	2008
	15.473146	15.966124	3.19%	0	2007
	14.395157	15.473146	7.49%	0	2006
	13.233122	14.395157	8.78%	0	2005
	12.393221	13.233122	6.78%	0	2004

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	21.312239	12.804128	-39.92%	0	2008
	26.563733	21.312239	-19.77%	0	2007
	19.889979	26.563733	33.55%	0	2006
	17.561416	19.889979	13.26%	0	2005
	13.304898	17.561416	31.99%	0	2004

Additional Contract Options Elected (Total 3.05%)
(Variable account charges of 3.05% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	15.090172	7.035682	-53.38%	0	2008
	15.358119	15.090172	-1.74%	0	2007
	14.024896	15.358119	9.51%	0	2006
	13.720077	14.024896	2.22%	0	2005
	12.767792	13.720077	7.46%	0	2004

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	14.651222	8.148989	-44.38%	0	2008
	13.527515	14.651222	8.31%	0	2007
	13.155023	13.527515	2.83%	0	2006
	12.495677	13.155023	5.28%	0	2005
	12.121157	12.495677	3.09%	0	2004

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	18.197992	9.327301	-48.75%	0	2008
	16.982332	18.197992	7.16%	0	2007
	15.065938	16.982332	12.72%	0	2006
	14.220731	15.065938	5.94%	0	2005
	12.725026	14.220731	11.75%	0	2004

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	15.338682	8.818562	-42.51%	0	2008
	15.090430	15.338682	1.65%	0	2007
	13.304149	15.090430	13.43%	0	2006
	13.118507	13.304149	1.42%	0	2005
	12.165876	13.118507	7.83%	0	2004

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	17.531282	10.919941	-37.71%	0	2008
	17.813803	17.531282	-1.59%	0	2007
	16.087833	17.813803	10.73%	0	2006
	15.560477	16.087833	3.39%	0	2005
	13.478842	15.560477	15.44%	0	2004

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	14.769865	9.345825	-36.72%	0	2008
	15.303510	14.769865	-3.49%	0	2007
	13.511680	15.303510	13.26%	0	2006
	13.333169	13.511680	1.34%	0	2005
	12.216352	13.333169	9.14%	0	2004

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II - Q/NQ	21.008930	11.222176	-46.58%	0	2008
	18.379946	21.008930	14.30%	0	2007
	15.196390	18.379946	20.95%	0	2006
	13.856840	15.196390	9.67%	0	2005
	12.452772	13.856840	11.28%	0	2004

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV - Q/NQ	16.868330	9.001956	-46.63%	0	2008
	14.759736	16.868330	14.29%	0	2007
	12.191358	14.759736	21.07%	0	2006
	11.129815	12.191358	9.54%	0	2005
	10.000000	11.129815	11.30%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	12.213112	8.938152	-26.82%	0	2008
	12.912730	12.213112	-5.42%	0	2007
	11.077248	12.912730	16.57%	0	2006
	10.000000	11.077248	10.77%	0	2005*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II - Q/NQ	13.554359	7.667500	-43.43%	0	2008
	11.571290	13.554359	17.14%	0	2007
	12.353008	11.571290	-6.33%	0	2006
	12.493754	12.353008	-1.13%	0	2005
	11.652721	12.493754	7.22%	0	2004

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	14.583412	10.348402	-29.04%	0	2008
	15.888380	14.583412	-8.21%	0	2007
	13.832637	15.888380	14.86%	0	2006
	13.605989	13.832637	1.67%	0	2005
	12.291656	13.605989	10.69%	0	2004

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class II - Q/NQ	16.024301	7.966936	-50.28%	0	2008
	11.847465	16.024301	35.26%	0	2007
	11.223169	11.847465	5.56%	0	2006
	10.000000	11.223169	12.23%	0	2005*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.812665	10.316341	-4.59%	0	2008
	10.187497	10.812665	6.14%	0	2007
	10.342924	10.187497	-1.50%	0	2006
	10.503268	10.342924	-1.53%	0	2005
	10.238746	10.503268	2.58%	0	2004

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	17.386493	11.644527	-33.03%	0	2008
	18.054903	17.386493	-3.70%	0	2007
	16.275820	18.054903	10.93%	0	2006
	15.653891	16.275820	3.97%	0	2005
	13.247024	15.653891	18.17%	0	2004

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	14.763534	8.970855	-39.24%	0	2008
	14.506479	14.763534	1.77%	0	2007
	12.986721	14.506479	11.70%	0	2006
	12.825416	12.986721	1.26%	0	2005
	11.987766	12.825416	6.99%	0	2004

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	13.835890	9.426593	-31.87%	0	2008
	13.358262	13.835890	3.58%	0	2007
	11.855702	13.358262	12.67%	0	2006
	11.743997	11.855702	0.95%	0	2005
	11.559000	11.743997	1.60%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares - Q/NQ	11.999483	7.238791	-39.67%	0	2008
	13.953202	11.999483	-14.00%	0	2007
	13.901582	13.953202	0.37%	0	2006
	13.582835	13.901582	2.35%	0	2005
	12.616538	13.582835	7.66%	0	2004

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	13.108608	8.392257	-35.98%	0	2008
	15.003107	13.108608	-12.63%	0	2007
	13.283879	15.003107	12.94%	0	2006
	13.076013	13.283879	1.59%	0	2005
	12.317038	13.076013	6.16%	0	2004

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	14.423202	9.834307	-31.82%	0	2008
	13.570975	14.423202	6.28%	0	2007
	12.088782	13.570975	12.26%	0	2006
	12.260146	12.088782	-1.40%	0	2005
	11.806372	12.260146	3.84%	0	2004

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	9.725020	9.346930	-3.89%	0	2008
	10.183977	9.725020	-4.51%	0	2007
	10.000000	10.183977	1.84%	0	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	10.026524	8.986507	-10.37%	0	2008
	9.837975	10.026524	1.92%	0	2007
	9.763885	9.837975	0.76%	0	2006
	9.971792	9.763885	-2.08%	0	2005
	9.955022	9.971792	0.17%	0	2004

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	19.019611	10.566683	-44.44%	0	2008
	16.726857	19.019611	13.71%	0	2007
	15.481705	16.726857	8.04%	0	2006
	13.688404	15.481705	13.10%	0	2005
	12.260341	13.688404	11.65%	0	2004

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	21.134907	9.341600	-55.80%	0	2008
	14.970489	21.134907	41.18%	0	2007
	13.240214	14.970489	13.07%	0	2006
	10.000000	13.240214	32.40%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	15.683117	8.694500	-44.56%	0	2008
	15.975986	15.683117	-1.83%	0	2007
	13.738980	15.975986	16.28%	0	2006
	13.422219	13.738980	2.36%	0	2005
	12.446224	13.422219	7.84%	0	2004

Fidelity Variable Insurance Products Fund - VIP Freedom 2010 Portfolio: Service Class 2 - Q/NQ	11.810449	8.568086	-27.45%	0	2008
	11.237539	11.810449	5.10%	0	2007
	10.576779	11.237539	6.25%	0	2006
	10.000000	10.576779	5.77%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Freedom 2020 Portfolio: Service Class 2 - Q/NQ	12.561210	8.183193	-34.85%	0	2008
	11.783983	12.561210	6.60%	0	2007
	10.880107	11.783983	8.31%	0	2006
	10.000000	10.880107	8.80%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Freedom 2030 Portfolio: Service Class 2 - Q/NQ	13.069574	7.833702	-40.06%	0	2008
	12.138037	13.069574	7.67%	0	2007
	11.085983	12.138037	9.49%	0	2006
	10.000000	11.085983	10.86%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	15.981601	8.163388	-48.92%	0	2008
	13.016709	15.981601	22.78%	0	2007
	12.597190	13.016709	3.33%	0	2006
	12.314666	12.597190	2.29%	0	2005
	12.317496	12.314666	-0.02%	0	2004

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	10.161039	9.510116	-6.41%	1,335	2008
	10.071106	10.161039	0.89%	381	2007
	9.974452	10.071106	0.97%	0	2006
	10.096081	9.974452	-1.20%	0	2005
	9.994912	10.096081	1.01%	0	2004

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	23.218920	13.594078	-41.45%	0	2008
	20.767909	23.218920	11.80%	0	2007
	19.055946	20.767909	8.98%	0	2006
	16.653163	19.055946	14.43%	0	2005
	13.779268	16.653163	20.86%	0	2004

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	23.503625	12.768775	-45.67%	0	2008
	20.714557	23.503625	13.46%	0	2007
	18.140323	20.714557	14.19%	0	2006
	15.750728	18.140323	15.17%	0	2005
	14.337246	15.750728	9.86%	0	2004

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	16.276482	8.844753	-45.66%	0	2008
	14.344150	16.276482	13.47%	0	2007
	12.557266	14.344150	14.23%	0	2006
	10.906865	12.557266	15.13%	0	2005
	10.000000	10.906865	9.07%	0	2004*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	18.427187	8.701920	-52.78%	0	2008
	18.029113	18.427187	2.21%	0	2007
	16.028731	18.029113	12.48%	0	2006
	16.139789	16.028731	-0.69%	0	2005
	14.623622	16.139789	10.37%	0	2004

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	11.051660	7.536761	-31.80%	0	2008
	10.988416	11.051660	0.58%	0	2007
	10.000000	10.988416	9.88%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	13.910765	9.831136	-29.33%	0	2008
	14.747256	13.910765	-5.67%	0	2007
	12.986180	14.747256	13.56%	0	2006
	12.949799	12.986180	0.28%	0	2005
	12.033581	12.949799	7.61%	0	2004

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	17.741053	11.520238	-35.06%	0	2008
	18.748659	17.741053	-5.37%	0	2007
	16.529818	18.748659	13.42%	0	2006
	15.674053	16.529818	5.46%	0	2005
	13.064526	15.674053	19.97%	0	2004

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	10.000000	6.519776	-34.80%	0	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	19.447533	3.05%	8.922647	-54.12%	2008

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	20.994728	12.134927	-42.20%	0	2008
	18.759067	20.994728	11.92%	0	2007
	15.930952	18.759067	17.75%	0	2006
	14.914014	15.930952	6.82%	0	2005
	12.978307	14.914014	14.91%	0	2004

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	16.028322	9.262150	-42.21%	573	2008
	14.322911	16.028322	11.91%	180	2007
	12.161980	14.322911	17.77%	0	2006
	11.389395	12.161980	6.78%	0	2005
	10.000000	11.389395	13.89%	0	2004*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	11.399279	11.737566	2.97%	0	2008
	10.591300	11.399279	7.63%	0	2007
	9.680244	10.591300	9.41%	0	2006
	10.000000	9.680244	-3.20%	0	2005*
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	13.552773	11.028986	-18.62%	0	2008
	12.677263	13.552773	6.91%	0	2007
	11.841643	12.677263	7.06%	0	2006
	11.344015	11.841643	4.39%	0	2005
	10.804782	11.344015	4.99%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	20.165846	10.886936	-46.01%	0	2008
	15.225548	20.165846	32.45%	0	2007
	14.391319	15.225548	5.80%	0	2006
	13.186795	14.391319	9.13%	0	2005
	11.529795	13.186795	14.37%	0	2004

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	16.306674	10.079092	-38.19%	0	2008
	15.850472	16.306674	2.88%	0	2007
	14.758334	15.850472	7.40%	0	2006
	13.723602	14.758334	7.54%	0	2005
	12.050602	13.723602	13.88%	0	2004

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	25.459531	11.794775	-53.67%	70	2008
	20.507389	25.459531	24.15%	36	2007
	14.417797	20.507389	42.24%	0	2006
	11.263410	14.417797	28.01%	0	2005
	10.000000	11.263410	12.63%	0	2004*

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	34.833851	16.131254	-53.69%	0	2008
	28.070258	34.833851	24.10%	0	2007
	19.743894	28.070258	42.17%	0	2006
	15.433291	19.743894	27.93%	0	2005
	13.412316	15.433291	15.07%	0	2004

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	13.562824	8.286048	-38.91%	0	2008
	12.602420	13.562824	7.62%	0	2007
	12.113033	12.602420	4.04%	0	2006
	11.986346	12.113033	1.06%	0	2005
	11.344122	11.986346	5.66%	0	2004
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	16.937731	11.043769	-34.80%	0	2008
	16.240234	16.937731	4.29%	0	2007
	13.899376	16.240234	16.84%	0	2006
	13.464569	13.899376	3.23%	0	2005
	12.094889	13.464569	11.32%	0	2004

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	13.785992	7.158380	-48.07%	0	2008
	13.779382	13.785992	0.05%	195	2007
	11.511655	13.779382	19.70%	0	2006
	10.000000	11.511655	15.12%	0	2005*

Neuberger Berman Advisers Management Trust - AMT Mid Cap Growth Portfolio: S Class - Q/NQ	20.130277	11.023145	-45.24%	0	2008
	16.994375	20.130277	18.45%	0	2007
	15.311903	16.994375	10.99%	0	2006
	13.922966	15.311903	9.98%	0	2005
	12.376454	13.922966	12.50%	0	2004

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	12.275775	6.432413	-47.60%	0	2008
	12.289015	12.275775	-0.11%	0	2007
	11.425204	12.289015	7.56%	0	2006
	10.000000	11.425204	14.25%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.755445	8.187736	-16.07%	1,573	2008
	9.605668	9.755445	1.56%	295	2007
	9.507505	9.605668	1.03%	0	2006
	9.666257	9.507505	-1.64%	0	2005
	9.893271	9.666257	-2.29%	0	2004

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	13.288243	7.797077	-41.32%	0	2008
	13.638474	13.288243	-2.57%	0	2007
	13.364553	13.638474	2.05%	0	2006
	13.395567	13.364553	-0.23%	0	2005
	12.350047	13.395567	8.47%	0	2004

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	15.861781	9.311760	-41.29%	0	2008
	15.205838	15.861781	4.31%	332	2007
	13.792806	15.205838	10.24%	0	2006
	13.312530	13.792806	3.61%	0	2005
	12.121546	13.312530	9.83%	0	2004

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.640935	7.244288	-31.92%	829	2008
	10.342374	10.640935	2.89%	0	2007
	10.000000	10.342374	3.42%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.306582	9.005733	-12.62%	764	2008
	10.324698	10.306582	-0.18%	0	2007
	10.000000	10.324698	3.25%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	11.775087	7.004745	-40.51%	0	2008
	10.621720	11.775087	10.86%	0	2007
	10.000000	10.621720	6.22%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	11.013395	5.956136	-45.92%	0	2008
	10.153665	11.013395	8.47%	0	2007
	10.000000	10.153665	1.54%	0	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	9.689551	5.817856	-39.96%	992	2008
	10.000000	9.689551	-3.10%	0	2007*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	12.372142	8.637273	-30.19%	0	2008
	12.375547	12.372142	-0.03%	0	2007
	11.540060	12.375547	7.24%	0	2006
	11.625358	11.540060	-0.73%	0	2005
	10.891325	11.625358	6.74%	0	2004

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.074307	7.719574	-30.29%	0	2008
	11.073758	11.074307	0.00%	0	2007
	10.326583	11.073758	7.24%	0	2006
	10.000000	10.326583	3.27%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Gartmore NVIT Emerging Markets Fund: Class II - Q/NQ	43.845668	17.881406	-59.22%	0	2008
	31.152959	43.845668	40.74%	0	2007
	23.570360	31.152959	32.17%	0	2006
	18.369962	23.570360	28.31%	0	2005
	15.732447	18.369962	16.76%	0	2004

NVIT Gartmore NVIT Emerging Markets Fund: Class VI - Q/NQ	27.859163	11.379628	-59.15%	0	2008
	19.759136	27.859163	40.99%	0	2007
	14.923387	19.759136	32.40%	0	2006
	11.616994	14.923387	28.46%	0	2005
	10.000000	11.616994	16.17%	0	2004*

NVIT Gartmore NVIT Global Utilities Fund: Class II - Q/NQ	23.524008	15.241516	-35.21%	0	2008
	20.213049	23.524008	16.38%	0	2007
	15.180196	20.213049	33.15%	0	2006
	14.744073	15.180196	2.96%	0	2005
	11.738073	14.744073	25.61%	0	2004

NVIT Gartmore NVIT International Equity Fund: Class VI - Q/NQ	10.000000	5.394967	-46.05%	0	2008*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ	10.000000	5.048414	-49.52%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	10.000000	6.049733	-39.50%	1,407	2008*

NVIT NVIT Cardinal SM Aggressive Fund: Class II - Q/NQ	10.000000	6.281508	-37.18%	0	2008*

NVIT NVIT Cardinal SM Balanced Fund: Class II - Q/NQ	10.000000	7.825444	-21.75%	0	2008*

NVIT NVIT Cardinal SM Capital Appreciation Fund: Class II - Q/NQ	10.000000	7.111771	-28.88%	0	2008*

NVIT NVIT Cardinal SM Conservative Fund: Class II - Q/NQ	10.000000	8.962214	-10.38%	0	2008*

NVIT NVIT Cardinal SM Moderate Fund: Class II - Q/NQ	10.000000	7.465379	-25.35%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinal SM Moderately Aggressive Fund: Class II - Q/NQ	10.000000	6.752984	-32.47%	0	2008*

NVIT NVIT Cardinal SM Moderately Conservative Fund: Class II - Q/NQ	10.000000	8.200964	-17.99%	0	2008*

NVIT NVIT Core Bond Fund: Class II - Q/NQ	10.000000	9.720365	-2.80%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	10.000000	9.726123	-2.74%	0	2008*

NVIT NVIT Global Financial Services Fund: Class II - Q/NQ	18.386045	9.563752	-47.98%	0	2008
	19.239230	18.386045	-4.43%	0	2007
	16.523940	19.239230	16.43%	0	2006
	15.382919	16.523940	7.42%	0	2005
	13.138646	15.382919	17.08%	0	2004

NVIT NVIT Government Bond Fund: Class I - Q/NQ	10.275983	10.731731	4.44%	1,435	2008
	9.892799	10.275983	3.87%	331	2007
	9.873261	9.892799	0.20%	0	2006
	9.861171	9.873261	0.12%	0	2005
	9.850060	9.861171	0.11%	0	2004

NVIT NVIT Health Sciences Fund: Class II - Q/NQ	14.640356	10.588184	-27.68%	0	2008
	13.374762	14.640356	9.46%	0	2007
	13.466713	13.374762	-0.68%	0	2006
	12.838026	13.466713	4.90%	0	2005
	12.310572	12.838026	4.28%	0	2004

NVIT NVIT Health Sciences Fund: Class VI - Q/NQ	11.118531	8.036359	-27.72%	0	2008
	10.152683	11.118531	9.51%	0	2007
	10.224123	10.152683	-0.70%	0	2006
	9.742565	10.224123	4.94%	0	2005
	10.000000	9.742565	-2.57%	0	2004*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	11.388059	6.282791	-44.83%	0	2008
	10.739954	11.388059	6.03%	0	2007
	10.000000	10.739954	7.40%	0	2006*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.107544	10.120120	-8.89%	0	2008
	10.873756	11.107544	2.15%	0	2007
	10.563712	10.873756	2.93%	0	2006
	10.546352	10.563712	0.16%	0	2005
	10.394519	10.546352	1.46%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.380422	10.196911	-17.64%	0	2008
	12.065080	12.380422	2.61%	0	2007
	11.476876	12.065080	5.13%	0	2006
	11.328687	11.476876	1.31%	0	2005
	10.904394	11.328687	3.89%	0	2004

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	13.747919	10.236591	-25.54%	0	2008
	13.423110	13.747919	2.42%	0	2007
	12.432684	13.423110	7.97%	0	2006
	12.172148	12.432684	2.14%	0	2005
	11.461976	12.172148	6.20%	0	2004

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	15.579862	10.362610	-33.49%	22,553	2008
	15.141442	15.579862	2.90%	22,649	2007
	13.633921	15.141442	11.06%	22,649	2006
	13.132773	13.633921	3.82%	22,649	2005
	12.084441	13.132773	8.68%	22,649	2004

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	16.895100	10.344252	-38.77%	14,981	2008
	16.449446	16.895100	2.71%	14,981	2007
	14.516696	16.449446	13.31%	3,649	2006
	13.871742	14.516696	4.65%	3,649	2005
	12.547976	13.871742	10.55%	3,649	2004

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	17.514227	10.787765	-38.41%	0	2008
	16.798370	17.514227	4.26%	0	2007
	15.766228	16.798370	6.55%	0	2006
	14.505585	15.766228	8.69%	0	2005
	12.927991	14.505585	12.20%	0	2004

NVIT NVIT Money Market Fund: Class I - Q/NQ	9.790017	9.686346	-1.06%	280	2008
	9.637806	9.790017	1.58%	0	2007
	9.509364	9.637806	1.35%	0	2006
	9.552817	9.509364	-0.45%	0	2005
	9.774039	9.552817	-2.26%	0	2004

NVIT NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ	10.000000	5.998793	-40.01%	946	2008*

NVIT NVIT Multi-Manager International Value Fund: Class II - Q/NQ	20.288096	10.526349	-48.12%	0	2008
	20.378104	20.288096	-0.44%	0	2007
	17.170621	20.378104	18.68%	0	2006
	15.842009	17.170621	8.39%	0	2005
	13.616852	15.842009	16.34%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	14.539785	7.547711	-48.09%	390	2008
	14.605732	14.539785	-0.45%	190	2007
	12.306414	14.605732	18.68%	0	2006
	11.352698	12.306414	8.40%	0	2005
	10.000000	11.352698	13.53%	0	2004*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ	15.001153	7.774875	-48.17%	0	2008
	14.132992	15.001153	6.14%	0	2007
	14.153989	14.132992	-0.15%	0	2006
	13.549656	14.153989	4.46%	0	2005
	12.349577	13.549656	9.72%	0	2004

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	10.000000	6.230135	-37.70%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	10.000000	6.218357	-37.82%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	10.000000	6.141516	-38.58%	477	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	10.000000	6.619275	-33.81%	802	2008*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	16.884236	11.081194	-34.37%	0	2008
	18.775958	16.884236	-10.08%	0	2007
	16.537581	18.775958	13.54%	0	2006
	16.594702	16.537581	-0.34%	0	2005
	14.630015	16.594702	13.43%	0	2004

NVIT NVIT Multi-Manager Small Company Fund: Class II - Q/NQ	17.743703	10.603798	-40.24%	54	2008
	17.964765	17.743703	-1.23%	51	2007
	16.579922	17.964765	8.35%	0	2006
	15.266837	16.579922	8.60%	0	2005
	13.256768	15.266837	15.16%	0	2004

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	10.985576	8.808825	-19.81%	0	2008
	10.832059	10.985576	1.42%	0	2007
	10.656287	10.832059	1.65%	0	2006
	10.756090	10.656287	-0.93%	0	2005
	10.413997	10.756090	3.28%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Nationwide Fund: Class II - Q/NQ	15.094942	8.544266	-43.40%	1,112	2008
	14.433162	15.094942	4.59%	312	2007
	13.126787	14.433162	9.95%	0	2006
	12.648095	13.126787	3.78%	0	2005
	11.910405	12.648095	6.19%	0	2004
NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.000000	9.740099	-2.60%	0	2008*

NVIT NVIT Technology and Communications Fund: Class II - Q/NQ	16.592782	8.237568	-50.35%	0	2008
	14.264644	16.592782	16.32%	0	2007
	13.292904	14.264644	7.31%	0	2006
	13.817029	13.292904	-3.79%	0	2005
	13.699197	13.817029	0.86%	0	2004

NVIT NVIT Technology and Communications Fund: Class VI - Q/NQ	12.949379	6.426274	-50.37%	0	2008
	11.141111	12.949379	16.23%	0	2007
	10.333516	11.141111	7.82%	0	2006
	10.740957	10.333516	-3.79%	0	2005
	10.000000	10.740957	7.41%	0	2004*

NVIT NVIT U.S. Growth Leaders Fund: Class II - Q/NQ	17.618087	9.996560	-43.26%	0	2008
	14.883522	17.618087	18.37%	0	2007
	15.428523	14.883522	-3.53%	0	2006
	14.245745	15.428523	8.30%	0	2005
	13.107899	14.245745	8.68%	0	2004

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	15.005003	9.132250	-39.14%	0	2008
	15.894059	15.005003	-5.59%	215	2007
	14.185389	15.894059	12.05%	0	2006
	14.074206	14.185389	0.79%	0	2005
	12.398474	14.074206	13.52%	0	2004

NVIT Van Kampen NVIT Real Estate Fund: Class II - Q/NQ	10.000000	5.517417	-44.83%	0	2008*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	14.744719	7.766977	-47.32%	0	2008
	13.359581	14.744719	10.37%	0	2007
	12.795820	13.359581	4.41%	0	2006
	12.585214	12.795820	1.67%	0	2005
	12.175556	12.585214	3.36%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	14.760126	8.535756	-42.17%	0	2008
	14.357210	14.760126	2.81%	0	2007
	12.612994	14.357210	13.83%	0	2006
	11.406251	12.612994	10.58%	0	2005
	10.000000	11.406251	14.06%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	20.861501	12.067395	-42.15%	0	2008
	20.287724	20.861501	2.83%	0	2007
	17.828423	20.287724	13.79%	0	2006
	16.120891	17.828423	10.59%	0	2005
	13.987258	16.120891	15.25%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	9.451116	1.957808	-79.28%	0	2008
	10.000000	9.451116	-5.49%	0	2007*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	11.657298	2.421292	-79.23%	0	2008
	12.082741	11.657298	-3.52%	0	2007
	11.409132	12.082741	5.90%	0	2006
	11.535765	11.409132	-1.10%	0	2005
	10.943074	11.535765	5.42%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	14.578687	8.674053	-40.50%	958	2008
	14.440366	14.578687	0.96%	287	2007
	12.977969	14.440366	11.27%	0	2006
	12.658320	12.977969	2.53%	0	2005
	11.962434	12.658320	5.82%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ	17.711200	10.644550	-39.90%	228	2008
	18.529530	17.711200	-4.42%	52	2007
	16.667678	18.529530	11.17%	0	2006
	15.668160	16.667678	6.38%	0	2005
	13.560064	15.668160	15.55%	0	2004
Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB - Q/NQ	13.692654	8.137404	-40.57%	0	2008
	15.033833	13.692654	-8.92%	0	2007
	13.376958	15.033833	12.39%	0	2006
	13.111050	13.376958	2.03%	0	2005
	12.171013	13.111050	7.72%	0	2004

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	19.985747	10.859289	-45.66%	0	2008
	19.026074	19.985747	5.04%	0	2007
	15.363941	19.026074	23.84%	0	2006
	14.123153	15.363941	8.79%	0	2005

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	12.669821	7.734104	-38.96%	0	2008
	12.386836	12.669821	2.28%	0	2007
	12.116873	12.386836	2.23%	0	2006
	11.823804	12.116873	2.48%	0	2005
	11.611367	11.823804	1.83%	0	2004

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	12.812861	7.123395	-44.40%	489	2008
	11.750589	12.812861	9.04%	110	2007
	11.085119	11.750589	6.00%	0	2006
	10.000000	11.085119	10.85%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	11.972501	7.397328	-38.21%	0	2008
	11.988033	11.972501	-0.13%	0	2007
	10.420765	11.988033	15.04%	0	2006
	10.000000	10.420765	4.21%	0	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.207598	10.025467	-1.78%	0	2008
	10.007353	10.207598	2.00%	0	2007
	9.921892	10.007353	0.86%	0	2006
	10.000000	9.921892	-0.78%	0	2005

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.419936	9.045830	-13.19%	1,195	2008
	10.216391	10.419936	1.99%	324	2007
	10.174578	10.216391	0.41%	0	2006
	10.096572	10.174578	0.77%	0	2005
	10.006635	10.096572	0.90%	0	2004

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	15.925008	13.126321	-17.57%	0	2008
	15.441312	15.925008	3.13%	0	2007
	14.372918	15.441312	7.43%	0	2006
	13.219470	14.372918	8.73%	0	2005
	12.386826	13.219470	6.72%	0	2004

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	21.257414	12.764571	-39.95%	0	2008
	26.509145	21.257414	-19.81%	0	2007
	19.859297	26.509145	33.48%	0	2006
	17.543336	19.859297	13.20%	0	2005
	13.298053	17.543336	31.92%	0	2004

Additional Contract Options Elected (Total 3.10%)
(Variable account charges of 3.10% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	15.053880	7.015119	-53.40%	0	2008

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	14.616017	8.125201	-44.41%	0	2008

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	18.154238	9.300052	-48.77%	0	2008

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	15.301802	8.792812	-42.54%	0	2008

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	17.489150	10.888056	-37.74%	0	2008

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	14.734347	9.318527	-36.76%	0	2008

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II - Q/NQ	20.958440	11.189413	-46.61%	0	2008

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV - Q/NQ	16.836511	8.980331	-46.66%	0	2008

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	12.196336	8.921263	-26.85%	0	2008

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II - Q/NQ	13.521772	7.645105	-43.46%	0	2008

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	14.548355	10.318192	-29.08%	0	2008

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class II - Q/NQ	16.002303	7.951875	-50.31%	0	2008

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.784814	10.284462	-4.64%	0	2008

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	17.344711	11.610534	-33.06%	0	2008

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	14.728065	8.944671	-39.27%	0	2008

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	13.802657	9.399082	-31.90%	0	2008

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares - Q/NQ	11.970611	7.217638	-39.71%	0	2008

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	13.077074	8.367742	-36.01%	0	2008

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	14.388496	9.805582	-31.85%	0	2008

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	9.716652	9.334072	-3.94%	0	2008

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	10.002438	8.960295	-10.42%	0	2008

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	18.973875	10.535810	-44.47%	0	2008

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	21.105881	9.323947	-55.82%	0	2008

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	15.645403	8.669099	-44.59%	0	2008

Fidelity Variable Insurance Products Fund - VIP Freedom 2010 Portfolio: Service Class 2 - Q/NQ	11.794229	8.551895	-27.49%	0	2008

Fidelity Variable Insurance Products Fund - VIP Freedom 2020 Portfolio: Service Class 2 - Q/NQ	12.543972	8.167735	-34.89%	0	2008

Fidelity Variable Insurance Products Fund - VIP Freedom 2030 Portfolio: Service Class 2 - Q/NQ	13.051638	7.818906	-40.09%	0	2008

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	15.943213	8.139562	-48.95%	0	2008

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	10.136610	9.482361	-6.45%	0	2008

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	23.163116	13.554387	-41.48%	0	2008

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	23.447130	12.731492	-45.70%	0	2008

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	16.245750	8.823493	-45.69%	0	2008

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	18.382872	8.676502	-52.80%	0	2008

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	11.042159	7.526389	-31.84%	0	2008

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	13.877318	9.802418	-29.36%	0	2008

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	17.698412	11.486602	-35.10%	0	2008

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	10.000000	6.517536	-34.82%	0	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	19.420815	8.905778	-54.14%	0	2008

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	20.944254	12.099493	-42.23%	0	2008

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	15.998081	9.239891	-42.24%	0	2008

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	11.383625	11.715395	2.91%	0	2008

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	13.520189	10.996797	-18.66%	0	2008

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	20.117417	10.855174	-46.04%	0	2008

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	16.267465	10.049659	-38.22%	0	2008

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	25.411524	11.766442	-53.70%	0	2008

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	34.750086	16.084135	-53.71%	0	2008

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	13.530208	8.261847	-38.94%	0	2008

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	16.896991	11.011503	-34.83%	0	2008

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	13.767063	7.144849	-48.10%	0	2008

Neuberger Berman Advisers Management Trust - AMT Mid Cap Growth Portfolio: S Class - Q/NQ	20.078398	10.989053	-45.27%	0	2008

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	12.258920	6.420255	-47.63%	0	2008

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.731969	8.163826	-16.11%	0	2008

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	13.256294	7.774322	-41.35%	0	2008

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	15.823661	9.284580	-41.32%	0	2008

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.631792	7.234326	-31.96%	2,437	2008

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.297722	8.993354	-12.67%	1,896	2008

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	11.764963	6.995106	-40.54%	0	2008

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	11.003922	5.947930	-45.95%	0	2008

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	9.686205	5.812841	-39.99%	3,171	2008

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	12.342412	8.612068	-30.22%	0	2008

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.059094	7.704980	-30.33%	0	2008

NVIT Gartmore NVIT Emerging Markets Fund: Class II - Q/NQ	43.740296	17.829196	-59.24%	0	2008

NVIT Gartmore NVIT Emerging Markets Fund: Class VI - Q/NQ	27.806635	11.352281	-59.17%	0	2008

NVIT Gartmore NVIT Global Utilities Fund: Class II - Q/NQ	23.467430	15.197000	-35.24%	0	2008

NVIT Gartmore NVIT International Equity Fund: Class VI - Q/NQ	10.000000	5.393107	-46.07%	0	2008*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ	10.000000	5.046677	-49.53%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	10.000000	6.047648	-39.52%	0	2008*

NVIT NVIT Cardinal SM Aggressive Fund: Class II - Q/NQ	10.000000	6.279343	-37.21%	0	2008*

NVIT NVIT Cardinal SM Balanced Fund: Class II - Q/NQ	10.000000	7.822749	-21.77%	0	2008*

NVIT NVIT Cardinal SM Capital Appreciation Fund: Class II - Q/NQ	10.000000	7.109326	-28.91%	0	2008*

NVIT NVIT Cardinal SM Conservative Fund: Class II - Q/NQ	10.000000	8.959123	-10.41%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinal SM Moderate Fund: Class II - Q/NQ	10.000000	7.462804	-25.37%	0	2008*

NVIT NVIT Cardinal SM Moderately Aggressive Fund: Class II - Q/NQ	10.000000	6.750662	-32.49%	0	2008*

NVIT NVIT Cardinal SM Moderately Conservative Fund: Class II - Q/NQ	10.000000	8.198147	-18.02%	0	2008*

NVIT NVIT Core Bond Fund: Class II - Q/NQ	10.000000	9.717023	-2.83%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	10.000000	9.722786	-2.77%	0	2008*

NVIT NVIT Global Financial Services Fund: Class II - Q/NQ	18.341830	9.535812	-48.01%	0	2008

NVIT NVIT Government Bond Fund: Class I - Q/NQ	10.251268	10.700397	4.38%	0	2008

NVIT NVIT Health Sciences Fund: Class II - Q/NQ	14.605176	10.557284	-27.72%	0	2008

NVIT NVIT Health Sciences Fund: Class VI - Q/NQ	11.097549	8.017045	-27.76%	0	2008

NVIT NVIT International Index Fund: Class VIII - Q/NQ	11.378270	6.274147	-44.86%	0	2008

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.080825	10.090576	-8.94%	0	2008

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.350672	10.167161	-17.68%	0	2008

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	13.714855	10.206702	-25.58%	0	2008

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	15.542404	10.332349	-33.52%	0	2008

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	16.854466	10.314039	-38.81%	0	2008

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	17.472103	10.756251	-38.44%	0	2008

NVIT NVIT Money Market Fund: Class I - Q/NQ	9.765229	9.656837	-1.11%	0	2008

NVIT NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ	10.000000	5.996721	-40.03%	0	2008*

NVIT NVIT Multi-Manager International Value Fund: Class II - Q/NQ	20.239318	10.495599	-48.14%	0	2008

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	10.000000	5.996721	-40.03%	0	2008*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	10.000000	6.227982	-37.72%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	10.000000	6.216221	-37.84%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	10.000000	6.139399	-38.61%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	10.000000	6.616993	-33.83%	0	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ	14.965054	7.752146	-48.20%	0	2008

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	16.843634	11.048833	-34.40%	0	2008

NVIT NVIT Multi-Manager Small Company Fund: Class II - Q/NQ	17.701030	10.572824	-40.27%	0	2008

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	10.959160	8.783114	-19.86%	0	2008

NVIT NVIT Nationwide Fund: Class II - Q/NQ	15.058676	8.519322	-43.43%	0	2008

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.000000	9.736749	-2.63%	0	2008*

NVIT NVIT Technology and Communications Fund: Class II - Q/NQ	16.552880	8.213501	-50.38%	0	2008

NVIT NVIT Technology and Communications Fund: Class VI - Q/NQ	12.924961	6.410842	-50.40%	0	2008

NVIT NVIT U.S. Growth Leaders Fund: Class II - Q/NQ	17.575692	9.967347	-43.29%	0	2008

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	14.968912	9.105570	-39.17%	0	2008

NVIT Van Kampen NVIT Real Estate Fund: Class II - Q/NQ	10.000000	5.515499	-44.85%	0	2008*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	14.709256	7.744287	-47.35%	0	2008

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	14.732284	8.515248	-42.20%	0	2008

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	20.811338	12.032155	-42.18%	0	2008

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	9.447861	1.956116	-79.30%	0	2008

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	11.629258	3.10%	2.414209	-79.24%	2008

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	14.543646	8.648730	-40.53%	0	2008

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ	17.668621	10.613467	-39.93%	0	2008

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB - Q/NQ	13.659717	8.113633	-40.60%	0	2008

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	19.937709	10.827587	-45.69%	0	2008

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	12.639354	7.711514	-38.99%	0	2008

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	12.795263	7.109931	-44.43%	0	2008

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	11.956046	7.383342	-38.25%	0	2008

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.193577	10.006533	-1.83%	0	2008

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.394856	9.019403	-13.23%	0	2008

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	15.884049	13.085802	-17.62%	0	2008

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	21.202665	12.725093	-39.98%	0	2008

Additional Contract Options Elected (Total 3.15%)
(Variable account charges of 3.15% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	15.017647	6.994606	-53.42%	0	2008
	15.300185	15.017647	-1.85%	0	2007
	13.986370	15.300185	9.39%	0	2006
	13.696488	13.986370	2.12%	0	2005
	12.759008	13.696488	7.35%	0	2004

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	14.580830	8.101450	-44.44%	0	2008
	13.476504	14.580830	8.19%	0	2007
	13.118914	13.476504	2.73%	0	2006
	12.474207	13.118914	5.17%	0	2005
	12.112815	12.474207	2.98%	0	2004

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	18.110565	9.272877	-48.80%	0	2008
	16.918293	18.110565	7.05%	0	2007
	15.024584	16.918293	12.60%	0	2006
	14.196290	15.024584	5.83%	0	2005
	12.716265	14.196290	11.64%	0	2004

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	15.264977	8.767113	-42.57%	0	2008
	15.033521	15.264977	1.54%	0	2007
	13.267619	15.033521	13.31%	0	2006
	13.095955	13.267619	1.31%	0	2005
	12.157495	13.095955	7.72%	0	2004

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	17.447072	10.856236	-37.78%	0	2008
	17.746638	17.447072	-1.69%	0	2007
	16.043674	17.746638	10.61%	0	2006
	15.533743	16.043674	3.28%	0	2005
	13.469566	15.533743	15.32%	0	2004

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	14.698912	9.291316	-36.79%	0	2008
	15.245810	14.698912	-3.59%	0	2007
	13.474590	15.245810	13.14%	0	2006
	13.310253	13.474590	1.23%	0	2005
	12.207943	13.310253	9.03%	0	2004

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II - Q/NQ	20.908057	11.156743	-46.64%	0	2008
	18.310680	20.908057	14.19%	0	2007
	15.154694	18.310680	20.83%	0	2006
	13.833041	15.154694	9.55%	0	2005
	12.444211	13.833041	11.16%	0	2004

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV - Q/NQ	16.804759	8.958756	-46.69%	0	2008
	14.719368	16.804759	14.17%	0	2007
	12.170518	14.719368	20.94%	0	2006
	11.122216	12.170518	9.43%	0	2005
	10.000000	11.122216	11.22%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	12.179576	8.904393	-26.89%	0	2008
	12.890650	12.179576	-5.52%	0	2007
	11.069680	12.890650	16.45%	0	2006
	10.000000	11.069680	10.70%	0	2005*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II - Q/NQ	13.489233	7.622765	-43.49%	0	2008
	11.527647	13.489233	17.02%	0	2007
	12.319090	11.527647	-6.42%	0	2006
	12.472278	12.319090	-1.23%	0	2005
	11.644695	12.472278	7.11%	0	2004

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	14.513347	10.288039	-29.11%	0	2008
	15.828467	14.513347	-8.31%	0	2007
	13.794663	15.828467	14.74%	0	2006
	13.582608	13.794663	1.56%	0	2005
	12.283197	13.582608	10.58%	0	2004

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class II - Q/NQ	15.980307	7.936833	-50.33%	0	2008
	11.827182	15.980307	35.12%	0	2007
	11.215504	11.827182	5.45%	0	2006
	10.000000	11.215504	12.16%	0	2005*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.757015	10.252657	-4.69%	0	2008
	10.145586	10.757015	6.03%	0	2007
	10.310980	10.145586	-1.60%	0	2006
	10.481610	10.310980	-1.63%	0	2005
	10.228186	10.481610	2.48%	0	2004

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	17.302975	11.576609	-33.09%	0	2008
	17.986843	17.302975	-3.80%	0	2007
	16.231158	17.986843	10.82%	0	2006
	15.626994	16.231158	3.87%	0	2005
	13.237912	15.626994	18.05%	0	2004

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	14.692604	8.918520	-39.30%	0	2008
	14.451773	14.692604	1.67%	0	2007
	12.951062	14.451773	11.59%	0	2006
	12.803365	12.951062	1.15%	0	2005
	11.979512	12.803365	6.88%	0	2004

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	13.769406	9.371587	-31.94%	0	2008
	13.307871	13.769406	3.47%	0	2007
	11.823140	13.307871	12.56%	0	2006
	11.723799	11.823140	0.85%	0	2005
	11.551034	11.723799	1.50%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares - Q/NQ	11.941830	7.196550	-39.74%	0	2008
	13.900588	11.941830	-14.09%	0	2007
	13.863428	13.900588	0.27%	0	2006
	13.559494	13.863428	2.24%	0	2005
	12.607853	13.559494	7.55%	0	2004

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	13.045624	8.343300	-36.05%	0	2008
	14.946534	13.045624	-12.72%	0	2007
	13.247407	14.946534	12.83%	0	2006
	13.053534	13.247407	1.49%	0	2005
	12.308562	13.053534	6.05%	0	2004

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	14.353870	9.776919	-31.89%	0	2008
	13.519761	14.353870	6.17%	757	2007
	12.055565	13.519761	12.15%	871	2006
	12.239055	12.055565	-1.50%	871	2005
	11.798232	12.239055	3.74%	871	2004

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	9.708279	9.321216	-3.99%	0	2008
	10.177006	9.708279	-4.61%	0	2007
	10.000000	10.177006	1.77%	0	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	9.978346	8.934094	-10.47%	0	2008
	9.800864	9.978346	1.81%	0	2007
	9.737062	9.800864	0.66%	0	2006
	9.954643	9.737062	-2.19%	0	2005
	9.948157	9.954643	0.07%	0	2004

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	18.928230	10.505027	-44.50%	0	2008
	16.663770	18.928230	13.59%	0	2007
	15.439201	16.663770	7.93%	0	2006
	13.664867	15.439201	12.98%	0	2005
	12.251901	13.664867	11.53%	0	2004

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	21.076858	9.306297	-55.85%	0	2008
	14.944858	21.076858	41.03%	0	2007
	13.231168	14.944858	12.95%	0	2006
	10.000000	13.231168	32.31%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	15.607775	8.643782	-44.62%	0	2008
	15.915742	15.607775	-1.93%	0	2007
	13.701260	15.915742	16.16%	0	2006
	13.399140	13.701260	2.25%	0	2005
	12.437655	13.399140	7.73%	0	2004

Fidelity Variable Insurance Products Fund - VIP Freedom 2010 Portfolio: Service Class 2 - Q/NQ	11.778012	8.535721	-27.53%	0	2008
	11.218302	11.778012	4.99%	0	2007
	10.569542	11.218302	6.14%	0	2006
	10.000000	10.569542	5.70%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Freedom 2020 Portfolio: Service Class 2 - Q/NQ	12.526722	8.152291	-34.92%	0	2008
	11.763814	12.526722	6.49%	0	2007
	10.872670	11.763814	8.20%	0	2006
	10.000000	10.872670	8.73%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Freedom 2030 Portfolio: Service Class 2 - Q/NQ	13.033698	7.804112	-40.12%	0	2008
	12.117289	13.033698	7.56%	0	2007
	11.078408	12.117289	9.38%	0	2006
	10.000000	11.078408	10.78%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	15.904821	8.115762	-48.97%	0	2008
	12.967617	15.904821	22.65%	0	2007
	12.562609	12.967617	3.22%	0	2006
	12.293498	12.562609	2.19%	0	2005
	12.309022	12.293498	-0.13%	0	2004

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	10.112210	9.454653	-6.50%	0	2008
	10.033106	10.112210	0.79%	0	2007
	9.947051	10.033106	0.87%	0	2006
	10.078705	9.947051	-1.31%	0	2005
	9.988022	10.078705	0.91%	0	2004

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	23.107411	13.514803	-41.51%	0	2008
	20.689623	23.107411	11.69%	0	2007
	19.003652	20.689623	8.87%	0	2006
	16.624548	19.003652	14.31%	0	2005
	13.769790	16.624548	20.73%	0	2004

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	23.390728	12.694291	-45.73%	0	2008
	20.636455	23.390728	13.35%	0	2007
	18.090531	20.636455	14.07%	0	2006
	15.723649	18.090531	15.05%	0	2005
	14.327384	15.723649	9.75%	0	2004

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	16.215107	8.802290	-45.72%	0	2008
	14.304900	16.215107	13.35%	0	2007
	12.535799	14.304900	14.11%	0	2006
	10.899422	12.535799	15.01%	0	2005
	10.000000	10.899422	8.99%	0	2004*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	18.338661	8.651148	-52.83%	0	2008
	17.961137	18.338661	2.10%	0	2007
	15.984741	17.961137	12.36%	0	2006
	16.112064	15.984741	-0.79%	0	2005
	14.613563	16.112064	10.25%	0	2004

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	11.032660	7.516028	-31.87%	0	2008
	10.980901	11.032660	0.47%	0	2007
	10.000000	10.980901	9.81%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	13.843922	9.773774	-29.40%	0	2008
	14.691631	13.843922	-5.77%	0	2007
	12.950521	14.691631	13.44%	0	2006
	12.927535	12.950521	0.18%	0	2005
	12.025290	12.927535	7.50%	0	2004

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	17.655850	11.453044	-35.13%	0	2008
	18.678009	17.655850	-5.47%	0	2007
	16.484483	18.678009	13.31%	0	2006
	15.647139	16.484483	5.35%	0	2005
	13.055545	15.647139	19.85%	0	2004

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	10.000000	6.515281	-34.85%	0	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	19.394133	8.888940	-54.17%	0	2008
	15.562199	19.394133	24.62%	0	2007
	12.535845	15.562199	24.14%	0	2006
	10.000000	12.535845	25.36%	0	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	20.893867	12.064140	-42.26%	0	2008
	18.688330	20.893867	11.80%	0	2007
	15.887217	18.688330	17.63%	0	2006
	14.888378	15.887217	6.71%	0	2005
	12.969363	14.888378	14.80%	0	2004

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	15.967909	9.217696	-42.27%	0	2008
	14.283736	15.967909	11.79%	0	2007
	12.141198	14.283736	17.65%	0	2006
	11.381632	12.141198	6.67%	0	2005
	10.000000	11.381632	13.82%	0	2004*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	11.367963	11.693246	2.86%	0	2008
	10.573159	11.367963	7.52%	0	2007
	9.673619	10.573159	9.30%	0	2006
	10.000000	9.673619	-3.26%	0	2005*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	13.487636	10.964648	-18.71%	0	2008
	12.629421	13.487636	6.80%	0	2007
	11.809097	12.629421	6.95%	0	2006
	11.324493	11.809097	4.28%	0	2005
	10.797330	11.324493	4.88%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	20.069030	10.823460	-46.07%	0	2008
	15.168171	20.069030	32.31%	0	2007
	14.351831	15.168171	5.69%	0	2006
	13.164141	14.351831	9.02%	0	2005
	11.521864	13.164141	14.25%	0	2004

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	16.228360	10.020319	-38.25%	0	2008
	15.790714	16.228360	2.77%	0	2007
	14.717838	15.790714	7.29%	0	2006
	13.700021	14.717838	7.43%	0	2005
	12.042309	13.700021	13.77%	0	2004

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	25.363578	11.738151	-53.72%	0	2008
	20.451296	25.363578	24.02%	0	2007
	14.393152	20.451296	42.09%	0	2006
	11.255723	14.393152	27.87%	0	2005
	10.000000	11.255723	12.56%	0	2004*

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	34.666563	16.037162	-53.74%	0	2008
	27.964426	34.666563	23.97%	0	2007
	19.689695	27.964426	42.03%	0	2006
	15.406761	19.689695	27.80%	0	2005
	13.403091	15.406761	14.95%	0	2004

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	13.497659	8.237707	-38.97%	0	2008
	12.554891	13.497659	7.51%	392	2007
	12.079774	12.554891	3.93%	451	2006
	11.965743	12.079774	0.95%	451	2005
	11.336314	11.965743	5.55%	451	2004

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	16.856360	10.979339	-34.87%	0	2008
	16.178989	16.856360	4.19%	366	2007
	13.861206	16.178989	16.72%	421	2006
	13.441412	13.861206	3.12%	421	2005
	12.086555	13.441412	11.21%	421	2004

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	13.748137	7.131336	-48.13%	0	2008
	13.755813	13.748137	-0.06%	0	2007
	11.503792	13.755813	19.58%	0	2006
	10.000000	11.503792	15.04%	0	2005*

Neuberger Berman Advisers Management Trust - AMT Mid Cap Growth Portfolio: S Class - Q/NQ	20.026688	10.955072	-45.30%	0	2008
	16.924471	20.026688	18.33%	0	2007
	15.264625	16.924471	10.87%	0	2006
	13.894265	15.264625	9.86%	0	2005
	12.363689	13.894265	12.38%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	12.242053	6.408104	-47.65%	0	2008
	12.267978	12.242053	-0.21%	0	2007
	11.417390	12.267978	7.45%	0	2006
	10.000000	11.417390	14.17%	0	2005*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.708555	8.139981	-16.16%	0	2008
	9.569419	9.708555	1.45%	0	2007
	9.481373	9.569419	0.93%	0	2006
	9.649621	9.481373	-1.74%	0	2005
	9.886448	9.649621	-2.40%	0	2004

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	13.224369	7.751580	-41.38%	0	2008
	13.587020	13.224369	-2.67%	0	2007
	13.327854	13.587020	1.94%	0	2006
	13.372537	13.327854	-0.33%	0	2005
	12.341545	13.372537	8.35%	0	2004

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	15.785597	9.257453	-41.36%	0	2008
	15.148513	15.785597	4.21%	0	2007
	13.754963	15.148513	10.13%	0	2006
	13.289668	13.754963	3.50%	0	2005
	12.113208	13.289668	9.71%	0	2004

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.622645	7.224369	-31.99%	0	2008
	10.335313	10.622645	2.78%	0	2007
	10.000000	10.335313	3.35%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.288856	8.980968	-12.71%	0	2008
	10.317632	10.288856	-0.28%	0	2007
	10.000000	10.317632	3.18%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	11.754834	6.985472	-40.57%	0	2008
	10.614448	11.754834	10.74%	0	2007
	10.000000	10.614448	6.14%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	10.994445	5.939737	-45.98%	0	2008
	10.146729	10.994445	8.35%	0	2007
	10.000000	10.146729	1.47%	0	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	9.682866	5.807829	-40.02%	0	2008
	10.000000	9.682866	-3.17%	0	2007*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	12.312702	8.586907	-30.26%	0	2008
	12.328881	12.312702	-0.13%	0	2007
	11.508372	12.328881	7.13%	0	2006
	11.605366	11.508372	-0.84%	0	2005
	10.883815	11.605366	6.63%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.043890	7.690414	-30.36%	0	2008
	11.054802	11.043890	-0.10%	0	2007
	10.319528	11.054802	7.13%	0	2006
	10.000000	10.319528	3.20%	0	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class II - Q/NQ	43.635135	17.777107	-59.26%	0	2008
	31.035528	43.635135	40.60%	0	2007
	23.505683	31.035528	32.03%	0	2006
	18.338401	23.505683	28.18%	0	2005
	15.721633	18.338401	16.64%	0	2004

NVIT Gartmore NVIT Emerging Markets Fund: Class VI - Q/NQ	27.754187	11.324994	-59.20%	0	2008
	19.705095	27.754187	40.85%	0	2007
	14.897893	19.705095	32.27%	0	2006
	11.609067	14.897893	28.33%	0	2005
	10.000000	11.609067	16.09%	0	2004*

NVIT Gartmore NVIT Global Utilities Fund: Class II - Q/NQ	23.411008	15.152631	-35.28%	0	2008
	20.136818	23.411008	16.26%	0	2007
	15.138514	20.136818	33.02%	0	2006
	14.718737	15.138514	2.85%	0	2005
	11.729995	14.718737	25.48%	0	2004

NVIT Gartmore NVIT International Equity Fund: Class VI - Q/NQ	10.000000	5.391247	-46.09%	0	2008*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ	10.000000	5.044931	-49.55%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	10.000000	6.045548	-39.54%	0	2008*

NVIT NVIT Cardinal SM Aggressive Fund: Class II - Q/NQ	10.000000	6.277183	-37.23%	0	2008*

NVIT NVIT Cardinal SM Balanced Fund: Class II - Q/NQ	10.000000	7.820057	-21.80%	0	2008*

NVIT NVIT Cardinal SM Capital Appreciation Fund: Class II - Q/NQ	10.000000	7.106872	-28.93%	0	2008*

NVIT NVIT Cardinal SM Conservative Fund: Class II - Q/NQ	10.000000	8.956036	-10.44%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinal SM Moderate Fund: Class II - Q/NQ	10.000000	7.460229	-25.40%	0	2008*

NVIT NVIT Cardinal SM Moderately Aggressive Fund: Class II - Q/NQ	10.000000	6.748326	-32.52%	0	2008*

NVIT NVIT Cardinal SM Moderately Conservative Fund: Class II - Q/NQ	10.000000	8.195313	-18.05%	0	2008*

NVIT NVIT Core Bond Fund: Class II - Q/NQ	10.000000	9.713678	-2.86%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	10.000000	9.719442	-2.81%	0	2008*

NVIT NVIT Global Financial Services Fund: Class II - Q/NQ	18.297712	9.507946	-48.04%	0	2008
	19.166673	18.297712	-4.53%	0	2007
	16.478575	19.166673	16.31%	0	2006
	15.356491	16.478575	7.31%	0	2005
	13.129597	15.356491	16.96%	0	2004

NVIT NVIT Government Bond Fund: Class I - Q/NQ	10.226621	10.669166	4.33%	0	2008
	9.855495	10.226621	3.77%	0	2007
	9.846147	9.855495	0.09%	0	2006
	9.844206	9.846147	0.02%	0	2005
	9.843271	9.844206	0.01%	0	2004

NVIT NVIT Health Sciences Fund: Class II - Q/NQ	14.570026	10.526436	-27.75%	0	2008
	13.324326	14.570026	9.35%	0	2007
	13.429752	13.324326	-0.79%	0	2006
	12.815966	13.429752	4.79%	0	2005
	12.302105	12.815966	4.18%	0	2004

NVIT NVIT Health Sciences Fund: Class VI - Q/NQ	11.076594	7.997774	-27.80%	0	2008
	10.124885	11.076594	9.40%	0	2007
	10.206636	10.124885	-0.80%	0	2006
	9.735908	10.206636	4.83%	0	2005
	10.000000	9.735908	-2.64%	0	2004*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	11.368465	6.265487	-44.89%	0	2008
	10.732610	11.368465	5.92%	0	2007
	10.000000	10.732610	7.33%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.054165	10.061103	-8.98%	0	2008
	10.832733	11.054165	2.04%	0	2007
	10.534692	10.832733	2.83%	0	2006
	10.528207	10.534692	0.06%	0	2005
	10.387351	10.528207	1.36%	0	2004

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.320960	10.137455	-17.72%	0	2008
	12.019595	12.320960	2.51%	0	2007
	11.445379	12.019595	5.02%	0	2006
	11.309219	11.445379	1.20%	0	2005
	10.896880	11.309219	3.78%	0	2004

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	13.681871	10.176893	-25.62%	0	2008
	13.372491	13.681871	2.31%	0	2007
	12.398544	13.372491	7.86%	0	2006
	12.151224	12.398544	2.04%	0	2005
	11.454087	12.151224	6.09%	0	2004

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	15.505016	10.302173	-33.56%	0	2008
	15.084350	15.505016	2.79%	0	2007
	13.596501	15.084350	10.94%	0	2006
	13.110205	13.596501	3.71%	0	2005
	12.076122	13.110205	8.56%	0	2004

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	16.813961	10.283927	-38.84%	0	2008
	16.387438	16.813961	2.60%	0	2007
	14.476871	16.387438	13.20%	14,680	2006
	13.847913	14.476871	4.54%	14,680	2005
	12.539342	13.847913	10.44%	6,985	2004

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	17.430100	10.724849	-38.47%	0	2008
	16.735030	17.430100	4.15%	0	2007
	15.722966	16.735030	6.44%	0	2006
	14.480669	15.722966	8.58%	0	2005
	12.919093	14.480669	12.09%	0	2004

NVIT NVIT Money Market Fund: Class I - Q/NQ	9.740485	9.627398	-1.16%	0	2008
	9.599002	9.740485	1.47%	0	2007
	9.480828	9.599002	1.25%	0	2006
	9.533958	9.480828	-0.56%	0	2005
	9.764815	9.533958	-2.36%	0	2004

NVIT NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ	10.000000	5.994655	-40.05%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager International Value Fund: Class II - Q/NQ	20.190644	10.464948	-48.17%	0	2008
	20.301265	20.190644	-0.54%	0	2007
	17.123488	20.301265	18.56%	0	2006
	15.814788	17.123488	8.28%	0	2005
	13.607479	15.814788	16.22%	0	2004

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	14.484963	7.511469	-48.14%	0	2008
	14.565771	14.484963	-0.55%	0	2007
	12.285366	14.565771	18.56%	0	2006
	11.344957	12.285366	8.29%	0	2005
	10.000000	11.344957	13.45%	0	2004*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	10.000000	6.225831	-37.74%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	10.000000	6.214066	-37.86%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	10.000000	6.137273	-38.63%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	10.000000	6.614711	-33.85%	0	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ	14.929032	7.729480	-48.23%	0	2008
	14.079654	14.929032	6.03%	0	2007
	14.115114	14.079654	-0.25%	0	2006
	13.526347	14.115114	4.35%	0	2005
	12.341071	13.526347	9.60%	0	2004

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	16.803131	11.016562	-34.44%	0	2008
	18.705172	16.803131	-10.17%	0	2007
	16.492196	18.705172	13.42%	0	2006
	16.566188	16.492196	-0.45%	0	2005
	14.619952	16.566188	13.31%	0	2004

NVIT NVIT Multi-Manager Small Company Fund: Class II - Q/NQ	17.658462	10.541941	-40.30%	0	2008
	17.897035	17.658462	-1.33%	0	2007
	16.534420	17.897035	8.24%	0	2006
	15.240603	16.534420	8.49%	0	2005
	13.247653	15.240603	15.04%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	10.932781	8.757445	-19.90%	0	2008
	10.791199	10.932781	1.31%	0	2007
	10.627012	10.791199	1.54%	0	2006
	10.737593	10.627012	-1.03%	0	2005
	10.406821	10.737593	3.18%	0	2004

NVIT NVIT Nationwide Fund: Class II - Q/NQ	15.022425	8.494422	-43.46%	0	2008
	14.378739	15.022425	4.48%	0	2007
	13.090743	14.378739	9.84%	0	2006
	12.626347	13.090743	3.68%	0	2005
	11.902198	12.626347	6.08%	0	2004

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.000000	9.733402	-2.67%	0	2008*

NVIT NVIT Technology and Communications Fund: Class II - Q/NQ	16.513052	8.189492	-50.41%	0	2008
	14.210843	16.513052	16.20%	0	2007
	13.256403	14.210843	7.20%	0	2006
	13.793284	13.256403	-3.89%	0	2005
	13.689782	13.793284	0.76%	0	2004

NVIT NVIT Technology and Communications Fund: Class VI - Q/NQ	12.900536	6.395406	-50.43%	0	2008
	11.110615	12.900536	16.11%	0	2007
	10.315845	11.110615	7.70%	0	2006
	10.733629	10.315845	-3.89%	0	2005
	10.000000	10.733629	7.34%	0	2004*

NVIT NVIT U.S. Growth Leaders Fund: Class II - Q/NQ	17.533424	9.938226	-43.32%	0	2008
	14.827386	17.533424	18.25%	0	2007
	15.386165	14.827386	-3.63%	0	2006
	14.221265	15.386165	8.19%	0	2005
	13.098880	14.221265	8.57%	0	2004

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	14.932885	9.078954	-39.20%	0	2008
	15.834093	14.932885	-5.69%	0	2007
	14.146427	15.834093	11.93%	0	2006
	14.050004	14.146427	0.69%	0	2005
	12.389930	14.050004	13.40%	0	2004

NVIT Van Kampen NVIT Real Estate Fund: Class II - Q/NQ	10.000000	5.513584	-44.86%	0	2008*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	14.673856	7.721654	-47.38%	0	2008
	13.309183	14.673856	10.25%	0	2007
	12.760677	13.309183	4.30%	0	2006
	12.563576	12.760677	1.57%	0	2005
	12.167174	12.563576	3.26%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	14.704468	8.494774	-42.23%	0	2008
	14.317923	14.704468	2.70%	0	2007
	12.591434	14.317923	13.71%	0	2006
	11.398480	12.591434	10.47%	0	2005
	10.000000	11.398480	13.98%	0	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	20.761303	11.997017	-42.21%	0	2008
	20.211236	20.761303	2.72%	0	2007
	17.779493	20.211236	13.68%	0	2006
	16.093190	17.779493	10.48%	0	2005
	13.977633	16.093190	15.14%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	9.444601	1.954423	-79.31%	0	2008
	10.000000	9.444601	-5.55%	0	2007*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	11.601290	2.407157	-79.25%	0	2008
	12.037168	11.601290	-3.62%	0	2007
	11.377804	12.037168	5.80%	0	2006
	11.515935	11.377804	-1.20%	0	2005
	10.935537	11.515935	5.31%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	14.508665	8.623454	-40.56%	0	2008
	14.385927	14.508665	0.85%	0	2007
	12.942357	14.385927	11.15%	0	2006
	12.636573	12.942357	2.42%	0	2005
	11.954206	12.636573	5.71%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ	17.626128	10.582457	-39.96%	0	2008
	18.459683	17.626128	-4.52%	0	2007
	16.621944	18.459683	11.06%	0	2006
	15.641247	16.621944	6.27%	0	2005
	13.550742	15.641247	15.43%	0	2004

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB - Q/NQ	13.626851	8.089919	-40.63%	0	2008
	14.977126	13.626851	-9.02%	0	2007
	13.340226	14.977126	12.27%	0	2006
	13.088508	13.340226	1.92%	0	2005
	12.162635	13.088508	7.61%	0	2004

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	19.889746	10.795956	-45.72%	0	2008
	18.954352	19.889746	4.93%	0	2007
	15.321777	18.954352	23.71%	0	2006
	14.098887	15.321777	8.67%	0	2005
	12.528238	14.098887	12.54%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	12.608946	7.688985	-39.02%	0	2008
	12.340105	12.608946	2.18%	0	2007
	12.083585	12.340105	2.12%	0	2006
	11.803457	12.083585	2.37%	0	2005
	11.603361	11.803457	1.72%	0	2004

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	12.777671	7.096479	-44.46%	0	2008
	11.730481	12.777671	8.93%	0	2007
	11.077540	11.730481	5.89%	0	2006
	10.000000	11.077540	10.78%	0	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	11.939619	7.369385	-38.28%	0	2008
	11.967522	11.939619	-0.23%	0	2007
	10.413628	11.967522	14.92%	0	2006
	10.000000	10.413628	4.14%	0	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.179558	9.987614	-1.89%	0	2008
	9.990223	10.179558	1.90%	0	2007
	9.915107	9.990223	0.76%	0	2006
	10.000000	9.915107	-0.85%	0	2005*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.369848	8.993076	-13.28%	0	2008
	10.177831	10.369848	1.89%	0	2007
	10.146610	10.177831	0.31%	0	2006
	10.079198	10.146610	0.67%	0	2005
	9.999732	10.079198	0.79%	0	2004

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	15.843110	13.045344	-17.66%	0	2008
	15.377851	15.843110	3.03%	0	2007
	14.328584	15.377851	7.32%	0	2006
	13.192256	14.328584	8.61%	0	2005
	12.374082	13.192256	6.61%	0	2004

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	21.148041	12.685724	-40.01%	0	2008
	26.400164	21.148041	-19.89%	0	2007
	19.797991	26.400164	33.35%	0	2006
	17.507184	19.797991	13.08%	0	2005
	13.284342	17.507184	31.79%	0	2004

Additional Contract Options Elected (Total 3.20%)
(Variable account charges of 3.20% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	14.981482	6.974146	-53.45%	0	2008
	15.271268	14.981482	-1.90%	0	2007

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	14.545748	8.077772	-44.47%	0	2008
	13.451054	14.545748	8.14%	0	2007

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	18.066959	9.245760	-48.83%	0	2008
	16.886335	18.066959	6.99%	0	2007

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	15.228264	8.741497	-42.60%	0	2008
	15.005140	15.228264	1.49%	0	2007

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	17.405061	10.824492	-37.81%	0	2008
	17.713112	17.405061	-1.74%	0	2007

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	14.663505	9.264133	-36.82%	0	2008
	15.216986	14.663505	-3.64%	0	2007

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II - Q/NQ	20.857730	11.124126	-46.67%	0	2008
	18.276086	20.857730	14.13%	0	2007

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV - Q/NQ	16.773004	8.937197	-46.72%	0	2008
	14.699181	16.773004	14.11%	0	2007

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	12.162823	8.887536	-26.93%	0	2008
	12.879615	12.162823	-5.57%	0	2007

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II - Q/NQ	13.456787	7.600492	-43.52%	0	2008
	11.505866	13.456787	16.96%	0	2007

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	14.478419	10.257970	-29.15%	0	2008
	15.798586	14.478419	-8.36%	0	2007

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class II - Q/NQ	15.958340	7.921824	-50.36%	0	2008
	11.817059	15.958340	35.04%	0	2007

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.729273	10.220938	-4.74%	0	2008
	10.124677	10.729273	5.97%	0	2007

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	17.261330	11.542776	-33.13%	0	2008
	17.952874	17.261330	-3.85%	0	2007

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	14.657265	8.892460	-39.33%	0	2008
	14.424488	14.657265	1.61%	0	2007

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	13.736288	9.344209	-31.97%	0	2008
	13.282770	13.736288	3.41%	0	2007

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares - Q/NQ	11.913051	7.175496	-39.77%	0	2008
	13.874307	11.913051	-14.14%	0	2007

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	13.014203	8.318889	-36.08%	0	2008
	14.918285	13.014203	-12.76%	0	2007

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	14.319332	9.748349	-31.92%	0	2008
	13.494229	14.319332	6.11%	0	2007

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	9.699920	9.308374	-4.04%	0	2008
	10.173524	9.699920	-4.66%	0	2007

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	9.954304	8.907974	-10.51%	0	2008
	9.782328	9.954304	1.76%	0	2007

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	18.882661	10.474316	-44.53%	0	2008
	16.632285	18.882661	13.53%	0	2007

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	21.047898	9.288691	-55.87%	0	2008
	14.932075	21.047898	40.96%	0	2007

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	15.570195	8.618496	-44.65%	0	2008
	15.885668	15.570195	-1.99%	0	2007

Fidelity Variable Insurance Products Fund - VIP Freedom 2010 Portfolio: Service Class 2 - Q/NQ	11.761822	8.519592	-27.57%	0	2008
	11.208700	11.761822	4.93%	0	2007

Fidelity Variable Insurance Products Fund - VIP Freedom 2020 Portfolio: Service Class 2 - Q/NQ	12.509493	8.136866	-34.95%	0	2008
	11.753748	12.509493	6.43%	0	2007

Fidelity Variable Insurance Products Fund - VIP Freedom 2030 Portfolio: Service Class 2 - Q/NQ	13.015765	7.789343	-40.15%	0	2008
	12.106898	13.015765	7.51%	0	2007

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	15.866567	8.092043	-49.00%	0	2008
	12.943143	15.866567	22.59%	0	2007

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	10.087858	9.427012	-6.55%	147	2008
	10.014147	10.087858	0.74%	205	2007

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	23.051786	13.475288	-41.54%	0	2008
	20.650534	23.051786	11.63%	0	2007

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	23.334450	12.657186	-45.76%	0	2008
	20.597493	23.334450	13.29%	0	2007

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	16.184483	8.781122	-45.74%	0	2008
	14.285296	16.184483	13.29%	0	2007

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	18.294525	8.625852	-52.85%	0	2008
	17.927198	18.294525	2.05%	0	2007

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	11.023152	7.505667	-31.91%	0	2008
	10.977148	11.023152	0.42%	0	2007

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	13.810578	9.745185	-29.44%	0	2008
	14.663868	13.810578	-5.82%	0	2007

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	17.613350	11.419567	-35.17%	0	2008
	18.642732	17.613350	-5.52%	0	2007

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	10.000000	6.513037	-34.87%	0	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	19.367493	8.872135	-54.19%	0	2008
	15.548888	19.367493	24.56%	0	2007

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	20.843572	12.028870	-42.29%	0	2008
	18.653028	20.843572	11.74%	0	2007

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	15.937759	9.195528	-42.30%	164	2008
	14.264164	15.937759	11.73%	152	2007

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	11.352350	11.671154	2.81%	0	2008
	10.564115	11.352350	7.46%	0	2007

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	13.455190	10.932614	-18.75%	0	2008
	12.605575	13.455190	6.74%	0	2007

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	20.020713	10.791803	-46.10%	0	2008
	15.139515	20.020713	32.24%	0	2007

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	16.189279	9.991016	-38.29%	0	2008
	15.760873	16.189279	2.72%	0	2007

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	25.315690	11.709914	-53.74%	59	2008
	20.423281	25.315690	23.96%	26	2007

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	34.583161	15.990280	-53.76%	0	2008
	27.911627	34.583161	23.90%	0	2007

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	13.465156	8.213611	-39.00%	0	2008
	12.531157	13.465156	7.45%	0	2007

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	16.815771	10.947238	-34.90%	0	2008
	16.148418	16.815771	4.13%	0	2007

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	13.729233	7.117845	-48.16%	0	2008
	13.744036	13.729233	-0.11%	231	2007

Neuberger Berman Advisers Management Trust - AMT Mid Cap Growth Portfolio: S Class - Q/NQ	19.975098	10.921186	-45.33%	0	2008
	16.889634	19.975098	18.27%	0	2007

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	12.225210	6.395969	-47.68%	0	2008
	12.257472	12.225210	-0.26%	0	2007

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.685174	8.116181	-16.20%	53	2008
	9.551332	9.685174	1.40%	106	2007

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	13.192546	7.728927	-41.41%	0	2008
	13.561364	13.192546	-2.72%	0	2007

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	15.747567	9.230364	-41.39%	0	2008
	15.119863	15.747567	4.15%	272	2007

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.613490	7.214405	-32.03%	0	2008
	10.331769	10.613490	2.73%	0	2007

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.279987	8.968598	-12.76%	0	2008
	10.314099	10.279987	-0.33%	0	2007

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	11.744711	6.975829	-40.60%	0	2008
	10.610815	11.744711	10.69%	0	2007

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	10.984982	5.931546	-46.00%	59	2008
	10.143247	10.984982	8.30%	59	2007

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	9.679525	5.802823	-40.05%	0	2008
	10.000000	9.679525	-3.20%	0	2007*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	12.283060	8.561811	-30.30%	0	2008
	12.305587	12.283060	-0.18%	0	2007

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.028709	7.675878	-30.40%	0	2008
	11.045336	11.028709	-0.15%	0	2007

NVIT Gartmore NVIT Emerging Markets Fund: Class II - Q/NQ	43.530234	17.725170	-59.28%	0	2008
	30.976972	43.530234	40.52%	0	2007

NVIT Gartmore NVIT Emerging Markets Fund: Class VI - Q/NQ	27.701813	11.297767	-59.22%	0	2008
	19.678114	27.701813	40.77%	0	2007

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Gartmore NVIT Global Utilities Fund: Class II - Q/NQ	23.354686	15.108350	-35.31%	0	2008
	20.098804	23.354686	16.20%	0	2007

NVIT Gartmore NVIT International Equity Fund: Class VI - Q/NQ	10.000000	5.389383	-46.11%	0	2008*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ	10.000000	5.043181	-49.57%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	10.000000	6.043463	-39.57%	288	2008*

NVIT NVIT Cardinal SM Aggressive Fund: Class II - Q/NQ	10.000000	6.275003	-37.25%	0	2008*

NVIT NVIT Cardinal SM Balanced Fund: Class II - Q/NQ	10.000000	7.817364	-21.83%	0	2008*

NVIT NVIT Cardinal SM Capital Appreciation Fund: Class II - Q/NQ	10.000000	7.104415	-28.96%	0	2008*

NVIT NVIT Cardinal SM Conservative Fund: Class II - Q/NQ	10.000000	8.952960	-10.47%	0	2008*

NVIT NVIT Cardinal SM Moderate Fund: Class II - Q/NQ	10.000000	7.457660	-25.42%	0	2008*

NVIT NVIT Cardina SM Moderately Aggressive Fund: Class II - Q/NQ	10.000000	6.745991	-32.54%	0	2008*

NVIT NVIT Cardinal(sm) Moderately Conservative Fund: Class II - Q/NQ	10.000000	8.192492	-18.08%	0	2008*

NVIT NVIT Core Bond Fund: Class II - Q/NQ	10.000000	9.710340	-2.90%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	10.000000	9.716100	-2.84%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Global Financial Services Fund: Class II - Q/NQ	18.253699	9.480155	-48.06%	0	2008
	19.130505	18.253699	-4.58%	0	2007

NVIT NVIT Government Bond Fund: Class I - Q/NQ	10.201978	10.637958	4.27%	208	2008
	9.836848	10.201978	3.71%	171	2007

NVIT NVIT Health Sciences Fund: Class II - Q/NQ	14.534955	10.495661	-27.79%	0	2008
	13.299157	14.534955	9.29%	0	2007

NVIT NVIT Health Sciences Fund: Class VI - Q/NQ	11.055686	7.978546	-27.83%	0	2008
	10.111028	11.055686	9.34%	0	2007

NVIT NVIT International Index Fund: Class VIII - Q/NQ	11.358671	6.256857	-44.92%	0	2008
	10.728926	11.358671	5.87%	0	2007

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.027573	10.031710	-9.03%	0	2008
	10.812283	11.027573	1.99%	0	2007

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.291287	10.107816	-17.76%	0	2008
	11.996874	12.291287	2.45%	0	2007

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	13.648944	10.147146	-25.66%	0	2008
	13.347231	13.648944	2.26%	0	2007

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	15.467691	10.272049	-33.59%	0	2008
	15.055852	15.467691	2.74%	0	2007

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	16.773439	10.253829	-38.87%	0	2008
	16.356441	16.773439	2.55%	0	2007

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	17.388117	10.693469	-38.50%	0	2008
	16.703396	17.388117	4.10%	0	2007

NVIT NVIT Money Market Fund: Class I - Q/NQ	9.715794	9.598035	-1.21%	0	2008
	9.579640	9.715794	1.42%	0	2007

NVIT NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ	10.000000	5.992581	-40.07%	312	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager International Value Fund: Class II - Q/NQ	20.142045	10.434346	-48.20%	0	2008
	20.262917	20.142045	-0.60%	0	2007

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	14.457596	7.493399	-48.17%	96	2008
	14.545808	14.457596	-0.61%	157	2007

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	10.000000	6.223677	-37.76%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	10.000000	6.211917	-37.88%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	10.000000	6.135148	-38.65%	88	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	10.000000	6.612427	-33.88%	223	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ	14.893122	7.706897	-48.25%	0	2008
	14.053068	14.893122	5.98%	0	2007

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	16.762694	10.984356	-34.47%	0	2008
	18.669867	16.762694	-10.22%	0	2007

NVIT NVIT Multi-Manager Small Company Fund: Class II - Q/NQ	17.615944	10.511112	-40.33%	0	2008
	17.863217	17.615944	-1.38%	0	2007

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	10.906443	8.731836	-19.94%	0	2008
	10.770784	10.906443	1.26%	0	2007

NVIT NVIT Nationwide Fund: Class II - Q/NQ	14.986277	8.469592	-43.48%	230	2008
	14.351587	14.986277	4.42%	240	2007

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.000000	9.730045	-2.70%	0	2008*

NVIT NVIT Technology and Communications Fund: Class II - Q/NQ	16.473309	8.165552	-50.43%	0	2008
	14.183999	16.473309	16.14%	0	2007

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Technology and Communications Fund: Class VI - Q/NQ	12.876179	6.380031	-50.45%	0	2008
	11.095400	12.876179	16.05%	0	2007

NVIT NVIT U.S. Growth Leaders Fund: Class II - Q/NQ	17.491214	9.909172	-43.35%	0	2008
	14.799367	17.491214	18.19%	0	2007

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	14.896968	9.052430	-39.23%	59	2008
	15.804216	14.896968	-5.74%	148	2007

NVIT Van Kampen NVIT Real Estate Fund: Class II - Q/NQ	10.000000	5.511674	-44.88%	0	2008*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	14.638545	7.699070	-47.41%	0	2008
	13.284044	14.638545	10.20%	0	2007

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	14.676698	8.474346	-42.26%	0	2008
	14.298318	14.676698	2.65%	0	2007

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	20.711329	11.961943	-42.24%	0	2008
	20.173060	20.711329	2.67%	0	2007

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	9.441339	1.952738	-79.32%	0	2008
	10.000000	9.441339	-5.59%	0	2007*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	11.573350	2.400116	-79.26%	0	2008
	12.014420	11.573350	-3.67%	0	2007

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	14.473749	8.598257	-40.59%	193	2008
	14.358763	14.473749	0.80%	197	2007

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ	17.583707	10.551524	-39.99%	65	2008
	18.424820	17.583707	-4.57%	54	2007

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB - Q/NQ	13.594064	8.066273	-40.66%	0	2008
	14.948850	13.594064	-9.06%	0	2007

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	19.841879	10.764386	-45.75%	0	2008
	18.918544	19.841879	4.88%	0	2007

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	12.578599	7.666508	-39.05%	0	2008
	12.316805	12.578599	2.13%	0	2007

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	12.760107	7.083048	-44.49%	176	2008
	11.720438	12.760107	8.87%	77	2007

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	11.923184	7.355431	-38.31%	0	2008
	11.957262	11.923184	-0.28%	0	2007

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.165552	9.968723	-1.94%	0	2008
	9.981661	10.165552	1.84%	0	2007

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.344879	8.966784	-13.32%	0	2008
	10.158603	10.344879	1.83%	134	2007

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	15.802264	13.004988	-17.70%	0	2008
	15.346163	15.802264	2.97%	0	2007

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	21.093572	12.646480	-40.05%	0	2008
	26.345850	21.093572	-19.94%	0	2007

Additional Contract Options Elected (Total 3.25%)
(Variable account charges of 3.25% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	14.945438	6.953762	-53.47%	0	2008
	15.242436	14.945438	-1.95%	0	2007
	13.947938	15.242436	9.28%	0	2006
	13.672916	13.947938	2.01%	0	2005
	12.750205	13.672916	7.24%	0	2004

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	14.510716	8.054138	-44.50%	0	2008
	13.425631	14.510716	8.08%	0	2007
	13.082858	13.425631	2.62%	0	2006
	12.452733	13.082858	5.06%	0	2005
	12.104470	12.452733	2.88%	0	2004

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	18.023471	9.218719	-48.85%	0	2008
	16.854435	18.023471	6.94%	0	2007
	14.983308	16.854435	12.49%	0	2006
	14.171873	14.983308	5.73%	0	2005
	12.707505	14.171873	11.52%	0	2004

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	15.191585	8.715923	-42.63%	0	2008
	14.976784	15.191585	1.43%	0	2007
	13.231166	14.976784	13.19%	0	2006
	13.073432	13.231166	1.21%	0	2005
	12.149119	13.073432	7.61%	0	2004

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	17.363157	10.792828	-37.84%	0	2008
	17.679638	17.363157	-1.79%	0	2007
	15.999581	17.679638	10.50%	0	2006
	15.507014	15.999581	3.18%	0	2005
	13.460287	15.507014	15.21%	0	2004

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	14.628213	9.237054	-36.85%	0	2008
	15.188250	14.628213	-3.69%	0	2007
	13.437550	15.188250	13.03%	0	2006
	13.287347	13.437550	1.13%	0	2005
	12.199530	13.287347	8.92%	0	2004

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II - Q/NQ	20.807463	11.091568	-46.69%	0	2008
	18.241507	20.807463	14.07%	0	2007
	15.113012	18.241507	20.70%	0	2006
	13.809217	15.113012	9.44%	0	2005
	12.435625	13.809217	11.05%	0	2004

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV - Q/NQ	16.741319	8.915693	-46.74%	0	2008
	14.679033	16.741319	14.05%	0	2007
	12.149686	14.679033	20.82%	0	2006
	11.114625	12.149686	9.31%	0	2005
	10.000000	11.114625	11.15%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	12.146084	8.870714	-26.97%	0	2008
	12.868575	12.146084	-5.61%	0	2007
	11.062108	12.868575	16.33%	0	2006
	10.000000	11.062108	10.62%	0	2005*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II - Q/NQ	13.424355	7.578246	-43.55%	0	2008
	11.484113	13.424355	16.90%	0	2007
	12.285227	11.484113	-6.52%	0	2006
	12.450814	12.285227	-1.33%	0	2005
	11.636676	12.450814	7.00%	0	2004

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	14.443554	10.227976	-29.19%	0	2008
	15.768732	14.443554	-8.40%	0	2007
	13.756753	15.768732	14.63%	0	2006
	13.559239	13.756753	1.46%	0	2005
	12.274734	13.559239	10.46%	0	2004

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class II - Q/NQ	15.936373	7.906819	-50.39%	0	2008
	11.806918	15.936373	34.97%	0	2007
	11.207836	11.806918	5.35%	0	2006
	10.000000	11.207836	12.08%	0	2005*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.701595	10.189305	-4.79%	0	2008
	10.103806	10.701595	5.92%	0	2007
	10.279103	10.103806	-1.71%	0	2006
	10.459978	10.279103	-1.73%	0	2005
	10.217626	10.459978	2.37%	0	2004

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	17.219773	11.509016	-33.16%	0	2008
	17.918956	17.219773	-3.90%	0	2007
	16.186563	17.918956	10.70%	0	2006
	15.600118	16.186563	3.76%	0	2005
	13.228796	15.600118	17.93%	0	2004

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	14.621972	8.866455	-39.36%	0	2008
	14.397237	14.621972	1.56%	0	2007
	12.915491	14.397237	11.47%	0	2006
	12.781342	12.915491	1.05%	0	2005
	11.971262	12.781342	6.77%	0	2004

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	13.703176	9.316874	-32.01%	0	2008
	13.257639	13.703176	3.36%	0	2007
	11.790651	13.257639	12.44%	0	2006
	11.703635	11.790651	0.74%	0	2005
	11.543079	11.703635	1.39%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares - Q/NQ	11.884363	7.154503	-39.80%	0	2008
	13.848089	11.884363	-14.18%	0	2007
	13.825305	13.848089	0.16%	0	2006
	13.536154	13.825305	2.14%	0	2005
	12.599166	13.536154	7.44%	0	2004

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	12.982868	8.294561	-36.11%	0	2008
	14.890102	12.982868	-12.81%	0	2007
	13.210993	14.890102	12.71%	0	2006
	13.031075	13.210993	1.38%	0	2005
	12.300079	13.031075	5.94%	0	2004

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	14.284872	9.719863	-31.96%	0	2008
	13.468750	14.284872	6.06%	0	2007
	12.022445	13.468750	12.03%	0	2006
	12.218014	12.022445	-1.60%	0	2005
	11.790111	12.218014	3.63%	0	2004

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	9.691562	9.295550	-4.09%	0	2008
	10.170042	9.691562	-4.70%	0	2007
	10.000000	10.170042	1.70%	0	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	9.930312	8.881918	-10.56%	0	2008
	9.763821	9.930312	1.71%	0	2007
	9.710273	9.763821	0.55%	0	2006
	9.937483	9.710273	-2.29%	0	2005
	9.941279	9.937483	-0.04%	0	2004

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	18.837217	10.443683	-44.56%	0	2008
	16.600878	18.837217	13.47%	0	2007
	15.396780	16.600878	7.82%	0	2006
	13.641366	15.396780	12.87%	0	2005
	12.243464	13.641366	11.42%	0	2004

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	21.018938	9.271099	-55.89%	0	2008
	14.919281	21.018938	40.88%	0	2007
	13.222138	14.919281	12.84%	0	2006
	10.000000	13.222138	32.22%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	15.532668	8.593271	-44.68%	0	2008
	15.855624	15.532668	-2.04%	0	2007
	13.663588	15.855624	16.04%	0	2006
	13.376081	13.663588	2.15%	0	2005
	12.429088	13.376081	7.62%	0	2004

Fidelity Variable Insurance Products Fund - VIP Freedom 2010 Portfolio: Service Class 2 - Q/NQ	11.745627	8.503454	-27.60%	0	2008
	11.199091	11.745627	4.88%	0	2007
	10.562311	11.199091	6.03%	0	2006
	10.000000	10.562311	5.62%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Freedom 2020 Portfolio: Service Class 2 - Q/NQ	12.492300	8.121480	-34.99%	0	2008
	11.743683	12.492300	6.37%	0	2007
	10.865235	11.743683	8.08%	0	2006
	10.000000	10.865235	8.65%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Freedom 2030 Portfolio: Service Class 2 - Q/NQ	12.997856	7.774604	-40.19%	0	2008
	12.096518	12.997856	7.45%	0	2007
	11.070827	12.096518	9.26%	0	2006
	10.000000	11.070827	10.71%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	15.828337	8.068366	-49.03%	0	2008
	12.918654	15.828337	22.52%	0	2007
	12.528075	12.918654	3.12%	0	2006
	12.272340	12.528075	2.08%	0	2005
	12.300536	12.272340	-0.23%	0	2004

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	10.063558	9.399448	-6.60%	1,133	2008
	9.995212	10.063558	0.68%	0	2007
	9.919695	9.995212	0.76%	0	2006
	10.061349	9.919695	-1.41%	0	2005
	9.981124	10.061349	0.80%	0	2004

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	22.996289	13.435888	-41.57%	0	2008
	20.611520	22.996289	11.57%	0	2007
	18.951430	20.611520	8.76%	0	2006
	16.595942	18.951430	14.19%	0	2005
	13.760298	16.595942	20.61%	0	2004

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	23.278266	12.620182	-45.79%	0	2008
	20.558578	23.278266	13.23%	0	2007
	18.040834	20.558578	13.96%	0	2006
	15.696614	18.040834	14.93%	0	2005
	14.317524	15.696614	9.63%	0	2004

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	16.153925	8.759996	-45.77%	0	2008
	14.265740	16.153925	13.24%	0	2007
	12.514357	14.265740	13.99%	0	2006
	10.891984	12.514357	14.90%	0	2005
	10.000000	10.891984	8.92%	0	2004*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	18.250464	8.600615	-52.87%	0	2008
	17.893319	18.250464	2.00%	0	2007
	15.940795	17.893319	12.25%	0	2006
	16.084337	15.940795	-0.89%	0	2005
	14.603505	16.084337	10.14%	0	2004

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	11.013657	7.495325	-31.95%	0	2008
	10.973386	11.013657	0.37%	0	2007
	10.000000	10.973386	9.73%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	13.777327	9.716687	-29.47%	0	2008
	14.636161	13.777327	-5.87%	0	2007
	12.914925	14.636161	13.33%	0	2006
	12.905290	12.914925	0.07%	0	2005
	12.017001	12.905290	7.39%	0	2004

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	17.570901	11.386142	-35.20%	0	2008
	18.607479	17.570901	-5.57%	0	2007
	16.439163	18.607479	13.19%	0	2006
	15.620205	16.439163	5.24%	0	2005
	13.046551	15.620205	19.73%	0	2004

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	10.000000	6.510787	-34.89%	0	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	19.340854	8.855334	-54.21%	0	2008
	15.535567	19.340854	24.49%	0	2007
	12.527280	15.535567	24.01%	0	2006
	10.000000	12.527280	25.27%	0	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	20.793400	11.993708	-42.32%	0	2008
	18.617798	20.793400	11.69%	0	2007
	15.843570	18.617798	17.51%	0	2006
	14.862768	15.843570	6.60%	0	2005
	12.960433	14.862768	14.68%	0	2004

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	15.907646	9.173405	-42.33%	345	2008
	14.244619	15.907646	11.67%	0	2007
	12.120431	14.244619	17.53%	0	2006
	11.373861	12.120431	6.56%	0	2005
	10.000000	11.373861	13.74%	0	2004*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	11.336715	11.649061	2.76%	0	2008
	10.555052	11.336715	7.41%	0	2007
	9.666997	10.555052	9.19%	0	2006
	10.000000	9.666997	-3.33%	0	2005*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	13.422754	10.900626	-18.79%	0	2008
	12.581738	13.422754	6.68%	0	2007
	11.776639	12.581738	6.84%	0	2006
	11.304999	11.776639	4.17%	0	2005
	10.789883	11.304999	4.77%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	19.972537	10.760256	-46.12%	0	2008
	15.110919	19.972537	32.17%	0	2007
	14.312399	15.110919	5.58%	0	2006
	13.141496	14.312399	8.91%	0	2005
	11.513924	13.141496	14.14%	0	2004

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	16.150311	9.961808	-38.32%	0	2008
	15.731106	16.150311	2.66%	0	2007
	14.677381	15.731106	7.18%	0	2006
	13.676453	14.677381	7.32%	0	2005
	12.034012	13.676453	13.65%	0	2004

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	25.267899	11.681748	-53.77%	0	2008
	20.395308	25.267899	23.89%	0	2007
	14.368532	20.395308	41.94%	0	2006
	11.248038	14.368532	27.74%	0	2005
	10.000000	11.248038	12.48%	0	2004*

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	34.499937	15.943531	-53.79%	0	2008
	27.858911	34.499937	23.84%	0	2007
	19.635599	27.858911	41.88%	0	2006
	15.380245	19.635599	27.67%	0	2005
	13.393848	15.380245	14.83%	0	2004

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	13.432742	8.189595	-39.03%	0	2008
	12.507490	13.432742	7.40%	0	2007
	12.046572	12.507490	3.83%	0	2006
	11.945155	12.046572	0.85%	0	2005
	11.328500	11.945155	5.44%	0	2004

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	16.775286	10.915236	-34.93%	0	2008
	16.117907	16.775286	4.08%	0	2007
	13.823112	16.117907	16.60%	0	2006
	13.418280	13.823112	3.02%	0	2005
	12.078224	13.418280	11.09%	0	2004

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	13.710331	7.104362	-48.18%	0	2008
	13.732249	13.710331	-0.16%	0	2007
	11.495922	13.732249	19.45%	0	2006
	10.000000	11.495922	14.96%	0	2005*

Neuberger Berman Advisers Management Trust - AMT Mid Cap Growth Portfolio: S Class - Q/NQ	19.923566	10.887372	-45.35%	0	2008
	16.854811	19.923566	18.21%	0	2007
	15.217478	16.854811	10.76%	0	2006
	13.865616	15.217478	9.75%	0	2005
	12.350955	13.865616	12.26%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	12.208406	6.383861	-47.71%	0	2008
	12.246980	12.208406	-0.31%	0	2007
	11.409596	12.246980	7.34%	0	2006
	10.000000	11.409596	14.10%	0	2005*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.661829	8.092431	-16.24%	1,458	2008
	9.533275	9.661829	1.35%	0	2007
	9.455302	9.533275	0.82%	0	2006
	9.633007	9.455302	-1.84%	0	2005
	9.879627	9.633007	-2.50%	0	2004

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	13.160766	7.706317	-41.44%	0	2008
	13.535723	13.160766	-2.77%	0	2007
	13.291228	13.535723	1.84%	0	2006
	13.349530	13.291228	-0.44%	0	2005
	12.333034	13.349530	8.24%	0	2004

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	15.709695	9.203397	-41.42%	0	2008
	15.091340	15.709695	4.10%	0	2007
	13.717164	15.091340	10.02%	0	2006
	13.266798	13.717164	3.39%	0	2005
	12.104858	13.266798	9.60%	0	2004

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.604333	7.204454	-32.06%	0	2008
	10.328218	10.604333	2.67%	0	2007
	10.000000	10.328218	3.28%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.271136	8.956248	-12.80%	0	2008
	10.310571	10.271136	-0.38%	0	2007
	10.000000	10.310571	3.11%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	11.734592	6.966214	-40.64%	0	2008
	10.607181	11.734592	10.63%	0	2007
	10.000000	10.607181	6.07%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	10.975505	5.923362	-46.03%	0	2008
	10.139767	10.975505	8.24%	0	2007
	10.000000	10.139767	1.40%	0	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	9.676176	5.797806	-40.08%	0	2008
	10.000000	9.676176	-3.24%	0	2007*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	12.253483	8.536772	-30.33%	0	2008
	12.282325	12.253483	-0.23%	0	2007
	11.476728	12.282325	7.02%	0	2006
	11.585388	11.476728	-0.94%	0	2005
	10.876305	11.585388	6.52%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.013546	7.661362	-30.44%	0	2008
	11.035877	11.013546	-0.20%	0	2007
	10.312465	11.035877	7.01%	0	2006
	10.000000	10.312465	3.12%	0	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class II - Q/NQ	43.425457	17.673330	-59.30%	0	2008
	30.918454	43.425457	40.45%	0	2007
	23.441144	30.918454	31.90%	0	2006
	18.306873	23.441144	28.05%	0	2005
	15.710815	18.306873	16.52%	0	2004

NVIT Gartmore NVIT Emerging Markets Fund: Class VI - Q/NQ	27.649526	11.270591	-59.24%	0	2008
	19.651169	27.649526	40.70%	0	2007
	14.872424	19.651169	32.13%	0	2006
	11.601147	14.872424	28.20%	0	2005
	10.000000	11.601147	16.01%	0	2004*

NVIT Gartmore NVIT Global Utilities Fund: Class II - Q/NQ	23.298464	15.064176	-35.34%	0	2008
	20.060834	23.298464	16.14%	0	2007
	15.096916	20.060834	32.88%	0	2006
	14.693403	15.096916	2.75%	0	2005
	11.721898	14.693403	25.35%	0	2004

NVIT Gartmore NVIT International Equity Fund: Class VI - Q/NQ	10.000000	5.387516	-46.12%	0	2008*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ	10.000000	5.041435	-49.59%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	10.000000	6.041375	-39.59%	1,087	2008*

NVIT NVIT Cardinal SM Aggressive Fund: Class II - Q/NQ	10.000000	6.272838	-37.27%	0	2008*

NVIT NVIT Cardina SM Balanced Fund: Class II - Q/NQ	10.000000	7.814659	-21.85%	0	2008*

NVIT NVIT Cardinal SM Capital Appreciation Fund: Class II - Q/NQ	10.000000	7.101967	-28.98%	0	2008*

NVIT NVIT Cardinal SM Conservative Fund: Class II - Q/NQ	10.000000	8.949873	-10.50%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinal SM Moderate Fund: Class II - Q/NQ	10.000000	7.455084	-25.45%	0	2008*

NVIT NVIT Cardinal SM Moderately Aggressive Fund: Class II - Q/NQ	10.000000	6.743673	-32.56%	0	2008*

NVIT NVIT Cardinal SM Moderately Conservative Fund: Class II - Q/NQ	10.000000	8.189672	-18.10%	0	2008*

NVIT NVIT Core Bond Fund: Class II - Q/NQ	10.000000	9.706998	-2.93%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	10.000000	9.712758	-2.87%	0	2008*

NVIT NVIT Global Financial Services Fund: Class II - Q/NQ	18.209739	9.452415	-48.09%	0	2008
	19.094358	18.209739	-4.63%	0	2007
	16.433310	19.094358	16.19%	0	2006
	15.330081	16.433310	7.20%	0	2005
	13.120557	15.330081	16.84%	0	2004

NVIT NVIT Government Bond Fund: Class I - Q/NQ	10.177417	10.606873	4.22%	1,263	2008
	9.818263	10.177417	3.66%	0	2007
	9.819059	9.818263	-0.01%	0	2006
	9.827245	9.819059	-0.08%	0	2005
	9.836465	9.827245	-0.09%	0	2004

NVIT NVIT Health Sciences Fund: Class II - Q/NQ	14.499931	10.464953	-27.83%	0	2008
	13.274005	14.499931	9.24%	0	2007
	13.392822	13.274005	-0.89%	0	2006
	12.793903	13.392822	4.68%	0	2005
	12.293622	12.793903	4.07%	0	2004

NVIT NVIT Health Sciences Fund: Class VI - Q/NQ	11.034756	7.959319	-27.87%	0	2008
	10.097130	11.034756	9.29%	0	2007
	10.189153	10.097130	-0.90%	0	2006
	9.729257	10.189153	4.73%	0	2005
	10.000000	9.729257	-2.71%	0	2004*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	11.348887	6.248225	-44.94%	0	2008
	10.725263	11.348887	5.81%	0	2007
	10.000000	10.725263	7.25%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.000990	10.002355	-9.08%	0	2008
	10.791832	11.000990	1.94%	0	2007
	10.505733	10.791832	2.72%	0	2006
	10.510087	10.505733	-0.04%	0	2005
	10.380187	10.510087	1.25%	0	2004

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.261664	10.078250	-17.81%	0	2008
	11.974180	12.261664	2.40%	0	2007
	11.413889	11.974180	4.91%	0	2006
	11.289736	11.413889	1.10%	0	2005
	10.889358	11.289736	3.68%	0	2004

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	13.616033	10.117444	-25.69%	0	2008
	13.321976	13.616033	2.21%	0	2007
	12.364454	13.321976	7.74%	0	2006
	12.130300	12.364454	1.93%	0	2005
	11.446187	12.130300	5.98%	0	2004

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	15.430446	10.242014	-33.62%	2,317	2008
	15.027396	15.430446	2.68%	2,431	2007
	13.559126	15.027396	10.83%	2,535	2006
	13.087640	13.559126	3.60%	2,639	2005
	12.067792	13.087640	8.45%	2,639	2004

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	16.733080	10.223865	-38.90%	0	2008
	16.325566	16.733080	2.50%	0	2007
	14.437073	16.325566	13.08%	0	2006
	13.824084	14.437073	4.43%	0	2005
	12.530706	13.824084	10.32%	0	2004

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	17.346265	10.662208	-38.53%	0	2008
	16.671853	17.346265	4.05%	0	2007
	15.679760	16.671853	6.33%	0	2006
	14.455741	15.679760	8.47%	0	2005
	12.910185	14.455741	11.97%	0	2004

NVIT NVIT Money Market Fund: Class I - Q/NQ	9.691155	9.568750	-1.26%	309	2008
	9.560312	9.691155	1.37%	0	2007
	9.452347	9.560312	1.14%	0	2006
	9.515115	9.452347	-0.66%	0	2005
	9.755588	9.515115	-2.46%	0	2004

NVIT NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ	10.000000	5.990507	-40.09%	654	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager International Value Fund: Class II - Q/NQ	20.093552	10.403832	-48.22%	0	2008
	20.224650	20.093552	-0.65%	0	2007
	17.076439	20.224650	18.44%	0	2006
	15.787587	17.076439	8.16%	0	2005
	13.598101	15.787587	16.10%	0	2004

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	14.430300	7.475377	-48.20%	304	2008
	14.525891	14.430300	-0.66%	0	2007
	12.264352	14.525891	18.44%	0	2006
	11.337217	12.264352	8.18%	0	2005
	10.000000	11.337217	13.37%	0	2004*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	10.000000	6.221523	-37.78%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	10.000000	6.209774	-37.90%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	10.000000	6.133034	-38.67%	368	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	10.000000	6.610143	-33.90%	585	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ	14.857262	7.684355	-48.28%	0	2008
	14.026526	14.857262	5.92%	0	2007
	14.076346	14.026526	-0.35%	0	2006
	13.503080	14.076346	4.25%	0	2005
	12.332569	13.503080	9.49%	0	2004

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	16.722306	10.952220	-34.51%	0	2008
	18.634572	16.722306	-10.26%	0	2007
	16.446888	18.634572	13.30%	0	2006
	16.537702	16.446888	-0.55%	0	2005
	14.609893	16.537702	13.20%	0	2004

NVIT NVIT Multi-Manager Small Company Fund: Class II - Q/NQ	17.573537	10.480376	-40.36%	0	2008
	17.829467	17.573537	-1.44%	0	2007
	16.488974	17.829467	8.13%	0	2006
	15.214371	16.488974	8.38%	0	2005
	13.238511	15.214371	14.93%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	10.880179	8.706304	-19.98%	0	2008
	10.750429	10.880179	1.21%	0	2007
	10.597779	10.750429	1.44%	0	2006
	10.719102	10.597779	-1.13%	0	2005
	10.399635	10.719102	3.07%	0	2004

NVIT NVIT Nationwide Fund: Class II - Q/NQ	14.950159	8.444798	-43.51%	791	2008
	14.324443	14.950159	4.37%	0	2007
	13.054763	14.324443	9.73%	0	2006
	12.604625	13.054763	3.57%	0	2005
	11.894003	12.604625	5.97%	0	2004

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.000000	9.726696	-2.73%	0	2008*

NVIT NVIT Technology and Communications Fund: Class II - Q/NQ	16.433662	8.141679	-50.46%	0	2008
	14.157208	16.433662	16.08%	0	2007
	13.219976	14.157208	7.09%	0	2006
	13.769561	13.219976	-3.99%	0	2005
	13.680355	13.769561	0.65%	0	2004

NVIT NVIT Technology and Communications Fund: Class VI - Q/NQ	12.851855	6.364670	-50.48%	0	2008
	11.080189	12.851855	15.99%	0	2007
	10.298193	11.080189	7.59%	0	2006
	10.726304	10.298193	-3.99%	0	2005
	10.000000	10.726304	7.26%	0	2004*

NVIT NVIT U.S. Growth Leaders Fund: Class II - Q/NQ	17.449095	9.880180	-43.38%	0	2008
	14.771398	17.449095	18.13%	0	2007
	15.343882	14.771398	-3.73%	0	2006
	14.196794	15.343882	8.08%	0	2005
	13.089855	14.196794	8.46%	0	2004

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	14.861108	9.025959	-39.26%	0	2008
	15.774360	14.861108	-5.79%	0	2007
	14.107572	15.774360	11.81%	0	2006
	14.025840	14.107572	0.58%	0	2005
	12.381390	14.025840	13.28%	0	2004

NVIT Van Kampen NVIT Real Estate Fund: Class II - Q/NQ	10.000000	5.509754	-44.90%	0	2008*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	14.603268	7.676529	-47.43%	0	2008
	13.258924	14.603268	10.14%	0	2007
	12.725602	13.258924	4.19%	0	2006
	12.541951	12.725602	1.46%	0	2005
	12.158787	12.541951	3.15%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	14.648976	8.453959	-42.29%	0	2008
	14.278723	14.648976	2.59%	0	2007
	12.569900	14.278723	13.59%	0	2006
	11.390700	12.569900	10.35%	0	2005
	10.000000	11.390700	13.91%	0	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	20.661485	11.926979	-42.27%	0	2008
	20.134968	20.661485	2.61%	0	2007
	17.730649	20.134968	13.56%	0	2006
	16.065497	17.730649	10.36%	0	2005
	13.967993	16.065497	15.02%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	9.438078	1.951050	-79.33%	0	2008
	10.000000	9.438078	-5.62%	0	2007*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	11.545464	2.393089	-79.27%	0	2008
	11.991695	11.545464	-3.72%	0	2007
	11.346501	11.991695	5.69%	0	2006
	11.496107	11.346501	-1.30%	0	2005
	10.927988	11.496107	5.20%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	14.438911	8.573121	-40.62%	721	2008
	14.331640	14.438911	0.75%	0	2007
	12.906797	14.331640	11.04%	0	2006
	12.614847	12.906797	2.31%	0	2005
	11.945976	12.614847	5.60%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ	17.541379	10.520664	-40.02%	138	2008
	18.390017	17.541379	-4.61%	0	2007
	16.576286	18.390017	10.94%	0	2006
	15.614346	16.576286	6.16%	0	2005
	13.541406	15.614346	15.31%	0	2004

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB - Q/NQ	13.561312	8.042680	-40.69%	0	2008
	14.920591	13.561312	-9.11%	0	2007
	13.303556	14.920591	12.15%	0	2006
	13.065985	13.303556	1.82%	0	2005
	12.154246	13.065985	7.50%	0	2004

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	19.794097	10.732909	-45.78%	0	2008
	18.882797	19.794097	4.83%	0	2007
	15.279652	18.882797	23.58%	0	2006
	14.074616	15.279652	8.56%	0	2005
	12.519593	14.074616	12.42%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	12.548285	7.644071	-39.08%	0	2008
	12.293517	12.548285	2.07%	0	2007
	12.050382	12.293517	2.02%	0	2006
	11.783162	12.050382	2.27%	0	2005
	11.595372	11.783162	1.62%	0	2004

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	12.742546	7.069638	-44.52%	318	2008
	11.710387	12.742546	8.81%	0	2007
	11.069964	11.710387	5.79%	0	2006
	10.000000	11.069964	10.70%	0	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	11.906786	7.341507	-38.34%	0	2008
	11.947020	11.906786	-0.34%	0	2007
	10.406506	11.947020	14.80%	0	2006
	10.000000	10.406506	4.07%	0	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.151566	9.949867	-1.99%	0	2008
	9.973104	10.151566	1.79%	0	2007
	9.908319	9.973104	0.65%	0	2006
	10.000000	9.908319	-0.92%	0	2005*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.319952	8.940549	-13.37%	998	2008
	10.139395	10.319952	1.78%	0	2007
	10.118722	10.139395	0.20%	0	2006
	10.061854	10.118722	0.57%	0	2005
	9.992829	10.061854	0.69%	0	2004

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	15.761494	12.964732	-17.74%	0	2008
	15.314516	15.761494	2.92%	0	2007
	14.284281	15.314516	7.21%	0	2006
	13.165025	14.284281	8.50%	0	2005
	12.361301	13.165025	6.50%	0	2004

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	21.039161	12.607306	-40.08%	0	2008
	26.291564	21.039161	-19.98%	0	2007
	19.736848	26.291564	33.21%	0	2006
	17.471094	19.736848	12.97%	0	2005
	13.270658	17.471094	31.65%	0	2004

Additional Contract Options Elected (Total 3.50%)
(Variable account charges of 3.50% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	14.766043	6.852457	-53.59%	0	2008
	15.098721	14.766043	-2.20%	0	2007
	13.852124	15.098721	9.00%	0	2006
	13.614071	13.852124	1.75%	0	2005
	12.728220	13.614071	6.96%	0	2004

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	14.336533	7.936841	-44.64%	0	2008
	13.299029	14.336533	7.80%	0	2007
	12.992976	13.299029	2.36%	0	2006
	12.399118	12.992976	4.79%	0	2005
	12.083585	12.399118	2.61%	0	2004

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	17.807164	9.084470	-48.98%	0	2008
	16.695543	17.807164	6.66%	0	2007
	14.880388	16.695543	12.20%	0	2006
	14.110884	14.880388	5.45%	0	2005
	12.685594	14.110884	11.24%	0	2004

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	15.009277	8.589007	-42.78%	0	2008
	14.835589	15.009277	1.17%	0	2007
	13.140277	14.835589	12.90%	0	2006
	13.017167	13.140277	0.95%	0	2005
	12.128163	13.017167	7.33%	0	2004

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	17.154826	10.635701	-38.00%	0	2008
	17.513016	17.154826	-2.05%	0	2007
	15.889723	17.513016	10.22%	0	2006
	15.440293	15.889723	2.91%	0	2005
	13.437077	15.440293	14.91%	0	2004

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	14.452667	9.102555	-37.02%	0	2008
	15.045085	14.452667	-3.94%	0	2007
	13.345255	15.045085	12.74%	0	2006
	13.230164	13.345255	0.87%	0	2005
	12.178483	13.230164	8.64%	0	2004

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II - Q/NQ	20.557795	10.930096	-46.83%	0	2008
	18.069556	20.557795	13.77%	0	2007
	15.009211	18.069556	20.39%	0	2006
	13.749791	15.009211	9.16%	0	2005
	12.414178	13.749791	10.76%	0	2004

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV - Q/NQ	16.583529	8.808782	-46.88%	0	2008
	14.578543	16.583529	13.75%	0	2007
	12.097663	14.578543	20.51%	0	2006
	11.095625	12.097663	9.03%	0	2005
	10.000000	11.095625	10.96%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	12.062607	8.786936	-27.16%	0	2008
	12.813429	12.062607	-5.86%	0	2007
	11.043151	12.813429	16.03%	0	2006
	10.000000	11.043151	10.43%	0	2005*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II - Q/NQ	13.263230	7.467891	-43.69%	0	2008
	11.375811	13.263230	16.59%	0	2007
	12.200836	11.375811	-6.76%	0	2006
	12.397215	12.200836	-1.58%	0	2005
	11.616587	12.397215	6.72%	0	2004

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	14.270189	10.079043	-29.37%	0	2008
	15.620058	14.270189	-8.64%	0	2007
	13.662243	15.620058	14.33%	0	2006
	13.500869	13.662243	1.20%	0	2005
	12.253551	13.500869	10.18%	0	2004

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class II - Q/NQ	15.826885	7.832130	-50.51%	0	2008
	11.756317	15.826885	34.62%	0	2007
	11.188648	11.756317	5.07%	0	2006
	10.000000	11.188648	11.89%	0	2005*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.448977	9.923073	-5.03%	0	2008
	9.890998	10.448977	5.64%	0	2007
	10.088600	9.890998	-1.96%	0	2006
	10.292645	10.088600	-1.98%	0	2005
	10.080217	10.292645	2.11%	0	2004

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	17.013114	11.341432	-33.34%	0	2008
	17.750048	17.013114	-4.15%	0	2007
	16.075410	17.750048	10.42%	0	2006
	15.533006	16.075410	3.49%	0	2005
	13.205996	15.533006	17.62%	0	2004

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	14.446466	8.737334	-39.52%	0	2008
	14.261485	14.446466	1.30%	0	2007
	12.826759	14.261485	11.19%	0	2006
	12.726332	12.826759	0.79%	0	2005
	11.950610	12.726332	6.49%	0	2004

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	13.538721	9.181227	-32.19%	0	2008
	13.132651	13.538721	3.09%	0	2007
	11.709653	13.132651	12.15%	0	2006
	11.653250	11.709653	0.48%	0	2005
	11.523154	11.653250	1.13%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares - Q/NQ	11.741704	7.050297	-39.96%	0	2008
	13.717538	11.741704	-14.40%	0	2007
	13.730373	13.717538	-0.09%	0	2006
	13.477911	13.730373	1.87%	0	2005
	12.577448	13.477911	7.16%	0	2004

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	12.827042	8.173784	-36.28%	0	2008
	14.749722	12.827042	-13.04%	0	2007
	13.120244	14.749722	12.42%	0	2006
	12.974991	13.120244	1.12%	0	2005
	12.278858	12.974991	5.67%	0	2004

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	14.113418	9.578328	-32.13%	0	2008
	13.341750	14.113418	5.78%	0	2007
	11.939852	13.341750	11.74%	0	2006
	12.165418	11.939852	-1.85%	0	2005
	11.769765	12.135418	3.36%	0	2004

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	9.649789	9.231554	-4.33%	0	2008
	10.152611	9.649789	-4.95%	0	2007
	10.000000	10.152611	1.53%	0	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	9.811103	8.752619	-10.79%	0	2008
	9.671731	9.811103	1.44%	0	2007
	9.643533	9.671731	0.29%	0	2006
	9.894682	9.643533	-2.54%	0	2005
	9.924104	9.894682	-0.30%	0	2004

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	18.611166	10.291605	-44.70%	0	2008
	16.444374	18.611166	13.18%	0	2007
	15.291024	16.444374	7.54%	0	2006
	13.582646	15.291024	12.58%	0	2005
	12.222336	13.582646	11.13%	0	2004

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	20.874528	9.183511	-56.01%	0	2008
	14.855367	20.874528	40.52%	0	2007
	13.199516	14.855367	12.54%	0	2006
	10.000000	13.199516	32.00%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	15.346303	8.468149	-44.82%	0	2008
	15.706190	15.346303	-2.29%	0	2007
	13.569755	15.706190	15.74%	0	2006
	13.318519	13.569755	1.89%	0	2005
	12.407651	13.318519	7.34%	0	2004

Fidelity Variable Insurance Products Fund - VIP Freedom 2010 Portfolio: Service Class 2 - Q/NQ	11.664899	8.423160	-27.79%	0	2008
	11.151089	11.664899	4.61%	0	2007
	10.544211	11.151089	5.76%	0	2006
	10.000000	10.544211	5.44%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Freedom 2020 Portfolio: Service Class 2 - Q/NQ	12.406437	8.044772	-35.16%	0	2008
	11.693336	12.406437	6.10%	0	2007
	10.846613	11.693336	7.81%	0	2006
	10.000000	10.846613	8.47%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Freedom 2030 Portfolio: Service Class 2 - Q/NQ	12.908552	7.701172	-40.34%	0	2008
	12.044692	12.908552	7.17%	0	2007
	11.051868	12.044692	8.98%	0	2006
	10.000000	11.051868	10.52%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	15.638381	7.950856	-49.16%	0	2008
	12.796852	15.638381	22.20%	0	2007
	12.442026	12.796852	2.85%	0	2006
	12.219515	12.442026	1.82%	0	2005
	12.279325	12.219515	-0.49%	0	2004

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	9.942715	9.262586	-6.84%	0	2008
	9.900917	9.942715	0.42%	0	2007
	9.851509	9.900917	0.50%	0	2006
	10.018013	9.851509	-1.66%	0	2005
	9.963875	10.018013	0.54%	0	2004

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	22.720385	13.240286	-41.73%	0	2008
	20.417267	22.720385	11.28%	0	2007
	18.821323	20.417267	8.48%	0	2006
	16.524545	18.821323	13.90%	0	2005
	13.736572	16.524545	20.30%	0	2004

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	22.998981	12.436456	-45.93%	0	2008
	20.364824	22.998981	12.93%	0	2007
	17.916976	20.364824	13.66%	0	2006
	15.629083	17.916976	14.64%	0	2005
	14.292840	15.629083	9.35%	0	2004

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	16.001648	8.654937	-45.91%	0	2008
	14.168063	16.001648	12.94%	0	2007
	12.460787	14.168063	13.70%	0	2006
	10.873360	12.460787	14.60%	0	2005
	10.000000	10.873360	8.73%	0	2004*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	18.031463	8.475358	-53.00%	0	2008
	17.724665	18.031463	1.73%	0	2007
	15.831334	17.724665	11.96%	0	2006
	16.015133	15.831334	-1.15%	0	2005
	14.578324	16.015133	9.86%	0	2004

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.966220	7.443729	-32.12%	0	2008
	10.954580	10.966220	0.11%	0	2007
	10.000000	10.954580	9.55%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	13.611974	9.575207	-29.66%	0	2008
	14.498169	13.611974	-6.11%	0	2007
	12.826198	14.498169	13.04%	0	2006
	12.849732	12.826198	-0.18%	0	2005
	11.996267	12.849732	7.11%	0	2004

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	17.360076	11.220370	-35.37%	0	2008
	18.432116	17.360076	-5.82%	0	2007
	16.326304	18.432116	12.90%	0	2006
	15.553017	16.326304	4.97%	0	2005
	13.024053	15.553017	19.42%	0	2004

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	10.000000	6.499539	-35.00%	0	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	19.207993	8.771697	-54.33%	0	2008
	15.469013	19.207993	24.17%	0	2007
	12.505836	15.469013	23.69%	0	2006
	10.000000	12.505836	25.06%	0	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	20.543906	11.819100	-42.47%	0	2008
	18.442304	20.543906	11.40%	0	2007
	15.734753	18.442304	17.21%	0	2006
	14.798814	15.734753	6.32%	0	2005
	12.938075	14.798814	14.38%	0	2004

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	15.757726	9.063420	-42.48%	0	2008
	14.147106	15.757726	11.38%	0	2007
	12.068542	14.147106	17.22%	0	2006
	11.354427	12.068542	6.29%	0	2005
	10.000000	11.354427	13.54%	0	2004*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	11.258822	11.539134	2.49%	0	2008
	10.509823	11.258822	7.13%	0	2007
	9.650431	10.509823	8.91%	0	2006
	10.000000	9.650431	-3.50%	0	2005*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	13.261652	10.741945	-19.00%	0	2008
	12.463096	13.261652	6.41%	0	2007
	11.695722	12.463096	6.56%	0	2006
	11.256320	11.695722	3.90%	0	2005
	10.771248	11.256320	4.50%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	19.732823	10.603541	-46.26%	0	2008
	14.968421	19.732823	31.83%	0	2007
	14.214073	14.968421	5.31%	0	2006
	13.084919	14.214073	8.63%	0	2005
	11.494052	13.084919	13.84%	0	2004

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	15.956492	9.816752	-38.48%	0	2008
	15.582808	15.956492	2.40%	0	2007
	14.576577	15.582808	6.90%	0	2006
	13.617595	14.576577	7.04%	0	2005
	12.013252	13.617595	13.35%	0	2004

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	25.029856	11.541675	-53.89%	0	2008
	20.255761	25.029856	23.57%	0	2007
	14.307055	20.255761	41.58%	0	2006
	11.228815	14.307055	27.41%	0	2005
	10.000000	11.228815	12.29%	0	2004*

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	34.086079	15.711397	-53.91%	0	2008
	27.596378	34.086079	23.52%	0	2007
	19.500783	27.596378	41.51%	0	2006
	15.314064	19.500783	27.34%	0	2005
	13.370753	15.314064	14.53%	0	2004

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	13.271531	8.070359	-39.19%	0	2008
	12.389563	13.271531	7.12%	0	2007
	11.963829	12.389563	3.56%	0	2006
	11.893738	11.963829	0.59%	0	2005
	11.308953	11.893738	5.17%	0	2004

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	16.573996	10.756320	-35.10%	0	2008
	15.965976	16.573996	3.81%	0	2007
	13.728165	15.965976	16.30%	0	2006
	13.360534	13.728165	2.75%	0	2005
	12.057388	13.360534	10.81%	0	2004

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	13.616127	7.037258	-48.32%	0	2008
	13.673423	13.616127	-0.42%	0	2007
	11.476241	13.673423	19.15%	0	2006
	10.000000	11.476241	14.76%	0	2005*

Neuberger Berman Advisers Management Trust - AMT Mid Cap Growth Portfolio: S Class - Q/NQ	19.211110	10.470825	-45.50%	0	2008
	16.294414	19.211110	17.90%	0	2007
	14.749537	16.294414	10.47%	0	2006
	13.473942	14.749537	9.47%	0	2005
	12.033150	13.473942	11.97%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	12.124477	6.323540	-47.84%	0	2008
	12.194492	12.124477	-0.57%	0	2007
	11.390051	12.194492	7.06%	0	2006
	10.000000	11.390051	13.90%	0	2005*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.545851	7.974625	-16.46%	0	2008
	9.443363	9.545851	1.09%	0	2007
	9.390322	9.443363	0.56%	0	2006
	9.591517	9.390322	-2.10%	0	2005
	9.862553	9.591517	-2.75%	0	2004

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	13.002796	7.594091	-41.60%	0	2008
	13.408106	13.002796	-3.02%	0	2007
	13.199935	13.408106	1.58%	0	2006
	13.292073	13.199935	-0.69%	0	2005
	12.311757	13.292073	7.96%	0	2004

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	15.521143	9.069361	-41.57%	0	2008
	14.949051	15.521143	3.83%	0	2007
	13.622925	14.949051	9.73%	0	2006
	13.209692	13.622925	3.13%	0	2005
	12.083965	13.209692	9.32%	0	2004

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.558665	7.154855	-32.24%	0	2008
	10.310527	10.558665	2.41%	0	2007
	10.000000	10.310527	3.11%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.226901	8.894621	-13.03%	0	2008
	10.292906	10.226901	-0.64%	0	2007
	10.000000	10.292906	2.93%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	11.684045	6.918242	-40.79%	0	2008
	10.588990	11.684045	10.34%	0	2007
	10.000000	10.588990	5.89%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	10.928220	5.882551	-46.17%	0	2008
	10.122387	10.928220	7.96%	0	2007
	10.000000	10.122387	1.22%	0	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	9.659453	5.772790	-40.24%	0	2008
	10.000000	9.659453	-3.41%	0	2007*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	12.106398	8.412477	-30.51%	0	2008
	12.166509	12.106398	-0.49%	0	2007
	11.397876	12.166509	6.74%	0	2006
	11.535514	11.397876	-1.19%	0	2005
	10.857528	11.535514	6.24%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	10.937849	7.589016	-30.62%	0	2008
	10.988572	10.937849	-0.46%	0	2007
	10.294789	10.988572	6.74%	0	2006
	10.000000	10.294789	2.95%	0	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class II - Q/NQ	42.904698	17.416056	-59.41%	0	2008
	30.627156	42.904698	40.09%	0	2007
	23.280263	30.627156	31.56%	0	2006
	18.228133	23.280263	27.72%	0	2005
	15.683753	18.228133	16.22%	0	2004

NVIT Gartmore NVIT Emerging Markets Fund: Class VI - Q/NQ	27.389029	11.135419	-59.34%	0	2008
	19.516661	27.389029	40.34%	0	2007
	14.808773	19.516661	31.79%	0	2006
	11.581304	14.808773	27.87%	0	2005
	10.000000	11.581304	15.81%	0	2004*

NVIT Gartmore NVIT Global Utilities Fund: Class II - Q/NQ	23.018965	14.844930	-35.51%	0	2008
	19.871768	23.018965	15.84%	0	2007
	14.993242	19.871768	32.54%	0	2006
	14.630197	14.993242	2.48%	0	2005
	11.701673	14.630197	25.03%	0	2004

NVIT Gartmore NVIT International Equity Fund: Class VI - Q/NQ	10.000000	5.378199	-46.22%	0	2008*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ	10.000000	5.032701	-49.67%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	10.000000	6.030915	-39.69%	0	2008*

NVIT NVIT Cardinal SM Aggressive Fund: Class II - Q/NQ	10.000000	6.261989	-37.38%	0	2008*

NVIT NVIT Cardinal SM Balanced Fund: Class II - Q/NQ	10.000000	7.801173	-21.99%	0	2008*

NVIT NVIT Cardinal SM Capital Appreciation Fund: Class II - Q/NQ	10.000000	7.089685	-29.10%	0	2008*

NVIT NVIT Cardinal SM Conservative Fund: Class II - Q/NQ	10.000000	8.934437	-10.66%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinal SM Moderate Fund: Class II - Q/NQ	10.000000	7.442208	-25.58%	0	2008*

NVIT NVIT Cardinal SM Moderately Aggressive Fund: Class II - Q/NQ	10.000000	6.732010	-32.68%	0	2008*

NVIT NVIT Cardinal SM Moderately Conservative Fund: Class II - Q/NQ	10.000000	8.175529	-18.24%	0	2008*

NVIT NVIT Core Bond Fund: Class II - Q/NQ	10.000000	9.690264	-3.10%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	10.000000	9.696017	-3.04%	0	2008*

NVIT NVIT Global Financial Services Fund: Class II - Q/NQ	17.991245	9.314750	-48.23%	0	2008
	18.914398	17.991245	-4.88%	0	2007
	16.320475	18.914398	15.89%	0	2006
	15.264136	16.320475	6.92%	0	2005
	13.097935	15.264136	16.54%	0	2004

NVIT NVIT Government Bond Fund: Class I - Q/NQ	10.055206	10.452436	3.95%	0	2008
	9.725639	10.055206	3.39%	0	2007
	9.751558	9.725639	-0.27%	0	2006
	9.784907	9.751558	-0.34%	0	2005
	9.819461	9.784907	-0.35%	0	2004

NVIT NVIT Health Sciences Fund: Class II - Q/NQ	14.325892	10.312574	-28.01%	0	2008
	13.148836	14.325892	8.95%	0	2007
	13.300823	13.148836	-1.14%	0	2006
	12.738834	13.300823	4.41%	0	2005
	12.272416	12.738834	3.80%	0	2004

NVIT NVIT Health Sciences Fund: Class VI - Q/NQ	10.930714	7.863869	-28.06%	0	2008
	10.027974	10.930714	9.00%	0	2007
	10.145519	10.027974	-1.16%	0	2006
	9.712621	10.145519	4.46%	0	2005
	10.000000	9.712621	-2.87%	0	2004*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	11.300000	6.205188	-45.09%	0	2008
	10.706872	11.300000	5.54%	0	2007
	10.000000	10.706872	7.07%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	10.868925	9.856729	-9.31%	0	2008
	10.690050	10.868925	1.67%	0	2007
	10.433531	10.690050	2.46%	0	2006
	10.464815	10.433531	-0.30%	0	2005
	10.362250	10.464815	0.99%	0	2004

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.114494	9.931533	-18.02%	0	2008
	11.861270	12.114494	2.13%	0	2007
	11.335462	11.861270	4.64%	0	2006
	11.241131	11.335462	0.84%	0	2005
	10.870557	11.241131	3.41%	0	2004

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	13.452613	9.970149	-25.89%	0	2008
	13.196365	13.452613	1.94%	0	2007
	12.279503	13.196365	7.47%	0	2006
	12.078077	12.279503	1.67%	0	2005
	11.426428	12.078077	5.70%	0	2004

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	15.245255	10.092894	-33.80%	0	2008
	14.885722	15.245255	2.42%	0	2007
	13.465983	14.885722	10.54%	0	2006
	13.031312	13.465983	3.34%	0	2005
	12.046974	13.031312	8.17%	0	2004

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	16.532264	10.074987	-39.06%	0	2008
	16.171650	16.532264	2.23%	0	2007
	14.337898	16.171650	12.79%	0	2006
	13.764581	14.337898	4.17%	0	2005
	12.509082	13.764581	10.04%	0	2004

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	17.138112	10.506956	-38.69%	0	2008
	16.514701	17.138112	3.77%	0	2007
	15.572078	16.514701	6.05%	0	2006
	14.393534	15.572078	8.19%	0	2005
	12.887926	14.393534	11.68%	0	2004

NVIT NVIT Money Market Fund: Class I - Q/NQ	9.634528	9.488257	-1.52%	0	2008
	9.529207	9.634528	1.11%	0	2007
	9.445935	9.529207	0.88%	0	2006
	9.533226	9.445935	-0.92%	0	2005
	9.799478	9.533226	-2.72%	0	2004

NVIT NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ	10.000000	5.980148	-40.20%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager International Value Fund: Class II - Q/NQ	19.852433	10.252347	-48.36%	0	2008
	20.034023	19.852433	-0.91%	0	2007
	16.959163	20.034023	18.13%	0	2006
	15.719665	16.959163	7.89%	0	2005
	13.574656	15.719665	15.80%	0	2004

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	14.294255	7.385701	-48.33%	0	2008
	14.426439	14.294255	-0.92%	0	2007
	12.211846	14.426439	18.13%	0	2006
	11.317839	12.211846	7.90%	0	2005
	10.000000	11.317839	13.18%	0	2004*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	10.000000	6.210759	-37.89%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	10.000000	6.199017	-38.01%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	10.000000	6.122415	-38.78%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	10.000000	6.598704	-34.01%	0	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ	14.678931	7.572442	-48.41%	0	2008
	13.894270	14.678931	5.65%	0	2007
	13.979672	13.894270	-0.61%	0	2006
	13.444966	13.979672	3.98%	0	2005
	12.311295	13.444966	9.21%	0	2004

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	16.521612	10.792738	-34.68%	0	2008
	18.458920	16.521612	-10.50%	0	2007
	16.333944	18.458920	13.01%	0	2006
	16.466554	16.333944	-0.81%	0	2005
	14.584717	16.466554	12.90%	0	2004

NVIT NVIT Multi-Manager Small Company Fund: Class II - Q/NQ	17.362663	10.327779	-40.52%	0	2008
	17.661434	17.362663	-1.69%	0	2007
	16.375779	17.661434	7.85%	0	2006
	15.148933	16.375779	8.10%	0	2005
	13.215696	15.148933	14.63%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	10.749564	8.579560	-20.19%	0	2008
	10.649031	10.749564	0.94%	0	2007
	10.524939	10.649031	1.18%	0	2006
	10.672935	10.524939	-1.39%	0	2005
	10.381670	10.672935	2.81%	0	2004

NVIT NVIT Nationwide Fund: Class II - Q/NQ	14.770758	8.321839	-43.66%	0	2008
	14.189408	14.770758	4.10%	0	2007
	12.965100	14.189408	9.44%	0	2006
	12.550378	12.965100	3.30%	0	2005
	11.873476	12.550378	5.70%	0	2004

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.000000	9.709935	-2.90%	0	2008*

NVIT NVIT Technology and Communications Fund: Class II - Q/NQ	16.236428	8.023092	-50.59%	0	2008
	14.023730	16.236428	15.78%	0	2007
	13.129182	14.023730	6.81%	0	2006
	13.710313	13.129182	-4.24%	0	2005
	13.656772	13.710313	0.39%	0	2004

NVIT NVIT Technology and Communications Fund: Class VI - Q/NQ	12.730679	6.288311	-50.61%	0	2008
	11.004305	12.730679	15.69%	0	2007
	10.254100	11.004305	7.32%	0	2006
	10.707973	10.254100	-4.24%	0	2005
	10.000000	10.707973	7.08%	0	2004*

NVIT NVIT U.S. Growth Leaders Fund: Class II - Q/NQ	17.239689	9.736307	-43.52%	0	2008
	14.632131	17.239689	17.82%	0	2007
	15.238503	14.632131	-3.98%	0	2006
	14.135705	15.238503	7.80%	0	2005
	13.067294	14.135705	8.18%	0	2004

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	14.682764	8.894529	-39.42%	0	2008
	15.625658	14.682764	-6.03%	0	2007
	14.010679	15.625658	11.53%	0	2006
	13.965490	14.010679	0.32%	0	2005
	12.360029	13.965490	12.99%	0	2004

NVIT Van Kampen NVIT Real Estate Fund: Class II - Q/NQ	10.000000	5.500166	-45.00%	0	2008*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	14.428000	7.564737	-47.57%	0	2008
	13.133910	14.428000	9.85%	0	2007
	12.638189	13.133910	3.92%	0	2006
	12.487970	12.638189	1.20%	0	2005
	12.137812	12.487970	2.88%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	14.510912	8.352582	-42.44%	0	2008
	14.180983	14.510912	2.33%	0	2007
	12.516099	14.180983	13.30%	0	2006
	11.371238	12.516099	10.07%	0	2005
	10.000000	11.371238	13.71%	0	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	20.413560	11.753336	-42.42%	0	2008
	19.945189	20.413560	2.35%	0	2007
	17.608895	19.945189	13.27%	0	2006
	15.996388	17.608895	10.08%	0	2005
	13.943922	15.996388	14.72%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	9.421764	1.942618	-79.38%	0	2008
	10.000000	9.421764	-5.78%	0	2007*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	11.406879	2.358221	-79.33%	0	2008
	11.878622	11.406879	-3.97%	0	2007
	11.268538	11.878622	5.41%	0	2006
	11.446602	11.268538	-1.56%	0	2005
	10.909119	11.446602	4.93%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	14.265629	8.448282	-40.78%	0	2008
	14.196530	14.265629	0.49%	0	2007
	12.818142	14.196530	10.75%	0	2006
	12.560548	12.818142	2.05%	0	2005
	11.925369	12.560548	5.33%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ	17.330897	10.367483	-40.18%	0	2008
	18.216703	17.330897	-4.86%	0	2007
	16.462493	18.216703	10.66%	0	2006
	15.547186	16.462493	5.89%	0	2005
	13.518075	15.547186	15.01%	0	2004

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB - Q/NQ	13.398560	7.925567	-40.85%	0	2008
	14.779938	13.398560	-9.35%	0	2007
	13.212184	14.779938	11.87%	0	2006
	13.009752	13.212184	1.56%	0	2005
	12.133277	13.009752	7.22%	0	2004

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	19.556545	10.576626	-45.92%	0	2008
	18.704781	19.556545	4.55%	0	2007
	15.174693	18.704781	23.26%	0	2006
	14.014046	15.174693	8.28%	0	2005
	12.497986	14.014046	12.13%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	12.397668	7.532759	-39.24%	0	2008
	12.177591	12.397668	1.81%	0	2007
	11.967590	12.177591	1.75%	0	2006
	11.732438	11.967590	2.00%	0	2005
	11.575365	11.732438	1.36%	0	2004

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	12.654971	7.002855	-44.66%	0	2008
	11.660199	12.654971	8.53%	0	2007
	11.051001	11.660199	5.51%	0	2006
	10.000000	11.051001	10.51%	0	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	11.824974	7.272168	-38.50%	0	2008
	11.895831	11.824974	-0.60%	0	2007
	10.388685	11.895831	14.51%	0	2006
	10.000000	10.388685	3.89%	0	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.081790	9.855944	-2.24%	0	2008
	9.930356	10.081790	1.52%	0	2007
	9.891336	9.930356	0.39%	0	2006
	10.000000	9.891336	-1.09%	0	2005*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.196052	8.810375	-13.59%	0	2008
	10.043747	10.196052	1.52%	0	2007
	10.049158	10.043747	-0.05%	0	2006
	10.018494	10.049158	0.31%	0	2005
	9.975555	10.018494	0.43%	0	2004

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	14.069586	11.543108	-17.96%	0	2008
	13.706194	14.069586	2.65%	0	2007
	12.817181	13.706194	6.94%	0	2006
	11.843386	12.817181	8.22%	0	2005
	11.149159	11.843386	6.23%	0	2004

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	19.759777	11.809902	-40.23%	0	2008
	24.757150	19.759777	-20.19%	0	2007
	18.632935	24.757150	32.87%	0	2006
	16.536496	18.632935	12.68%	0	2005
	12.593271	16.536496	31.31%	0	2004

Additional Contract Options Elected (Total 4.00%)
(Variable account charges of 4.00% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	10.764582	4.969502	-53.83%	0	2008
	11.064761	10.764582	-2.71%	0	2007
	10.203938	11.064761	8.44%	0	2006
	10.000000	10.203938	2.04%	0	2005*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	11.601011	6.389058	-44.93%	0	2008
	10.817833	11.601011	7.24%	0	2007
	10.623791	10.817833	1.83%	0	2006
	10.000000	10.623791	6.24%	0	2005*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	12.587634	6.388296	-49.25%	0	2008
	11.863658	12.587634	6.10%	0	2007
	10.628764	11.863658	11.62%	0	2006
	10.000000	10.628764	6.29%	0	2005*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	11.282112	6.422588	-43.07%	0	2008
	11.209958	11.282112	0.64%	0	2007
	9.980509	11.209958	12.32%	0	2006
	10.000000	9.980509	-0.19%	0	2005*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	11.171750	6.890305	-38.32%	0	2008
	11.464742	11.171750	-2.56%	0	2007
	10.456093	11.464742	9.65%	0	2006
	10.000000	10.456093	4.56%	0	2005*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	10.814163	6.775581	-37.35%	0	2008
	11.316425	10.814163	-4.44%	0	2007
	10.089993	11.316425	12.15%	0	2006
	10.000000	10.089993	0.90%	0	2005*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II - Q/NQ	14.801078	7.828497	-47.11%	0	2008
	13.077720	14.801078	13.18%	0	2007
	10.919221	13.077720	19.77%	0	2006
	10.000000	10.919221	9.19%	0	2005*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV - Q/NQ	14.795792	7.818344	-47.16%	0	2008
	13.075046	14.795792	13.16%	0	2007
	10.906355	13.075046	19.88%	0	2006
	10.000000	10.906355	9.06%	0	2005*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	11.896753	8.621129	-27.53%	0	2008
	12.703450	11.896753	-6.35%	0	2007
	11.005213	12.703450	15.43%	0	2006
	10.000000	11.005213	10.05%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II - Q/NQ	10.903176	6.107156	-43.99%	0	2008
	9.400563	10.903176	15.98%	0	2007
	10.134711	9.400563	-7.24%	0	2006
	10.000000	10.134711	1.35%	0	2005*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	10.475558	7.360471	-29.74%	0	2008
	11.526549	10.475558	-9.12%	0	2007
	10.134154	11.526549	13.74%	0	2006
	10.000000	10.134154	1.34%	0	2005*

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class II - Q/NQ	15.609354	7.684312	-50.77%	0	2008
	11.655378	15.609354	33.92%	0	2007
	11.150227	11.655378	4.53%	0	2006
	10.000000	11.150227	11.50%	0	2005*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.022329	9.468582	-5.53%	0	2008
	9.536816	10.022329	5.09%	0	2007
	9.777867	9.536816	-2.47%	0	2006
	10.000000	9.777867	-2.22%	0	2005*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	10.877614	7.213662	-33.68%	0	2008
	11.408257	10.877614	-4.65%	0	2007
	10.385608	11.408257	9.85%	0	2006
	10.000000	10.385608	3.86%	0	2005*

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	11.314414	6.807489	-39.83%	0	2008
	11.228035	11.314414	0.77%	0	2007
	10.150920	11.228035	10.61%	0	2006
	10.000000	10.150920	1.51%	0	2005*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	11.291005	7.617200	-32.54%	0	2008
	11.009706	11.291005	2.56%	0	2007
	9.867712	11.009706	11.57%	0	2006
	10.000000	9.867712	-1.32%	0	2005*

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares - Q/NQ	8.805783	5.259938	-40.27%	0	2008
	10.341506	8.805783	-14.85%	0	2007
	10.404969	10.341506	-0.61%	0	2006
	10.000000	10.404969	4.05%	0	2005*

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	9.800846	6.212962	-36.61%	0	2008
	11.328982	9.800846	-13.49%	0	2007
	10.129726	11.328982	11.84%	0	2006
	10.000000	10.129726	1.30%	0	2005*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	11.484602	7.753766	-32.49%	0	2008
	10.913530	11.484602	5.23%	0	2007
	9.817500	10.913530	11.16%	0	2006
	10.000000	9.817500	-1.82%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	9.566480	9.104420	-4.83%	0	2008
	10.117699	9.566480	-5.45%	0	2007
	10.000000	10.117699	1.18%	0	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	9.790594	8.689046	-11.25%	0	2008
	9.702049	9.790594	0.91%	0	2007
	9.724010	9.702049	-0.23%	0	2006
	10.000000	9.724010	-2.76%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	13.421820	7.383427	-44.99%	0	2008
	11.921272	13.421820	12.59%	0	2007
	11.142725	11.921272	6.99%	0	2006
	10.000000	11.142725	11.43%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	20.587591	9.010144	-56.24%	0	2008
	14.727894	20.587591	39.79%	0	2007
	13.154235	14.727894	11.96%	0	2006
	10.000000	13.154235	31.54%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	11.426822	6.272586	-45.11%	0	2008
	11.756047	11.426822	-2.80%	0	2007
	10.209658	11.756047	15.15%	0	2006
	10.000000	10.209658	2.10%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Freedom 2010 Portfolio: Service Class 2 - Q/NQ	11.504517	8.264232	-28.17%	0	2008
	11.055354	11.504517	4.06%	0	2007
	10.507976	11.055354	5.21%	0	2006
	10.000000	10.507976	5.08%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Freedom 2020 Portfolio: Service Class 2 - Q/NQ	12.235870	7.892969	-35.49%	0	2008
	11.592960	12.235870	5.55%	0	2007
	10.809353	11.592960	7.25%	0	2006
	10.000000	10.809353	8.09%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Freedom 2030 Portfolio: Service Class 2 - Q/NQ	12.731086	7.555846	-40.65%	0	2008
	11.941303	12.731086	6.61%	0	2007
	11.013901	11.941303	8.42%	0	2006
	10.000000	11.013901	10.14%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	12.924807	6.537046	-49.42%	0	2008
	10.631692	12.924807	21.57%	0	2007
	10.390602	10.631692	2.32%	0	2006
	10.000000	10.390602	3.91%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	9.790355	9.073383	-7.32%	0	2008
	9.800242	9.790355	-0.10%	0	2007
	9.801975	9.800242	-0.02%	0	2006
	10.000000	9.801975	-1.98%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	13.311105	7.716740	-42.03%	0	2008
	12.024416	13.311105	10.70%	0	2007
	11.142096	12.024416	7.92%	0	2006
	10.000000	11.142096	11.42%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	14.574390	7.839999	-46.21%	0	2008
	12.972700	14.574390	12.35%	0	2007
	11.472651	12.972700	13.07%	0	2006
	10.000000	11.472651	14.73%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	14.570919	7.840131	-46.19%	0	2008
	12.968824	14.570919	12.35%	0	2007
	11.465296	12.968824	13.11%	0	2006
	10.000000	11.465296	14.65%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	11.584181	5.416592	-53.24%	0	2008
	11.446719	11.584181	1.20%	0	2007
	10.277082	11.446719	11.38%	0	2006
	10.000000	10.277082	2.77%	0	2005*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.871616	7.341215	-32.47%	0	2008
	10.916939	10.871616	-0.42%	0	2007
	10.000000	10.916939	9.17%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	10.534809	7.372124	-30.02%	0	2008
	11.279453	10.534809	-6.60%	0	2007
	10.030498	11.279453	12.45%	0	2006
	10.000000	10.030498	0.30%	0	2005*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	10.896443	7.006127	-35.70%	0	2008
	11.629955	10.896443	-6.31%	0	2007
	10.354765	11.629955	12.32%	0	2006
	10.000000	10.354765	3.55%	0	2005*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	10.000000	6.477015	-35.23%	0	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	18.944014	8.606159	-54.57%	0	2008
	15.336276	18.944014	23.52%	0	2007
	12.462906	15.336276	23.06%	0	2006
	10.000000	12.462906	24.63%	0	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	13.553662	7.757062	-42.77%	0	2008
	12.230852	13.553662	10.82%	0	2007
	10.489405	12.230852	16.60%	0	2006
	10.000000	10.489405	4.89%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	13.558999	7.758262	-42.78%	0	2008
	12.236845	13.558999	10.80%	0	2007
	10.493152	12.236845	16.62%	0	2006
	10.000000	10.493152	4.93%	0	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	11.103990	11.321479	1.96%	0	2008
	10.419561	11.103990	6.57%	0	2007
	9.617228	10.419561	8.34%	0	2006
	10.000000	9.617228	-3.83%	0	2005*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	11.756257	9.473180	-19.42%	0	2008
	11.106198	11.756257	5.85%	0	2007
	10.476502	11.106198	6.01%	0	2006
	10.000000	10.476502	4.77%	0	2005*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	15.350814	8.205965	-46.54%	0	2008
	11.705369	15.350814	31.14%	0	2007
	11.173212	11.705369	4.76%	0	2006
	10.000000	11.173212	11.73%	0	2005*

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	11.439814	7.001436	-38.80%	0	2008
	11.230404	11.439814	1.86%	0	2007
	10.559781	11.230404	6.35%	0	2006
	10.000000	10.559781	5.60%	0	2005*

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	21.534320	9.878159	-54.13%	0	2008
	17.518161	21.534320	22.93%	0	2007
	12.437671	17.518161	40.85%	0	2006
	10.000000	12.437671	24.38%	0	2005*

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	21.507456	9.861915	-54.15%	0	2008
	17.503749	21.507456	22.87%	0	2007
	12.433097	17.503749	40.78%	0	2006
	10.000000	12.433097	24.33%	0	2005*

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	11.362577	6.873633	-39.51%	0	2008
	10.663006	11.362577	6.56%	0	2007
	10.350092	10.663006	3.02%	0	2006
	10.000000	10.350092	3.50%	0	2005*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	12.149622	7.844004	-35.44%	0	2008
	11.765191	12.149622	3.27%	0	2007
	10.168693	11.765191	15.70%	0	2006
	10.000000	10.168693	1.69%	0	2005*

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	13.428921	6.904432	-48.59%	0	2008
	13.556062	13.428921	-0.94%	0	2007
	11.436817	13.556062	18.53%	0	2006
	10.000000	11.436817	14.37%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Mid Cap Growth Portfolio: S Class - Q/NQ	14.186695	7.692112	-45.78%	0	2008
	12.095815	14.186695	17.29%	0	2007
	11.005882	12.095815	9.90%	0	2006
	10.000000	11.005882	10.06%	0	2005*

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	11.957744	6.204151	-48.12%	0	2008
	12.089811	11.957744	-1.09%	0	2007
	11.350944	12.089811	6.51%	0	2006
	10.000000	11.350944	13.51%	0	2005*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.860064	8.194417	-16.89%	0	2008
	9.805264	9.860064	0.56%	0	2007
	9.800829	9.805264	0.05%	0	2006
	10.000000	9.800829	-1.99%	0	2005*

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	9.987304	5.802637	-41.90%	0	2008
	10.352572	9.987304	-3.53%	0	2007
	10.244811	10.352572	1.05%	0	2006
	10.000000	10.244811	2.45%	0	2005*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	11.749315	6.829712	-41.87%	0	2008
	11.375507	11.749315	3.29%	0	2007
	10.420215	11.375507	9.17%	0	2006
	10.000000	10.420215	4.20%	0	2005*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.467543	7.056293	-32.59%	0	2008
	10.275072	10.467543	1.87%	0	2007
	10.000000	10.275072	2.75%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.138646	8.772171	-13.48%	0	2008
	10.257519	10.138646	-1.16%	0	2007
	10.000000	10.257519	2.58%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	11.583241	6.822945	-41.10%	0	2008
	10.552591	11.583241	9.77%	0	2007
	10.000000	10.552591	5.53%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	10.833882	5.801463	-46.45%	0	2008
	10.087564	10.833882	7.40%	0	2007
	10.000000	10.087564	0.88%	0	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	9.625957	5.722887	-40.55%	0	2008
	10.000000	9.625957	-3.74%	0	2007*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	10.289029	7.112541	-30.87%	0	2008
	10.394259	10.289029	-1.01%	0	2007
	9.788131	10.394259	6.19%	0	2006
	10.000000	9.788131	-2.12%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	10.787488	7.445867	-30.98%	0	2008
	10.894254	10.787488	-0.98%	0	2007
	10.259410	10.894254	6.19%	0	2006
	10.000000	10.259410	2.59%	0	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class II - Q/NQ	22.288905	9.000508	-59.62%	0	2008
	15.993978	22.288905	39.36%	0	2007
	12.220435	15.993978	30.88%	0	2006
	10.000000	12.220435	22.20%	0	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class VI - Q/NQ	22.378516	9.050958	-59.56%	0	2008
	16.029730	22.378516	39.61%	0	2007
	12.226124	16.029730	31.11%	0	2006
	10.000000	12.226124	22.26%	0	2005*

NVIT Gartmore NVIT Global Utilities Fund: Class II - Q/NQ	15.291113	9.810040	-35.84%	0	2008
	13.269569	15.291113	15.23%	0	2007
	10.063838	13.269569	31.85%	0	2006
	10.000000	10.063838	0.64%	0	2005*

NVIT Gartmore NVIT International Equity Fund: Class VI - Q/NQ	10.000000	5.359522	-46.40%	0	2008*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ	10.000000	5.015202	-49.85%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	10.000000	6.009971	-39.90%	0	2008*

NVIT NVIT Cardinal SM Aggressive Fund: Class II - Q/NQ	10.000000	6.240245	-37.60%	0	2008*

NVIT NVIT Cardinal SM Balanced Fund: Class II - Q/NQ	10.000000	7.774155	-22.26%	0	2008*

NVIT NVIT Cardinal SM Capital Appreciation Fund: Class II - Q/NQ	10.000000	7.065116	-29.35%	0	2008*

NVIT NVIT Cardinal SM Conservative Fund: Class II - Q/NQ	10.000000	8.903531	-10.96%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinal SM Moderate Fund: Class II - Q/NQ	10.000000	7.416418	-25.84%	0	2008*

NVIT NVIT Cardinal SM Moderately Aggressive Fund: Class II - Q/NQ	10.000000	6.708660	-32.91%	0	2008*

NVIT NVIT Cardinal SM Moderately Conservative Fund: Class II - Q/NQ	10.000000	8.147223	-18.53%	0	2008*

NVIT NVIT Core Bond Fund: Class II - Q/NQ	10.000000	9.656771	-3.43%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	10.000000	9.662503	-3.37%	0	2008*

NVIT NVIT Global Financial Services Fund: Class II - Q/NQ	11.843899	6.100114	-48.50%	0	2008
	12.516861	11.843899	-5.38%	0	2007
	10.856381	12.516861	15.29%	0	2006
	10.000000	10.856381	8.56%	0	2005*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	10.129350	10.474970	3.41%	0	2008
	9.848638	10.129350	2.85%	0	2007
	9.926178	9.848638	-0.78%	0	2006
	10.000000	9.926178	-0.74%	0	2005*

NVIT NVIT Health Sciences Fund: Class II - Q/NQ	11.153713	7.987384	-28.39%	0	2008
	10.290881	11.153713	8.38%	0	2007
	10.463935	10.290881	-1.65%	0	2006
	10.000000	10.463935	4.64%	0	2005*

NVIT NVIT Health Sciences Fund: Class VI - Q/NQ	11.172274	7.995929	-28.43%	0	2008
	10.303251	11.172274	8.43%	0	2007
	10.478187	10.303251	-1.67%	0	2006
	10.000000	10.478187	4.78%	0	2005*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	11.202464	6.119671	-45.37%	0	2008
	10.670052	11.202464	4.99%	0	2007
	10.000000	10.670052	6.70%	0	2006*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	10.262115	9.258190	-9.78%	0	2008
	10.146075	10.262115	1.14%	0	2007
	9.954030	10.146075	1.93%	0	2006
	10.000000	9.954030	-0.46%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	10.658842	8.692882	-18.44%	0	2008
	10.490685	10.658842	1.60%	0	2007
	10.077709	10.490685	4.10%	0	2006
	10.000000	10.077709	0.78%	0	2005*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	11.045700	8.143833	-26.27%	0	2008
	10.892045	11.045700	1.41%	0	2007
	10.187916	10.892045	6.91%	0	2006
	10.000000	10.187916	1.88%	0	2005*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	11.591408	7.634078	-34.14%	0	2008
	11.377315	11.591408	1.88%	0	2007
	10.345640	11.377315	9.97%	0	2006
	10.000000	10.345640	3.46%	0	2005*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	11.921034	7.227103	-39.38%	0	2008
	11.722073	11.921034	1.70%	0	2007
	10.446845	11.722073	12.21%	0	2006
	10.000000	10.446845	4.47%	0	2005*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	11.808442	7.201846	-39.01%	0	2008
	11.438494	11.808442	3.23%	0	2007
	10.841647	11.438494	5.51%	0	2006
	10.000000	10.841647	8.42%	0	2005*

NVIT NVIT Money Market Fund: Class I - Q/NQ	9.969932	9.767697	-2.03%	0	2008
	9.912588	9.969932	0.58%	0	2007
	9.877003	9.912588	0.36%	0	2006
	10.000000	9.877003	-1.23%	0	2005*

NVIT NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ	10.000000	5.959402	-40.41%	0	2008*

NVIT NVIT Multi-Manager International Value Fund: Class II - Q/NQ	12.311775	6.325091	-48.63%	0	2008
	12.489482	12.311775	-1.42%	0	2007
	10.627466	12.489482	17.52%	0	2006
	10.000000	10.627466	6.27%	0	2005*

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	12.312797	6.328839	-48.60%	0	2008
	12.491755	12.312797	-1.43%	0	2007
	10.629058	12.491755	17.52%	0	2006
	10.000000	10.629058	6.29%	0	2005*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	10.000000	6.189205	-38.11%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	10.000000	6.177491	-38.23%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	10.000000	6.101154	-38.99%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	10.000000	6.575806	-34.24%	0	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ	11.327574	5.813183	-48.68%	0	2008
	10.778195	11.327574	5.10%	0	2007
	10.900800	10.778195	-1.12%	0	2006
	10.000000	10.900800	9.01%	0	2005*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	10.200796	6.629055	-35.01%	0	2008
	11.456667	10.200796	-10.96%	0	2007
	10.190434	11.456667	12.43%	0	2006
	10.000000	10.190434	1.90%	0	2005*

NVIT NVIT Multi-Manager Small Company Fund: Class II - Q/NQ	11.366015	6.725677	-40.83%	0	2008
	11.622167	11.366015	-2.20%	0	2007
	10.832114	11.622167	7.29%	0	2006
	10.000000	10.832114	8.32%	0	2005*

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	9.940735	7.892875	-20.60%	0	2008
	9.899326	9.940735	0.42%	0	2007
	9.834776	9.899326	0.66%	0	2006
	10.000000	9.834776	-1.65%	0	2005*

NVIT NVIT Nationwide Fund: Class II - Q/NQ	11.629954	6.518247	-43.95%	0	2008
	11.230722	11.629954	3.55%	0	2007
	10.314986	11.230722	8.88%	0	2006
	10.000000	10.314986	3.15%	0	2005*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.000000	9.676363	-3.24%	0	2008*

NVIT NVIT Technology and Communications Fund: Class II - Q/NQ	13.266200	6.521292	-50.84%	0	2008
	11.518285	13.266200	15.18%	0	2007
	10.839568	11.518285	6.26%	0	2006
	10.000000	10.839568	8.40%	0	2005*

NVIT NVIT Technology and Communications Fund: Class VI - Q/NQ	13.279475	6.525278	-50.86%	0	2008
	11.538781	13.279475	15.09%	0	2007
	10.807989	11.538781	6.76%	0	2006
	10.000000	10.807989	8.08%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT U.S. Growth Leaders Fund: Class II - Q/NQ	12.073277	6.783073	-43.82%	0	2008
	10.300806	12.073277	17.21%	0	2007
	10.783430	10.300806	-4.48%	0	2006
	10.000000	10.783430	7.83%	0	2005*

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	10.489999	6.321602	-39.74%	0	2008
	11.222123	10.489999	-6.52%	0	2007
	10.114519	11.222123	10.95%	0	2006
	10.000000	10.114519	1.15%	0	2005*

NVIT Van Kampen NVIT Real Estate Fund: Class II - Q/NQ	10.000000	5.480973	-45.19%	0	2008*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	11.620880	6.061253	-47.84%	0	2008
	10.633971	11.620880	9.28%	0	2007
	10.285764	10.633971	3.39%	0	2006
	10.000000	10.285764	2.86%	0	2005*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	12.919452	7.399874	-42.72%	0	2008
	12.689129	12.919452	1.82%	0	2007
	11.260950	12.689129	12.68%	0	2006
	10.000000	11.260950	12.61%	0	2005*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	12.918942	7.397597	-42.74%	0	2008
	12.691337	12.918942	1.79%	0	2007
	11.259507	12.691337	12.72%	0	2006
	10.000000	11.259507	12.60%	0	2005*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	9.389089	1.925800	-79.49%	0	2008
	10.000000	9.389089	-6.11%	0	2007*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	9.764768	2.008222	-79.43%	0	2008
	10.221868	9.764768	-4.47%	0	2007
	9.747236	10.221868	4.87%	0	2006
	10.000000	9.747236	-2.53%	0	2005*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	11.319872	6.668942	-41.09%	0	2008
	11.324046	11.319872	-0.04%	0	2007
	10.277649	11.324046	10.18%	0	2006
	10.000000	10.277649	2.78%	0	2005*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ	11.210725	6.671493	-40.49%	0	2008
	11.845457	11.210725	-5.36%	0	2007
	10.760370	11.845457	10.08%	0	2006
	10.000000	10.760370	7.60%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB - Q/NQ	10.175283	5.987641	-41.16%	0	2008
	11.283163	10.175283	-9.82%	0	2007
	10.138693	11.283163	11.29%	0	2006
	10.000000	10.138693	1.39%	0	2005*

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	13.684428	7.362380	-46.20%	0	2008
	13.156966	13.684428	4.01%	0	2007
	10.729303	13.156966	22.63%	0	2006
	10.000000	10.729303	7.29%	0	2005*

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	10.757406	6.502188	-39.56%	0	2008
	10.621791	10.757406	1.28%	0	2007
	10.492851	10.621791	1.23%	0	2006
	10.000000	10.492851	4.93%	0	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	12.480961	6.870652	-44.95%	0	2008
	11.560084	12.480961	7.97%	0	2007
	11.013029	11.560084	4.97%	0	2006
	10.000000	11.013029	10.13%	0	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	11.662380	7.134903	-38.82%	0	2008
	11.793712	11.662380	-1.11%	0	2007
	10.352976	11.793712	13.92%	0	2006
	10.000000	10.352976	3.53%	0	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	9.943139	9.670033	-2.75%	0	2008
	9.845078	9.943139	1.00%	0	2007
	9.857327	9.845078	-0.12%	0	2006
	10.000000	9.857327	-1.43%	0	2005*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.014011	8.608228	-14.04%	0	2008
	9.916076	10.014011	0.99%	0	2007
	9.972948	9.916076	-0.57%	0	2006
	10.000000	9.972948	-0.27%	0	2005*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	11.551885	9.428391	-18.38%	0	2008
	11.312449	11.551885	2.12%	0	2007
	10.633639	11.312449	6.38%	0	2006
	10.000000	10.633639	6.34%	0	2005*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	12.200365	7.253843	-40.54%	0	2008
	15.366032	12.200365	-20.60%	0	2007
	11.624902	15.366032	32.18%	0	2006
	10.000000	11.624902	16.25%	0	2005*

Maximum Contract Options Elected (Total 4.10%)
(Variable account charges of 4.10% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	10.732455	4.949483	-53.88%	0	2008
	11.043306	10.732455	-2.81%	0	2007

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	11.566409	6.363340	-44.98%	0	2008
	10.796868	11.566409	7.13%	0	2007

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	12.550114	6.362595	-49.30%	0	2008
	11.840697	12.550114	5.99%	0	2007

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	11.248471	6.396749	-43.13%	0	2008
	11.188244	11.248471	0.54%	0	2007

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	11.138422	6.862564	-38.39%	0	2008
	11.442543	11.138422	-2.66%	0	2007

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	10.781936	6.748337	-37.41%	0	2008
	11.294518	10.781936	-4.54%	0	2007

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II - Q/NQ	14.756953	7.797016	-47.16%	0	2008
	13.052399	14.756953	13.06%	0	2007

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV - Q/NQ	14.751661	7.786880	-47.21%	0	2008
	13.049714	14.751661	13.04%	0	2007

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	11.863752	8.588252	-27.61%	0	2008
	12.681506	11.863752	-6.45%	0	2007

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II - Q/NQ	10.870650	6.082571	-44.05%	0	2008
	9.382343	10.870650	15.86%	0	2007

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	10.444320	7.330871	-29.81%	0	2008
	11.504230	10.444320	-9.21%	0	2007

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class II - Q/NQ	15.566089	7.655003	-50.82%	0	2008
	11.635248	15.566089	33.78%	0	2007

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	9.991927	9.430028	-5.62%	0	2008
	9.517855	9.991927	4.98%	0	2007

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	10.845183	7.184632	-33.75%	0	2008
	11.386174	10.845183	-4.75%	0	2007

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	11.280668	6.780092	-39.90%	0	2008
	11.206285	11.280668	0.66%	0	2007

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	11.257329	7.586564	-32.61%	0	2008
	10.988378	11.257329	2.45%	0	2007

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares - Q/NQ	8.779538	5.238787	-40.33%	0	2008
	10.321496	8.779538	-14.94%	0	2007

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	9.771627	6.187981	-36.67%	0	2008
	11.307045	9.771627	-13.58%	0	2007

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	11.450355	7.722575	-32.56%	0	2008
	10.892392	11.450355	5.12%	0	2007

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	9.549861	9.079128	-4.93%	0	2008
	10.110721	9.549861	-5.55%	0	2007

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	9.761390	8.654108	-11.34%	0	2008
	9.683256	9.761390	0.81%	0	2007

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	13.381784	7.353707	-45.05%	0	2008
	11.898166	13.381784	12.47%	0	2007

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	20.530483	8.975755	-56.28%	0	2008
	14.702442	20.530483	39.64%	0	2007

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	11.392739	6.247336	-45.16%	0	2008
	11.733282	11.392739	-2.90%	0	2007

Fidelity Variable Insurance Products Fund - VIP Freedom 2010 Portfolio: Service Class 2 - Q/NQ	11.472610	8.232710	-28.24%	0	2008
	11.036248	11.472610	3.95%	0	2007

Fidelity Variable Insurance Products Fund - VIP Freedom 2020 Portfolio: Service Class 2 - Q/NQ	12.201923	7.862857	-35.56%	0	2008
	11.572919	12.201923	5.44%	0	2007

Fidelity Variable Insurance Products Fund - VIP Freedom 2030 Portfolio: Service Class 2 - Q/NQ	12.695769	7.527019	-40.71%	0	2008
	11.920663	12.695769	6.50%	0	2007

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	12.886277	6.510745	-49.48%	0	2008
	10.611104	12.886277	21.44%	0	2007

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	9.761158	9.036897	-7.42%	0	2008
	9.781248	9.761158	-0.21%	0	2007

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	13.271420	7.685707	-42.09%	0	2008
	12.001147	13.271420	10.58%	0	2007

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	14.530936	7.808457	-46.26%	0	2008
	12.947582	14.530936	12.23%	0	2007

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	14.527492	7.808606	-46.25%	0	2008
	12.943730	14.527492	12.24%	0	2007

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	11.549638	5.394793	-53.29%	0	2008
	11.424548	11.549638	1.09%	0	2007

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.852734	7.320826	-32.54%	0	2008
	10.909399	10.852734	-0.52%	0	2007

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	10.503405	7.342474	-30.09%	0	2008
	11.257621	10.503405	-6.70%	0	2007

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	10.863949	6.977935	-35.77%	0	2008
	11.607434	10.863949	-6.41%	0	2007

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	10.000000	6.472506	-35.27%	0	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	18.891476	8.573325	-54.62%	0	2008
	15.309775	18.891476	23.39%	0	2007

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	10.852734	7.320826	-32.54%	0	2008
	10.909399	10.852734	-0.52%	0	2007

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	13.518579	7.727061	-42.84%	0	2008
	12.213159	13.518579	10.69%	0	2007

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	11.073181	11.278311	1.85%	0	2008
	10.401544	11.073181	6.46%	0	2007

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	11.721192	9.435083	-19.50%	0	2008
	11.084685	11.721192	5.74%	0	2007

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	15.305066	8.172956	-46.60%	0	2008
	11.682709	15.305066	31.01%	0	2007

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	11.405713	6.973274	-38.86%	0	2008
	11.208671	11.405713	1.76%	0	2007

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	21.470168	9.838426	-54.18%	0	2008
	17.484266	21.470168	22.80%	0	2007

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	21.443365	9.822246	-54.19%	0	2008
	17.469877	21.443365	22.74%	0	2007

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	11.328671	6.845961	-39.57%	0	2008
	10.642346	11.328671	6.45%	0	2007

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	12.113398	7.812445	-35.51%	0	2008
	11.742411	12.113398	3.16%	0	2007

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	13.391684	6.878096	-48.64%	0	2008
	13.532641	13.391684	-1.04%	0	2007

Neuberger Berman Advisers Management Trust - AMT Mid Cap Growth Portfolio: S Class - Q/NQ	14.144386	7.661162	-45.84%	0	2008
	12.072381	14.144386	17.16%	0	2007

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	11.924560	6.180466	-48.17%	0	2008
	12.068918	11.924560	-1.20%	0	2007

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.830641	8.161452	-16.98%	0	2008
	9.786264	9.830641	0.45%	0	2007

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	9.957515	5.779286	-41.96%	0	2008
	10.332525	9.957515	-3.63%	0	2007

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	11.714261	6.802220	-41.93%	0	2008
	11.353463	11.714261	3.18%	0	2007

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.449352	7.036680	-32.66%	0	2008
	10.267967	10.449352	1.77%	0	2007

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.121040	8.747803	-13.57%	0	2008
	10.250425	10.121040	-1.26%	0	2007

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	11.563115	6.803973	-41.16%	0	2008
	10.545302	11.563115	9.65%	0	2007

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	10.815046	5.785321	-46.51%	0	2008
	10.080591	10.815046	7.29%	0	2007

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	9.619249	5.712927	-40.61%	0	2008
	10.000000	9.619249	-3.81%	0	2007

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	10.258347	7.083938	-30.94%	0	2008
	10.374129	10.258347	-1.12%	0	2007

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	10.757548	7.417455	-31.05%	0	2008
	10.875415	10.757548	-1.08%	0	2007

NVIT Gartmore NVIT Emerging Markets Fund: Class II - Q/NQ	22.222498	8.964301	-59.66%	0	2008
	15.963018	22.222498	39.21%	0	2007

NVIT Gartmore NVIT Emerging Markets Fund: Class VI - Q/NQ	22.311846	9.014545	-59.60%	0	2008
	15.998711	22.311846	39.46%	0	2007

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Gartmore NVIT Global Utilities Fund: Class II - Q/NQ	15.245549	9.770602	-35.91%	0	2008
	13.243884	15.245549	15.11%	0	2007

NVIT Gartmore NVIT International Equity Fund: Class VI - Q/NQ	10.000000	5.355783	-46.44%	0	2008*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ	10.000000	5.011704	-49.88%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	10.000000	6.005775	-39.94%	0	2008*

NVIT NVIT Cardinal SM Aggressive Fund: Class II - Q/NQ	10.000000	6.235891	-37.64%	0	2008*

NVIT NVIT Cardinal SM Balanced Fund: Class II - Q/NQ	10.000000	7.768744	-22.31%	0	2008*

NVIT NVIT Cardinal SM Capital Appreciation Fund: Class II - Q/NQ	10.000000	7.060197	-29.40%	0	2008*

NVIT NVIT Cardinal SM Conservative Fund: Class II - Q/NQ	10.000000	8.897345	-11.03%	0	2008*

NVIT NVIT Cardinal SM Moderate Fund: Class II - Q/NQ	10.000000	7.411257	-25.89%	0	2008*

NVIT NVIT Cardinal SM Moderately Aggressive Fund: Class II - Q/NQ	10.000000	6.703989	-32.96%	0	2008*

NVIT NVIT Cardinal SM Moderately Conservative Fund: Class II - Q/NQ	10.000000	8.141562	-18.58%	0	2008*

NVIT NVIT Core Bond Fund: Class II - Q/NQ	10.000000	9.650062	-3.50%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	10.000000	9.655792	-3.44%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Global Financial Services Fund: Class II - Q/NQ	11.808599	6.075564	-48.55%	0	2008
	12.492643	11.808599	-5.48%	0	2007

NVIT NVIT Government Bond Fund: Class I - Q/NQ	10.099161	10.432877	3.30%	0	2008
	9.829570	10.099161	2.74%	0	2007

NVIT NVIT Health Sciences Fund: Class II - Q/NQ	11.120450	7.955247	-28.46%	0	2008
	10.270945	11.120450	8.27%	0	2007

NVIT NVIT Health Sciences Fund: Class VI - Q/NQ	11.138956	7.963755	-28.51%	0	2008
	10.283292	11.138956	8.32%	0	2007

NVIT NVIT International Index Fund: Class VIII - Q/NQ	11.183008	6.102665	-45.43%	0	2008
	10.662687	11.183008	4.88%	0	2007

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	10.231520	9.220979	-9.88%	0	2008
	10.126424	10.231520	1.04%	0	2007

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	10.627052	8.657903	-18.53%	0	2008
	10.470367	10.627052	1.50%	0	2007

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	11.012765	8.111085	-26.35%	0	2008
	10.870949	11.012765	1.30%	0	2007

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	11.556835	7.603354	-34.21%	0	2008
	11.355275	11.556835	1.78%	0	2007

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	11.885477	7.198014	-39.44%	0	2008
	11.699372	11.885477	1.59%	0	2007

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	11.773245	7.172877	-39.07%	0	2008
	11.416354	11.773245	3.13%	0	2007

NVIT NVIT Money Market Fund: Class I - Q/NQ	9.939691	9.727923	-2.13%	0	2008
	9.892880	9.939691	0.47%	0	2007

NVIT NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ	10.000000	5.955242	-40.45%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager International Value Fund: Class II - Q/NQ	12.275057	6.299633	-48.68%	0	2008
	12.465294	12.275057	-1.53%	0	2007

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	12.276075	6.303366	-48.65%	0	2008
	12.467564	12.276075	-1.54%	0	2007

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	10.000000	6.184881	-38.15%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	10.000000	6.173186	-38.27%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	10.000000	6.096897	-39.03%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	10.000000	6.571222	-34.29%	0	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ	11.293793	5.789784	-48.73%	0	2008
	10.757329	11.293793	4.99%	0	2007

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	10.170365	6.602366	-35.08%	0	2008
	11.434473	10.170365	-11.06%	0	2007

NVIT NVIT Multi-Manager Small Company Fund: Class II - Q/NQ	11.332114	6.698618	-40.89%	0	2008
	11.599653	11.332114	-2.31%	0	2007

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	9.911086	7.861141	-20.68%	0	2008
	9.880138	9.911086	0.31%	0	2007

NVIT NVIT Nationwide Fund: Class II - Q/NQ	11.595275	6.492027	-44.01%	0	2008
	11.208981	11.595275	3.45%	0	2007

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.000000	9.669637	-3.30%	0	2008*

NVIT NVIT Technology and Communications Fund: Class II - Q/NQ	13.226640	6.495040	-50.89%	0	2008
	11.495974	13.226640	15.05%	0	2007

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Technology and Communications Fund: Class VI - Q/NQ	13.239874	6.499010	-50.91%	0	2008
	11.516425	13.239874	14.97%	0	2007

NVIT NVIT U.S. Growth Leaders Fund: Class II - Q/NQ	12.037275	6.755775	-43.88%	0	2008
	10.280852	12.037275	17.08%	0	2007

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	10.458725	6.296174	-39.80%	0	2008
	11.200389	10.458725	-6.62%	0	2007

NVIT Van Kampen NVIT Real Estate Fund: Class II - Q/NQ	10.000000	5.477141	-45.23%	0	2008*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	11.586227	6.036864	-47.90%	0	2008
	10.613366	11.586227	9.17%	0	2007

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	12.880440	7.367852	-42.80%	0	2008
	12.666783	12.880440	1.69%	0	2007

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	12.880921	7.370101	-42.78%	0	2008
	12.664561	12.880921	1.71%	0	2007

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	9.382545	1.922445	-79.51%	0	2008
	10.000000	9.382545	-6.17%	0	2007*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	9.735654	2.000138	-79.46%	0	2008
	10.202068	9.735654	-4.57%	0	2007

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	11.286119	6.642113	-41.15%	0	2008
	11.302117	11.286119	-0.14%	0	2007

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ	11.177287	6.644643	-40.55%	0	2008
	11.822514	11.177287	-5.46%	0	2007

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB - Q/NQ	10.144926	5.963545	-41.22%	0	2008
	11.261308	10.144926	-9.91%	0	2007

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	13.643606	7.332760	-46.25%	0	2008
	13.131474	13.643606	3.90%	0	2007

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	10.725315	6.476022	-39.62%	0	2008
	10.601210	10.725315	1.17%	0	2007

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	12.446353	6.844447	-45.01%	0	2008
	11.540111	12.446353	7.85%	0	2007

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	11.630018	7.107676	-38.89%	0	2008
	11.773327	11.630018	-1.22%	0	2007

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	9.915553	9.633161	-2.85%	0	2008
	9.828056	9.915553	0.89%	0	2007

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	9.984132	8.573599	-14.13%	0	2008
	9.896856	9.984132	0.88%	0	2007

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	11.517438	9.390473	-18.47%	0	2008
	11.290546	11.517438	2.01%	0	2007

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	12.163984	7.224646	-40.61%	0	2008
	15.336286	12.163984	-20.68%	0	2007

Maximum Contract Options Elected (Total 4.60%)
(Variable account charges of 4.60% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	10.000000	6.49972	-35.00%	0	2008

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	10.000000	7.419305	-25.81%	0	2008

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	10.000000	6.672944	-33.27%	0	2008

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	10.000000	7.65972	-23.40%	0	2008

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	10.000000	6.903505	-30.96%	0	2008

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	10.000000	7.764173	-22.36%	0	2008

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II - Q/NQ

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV - Q/NQ	10.000000	7.338192	-26.62%	0	2008

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	10.000000	7.783269	-22.17%	0	2008

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II - Q/NQ	10.000000	7.412364	-25.88%	0	2008

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	10.000000	8.183916	-18.16%	0	2008

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class II - Q/NQ	10.000000	6.823387	-31.77%	0	2008

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.000000	9.316444	-6.84%	0	2008

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	10.000000	7.282494	-27.18%	0	2008

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	10.000000	7.519297	-24.81%	0	2008

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	10.000000	7.957871	-20.42%	0	2008

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares - Q/NQ	10.000000	6.998618	-30.01%	0	2008

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	10.000000	7.85324	-21.47%	0	2008

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	10.000000	7.779872	-22.20%	0	2008

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	10.000000	9.594562	-4.05%	0	2008

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	10.000000	9.14625	-8.54%	0	2008

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	10.000000	7.258627	-27.41%	0	2008

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	10.000000	6.122007	-38.78%	0	2008

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	10.000000	7.341915	-26.58%	0	2008

Fidelity Variable Insurance Products Fund - VIP Freedom 2010 Portfolio: Service Class 2 - Q/NQ	10.000000	8.28592	-17.14%	0	2008

Fidelity Variable Insurance Products Fund - VIP Freedom 2020 Portfolio: Service Class 2 - Q/NQ	10.000000	7.809393	-21.91%	0	2008

Fidelity Variable Insurance Products Fund - VIP Freedom 2030 Portfolio: Service Class 2 - Q/NQ	10.000000	7.470346	-25.30%	0	2008

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	10.000000	6.893485	-31.07%	0	2008

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	10.000000	9.402029	-5.98%	0	2008

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	10.000000	7.28494	-27.15%	0	2008

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	10.000000	7.534896	-24.65%	0	2008

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	10.000000	7.539364	-24.61%	0	2008

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	10.000000	6.14088	-38.59%	0	2008

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.000000	8.06391	-19.36%	0	2008

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	10.000000	8.040084	-19.60%	0	2008

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	10.000000	6.922563	-30.77%	0	2008

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	10.000000	7.687514	-23.12%	0	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	10.000000	6.968692	-30.31%	0	2008

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	10.000000	7.537161	-24.63%	0	2008

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	10.000000	10.179022	1.79%	0	2008

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	10.000000	8.858371	-11.42%	0	2008

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	10.000000	6.819003	-31.81%	0	2008

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	10.000000	7.578495	-24.22%	0	2008

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	10.000000	6.636627	-33.63%	0	2008

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	10.000000	6.63525	-33.65%	0	2008

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	10.000000	7.245702	-27.54%	0	2008

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	10.000000	7.817303	-21.83%	0	2008

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	10.000000	7.161204	-28.39%	0	2008

Neuberger Berman Advisers Management Trust - AMT Mid Cap Growth Portfolio: S Class - Q/NQ	10.000000	6.965021	-30.35%	0	2008

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	10.000000	6.690569	-33.09%	0	2008

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	10.000000	8.9374	-10.63%	0	2008

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	10.000000	6.941229	-30.59%	0	2008

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	10.000000	7.037286	-29.63%	0	2008

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.000000	7.977449	-20.23%	0	2008

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.000000	9.133718	-8.66%	0	2008

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.000000	7.632454	-23.68%	0	2008

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	10.000000	6.981258	-30.19%	0	2008

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	10.000000	7.499676	-25.00%	0	2008

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	10.000000	7.361313	-26.39%	0	2008

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	10.000000	7.356008	-26.44%	0	2008

NVIT Gartmore NVIT Emerging Markets Fund: Class II - Q/NQ	10.000000	6.561015	-34.39%	0	2008

NVIT Gartmore NVIT Emerging Markets Fund: Class VI - Q/NQ	10.000000	6.565438	-34.35%	0	2008

NVIT Gartmore NVIT Global Utilities Fund: Class II - Q/NQ	10.000000	8.833963	-11.66%	0	2008

NVIT Gartmore NVIT International Equity Fund: Class VI - Q/NQ	10.000000	7.330343	-26.70%	0	2008*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ	10.000000	6.267694	-37.32%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ	10.000000	7.070733	-29.29%	0	2008*

NVIT NVIT Cardinal SM Aggressive Fund: Class II - Q/NQ	10.000000	7.502163	-24.98%	0	2008*

NVIT NVIT Cardinal SM Balanced Fund: Class II - Q/NQ	10.000000	8.569672	-14.30%	0	2008*

NVIT NVIT Cardinal SM Capital Appreciation Fund: Class II - Q/NQ	10.000000	8.091003	-19.09%	0	2008*

NVIT NVIT Cardinal SM Conservative Fund: Class II - Q/NQ	10.000000	9.288276	-7.12%	0	2008*

NVIT NVIT Cardinal SM Moderate Fund: Class II - Q/NQ	10.000000	8.328458	-16.72%	0	2008*

NVIT NVIT Cardinal SM Moderately Aggressive Fund: Class II - Q/NQ	10.000000	7.845742	-21.54%	0	2008*

NVIT NVIT Cardinal SM Moderately Conservative Fund: Class II - Q/NQ	10.000000	8.811621	-11.88%	0	2008*

NVIT NVIT Core Bond Fund: Class II - Q/NQ	10.000000	9.734422	-2.66%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	10.000000	9.812268	-1.88%	0	2008*

NVIT NVIT Global Financial Services Fund: Class II - Q/NQ	10.000000	7.183579	-28.16%	0	2008

NVIT NVIT Government Bond Fund: Class I - Q/NQ	10.000000	10.153441	1.53%	0	2008

NVIT NVIT Health Sciences Fund: Class II - Q/NQ	10.000000	8.218857	-17.81%	0	2008

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Health Sciences Fund: Class VI - Q/NQ	10.000000	8.220417	-17.80%	0	2008

NVIT NVIT International Index Fund: Class VIII - Q/NQ	10.000000	7.559256	-24.41%	0	2008

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	10.000000	9.432456	-5.68%	0	2008

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	10.000000	8.912694	-10.87%	0	2008

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	10.000000	8.431002	-15.69%	0	2008

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	10.000000	7.924726	-20.75%	0	2008

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	10.000000	7.552969	-24.47%	0	2008

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	10.000000	7.079396	-29.21%	0	2008

NVIT NVIT Money Market Fund: Class I - Q/NQ	10.000000	9.886591	-1.13%	0	2008

NVIT NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ	10.000000	7.595805	-24.04%	0	2008*

NVIT NVIT Multi-Manager International Value Fund: Class II - Q/NQ	10.000000	7.302793	-26.97%	0	2008

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	10.000000	7.308434	-26.92%	0	2008

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ	10.000000	7.210056	-27.90%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	10.000000	7.611505	-23.88%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	10.000000	7.079869	-29.20%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	10.000000	7.386908	-26.13%	0	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ	10.000000	7.166491	-28.34%	0	2008

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	10.000000	7.248736	-27.51%	0	2008

NVIT NVIT Multi-Manager Small Company Fund: Class II - Q/NQ	10.000000	7.230914	-27.69%	0	2008

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	10.000000	9.139503	-8.60%	0	2008

NVIT NVIT Nationwide Fund: Class II - Q/NQ	10.000000	6.992827	-30.07%	0	2008

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.000000	9.713392	-2.87%	0	2008*

NVIT NVIT Technology and Communications Fund: Class II - Q/NQ	10.000000	6.962016	-30.38%	0	2008

NVIT NVIT Technology and Communications Fund: Class VI - Q/NQ	10.000000	6.949028	-30.51%	0	2008

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT U.S. Growth Leaders Fund: Class II - Q/NQ	10.000000	7.242591	-27.57%	0	2008

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	10.000000	7.37121	-26.29%	0	2008

NVIT Van Kampen NVIT Real Estate Fund: Class II - Q/NQ	10.000000	6.429655	-35.70%	0	2008*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	10.000000	6.681731	-33.18%	0	2008

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	10.000000	7.454652	-25.45%	0	2008

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	10.000000	7.456555	-25.43%	0	2008

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	10.000000	2.446097	-75.54%	0	2008

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	10.000000	2.453669	-75.46%	0	2008

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	10.000000	7.465502	-25.34%	0	2008

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ	10.000000	6.939074	-30.61%	0	2008

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB - Q/NQ	10.000000	7.711239	-22.89%	0	2008

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	10.000000	7.552053	-24.48%	0	2008

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	10.000000	7.526927	-24.73%	0	2008

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	10.000000	6.958584	-30.41%	0	2008

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	10.000000	7.558908	-24.41%	0	2008

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.000000	9.747106	-2.53%	0	2008

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.000000	9.763756	-2.36%	0	2008

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	10.000000	8.630215	-13.70%	0	2008

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	10.000000	6.355461	-36.45%	0	2008

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and

Contract Owners of Nationwide Variable Account-II:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account-II (comprised of the sub-accounts listed in note 1(b) (collectively, “the Accounts”)) as of December 31, 2008, and the related statements of operations and changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2008, and the results of their operations, changes in contract owners’ equity, and financial highlights for each of the periods indicated herein, in conformity with accounting principles generally accepted in the United States of America.

/s/    KPMG LLP

Columbus, Ohio

March 13, 2009

NATIONWIDE VARIABLE ACCOUNT-2

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2008

Assets:
Investments at fair value:
AIM VIF - Basic Value Fund - Series II (AVBV2)
5,212,420 shares (cost $48,917,184 )	$21,214,549
AIM VIF - Capital Appreciation Fund - Series II (AVCA2)
460,978 shares (cost $11,849,744 )	7,656,845
AIM VIF - Capital Development Fund - Series II (AVCD2)
1,655,514 shares (cost $26,738,693 )	12,813,679
Alger American Balanced Portfolio - Class S (ALBS)
18,357 shares (cost $267,770 )	173,105
Alger American Mid Cap Growth Portfolio - Class S (ALMCS)
39,061 shares (cost $739,485 )	267,961
AllianceBernstein VPS - Growth and Income Portfolio - Class B (ALVGIB)
722,255 shares (cost $16,173,337 )	9,367,650
AllianceBernstein VPS - Small-Mid Cap Value Portfolio - Class B (ALVSVB)
1,200,147 shares (cost $16,978,054 )	11,845,451
American Century VP - Balanced Fund - Class I (ACVB)
8,228,193 shares (cost $53,193,572 )	43,444,861
American Century VP - Capital Appreciation Fund - Class I (ACVCA)
8,884,279 shares (cost $79,499,394 )	70,541,173
American Century VP - Income & Growth Fund - Class I (ACVIG)
3,417,793 shares (cost $23,390,422 )	16,473,763
American Century VP - Income & Growth Fund - Class II (ACVIG2)
1,356,731 shares (cost $9,667,772 )	6,525,875
American Century VP - Inflation Protection Fund - Class II (ACVIP2)
12,225,423 shares (cost $128,116,608 )	121,031,687
American Century VP - International Fund - Class I (ACVI)
4,463,481 shares (cost $30,358,697 )	26,513,075
American Century VP - International Fund - Class II (ACVI2)
273,937 shares (cost $1,943,081 )	1,624,446
American Century VP - International Fund - Class III (ACVI3)
2,589,452 shares (cost $19,841,881 )	15,381,346
American Century VP - International Fund - Class IV (ACVI4)
1,540,253 shares (cost $16,054,265 )	9,133,700
American Century VP - Mid Cap Value Fund - Class I (ACVMV1)
461,411 shares (cost $5,782,098 )	4,512,597
American Century VP - Mid Cap Value Fund - Class II (ACVMV2)
2,834,995 shares (cost $34,716,445 )	27,697,904
American Century VP - Ultra(R) Fund - Class I (ACVU1)
304,794 shares (cost $3,096,536 )	1,847,049
American Century VP - Ultra(R) Fund - Class II (ACVU2)
1,316,055 shares (cost $13,071,253 )	7,883,171
American Century VP - Value Fund - Class I (ACVV)
13,547,320 shares (cost $101,565,607 )	63,401,459
American Century VP - Value Fund - Class II (ACVV2)
15,452,419 shares (cost $111,497,195 )	72,317,320
American Century VP - Vista(SM) Fund - Class I (ACVVS1)
347,595 shares (cost $7,046,087 )	3,743,593
(Continued)

2

NATIONWIDE VARIABLE ACCOUNT-2

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

American Century VP - Vista(SM) Fund - Class II (ACVVS2)
1,169,302 shares (cost $22,931,090 )	$12,523,222
American Funds IS - Growth Fund - Class 1 (AFGF)
264,462 shares (cost $13,292,431 )	8,862,127
American Funds IS - High Income Bond Fund - Class 1 (AFHY)
161,533 shares (cost $1,450,455 )	1,301,959
American Funds IS - U.S. Government/AAA-Rated Securities Fund - Class 1 (AFGC)
123,677 shares (cost $1,480,955 )	1,519,989
Charles Schwab Money Market Portfolio (CHSMM)
25,826,688 shares (cost $25,826,688 )	25,826,688
Credit Suisse Trust - Global Small Cap Portfolio (WVCP)
191,251 shares (cost $1,783,534 )	1,407,606
Credit Suisse Trust - International Focus Portfolio (WIEP)
2,020,595 shares (cost $17,854,062 )	18,528,853
Credit Suisse Trust - Small Cap Core I Portfolio (WSCP)
3,301,194 shares (cost $38,170,206 )	33,375,075
Dreyfus IP - Small Cap Stock Index Portfolio - Service Class (DVSCS)
3,362,022 shares (cost $52,849,158 )	34,830,547
Dreyfus Stock Index Fund, Inc. - Initial Class (DSIF)
10,419,143 shares (cost $267,513,761 )	239,431,910
Dreyfus Stock Index Fund, Inc. - Service Class (DSIFS)
3,204,837 shares (cost $100,501,778 )	73,711,241
Dreyfus VIF - Appreciation Portfolio - Initial Class (DCAP)
873,415 shares (cost $30,255,024 )	25,224,232
Dreyfus VIF - Appreciation Portfolio - Service Class (DCAPS)
644,542 shares (cost $23,182,091 )	18,498,368
Dreyfus VIF - Developing Leaders Portfolio - Service Class (DVDLS)
65,644 shares (cost $2,398,511 )	1,232,134
Dreyfus VIF - Growth and Income Portfolio - Initial Class (DGI)
1,062,081 shares (cost $19,786,390 )	14,093,818
Federated IS - American Leaders Fund II - Service Class (FALFS)
111,294 shares (cost $1,751,100 )	900,368
Federated IS - Capital Appreciation Fund II - Service Class (FCA2S)
388,140 shares (cost $2,250,650 )	1,971,752
Federated IS - Market Opportunity Fund II - Service Class (FVMOS)
895,118 shares (cost $9,213,847 )	8,951,175
Federated IS - Quality Bond Fund II - Primary Class (FQB)
1,170,233 shares (cost $12,846,780 )	11,702,330
Federated IS - Quality Bond Fund II - Service Class (FQBS)
4,850,044 shares (cost $54,026,822 )	48,257,941
Fidelity(R) VIP - Equity-Income Portfolio - Initial Class (FEIP)
27,629,055 shares (cost $632,621,248 )	364,150,944
Fidelity(R) VIP - Equity-Income Portfolio - Service Class 2 (FEI2)
7,223,832 shares (cost $171,353,452 )	93,909,814
Fidelity(R) VIP - Growth Portfolio - Initial Class (FGP)
13,889,266 shares (cost $476,951,638 )	326,814,420
Fidelity(R) VIP - Growth Portfolio - Service Class 2 (FG2)
1,563,479 shares (cost $60,685,892 )	36,444,691
(Continued)

3

NATIONWIDE VARIABLE ACCOUNT-2

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Fidelity(R) VIP - High Income Portfolio - Initial Class (FHIP)
14,183,368 shares (cost $85,776,412 )	$56,166,136
Fidelity(R) VIP - High Income Portfolio - Initial Class R (FHIPR)
3,605,189 shares (cost $17,606,138 )	14,240,496
Fidelity(R) VIP - Overseas Portfolio - Initial Class (FOP)
5,654,215 shares (cost $90,173,862 )	68,811,794
Fidelity(R) VIP - Overseas Portfolio - Initial Class R (FOPR)
2,846,978 shares (cost $53,447,766 )	34,562,318
Fidelity(R) VIP - Overseas Portfolio - Service Class 2 (FO2)
333,860 shares (cost $5,791,957 )	4,029,689
Fidelity(R) VIP - Overseas Portfolio - Service Class 2 R (FO2R)
2,967,427 shares (cost $62,882,671 )	35,549,778
Fidelity(R) VIP II - Asset Manager Portfolio - Initial Class (FAMP)
15,602,059 shares (cost $225,120,055 )	160,857,228
Fidelity(R) VIP II - Contrafund(R) Portfolio - Initial Class (FCP)
21,638,693 shares (cost $522,447,095 )	333,019,479
Fidelity(R) VIP II - Contrafund(R) Portfolio - Service Class 2 (FC2)
13,338,752 shares (cost $387,396,721 )	201,948,705
Fidelity(R) VIP II - Investment Grade Bond Portfolio - Service Class (FIGBS)
1,590,264 shares (cost $19,646,439 )	18,685,601
Fidelity(R) VIP II - Investment Grade Bond Portfolio - Service Class 2 (FIGBP2)
34,886,019 shares (cost $427,647,761 )	405,375,543
Fidelity(R) VIP III - Growth Opportunities Portfolio - Initial Class (FGOP)
1,141,590 shares (cost $16,493,618 )	11,404,486
Fidelity(R) VIP III - Mid Cap Portfolio - Service Class (FMCS)
743,626 shares (cost $23,271,344 )	13,630,661
Fidelity(R) VIP III - Mid Cap Portfolio - Service Class 2 (FMC2)
7,326,245 shares (cost $227,928,256 )	132,751,563
Fidelity(R) VIP III - Value Strategies Portfolio - Service Class (FVSS)
981,012 shares (cost $11,385,291 )	4,826,577
Fidelity(R) VIP III - Value Strategies Portfolio - Service Class 2 (FVSS2)
1,786,762 shares (cost $20,672,695 )	8,862,338
Fidelity(R) VIP IV - Energy Portfolio - Service Class 2 (FNRS2)
4,806,564 shares (cost $110,920,829 )	54,794,826
Fidelity(R) VIP IV - Freedom Fund 2010 Portfolio - Service Class (FF10S)
548,687 shares (cost $6,194,150 )	4,515,690
Fidelity(R) VIP IV - Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)
5,070,704 shares (cost $56,575,696 )	41,630,483
Fidelity(R) VIP IV - Freedom Fund 2020 Portfolio - Service Class (FF20S)
706,887 shares (cost $8,016,471 )	5,443,033
Fidelity(R) VIP IV - Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)
7,805,810 shares (cost $89,898,406 )	60,026,682
Fidelity(R) VIP IV - Freedom Fund 2030 Portfolio - Service Class (FF30S)
478,221 shares (cost $5,506,020 )	3,404,934
Fidelity(R) VIP IV - Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)
1,882,187 shares (cost $21,628,898 )	13,382,353
Franklin Templeton VIP - Developing Markets Securities Fund - Class 3 (FTVDM3)
3,409,211 shares (cost $45,646,711 )	20,523,451
(Continued)

4

NATIONWIDE VARIABLE ACCOUNT-2

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Franklin Templeton VIP - Foreign Securities Fund - Class 2 (TIF2)
461,920 shares (cost $6,388,492 )	$4,970,258
Franklin Templeton VIP - Foreign Securities Fund - Class 3 (TIF3)
23,118,167 shares (cost $409,999,759 )	247,364,385
Franklin Templeton VIP - Founding Funds Allocation Fund - Class 2 (FTVFA2)
536,542 shares (cost $4,030,450 )	3,010,002
Franklin Templeton VIP - Global Income Securities Fund - Class 3 (FTVGI3)
4,227,749 shares (cost $70,232,032 )	72,252,229
Franklin Templeton VIP - Income Securities Fund - Class 2 (FTVIS2)
7,395,440 shares (cost $127,507,730 )	83,864,290
Franklin Templeton VIP - Rising Dividends Securities Fund - Class 2 (FTVRD2)
5,045,793 shares (cost $88,530,111 )	69,228,283
Franklin Templeton VIP - Small Cap Value Securities Fund - Class 2 (FTVSV2)
4,929,201 shares (cost $82,622,314 )	52,003,074
Janus Aspen Series - Balanced Portfolio - Service Class (JABS)
447,559 shares (cost $12,197,658 )	10,629,533
Janus Aspen Series - Forty Portfolio - Service Class (JACAS)
2,763,239 shares (cost $94,567,522 )	62,780,788
Janus Aspen Series - Global Technology Portfolio - Service Class (JAGTS)
587,892 shares (cost $2,070,873 )	1,704,887
Janus Aspen Series - Global Technology Portfolio - Service II Class (JAGTS2)
923,070 shares (cost $3,859,284 )	2,732,289
Janus Aspen Series - INTECH Risk Managed Core Portfolio - Service Class (JARLCS)
455,168 shares (cost $5,723,239 )	3,604,932
Janus Aspen Series - International Growth Portfolio - Service Class (JAIGS)
246,146 shares (cost $7,251,137 )	6,402,246
Janus Aspen Series - International Growth Portfolio - Service II Class (JAIGS2)
4,333,707 shares (cost $230,118,727 )	113,326,431
JPMorgan Series Trust II - Mid Cap Value Portfolio (JPMCVP)
325,844 shares (cost $9,167,233 )	6,164,963
Lehman Brothers AMT - Short Duration Bond Portfolio - I Class (AMTB)
33,233,291 shares (cost $426,317,154 )	355,928,547
MFS(R) VIT - Investors Growth Stock Series - Service Class (MIGSC)
1,672,354 shares (cost $15,296,267 )	11,622,860
MFS(R) VIT - Value Series - Service Class (MVFSC)
7,412,844 shares (cost $102,344,805 )	71,682,205
MTB Large Cap Growth Fund II (VFLG2)
95,645 shares (cost $946,738 )	641,778
MTB Large Cap Value Fund II (VFLV2)
131,890 shares (cost $1,456,788 )	912,676
MTB Managed Allocation Fund - Aggressive Growth II (MBVAG2)
28,703 shares (cost $306,244 )	166,479
MTB Managed Allocation Fund - Conservative Growth II (MBVCG2)
24,991 shares (cost $242,967 )	198,928
MTB Managed Allocation Fund - Moderate Growth II (VFMG2)
735,069 shares (cost $7,514,758 )	5,101,378
Nationwide VIT - American Funds Asset Allocation Fund - Class II (GVAAA2)
46,856,053 shares (cost $837,368,040 )	609,597,253
(Continued)

5

NATIONWIDE VARIABLE ACCOUNT-2

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Nationwide VIT - American Funds Bond Fund - Class II (GVABD2)
32,206,313 shares (cost $353,552,575 )	$306,926,167
Nationwide VIT - American Funds Global Growth Fund - Class II (GVAGG2)
3,405,350 shares (cost $80,403,322 )	50,875,936
Nationwide VIT - American Funds Growth Fund - Class II (GVAGR2)
2,676,344 shares (cost $173,433,897 )	98,890,894
Nationwide VIT - American Funds Growth-Income Fund - Class II (GVAGI2)
8,587,048 shares (cost $320,630,796 )	225,409,998
Nationwide VIT - Cardinal Aggressive Fund - Class II (NVCRA2)
664,620 shares (cost $5,614,695 )	4,366,556
Nationwide VIT - Cardinal Balanced Fund - Class II (NVCRB2)
17,444,007 shares (cost $157,491,399 )	141,470,897
Nationwide VIT - Cardinal Capital Appreciation Fund - Class II (NVCCA2)
14,825,639 shares (cost $133,296,140 )	110,154,495
Nationwide VIT - Cardinal Conservative Fund - Class II (NVCCN2)
5,176,836 shares (cost $48,930,929 )	47,264,508
Nationwide VIT - Cardinal Moderate Fund - Class II (NVCMD2)
13,490,666 shares (cost $121,777,183 )	104,822,473
Nationwide VIT - Cardinal Moderately Aggressive Fund - Class II (NVCMA2)
13,511,434 shares (cost $118,509,511 )	95,660,953
Nationwide VIT - Cardinal Moderately Conservative Fund - Class II (NVCMC2)
4,666,414 shares (cost $42,816,814 )	39,524,529
Nationwide VIT - Core Bond Fund - Class I (NVCBD1)
43,737 shares (cost $419,538 )	423,809
Nationwide VIT - Core Bond Fund - Class II (NVCBD2)
284,168 shares (cost $2,754,479 )	2,747,909
Nationwide VIT - Federated High Income Bond Fund - Class I (HIBF)
1,708,633 shares (cost $13,418,252 )	8,526,079
Nationwide VIT - Federated High Income Bond Fund - Class III (HIBF3)
6,073,524 shares (cost $42,150,691 )	30,246,147
Nationwide VIT - Gartmore Emerging Markets Fund - Class I (GEM)
69,064 shares (cost $831,522 )	486,903
Nationwide VIT - Gartmore Emerging Markets Fund - Class II (GEM2)
257,910 shares (cost $3,163,797 )	1,800,213
Nationwide VIT - Gartmore Emerging Markets Fund - Class III (GEM3)
4,003,266 shares (cost $63,225,667 )	28,142,963
Nationwide VIT - Gartmore Emerging Markets Fund - Class VI (GEM6)
4,608,461 shares (cost $78,251,371 )	32,397,482
Nationwide VIT - Gartmore Global Utilities Fund - Class II (GVGU2)
51,778 shares (cost $577,195 )	404,387
Nationwide VIT - Gartmore Global Utilities Fund - Class III (GVGU)
661,520 shares (cost $7,969,839 )	5,166,472
Nationwide VIT - Gartmore International Equity Fund - Class I (GIG)
9,826 shares (cost $70,396 )	61,416
Nationwide VIT - Gartmore International Equity Fund - Class III (GIG3)
2,368,605 shares (cost $26,249,237 )	14,827,466
Nationwide VIT - Gartmore International Equity Fund - Class VI (NVIE6)
445,011 shares (cost $4,160,344 )	2,781,321
(Continued)

6

NATIONWIDE VARIABLE ACCOUNT-2

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Nationwide VIT - Gartmore Worldwide Leaders Fund - Class III (GEF3)
332,799 shares (cost $5,207,686 )	$2,748,922
Nationwide VIT - Global Financial Services Fund - Class II (GVGF2)
109,120 shares (cost $1,318,440 )	623,077
Nationwide VIT - Global Financial Services Fund - Class III (GVGFS)
359,132 shares (cost $3,544,935 )	2,057,824
Nationwide VIT - Government Bond Fund - Class I (GBF)
59,147,274 shares (cost $687,519,241 )	710,358,758
Nationwide VIT - Growth Fund - Class I (CAF)
3,509,630 shares (cost $31,802,787 )	31,095,325
Nationwide VIT - Health Sciences Fund - Class II (GVGH2)
168,086 shares (cost $1,746,079 )	1,341,323
Nationwide VIT - Health Sciences Fund - Class III (GVGHS)
557,899 shares (cost $6,004,362 )	4,518,986
Nationwide VIT - Health Sciences Fund - Class VI (GVGH6)
1,892,671 shares (cost $20,572,082 )	15,217,074
Nationwide VIT - International Index Fund - Class VIII (GVIX8)
1,008,585 shares (cost $10,919,537 )	6,515,461
Nationwide VIT - Investor Destinations Aggressive Fund - Class II (GVIDA)
49,443,261 shares (cost $554,269,798 )	340,664,071
Nationwide VIT - Investor Destinations Conservative Fund - Class II (GVIDC)
20,948,305 shares (cost $212,906,891 )	194,190,791
Nationwide VIT - Investor Destinations Moderate Fund - Class II (GVIDM)
204,023,937 shares (cost $2,323,051,563 )	1,726,042,509
Nationwide VIT - Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
152,616,226 shares (cost $1,791,309,957 )	1,214,825,160
Nationwide VIT - Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
54,143,221 shares (cost $588,815,523 )	479,167,509
Nationwide VIT - J.P. Morgan Balanced Fund - Class I (BF)
316,956 shares (cost $3,269,453 )	2,218,689
Nationwide VIT - Lehman Brothers Core Plus Bond Fund - Class II (NVLCP2)
225,108 shares (cost $2,183,134 )	2,199,308
Nationwide VIT - Mid Cap Growth Fund - Class I (SGRF)
288,922 shares (cost $8,493,087 )	5,064,795
Nationwide VIT - Mid Cap Growth Fund - Class II (SGRF2)
1,082,036 shares (cost $29,930,820 )	18,751,676
Nationwide VIT - Mid Cap Index Fund - Class I (MCIF)
6,038,991 shares (cost $106,830,484 )	67,938,645
Nationwide VIT - Money Market Fund - Class I (SAM)
801,478,784 shares (cost $801,478,784 )	801,478,784
Nationwide VIT - Multi-Manager International Growth Fund - Class III (NVMIG3)
225,022 shares (cost $2,098,120 )	1,442,388
Nationwide VIT - Multi-Manager International Growth Fund - Class VI (NVMIG6)
31,840,785 shares (cost $302,750,566 )	203,781,025
Nationwide VIT - Multi-Manager International Value Fund - Class II (GVDIV2)
138,198 shares (cost $1,944,004 )	1,064,125
Nationwide VIT - Multi-Manager International Value Fund - Class III (GVDIV3)
1,227,304 shares (cost $19,252,000 )	9,450,244
(Continued)

7

NATIONWIDE VARIABLE ACCOUNT-2

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Nationwide VIT - Multi-Manager International Value Fund - Class VI (GVDIV6)
15,616,785 shares (cost $249,521,804 )	$119,780,740
Nationwide VIT - Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
4,671 shares (cost $33,288 )	31,486
Nationwide VIT - Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)
93,648 shares (cost $704,460 )	631,187
Nationwide VIT - Multi-Manager Large Cap Value Fund - Class II (NVMLV2)
511,262 shares (cost $3,850,234 )	3,379,440
Nationwide VIT - Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
78,122 shares (cost $722,984 )	515,606
Nationwide VIT - Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)
12,582,482 shares (cost $128,527,628 )	82,918,559
Nationwide VIT - Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
23,933,332 shares (cost $237,456,535 )	169,208,658
Nationwide VIT - Multi-Manager Small Cap Growth Fund - Class I (SCGF)
518,075 shares (cost $8,328,039 )	4,999,423
Nationwide VIT - Multi-Manager Small Cap Growth Fund - Class II (SCGF2)
949,075 shares (cost $15,627,185 )	9,006,724
Nationwide VIT - Multi-Manager Small Cap Value Fund - Class I (SCVF)
5,542,844 shares (cost $65,307,676 )	36,693,627
Nationwide VIT - Multi-Manager Small Cap Value Fund - Class II (SCVF2)
2,610,303 shares (cost $29,692,431 )	17,071,381
Nationwide VIT - Multi-Manager Small Company Fund - Class I (SCF)
7,165,307 shares (cost $146,756,253 )	77,098,708
Nationwide VIT - Multi-Manager Small Company Fund - Class II (SCF2)
5,860,385 shares (cost $123,942,907 )	61,709,853
Nationwide VIT - Nationwide Fund - Class I (TRF)
21,490,112 shares (cost $228,966,624 )	140,115,528
Nationwide VIT - Nationwide Fund - Class II (TRF2)
43,179,868 shares (cost $527,298,112 )	280,669,145
Nationwide VIT - Nationwide Leaders Fund - Class III (GVUSL)
440,602 shares (cost $5,858,451 )	2,855,098
Nationwide VIT - Neuberger Berman Multi-Cap Opportunities Fund - Class I (NVNMO1)
11,790 shares (cost $78,621 )	65,317
Nationwide VIT - Neuberger Berman Multi-Cap Opportunities Fund - Class II (NVNMO2)
153,047 shares (cost $1,132,478 )	843,290
Nationwide VIT - Neuberger Berman Socially Responsible Fund - Class I (NVNSR1)
243,399 shares (cost $2,385,267 )	1,567,489
Nationwide VIT - Neuberger Berman Socially Responsible Fund - Class II (NVNSR2)
39,382,165 shares (cost $387,445,433 )	253,621,140
Nationwide VIT - Short Term Bond Fund - Class II (NVSTB2)
1,632,953 shares (cost $16,106,057 )	15,953,952
Nationwide VIT - Technology and Communications Fund - Class I (GGTC)
60,817 shares (cost $201,425 )	135,623
Nationwide VIT - Technology and Communications Fund - Class II (GGTC2)
269,692 shares (cost $1,016,327 )	593,323
Nationwide VIT - Technology and Communications Fund - Class III (GGTC3)
1,068,459 shares (cost $4,070,027 )	2,404,033
(Continued)

8

NATIONWIDE VARIABLE ACCOUNT-2

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Nationwide VIT - Technology and Communications Fund - Class VI (GGTC6)
2,112,963 shares (cost $9,357,603 )	$4,669,648
Nationwide VIT - U.S. Growth Leaders Fund - Class II (GVUG2)
2,180,317 shares (cost $22,092,064 )	12,820,263
Nationwide VIT - U.S. Growth Leaders Fund - Class III (GVUGL)
467,610 shares (cost $4,969,690 )	2,810,339
Nationwide VIT - Van Kampen Comstock Value Fund - Class II (EIF2)
12,352,037 shares (cost $148,498,842 )	85,970,178
Nationwide VIT - Van Kampen Multi-Sector Bond Fund - Class I (MSBF)
6,870,207 shares (cost $64,959,363 )	50,289,916
Nationwide VIT - Van Kampen Real Estate Fund - Class I (NVRE1)
143,568 shares (cost $1,148,269 )	819,771
Nationwide VIT - Van Kampen Real Estate Fund - Class II (NVRE2)
312,253 shares (cost $2,655,356 )	1,779,840
Neuberger Berman AMT - Growth Portfolio - Class I (AMTG)
6,179,334 shares (cost $59,758,190 )	67,169,355
Neuberger Berman AMT - Guardian Portfolio - Class I (AMGP)
644,482 shares (cost $10,251,806 )	8,023,798
Neuberger Berman AMT - International Portfolio - Class S (AMINS)
1,061,611 shares (cost $13,606,039 )	7,739,145
Neuberger Berman AMT - Mid Cap Growth Portfolio - Class S (AMMCGS)
303,224 shares (cost $6,798,119 )	4,818,226
Neuberger Berman AMT - Partners Portfolio - Class I (AMTP)
10,058,879 shares (cost $136,274,361 )	71,518,630
Neuberger Berman AMT - Regency Portfolio - Class S (AMRS)
897,574 shares (cost $15,616,758 )	8,275,630
Neuberger Berman AMT - Small Cap Growth Portfolio - Class S (AMFAS)
443,962 shares (cost $6,030,244 )	3,707,080
Neuberger Berman AMT - Socially Responsive Portfolio - Class I (AMSRS)
2,582,910 shares (cost $40,391,548 )	24,253,524
Oppenheimer VAF - Balanced Fund - Non-Service Class (OVMS)
6,199,792 shares (cost $94,714,767 )	52,388,239
Oppenheimer VAF - Capital Appreciation Fund - Service Class (OVCAFS)
1,310,402 shares (cost $48,377,277 )	33,310,413
Oppenheimer VAF - Capital Appreciation Fund - Non-Service Class (OVGR)
1,549,971 shares (cost $54,158,177 )	39,787,749
Oppenheimer VAF - Core Bond Fund - Non-Service Class (OVB)
7,468,704 shares (cost $81,798,158 )	48,173,139
Oppenheimer VAF - Global Securities Fund - Class 3 (OVGS3)
2,763,444 shares (cost $80,684,847 )	56,208,455
Oppenheimer VAF - Global Securities Fund - Class 4 (OVGS4)
2,695,053 shares (cost $86,237,083 )	53,981,919
Oppenheimer VAF - Global Securities Fund - Non-Service Class (OVGS)
5,808,119 shares (cost $127,307,892 )	117,382,084
Oppenheimer VAF - Global Securities Fund - Service Class (OVGSS)
472,905 shares (cost $12,930,018 )	9,467,557
Oppenheimer VAF - High Income Fund - Class 3 (OVHI3)
169,958 shares (cost $661,339 )	266,834
(Continued)

9

NATIONWIDE VARIABLE ACCOUNT-2

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Oppenheimer VAF - High Income Fund - Class 4 (OVHI4)
2,616,683 shares (cost $11,187,830 )	$4,160,526
Oppenheimer VAF - High Income Fund - Non-Service Class (OVHI)
32,497 shares (cost $258,585 )	51,346
Oppenheimer VAF - High Income Fund - Service Class (OVHIS)
2,329,212 shares (cost $18,784,030 )	3,680,155
Oppenheimer VAF - Main Street Small Cap Fund(R) - Non-Service Class (OVSC)
248,178 shares (cost $4,448,679 )	2,643,097
Oppenheimer VAF - Main Street Small Cap Fund(R) - Service Class (OVSCS)
9,991,715 shares (cost $179,009,365 )	105,312,675
Oppenheimer VAF - Main Street(R) - Non-Service Class (OVGI)
891,085 shares (cost $18,213,472 )	12,974,205
Oppenheimer VAF - Main Street(R) - Service Class (OVGIS)
18,916,369 shares (cost $447,247,747 )	272,774,035
Oppenheimer VAF - Mid Cap Fund - Non-Service Class (OVAG)
257,858 shares (cost $12,146,744 )	7,101,405
Pioneer VCT - Pioneer Small Cap Value Portfolio - Class I (PISVP1)
94,451 shares (cost $1,453,576 )	646,048
Putnam VT - Growth and Income Fund - Class IB (PVGIB)
298,441 shares (cost $6,800,117 )	3,423,113
Putnam VT - International Equity Fund - Class IB (PVTIGB)
81,517 shares (cost $1,160,725 )	724,683
Putnam VT - Voyager Fund - Class IB (PVTVB)
59,430 shares (cost $1,642,719 )	1,187,410
T. Rowe Price Blue Chip Growth Portfolio - II (TRBCG2)
21,965,035 shares (cost $237,627,913 )	147,165,735
T. Rowe Price Equity Income Portfolio - II (TREI2)
4,211,207 shares (cost $96,314,775 )	60,262,376
T. Rowe Price Limited Term Bond Portfolio - Class II (TRLT2)
9,536,081 shares (cost $47,043,336 )	46,059,270
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)
1,945,514 shares (cost $48,018,029 )	38,637,907
Van Eck Worldwide Insurance Trust - Bond Fund - Class R1 (VWBFR)
696,443 shares (cost $8,072,404 )	8,023,029
Van Eck Worldwide Insurance Trust - Bond Fund - Initial Class (VWBF)
1,336,781 shares (cost $16,002,835 )	15,399,722
Van Eck Worldwide Insurance Trust - Emerging Markets Fund - Class R1 (VWEMR)
1,392,542 shares (cost $23,850,806 )	8,174,223
Van Eck Worldwide Insurance Trust - Emerging Markets Fund - Initial Class (VWEM)
2,072,073 shares (cost $33,104,760 )	12,183,790
Van Eck Worldwide Insurance Trust - Hard Assets Fund - Class R1 (VWHAR)
1,138,763 shares (cost $37,708,690 )	21,340,423
Van Eck Worldwide Insurance Trust - Hard Assets Fund - Initial Class (VWHA)
1,321,785 shares (cost $28,728,389 )	24,783,462
Van Kampen UIF - Core Plus Fixed Income Portfolio - Class I (MSVFI)
302,693 shares (cost $3,392,430 )	2,999,688
Van Kampen UIF - Core Plus Fixed Income Portfolio - Class II (MSVF2)
21,903,915 shares (cost $246,911,911 )	214,877,404
(Continued)

10

NATIONWIDE VARIABLE ACCOUNT-2

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Van Kampen UIF - Emerging Markets Debt Portfolio - Class I (MSEM)
661,629 shares (cost $5,329,983 )	$4,280,738
Van Kampen UIF - Emerging Markets Debt Portfolio - Class II (MSEMB)
204,596 shares (cost $1,670,494 )	1,317,599
Van Kampen UIF - U.S. Real Estate Portfolio - Class I (MSVRE)
7,200,451 shares (cost $127,235,516 )	59,115,702
Van Kampen UIF - U.S. Real Estate Portfolio - Class II (MSVREB)
5,259,741 shares (cost $101,270,810 )	42,814,288
Victory VIF - Diversified Stock Fund - Class A (VYDS)
81,164 shares (cost $920,084 )	564,899
Wells Fargo AVT - Discovery Fund(SM) (SVDF)
2,883,066 shares (cost $32,776,493 )	32,261,513
Wells Fargo AVT - Large Company Growth Fund (WFVLCG)
12,315 shares (cost $107,322 )	77,339
Wells Fargo AVT - Money Market Fund (WFVMM)
218,397 shares (cost $218,397 )	218,397
Wells Fargo AVT - Opportunity Fund(SM) (SVOF)
14,215,961 shares (cost $258,707,214 )	144,434,164
Wells Fargo AVT - Small-Mid Cap Value Fund (WFVSMV)
1,320 shares (cost $12,666 )	6,532
Wells Fargo AVT - Total Return Bond Fund (WFVTRB)
2,407 shares (cost $23,579 )	23,351

Total Investments	16,006,555,754

Total Assets	16,006,555,754

Accounts Payable - Oppenheimer VAF - High Income Fund - Class 3 (OVHI3)	14,094
Other Payables	60,587

Total Accounts Payable	74,681

$16,006,481,073

Contract Owners’ Equity:
Accumulation units	15,999,027,868
Contracts in payout (annuitization) period	7,453,205

Total Contract Owners’ Equity (note 5)	$16,006,481,073

See accompanying notes to financial statements.

11

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

Year Ended December 31, 2008

	Total	AVBV2	AVCA2	AVCD2	ALBS	ALMCS	ALVGIB	ALVSVB

Investment Activity:
Reinvested dividends	$447,742,020	176,477	-	-	-	-	257,206	28,427
Mortality and expense risk charges (note 2)	(321,513,955)	(605,376)	(215,299)	(335,078)	(2,305)	(6,746)	(221,576)	(160,152)

Net investment income (loss)	126,228,065	(428,899)	(215,299)	(335,078)	(2,305)	(6,746)	35,630	(131,725)

Proceeds from mutual fund shares sold	4,395,835,145	7,524,076	4,405,144	5,629,060	142,898	305,665	3,232,576	4,404,800
Cost of mutual fund shares sold	(4,706,263,126)	(8,504,192)	(4,317,664)	(6,478,453)	(147,482)	(454,955)	(4,010,058)	(5,996,936)

Realized gain (loss) on investments	(310,427,981)	(980,116)	87,480	(849,393)	(4,584)	(149,290)	(777,482)	(1,592,136)
Change in unrealized gain (loss) on investments	(8,653,538,654)	(30,516,067)	(6,888,377)	(13,524,418)	(108,519)	(555,854)	(9,465,089)	(5,296,111)

Net gain (loss) on investments	(8,963,966,635)	(31,496,183)	(6,800,897)	(14,373,811)	(113,103)	(705,144)	(10,242,571)	(6,888,247)

Reinvested capital gains	1,250,139,523	6,864,081	-	2,534,704	25,679	214,876	2,653,838	669,521

Net increase (decrease) in contract owners’ equity resulting from operations	$(7,587,599,047)	(25,061,001)	(7,016,196)	(12,174,185)	(89,729)	(497,014)	(7,553,103)	(6,350,451)

	ACVB	ACVCA	ACVIG	ACVIG2	ACVIP2	ACVI	ACVI2	ACVI3

Investment Activity:
Reinvested dividends	$1,523,970	-	514,757	171,351	5,225,514	373,343	18,236	216,961
Mortality and expense risk charges (note 2)	(755,779)	(1,575,013)	(324,672)	(141,549)	(1,737,643)	(589,706)	(39,647)	(341,074)

Net investment income (loss)	768,191	(1,575,013)	190,085	29,802	3,487,871	(216,363)	(21,411)	(124,113)

Proceeds from mutual fund shares sold	13,414,938	23,447,660	6,347,053	2,104,262	19,313,156	10,016,528	471,880	5,453,359
Cost of mutual fund shares sold	(14,519,729)	(17,974,195)	(6,139,012)	(2,241,395)	(20,163,266)	(7,066,440)	(366,223)	(3,611,932)

Realized gain (loss) on investments	(1,104,791)	5,473,465	208,041	(137,133)	(850,110)	2,950,088	105,657	1,841,427
Change in unrealized gain (loss) on investments	(17,216,134)	(82,357,794)	(13,619,377)	(5,069,288)	(8,364,625)	(31,398,271)	(1,847,797)	(18,705,807)

Net gain (loss) on investments	(18,320,925)	(76,884,329)	(13,411,336)	(5,206,421)	(9,214,735)	(28,448,183)	(1,742,140)	(16,864,380)

Reinvested capital gains	4,415,765	9,948,547	3,083,841	1,184,600	-	4,385,457	268,891	2,548,520

Net increase (decrease) in contract owners’ equity resulting from operations	$(13,136,969)	(68,510,795)	(10,137,410)	(3,992,019)	(5,726,864)	(24,279,089)	(1,494,660)	(14,439,973)

(Continued)

12

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2008

	ACVI4	ACVMV1	ACVMV2	ACVU1	ACVU2	ACVV	ACVV2	ACVVS1

Investment Activity:
Reinvested dividends	$107,450	5,122	45,028	-	-	2,223,685	1,895,517	-
Mortality and expense risk charges (note 2)	(241,011)	(71,646)	(874,224)	(39,139)	(213,195)	(1,156,910)	(1,336,327)	(102,981)

Net investment income (loss)	(133,561)	(66,524)	(829,196)	(39,139)	(213,195)	1,066,775	559,190	(102,981)

Proceeds from mutual fund shares sold	5,333,115	3,774,646	55,565,172	1,476,117	4,877,285	24,782,147	16,742,643	6,942,332
Cost of mutual fund shares sold	(4,581,687)	(4,628,796)	(62,678,098)	(1,636,127)	(5,200,020)	(29,084,027)	(24,048,008)	(7,738,075)

Realized gain (loss) on investments	751,428	(854,150)	(7,112,926)	(160,010)	(322,735)	(4,301,880)	(7,305,365)	(795,743)
Change in unrealized gain (loss) on investments	(10,985,764)	(803,204)	(5,479,215)	(1,877,650)	(8,385,285)	(35,779,967)	(31,535,146)	(4,296,789)

Net gain (loss) on investments	(10,234,336)	(1,657,354)	(12,592,141)	(2,037,660)	(8,708,020)	(40,081,847)	(38,840,511)	(5,092,532)

Reinvested capital gains	1,584,327	-	-	511,993	2,339,161	11,805,540	10,753,584	440,464

Net increase (decrease) in contract owners’ equity resulting from operations	$(8,783,570)	(1,723,878)	(13,421,337)	(1,564,806)	(6,582,054)	(27,209,532)	(27,527,737)	(4,755,049)

	ACVVS2	AFGF	AFHY	AFGC	CHSMM	WVCP	WIEP	WSCP

Investment Activity:
Reinvested dividends	$-	144,219	52,234	41,270	492,869	41,851	487,593	39,278
Mortality and expense risk charges (note 2)	(412,904)	(178,215)	(11,331)	(17,340)	(238,971)	(31,833)	(389,367)	(659,280)

Net investment income (loss)	(412,904)	(33,996)	40,903	23,930	253,898	10,018	98,226	(620,002)

Proceeds from mutual fund shares sold	22,677,448	1,665,682	2,356,433	361,778	11,086,649	429,988	5,634,016	10,514,159
Cost of mutual fund shares sold	(25,684,210)	(1,868,977)	(2,469,234)	(371,271)	(11,086,649)	(367,555)	(3,814,078)	(7,309,158)

Realized gain (loss) on investments	(3,006,762)	(203,295)	(112,801)	(9,493)	-	62,433	1,819,938	3,205,001
Change in unrealized gain (loss) on investments	(13,687,213)	(8,557,306)	(66,558)	79,800	-	(1,453,797)	(16,519,318)	(22,557,519)

Net gain (loss) on investments	(16,693,975)	(8,760,601)	(179,359)	70,307	-	(1,391,364)	(14,699,380)	(19,352,518)

Reinvested capital gains	1,199,839	1,504,481	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(15,907,040)	(7,290,116)	(138,456)	94,237	253,898	(1,381,346)	(14,601,154)	(19,972,520)

(Continued)

13

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2008

	DVSCS	DSIF	DSIFS	DCAP	DCAPS	DVDLS	DGI	FALFS

Investment Activity:
Reinvested dividends	$374,229	7,365,849	1,807,709	699,169	329,608	11,314	140,053	20,358
Mortality and expense risk charges (note 2)	(672,079)	(4,782,951)	(1,555,674)	(453,625)	(314,316)	(28,695)	(294,572)	(21,313)

Net investment income (loss)	(297,850)	2,582,898	252,035	245,544	15,292	(17,381)	(154,519)	(955)

Proceeds from mutual fund shares sold	11,188,252	71,497,798	17,427,179	7,626,471	2,834,581	875,983	4,727,637	465,607
Cost of mutual fund shares sold	(14,704,446)	(65,841,513)	(16,424,839)	(6,072,604)	(2,702,411)	(1,347,366)	(4,437,735)	(784,608)

Realized gain (loss) on investments	(3,516,194)	5,656,285	1,002,340	1,553,867	132,170	(471,383)	289,902	(319,001)
Change in unrealized gain (loss) on investments	(21,355,555)	(168,144,260)	(47,525,903)	(16,138,718)	(8,439,529)	(569,521)	(13,969,271)	(629,269)

Net gain (loss) on investments	(24,871,749)	(162,487,975)	(46,523,563)	(14,584,851)	(8,307,359)	(1,040,904)	(13,679,369)	(948,270)

Reinvested capital gains	6,476,393	-	-	2,604,428	1,429,961	109,712	2,875,266	395,831

Net increase (decrease) in contract owners’ equity resulting from operations	$(18,693,206)	(159,905,077)	(46,271,528)	(11,734,879)	(6,862,106)	(948,573)	(10,958,622)	(553,394)

	FCA2S	FVMOS	FQB	FQBS	FEIP	FEI2	FGP	FG2

Investment Activity:
Reinvested dividends	$501	111,093	823,035	2,723,008	13,520,111	3,162,974	4,202,077	330,190
Mortality and expense risk charges (note 2)	(40,779)	(177,630)	(196,620)	(901,669)	(7,842,608)	(2,240,307)	(7,298,624)	(1,037,818)

Net investment income (loss)	(40,278)	(66,537)	626,415	1,821,339	5,677,503	922,667	(3,096,547)	(707,628)

Proceeds from mutual fund shares sold	519,205	12,830,670	6,315,579	11,902,363	125,604,888	18,519,390	102,270,059	33,071,497
Cost of mutual fund shares sold	(444,896)	(13,612,696)	(6,731,151)	(12,789,213)	(148,458,442)	(23,671,378)	(140,503,466)	(26,997,423)

Realized gain (loss) on investments	74,309	(782,026)	(415,572)	(886,850)	(22,853,554)	(5,151,988)	(38,233,407)	6,074,074
Change in unrealized gain (loss) on investments	(993,863)	(255,965)	(1,429,335)	(6,204,635)	(291,661,312)	(72,236,312)	(284,292,945)	(42,230,125)

Net gain (loss) on investments	(919,554)	(1,037,991)	(1,844,907)	(7,091,485)	(314,514,866)	(77,388,300)	(322,526,352)	(36,156,051)

Reinvested capital gains	57,519	-	-	-	644,601	147,652	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(902,313)	(1,104,528)	(1,218,492)	(5,270,146)	(308,192,762)	(76,317,981)	(325,622,899)	(36,863,679)

(Continued)

14

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2008

	FHIP	FHIPR	FOP	FOPR	FO2	FO2R	FAMP	FCP

Investment Activity:
Reinvested dividends	$6,392,965	1,131,533	2,696,110	1,357,875	144,518	1,266,324	5,599,880	4,865,263
Mortality and expense risk charges (note 2)	(1,102,090)	(170,847)	(1,468,278)	(744,764)	(93,238)	(863,238)	(3,042,887)	(7,063,948)

Net investment income (loss)	5,290,875	960,686	1,227,832	613,111	51,280	403,086	2,556,993	(2,198,685)

Proceeds from mutual fund shares sold	23,515,084	15,727,951	22,449,593	11,926,410	1,133,309	16,867,784	41,657,376	102,633,649
Cost of mutual fund shares sold	(27,162,258)	(17,491,157)	(16,194,893)	(9,702,379)	(1,045,505)	(16,089,035)	(51,366,599)	(120,450,577)

Realized gain (loss) on investments	(3,647,174)	(1,763,206)	6,254,700	2,224,031	87,804	778,749	(9,709,223)	(17,816,928)
Change in unrealized gain (loss) on investments	(23,167,718)	(2,437,907)	(82,518,425)	(41,003,814)	(4,593,216)	(38,945,580)	(90,964,532)	(275,843,406)

Net gain (loss) on investments	(26,814,892)	(4,201,113)	(76,263,725)	(38,779,783)	(4,505,412)	(38,166,831)	(100,673,755)	(293,660,334)

Reinvested capital gains	-	-	14,196,989	7,179,319	822,369	7,101,800	24,368,853	16,152,805

Net increase (decrease) in contract owners’ equity resulting from operations	$(21,524,017)	(3,240,427)	(60,838,904)	(30,987,353)	(3,631,763)	(30,661,945)	(73,747,909)	(279,706,214)

	FC2	FIGBS	FIGBP2	FGOP	FMCS	FMC2	FVSS	FVSS2

Investment Activity:
Reinvested dividends	$2,348,318	839,218	17,423,006	83,431	67,502	457,024	56,146	79,773
Mortality and expense risk charges (note 2)	(5,119,018)	(266,107)	(7,869,817)	(294,093)	(251,473)	(3,130,085)	(121,423)	(258,694)

Net investment income (loss)	(2,770,700)	573,111	9,553,189	(210,662)	(183,971)	(2,673,061)	(65,277)	(178,921)

Proceeds from mutual fund shares sold	58,638,626	5,046,514	91,985,673	6,061,528	3,768,025	35,204,637	3,153,067	4,764,307
Cost of mutual fund shares sold	(71,448,941)	(5,239,960)	(96,164,804)	(4,289,076)	(5,115,340)	(41,031,970)	(5,040,428)	(7,081,859)

Realized gain (loss) on investments	(12,810,315)	(193,446)	(4,179,131)	1,772,452	(1,347,315)	(5,827,333)	(1,887,361)	(2,317,552)
Change in unrealized gain (loss) on investments	(165,897,358)	(1,327,820)	(29,568,921)	(17,621,870)	(10,922,741)	(116,415,162)	(6,183,535)	(11,614,273)

Net gain (loss) on investments	(178,707,673)	(1,521,266)	(33,748,052)	(15,849,418)	(12,270,056)	(122,242,495)	(8,070,896)	(13,931,825)

Reinvested capital gains	9,589,329	16,585	351,270	-	2,951,026	31,427,590	2,098,363	3,632,807

Net increase (decrease) in contract owners’ equity resulting from operations	$(171,889,044)	(931,570)	(23,843,593)	(16,060,080)	(9,503,001)	(93,487,966)	(6,037,810)	(10,477,939)

(Continued)

15

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2008

	FNRS2	FF10S	FF10S2	FF20S	FF20S2	FF30S	FF30S2	FTVDM3

Investment Activity:
Reinvested dividends	$-	153,129	1,356,775	172,602	1,861,102	98,845	379,663	1,105,539
Mortality and expense risk charges (note 2)	(1,737,258)	(71,244)	(898,437)	(81,198)	(1,198,901)	(49,901)	(318,804)	(635,182)

Net investment income (loss)	(1,737,258)	81,885	458,338	91,404	662,201	48,944	60,859	470,357

Proceeds from mutual fund shares sold	31,664,776	2,051,956	4,473,721	1,795,669	9,616,464	608,401	2,027,261	16,174,342
Cost of mutual fund shares sold	(34,466,451)	(2,348,687)	(4,612,073)	(2,069,973)	(9,595,064)	(717,914)	(2,223,158)	(19,181,040)

Realized gain (loss) on investments	(2,801,675)	(296,731)	(138,352)	(274,304)	21,400	(109,513)	(195,897)	(3,006,698)
Change in unrealized gain (loss) on investments	(73,540,004)	(1,585,913)	(16,682,727)	(2,577,127)	(32,866,723)	(2,111,373)	(9,367,301)	(33,613,986)

Net gain (loss) on investments	(76,341,679)	(1,882,644)	(16,821,079)	(2,851,431)	(32,845,323)	(2,220,886)	(9,563,198)	(36,620,684)

Reinvested capital gains	3,709,816	225,333	2,023,856	333,979	3,851,746	293,628	1,294,149	8,020,747

Net increase (decrease) in contract owners’ equity resulting from operations	$(74,369,121)	(1,575,426)	(14,338,885)	(2,426,048)	(28,331,376)	(1,878,314)	(8,208,190)	(28,129,580)

	TIF2	TIF3	FTVFA2	FTVGI3	FTVIS2	FTVRD2	FTVSV2	JABS

Investment Activity:
Reinvested dividends	$193,460	7,795,710	82,967	2,678,428	6,051,679	1,711,186	716,124	308,611
Mortality and expense risk charges (note 2)	(120,910)	(5,371,624)	(21,960)	(1,033,702)	(1,687,562)	(1,551,724)	(1,004,564)	(182,677)

Net investment income (loss)	72,550	2,424,086	61,007	1,644,726	4,364,117	159,462	(288,440)	125,934

Proceeds from mutual fund shares sold	2,062,388	10,555,863	780,737	16,136,659	15,854,124	18,713,607	13,447,274	2,674,199
Cost of mutual fund shares sold	(1,777,077)	(11,018,472)	(1,002,831)	(14,471,676)	(18,788,468)	(18,336,740)	(16,528,982)	(2,366,166)

Realized gain (loss) on investments	285,311	(462,609)	(222,094)	1,664,983	(2,934,344)	376,867	(3,081,708)	308,033
Change in unrealized gain (loss) on investments	(5,172,569)	(195,001,260)	(1,020,448)	(1,226,528)	(43,482,423)	(31,168,994)	(29,546,354)	(3,702,766)

Net gain (loss) on investments	(4,887,258)	(195,463,869)	(1,242,542)	438,455	(46,416,767)	(30,792,127)	(32,628,062)	(3,394,733)

Reinvested capital gains	791,782	30,093,721	82,293	-	2,533,976	738,658	4,959,744	878,177

Net increase (decrease) in contract owners’ equity resulting from operations	$(4,022,926)	(162,946,062)	(1,099,242)	2,083,181	(39,518,674)	(29,894,007)	(27,956,758)	(2,390,622)

(Continued)

16

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2008

	JACAS	JAGTS	JAGTS2	JARLCS	JAIGS	JAIGS2	JPMCVP	AMTB

Investment Activity:
Reinvested dividends	$8,737	2,313	3,853	34,638	326,454	5,410,980	111,752	19,050,351
Mortality and expense risk charges (note 2)	(1,210,982)	(35,720)	(56,820)	(79,386)	(167,635)	(2,997,084)	(130,217)	(7,406,797)

Net investment income (loss)	(1,202,245)	(33,407)	(52,967)	(44,748)	158,819	2,413,896	(18,465)	11,643,554

Proceeds from mutual fund shares sold	14,468,764	442,613	1,150,276	1,475,736	2,578,063	40,244,287	3,644,971	66,619,658
Cost of mutual fund shares sold	(9,021,351)	(404,129)	(1,021,933)	(1,782,051)	(1,377,390)	(39,355,919)	(3,926,981)	(73,536,001)

Realized gain (loss) on investments	5,447,413	38,484	128,343	(306,315)	1,200,673	888,368	(282,010)	(6,916,343)
Change in unrealized gain (loss) on investments	(52,133,402)	(1,494,358)	(2,559,215)	(2,186,695)	(11,032,905)	(164,883,295)	(4,220,454)	(69,873,829)

Net gain (loss) on investments	(46,685,989)	(1,455,874)	(2,430,872)	(2,493,010)	(9,832,232)	(163,994,927)	(4,502,464)	(76,790,172)

Reinvested capital gains	-	-	-	315,293	1,749,821	29,018,198	757,541	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(47,888,234)	(1,489,281)	(2,483,839)	(2,222,465)	(7,923,592)	(132,562,833)	(3,763,388)	(65,146,618)

	MIGSC	MVFSC	VFLG2	VFLV2	MBVAG2	MBVCG2	VFMG2	GVAAA2

Investment Activity:
Reinvested dividends	$52,978	862,726	3,924	16,920	1,431	3,151	90,410	18,149,375
Mortality and expense risk charges (note 2)	(292,812)	(1,351,745)	(13,113)	(19,345)	(4,534)	(1,638)	(101,674)	(9,621,450)

Net investment income (loss)	(239,834)	(489,019)	(9,189)	(2,425)	(3,103)	1,513	(11,264)	8,527,925

Proceeds from mutual fund shares sold	3,647,440	10,380,443	111,313	176,989	147,014	10,794	1,181,167	1,613,457
Cost of mutual fund shares sold	(3,351,235)	(11,240,157)	(125,344)	(212,741)	(156,544)	(11,249)	(1,327,696)	(1,621,883)

Realized gain (loss) on investments	296,205	(859,714)	(14,031)	(35,752)	(9,530)	(455)	(146,529)	(8,426)
Change in unrealized gain (loss) on investments	(8,713,387)	(36,555,708)	(415,411)	(612,992)	(153,303)	(45,297)	2,529,186	(230,496,031)

Net gain (loss) on investments	(8,417,182)	(37,415,422)	(429,442)	(648,744)	(162,833)	(45,752)	2,675,715	(230,504,457)

Reinvested capital gains	884,134	3,527,887	-	-	27,030	5,733	375,196	7,726,101

Net increase (decrease) in contract owners’ equity resulting from operations	$(7,772,882)	(34,376,554)	(438,631)	(651,169)	(138,906)	(38,506)	2,311,783	(214,250,431)

(Continued)

17

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2008

	GVABD2	GVAGG2	GVAGR2	GVAGI2	NVCRA2	NVCRB2	NVCCA2	NVCCN2

Investment Activity:
Reinvested dividends	$16,815,561	1,853,476	2,733,290	5,681,837	49,335	1,449,736	1,197,690	532,103
Mortality and expense risk charges (note 2)	(4,191,922)	(980,045)	(1,983,958)	(3,193,012)	(28,164)	(901,743)	(709,815)	(238,874)

Net investment income (loss)	12,623,639	873,431	749,332	2,488,825	21,171	547,993	487,875	293,229

Proceeds from mutual fund shares sold	13,719,979	5,965,426	4,334,721	-	469,911	-	195,783	3,421,075
Cost of mutual fund shares sold	(14,827,218)	(6,506,611)	(4,797,927)	-	(654,049)	-	(284,386)	(3,710,194)

Realized gain (loss) on investments	(1,107,239)	(541,185)	(463,206)	-	(184,138)	-	(88,603)	(289,119)
Change in unrealized gain (loss) on investments	(42,404,672)	(34,038,519)	(80,329,880)	(92,277,536)	(1,248,138)	(16,020,501)	(23,141,646)	(1,666,421)

Net gain (loss) on investments	(43,511,911)	(34,579,704)	(80,793,086)	(92,277,536)	(1,432,276)	(16,020,501)	(23,230,249)	(1,955,540)

Reinvested capital gains	198,457	2,196,350	7,748,903	65,984	85,124	661,128	1,022,826	78,376

Net increase (decrease) in contract owners’ equity resulting from operations	$(30,689,815)	(31,509,923)	(72,294,851)	(89,722,727)	(1,325,981)	(14,811,380)	(21,719,548)	(1,583,935)

	NVCMD2	NVCMA2	NVCMC2	NVCBD1	NVCBD2	HIBF	HIBF3	GEM

Investment Activity:
Reinvested dividends	$1,092,493	1,031,186	422,518	7,722	46,553	1,127,120	3,246,931	11,343
Mortality and expense risk charges (note 2)	(585,469)	(569,071)	(214,091)	(1,584)	(11,807)	(196,038)	(531,827)	(13,141)

Net investment income (loss)	507,024	462,115	208,427	6,138	34,746	931,082	2,715,104	(1,798)

Proceeds from mutual fund shares sold	-	1,546,379	2,191,385	211,668	201,817	3,664,195	17,915,007	212,330
Cost of mutual fund shares sold	-	(2,108,922)	(2,483,299)	(218,360)	(206,176)	(4,494,196)	(21,012,307)	(123,373)

Realized gain (loss) on investments	-	(562,543)	(291,914)	(6,692)	(4,359)	(830,001)	(3,097,300)	88,957
Change in unrealized gain (loss) on investments	(16,954,710)	(22,848,558)	(3,292,285)	4,272	(6,570)	(3,973,615)	(10,412,486)	(1,048,078)

Net gain (loss) on investments	(16,954,710)	(23,411,101)	(3,584,199)	(2,420)	(10,929)	(4,803,616)	(13,509,786)	(959,121)

Reinvested capital gains	670,143	1,049,798	114,676	-	-	-	-	205,161

Net increase (decrease) in contract owners’ equity resulting from operations	$(15,777,543)	(21,899,188)	(3,261,096)	3,718	23,817	(3,872,534)	(10,794,682)	(755,758)

(Continued)

18

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2008

	GEM2	GEM3	GEM6	GVGU2	GVGU	GIG	GIG3	NVIE6

Investment Activity:
Reinvested dividends	$36,085	685,786	734,189	17,871	241,989	1,327	354,475	34,822
Mortality and expense risk charges (note 2)	(64,994)	(822,992)	(1,159,009)	(10,258)	(111,338)	(1,239)	(373,080)	(21,855)

Net investment income (loss)	(28,909)	(137,206)	(424,820)	7,613	130,651	88	(18,605)	12,967

Proceeds from mutual fund shares sold	1,546,586	26,673,342	34,981,890	279,261	5,987,772	7,766	9,491,559	964,468
Cost of mutual fund shares sold	(1,332,061)	(22,741,715)	(35,703,278)	(267,978)	(7,133,530)	(4,033)	(8,870,134)	(1,639,226)

Realized gain (loss) on investments	214,525	3,931,627	(721,388)	11,283	(1,145,758)	3,733	621,425	(674,758)
Change in unrealized gain (loss) on investments	(4,449,186)	(63,187,446)	(70,764,600)	(305,200)	(2,502,951)	(73,028)	(20,554,644)	(1,379,023)

Net gain (loss) on investments	(4,234,661)	(59,255,819)	(71,485,988)	(293,917)	(3,648,709)	(69,295)	(19,933,219)	(2,053,781)

Reinvested capital gains	894,114	12,320,324	14,918,890	7,334	93,739	14,111	4,015,655	555,554

Net increase (decrease) in contract owners’ equity resulting from operations	$(3,369,456)	(47,072,701)	(56,991,918)	(278,970)	(3,424,319)	(55,096)	(15,936,169)	(1,485,260)

	GEF3	GVGF2	GVGFS	GBF	CAF	GVGH2	GVGHS	GVGH6

Investment Activity:
Reinvested dividends	$32,535	16,933	57,678	28,463,851	125,942	1,740	15,265	4,987
Mortality and expense risk charges (note 2)	(63,578)	(14,763)	(35,242)	(11,044,071)	(610,753)	(25,557)	(75,438)	(252,797)

Net investment income (loss)	(31,043)	2,170	22,436	17,419,780	(484,811)	(23,817)	(60,173)	(247,810)

Proceeds from mutual fund shares sold	2,528,159	172,121	1,380,441	98,483,676	9,586,035	330,893	3,104,909	8,459,717
Cost of mutual fund shares sold	(2,710,257)	(254,323)	(2,407,647)	(104,250,487)	(8,055,470)	(349,182)	(3,554,231)	(9,773,492)

Realized gain (loss) on investments	(182,098)	(82,202)	(1,027,206)	(5,766,811)	1,530,565	(18,289)	(449,322)	(1,313,775)
Change in unrealized gain (loss) on investments	(3,463,851)	(528,767)	(809,971)	27,289,008	(23,224,436)	(622,134)	(2,027,689)	(6,408,550)

Net gain (loss) on investments	(3,645,949)	(610,969)	(1,837,177)	21,522,197	(21,693,871)	(640,423)	(2,477,011)	(7,722,325)

Reinvested capital gains	899,110	-	-	-	-	132,482	509,267	1,634,517

Net increase (decrease) in contract owners’ equity resulting from operations	$(2,777,882)	(608,799)	(1,814,741)	38,941,977	(22,178,682)	(531,758)	(2,027,917)	(6,335,618)

(Continued)

19

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2008

	GVIX8	GVIDA	GVIDC	GVIDM	GVDMA	GVDMC	BF	NVLCP2

Investment Activity:
Reinvested dividends	$172,587	9,925,662	6,126,083	57,505,471	38,299,731	16,231,774	83,664	32,446
Mortality and expense risk charges (note 2)	(146,383)	(9,398,485)	(2,898,247)	(37,150,944)	(26,926,194)	(9,068,109)	(40,306)	(12,073)

Net investment income (loss)	26,204	527,177	3,227,836	20,354,527	11,373,537	7,163,665	43,358	20,373

Proceeds from mutual fund shares sold	4,084,983	56,191,538	26,784,053	70,504,517	60,444,187	28,466,612	1,019,466	250,440
Cost of mutual fund shares sold	(4,557,061)	(54,391,847)	(27,593,811)	(67,754,621)	(55,195,987)	(30,770,305)	(1,175,019)	(259,530)

Realized gain (loss) on investments	(472,078)	1,799,691	(809,758)	2,749,896	5,248,200	(2,303,693)	(155,553)	(9,090)
Change in unrealized gain (loss) on investments	(4,570,675)	(300,876,772)	(19,003,897)	(756,815,995)	(757,715,705)	(123,547,592)	(1,136,182)	16,174

Net gain (loss) on investments	(5,042,753)	(299,077,081)	(19,813,655)	(754,066,099)	(752,467,505)	(125,851,285)	(1,291,735)	7,084

Reinvested capital gains	12,607	81,756,834	3,249,361	176,276,488	160,150,500	26,949,413	340,160	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(5,003,942)	(216,793,070)	(13,336,458)	(557,435,084)	(580,943,468)	(91,738,207)	(908,217)	27,457

	SGRF	SGRF2	MCIF	SAM	NVMIG3	NVMIG6	GVDIV2	GVDIV3

Investment Activity:
Reinvested dividends	$-	-	1,277,400	14,087,146	1,466	-	28,070	296,582
Mortality and expense risk charges (note 2)	(123,059)	(2,479,111)	(1,473,783)	(10,690,744)	(11,628)	(2,147,134)	(27,080)	(228,387)

Net investment income (loss)	(123,059)	(2,479,111)	(196,383)	3,396,402	(10,162)	(2,147,134)	990	68,195

Proceeds from mutual fund shares sold	4,551,717	265,385,061	26,115,201	275,836,473	280,220	11,644,981	409,148	7,259,287
Cost of mutual fund shares sold	(4,637,443)	(284,311,436)	(24,928,092)	(275,836,473)	(373,330)	(14,908,150)	(407,458)	(8,272,424)

Realized gain (loss) on investments	(85,726)	(18,926,375)	1,187,109	-	(93,110)	(3,263,169)	1,690	(1,013,137)
Change in unrealized gain (loss) on investments	(5,035,578)	(29,421,175)	(51,644,636)	-	(655,732)	(98,969,541)	(1,294,257)	(11,226,552)

Net gain (loss) on investments	(5,121,304)	(48,347,550)	(50,457,527)	-	(748,842)	(102,232,710)	(1,292,567)	(12,239,689)

Reinvested capital gains	-	-	6,693,594	-	-	-	252,332	2,344,677

Net increase (decrease) in contract owners’ equity resulting from operations	$(5,244,363)	(50,826,661)	(43,960,316)	3,396,402	(759,004)	(104,379,844)	(1,039,245)	(9,826,817)

(Continued)

20

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2008

	GVDIV6	NVMLG1	NVMLG2	NVMLV2	NVMMG1	NVMMG2	NVMMV2	SCGF

Investment Activity:
Reinvested dividends	$2,662,009	58	979	15,898	-	-	1,644,879	-
Mortality and expense risk charges (note 2)	(2,889,527)	(75)	(2,397)	(14,928)	(4,409)	(908,477)	(1,844,773)	(100,242)

Net investment income (loss)	(227,518)	(17)	(1,418)	970	(4,409)	(908,477)	(199,894)	(100,242)

Proceeds from mutual fund shares sold	95,951,229	25,226	125,199	265,020	246,274	4,107,348	12,119,592	2,067,737
Cost of mutual fund shares sold	(99,475,425)	(28,645)	(150,538)	(281,012)	(356,096)	(5,424,796)	(14,344,337)	(2,341,505)

Realized gain (loss) on investments	(3,524,196)	(3,419)	(25,339)	(15,992)	(109,822)	(1,317,448)	(2,224,745)	(273,768)
Change in unrealized gain (loss) on investments	(123,480,526)	(1,802)	(73,273)	(470,794)	(207,378)	(45,609,068)	(68,247,877)	(4,480,517)

Net gain (loss) on investments	(127,004,722)	(5,221)	(98,612)	(486,786)	(317,200)	(46,926,516)	(70,472,622)	(4,754,285)

Reinvested capital gains	25,226,921	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(102,005,319)	(5,238)	(100,030)	(485,816)	(321,609)	(47,834,993)	(70,672,516)	(4,854,527)

	SCGF2	SCVF	SCVF2	SCF	SCF2	TRF	TRF2	GVUSL

Investment Activity:
Reinvested dividends	$-	597,725	218,247	950,217	536,468	3,115,523	4,698,513	40,282
Mortality and expense risk charges (note 2)	(288,642)	(725,487)	(360,981)	(1,578,611)	(1,412,114)	(2,974,305)	(6,852,564)	(68,233)

Net investment income (loss)	(288,642)	(127,762)	(142,734)	(628,394)	(875,646)	141,218	(2,154,051)	(27,951)

Proceeds from mutual fund shares sold	12,842,449	16,603,272	7,073,446	27,045,824	9,320,291	43,832,082	20,219,211	1,666,988
Cost of mutual fund shares sold	(16,120,098)	(21,249,543)	(10,414,290)	(24,445,668)	(13,908,733)	(49,700,104)	(27,208,122)	(2,236,842)

Realized gain (loss) on investments	(3,277,649)	(4,646,271)	(3,340,844)	2,600,156	(4,588,442)	(5,868,022)	(6,988,911)	(569,854)
Change in unrealized gain (loss) on investments	(7,898,515)	(15,763,686)	(5,751,018)	(80,834,655)	(54,288,868)	(142,301,333)	(259,873,044)	(2,627,709)

Net gain (loss) on investments	(11,176,164)	(20,409,957)	(9,091,862)	(78,234,499)	(58,877,310)	(148,169,355)	(266,861,955)	(3,197,563)

Reinvested capital gains	-	-	-	24,186,634	18,955,245	35,459,862	65,856,346	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(11,464,806)	(20,537,719)	(9,234,596)	(54,676,259)	(40,797,711)	(112,568,275)	(203,159,660)	(3,225,514)

(Continued)

21

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2008

	NVNMO1	NVNMO2	NVNSR1	NVNSR2	NVSTB2	GGTC	GGTC2	GGTC3

Investment Activity:
Reinvested dividends	$-	-	5,280	744,288	179,851	-	-	-
Mortality and expense risk charges (note 2)	(313)	(6,195)	(9,913)	(2,132,031)	(72,846)	(2,897)	(14,563)	(54,115)

Net investment income (loss)	(313)	(6,195)	(4,633)	(1,387,743)	107,005	(2,897)	(14,563)	(54,115)

Proceeds from mutual fund shares sold	26,320	440,028	230,533	15,372,951	801,981	62,347	296,254	2,535,081
Cost of mutual fund shares sold	(38,794)	(577,514)	(302,658)	(19,286,027)	(808,150)	(57,592)	(309,589)	(3,221,542)

Realized gain (loss) on investments	(12,474)	(137,486)	(72,125)	(3,913,076)	(6,169)	4,755	(13,335)	(686,461)
Change in unrealized gain (loss) on investments	(13,303)	(289,189)	(817,778)	(133,824,294)	(152,105)	(184,347)	(774,070)	(2,582,469)

Net gain (loss) on investments	(25,777)	(426,675)	(889,903)	(137,737,370)	(158,274)	(179,592)	(787,405)	(3,268,930)

Reinvested capital gains	-	-	-	-	-	31,306	141,073	574,822

Net increase (decrease) in contract owners’ equity resulting from operations	$(26,090)	(432,870)	(894,536)	(139,125,113)	(51,269)	(151,183)	(660,895)	(2,748,223)

	GGTC6	GVUG2	GVUGL	EIF2	MSBF	NVRE1	NVRE2	AMTG

Investment Activity:
Reinvested dividends	$-	-	-	2,947,677	4,252,913	25,041	50,334	-
Mortality and expense risk charges (note 2)	(147,037)	(311,336)	(71,465)	(3,075,572)	(900,043)	(4,443)	(12,651)	(1,396,437)

Net investment income (loss)	(147,037)	(311,336)	(71,465)	(127,895)	3,352,870	20,598	37,683	(1,396,437)

Proceeds from mutual fund shares sold	7,504,762	4,421,298	2,861,455	181,737,547	17,189,519	457,065	378,912	19,399,836
Cost of mutual fund shares sold	(8,742,220)	(5,543,853)	(3,598,688)	(222,083,744)	(19,658,895)	(556,770)	(524,207)	(10,626,989)

Realized gain (loss) on investments	(1,237,458)	(1,122,555)	(737,233)	(40,346,197)	(2,469,376)	(99,705)	(145,295)	8,772,847
Change in unrealized gain (loss) on investments	(6,238,541)	(12,259,077)	(2,929,553)	(38,696,150)	(14,608,639)	(328,498)	(875,516)	(65,611,990)

Net gain (loss) on investments	(7,475,999)	(13,381,632)	(3,666,786)	(79,042,347)	(17,078,015)	(428,203)	(1,020,811)	(56,839,143)

Reinvested capital gains	1,280,684	3,863,225	1,066,610	1,829,623	1,473,787	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(6,342,352)	(9,829,743)	(2,671,641)	(77,340,619)	(12,251,358)	(407,605)	(983,128)	(58,235,580)

(Continued)

22

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2008

	AMGP	AMINS	AMMCGS	AMTP	AMRS	AMFAS	AMSRS	OVMS

Investment Activity:
Reinvested dividends	$64,410	316	-	685,345	125,657	-	793,757	2,760,866
Mortality and expense risk charges (note 2)	(160,058)	(2,790,157)	(119,115)	(1,846,237)	(208,506)	(86,385)	(5,169,680)	(1,234,310)

Net investment income (loss)	(95,648)	(2,789,841)	(119,115)	(1,160,892)	(82,849)	(86,385)	(4,375,923)	1,526,556

Proceeds from mutual fund shares sold	2,879,258	293,711,542	2,549,722	25,575,018	4,492,261	1,760,273	481,799,210	21,954,995
Cost of mutual fund shares sold	(1,953,041)	(333,425,786)	(1,726,016)	(25,144,677)	(5,067,393)	(1,971,377)	(482,749,809)	(27,230,865)

Realized gain (loss) on investments	926,217	(39,714,244)	823,706	430,341	(575,132)	(211,104)	(950,599)	(5,275,870)
Change in unrealized gain (loss) on investments	(6,509,053)	4,414,284	(4,987,095)	(108,474,235)	(6,852,966)	(2,468,343)	(50,706,776)	(48,998,634)

Net gain (loss) on investments	(5,582,836)	(35,299,960)	(4,163,389)	(108,043,894)	(7,428,098)	(2,679,447)	(51,657,375)	(54,274,504)

Reinvested capital gains	441,400	1,035	-	21,625,094	27,332	187,423	2,713,949	6,658,903

Net increase (decrease) in contract owners’ equity resulting from operations	$(5,237,084)	(38,088,766)	(4,282,504)	(87,579,692)	(7,483,615)	(2,578,409)	(53,319,349)	(46,089,045)

	OVCAFS	OVGR	OVB	OVGS3	OVGS4	OVGS	OVGSS	OVHI3

Investment Activity:
Reinvested dividends	$-	100,573	3,993,920	1,359,248	1,006,045	2,984,617	200,198	30,010
Mortality and expense risk charges (note 2)	(858,109)	(889,903)	(1,119,851)	(1,134,110)	(1,182,296)	(2,460,942)	(219,888)	(8,648)

Net investment income (loss)	(858,109)	(789,330)	2,874,069	225,138	(176,251)	523,675	(19,690)	21,362

Proceeds from mutual fund shares sold	9,680,576	13,825,297	21,159,501	15,819,403	12,940,849	42,285,108	3,823,128	545,473
Cost of mutual fund shares sold	(8,895,092)	(11,225,360)	(23,976,514)	(12,700,264)	(13,494,608)	(27,714,019)	(3,617,609)	(849,648)

Realized gain (loss) on investments	785,484	2,599,937	(2,817,013)	3,119,139	(553,759)	14,571,089	205,519	(304,175)
Change in unrealized gain (loss) on investments	(30,391,351)	(38,741,679)	(34,742,735)	(52,083,596)	(45,533,159)	(119,409,989)	(8,774,045)	(388,706)

Net gain (loss) on investments	(29,605,867)	(36,141,742)	(37,559,748)	(48,964,457)	(46,086,918)	(104,838,900)	(8,568,526)	(692,881)

Reinvested capital gains	-	-	-	5,983,984	5,591,832	13,114,068	1,073,516	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(30,463,976)	(36,931,072)	(34,685,679)	(42,755,335)	(40,671,337)	(91,201,157)	(7,514,700)	(671,519)

(Continued)

23

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2008

	OVHI4	OVHI	OVHIS	OVSC	OVSCS	OVGI	OVGIS	OVAG

Investment Activity:
Reinvested dividends	$611,212	28,849	1,283,577	19,950	471,192	315,774	4,577,435	-
Mortality and expense risk charges (note 2)	(166,606)	(4,335)	(259,399)	(51,277)	(2,846,246)	(266,407)	(6,632,658)	(162,354)

Net investment income (loss)	444,606	24,514	1,024,178	(31,327)	(2,375,054)	49,367	(2,055,223)	(162,354)

Proceeds from mutual fund shares sold	8,072,499	171,319	6,836,489	1,416,795	40,762,932	4,802,428	38,687,998	2,826,008
Cost of mutual fund shares sold	(11,343,624)	(294,645)	(9,001,693)	(1,774,357)	(47,184,869)	(4,363,379)	(43,338,028)	(2,628,523)

Realized gain (loss) on investments	(3,271,125)	(123,326)	(2,165,204)	(357,562)	(6,421,937)	439,049	(4,650,030)	197,485
Change in unrealized gain (loss) on investments	(6,889,235)	(193,406)	(14,303,261)	(1,543,450)	(71,083,896)	(11,241,564)	(195,684,358)	(7,546,706)

Net gain (loss) on investments	(10,160,360)	(316,732)	(16,468,465)	(1,901,012)	(77,505,833)	(10,802,515)	(200,334,388)	(7,349,221)

Reinvested capital gains	-	-	-	221,525	9,799,136	1,372,064	24,059,956	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(9,715,754)	(292,218)	(15,444,287)	(1,710,814)	(70,081,751)	(9,381,084)	(178,329,655)	(7,511,575)

	PISVP1	PVGIB	PVTIGB	PVTVB	TRBCG2	TREI2	TRLT2	DSRG

Investment Activity:
Reinvested dividends	$5,737	113,249	25,037	-	219,402	1,602,003	1,617,561	439,644
Mortality and expense risk charges (note 2)	(9,390)	(82,771)	(17,157)	(29,047)	(3,294,869)	(1,131,418)	(733,066)	(750,646)

Net investment income (loss)	(3,653)	30,478	7,880	(29,047)	(3,075,467)	470,585	884,495	(311,002)

Proceeds from mutual fund shares sold	110,001	1,332,789	197,904	325,134	10,628,647	5,048,887	9,970,329	11,435,580
Cost of mutual fund shares sold	(202,858)	(1,943,011)	(185,588)	(361,690)	(11,970,584)	(6,095,594)	(9,998,992)	(17,512,490)

Realized gain (loss) on investments	(92,857)	(610,222)	12,316	(36,556)	(1,341,937)	(1,046,707)	(28,663)	(6,076,910)
Change in unrealized gain (loss) on investments	(490,494)	(2,900,852)	(833,657)	(756,377)	(101,401,814)	(34,340,847)	(1,262,177)	(16,689,844)

Net gain (loss) on investments	(583,351)	(3,511,074)	(821,341)	(792,933)	(102,743,751)	(35,387,554)	(1,290,840)	(22,766,754)

Reinvested capital gains	153,345	973,768	192,364	-	-	2,107,353	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(433,659)	(2,506,828)	(621,097)	(821,980)	(105,819,218)	(32,809,616)	(406,345)	(23,077,756)

(Continued)

24

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2008

	VWBFR	VWBF	VWEMR	VWEM	VWHAR	VWHA	MSVFI	MSVF2

Investment Activity:
Reinvested dividends	$737,048	1,575,185	-	-	147,703	150,802	155,633	11,110,613
Mortality and expense risk charges (note 2)	(122,540)	(232,000)	(276,248)	(380,161)	(564,132)	(651,055)	(46,668)	(4,708,310)

Net investment income (loss)	614,508	1,343,185	(276,248)	(380,161)	(416,429)	(500,253)	108,965	6,402,303

Proceeds from mutual fund shares sold	5,202,015	4,343,785	12,001,322	6,865,677	15,170,674	10,631,149	1,784,492	82,755,990
Cost of mutual fund shares sold	(5,244,963)	(4,714,974)	(18,922,758)	(6,958,074)	(14,883,270)	(4,668,409)	(1,903,525)	(88,057,594)

Realized gain (loss) on investments	(42,948)	(371,189)	(6,921,436)	(92,397)	287,404	5,962,740	(119,033)	(5,301,604)
Change in unrealized gain (loss) on investments	(458,896)	(583,411)	(22,684,555)	(40,435,269)	(27,898,131)	(37,368,416)	(437,219)	(36,033,941)

Net gain (loss) on investments	(501,844)	(954,600)	(29,605,991)	(40,527,666)	(27,610,727)	(31,405,676)	(556,252)	(41,335,545)

Reinvested capital gains	-	-	11,631,611	15,223,007	6,617,535	8,257,790	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$112,664	388,585	(18,250,628)	(25,684,820)	(21,409,621)	(23,648,139)	(447,287)	(34,933,242)

	MSEM	MSEMB	MSVRE	MSVREB	VYDS	SVDF	WFVLCG	WFVMM

Investment Activity:
Reinvested dividends	$412,398	120,393	3,346,870	1,974,939	6,262	-	293	1,131
Mortality and expense risk charges (note 2)	(77,277)	(24,848)	(1,319,140)	(1,084,623)	(11,745)	(713,564)	(2,270)	(878)

Net investment income (loss)	335,121	95,545	2,027,730	890,316	(5,483)	(713,564)	(1,977)	253

Proceeds from mutual fund shares sold	1,821,006	391,701	26,179,740	23,033,354	181,637	10,757,175	11,800	3,106
Cost of mutual fund shares sold	(2,123,013)	(480,736)	(23,803,400)	(34,033,073)	(166,669)	(7,192,922)	(11,191)	(3,106)

Realized gain (loss) on investments	(302,007)	(89,035)	2,376,340	(10,999,719)	14,968	3,564,253	609	-
Change in unrealized gain (loss) on investments	(1,228,571)	(357,750)	(81,704,272)	(48,143,342)	(507,003)	(31,921,510)	(51,732)	-

Net gain (loss) on investments	(1,530,578)	(446,785)	(79,327,932)	(59,143,061)	(492,035)	(28,357,257)	(51,123)	-

Reinvested capital gains	238,029	70,024	36,706,467	27,428,028	127,929	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(957,428)	(281,216)	(40,593,735)	(30,824,717)	(369,589)	(29,070,821)	(53,100)	253

(Continued)

25

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2008

	SVOF	WFVSMV	WFVTRB

Investment Activity:
Reinvested dividends	$4,379,091	-	1,107
Mortality and expense risk charges (note 2)	(3,073,319)	(87)	(266)

Net investment income (loss)	1,305,772	(87)	841

Proceeds from mutual fund shares sold	43,614,107	1,781	266
Cost of mutual fund shares sold	(50,706,807)	(2,091)	(267)

Realized gain (loss) on investments	(7,092,700)	(310)	(1)
Change in unrealized gain (loss) on investments	(152,729,190)	(6,144)	(559)

Net gain (loss) on investments	(159,821,890)	(6,454)	(560)

Reinvested capital gains	51,688,115	2,098	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(106,828,003)	(4,443)	281

See accompanying notes to financial statements.

26

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2008 and 2007

	Total		AVBV2		AVCA2		AVCD2

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$126,228,065	77,413,198	(428,899)	(693,037)	(215,299)	(270,276)	(335,078)	(429,544)
Realized gain (loss) on investments	(310,427,981)	485,395,129	(980,116)	1,490,822	87,480	510,756	(849,393)	4,782,696
Change in unrealized gain (loss) on investments	(8,653,538,654)	(217,917,170)	(30,516,067)	(3,913,690)	(6,888,377)	1,229,188	(13,524,418)	(4,096,869)
Reinvested capital gains	1,250,139,523	884,447,637	6,864,081	3,025,887	-	-	2,534,704	1,987,004

Net increase (decrease) in contract owners’ equity resulting from operations	(7,587,599,047)	1,229,338,794	(25,061,001)	(90,018)	(7,016,196)	1,469,668	(12,174,185)	2,243,287

Equity transactions:
Purchase payments received from contract owners (note 3)	3,842,471,180	5,383,787,102	1,909,197	5,491,976	747,816	1,949,580	2,308,849	5,068,365
Transfers between funds	-	-	(2,612,477)	(4,067,516)	(2,274,283)	976,741	(2,556,881)	1,128,624
Redemptions (note 3)	(2,376,357,188)	(2,290,276,483)	(3,601,566)	(3,384,442)	(1,418,392)	(1,139,095)	(1,721,565)	(2,375,924)
Annuity benefits	(2,149,504)	(2,273,176)	(6,468)	(9)	(1,368)	(500)	-	-
Contract maintenance charges (note 2)	(23,305,962)	(10,969,296)	(10,992)	(6,533)	(2,937)	(2,182)	(9,692)	(3,316)
Contingent deferred sales charges (note 2)	(21,839,980)	(14,863,496)	(54,007)	(59,115)	(17,143)	(19,187)	(35,193)	(50,013)
Adjustments to maintain reserves	627	(199,934)	(926)	(1,230)	(487)	(375)	(190)	(1,071)

Net equity transactions	1,418,819,173	3,065,204,717	(4,377,239)	(2,026,869)	(2,966,794)	1,764,982	(2,014,672)	3,766,665

Net change in contract owners’ equity	(6,168,779,874)	4,294,543,511	(29,438,240)	(2,116,887)	(9,982,990)	3,234,650	(14,188,857)	6,009,952
Contract owners’ equity beginning of period	22,175,260,947	17,880,717,436	50,652,126	52,769,013	17,639,514	14,404,864	27,002,291	20,992,339

Contract owners’ equity end of period	$16,006,481,073	22,175,260,947	21,213,886	50,652,126	7,656,524	17,639,514	12,813,434	27,002,291

CHANGES IN UNITS:
Beginning units	1,216,943,704	932,018,159	2,902,901	3,021,464	1,044,738	936,992	1,288,902	1,088,041
Units purchased	851,755,113	753,989,495	488,063	531,430	156,250	340,425	370,858	1,170,724
Units redeemed	(614,133,702)	(469,063,950)	(821,583)	(649,993)	(396,224)	(232,679)	(483,036)	(969,863)

Ending units	1,454,565,115	1,216,943,704	2,569,381	2,902,901	804,764	1,044,738	1,176,724	1,288,902

(Continued)

27

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	ALBS		ALMCS		ALVGIB		ALVSVB

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(2,305)	(2,614)	(6,746)	(7,633)	35,630	(79,178)	(131,725)	(77,905)
Realized gain (loss) on investments	(4,584)	21,314	(149,290)	(11,115)	(777,482)	1,197,419	(1,592,136)	475,856
Change in unrealized gain (loss) on investments	(108,519)	6,981	(555,854)	113,309	(9,465,089)	(1,435,206)	(5,296,111)	(954,005)
Reinvested capital gains	25,679	8,320	214,876	84,212	2,653,838	1,069,949	669,521	616,957

Net increase (decrease) in contract owners’ equity resulting from operations	(89,729)	34,001	(497,014)	178,773	(7,553,103)	752,984	(6,350,451)	60,903

Equity transactions:
Purchase payments received from contract owners (note 3)	-	39,613	6,553	99,026	181,053	253,983	2,587,624	108,605
Transfers between funds	(54,028)	8,464	(60,412)	75,806	(1,323,322)	(2,649,285)	9,031,174	(361,374)
Redemptions (note 3)	(384)	(370)	(139,531)	(3,270)	(1,651,289)	(1,640,339)	(1,221,058)	(724,985)
Annuity benefits	-	-	-	-	-	-	(1,307)	(1,551)
Contract maintenance charges (note 2)	(5)	(5)	(12)	(7)	(1,315)	(1,614)	(1,650)	(456)
Contingent deferred sales charges (note 2)	-	-	-	-	(15,630)	(23,593)	(15,711)	(13,376)
Adjustments to maintain reserves	(20)	33	(3)	(34)	(113)	(2,679)	(87)	388

Net equity transactions	(54,437)	47,735	(193,405)	171,521	(2,810,616)	(4,063,527)	10,378,985	(992,749)

Net change in contract owners’ equity	(144,166)	81,736	(690,419)	350,294	(10,363,719)	(3,310,543)	4,028,534	(931,846)
Contract owners’ equity beginning of period	317,270	235,534	958,371	608,077	19,731,218	23,041,761	7,816,800	8,748,646

Contract owners’ equity end of period	$173,104	317,270	267,952	958,371	9,367,499	19,731,218	11,845,334	7,816,800

CHANGES IN UNITS:
Beginning units	23,143	19,445	52,160	42,969	1,095,470	1,318,088	394,975	436,802
Units purchased	6,639	27,487	6,910	43,504	57,087	50,237	979,830	100,417
Units redeemed	(11,066)	(23,789)	(23,607)	(34,313)	(260,779)	(272,855)	(439,948)	(142,244)

Ending units	18,716	23,143	35,463	52,160	891,778	1,095,470	934,857	394,975

(Continued)

28

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	ACVB		ACVCA		ACVIG		ACVIG2

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$768,191	618,549	(1,575,013)	(1,909,097)	190,085	212,814	29,802	19,738
Realized gain (loss) on investments	(1,104,791)	(142,185)	5,473,465	7,091,532	208,041	3,063,481	(137,133)	769,609
Change in unrealized gain (loss) on investments	(17,216,134)	(1,703,985)	(82,357,794)	46,411,032	(13,619,377)	(3,535,813)	(5,069,288)	(980,678)
Reinvested capital gains	4,415,765	3,985,043	9,948,547	-	3,083,841	-	1,184,600	-

Net increase (decrease) in contract owners’ equity resulting from operations	(13,136,969)	2,757,422	(68,510,795)	51,593,467	(10,137,410)	(259,518)	(3,992,019)	(191,331)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,334,843	2,152,150	2,200,741	2,646,596	1,249,253	1,956,626	160,347	205,377
Transfers between funds	(2,815,950)	(2,940,683)	(6,497,441)	4,758,532	(2,075,781)	(1,863,837)	(1,023,013)	(1,574,342)
Redemptions (note 3)	(10,653,581)	(14,550,008)	(16,686,951)	(23,520,062)	(4,593,071)	(7,643,389)	(824,435)	(995,324)
Annuity benefits	(14,148)	(5,950)	(30,100)	(31,162)	(9,324)	(12,628)	-	-
Contract maintenance charges (note 2)	(31,189)	(35,461)	(74,252)	(79,717)	(14,945)	(18,907)	(1,313)	(1,439)
Contingent deferred sales charges (note 2)	(19,145)	(23,998)	(20,604)	(44,600)	(20,251)	(25,724)	(9,720)	(10,420)
Adjustments to maintain reserves	(5,796)	(3,911)	(3,448)	275	3	(519)	(324)	(383)

Net equity transactions	(12,204,966)	(15,407,861)	(21,112,055)	(16,270,138)	(5,464,116)	(7,608,378)	(1,698,458)	(2,376,531)

Net change in contract owners’ equity	(25,341,935)	(12,650,439)	(89,622,850)	35,323,329	(15,601,526)	(7,867,896)	(5,690,477)	(2,567,862)
Contract owners’ equity beginning of period	68,777,460	81,427,899	160,161,645	124,838,316	32,075,167	39,943,063	12,216,196	14,784,058

Contract owners’ equity end of period	$43,435,525	68,777,460	70,538,795	160,161,645	16,473,641	32,075,167	6,525,719	12,216,196

CHANGES IN UNITS:
Beginning units	2,885,081	3,544,356	3,530,839	3,982,752	2,391,422	2,937,946	727,674	861,606
Units purchased	149,630	164,132	237,473	518,243	212,092	294,916	35,352	70,272
Units redeemed	(720,378)	(823,407)	(885,850)	(970,156)	(701,016)	(841,440)	(160,775)	(204,204)

Ending units	2,314,333	2,885,081	2,882,462	3,530,839	1,902,498	2,391,422	602,251	727,674

(Continued)

29

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	ACVIP2		ACVI		ACVI2		ACVI3

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$3,487,871	2,182,688	(216,363)	(401,954)	(21,411)	(32,076)	(124,113)	(218,644)
Realized gain (loss) on investments	(850,110)	(141,095)	2,950,088	6,609,226	105,657	148,910	1,841,427	3,501,478
Change in unrealized gain (loss) on investments	(8,364,625)	3,465,401	(31,398,271)	3,452,959	(1,847,797)	398,558	(18,705,807)	1,851,629
Reinvested capital gains	-	-	4,385,457	-	268,891	-	2,548,520	-

Net increase (decrease) in contract owners’ equity resulting from operations	(5,726,864)	5,506,994	(24,279,089)	9,660,231	(1,494,660)	515,392	(14,439,973)	5,134,463

Equity transactions:
Purchase payments received from contract owners (note 3)	16,337,034	7,128,502	29,167	624	-	72	2,021,786	2,506,015
Transfers between funds	49,176,521	244,494	(1,873,224)	(3,568,605)	(115,871)	(131,906)	(1,527,717)	(19,795)
Redemptions (note 3)	(18,196,008)	(7,731,076)	(7,544,488)	(11,335,017)	(312,236)	(191,148)	(4,723,752)	(6,281,026)
Annuity benefits	(17,191)	(3,423)	(16,625)	(18,494)	-	-	(3,739)	(4,649)
Contract maintenance charges (note 2)	(43,400)	(9,157)	(21,043)	(25,454)	(382)	(440)	(10,257)	(11,550)
Contingent deferred sales charges (note 2)	(150,711)	(57,153)	(5,706)	(12,760)	(3,625)	(2,132)	(26,291)	(28,407)
Adjustments to maintain reserves	(1,513)	(2,868)	(1,988)	1,448	(63)	(46)	(150)	(128)

Net equity transactions	47,104,732	(430,681)	(9,433,907)	(14,958,258)	(432,177)	(325,600)	(4,270,120)	(3,839,540)

Net change in contract owners’ equity	41,377,868	5,076,313	(33,712,996)	(5,298,027)	(1,926,837)	189,792	(18,710,093)	1,294,923
Contract owners’ equity beginning of period	79,642,850	74,566,537	60,218,672	65,516,699	3,551,239	3,361,447	34,091,343	32,796,420

Contract owners’ equity end of period	$121,020,718	79,642,850	26,505,676	60,218,672	1,624,402	3,551,239	15,381,250	34,091,343

CHANGES IN UNITS:
Beginning units	6,820,642	6,878,406	2,292,787	2,905,577	152,551	167,745	1,893,113	2,121,586
Units purchased	9,379,817	2,483,250	25	-	-	4	286,486	391,938
Units redeemed	(5,491,222)	(2,541,014)	(440,067)	(612,790)	(24,032)	(15,198)	(610,828)	(620,411)

Ending units	10,709,237	6,820,642	1,852,745	2,292,787	128,519	152,551	1,568,771	1,893,113

(Continued)

30

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	ACVI4		ACVMV1		ACVMV2		ACVU1

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(133,561)	(145,512)	(66,524)	(45,770)	(829,196)	(324,984)	(39,139)	(55,577)
Realized gain (loss) on investments	751,428	951,213	(854,150)	183,929	(7,112,926)	1,165,306	(160,010)	123,513
Change in unrealized gain (loss) on investments	(10,985,764)	1,026,391	(803,204)	(576,330)	(5,479,215)	(2,761,280)	(1,877,650)	665,830
Reinvested capital gains	1,584,327	-	-	58,875	-	233,279	511,993	-

Net increase (decrease) in contract owners’ equity resulting from operations	(8,783,570)	1,832,092	(1,723,878)	(379,296)	(13,421,337)	(1,687,679)	(1,564,806)	733,766

Equity transactions:
Purchase payments received from contract owners (note 3)	1,485,832	2,747,769	297,075	571,041	10,824,397	10,184,886	206,585	268,221
Transfers between funds	(1,513,937)	4,306,639	1,098,432	2,990,853	6,157,103	4,254,320	(738,829)	145,297
Redemptions (note 3)	(1,335,186)	(992,288)	(968,838)	(673,127)	(3,575,869)	(1,491,203)	(631,416)	(927,937)
Annuity benefits	-	-	(583)	(413)	(76)	(14)	-	-
Contract maintenance charges (note 2)	(6,608)	(1,279)	(2,172)	(1,988)	(46,525)	(2,369)	(1,912)	(2,191)
Contingent deferred sales charges (note 2)	(18,299)	(8,646)	(2,395)	(1,871)	(70,081)	(20,016)	(3,698)	(5,782)
Adjustments to maintain reserves	(476)	(312)	(4)	(890)	(582)	(726)	(56)	(84)

Net equity transactions	(1,388,674)	6,051,883	421,515	2,883,605	13,288,367	12,924,878	(1,169,326)	(522,476)

Net change in contract owners’ equity	(10,172,244)	7,883,975	(1,302,363)	2,504,309	(132,970)	11,237,199	(2,734,132)	211,290
Contract owners’ equity beginning of period	19,305,697	11,421,722	5,814,970	3,310,661	27,830,529	16,593,330	4,581,136	4,369,846

Contract owners’ equity end of period	$9,133,453	19,305,697	4,512,607	5,814,970	27,697,559	27,830,529	1,847,004	4,581,136

CHANGES IN UNITS:
Beginning units	1,081,252	741,894	544,568	299,448	2,191,006	1,253,439	371,822	423,522
Units purchased	367,090	573,628	540,746	635,105	6,567,379	2,001,407	52,561	108,285
Units redeemed	(504,424)	(234,270)	(519,114)	(389,985)	(5,808,519)	(1,063,840)	(164,919)	(159,985)

Ending units	943,918	1,081,252	566,200	544,568	2,949,866	2,191,006	259,464	371,822

(Continued)

31

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	ACVU2		ACVV		ACVV2		ACVVS1

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(213,195)	(266,453)	1,066,775	469,525	559,190	(176,377)	(102,981)	(75,605)
Realized gain (loss) on investments	(322,735)	330,099	(4,301,880)	9,598,435	(7,305,365)	360,924	(795,743)	477,054
Change in unrealized gain (loss) on investments	(8,385,285)	2,660,033	(35,779,967)	(29,809,947)	(31,535,146)	(16,245,949)	(4,296,789)	987,151
Reinvested capital gains	2,339,161	-	11,805,540	12,263,481	10,753,584	8,796,015	440,464	-

Net increase (decrease) in contract owners’ equity resulting from operations	(6,582,054)	2,723,679	(27,209,532)	(7,478,506)	(27,527,737)	(7,265,387)	(4,755,049)	1,388,600

Equity transactions:
Purchase payments received from contract owners (note 3)	263,514	592,859	3,710,303	6,043,313	7,568,576	19,940,784	462,143	285,619
Transfers between funds	(1,378,995)	(313,951)	(10,174,729)	(13,596,891)	(30,522)	(10,105,311)	(3,450,251)	11,726,422
Redemptions (note 3)	(1,445,503)	(991,683)	(15,459,272)	(25,715,312)	(7,506,778)	(6,503,115)	(1,028,529)	(1,027,911)
Annuity benefits	(6,086)	-	(31,982)	(42,121)	(6,538)	(7,593)	(359)	-
Contract maintenance charges (note 2)	(2,170)	(2,156)	(41,310)	(51,366)	(36,824)	(12,631)	(2,988)	(1,326)
Contingent deferred sales charges (note 2)	(22,156)	(20,329)	(47,861)	(62,941)	(126,133)	(121,106)	(1,609)	(2,245)
Adjustments to maintain reserves	(433)	(763)	3,193	8,322	(578)	(1,741)	1,042	(66)

Net equity transactions	(2,591,829)	(736,023)	(22,041,658)	(33,416,996)	(138,797)	3,189,287	(4,020,551)	10,980,493

Net change in contract owners’ equity	(9,173,883)	1,987,656	(49,251,190)	(40,895,502)	(27,666,534)	(4,076,100)	(8,775,600)	12,369,093
Contract owners’ equity beginning of period	17,056,680	15,069,024	112,653,074	153,548,576	99,983,420	104,059,520	12,519,496	150,403

Contract owners’ equity end of period	$7,882,797	17,056,680	63,401,884	112,653,074	72,316,886	99,983,420	3,743,896	12,519,496

CHANGES IN UNITS:
Beginning units	1,079,627	1,132,582	4,831,480	6,165,160	5,881,576	5,699,037	951,361	15,762
Units purchased	195,819	180,174	484,315	693,676	2,046,396	1,890,605	485,752	1,521,816
Units redeemed	(406,930)	(233,129)	(1,552,054)	(2,027,356)	(2,011,068)	(1,708,066)	(876,626)	(586,217)

Ending units	868,516	1,079,627	3,763,741	4,831,480	5,916,904	5,881,576	560,487	951,361

(Continued)

32

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	ACVVS2		AFGF		AFHY		AFGC

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(412,904)	(275,300)	(33,996)	(66,475)	40,903	137,895	23,930	93,791
Realized gain (loss) on investments	(3,006,762)	933,269	(203,295)	(100,047)	(112,801)	34,710	(9,493)	(9,996)
Change in unrealized gain (loss) on investments	(13,687,213)	3,233,694	(8,557,306)	902,392	(66,558)	(139,329)	79,800	(1,552)
Reinvested capital gains	1,199,839	-	1,504,481	1,271,561	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(15,907,040)	3,891,663	(7,290,116)	2,007,431	(138,456)	33,276	94,237	82,243

Equity transactions:
Purchase payments received from contract owners (note 3)	2,968,968	6,978,160	61,398	116,923	2,469	13,231	43,875	2,744
Transfers between funds	(9,785,775)	26,192,187	(185,975)	(638,499)	87,135	117,519	202,246	(38,480)
Redemptions (note 3)	(2,609,875)	(1,996,213)	(1,301,749)	(2,726,132)	(102,509)	(155,659)	(272,926)	(347,846)
Annuity benefits	-	-	(667)	(786)	(2,852)	(8,268)	(1,585)	(5,171)
Contract maintenance charges (note 2)	(9,137)	(628)	(5,075)	(5,928)	(561)	(644)	(946)	(1,016)
Contingent deferred sales charges (note 2)	(71,144)	(64,323)	(1,883)	(5,694)	(445)	(144)	(188)	(36)
Adjustments to maintain reserves	(332)	(326)	229	402	373	647	147	50

Net equity transactions	(9,507,295)	31,108,857	(1,433,722)	(3,259,714)	(16,390)	(33,318)	(29,377)	(389,755)

Net change in contract owners’ equity	(25,414,335)	35,000,520	(8,723,838)	(1,252,283)	(154,846)	(42)	64,860	(307,512)
Contract owners’ equity beginning of period	37,937,432	2,936,912	17,586,233	18,838,516	1,457,104	1,457,146	1,455,245	1,762,757

Contract owners’ equity end of period	$12,523,097	37,937,432	8,862,395	17,586,233	1,302,258	1,457,104	1,520,105	1,455,245

CHANGES IN UNITS:
Beginning units	2,291,468	242,388	204,499	243,531	35,586	35,506	49,215	62,699
Units purchased	1,475,763	2,821,443	1,406	1,475	65,926	54,582	11,737	1,843
Units redeemed	(2,267,374)	(772,363)	(20,018)	(40,507)	(59,149)	(54,502)	(12,607)	(15,327)

Ending units	1,499,857	2,291,468	185,887	204,499	42,363	35,586	48,345	49,215

(Continued)

33

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	CHSMM		WVCP		WIEP		WSCP

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$253,898	697,675	10,018	(52,984)	98,226	(135,165)	(620,002)	(991,391)
Realized gain (loss) on investments	-	-	62,433	436,074	1,819,938	3,944,993	3,205,001	5,787,037
Change in unrealized gain (loss) on investments	-	-	(1,453,797)	(529,304)	(16,519,318)	1,913,594	(22,557,519)	(5,736,186)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	253,898	697,675	(1,381,346)	(146,214)	(14,601,154)	5,723,422	(19,972,520)	(940,540)

Equity transactions:
Purchase payments received from contract owners (note 3)	9,962,432	16,682,708	-	(14)	598	(223)	1,694,645	2,238,058
Transfers between funds	(1,639,364)	(11,848,998)	(99,463)	(316,739)	(1,133,926)	(1,511,923)	(3,587,750)	(5,447,253)
Redemptions (note 3)	(4,945,856)	(750,909)	(295,926)	(720,027)	(4,085,991)	(7,100,252)	(7,660,323)	(13,676,975)
Annuity benefits	(31,171)	(31,426)	(293)	(1,477)	(9,663)	(11,624)	(3,488)	(5,787)
Contract maintenance charges (note 2)	(972)	(869)	(1,817)	(2,496)	(13,018)	(15,210)	(29,426)	(36,099)
Contingent deferred sales charges (note 2)	-	-	(166)	(1,117)	(3,058)	(7,133)	(17,023)	(33,382)
Adjustments to maintain reserves	243	424	(242)	22	354	327	(784)	(474)

Net equity transactions	3,345,312	4,050,930	(397,907)	(1,041,848)	(5,244,704)	(8,646,038)	(9,604,149)	(16,961,912)

Net change in contract owners’ equity	3,599,210	4,748,605	(1,779,253)	(1,188,062)	(19,845,858)	(2,922,616)	(29,576,669)	(17,902,452)
Contract owners’ equity beginning of period	22,227,469	17,478,864	3,186,684	4,374,746	38,374,431	41,297,047	62,950,779	80,853,231

Contract owners’ equity end of period	$25,826,679	22,227,469	1,407,431	3,186,684	18,528,573	38,374,431	33,374,110	62,950,779

CHANGES IN UNITS:
Beginning units	2,030,093	1,650,023	219,613	285,608	2,123,568	2,629,775	3,619,869	4,550,318
Units purchased	1,563,593	2,170,101	-	2	-	-	159,549	193,707
Units redeemed	(1,225,845)	(1,790,031)	(34,987)	(65,997)	(361,684)	(506,207)	(806,052)	(1,124,156)

Ending units	2,367,841	2,030,093	184,626	219,613	1,761,884	2,123,568	2,973,366	3,619,869

(Continued)

34

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	DVSCS		DSIF		DSIFS		DCAP

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(297,850)	(568,150)	2,582,898	1,702,520	252,035	(65,459)	245,544	118,620
Realized gain (loss) on investments	(3,516,194)	2,455,166	5,656,285	24,784,603	1,002,340	2,593,161	1,553,867	3,243,400
Change in unrealized gain (loss) on investments	(21,355,555)	(5,013,759)	(168,144,260)	(5,280,793)	(47,525,903)	1,445,442	(16,138,718)	(764,379)
Reinvested capital gains	6,476,393	2,189,792	-	-	-	-	2,604,428	-

Net increase (decrease) in contract owners’ equity resulting from operations	(18,693,206)	(936,951)	(159,905,077)	21,206,330	(46,271,528)	3,973,144	(11,734,879)	2,597,641

Equity transactions:
Purchase payments received from contract owners (note 3)	5,287,868	7,624,894	12,316,477	16,656,824	9,967,791	16,504,464	1,378,999	1,712,433
Transfers between funds	4,561,416	(4,262,537)	(16,341,811)	(25,968,939)	(4,029,597)	(4,769,132)	(1,566,848)	(2,887,234)
Redemptions (note 3)	(5,585,685)	(6,166,157)	(61,431,940)	(94,651,744)	(10,684,717)	(8,194,832)	(5,785,964)	(7,576,992)
Annuity benefits	(5,203)	(6,099)	(151,569)	(185,413)	(36,345)	(9,717)	(4,653)	(5,312)
Contract maintenance charges (note 2)	(15,192)	(12,508)	(210,970)	(254,516)	(22,521)	(16,579)	(19,321)	(22,507)
Contingent deferred sales charges (note 2)	(66,343)	(53,959)	(156,662)	(194,471)	(143,724)	(142,539)	(21,882)	(22,983)
Adjustments to maintain reserves	11,543	(696)	40,218	(6,384)	1,492	(874)	3,246	813

Net equity transactions	4,188,404	(2,877,062)	(65,936,257)	(104,604,643)	(4,947,621)	3,370,791	(6,016,423)	(8,801,782)

Net change in contract owners’ equity	(14,504,802)	(3,814,013)	(225,841,334)	(83,398,313)	(51,219,149)	7,343,935	(17,751,302)	(6,204,141)
Contract owners’ equity beginning of period	49,335,431	53,149,444	465,297,842	548,696,155	124,929,701	117,585,766	42,977,034	49,181,175

Contract owners’ equity end of period	$34,830,629	49,335,431	239,456,508	465,297,842	73,710,552	124,929,701	25,225,732	42,977,034

CHANGES IN UNITS:
Beginning units	2,789,752	3,003,653	14,260,866	17,471,027	7,232,672	7,034,417	2,667,862	3,227,567
Units purchased	1,571,725	686,685	901,740	993,906	1,795,788	1,528,406	259,379	235,278
Units redeemed	(1,511,555)	(900,586)	(3,333,298)	(4,204,067)	(2,124,671)	(1,330,151)	(675,347)	(794,983)

Ending units	2,849,922	2,789,752	11,829,308	14,260,866	6,903,789	7,232,672	2,251,894	2,667,862

(Continued)

35

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	DCAPS		DVDLS		DGI		FALFS

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$15,292	(33,687)	(17,381)	(35,119)	(154,519)	(190,325)	(955)	(7,777)
Realized gain (loss) on investments	132,170	1,230,059	(471,383)	(122,864)	289,902	1,218,489	(319,001)	(10,298)
Change in unrealized gain (loss) on investments	(8,439,529)	(25,241)	(569,521)	(767,321)	(13,969,271)	(350,037)	(629,269)	(463,936)
Reinvested capital gains	1,429,961	-	109,712	510,033	2,875,266	1,493,814	395,831	242,233

Net increase (decrease) in contract owners’ equity resulting from operations	(6,862,106)	1,171,131	(948,573)	(415,271)	(10,958,622)	2,171,941	(553,394)	(239,778)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,801,955	1,670,025	16,386	51,666	863,225	1,253,719	35,715	55,265
Transfers between funds	3,009,492	(4,240,799)	(204,289)	(882,557)	(1,070,537)	(2,223,188)	(126,176)	(292,059)
Redemptions (note 3)	(1,596,643)	(1,336,835)	(241,992)	(505,113)	(4,036,911)	(6,123,237)	(250,624)	(135,357)
Annuity benefits	(10,838)	(12,231)	(80)	(147)	(707)	(253)	-	-
Contract maintenance charges (note 2)	(5,305)	(2,476)	(453)	(535)	(14,857)	(17,894)	(327)	(407)
Contingent deferred sales charges (note 2)	(27,844)	(30,536)	(3,884)	(9,329)	(10,118)	(11,539)	(3,429)	(2,799)
Adjustments to maintain reserves	(476)	(670)	(127)	(308)	(316)	(317)	2,258	1

Net equity transactions	3,170,341	(3,953,522)	(434,439)	(1,346,323)	(4,270,221)	(7,122,709)	(342,583)	(375,356)

Net change in contract owners’ equity	(3,691,765)	(2,782,391)	(1,383,012)	(1,761,594)	(15,228,843)	(4,950,768)	(895,977)	(615,134)
Contract owners’ equity beginning of period	22,189,811	24,972,202	2,615,040	4,376,634	29,322,317	34,273,085	1,796,271	2,411,405

Contract owners’ equity end of period	$18,498,046	22,189,811	1,232,028	2,615,040	14,093,474	29,322,317	900,294	1,796,271

CHANGES IN UNITS:
Beginning units	1,388,567	1,641,093	189,656	278,075	1,896,207	2,372,008	123,768	147,270
Units purchased	633,546	221,676	33,234	15,250	99,197	138,241	13,542	7,368
Units redeemed	(343,706)	(474,202)	(77,401)	(103,669)	(446,203)	(614,042)	(42,071)	(30,870)

Ending units	1,678,407	1,388,567	145,489	189,656	1,549,201	1,896,207	95,239	123,768

(Continued)

36

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	FCA2S		FVMOS		FQB		FQBS

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(40,278)	(33,938)	(66,537)	(21,841)	626,415	504,947	1,821,339	1,487,892
Realized gain (loss) on investments	74,309	169,112	(782,026)	(62,910)	(415,572)	(370,067)	(886,850)	(335,016)
Change in unrealized gain (loss) on investments	(993,863)	115,435	(255,965)	(80,754)	(1,429,335)	469,113	(6,204,635)	675,015
Reinvested capital gains	57,519	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(902,313)	250,609	(1,104,528)	(165,505)	(1,218,492)	603,993	(5,270,146)	1,827,891

Equity transactions:
Purchase payments received from contract owners (note 3)	46,785	33,041	392,337	1,320,499	682,154	822,035	4,553,687	6,956,938
Transfers between funds	(142,954)	(186,697)	8,099,609	(1,064,658)	(591,959)	2,084,685	(1,231,820)	(14,262)
Redemptions (note 3)	(191,860)	(155,237)	(1,362,130)	(499,766)	(3,190,091)	(3,229,978)	(6,367,770)	(3,762,736)
Annuity benefits	-	-	-	-	(628)	(648)	-	-
Contract maintenance charges (note 2)	(368)	(342)	(1,634)	(197)	(6,742)	(6,537)	(13,411)	(4,764)
Contingent deferred sales charges (note 2)	(1,902)	(2,705)	(16,249)	(3,714)	(11,311)	(7,792)	(77,276)	(66,058)
Adjustments to maintain reserves	(198)	(116)	(1,312)	(161)	2,976	(127)	1,091	(925)

Net equity transactions	(290,497)	(312,056)	7,110,621	(247,997)	(3,115,601)	(338,362)	(3,135,499)	3,108,193

Net change in contract owners’ equity	(1,192,810)	(61,447)	6,006,093	(413,502)	(4,334,093)	265,631	(8,405,645)	4,936,084
Contract owners’ equity beginning of period	3,164,519	3,225,966	2,944,941	3,358,443	16,036,345	15,770,714	56,663,144	51,727,060

Contract owners’ equity end of period	$1,971,709	3,164,519	8,951,034	2,944,941	11,702,252	16,036,345	48,257,499	56,663,144

CHANGES IN UNITS:
Beginning units	192,944	212,094	295,662	326,855	1,330,368	1,361,037	5,168,222	4,875,943
Units purchased	17,557	18,628	2,376,509	387,050	431,388	646,485	1,451,987	1,423,771
Units redeemed	(36,515)	(37,778)	(1,753,712)	(418,243)	(700,470)	(677,154)	(1,775,828)	(1,131,492)

Ending units	173,986	192,944	918,459	295,662	1,061,286	1,330,368	4,844,381	5,168,222

(Continued)

37

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	FEIP		FEI2		FGP		FG2

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$5,677,503	2,995,154	922,667	92,924	(3,096,547)	(3,571,883)	(707,628)	(897,117)
Realized gain (loss) on investments	(22,853,554)	24,425,527	(5,151,988)	3,087,061	(38,233,407)	(42,957,388)	6,074,074	2,736,045
Change in unrealized gain (loss) on investments	(291,661,312)	(86,433,660)	(72,236,312)	(19,046,126)	(284,292,945)	209,381,825	(42,230,125)	11,949,939
Reinvested capital gains	644,601	66,552,673	147,652	14,939,748	-	613,327	-	57,287

Net increase (decrease) in contract owners’ equity resulting from operations	(308,192,762)	7,539,694	(76,317,981)	(926,393)	(325,622,899)	163,465,881	(36,863,679)	13,846,154

Equity transactions:
Purchase payments received from contract owners (note 3)	15,056,540	19,300,641	13,979,845	27,141,443	15,928,324	19,860,403	11,554,495	7,302,047
Transfers between funds	(30,606,125)	(30,635,671)	(6,409,760)	(8,257,031)	(22,846,169)	(32,437,815)	(21,081,780)	23,190,504
Redemptions (note 3)	(101,550,592)	(147,869,726)	(13,282,440)	(11,613,840)	(86,975,995)	(127,274,990)	(6,360,602)	(6,086,121)
Annuity benefits	(212,404)	(260,951)	(1,681)	(264)	(249,627)	(301,610)	(1,241)	(265)
Contract maintenance charges (note 2)	(298,088)	(364,544)	(46,832)	(17,067)	(366,984)	(421,427)	(11,925)	(6,506)
Contingent deferred sales charges (note 2)	(184,181)	(219,204)	(186,746)	(189,295)	(190,856)	(251,043)	(129,239)	(135,571)
Adjustments to maintain reserves	15,230	11,568	(927)	(2,493)	(9,836)	(12,473)	(637)	(981)

Net equity transactions	(117,779,620)	(160,037,887)	(5,948,541)	7,061,453	(94,711,143)	(140,838,955)	(16,030,929)	24,263,107

Net change in contract owners’ equity	(425,972,382)	(152,498,193)	(82,266,522)	6,135,060	(420,334,042)	22,626,926	(52,894,608)	38,109,261
Contract owners’ equity beginning of period	790,131,218	942,629,411	176,175,854	170,040,794	747,146,384	724,519,458	89,338,917	51,229,656

Contract owners’ equity end of period	$364,158,836	790,131,218	93,909,332	176,175,854	326,812,342	747,146,384	36,444,309	89,338,917

CHANGES IN UNITS:
Beginning units	16,421,321	19,837,866	9,650,205	9,285,688	12,473,199	15,379,782	4,763,730	3,396,781
Units purchased	496,435	701,813	2,227,397	2,386,885	479,120	638,127	2,037,068	2,778,168
Units redeemed	(3,669,599)	(4,118,358)	(2,734,670)	(2,022,368)	(2,637,203)	(3,544,710)	(3,050,263)	(1,411,219)

Ending units	13,248,157	16,421,321	9,142,932	9,650,205	10,315,116	12,473,199	3,750,535	4,763,730

(Continued)

38

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	FHIP		FHIPR		FOP		FOPR

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$5,290,875	6,731,888	960,686	919,612	613,111	1,481,116	1,227,832	3,036,963
Realized gain (loss) on investments	(3,647,174)	(1,014,187)	(1,763,206)	(163,737)	2,224,031	6,851,811	6,254,700	15,212,922
Change in unrealized gain (loss) on investments	(23,167,718)	(3,213,240)	(2,437,907)	(927,735)	(41,003,814)	(2,461,123)	(82,518,425)	(5,920,382)
Reinvested capital gains	-	-	-	-	7,179,319	4,937,611	14,196,989	10,719,798

Net increase (decrease) in contract owners’ equity resulting from operations	(21,524,017)	2,504,461	(3,240,427)	(171,860)	(30,987,353)	10,809,415	(60,838,904)	23,049,301

Equity transactions:
Purchase payments received from contract owners (note 3)	897	1,356,902	2,490,054	2,036,790	4,566,925	5,478,045	(11,571)	33,919
Transfers between funds	(7,375,107)	(32,864,736)	4,981,696	12,741,219	(5,043,846)	(562,141)	(4,060,821)	(4,929,862)
Redemptions (note 3)	(14,961,277)	(24,416,043)	(2,179,479)	(2,409,590)	(9,493,858)	(12,645,384)	(16,807,021)	(25,565,742)
Annuity benefits	(11,911)	(17,044)	-	-	(2,336)	(1,367)	(25,661)	(35,793)
Contract maintenance charges (note 2)	(43,012)	(53,063)	(4,253)	(1,820)	(20,961)	(23,507)	(63,642)	(76,516)
Contingent deferred sales charges (note 2)	(23,303)	(43,593)	(7,054)	(2,128)	(32,545)	(47,528)	(10,816)	(25,077)
Adjustments to maintain reserves	(4,812)	1,254	16	7,298	(9,386)	22,881	2,591	(8,103)

Net equity transactions	(22,418,525)	(56,036,323)	5,280,980	12,371,769	(10,036,007)	(7,779,001)	(20,976,941)	(30,607,174)

Net change in contract owners’ equity	(43,942,542)	(53,531,862)	2,040,553	12,199,909	(41,023,360)	3,030,414	(81,815,845)	(7,557,873)
Contract owners’ equity beginning of period	100,103,750	153,635,612	12,199,909	-	75,578,818	72,548,404	150,627,421	158,185,294

Contract owners’ equity end of period	$56,161,208	100,103,750	14,240,462	12,199,909	34,555,458	75,578,818	68,811,576	150,627,421

CHANGES IN UNITS:
Beginning units	4,420,785	7,076,863	1,244,598	-	3,885,215	4,321,249	4,559,645	5,556,872
Units purchased	-	499,761	2,792,494	2,989,379	515,738	863,243	-	-
Units redeemed	(1,086,911)	(3,155,839)	(2,077,002)	(1,744,781)	(1,197,183)	(1,299,277)	(817,638)	(997,227)

Ending units	3,333,874	4,420,785	1,960,090	1,244,598	3,203,770	3,885,215	3,742,007	4,559,645

(Continued)

39

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	FO2		FO2R		FAMP		FCP

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$51,280	129,897	403,086	892,230	2,556,993	13,211,165	(2,198,685)	(3,214,011)
Realized gain (loss) on investments	87,804	482,769	778,749	3,107,671	(9,709,223)	(2,449,644)	(17,816,928)	31,808,380
Change in unrealized gain (loss) on investments	(4,593,216)	34,575	(38,945,580)	425,517	(90,964,532)	17,639,565	(275,843,406)	(93,687,021)
Reinvested capital gains	822,369	605,213	7,101,800	3,454,152	24,368,853	8,056,729	16,152,805	171,059,909

Net increase (decrease) in contract owners’ equity resulting from operations	(3,631,763)	1,252,454	(30,661,945)	7,879,570	(73,747,909)	36,457,815	(279,706,214)	105,967,257

Equity transactions:
Purchase payments received from contract owners (note 3)	(167)	-	9,704,743	12,104,049	5,213,048	6,023,184	16,761,861	21,316,246
Transfers between funds	(557,841)	(873,526)	(8,438,623)	7,490,542	(5,935,338)	(9,534,366)	(27,428,407)	(16,810,481)
Redemptions (note 3)	(473,569)	(397,450)	(6,502,983)	(4,835,717)	(37,525,307)	(46,666,315)	(83,447,730)	(124,597,427)
Annuity benefits	-	-	(7,195)	(8,406)	(55,470)	(56,534)	(126,245)	(129,623)
Contract maintenance charges (note 2)	(774)	(854)	(14,892)	(4,849)	(132,736)	(146,796)	(245,299)	(277,997)
Contingent deferred sales charges (note 2)	(7,550)	(3,020)	(60,537)	(88,045)	(41,623)	(58,951)	(169,102)	(238,305)
Adjustments to maintain reserves	(218)	(14)	(459)	(1,143)	(5,658)	3,565	7,927	3,590

Net equity transactions	(1,040,119)	(1,274,864)	(5,319,946)	14,656,431	(38,483,084)	(50,436,213)	(94,646,995)	(120,733,997)

Net change in contract owners’ equity	(4,671,882)	(22,410)	(35,981,891)	22,536,001	(112,230,993)	(13,978,398)	(374,353,209)	(14,766,740)
Contract owners’ equity beginning of period	8,701,501	8,723,911	71,531,400	48,995,399	273,081,048	287,059,446	707,372,081	722,138,821

Contract owners’ equity end of period	$4,029,619	8,701,501	35,549,509	71,531,400	160,850,055	273,081,048	333,018,872	707,372,081

CHANGES IN UNITS:
Beginning units	341,789	395,811	4,158,503	3,262,947	8,375,163	10,118,900	18,212,023	21,578,263
Units purchased	-	-	1,663,221	2,001,464	289,886	241,950	1,249,080	1,567,253
Units redeemed	(54,954)	(54,022)	(2,082,459)	(1,105,908)	(1,698,734)	(1,985,687)	(4,349,635)	(4,933,493)

Ending units	286,835	341,789	3,739,265	4,158,503	6,966,315	8,375,163	15,111,468	18,212,023

(Continued)

40

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	FC2		FIGBS		FIGBP2		FGOP

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(2,770,700)	(3,017,896)	573,111	493,230	9,553,189	3,080,879	(210,662)	(413,842)
Realized gain (loss) on investments	(12,810,315)	8,826,918	(193,446)	(200,098)	(4,179,131)	(1,658)	1,772,452	2,373,422
Change in unrealized gain (loss) on investments	(165,897,358)	(51,712,817)	(1,327,820)	236,054	(29,568,921)	5,288,689	(17,621,870)	3,988,330
Reinvested capital gains	9,589,329	97,774,253	16,585	-	351,270	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(171,889,044)	51,870,458	(931,570)	529,186	(23,843,593)	8,367,910	(16,060,080)	5,947,910

Equity transactions:
Purchase payments received from contract owners (note 3)	24,540,391	67,268,011	1,162,018	1,568,970	54,687,190	129,090,048	827,653	938,683
Transfers between funds	(22,808,450)	(13,029,550)	2,734,818	3,693,224	(36,533,551)	130,207,389	(1,519,935)	511,508
Redemptions (note 3)	(31,452,400)	(21,253,658)	(4,592,430)	(3,441,214)	(27,861,079)	(13,914,283)	(3,782,398)	(5,670,702)
Annuity benefits	(17,617)	(8,710)	(4,346)	(4,478)	(7,410)	(7,306)	-	(547)
Contract maintenance charges (note 2)	(65,845)	(34,466)	(7,149)	(5,677)	(980,104)	(289,833)	(14,775)	(17,715)
Contingent deferred sales charges (note 2)	(455,251)	(394,201)	(13,406)	(8,999)	(505,009)	(182,075)	(11,890)	(12,140)
Adjustments to maintain reserves	(1,646)	(4,781)	(98)	114	(1,076)	(3,732)	(44)	(248)

Net equity transactions	(30,260,818)	32,542,645	(720,593)	1,801,940	(11,201,039)	244,900,208	(4,501,389)	(4,251,161)

Net change in contract owners’ equity	(202,149,862)	84,413,103	(1,652,163)	2,331,126	(35,044,632)	253,268,118	(20,561,469)	1,696,749
Contract owners’ equity beginning of period	404,097,470	319,684,367	20,337,651	18,006,525	440,419,419	187,151,301	31,965,894	30,269,145

Contract owners’ equity end of period	$201,947,608	404,097,470	18,685,488	20,337,651	405,374,787	440,419,419	11,404,425	31,965,894

CHANGES IN UNITS:
Beginning units	18,440,700	16,826,492	1,827,483	1,663,367	39,988,032	17,350,200	2,355,583	2,712,499
Units purchased	3,715,233	5,959,072	790,286	780,274	11,211,521	25,764,127	255,235	299,340
Units redeemed	(5,817,564)	(4,344,864)	(856,904)	(616,158)	(12,404,128)	(3,126,295)	(717,512)	(656,256)

Ending units	16,338,369	18,440,700	1,760,865	1,827,483	38,795,425	39,988,032	1,893,306	2,355,583

(Continued)

41

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	FMCS		FMC2		FVSS		FVSS2

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(183,971)	(110,208)	(2,673,061)	(2,392,348)	(65,277)	(84,586)	(178,921)	(280,001)
Realized gain (loss) on investments	(1,347,315)	220,132	(5,827,333)	7,782,216	(1,887,361)	193,171	(2,317,552)	191,427
Change in unrealized gain (loss) on investments	(10,922,741)	736,988	(116,415,162)	1,323,816	(6,183,535)	(1,040,611)	(11,614,273)	(1,569,302)
Reinvested capital gains	2,951,026	1,197,867	31,427,590	17,794,132	2,098,363	1,660,822	3,632,807	2,754,390

Net increase (decrease) in contract owners’ equity resulting from operations	(9,503,001)	2,044,779	(93,487,966)	24,507,816	(6,037,810)	728,796	(10,477,939)	1,096,514

Equity transactions:
Purchase payments received from contract owners (note 3)	1,242,554	1,404,189	31,139,795	39,733,200	621,435	1,020,007	207,268	350,805
Transfers between funds	3,881,020	9,801,087	(15,335,365)	(6,889,505)	(1,670,391)	(203,694)	(2,333,561)	(1,457,584)
Redemptions (note 3)	(3,115,704)	(2,352,959)	(17,969,094)	(13,052,427)	(1,338,013)	(2,788,618)	(1,402,382)	(2,088,186)
Annuity benefits	(1,648)	(1,345)	(12,539)	(13,759)	(1,652)	(2,185)	-	-
Contract maintenance charges (note 2)	(7,176)	(5,295)	(69,752)	(18,182)	(4,279)	(6,146)	(2,429)	(3,124)
Contingent deferred sales charges (note 2)	(11,593)	(5,821)	(273,436)	(273,159)	(10,903)	(10,035)	(28,661)	(29,920)
Adjustments to maintain reserves	397	1,122	(3,479)	(3,858)	(82)	(62)	(389)	(692)

Net equity transactions	1,987,850	8,840,978	(2,523,870)	19,482,310	(2,403,885)	(1,990,733)	(3,560,154)	(3,228,701)

Net change in contract owners’ equity	(7,515,151)	10,885,757	(96,011,836)	43,990,126	(8,441,695)	(1,261,937)	(14,038,093)	(2,132,187)
Contract owners’ equity beginning of period	21,146,530	10,260,773	228,760,061	184,769,935	13,268,239	14,530,176	22,900,224	25,032,411

Contract owners’ equity end of period	$13,631,379	21,146,530	132,748,225	228,760,061	4,826,544	13,268,239	8,862,131	22,900,224

CHANGES IN UNITS:
Beginning units	1,880,661	1,041,179	8,968,155	8,219,016	841,048	959,780	1,045,050	1,184,531
Units purchased	974,883	1,436,561	3,298,099	3,375,566	126,574	493,569	104,473	233,355
Units redeemed	(824,655)	(597,079)	(3,487,133)	(2,626,427)	(332,690)	(612,301)	(304,847)	(372,836)

Ending units	2,030,889	1,880,661	8,779,121	8,968,155	634,932	841,048	844,676	1,045,050

(Continued)

42

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	FNRS2		FF10S		FF10S2		FF20S

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(1,737,258)	(1,085,512)	81,885	70,444	458,338	208,068	91,404	64,766
Realized gain (loss) on investments	(2,801,675)	677,253	(296,731)	144,814	(138,352)	808,691	(274,304)	70,701
Change in unrealized gain (loss) on investments	(73,540,004)	22,153,876	(1,585,913)	(146,708)	(16,682,727)	220,289	(2,577,127)	(29,909)
Reinvested capital gains	3,709,816	4,665,935	225,333	102,779	2,023,856	1,113,763	333,979	152,908

Net increase (decrease) in contract owners’ equity resulting from operations	(74,369,121)	26,411,552	(1,575,426)	171,329	(14,338,885)	2,350,811	(2,426,048)	258,466

Equity transactions:
Purchase payments received from contract owners (note 3)	13,947,269	18,747,996	260,274	267,883	9,245,526	8,174,884	719,159	902,302
Transfers between funds	10,630,753	35,298,613	2,427,197	3,393,807	4,366,667	5,603,004	2,450,958	3,646,238
Redemptions (note 3)	(13,721,131)	(6,729,964)	(1,752,731)	(371,701)	(3,195,339)	(1,810,389)	(1,265,296)	(292,758)
Annuity benefits	(1,017)	-	(9,088)	(7,620)	-	-	-	-
Contract maintenance charges (note 2)	(18,714)	(8,600)	(2,045)	(1,030)	(39,167)	(2,141)	(3,543)	(1,791)
Contingent deferred sales charges (note 2)	(185,659)	(86,561)	(619)	(1,046)	(64,656)	(41,992)	(3,114)	(289)
Adjustments to maintain reserves	2,373	7,080	1,600	3,901	(264)	(937)	(41)	(52)

Net equity transactions	10,653,874	47,228,564	924,588	3,284,194	10,312,767	11,922,429	1,898,123	4,253,650

Net change in contract owners’ equity	(63,715,247)	73,640,116	(650,838)	3,455,523	(4,026,118)	14,273,240	(527,925)	4,512,116
Contract owners’ equity beginning of period	118,510,583	44,870,467	5,167,038	1,711,515	45,656,435	31,383,195	5,970,926	1,458,810

Contract owners’ equity end of period	$54,795,336	118,510,583	4,516,200	5,167,038	41,630,317	45,656,435	5,443,001	5,970,926

CHANGES IN UNITS:
Beginning units	5,413,172	2,923,524	450,333	162,866	3,748,220	2,744,382	521,510	138,522
Units purchased	4,290,235	4,130,822	344,061	506,460	1,573,560	1,686,206	414,570	491,287
Units redeemed	(4,108,920)	(1,641,174)	(259,726)	(218,993)	(676,491)	(682,368)	(220,226)	(108,299)

Ending units	5,594,487	5,413,172	534,668	450,333	4,645,289	3,748,220	715,854	521,510

(Continued)

43

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	FF20S2		FF30S		FF30S2		FTVDM3

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$662,201	361,556	48,944	42,417	60,859	53,768	470,357	142,302
Realized gain (loss) on investments	21,400	931,099	(109,513)	29,172	(195,897)	384,447	(3,006,698)	1,856,941
Change in unrealized gain (loss) on investments	(32,866,723)	226,850	(2,111,373)	(11,503)	(9,367,301)	131,830	(33,613,986)	4,448,163
Reinvested capital gains	3,851,746	1,988,265	293,628	114,826	1,294,149	707,001	8,020,747	2,542,511

Net increase (decrease) in contract owners’ equity resulting from operations	(28,331,376)	3,507,770	(1,878,314)	174,912	(8,208,190)	1,277,046	(28,129,580)	8,989,917

Equity transactions:
Purchase payments received from contract owners (note 3)	22,776,707	20,625,979	578,100	372,998	2,613,199	2,333,052	4,579,194	14,153,137
Transfers between funds	(2,330,118)	9,880,933	1,649,955	2,370,626	725,979	3,306,770	(9,723,919)	10,471,829
Redemptions (note 3)	(2,832,453)	(1,658,227)	(501,886)	(254,255)	(605,084)	(1,557,617)	(4,096,581)	(2,862,236)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(93,340)	(5,086)	(3,146)	(1,204)	(3,615)	(2,325)	(4,953)	(3,356)
Contingent deferred sales charges (note 2)	(64,725)	(47,115)	(3,986)	(408)	(29,498)	(12,709)	(40,311)	(29,483)
Adjustments to maintain reserves	(362)	(1,030)	(52)	(43)	(220)	(472)	(296)	(1,074)

Net equity transactions	17,455,709	28,795,454	1,718,985	2,487,714	2,700,761	4,066,699	(9,286,866)	21,728,817

Net change in contract owners’ equity	(10,875,667)	32,303,224	(159,329)	2,662,626	(5,507,429)	5,343,745	(37,416,446)	30,718,734
Contract owners’ equity beginning of period	70,902,100	38,598,876	3,564,229	901,603	18,889,628	13,545,883	57,939,683	27,220,949

Contract owners’ equity end of period	$60,026,433	70,902,100	3,404,900	3,564,229	13,382,199	18,889,628	20,523,237	57,939,683

CHANGES IN UNITS:
Beginning units	5,452,403	3,209,353	307,780	85,450	1,398,391	1,094,121	2,877,413	1,703,817
Units purchased	2,745,262	2,900,617	254,240	254,884	465,516	478,215	898,785	2,132,537
Units redeemed	(1,224,809)	(657,567)	(80,959)	(32,554)	(232,154)	(173,945)	(1,594,885)	(958,941)

Ending units	6,972,856	5,452,403	481,061	307,780	1,631,753	1,398,391	2,181,313	2,877,413

(Continued)

44

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	TIF2		TIF3		FTVFA2		FTVGI3

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$72,550	50,631	2,424,086	591,786	61,007	-	1,644,726	414,754
Realized gain (loss) on investments	285,311	583,592	(462,609)	1,988,833	(222,094)	-	1,664,983	247,886
Change in unrealized gain (loss) on investments	(5,172,569)	267,413	(195,001,260)	13,541,621	(1,020,448)	-	(1,226,528)	2,350,963
Reinvested capital gains	791,782	497,111	30,093,721	8,774,230	82,293	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(4,022,926)	1,398,747	(162,946,062)	24,896,470	(1,099,242)	-	2,083,181	3,013,603

Equity transactions:
Purchase payments received from contract owners (note 3)	240	(45)	45,352,141	92,115,792	3,293,358	-	10,685,522	14,948,684
Transfers between funds	(1,010,456)	(794,699)	105,133,869	41,279,493	877,152	-	19,578,727	13,791,640
Redemptions (note 3)	(921,631)	(691,964)	(17,474,546)	(9,135,075)	(61,177)	-	(9,521,295)	(2,937,332)
Annuity benefits	(263)	(492)	(112)	-	-	-	(8,798)	(1,027)
Contract maintenance charges (note 2)	(596)	(664)	(737,024)	(181,635)	(64)	-	(8,568)	(2,501)
Contingent deferred sales charges (note 2)	(8,216)	(10,506)	(295,887)	(119,663)	(26)	-	(63,625)	(32,894)
Adjustments to maintain reserves	(215)	(173)	(1,162)	(3,185)	256	-	3,595	47

Net equity transactions	(1,941,137)	(1,498,543)	131,977,279	123,955,727	4,109,499	-	20,665,558	25,766,617

Net change in contract owners’ equity	(5,964,063)	(99,796)	(30,968,783)	148,852,197	3,010,257	-	22,748,739	28,780,220
Contract owners’ equity beginning of period	10,934,251	11,034,047	278,332,427	129,480,230	-	-	49,505,618	20,725,398

Contract owners’ equity end of period	$4,970,188	10,934,251	247,363,644	278,332,427	3,010,257	-	72,254,357	49,505,618

CHANGES IN UNITS:
Beginning units	462,809	531,179	16,511,364	8,716,921	-	-	4,159,217	1,905,578
Units purchased	-	2	11,702,008	9,858,507	579,634	-	4,652,546	3,029,384
Units redeemed	(104,196)	(68,372)	(3,107,113)	(2,064,064)	(122,746)	-	(3,014,367)	(775,745)

Ending units	358,613	462,809	25,106,259	16,511,364	456,888	-	5,797,396	4,159,217

(Continued)

45

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	FTVIS2		FTVRD2		FTVSV2		JABS

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$4,364,117	1,755,877	159,462	908,977	(288,440)	(640,922)	125,934	112,280
Realized gain (loss) on investments	(2,934,344)	925,152	376,867	5,371,438	(3,081,708)	2,722,686	308,033	667,846
Change in unrealized gain (loss) on investments	(43,482,423)	(2,969,736)	(31,168,994)	(13,232,060)	(29,546,354)	(10,194,969)	(3,702,766)	338,043
Reinvested capital gains	2,533,976	602,382	738,658	1,911,675	4,959,744	5,066,896	878,177	-

Net increase (decrease) in contract owners’ equity resulting from operations	(39,518,674)	313,675	(29,894,007)	(5,039,970)	(27,956,758)	(3,046,309)	(2,390,622)	1,118,169

Equity transactions:
Purchase payments received from contract owners (note 3)	20,534,987	60,359,911	841,265	1,515,716	6,614,969	13,328,207	92,722	944,500
Transfers between funds	(3,303,357)	16,101,939	(9,232,143)	(13,460,323)	10,769,000	(4,905,520)	524,745	59,092
Redemptions (note 3)	(14,126,080)	(9,092,430)	(7,905,203)	(9,724,106)	(6,034,552)	(4,733,429)	(1,356,200)	(1,621,227)
Annuity benefits	(20,210)	(1,664)	(6,273)	-	(7,064)	(7,707)	-	-
Contract maintenance charges (note 2)	(13,345)	(7,056)	(10,764)	(11,823)	(16,944)	(7,032)	(1,174)	(1,103)
Contingent deferred sales charges (note 2)	(66,637)	(45,423)	(147,926)	(173,592)	(65,128)	(74,562)	(24,357)	(13,382)
Adjustments to maintain reserves	(1,253)	(2,108)	(1,279)	(2,577)	(574)	(1,304)	(252)	(329)

Net equity transactions	3,004,105	67,313,169	(16,462,323)	(21,856,705)	11,259,707	3,598,653	(764,516)	(632,449)

Net change in contract owners’ equity	(36,514,569)	67,626,844	(46,356,330)	(26,896,675)	(16,697,051)	552,344	(3,155,138)	485,720
Contract owners’ equity beginning of period	120,378,140	52,751,296	115,583,625	142,480,300	68,699,772	68,147,428	13,784,481	13,298,761

Contract owners’ equity end of period	$83,863,571	120,378,140	69,227,295	115,583,625	52,002,721	68,699,772	10,629,343	13,784,481

CHANGES IN UNITS:
Beginning units	10,613,089	4,753,427	7,191,142	8,485,936	3,336,527	3,184,805	908,896	946,961
Units purchased	3,826,878	8,902,568	317,559	432,490	2,181,594	1,214,966	156,392	162,416
Units redeemed	(3,773,231)	(3,042,906)	(1,502,746)	(1,727,284)	(1,670,665)	(1,063,244)	(216,739)	(200,481)

Ending units	10,666,736	10,613,089	6,005,955	7,191,142	3,847,456	3,336,527	848,549	908,896

(Continued)

46

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	JACAS		JAGTS		JAGTS2		JARLCS

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(1,202,245)	(557,024)	(33,407)	(38,698)	(52,967)	(51,839)	(44,748)	(34,949)
Realized gain (loss) on investments	5,447,413	3,764,608	38,484	191,855	128,343	339,669	(306,315)	1,291
Change in unrealized gain (loss) on investments	(52,133,402)	10,754,973	(1,494,358)	529,683	(2,559,215)	662,657	(2,186,695)	158,956
Reinvested capital gains	-	-	-	-	-	-	315,293	36,765

Net increase (decrease) in contract owners’ equity resulting from operations	(47,888,234)	13,962,557	(1,489,281)	682,840	(2,483,839)	950,487	(2,222,465)	162,063

Equity transactions:
Purchase payments received from contract owners (note 3)	20,346,851	9,223,467	27	14,664	365,224	425,897	599,323	1,107,810
Transfers between funds	29,860,354	18,248,615	(102,694)	(210,318)	(135,789)	260,877	67,925	804,100
Redemptions (note 3)	(10,166,360)	(6,682,388)	(298,831)	(779,204)	(688,250)	(877,884)	(352,383)	(436,812)
Annuity benefits	(700)	-	(2,111)	(3,601)	-	-	-	-
Contract maintenance charges (note 2)	(34,096)	(16,647)	(2,238)	(2,894)	(2,457)	(2,838)	(3,940)	(1,150)
Contingent deferred sales charges (note 2)	(71,277)	(34,003)	(993)	(1,793)	(7,011)	(7,614)	(4,733)	(2,672)
Adjustments to maintain reserves	1,719	(748)	(42)	192	(61)	(105)	(335)	(88)

Net equity transactions	39,936,491	20,738,296	(406,882)	(982,954)	(468,344)	(201,667)	305,857	1,471,188

Net change in contract owners’ equity	(7,951,743)	34,700,853	(1,896,163)	(300,114)	(2,952,183)	748,820	(1,916,608)	1,633,251
Contract owners’ equity beginning of period	70,732,848	36,031,995	3,601,007	3,901,121	5,684,417	4,935,597	5,521,409	3,888,158

Contract owners’ equity end of period	$62,781,105	70,732,848	1,704,844	3,601,007	2,732,234	5,684,417	3,604,801	5,521,409

CHANGES IN UNITS:
Beginning units	4,763,489	3,715,916	733,774	957,855	394,297	411,359	321,741	237,661
Units purchased	5,477,446	2,704,592	11	11	89,588	126,431	116,016	156,119
Units redeemed	(3,481,914)	(1,657,019)	(105,346)	(224,092)	(141,691)	(143,493)	(104,073)	(72,039)

Ending units	6,759,021	4,763,489	628,439	733,774	342,194	394,297	333,684	321,741

(Continued)

47

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	JAIGS		JAIGS2		JPMCVP		AMTB

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$158,819	(156,708)	2,413,896	(1,624,324)	(18,465)	(73,909)	11,643,554	4,970,246
Realized gain (loss) on investments	1,200,673	2,057,006	888,368	17,415,838	(282,010)	1,183,682	(6,916,343)	(51,493)
Change in unrealized gain (loss) on investments	(11,032,905)	1,953,928	(164,883,295)	20,757,709	(4,220,454)	(1,501,526)	(69,873,829)	4,373,193
Reinvested capital gains	1,749,821	-	29,018,198	-	757,541	751,956	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(7,923,592)	3,854,226	(132,562,833)	36,549,223	(3,763,388)	360,203	(65,146,618)	9,291,946

Equity transactions:
Purchase payments received from contract owners (note 3)	16	680	26,061,804	47,534,341	2,388	506	46,151,488	109,786,029
Transfers between funds	(569,698)	(699,357)	25,621,230	12,721,092	(1,897,401)	(2,912,693)	(16,349,739)	103,535,867
Redemptions (note 3)	(1,825,649)	(2,609,197)	(18,399,288)	(15,310,850)	(1,524,694)	(2,876,707)	(32,682,793)	(22,142,382)
Annuity benefits	-	-	(9,306)	(2,576)	-	-	(109,799)	(107,624)
Contract maintenance charges (note 2)	(5,719)	(6,647)	(248,258)	(63,339)	(3,944)	(5,913)	(820,871)	(276,139)
Contingent deferred sales charges (note 2)	(5,216)	(8,581)	(158,807)	(111,548)	(3,168)	(7,222)	(403,006)	(157,552)
Adjustments to maintain reserves	(159)	(205)	(1,829)	(1,366)	(107)	1,852	(501)	(3,531)

Net equity transactions	(2,406,425)	(3,323,307)	32,865,546	44,765,754	(3,426,926)	(5,800,177)	(4,215,221)	190,634,668

Net change in contract owners’ equity	(10,330,017)	530,919	(99,697,287)	81,314,977	(7,190,314)	(5,439,974)	(69,361,839)	199,926,614
Contract owners’ equity beginning of period	16,732,189	16,201,270	213,023,938	131,708,961	13,355,230	18,795,204	425,289,341	225,362,727

Contract owners’ equity end of period	$6,402,172	16,732,189	113,326,651	213,023,938	6,164,916	13,355,230	355,927,502	425,289,341

CHANGES IN UNITS:
Beginning units	879,729	1,090,672	7,719,861	6,010,855	934,069	1,328,877	38,220,042	19,400,879
Units purchased	2	-	4,890,572	5,553,636	3	194	11,189,513	22,942,764
Units redeemed	(168,548)	(210,943)	(3,808,428)	(3,844,630)	(279,772)	(395,002)	(11,252,893)	(4,123,601)

Ending units	711,183	879,729	8,802,005	7,719,861	654,300	934,069	38,156,662	38,220,042

(Continued)

48

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	MIGSC		MVFSC		VFLG2		VFLV2

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(239,834)	(371,681)	(489,019)	(686,069)	(9,189)	(11,477)	(2,425)	(6,292)
Realized gain (loss) on investments	296,205	873,208	(859,714)	3,943,426	(14,031)	10,523	(35,752)	15,420
Change in unrealized gain (loss) on investments	(8,713,387)	1,587,059	(36,555,708)	(741,302)	(415,411)	2,807	(612,992)	(71,080)
Reinvested capital gains	884,134	-	3,527,887	1,109,528	-	78,019	-	57,469

Net increase (decrease) in contract owners’ equity resulting from operations	(7,772,882)	2,088,586	(34,376,554)	3,625,583	(438,631)	79,872	(651,169)	(4,483)

Equity transactions:
Purchase payments received from contract owners (note 3)	235,657	288,059	17,889,714	20,068,045	17,061	28,060	35,992	103,164
Transfers between funds	(1,661,844)	(1,704,916)	7,683,235	6,096,628	3,759	(5,919)	30,223	91,259
Redemptions (note 3)	(1,760,534)	(1,866,683)	(7,284,229)	(4,958,785)	(70,267)	(28,878)	(114,095)	(26,857)
Annuity benefits	-	-	(1,856)	(1,291)	-	-	-	-
Contract maintenance charges (note 2)	(1,548)	(1,738)	(39,200)	(6,065)	(158)	(187)	(371)	(288)
Contingent deferred sales charges (note 2)	(26,310)	(25,278)	(71,790)	(50,946)	(273)	(588)	(1,047)	(423)
Adjustments to maintain reserves	(358)	(837)	(612)	(841)	(66)	21	66	(204)

Net equity transactions	(3,214,937)	(3,311,393)	18,175,262	21,146,745	(49,944)	(7,491)	(49,232)	166,651

Net change in contract owners’ equity	(10,987,819)	(1,222,807)	(16,201,292)	24,772,328	(488,575)	72,381	(700,401)	162,168
Contract owners’ equity beginning of period	22,610,416	23,833,223	87,883,194	63,110,866	1,130,341	1,057,960	1,613,063	1,450,895

Contract owners’ equity end of period	$11,622,597	22,610,416	71,681,902	87,883,194	641,766	1,130,341	912,662	1,613,063

CHANGES IN UNITS:
Beginning units	1,427,758	1,642,788	4,556,477	3,466,377	90,603	91,381	111,241	100,046
Units purchased	45,321	60,622	2,760,441	2,935,129	7,443	4,516	11,553	16,943
Units redeemed	(288,236)	(275,652)	(1,694,000)	(1,845,029)	(12,268)	(5,294)	(17,220)	(5,748)

Ending units	1,184,843	1,427,758	5,622,918	4,556,477	85,778	90,603	105,574	111,241

(Continued)

49

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	MBVAG2		MBVCG2		VFMG2		GVAAA2

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(3,103)	(534)	1,513	1,243	(11,264)	47,018	8,527,925	3,667,513
Realized gain (loss) on investments	(9,530)	7,299	(455)	70	(146,529)	62,305	(8,426)	81,539
Change in unrealized gain (loss) on investments	(153,303)	(5,275)	(45,297)	264	(2,529,186)	63,901	(230,496,031)	(962,937)
Reinvested capital gains	27,030	18,885	5,733	1,824	375,196	259,167	7,726,101	144,817

Net increase (decrease) in contract owners’ equity resulting from operations	(138,906)	20,375	(38,506)	3,401	(2,311,783)	432,391	(214,250,431)	2,930,932

Equity transactions:
Purchase payments received from contract owners (note 3)	600	57,179	-	1,113	34,646	340,254	248,396,163	266,728,417
Transfers between funds	(111,280)	34,450	145,955	-	(263,545)	(178,749)	145,373,791	66,508,920
Redemptions (note 3)	(13,080)	(12,074)	(507)	(526)	(735,098)	(764,758)	(28,276,708)	(10,237,381)
Annuity benefits	-	-	-	-	-	-	(2,955)	(2,035)
Contract maintenance charges (note 2)	(67)	-	(11)	(19)	(2,056)	(2,247)	(2,105,668)	(589,069)
Contingent deferred sales charges (note 2)	-	-	(3)	(3)	(4,877)	(23,509)	(323,689)	(79,110)
Adjustments to maintain reserves	(21)	(17)	(4)	(4)	(109)	496	(262)	(2,654)

Net equity transactions	(123,848)	79,538	145,430	561	(971,039)	(628,513)	363,060,672	322,327,088

Net change in contract owners’ equity	(262,754)	99,913	106,924	3,962	(3,282,822)	(196,122)	148,810,241	325,258,020
Contract owners’ equity beginning of period	429,215	329,302	92,000	88,038	8,384,121	8,580,243	460,786,908	135,528,888

Contract owners’ equity end of period	$166,461	429,215	198,924	92,000	5,101,299	8,384,121	609,597,149	460,786,908

CHANGES IN UNITS:
Beginning units	33,329	27,147	8,194	8,142	651,956	703,592	42,263,897	12,975,664
Units purchased	1,612	7,132	15,171	102	12,294	38,890	46,307,079	32,535,961
Units redeemed	(12,811)	(950)	(859)	(50)	(96,337)	(90,526)	(7,409,892)	(3,247,728)

Ending units	22,130	33,329	22,506	8,194	567,913	651,956	81,161,084	42,263,897

(Continued)

50

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	GVABD2		GVAGG2		GVAGR2		GVAGI2

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$12,623,639	5,187,817	873,431	624,057	749,332	(715,974)	2,488,825	548,501
Realized gain (loss) on investments	(1,107,239)	57,966	(541,185)	492,123	(463,206)	4,030,744	-	(628,019)
Change in unrealized gain (loss) on investments	(42,404,672)	(4,637,429)	(34,038,519)	2,859,178	(80,329,880)	3,605,787	(92,277,536)	(2,943,263)
Reinvested capital gains	198,457	-	2,196,350	-	7,748,903	25,869	65,984	-

Net increase (decrease) in contract owners’ equity resulting from operations	(30,689,815)	608,354	(31,509,923)	3,975,358	(72,294,851)	6,946,426	(89,722,727)	(3,022,781)

Equity transactions:
Purchase payments received from contract owners (note 3)	90,238,362	46,979,002	15,712,870	24,279,156	36,392,316	52,710,282	88,885,170	33,402,993
Transfers between funds	130,224,709	68,646,459	9,682,475	15,983,159	18,006,009	24,488,614	154,504,897	49,870,276
Redemptions (note 3)	(13,369,608)	(3,533,620)	(7,761,292)	(2,538,830)	(10,219,568)	(4,743,918)	(7,859,811)	(377,505)
Annuity benefits	-	-	-	-	-	-	(883)	-
Contract maintenance charges (note 2)	(227,954)	(3,343)	(37,970)	(4,074)	(149,137)	(43,164)	(150,540)	(496)
Contingent deferred sales charges (note 2)	(186,091)	(18,253)	(63,605)	(15,938)	(117,815)	(47,470)	(117,963)	(211)
Adjustments to maintain reserves	(808)	(441)	2,971	(1,737)	1,661	(2,658)	(9,261)	(300)

Net equity transactions	206,678,610	112,069,804	17,535,449	37,701,736	43,913,466	72,361,686	235,251,609	82,894,757

Net change in contract owners’ equity	175,988,795	112,678,158	(13,974,474)	41,677,094	(28,381,385)	79,308,112	145,528,882	79,871,976
Contract owners’ equity beginning of period	130,936,805	18,258,647	64,844,710	23,167,616	127,268,601	47,960,489	79,871,976	-

Contract owners’ equity end of period	$306,925,600	130,936,805	50,870,236	64,844,710	98,887,216	127,268,601	225,400,858	79,871,976

CHANGES IN UNITS:
Beginning units	12,421,457	1,749,769	5,365,947	2,159,481	11,269,769	4,677,116	8,176,408	-
Units purchased	26,107,114	11,754,421	3,688,385	4,223,047	7,670,142	7,934,364	32,655,573	8,444,895
Units redeemed	(5,495,584)	(1,082,733)	(2,084,507)	(1,016,581)	(2,984,876)	(1,341,711)	(2,793,446)	(268,487)

Ending units	33,032,987	12,421,457	6,969,825	5,365,947	15,955,035	11,269,769	38,038,535	8,176,408

(Continued)

51

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	NVCRA2		NVCRB2		NVCCA2		NVCCN2

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$21,171	-	547,993	-	487,875	-	293,229	-
Realized gain (loss) on investments	(184,138)	-	-	-	(88,603)	-	(289,119)	-
Change in unrealized gain (loss) on investments	(1,248,138)	-	(16,020,501)	-	(23,141,646)	-	(1,666,421)	-
Reinvested capital gains	85,124	-	661,128	-	1,022,826	-	78,376	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,325,981)	-	(14,811,380)	-	(21,719,548)	-	(1,583,935)	-

Equity transactions:
Purchase payments received from contract owners (note 3)	3,246,074	-	43,186,562	-	59,959,588	-	21,912,130	-
Transfers between funds	2,643,727	-	113,901,917	-	72,716,703	-	28,618,092	-
Redemptions (note 3)	(196,801)	-	(791,634)	-	(771,468)	-	(1,590,700)	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(215)	-	(7,564)	-	(23,260)	-	(22,818)	-
Contingent deferred sales charges (note 2)	(251)	-	(7,000)	-	(7,518)	-	(68,260)	-
Adjustments to maintain reserves	(36)	-	(158)	-	(122)	-	(13)	-

Net equity transactions	5,692,498	-	156,282,123	-	131,873,923	-	48,848,431	-

Net change in contract owners’ equity	4,366,517	-	141,470,743	-	110,154,375	-	47,264,496	-
Contract owners’ equity beginning of period	-	-	-	-	-	-	-	-

Contract owners’ equity end of period	$4,366,517	-	141,470,743	-	110,154,375	-	47,264,496	-

CHANGES IN UNITS:
Beginning units	-	-	-	-	-	-	-	-
Units purchased	760,717	-	18,770,628	-	15,894,579	-	6,246,078	-
Units redeemed	(72,623)	-	(806,014)	-	(540,626)	-	(1,019,822)	-

Ending units	688,094	-	17,964,614	-	15,353,953	-	5,226,256	-

(Continued)

52

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	NVCMD2		NVCMA2		NVCMC2		NVCBD1

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$507,024	-	462,115	-	208,427	-	6,138	-
Realized gain (loss) on investments	-	-	(562,543)	-	(291,914)	-	(6,692)	-
Change in unrealized gain (loss) on investments	(16,954,710)	-	(22,848,558)	-	(3,292,285)	-	4,272	-
Reinvested capital gains	670,143	-	1,049,798	-	114,676	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(15,777,543)	-	(21,899,188)	-	(3,261,096)	-	3,718	-

Equity transactions:
Purchase payments received from contract owners (note 3)	85,686,807	-	100,023,474	-	28,008,430	-	7,945	-
Transfers between funds	36,370,815	-	19,845,537	-	16,824,730	-	466,944	-
Redemptions (note 3)	(1,439,755)	-	(2,281,490)	-	(2,030,164)	-	(54,751)	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(11,237)	-	(19,445)	-	(4,212)	-	(47)	-
Contingent deferred sales charges (note 2)	(6,617)	-	(7,934)	-	(13,163)	-	-	-
Adjustments to maintain reserves	(162)	-	(161)	-	(92)	-	6	-

Net equity transactions	120,599,851	-	117,559,981	-	42,785,529	-	420,097	-

Net change in contract owners’ equity	104,822,308	-	95,660,793	-	39,524,433	-	423,815	-
Contract owners’ equity beginning of period	-	-	-	-	-	-	-	-

Contract owners’ equity end of period	$104,822,308	-	95,660,793	-	39,524,433	-	423,815	-

CHANGES IN UNITS:
Beginning units	-	-	-	-	-	-	-	-
Units purchased	14,697,180	-	15,187,849	-	5,484,014	-	68,502	-
Units redeemed	(794,061)	-	(1,161,753)	-	(706,525)	-	(25,511)	-

Ending units	13,903,119	-	14,026,096	-	4,777,489	-	42,991	-

(Continued)

53

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	NVCBD2		HIBF		HIBF3		GEM

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$34,746	-	931,082	1,010,583	2,715,104	2,335,716	(1,798)	(8,576)
Realized gain (loss) on investments	(4,359)	-	(830,001)	(163,556)	(3,097,300)	(55,399)	88,957	230,018
Change in unrealized gain (loss) on investments	(6,570)	-	(3,973,615)	(549,973)	(10,412,486)	(1,864,058)	(1,048,078)	109,023
Reinvested capital gains	-	-	-	-	-	-	205,161	136,510

Net increase (decrease) in contract owners’ equity resulting from operations	23,817	-	(3,872,534)	297,054	(10,794,682)	416,259	(755,758)	466,975

Equity transactions:
Purchase payments received from contract owners (note 3)	792,318	-	80	1,355	3,843,612	7,898,196	2,018	60,297
Transfers between funds	2,035,592	-	(1,683,295)	(2,339,827)	1,215,930	4,122,373	(55,727)	(71,273)
Redemptions (note 3)	(103,187)	-	(1,755,261)	(1,539,774)	(4,842,559)	(2,200,434)	(104,842)	(269,912)
Annuity benefits	-	-	(178)	(277)	(6,990)	-	(5,717)	(12,903)
Contract maintenance charges (note 2)	(559)	-	(1,536)	(1,679)	(3,836)	(2,483)	(451)	(552)
Contingent deferred sales charges (note 2)	(75)	-	(26,780)	(20,390)	(50,361)	(32,824)	(189)	(620)
Adjustments to maintain reserves	(59)	-	(260)	(444)	(434)	(697)	1,703	1,361

Net equity transactions	2,724,030	-	(3,467,230)	(3,901,036)	155,362	9,784,131	(163,205)	(293,602)

Net change in contract owners’ equity	2,747,847	-	(7,339,764)	(3,603,982)	(10,639,320)	10,200,390	(918,963)	173,373
Contract owners’ equity beginning of period	-	-	15,865,684	19,469,666	40,885,129	30,684,739	1,406,108	1,232,735

Contract owners’ equity end of period	$2,747,847	-	8,525,920	15,865,684	30,245,809	40,885,129	487,145	1,406,108

CHANGES IN UNITS:
Beginning units	-	-	1,099,805	1,370,433	3,534,655	2,697,783	40,673	52,896
Units purchased	314,418	-	-	5,462	2,594,510	2,482,164	71	201
Units redeemed	(34,500)	-	(266,093)	(276,090)	(2,440,926)	(1,645,292)	(7,165)	(12,424)

Ending units	279,918	-	833,712	1,099,805	3,688,239	3,534,655	33,579	40,673

(Continued)

54

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	GEM2		GEM3		GEM6		GVGU2

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(28,909)	(66,937)	(137,206)	(473,171)	(424,820)	(740,940)	7,613	5,499
Realized gain (loss) on investments	214,525	659,796	3,931,627	6,291,024	(721,388)	6,208,311	11,283	98,285
Change in unrealized gain (loss) on investments	(4,449,186)	943,399	(63,187,446)	12,912,275	(70,764,600)	13,723,638	(305,200)	(113,730)
Reinvested capital gains	894,114	668,182	12,320,324	7,732,403	14,918,890	7,529,370	7,334	178,906

Net increase (decrease) in contract owners’ equity resulting from operations	(3,369,456)	2,204,440	(47,072,701)	26,462,531	(56,991,918)	26,720,379	(278,970)	168,960

Equity transactions:
Purchase payments received from contract owners (note 3)	54	-	2,806,420	3,499,854	9,510,638	19,247,840	-	-
Transfers between funds	(1,063,063)	(765,070)	(14,653,649)	18,153,033	(21,822,485)	12,260,157	(130,877)	(201,340)
Redemptions (note 3)	(408,302)	(658,447)	(9,031,132)	(12,087,175)	(7,803,509)	(6,823,152)	(137,571)	(68,033)
Annuity benefits	-	-	(4,511)	(3,408)	(9,080)	(9,942)	-	-
Contract maintenance charges (note 2)	(764)	(828)	(26,943)	(26,260)	(8,056)	(6,233)	(71)	(78)
Contingent deferred sales charges (note 2)	(9,133)	(23,372)	(28,596)	(29,811)	(129,210)	(113,025)	(432)	(423)
Adjustments to maintain reserves	(292)	(313)	(20,234)	10,927	(12,871)	(1,928)	(115)	(49)

Net equity transactions	(1,481,500)	(1,448,030)	(20,958,645)	9,517,160	(20,274,573)	24,553,717	(269,066)	(269,923)

Net change in contract owners’ equity	(4,850,956)	756,410	(68,031,346)	35,979,691	(77,266,491)	51,274,096	(548,036)	(100,963)
Contract owners’ equity beginning of period	6,651,015	5,894,605	96,175,648	60,195,957	109,663,693	58,389,597	952,362	1,053,325

Contract owners’ equity end of period	$1,800,059	6,651,015	28,144,302	96,175,648	32,397,202	109,663,693	404,326	952,362

CHANGES IN UNITS:
Beginning units	134,775	171,105	2,599,261	2,337,802	3,749,821	2,839,512	35,923	46,958
Units purchased	-	115	600,333	1,434,676	1,328,948	2,488,841	-	3,949
Units redeemed	(46,573)	(36,445)	(1,372,251)	(1,173,217)	(2,397,324)	(1,578,532)	(12,805)	(14,984)

Ending units	88,202	134,775	1,827,343	2,599,261	2,681,445	3,749,821	23,118	35,923

(Continued)

55

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	GVGU		GIG		GIG3		NVIE6

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$130,651	137,889	88	(1,122)	(18,605)	(311,541)	12,967	-
Realized gain (loss) on investments	(1,145,758)	1,238,324	3,733	20,647	621,425	1,966,640	(674,758)	-
Change in unrealized gain (loss) on investments	(2,502,951)	(1,592,250)	(73,028)	(2,047)	(20,554,644)	3,044,701	(1,379,023)	-
Reinvested capital gains	93,739	2,383,457	14,111	10,021	4,015,655	2,755,597	555,554	-

Net increase (decrease) in contract owners’ equity resulting from operations	(3,424,319)	2,167,420	(55,096)	27,499	(15,936,169)	7,455,397	(1,485,260)	-

Equity transactions:
Purchase payments received from contract owners (note 3)	234,481	466,216	-	-	960,920	1,512,013	1,048,409	-
Transfers between funds	(2,473,042)	(1,783,306)	-	(12,151)	(4,070,673)	5,917,106	3,757,297	-
Redemptions (note 3)	(1,786,383)	(1,788,226)	(6,410)	(25,147)	(3,965,983)	(4,519,361)	(535,352)	-
Annuity benefits	(577)	(1,754)	-	-	(7,650)	(8,290)	-	-
Contract maintenance charges (note 2)	(2,993)	(3,530)	(68)	(101)	(9,177)	(9,378)	(476)	-
Contingent deferred sales charges (note 2)	(6,173)	(3,392)	(26)	(157)	(10,881)	(10,056)	(3,296)	-
Adjustments to maintain reserves	(2,813)	1,807	(47)	18	191	(13,871)	(58)	-

Net equity transactions	(4,037,500)	(3,112,185)	(6,551)	(37,538)	(7,103,253)	2,868,163	4,266,524	-

Net change in contract owners’ equity	(7,461,819)	(944,765)	(61,647)	(10,039)	(23,039,422)	10,323,560	2,781,264	-
Contract owners’ equity beginning of period	12,628,240	13,573,005	123,047	133,086	37,867,142	27,543,582	-	-

Contract owners’ equity end of period	$5,166,421	12,628,240	61,400	123,047	14,827,720	37,867,142	2,781,264	-

CHANGES IN UNITS:
Beginning units	549,810	703,436	7,935	10,735	1,528,618	1,396,070	-	-
Units purchased	155,805	273,487	-	-	261,187	687,368	804,829	-
Units redeemed	(365,239)	(427,113)	(498)	(2,800)	(665,899)	(554,820)	(294,198)	-

Ending units	340,376	549,810	7,437	7,935	1,123,906	1,528,618	510,631	-

(Continued)

56

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	GEF3		GVGF2		GVGFS		GBF

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(31,043)	(74,842)	2,170	20,907	22,436	61,257	17,419,780	14,090,873
Realized gain (loss) on investments	(182,098)	1,356,451	(82,202)	32,424	(1,027,206)	4,009	(5,766,811)	(859,478)
Change in unrealized gain (loss) on investments	(3,463,851)	57,833	(528,767)	(302,621)	(809,971)	(596,623)	27,289,008	13,514,655
Reinvested capital gains	899,110	-	-	212,457	-	474,162	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(2,777,882)	1,339,442	(608,799)	(36,833)	(1,814,741)	(57,195)	38,941,977	26,746,050

Equity transactions:
Purchase payments received from contract owners (note 3)	190,960	421,962	-	44	102,633	107,372	62,701,970	124,293,484
Transfers between funds	(1,191,214)	323,784	(88,300)	(302,658)	1,071,229	(554,925)	104,224,844	108,590,023
Redemptions (note 3)	(1,016,808)	(1,033,090)	(67,375)	(131,525)	(368,193)	(719,184)	(73,321,377)	(43,562,145)
Annuity benefits	-	-	-	-	-	-	(28,423)	(26,813)
Contract maintenance charges (note 2)	(1,832)	(2,265)	(128)	(149)	(963)	(1,092)	(1,215,104)	(343,875)
Contingent deferred sales charges (note 2)	(4,490)	(1,533)	(1,480)	(1,997)	(634)	(1,013)	(692,113)	(262,267)
Adjustments to maintain reserves	(77)	(108)	(18)	(143)	(90)	(29)	9,817	(7,719)

Net equity transactions	(2,023,461)	(291,250)	(157,301)	(436,428)	803,982	(1,168,871)	91,679,614	188,680,688

Net change in contract owners’ equity	(4,801,343)	1,048,192	(766,100)	(473,261)	(1,010,759)	(1,226,066)	130,621,591	215,426,738
Contract owners’ equity beginning of period	7,550,213	6,502,021	1,389,160	1,862,421	3,068,547	4,294,613	579,745,968	364,319,230

Contract owners’ equity end of period	$2,748,870	7,550,213	623,060	1,389,160	2,057,788	3,068,547	710,367,559	579,745,968

CHANGES IN UNITS:
Beginning units	376,901	384,266	65,660	85,448	168,520	230,182	42,800,012	24,042,781
Units purchased	55,737	295,806	-	-	169,198	61,052	24,461,705	25,971,953
Units redeemed	(182,885)	(303,171)	(9,940)	(19,788)	(124,949)	(122,714)	(16,111,421)	(7,214,722)

Ending units	249,753	376,901	55,720	65,660	212,769	168,520	51,150,296	42,800,012

(Continued)

57

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	CAF		GVGH2		GVGHS		GVGH6

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(484,811)	(720,469)	(23,817)	(33,066)	(60,173)	(84,697)	(247,810)	(208,479)
Realized gain (loss) on investments	1,530,565	3,213,954	(18,289)	23,821	(449,322)	140,223	(1,313,775)	176,991
Change in unrealized gain (loss) on investments	(23,224,436)	7,713,002	(622,134)	204,176	(2,027,689)	533,110	(6,408,550)	1,234,473
Reinvested capital gains	-	-	132,482	43,771	509,267	130,535	1,634,517	276,420

Net increase (decrease) in contract owners’ equity resulting from operations	(22,178,682)	10,206,487	(531,758)	238,702	(2,027,917)	719,171	(6,335,618)	1,479,405

Equity transactions:
Purchase payments received from contract owners (note 3)	1,708,798	2,493,393	-	13	265,986	390,423	1,792,888	3,339,511
Transfers between funds	(2,681,188)	(1,510,182)	(157,411)	(234,858)	342,680	(246,944)	6,210,066	(937,951)
Redemptions (note 3)	(7,534,551)	(10,725,115)	(145,569)	(119,327)	(916,430)	(950,334)	(1,603,825)	(863,715)
Annuity benefits	(19,292)	(19,641)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(44,511)	(51,685)	(259)	(256)	(2,522)	(2,577)	(1,404)	(1,241)
Contingent deferred sales charges (note 2)	(24,109)	(35,579)	(1,966)	(1,610)	(4,497)	(2,651)	(24,512)	(13,890)
Adjustments to maintain reserves	3,401	(2,032)	(130)	(127)	(93)	(125)	(283)	(545)

Net equity transactions	(8,591,452)	(9,850,841)	(305,335)	(356,165)	(314,876)	(812,208)	6,372,930	1,522,169

Net change in contract owners’ equity	(30,770,134)	355,646	(837,093)	(117,463)	(2,342,793)	(93,037)	37,312	3,001,574
Contract owners’ equity beginning of period	61,866,057	61,510,411	2,178,340	2,295,803	6,861,700	6,954,737	15,179,536	12,177,962

Contract owners’ equity end of period	$31,095,923	61,866,057	1,341,247	2,178,340	4,518,907	6,861,700	15,216,848	15,179,536

CHANGES IN UNITS:
Beginning units	3,094,521	3,637,231	124,698	146,024	476,539	539,659	1,289,936	1,150,570
Units purchased	161,267	262,271	-	-	258,162	147,991	1,611,370	563,371
Units redeemed	(687,778)	(804,981)	(20,265)	(21,326)	(309,276)	(211,111)	(1,136,911)	(424,005)

Ending units	2,568,010	3,094,521	104,433	124,698	425,425	476,539	1,764,395	1,289,936

(Continued)

58

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	GVIX8		GVIDA		GVIDC		GVIDM

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$26,204	(4,382)	527,177	(300,250)	3,227,836	2,768,464	20,354,527	17,763,656
Realized gain (loss) on investments	(472,078)	244,480	1,799,691	9,413,679	(809,758)	290,929	2,749,896	3,473,107
Change in unrealized gain (loss) on investments	(4,570,675)	(115,393)	(300,876,772)	(5,955,926)	(19,003,897)	(1,139,808)	(756,815,995)	14,706,275
Reinvested capital gains	12,607	14,888	81,756,834	19,109,348	3,249,361	3,373,408	176,276,488	31,622,176

Net increase (decrease) in contract owners’ equity resulting from operations	(5,003,942)	139,593	(216,793,070)	22,266,851	(13,336,458)	5,292,993	(557,435,084)	67,565,214

Equity transactions:
Purchase payments received from contract owners (note 3)	2,071,638	3,403,536	11,265,451	19,066,259	35,256,794	25,798,627	181,168,496	248,870,226
Transfers between funds	(1,262,371)	4,815,936	(1,389,851)	18,863,373	49,392,147	2,751,499	70,769,721	271,715,717
Redemptions (note 3)	(893,035)	(475,331)	(47,108,261)	(38,397,320)	(31,747,845)	(14,114,454)	(176,289,322)	(120,538,406)
Annuity benefits	-	-	(5,864)	(31)	(9,017)	(18,883)	(16,430)	(3,811)
Contract maintenance charges (note 2)	(6,013)	(536)	(77,819)	(74,778)	(279,020)	(89,786)	(2,095,467)	(1,083,086)
Contingent deferred sales charges (note 2)	(4,589)	(4,602)	(646,844)	(920,361)	(437,246)	(213,682)	(3,179,421)	(2,348,554)
Adjustments to maintain reserves	(303)	(187)	(4,625)	1,582	(613)	5,604	(3,603)	(28,725)

Net equity transactions	(94,673)	7,738,816	(37,967,813)	(1,461,276)	52,175,200	14,118,925	70,353,974	396,583,361

Net change in contract owners’ equity	(5,098,615)	7,878,409	(254,760,883)	20,805,575	38,838,742	19,411,918	(487,081,110)	464,148,575
Contract owners’ equity beginning of period	11,613,924	3,735,515	595,422,765	574,617,190	155,351,567	135,939,649	2,213,119,510	1,748,970,935

Contract owners’ equity end of period	$6,515,309	11,613,924	340,661,882	595,422,765	194,190,309	155,351,567	1,726,038,400	2,213,119,510

CHANGES IN UNITS:
Beginning units	994,418	344,723	31,376,425	31,476,825	12,824,884	11,627,252	145,018,915	119,084,540
Units purchased	516,219	935,713	2,166,636	3,510,307	10,611,071	4,727,545	27,292,458	40,127,613
Units redeemed	(514,614)	(286,018)	(4,566,911)	(3,610,707)	(6,113,620)	(3,529,913)	(22,467,023)	(14,193,238)

Ending units	996,023	994,418	28,976,150	31,376,425	17,322,335	12,824,884	149,844,350	145,018,915

(Continued)

59

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	GVDMA		GVDMC		BF		NVLCP2

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$11,373,537	8,312,081	7,163,665	6,287,640	43,358	30,006	20,373	-
Realized gain (loss) on investments	5,248,200	5,114,434	(2,303,693)	2,057,306	(155,553)	159,006	(9,090)	-
Change in unrealized gain (loss) on investments	(757,715,705)	16,619,247	(123,547,592)	(4,024,461)	(1,136,182)	(178,937)	16,174	-
Reinvested capital gains	160,150,500	31,508,133	26,949,413	11,304,928	340,160	100,860	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(580,943,468)	61,553,895	(91,738,207)	15,625,413	(908,217)	110,935	27,457	-

Equity transactions:
Purchase payments received from contract owners (note 3)	173,375,309	274,585,188	61,809,695	62,457,136	508,008	493,852	577,870	-
Transfers between funds	(2,417,980)	96,424,641	59,643,269	112,766,052	(191,551)	(41,897)	1,628,979	-
Redemptions (note 3)	(124,241,518)	(86,883,614)	(54,352,009)	(31,817,589)	(469,649)	(694,426)	(34,044)	-
Annuity benefits	(41,224)	(48,287)	(72,696)	(9,173)	-	-	-	-
Contract maintenance charges (note 2)	(2,658,313)	(1,381,069)	(492,590)	(226,982)	(2,549)	(2,483)	(179)	-
Contingent deferred sales charges (note 2)	(2,591,429)	(1,535,234)	(836,910)	(424,987)	(6,627)	(2,903)	(883)	-
Adjustments to maintain reserves	1,747	(23,493)	8,046	(7,885)	(28)	(43)	17	-

Net equity transactions	41,426,592	281,138,132	65,706,805	142,736,572	(162,396)	(247,900)	2,171,760	-

Net change in contract owners’ equity	(539,516,876)	342,692,027	(26,031,402)	158,361,985	(1,070,613)	(136,965)	2,199,217	-
Contract owners’ equity beginning of period	1,754,341,369	1,411,649,342	505,207,682	346,845,697	3,289,279	3,426,244	-	-

Contract owners’ equity end of period	$1,214,824,493	1,754,341,369	479,176,280	505,207,682	2,218,666	3,289,279	2,199,217	-

CHANGES IN UNITS:
Beginning units	100,235,949	84,334,918	37,093,457	26,410,052	265,247	285,299	-	-
Units purchased	16,868,580	25,558,563	13,641,421	16,795,696	100,214	113,232	264,266	-
Units redeemed	(14,407,336)	(9,657,532)	(8,522,390)	(6,112,291)	(121,957)	(133,284)	(40,153)	-

Ending units	102,697,193	100,235,949	42,212,488	37,093,457	243,504	265,247	224,113	-

(Continued)

60

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	SGRF		SGRF2		MCIF		SAM

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(123,059)	(205,390)	(2,479,111)	(3,820,149)	(196,383)	(120,080)	3,396,402	17,439,080
Realized gain (loss) on investments	(85,726)	1,607,797	(18,926,375)	2,702,736	1,187,109	10,586,973	-	-
Change in unrealized gain (loss) on investments	(5,035,578)	(208,038)	(29,421,175)	10,592,206	(51,644,636)	(6,362,000)	-	-
Reinvested capital gains	-	-	-	-	6,693,594	3,813,927	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(5,244,363)	1,194,369	(50,826,661)	9,474,793	(43,960,316)	7,918,820	3,396,402	17,439,080

Equity transactions:
Purchase payments received from contract owners (note 3)	612,424	961,319	27,669,502	102,689,359	7,581,291	11,119,708	1,430,358,609	1,927,937,796
Transfers between funds	(2,909,573)	(1,870,588)	(238,033,667)	59,352,089	(3,937,868)	(10,528,835)	(901,317,576)	(1,483,193,903)
Redemptions (note 3)	(1,243,542)	(2,396,109)	(7,438,982)	(8,282,778)	(13,432,112)	(19,055,066)	(369,678,377)	(274,130,109)
Annuity benefits	(2,902)	(3,801)	-	-	(6,544)	(8,283)	(117,752)	(101,802)
Contract maintenance charges (note 2)	(4,717)	(6,220)	(246,501)	(233,269)	(38,051)	(33,264)	(281,792)	(211,126)
Contingent deferred sales charges (note 2)	(9,344)	(9,485)	(157,220)	(132,054)	(102,645)	(106,253)	(2,116,021)	(984,114)
Adjustments to maintain reserves	285	(88)	(768)	(3,208)	(8,130)	(693)	29,626	5,591

Net equity transactions	(3,557,369)	(3,324,972)	(218,207,636)	153,390,139	(9,944,059)	(18,612,686)	156,876,717	169,322,333

Net change in contract owners’ equity	(8,801,732)	(2,130,603)	(269,034,297)	162,864,932	(53,904,375)	(10,693,866)	160,273,119	186,761,413
Contract owners’ equity beginning of period	13,866,657	15,997,260	287,785,579	124,920,647	121,837,883	132,531,749	641,214,847	454,453,434

Contract owners’ equity end of period	$5,064,925	13,866,657	18,751,282	287,785,579	67,933,508	121,837,883	801,487,966	641,214,847

CHANGES IN UNITS:
Beginning units	2,013,233	2,500,190	16,359,805	7,591,461	6,776,727	7,922,124	46,091,872	30,582,760
Units purchased	336,292	678,750	4,189,570	10,894,843	1,871,331	1,954,355	213,942,367	259,380,061
Units redeemed	(968,742)	(1,165,707)	(18,543,078)	(2,126,499)	(2,682,590)	(3,099,752)	(201,147,785)	(243,870,949)

Ending units	1,380,783	2,013,233	2,006,297	16,359,805	5,965,468	6,776,727	58,886,454	46,091,872

(Continued)

61

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	NVMIG3		NVMIG6		GVDIV2		GVDIV3

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(10,162)	-	(2,147,134)	-	990	3,695	68,195	217,814
Realized gain (loss) on investments	(93,110)	-	(3,263,169)	-	1,690	140,680	(1,013,137)	1,821,724
Change in unrealized gain (loss) on investments	(655,732)	-	(98,969,541)	-	(1,294,257)	(292,064)	(11,226,552)	(3,464,042)
Reinvested capital gains	-	-	-	-	252,332	189,645	2,344,677	2,051,680

Net increase (decrease) in contract owners’ equity resulting from operations	(759,004)	-	(104,379,844)	-	(1,039,245)	41,956	(9,826,817)	627,176

Equity transactions:
Purchase payments received from contract owners (note 3)	79,857	-	3,075,087	-	-	(35)	879,493	1,407,754
Transfers between funds	2,295,639	-	312,984,584	-	(292,353)	(303,123)	(4,327,626)	(2,274,443)
Redemptions (note 3)	(172,747)	-	(7,259,908)	-	(86,340)	(218,730)	(3,148,934)	(4,850,327)
Annuity benefits	-	-	(109)	-	-	-	-	(363)
Contract maintenance charges (note 2)	(582)	-	(501,462)	-	(169)	(226)	(6,726)	(9,064)
Contingent deferred sales charges (note 2)	(771)	-	(137,315)	-	(1,487)	(2,885)	(10,611)	(10,423)
Adjustments to maintain reserves	(26)	-	(511)	-	(45)	(182)	509	(8,106)

Net equity transactions	2,201,370	-	308,160,366	-	(380,394)	(525,181)	(6,613,895)	(5,744,972)

Net change in contract owners’ equity	1,442,366	-	203,780,522	-	(1,419,639)	(483,225)	(16,440,712)	(5,117,796)
Contract owners’ equity beginning of period	-	-	-	-	2,483,741	2,966,966	25,890,831	31,008,627

Contract owners’ equity end of period	$1,442,366	-	203,780,522	-	1,064,102	2,483,741	9,450,119	25,890,831

CHANGES IN UNITS:
Beginning units	-	-	-	-	114,548	138,583	1,163,407	1,414,407
Units purchased	284,810	-	35,617,350	-	-	3	99,236	247,721
Units redeemed	(47,827)	-	(1,944,787)	-	(21,317)	(24,038)	(460,661)	(498,721)

Ending units	236,983	-	33,672,563	-	93,231	114,548	801,982	1,163,407

(Continued)

62

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	GVDIV6		NVMLG1		NVMLG2		NVMLV2

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(227,518)	599,089	(17)	-	(1,418)	-	970	-
Realized gain (loss) on investments	(3,524,196)	790,553	(3,419)	-	(25,339)	-	(15,992)	-
Change in unrealized gain (loss) on investments	(123,480,526)	(17,532,969)	(1,802)	-	(73,273)	-	(470,794)	-
Reinvested capital gains	25,226,921	14,181,881	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(102,005,319)	(1,961,446)	(5,238)	-	(100,030)	-	(485,816)	-

Equity transactions:
Purchase payments received from contract owners (note 3)	22,048,620	95,812,453	6,402	-	642,606	-	2,614,895	-
Transfers between funds	(62,323,275)	59,608,515	38,487	-	328,367	-	1,304,010	-
Redemptions (note 3)	(11,602,213)	(9,480,830)	(244)	-	(397,261)	-	(51,743)	-
Annuity benefits	(50)	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(378,836)	(204,996)	(5)	-	(34,781)	-	(1,795)	-
Contingent deferred sales charges (note 2)	(168,618)	(136,430)	(18)	-	(6,797)	-	(113)	-
Adjustments to maintain reserves	(1,122)	(3,660)	(7,896)	-	199,076	-	(4)	-

Net equity transactions	(52,425,494)	145,595,052	36,726	-	731,210	-	3,865,250	-

Net change in contract owners’ equity	(154,430,813)	143,633,606	31,488	-	631,180	-	3,379,434	-
Contract owners’ equity beginning of period	274,210,858	130,577,252	-	-	-	-	-	-

Contract owners’ equity end of period	$119,780,045	274,210,858	31,488	-	631,180	-	3,379,434	-

CHANGES IN UNITS:
Beginning units	17,958,586	8,623,100	-	-	-	-	-	-
Units purchased	5,189,283	11,586,232	8,950	-	119,739	-	560,274	-
Units redeemed	(8,230,490)	(2,250,746)	(3,962)	-	(19,360)	-	(21,656)	-

Ending units	14,917,379	17,958,586	4,988	-	100,379	-	538,618	-

(Continued)

63

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	NVMMG1		NVMMG2		NVMMV2		SCGF

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(4,409)	-	(908,477)	-	(199,894)	-	(100,242)	(149,026)
Realized gain (loss) on investments	(109,822)	-	(1,317,448)	-	(2,224,745)	-	(273,768)	714,173
Change in unrealized gain (loss) on investments	(207,378)	-	(45,609,068)	-	(68,247,877)	-	(4,480,517)	259,737
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(321,609)	-	(47,834,993)	-	(70,672,516)	-	(4,854,527)	824,884

Equity transactions:
Purchase payments received from contract owners (note 3)	21,417	-	1,767,510	-	2,741,504	-	617,494	785,795
Transfers between funds	877,821	-	132,040,874	-	243,858,343	-	(372,164)	(513,823)
Redemptions (note 3)	(56,205)	-	(2,660,483)	-	(6,184,704)	-	(1,243,052)	(2,118,746)
Annuity benefits	-	-	(54)	-	(98)	-	(1,951)	(2,732)
Contract maintenance charges (note 2)	(170)	-	(157,062)	-	(417,361)	-	(4,510)	(5,562)
Contingent deferred sales charges (note 2)	(162)	-	(51,527)	-	(116,420)	-	(8,750)	(9,435)
Adjustments to maintain reserves	(5,516)	-	(186,150)	-	(554)	-	(22)	(189)

Net equity transactions	837,185	-	130,753,108	-	239,880,710	-	(1,012,955)	(1,864,692)

Net change in contract owners’ equity	515,576	-	82,918,115	-	169,208,194	-	(5,867,482)	(1,039,808)
Contract owners’ equity beginning of period	-	-	-	-	-	-	10,866,809	11,906,617

Contract owners’ equity end of period	$515,576	-	82,918,115	-	169,208,194	-	4,999,327	10,866,809

CHANGES IN UNITS:
Beginning units	-	-	-	-	-	-	1,333,156	1,582,686
Units purchased	121,649	-	14,178,502	-	27,273,886	-	314,278	385,823
Units redeemed	(38,818)	-	(793,522)	-	(1,933,958)	-	(487,775)	(635,353)

Ending units	82,831	-	13,384,980	-	25,339,928	-	1,159,659	1,333,156

(Continued)

64

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	SCGF2		SCVF		SCVF2		SCF

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(288,642)	(275,339)	(127,762)	(249,459)	(142,734)	(228,137)	(628,394)	(2,257,206)
Realized gain (loss) on investments	(3,277,649)	515,457	(4,646,271)	6,211,516	(3,340,844)	398,855	2,600,156	11,357,868
Change in unrealized gain (loss) on investments	(7,898,515)	383,434	(15,763,686)	(23,099,324)	(5,751,018)	(7,289,825)	(80,834,655)	(29,995,311)
Reinvested capital gains	-	-	-	10,842,772	-	4,369,559	24,186,634	23,765,705

Net increase (decrease) in contract owners’ equity resulting from operations	(11,464,806)	623,552	(20,537,719)	(6,294,495)	(9,234,596)	(2,749,548)	(54,676,259)	2,871,056

Equity transactions:
Purchase payments received from contract owners (note 3)	2,099,517	3,471,673	2,222,401	3,352,758	1,907,884	3,891,494	4,043,063	5,226,577
Transfers between funds	(7,287,769)	9,979,648	(7,480,926)	(12,943,919)	(1,943,708)	(12,492,212)	(9,284,263)	(9,313,114)
Redemptions (note 3)	(1,315,039)	(1,390,650)	(9,590,975)	(17,568,430)	(2,723,480)	(2,589,311)	(19,098,257)	(31,720,529)
Annuity benefits	-	-	(12,634)	(17,008)	(168)	(285)	(20,131)	(29,247)
Contract maintenance charges (note 2)	(3,704)	(1,526)	(28,224)	(37,544)	(6,642)	(4,462)	(58,417)	(74,394)
Contingent deferred sales charges (note 2)	(18,475)	(32,856)	(40,587)	(37,712)	(52,541)	(35,332)	(49,015)	(64,920)
Adjustments to maintain reserves	(275)	(489)	8,369	(1,118)	(528)	(994)	1,309	(2,510)

Net equity transactions	(6,525,745)	12,025,800	(14,922,576)	(27,252,973)	(2,819,183)	(11,231,102)	(24,465,711)	(35,978,137)

Net change in contract owners’ equity	(17,990,551)	12,649,352	(35,460,295)	(33,547,468)	(12,053,779)	(13,980,650)	(79,141,970)	(33,107,081)
Contract owners’ equity beginning of period	26,997,038	14,347,686	72,161,428	105,708,896	29,124,890	43,105,540	156,240,530	189,347,611

Contract owners’ equity end of period	$9,006,487	26,997,038	36,701,133	72,161,428	17,071,111	29,124,890	77,098,560	156,240,530

CHANGES IN UNITS:
Beginning units	1,534,096	874,697	3,462,637	4,662,412	1,429,150	1,931,451	4,226,617	5,162,695
Units purchased	692,193	936,985	279,906	308,114	399,346	322,328	245,726	305,540
Units redeemed	(1,257,650)	(277,586)	(1,113,220)	(1,507,889)	(573,898)	(824,629)	(1,053,489)	(1,241,618)

Ending units	968,639	1,534,096	2,629,323	3,462,637	1,254,598	1,429,150	3,418,854	4,226,617

(Continued)

65

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	SCF2		TRF		TRF2		GVUSL

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(875,646)	(1,510,106)	141,218	(963,231)	(2,154,051)	(2,629,959)	(27,951)	(19,609)
Realized gain (loss) on investments	(4,588,442)	1,222,201	(5,868,022)	9,542,893	(6,988,911)	1,615,094	(569,854)	27,507
Change in unrealized gain (loss) on investments	(54,288,868)	(13,256,004)	(142,301,333)	(2,088,130)	(259,873,044)	(885,898)	(2,627,709)	(374,270)
Reinvested capital gains	18,955,245	12,722,927	35,459,862	15,101,664	65,856,346	13,993,209	-	1,026,221

Net increase (decrease) in contract owners’ equity resulting from operations	(40,797,711)	(820,982)	(112,568,275)	21,593,196	(203,159,660)	12,092,446	(3,225,514)	659,849

Equity transactions:
Purchase payments received from contract owners (note 3)	12,024,898	26,826,849	4,918,810	6,712,260	44,578,887	145,240,668	279,142	565,138
Transfers between funds	(1,699,612)	(16,165,263)	(8,741,990)	(9,746,211)	55,656,769	73,622,766	105,123	350,014
Redemptions (note 3)	(7,154,280)	(4,726,654)	(36,610,286)	(55,635,722)	(19,908,808)	(10,877,472)	(958,807)	(1,215,152)
Annuity benefits	(5,436)	-	(113,249)	(144,650)	(188)	-	(2,667)	(5,649)
Contract maintenance charges (note 2)	(100,187)	(33,136)	(160,726)	(189,588)	(1,044,804)	(352,952)	(1,831)	(2,035)
Contingent deferred sales charges (note 2)	(113,785)	(63,487)	(66,796)	(97,129)	(411,934)	(168,812)	(2,538)	(2,608)
Adjustments to maintain reserves	(733)	(2,063)	(14,164)	17,140	(879)	(4,519)	(101)	823

Net equity transactions	2,950,865	5,836,246	(40,788,401)	(59,083,900)	78,869,043	207,459,679	(581,679)	(309,469)

Net change in contract owners’ equity	(37,846,846)	5,015,264	(153,356,676)	(37,490,704)	(124,290,617)	219,552,125	(3,807,193)	350,380
Contract owners’ equity beginning of period	99,556,181	94,540,917	293,444,091	330,934,795	404,959,033	185,406,908	6,662,259	6,311,879

Contract owners’ equity end of period	$61,709,335	99,556,181	140,087,415	293,444,091	280,668,416	404,959,033	2,855,066	6,662,259

CHANGES IN UNITS:
Beginning units	4,806,056	4,583,575	4,753,992	5,881,078	23,169,599	11,257,455	397,523	416,108
Units purchased	1,339,837	2,241,927	117,311	125,165	7,811,740	13,921,285	107,066	218,435
Units redeemed	(1,230,251)	(2,019,446)	(1,035,213)	(1,252,251)	(2,935,177)	(2,009,141)	(159,709)	(237,020)

Ending units	4,915,642	4,806,056	3,836,090	4,753,992	28,046,162	23,169,599	344,880	397,523

(Continued)

66

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	NVNMO1		NVNMO2		NVNSR1		NVNSR2

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(313)	-	(6,195)	-	(4,633)	-	(1,387,743)	-
Realized gain (loss) on investments	(12,474)	-	(137,486)	-	(72,125)	-	(3,913,076)	-
Change in unrealized gain (loss) on investments	(13,303)	-	(289,189)	-	(817,778)	-	(133,824,294)	-
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(26,090)	-	(432,870)	-	(894,536)	-	(139,125,113)	-

Equity transactions:
Purchase payments received from contract owners (note 3)	920	-	714,662	-	75,494	-	3,630,688	-
Transfers between funds	94,850	-	566,947	-	2,547,964	-	397,446,743	-
Redemptions (note 3)	(4,353)	-	(5,382)	-	(159,988)	-	(7,704,356)	-
Annuity benefits	-	-	-	-	-	-	(194)	-
Contract maintenance charges (note 2)	(10)	-	(3)	-	(553)	-	(491,316)	-
Contingent deferred sales charges (note 2)	-	-	(66)	-	(889)	-	(146,603)	-
Adjustments to maintain reserves	(8)	-	34	-	(39)	-	10,849	-

Net equity transactions	91,399	-	1,276,192	-	2,461,989	-	392,745,811	-

Net change in contract owners’ equity	65,309	-	843,322	-	1,567,453	-	253,620,698	-
Contract owners’ equity beginning of period	-	-	-	-	-	-	-	-

Contract owners’ equity end of period	$65,309	-	843,322	-	1,567,453	-	253,620,698	-

CHANGES IN UNITS:
Beginning units	-	-	-	-	-	-	-	-
Units purchased	16,482	-	227,026	-	295,913	-	43,850,216	-
Units redeemed	(3,768)	-	(61,413)	-	(39,964)	-	(2,289,246)	-

Ending units	12,714	-	165,613	-	255,949	-	41,560,970	-

(Continued)

67

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	NVSTB2		GGTC		GGTC2		GGTC3

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$107,005	-	(2,897)	(5,002)	(14,563)	(22,191)	(54,115)	(77,920)
Realized gain (loss) on investments	(6,169)	-	4,755	37,888	(13,335)	18,515	(686,461)	724,880
Change in unrealized gain (loss) on investments	(152,105)	-	(184,347)	30,123	(774,070)	250,553	(2,582,469)	277,144
Reinvested capital gains	-	-	31,306	-	141,073	-	574,822	-

Net increase (decrease) in contract owners’ equity resulting from operations	(51,269)	-	(151,183)	63,009	(660,895)	246,877	(2,748,223)	924,104

Equity transactions:
Purchase payments received from contract owners (note 3)	4,983,930	-	-	-	809	20	247,281	368,603
Transfers between funds	11,559,450	-	(5,879)	(20,302)	(185,303)	(97,752)	(790,842)	(503,429)
Redemptions (note 3)	(509,049)	-	(52,997)	(132,970)	(95,808)	(52,936)	(490,237)	(696,479)
Annuity benefits	(5,464)	-	-	-	-	-	(1,304)	(1,647)
Contract maintenance charges (note 2)	(6,122)	-	(487)	(518)	(271)	(327)	(2,080)	(2,378)
Contingent deferred sales charges (note 2)	(17,594)	-	(46)	(14)	(1,001)	(1,685)	(4,445)	(3,310)
Adjustments to maintain reserves	24	-	(37)	(29)	(45)	(106)	343	18

Net equity transactions	16,005,175	-	(59,446)	(153,833)	(281,619)	(152,786)	(1,041,284)	(838,622)

Net change in contract owners’ equity	15,953,906	-	(210,629)	(90,824)	(942,514)	94,091	(3,789,507)	85,482
Contract owners’ equity beginning of period	-	-	346,234	437,058	1,535,827	1,441,736	6,193,756	6,108,274

Contract owners’ equity end of period	$15,953,906	-	135,605	346,234	593,313	1,535,827	2,404,249	6,193,756

CHANGES IN UNITS:
Beginning units	-	-	89,808	134,349	77,916	86,480	430,126	503,432
Units purchased	1,837,099	-	-	-	-	-	191,566	222,107
Units redeemed	(218,817)	-	(20,488)	(44,541)	(18,427)	(8,564)	(293,176)	(295,413)

Ending units	1,618,282	-	69,320	89,808	59,489	77,916	328,516	430,126

(Continued)

68

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	GGTC6		GVUG2		GVUGL		EIF2

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(147,037)	(167,062)	(311,336)	(349,562)	(71,465)	(82,972)	(127,895)	(732,968)
Realized gain (loss) on investments	(1,237,458)	428,250	(1,122,555)	419,715	(737,233)	235,796	(40,346,197)	5,742,329
Change in unrealized gain (loss) on investments	(6,238,541)	1,111,471	(12,259,077)	3,756,289	(2,929,553)	1,033,629	(38,696,150)	(35,248,122)
Reinvested capital gains	1,280,684	-	3,863,225	-	1,066,610	-	1,829,623	14,670,431

Net increase (decrease) in contract owners’ equity resulting from operations	(6,342,352)	1,372,659	(9,829,743)	3,826,442	(2,671,641)	1,186,453	(77,340,619)	(15,568,330)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,056,718	3,586,587	1,499,037	2,044,389	243,721	278,221	25,035,928	114,555,929
Transfers between funds	(5,042,206)	4,774,646	(269,587)	(898,114)	462,688	(442,438)	(166,120,494)	26,777,495
Redemptions (note 3)	(945,279)	(776,526)	(1,765,627)	(1,482,144)	(1,121,741)	(1,852,875)	(10,822,473)	(12,815,993)
Annuity benefits	-	-	-	-	(628)	(711)	(6,504)	(308)
Contract maintenance charges (note 2)	(881)	(785)	(3,924)	(2,046)	(2,124)	(2,250)	(333,824)	(250,731)
Contingent deferred sales charges (note 2)	(19,629)	(12,947)	(41,705)	(32,689)	(2,681)	(4,411)	(207,660)	(198,301)
Adjustments to maintain reserves	(264)	(344)	(268)	(760)	77	(46)	(1,635)	(4,511)

Net equity transactions	(4,951,541)	7,570,631	(582,074)	(371,364)	(420,688)	(2,024,510)	(152,456,662)	128,063,580

Net change in contract owners’ equity	(11,293,893)	8,943,290	(10,411,817)	3,455,078	(3,092,329)	(838,057)	(229,797,281)	112,495,250
Contract owners’ equity beginning of period	15,963,363	7,020,073	23,231,890	19,776,812	5,902,742	6,740,799	315,766,285	203,271,035

Contract owners’ equity end of period	$4,669,470	15,963,363	12,820,073	23,231,890	2,810,413	5,902,742	85,969,004	315,766,285

CHANGES IN UNITS:
Beginning units	1,169,229	606,445	1,094,930	1,117,672	329,074	454,175	18,188,564	11,215,121
Units purchased	364,731	997,186	328,528	300,117	178,685	110,256	3,161,290	10,726,354
Units redeemed	(856,677)	(434,402)	(375,906)	(322,859)	(237,528)	(235,357)	(13,339,318)	(3,752,911)

Ending units	677,283	1,169,229	1,047,552	1,094,930	270,231	329,074	8,010,536	18,188,564

(Continued)

69

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	MSBF		NVRE1		NVRE2		AMTG

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$3,352,870	1,552,915	20,598	-	37,683	-	(1,396,437)	(1,952,495)
Realized gain (loss) on investments	(2,469,376)	92,539	(99,705)	-	(145,295)	-	8,772,847	11,205,135
Change in unrealized gain (loss) on investments	(14,608,639)	121,056	(328,498)	-	(875,516)	-	(65,611,990)	18,662,353
Reinvested capital gains	1,473,787	2,979	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(12,251,358)	1,769,489	(407,605)	-	(983,128)	-	(58,235,580)	27,914,993

Equity transactions:
Purchase payments received from contract owners (note 3)	6,997,174	9,131,401	27,355	-	1,749,887	-	2,631,410	3,250,011
Transfers between funds	(2,814,864)	7,009,865	1,295,747	-	1,066,015	-	(5,390,896)	(4,559,259)
Redemptions (note 3)	(7,184,441)	(8,639,355)	(95,501)	-	(52,248)	-	(15,054,296)	(24,624,339)
Annuity benefits	(4,544)	(5,157)	-	-	-	-	(22,641)	(33,640)
Contract maintenance charges (note 2)	(35,639)	(8,767)	(86)	-	(40)	-	(67,876)	(80,342)
Contingent deferred sales charges (note 2)	(58,954)	(55,237)	(136)	-	(641)	-	(30,501)	(36,280)
Adjustments to maintain reserves	(418)	(825)	(23)	-	(82)	-	(1,321)	2,405

Net equity transactions	(3,101,686)	7,431,925	1,227,356	-	2,762,891	-	(17,936,121)	(26,081,444)

Net change in contract owners’ equity	(15,353,044)	9,201,414	819,751	-	1,779,763	-	(76,171,701)	1,833,549
Contract owners’ equity beginning of period	65,642,687	56,441,273	-	-	-	-	143,341,084	141,507,535

Contract owners’ equity end of period	$50,289,643	65,642,687	819,751	-	1,779,763	-	67,169,383	143,341,084

CHANGES IN UNITS:
Beginning units	5,127,598	4,491,128	-	-	-	-	2,896,657	3,507,840
Units purchased	2,260,043	2,007,823	229,503	-	406,534	-	97,490	196,503
Units redeemed	(2,498,806)	(1,371,353)	(83,019)	-	(87,365)	-	(582,777)	(807,686)

Ending units	4,888,835	5,127,598	146,484	-	319,169	-	2,411,370	2,896,657

(Continued)

70

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	AMGP		AMINS		AMMCGS		AMTP

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(95,648)	(188,430)	(2,789,841)	893,348	(119,115)	(155,544)	(1,160,892)	(1,450,072)
Realized gain (loss) on investments	926,217	2,228,550	(39,714,244)	3,646,804	823,706	991,090	430,341	12,995,201
Change in unrealized gain (loss) on investments	(6,509,053)	(992,676)	4,414,284	(25,301,310)	(4,987,095)	884,746	(108,474,235)	(15,107,994)
Reinvested capital gains	441,400	-	1,035	16,952,840	-	-	21,625,094	18,552,371

Net increase (decrease) in contract owners’ equity resulting from operations	(5,237,084)	1,047,444	(38,088,766)	(3,808,318)	(4,282,504)	1,720,292	(87,579,692)	14,989,506

Equity transactions:
Purchase payments received from contract owners (note 3)	472,361	633,097	30,883,696	109,134,858	86,080	127,225	3,747,736	4,751,390
Transfers between funds	(650,151)	(1,183,810)	(271,128,744)	43,256,992	(1,071,305)	1,014,492	(6,713,471)	(9,222,420)
Redemptions (note 3)	(1,968,691)	(3,484,514)	(7,125,192)	(8,308,402)	(862,499)	(907,455)	(19,892,990)	(33,553,930)
Annuity benefits	(23)	(29)	(567)	(432)	-	-	(27,970)	(40,423)
Contract maintenance charges (note 2)	(7,321)	(8,410)	(299,202)	(270,924)	(966)	(1,101)	(64,786)	(77,144)
Contingent deferred sales charges (note 2)	(5,998)	(8,902)	(147,591)	(128,412)	(9,573)	(14,107)	(36,006)	(57,688)
Adjustments to maintain reserves	(94)	(127)	(23,716)	(157,119)	(111)	(628)	(4,762)	868

Net equity transactions	(2,159,917)	(4,052,695)	(247,841,316)	143,526,561	(1,858,374)	218,426	(22,992,249)	(38,199,347)

Net change in contract owners’ equity	(7,397,001)	(3,005,251)	(285,930,082)	139,718,243	(6,140,878)	1,938,718	(110,571,941)	(23,209,841)
Contract owners’ equity beginning of period	15,420,721	18,425,972	293,668,744	153,950,501	10,958,939	9,020,221	182,085,723	205,295,564

Contract owners’ equity end of period	$8,023,720	15,420,721	7,738,662	293,668,744	4,818,061	10,958,939	71,513,782	182,085,723

CHANGES IN UNITS:
Beginning units	1,105,261	1,399,614	20,563,376	10,936,799	507,184	502,810	4,821,251	5,867,088
Units purchased	103,249	146,835	4,427,649	13,048,694	44,307	143,330	296,845	292,792
Units redeemed	(280,347)	(441,188)	(23,965,733)	(3,422,117)	(151,272)	(138,956)	(1,087,050)	(1,338,629)

Ending units	928,163	1,105,261	1,025,292	20,563,376	400,219	507,184	4,031,046	4,821,251

(Continued)

71

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	AMRS		AMFAS		AMSRS		OVMS

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(82,849)	(196,089)	(86,385)	(99,651)	(4,375,923)	(6,234,194)	1,526,556	1,681,503
Realized gain (loss) on investments	(575,132)	409,822	(211,104)	305,755	(950,599)	3,869,047	(5,275,870)	310,478
Change in unrealized gain (loss) on investments	(6,852,966)	(654,737)	(2,468,343)	(345,149)	(50,706,776)	14,801,627	(48,998,634)	(9,279,705)
Reinvested capital gains	27,332	427,951	187,423	47,921	2,713,949	1,439,364	6,658,903	10,773,436

Net increase (decrease) in contract owners’ equity resulting from operations	(7,483,615)	(13,053)	(2,578,409)	(91,124)	(53,319,349)	13,875,844	(46,089,045)	3,485,712

Equity transactions:
Purchase payments received from contract owners (note 3)	1,045,318	4,597,919	397,168	407,850	46,225,071	172,758,426	2,224,523	3,061,296
Transfers between funds	(1,088,053)	(4,982,275)	335,102	152,085	(454,123,273)	96,742,273	(6,680,025)	(3,005,472)
Redemptions (note 3)	(917,406)	(986,306)	(474,467)	(646,740)	(14,201,621)	(14,290,978)	(16,122,495)	(22,129,672)
Annuity benefits	-	-	-	-	(3,746)	(4,900)	(14,739)	(24,724)
Contract maintenance charges (note 2)	(7,274)	(1,114)	(984)	(629)	(535,421)	(417,935)	(46,481)	(54,842)
Contingent deferred sales charges (note 2)	(10,738)	(11,451)	(3,758)	(7,195)	(277,421)	(205,511)	(30,360)	(41,123)
Adjustments to maintain reserves	(335)	(689)	(283)	(320)	(14,130)	(3,988)	(162)	(114)

Net equity transactions	(978,488)	(1,383,916)	252,778	(94,949)	(422,930,541)	254,577,387	(20,669,739)	(22,194,651)

Net change in contract owners’ equity	(8,462,103)	(1,396,969)	(2,325,631)	(186,073)	(476,249,890)	268,453,231	(66,758,784)	(18,708,939)
Contract owners’ equity beginning of period	16,737,536	18,134,505	6,032,559	6,218,632	500,502,898	232,049,667	119,146,353	137,855,292

Contract owners’ equity end of period	$8,275,433	16,737,536	3,706,928	6,032,559	24,253,008	500,502,898	52,387,569	119,146,353

CHANGES IN UNITS:
Beginning units	1,309,013	1,440,361	392,938	399,331	29,683,131	14,567,602	3,793,326	4,523,880
Units purchased	448,561	770,522	183,533	148,639	5,126,351	18,326,427	105,577	154,382
Units redeemed	(541,555)	(901,870)	(170,101)	(155,032)	(32,417,442)	(3,210,898)	(926,743)	(884,936)

Ending units	1,216,019	1,309,013	406,370	392,938	2,392,040	29,683,131	2,972,160	3,793,326

(Continued)

72

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	OVCAFS		OVGR		OVB		OVGS3

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(858,109)	(1,063,666)	(789,330)	(1,051,833)	2,874,069	4,270,510	225,138	14,013
Realized gain (loss) on investments	785,484	1,745,319	2,599,937	7,994,724	(2,817,013)	1,158,307	3,119,139	8,615,762
Change in unrealized gain (loss) on investments	(30,391,351)	6,879,777	(38,741,679)	4,577,013	(34,742,735)	(2,274,931)	(52,083,596)	(8,487,804)
Reinvested capital gains	-	-	-	-	-	-	5,983,984	5,921,773

Net increase (decrease) in contract owners’ equity resulting from operations	(30,463,976)	7,561,430	(36,931,072)	11,519,904	(34,685,679)	3,153,886	(42,755,335)	6,063,744

Equity transactions:
Purchase payments received from contract owners (note 3)	3,218,037	6,664,178	2,962,134	4,025,527	2,358,634	2,979,705	8,062,393	10,978,070
Transfers between funds	(3,581,330)	(4,884,743)	(4,256,541)	(7,198,506)	(6,919,838)	(437,324)	(7,797,458)	(4,254,366)
Redemptions (note 3)	(5,118,259)	(3,967,446)	(11,259,806)	(18,459,504)	(14,719,464)	(19,412,680)	(14,006,293)	(21,091,727)
Annuity benefits	-	-	(16,600)	(27,553)	(13,895)	(15,406)	(13,922)	(17,312)
Contract maintenance charges (note 2)	(9,871)	(7,312)	(43,748)	(53,097)	(37,593)	(42,756)	(35,584)	(41,927)
Contingent deferred sales charges (note 2)	(97,866)	(79,364)	(46,118)	(65,062)	(26,530)	(35,011)	(70,898)	(74,532)
Adjustments to maintain reserves	(523)	(1,617)	851	(468)	(16,532)	3,421	(6,525)	(2,232)

Net equity transactions	(5,589,812)	(2,276,304)	(12,659,828)	(21,778,663)	(19,375,218)	(16,960,051)	(13,868,287)	(14,504,026)

Net change in contract owners’ equity	(36,053,788)	5,285,126	(49,590,900)	(10,258,759)	(54,060,897)	(13,806,165)	(56,623,622)	(8,440,282)
Contract owners’ equity beginning of period	69,363,812	64,078,686	89,378,932	99,637,691	102,216,189	116,022,354	112,825,784	121,266,066

Contract owners’ equity end of period	$33,310,024	69,363,812	39,788,032	89,378,932	48,155,292	102,216,189	56,202,162	112,825,784

CHANGES IN UNITS:
Beginning units	3,981,882	4,129,863	4,805,480	6,037,158	4,466,808	5,265,751	4,898,499	5,524,646
Units purchased	593,773	677,935	309,176	374,836	210,261	336,055	626,175	901,762
Units redeemed	(999,034)	(825,916)	(1,137,207)	(1,606,514)	(1,203,753)	(1,134,998)	(1,390,212)	(1,527,909)

Ending units	3,576,621	3,981,882	3,977,449	4,805,480	3,473,316	4,466,808	4,134,462	4,898,499

(Continued)

73

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	OVGS4		OVGS		OVGSS		OVHI3

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(176,251)	(409,508)	523,675	107,501	(19,690)	(64,097)	21,362	(3,811)
Realized gain (loss) on investments	(553,759)	2,279,459	14,571,089	33,187,135	205,519	843,896	(304,175)	(15,415)
Change in unrealized gain (loss) on investments	(45,533,159)	(2,392,817)	(119,409,989)	(32,914,580)	(8,774,045)	(858,575)	(388,706)	(5,799)
Reinvested capital gains	5,591,832	4,840,272	13,114,068	13,947,556	1,073,516	1,087,160	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(40,671,337)	4,317,406	(91,201,157)	14,327,612	(7,514,700)	1,008,384	(671,519)	(25,025)

Equity transactions:
Purchase payments received from contract owners (note 3)	5,741,670	18,266,347	2,978	64,085	392	(15)	82,434	59,395
Transfers between funds	(8,941,891)	(5,839,186)	(12,042,430)	(12,276,553)	(2,102,702)	(1,192,815)	517,811	468,880
Redemptions (note 3)	(6,378,346)	(6,786,433)	(27,599,474)	(47,883,816)	(1,479,756)	(1,333,789)	(129,846)	(34,749)
Annuity benefits	-	-	(41,466)	(53,984)	-	-	-	-
Contract maintenance charges (note 2)	(10,104)	(9,984)	(82,306)	(101,227)	(1,498)	(1,787)	(230)	(68)
Contingent deferred sales charges (note 2)	(88,268)	(85,826)	(36,774)	(60,514)	(19,408)	(18,680)	(209)	(7)
Adjustments to maintain reserves	(507)	(1,945)	33,911	601	(343)	(466)	(14,104)	(23)

Net equity transactions	(9,677,446)	5,542,973	(39,765,561)	(60,311,408)	(3,603,315)	(2,547,552)	455,856	493,428

Net change in contract owners’ equity	(50,348,783)	9,860,379	(130,966,718)	(45,983,796)	(11,118,015)	(1,539,168)	(215,663)	468,403
Contract owners’ equity beginning of period	104,330,390	94,470,011	248,379,318	294,363,114	20,585,407	22,124,575	468,403	-

Contract owners’ equity end of period	$53,981,607	104,330,390	117,412,600	248,379,318	9,467,392	20,585,407	252,740	468,403

CHANGES IN UNITS:
Beginning units	6,661,852	6,304,392	5,756,123	7,165,665	862,593	967,988	48,923	-
Units purchased	850,439	1,602,889	4	78	-	479	180,064	123,135
Units redeemed	(1,649,122)	(1,245,429)	(1,150,144)	(1,409,620)	(186,643)	(105,874)	(102,308)	(74,212)

Ending units	5,863,169	6,661,852	4,605,983	5,756,123	675,950	862,593	126,679	48,923

(Continued)

74

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	OVHI4		OVHI		OVHIS		OVSC

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$444,606	(73,737)	24,514	46,386	1,024,178	2,270,099	(31,327)	(39,661)
Realized gain (loss) on investments	(3,271,125)	(193,283)	(123,326)	15,202	(2,165,204)	(113,025)	(357,562)	115,913
Change in unrealized gain (loss) on investments	(6,889,235)	(138,069)	(193,406)	(53,334)	(14,303,261)	(2,341,567)	(1,543,450)	(399,329)
Reinvested capital gains	-	-	-	-	-	-	221,525	100,187

Net increase (decrease) in contract owners’ equity resulting from operations	(9,715,754)	(405,089)	(292,218)	8,254	(15,444,287)	(184,493)	(1,710,814)	(222,890)

Equity transactions:
Purchase payments received from contract owners (note 3)	2,125,672	2,695,813	(12)	25,804	4,546	2,507,174	364,635	356,322
Transfers between funds	3,348,619	7,924,707	(54,310)	(313,066)	(4,372,402)	(17,858,509)	381,324	2,286,190
Redemptions (note 3)	(1,059,579)	(728,500)	(112,505)	(134,949)	(2,181,812)	(3,185,760)	(480,271)	(603,915)
Annuity benefits	-	-	-	-	(2,944)	(2,979)	(372)	(276)
Contract maintenance charges (note 2)	(916)	(240)	(117)	(230)	(2,031)	(2,910)	(1,617)	(1,113)
Contingent deferred sales charges (note 2)	(9,956)	(14,043)	(3)	(208)	(21,980)	(31,362)	(1,786)	(282)
Adjustments to maintain reserves	(1,667)	(128)	(30)	(28)	(712)	(812)	(46)	39

Net equity transactions	4,402,173	9,877,609	(166,977)	(422,677)	(6,577,335)	(18,575,158)	261,867	2,036,965

Net change in contract owners’ equity	(5,313,581)	9,472,520	(459,195)	(414,423)	(22,021,622)	(18,759,651)	(1,448,947)	1,814,075
Contract owners’ equity beginning of period	9,472,520	-	510,531	924,954	25,701,219	44,460,870	4,092,040	2,277,965

Contract owners’ equity end of period	$4,158,939	9,472,520	51,336	510,531	3,679,597	25,701,219	2,643,093	4,092,040

CHANGES IN UNITS:
Beginning units	991,751	-	49,246	87,967	1,877,575	3,180,409	418,752	227,665
Units purchased	2,688,244	1,766,260	-	91,604	7	666,017	239,302	348,899
Units redeemed	(1,609,756)	(774,509)	(25,722)	(130,325)	(603,240)	(1,968,851)	(217,197)	(157,812)

Ending units	2,070,239	991,751	23,524	49,246	1,274,342	1,877,575	440,857	418,752

(Continued)

75

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	OVSCS		OVGI		OVGIS		OVAG

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(2,375,054)	(1,669,977)	49,367	(94,475)	(2,055,223)	(3,558,101)	(162,354)	(240,177)
Realized gain (loss) on investments	(6,421,937)	2,322,762	439,049	2,190,869	(4,650,030)	8,289,626	197,485	1,172,555
Change in unrealized gain (loss) on investments	(71,083,896)	(9,482,308)	(11,241,564)	(1,174,857)	(195,684,358)	(3,241,859)	(7,546,706)	7,421
Reinvested capital gains	9,799,136	2,837,156	1,372,064	-	24,059,956	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(70,081,751)	(5,992,367)	(9,381,084)	921,537	(178,329,655)	1,489,666	(7,511,575)	939,799

Equity transactions:
Purchase payments received from contract owners (note 3)	21,061,258	43,133,931	1,404,950	1,963,139	44,131,538	136,524,143	967,480	1,388,265
Transfers between funds	38,121,966	22,344,161	(1,354,116)	96,324	26,238,707	41,566,777	(928,902)	(1,907,552)
Redemptions (note 3)	(8,881,039)	(4,527,923)	(3,920,948)	(5,751,994)	(20,776,884)	(12,264,290)	(2,111,631)	(3,132,552)
Annuity benefits	(59)	-	(8,536)	(13,036)	(149)	-	-	-
Contract maintenance charges (note 2)	(379,953)	(83,951)	(12,837)	(14,617)	(900,873)	(311,701)	(10,809)	(13,679)
Contingent deferred sales charges (note 2)	(175,869)	(75,353)	(19,254)	(22,732)	(393,034)	(198,454)	(23,441)	(19,771)
Adjustments to maintain reserves	(1,041)	(2,197)	242	997	(1,071)	(5,081)	(97)	(142)

Net equity transactions	49,745,263	60,788,668	(3,910,499)	(3,741,919)	48,298,234	165,311,394	(2,107,400)	(3,685,431)

Net change in contract owners’ equity	(20,336,488)	54,796,301	(13,291,583)	(2,820,382)	(130,031,421)	166,801,060	(9,618,975)	(2,745,632)
Contract owners’ equity beginning of period	125,648,459	70,852,158	26,266,088	29,086,470	402,804,694	236,003,634	16,720,309	19,465,941

Contract owners’ equity end of period	$105,311,971	125,648,459	12,974,505	26,266,088	272,773,273	402,804,694	7,101,334	16,720,309

CHANGES IN UNITS:
Beginning units	6,050,092	3,305,000	2,487,109	2,841,846	24,014,369	14,409,505	2,576,050	3,147,364
Units purchased	5,302,603	3,945,305	279,986	553,940	7,491,233	13,464,733	316,968	325,096
Units redeemed	(3,015,352)	(1,200,213)	(744,488)	(908,677)	(4,500,024)	(3,859,869)	(716,694)	(896,410)

Ending units	8,337,343	6,050,092	2,022,607	2,487,109	27,005,578	24,014,369	2,176,324	2,576,050

(Continued)

76

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	PISVP1		PVGIB		PVTIGB		PVTVB

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(3,653)	(4,220)	30,478	(23,689)	7,880	23,236	(29,047)	(42,282)
Realized gain (loss) on investments	(92,857)	(11,971)	(610,222)	196,292	12,316	125,163	(36,556)	172,829
Change in unrealized gain (loss) on investments	(490,494)	(385,889)	(2,900,852)	(1,946,049)	(833,657)	(244,489)	(756,377)	(42,275)
Reinvested capital gains	153,345	299,112	973,768	1,219,908	192,364	210,562	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(433,659)	(102,968)	(2,506,828)	(553,538)	(621,097)	114,472	(821,980)	88,272

Equity transactions:
Purchase payments received from contract owners (note 3)	266	25,508	58,637	78,232	-	-	34,791	15,004
Transfers between funds	(67,029)	(33,794)	(311,802)	(620,149)	(123,387)	(161,735)	(48,541)	(229,217)
Redemptions (note 3)	(27,061)	(56,766)	(676,400)	(760,481)	(55,007)	(184,528)	(243,758)	(356,133)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(56)	(96)	(977)	(1,016)	(137)	(157)	(367)	(376)
Contingent deferred sales charges (note 2)	-	-	(15,573)	(15,079)	(613)	(4,199)	(3,785)	(12,418)
Adjustments to maintain reserves	(10)	(1)	(142)	(322)	(139)	16	(137)	(266)

Net equity transactions	(93,890)	(65,149)	(946,257)	(1,318,815)	(179,283)	(350,603)	(261,797)	(583,406)

Net change in contract owners’ equity	(527,549)	(168,117)	(3,453,085)	(1,872,353)	(800,380)	(236,131)	(1,083,777)	(495,134)
Contract owners’ equity beginning of period	1,173,591	1,341,708	6,876,101	8,748,454	1,525,012	1,761,143	2,271,117	2,766,251

Contract owners’ equity end of period	$646,042	1,173,591	3,423,016	6,876,101	724,632	1,525,012	1,187,340	2,271,117

CHANGES IN UNITS:
Beginning units	117,897	124,148	468,881	551,603	71,037	87,538	168,443	213,216
Units purchased	782	6,820	36,053	16,334	-	3,847	10,344	27,232
Units redeemed	(12,946)	(13,071)	(117,846)	(99,056)	(9,857)	(20,348)	(36,603)	(72,005)

Ending units	105,733	117,897	387,088	468,881	61,180	71,037	142,184	168,443

(Continued)

77

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	TRBCG2		TREI2		TRLT2		DSRG

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(3,075,467)	(1,569,018)	470,585	(23,766)	884,495	378,387	(311,002)	(618,117)
Realized gain (loss) on investments	(1,341,937)	1,053,580	(1,046,707)	1,048,729	(28,663)	855	(6,076,910)	(4,934,921)
Change in unrealized gain (loss) on investments	(101,401,814)	9,175,145	(34,340,847)	(5,255,297)	(1,262,177)	241,676	(16,689,844)	10,518,224
Reinvested capital gains	-	-	2,107,353	4,427,360	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(105,819,218)	8,659,707	(32,809,616)	197,026	(406,345)	620,918	(23,077,756)	4,965,186

Equity transactions:
Purchase payments received from contract owners (note 3)	25,390,342	44,889,392	16,738,483	26,252,958	5,361,860	9,270,073	2,399,674	2,967,102
Transfers between funds	105,779,333	61,775,612	7,299,559	1,470,811	13,383,565	13,839,582	(2,989,401)	(4,928,781)
Redemptions (note 3)	(11,097,363)	(4,007,375)	(7,204,544)	(5,737,988)	(3,734,295)	(1,346,062)	(9,931,828)	(13,039,667)
Annuity benefits	(1,113)	-	(3,457)	(4,222)	-	-	(7,490)	(2,996)
Contract maintenance charges (note 2)	(488,777)	(86,315)	(35,967)	(5,633)	(51,706)	(1,500)	(52,268)	(60,604)
Contingent deferred sales charges (note 2)	(185,760)	(49,070)	(85,680)	(47,203)	(84,785)	(6,230)	(36,264)	(41,484)
Adjustments to maintain reserves	(885)	(1,604)	5,242	(1,162)	417	1,658	3,746	(2,861)

Net equity transactions	119,395,777	102,520,640	16,713,636	21,927,561	14,875,056	21,757,521	(10,613,831)	(15,109,291)

Net change in contract owners’ equity	13,576,559	111,180,347	(16,095,980)	22,124,587	14,468,711	22,378,439	(33,691,587)	(10,144,105)
Contract owners’ equity beginning of period	133,588,581	22,408,234	76,363,727	54,239,140	31,585,239	9,206,800	72,329,772	82,473,877

Contract owners’ equity end of period	$147,165,140	133,588,581	60,267,747	76,363,727	46,053,950	31,585,239	38,638,185	72,329,772

CHANGES IN UNITS:
Beginning units	10,055,319	1,860,568	6,128,523	4,412,317	2,984,605	897,335	2,887,153	3,504,269
Units purchased	12,281,690	9,459,193	3,457,161	3,579,944	2,850,776	2,462,859	123,980	140,091
Units redeemed	(2,663,603)	(1,264,442)	(1,862,608)	(1,863,738)	(1,474,432)	(375,589)	(630,537)	(757,207)

Ending units	19,673,406	10,055,319	7,723,076	6,128,523	4,360,949	2,984,605	2,380,596	2,887,153

(Continued)

78

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	VWBFR		VWBF		VWEMR		VWEM

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$614,508	353,900	1,343,185	1,058,302	(276,248)	(295,139)	(380,161)	(386,311)
Realized gain (loss) on investments	(42,948)	(195,683)	(371,189)	(457,001)	(6,921,436)	3,358,355	(92,397)	6,302,960
Change in unrealized gain (loss) on investments	(458,896)	502,780	(583,411)	957,901	(22,684,555)	1,029,821	(40,435,269)	(536,696)
Reinvested capital gains	-	-	-	-	11,631,611	4,720,791	15,223,007	7,864,824

Net increase (decrease) in contract owners’ equity resulting from operations	112,664	660,997	388,585	1,559,202	(18,250,628)	8,813,828	(25,684,820)	13,244,777

Equity transactions:
Purchase payments received from contract owners (note 3)	448,071	585,309	-	33	934,783	1,557,545	(109)	61,761
Transfers between funds	708,740	1,325,285	(1,281,269)	(789,366)	(7,027,224)	4,471,559	(2,457,480)	(3,266,318)
Redemptions (note 3)	(2,150,571)	(1,419,562)	(2,817,333)	(3,619,530)	(2,883,313)	(4,428,298)	(4,000,717)	(8,036,349)
Annuity benefits	(1,516)	-	(2,538)	(2,401)	(3,759)	(4,205)	(14,082)	(25,209)
Contract maintenance charges (note 2)	(2,594)	(1,885)	(8,944)	(9,360)	(6,659)	(8,265)	(13,922)	(17,603)
Contingent deferred sales charges (note 2)	(3,862)	(2,748)	(1,750)	(2,787)	(8,254)	(9,717)	(4,502)	(10,463)
Adjustments to maintain reserves	3,575	(67)	(2,298)	477	331	1,011	2,584	4,999

Net equity transactions	(998,157)	486,332	(4,114,132)	(4,422,934)	(8,994,095)	1,579,630	(6,488,228)	(11,289,182)

Net change in contract owners’ equity	(885,493)	1,147,329	(3,725,547)	(2,863,732)	(27,244,723)	10,393,458	(32,173,048)	1,955,595
Contract owners’ equity beginning of period	8,910,518	7,763,189	19,122,232	21,985,964	35,419,465	25,026,007	44,356,883	42,401,288

Contract owners’ equity end of period	$8,025,025	8,910,518	15,396,685	19,122,232	8,174,742	35,419,465	12,183,835	44,356,883

CHANGES IN UNITS:
Beginning units	731,903	690,934	889,847	1,107,173	1,152,258	1,106,434	1,599,935	2,079,717
Units purchased	498,428	316,826	-	-	278,549	822,360	59	-
Units redeemed	(587,917)	(275,857)	(186,622)	(217,326)	(666,891)	(776,536)	(335,936)	(479,782)

Ending units	642,414	731,903	703,225	889,847	763,916	1,152,258	1,264,058	1,599,935

(Continued)

79

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	VWHAR		VWHA		MSVFI		MSVF2

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(416,429)	(480,374)	(500,253)	(638,683)	108,965	65,016	6,402,303	3,602,936
Realized gain (loss) on investments	287,404	3,935,670	5,962,740	6,186,747	(119,033)	17,379	(5,301,604)	(42,096)
Change in unrealized gain (loss) on investments	(27,898,131)	5,938,356	(37,368,416)	7,046,890	(437,219)	24,449	(36,033,941)	3,634,710
Reinvested capital gains	6,617,535	4,275,584	8,257,790	6,400,431	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(21,409,621)	13,669,236	(23,648,139)	18,995,385	(447,287)	106,844	(34,933,242)	7,195,550

Equity transactions:
Purchase payments received from contract owners (note 3)	1,483,188	1,673,206	(348)	(147)	244,265	245,605	32,437,863	90,733,170
Transfers between funds	1,123,860	2,203,387	(3,564,995)	(2,798,775)	312,810	2,222,183	(53,307,697)	83,043,132
Redemptions (note 3)	(5,905,125)	(5,183,512)	(6,382,193)	(6,481,955)	(663,809)	(432,077)	(14,800,091)	(7,534,522)
Annuity benefits	(2,101)	(2,020)	(10,577)	(9,427)	-	-	(157)	-
Contract maintenance charges (note 2)	(12,808)	(10,338)	(18,850)	(19,103)	(1,420)	(740)	(536,688)	(200,588)
Contingent deferred sales charges (note 2)	(7,187)	(9,290)	(3,372)	(4,895)	(2,703)	(196)	(254,674)	(106,087)
Adjustments to maintain reserves	(161)	(411)	8,518	3,363	(105)	(156)	(862)	(2,904)

Net equity transactions	(3,320,334)	(1,328,978)	(9,971,817)	(9,310,939)	(110,962)	2,034,619	(36,462,306)	165,932,201

Net change in contract owners’ equity	(24,729,955)	12,340,258	(33,619,956)	9,684,446	(558,249)	2,141,463	(71,395,548)	173,127,751
Contract owners’ equity beginning of period	46,070,345	33,730,087	58,405,783	48,721,337	3,557,887	1,416,424	286,272,488	113,144,737

Contract owners’ equity end of period	$21,340,390	46,070,345	24,785,827	58,405,783	2,999,638	3,557,887	214,876,940	286,272,488

CHANGES IN UNITS:
Beginning units	1,400,348	1,470,219	1,118,247	1,340,984	328,510	136,094	25,887,057	10,572,601
Units purchased	753,375	733,623	-	-	209,243	299,366	6,060,614	17,222,645
Units redeemed	(934,439)	(803,494)	(225,882)	(222,737)	(225,136)	(106,950)	(9,815,302)	(1,908,189)

Ending units	1,219,284	1,400,348	892,365	1,118,247	312,617	328,510	22,132,369	25,887,057

(Continued)

80

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	MSEM		MSEMB		MSVRE		MSVREB

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$335,121	490,613	95,545	128,297	2,027,730	(478,010)	890,316	(659,517)
Realized gain (loss) on investments	(302,007)	(110,214)	(89,035)	(39,384)	2,376,340	38,936,051	(10,999,719)	12,497,447
Change in unrealized gain (loss) on investments	(1,228,571)	(238,725)	(357,750)	(55,822)	(81,704,272)	(83,713,845)	(48,143,342)	(41,769,776)
Reinvested capital gains	238,029	256,821	70,024	69,222	36,706,467	15,636,180	27,428,028	9,597,092

Net increase (decrease) in contract owners’ equity resulting from operations	(957,428)	398,495	(281,216)	102,313	(40,593,735)	(29,619,624)	(30,824,717)	(20,334,754)

Equity transactions:
Purchase payments received from contract owners (note 3)	(253)	(13)	-	(65)	3,320,519	5,875,599	3,411,631	20,486,120
Transfers between funds	(670,164)	(1,085,960)	(135,747)	(231,100)	(8,237,395)	(42,565,173)	(3,947,039)	(27,023,886)
Redemptions (note 3)	(1,064,832)	(1,739,155)	(227,330)	(295,201)	(16,854,491)	(30,308,534)	(7,599,851)	(7,783,265)
Annuity benefits	-	-	-	-	(10,608)	(14,143)	(10,188)	(10,721)
Contract maintenance charges (note 2)	(3,433)	(4,305)	(266)	(261)	(45,151)	(68,065)	(10,148)	(11,149)
Contingent deferred sales charges (note 2)	(3,772)	(1,774)	(3,208)	(6,665)	(52,621)	(53,891)	(132,793)	(120,741)
Adjustments to maintain reserves	(16)	(24)	(112)	(176)	1,594	1,090	(717)	(1,037)

Net equity transactions	(1,742,470)	(2,831,231)	(366,663)	(533,468)	(21,878,153)	(67,133,117)	(8,289,105)	(14,464,679)

Net change in contract owners’ equity	(2,699,898)	(2,432,736)	(647,879)	(431,155)	(62,471,888)	(96,752,741)	(39,113,822)	(34,799,433)
Contract owners’ equity beginning of period	6,980,725	9,413,461	1,965,340	2,396,495	121,588,720	218,341,461	81,927,743	116,727,176

Contract owners’ equity end of period	$4,280,827	6,980,725	1,317,461	1,965,340	59,116,832	121,588,720	42,813,921	81,927,743

CHANGES IN UNITS:
Beginning units	351,451	498,158	113,859	145,536	2,592,043	3,810,701	3,568,905	4,145,461
Units purchased	-	-	-	4	342,609	397,450	1,176,390	1,492,789
Units redeemed	(94,560)	(146,707)	(22,828)	(31,681)	(878,625)	(1,616,108)	(1,684,282)	(2,069,345)

Ending units	256,891	351,451	91,031	113,859	2,056,027	2,592,043	3,061,013	3,568,905

(Continued)

81

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	VYDS		SVDF		WFVLCG		WFVMM

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(5,483)	(7,868)	(713,564)	(955,911)	(1,977)	(2,929)	253	535
Realized gain (loss) on investments	14,968	6,827	3,564,253	5,574,290	609	1,146	-	-
Change in unrealized gain (loss) on investments	(507,003)	189	(31,921,510)	8,715,338	(51,732)	8,869	-	-
Reinvested capital gains	127,929	82,411	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(369,589)	81,559	(29,070,821)	13,333,717	(53,100)	7,086	253	535

Equity transactions:
Purchase payments received from contract owners (note 3)	44,635	21,666	795,007	966,397	45	-	-	611,166
Transfers between funds	(41,110)	(1,786)	(1,750,799)	(2,103,615)	-	-	202,791	(535,087)
Redemptions (note 3)	(131,922)	(7,632)	(7,473,539)	(11,056,240)	(5,759)	(7,517)	(2,200)	(76,167)
Annuity benefits	-	-	(16,627)	(18,780)	-	-	-	-
Contract maintenance charges (note 2)	(175)	(189)	(27,318)	(31,618)	(35)	(43)	(30)	(30)
Contingent deferred sales charges (note 2)	-	(266)	(10,655)	(10,297)	(168)	(348)	-	-
Adjustments to maintain reserves	-	(11)	(6,920)	(1,381)	(17)	(21)	45	113

Net equity transactions	(128,572)	11,782	(8,490,851)	(12,255,534)	(5,934)	(7,929)	200,606	(5)

Net change in contract owners’ equity	(498,161)	93,341	(37,561,672)	1,078,183	(59,034)	(843)	200,859	530
Contract owners’ equity beginning of period	1,063,078	969,737	69,816,019	68,737,836	136,370	137,213	17,585	17,055

Contract owners’ equity end of period	$564,917	1,063,078	32,254,347	69,816,019	77,336	136,370	218,444	17,585

CHANGES IN UNITS:
Beginning units	66,078	65,321	1,793,964	2,138,630	12,402	13,143	1,632	1,635
Units purchased	3,099	1,779	107,174	80,276	-	-	18,728	58,314
Units redeemed	(11,802)	(1,022)	(393,126)	(424,942)	(626)	(741)	(206)	(58,317)

Ending units	57,375	66,078	1,508,012	1,793,964	11,776	12,402	20,154	1,632

(Continued)

82

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	SVOF		WFVSMV		WFVTRB

	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$1,305,772	(2,392,205)	(87)	(1)	841	768
Realized gain (loss) on investments	(7,092,700)	7,758,603	(310)	1	(1)	(1)
Change in unrealized gain (loss) on investments	(152,729,190)	(32,879,682)	(6,144)	9	(559)	325
Reinvested capital gains	51,688,115	45,422,273	2,098	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(106,828,003)	17,908,989	(4,443)	9	281	1,092

Equity transactions:
Purchase payments received from contract owners (note 3)	4,928,968	6,610,961	11,333	372	-	-
Transfers between funds	(11,139,737)	(16,577,163)	783	(10)	-	-
Redemptions (note 3)	(33,723,685)	(51,566,086)	(1,514)	-	-	-
Annuity benefits	(42,388)	(60,812)	-	-	-	-
Contract maintenance charges (note 2)	(117,994)	(138,185)	-	-	-	-
Contingent deferred sales charges (note 2)	(69,229)	(74,200)	-	-	-	-
Adjustments to maintain reserves	14,276	66,243	(1)	(3)	(1)	(1)

Net equity transactions	(40,149,789)	(61,739,242)	10,601	359	(1)	(1)

Net change in contract owners’ equity	(146,977,792)	(43,830,253)	6,158	368	280	1,091
Contract owners’ equity beginning of period	291,426,019	335,256,272	368	-	23,072	21,981

Contract owners’ equity end of period	$144,448,227	291,426,019	6,526	368	23,352	23,072

CHANGES IN UNITS:
Beginning units	5,757,665	7,005,669	39	-	2,116	2,116
Units purchased	181,645	173,167	1,409	40	-	-
Units redeemed	(1,123,382)	(1,421,171)	(188)	(1)	-	-

Ending units	4,815,928	5,757,665	1,260	39	2,116	2,116

See accompanying notes to financial statements.

83

NATIONWIDE VARIABLE ACCOUNT-II

NOTES TO FINANCIAL STATEMENTS

December 31, 2008 and 2007

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide Variable Account-II (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on October 7, 1981. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts, and Individual Modified Single Premium Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized.

(b) The Contracts

Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

Portfolios of the AIM Variable Insurance Funds (AIM VIF);

AIM VIF - Basic Value Fund - Series II (AVBV2)

AIM VIF - Capital Appreciation Fund - Series II (AVCA2)

AIM VIF - Capital Development Fund - Series II (AVCD2)

Alger American Balanced Portfolio - Class S (ALBS)

Alger American Mid Cap Growth Portfolio - Class S (ALMCS)

Portfolios of the AllianceBernstein Variable Products Series Fund, Inc. (AllianceBernstein VPS);

AllianceBernstein VPS - Growth and Income Portfolio - Class B (ALVGIB)

AllianceBernstein VPS - Small-Mid Cap Value Portfolio - Class B (ALVSVB)

Portfolios of the American Century Variable Portfolios, Inc. (American Century VP);

American Century VP - Balanced Fund - Class I (ACVB)

American Century VP - Capital Appreciation Fund - Class I (ACVCA)

American Century VP - Income & Growth Fund - Class I (ACVIG)

American Century VP - Income & Growth Fund - Class II (ACVIG2)

American Century VP - Inflation Protection Fund - Class II (ACVIP2)

American Century VP - International Fund - Class I (ACVI)

American Century VP - International Fund - Class II (ACVI2)

American Century VP - International Fund - Class III (ACVI3)

American Century VP - International Fund - Class IV (ACVI4)

American Century VP - Mid Cap Value Fund - Class I (ACVMV1)

American Century VP - Mid Cap Value Fund - Class II (ACVMV2)

American Century VP - Ultra(R) Fund - Class I (ACVU1)

American Century VP - Ultra(R) Fund - Class II (ACVU2)

American Century VP - Value Fund - Class I (ACVV)

American Century VP - Value Fund - Class II (ACVV2)

American Century VP - Vista(SM) Fund - Class I (ACVVS1)

American Century VP - Vista(SM) Fund - Class II (ACVVS2)

Portfolios of the American Funds Insurance Series(R) (American Funds IS);

American Funds IS - Growth Fund - Class 1 (AFGF)

American Funds IS - High Income Bond Fund - Class 1 (AFHY)

American Funds IS - U.S. Government/AAA-Rated Securities Fund - Class 1 (AFGC)

Portfolios of the BB&T Variable Insurance Funds;

BB&T Variable Insurance Funds - Capital Manager Equity Fund (BBCMAG)*

BB&T Variable Insurance Funds - Large Cap Fund (BBGI)*

BB&T Variable Insurance Funds - Large Cap Growth Fund (BBLCG)*

BB&T Variable Insurance Funds - Mid Cap Growth Fund (BBCA)*

Charles Schwab Money Market Portfolio (CHSMM)

Portfolios of the Credit Suisse Trust;

Credit Suisse Trust - Global Small Cap Portfolio (WVCP)

Credit Suisse Trust - International Focus Portfolio (WIEP)

Credit Suisse Trust - Small Cap Core I Portfolio (WSCP)

Portfolios of the Dreyfus Investment Portfolios (Dreyfus IP);

Dreyfus IP - European Equity Portfolio (DVEE)*

Dreyfus IP - Small Cap Stock Index Portfolio - Service Class (DVSCS)

(Continued)

84

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

Dreyfus Stock Index Fund, Inc. - Initial Class (DSIF)

Dreyfus Stock Index Fund, Inc. - Service Class (DSIFS)

Portfolios of the Dreyfus Variable Investment Fund (Dreyfus VIF);

Dreyfus VIF - Appreciation Portfolio - Initial Class (DCAP)

Dreyfus VIF - Appreciation Portfolio - Service Class (DCAPS)

Dreyfus VIF - Developing Leaders Portfolio - Service Class (DVDLS)

Dreyfus VIF - Growth and Income Portfolio - Initial Class (DGI)

Portfolios of the Federated Insurance Series (Federated IS);

Federated IS - American Leaders Fund II - Service Class (FALFS)

Federated IS - Capital Appreciation Fund II - Service Class (FCA2S)

Federated IS - Market Opportunity Fund II - Service Class (FVMOS)

Federated IS - Quality Bond Fund II - Primary Class (FQB)

Federated IS - Quality Bond Fund II - Service Class (FQBS)

Portfolios of the Fidelity(R) Variable Insurance Products Fund (Fidelity(R) VIP);

Fidelity(R) VIP - Equity-Income Portfolio - Initial Class (FEIP)

Fidelity(R) VIP - Equity-Income Portfolio - Service Class 2 (FEI2)

Fidelity(R) VIP - Growth Portfolio - Initial Class (FGP)

Fidelity(R) VIP - Growth Portfolio - Service Class 2 (FG2)

Fidelity(R) VIP - High Income Portfolio - Initial Class (FHIP)

Fidelity(R) VIP - High Income Portfolio - Initial Class R (FHIPR)

Fidelity(R) VIP - Overseas Portfolio - Initial Class (FOP)

Fidelity(R) VIP - Overseas Portfolio - Initial Class R (FOPR)

Fidelity(R) VIP - Overseas Portfolio - Service Class 2 (FO2)

Fidelity(R) VIP - Overseas Portfolio - Service Class 2 R (FO2R)

Portfolios of the Fidelity(R) Variable Insurance Products Fund II (Fidelity(R) VIP II);

Fidelity(R) VIP II - Asset Manager Portfolio - Initial Class (FAMP)

Fidelity(R) VIP II - Contrafund(R) Portfolio - Initial Class (FCP)

Fidelity(R) VIP II - Contrafund(R) Portfolio - Service Class 2 (FC2)

Fidelity(R) VIP II - Investment Grade Bond Portfolio - Service Class (FIGBS)

Fidelity(R) VIP II - Investment Grade Bond Portfolio - Service Class 2 (FIGBP2)

Portfolios of the Fidelity(R) Variable Insurance Products Fund III (Fidelity(R) VIP III);

Fidelity(R) VIP III - Growth Opportunities Portfolio - Initial Class (FGOP)

Fidelity(R) VIP III - Mid Cap Portfolio - Service Class (FMCS)

Fidelity(R) VIP III - Mid Cap Portfolio - Service Class 2 (FMC2)

Fidelity(R) VIP III - Value Strategies Portfolio - Service Class (FVSS)

Fidelity(R) VIP III - Value Strategies Portfolio - Service Class 2 (FVSS2)

Portfolios of the Fidelity(R) Variable Insurance Products Fund IV (Fidelity(R) VIP IV);

Fidelity(R) VIP IV - Energy Portfolio - Service Class 2 (FNRS2)

Fidelity(R) VIP IV - Freedom Fund 2010 Portfolio - Service Class (FF10S)

Fidelity(R) VIP IV - Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)

Fidelity(R) VIP IV - Freedom Fund 2020 Portfolio - Service Class (FF20S)

Fidelity(R) VIP IV - Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)

Fidelity(R) VIP IV - Freedom Fund 2030 Portfolio - Service Class (FF30S)

Fidelity(R) VIP IV - Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)

Portfolios of the Financial Investors Variable Insurance Trust (Financial Investors VIT);

Financial Investors VIT - First Horizon Core Equity Portfolio (FHGIP)*

First Horizon Capital Appreciation Portfolio (FHCAP)*

Portfolios of the Franklin Templeton Variable Insurance Products Trust (Franklin Templeton VIP);

Franklin Templeton VIP - Developing Markets Securities Fund - Class 3 (FTVDM3)

Franklin Templeton VIP - Foreign Securities Fund - Class 2 (TIF2)

Franklin Templeton VIP - Foreign Securities Fund - Class 3 (TIF3)

Franklin Templeton VIP - Founding Funds Allocation Fund - Class 2 (FTVFA2)

Franklin Templeton VIP - Global Income Securities Fund - Class 3 (FTVGI3)

Franklin Templeton VIP - Income Securities Fund - Class 2 (FTVIS2)

Franklin Templeton VIP - Rising Dividends Securities Fund - Class 2 (FTVRD2)

Franklin Templeton VIP - Small Cap Value Securities Fund - Class 2 (FTVSV2)

Portfolios of the Janus Aspen Series;

Janus Aspen Series - Balanced Portfolio - Service Class (JABS)

Janus Aspen Series - Forty Portfolio - Service Class (JACAS)

Janus Aspen Series - Global Technology Portfolio - Service Class (JAGTS)

Janus Aspen Series - Global Technology Portfolio - Service II Class (JAGTS2)

Janus Aspen Series - INTECH Risk Managed Core Portfolio - Service Class (JARLCS)

Janus Aspen Series - International Growth Portfolio - Service Class (JAIGS)

(Continued)

85

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

Janus Aspen Series - International Growth Portfolio - Service II Class (JAIGS2)

Portfolios of the JPMorgan Insurance Trust;

JPMorgan Insurance Trust - Balanced Portfolio 1 (OGAA)*

JPMorgan Insurance Trust - Core Bond Portfolio 1 (OGBDP)*

JPMorgan Insurance Trust - Diversified Equity Portfolio 1 (OGDEP)*

JPMorgan Insurance Trust - Diversified Mid Cap Growth Portfolio 1 (OGGO)*

JPMorgan Insurance Trust - Diversified Mid Cap Value Portfolio 1 (OGMVP)*

JPMorgan Insurance Trust - Equity-Index Portfolio 1 (OGEI)*

JPMorgan Insurance Trust - Government Bond Portfolio 1 (OGGB)*

JPMorgan Insurance Trust - Intrepid Growth Portfolio - Class 1 (OGLG) (formerly Large Cap Growth Portfolio -Class 1)*

JPMorgan Insurance Trust - Intrepid Mid Cap Portfolio 1 (OGDMP)*

Portfolios of the JPMorgan Series Trust II;

JPMorgan Series Trust II - Mid Cap Value Portfolio (JPMCVP)

Portfolios of the Lehman Brothers Advisers Management Trust (Lehman Brothers AMT);

Lehman Brothers AMT - Short Duration Bond Portfolio - I Class (AMTB)

Portfolios of the MFS(R) Variable Insurance Trust (MFS(R) VIT);

MFS(R) VIT - Investors Growth Stock Series - Service Class (MIGSC)

MFS(R) VIT - Value Series - Service Class (MVFSC)

MTB Large Cap Growth Fund II (VFLG2)

MTB Large Cap Value Fund II (VFLV2)

MTB Managed Allocation Fund - Aggressive Growth II (MBVAG2)

MTB Managed Allocation Fund - Conservative Growth II (MBVCG2)

MTB Managed Allocation Fund - Moderate Growth II (VFMG2)

Portfolios of the Nationwide Variable Insurance Trust (Nationwide VIT);

Nationwide VIT - American Funds Asset Allocation Fund - Class II (GVAAA2)

Nationwide VIT - American Funds Bond Fund - Class II (GVABD2)

Nationwide VIT - American Funds Global Growth Fund - Class II (GVAGG2)

Nationwide VIT - American Funds Growth Fund - Class II (GVAGR2)

Nationwide VIT - American Funds Growth-Income Fund - Class II (GVAGI2)

Nationwide VIT - Cardinal Aggressive Fund - Class II (NVCRA2)

Nationwide VIT - Cardinal Balanced Fund - Class II (NVCRB2)

Nationwide VIT - Cardinal Capital Appreciation Fund - Class II (NVCCA2)

Nationwide VIT - Cardinal Conservative Fund - Class II (NVCCN2)

Nationwide VIT - Cardinal Moderate Fund - Class II (NVCMD2)

Nationwide VIT - Cardinal Moderately Aggressive Fund - Class II (NVCMA2)

Nationwide VIT - Cardinal Moderately Conservative Fund - Class II (NVCMC2)

Nationwide VIT - Core Bond Fund - Class I (NVCBD1)

Nationwide VIT - Core Bond Fund - Class II (NVCBD2)

Nationwide VIT - Federated High Income Bond Fund - Class I (HIBF)

Nationwide VIT - Federated High Income Bond Fund - Class III (HIBF3)

Nationwide VIT - Gartmore Emerging Markets Fund - Class I (GEM)

Nationwide VIT - Gartmore Emerging Markets Fund - Class II (GEM2)

Nationwide VIT - Gartmore Emerging Markets Fund - Class III (GEM3)

Nationwide VIT - Gartmore Emerging Markets Fund - Class VI (GEM6)

Nationwide VIT - Gartmore Global Utilities Fund - Class II (GVGU2)

Nationwide VIT - Gartmore Global Utilities Fund - Class III (GVGU)

Nationwide VIT - Gartmore International Equity Fund - Class I (GIG) (formerly Gartmore International Growth Fund - Class I)

Nationwide VIT - Gartmore International Equity Fund - Class III (GIG3) (formerly Gartmore International Growth Fund - Class III)

Nationwide VIT - Gartmore International Equity Fund - Class VI (NVIE6)

Nationwide VIT - Gartmore Worldwide Leaders Fund - Class III (GEF3)

Nationwide VIT - Global Financial Services Fund - Class II (GVGF2)

Nationwide VIT - Global Financial Services Fund - Class III (GVGFS)

Nationwide VIT - Government Bond Fund - Class I (GBF)

Nationwide VIT - Growth Fund - Class I (CAF)

Nationwide VIT - Health Sciences Fund - Class II (GVGH2) (formerly Global Health Sciences Fund - Class II)

Nationwide VIT - Health Sciences Fund - Class III (GVGHS) (formerly Global Health Sciences Fund - Class III)

Nationwide VIT - Health Sciences Fund - Class VI (GVGH6) (formerly Global Health Sciences Fund - Class IV)

Nationwide VIT - International Index Fund - Class VIII (GVIX8)

Nationwide VIT - Investor Destinations Aggressive Fund - Class II (GVIDA)

Nationwide VIT - Investor Destinations Conservative Fund - Class II (GVIDC)

Nationwide VIT - Investor Destinations Moderate Fund - Class II (GVIDM)

Nationwide VIT - Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)

(Continued)

86

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

Nationwide VIT - Investor Destinations Moderately Conservative Fund - Class II (GVDMC)

Nationwide VIT - J.P. Morgan Balanced Fund - Class I (BF)

Nationwide VIT - Lehman Brothers Core Plus Bond Fund - Class II (NVLCP2)

Nationwide VIT - Mid Cap Growth Fund - Class I (SGRF)

Nationwide VIT - Mid Cap Growth Fund - Class II (SGRF2)

Nationwide VIT - Mid Cap Index Fund - Class I (MCIF)

Nationwide VIT - Money Market Fund - Class I (SAM)

Nationwide VIT - Multi-Manager International Growth Fund - Class III (NVMIG3)

Nationwide VIT - Multi-Manager International Growth Fund - Class VI (NVMIG6)

Nationwide VIT - Multi-Manager International Value Fund - Class II (GVDIV2) (formerly International Value Fund - Class II)

Nationwide VIT - Multi-Manager International Value Fund - Class III (GVDIV3) (formerly International Value Fund - Class III)

Nationwide VIT - Multi-Manager International Value Fund - Class VI (GVDIV6) (formerly International Value Fund - Class VI)

Nationwide VIT - Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)

Nationwide VIT - Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)

Nationwide VIT - Multi-Manager Large Cap Value Fund - Class II (NVMLV2)

Nationwide VIT - Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)

Nationwide VIT - Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)

Nationwide VIT - Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)

Nationwide VIT - Multi-Manager Small Cap Growth Fund - Class I (SCGF)

Nationwide VIT - Multi-Manager Small Cap Growth Fund - Class II (SCGF2)

Nationwide VIT - Multi-Manager Small Cap Value Fund - Class I (SCVF)

Nationwide VIT - Multi-Manager Small Cap Value Fund - Class II (SCVF2)

Nationwide VIT - Multi-Manager Small Company Fund - Class I (SCF)

Nationwide VIT - Multi-Manager Small Company Fund - Class II (SCF2)

Nationwide VIT - Nationwide Fund - Class I (TRF)

Nationwide VIT - Nationwide Fund - Class II (TRF2)

Nationwide VIT - Nationwide Leaders Fund - Class III (GVUSL)

Nationwide VIT - Neuberger Berman Multi-Cap Opportunities Fund - Class I (NVNMO1)

Nationwide VIT - Neuberger Berman Multi-Cap Opportunities Fund - Class II (NVNMO2)

Nationwide VIT - Neuberger Berman Socially Responsible Fund - Class I (NVNSR1)

Nationwide VIT - Neuberger Berman Socially Responsible Fund - Class II (NVNSR2)

Nationwide VIT - Short Term Bond Fund - Class II (NVSTB2)

Nationwide VIT - Technology and Communications Fund - Class I (GGTC) (formerly Global Technology and Communications Fund - Class I)

Nationwide VIT - Technology and Communications Fund - Class II (GGTC2) (formerly Global Technology and Communications Fund - Class II)

Nationwide VIT - Technology and Communications Fund - Class III (GGTC3) (formerly Global Technology and Communications Fund - Class III)

Nationwide VIT - Technology and Communications Fund - Class VI (GGTC6) (formerly Global Technology and Communications Fund - Class VI)

Nationwide VIT - U.S. Growth Leaders Fund - Class II (GVUG2)

Nationwide VIT - U.S. Growth Leaders Fund - Class III (GVUGL)

Nationwide VIT - Van Kampen Comstock Value Fund - Class II (EIF2)

Nationwide VIT - Van Kampen Multi-Sector Bond Fund - Class I (MSBF)

Nationwide VIT - Van Kampen Real Estate Fund - Class I (NVRE1)

Nationwide VIT - Van Kampen Real Estate Fund - Class II (NVRE2)

Portfolios of the Neuberger Berman Advisers Management Trust (Neuberger Berman AMT);

Neuberger Berman AMT - Growth Portfolio - Class I (AMTG)

Neuberger Berman AMT - Guardian Portfolio - Class I (AMGP)

Neuberger Berman AMT - International Portfolio - Class S (AMINS)

Neuberger Berman AMT - Mid Cap Growth Portfolio - Class S (AMMCGS)

Neuberger Berman AMT - Partners Portfolio - Class I (AMTP)

Neuberger Berman AMT - Regency Portfolio - Class S (AMRS)

Neuberger Berman AMT - Small Cap Growth Portfolio - Class S (AMFAS) (formerly Fasciano Portfolio - Class S)

Neuberger Berman AMT - Socially Responsive Portfolio - Class I (AMSRS)

Portfolios of the Oppenheimer Variable Account Funds (Oppenheimer VAF);

Oppenheimer VAF - Balanced Fund - Non-Service Class (OVMS)

Oppenheimer VAF - Capital Appreciation Fund - Non-Service Class (OVGR)

Oppenheimer VAF - Capital Appreciation Fund - Service Class (OVCAFS)

Oppenheimer VAF - Core Bond Fund - Non-Service Class (OVB)

Oppenheimer VAF - Global Securities Fund - Class 3 (OVGS3)

Oppenheimer VAF - Global Securities Fund - Class 4 (OVGS4)

Oppenheimer VAF - Global Securities Fund - Non-Service Class (OVGS)

(Continued)

87

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

Oppenheimer VAF - Global Securities Fund - Service Class (OVGSS)

Oppenheimer VAF - High Income Fund - Class 3 (OVHI3)

Oppenheimer VAF - High Income Fund - Class 4 (OVHI4)

Oppenheimer VAF - High Income Fund - Non-Service Class (OVHI)

Oppenheimer VAF - High Income Fund - Service Class (OVHIS)

Oppenheimer VAF - Main Street Small Cap Fund(R) - Non-Service Class (OVSC)

Oppenheimer VAF - Main Street Small Cap Fund(R) - Service Class (OVSCS)

Oppenheimer VAF - Main Street(R) - Non-Service Class (OVGI)

Oppenheimer VAF - Main Street(R) - Service Class (OVGIS)

Oppenheimer VAF - Mid Cap Fund - Non-Service Class (OVAG)

Pioneer Small Cap Value II VCT Portfolio - Class I (SFRSCV)*

Portfolios of the Pioneer Variable Contracts Trust (Pioneer VCT);

Pioneer VCT - Pioneer Small Cap Value Portfolio - Class I (PISVP1)

Portfolios of the Putnam Variable Trust (Putnam VT);

Putnam VT - Growth and Income Fund - Class IB (PVGIB)

Putnam VT - International Equity Fund - Class IB (PVTIGB)

Putnam VT - Voyager Fund - Class IB (PVTVB)

Strong Variable Insurance Funds, Inc. - Strong International Stock Fund II (SVIF)*

Portfolios of T. Rowe Price;

T. Rowe Price Blue Chip Growth Portfolio - II (TRBCG2)

T. Rowe Price Equity Income Portfolio - II (TREI2)

T. Rowe Price Limited Term Bond Portfolio - Class II (TRLT2)

The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)

Turner GVIT Growth Focus Fund - Class I (TGF)*

Turner GVIT Growth Focus Fund - Class III (TGF3)*

Portfolios of the Van Eck Worldwide Insurance Trust;

Van Eck Worldwide Insurance Trust - Bond Fund - Class R1 (VWBFR)

Van Eck Worldwide Insurance Trust - Bond Fund - Initial Class (VWBF)

Van Eck Worldwide Insurance Trust - Emerging Markets Fund - Class R1 (VWEMR)

Van Eck Worldwide Insurance Trust - Emerging Markets Fund - Initial Class (VWEM)

Van Eck Worldwide Insurance Trust - Hard Assets Fund - Class R1 (VWHAR)

Van Eck Worldwide Insurance Trust - Hard Assets Fund - Initial Class (VWHA)

Portfolios of the Van Kampen Life Investment Trust (Van Kampen LIT);

Van Kampen LIT - Morgan Stanley Real Estate Securities Fund (ACRE)*

Portfolios of the Van Kampen - The Universal Institutional Funds, Inc. (Van Kampen UIF);

Van Kampen UIF - Core Plus Fixed Income Portfolio - Class I (MSVFI)

Van Kampen UIF - Core Plus Fixed Income Portfolio - Class II (MSVF2)

Van Kampen UIF - Emerging Markets Debt Portfolio - Class I (MSEM)

Van Kampen UIF - Emerging Markets Debt Portfolio - Class II (MSEMB)

Van Kampen UIF - Global Real Estate Portfolio - Class II (VKVGR2)*

Van Kampen UIF - U.S. Real Estate Portfolio - Class I (MSVRE)

Van Kampen UIF - U.S. Real Estate Portfolio - Class II (MSVREB)

Portfolios of the Victory Variable Insurance Funds (Victory VIF);

Victory VIF - Diversified Stock Fund - Class A (VYDS)

Victory VIF - Investment Quality Bond Fund - Class A (VYIQB)*

Victory VIF - Small Company Opportunity Fund - Class A (VYSCO)*

Portfolios of the Wells Fargo Advantage Variable Trust Funds(SM) (Wells Fargo AVT);

Wells Fargo AVT - Asset Allocation Fund (WFVAA)*

Wells Fargo AVT - Discovery Fund(SM) (SVDF)

Wells Fargo AVT - Large Company Growth Fund (WFVLCG)

Wells Fargo AVT - Money Market Fund (WFVMM)

Wells Fargo AVT - Opportunity Fund(SM) (SVOF)

Wells Fargo AVT - Small Cap Growth Fund (WFVSCG)*

Wells Fargo AVT - Small-Mid Cap Value Fund (WFVSMV)

Wells Fargo AVT - Total Return Bond Fund (WFVTRB)

*	At December 31, 2008, contract owners were not invested in the fund.
The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

(Continued)

88

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued on the closing net asset value per share at December 31, 2008 of such funds, which value their investment securities at fair value. The cost of investments sold is determined on a first in – first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) Recently Issued Accounting Standard

In September 2006, the FASB issued SFAS No. 157, Fair Value Measurements (SFAS 157). SFAS 157 provides enhanced guidance for using fair value to measure assets and liabilities and requires new disclosures about fair value measurements. SFAS 157 also provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. For assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to initial recognition, the reporting entity shall disclose information that enables financial statement users to assess the inputs used to develop those measurements. SFAS 157 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years, with early adoption permitted. The Company adopted SFAS 157 effective January 1, 2008. The adoption of SFAS 157 did not have a material impact on the Account’s financial position or results of operations.

(Continued)

89

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

(2) Expenses

The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is redeemed, the Company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge. For BOA IV contracts issued prior to December 15, 1988, the contingent deferred sales charge will be equal to 5% of the lesser of purchase payments or the amount redeemed. For America’s Vision, America’s Future II, All American Gold, Future Venue, Choice Venue II and for BOA IV contracts issued on or after December 15, 1988, the contingent deferred sales charge will not exceed 7% of purchase payments redeemed, such charge declining a specified percentage each year. After the purchase payment has been held in the contract for 7 years this charge is 0%. For Achiever contracts, this charge will not exceed 8% of purchase payments redeemed, such charge declining a specified percentage each year. After the purchase payment has been held in the contract for 8 years this charge is 0%. For Elite Venue contracts, the contingent deferred sales charge will not exceed 7% of purchase payments redeemed, such charge declining a specified percentage each year. After the purchase payment has been held in the contract for 4 years this charge is 0%. No contingent deferred sales charge is deducted on NEBA, Exclusive Venue or Schwab contracts. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the company.

The Company may deduct a contract maintenance charge of up to $30, dependent upon contract type and issue date, which is satisfied by redeeming units. The Company deducts a mortality and expense risk charge assessed through a reduction of the unit value. The Option tables on the following two pages illustrate the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract holders. The options and related charges are described in more detail in the applicable product prospectus.

(Continued)

90

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

Nationwide Variable Account - II Options	BOA IV	America’s Vision	NEBA	Schwab Custom Solutions		Schwab Income Choice
Variable Account Charges - Recurring	1.30%	1.40%	0.80%	0.95%		0.65%
Death Benefit Options - Allows enhanced provisions in place of the standard death benefit.
One-Year Enhanced	-	-	-	0.10%		0.20%
Combination Enhanced	-	-	-	0.40%		-
Return of Premium						0.10%
Beneficiary Protector II Option	-	-	-	0.35%		0.30%
Upon death of the annuitant, in addition to any death benefit payable, the contract will be credited an additional amount.
Capital Preservation and Income Options:
Capital Preservation Plus Option	-	-	-	0.50%		-
Lifetime Income Option
5% Lifetime Income Option (New York)	-	-	-	-		1.00%(13)
7% Lifetime Income Option (Non-New York)	-	-	-	-		1.00%(14)

Maximum Variable Account Charges*	1.30%	1.40%	0.80%	2.20%		2.15%

Nationwide Variable Account - II Options	America’s Future II	All American Gold	Acheiver	Income Architect
Variable Account Charges - Recurring	1.15%	1.15%	1.55%	0.40%
CDSC Options:
Four Year CDSC	0.30%	0.50%	0.20%	-
No CDSC	0.35%	0.55%	0.25%	-
Death Benefit Options - Allows enhanced provisions in place of the standard death benefit.
One-Year Enhanced II	0.20%(2)	0.20%(2)	-	-
One-Year Enhanced	0.10%(4)	0.10%(4)	-	-
One-Month Enhanced	-	0.35%(2)	0.20%(2)	-
Combination Enhanced II	-	-	0.45%(12)	-
Combination Enhanced	-	0.40%(5)	0.30%(5)	-
Beneficiary Protector II Option	-	0.35%	0.35%	-
Upon death of the annuitant, in addition to any death benefit payable, the contract will be credited an additional amount.
Capital Preservation and Income Options:
Capital Preservation Plus Lifetime Income Option	1.00%	1.00%	1.00%	-
Capital Preservation Plus Option	0.50%(17)	0.50%(17)	0.50%(17)	-
Lifetime Income Option
5% Lifetime Income Option (New York)	1.00%(13)	1.00%(13)	1.00%(13)	-
7% Lifetime Income Option (Non-New York)	1.00%(14)	1.00%(14)	1.00%(14)	-
10% Lifetime Income Option	-	1.20%(15)	1.20%(15)	-
Spousal Continuation Benefit Option
5% Spousal Continuation Benefit (New York)	0.15%	0.15%	0.15%	-
7% Spousal Continuation Benefit (Non-New York)	0.15%	0.15%	0.15%	-
10% Spousal Continuation Benefit (Non-New York)	-	0.30%(16)	0.30%(16)	-
Guaranteed Lifetime Withdrawal Fee	-	-	-	0.60	%(18)
Spousal Continuation Benefit Option	-	-	-	0.10	%(18)
Extra Value Options (EV):
Fee assessed to assets of the variable account and to allocations made to the fixed account or guaranteed term options in exchange for application of Extra Value Credit of purchase payments made during the first 12 months contract is in force.

3% Extra Value Credit Option	0.30%	0.45%(9)	0.10%	-
4% Extra Value Credit Option	0.40%	-	0.25%	-
5% Extra Value Credit Option	-	0.70%(2)	0.45%(10)	-
5% Extra Value Credit Option	-	-	0.55%(11)	-

Maximum Variable Account Charges*	3.05%	4.60%(1)	4.60%(1)	1.10%(1)
(Continued)

91

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

Nationwide Variable Account - II Options	Future Venue	Exclusive Venue	Elite Venue	Choice Venue II
Variable Account Charges - Recurring	1.10%	1.60%	1.75%	1.50%
Death Benefit Options - Allows enhanced provisions in place of the standard death benefit.
One-Year Enhanced II	0.15%(3)	-	-	-
One-Year Enhanced	0.10%(4)	-	-	-
One-Month Enhanced II	0.35%(3)	0.20%(2)	0.20%(2)	0.20%(2)
One-Month Enhanced	0.30%(6)	0.20%(6)	0.20%(6)	0.20%(6)
Combination Enhanced II	0.45%(3)	0.35%(2)	0.35%(2)	0.35%(2)
Combination Enhanced	0.40%(7)	0.30%(7)	0.30%(7)	0.30%(7)
Return of Premium
Spousal Protection Annuity Option - Allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse
Spousal Protection Annuity Option II	0.20%(3)	-	-	-
Spousal Protection Annuity Option	0.10%(8)	0.20%	0.20%	0.20%
Beneficiary Protector II Option	0.35%	0.35%	0.35%	0.35%
Upon death of the annuitant, in addition to any death benefit payable, the contract will be credited an additional amount.
Capital Preservation and Income Options:
Capital Preservation Plus Lifetime Income Option	1.00%	-	1.00%	1.00%
Capital Preservation Plus Option	0.50%(17)	0.50%	0.50%(17)	0.50%(17)
Lifetime Income Option
5% Lifetime Income Option (New York)	1.00%(13)	-	1.00%(13)	1.00%(13)
7% Lifetime Income Option (Non-New York)	1.00%(14)	-	1.00%(14)	1.00%(14)
10% Lifetime Income Option	1.20%(15)	-	1.20%(15)	1.20%(15)
Spousal Continuation Benefit Option
5% Spousal Continuation Benefit (New York)	0.15%	-	0.15%	0.15%
7% Spousal Continuation Benefit (Non-New York)	0.15%	-	0.15%	0.15%
10% Spousal Continuation Benefit (Non-New York)	0.30%(16)	-	0.30%(16)	0.30%(16)
Extra Value Options (EV):
Fee assessed to assets of the variable account and to allocations made to the fixed account or guaranteed term options in exchange for application of Extra Value Credit of purchase payments made during the first 12 months contract is in force.

3% Extra Value Credit Option	0.45%	-	-	-

Maximum Variable Account Charges*	4.05%(1)	3.00%	4.15%(1)	3.90%(1)
(*)	The contract charges indicated in bold, when summarized, represent the Maximum Variable Account Charges if all optional benefits available under the contract are elected including the most expensive of the mutually exclusive optional benefits.
(1)	The total variable account charges associated with this product may be higher or lower than this amount, depending on whether the Current Income Benefit Base or Guaranteed Lifetime Withdrawal Base is higher or lower than the daily net assets. For purposes of this table, the Company assumes the Current Income Benefit Base or Guaranteed Lifetime Withdrawal Base is equal to the daily net assets.
(2)	Available beginning May 1, 2004 or a later date if state law requires
(3)	Available beginning September 1, 2004 or a later date if state law requires
(4)	Available until state approval is received for the One-Year Enhanced Death Benefit II Option
(5)	Available until state approval is received for the One-Month Enhanced Death Benefit Option
(6)	Available until state approval is received for the One-Month Enhanced Death Benefit II Option
(7)	Available until state approval is received for the Combination Enhanced Death Benefit II Option
(8)	Available until state approval is received for the Spousal Protection Annuity II Option
(9)	Available until state approval is received for the 5% Extra Value Option
(10)	Non-NY residents
(11)	NY residents
(12)	Available beginning May 1, 2007 or a later date if state law requires
(13)	Currently, the charge associated with the 5% Lifetime Income Option is equal to 0.60% of the current income base and is assessed through the reduction of units.
(14)	Currently, the charge associated with the 7% Lifetime Income Option is equal to 0.70% of the current income base and is assessed through the reduction of units.
(15)	Currently, the charge associated with the 10% Lifetime Income Option is equal to 0.75% of the current income base and is assessed through the reduction of units.
(16)	Currently, the charge associated with the 10% Spousal Continuation Benefit is equal to 0.20% of the current income base and is assessed through the reduction of units.
(17)	No longer available.
(18)	This charge is a percentage of the Guaranteed Lifetime Withdrawal Base.
(Continued)

92

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

The following table provides mortality and expense risk charges by asset fee rates for the period ended December 31, 2008.

	Total	AVBV2	AVCA2	AVCD2	ALBS	ALMCS	ALVGIB	ALVSVB

0.65%	$1,912	-	-	-	-	-	-	-
0.75%	11,194	-	-	-	-	-	-	-
0.80%	239,472	4	57	155	-	-	-	1
0.85%	11,844	-	-	-	-	-	-	1
0.95%	409,923	1,031	1,160	1,271	834	1,261	2,581	1,475
1.05%	408,672	211	2,179	233	1,354	4,312	2,351	3,133
1.10%	1,509,320	2,178	873	1,544	-	-	531	577
1.15%	22,482,941	64,657	21,429	34,558	-	-	21,364	11,306
1.20%	186,070	1,412	12	369	-	-	880	136
1.25%	3,171,515	21,888	4,713	10,036	-	-	18,474	5,403
1.30%	59,642,789	4,888	4,518	10,539	-	-	1,721	1,993
1.35%	5,861,535	15,095	2,045	7,931	-	214	83	499
1.40%	26,843,029	9,116	4,439	6,005	-	-	4,635	1,249
1.45%	5,439,737	17,226	7,307	10,240	117	886	17,287	4,773
1.50%	4,525,038	31,072	8,702	8,688	-	-	16,420	4,350
1.55%	21,749,541	93,826	25,540	41,851	-	44	35,058	27,501
1.60%	1,636,587	8,963	1,617	3,574	-	-	5,390	2,539
1.65%	10,566,039	39,458	5,953	15,367	-	-	14,649	7,151
1.70%	3,381,074	23,186	8,084	6,492	-	-	7,372	9,637
1.75%	41,826,410	57,716	23,390	32,722	-	-	12,820	8,437
1.80%	8,709,796	58,457	18,684	17,476	-	29	22,599	26,645
1.85%	3,461,005	23,059	9,072	7,721	-	-	3,742	5,469
1.90%	2,156,577	5,358	5,730	1,906	-	-	5,435	3,176
1.95%	6,964,411	9,544	7,485	12,601	-	-	4,179	3,689
2.00%	16,368,574	24,588	7,965	12,641	-	-	2,967	9,895
2.05%	4,650,440	20,615	8,070	9,609	-	-	6,547	4,997
2.10%	4,312,059	11,976	3,310	18,248	-	-	3,626	1,735
2.15%	11,829,281	15,630	8,108	21,493	-	-	2,153	5,464
2.20%	3,942,567	3,587	898	2,559	-	-	1,207	217
2.25%	7,406,162	13,843	5,894	3,917	-	-	1,706	508
2.30%	1,603,148	6,513	3,064	5,714	-	-	3,269	212
2.35%	28,354,954	9,720	6,862	9,490	-	-	57	2,195
2.40%	2,612,819	2,046	1,668	3,603	-	-	905	362
2.45%	1,997,943	2,033	856	4,544	-	-	-	14
2.50%	962,222	1,778	2,574	2,791	-	-	152	357
2.55%	2,848,008	1,185	461	3,010	-	-	198	234
2.60%	1,421,599	2,198	1,429	310	-	-	696	167
2.65%	212,253	322	-	52	-	-	-	-
2.70%	801,769	354	140	441	-	-	-	37
2.75%	212,627	21	48	2,391	-	-	-	-
2.80%	308,003	339	590	2,451	-	-	176	4,618
2.85%	43,383	-	63	2	-	-	-	-
2.90%	235,102	-	-	-	-	-	346	-
2.95%	47,340	283	310	444	-	-	-	-
3.00%	49,765	-	-	89	-	-	-	-
3.05%	37,310	-	-	-	-	-	-	-
3.10%	42,873	-	-	-	-	-	-	-
3.15%	1,437	-	-	-	-	-	-	-
3.20%	1,027	-	-	-	-	-	-	-
3.25%	14,859	-	-	-	-	-	-	-

Totals	$321,513,955	605,376	215,299	335,078	2,305	6,746	221,576	160,152

(Continued)

93

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	ACVB	ACVCA	ACVIG	ACVIG2	ACVIP2	ACVI	ACVI2	ACVI3

0.65%	$-	-	-	-	-	-	-	-
0.75%	-	-	-	-	70	-	-	-
0.80%	1,611	2,090	501	-	1,121	1,718	-	937
0.85%	-	-	-	-	-	-	-	-
0.95%	-	-	-	5,998	11,226	-	117	-
1.05%	-	-	-	5,317	8,541	-	-	-
1.10%	-	-	-	21	5,286	-	174	-
1.15%	-	-	-	19,042	175,331	-	7,599	-
1.20%	-	-	-	80	505	-	282	-
1.25%	-	-	-	7,045	49,875	-	4,115	-
1.30%	508,509	1,288,762	239,823	-	209,046	345,665	-	268,032
1.35%	-	-	-	366	32,203	-	-	-
1.40%	245,659	284,161	84,348	2,733	120,708	242,323	570	72,105
1.45%	-	-	-	7,913	73,260	-	3,943	-
1.50%	-	-	-	4,212	39,167	-	4,930	-
1.55%	-	-	-	28,136	231,727	-	3,522	-
1.60%	-	-	-	1,514	17,476	-	2,276	-
1.65%	-	-	-	7,877	71,142	-	1,490	-
1.70%	-	-	-	2,163	18,492	-	1,701	-
1.75%	-	-	-	4,292	144,791	-	343	-
1.80%	-	-	-	13,785	105,627	-	2,930	-
1.85%	-	-	-	4,963	39,570	-	1,442	-
1.90%	-	-	-	2,632	5,857	-	332	-
1.95%	-	-	-	6,327	34,468	-	294	-
2.00%	-	-	-	972	64,132	-	-	-
2.05%	-	-	-	1,994	41,991	-	2,382	-
2.10%	-	-	-	9,096	57,718	-	736	-
2.15%	-	-	-	701	32,144	-	469	-
2.20%	-	-	-	1,896	40,784	-	-	-
2.25%	-	-	-	404	20,161	-	-	-
2.30%	-	-	-	225	18,445	-	-	-
2.35%	-	-	-	400	27,951	-	-	-
2.40%	-	-	-	174	4,414	-	-	-
2.45%	-	-	-	-	13,708	-	-	-
2.50%	-	-	-	136	5,416	-	-	-
2.55%	-	-	-	156	7,195	-	-	-
2.60%	-	-	-	722	6,542	-	-	-
2.65%	-	-	-	138	156	-	-	-
2.70%	-	-	-	-	302	-	-	-
2.75%	-	-	-	-	25	-	-	-
2.80%	-	-	-	31	250	-	-	-
2.85%	-	-	-	88	18	-	-	-
2.90%	-	-	-	-	378	-	-	-
2.95%	-	-	-	-	37	-	-	-
3.00%	-	-	-	-	80	-	-	-
3.05%	-	-	-	-	307	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.20%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-

Totals	$755,779	1,575,013	324,672	141,549	1,737,643	589,706	39,647	341,074

(Continued)

94

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	ACVI4	ACVMV1	ACVMV2	ACVU1	ACVU2	ACVV	ACVV2	ACVVS1

0.65%	$-	-	-	-	-	-	-	-
0.75%	-	-	31	-	-	-	62	-
0.80%	-	848	-	135	-	3,302	-	1,220
0.85%	-	-	32	-	-	-	64	-
0.95%	1,606	-	110	-	716	-	5,563	-
1.05%	2,454	-	428	-	2,082	-	9,082	-
1.10%	1,919	-	5,550	-	339	-	6,774	-
1.15%	38,432	-	80,130	-	17,605	-	188,581	-
1.20%	413	-	391	-	942	-	904	-
1.25%	7,466	-	7,754	-	5,574	-	44,972	-
1.30%	239	47,487	597	30,269	21	807,725	1,441	71,799
1.35%	6,986	-	23,091	-	4,223	-	71,207	-
1.40%	5,501	23,311	13,039	8,735	2,019	345,883	36,900	29,962
1.45%	24,169	-	23,841	-	5,993	-	64,004	-
1.50%	3,907	-	17,783	-	6,244	-	38,359	-
1.55%	42,016	-	100,608	-	20,992	-	154,393	-
1.60%	5,128	-	5,321	-	5,169	-	19,687	-
1.65%	8,130	-	34,071	-	15,866	-	89,835	-
1.70%	3,274	-	14,973	-	14,054	-	31,214	-
1.75%	21,285	-	133,738	-	17,035	-	145,027	-
1.80%	19,461	-	41,597	-	15,726	-	92,730	-
1.85%	16,085	-	10,304	-	5,882	-	30,204	-
1.90%	3,477	-	3,121	-	2,984	-	12,173	-
1.95%	4,856	-	21,983	-	7,272	-	24,251	-
2.00%	7,016	-	58,991	-	6,737	-	37,104	-
2.05%	3,707	-	7,601	-	9,229	-	35,662	-
2.10%	916	-	21,746	-	5,923	-	18,325	-
2.15%	2,196	-	41,537	-	15,066	-	47,433	-
2.20%	1,397	-	24,488	-	1,736	-	9,742	-
2.25%	2,396	-	18,498	-	8,634	-	20,882	-
2.30%	195	-	2,659	-	2,232	-	12,076	-
2.35%	4,076	-	121,490	-	4,223	-	39,171	-
2.40%	493	-	9,611	-	1,881	-	14,406	-
2.45%	756	-	5,578	-	323	-	11,552	-
2.50%	-	-	1,865	-	3,981	-	5,828	-
2.55%	49	-	8,008	-	704	-	1,880	-
2.60%	20	-	7,171	-	386	-	2,975	-
2.65%	326	-	468	-	137	-	555	-
2.70%	66	-	4,087	-	471	-	3,221	-
2.75%	280	-	726	-	93	-	101	-
2.80%	318	-	540	-	580	-	5,414	-
2.85%	-	-	50	-	49	-	140	-
2.90%	-	-	553	-	72	-	2,358	-
2.95%	-	-	27	-	-	-	75	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	12	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.20%	-	-	-	-	-	-	-	-
3.25%	-	-	25	-	-	-	-	-

Totals	$241,011	71,646	874,224	39,139	213,195	1,156,910	1,336,327	102,981

(Continued)

95

NATIONWIDE VARIABLE ACCOUNT- II (NOTES TO FINANCIAL STATEMENTS, Continued)

	ACVVS2	AFGF	AFHY	AFGC	CHSMM	WVCP	WIEP	WSCP

0.65%	$-	-	-	-	-	-	-	-
0.75%	-	-	-	-	599	-	-	-
0.80%	-	-	-	-	-	63	380	1,962
0.85%	-	-	-	-	3,054	-	-	-
0.95%	925	-	-	-	114,375	-	-	-
1.05%	828	-	-	-	113,183	-	-	-
1.10%	2,433	-	-	-	-	-	-	-
1.15%	43,738	-	-	-	-	-	-	-
1.20%	49	-	-	-	-	-	-	-
1.25%	4,616	-	-	-	-	-	-	-
1.30%	279	178,215	11,331	17,340	-	21,277	197,863	442,026
1.35%	10,342	-	-	-	3,264	-	-	-
1.40%	4,485	-	-	-	-	10,493	191,124	215,292
1.45%	14,329	-	-	-	3,007	-	-	-
1.50%	12,413	-	-	-	-	-	-	-
1.55%	56,096	-	-	-	1,368	-	-	-
1.60%	4,223	-	-	-	-	-	-	-
1.65%	19,531	-	-	-	-	-	-	-
1.70%	9,410	-	-	-	-	-	-	-
1.75%	44,238	-	-	-	-	-	-	-
1.80%	21,658	-	-	-	-	-	-	-
1.85%	9,887	-	-	-	121	-	-	-
1.90%	7,732	-	-	-	-	-	-	-
1.95%	17,168	-	-	-	-	-	-	-
2.00%	13,759	-	-	-	-	-	-	-
2.05%	6,995	-	-	-	-	-	-	-
2.10%	6,706	-	-	-	-	-	-	-
2.15%	27,727	-	-	-	-	-	-	-
2.20%	8,057	-	-	-	-	-	-	-
2.25%	4,744	-	-	-	-	-	-	-
2.30%	3,181	-	-	-	-	-	-	-
2.35%	19,025	-	-	-	-	-	-	-
2.40%	7,311	-	-	-	-	-	-	-
2.45%	15,422	-	-	-	-	-	-	-
2.50%	1,198	-	-	-	-	-	-	-
2.55%	5,362	-	-	-	-	-	-	-
2.60%	3,911	-	-	-	-	-	-	-
2.65%	89	-	-	-	-	-	-	-
2.70%	506	-	-	-	-	-	-	-
2.75%	810	-	-	-	-	-	-	-
2.80%	3,721	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.20%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-

Totals	$412,904	178,215	11,331	17,340	238,971	31,833	389,367	659,280

(Continued)

96

NATIONWIDE VARIABLE ACCOUNT- II (NOTES TO FINANCIAL STATEMENTS, Continued)

	DVSCS	DSIF	DSIFS	DCAP	DCAPS	DVDLS	DGI	FALFS

0.65%	$-	-	-	-	-	-	-	-
0.75%	-	-	-	-	63	-	-	-
0.80%	408	9,418	-	1,259	-	-	948	-
0.85%	-	-	-	-	-	-	-	-
0.95%	3,063	-	22,837	-	3,929	756	-	63
1.05%	3,894	-	17,137	-	2,025	189	-	-
1.10%	1,540	-	5,624	-	805	-	-	-
1.15%	75,517	-	269,715	-	39,011	8,823	-	1,561
1.20%	724	-	2,990	-	23	-	-	-
1.25%	18,022	-	57,171	-	12,489	1,217	-	1,322
1.30%	140,553	3,112,824	1,631	317,980	802	-	197,101	-
1.35%	15,747	-	59,232	-	5,755	78	-	-
1.40%	56,987	1,660,709	30,930	134,386	3,621	643	96,523	487
1.45%	34,226	-	88,969	-	15,241	1,298	-	603
1.50%	16,855	-	59,129	-	13,525	696	-	1,362
1.55%	77,534	-	206,693	-	50,115	4,204	-	5,275
1.60%	7,083	-	30,110	-	2,348	626	-	1,560
1.65%	29,477	-	107,448	-	25,037	1,245	-	1,601
1.70%	12,029	-	18,804	-	8,086	1,171	-	1,258
1.75%	41,673	-	128,504	-	30,036	436	-	182
1.80%	50,908	-	78,259	-	14,896	2,039	-	665
1.85%	10,040	-	39,771	-	12,896	816	-	308
1.90%	2,966	-	14,199	-	4,577	76	-	401
1.95%	11,674	-	25,771	-	6,106	894	-	1,455
2.00%	19,560	-	92,207	-	11,092	93	-	164
2.05%	6,505	-	52,956	-	6,311	1,234	-	618
2.10%	7,975	-	18,792	-	6,391	104	-	123
2.15%	4,504	-	28,324	-	10,423	-	-	1,261
2.20%	5,986	-	12,434	-	2,750	-	-	13
2.25%	1,402	-	22,680	-	7,639	1,814	-	807
2.30%	3,071	-	6,093	-	4,894	-	-	4
2.35%	7,913	-	16,998	-	4,253	-	-	32
2.40%	1,505	-	20,066	-	1,189	243	-	73
2.45%	152	-	2,064	-	1,042	-	-	-
2.50%	437	-	8,254	-	1,592	-	-	-
2.55%	102	-	1,490	-	215	-	-	93
2.60%	1,550	-	4,491	-	3,294	-	-	-
2.65%	137	-	1,119	-	89	-	-	-
2.70%	29	-	2,186	-	641	-	-	-
2.75%	241	-	136	-	66	-	-	22
2.80%	90	-	19	-	904	-	-	-
2.85%	-	-	91	-	64	-	-	-
2.90%	-	-	350	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	81	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.20%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-

Totals	$672,079	4,782,951	1,555,674	453,625	314,316	28,695	294,572	21,313

(Continued)

97

NATIONWIDE VARIABLE ACCOUNT- II (NOTES TO FINANCIAL STATEMENTS, Continued)

	FCA2S	FVMOS	FQB	FQBS	FEIP	FEI2	FGP	FG2

0.65%	$-	-	-	-	-	-	-	-
0.75%	-	-	-	-	-	-	-	-
0.80%	-	25	852	-	8,175	-	9,935	-
0.85%	-	-	-	-	-	-	-	158
0.95%	423	135	-	2,274	-	386	-	666
1.05%	162	204	-	1,472	-	545	-	1,875
1.10%	204	193	-	2,647	-	10,880	-	5,158
1.15%	5,701	7,527	-	106,538	-	338,115	-	119,643
1.20%	472	92	-	1,220	-	3,963	-	246
1.25%	3,103	735	-	41,570	-	84,478	-	27,542
1.30%	-	20,720	136,101	54	5,348,160	4,244	5,702,180	1,961
1.35%	-	1,875	-	36,279	-	87,574	-	18,431
1.40%	710	11,196	59,667	9,617	2,486,273	30,642	1,586,509	11,738
1.45%	1,662	14,822	-	44,917	-	114,257	-	45,735
1.50%	2,487	1,267	-	37,794	-	72,528	-	31,180
1.55%	4,945	17,008	-	114,583	-	296,810	-	124,030
1.60%	1,076	6,087	-	12,958	-	38,751	-	9,156
1.65%	3,891	1,876	-	54,983	-	151,028	-	71,926
1.70%	1,464	394	-	24,189	-	35,687	-	17,726
1.75%	886	10,503	-	112,829	-	234,027	-	90,192
1.80%	1,897	16,622	-	91,500	-	162,502	-	83,111
1.85%	1,686	10,627	-	16,861	-	73,108	-	25,421
1.90%	910	2,670	-	7,980	-	17,176	-	12,817
1.95%	949	729	-	18,371	-	43,306	-	21,882
2.00%	694	18,459	-	32,263	-	81,801	-	50,221
2.05%	3,035	128	-	18,234	-	63,549	-	43,715
2.10%	413	8,562	-	14,406	-	40,137	-	34,751
2.15%	173	516	-	35,566	-	61,452	-	32,716
2.20%	1,563	1,886	-	9,071	-	35,258	-	62,385
2.25%	1,478	71	-	11,289	-	30,843	-	12,170
2.30%	70	6,880	-	7,829	-	15,056	-	8,755
2.35%	185	10,868	-	15,586	-	52,402	-	12,286
2.40%	-	-	-	4,090	-	10,228	-	13,722
2.45%	10	149	-	2,497	-	14,634	-	13,882
2.50%	-	-	-	2,158	-	5,745	-	4,468
2.55%	339	60	-	54	-	22,283	-	17,520
2.60%	21	-	-	6,602	-	2,233	-	1,474
2.65%	-	-	-	-	-	149	-	555
2.70%	-	-	-	1,736	-	1,183	-	297
2.75%	-	-	-	74	-	146	-	471
2.80%	44	4,744	-	1,402	-	2,456	-	6,961
2.85%	-	-	-	125	-	119	-	698
2.90%	-	-	-	-	-	145	-	-
2.95%	-	-	-	51	-	481	-	-
3.00%	-	-	-	-	-	-	-	177
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.15%	126	-	-	-	-	-	-	-
3.20%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-

Totals	$40,779	177,630	196,620	901,669	7,842,608	2,240,307	7,298,624	1,037,818

(Continued)

98

NATIONWIDE VARIABLE ACCOUNT- II (NOTES TO FINANCIAL STATEMENTS, Continued)

	FHIP	FHIPR	FOP	FOPR	FO2	FO2R	FAMP	FCP

0.65%	$-	-	-	-	-	-	-	-
0.75%	-	-	-	-	-	-	-	-
0.80%	2,391	205	510	1,415	-	-	1,264	10,924
0.85%	-	-	-	-	-	1	-	-
0.95%	-	-	-	-	-	603	-	-
1.05%	-	-	-	-	-	2,804	-	-
1.10%	-	-	-	-	1,290	4,044	-	-
1.15%	-	-	-	-	24,107	127,716	-	-
1.20%	-	-	-	-	-	213	-	-
1.25%	-	-	-	-	10,585	19,275	-	-
1.30%	685,897	112,821	1,158,281	596,753	-	1,815	2,418,828	4,797,642
1.35%	-	-	-	-	-	32,957	-	-
1.40%	413,802	57,821	309,487	146,596	1,537	13,943	622,795	2,255,382
1.45%	-	-	-	-	4,277	54,256	-	-
1.50%	-	-	-	-	7,095	39,827	-	-
1.55%	-	-	-	-	8,437	137,232	-	-
1.60%	-	-	-	-	5,071	15,096	-	-
1.65%	-	-	-	-	7,719	44,096	-	-
1.70%	-	-	-	-	4,513	33,206	-	-
1.75%	-	-	-	-	2,959	87,316	-	-
1.80%	-	-	-	-	8,280	83,792	-	-
1.85%	-	-	-	-	2,578	20,180	-	-
1.90%	-	-	-	-	620	11,151	-	-
1.95%	-	-	-	-	1,169	14,854	-	-
2.00%	-	-	-	-	623	44,499	-	-
2.05%	-	-	-	-	998	5,624	-	-
2.10%	-	-	-	-	562	11,132	-	-
2.15%	-	-	-	-	575	10,808	-	-
2.20%	-	-	-	-	-	5,764	-	-
2.25%	-	-	-	-	39	3,363	-	-
2.30%	-	-	-	-	204	7,831	-	-
2.35%	-	-	-	-	-	13,694	-	-
2.40%	-	-	-	-	-	1,022	-	-
2.45%	-	-	-	-	-	3,118	-	-
2.50%	-	-	-	-	-	888	-	-
2.55%	-	-	-	-	-	1,473	-	-
2.60%	-	-	-	-	-	1,915	-	-
2.65%	-	-	-	-	-	811	-	-
2.70%	-	-	-	-	-	525	-	-
2.75%	-	-	-	-	-	110	-	-
2.80%	-	-	-	-	-	6,282	-	-
2.85%	-	-	-	-	-	2	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.20%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-

Totals	$1,102,090	170,847	1,468,278	744,764	93,238	863,238	3,042,887	7,063,948

(Continued)

99

NATIONWIDE VARIABLE ACCOUNT- II (NOTES TO FINANCIAL STATEMENTS, Continued)

	FC2	FIGBS	FIGBP2	FGOP	FMCS	FMC2	FVSS	FVSS2

0.65%	$-	-	90	-	-	-	-	-
0.75%	-	-	932	-	-	31	-	-
0.80%	-	580	-	1,007	1,498	-	1,076	-
0.85%	-	-	759	-	-	159	-	-
0.95%	2,327	-	1,406	-	-	932	-	-
1.05%	4,342	-	3,813	-	-	2,824	-	-
1.10%	20,236	-	63,978	-	-	14,318	-	429
1.15%	692,035	-	788,879	-	-	396,525	-	32,334
1.20%	4,827	-	5,539	-	-	3,015	-	-
1.25%	173,700	-	81,067	-	-	78,559	-	10,697
1.30%	8,024	188,876	9,134	194,973	187,541	5,712	95,472	116
1.35%	289,423	-	178,696	-	-	141,043	-	9,502
1.40%	80,340	76,651	91,151	98,113	62,434	43,219	24,875	2,973
1.45%	258,609	-	152,150	-	-	118,975	-	7,763
1.50%	188,234	-	121,523	-	-	113,909	-	11,243
1.55%	699,102	-	666,401	-	-	388,178	-	44,871
1.60%	82,768	-	33,454	-	-	45,258	-	4,663
1.65%	320,362	-	232,523	-	-	177,490	-	30,674
1.70%	95,312	-	105,359	-	-	71,143	-	3,417
1.75%	579,723	-	1,536,737	-	-	409,037	-	14,155
1.80%	337,612	-	249,091	-	-	199,701	-	13,246
1.85%	140,693	-	71,344	-	-	62,706	-	8,824
1.90%	37,377	-	24,350	-	-	30,250	-	3,476
1.95%	126,169	-	194,231	-	-	72,673	-	5,904
2.00%	173,657	-	602,270	-	-	130,493	-	6,046
2.05%	120,675	-	75,637	-	-	107,070	-	11,708
2.10%	130,516	-	110,925	-	-	74,428	-	5,024
2.15%	145,959	-	385,405	-	-	107,749	-	9,656
2.20%	72,815	-	125,266	-	-	84,325	-	1,824
2.25%	70,186	-	209,120	-	-	59,643	-	6,181
2.30%	47,899	-	27,708	-	-	21,521	-	638
2.35%	112,709	-	1,309,909	-	-	81,930	-	4,545
2.40%	29,446	-	112,074	-	-	24,056	-	856
2.45%	13,873	-	63,850	-	-	14,764	-	1,336
2.50%	14,836	-	8,394	-	-	10,321	-	494
2.55%	15,683	-	95,764	-	-	12,458	-	1,370
2.60%	6,605	-	67,571	-	-	6,042	-	4,188
2.65%	2,144	-	2,342	-	-	1,280	-	335
2.70%	8,626	-	23,189	-	-	2,267	-	-
2.75%	2,339	-	11,118	-	-	3,659	-	-
2.80%	8,924	-	12,706	-	-	10,608	-	206
2.85%	197	-	1,075	-	-	-	-	-
2.90%	261	-	10,528	-	-	1,635	-	-
2.95%	261	-	761	-	-	179	-	-
3.00%	192	-	-	-	-	-	-	-
3.05%	-	-	510	-	-	-	-	-
3.10%	-	-	643	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.20%	-	-	56	-	-	-	-	-
3.25%	-	-	389	-	-	-	-	-

Totals	$5,119,018	266,107	7,869,817	294,093	251,473	3,130,085	121,423	258,694

(Continued)

100

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	FNRS2	FF10S	FF10S2	FF20S	FF20S2	FF30S	FF30S2	FTVDM3

0.65%	$-	-	-	-	-	-	-	-
0.75%	69	-	-	-	-	-	-	-
0.80%	2,933	23	-	85	-	292	-	703
0.85%	370	-	-	-	-	-	-	-
0.95%	3,402	-	-	-	-	-	-	520
1.05%	4,313	-	-	-	-	-	-	871
1.10%	4,664	-	4,481	-	7,056	-	1,354	4,127
1.15%	172,851	-	50,991	-	100,632	-	16,370	70,062
1.20%	23	-	-	-	-	-	199	253
1.25%	19,175	-	1,763	-	6,199	-	60	5,326
1.30%	296,733	53,015	-	69,990	430	42,695	-	64,510
1.35%	57,627	-	7,744	-	18,556	-	9,392	21,365
1.40%	113,060	18,206	8,076	11,123	11,617	6,914	778	27,333
1.45%	54,087	-	33,762	-	51,820	-	5,090	15,287
1.50%	29,758	-	8,519	-	4,800	-	441	19,335
1.55%	235,233	-	68,965	-	133,211	-	31,279	102,013
1.60%	9,195	-	10,527	-	18,214	-	1,438	6,974
1.65%	76,298	-	11,150	-	29,925	-	4,280	18,470
1.70%	23,899	-	4,123	-	8,527	-	2,737	9,219
1.75%	127,448	-	119,490	-	338,863	-	76,084	72,997
1.80%	104,449	-	18,431	-	7,946	-	2,963	40,684
1.85%	21,910	-	4,294	-	9,840	-	1,362	7,167
1.90%	15,402	-	810	-	8,669	-	70	2,935
1.95%	31,742	-	15,436	-	68,522	-	12,704	22,137
2.00%	53,652	-	69,274	-	86,382	-	7,490	21,491
2.05%	9,102	-	2,772	-	9,713	-	12,505	4,045
2.10%	144,259	-	33,975	-	8,298	-	7,286	38,139
2.15%	19,867	-	159,468	-	117,050	-	47,728	18,689
2.20%	64,197	-	15,387	-	19,805	-	789	6,869
2.25%	2,173	-	12,994	-	2,813	-	12,525	2,380
2.30%	13,006	-	157	-	8,438	-	14,660	5,991
2.35%	2,656	-	208,558	-	92,338	-	32,469	273
2.40%	3,119	-	1,885	-	14,989	-	3,390	1,235
2.45%	10,280	-	11,126	-	4,702	-	4,066	15,319
2.50%	1,044	-	644	-	208	-	1,204	687
2.55%	3,355	-	8,411	-	6,198	-	7,342	2,220
2.60%	-	-	3,326	-	988	-	47	-
2.65%	1,076	-	-	-	-	-	-	159
2.70%	411	-	1,898	-	-	-	702	-
2.75%	2,418	-	-	-	3	-	-	341
2.80%	2,002	-	-	-	-	-	-	5,056
2.85%	-	-	-	-	94	-	-	-
2.90%	-	-	-	-	2,055	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.20%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-

Totals	$1,737,258	71,244	898,437	81,198	1,198,901	49,901	318,804	635,182

(Continued)

101

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	TIF2	TIF3	FTVFA2	FTVGI3	FTVIS2	FTVRD2	FTVSV2	JABS

0.65%	$-	57	-	-	-	-	-	-
0.75%	-	409	-	-	-	-	30	-
0.80%	-	930	-	352	450	-	1,059	-
0.85%	-	322	-	-	-	-	166	-
0.95%	364	2,619	-	566	287	2,292	4,790	10,766
1.05%	38	3,096	-	902	2,478	2,135	4,130	15,855
1.10%	490	45,359	550	5,404	15,462	5,495	9,121	177
1.15%	18,110	508,871	1,634	140,354	181,935	167,186	126,013	21,539
1.20%	521	4,956	-	237	2,489	3,876	1,996	311
1.25%	10,452	41,430	42	19,912	28,050	55,539	29,118	8,800
1.30%	201	51,287	4,082	155,225	184,255	3,679	64,888	123
1.35%	-	129,436	1,722	54,740	92,231	52,236	48,585	259
1.40%	3,586	67,211	639	72,805	120,287	13,571	48,018	2,462
1.45%	6,572	113,834	435	75,367	56,896	46,842	49,683	6,818
1.50%	7,497	119,354	420	40,409	57,739	69,306	39,096	9,396
1.55%	19,570	560,023	3,697	109,058	231,335	216,571	134,670	38,806
1.60%	11,835	38,141	160	9,682	27,213	23,293	14,943	3,427
1.65%	6,529	150,757	730	40,684	77,801	113,840	46,064	14,932
1.70%	4,252	81,120	909	10,199	24,279	26,466	19,489	4,414
1.75%	3,904	1,194,797	2,653	93,665	240,053	130,254	100,285	8,332
1.80%	11,123	168,500	282	73,656	128,262	96,614	71,271	11,365
1.85%	2,574	57,951	1,259	14,374	24,713	52,716	25,456	1,097
1.90%	2,877	17,188	162	5,769	2,888	20,889	8,492	137
1.95%	2,097	168,717	7	10,398	28,589	35,697	21,584	3,702
2.00%	1,492	354,798	1,496	44,124	61,839	62,750	39,526	2,799
2.05%	2,550	52,205	-	6,267	6,402	76,078	12,903	6,910
2.10%	2,705	87,331	142	11,780	21,259	51,168	21,531	530
2.15%	1,047	287,685	55	14,004	22,767	44,661	12,511	1,156
2.20%	-	71,759	27	4,567	6,582	39,988	18,800	38
2.25%	524	86,239	-	3,135	7,635	33,729	3,363	1,724
2.30%	-	26,816	-	1,810	6,401	24,432	6,442	2,866
2.35%	-	653,027	-	1,249	12,970	33,742	8,914	484
2.40%	-	73,172	-	435	3,263	6,401	577	-
2.45%	-	33,447	-	3,712	2,623	8,724	2,267	3,299
2.50%	-	4,963	-	333	952	12,738	903	18
2.55%	-	51,816	-	1,249	4,844	4,397	855	135
2.60%	-	33,415	-	1,776	1,281	6,750	1,310	-
2.65%	-	1,627	857	1,110	-	1,356	297	-
2.70%	-	13,672	-	364	201	1,959	404	-
2.75%	-	4,061	-	741	-	1,874	-	-
2.80%	-	2,426	-	3,288	104	1,056	4,914	-
2.85%	-	516	-	-	-	392	-	-
2.90%	-	4,078	-	-	-	163	-	-
2.95%	-	620	-	-	747	790	14	-
3.00%	-	-	-	-	-	79	-	-
3.05%	-	565	-	-	-	-	86	-
3.10%	-	800	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.20%	-	69	-	-	-	-	-	-
3.25%	-	152	-	-	-	-	-	-

Totals	$120,910	5,371,624	21,960	1,033,702	1,687,562	1,551,724	1,004,564	182,677

(Continued)

102

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	JACAS	JAGTS	JAGTS2	JARLCS	JAIGS	JAIGS2	JPMCVP	AMTB

0.65%	$-	-	-	-	-	15	-	77
0.75%	-	-	-	-	-	161	-	1,106
0.80%	3,071	47	448	1	486	5,663	122	219
0.85%	150	-	-	-	-	60	-	657
0.95%	9,443	-	-	4,157	89	26,046	-	9,283
1.05%	12,977	-	-	4,971	388	25,929	-	3,685
1.10%	2,069	-	-	660	86	17,380	-	58,243
1.15%	90,188	-	-	6,645	9,626	285,810	-	554,017
1.20%	834	-	-	113	-	728	-	5,431
1.25%	20,094	-	-	881	5,202	30,260	-	42,594
1.30%	330,444	22,066	49,361	894	81,792	626,616	92,315	411,928
1.35%	35,576	-	-	1,669	-	88,160	-	112,636
1.40%	109,641	13,607	7,011	153	38,317	177,258	37,780	273,113
1.45%	33,214	-	-	676	1,173	73,553	-	123,072
1.50%	14,610	-	-	6,377	1,868	39,789	-	101,700
1.55%	111,125	-	-	6,331	6,209	314,330	-	506,223
1.60%	9,011	-	-	381	5,155	20,470	-	18,030
1.65%	50,390	-	-	2,743	1,545	102,732	-	195,393
1.70%	21,648	-	-	2,361	4,027	36,722	-	93,738
1.75%	88,774	-	-	12,956	1,188	441,095	-	1,234,139
1.80%	36,780	-	-	3,550	5,035	103,781	-	170,742
1.85%	12,136	-	-	892	827	32,986	-	65,106
1.90%	20,261	-	-	256	-	22,933	-	22,958
1.95%	15,519	-	-	1,676	1,175	65,582	-	159,438
2.00%	29,703	-	-	1,502	-	94,291	-	564,981
2.05%	15,947	-	-	3,749	2,183	24,914	-	169,342
2.10%	18,286	-	-	460	940	49,208	-	68,741
2.15%	27,429	-	-	3,460	324	102,729	-	314,772
2.20%	19,300	-	-	605	-	27,165	-	119,261
2.25%	7,223	-	-	2,779	-	10,781	-	217,630
2.30%	10,569	-	-	174	-	10,203	-	16,835
2.35%	28,000	-	-	4,480	-	79,657	-	1,383,480
2.40%	9,482	-	-	675	-	23,543	-	102,482
2.45%	3,387	-	-	1,177	-	9,144	-	64,361
2.50%	2,444	-	-	19	-	967	-	3,360
2.55%	6,077	-	-	-	-	16,265	-	97,468
2.60%	3,331	-	-	1,963	-	2,239	-	69,401
2.65%	-	-	-	-	-	1,025	-	2,559
2.70%	897	-	-	-	-	2,701	-	22,530
2.75%	223	-	-	-	-	1,116	-	14,038
2.80%	630	-	-	-	-	1,177	-	2,948
2.85%	99	-	-	-	-	90	-	765
2.90%	-	-	-	-	-	1,004	-	6,256
2.95%	-	-	-	-	-	225	-	626
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	148	-	765
3.10%	-	-	-	-	-	395	-	212
3.15%	-	-	-	-	-	-	-	-
3.20%	-	-	-	-	-	34	-	18
3.25%	-	-	-	-	-	4	-	438

Totals	$1,210,982	35,720	56,820	79,386	167,635	2,997,084	130,217	7,406,797

(Continued)

103

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	MIGSC	MVFSC	VFLG2	VFLV2	MBVAG2	MBVCG2	VFMG2	GVAAA2

0.65%	$-	-	-	-	-	-	-	-
0.75%	-	-	-	-	-	-	-	30
0.80%	-	148	-	-	-	-	-	263
0.85%	-	-	-	-	-	-	-	-
0.95%	157	735	-	-	-	-	-	172
1.05%	-	542	-	-	-	-	-	6,548
1.10%	659	12,218	-	-	-	-	-	153,508
1.15%	21,919	134,979	2,925	3,455	574	618	19,021	1,042,944
1.20%	1,138	794	-	-	-	-	-	1,046
1.25%	13,984	27,991	2,897	3,618	-	-	19,247	72,825
1.30%	282	83,287	-	-	-	-	-	131,199
1.35%	2,963	40,352	74	986	2,289	224	4,402	235,010
1.40%	2,644	60,071	116	92	-	-	274	232,758
1.45%	7,114	61,278	585	564	-	-	125	170,037
1.50%	30,321	48,302	902	556	-	-	64	209,861
1.55%	38,007	146,935	10	7	-	690	2,636	1,061,725
1.60%	6,082	10,550	2,293	2,846	-	-	19,719	68,220
1.65%	19,960	69,063	1,108	889	-	-	4,615	285,664
1.70%	8,252	21,180	590	1,412	-	-	10,390	159,033
1.75%	24,102	186,737	453	3,781	798	106	13,109	2,171,855
1.80%	20,296	68,569	-	-	-	-	-	289,663
1.85%	19,052	30,243	-	90	873	-	625	84,517
1.90%	3,038	19,223	796	104	-	-	599	25,886
1.95%	5,897	33,178	124	587	-	-	5,403	321,593
2.00%	10,980	48,987	-	-	-	-	220	578,791
2.05%	17,232	33,061	-	-	-	-	-	97,566
2.10%	8,989	38,733	39	-	-	-	-	146,660
2.15%	6,183	43,060	-	-	-	-	-	258,633
2.20%	4,309	15,733	-	83	-	-	638	100,841
2.25%	6,215	16,775	-	54	-	-	-	398,820
2.30%	5,023	11,820	-	-	-	-	-	38,400
2.35%	3,305	50,126	201	209	-	-	244	916,152
2.40%	580	9,510	-	12	-	-	-	70,150
2.45%	2,100	3,131	-	-	-	-	-	70,997
2.50%	965	3,659	-	-	-	-	-	74,338
2.55%	311	7,222	-	-	-	-	-	72,488
2.60%	111	8,170	-	-	-	-	343	21,463
2.65%	121	-	-	-	-	-	-	16,974
2.70%	240	3,918	-	-	-	-	-	14,634
2.75%	99	119	-	-	-	-	-	4,971
2.80%	27	563	-	-	-	-	-	7,933
2.85%	-	139	-	-	-	-	-	2,725
2.90%	-	-	-	-	-	-	-	2,615
2.95%	95	109	-	-	-	-	-	1,157
3.00%	-	-	-	-	-	-	-	86
3.05%	-	465	-	-	-	-	-	651
3.10%	-	-	-	-	-	-	-	48
3.15%	60	70	-	-	-	-	-	-
3.20%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-

Totals	$292,812	1,351,745	13,113	19,345	4,534	1,638	101,674	9,621,450

(Continued)

104

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	GVABD2	GVAGG2	GVAGR2	GVAGI2	NVCRA2	NVCRB2	NVCCA2	NVCCN2

0.65%	$-	-	5	-	-	-	-	-
0.75%	32	95	77	30	-	-	-	-
0.80%	331	330	1,051	108	6	-	60	1
0.85%	-	-	22	-	-	-	-	-
0.95%	5,932	1,251	1,888	410	-	-	-	-
1.05%	5,753	2,739	3,233	854	-	-	-	-
1.10%	51,405	7,846	24,612	45,958	1,045	7,610	9,084	1,249
1.15%	246,460	106,496	202,871	139,392	2,716	25,821	54,188	26,559
1.20%	2,326	1,284	955	1,311	-	-	-	-
1.25%	30,502	17,560	24,469	15,867	557	502	6,910	1,489
1.30%	113,286	117,712	148,908	30,993	3,885	2,611	4,451	3,509
1.35%	54,695	43,733	77,761	38,266	110	7,231	26,071	8,419
1.40%	77,129	51,230	66,630	13,661	1,743	2,397	651	3,175
1.45%	90,330	33,285	42,560	43,552	1,829	5,062	5,472	4,320
1.50%	44,323	33,146	59,152	32,721	904	3,429	5,071	1,968
1.55%	283,540	115,080	266,753	186,272	2,699	34,459	47,458	16,641
1.60%	19,625	10,117	27,804	14,146	-	-	-	40
1.65%	110,146	31,867	73,721	55,733	346	17,910	11,390	8,227
1.70%	101,313	28,113	32,462	77,457	178	14,186	46,593	89
1.75%	632,044	170,874	409,718	449,865	1,951	99,934	186,030	39,775
1.80%	90,155	63,104	85,079	67,253	2,168	5,757	9,145	12,195
1.85%	46,250	9,791	21,961	32,060	143	6,310	13,616	1,438
1.90%	11,868	3,729	5,313	10,241	520	5,356	16,918	1,231
1.95%	68,411	19,601	51,007	49,046	330	10,791	24,602	11,834
2.00%	130,888	36,828	86,386	103,390	2,163	13,806	10,992	26,809
2.05%	103,299	8,035	14,739	82,471	41	19,302	10,121	1,658
2.10%	42,327	12,816	44,269	22,892	1,743	6,553	5,313	32,213
2.15%	183,243	12,681	65,617	160,960	-	32,618	47,152	1,392
2.20%	32,737	6,163	20,595	30,137	2,475	10,325	26,776	4,566
2.25%	423,154	5,550	18,077	390,095	-	91,616	13,704	9,204
2.30%	12,490	3,335	11,564	13,429	15	2,726	22,693	875
2.35%	891,087	14,855	59,725	821,444	372	283,024	76,466	14,412
2.40%	34,912	1,357	10,430	31,132	-	12,842	5,870	805
2.45%	50,539	1,763	5,521	46,590	-	26,335	3,349	6
2.50%	75,166	1,269	2,607	72,322	-	116,134	14,280	4,345
2.55%	56,286	2,136	6,576	52,516	-	22,035	2,832	89
2.60%	24,381	2,437	3,248	18,774	225	2,645	-	-
2.65%	16,484	557	1,124	15,762	-	-	-	57
2.70%	13,414	69	1,572	12,009	-	7,197	2,057	150
2.75%	1,219	27	588	1,174	-	2,336	-	-
2.80%	7,732	406	627	6,294	-	-	-	-
2.85%	2,890	-	3	2,760	-	1,606	222	-
2.90%	1,769	644	1,985	1,693	-	-	-	-
2.95%	1,242	20	111	1,172	-	187	278	134
3.00%	89	-	-	89	-	-	-	-
3.05%	671	114	368	661	-	602	-	-
3.10%	47	-	197	50	-	488	-	-
3.15%	-	-	-	-	-	-	-	-
3.20%	-	-	16	-	-	-	-	-
3.25%	-	-	1	-	-	-	-	-

Totals	$4,191,922	980,045	1,983,958	3,193,012	28,164	901,743	709,815	238,874

(Continued)

105

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	NVCMD2	NVCMA2	NVCMC2	NVCBD1	NVCBD2	HIBF	HIBF3	GEM

0.65%	$-	-	-	-	-	-	-	-
0.75%	-	-	-	-	-	-	-	-
0.80%	93	-	1	-	-	-	264	59
0.85%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	1,060	8,028	-
1.05%	-	-	-	-	723	349	6,181	-
1.10%	10,255	9,473	5,478	-	59	470	923	-
1.15%	71,673	76,384	28,522	-	1,920	25,267	110,256	-
1.20%	-	-	282	-	-	1,353	288	-
1.25%	5,028	4,489	3,929	-	-	14,510	15,419	-
1.30%	10,995	5,495	2,550	1,351	27	34	23,011	7,565
1.35%	13,870	20,632	2,810	-	168	8,550	30,445	-
1.40%	2,136	3,560	262	233	1,033	1,777	18,672	5,517
1.45%	24,722	15,001	2,479	-	304	6,689	34,042	-
1.50%	4,943	9,891	4,028	-	662	8,197	22,864	-
1.55%	75,534	96,220	20,077	-	757	38,554	72,270	-
1.60%	449	-	361	-	-	4,462	7,299	-
1.65%	36,553	27,984	7,846	-	375	22,926	42,773	-
1.70%	13,561	2,536	3,431	-	836	6,414	6,509	-
1.75%	175,280	151,390	39,281	-	1,318	10,042	43,218	-
1.80%	9,066	8,783	6,926	-	992	18,015	25,893	-
1.85%	3,594	8,459	4,274	-	268	10,798	7,081	-
1.90%	7,100	802	1,428	-	32	3,400	3,727	-
1.95%	21,360	14,522	3,102	-	99	1,082	7,983	-
2.00%	22,583	47,106	16,454	-	810	3,015	15,180	-
2.05%	4,427	2,766	973	-	63	1,214	6,932	-
2.10%	4,995	5,362	3,661	-	267	3,998	6,564	-
2.15%	18,030	15,420	9,791	-	88	1,651	2,848	-
2.20%	9,594	18,237	3,222	-	247	1,251	2,976	-
2.25%	1,203	215	10,688	-	-	-	5,198	-
2.30%	1,870	8,914	3,418	-	77	52	2,502	-
2.35%	24,036	10,884	12,939	-	501	908	1,087	-
2.40%	9,489	1,427	5,087	-	38	-	312	-
2.45%	92	1,878	-	-	-	-	465	-
2.50%	1,449	163	4,805	-	128	-	-	-
2.55%	1,158	-	251	-	-	-	201	-
2.60%	-	989	467	-	-	-	-	-
2.65%	273	-	376	-	-	-	5	-
2.70%	-	89	3,360	-	15	-	124	-
2.75%	-	-	114	-	-	-	283	-
2.80%	-	-	-	-	-	-	4	-
2.85%	-	-	228	-	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	58	-	1,190	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.20%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-

Totals	$585,469	569,071	214,091	1,584	11,807	196,038	531,827	13,141

(Continued)

106

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	GEM2	GEM3	GEM6	GVGU2	GVGU	GIG	GIG3	NVIE6

0.65%	$-	-	-	-	-	-	-	-
0.75%	-	-	72	-	-	-	-	-
0.80%	-	5,001	-	-	224	65	1,200	-
0.85%	-	-	1	-	-	-	-	-
0.95%	-	-	2,202	38	-	-	-	-
1.05%	-	-	2,498	-	-	-	-	123
1.10%	288	-	3,101	-	-	-	-	65
1.15%	16,111	-	208,257	1,339	-	-	-	2,118
1.20%	-	-	381	-	-	-	-	-
1.25%	2,615	-	21,050	1,902	-	-	-	276
1.30%	-	647,364	11	-	75,932	327	259,073	174
1.35%	-	-	51,966	-	-	-	-	569
1.40%	3,017	170,627	16,257	121	35,182	847	112,807	878
1.45%	2,145	-	49,882	215	-	-	-	1,684
1.50%	1,301	-	34,520	69	-	-	-	942
1.55%	11,903	-	225,202	1,824	-	-	-	3,009
1.60%	2,093	-	16,416	-	-	-	-	97
1.65%	3,222	-	61,759	258	-	-	-	337
1.70%	1,266	-	16,047	653	-	-	-	919
1.75%	1,420	-	96,562	43	-	-	-	3,704
1.80%	6,657	-	73,280	1,477	-	-	-	130
1.85%	3,710	-	18,131	534	-	-	-	1,165
1.90%	1,466	-	11,081	1,083	-	-	-	183
1.95%	1,254	-	31,938	-	-	-	-	705
2.00%	73	-	47,651	-	-	-	-	1,064
2.05%	1,674	-	7,369	-	-	-	-	633
2.10%	1,623	-	34,977	702	-	-	-	212
2.15%	1,299	-	22,164	-	-	-	-	194
2.20%	199	-	14,340	-	-	-	-	62
2.25%	1,097	-	8,449	-	-	-	-	135
2.30%	-	-	7,149	-	-	-	-	327
2.35%	-	-	1,299	-	-	-	-	932
2.40%	-	-	2,554	-	-	-	-	125
2.45%	561	-	35,676	-	-	-	-	944
2.50%	-	-	836	-	-	-	-	131
2.55%	-	-	27,670	-	-	-	-	4
2.60%	-	-	-	-	-	-	-	9
2.65%	-	-	713	-	-	-	-	-
2.70%	-	-	94	-	-	-	-	-
2.75%	-	-	908	-	-	-	-	-
2.80%	-	-	6,546	-	-	-	-	5
2.85%	-	-	-	-	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.20%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-

Totals	$64,994	822,992	1,159,009	10,258	111,338	1,239	373,080	21,855

(Continued)

107

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	GEF3	GVGF2	GVGFS	GBF	CAF	GVGH2	GVGHS	GVGH6

0.65%	$-	-	-	111	-	-	-	-
0.75%	-	-	-	1,373	-	-	-	-
0.80%	468	-	302	3,175	6,052	-	123	-
0.85%	-	-	-	1,519	-	-	-	3
0.95%	-	276	-	13,677	-	302	-	911
1.05%	-	24	-	10,033	-	-	-	1,384
1.10%	-	-	-	67,018	-	68	-	682
1.15%	-	2,585	-	896,737	-	2,885	-	36,556
1.20%	-	552	-	5,726	-	-	-	51
1.25%	-	1,784	-	89,763	-	5,273	-	5,584
1.30%	44,650	-	26,227	1,447,849	451,641	-	54,176	61
1.35%	-	32	-	206,652	-	-	-	8,682
1.40%	18,460	279	8,713	795,852	153,060	177	21,139	1,756
1.45%	-	777	-	197,767	-	804	-	12,125
1.50%	-	259	-	157,121	-	1,278	-	8,476
1.55%	-	1,511	-	760,926	-	3,614	-	42,900
1.60%	-	473	-	36,116	-	240	-	5,010
1.65%	-	504	-	290,250	-	1,339	-	24,883
1.70%	-	145	-	107,392	-	1,446	-	9,688
1.75%	-	269	-	1,672,980	-	520	-	23,159
1.80%	-	4,993	-	286,711	-	4,656	-	25,827
1.85%	-	87	-	88,019	-	1,885	-	6,089
1.90%	-	-	-	24,996	-	231	-	1,830
1.95%	-	62	-	211,165	-	69	-	6,344
2.00%	-	30	-	652,406	-	-	-	9,239
2.05%	-	-	-	86,473	-	323	-	2,154
2.10%	-	112	-	130,393	-	211	-	9,291
2.15%	-	9	-	416,722	-	8	-	1,646
2.20%	-	-	-	204,715	-	182	-	4,296
2.25%	-	-	-	226,940	-	-	-	263
2.30%	-	-	-	35,160	-	-	-	1,276
2.35%	-	-	-	1,465,440	-	-	-	218
2.40%	-	-	-	127,337	-	46	-	1,944
2.45%	-	-	-	74,995	-	-	-	288
2.50%	-	-	-	4,848	-	-	-	40
2.55%	-	-	-	106,459	-	-	-	-
2.60%	-	-	-	72,255	-	-	-	141
2.65%	-	-	-	4,967	-	-	-	-
2.70%	-	-	-	26,122	-	-	-	-
2.75%	-	-	-	20,926	-	-	-	-
2.80%	-	-	-	3,853	-	-	-	-
2.85%	-	-	-	805	-	-	-	-
2.90%	-	-	-	7,529	-	-	-	-
2.95%	-	-	-	957	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	580	-	-	-	-
3.10%	-	-	-	746	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.20%	-	-	-	64	-	-	-	-
3.25%	-	-	-	451	-	-	-	-

Totals	$63,578	14,763	35,242	11,044,071	610,753	25,557	75,438	252,797

(Continued)

108

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	GVIX8	GVIDA	GVIDC	GVIDM	GVDMA	GVDMC	BF	NVLCP2

0.65%	$-	-	262	312	321	80	-	-
0.75%	-	-	-	396	123	445	-	-
0.80%	117	4,015	131	4,821	5,072	3,722	60	-
0.85%	1	331	-	182	263	1	-	-
0.95%	964	1,246	1,517	10,582	8,733	3,287	-	-
1.05%	1,692	2,211	1,264	6,041	12,136	1,624	-	-
1.10%	305	4,216	18,320	125,701	89,368	23,711	-	130
1.15%	12,685	256,867	315,477	2,552,291	2,271,651	781,630	-	1,459
1.20%	24	3,986	3,338	24,779	40,329	1,582	-	-
1.25%	537	50,140	42,911	339,273	232,616	139,209	-	7
1.30%	15,707	175,117	96,629	534,470	451,165	144,553	32,016	494
1.35%	5,368	72,140	49,046	676,440	519,219	207,452	-	75
1.40%	8,502	92,812	121,347	646,326	463,768	187,517	8,230	25
1.45%	12,507	54,819	88,443	369,970	286,319	219,084	-	10
1.50%	3,853	84,924	38,790	387,563	263,072	138,830	-	-
1.55%	13,628	219,908	341,609	2,051,023	1,954,898	601,183	-	2,395
1.60%	2,098	30,669	23,837	209,594	105,237	49,638	-	-
1.65%	2,926	688,736	195,086	1,690,831	1,679,863	310,606	-	216
1.70%	1,535	84,766	26,518	365,957	247,596	67,083	-	72
1.75%	12,556	1,072,076	343,554	6,048,262	6,001,122	1,151,324	-	2,089
1.80%	8,644	91,446	265,997	785,449	594,323	381,104	-	263
1.85%	739	188,372	53,073	417,461	474,606	125,673	-	15
1.90%	20	340,912	56,725	362,436	421,363	138,954	-	157
1.95%	7,441	359,539	50,868	1,053,430	1,263,521	183,311	-	783
2.00%	13,527	599,645	251,924	4,253,819	1,356,527	693,695	-	504
2.05%	1,822	487,483	36,885	730,759	775,020	163,539	-	93
2.10%	7,659	262,003	68,048	468,137	630,996	83,541	-	28
2.15%	5,582	561,960	49,406	2,184,173	1,943,866	387,811	-	116
2.20%	949	100,668	77,611	799,686	338,769	106,534	-	262
2.25%	593	1,055,007	44,814	1,080,996	875,716	566,999	-	193
2.30%	303	233,098	20,156	183,918	320,785	30,304	-	57
2.35%	3,252	1,130,362	122,641	6,584,483	1,913,395	1,727,903	-	1,547
2.40%	331	86,358	22,670	407,453	338,011	103,739	-	49
2.45%	-	280,191	24,021	247,694	194,988	70,921	-	-
2.50%	250	46,182	9,062	186,847	123,646	36,662	-	73
2.55%	-	262,521	13,081	702,886	281,753	102,812	-	-
2.60%	245	174,060	15,721	265,581	134,264	30,300	-	-
2.65%	-	41,333	252	17,251	45,520	74	-	-
2.70%	-	80,632	3,713	221,344	87,855	69,749	-	961
2.75%	21	9,337	224	21,625	25,804	2,570	-	-
2.80%	-	45,841	-	24,943	34,225	11,882	-	-
2.85%	-	3,607	-	13,103	3,414	965	-	-
2.90%	-	25,909	3,276	54,702	47,131	8,426	-	-
2.95%	-	2,404	-	12,208	6,584	6,587	-	-
3.00%	-	13,215	-	401	33,725	1,314	-	-
3.05%	-	9,368	-	2,491	13,806	26	-	-
3.10%	-	8,053	-	12,576	11,495	-	-	-
3.15%	-	-	-	-	1,181	-	-	-
3.20%	-	-	-	-	-	153	-	-
3.25%	-	-	-	10,278	1,034	-	-	-

Totals	$146,383	9,398,485	2,898,247	37,150,944	26,926,194	9,068,109	40,306	12,073

(Continued)

109

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	SGRF	SGRF2	MCIF	SAM	NVMIG3	NVMIG6	GVDIV2	GVDIV3

0.65%	$-	-	-	11	-	64	-	-
0.75%	-	-	-	350	-	574	-	-
0.80%	228	-	2,960	31,143	1	-	-	814
0.85%	-	-	-	124	-	381	-	-
0.95%	-	2,997	1,336	11,443	-	-	754	-
1.05%	-	2,319	2,543	5,503	-	-	74	-
1.10%	-	21,604	2,364	29,391	-	19,394	-	-
1.15%	-	239,768	113,106	670,633	-	197,602	4,906	-
1.20%	-	1,790	1,589	840	-	1,410	-	-
1.25%	-	21,820	33,502	121,950	-	9,225	1,058	-
1.30%	94,300	2,349	521,868	2,955,573	10,073	2,449	-	156,727
1.35%	-	62,102	34,307	191,800	-	44,236	-	-
1.40%	28,531	24,650	181,374	1,638,254	1,554	21,292	661	70,846
1.45%	-	39,675	34,655	313,850	-	30,798	856	-
1.50%	-	40,373	15,218	287,750	-	28,542	1,132	-
1.55%	-	231,432	109,935	811,307	-	185,546	8,233	-
1.60%	-	8,157	17,329	46,131	-	5,469	285	-
1.65%	-	85,182	61,639	311,890	-	55,865	1,322	-
1.70%	-	35,185	16,696	95,093	-	26,751	167	-
1.75%	-	569,945	59,956	635,949	-	513,520	167	-
1.80%	-	67,985	51,241	568,056	-	52,104	2,068	-
1.85%	-	26,974	15,202	112,573	-	17,915	1,384	-
1.90%	-	9,219	5,990	49,787	-	5,167	567	-
1.95%	-	79,749	23,554	142,006	-	67,851	240	-
2.00%	-	166,523	46,969	440,373	-	158,885	-	-
2.05%	-	26,625	39,000	105,619	-	18,340	2,158	-
2.10%	-	40,990	13,080	145,872	-	31,897	856	-
2.15%	-	153,072	17,858	161,547	-	134,997	135	-
2.20%	-	36,628	7,440	174,560	-	32,267	50	-
2.25%	-	49,713	8,485	94,395	-	43,179	-	-
2.30%	-	10,835	7,428	48,722	-	5,566	7	-
2.35%	-	306,203	12,976	234,684	-	327,911	-	-
2.40%	-	39,733	2,731	40,065	-	35,127	-	-
2.45%	-	18,899	981	81,417	-	16,795	-	-
2.50%	-	4,025	1,030	10,027	-	1,326	-	-
2.55%	-	24,655	2,453	66,686	-	26,023	-	-
2.60%	-	13,948	427	17,372	-	14,823	-	-
2.65%	-	860	679	5,648	-	746	-	-
2.70%	-	6,604	648	6,344	-	6,453	-	-
2.75%	-	2,473	80	14,593	-	2,387	-	-
2.80%	-	675	4,703	9,105	-	704	-	-
2.85%	-	214	-	186	-	241	-	-
2.90%	-	2,109	-	1,607	-	2,157	-	-
2.95%	-	313	163	136	-	344	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	198	288	310	-	225	-	-
3.10%	-	445	-	-	-	437	-	-
3.15%	-	-	-	-	-	-	-	-
3.20%	-	39	-	-	-	38	-	-
3.25%	-	57	-	69	-	111	-	-

Totals	$123,059	2,479,111	1,473,783	10,690,744	11,628	2,147,134	27,080	228,387

(Continued)

110

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	GVDIV6	NVMLG1	NVMLG2	NVMLV2	NVMMG1	NVMMG2	NVMMV2	SCGF

0.65%	$28	-	-	-	-	26	56	-
0.75%	252	-	-	-	-	222	457	-
0.80%	-	16	-	13	-	-	-	235
0.85%	162	-	-	-	-	172	310	-
0.95%	6,287	-	-	-	-	-	-	-
1.05%	4,415	-	-	-	-	-	-	-
1.10%	24,477	-	1	29	-	8,143	16,518	-
1.15%	295,061	-	461	1,914	-	78,203	164,440	-
1.20%	2,497	-	-	-	-	621	1,212	-
1.25%	22,112	-	9	2	-	3,808	7,775	-
1.30%	3,636	57	18	161	3,850	1,035	10,006	80,407
1.35%	66,391	-	177	76	-	17,326	36,765	-
1.40%	33,861	2	-	119	559	8,732	18,937	19,600
1.45%	51,779	-	-	1	-	12,362	25,558	-
1.50%	53,991	-	-	68	-	11,672	23,994	-
1.55%	288,245	-	395	628	-	71,855	153,769	-
1.60%	14,021	-	124	213	-	2,250	4,562	-
1.65%	88,407	-	50	721	-	23,301	46,923	-
1.70%	42,407	-	8	30	-	11,340	22,847	-
1.75%	608,788	-	571	7,743	-	204,889	434,001	-
1.80%	88,100	-	71	360	-	20,647	43,381	-
1.85%	27,060	-	25	451	-	7,734	15,160	-
1.90%	10,849	-	47	59	-	2,086	4,399	-
1.95%	82,988	-	-	7	-	26,552	57,087	-
2.00%	194,360	-	35	1,045	-	70,249	135,720	-
2.05%	34,715	-	38	97	-	7,874	16,034	-
2.10%	45,386	-	52	132	-	11,651	26,370	-
2.15%	142,569	-	-	-	-	54,055	115,675	-
2.20%	38,807	-	-	256	-	14,252	27,659	-
2.25%	53,386	-	16	206	-	23,179	41,343	-
2.30%	12,768	-	68	13	-	2,171	4,665	-
2.35%	373,715	-	145	335	-	162,833	294,417	-
2.40%	36,692	-	1	-	-	14,709	30,067	-
2.45%	22,297	-	-	-	-	7,970	15,285	-
2.50%	1,700	-	58	211	-	551	1,120	-
2.55%	80,917	-	-	17	-	12,374	22,901	-
2.60%	18,294	-	27	-	-	7,579	13,472	-
2.65%	1,342	-	-	-	-	318	623	-
2.70%	7,174	-	-	18	-	2,903	5,662	-
2.75%	2,743	-	-	3	-	1,044	1,912	-
2.80%	2,414	-	-	-	-	342	637	-
2.85%	233	-	-	-	-	113	207	-
2.90%	3,173	-	-	-	-	918	1,873	-
2.95%	299	-	-	-	-	124	281	-
3.00%	-	-	-	-	-	-	-	-
3.05%	201	-	-	-	-	90	198	-
3.10%	393	-	-	-	-	130	357	-
3.15%	-	-	-	-	-	-	-	-
3.20%	34	-	-	-	-	11	31	-
3.25%	101	-	-	-	-	61	107	-

Totals	$2,889,527	75	2,397	14,928	4,409	908,477	1,844,773	100,242

(Continued)

111

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	SCGF2	SCVF	SCVF2	SCF	SCF2	TRF	TRF2	GVUSL

0.65%	$-	-	-	-	5	-	94	-
0.75%	-	-	-	-	16	-	661	-
0.80%	-	4,037	-	8,246	-	27,628	-	874
0.85%	-	-	32	-	50	-	490	-
0.95%	222	-	1,124	-	4,808	-	111	-
1.05%	-	-	1,038	-	2,352	-	161	-
1.10%	867	-	804	-	10,182	-	59,058	-
1.15%	39,720	-	62,113	-	192,344	-	617,314	-
1.20%	-	-	211	-	1,435	-	4,642	-
1.25%	7,409	-	26,019	-	46,198	-	35,027	-
1.30%	55	521,526	-	1,059,623	3,165	2,118,341	7,969	54,482
1.35%	6,606	-	20,634	-	71,865	-	140,126	-
1.40%	2,079	199,924	4,972	510,742	13,571	828,336	67,381	12,877
1.45%	10,745	-	19,606	-	53,913	-	96,379	-
1.50%	8,840	-	9,412	-	39,271	-	97,872	-
1.55%	56,412	-	65,892	-	144,359	-	576,734	-
1.60%	2,188	-	6,415	-	12,350	-	22,542	-
1.65%	12,396	-	20,142	-	62,263	-	177,596	-
1.70%	9,687	-	5,561	-	41,484	-	84,014	-
1.75%	26,556	-	32,234	-	229,705	-	1,568,039	-
1.80%	31,323	-	22,221	-	55,919	-	164,941	-
1.85%	6,470	-	9,376	-	17,561	-	60,178	-
1.90%	4,900	-	4,598	-	12,595	-	20,351	-
1.95%	6,681	-	10,275	-	36,689	-	206,536	-
2.00%	23,441	-	12,947	-	79,888	-	515,520	-
2.05%	3,052	-	5,386	-	15,591	-	59,970	-
2.10%	3,191	-	6,437	-	15,593	-	95,615	-
2.15%	3,746	-	3,165	-	48,427	-	416,075	-
2.20%	2,652	-	2,028	-	20,259	-	103,432	-
2.25%	2,445	-	2,637	-	6,538	-	146,649	-
2.30%	782	-	3,312	-	6,140	-	19,984	-
2.35%	4,141	-	825	-	125,775	-	1,131,312	-
2.40%	599	-	346	-	11,644	-	110,437	-
2.45%	45	-	881	-	3,428	-	54,270	-
2.50%	37	-	60	-	550	-	3,891	-
2.55%	286	-	6	-	13,875	-	89,004	-
2.60%	152	-	195	-	5,573	-	53,145	-
2.65%	181	-	-	-	632	-	2,399	-
2.70%	-	-	75	-	2,370	-	22,184	-
2.75%	-	-	-	-	496	-	7,357	-
2.80%	10,736	-	-	-	1,972	-	2,309	-
2.85%	-	-	-	-	156	-	820	-
2.90%	-	-	2	-	1,033	-	6,846	-
2.95%	-	-	-	-	28	-	1,012	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	23	-	608	-
3.10%	-	-	-	-	-	-	1,098	-
3.15%	-	-	-	-	-	-	-	-
3.20%	-	-	-	-	-	-	95	-
3.25%	-	-	-	-	23	-	316	-

Totals	$288,642	725,487	360,981	1,578,611	1,412,114	2,974,305	6,852,564	68,233

(Continued)

112

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	NVNMO1	NVNMO2	NVNSR1	NVNSR2	NVSTB2	GGTC	GGTC2	GGTC3

0.65%	$-	-	-	84	-	-	-	-
0.75%	-	-	-	675	-	-	-	-
0.80%	-	-	-	-	-	14	-	429
0.85%	-	-	-	524	-	-	-	-
0.95%	-	94	-	-	-	-	43	-
1.05%	-	-	-	-	-	-	-	-
1.10%	-	15	-	19,430	529	-	-	-
1.15%	-	189	-	184,217	7,235	-	3,214	-
1.20%	-	-	-	1,472	-	-	-	-
1.25%	-	-	-	8,987	512	-	2,703	-
1.30%	267	16	8,674	2,449	4,125	2,485	-	41,960
1.35%	-	116	-	40,640	821	-	-	-
1.40%	46	35	1,239	20,894	1,175	398	284	11,726
1.45%	-	144	-	28,757	1,744	-	455	-
1.50%	-	91	-	27,720	794	-	598	-
1.55%	-	1,652	-	168,657	5,979	-	1,483	-
1.60%	-	-	-	7,472	496	-	172	-
1.65%	-	567	-	53,127	2,426	-	805	-
1.70%	-	161	-	26,113	1,361	-	328	-
1.75%	-	1,311	-	483,932	7,647	-	297	-
1.80%	-	57	-	48,819	632	-	756	-
1.85%	-	86	-	17,278	1,858	-	463	-
1.90%	-	76	-	4,530	673	-	1,087	-
1.95%	-	141	-	62,864	2,470	-	771	-
2.00%	-	73	-	165,539	5,823	-	54	-
2.05%	-	17	-	18,327	5,576	-	71	-
2.10%	-	436	-	27,550	1,653	-	97	-
2.15%	-	37	-	127,117	1,691	-	464	-
2.20%	-	101	-	32,945	1,531	-	-	-
2.25%	-	57	-	52,144	1,664	-	-	-
2.30%	-	-	-	5,371	889	-	-	-
2.35%	-	437	-	380,018	4,909	-	-	-
2.40%	-	33	-	34,082	1,300	-	-	-
2.45%	-	103	-	18,322	2,761	-	418	-
2.50%	-	33	-	1,176	2,737	-	-	-
2.55%	-	47	-	29,073	266	-	-	-
2.60%	-	-	-	17,693	202	-	-	-
2.65%	-	67	-	791	284	-	-	-
2.70%	-	-	-	6,864	817	-	-	-
2.75%	-	3	-	2,117	208	-	-	-
2.80%	-	-	-	789	48	-	-	-
2.85%	-	-	-	271	3	-	-	-
2.90%	-	-	-	2,194	7	-	-	-
2.95%	-	-	-	304	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	211	-	-	-	-
3.10%	-	-	-	322	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.20%	-	-	-	28	-	-	-	-
3.25%	-	-	-	142	-	-	-	-

Totals	$313	6,195	9,913	2,132,031	72,846	2,897	14,563	54,115

(Continued)

113

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	GGTC6	GVUG2	GVUGL	EIF2	MSBF	NVRE1	NVRE2	AMTG

0.65%	$-	-	-	9	-	-	-	-
0.75%	-	-	-	130	-	-	-	-
0.80%	-	-	71	178	584	3	-	2,686
0.85%	-	-	-	75	-	-	-	-
0.95%	213	155	-	421	6,299	-	186	-
1.05%	512	-	-	488	5,875	-	-	-
1.10%	566	609	-	23,162	3,378	-	24	-
1.15%	22,334	34,518	-	287,998	92,322	-	2,738	-
1.20%	49	-	-	1,675	108	-	-	-
1.25%	3,753	6,286	-	30,543	26,277	-	290	-
1.30%	7	-	46,595	73,213	143,764	2,830	-	1,167,962
1.35%	3,397	13,808	-	60,710	26,930	-	490	-
1.40%	1,428	3,674	24,799	47,604	88,778	1,610	72	225,789
1.45%	4,182	9,478	-	49,614	44,178	-	469	-
1.50%	4,223	12,119	-	92,223	13,235	-	946	-
1.55%	25,379	52,833	-	291,041	82,490	-	2,174	-
1.60%	1,754	4,901	-	18,878	8,131	-	135	-
1.65%	5,274	21,501	-	92,790	39,554	-	215	-
1.70%	2,773	3,010	-	64,425	14,071	-	207	-
1.75%	12,837	42,699	-	645,966	84,264	-	1,844	-
1.80%	9,562	27,444	-	97,049	44,709	-	436	-
1.85%	945	5,620	-	37,896	14,888	-	221	-
1.90%	1,843	4,577	-	18,855	6,184	-	-	-
1.95%	11,267	7,075	-	94,431	19,384	-	36	-
2.00%	6,532	8,568	-	208,215	25,036	-	351	-
2.05%	746	8,801	-	33,437	10,625	-	91	-
2.10%	6,206	4,575	-	59,093	7,008	-	628	-
2.15%	6,958	7,732	-	161,916	11,057	-	27	-
2.20%	4,888	8,465	-	52,083	3,272	-	203	-
2.25%	414	2,278	-	44,567	15,821	-	-	-
2.30%	673	1,805	-	20,825	2,027	-	-	-
2.35%	677	2,993	-	337,446	44,102	-	578	-
2.40%	2,163	2,855	-	38,140	2,277	-	37	-
2.45%	2,311	2,959	-	18,155	5,440	-	63	-
2.50%	383	5,256	-	5,416	1,503	-	91	-
2.55%	1,100	3,560	-	29,813	476	-	-	-
2.60%	-	463	-	15,309	4,624	-	-	-
2.65%	358	-	-	2,838	-	-	-	-
2.70%	277	323	-	6,820	680	-	-	-
2.75%	873	3	-	4,437	109	-	-	-
2.80%	180	232	-	3,691	539	-	99	-
2.85%	-	-	-	228	7	-	-	-
2.90%	-	2	-	2,375	-	-	-	-
2.95%	-	159	-	489	37	-	-	-
3.00%	-	-	-	148	-	-	-	-
3.05%	-	-	-	185	-	-	-	-
3.10%	-	-	-	471	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.20%	-	-	-	40	-	-	-	-
3.25%	-	-	-	61	-	-	-	-

Totals	$147,037	311,336	71,465	3,075,572	900,043	4,443	12,651	1,396,437

(Continued)

114

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	AMGP	AMINS	AMMCGS	AMTP	AMRS	AMFAS	AMSRS	OVMS

0.65%	$-	-	-	-	-	-	-	-
0.75%	-	-	-	-	-	-	15	-
0.80%	567	53	-	4,018	128	72	83	2,046
0.85%	-	-	-	-	-	-	21	-
0.95%	-	394	1,378	-	-	380	8,999	-
1.05%	-	226	2,289	-	-	152	7,422	-
1.10%	-	23,659	202	-	5,288	597	45,829	-
1.15%	-	255,076	18,532	-	25,439	6,507	461,080	-
1.20%	-	1,580	-	-	33	48	3,036	-
1.25%	-	15,362	9,216	-	4,156	3,093	28,650	-
1.30%	109,525	30,152	77	1,136,034	13,228	3,063	87,618	819,306
1.35%	-	58,671	-	-	13,779	1,978	106,409	-
1.40%	49,966	38,831	1,355	706,185	6,369	3,528	68,299	412,958
1.45%	-	45,272	14,474	-	7,847	4,436	83,422	-
1.50%	-	40,513	2,533	-	3,498	2,913	80,769	-
1.55%	-	260,250	19,743	-	31,777	10,997	423,529	-
1.60%	-	9,651	2,624	-	1,806	2,876	16,956	-
1.65%	-	72,455	9,193	-	10,359	6,561	151,259	-
1.70%	-	32,533	3,660	-	2,740	2,424	59,369	-
1.75%	-	651,204	4,969	-	27,977	10,267	1,137,184	-
1.80%	-	73,416	10,132	-	7,296	2,739	125,720	-
1.85%	-	24,395	4,529	-	2,838	1,499	45,548	-
1.90%	-	6,561	2,183	-	538	1,769	19,061	-
1.95%	-	88,956	2,238	-	6,864	5,748	145,093	-
2.00%	-	206,704	861	-	6,723	3,786	374,015	-
2.05%	-	22,294	2,616	-	2,915	2,505	50,751	-
2.10%	-	43,815	532	-	834	1,379	69,908	-
2.15%	-	165,648	1,016	-	11,277	2,115	287,210	-
2.20%	-	42,970	2,321	-	1,408	1,701	82,381	-
2.25%	-	48,189	746	-	1,891	274	109,855	-
2.30%	-	10,131	966	-	1,358	740	19,882	-
2.35%	-	391,193	41	-	6,521	1,655	806,438	-
2.40%	-	42,966	116	-	948	355	83,644	-
2.45%	-	19,122	348	-	1,400	24	39,205	-
2.50%	-	1,654	171	-	313	131	5,004	-
2.55%	-	30,638	-	-	633	45	64,535	-
2.60%	-	18,298	-	-	300	-	39,453	-
2.65%	-	1,002	-	-	-	-	1,939	-
2.70%	-	8,081	-	-	1	-	15,921	-
2.75%	-	3,213	-	-	-	-	4,988	-
2.80%	-	767	54	-	-	28	1,761	-
2.85%	-	249	-	-	-	-	515	-
2.90%	-	2,701	-	-	-	-	4,855	-
2.95%	-	397	-	-	24	-	662	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	230	-	-	-	-	387	-
3.10%	-	558	-	-	-	-	746	-
3.15%	-	-	-	-	-	-	-	-
3.20%	-	49	-	-	-	-	65	-
3.25%	-	78	-	-	-	-	189	-

Totals	$160,058	2,790,157	119,115	1,846,237	208,506	86,385	5,169,680	1,234,310

(Continued)

115

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	OVCAFS	OVGR	OVB	OVGS3	OVGS4	OVGS	OVGSS	OVHI3

0.65%	$-	-	-	-	-	-	-	-
0.75%	-	-	-	-	-	-	-	-
0.80%	-	1,672	1,598	1,175	-	1,605	-	80
0.85%	-	-	-	-	-	-	-	-
0.95%	917	-	-	-	9,637	-	7	-
1.05%	934	-	-	-	7,693	-	224	-
1.10%	2,660	-	-	-	7,627	-	516	-
1.15%	125,403	-	-	-	235,897	-	34,323	-
1.20%	1,710	-	-	-	1,702	-	769	-
1.25%	39,753	-	-	-	51,608	-	37,264	-
1.30%	755	670,204	681,987	919,698	1,434	1,567,890	2,878	3,684
1.35%	25,371	-	-	-	104,796	-	-	-
1.40%	9,476	218,027	436,266	213,237	23,227	891,447	3,975	4,884
1.45%	49,955	-	-	-	79,487	-	14,919	-
1.50%	29,545	-	-	-	42,169	-	9,394	-
1.55%	117,742	-	-	-	168,345	-	34,690	-
1.60%	12,023	-	-	-	14,453	-	2,415	-
1.65%	59,218	-	-	-	88,994	-	18,955	-
1.70%	13,294	-	-	-	12,964	-	4,234	-
1.75%	82,835	-	-	-	112,977	-	7,366	-
1.80%	66,097	-	-	-	62,805	-	25,015	-
1.85%	21,648	-	-	-	23,715	-	7,568	-
1.90%	8,029	-	-	-	4,993	-	3,462	-
1.95%	17,757	-	-	-	20,361	-	1,618	-
2.00%	33,541	-	-	-	34,006	-	1,051	-
2.05%	32,062	-	-	-	7,152	-	2,958	-
2.10%	14,983	-	-	-	21,002	-	4,350	-
2.15%	24,990	-	-	-	11,329	-	1,526	-
2.20%	13,568	-	-	-	20,941	-	-	-
2.25%	14,826	-	-	-	2,351	-	152	-
2.30%	4,599	-	-	-	4,301	-	259	-
2.35%	16,694	-	-	-	2,198	-	-	-
2.40%	6,633	-	-	-	3,254	-	-	-
2.45%	3,597	-	-	-	170	-	-	-
2.50%	4,017	-	-	-	199	-	-	-
2.55%	1,826	-	-	-	-	-	-	-
2.60%	1,188	-	-	-	20	-	-	-
2.65%	40	-	-	-	352	-	-	-
2.70%	129	-	-	-	137	-	-	-
2.75%	-	-	-	-	-	-	-	-
2.80%	14	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-
2.90%	232	-	-	-	-	-	-	-
2.95%	48	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.20%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-

Totals	$858,109	889,903	1,119,851	1,134,110	1,182,296	2,460,942	219,888	8,648

(Continued)

116

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	OVHI4	OVHI	OVHIS	OVSC	OVSCS	OVGI	OVGIS	OVAG

0.65%	$-	-	-	-	27	-	78	-
0.75%	-	-	-	-	188	-	578	-
0.80%	-	58	-	168	-	189	-	569
0.85%	-	-	-	-	125	-	477	-
0.95%	361	-	2,289	-	1,598	-	1,207	-
1.05%	499	-	2,068	-	2,644	-	1,171	-
1.10%	97	-	770	-	24,592	-	54,419	-
1.15%	22,020	-	33,697	-	280,820	-	586,872	-
1.20%	-	-	871	-	1,773	-	4,459	-
1.25%	4,036	-	12,393	-	24,853	-	55,076	-
1.30%	-	3,448	-	40,263	2,878	210,145	7,214	135,480
1.35%	7,169	-	10,465	-	78,206	-	139,556	-
1.40%	9,427	829	8,020	10,846	29,830	56,073	67,888	26,305
1.45%	13,816	-	14,192	-	60,221	-	113,304	-
1.50%	4,727	-	6,175	-	52,939	-	115,432	-
1.55%	32,840	-	49,536	-	294,354	-	587,805	-
1.60%	1,248	-	4,018	-	17,313	-	27,125	-
1.65%	10,034	-	17,512	-	86,229	-	199,310	-
1.70%	637	-	6,463	-	38,984	-	96,511	-
1.75%	24,099	-	16,093	-	621,359	-	1,431,036	-
1.80%	11,018	-	31,685	-	102,670	-	208,148	-
1.85%	2,567	-	6,738	-	26,391	-	67,832	-
1.90%	1,590	-	2,560	-	9,840	-	22,209	-
1.95%	954	-	1,585	-	84,827	-	190,506	-
2.00%	8,212	-	12,375	-	188,808	-	486,403	-
2.05%	385	-	3,386	-	22,851	-	71,350	-
2.10%	762	-	7,168	-	55,920	-	94,499	-
2.15%	987	-	1,325	-	161,275	-	383,616	-
2.20%	1,428	-	5,686	-	39,596	-	98,871	-
2.25%	385	-	807	-	40,837	-	143,969	-
2.30%	141	-	111	-	9,124	-	20,829	-
2.35%	189	-	532	-	363,559	-	1,022,501	-
2.40%	944	-	-	-	39,568	-	99,891	-
2.45%	470	-	756	-	17,505	-	52,738	-
2.50%	-	-	-	-	1,798	-	4,940	-
2.55%	526	-	-	-	30,476	-	79,792	-
2.60%	-	-	-	-	16,551	-	51,760	-
2.65%	500	-	-	-	1,174	-	2,523	-
2.70%	285	-	123	-	7,545	-	21,533	-
2.75%	1,990	-	-	-	2,220	-	6,752	-
2.80%	2,263	-	-	-	1,008	-	2,529	-
2.85%	-	-	-	-	291	-	1,392	-
2.90%	-	-	-	-	2,373	-	5,963	-
2.95%	-	-	-	-	308	-	822	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	215	-	514	-
3.10%	-	-	-	-	455	-	899	-
3.15%	-	-	-	-	-	-	-	-
3.20%	-	-	-	-	39	-	78	-
3.25%	-	-	-	-	89	-	281	-

Totals	$166,606	4,335	259,399	51,277	2,846,246	266,407	6,632,658	162,354

(Continued)

117

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	PISVP1	PVGIB	PVTIGB	PVTVB	TRBCG2	TREI2	TRLT2	DSRG

0.65%	$-	-	-	-	41	-	-	-
0.75%	-	-	-	-	381	-	-	-
0.80%	-	-	-	-	301	460	296	2,234
0.85%	-	-	-	-	211	-	-	-
0.95%	4,909	-	-	-	538	950	348	-
1.05%	4,481	138	-	-	434	1,760	1,343	-
1.10%	-	481	-	-	26,981	7,919	5,584	-
1.15%	-	11,291	2,482	3,021	316,943	118,816	76,273	-
1.20%	-	-	-	-	1,825	982	588	-
1.25%	-	2,647	1,041	3,254	16,962	12,323	6,874	-
1.30%	-	-	-	-	57,300	94,660	36,133	576,367
1.35%	-	1,759	-	427	70,288	47,284	12,705	-
1.40%	-	323	1,236	86	58,362	46,512	18,282	172,045
1.45%	-	2,245	876	1,050	63,348	51,742	30,729	-
1.50%	-	2,587	1,865	852	53,544	31,193	15,227	-
1.55%	-	13,398	2,563	3,645	326,738	159,462	47,362	-
1.60%	-	1,398	60	220	13,631	9,485	5,059	-
1.65%	-	13,013	1,478	3,166	82,680	45,159	24,615	-
1.70%	-	1,422	902	527	48,358	16,099	13,955	-
1.75%	-	4,813	742	1,010	719,542	205,360	102,529	-
1.80%	-	4,131	1,951	1,022	89,980	45,516	17,010	-
1.85%	-	2,063	626	1,013	35,899	19,796	18,682	-
1.90%	-	712	-	191	8,833	2,297	3,298	-
1.95%	-	1,016	-	260	95,740	23,234	10,807	-
2.00%	-	2,922	185	1,741	224,244	31,668	27,374	-
2.05%	-	4,333	642	2,659	28,367	7,283	120,803	-
2.10%	-	2,361	89	123	52,703	27,172	19,063	-
2.15%	-	3,180	-	319	205,937	37,028	19,421	-
2.20%	-	387	-	198	52,935	23,573	17,193	-
2.25%	-	3,144	-	1,251	60,074	16,335	20,687	-
2.30%	-	447	-	755	12,311	4,513	1,706	-
2.35%	-	893	-	782	416,090	29,271	37,215	-
2.40%	-	359	419	43	54,088	1,982	4,439	-
2.45%	-	243	-	288	23,221	2,625	3,778	-
2.50%	-	578	-	429	2,970	1,577	236	-
2.55%	-	-	-	41	34,338	527	1,339	-
2.60%	-	391	-	407	19,049	2,612	7,127	-
2.65%	-	-	-	-	1,163	752	85	-
2.70%	-	-	-	201	9,416	893	244	-
2.75%	-	-	-	-	3,193	-	2,495	-
2.80%	-	96	-	66	1,236	2,512	659	-
2.85%	-	-	-	-	383	-	-	-
2.90%	-	-	-	-	2,831	5	1,503	-
2.95%	-	-	-	-	440	81	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	282	-	-	-
3.10%	-	-	-	-	583	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.20%	-	-	-	-	50	-	-	-
3.25%	-	-	-	-	105	-	-	-

Totals	$9,390	82,771	17,157	29,047	3,294,869	1,131,418	733,066	750,646

(Continued)

118

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	VWBFR	VWBF	VWEMR	VWEM	VWHAR	VWHA	MSVFI	MSVF2

0.65%	$-	-	-	-	-	-	-	59
0.75%	-	-	-	-	-	-	-	459
0.80%	329	65	1,502	1,318	2,647	3,703	1	-
0.85%	-	-	-	-	-	-	-	414
0.95%	-	-	-	-	-	-	-	4,289
1.05%	-	-	-	-	-	-	-	3,259
1.10%	-	-	-	-	-	-	-	39,583
1.15%	-	-	-	-	-	-	-	364,805
1.20%	-	-	-	-	-	-	-	3,282
1.25%	-	-	-	-	-	-	-	30,108
1.30%	78,348	161,893	213,639	262,962	411,715	476,257	34,898	5,353
1.35%	-	-	-	-	-	-	-	85,146
1.40%	43,863	70,042	61,107	115,881	149,770	171,095	11,769	45,062
1.45%	-	-	-	-	-	-	-	73,081
1.50%	-	-	-	-	-	-	-	90,548
1.55%	-	-	-	-	-	-	-	337,446
1.60%	-	-	-	-	-	-	-	13,997
1.65%	-	-	-	-	-	-	-	119,519
1.70%	-	-	-	-	-	-	-	72,991
1.75%	-	-	-	-	-	-	-	944,013
1.80%	-	-	-	-	-	-	-	112,103
1.85%	-	-	-	-	-	-	-	42,614
1.90%	-	-	-	-	-	-	-	12,688
1.95%	-	-	-	-	-	-	-	122,180
2.00%	-	-	-	-	-	-	-	378,368
2.05%	-	-	-	-	-	-	-	46,187
2.10%	-	-	-	-	-	-	-	48,834
2.15%	-	-	-	-	-	-	-	247,557
2.20%	-	-	-	-	-	-	-	80,473
2.25%	-	-	-	-	-	-	-	148,867
2.30%	-	-	-	-	-	-	-	16,097
2.35%	-	-	-	-	-	-	-	948,184
2.40%	-	-	-	-	-	-	-	73,535
2.45%	-	-	-	-	-	-	-	45,648
2.50%	-	-	-	-	-	-	-	2,411
2.55%	-	-	-	-	-	-	-	69,241
2.60%	-	-	-	-	-	-	-	46,976
2.65%	-	-	-	-	-	-	-	1,573
2.70%	-	-	-	-	-	-	-	15,559
2.75%	-	-	-	-	-	-	-	6,780
2.80%	-	-	-	-	-	-	-	1,929
2.85%	-	-	-	-	-	-	-	670
2.90%	-	-	-	-	-	-	-	4,482
2.95%	-	-	-	-	-	-	-	445
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	949
3.10%	-	-	-	-	-	-	-	229
3.15%	-	-	-	-	-	-	-	-
3.20%	-	-	-	-	-	-	-	20
3.25%	-	-	-	-	-	-	-	297

Totals	$122,540	232,000	276,248	380,161	564,132	651,055	46,668	4,708,310

(Continued)

119

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	MSEM	MSEMB	MSVRE	MSVREB	VYDS	SVDF	WFVLCG	WFVMM

0.65%	$-	-	-	-	-	-	-	-
0.75%	-	-	-	-	-	-	-	-
0.80%	26	-	6,303	-	-	524	-	-
0.85%	-	-	-	-	-	-	-	-
0.95%	-	-	-	7,188	-	-	-	-
1.05%	-	-	-	1,961	-	-	-	-
1.10%	-	337	-	5,001	-	-	-	-
1.15%	-	4,361	-	201,407	1,228	-	-	71
1.20%	-	-	-	670	-	-	-	-
1.25%	-	2,766	-	37,339	4,381	-	-	-
1.30%	54,719	-	880,894	1,008	-	519,064	-	-
1.35%	-	-	-	54,004	1,422	-	-	-
1.40%	22,532	249	431,943	15,601	-	193,976	-	807
1.45%	-	2,556	-	53,430	-	-	-	-
1.50%	-	4,572	-	35,173	1,168	-	-	-
1.55%	-	3,036	-	209,199	52	-	-	-
1.60%	-	243	-	12,918	531	-	-	-
1.65%	-	612	-	65,373	318	-	-	-
1.70%	-	352	-	21,228	151	-	-	-
1.75%	-	712	-	94,027	47	-	82	-
1.80%	-	1,689	-	90,079	718	-	-	-
1.85%	-	424	-	23,913	347	-	-	-
1.90%	-	430	-	10,254	-	-	287	-
1.95%	-	159	-	19,403	493	-	-	-
2.00%	-	1	-	35,245	-	-	204	-
2.05%	-	540	-	13,101	-	-	-	-
2.10%	-	1,217	-	23,839	889	-	582	-
2.15%	-	592	-	9,680	-	-	-	-
2.20%	-	-	-	19,819	-	-	1,115	-
2.25%	-	-	-	2,677	-	-	-	-
2.30%	-	-	-	4,053	-	-	-	-
2.35%	-	-	-	850	-	-	-	-
2.40%	-	-	-	1,935	-	-	-	-
2.45%	-	-	-	7,169	-	-	-	-
2.50%	-	-	-	259	-	-	-	-
2.55%	-	-	-	1,254	-	-	-	-
2.60%	-	-	-	-	-	-	-	-
2.65%	-	-	-	271	-	-	-	-
2.70%	-	-	-	124	-	-	-	-
2.75%	-	-	-	121	-	-	-	-
2.80%	-	-	-	5,050	-	-	-	-
2.85%	-	-	-	-	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.20%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-

Totals	$77,277	24,848	1,319,140	1,084,623	11,745	713,564	2,270	878

(Continued)

120

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	SVOF	WFVSMV	WFVTRB

0.65%	$-	-	-
0.75%	-	-	-
0.80%	3,380	-	-
0.85%	-	-	-
0.95%	-	-	-
1.05%	-	-	-
1.10%	-	85	-
1.15%	-	-	266
1.20%	-	-	-
1.25%	-	2	-
1.30%	2,315,684	-	-
1.35%	-	-	-
1.40%	754,255	-	-
1.45%	-	-	-
1.50%	-	-	-
1.55%	-	-	-
1.60%	-	-	-
1.65%	-	-	-
1.70%	-	-	-
1.75%	-	-	-
1.80%	-	-	-
1.85%	-	-	-
1.90%	-	-	-
1.95%	-	-	-
2.00%	-	-	-
2.05%	-	-	-
2.10%	-	-	-
2.15%	-	-	-
2.20%	-	-	-
2.25%	-	-	-
2.30%	-	-	-
2.35%	-	-	-
2.40%	-	-	-
2.45%	-	-	-
2.50%	-	-	-
2.55%	-	-	-
2.60%	-	-	-
2.65%	-	-	-
2.70%	-	-	-
2.75%	-	-	-
2.80%	-	-	-
2.85%	-	-	-
2.90%	-	-	-
2.95%	-	-	-
3.00%	-	-	-
3.05%	-	-	-
3.10%	-	-	-
3.15%	-	-	-
3.20%	-	-	-
3.25%	-	-	-

Totals	$3,073,319	87	266

(Continued)

121

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

(3) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company. Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2008 and 2007, total transfers to the Account from the fixed account were $311,309,289 and $276,423,047, respectively, and total transfers from the Account to the fixed account were $314,743,184 and $100,675,280, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

For contracts with the Extra Value option, the Company contributed $15,745,223 and $27,519,597 to the Account in the form of bonus credits to the contract owner accounts for the years ended December 31, 2008 and 2007, respectively. These amounts are included in purchase payments received from contract owners and are credited at the time the related purchase payment from the contract owner is received.

For guaranteed minimum death benefits, the Company contributed $36,092,569 and $1,508,866 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2008 and 2007, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death.

For Purchase Payment Credits made to All American Gold, Achiever, Future Venue, Elite Venue and Choice Venue II contracts, the Company contributed $3,684,202 and $5,763,519 to the Account in the form of additional credit to the contract owner accounts for the years ended December 31, 2008 and 2007, respectively. These amounts are included in purchase payments received from contract owners and, as applicable, are applied to a contract when cumulative purchase payments reach certain aggregate levels.

(4) Fair Value Measurement

SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with SFAS 157, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes financial assets recorded at fair value as follows:

•
Level 1 – Unadjusted quoted prices accessible in active markets for identical assets at the measurement date. The assets utilizing Level 1 valuations represent investments in publicly-traded registered mutual funds with quoted market prices.

•
Level 2 – Unadjusted quoted prices for similar assets in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. The assets utilizing Level 2 valuations represent investments in privately-traded registered mutual funds only offered through insurance products.

(Continued)

122

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

•
Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. The Account invests only in funds with fair value measurements in the first two levels of the fair value hierarchy.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2008:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	0	$16,006,555,754	0	$16,006,555,754
Accounts Payable of $74,681 are measured at settlement value which approximates the fair value due to the short-term nature of such assets.

The Account did not have any assets or liabilities reported at fair value on a nonrecurring basis required to be disclosed under SFAS 157.

(Continued)

123

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

(5) Financial Highlights

The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values and contract owners’ equity outstanding for variable annuity contracts as of the end of the periods indicated, and contract expense rate, investment income ratio and total return for each period in the five-year period ended December 31, 2008. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented.

	Contract Expense Rate*		Units	Unit Fair Value		Contract Owners’ Equity	Investment Income Ratio**	Total Return***

AIM VIF - Basic Value Fund - Series II (AVBV2)
2008	0.80 to	2.95	2,569,381	$5.12 to	7.08	$21,201,989	0.47%	-52.29% to	-53.33%
2007	0.80 to	2.95	2,902,901	10.74 to	15.16	50,651,888	0.35%	0.55% to	-1.64%
2006	0.95 to	2.95	3,021,464	14.14 to	15.42	52,769,013	0.12%	11.87% to	9.62%
2005	0.95 to	2.95	3,126,816	12.64 to	14.06	49,174,442	0.00%	4.43% to	2.33%
2004	0.95 to	2.80	2,372,812	12.11 to	13.78	35,865,728	0.00%	9.79% to	7.74%
AIM VIF - Capital Appreciation Fund - Series II (AVCA2)
2008	0.80 to	2.95	804,764	6.25 to	8.20	7,651,910	0.00%	-43.09% to	-44.32%
2007	0.80 to	2.95	1,044,738	10.99 to	14.72	17,629,535	0.00%	10.83% to	8.42%
2006	0.80 to	2.95	936,992	9.91 to	13.58	14,402,186	0.00%	-0.88% to	2.94	%(a)
2005	0.95 to	2.95	783,186	12.18 to	13.19	11,580,313	0.00%	7.55% to	5.38%
2004	0.95 to	2.85	995,122	11.33 to	12.54	13,783,771	0.00%	5.32% to	3.30%
AIM VIF - Capital Development Fund - Series II (AVCD2)
2008	0.80 to	3.00	1,176,724	5.82 to	9.35	12,813,434	0.00%	-47.55% to	-48.72%
2007	0.80 to	3.00	1,288,902	11.09 to	18.24	27,002,291	0.00%	9.66% to	7.21%
2006	0.80 to	3.00	1,088,041	10.12 to	17.01	20,992,339	0.00%	1.15% to	12.78	%(a)
2005	0.95 to	3.00	938,234	13.62 to	15.09	15,894,114	0.00%	8.23% to	6.00%
2004	0.95 to	2.70	681,736	12.59 to	15.48	10,765,387	0.00%	14.17% to	12.16%
Alger American Balanced Portfolio - Class S (ALBS)
2008	0.95 to	1.45	18,716	9.29 to	9.04	173,104	0.00%	-32.55% to	-32.89%
2007	0.95 to	1.45	23,143	13.77 to	13.47	317,270	0.00%	13.39% to	12.82%
2006	0.95 to	1.45	19,445	12.14 to	11.94	235,534	0.81%	3.47% to	2.95%
2005	0.95 to	1.45	37,454	11.73 to	11.60	439,160	1.78%	7.13% to	6.59%
2004	0.95 to	1.45	11,877	10.95 to	10.88	129,991	1.97%	3.28% to	2.76%
Alger American Mid Cap Growth Portfolio - Class S (ALMCS)
2008	0.95 to	1.45	35,463	7.60 to	7.40	267,952	0.00%	-58.87% to	-59.08%
2007	0.95 to	1.80	52,160	18.48 to	17.80	958,371	0.00%	30.02% to	28.90%
2006	0.95 to	1.80	42,969	14.21 to	13.81	608,077	0.00%	8.84% to	7.91%
2005	0.95 to	1.80	31,739	13.06 to	12.80	413,029	0.00%	8.50% to	7.57%
2004	0.95 to	1.45	17,910	12.03 to	11.95	215,064	0.00%	11.69% to	11.13%
AllianceBernstein VPS - Growth and Income Portfolio - Class B (ALVGIB)
2008	0.95 to	2.80	891,778	8.92 to	8.95	9,367,499	1.77%	-41.26% to	-42.36%
2007	0.95 to	2.90	1,095,470	15.18 to	15.45	19,731,218	1.22%	3.86% to	1.80%
2006	0.95 to	2.90	1,318,088	14.62 to	15.18	23,041,761	1.14%	15.88% to	13.60%
2005	0.95 to	2.90	1,458,592	12.61 to	13.36	22,196,589	1.24%	3.60% to	1.57%
2004	0.95 to	2.90	1,632,039	12.17 to	13.15	24,059,143	0.88%	10.17% to	8.00%
AllianceBernstein VPS - Small-Mid Cap Value Portfolio - Class B (ALVSVB)
2008	0.80 to	2.80	934,857	6.22 to	11.08	11,843,636	0.28%	-37.79% to	-37.55	%(a)
2007	0.95 to	2.40	394,975	16.31 to	19.59	7,812,720	0.80%	0.56% to	-0.92%
2006	0.95 to	2.40	436,802	16.22 to	19.77	8,743,128	0.23%	13.12% to	11.47%
2005	0.95 to	2.40	472,597	14.34 to	17.73	8,416,951	0.55%	5.62% to	4.08%
2004	0.95 to	2.70	497,373	13.58 to	16.94	8,511,826	0.09%	17.94% to	15.86%
American Century VP - Balanced Fund - Class I (ACVB)
2008	0.80 to	1.40	2,314,333	16.32 to	17.59	43,388,355	2.68%	-20.97% to	-21.45%
2007	0.80 to	1.40	2,885,081	20.65 to	22.39	68,694,053	2.18%	4.09% to	3.46%
2006	0.80 to	1.40	3,544,356	19.84 to	21.64	81,354,666	1.99%	8.74% to	8.09%
2005	0.80 to	1.40	4,467,709	18.24 to	20.02	94,404,446	1.89%	4.10% to	3.47%
2004	0.80 to	1.40	5,476,571	17.53 to	19.35	111,421,119	1.68%	8.90% to	8.24%
American Century VP - Capital Appreciation Fund - Class I (ACVCA)
2008	0.80 to	1.40	2,882,462	11.93 to	14.27	70,456,060	0.00%	-46.62% to	-46.94%
2007	0.80 to	1.40	3,530,839	22.34 to	26.89	159,958,937	0.00%	44.63% to	43.75%
2006	0.80 to	1.40	3,982,752	15.45 to	18.71	124,686,439	0.00%	16.28% to	15.58%
2005	0.80 to	1.40	4,837,975	13.28 to	16.19	129,211,185	0.00%	21.09% to	20.36%
2004	0.80 to	1.40	5,652,516	10.97 to	13.45	124,449,595	0.00%	6.72% to	6.08%
(Continued)

124

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*		Units	Unit Fair Value		Contract Owners’ Equity	Investment Income Ratio**	Total Return***

American Century VP - Income & Growth Fund - Class I (ACVIG)
2008	0.80 to	1.40	1,902,498	$9.15 to	8.57	$16,446,480	2.09%	-35.11% to	-35.50%
2007	0.80 to	1.40	2,391,422	14.09 to	13.29	32,022,315	1.98%	-0.87% to	-1.47%
2006	0.80 to	1.40	2,937,946	14.22 to	13.49	39,889,470	1.85%	16.15% to	15.45%
2005	0.80 to	1.40	3,657,933	12.24 to	11.69	42,972,046	2.07%	3.80% to	3.17%
2004	0.80 to	1.40	4,654,910	11.79 to	11.33	52,942,168	1.40%	12.09% to	11.41%
American Century VP - Income & Growth Fund - Class II (ACVIG2)
2008	0.95 to	2.85	602,251	9.57 to	7.88	6,525,719	1.80%	-35.35% to	-36.67%
2007	0.95 to	2.85	727,674	14.80 to	12.45	12,216,196	1.71%	-1.38% to	-3.23%
2006	0.95 to	2.85	861,606	15.01 to	12.86	14,784,058	1.57%	15.71% to	13.54%
2005	0.95 to	2.85	974,803	12.97 to	11.33	14,596,589	1.77%	3.53% to	1.59%
2004	0.95 to	2.85	964,870	12.53 to	11.15	14,094,019	1.13%	11.50% to	9.46%
American Century VP - Inflation Protection Fund - Class II (ACVIP2)
2008	0.75 to	3.05	10,709,237	10.07 to	10.32	120,944,215	4.72%	-2.33% to	-4.59%
2007	0.80 to	3.05	6,820,642	11.89 to	10.81	79,613,998	4.31%	8.61% to	6.14%
2006	0.80 to	3.00	6,878,406	10.94 to	10.21	74,548,587	3.41%	0.78% to	-1.45%
2005	0.80 to	3.00	7,317,685	10.86 to	10.36	79,291,554	4.66%	0.75% to	-1.48%
2004	0.80 to	3.00	5,306,858	10.78 to	10.51	57,508,773	3.39%	4.96% to	2.64%
American Century VP - International Fund - Class I (ACVI)
2008	0.80 to	1.40	1,852,745	15.27 to	14.16	26,470,256	0.84%	-45.27% to	-45.60%
2007	0.80 to	1.40	2,292,787	27.90 to	26.02	60,157,680	0.72%	17.11% to	16.40%
2006	0.80 to	1.40	2,905,577	23.82 to	22.36	65,448,602	1.67%	24.03% to	23.28%
2005	0.80 to	1.40	3,664,642	19.21 to	18.13	66,905,080	1.18%	12.35% to	11.67%
2004	0.80 to	1.40	4,655,031	17.10 to	16.24	76,046,364	0.57%	14.00% to	13.32%
American Century VP - International Fund - Class II (ACVI2)
2008	0.95 to	2.15	128,519	11.38 to	12.17	1,624,402	0.67%	-45.42% to	-46.09%
2007	0.95 to	2.15	152,551	20.85 to	22.58	3,551,239	0.56%	16.79% to	15.37%
2006	0.95 to	2.15	167,745	17.86 to	19.57	3,361,447	1.45%	23.56% to	22.07%
2005	0.95 to	2.15	187,627	14.45 to	16.03	3,059,229	1.01%	12.03% to	10.68%
2004	0.95 to	2.15	218,350	12.90 to	14.48	3,195,978	0.49%	13.68% to	12.31%
American Century VP - International Fund - Class III (ACVI3)
2008	0.80 to	1.40	1,568,771	10.15 to	9.75	15,380,530	0.83%	-45.27% to	-45.60%
2007	0.80 to	1.40	1,893,113	18.55 to	17.92	34,085,680	0.70%	17.11% to	16.40%
2006	0.80 to	1.40	2,121,586	15.84 to	15.40	32,787,298	1.62%	24.03% to	23.28%
2005	0.80 to	1.40	2,307,236	12.77 to	12.49	28,896,626	1.13%	12.20% to	11.52%
2004	0.80 to	1.40	2,469,324	11.38 to	11.20	27,706,844	0.54%	14.16% to	13.47%
American Century VP - International Fund - Class IV (ACVI4)
2008	0.95 to	2.80	943,918	9.95 to	9.11	9,133,453	0.68%	-45.47% to	-46.50%
2007	0.95 to	2.80	1,081,252	18.24 to	17.03	19,305,697	0.42%	16.77% to	14.58%
2006	0.95 to	2.65	741,894	15.62 to	14.92	11,421,722	1.45%	23.68% to	21.57%
2005	0.95 to	2.65	771,337	12.63 to	12.27	9,654,221	0.89%	11.90% to	9.99%
2004	0.95 to	2.30	493,520	11.29 to	11.19	5,550,929	0.00%	12.89% to	11.87	%(a) (b)
American Century VP - Mid Cap Value Fund - Class I (ACVMV1)
2008	0.80 to	1.40	566,200	8.07 to	7.94	4,504,507	0.09%	-24.95% to	-25.41%
2007	0.80 to	1.40	544,568	10.75 to	10.64	5,803,553	0.95%	-3.09% to	-3.68%
2006	0.80 to	1.40	299,448	11.09 to	11.05	3,310,661	1.20%	10.94% to	10.50	%(a) (b)
American Century VP - Mid Cap Value Fund - Class II (ACVMV2)
2008	0.75 to	2.90	2,949,866	7.51 to	8.99	27,697,339	0.09%	-25.08% to	-26.70%
2007	1.10 to	2.90	2,191,006	12.88 to	12.26	27,830,212	0.66%	-3.50% to	-5.27%
2006	1.10 to	2.90	1,253,439	13.35 to	12.95	16,593,330	0.67%	18.91% to	16.75%
2005	1.15 to	2.90	483,218	11.22 to	11.09	5,404,126	1.28%	12.21% to	10.89	%(a) (b)
American Century VP - Ultra(R) Fund - Class I (ACVU1)
2008	0.80 to	1.40	259,464	7.37 to	7.08	1,847,004	0.00%	-41.95% to	-42.30%
2007	0.80 to	1.40	371,822	12.70 to	12.27	4,581,136	0.00%	20.04% to	19.31%
2006	0.80 to	1.40	423,522	10.58 to	10.28	4,369,846	0.00%	-4.05% to	-4.63%
2005	0.80 to	1.40	704,273	11.02 to	10.78	7,610,398	0.00%	1.35% to	0.74%
2004	0.80 to	1.40	671,844	10.88 to	10.70	7,201,616	0.00%	9.79% to	9.13%
American Century VP - Ultra(R) Fund - Class II (ACVU2)
2008	0.95 to	2.90	868,516	7.82 to	7.74	7,868,731	0.00%	-42.20% to	-43.34%
2007	0.95 to	2.90	1,079,627	13.53 to	13.65	17,056,680	0.00%	19.69% to	17.32%
2006	0.95 to	2.90	1,132,582	11.31 to	11.64	15,069,024	0.00%	-4.30% to	-6.18%
2005	0.95 to	2.90	1,111,532	11.82 to	12.40	15,585,166	0.00%	1.01% to	-0.97%
2004	0.95 to	2.85	833,172	11.70 to	12.54	11,612,690	0.00%	9.54% to	7.44%
(Continued)

125

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*		Units	Unit Fair Value		Contract Owners’ Equity	Investment Income Ratio**	Total Return***

American Century VP - Value Fund - Class I (ACVV)
2008	0.80 to	1.40	3,763,741	$17.94 to	16.68	$63,351,622	2.53%	-27.36% to	-27.80%
2007	0.80 to	1.40	4,831,480	24.70 to	23.10	112,542,386	1.78%	-5.90% to	-6.47%
2006	0.80 to	1.40	6,165,160	26.25 to	24.70	153,403,265	1.35%	17.71% to	17.00%
2005	0.80 to	1.40	7,260,905	22.30 to	21.11	154,247,554	0.93%	4.20% to	3.57%
2004	0.80 to	1.40	8,834,706	21.40 to	20.39	181,034,811	1.06%	13.42% to	12.73%
American Century VP - Value Fund - Class II (ACVV2)
2008	0.75 to	2.95	5,916,904	7.31 to	10.41	72,299,440	2.22%	-27.35% to	-28.97%
2007	0.95 to	2.95	5,881,576	14.49 to	14.65	99,951,941	1.51%	-6.21% to	-8.12%
2006	0.95 to	2.95	5,699,037	15.45 to	15.95	104,054,486	1.05%	17.34% to	14.98%
2005	0.95 to	2.95	4,664,738	13.16 to	13.87	73,014,202	0.59%	3.86% to	1.77%
2004	0.95 to	2.80	2,735,693	12.67 to	13.66	41,571,673	0.53%	13.09% to	10.98%
American Century VP - Vista(SM) Fund - Class I (ACVVS1)
2008	0.80 to	1.40	560,487	6.77 to	6.66	3,740,623	0.00%	-49.04% to	-49.34%
2007	0.80 to	1.40	951,361	13.28 to	13.14	12,519,496	0.00%	38.65% to	37.81%
2006	1.30 to	1.40	15,762	9.54 to	9.54	150,403	0.00%	-4.56% to	-4.63	%(a) (b)
American Century VP - Vista(SM) Fund - Class II (ACVVS2)
2008	0.95 to	2.80	1,499,857	6.31 to	8.04	12,523,097	0.00%	-49.20% to	-50.15%
2007	0.95 to	2.80	2,291,468	12.42 to	16.13	37,937,432	0.00%	24.25% to	35.61	%(a)
2006	1.10 to	2.90	242,388	12.25 to	11.88	2,936,912	0.00%	7.68% to	5.73%
2005	1.10 to	2.90	106,490	11.37 to	11.23	1,205,764	0.00%	13.72% to	12.35	%(a) (b)
American Funds IS - Growth Fund - Class 1 (AFGF)
2008	1.30		185,887	47.67		8,860,655	1.05%	-44.56%
2007	1.30		204,499	85.98		17,582,665	0.98%	11.17%
2006	1.30		243,531	77.34		18,835,011	0.92%	9.05%
2005	1.30		304,890	70.93		21,624,645	0.86%	14.99%
2004	1.30		328,214	61.68		20,244,087	0.35%	11.28%
American Funds IS - High Income Bond Fund - Class 1 (AFHY)
2008	1.30		42,363	30.60		1,296,441	5.45%	-24.74%
2007	1.30		35,586	40.66		1,446,977	10.75%	0.29%
2006	1.30		35,506	40.54		1,439,550	4.68%	9.45%
2005	1.30		51,290	37.04		1,899,949	5.71%	1.13%
2004	1.30		56,446	36.63		2,067,573	5.70%	8.40%
American Funds IS - U.S. Government/AAA-Rated Securities Fund - Class 1 (AFGC)
2008	1.30		48,345	31.42		1,519,125	3.08%	6.44%
2007	1.30		49,215	29.52		1,452,853	7.14%	5.43%
2006	1.30		62,699	28.00		1,755,517	3.68%	2.60%
2005	1.30		88,729	27.29		2,421,277	3.90%	1.37%
2004	1.30		91,982	26.92		2,476,082	4.87%	2.24%
Charles Schwab Money Market Portfolio (CHSMM)
2008	0.75 to	1.85	2,367,841	10.18 to	10.52	25,748,263	2.08%	1.35% to	0.23%
2007	0.95 to	1.85	2,030,093	10.92 to	10.50	22,118,985	4.51%	3.74% to	2.79%
2006	0.95 to	1.85	1,650,023	10.53 to	10.21	17,343,382	4.15%	3.61% to	2.67%
2005	0.95 to	1.90	1,114,003	10.16 to	9.94	11,301,111	3.00%	1.77% to	0.80%
2004	0.95 to	1.85	438,727	9.98 to	9.86	4,373,727	0.96%	-0.06% to	-0.96%
Credit Suisse Trust - Global Small Cap Portfolio (WVCP)
2008	0.80 to	1.40	184,626	8.13 to	7.56	1,407,276	1.73%	-47.18% to	-47.50%
2007	0.80 to	1.40	219,613	15.39 to	14.39	3,186,083	0.00%	-4.73% to	-5.31%
2006	0.80 to	1.40	285,608	16.15 to	15.20	4,372,655	0.00%	12.30% to	11.62%
2005	0.80 to	1.40	377,164	14.38 to	13.62	5,168,448	0.00%	15.22% to	14.52%
2004	0.80 to	1.40	509,005	12.48 to	11.89	6,084,949	0.00%	17.05% to	16.34%
Credit Suisse Trust - International Focus Portfolio (WIEP)
2008	0.80 to	1.40	1,761,884	10.95 to	10.40	18,463,105	1.68%	-41.51% to	-41.86%
2007	0.80 to	1.40	2,123,568	18.72 to	17.89	38,252,943	1.05%	15.66% to	14.96%
2006	0.80 to	1.40	2,629,775	16.18 to	15.57	41,181,190	0.99%	17.71% to	17.00%
2005	0.80 to	1.40	3,268,498	13.75 to	13.30	43,719,660	0.84%	16.50% to	15.80%
2004	0.80 to	1.40	4,168,927	11.80 to	11.49	48,123,003	0.93%	13.82% to	13.14%
Credit Suisse Trust - Small Cap Core I Portfolio (WSCP)
2008	0.80 to	1.40	2,973,366	10.80 to	11.11	33,357,355	0.08%	-35.12% to	-35.52%
2007	0.80 to	1.40	3,619,869	16.65 to	17.24	62,919,860	0.00%	-1.63% to	-2.23%
2006	0.80 to	1.40	4,550,318	16.92 to	17.63	80,816,137	0.00%	3.93% to	3.30%
2005	0.80 to	1.40	5,728,799	16.28 to	17.07	98,399,267	0.00%	-3.46% to	-4.04%
2004	0.80 to	1.40	7,254,068	16.86 to	17.78	129,733,218	0.00%	9.98% to	9.32%
(Continued)

126

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*		Units	Unit Fair Value		Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Dreyfus IP - Small Cap S tock Index Portfolio - Service Class (DVSCS)
2008	0.80 to	2.80	2,849,922	$10.29 to	11.82	$34,819,726	0.81%	-31.47% to	-32.85%
2007	0.80 to	2.70	2,789,752	15.01 to	19.17	49,316,620	0.40%	-1.45% to	-3.35%
2006	0.80 to	2.50	3,003,653	15.23 to	20.00	53,124,303	0.42%	13.50% to	11.56%
2005	0.80 to	2.50	3,454,461	13.42 to	17.92	52,798,571	0.00%	6.38% to	4.56%
2004	0.80 to	2.70	3,662,793	12.62 to	17.08	50,846,240	0.46%	20.91% to	18.60%
Dreyfus Stock Index Fund, Inc. - Initial Class (DSIF)
2008	0.80 to	1.40	11,829,308	16.87 to	19.97	239,007,065	2.04%	-37.64% to	-38.02%
2007	0.80 to	1.40	14,260,866	27.05 to	32.22	464,467,374	1.71%	4.41% to	3.77%
2006	0.80 to	1.40	17,471,027	25.91 to	31.05	547,761,774	1.59%	14.58% to	13.89%
2005	0.80 to	1.40	21,479,216	22.61 to	27.26	590,648,682	1.54%	3.86% to	3.23%
2004	0.80 to	1.40	27,047,637	21.77 to	26.41	719,718,796	1.71%	9.76% to	9.09%
Dreyfus Stock Index Fund, Inc. - Service Class (DSIFS)
2008	0.95 to	2.85	6,903,789	9.20 to	9.08	73,597,957	1.77%	-37.92% to	-39.11%
2007	0.95 to	2.90	7,232,672	14.82 to	14.87	124,891,794	1.53%	3.99% to	1.93%
2006	0.95 to	2.90	7,034,417	14.25 to	14.59	117,546,992	1.41%	14.11% to	11.87%
2005	0.95 to	3.00	6,341,787	12.49 to	13.00	93,210,382	1.41%	3.44% to	1.31%
2004	0.95 to	3.00	5,049,202	12.07 to	12.84	72,127,749	1.74%	9.30% to	7.04%
Dreyfus VIF - Appreciation Portfolio - Initial Class (DCAP)
2008	0.80 to	1.40	2,251,894	11.90 to	11.10	25,206,414	2.03%	-30.12% to	-30.54%
2007	0.80 to	1.40	2,667,862	17.02 to	15.98	42,947,989	1.61%	6.27% to	5.62%
2006	0.80 to	1.40	3,227,567	16.02 to	15.12	49,149,665	1.58%	15.55% to	14.85%
2005	0.80 to	1.40	4,029,605	13.86 to	13.17	53,378,443	0.02%	3.55% to	2.92%
2004	0.80 to	1.40	4,990,800	13.39 to	12.79	64,177,831	1.53%	4.21% to	3.58%
Dreyfus VIF - Appreciation Portfolio - Service Class (DCAPS)
2008	0.75 to	3.00	1,678,407	7.12 to	9.45	18,482,018	1.65%	-30.25% to	-31.83%
2007	0.95 to	3.00	1,388,567	14.34 to	13.87	22,154,594	1.41%	5.83% to	3.63%
2006	0.95 to	3.00	1,641,093	13.55 to	13.38	24,926,948	1.35%	15.11% to	12.73%
2005	0.95 to	3.00	1,814,647	11.77 to	11.87	24,136,811	0.00%	3.13% to	1.00%
2004	0.95 to	2.85	1,357,385	11.42 to	11.78	17,648,287	2.09%	3.80% to	1.81%
Dreyfus VIF - Developing Leaders Portfolio - Service Class (DVDLS)
2008	0.95 to	2.40	145,489	6.85 to	8.11	1,231,064	0.56%	-38.36% to	-39.27%
2007	0.95 to	2.40	189,656	11.12 to	13.35	2,613,330	0.53%	-12.13% to	-13.42%
2006	0.95 to	2.40	278,075	12.65 to	15.42	4,374,516	0.17%	2.54% to	1.04%
2005	0.95 to	2.40	339,465	12.34 to	15.26	5,241,910	0.00%	4.56% to	3.03%
2004	0.95 to	2.40	327,297	11.80 to	14.81	4,907,676	0.00%	9.99% to	8.38%
Dreyfus VIF - Growth and Income Portfolio - Initial Class (DGI)
2008	0.80 to	1.40	1,549,201	9.69 to	9.01	14,086,099	0.63%	-40.89% to	-41.25%
2007	0.80 to	1.40	1,896,207	16.40 to	15.34	29,317,204	0.75%	7.57% to	6.92%
2006	0.80 to	1.40	2,372,008	15.25 to	14.35	34,268,064	0.76%	13.60% to	12.91%
2005	0.80 to	1.40	2,832,165	13.42 to	12.71	36,194,164	1.29%	2.53% to	1.91%
2004	0.80 to	1.40	3,540,729	13.09 to	12.47	44,355,941	1.18%	6.61% to	5.96%
Federated IS - American Leaders Fund II - Service Class (FALFS)
2008	0.95 to	2.75	95,239	8.54 to	8.54	900,294	1.53%	-34.59% to	-35.78%
2007	0.95 to	2.75	123,768	13.06 to	13.30	1,796,271	1.29%	-10.72% to	-12.36%
2006	0.95 to	2.75	147,270	14.63 to	15.17	2,411,405	1.22%	15.38% to	13.29%
2005	0.95 to	2.75	177,529	12.68 to	13.39	2,536,537	1.27%	3.78% to	1.90%
2004	1.15 to	2.75	191,712	14.45 to	13.14	2,665,097	1.22%	8.24% to	6.49%
Federated IS - Capital Appreciation Fund II - Service Class (FCA2S)
2008	0.95 to	2.55	173,986	10.15 to	10.97	1,971,709	0.02%	-30.34% to	-31.46%
2007	0.95 to	3.15	192,944	14.57 to	14.35	3,164,519	0.55%	8.59% to	6.17%
2006	0.95 to	3.15	212,094	13.42 to	13.52	3,225,966	0.53%	14.69% to	12.15%
2005	1.05 to	3.15	236,710	11.67 to	12.06	3,170,136	0.84%	0.63% to	-1.50%
2004	1.05 to	3.15	262,174	11.60 to	12.24	3,512,976	0.53%	5.99% to	3.74%
Federated IS - Market Opportunity Fund II - Service Class (FVMOS)
2008	0.80 to	2.80	918,459	9.94 to	9.41	8,951,034	1.07%	-1.66% to	-3.64%
2007	0.80 to	2.35	295,662	10.10 to	9.84	2,944,941	1.37%	-2.28% to	-3.81%
2006	1.15 to	2.30	326,855	10.32 to	10.24	3,358,443	0.00%	3.16% to	2.37	%(a) (b)
Federated IS - Quality Bond Fund II - Primary Class (FQB)
2008	0.80 to	1.40	1,061,286	11.42 to	10.97	11,701,500	5.61%	-8.03% to	-8.59%
2007	0.80 to	1.40	1,330,368	12.42 to	12.00	16,034,879	4.53%	4.54% to	3.90%
2006	0.80 to	1.40	1,361,037	11.88 to	11.55	15,768,662	4.34%	3.32% to	2.70%
2005	0.80 to	1.40	1,866,157	11.50 to	11.25	21,031,569	3.80%	0.49% to	-0.12%
2004	0.80 to	1.40	2,208,926	11.44 to	11.26	24,906,332	4.23%	2.79% to	2.17%
(Continued)

127

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*		Units	Unit Fair Value		Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Federated IS - Quality Bond Fund II - Service Class (FQBS)
2008	0.95 to	2.95	4,844,381	$10.31 to	9.04	$48,257,499	4.88%	-8.43% to	-10.28%
2007	0.95 to	2.95	5,168,222	11.26 to	10.07	56,663,144	4.31%	4.14% to	2.02%
2006	0.95 to	2.95	4,875,943	10.81 to	9.88	51,727,060	3.80%	2.94% to	0.86%
2005	0.95 to	2.95	4,648,453	10.51 to	9.79	48,245,065	3.29%	0.03% to	-1.98%
2004	0.95 to	2.85	3,548,586	10.50 to	10.78	37,072,244	3.23%	2.34% to	0.39%
Fidelity(R) VIP - Equity-Income Portfolio - Initial Class (FEIP)
2008	0.80 to	1.40	13,248,157	15.48 to	19.11	363,508,408	2.28%	-43.11% to	-43.46%
2007	0.80 to	1.40	16,421,321	27.21 to	33.80	788,830,764	1.74%	0.71% to	0.10%
2006	0.80 to	1.40	19,837,866	27.02 to	33.76	941,295,561	3.26%	19.23% to	18.52%
2005	0.80 to	1.40	24,111,620	22.66 to	28.49	951,276,572	1.68%	5.02% to	4.39%
2004	0.80 to	1.40	29,628,395	21.58 to	27.29	1,103,365,925	1.58%	10.64% to	9.97%
Fidelity(R) VIP - Equity-Income Portfolio - Service Class 2 (FEI2)
2008	0.95 to	2.95	9,142,932	5.37 to	8.75	93,902,730	2.22%	-43.36% to	-44.50%
2007	0.95 to	2.95	9,650,205	9.48 to	15.76	176,168,699	1.71%	-5.21% to	-1.73	%(a)
2006	1.10 to	2.95	9,285,688	18.74 to	16.04	170,040,794	2.92%	18.61% to	16.40%
2005	1.10 to	2.95	8,101,371	15.80 to	13.78	125,643,989	1.28%	4.41% to	2.47%
2004	1.10 to	2.95	6,134,314	15.13 to	13.45	91,285,573	0.82%	10.01% to	7.95%
Fidelity(R) VIP - Growth Portfolio - Initial Class (FGP)
2008	0.80 to	1.40	10,315,116	12.59 to	16.23	326,253,847	0.76%	-47.59% to	-47.91%
2007	0.80 to	1.40	12,473,199	24.02 to	31.16	745,751,636	0.84%	25.94% to	25.18%
2006	0.80 to	1.40	15,379,782	19.07 to	24.89	723,221,795	0.41%	6.00% to	5.36%
2005	0.80 to	1.40	19,493,494	17.99 to	23.63	851,535,193	0.51%	4.95% to	4.32%
2004	0.80 to	1.40	24,907,685	17.14 to	22.65	1,021,303,176	0.28%	2.55% to	1.93%
Fidelity(R) VIP - Growth Portfolio - Service Class 2 (FG2)
2008	0.85 to	3.00	3,750,535	5.40 to	8.19	36,441,386	0.53%	-47.76% to	-48.89%
2007	0.95 to	3.00	4,763,730	11.90 to	16.02	89,331,698	0.32%	19.02% to	22.84	%(a)
2006	1.10 to	3.00	3,396,781	15.59 to	13.04	51,229,656	0.16%	5.40% to	3.38%
2005	1.10 to	3.00	3,421,593	14.79 to	12.61	49,127,180	0.25%	4.35% to	2.35%
2004	1.10 to	2.85	3,015,154	14.17 to	12.36	41,622,162	0.09%	1.99% to	0.18%
Fidelity(R) VIP - High Income Portfolio - Initial Class (FHIP)
2008	0.80 to	1.40	3,333,874	11.05 to	11.77	56,114,072	7.80%	-25.59% to	-26.04%
2007	0.80 to	1.40	4,420,785	14.84 to	15.91	100,020,943	6.64%	1.96% to	1.34%
2006	0.80 to	1.40	7,076,863	14.56 to	15.70	153,544,649	7.13%	10.35% to	9.68%
2005	0.80 to	1.40	8,818,397	13.19 to	14.31	171,137,153	14.50%	1.88% to	1.27%
2004	0.80 to	1.40	12,101,014	12.95 to	14.13	228,193,033	8.17%	8.72% to	8.06%
Fidelity(R) VIP - High Income Portfolio - Initial Class R (FHIPR)
2008	0.80 to	1.40	1,960,090	7.33 to	7.26	14,240,462	8.85%	-25.48% to	-25.94%
2007	0.80 to	1.40	1,244,598	9.84 to	9.80	12,199,909	16.76%	-1.62% to	-2.02	%(a) (b)
Fidelity(R) VIP - Overseas Portfolio - Initial Class (FOP)
2008	0.80 to	1.40	3,742,007	14.72 to	14.79	68,743,113	2.41%	-44.26% to	-44.59%
2007	0.80 to	1.40	4,559,645	26.41 to	26.69	150,451,052	3.32%	16.37% to	15.66%
2006	0.80 to	1.40	5,556,872	22.70 to	23.07	158,028,879	0.90%	17.14% to	16.43%
2005	0.80 to	1.40	6,764,235	19.38 to	19.82	164,441,055	0.66%	18.10% to	17.38%
2004	0.80 to	1.40	8,332,810	16.41 to	16.88	172,049,779	1.18%	12.73% to	12.05%
Fidelity(R) VIP - Overseas Portfolio - Initial Class R (FOPR)
2008	0.80 to	1.40	3,203,770	11.16 to	10.72	34,538,550	2.39%	-44.26% to	-44.60%
2007	0.80 to	1.40	3,885,215	20.03 to	19.35	75,531,894	3.35%	16.41% to	15.70%
2006	0.80 to	1.40	4,321,249	17.20 to	16.72	72,538,615	0.89%	17.08% to	16.37%
2005	0.80 to	1.40	4,309,892	14.69 to	14.37	62,111,628	0.64%	18.16% to	17.45%
2004	0.80 to	1.40	4,483,379	12.44 to	12.24	54,961,518	1.04%	12.68% to	12.00%
Fidelity(R) VIP - Overseas Portfolio - Service Class 2 (FO2)
2008	1.10 to	2.30	286,835	14.61 to	13.60	4,029,619	2.20%	-44.58% to	-45.25%
2007	1.10 to	2.30	341,789	26.35 to	24.83	8,701,501	2.94%	15.76% to	14.35%
2006	1.10 to	2.30	395,811	22.77 to	21.72	8,723,911	0.71%	16.48% to	15.07%
2005	1.10 to	2.30	445,790	19.55 to	18.87	8,474,142	0.53%	17.48% to	16.06%
2004	1.10 to	2.35	579,313	16.64 to	16.25	9,439,417	1.00%	12.07% to	10.65%
Fidelity(R) VIP - Overseas Portfolio - Service Class 2 R (FO2R)
2008	0.95 to	2.85	3,739,265	5.90 to	8.93	35,540,446	2.29%	-44.48% to	-45.55%
2007	0.95 to	2.80	4,158,503	10.63 to	16.43	71,506,434	3.02%	6.30% to	13.77	%(a)
2006	1.10 to	2.65	3,262,947	15.12 to	14.50	48,966,115	0.68%	16.52% to	14.70%
2005	1.10 to	2.75	2,671,311	12.98 to	12.62	34,592,870	0.39%	17.44% to	15.49%
2004	1.10 to	2.75	1,455,683	11.05 to	10.93	16,113,454	0.00%	10.51% to	9.29	%(a) (b)
(Continued)

128

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*		Units	Unit Fair Value		Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Fidelity(R) VIP II - Asset Manager Portfolio - Initial Class (FAMP)
2008	0.80 to	1.40	6,966,315	$16.13 to	15.62	$160,712,631	2.43%	-29.29% to	-29.72%
2007	0.80 to	1.40	8,375,163	22.81 to	22.23	272,815,879	6.05%	14.58% to	13.88%
2006	0.80 to	1.40	10,118,900	19.91 to	19.52	286,791,929	2.82%	6.46% to	5.82%
2005	0.80 to	1.40	12,409,816	18.70 to	18.45	329,413,384	2.78%	3.21% to	2.59%
2004	0.80 to	1.40	15,144,673	18.12 to	17.98	387,934,534	2.80%	4.63% to	3.99%
Fidelity(R) VIP II - Contrafund(R) Portfolio - Initial Class (FCP)
2008	0.80 to	1.40	15,111,468	21.76 to	21.80	332,663,039	0.91%	-42.97% to	-43.32%
2007	0.80 to	1.40	18,212,023	38.16 to	38.47	706,656,295	0.90%	16.65% to	15.94%
2006	0.80 to	1.40	21,578,263	32.72 to	33.18	721,451,899	1.27%	10.83% to	10.16%
2005	0.80 to	1.40	24,802,463	29.52 to	30.12	752,002,828	0.29%	16.00% to	15.31%
2004	0.80 to	1.40	27,634,632	25.45 to	26.12	725,941,419	0.34%	14.55% to	13.86%
Fidelity(R) VIP II - Contrafund(R) Portfolio - Service Class 2 (FC2)
2008	0.95 to	3.10	16,338,369	6.29 to	10.54	201,905,123	0.73%	-43.24% to	-44.47%
2007	0.95 to	3.10	18,440,700	11.09 to	18.97	404,049,775	0.79%	10.88% to	13.65	%(a)
2006	1.10 to	3.10	16,826,492	19.42 to	16.70	319,679,085	1.04%	10.21% to	7.99%
2005	1.10 to	3.10	13,262,039	17.62 to	15.46	229,643,763	0.09%	15.37% to	13.04%
2004	1.10 to	3.10	7,550,491	15.28 to	13.68	113,908,694	0.10%	13.89% to	11.59%
Fidelity(R) VIP II - Investment Grade Bond Portfolio - Service Class (FIGBS)
2008	0.80 to	1.40	1,760,865	10.92 to	10.55	18,661,455	4.21%	-4.12% to	-4.70%
2007	0.80 to	1.40	1,827,483	11.39 to	11.07	20,308,029	3.93%	3.37% to	2.74%
2006	0.80 to	1.40	1,663,367	11.02 to	10.78	17,973,250	3.75%	3.47% to	2.84%
2005	0.80 to	1.40	1,541,808	10.65 to	10.48	16,185,460	3.17%	1.27% to	0.65%
2004	0.80 to	1.40	1,079,916	10.52 to	10.41	11,254,188	2.96%	3.48% to	2.86%
Fidelity(R) VIP II - Investment Grade Bond Portfolio - Service Class 2 (FIGBP2)
2008	0.65 to	3.25	38,795,425	9.64 to	9.40	405,358,697	3.91%	-4.09% to	-6.60%
2007	0.95 to	3.25	39,988,032	10.15 to	10.06	440,398,413	2.72%	1.47% to	0.68	%(a)
2006	1.10 to	3.25	17,350,200	11.06 to	10.00	187,123,591	2.12%	2.99% to	0.76%
2005	1.10 to	2.90	6,089,737	10.74 to	10.02	64,530,741	2.84%	0.78% to	-1.05%
2004	1.10 to	2.85	3,702,374	10.65 to	10.52	39,157,892	2.31%	3.04% to	1.24%
Fidelity(R) VIP III - Growth Opportunities Portfolio - Initial Class (FGOP)
2008	0.80 to	1.40	1,893,306	6.40 to	5.97	11,404,425	0.37%	-55.38% to	-55.65%
2007	0.80 to	1.40	2,355,583	14.35 to	13.47	31,965,894	0.00%	22.19% to	21.45%
2006	0.80 to	1.40	2,712,499	11.75 to	11.09	30,268,618	0.72%	4.61% to	3.98%
2005	0.80 to	1.40	3,577,040	11.23 to	10.67	38,352,113	0.93%	8.02% to	7.37%
2004	0.80 to	1.40	4,326,389	10.39 to	9.93	43,162,018	0.56%	6.33% to	5.69%
Fidelity(R) VIP III - Mid Cap Portfolio - Service Class (FMCS)
2008	0.80 to	1.40	2,030,889	6.80 to	6.69	13,616,500	0.35%	-39.99% to	-40.36%
2007	0.80 to	1.40	1,880,661	11.33 to	11.22	21,120,448	0.77%	14.56% to	13.86%
2006	0.80 to	1.40	1,041,179	9.89 to	9.85	10,260,773	0.00%	-1.10% to	-1.50	%(a) (b)
Fidelity(R) VIP III - Mid Cap Portfolio - Service Class 2 (FMC2)
2008	0.75 to	3.10	8,779,121	6.19 to	13.55	132,721,800	0.24%	-40.06% to	-41.48%
2007	0.95 to	3.10	8,968,155	10.66 to	23.16	228,696,376	0.50%	6.62% to	11.74	%(a)
2006	1.10 to	3.10	8,219,016	23.02 to	20.73	184,744,089	0.17%	11.17% to	8.93%
2005	1.10 to	3.10	7,193,078	20.70 to	19.03	146,085,937	0.00%	16.72% to	14.37%
2004	1.10 to	3.10	3,994,345	17.74 to	16.64	69,828,007	0.00%	23.29% to	20.79%
Fidelity(R) VIP III - Value Strategies Portfolio - Service Class (FVSS)
2008	0.80 to	1.40	634,932	7.87 to	7.55	4,824,772	0.60%	-51.57% to	-51.86%
2007	0.80 to	1.40	841,048	16.24 to	15.69	13,262,544	0.93%	4.75% to	4.11%
2006	0.80 to	1.40	959,780	15.50 to	15.07	14,522,707	0.54%	15.27% to	14.58%
2005	0.80 to	1.40	1,313,761	13.45 to	13.15	17,327,837	0.00%	1.74% to	1.12%
2004	0.80 to	1.40	1,973,235	13.22 to	13.01	25,716,534	0.00%	13.08% to	12.39%
Fidelity(R) VIP III - Value Strategies Portfolio - Service Class 2 (FVSS2)
2008	1.10 to	3.10	844,676	10.98 to	8.68	8,862,131	0.49%	-51.82% to	-52.80%
2007	1.10 to	3.10	1,045,050	22.79 to	18.38	22,900,224	0.63%	4.28% to	2.15%
2006	1.10 to	3.10	1,184,531	21.85 to	18.00	25,032,411	0.35%	14.74% to	12.42%
2005	1.10 to	3.10	1,244,308	19.04 to	16.01	23,050,709	0.00%	1.30% to	-0.74%
2004	1.10 to	3.10	1,160,567	18.80 to	16.13	21,344,299	0.00%	12.59% to	10.31%
Fidelity(R) VIP IV - Energy Portfolio - Service Class 2 (FNRS2)
2008	0.75 to	2.80	5,594,487	5.08 to	9.43	54,788,140	0.00%	-54.75% to	-55.69%
2007	0.80 to	2.80	5,413,172	13.59 to	21.28	118,510,583	0.13%	44.47% to	41.54%
2006	0.80 to	2.80	2,923,524	9.41 to	15.03	44,870,467	0.90%	-5.92% to	13.36	%(a)
2005	1.10 to	2.75	1,080,443	13.42 to	13.27	14,439,718	0.70%	34.16% to	32.67	%(a) (b)
Fidelity(R) VIP IV - Freedom Fund 2010 Portfolio - Service Class (FF10S)
2008	0.80 to	1.40	534,668	8.45 to	8.31	4,453,816	2.86%	-25.68% to	-26.13%
2007	0.80 to	1.40	450,333	11.37 to	11.25	5,074,439	3.44%	7.77% to	7.12%
2006	1.30 to	1.40	162,866	10.51 to	10.51	1,711,515	3.28%	5.13% to	5.05	%(a) (b)
(Continued)

129

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*		Units	Unit Fair Value		Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Fidelity(R) VIP IV - Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)
2008	1.10 to	2.70	4,645,289	$9.22 to	8.68	$41,630,317	2.85%	-25.99% to	-27.19%
2007	1.10 to	2.70	3,748,220	12.45 to	11.92	45,656,435	2.62%	7.22% to	5.48%
2006	1.10 to	2.70	2,744,382	11.62 to	11.30	31,383,195	2.38%	8.38% to	6.63%
2005	1.15 to	2.70	851,649	10.71 to	10.60	9,071,545	0.85%	7.14% to	6.02	%(a) (b)
Fidelity(R) VIP IV - Freedom Fund 2020 Portfolio - Service Class (FF20S)
2008	0.80 to	1.40	715,854	7.71 to	7.58	5,443,001	2.80%	-33.25% to	-33.65%
2007	0.80 to	1.40	521,510	11.55 to	11.43	5,970,926	3.23%	9.28% to	8.62%
2006	1.30 to	1.40	138,522	10.53 to	10.53	1,458,810	2.86%	5.33% to	5.25	%(a) (b)
Fidelity(R) VIP IV - Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)
2008	1.10 to	2.90	6,972,856	8.80 to	8.23	60,026,433	2.68%	-33.54% to	-34.75%
2007	1.10 to	2.90	5,452,403	13.25 to	12.61	70,902,100	2.44%	8.75% to	6.76%
2006	1.10 to	2.90	3,209,353	12.18 to	11.81	38,598,876	1.89%	10.48% to	8.47%
2005	1.15 to	2.90	1,450,199	11.02 to	10.89	15,908,277	1.01%	10.21% to	8.91	%(a) (b)
Fidelity(R) VIP IV - Freedom Fund 2030 Portfolio - Service Class (FF30S)
2008	0.80 to	1.40	481,061	7.17 to	7.06	3,404,900	2.59%	-38.57% to	-38.94%
2007	0.80 to	1.40	307,780	11.68 to	11.56	3,564,229	3.24%	10.31% to	9.64%
2006	0.80 to	1.40	85,450	10.59 to	10.55	901,603	2.10%	5.88% to	5.46	%(a) (b)
Fidelity(R) VIP IV - Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)
2008	1.10 to	2.70	1,631,753	8.43 to	7.94	13,382,199	2.19%	-38.85% to	-39.84%
2007	1.10 to	2.70	1,398,391	13.78 to	13.20	18,889,628	2.17%	9.85% to	8.07%
2006	1.10 to	2.90	1,094,121	12.55 to	12.17	13,545,883	1.72%	11.69% to	9.66%
2005	1.15 to	2.90	626,404	11.23 to	11.10	6,999,070	0.99%	12.29% to	10.97	%(a) (b)
Financial Investors VIT - First Horizon Core Equity Portfolio (FHGIP)
2005	1.55 to	2.35	56,260	10.89 to	10.68	604,067	1.26%	-4.24% to	-5.02%
2004	1.55 to	2.35	63,802	11.37 to	11.25	720,213	1.40%	3.84% to	3.00%
First Horizon Capital Appreciation Portfolio (FHCAP)
2005	1.55 to	2.30	4,666	11.89 to	11.69	55,110	0.00%	1.46% to	0.69%
2004	1.55 to	2.30	4,651	11.72 to	11.60	54,300	0.00%	9.52% to	8.69%
Franklin Templeton VIP - Developing Markets Securities Fund - Class 3 (FTVDM3)
2008	0.80 to	2.80	2,181,313	6.42 to	9.01	20,523,237	2.72%	-53.05% to	-54.00%
2007	0.80 to	2.80	2,877,413	13.67 to	19.58	57,939,683	1.81%	27.66% to	25.08%
2006	0.80 to	2.80	1,703,817	10.71 to	15.66	27,220,949	1.21%	7.06% to	24.59	%(a)
2005	1.10 to	2.75	588,613	12.71 to	12.57	7,454,753	0.17%	27.11% to	25.70	%(a) (b)
Franklin Templeton VIP - Foreign Securities Fund - Class 2 (TIF2)
2008	0.95 to	2.25	358,613	11.85 to	13.32	4,967,042	2.39%	-40.95% to	-41.72%
2007	0.95 to	2.25	462,809	20.06 to	22.86	10,928,425	1.98%	14.35% to	12.85%
2006	0.95 to	2.25	531,179	17.54 to	20.25	11,028,499	1.19%	20.29% to	18.72%
2005	0.95 to	2.25	634,836	14.58 to	17.06	11,022,531	1.12%	9.13% to	7.70%
2004	0.95 to	2.25	759,444	13.36 to	15.84	12,142,293	1.42%	17.40% to	15.86%
Franklin Templeton VIP - Foreign Securities Fund - Class 3 (TIF3)
2008	0.65 to	3.25	25,106,259	6.17 to	9.17	247,362,383	2.54%	-40.78% to	-42.33%
2007	0.80 to	3.25	16,511,364	12.48 to	15.91	278,332,427	1.98%	14.52% to	11.67%
2006	0.80 to	3.25	8,716,921	10.89 to	14.24	129,480,230	1.07%	8.94% to	17.53	%(a)
2005	0.95 to	2.90	3,144,611	12.60 to	12.19	39,198,071	1.15%	9.09% to	6.95%
2004	0.95 to	2.70	1,223,594	11.55 to	11.42	14,077,001	0.45%	15.52% to	14.17	%(a) (b)
Franklin Templeton VIP - Founding Funds Allocation Fund - Class 2 (FTVFA2)
2008	0.80 to	2.65	456,888	6.62 to	6.54	3,010,257	3.50%	-33.79% to	-34.62	%(a) (b)
Franklin Templeton VIP - Global Income Securities Fund - Class 3 (FTVGI3)
2008	0.80 to	2.80	5,797,396	12.17 to	11.85	72,143,518	3.87%	5.36% to	3.23%
2007	0.80 to	2.80	4,159,217	11.55 to	11.48	49,473,961	2.64%	10.14% to	7.91%
2006	1.10 to	2.65	1,905,578	10.95 to	10.66	20,725,398	2.53%	11.61% to	9.86%
2005	1.15 to	2.65	501,187	9.81 to	9.71	4,902,407	0.88%	-1.94% to	-2.93	%(a) (b)
Franklin Templeton VIP - Income Securities Fund - Class 2 (FTVIS2)
2008	0.80 to	2.95	10,666,736	8.01 to	7.56	83,813,696	5.45%	-30.22% to	-31.73%
2007	0.80 to	2.95	10,613,089	11.48 to	11.07	120,358,043	3.75%	2.92% to	0.68%
2006	0.80 to	2.80	4,753,427	11.16 to	11.01	52,751,296	0.46%	11.57% to	10.07	%(a) (b)
Franklin Templeton VIP - Rising Dividends Securities Fund - Class 2 (FTVRD2)
2008	0.95 to	3.00	6,005,955	9.98 to	9.86	69,210,732	1.80%	-27.79% to	-29.29%
2007	0.95 to	3.00	7,191,142	13.82 to	13.94	115,583,625	2.42%	-3.62% to	-5.62%
2006	0.95 to	3.00	8,485,936	14.33 to	14.78	142,480,300	1.10%	16.01% to	13.62%
2005	0.95 to	3.00	8,398,809	12.36 to	13.00	122,425,253	0.91%	2.45% to	0.33%
2004	0.95 to	2.95	5,740,207	12.06 to	12.97	82,208,252	0.58%	9.94% to	7.72%
(Continued)

130

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*		Units	Unit Fair Value		Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Franklin Templeton VIP - Small Cap Value Securities Fund - Class 2 (FTVSV2)
2008	0.75 to	3.05	3,847,456	$6.89 to	11.52	$51,984,101	1.08%	-33.52% to	-35.06%
2007	0.80 to	3.05	3,336,527	9.87 to	17.74	68,664,008	0.72%	-3.16% to	-5.37%
2006	0.80 to	2.80	3,184,805	10.19 to	18.93	68,147,428	0.58%	1.91% to	13.71	%(a)
2005	0.95 to	2.65	2,432,175	15.07 to	18.19	45,353,134	0.81%	7.74% to	5.89%
2004	0.95 to	2.75	1,537,632	13.98 to	15.75	26,753,540	0.14%	22.57% to	20.35%
Janus Aspen Series - Balanced Portfolio - Service Class (JABS)
2008	0.95 to	2.55	848,549	12.08 to	11.96	10,629,343	2.43%	-16.86% to	-18.20%
2007	0.95 to	2.55	908,896	14.53 to	14.63	13,784,481	2.33%	9.23% to	7.46%
2006	0.95 to	2.55	946,961	13.30 to	13.61	13,298,761	2.03%	9.37% to	7.61%
2005	0.95 to	2.55	889,457	12.16 to	12.65	11,543,065	1.93%	6.64% to	4.92%
2004	0.95 to	2.55	965,605	11.40 to	12.06	11,838,785	2.75%	7.26% to	5.53%
Janus Aspen Series - Forty Portfolio - Service Class (JACAS)
2008	0.80 to	2.85	6,759,021	6.45 to	11.01	62,774,776	0.01%	-44.76% to	-45.90%
2007	0.80 to	2.85	4,763,489	11.67 to	20.36	70,732,848	0.18%	35.54% to	32.72%
2006	0.80 to	2.80	3,715,916	8.61 to	15.37	36,031,995	0.13%	8.25% to	6.07%
2005	0.80 to	2.80	4,486,139	7.95 to	14.49	39,249,662	0.01%	11.66% to	9.41%
2004	0.80 to	2.80	5,056,803	7.12 to	13.24	38,894,723	0.02%	17.02% to	14.67%
Janus Aspen Series - Global Technology Portfolio - Service Class (JAGTS)
2008	0.80 to	1.40	628,439	2.83 to	2.68	1,696,007	0.09%	-44.42% to	-44.76%
2007	0.80 to	1.40	733,774	5.09 to	4.86	3,581,793	0.31%	20.72% to	19.99%
2006	0.80 to	1.40	957,855	4.22 to	4.05	3,893,993	0.00%	6.97% to	6.32%
2005	0.80 to	1.40	1,331,430	3.94 to	3.81	5,087,677	0.00%	10.66% to	9.99%
2004	0.80 to	1.40	1,940,791	3.56 to	3.46	6,737,842	0.00%	-0.24% to	-0.84%
Janus Aspen Series - Global Technology Portfolio - Service II Class (JAGTS2)
2008	0.80 to	1.40	342,194	8.26 to	7.93	2,732,234	0.09%	-44.35% to	-44.68%
2007	0.80 to	1.40	394,297	14.84 to	14.34	5,684,417	0.33%	20.78% to	20.04%
2006	0.80 to	1.40	411,359	12.29 to	11.94	4,935,597	0.00%	7.08% to	6.43%
2005	0.80 to	1.40	465,574	11.48 to	11.22	5,242,415	0.00%	10.44% to	9.77%
2004	0.80 to	1.40	608,518	10.39 to	10.22	6,234,982	0.00%	0.03% to	-0.58%
Janus Aspen Series - INTECH Risk Managed Core Portfolio - Service Class (JARLCS)
2008	0.80 to	2.60	333,684	6.32 to	10.35	3,604,801	0.69%	-36.75% to	-37.90%
2007	0.80 to	2.60	321,741	10.00 to	16.66	5,521,409	0.50%	-0.03% to	3.36	%(a)
2006	0.95 to	2.50	237,661	15.64 to	16.18	3,888,158	0.15%	9.72% to	8.01%
2005	0.95 to	2.50	177,552	14.26 to	14.98	2,697,907	1.32%	9.86% to	8.15%
2004	0.95 to	2.70	141,265	12.98 to	13.81	1,972,978	2.26%	16.35% to	14.29%
Janus Aspen Series - International Growth Portfolio - Service Class (JAIGS)
2008	0.80 to	2.15	711,183	7.97 to	18.03	6,402,172	2.65%	-52.61% to	-53.26%
2007	0.80 to	2.15	879,729	16.81 to	38.58	16,732,189	0.44%	26.99% to	25.25%
2006	0.80 to	2.15	1,090,672	13.24 to	30.80	16,201,270	1.82%	45.46% to	43.49%
2005	0.80 to	2.45	1,379,274	9.10 to	21.28	14,034,749	0.98%	30.89% to	28.72%
2004	0.80 to	2.45	1,822,897	6.95 to	16.53	14,029,437	0.77%	17.74% to	15.78%
Janus Aspen Series - International Growth Portfolio - Service II Class (JAIGS2)
2008	0.65 to	3.25	8,802,005	4.85 to	11.68	113,283,262	2.77%	-52.52% to	-53.77%
2007	0.80 to	3.25	7,719,861	29.56 to	25.27	212,963,970	0.45%	27.04% to	23.89%
2006	0.80 to	3.25	6,010,855	23.27 to	20.40	131,707,793	1.95%	45.53% to	41.94%
2005	0.80 to	2.20	1,666,749	15.99 to	14.63	25,822,972	1.10%	30.96% to	29.12%
2004	0.80 to	2.20	995,810	12.21 to	11.33	11,887,853	0.91%	17.76% to	13.29	%(b)
JPMorgan Series Trust II - Mid Cap Value Portfolio (JPMCVP)
2008	0.80 to	1.40	654,300	9.66 to	9.39	6,164,916	1.13%	-33.74% to	-34.14%
2007	0.80 to	1.40	934,069	14.58 to	14.26	13,355,230	0.93%	1.63% to	1.01%
2006	0.80 to	1.40	1,328,877	14.35 to	14.12	18,795,204	0.59%	15.91% to	15.21%
2005	0.80 to	1.40	2,326,240	12.38 to	12.25	28,535,450	0.22%	8.34% to	7.69%
2004	0.80 to	1.40	837,806	11.42 to	11.38	9,536,123	0.00%	14.23% to	13.78	%(a) (b)
Lehman Brothers AMT - Short Duration Bond Portfolio - I Class (AMTB)
2008	0.65 to	3.25	38,156,662	8.59 to	8.09	355,647,246	4.55%	-13.99% to	-16.24%
2007	0.80 to	3.25	38,220,042	15.25 to	9.66	424,912,124	3.23%	3.93% to	1.35%
2006	0.80 to	3.25	19,400,879	14.68 to	9.53	224,892,310	3.51%	3.37% to	0.82%
2005	0.80 to	2.75	8,471,408	14.20 to	9.59	116,762,312	2.78%	0.63% to	-1.34%
2004	0.80 to	2.75	8,511,968	14.11 to	9.72	125,688,679	3.65%	-0.03% to	-1.99%
MFS(R) VIT - Investors Growth Stock Series - Service Class (MIGSC)
2008	0.95 to	2.80	1,184,843	8.47 to	8.41	11,622,597	0.30%	-37.58% to	-38.75%
2007	0.95 to	3.15	1,427,758	13.57 to	13.50	22,610,416	0.09%	9.96% to	7.51%
2006	0.95 to	3.15	1,642,788	12.34 to	12.55	23,833,223	0.00%	6.29% to	3.93%
2005	0.95 to	3.15	1,866,912	11.61 to	12.08	25,659,631	0.14%	3.24% to	0.95%
2004	1.10 to	3.15	1,330,865	13.65 to	11.97	17,804,034	0.00%	7.79% to	5.55%
(Continued)

131

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*		Units	Unit Fair Value		Contract Owners’ Equity	Investment Income Ratio**	Total Return***

MFS(R) VIT - Value Series - Service Class (MVFSC)
2008	0.80 to	3.05	5,622,918	$7.91 to	11.04	$71,657,666	1.02%	-33.28% to	-34.80%
2007	0.80 to	3.15	4,556,477	11.85 to	16.86	87,844,770	0.73%	6.73% to	4.19%
2006	0.80 to	3.15	3,466,377	11.10 to	16.18	63,110,866	0.70%	11.02% to	16.72	%(a)
2005	1.10 to	3.15	1,732,243	15.74 to	13.86	26,565,220	0.77%	5.30% to	3.12%
2004	1.10 to	3.15	871,754	14.94 to	13.44	12,731,984	0.38%	13.56% to	11.21%
MTB Large Cap Growth Fund II (VFLG2)
2008	1.15 to	2.35	85,778	7.46 to	7.05	641,766	0.42%	-39.76% to	-40.49%
2007	1.15 to	2.35	90,603	12.39 to	11.85	1,130,341	0.38%	7.89% to	6.58%
2006	1.15 to	2.35	91,381	11.48 to	11.12	1,057,960	0.54%	9.08% to	7.76%
2005	1.15 to	2.35	87,319	10.53 to	10.32	928,731	0.45%	0.85% to	-0.37%
2004	1.15 to	2.35	58,138	10.44 to	10.36	611,643	0.75%	4.37% to	3.58	%(a) (b)
MTB Large Cap Value Fund II (VFLV2)
2008	1.15 to	2.40	105,574	8.62 to	8.13	912,662	1.27%	-40.10% to	-40.86%
2007	1.15 to	2.35	111,241	14.39 to	13.77	1,613,063	1.08%	0.39% to	-0.83%
2006	1.15 to	2.35	100,046	14.34 to	13.89	1,450,895	1.01%	16.26% to	14.85%
2005	1.15 to	2.35	82,930	12.33 to	12.09	1,038,567	0.97%	9.02% to	7.70%
2004	1.15 to	2.35	50,546	11.31 to	11.23	579,510	1.08%	13.12% to	12.26	%(a) (b)
MTB Managed Allocation Fund - Aggressive Growth II (MBVAG2)
2008	1.15 to	1.85	22,130	7.61 to	7.42	166,461	0.45%	-41.31% to	-41.73%
2007	1.15 to	1.85	33,329	12.97 to	12.73	429,215	1.38%	6.46% to	5.70%
2006	1.15 to	1.85	27,147	12.19 to	12.04	329,302	3.32%	13.51% to	12.71%
2005	1.35 to	1.75	11,254	10.72 to	10.69	120,559	1.08%	7.21% to	6.92	%(a) (b)
MTB Managed Allocation Fund - Conservative Growth II (MBVCG2)
2008	1.15 to	1.75	22,506	8.94 to	8.74	198,924	2.65%	-20.62% to	-21.10%
2007	1.15 to	1.75	8,194	11.26 to	11.08	92,000	2.66%	3.94% to	3.30%
2006	1.15 to	1.75	8,142	10.83 to	10.72	88,038	3.85%	5.73% to	5.09%
2005	1.25 to	1.75	3,652	10.24 to	10.20	37,354	3.18%	2.39% to	2.04	%(a) (b)
MTB Managed Allocation Fund - Moderate Growth II (VFMG2)
2008	1.15 to	2.60	567,913	8.95 to	8.36	5,101,299	1.30%	-29.89% to	-30.92%
2007	1.15 to	2.60	651,956	12.76 to	12.10	8,384,121	2.05%	5.65% to	4.10%
2006	1.15 to	2.60	703,592	12.08 to	11.62	8,580,243	2.61%	9.15% to	7.56%
2005	1.15 to	2.60	659,109	11.07 to	10.81	7,392,704	1.78%	2.80% to	1.30%
2004	1.15 to	2.35	396,790	10.77 to	10.68	4,342,283	1.60%	7.65% to	6.84	%(a) (b)
Nationwide VIT - American Funds Asset Allocation Fund - Class II (GVAAA2)
2008	0.80 to	3.10	81,161,084	7.70 to	7.23	609,557,811	3.17%	-30.34% to	-31.96%
2007	0.80 to	2.95	42,263,897	11.06 to	10.66	460,727,179	2.72%	5.29% to	2.99%
2006	0.80 to	2.70	12,975,664	10.50 to	10.37	135,528,888	3.29%	5.01% to	3.67	%(a) (b)
Nationwide VIT - American Funds Bond Fund - Class II (GVABD2)
2008	0.80 to	3.10	33,032,987	9.57 to	8.99	306,925,600	7.38%	-10.59% to	-12.67%
2007	0.80 to	2.95	12,421,457	10.71 to	10.32	130,936,805	8.10%	2.15% to	-0.07%
2006	1.05 to	2.70	1,749,769	10.47 to	10.35	18,258,647	0.44%	4.65% to	3.49	%(a) (b)
Nationwide VIT - American Funds Global Growth Fund - Class II (GVAGG2)
2008	0.75 to	3.05	6,969,825	6.22 to	7.00	50,870,236	2.90%	-39.10% to	-40.51%
2007	0.80 to	3.05	5,365,947	12.23 to	11.78	64,844,710	2.79%	13.44% to	10.86%
2006	0.80 to	2.50	2,159,481	10.78 to	10.66	23,167,616	0.10%	7.85% to	6.62	%(a) (b)
Nationwide VIT - American Funds Growth Fund - Class II (GVAGR2)
2008	0.65 to	3.25	15,955,035	5.63 to	5.92	98,887,216	2.18%	-44.58% to	-46.03%
2007	0.80 to	3.25	11,269,769	11.44 to	10.98	127,268,601	0.71%	11.00% to	8.24%
2006	0.80 to	3.10	4,677,116	10.31 to	10.15	47,960,489	1.16%	3.09% to	1.50	%(a) (b)
Nationwide VIT - American Funds Growth-Income Fund - Class II (GVAGI2)
2008	0.80 to	3.10	38,038,535	6.05 to	5.81	225,395,652	3.41%	-38.56% to	-39.99%
2007	0.80 to	2.95	8,176,408	9.84 to	9.70	79,871,976	2.28%	-1.61% to	-3.04	%(a) (b)
Nationwide VIT - Cardinal Aggressive Fund - Class II (NVCRA2)
2008	0.80 to	2.60	688,094	6.38 to	6.30	4,366,517	1.64%	-36.21% to	-36.99	%(a) (b)
Nationwide VIT - Cardinal Balanced Fund - Class II (NVCRB2)
2008	1.10 to	3.10	17,964,614	7.93 to	7.82	141,470,743	1.93%	-20.70% to	-21.77	%(a) (b)
Nationwide VIT - Cardinal Capital Appreciation Fund - Class II (NVCCA2)
2008	0.80 to	2.95	15,353,953	7.22 to	7.12	110,154,375	1.75%	-27.78% to	-28.8	%(a) (b)
Nationwide VIT - Cardinal Conservative Fund - Class II (NVCCN2)
2008	1.10 to	2.95	5,226,256	9.08 to	8.97	47,264,496	2.21%	-9.18% to	-10.32	%(a) (b)
Nationwide VIT - Cardinal Moderate Fund - Class II (NVCMD2)
2008	0.80 to	2.95	13,903,119	7.58 to	7.47	104,822,308	1.77%	-24.19% to	-25.29	%(a) (b)
Nationwide VIT - Cardinal Moderately Aggressive Fund - Class II (NVCMA2)
2008	1.10 to	2.70	14,026,096	6.84 to	6.77	95,660,793	1.72%	-31.56% to	-32.31	%(a) (b)
Nationwide VIT - Cardinal Moderately Conservative Fund - Class II (NVCMC2)
2008	1.10 to	2.95	4,777,489	8.31 to	8.21	39,524,433	1.94%	-16.89% to	-17.93	%(a) (b)

(Continued)

132

NATIONWIDE VARIABLE ACCOUNT-II (NOTES to FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*		Units	Unit Fair Value		Contract Owners’ Equity	Investment Income Ratio**	total Return***

Nationwide VIT - Core Bond Fund - Class I (NVCBD1)
2008	1.30 to	1.40	42,991	$9.86 to	9.85	$423,815	3.07%	-1.41% to	-1.48	%(a) (b)
Nationwide VIT - Core Bond Fund - Class II (NVCBD2)
2008	1.05 to	2.70	279,918	9.85 to	9.74	2,747,847	3.51%	-1.46% to	-2.56	%(a) (b)
Nationwide VIT - Federated High Income Bond Fund - Class I (HIBF)
2008	0.95 to	2.35	833,712	9.45 to	9.73	8,523,732	8.79%	-28.67% to	-29.68%
2007	0.95 to	2.35	1,099,805	13.25 to	13.84	15,862,330	7.26%	2.15% to	0.70%
2006	0.95 to	2.35	1,370,433	12.98 to	13.75	19,466,090	6.92%	9.56% to	8.01%
2005	0.95 to	2.35	1,835,081	11.84 to	12.73	23,862,058	7.21%	1.41% to	-0.02%
2004	0.95 to	2.75	2,793,276	11.68 to	11.69	36,076,240	7.36%	9.05% to	7.07%
Nationwide VIT - Federated High Income Bond Fund - Class III (HIBF3)
2008	0.80 to	2.75	3,688,239	7.78 to	7.81	30,220,484	8.86%	-28.67% to	-30.08%
2007	0.80 to	2.80	3,534,655	10.90 to	11.15	40,885,129	8.09%	2.34% to	0.26%
2006	0.80 to	2.45	2,697,783	10.65 to	11.19	30,684,739	7.38%	6.54% to	7.90	%(a)
2005	0.95 to	2.35	1,650,804	10.47 to	10.38	17,226,530	8.47%	4.74% to	3.76	%(a) (b)
Nationwide VIT - Gartmore Emerging Markets Fund - Class I (GEM)
2008	0.80 to	1.40	33,579	14.58 to	13.87	468,183	1.15%	-58.10% to	-58.36%
2007	0.80 to	1.40	40,673	34.80 to	33.31	1,361,399	0.67%	44.41% to	43.53%
2006	0.80 to	1.40	52,896	24.10 to	23.21	1,232,735	0.66%	35.63% to	34.81%
2005	0.80 to	1.40	71,734	17.77 to	17.21	1,239,682	0.59%	31.58% to	30.79%
2004	0.80 to	1.40	91,659	13.51 to	13.16	1,210,001	0.79%	19.78% to	19.05%
Nationwide VIT - Gartmore Emerging Markets Fund - Class II (GEM2)
2008	1.10 to	2.45	88,202	21.04 to	19.41	1,800,059	0.82%	-58.39% to	-58.96%
2007	1.10 to	2.45	134,775	50.56 to	47.29	6,651,015	0.42%	43.59% to	41.62%
2006	1.10 to	2.45	171,105	35.22 to	33.39	5,894,605	0.52%	34.82% to	32.99%
2005	1.10 to	2.45	229,328	26.12 to	25.11	5,880,895	0.39%	30.88% to	29.10%
2004	1.10 to	2.45	308,910	19.96 to	19.45	6,083,130	0.89%	19.11% to	17.49%
Nationwide VIT - Gartmore Emerging Markets Fund - Class III (GEM3)
2008	0.80 to	1.40	1,827,343	15.93 to	15.30	28,122,168	1.09%	-58.17% to	-58.42%
2007	0.80 to	1.40	2,599,261	38.08 to	36.80	96,119,470	0.68%	44.38% to	43.50%
2006	0.80 to	1.40	2,337,802	26.38 to	25.64	60,183,472	0.78%	35.55% to	34.74%
2005	0.80 to	1.40	2,370,880	19.46 to	19.03	45,251,879	0.50%	31.60% to	30.80%
2004	0.80 to	1.40	1,392,714	14.79 to	14.55	20,303,030	1.15%	19.79% to	19.07%
Nationwide VIT - Gartmore Emerging Markets Fund - Class VI (GEM6)
2008	0.75 to	2.80	2,681,445	4.27 to	11.52	32,388,303	0.99%	-58.18% to	-59.05%
2007	0.95 to	2.80	3,749,821	13.46 to	28.12	109,631,081	0.59%	34.62% to	41.36	%(a)
2006	1.10 to	2.80	2,839,512	20.83 to	19.89	58,358,811	0.62%	35.06% to	32.74%
2005	1.10 to	2.75	1,795,459	15.42 to	15.00	27,469,297	0.51%	31.03% to	28.86%
2004	1.10 to	2.75	690,336	11.77 to	11.64	8,096,434	1.65%	17.71% to	16.41	%(a) (b)
Nationwide VIT - Gartmore Global Utilities Fund - Class II (GVGU2)
2008	1.15 to	2.10	23,118	17.85 to	16.87	404,326	2.63%	-33.94% to	-34.57%
2007	0.95 to	2.10	35,923	25.25 to	25.78	952,362	2.10%	18.91% to	17.53%
2006	0.95 to	2.10	46,958	21.23 to	21.94	1,053,325	2.21%	36.03% to	34.45%
2005	0.95 to	2.10	54,377	15.61 to	16.32	902,655	1.71%	5.18% to	3.96%
2004	0.95 to	2.10	67,201	14.84 to	15.70	1,066,556	1.00%	28.33% to	26.84%
Nationwide VIT - Gartmore Global Utilities Fund - Class III (GVGU)
2008	0.80 to	1.40	340,376	15.73 to	15.10	5,166,421	2.86%	-33.44% to	-33.84%
2007	0.80 to	1.40	549,810	23.63 to	22.83	12,602,303	2.41%	19.42% to	18.70%
2006	0.80 to	1.40	703,436	19.78 to	19.23	13,573,005	2.45%	36.49% to	35.67%
2005	0.80 to	1.40	442,364	14.49 to	14.18	6,284,975	2.27%	5.63% to	4.99%
2004	0.80 to	1.40	578,802	13.72 to	13.50	7,825,622	1.25%	28.91% to	28.13%
Nationwide VIT - Gartmore International Equity Fund - Class I (GIG)
2008	0.80 to	1.40	7,437	8.62 to	8.20	61,400	1.38%	-46.49% to	-46.81%
2007	0.80 to	1.40	7,935	16.11 to	15.42	123,047	0.38%	26.12% to	25.36%
2006	0.80 to	1.40	10,735	12.77 to	12.30	133,086	1.00%	31.90% to	31.11%
2005	0.80 to	1.40	15,486	9.68 to	9.38	146,183	0.96%	29.17% to	28.39%
2004	0.80 to	1.40	15,800	7.50 to	7.31	116,027	0.73%	13.28% to	12.60%
Nationwide VIT - Gartmore International Equity Fund - Class III (GIG3)
2008	0.80 to	1.40	1,123,906	13.65 to	13.11	14,805,125	1.25%	-46.47% to	-46.80%
2007	0.80 to	1.40	1,528,618	25.50 to	24.63	37,816,487	0.44%	26.13% to	25.36%
2006	0.80 to	1.40	1,396,070	20.21 to	19.65	27,532,803	1.27%	31.89% to	31.10%
2005	0.80 to	1.40	847,716	15.33 to	14.99	12,738,956	0.74%	29.14% to	28.36%
2004	0.80 to	1.40	348,335	11.87 to	11.68	4,073,360	1.00%	13.44% to	12.75%
Nationwide VIT - Gartmore International Equity Fund - Class VI (NVIE6)
2008	1.10 to	2.60	510,631	5.47 to	5.41	2,781,264	1.52%	-45.33% to	-45.88	%(a) (b)
(Continued)

133

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*		Units	Unit Fair Value		Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Nationwide VIT - Gartmore Worldwide Leaders Fund - Class III (GEF3)
2008	0.80 to	1.40	249,753	$11.28 to	10.96	$2,748,870	0.67%	-44.77% to	-45.11%
2007	0.80 to	1.40	376,901	20.42 to	19.97	7,550,213	0.49%	18.98% to	18.25%
2006	0.80 to	1.40	384,266	17.17 to	16.89	6,502,021	0.82%	24.81% to	24.06%
2005	0.80 to	1.40	219,580	13.75 to	13.62	2,992,804	0.44%	18.39% to	17.67%
2004	1.30 to	1.40	19,645	11.58 to	11.57	227,435	0.00%	15.79% to	15.71	%(a) (b)
Nationwide VIT - Global Financial Services Fund - Class II (GVGF2)
2008	0.95 to	2.15	55,720	9.49 to	10.80	623,060	1.65%	-46.85% to	-47.50%
2007	0.95 to	2.15	65,660	17.86 to	20.57	1,389,160	2.84%	-2.35% to	-3.54%
2006	0.95 to	2.30	85,448	18.29 to	21.20	1,862,421	1.63%	18.95% to	17.33%
2005	0.95 to	2.30	91,491	15.38 to	18.07	1,683,814	1.68%	9.74% to	8.25%
2004	0.95 to	2.30	111,302	14.02 to	16.69	1,878,091	1.63%	19.62% to	17.99%
Nationwide VIT - Global Financial Services Fund - Class III (GVGFS)
2008	0.80 to	1.40	212,769	10.01 to	9.61	2,057,788	2.14%	-46.64% to	-46.97%
2007	0.80 to	1.40	168,520	18.76 to	18.13	3,068,547	3.09%	-1.92% to	-2.51%
2006	0.80 to	1.40	230,182	19.13 to	18.59	4,294,613	2.27%	19.38% to	18.66%
2005	0.80 to	1.40	235,707	16.02 to	15.67	3,701,998	1.28%	10.28% to	9.62%
2004	0.80 to	1.40	401,465	14.53 to	14.29	5,747,991	2.12%	20.16% to	19.43%
Nationwide VIT - Government Bond Fund - Class I (GBF)
2008	0.65 to	3.25	51,150,296	10.78 to	10.61	710,154,637	4.30%	7.02% to	4.22%
2007	0.80 to	3.25	42,800,012	18.15 to	10.18	579,531,623	4.58%	6.30% to	3.66%
2006	0.80 to	3.25	21,636,655	17.07 to	9.82	251,897,848	4.10%	2.52% to	-0.01%
2005	0.80 to	2.95	11,094,727	16.65 to	9.90	145,003,624	3.61%	2.44% to	0.23%
2004	0.80 to	2.80	9,699,069	16.26 to	9.90	136,685,517	5.37%	2.44% to	0.37%
Tax qualified
2006	1.30		1,626,743	46.68		75,942,558	4.10%		2.00%
2005	1.30		1,939,292	45.77		88,757,078	3.61%		1.92%
2004	1.30		2,272,676	44.90		102,051,082	5.37%		1.92%
Non-tax qualified
2006	1.30		779,383	46.56		36,288,472	4.10%		2.00%
2005	1.30		967,697	45.65		44,172,372	3.61%		1.92%
2004	1.30		1,096,169	44.78		49,091,808	5.37%		1.92%
Nationwide VIT - Growth Fund - Class I (CAF)
2008	0.80 to	1.40	2,568,010	9.98 to	10.98	31,041,966	0.27%	-39.20% to	-39.57%
2007	0.80 to	1.40	3,094,521	16.41 to	18.16	61,757,970	0.17%	18.58% to	17.86%
2006	0.80 to	1.40	3,637,231	13.84 to	15.41	61,410,149	0.05%	5.32% to	4.69%
2005	0.80 to	1.40	4,490,233	13.14 to	14.72	72,042,518	0.08%	5.65% to	5.01%
2004	0.80 to	1.40	5,607,355	12.44 to	14.02	85,306,314	0.30%	7.29% to	6.64%
Nationwide VIT - Health Sciences Fund - Class II (GVGH2)
2008	0.95 to	2.40	104,433	10.33 to	12.22	1,341,247	0.10%	-26.11% to	-27.19%
2007	0.95 to	2.40	124,698	13.98 to	16.78	2,178,340	0.01%	11.85% to	10.20%
2006	0.95 to	2.40	146,024	12.50 to	15.23	2,295,803	0.00%	1.46% to	-0.02%
2005	0.95 to	2.40	164,699	12.32 to	15.23	2,566,533	0.00%	7.16% to	5.60%
2004	0.95 to	2.40	219,080	11.50 to	14.42	3,205,101	0.00%	6.54% to	4.98%
Nationwide VIT - Health Sciences Fund - Class III (GVGHS)
2008	0.80 to	1.40	425,425	11.01 to	10.57	4,518,907	0.27%	-25.83% to	-26.28%
2007	0.80 to	1.40	476,539	14.84 to	14.34	6,861,700	0.07%	12.32% to	11.63%
2006	0.80 to	1.40	539,659	13.21 to	12.84	6,954,737	0.00%	1.88% to	1.27%
2005	0.80 to	1.40	681,589	12.97 to	12.68	8,666,245	0.00%	7.56% to	6.91%
2004	0.80 to	1.40	753,248	12.06 to	11.86	8,950,781	0.00%	6.98% to	6.33%
Nationwide VIT - Health Sciences Fund - Class VI (GVGH6)
2008	0.95 to	2.60	1,764,395	8.88 to	8.21	15,216,848	0.03%	-26.15% to	-27.38%
2007	0.95 to	2.60	1,289,936	12.03 to	11.31	15,179,536	0.06%	11.90% to	10.02%
2006	0.95 to	2.50	1,150,570	10.75 to	10.31	12,177,962	0.00%	1.45% to	-0.14%
2005	0.95 to	2.75	981,490	10.59 to	10.28	10,290,290	0.00%	7.21% to	5.27%
2004	0.95 to	2.65	506,914	9.88 to	9.77	4,990,392	0.00%	-1.18% to	-2.31	%(a) (b)
Nationwide VIT - International Index Fund - Class VIII (GVIX8)
2008	0.80 to	2.75	996,023	6.68 to	6.33	6,515,309	1.84%	-43.55% to	-44.66%
2007	0.80 to	2.60	994,418	11.83 to	11.48	11,613,924	1.36%	8.51% to	6.53%
2006	0.80 to	2.50	344,723	10.90 to	10.78	3,735,515	1.44%	9.05% to	7.80	%(a) (b)
Nationwide VIT - Investor Destinations Aggressive Fund - Class II (GVIDA)
2008	0.80 to	3.10	28,976,150	10.00 to	10.31	340,600,981	2.05%	-37.35% to	-38.81%
2007	0.80 to	3.10	31,376,425	15.96 to	16.85	595,372,007	1.99%	5.11% to	2.66%
2006	0.80 to	3.15	31,476,825	15.19 to	16.39	574,617,190	2.05%	15.94% to	13.20%
2005	0.80 to	3.15	28,651,809	13.10 to	14.48	456,283,327	2.09%	7.07% to	4.54%
2004	0.80 to	3.15	15,370,206	12.24 to	13.85	229,534,791	2.08%	13.11% to	10.44%
(Continued)

134

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*		Units	Unit Fair Value		Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Nationwide VIT - Investor Destinations Conservative Fund - Class II (GVIDC)
2008	0.65 to	2.90	17,322,335	$9.43 to	10.21	$194,173,796	3.48%	-6.63% to	-8.75%
2007	0.80 to	2.90	12,824,884	12.51 to	11.19	155,324,013	3.57%	4.53% to	2.31%
2006	0.80 to	2.90	11,627,252	11.96 to	10.94	135,903,498	3.06%	5.32% to	3.09%
2005	0.80 to	2.90	10,630,963	11.36 to	10.61	119,046,011	2.93%	2.48% to	0.32%
2004	0.80 to	2.85	8,879,736	11.09 to	10.58	97,796,092	2.75%	3.82% to	1.67%
Nationwide VIT - Investor Destinations Moderate Fund - Class II (GVIDM)
2008	0.65 to	3.25	149,844,350	7.75 to	10.12	1,725,868,410	2.83%	-23.70% to	-25.69%
2007	0.75 to	3.25	145,018,915	10.15 to	13.62	2,213,097,547	2.80%	1.55% to	2.21	%(a)
2006	0.80 to	3.25	119,084,540	13.55 to	13.32	1,748,946,215	2.59%	10.46% to	7.74%
2005	0.80 to	3.25	68,034,438	12.27 to	12.36	912,007,522	2.38%	4.50% to	1.93%
2004	0.80 to	3.10	39,171,967	11.74 to	12.16	503,658,002	2.41%	8.66% to	6.14%
Nationwide VIT - Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2008	0.65 to	3.25	102,697,193	6.95 to	10.24	1,214,743,220	2.48%	-31.84% to	-33.62%
2007	0.80 to	3.25	100,235,949	15.31 to	15.43	1,754,174,386	2.38%	5.30% to	2.68%
2006	0.80 to	3.25	84,334,918	14.54 to	15.03	1,411,443,294	2.32%	13.63% to	10.83%
2005	0.80 to	3.25	54,186,761	12.79 to	13.56	803,417,643	2.25%	6.22% to	3.60%
2004	0.80 to	3.25	28,932,284	12.05 to	13.09	404,519,632	2.13%	11.20% to	8.45%
Nationwide VIT - Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
2008	0.65 to	3.20	42,212,488	8.55 to	10.11	478,690,281	3.20%	-15.60% to	-17.76%
2007	0.80 to	3.00	37,093,457	13.43 to	12.41	505,146,597	3.22%	5.01% to	2.67%
2006	0.80 to	3.00	26,410,052	12.79 to	12.09	346,803,038	2.80%	7.56% to	5.18%
2005	0.80 to	3.00	21,337,805	11.89 to	11.49	262,262,110	2.75%	3.65% to	1.36%
2004	0.80 to	3.00	14,377,462	11.47 to	11.34	171,579,370	2.61%	6.30% to	3.94%
Nationwide VIT - J.P. Morgan Balanced Fund - Class I (BF)
2008	0.80 to	1.40	243,504	9.34 to	9.08	2,218,666	2.75%	-26.14% to	-26.59%
2007	0.80 to	1.40	265,247	12.64 to	12.36	3,289,279	2.30%	3.78% to	3.15%
2006	0.80 to	1.40	285,299	12.18 to	11.99	3,426,244	2.46%	11.35% to	10.68%
2005	0.80 to	1.40	230,571	10.94 to	10.83	2,499,509	2.31%	1.72% to	1.11%
2004	1.30 to	1.40	82,004	10.72 to	10.71	878,643	1.67%	7.17% to	7.10	%(a) (b)
Nationwide VIT - Lehman Brothers Core Plus Bond Fund - Class II (NVLCP2)
2008	0.80 to	2.70	224,113	9.88 to	9.75	2,199,217	2.74%	-1.24% to	-2.50	%(a) (b)
Nationwide VIT - Mid Cap Growth Fund - Class I (SGRF)
2008	0.80 to	1.40	1,380,783	3.82 to	3.63	5,042,610	0.00%	-46.54% to	-46.87%
2007	0.80 to	1.40	2,013,233	7.15 to	6.82	13,821,540	0.00%	8.14% to	7.48%
2006	0.80 to	1.40	2,500,190	6.61 to	6.35	15,951,881	0.00%	9.03% to	8.37%
2005	0.80 to	1.40	2,707,801	6.06 to	5.86	15,930,090	0.00%	8.87% to	8.21%
2004	0.80 to	1.40	2,756,609	5.57 to	5.41	14,976,290	0.00%	14.42% to	13.72%
Nationwide VIT - Mid Cap Growth Fund - Class II (SGRF2)
2008	0.95 to	3.20	2,006,297	8.26 to	8.54	18,751,282	0.00%	-46.79% to	-48.01%
2007	0.95 to	3.25	16,359,805	15.52 to	16.39	287,785,579	0.00%	7.69% to	5.18%
2006	0.95 to	3.25	7,591,461	14.41 to	15.58	124,920,647	0.00%	8.61% to	6.09%
2005	0.95 to	2.90	1,755,225	13.27 to	14.83	26,824,934	0.00%	8.56% to	6.43%
2004	0.95 to	2.80	1,007,022	12.22 to	13.96	14,330,559	0.00%	14.12% to	11.99%
Nationwide VIT - Mid Cap Index Fund - Class I (MCIF)
2008	0.80 to	3.05	5,965,468	10.76 to	10.79	67,891,140	1.25%	-36.97% to	-38.41%
2007	0.80 to	3.05	6,776,727	17.07 to	17.51	121,741,631	1.44%	6.69% to	4.26%
2006	0.80 to	2.95	7,922,124	16.00 to	16.86	132,450,412	1.14%	9.01% to	6.66%
2005	0.80 to	3.00	9,202,373	14.67 to	15.79	140,639,610	1.01%	11.20% to	8.75%
2004	0.80 to	3.00	9,133,807	13.20 to	14.52	124,396,672	0.54%	14.81% to	12.26%
Nationwide VIT - Money Market Fund - Class I (SAM)
2008	0.65 to	3.25	58,886,454	10.20 to	9.57	801,127,428	1.98%	1.39% to	-1.26%
2007	0.80 to	3.25	46,091,872	14.17 to	9.69	640,751,455	4.69%	3.95% to	1.37%
2006	0.80 to	3.25	30,582,760	13.64 to	9.56	454,065,260	4.85%	3.70% to	1.14%
2005	0.80 to	2.90	25,994,392	13.15 to	9.55	403,550,772	2.81%	1.85% to	-0.30%
2004	0.80 to	2.85	24,692,825	12.91 to	9.59	402,897,044	0.83%	0.00% to	-2.06%
Nationwide VIT - Multi-Manager International Growth Fund - Class III (NVMIG3)
2008	0.80 to	1.40	236,983	6.11 to	6.08	1,442,366	0.11%	-38.93% to	-39.17	%(a) (b)
Nationwide VIT - Multi-Manager International Growth Fund - Class VI (NVMIG6)
2008	0.65 to	3.25	33,672,563	6.10 to	5.99	203,779,302	0.00%	-39.02% to	-40.09	%(a) (b)
Nationwide VIT - Multi-Manager International Value Fund - Class II (GVDIV2)
2008	0.95 to	2.20	93,231	10.09 to	11.08	1,064,102	1.54%	-46.99% to	-47.74%
2007	0.95 to	2.30	114,548	19.03 to	21.03	2,483,741	1.68%	1.73% to	0.33%
2006	0.95 to	2.30	138,583	18.71 to	20.96	2,966,966	1.79%	21.24% to	19.60%
2005	0.95 to	2.30	159,058	15.43 to	17.53	2,822,637	1.12%	10.73% to	9.22%
2004	0.95 to	2.70	207,842	13.93 to	15.94	3,356,473	3.40%	18.86% to	16.76%
(Continued)

135

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*		Units	Unit Fair Value		Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Nationwide VIT - Multi-Manager International Value Fund - Class III (GVDIV3)
2008	0.80 to	1.40	801,982	$12.15 to	11.74	$9,450,119	1.71%	-46.76% to	-47.09%
2007	0.80 to	1.40	1,163,407	22.81 to	22.18	25,890,831	2.19%	2.10% to	1.48%
2006	0.80 to	1.40	1,414,407	22.34 to	21.85	30,988,347	2.04%	21.77% to	21.03%
2005	0.80 to	1.40	1,317,124	18.35 to	18.06	23,825,534	1.54%	11.16% to	10.49%
2004	0.80 to	1.40	1,098,371	16.51 to	16.34	17,968,143	2.34%	19.30% to	18.58%
Nationwide VIT - Multi-Manager International Value Fund - Class VI (GVDIV6)
2008	0.65 to	3.25	14,917,379	5.44 to	7.48	119,779,486	1.55%	-46.80% to	-48.20%
2007	0.95 to	3.25	17,958,586	15.73 to	14.43	274,210,858	2.13%	1.72% to	-0.66%
2006	0.95 to	3.25	8,623,100	15.46 to	14.53	130,577,252	1.68%	21.25% to	18.44%
2005	0.95 to	2.90	2,983,147	12.75 to	12.34	37,643,603	1.41%	10.74% to	8.57%
2004	0.95 to	2.65	975,961	11.51 to	11.38	11,193,338	0.88%	15.15% to	13.84	%(a) (b)
Nationwide VIT - Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
2008	0.80 to	1.40	4,988	6.33 to	6.30	31,488	0.49%	-36.70% to	-36.95	%(a) (b)
Nationwide VIT - Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)
2008	1.10 to	2.60	100,379	6.31 to	6.25	631,180	0.35%	-36.86% to	-37.51	%(a) (b)
Nationwide VIT - Multi-Manager Large Cap Value Fund - Class II (NVMLV2)
2008	0.80 to	2.75	538,618	6.31 to	6.23	3,379,434	0.97%	-36.85% to	-37.69	%(a) (b)
Nationwide VIT - Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2008	0.80 to	1.40	82,831	6.25 to	6.22	515,576	0.00%	-37.54% to	-37.79	%(a) (b)
Nationwide VIT - Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)
2008	0.65 to	3.25	13,384,980	6.24 to	6.13	82,917,533	0.00%	-37.57% to	-38.67	%(a) (b)
Nationwide VIT - Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
2008	0.65 to	3.25	25,339,928	6.73 to	6.61	169,207,097	1.07%	-32.72% to	-33.90	%(a) (b)
Nationwide VIT - Multi-Manager Small Cap Growth Fund - Class I (SCGF)
2008	0.80 to	1.40	1,159,659	4.50 to	4.27	4,987,989	0.00%	-46.85% to	-47.17%
2007	0.80 to	1.40	1,333,156	8.47 to	8.08	10,842,638	0.00%	8.87% to	8.21%
2006	0.80 to	1.40	1,582,686	7.78 to	7.47	11,881,738	0.00%	2.38% to	1.77%
2005	0.80 to	1.40	2,005,492	7.60 to	7.34	14,778,743	0.00%	7.23% to	6.58%
2004	0.80 to	1.40	2,492,775	7.08 to	6.89	17,218,219	0.00%	12.51% to	11.83%
Nationwide VIT - Multi-Manager Small Cap Growth Fund - Class II (SCGF2)
2008	0.95 to	2.65	968,639	5.59 to	8.75	9,006,487	0.00%	-47.04% to	-47.96%
2007	0.95 to	2.80	1,534,096	10.55 to	15.18	26,997,038	0.00%	5.55% to	6.42	%(a)
2006	1.10 to	2.50	874,697	16.77 to	15.87	14,347,686	0.00%	1.86% to	0.42%
2005	1.10 to	2.50	833,849	16.47 to	15.81	13,450,257	0.00%	6.55% to	5.05%
2004	1.10 to	2.50	638,942	15.45 to	15.05	9,662,816	0.00%	11.92% to	10.34%
Nationwide VIT - Multi-Manager Small Cap Value Fund - Class I (SCVF)
2008	0.80 to	1.40	2,629,323	14.74 to	13.81	36,629,666	1.08%	-32.70% to	-33.10%
2007	0.80 to	1.40	3,462,637	21.90 to	20.65	72,051,759	1.12%	-7.64% to	-8.21%
2006	0.80 to	1.40	4,662,412	23.71 to	22.50	105,594,388	0.43%	16.36% to	15.66%
2005	0.80 to	1.40	5,997,704	20.38 to	19.45	117,326,190	0.06%	2.25% to	1.63%
2004	0.80 to	1.40	7,841,197	19.93 to	19.14	150,777,246	0.00%	16.36% to	15.66%
Nationwide VIT - Multi-Manager Small Cap Value Fund - Class II (SCVF2)
2008	0.85 to	2.90	1,254,598	6.75 to	11.18	17,069,075	0.90%	-32.88% to	-34.27%
2007	0.95 to	2.70	1,429,150	14.60 to	19.38	29,121,568	0.90%	-8.12% to	-9.75%
2006	0.95 to	2.70	1,931,451	15.89 to	21.48	43,101,602	0.22%	15.99% to	13.94%
2005	0.95 to	2.50	1,711,970	13.70 to	18.96	33,130,471	0.00%	1.81% to	0.22%
2004	0.95 to	2.70	1,569,325	13.45 to	18.85	30,077,570	0.00%	15.89% to	13.84%
Nationwide VIT - Multi-Manager Small Company Fund - Class I (SCF)
2008	0.80 to	1.40	3,418,854	24.14 to	22.30	76,995,047	0.79%	-38.68% to	-39.06%
2007	0.80 to	1.40	4,226,617	39.37 to	36.59	156,048,695	0.09%	1.31% to	0.69%
2006	0.80 to	1.40	5,162,695	38.86 to	36.34	189,121,006	0.10%	11.14% to	10.47%
2005	0.80 to	1.40	6,249,268	34.96 to	32.89	206,998,058	0.00%	11.42% to	10.75%
2004	0.80 to	1.40	7,419,392	31.38 to	29.70	221,665,394	0.00%	18.07% to	17.36%
Nationwide VIT - Multi-Manager Small Company Fund - Class II (SCF2)
2008	0.65 to	3.25	4,915,642	6.21 to	10.48	61,690,354	0.61%	-38.76% to	-40.36%
2007	0.95 to	3.25	4,806,056	16.16 to	17.57	99,556,181	0.00%	0.92% to	-1.44%
2006	0.95 to	3.25	4,583,575	16.02 to	17.83	94,540,917	0.06%	10.69% to	8.13%
2005	0.95 to	2.90	3,282,029	14.47 to	16.65	61,689,901	0.00%	10.95% to	8.77%
2004	0.95 to	2.65	2,079,601	13.04 to	16.79	35,465,182	0.00%	17.66% to	15.64%
(Continued)

136

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*		Units	Unit Fair Value		Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Nationwide VIT - Nationwide Fund - Class I (TRF)
2008	0.80 to	1.40	3,836,090	$14.51 to	16.35	$139,622,623	1.38%	-42.02% to	-42.37%
2007	0.80 to	1.40	4,753,992	25.03 to	28.38	292,472,857	1.05%	7.31% to	6.66%
2006	0.80 to	1.40	3,758,145	23.33 to	26.61	99,304,252	1.04%	12.72% to	12.04%
2005	0.80 to	1.40	4,977,888	20.70 to	23.75	117,501,938	0.87%	6.58% to	5.94%
2004	0.80 to	1.40	6,455,251	19.42 to	22.41	143,936,000	1.22%	8.87% to	8.22%
Tax qualified
2006	1.30		1,402,652	109.59		153,719,563	1.04%	12.15%
2005	1.30		1,654,420	97.71		161,661,582	0.87%	6.05%
2004	1.30		1,922,412	92.14		177,133,737	1.22%	8.32%
Non-tax qualified
2006	1.30		720,281	106.77		76,904,383	1.04%	12.15%
2005	1.30		839,281	95.20		79,898,458	0.87%	6.05%
2004	1.30		986,311	89.77		88,539,823	1.22%	8.32%
Nationwide VIT - Nationwide Fund - Class II (TRF2)
2008	0.65 to	3.25	28,046,162	5.97 to	8.44	280,666,419	1.23%	-41.99% to	-43.51%
2007	0.95 to	3.25	23,169,599	10.10 to	14.95	404,959,033	0.93%	1.03% to	4.37	%(a)
2006	1.10 to	3.25	11,257,455	16.96 to	14.32	185,406,908	0.96%	12.16% to	9.73%
2005	1.10 to	2.95	1,503,114	15.12 to	13.16	22,317,067	0.68%	5.87% to	3.89%
2004	1.10 to	2.95	618,825	14.29 to	12.67	8,749,904	1.25%	8.33% to	6.30%
Nationwide VIT - Nationwide Leaders Fund - Class III (GVUSL)
2008	0.80 to	1.40	344,880	8.54 to	8.20	2,847,343	0.77%	-50.34% to	-50.64%
2007	0.80 to	1.40	397,523	17.20 to	16.62	6,641,009	1.16%	10.66% to	9.99%
2006	0.80 to	1.40	416,108	15.55 to	15.11	6,311,879	0.74%	15.20% to	14.50%
2005	0.80 to	1.40	335,241	13.49 to	13.20	4,438,380	1.75%	9.42% to	8.76%
2004	0.80 to	1.40	109,158	12.33 to	12.13	1,327,655	0.41%	17.82% to	17.11%
Nationwide VIT - Neuberger Berman Multi-Cap Opportunities Fund - Class I (NVNMO1)
2008	1.30 to	1.40	12,714	5.14 to	5.13	65,309	0.00%	-48.63% to	-48.66	%(a) (b)
Nationwide VIT - Neuberger Berman Multi-Cap Opportunities Fund - Class II (NVNMO2)
2008	1.10 to	2.75	165,613	5.12 to	5.06	843,322	0.00%	-48.84% to	-49.41	%(a) (b)
Nationwide VIT - Neuberger Berman Socially Responsible Fund - Class I (NVNSR1)
2008	0.80 to	1.40	255,949	6.15 to	6.12	1,567,453	0.43%	-38.55% to	-38.80	%(a) (b)
Nationwide VIT - Neuberger Berman Socially Responsible Fund - Class II (NVNSR2)
2008	0.65 to	3.25	41,560,970	6.15 to	6.04	253,618,648	0.39%	-38.50% to	-39.59	%(a) (b)
Nationwide VIT - Short Term Bond Fund - Class II (NVSTB2)
2008	0.80 to	2.90	1,618,282	9.89 to	9.75	15,898,860	2.47%	-1.10% to	-2.50	%(a) (b)
Nationwide VIT - Technology and Communications Fund - Class I (GGTC)
2008	0.80 to	1.40	69,320	2.04 to	1.94	135,605	0.00%	-48.98% to	-49.29%
2007	0.80 to	1.40	89,808	4.00 to	3.83	346,234	0.00%	19.13% to	18.40%
2006	0.80 to	1.40	134,349	3.36 to	3.23	437,058	0.00%	10.28% to	9.62%
2005	0.80 to	1.40	206,846	3.05 to	2.95	613,233	0.00%	-1.31% to	-1.91%
2004	0.80 to	1.40	275,982	3.09 to	3.01	833,304	0.00%	3.48% to	2.85%
Nationwide VIT - Technology and Communications Fund - Class II (GGTC2)
2008	1.15 to	2.45	59,489	10.17 to	9.41	593,313	0.00%	-49.38% to	-50.05%
2007	0.95 to	2.45	77,916	13.74 to	18.83	1,535,827	0.00%	18.85% to	17.04%
2006	0.95 to	2.45	86,480	11.56 to	16.09	1,441,736	0.00%	9.63% to	7.97%
2005	0.95 to	2.45	103,102	10.55 to	14.90	1,576,432	0.00%	-1.72% to	-3.20%
2004	0.95 to	2.45	153,937	10.73 to	15.39	2,408,354	0.00%	3.04% to	1.48%
Nationwide VIT - Technology and Communications Fund - Class III (GGTC3)
2008	0.80 to	1.40	328,516	7.53 to	7.23	2,390,551	0.00%	-49.00% to	-49.31%
2007	0.80 to	1.40	430,126	14.77 to	14.27	6,165,718	0.00%	19.22% to	18.49%
2006	0.80 to	1.40	503,432	12.38 to	12.04	6,083,287	0.00%	10.20% to	9.53%
2005	0.80 to	1.40	399,751	11.24 to	10.99	4,406,502	0.00%	-1.31% to	-1.90%
2004	0.80 to	1.40	575,407	11.39 to	11.20	6,459,815	0.00%	3.44% to	2.82%
Nationwide VIT - Technology and Communications Fund - Class VI (GGTC6)
2008	0.95 to	2.80	677,283	7.10 to	6.50	4,669,470	0.00%	-49.29% to	-50.25%
2007	0.95 to	2.80	1,169,229	14.01 to	13.07	15,963,363	0.00%	18.76% to	16.53%
2006	0.95 to	2.45	606,445	11.79 to	11.33	7,020,073	0.00%	10.14% to	8.48%
2005	0.95 to	2.50	335,200	10.71 to	10.43	3,556,148	0.00%	-1.72% to	-3.25%
2004	0.95 to	2.40	250,218	10.89 to	10.79	2,713,673	0.00%	8.94% to	7.89	%(a) (b)
Nationwide VIT - U.S. Growth Leaders Fund - Class II (GVUG2)
2008	0.95 to	2.95	1,047,552	6.51 to	10.06	12,820,073	0.00%	-42.03% to	-43.20%
2007	0.95 to	2.95	1,094,930	11.22 to	17.70	23,231,890	0.00%	12.24% to	18.50	%(a)
2006	1.10 to	2.95	1,117,672	18.07 to	14.94	19,776,812	0.17%	-1.60% to	-3.43%
2005	1.10 to	2.95	1,053,974	18.36 to	15.47	19,056,867	0.00%	10.47% to	8.41%
2004	1.10 to	2.95	643,867	16.62 to	14.27	10,597,692	0.00%	10.87% to	8.79%
(Continued)

137

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*		Units	Unit Fair Value		Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Nationwide VIT - U.S. Growth Leaders Fund - Class III (GVUGL)
2008	0.80 to	1.40	270,231	$10.76 to	10.33	$2,805,775	0.00%	-41.73% to	-42.08%
2007	0.80 to	1.40	329,074	18.46 to	17.84	5,894,162	0.00%	21.45% to	20.71%
2006	0.80 to	1.40	454,175	15.20 to	14.78	6,733,083	0.25%	-1.08% to	-1.68%
2005	0.80 to	1.40	651,383	15.37 to	15.03	9,813,069	0.00%	11.10% to	10.43%
2004	0.80 to	1.40	652,165	13.83 to	13.61	8,890,581	0.00%	11.55% to	10.87%
Nationwide VIT - Van Kampen Comstock Value Fund - Class II (EIF2)
2008	0.65 to	3.25	8,010,536	6.21 to	9.03	85,951,615	1.57%	-37.63% to	-39.26%
2007	0.80 to	3.25	18,188,564	12.93 to	14.86	315,762,751	1.56%	-3.39% to	-5.79%
2006	0.80 to	3.25	11,215,121	13.38 to	15.77	203,267,045	1.51%	14.64% to	11.81%
2005	0.80 to	3.00	3,772,570	11.67 to	14.20	60,363,959	1.31%	3.12% to	0.84%
2004	0.80 to	3.00	2,181,509	11.32 to	14.09	34,193,585	1.18%	13.17% to	13.57	%(a)
Nationwide VIT - Van Kampen Multi-Sector Bond Fund - Class I (MSBF)
2008	0.80 to	2.95	4,888,835	12.10 to	8.86	50,278,472	7.18%	-17.95% to	-19.73%
2007	0.80 to	2.95	5,127,598	14.75 to	11.04	65,624,015	3.96%	3.78% to	1.52%
2006	0.80 to	2.70	4,491,128	14.21 to	11.36	56,418,087	4.15%	4.00% to	2.02%
2005	0.80 to	2.35	4,431,813	13.67 to	11.25	54,176,221	4.11%	1.36% to	-0.21%
2004	0.80 to	2.35	3,294,635	13.48 to	11.28	40,671,999	5.14%	5.68% to	4.03%
Nationwide VIT - Van Kampen Real Estate Fund - Class I (NVRE1)
2008	0.80 to	1.40	146,484	5.62 to	5.59	819,751	4.56%	-43.84% to	-44.06	%(a) (b)
Nationwide VIT - Van Kampen Real Estate Fund - Class II (NVRE2)
2008	0.95 to	2.80	319,169	5.60 to	5.53	1,779,763	3.53%	-44.02% to	-44.73	%(a) (b)
Neuberger Berman AMT - Growth Portfolio - Class I (AMTG)
2008	0.80 to	1.40	2,411,370	12.76 to	14.52	67,084,772	0.00%	-44.13% to	-44.47%
2007	0.80 to	1.40	2,896,657	22.83 to	26.15	143,154,846	0.00%	21.71% to	20.97%
2006	0.80 to	1.40	3,507,840	18.76 to	21.62	141,328,488	0.00%	13.16% to	12.48%
2005	0.80 to	1.40	4,407,773	16.58 to	19.22	155,259,354	0.00%	12.59% to	11.91%
2004	0.80 to	1.40	5,418,656	14.72 to	17.18	167,323,055	0.00%	15.67% to	14.97%
Neuberger Berman AMT - Guardian Portfolio - Class I (AMGP)
2008	0.80 to	1.40	928,163	9.15 to	8.57	8,023,491	0.53%	-37.75% to	-38.13%
2007	0.80 to	1.40	1,105,261	14.69 to	13.86	15,420,332	0.26%	6.52% to	5.88%
2006	0.80 to	1.40	1,399,614	13.79 to	13.09	18,425,578	0.61%	12.47% to	11.79%
2005	0.80 to	1.40	1,777,747	12.26 to	11.71	20,912,861	0.14%	7.53% to	6.88%
2004	0.80 to	1.40	2,342,770	11.40 to	10.95	25,763,450	0.11%	14.89% to	14.19%
Neuberger Berman AMT - International Portfolio - Class S (AMINS)
2008	0.80 to	3.25	1,025,292	5.65 to	7.10	7,732,508	0.00%	-46.87% to	-48.18%
2007	0.80 to	3.25	20,563,376	10.64 to	13.71	293,656,493	2.14%	2.38% to	-0.16%
2006	0.80 to	3.25	10,936,799	10.39 to	13.73	153,950,501	0.34%	3.93% to	19.45	%(a)
2005	1.10 to	2.90	816,611	11.66 to	11.52	9,478,809	0.19%	16.64% to	15.23	%(a) (b)
Neuberger Berman AMT - Mid Cap Growth Portfolio - Class S (AMMCGS)
2008	0.95 to	2.45	400,219	10.54 to	11.44	4,818,061	0.00%	-44.05% to	-44.90%
2007	0.95 to	2.80	507,184	18.83 to	20.39	10,958,939	0.00%	21.03% to	18.76%
2006	0.95 to	2.80	502,810	15.56 to	17.17	9,020,221	0.00%	13.39% to	11.27%
2005	0.95 to	2.80	497,419	13.72 to	15.43	7,966,901	0.00%	12.35% to	10.26%
2004	0.95 to	2.80	543,076	12.22 to	13.99	7,797,293	0.00%	14.93% to	12.79%
Neuberger Berman AMT - Partners Portfolio - Class I (AMTP)
2008	0.80 to	1.40	4,031,046	14.91 to	17.56	71,403,179	0.49%	-52.77% to	-53.06%
2007	0.80 to	1.40	4,821,251	31.57 to	37.41	181,803,724	0.61%	8.46% to	7.80%
2006	0.80 to	1.40	5,867,088	29.10 to	34.71	205,069,108	0.68%	11.35% to	10.67%
2005	0.80 to	1.40	7,134,701	26.14 to	31.36	225,087,003	0.95%	17.10% to	16.40%
2004	0.80 to	1.40	7,656,207	22.32 to	26.94	207,292,280	0.01%	18.02% to	17.31%
Neuberger Berman AMT - Regency Portfolio - Class S (AMRS)
2008	0.80 to	2.95	1,216,019	5.60 to	6.46	8,275,433	0.93%	-46.38% to	-47.55%
2007	0.80 to	2.95	1,309,013	10.44 to	12.31	16,737,536	0.38%	2.22% to	0.00%
2006	0.80 to	2.55	1,440,361	10.21 to	12.39	18,134,505	0.33%	2.14% to	8.11	%(a)
2005	1.10 to	2.70	345,932	11.58 to	11.45	3,990,761	0.00%	15.77% to	14.53	%(a) (b)
Neuberger Berman AMT - Small Cap Growth Portfolio - Class S (AMFAS)
2008	0.80 to	2.80	406,370	5.85 to	7.91	3,706,928	0.00%	-39.96% to	-41.17%
2007	0.80 to	2.80	392,938	9.74 to	13.45	6,032,559	0.00%	-0.29% to	-2.32%
2006	0.80 to	2.50	399,331	9.77 to	15.09	6,218,632	0.00%	-2.34% to	2.63	%(a)
2005	0.95 to	2.50	361,496	12.43 to	14.71	5,431,443	0.00%	1.92% to	0.33%
2004	1.05 to	2.50	257,470	12.18 to	14.66	3,819,533	0.00%	10.70% to	9.08%
Neuberger Berman AMT - Socially Responsive Portfolio - Class I (AMSRS)
2008	0.80 to	3.05	2,392,040	8.68 to	9.31	24,246,445	0.27%	-39.93% to	-41.29%
2007	0.80 to	3.25	29,683,131	14.45 to	15.71	500,470,234	0.10%	6.75% to	4.10%
2006	0.80 to	3.25	14,567,602	13.54 to	15.09	232,049,667	0.09%	12.80% to	10.02%
2005	0.80 to	3.00	2,318,131	12.00 to	13.81	33,095,968	0.00%	6.00% to	3.66%
2004	0.95 to	3.00	851,027	12.45 to	13.32	11,561,669	0.00%	12.20% to	9.88%
(Continued)

138

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*		Units	Unit Fair Value		Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Oppenheimer VAF - Balanced Fund - Non-Service Class (OVMS)
2008	0.80 to	1.40	2,972,160	$13.61 to	14.36	$52,339,138	2.98%	-43.92% to	-44.26%
2007	0.80 to	1.40	3,793,326	24.27 to	25.77	119,039,885	2.68%	2.95% to	2.33%
2006	0.80 to	1.40	4,523,880	23.58 to	25.18	137,769,586	2.17%	10.26% to	9.59%
2005	0.80 to	1.40	5,647,775	21.38 to	22.98	155,150,510	1.80%	3.06% to	2.44%
2004	0.80 to	1.40	6,601,220	20.75 to	22.43	175,416,139	1.04%	9.22% to	8.56%
Oppenheimer VAF - Capital Appreciation Fund - Service Class (OVCAFS)
2008	0.95 to	2.95	3,576,621	7.76 to	7.81	33,310,024	0.00%	-46.18% to	-47.27%
2007	0.95 to	2.95	3,981,882	14.42 to	14.82	69,363,812	0.01%	12.77% to	10.48%
2006	0.95 to	2.95	4,129,863	12.79 to	13.41	64,078,686	0.19%	6.66% to	4.51%
2005	0.95 to	2.90	4,173,108	11.99 to	12.85	61,055,416	0.66%	3.87% to	1.83%
2004	0.95 to	2.75	3,161,586	11.54 to	12.65	44,803,436	0.18%	5.60% to	3.68%
Oppenheimer VAF - Capital Appreciation Fund - Non-Service Class (OVGR)
2008	0.80 to	1.40	3,977,449	10.59 to	9.88	39,665,920	0.15%	-45.95% to	-46.28%
2007	0.80 to	1.40	4,805,480	19.60 to	18.39	89,129,237	0.24%	13.23% to	12.54%
2006	0.80 to	1.40	6,037,158	17.31 to	16.34	99,391,010	0.39%	7.09% to	6.44%
2005	0.80 to	1.40	7,865,933	16.16 to	15.36	121,515,526	0.95%	4.26% to	3.63%
2004	0.80 to	1.40	10,200,109	15.50 to	14.82	151,901,981	0.31%	6.08% to	5.44%
Oppenheimer VAF - Core Bond Fund - Non-Service Class (OVB)
2008	0.80 to	1.40	3,473,316	10.78 to	10.87	48,106,805	4.82%	-39.54% to	-39.90%
2007	0.80 to	1.40	4,466,808	17.82 to	18.09	102,125,225	5.26%	3.55% to	2.92%
2006	0.80 to	1.40	5,265,751	17.21 to	17.57	115,936,276	5.40%	4.44% to	3.81%
2005	0.80 to	1.40	6,433,177	16.48 to	16.93	135,323,164	5.43%	1.77% to	1.15%
2004	0.80 to	1.40	8,037,160	16.19 to	16.74	165,175,386	4.84%	4.65% to	4.02%
Oppenheimer VAF - Global Securities Fund - Class 3 (OVGS3)
2008	0.80 to	1.40	4,134,462	13.99 to	13.52	56,156,335	1.57%	-40.67% to	-41.03%
2007	0.80 to	1.40	4,898,499	23.58 to	22.92	112,720,550	1.39%	5.48% to	4.84%
2006	0.80 to	1.40	5,524,646	22.35 to	21.86	121,147,673	0.98%	16.75% to	16.05%
2005	0.80 to	1.40	5,308,749	19.15 to	18.84	100,226,186	0.96%	13.43% to	12.74%
2004	0.80 to	1.40	4,802,654	16.88 to	16.71	80,353,321	1.07%	18.24% to	17.53%
Oppenheimer VAF - Global Securities Fund - Class 4 (OVGS4)
2008	0.95 to	2.70	5,863,169	9.43 to	8.68	53,981,607	1.24%	-40.91% to	-41.96%
2007	0.95 to	2.70	6,661,852	15.96 to	14.96	104,330,390	1.12%	5.05% to	3.18%
2006	0.95 to	2.70	6,304,392	15.20 to	14.50	94,470,011	0.85%	16.29% to	14.24%
2005	0.95 to	2.50	5,674,152	13.07 to	12.73	73,470,008	0.64%	12.97% to	11.20%
2004	0.95 to	2.70	2,505,064	11.57 to	11.43	28,879,946	0.00%	15.69% to	14.33	%(a) (b)
Oppenheimer VAF - Global Securities Fund - Non-Service Class (OVGS)
2008	0.80 to	1.40	4,605,983	24.87 to	23.88	117,211,377	1.61%	-40.67% to	-41.03%
2007	0.80 to	1.40	5,756,123	41.92 to	40.49	248,042,653	1.41%	5.46% to	4.82%
2006	0.80 to	1.40	7,165,665	39.75 to	38.62	294,029,956	1.05%	16.75% to	16.05%
2005	0.80 to	1.40	8,956,758	34.04 to	33.28	315,862,240	1.04%	13.40% to	12.71%
2004	0.80 to	1.40	11,400,256	30.02 to	29.53	355,783,572	1.28%	18.21% to	17.50%
Oppenheimer VAF - Global Securities Fund - Service Class (OVGSS)
2008	0.95 to	2.30	675,950	11.35 to	13.48	9,467,392	1.32%	-40.90% to	-41.71%
2007	0.95 to	2.30	862,593	19.20 to	23.12	20,585,407	1.22%	5.07% to	3.63%
2006	0.95 to	2.30	967,988	18.27 to	22.31	22,124,575	0.88%	16.25% to	14.67%
2005	0.95 to	2.30	1,118,144	15.72 to	19.46	22,094,897	0.85%	12.98% to	11.44%
2004	0.95 to	2.30	1,316,404	13.91 to	17.46	23,100,094	1.49%	17.75% to	16.15%
Oppenheimer VAF - High Income Fund - Class 3 (OVHI3)
2008	0.80 to	1.40	126,679	2.01 to	1.99	252,740	4.88%	-79.06% to	-79.19%
2007	0.80 to	1.40	48,923	9.61 to	9.57	468,403	0.00%	-3.91% to	-4.30	%(a) (b)
Oppenheimer VAF - High Income Fund - Class 4 (OVHI4)
2008	0.95 to	2.80	2,070,239	2.03 to	1.97	4,158,939	5.83%	-78.83% to	-79.23%
2007	0.95 to	2.75	991,751	9.59 to	9.47	9,472,520	0.00%	-4.12% to	-5.29	%(a) (b)
Oppenheimer VAF - High Income Fund - Non-Service Class (OVHI)
2008	0.80 to	1.40	23,524	2.21 to	2.18	51,336	8.75%	-78.84% to	-78.97%
2007	0.80 to	1.40	49,246	10.46 to	10.35	510,531	7.99%	-0.91% to	-1.51%
2006	1.30 to	1.40	87,967	10.52 to	10.51	924,954	0.00%	5.16% to	5.09	%(a) (b)
Oppenheimer VAF - High Income Fund - Service Class (OVHIS)
2008	0.95 to	2.70	1,274,342	2.64 to	2.70	3,677,309	7.68%	-78.78% to	-79.15%
2007	0.95 to	2.70	1,877,575	12.44 to	12.94	25,692,805	8.06%	-1.42% to	-3.17%
2006	0.95 to	2.75	3,180,409	12.62 to	12.22	44,449,263	7.17%	8.19% to	6.23%
2005	0.95 to	2.45	3,038,153	11.66 to	12.67	39,502,363	5.82%	1.04% to	-0.49%
2004	0.95 to	2.35	2,601,130	11.54 to	13.18	33,693,872	4.57%	7.70% to	6.24%
Oppenheimer VAF - Main Street Small Cap Fund(R) - Non-Service Class (OVSC)
2008	0.80 to	1.40	440,857	6.07 to	5.97	2,638,595	0.51%	-38.33% to	-38.70%
2007	0.80 to	1.40	418,752	9.84 to	9.74	4,084,325	0.29%	-2.00% to	-2.60%
2006	0.80 to	1.40	227,665	10.04 to	10.00	2,277,965	0.00%	0.41% to	0.01	% (a) (b)
(Continued)

139

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*		Units	Unit Fair Value		Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Oppenheimer VAF - Main Street Small Cap Fund(R) - Service Class (OVSCS)
2008	0.65 to	3.25	8,337,343	$6.27 to	10.52	$105,311,346	0.29%	-38.41% to	-40.02%
2007	0.95 to	3.25	6,050,092	16.03 to	17.54	125,648,459	0.13%	-2.33% to	-4.61%
2006	0.95 to	3.25	3,305,000	16.41 to	18.39	70,852,158	0.01%	13.57% to	10.94%
2005	0.95 to	2.90	1,105,896	14.45 to	16.74	21,104,247	0.00%	8.68% to	6.54%
2004	0.95 to	2.70	731,026	13.29 to	17.34	12,914,027	0.00%	18.05% to	15.96%
Oppenheimer VAF - Main Street(R) - Non-Service Class (OVGI)
2008	0.80 to	1.40	2,022,607	6.69 to	6.35	12,938,096	1.56%	-38.96% to	-39.33%
2007	0.80 to	1.40	2,487,109	10.97 to	10.47	26,194,088	1.03%	3.58% to	2.95%
2006	0.80 to	1.40	2,841,846	10.59 to	10.17	29,040,677	1.13%	14.11% to	13.42%
2005	0.80 to	1.40	3,231,392	9.28 to	8.96	29,087,134	1.38%	5.13% to	4.50%
2004	0.80 to	1.40	3,830,214	8.83 to	8.58	32,960,291	0.87%	8.58% to	7.93%
Oppenheimer VAF - Main Street(R) - Service Class (OVGIS)
2008	0.65 to	3.25	27,005,578	6.26 to	8.57	272,771,613	1.22%	-39.02% to	-40.62%
2007	0.95 to	3.25	24,014,369	14.72 to	14.44	402,804,694	0.63%	3.16% to	0.75%
2006	0.95 to	3.25	14,409,505	14.27 to	14.33	236,003,634	0.48%	13.67% to	11.04%
2005	0.95 to	2.95	3,831,295	12.56 to	13.01	55,729,762	0.95%	4.74% to	2.63%
2004	0.95 to	2.85	2,371,195	11.99 to	12.70	33,173,754	0.49%	8.11% to	6.04%
Oppenheimer VAF - Mid Cap Fund - Non-Service Class (OVAG)
2008	0.80 to	1.40	2,176,324	3.41 to	3.24	7,101,334	0.00%	-49.48% to	-49.78%
2007	0.80 to	1.40	2,576,050	6.75 to	6.45	16,720,309	0.00%	5.48% to	4.84%
2006	0.80 to	1.40	3,147,364	6.40 to	6.15	19,465,941	0.00%	2.13% to	1.52%
2005	0.80 to	1.40	4,765,383	6.27 to	6.06	28,985,432	0.00%	11.43% to	10.76%
2004	0.80 to	1.40	5,103,889	5.63 to	5.47	28,008,620	0.00%	18.82% to	18.10%
Pioneer Small Cap Value II VCT Portfolio - Class I (SFRSCV)
2005	0.95 to	1.05	80,124	15.46 to	15.43	1,237,644	0.48%	13.86% to	13.74%
2004	0.95 to	1.05	38,238	13.58 to	13.56	519,026	0.00%	21.15% to	21.02%
Pioneer VCT - Pioneer Small Cap Value Portfolio - Class I (PISVP1)
2008	0.95 to	1.05	105,733	6.12 to	6.10	646,042	0.60%	-38.59% to	-38.65%
2007	0.95 to	1.05	117,897	9.96 to	9.95	1,173,591	0.73%	-7.85% to	-7.94%
2006	0.95 to	1.05	124,148	10.81 to	10.80	1,341,708	0.26%	8.10% to	8.04	%(a) (b)
Putnam VT - Growth and Income Fund - Class IB (PVGIB)
2008	1.05 to	2.80	387,088	8.31 to	8.26	3,423,016	2.18%	-39.34% to	-40.42%
2007	1.05 to	2.80	468,881	13.69 to	13.86	6,876,101	1.36%	-7.03% to	-8.68%
2006	1.05 to	2.80	551,603	14.73 to	15.18	8,748,454	1.52%	14.70% to	12.67%
2005	0.95 to	2.80	644,011	12.87 to	13.47	8,937,063	1.64%	4.23% to	2.29%
2004	1.05 to	2.80	491,760	12.33 to	13.17	6,602,053	0.90%	9.94% to	8.00%
Putnam VT - International Equity Fund - Class IB (PVTIGB)
2008	1.15 to	2.40	61,180	12.12 to	11.28	724,632	2.19%	-44.60% to	-45.30%
2007	1.15 to	2.40	71,037	21.88 to	20.62	1,525,012	2.96%	7.11% to	5.75%
2006	1.15 to	2.40	87,538	20.43 to	19.50	1,761,143	0.61%	26.25% to	24.66%
2005	1.15 to	2.65	92,906	16.18 to	15.53	1,485,977	1.49%	10.91% to	9.23%
2004	1.15 to	2.65	126,817	14.59 to	14.22	1,836,698	2.11%	14.86% to	13.12%
Putnam VT - Voyager Fund - Class IB (PVTVB)
2008	1.15 to	2.80	142,184	8.63 to	7.85	1,187,340	0.00%	-37.76% to	-38.80%
2007	1.15 to	2.80	168,443	13.87 to	12.82	2,271,117	0.00%	4.30% to	2.55%
2006	0.95 to	2.80	213,216	12.21 to	12.50	2,766,251	0.10%	4.44% to	2.49%
2005	0.95 to	2.80	276,236	11.69 to	12.20	3,456,648	0.71%	4.69% to	2.74%
2004	1.10 to	2.80	261,001	12.22 to	11.87	3,144,631	0.17%	3.88% to	2.09%
T. Rowe Price Blue Chip Growth Portfolio - II (TRBCG2)
2008	0.65 to	3.25	19,673,406	5.86 to	7.07	147,156,139	0.12%	-43.02% to	-44.52%
2007	0.80 to	3.25	10,055,319	11.81 to	12.74	133,588,581	0.14%	11.58% to	8.81%
2006	0.80 to	2.90	1,860,568	10.59 to	11.78	22,408,234	0.29%	5.86% to	6.17	%(a)
2005	1.10 to	2.90	596,546	11.23 to	11.10	6,676,122	0.19%	12.32% to	10.96	%(a) (b)
T. Rowe Price Equity Income Portfolio - II (TREI2)
2008	0.80 to	2.95	7,723,076	7.13 to	7.43	60,261,084	2.21%	-36.78% to	-38.15%
2007	0.80 to	2.95	6,128,523	11.28 to	12.01	76,349,143	1.66%	2.20% to	-0.03%
2006	0.80 to	2.95	4,412,317	11.04 to	12.01	54,220,730	1.32%	10.35% to	15.16	%(a)
2005	1.10 to	2.80	1,288,795	10.56 to	10.44	13,568,484	1.31%	5.59% to	4.39	%(a) (b)
T. Rowe Price Limited Term Bond Portfolio - Class II (TRLT2)
2008	0.80 to	2.90	4,360,949	10.79 to	10.08	46,053,950	3.75%	0.50% to	-1.63%
2007	0.80 to	2.90	2,984,605	10.74 to	10.25	31,585,239	3.11%	4.38% to	2.16%
2006	1.10 to	2.80	897,335	10.34 to	10.05	9,206,800	3.73%	2.88% to	1.12%
2005	1.10 to	2.70	297,273	10.05 to	9.95	2,977,178	2.51%	0.54% to	-0.54	%(a) (b)
(Continued)

140

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*		Units	Unit Fair Value		Contract Owners’ Equity	Investment Income Ratio**	Total Return***

The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)
2008	0.80 to	1.40	2,380,596	$12.77 to	15.38	$38,616,074	0.77%	-34.95% to	-35.34%
2007	0.80 to	1.40	2,887,153	19.64 to	23.79	72,290,938	0.55%	6.92% to	6.27%
2006	0.80 to	1.40	3,504,269	18.37 to	22.39	82,432,140	0.11%	8.33% to	7.68%
2005	0.80 to	1.40	4,359,987	16.95 to	20.79	95,023,542	0.00%	2.79% to	2.17%
2004	0.80 to	1.40	5,445,879	16.49 to	20.35	115,826,541	0.36%	5.36% to	4.72%
Van Eck Worldwide Insurance Trust - Bond Fund - Class R1 (VWBFR)
2008	0.80 to	1.40	642,414	12.77 to	12.42	8,003,418	8.12%	2.87% to	2.25%
2007	0.80 to	1.40	731,903	12.42 to	12.15	8,910,518	5.57%	8.94% to	8.27%
2006	0.80 to	1.40	690,934	11.40 to	11.22	7,763,189	7.87%	5.55% to	4.91%
2005	0.80 to	1.40	653,908	10.80 to	10.69	6,998,382	6.56%	-3.89% to	-4.47%
2004	0.80 to	1.40	494,491	11.24 to	11.19	5,536,020	0.00%	12.37% to	11.92	%(a) (b)
Van Eck Worldwide Insurance Trust - Bond Fund - Initial Class (VWBF)
2008	0.80 to	1.40	703,225	17.70 to	18.55	15,375,868	9.07%	2.78% to	2.16%
2007	0.80 to	1.40	889,847	17.22 to	18.16	19,097,162	6.47%	8.83% to	8.17%
2006	0.80 to	1.40	1,107,173	15.82 to	16.79	21,961,040	8.79%	5.63% to	4.99%
2005	0.80 to	1.40	1,440,459	14.98 to	15.99	26,984,368	7.64%	-3.81% to	-4.39%
2004	0.80 to	1.40	1,831,299	15.57 to	16.72	35,793,497	9.55%	8.28% to	7.62%
Van Eck Worldwide Insurance Trust - Emerging Markets Fund - Class R1 (VWEMR)
2008	0.80 to	1.40	763,916	10.94 to	10.63	8,156,428	0.00%	-65.03% to	-65.25%
2007	0.80 to	1.40	1,152,258	31.28 to	30.60	35,362,793	0.40%	36.46% to	35.63%
2006	0.80 to	1.40	1,106,434	22.92 to	22.56	25,013,200	0.53%	38.42% to	37.59%
2005	0.80 to	1.40	877,819	16.56 to	16.40	14,412,087	0.59%	30.81% to	30.02%
2004	0.80 to	1.40	513,201	12.66 to	12.61	6,474,361	0.00%	26.61% to	26.10	%(a) (b)
Van Eck Worldwide Insurance Trust - Emerging Markets Fund - Initial Class (VWEM)
2008	0.80 to	1.40	1,264,058	10.25 to	9.53	12,153,665	0.00%	-65.06% to	-65.27%
2007	0.80 to	1.40	1,599,935	29.33 to	27.43	44,248,455	0.46%	36.51% to	35.68%
2006	0.80 to	1.40	2,079,717	21.49 to	20.22	42,350,828	0.63%	38.38% to	37.55%
2005	0.80 to	1.40	2,663,102	15.53 to	14.70	39,392,769	0.84%	30.94% to	30.15%
2004	0.80 to	1.40	3,491,296	11.86 to	11.29	39,648,217	0.64%	24.88% to	24.13%
Van Eck Worldwide Insurance Trust - Hard Assets Fund - Class R1 (VWHAR)
2008	0.80 to	1.40	1,219,284	17.93 to	17.43	21,333,920	0.35%	-46.53% to	-46.85%
2007	0.80 to	1.40	1,400,348	33.53 to	32.79	46,055,901	0.11%	44.16% to	43.28%
2006	0.80 to	1.40	1,470,219	23.26 to	22.89	33,718,368	0.07%	23.54% to	22.80%
2005	0.80 to	1.40	1,551,985	18.83 to	18.64	28,960,958	0.19%	50.41% to	49.50%
2004	0.80 to	1.40	746,021	12.52 to	12.47	9,304,789	0.00%	25.17% to	24.67	%(a) (b)
Van Eck Worldwide Insurance Trust - Hard Assets Fund - Initial Class (VWHA)
2008	0.80 to	1.40	892,365	24.91 to	23.83	24,758,601	0.31%	-46.56% to	-46.88%
2007	0.80 to	1.40	1,118,247	46.61 to	44.87	58,352,118	0.12%	44.19% to	43.31%
2006	0.80 to	1.40	1,340,984	32.32 to	31.31	48,678,714	0.07%	23.50% to	22.75%
2005	0.80 to	1.40	1,699,058	26.17 to	25.51	49,998,755	0.35%	50.46% to	49.56%
2004	0.80 to	1.40	2,157,026	17.39 to	17.05	42,204,825	0.43%	23.24% to	22.49%
Van Kampen UIF - Core Plus Fixed Income Portfolio - Class I (MSVFI)
2008	0.80 to	1.40	312,617	9.73 to	9.58	2,999,638	4.42%	-10.92% to	-11.46%
2007	1.30 to	1.40	328,510	10.83 to	10.82	3,557,887	4.01%	4.08% to	3.97%
2006	0.80 to	1.40	136,094	10.44 to	10.40	1,416,424	1.17%	4.45% to	4.03	%(a) (b)
Van Kampen UIF - Core Plus Fixed Income Portfolio - Class II (MSVF2)
2008	0.65 to	3.25	22,132,369	8.92 to	8.94	214,874,888	4.27%	-11.04% to	-13.37%
2007	0.95 to	3.25	25,887,057	11.60 to	10.32	286,272,488	3.60%	4.21% to	1.78%
2006	0.95 to	3.25	10,572,601	11.13 to	10.14	113,144,737	3.36%	2.58% to	0.20%
2005	0.95 to	2.90	1,959,026	10.85 to	10.22	20,680,370	2.78%	2.95% to	0.93%
2004	1.10 to	2.85	797,097	10.44 to	10.13	8,251,586	3.48%	2.93% to	1.12%
Van Kampen UIF - Emerging Markets Debt Portfolio - Class I (MSEM)
2008	0.80 to	1.40	256,891	17.71 to	16.52	4,280,827	7.11%	-15.66% to	-16.17%
2007	0.80 to	1.40	351,451	21.00 to	19.71	6,980,725	7.33%	5.68% to	5.03%
2006	0.80 to	1.40	498,158	19.88 to	18.77	9,413,461	8.31%	9.92% to	9.26%
2005	0.80 to	1.40	725,492	18.08 to	17.18	12,534,982	7.55%	11.36% to	10.68%
2004	0.80 to	1.40	992,232	16.24 to	15.52	15,474,285	6.82%	9.18% to	8.52%
Van Kampen UIF - Emerging Markets Debt Portfolio - Class II (MSEMB)
2008	1.10 to	2.15	91,031	14.79 to	13.87	1,317,461	7.10%	-15.92% to	-16.81%
2007	1.10 to	2.15	113,859	17.59 to	16.68	1,965,340	7.38%	5.22% to	4.10%
2006	1.10 to	2.15	145,536	16.72 to	16.02	2,396,495	8.35%	9.59% to	8.43%
2005	1.10 to	2.45	171,015	15.26 to	14.64	2,577,975	7.16%	10.91% to	9.40%
2004	0.95 to	2.45	246,266	11.80 to	13.38	3,341,560	8.89%	9.03% to	7.38%
(Continued)

141

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*		Units	Unit Fair Value		Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Van Kampen UIF - U.S. Real Estate Portfolio - Class I (MSVRE)
2008	0.80 to	1.40	2,056,027	$30.32 to	28.44	$59,067,311	3.36%	-38.39% to	-38.77%
2007	0.80 to	1.40	2,592,043	49.21 to	46.45	121,497,196	1.18%	-17.74% to	-18.24%
2006	0.80 to	1.40	3,810,701	59.82 to	56.82	218,265,572	1.07%	36.94% to	36.12%
2005	0.80 to	1.40	4,368,496	43.68 to	41.74	183,618,271	1.20%	16.12% to	15.42%
2004	0.80 to	1.40	5,160,818	37.62 to	36.16	187,725,450	1.47%	35.30% to	34.49%
Van Kampen UIF - U.S. Real Estate Portfolio - Class II (MSVREB)
2008	0.95 to	2.80	3,061,013	11.91 to	12.96	42,791,166	2.76%	-38.64% to	-39.80%
2007	0.95 to	2.70	3,568,905	19.41 to	21.64	81,882,876	1.04%	-18.06% to	-19.52%
2006	0.95 to	2.80	4,145,461	23.69 to	26.78	116,700,717	0.94%	36.36% to	33.83%
2005	0.95 to	2.70	3,310,194	17.37 to	20.07	68,799,980	1.14%	15.65% to	13.61%
2004	0.95 to	2.75	2,479,086	15.02 to	17.65	44,807,033	1.33%	34.78% to	32.33%
Victory VIF - Diversified Stock Fund - Class A (VYDS)
2008	1.15 to	2.10	57,375	9.98 to	9.47	564,917	0.75%	-38.58% to	-39.17%
2007	1.15 to	2.10	66,078	16.25 to	15.57	1,063,078	0.66%	8.68% to	7.63%
2006	1.15 to	2.10	65,321	14.95 to	14.47	969,737	0.30%	12.38% to	11.30%
2005	1.15 to	2.10	64,852	13.30 to	13.00	859,735	0.07%	7.50% to	6.47%
2004	1.15 to	2.00	40,476	12.37 to	12.23	502,687	0.97%	8.40% to	7.47%
Wells Fargo AVT - Discovery Fund(SM) (SVDF)
2008	0.80 to	1.40	1,508,012	15.55 to	18.44	32,197,505	0.00%	-44.80% to	-45.14%
2007	0.80 to	1.40	1,793,964	28.18 to	33.62	69,679,934	0.00%	21.34% to	20.60%
2006	0.80 to	1.40	2,138,630	23.22 to	27.88	68,607,503	0.00%	13.73% to	13.04%
2005	0.80 to	1.40	2,486,339	20.42 to	24.66	70,294,123	0.00%	7.41% to	6.76%
2004	0.80 to	1.40	3,008,430	19.01 to	23.10	79,265,637	0.00%	14.79% to	14.10%
Wells Fargo AVT - Large Company Growth Fund (WFVLCG)
2008	1.75 to	2.20	11,776	6.66 to	6.54	77,336	0.27%	-40.06% to	-40.34%
2007	1.75 to	2.20	12,402	11.12 to	10.96	136,370	0.00%	5.72% to	5.23%
2006	1.40 to	2.20	13,143	10.60 to	10.41	137,213	0.00%	0.92% to	0.10%
2005	1.40 to	2.20	13,234	10.50 to	10.40	137,863	0.18%	4.22% to	3.38%
2004	2.10		2,297	10.06		23,117	0.00%	0.64%	(a) (b)
Wells Fargo AVT - Money Market Fund (WFVMM)
2008	1.15 to	1.40	20,154	10.95 to	10.84	218,444	1.76%	1.10% to	0.84%
2007	1.15 to	1.40	1,632	10.83 to	10.74	17,585	4.60%	3.47% to	3.20%
2006	1.15 to	1.40	1,635	10.47 to	10.41	17,055	26.87%	3.22% to	2.96%
2005	1.40		1,058	10.11		10,698	34.36%	1.11%
Wells Fargo AVT - Opportunity Fund(SM) (SVOF)
2008	0.80 to	1.40	4,815,928	20.38 to	23.63	144,228,895	1.88%	-40.58% to	-40.94%
2007	0.80 to	1.40	5,757,665	34.29 to	40.01	291,024,130	0.62%	5.78% to	5.13%
2006	0.80 to	1.40	7,005,669	32.42 to	38.06	334,888,686	0.00%	11.32% to	10.65%
2005	0.80 to	1.40	8,710,393	29.12 to	34.39	373,720,329	0.00%	7.02% to	6.38%
2004	0.80 to	1.40	10,844,850	27.21 to	32.33	434,154,524	0.00%	17.27% to	16.57%
Wells Fargo AVT - Small-Mid Cap Value Fund (WFVSMV)
2008	1.10 to	1.25	1,260	5.18 to	5.17	6,526	0.00%	-45.16% to	-45.24%
2007	1.25		39	9.43		368	0.00%	-5.65%	(a) (b)
Wells Fargo AVT - Total Return Bond Fund (WFVTRB)
2008	1.15		2,116	11.04		23,352	4.80%	1.21%
2007	1.15		2,116	10.90		23,072	4.56%	4.96%
2006	1.15		2,116	10.39		21,981	4.32%	2.63%
2005	1.15		2,116	10.12		21,419	0.49%	0.73%

2008	Reserves for annuity contracts in payout phase:	7,453,205
2008	Contract owners’ equity	$16,006,481,073
2007	Reserves for annuity contracts in payout phase:	12,121,909
2007	Contract owners’ equity	$22,175,260,947
2006	Reserves for annuity contracts in payout phase:	11,157,956
2006	Contract owners’ equity	$17,880,717,436
2005	Reserves for annuity contracts in payout phase:	9,694,221
2005	Contract owners’ equity	$13,950,161,968
2004	Reserves for annuity contracts in payout phase:	9,554,595
2004	Contract owners’ equity	$12,749,242,735
(Continued)

142

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

*	This represents the range of annual contract expense rates of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.
**	This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges or contract maintenance charges, that result in direct reductions to the contractholder accounts through reductions in unit values or redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of the value for expenses assessed. It does not include any expenses assessed through the redemption of units, the inclusion of which would result in a reduction of the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented.
(a) & (b) Denote the minimum and maximum of the total return ranges, respectively, for underlying mutual fund options that were added and funded during the reporting period. These returns were not annualized. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) is representative of all units issued and outstanding at period end. Such options that were added during the reporting period are designated using both symbols.

143

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholder

Nationwide Life Insurance Company:

We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (the Company) as of December 31, 2008 and 2007, and the related consolidated statements of (loss) income, changes in shareholder’s equity and cash flows for each of the years in the three-year period ended December 31, 2008. In connection with our audits of the consolidated financial statements, we also have audited the financial statement schedules as listed in the accompanying index. These consolidated financial statements and financial statement schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these consolidated financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 2008 and 2007, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2008, in conformity with U.S. generally accepted accounting principles. Also in our opinion, the related financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

As discussed in Note 3 to the consolidated financial statements, the Company adopted the American Institute of Certified Public Accountants’ Statement of Position 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts, in 2007.

/s/ KPMG LLP
Columbus, Ohio
March 2, 2009

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of (Loss) Income

(in millions)

	Years ended December 31,
	2008	2007	2006
Revenues:
Policy charges	$1,168.0	$1,208.3	$1,132.6
Premiums	283.5	291.7	308.3
Net investment income	1,687.0	1,975.8	2,058.5
Net realized investment (losses) gains	(1,439.3)	(166.2)	7.1
Other income	6.4	7.5	0.2

Total revenues	1,705.6	3,317.1	3,506.7

Benefits and expenses:
Interest credited to policyholder accounts	1,130.6	1,262.6	1,330.1
Benefits and claims	660.3	479.3	450.3
Policyholder dividends	26.4	24.5	25.6
Amortization of deferred policy acquisition costs	674.5	368.5	450.3
Interest expense, primarily with Nationwide Financial Services, Inc. (NFS)	61.8	70.0	65.5
Other operating expenses	516.1	529.5	536.8

Total benefits and expenses	3,069.7	2,734.4	2,858.6

(Loss) income from continuing operations before federal income tax (benefit) expense	(1,364.1)	582.7	648.1
Federal income tax (benefit) expense	(534.3)	128.5	28.7

(Loss) income from continuing operations	(829.8)	454.2	619.4
Cumulative effect of adoption of accounting principle, net of taxes	—	(6.0)	—

Net (loss) income	$(829.8)	$448.2	$619.4

See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Balance Sheets

(in millions, except per share amounts)

	December 31,
	2008	2007
Assets
Investments:
Securities available-for-sale, at fair value:
Fixed maturity securities (amortized cost $21,820.9 and $24,021.2)	$19,247.2	$23,933.4
Equity securities (amortized cost $30.9 and $69.6)	26.5	72.9
Mortgage loans on real estate, net	7,189.9	7,615.4
Short-term investments, including amounts managed by a related party	2,780.9	959.1
Other investments	1,305.5	1,330.8

Total investments	30,550.0	33,911.6

Cash	36.7	1.3
Accrued investment income	300.9	314.3
Deferred policy acquisition costs	4,423.9	3,997.4
Other assets	2,564.0	1,638.9
Separate account assets	46,936.9	69,676.5

Total assets	$84,812.4	$109,540.0

Liabilities and Shareholder’s Equity
Liabilities:
Future policy benefits and claims	$32,536.3	$31,998.4
Short-term debt	249.7	285.3
Long-term debt, payable to NFS	700.0	700.0
Other liabilities	2,110.5	2,642.6
Separate account liabilities	46,936.9	69,676.5

Total liabilities	82,533.4	105,302.8

Shareholder’s equity:
Common stock ($1 par value; authorized - 5.0 shares; issued and outstanding - 3.8 shares)	3.8	3.8
Additional paid-in capital	613.2	274.4
Retained earnings	2,973.2	4,049.5
Accumulated other comprehensive loss	(1,311.2)	(90.5)

Total shareholder’s equity	2,279.0	4,237.2

Total liabilities and shareholder’s equity	$84,812.4	$109,540.0

See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Changes in Shareholder’s Equity

(in millions)

	Capital shares	Additional paid-in capital	Retained earnings	Accumlated other comprehensive income (loss)	Total shareholder’s equity
Balance as of December 31, 2005	3.8	274.4	3,894.4	93.6	4,266.2

Dividends to NFS	—	—	(375.0)	—	(375.0)

Comprehensive income:
Net income	—	—	619.4	—	619.4
Other comprehensive loss, net of taxes	—	—	—	(64.9)	(64.9)

Total comprehensive income					554.5

Balance as of December 31, 2006	3.8	274.4	4,138.8	28.7	4,445.7

Dividends to NFS	—	—	(537.5)	—	(537.5)

Comprehensive income:
Net income	—	—	448.2	—	448.2
Other comprehensive loss, net of taxes	—	—	—	(119.2)	(119.2)

Total comprehensive income					329.0

Balance as of December 31, 2007	$3.8	$274.4	$4,049.5	$(90.5)	$4,237.2

Dividends to NFS			(246.5)		(246.5)
Capital contributed by NFS		338.8			338.8

Comprehensive income:
Net loss			(829.8)		(829.8)
Other comprehensive loss, net of taxes				(1,220.7)	(1,220.7)

Total comprehensive loss					(2,050.5)

Balance as of December 31, 2008	$3.8	$613.2	$2,973.2	$(1,311.2)	$2,279.0

See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Cash Flows

(in millions)

	Years ended December 31,
	2008	2007	2006
Cash flows from operating activities:
Net (loss) income	$(829.8)	$448.2	$619.4
Adjustments to reconcile net (loss) income to net cash provided by operating activities:
Net realized investment losses (gains)	1,439.3	166.2	(7.1)
Interest credited to policyholder accounts	1,130.6	1,262.6	1,330.1
Capitalization of deferred policy acquisition costs	(572.2)	(612.6)	(569.6)
Amortization of deferred policy acquisition costs	674.5	368.5	450.3
Amortization and depreciation	6.7	22.3	46.6
Decrease (increase) in other assets	64.5	557.4	(336.2)
(Decrease) increase in policy and other liabilities	(226.1)	(331.8)	54.1
(Increase) decrease in derivative assets	(1,030.7)	(146.9)	38.2
Increase in derivative liabilities	153.9	101.5	174.7
Other, net	3.7	8.5	0.1

Net cash provided by operating activities	814.4	1,843.9	1,800.6

Cash flows from investing activities:
Proceeds from maturity of securities available-for-sale	3,935.6	4,379.8	5,128.6
Proceeds from sale of securities available-for-sale	4,185.2	4,657.5	2,267.3
Proceeds from repayments or sales of mortgage loans on real estate	763.1	2,467.7	2,430.8
Cost of securities available-for-sale acquired	(6,831.8)	(8,008.3)	(5,658.9)
Cost of mortgage loans on real estate originated or acquired	(358.7)	(1,887.0)	(2,180.4)
Net decrease (increase) in short-term investments	(1,827.0)	762.9	(125.4)
Collateral received (paid), net	603.4	(175.6)	(332.6)
Other, net	(34.0)	(68.6)	52.1

Net cash provided by investing activities	435.8	2,128.4	1,581.5

Cash flows from financing activities:
Net increase (decrease) in short-term debt	(35.6)	210.1	(167.1)
Capital contributed by NFS	153.4	—	—
Cash dividends paid to NFS	(181.8)	(537.5)	(375.0)
Investment and universal life insurance product deposits and other additions	3,511.1	3,586.1	3,400.8
Investment and universal life insurance product withdrawals and other deductions	(4,795.9)	(7,230.2)	(6,241.2)
Other, net	134.0	—	—

Net cash used in financing activities	(1,214.8)	(3,971.5)	(3,382.5)

Net increase (decrease) in cash	35.4	0.8	(0.4)
Cash, beginning of period	1.3	0.5	0.9

Cash, end of period	$36.7	$1.3	$0.5

Supplemental Non-cash Disclosure:
Dividends paid to NFS	$(64.6)	$—	$—
Capital contributed by NFS	185.4	—	—
See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2008, 2007 and 2006

(1)	Nature of Operations
Nationwide Life Insurance Company (NLIC, or collectively with its subsidiaries, the Company) was incorporated in 1929 and is an Ohio stock legal reserve life insurance company. The Company is a member of the Nationwide group of companies (Nationwide), which is comprised of Nationwide Mutual Insurance Company (NMIC) and all of its subsidiaries and affiliates.

All of the outstanding shares of NLIC’s common stock are owned by NFS, a holding company formed by Nationwide Corporation (Nationwide Corp.), a majority-owned subsidiary of NMIC.

On August 6, 2008, NFS entered into a definitive agreement for NMIC, and Nationwide Corporation (Nationwide Corp.)., to acquire all of the outstanding publicly held Class A common shares of NFS for $52.25 per share in cash. The transaction closed on January 1, 2009 and NFS became a privately held subsidiary of Nationwide Corp.

Wholly-owned subsidiaries of NLIC as of December 31, 2008 include Nationwide Life and Annuity Insurance Company (NLAIC) and Nationwide Investment Services Corporation (NISC). NLAIC offers universal life insurance, variable universal life insurance, corporate-owned life insurance (COLI) and individual annuity contracts on a non-participating basis. NISC is a registered broker/dealer.

The Company is a leading provider of long-term savings and retirement products in the United States of America (U.S.). The Company develops and sells a diverse range of products including individual annuities, private and public sector group retirement plans, other investment products sold to institutions, life insurance and advisory services.

The Company sells its products through a diverse distribution network. Unaffiliated entities that sell the Company’s products to their own customer bases include independent broker/dealers, financial institutions, wirehouse and regional firms, pension plan administrators, and life insurance specialists. Representatives of affiliates who market products directly to a customer base include Nationwide Retirement Solutions, Inc. (NRS), and Nationwide Financial Network (NFN) producers. The Company also distributes products through the agency distribution force of its ultimate parent company, NMIC.

As of December 31, 2008 and 2007, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region of the U.S. Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region of the U.S. in which business is conducted that makes it overly vulnerable to a single event which could cause a severe impact to the Company’s financial position.

(2)	Summary of Significant Accounting Policies
The Company’s significant accounting policies that materially affect financial reporting are summarized below. The accompanying consolidated financial statements were prepared in accordance with United States generally accepted accounting principles (GAAP).

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements. Actual results could differ significantly from those estimates.

The Company’s most significant estimates include those used to determine the following: the balance, recoverability and amortization of deferred policy acquisition costs (DAC); whether an available-for-sale security is other-than-temporarily impaired, valuation allowances for mortgage loans on real estate; valuation of derivatives; the liability for future policy benefits and claims, including the valuation of embedded derivative resulting from living benefit contracts; and federal income tax provision. Although some variability is inherent in these estimates, recorded amounts reflect management’s best estimates based on facts and circumstances as of the balance sheet date. Management believes the amounts provided are appropriate.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

The Company determined that certain cash flows related to future policy benefits and claims totaling $111.9 million for the three months ended March 31, 2008, which were included as cash flows provided by operating activities on the condensed consolidated statements of cash flows in the applicable Quarterly Report on Form 10-Q, should have been presented as financing activities. The net cash provided by operating activities for the three months ended March 31, 2008 as originally filed and revised was $351.1 million and $239.2 million, respectively. The net cash used in financing activities for the three months ended March 31, 2008 as originally filed and revised was $368.9 million and $257.0 million, respectively. They will be presented in that manner on a comparative basis in the 2009 filings. The consolidated statement of cash flows for 2008 included in this filing reflects the revised presentation described above.

Certain items in the 2007 and 2006 consolidated financial statements and related notes have been reclassified to conform to the current presentation.

(a) Consolidation Policy

The consolidated financial statements include the accounts of NLIC and companies in which NLIC directly or indirectly has a controlling financial interest. Minority interest expense is included in other operating expenses in the consolidated statements of (loss) income, and the minority interest liability is included in other liabilities on the consolidated balance sheets. All significant intercompany balances and transactions were eliminated in consolidation.

(b) Valuation of Investments, Investment Income and Related Gains and Losses

The Company is required to classify its fixed maturity securities and marketable equity securities as held-to-maturity, available-for-sale or trading. All fixed maturity and marketable equity securities are classified as available-for-sale. Available-for-sale securities are stated at fair value, with unrealized gains and losses, net of adjustments to DAC, future policy benefits and claims, and deferred federal income taxes reported as a separate component of accumulated other comprehensive (loss) income (AOCI) in shareholder’s equity. The adjustment to DAC represents the changes in amortization of DAC that would have been required as a charge or credit to operations had such unrealized amounts been realized and allocated to the product lines. The adjustment to future policy benefits and claims represents the increase in policy reserves from using a discount rate that would have been required had such unrealized amounts been realized and the proceeds reinvested at then current market interest rates, which were lower than the then current effective portfolio rate.

For fixed maturity and marketable equity securities for which market quotations generally are available, the Company generally uses independent pricing services to assist in determining the fair value measurement. For certain fixed maturity securities not priced by independent services (generally private placement securities without quoted market prices), an internally developed pricing model or “corporate pricing matrix” is most often used. The corporate pricing matrix is developed by obtaining private spreads versus the U.S. Treasury yield for corporate securities with varying weighted average lives and bond ratings. The weighted average life and bond rating of a particular fixed maturity security to be priced using the corporate matrix are important inputs into the model and are used to determine a corresponding spread that is added to the U.S. Treasury yield to create an estimated market yield for that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular fixed maturity security. The Company also utilized broker quotes in pricing securities or to validate modeled prices.

For mortgage-backed securities (MBSs), the Company recognizes income using a constant effective yield method based on prepayment assumptions and the estimated economic life of the securities. When estimated prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income. All other investment income is recorded using the interest method without anticipating the impact of prepayments.

Management regularly reviews each investment in its fixed maturity and equity securities portfolios to evaluate the necessity of recording impairment losses for other-than-temporary declines in the fair value of investments.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

For debt securities not subject to Emerging Issues Task Force Issue (EITF) No. 99-20, Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets, as amended by Financial Accounting Standards Board (FASB) Staff Position (FSP) EITF 99-20-1 (EITF 99-20), as well as debt securities subject to EITF 99-20, an other-than-temporary impairment charge is taken when the Company does not have the ability and intent to hold the security until the forecasted recovery or if it is probable that the Company will not recover all contractual amounts when due. Furthermore, equity securities may experience other-than-temporary impairments based on prospects of recovery in a reasonable period of time. Many criteria are considered during this process including, but not limited to, specific credit issues and financial prospects related to the issuer, the quality of the underlying collateral, management’s intent and ability to hold the security until recovery, current economic conditions that could affect the creditworthiness of the issuer in the future, the current fair value as compared to the amortized cost of the security, the extent and duration of the unrealized loss, and the rating of the affected security. Other-than-temporary impairment losses result in a permanent reduction to the cost basis of the underlying investment.

In addition to the above, for certain beneficial interests in securitized financial assets with contractual cash flows, including asset-backed securities (ABSs), EITF 99-20 also requires the Company to periodically update its best estimate of cash flows over the life of the security. If the fair value of a securitized financial asset is not greater than or equal to its carrying value based on current information and events, and if there has been , or if it is probable that, an adverse change in estimated cash flows since the last revised estimate (considering both timing and amount), then the Company recognizes an other-than-temporary impairment and writes down the investment to fair value.

The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. Mortgage loans on real estate are considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When management determines that a loan is impaired, a provision for loss is established equal to either the difference between the carrying value and the present value of expected future cash flows discounted at the loan’s effective interest rate or the fair value of the collateral if the loan is collateral dependent. In addition to the valuation allowance on specific loans, the Company maintains an allowance not yet specifically identified by loan for probable losses inherent in the loan portfolio as of the balance sheet date. The valuation allowance account for mortgage loans on real estate reflects management’s best estimate of probable credit losses, including losses incurred at the balance sheet date but not yet identified by specific loan. Management’s periodic evaluation of the adequacy of the allowance for losses is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower’s ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors. Changes in the valuation allowance are recorded in net realized investment gains and losses. Loans in foreclosure are placed on non-accrual status. Interest received on non-accrual status mortgage loans on real estate is included in net investment income in the period received.

Real estate to be held and used is carried at cost less accumulated depreciation. Real estate designated as held for disposal is not depreciated and is carried at the lower of the carrying value at the time of such designation or fair value less cost to sell. Other long-term investments are carried on the equity method of accounting.

Impairment losses are recorded on investments in long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets’ carrying amounts.

Realized gains and losses on the sale of investments are determined on the basis of specific security identification. Changes in the Company’s mortgage loan valuation allowance and recognition of impairment losses for other-than-temporary declines in the fair values of applicable investments are included in net realized investment gains and losses.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

(c) Derivative Instruments

Derivatives are carried at fair value. On the date the derivative contract is entered into, the Company designates the derivative as a hedge of the fair value of a recognized asset or liability or of an unrecognized firm commitment (fair value hedge); a hedge of a forecasted transaction or the variability of cash flows to be received or paid related to a recognized asset or liability (cash flow hedge); a foreign currency fair value or cash flow hedge (foreign currency hedge); or a non-hedge transaction. The Company formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for entering into various hedge transactions. This process includes linking all derivatives that are designated as fair value, cash flow or foreign currency hedges to specific assets and liabilities on the balance sheet or to specific firm commitments or forecasted transactions. The Company also formally assesses, both at the hedge’s inception and on an ongoing basis, whether the derivatives that are used for hedging transactions are expected to be and, for ongoing hedging relationships, have been highly effective in offsetting changes in fair values or cash flows of hedged items. When it is determined that a derivative is not, or is not expected to be, highly effective as a hedge or that it has ceased to be a highly effective hedge, the Company discontinues hedge accounting prospectively.

The Company enters into interest rate swaps, cross-currency swaps or Euro futures to hedge the fair value of existing fixed rate assets and liabilities. In addition, the Company uses short U.S. Treasury future positions to hedge the fair value of bond and mortgage loan commitments. Typically, the Company is hedging the risk of changes in fair value attributable to changes in benchmark interest rates. Derivative instruments classified as fair value hedges are carried at fair value, with changes in fair value recorded in net realized investment gains and losses. Changes in the fair value of the hedged item that are attributable to the risk being hedged are also recorded in net realized investment gains and losses.

The Company enters into interest rate swaps to hedge the variability in cash flows and investment income due to changes in the benchmark interest rates on variable rate assets and liabilities. The Company also enters into cross-currency interest rate swaps to eliminate the currency risk on variable rate and fixed rate foreign denominated assets. Derivative instruments classified as cash flow hedges are carried at fair value, with the effective portion of changes in fair value recorded in other comprehensive income and the ineffective portion recorded in net realized investment gains and losses.

Accrued interest receivable or payable under interest rate and foreign currency swaps are recognized as an adjustment to net investment income or interest credited to policyholder accounts consistent with the nature of the hedged item, except for interest rate swaps hedging the anticipated sale of investments where amounts receivable or payable under the swaps are recorded as net realized investment gains and losses, and except for interest rate swaps hedging the anticipated purchase of investments where amounts receivable or payable under the swaps are initially recorded in AOCI to the extent the hedging relationship is effective.

The Company periodically may enter into a derivative transaction that will not qualify for hedge accounting. The Company does not enter into speculative positions. Although these transactions do not qualify for hedge accounting, or have not been designated in hedging relationships by the Company, they are part of its overall risk management strategy. For example, the Company may sell credit default protection through a credit default swap. Although the credit default swap is not effective in hedging specific investments, the income stream allows the Company to manage overall investment yields while exposing the Company to acceptable credit risk. The Company may enter into a cross-currency basis swap (pay a variable U.S. rate and receive a variable foreign-denominated rate) to eliminate the foreign currency exposure of a variable rate foreign-denominated liability. Although basis swaps may qualify for hedge accounting, the Company has chosen not to designate these derivatives as hedging instruments due to the difficulty in assessing and monitoring effectiveness for both sides of the basis swap. Derivative instruments that do not qualify for hedge accounting or are not designated as hedging instruments are carried at fair value, with changes in fair value recorded in net realized investment gains and losses.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

(d) Revenues and Benefits

Investment and Universal Life Insurance Products: Investment products consist primarily of individual and group variable and fixed deferred annuities. Universal life insurance products include universal life insurance, variable universal life insurance, corporate-owned life insurance (COLI), bank-owned life insurance (BOLI) and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance charges, administrative fees and surrender charges that have been earned and assessed against policy account balances during the period. The timing of revenue recognition as it relates to fees assessed on investment contracts and universal life contracts is determined based on the nature of such fees. Asset fees, cost of insurance charges and administrative fees are assessed on a daily or monthly basis and recognized as revenue when assessed and earned. Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited. Surrender charges are recognized upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include interest credited to policyholder accounts and benefits and claims incurred in the period in excess of related policyholder accounts.

Traditional Life Insurance Products: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits, and primarily consist of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so that profits are recognized over the life of the contract. This association is accomplished through the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

(e) Cash and Cash Equivalents

Cash and cash equivalents consist of short-term highly liquid investments with original maturities of less than three months at the time of purchase. The Company carries cash and cash equivalents at cost, which approximates fair value.

(f) Deferred Policy Acquisition Costs

Investment and universal life insurance products. The Company has deferred certain costs of acquiring investment and universal life insurance products business, principally commissions, certain expenses of the policy issue and underwriting department, and certain variable sales expenses that relate to and vary with the production of new and renewal business. In addition, the Company defers sales inducements, such as interest credit bonuses and jumbo deposit bonuses. Investment products primarily consist of individual and group variable and fixed deferred annuities in the Individual Investments and Retirement Plans segments. Universal life insurance products include universal life insurance, variable universal life insurance, COLI, BOLI and other interest-sensitive life insurance policies in the Individual Protection segment. DAC is subject to recoverability testing in the year of policy issuance and loss recognition testing at the end of each reporting period.

For investment and universal life insurance products, the Company amortizes DAC with interest over the lives of the policies in relation to the present value of estimated gross profits from projected interest margins, asset fees, cost of insurance charges, administrative fees, surrender charges, and net realized investment gains and losses less policy benefits and policy maintenance expenses. The Company adjusts the DAC asset related to investment and universal life insurance products to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale, as described in Note 2(b).

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

The assumptions used in the estimation of future gross profits are based on the Company’s current best estimates of future events and are reviewed as part of an annual process during the second quarter. During the annual process, the Company performs a comprehensive study of assumptions, including mortality and persistency studies, maintenance expense studies, and an evaluation of projected general and separate account investment returns. The most significant assumptions that are involved in the estimation of future gross profits include future net separate account investment performance, surrender/lapse rates, interest margins and mortality. Currently, the Company’s long-term assumption for net separate account investment performance is approximately 7% growth per year and varies by product. The Company reviews this assumption, like others, as part of its annual process. If this assumption were unlocked, the date of the unlocking could become the anchor date used in the reversion to the mean process (defined below). Variances from the long-term assumption are expected since the majority of the investments in the underlying separate accounts are in equity securities, which strongly correlate in the aggregate with the Standard & Poor’s (S&P) 500 Index. The Company bases its reversion to the mean process on actual net separate account investment performance from the anchor date to the valuation date. The Company then assumes different performance levels over the next three years such that the separate account mean return measured from the anchor date to the end of the life of the product equals the long-term assumption. The assumed net separate account investment performance used in the DAC models is intended to reflect what is anticipated. However, based on historical returns of the S&P 500 Index, and as part of its pre-set parameters, the Company’s reversion to the mean process generally limits net separate account investment performance to 0-15% during the three-year reversion period. See below for a discussion of 2008 and 2007 assumption changes that impacted DAC amortization and related balances.

Changes in assumptions can have a significant impact on the amount of DAC reported for investment and universal life insurance products and their related amortization patterns. In the event actual experience differs from assumptions or future assumptions are revised, the Company is required to record an increase or decrease in DAC amortization expense, which could be significant. In general, increases in the estimated long-term general and separate account returns result in increased expected future profitability and may lower the rate of DAC amortization, while increases in long-term lapse/surrender and mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of DAC amortization.

In addition to the comprehensive annual study of assumptions, management evaluates the appropriateness of the individual variable annuity DAC balance quarterly within pre-set parameters. These parameters are designed to appropriately reflect the Company’s long-term expectations with respect to individual variable annuity contracts while also evaluating the potential impact of short-term experience on the Company’s recorded individual variable annuity DAC balance. If the recorded balance of individual variable annuity DAC falls outside of these parameters for a prescribed period, or if the recorded balance falls outside of these parameters and management determines it is not reasonably possible to get back within the parameters during a given period, assumptions are required to be unlocked, and DAC is recalculated using revised best estimate assumptions. When DAC assumptions are unlocked and revised, the Company continues to use the reversion to the mean process. See below for a discussion of 2008 and 2007 assumption changes that impacted DAC amortization and related balances.

During the second quarter of 2007, the Company conducted its annual comprehensive review of model assumptions used to project DAC and other related balances, including sales inducement assets, unearned revenue reserves, and guaranteed minimum death and income benefit reserves. This review included all assumptions, including expected separate account investment returns during the three-year reversion period, lapse rates, mortality and expenses. The Company determined as part of this annual review that the overall separate account returns were expected to exceed previous estimates due to favorable financial market trends. Additionally, while the Company estimated that the overall profitability of its variable products had improved, it expected the long-term net growth in separate account investment performance to moderate.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

Accordingly, the second quarter 2007 unlocking process included changes in several assumptions, including assumptions affecting net separate account investment performance. This unlocking resulted in a net increase in DAC and a benefit to DAC amortization and other related balances totaling $221.6 million pre-tax, which was reported in the following segments in the pre-tax amounts indicated: Individual Investments - $196.4 million; Retirement Plans - $10.5 million; and Individual Protection - $14.7 million. First, the Company reset the anchor date for its reversion to the mean calculations, which increased the annual net separate account growth rate to 7% during the first three years of the projection period from 0% (which was the rate of return for the three-year reversion period required from the previous anchor date). Second, as a result of its current analysis, including its evaluation of ongoing trends and expectations regarding financial market performance, the Company unlocked and reset its long-term assumption for net separate account growth rates to 7% from 8%. This decreased the net separate account growth rate by 1% to 7% for all years subsequent to the three-year reversion period. The combination of resetting these two factors resulted in a $167.0 million increase in DAC and benefit to DAC amortization and other related balances. The impact of changing the annual net separate account growth rate from 0% to 7% during the three-year reversion period had a much larger effect on the DAC balance when compared to the 1% incremental change in the long-term assumption for net separate account investment performance. The remainder of the increase in DAC and benefit to DAC amortization and other related balances resulting from the DAC unlocking process primarily was related to the recorded balance of individual variable annuity DAC falling outside the Company’s preset parameters for the prescribed period, which was driven by favorable market performance in excess of the assumed net separate account returns. Accordingly, the Company recalculated DAC using revised best estimate assumptions, which resulted in a $78.8 million increase in DAC and benefit to DAC amortization and other related balances. This was partially offset by a $24.2 million decrease in DAC and increase in DAC amortization and other related balances due to increasing estimated lapse rates for fixed annuity and BOLI products.

During the second quarter of 2007, the Company added a new feature to its existing guaranteed minimum withdrawal benefit rider, Lifetime Income (L.inc). This new feature resulted in a substantial change in the existing contracts and, therefore, an extinguishment of the DAC associated with those contracts pursuant to the American Institute of Certified Public Accountants’ (AICPA) Statement of Position (SOP) 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts (SOP 05-1). As a result, the Company eliminated existing DAC and other related balances resulting in a $135.0 million pre-tax charge.

At the end of the second quarter of 2008, the Company determined as part of its comprehensive annual study of assumptions that certain assumptions should be unlocked. The unlocked assumptions primarily related to lapse and spread assumptions in the Individual Investments segment, the assumed growth rate on deposits per contract in the Retirement Plans segment, and mortality and lapse assumptions in the Individual Protection segment. Therefore, in the second quarter of 2008, the Company recorded the following pre-tax adjustments: 1) a decrease in DAC and additional DAC amortization of $13.4 million; 2) a decrease in other assets and additional benefits and claims of $0.6 million; and 3) a decrease in unearned revenue liability and additional administrative fees of $3.1 million. The net impact of this activity was a $10.9 million unfavorable pre-tax adjustment to net income in the second quarter of 2008, which was reported in the following segments in the pre-tax amounts indicated: Individual Investments - $9.4 million unfavorable; Retirement Plans - $2.3 million unfavorable; and Individual Protection - $0.8 million favorable.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

During the third quarter of 2008, the Company’s recorded balance of individual variable annuity DAC fell outside the Company’s preset parameters for the prescribed period, which primarily was driven by unfavorable market performance compared to the assumed net separate account returns. Accordingly, the Company recalculated DAC using revised best estimate assumptions, which resulted in a decrease in DAC and an increase in DAC amortization and other related balances totaling $177.2 million pre-tax in the Individual Investments segment. During the fourth quarter of 2008, the Company’s recorded balance of individual variable annuity DAC fell outside the Company’s preset parameters, which primarily was driven by continued unfavorable market performance compared to assumed net separate account returns. Management made a determination that it was not reasonably possible to get back within the preset parameters during the remaining prescribed period. Accordingly, the Company recalculated DAC using revised best estimate assumptions, which resulted in a decrease in DAC and an increase in DAC amortization and other related balances of $243.1 million pre-tax in the Individual Investments segment. The Company continues to use the reversion to the mean process with the anchor date that was reset during the second quarter 2007 unlocking as described above. The Company evaluated the assumed separate account performance level over the next three years and determined that the assumptions inherent in the reversion period were reasonable. The annual net separate account growth rate for the mean reversion period is 15%, the maximum rate under the Company’s parameters. Accordingly, future periods may incur additional amortization of DAC if the Company’s actual returns are less than assumed.

Traditional life insurance products. Generally, DAC related to traditional life insurance products is amortized with interest over the premium-paying period of the related policies in proportion to the ratio of actual annual premium revenue to the anticipated total premium revenue. Such anticipated premium revenue is estimated using the same assumptions as those used for computing liabilities for future policy benefits at issuance. Under existing accounting guidance, the concept of DAC unlocking does not apply to traditional life insurance products, although evaluations of DAC for recoverability at the time of policy issuance and loss recognition testing at each reporting period are required.

(g) Separate Accounts

Separate account assets and liabilities represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives. Separate account assets are recorded at fair value primarily based on market quotations of the underlying securities. Investment income and realized investment gains or losses of these accounts accrue directly to the contractholders. The activity of the separate accounts is not reflected in the consolidated statements of (loss) income except for (1) the fees the Company receives, which are assessed on a daily or monthly basis and recognized as revenue when assessed and earned, and (2) the activity related to contract guarantees, which are riders to existing variable annuity contracts.

(h) Future Policy Benefits and Claims

The process of calculating reserve amounts for a life insurance organization involves the use of a number of assumptions, including those related to persistency (how long a contract stays with a company), mortality (the relative incidence of death in a given time), morbidity (the relative incidence of disability resulting from disease or physical impairment) and interest rates (the rates expected to be paid or received on financial instruments, including insurance or investment contracts).

The Company calculates its liability for future policy benefits and claims for investment products in the accumulation phase and universal life and variable universal life insurance policies as the policy account balance, which represents participants’ net premiums and deposits plus investment performance and interest credited less applicable contract charges.

The Company’s liability for funding agreements to an unrelated third party trust related to the Company’s medium-term note (MTN) program equals the balance that accrues to the benefit of the contractholder, including interest credited. The funding agreements constitute insurance obligations and are considered annuity contracts under Ohio insurance laws.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

The liability for future policy benefits and claims for traditional life insurance policies was determined using the net level premium method using interest rates varying from 2.0% to 10.5% and estimates of mortality, morbidity, investment yields and withdrawals that were used or being experienced at the time the policies were issued.

The liability for future policy benefits for payout annuities was calculated using the present value of future benefits and maintenance costs discounted using interest rates varying generally from 3.0% to 13.0%.

(i) Participating Business

Participating business, which refers to policies that participate in profits through policyholder dividends, represented approximately 5% of the Company’s life insurance in force in 2008 (6% in 2007 and 8% in 2006), 44% of the number of life insurance policies in force in 2008 (48% in 2007 and 50% in 2006) and 7% of life insurance statutory premiums in 2008 (7% in 2007 and 5% in 2006). The provision for policyholder dividends was based on the current dividend scales and has been included in future policy benefits and claims in the consolidated balance sheets.

(j) Federal Income Taxes

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to significantly change the provision for federal income taxes recorded in the consolidated financial statements. Any such change could significantly affect the amounts reported in the consolidated statements of (loss) income. Management has established reserves in accordance with FIN 48 based on current facts and circumstances regarding tax exposure items where the ultimate deductibility is open to interpretation. Management evaluates the appropriateness of such reserves quarterly based on any new developments specific to their fact patterns. Information considered includes results of completed tax examinations, Technical Advice Memorandums and other rulings issued by the Internal Revenue Service (IRS) or the tax courts.

The Company utilizes the asset and liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when it is determined that it is more likely than not that the deferred tax asset will not be fully realized.

(k) Reinsurance Ceded

Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded generally are reported in the consolidated balance sheets on a gross basis, separately from the related future policy benefits and claims of the Company. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder.

(l) Change in Accounting Principle

Historically, the Company accrued for legal costs associated with litigation defense and regulatory investigations by estimating the ultimate costs of such activity. Beginning April 1, 2007, the Company’s accrual for such legal expenses includes only the amount for services that have been provided but not yet paid. The Company believes the newly adopted accounting principle is preferable because it more accurately reflects expenses in the periods in which they are incurred. The Company continues to estimate and accrue the ultimate amounts expected to be paid for litigation and regulatory investigation loss contingencies. The Company has presented its consolidated financial statements and accompanying notes as applicable for all periods presented to retroactively apply the adoption of this change in accounting principle.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

The following table summarizes the impact of the change in accounting principle described above for the years ended December 31:

(in millions)	2007	2006
Other operating expenses	$2.8	$5.0
Net income	(1.9)	(3.1)
The cumulative effect of the change on retained earnings as of January 1, 2006 was an $11.0 million increase.

(3)	Recently Issued Accounting Standards
In January 2009, the FASB issued FSP EITF 99-20-1, Amendments to the Impairment Guidance of EITF Issue No. 99-20 (FSP EITF 99-20-1). FSP EITF 99-20-1 amends the impairment guidance in EITF Issue No. 99-20, Recognition of Interest Income and Impairment on Purchased Beneficial Interests and Beneficial Interests That Continue to Be Held by a Transferor in Securitized Financial Assets, to achieve more consistent determination of whether an other-than-temporary impairment has occurred. FSP EITF 99-20-1 is effective for interim and annual reporting periods ending after December 15, 2008, and will be applied prospectively. Retrospective application to a prior interim or annual reporting period is not permitted. The Company will adopt FSP EITF 99-20-1 effective December 31, 2008 and will apply the standard prospectively, as is required.

In December 2008, the FASB issued FSP FAS 132R-1, Employers’ Disclosures about Postretirement Benefit Plan Assets (FSP FAS 132R-1). FSP FAS 132R-1 amends FASB Statement No. 132 revised 2003, Employers’ Disclosures about Pensions and Other Postretirement Benefits, to provide guidance on an employer’s disclosures about plan assets of a defined benefit pension or other postretirement plan. The portion of FSP FAS 132R-1 related to the disclosures about plan assets is effective for fiscal years ending after December 15, 2009. FSP FAS 132R-1 will have no impact on the Company’s disclosures.

In December 2008, the FASB issued FSP FAS 140-4 and FIN 46R-8, Disclosures by Public Entities (Enterprises) about Transfers of Financial Assets and Interests in Variable Interest Entities, (FSP FAS 140-4 and FIN 46R-8). FSP FAS 140-4 and FIN 46R-8 amends FASB Statement No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities, to require public entities to provide additional disclosures about transfers of financial assets. It also amends FASB Interpretation No. 46 (revised December 2003), Consolidation of Variable Interest Entities, to require public enterprises, including sponsors that have a variable interest in a variable interest entity, to provide additional disclosures about their involvement with variable interest entities. This FSP will be effective for the first reporting period (interim or annual) ending after December 15, 2008. The Company adopted FSP FAS 140-4 and FIN 46R-8 effective December 31, 2008. See Note 17 for the required disclosures.

In November 2008, the FASB Board ratified the Emerging Issues Task Force’s consensus EITF 08-7, Accounting for Defensive Intangible Assets (EITF 08-7). EITF 08-7 requires defensive intangible assets acquired in a business combination or asset acquisition to be accounted for as a separate unit of accounting. In doing so, the asset should not be included as part of the cost of an entity’s existing intangible asset(s) because the defensive intangible asset is separately identifiable. EITF 08-7 is effective for intangible assets acquired on or after the beginning of the first annual reporting period beginning on or after December 15, 2008. EITF 08-7 is not expected to have a material impact on the Company’s financial position or results of operations upon adoption. The Company will adopt EITF 08-7 effective January 1, 2009 and will apply it prospectively for intangible assets acquired on or after that date.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

In November 2008, the FASB Board ratified the Emerging Issues Task Force’s consensus EITF 08-6, Equity Method Investment Accounting Considerations (EITF 08-6). EITF 08-6 clarifies how to account for certain transactions and impairment considerations involving equity method investments. Specifically, EITF 08-6 notes: 1) an entity shall measure its equity method investment initially at cost 2) an equity method investor is required to recognize other-than-temporary impairments of an equity method investment in accordance with paragraph 19(h) of Opinion 18 and an equity method investor shall not separately test an investee’s underlying indefinite-lived intangible asset(s) for impairment 3) an equity method investor shall account for a share issuance by an investee as if the investor had sold a proportionate share of its investment and any gain or loss to the investor resulting from an investee’s share issuance shall be recognized in earnings. This Issue shall be is effective on a prospective basis in fiscal years beginning on or after December 15, 2008, and interim periods within those fiscal years. The Company will adopt EITF 08-6 effective January 1, 2009 and will apply the standard prospectively, as is required.

In October 2008, the FASB issued FSP FAS 157-3, Determining the Fair Value of a Financial Asset When the Market for That Asset Is Not Active (FSP FAS 157-3). FSP FAS 157-3 clarifies the application of SFAS No. 157, Fair Value Measurements (SFAS 157), in a market that is not active and provides an example to illustrate key considerations in determining the fair value of a financial asset when the market for that financial asset is not active. FSP FAS 157-3 was effective upon issuance and was adopted by the Company effective September 30, 2008. The adoption of FSP FAS 157-3 did not have a material impact on the Company’s financial position or results of operations.

In September 2008, the FASB issued FSP FAS 133-1 and FIN 45-4, Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161 (FSP FAS 133-1 and FIN 45-4). FSP FAS 133-1 and FIN 45-4 requires additional disclosure about credit derivatives including their nature, potential amount of future payments, fair value, recourse provisions and current status of the payment/performance risk. FSP FAS 133-1 and FIN 45-4 also requires the disclosure of the current status of the payment/performance risk of a guarantee subject to FASB Interpretation (FIN) No. 45, Guarantor’s Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others – an interpretation of FASB Statements No. 5, 57, and 107 and rescission of FASB Interpretation No. 34. FSP FAS 133-1 and FIN 45-4 is effective for reporting periods ending after November 15, 2008. The Company adopted FSP FAS 133-1 and FIN 45-4 effective for the December 31, 2008 reporting period. See Note 5 for the required disclosures

In May 2008, the FASB issued SFAS No. 162, The Hierarchy of Generally Accepted Accounting Principles (SFAS 162). SFAS 162 identifies the sources of accounting principles and the framework for selecting the principles to be used in the preparation of financial statements of nongovernmental entities that are presented in conformity with U.S. GAAP (the GAAP hierarchy). SFAS 162 will be effective 60 days following the approval by the United States Securities and Exchange Commission (SEC) of the Public Company Accounting Oversight Board amendments to AU Section 411, The Meaning of Present Fairly in Conformity With Generally Accepted Accounting Principles. The adoption of SFAS 162 did not the C result in a change in its current practices.

In March 2008, the FASB issued SFAS No. 161, Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133 (SFAS 161). SFAS 161 amends and expands the disclosure requirements of SFAS 133 with the intent to provide users of financial statements with an enhanced understanding of how and why an entity uses derivative instruments, how derivative instruments and related hedged items are accounted for under SFAS 133 and its related interpretations, and how derivative instruments and related hedged items affect an entity’s financial position, financial performance and cash flows. SFAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about derivative instrument fair values and related gains and losses, and disclosures about credit-risk-related contingent features in derivative agreements. SFAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The Company currently is evaluating the new disclosures required under SFAS 161 and will adopt it March 31, 2009.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

In February 2008, the FASB issued FSP FAS 157-2, Effective Date of FASB Statement No. 157 (FSP FAS 157-2). This FSP delays the effective date of SFAS 157 for nonfinancial assets and liabilities until fiscal years and interim periods beginning after November 15, 2008. FSP FAS 157-2 applies to nonfinancial assets and liabilities, except for items that are recognized or disclosed at fair value in the Company’s financial statements on a recurring basis (at least annually), and is effective upon issuance. The Company has not yet applied the provisions of SFAS 157 to the nonfinancial assets and liabilities within the scope of FSP FAS 157-2. However, the Company does not expect such application to have a material impact on its financial position or results of operations.

In December 2007, the FASB issued SFAS No. 141 (revised 2007), Business Combinations (SFAS 141R), which replaces SFAS No. 141, Business Combinations (SFAS 141). The objective of SFAS 141R is to improve the relevance, representational faithfulness, and comparability of the information that a reporting entity provides in its financial reports about a business combination and its effects. Accordingly, SFAS 141R establishes principles and requirements for how the acquirer: 1) recognizes and measures in its financial statements the identifiable assets acquired, the liabilities assumed, and any noncontrolling interest in the acquiree; 2) recognizes and measures the goodwill acquired in the business combination or a gain from a bargain purchase; and 3) determines what information to disclose to enable users of the financial statements to evaluate the nature and financial effects of the business combination. SFAS 141R applies to all transactions or other events in which an entity obtains control of one or more businesses and retains the fundamental requirements in SFAS 141 that the acquisition method of accounting be used for all business combinations and for an acquirer to be identified for each business combination. SFAS 141R defines the acquirer as the entity that obtains control of one or more businesses in the business combination and establishes the acquisition date as the date that the acquirer achieves control. SFAS 141R is applicable prospectively to business combinations for which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after December 15, 2008. Earlier application is prohibited. The Company will adopt SFAS 141R effective January 1, 2009 and will apply it to any business combination on or after that date.

In December 2007, the FASB issued SFAS No. 160, Noncontrolling Interests in Consolidated Financial Statements, an Amendment of ARB No. 51 (SFAS 160). The objective of SFAS 160 is to improve the relevance, comparability, and transparency of the financial information that a reporting entity provides in its consolidated financial statements by establishing accounting and reporting standards for the noncontrolling interest in a subsidiary and for the deconsolidation of a subsidiary. SFAS 160 also amends certain consolidation procedures prescribed by Accounting Research Bulletin No. 51, Consolidated Financial Statements, for consistency with the requirements of SFAS 141R. SFAS 160 is effective for fiscal years, and interim periods within those fiscal years, beginning on or after December 15, 2008. Earlier adoption is prohibited. The Company will adopt SFAS 160 effective January 1, 2009 and will apply it to any acquisitions or dispositions of noncontrolling interests on or after that date.

In June 2007, the Accounting Standards Executive Committee (AcSEC) of the AICPA issued SOP 07-1, Clarification of the Scope of the Audit and Accounting Guide Investment Companies and Accounting by Parent Companies and Equity Method Investors for Investments in Investment Companies (SOP 07-1). SOP 07-1 provides guidance for determining whether an entity is within the scope of the AICPA Audit and Accounting Guide Investment Companies (the Guide). For those entities that are investment companies under SOP 07-1, this SOP also addresses whether the specialized industry accounting principles of the Guide (i.e., fair value accounting) should be retained by a parent company in consolidation or by an investor that has the ability to exercise significant influence over the investment company and applies the equity method of accounting to its investment in the entity (referred to as an equity method investor). In addition, SOP 07-1 includes certain disclosure requirements for parent companies and equity method investors in investment companies that retain investment company accounting in the parent company’s consolidated financial statements or the financial statements of an equity method investor. The provisions of SOP 07-1 were to be effective for fiscal years beginning on or after December 15, 2007. On February 14, 2008, the FASB issued FSP SOP 07-1-1, which delays indefinitely the effective date of SOP 07-1. The Company will monitor the FASB and AICPA deliberations regarding this standard.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

In April 2007, the FASB issued FSP FIN 39-1, An Amendment of FASB Interpretation No. 39 (FSP FIN 39-1). FSP FIN 39-1 addresses whether a reporting entity that is party to a master netting arrangement can offset fair value amounts recognized for the right to reclaim cash collateral (a receivable) or the obligation to return cash collateral (a payable) against fair value amounts recognized for derivative instruments that have been offset under the same master netting arrangement in accordance with paragraph 10 of Interpretation 39. FSP FIN 39-1 is effective for fiscal years beginning after November 15, 2007, with early application permitted. The Company adopted FSP FIN 39-1 effective January 1, 2008. The Company elected to present the fair value of cash collateral received separate from the obligation to return the collateral. The adoption of FSP FIN 39-1 did not impact the Company’s financial position or results of operations.

In February 2007, the FASB issued SFAS No. 159, The Fair Value Option for Financial Assets and Financial Liabilities, Including an amendment of FASB Statement No. 115 (SFAS 159). SFAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. The objective is to improve financial reporting by providing entities with the opportunity to mitigate volatility in reported earnings caused by measuring related assets and liabilities differently without having to apply complex hedge accounting provisions. SFAS 159 is expected to expand the use of fair value measurement, which is consistent with the FASB’s long-term measurement objectives for accounting for financial instruments. SFAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. SFAS 159 does not affect any existing accounting literature that requires certain assets and liabilities to be carried at fair value. In addition, SFAS 159 does not establish requirements for recognizing and measuring dividend income, interest income or interest expense, nor does it eliminate disclosure requirements included in other accounting standards, including requirements for disclosures about fair value measurements included in SFAS No. 157, Fair Value Measurements (SFAS 157), and SFAS No. 107, Disclosures about Fair Value of Financial Instruments. SFAS 159 is effective as of the beginning of an entity’s first fiscal year beginning after November 15, 2007. The Company adopted SFAS 159 for commercial mortgage loans held for sale effective January 1, 2008, which did not have a material impact on the Company’s financial position or results of operations. The Company will assess the fair value election for new financial assets or liabilities on a prospective basis. See Note 4 for disclosures required by SFAS 159.

In September 2006, the FASB issued SFAS No. 158, Employers’ Accounting for Defined Benefit Pension and Other Postretirement Plans – an amendment of FASB Statements No. 87, 88, 106, and 132(R) (SFAS 158). SFAS 158 requires an employer to recognize the overfunded or underfunded status of a defined benefit postretirement plan (other than a multiemployer plan) as an asset or liability on its balance sheet and to recognize changes in that funded status in the year in which the changes occur through comprehensive income. SFAS 158 also requires an employer to measure the funded status of a plan as of the date of its year-end balance sheet, with limited exceptions. An employer with publicly traded equity securities is required to initially recognize the funded status of a defined benefit postretirement plan and to provide the required disclosures as of the end of the fiscal year ending after December 15, 2006. The requirement to measure plan assets and benefit obligations as of the date of the employer’s fiscal year-end balance sheet is effective for fiscal years ending after December 15, 2008. The Company adopted SFAS 158 effective December 31, 2006. The adoption of SFAS 158 did not have a material impact on the Company’s financial position or results of operations.

In September 2006, the FASB issued SFAS 157. SFAS 157 provides enhanced guidance for using fair value to measure assets and liabilities and requires new disclosures about fair value measurements. SFAS 157 also provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. For assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to initial recognition, the reporting entity shall disclose information that enables financial statement users to assess the inputs used to develop those measurements. For recurring fair value measurements using significant unobservable inputs, the reporting entity shall disclose the effect of the measurements on earnings for the period. SFAS 157 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years, with early adoption permitted. The Company adopted SFAS 157 effective January 1, 2008. The adoption of SFAS 157 did not have a material impact on the Company’s financial position or results of operations. See Note 4 for disclosures required by SFAS 157.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

In September 2006, the SEC issued Staff Accounting Bulletin (SAB) No. 108 (SAB 108). SAB 108 addresses how the effects of prior year uncorrected misstatements should be considered when quantifying misstatements in current-year financial statements. SAB 108 requires registrants to quantify misstatements using both the balance sheet and income-statement approaches and to evaluate whether either approach results in quantifying an error that is material in light of relevant quantitative and qualitative factors. SAB 108 does not change the SEC’s previous guidance in SAB No. 99 on evaluating the materiality of misstatements. The Company adopted SAB 108 effective December 31, 2006. SAB 108 did not have a material impact on the Company’s financial position or results of operations upon adoption.

In June 2006, the FASB issued FIN No. 48, Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109, Accounting for Income Taxes (FIN 48). FIN 48 clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements in accordance with FASB Statement No. 109, Accounting for Income Taxes. FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006. The Company adopted FIN 48 effective January 1, 2007. FIN 48 did not have a material impact on the Company’s financial position or results of operations upon adoption.

In March 2006, the FASB issued SFAS No. 156, Accounting for Servicing of Financial Assets (SFAS 156). SFAS 156 amends SFAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities (SFAS 140). SFAS 156 requires that all separately recognized servicing assets and servicing liabilities be initially measured at fair value, if practicable. SFAS 156 permits, but does not require, the subsequent measurement of separately recognized servicing assets and servicing liabilities at fair value. An entity that uses derivative instruments to mitigate the risks inherent in servicing assets and servicing liabilities is required to account for those derivative instruments at fair value. Under SFAS 156, an entity can elect subsequent fair value measurement to account for its separately recognized servicing assets and servicing liabilities. By electing that option, an entity may simplify its accounting because SFAS 156 permits income statement recognition of the potential offsetting changes in fair value of those servicing assets and servicing liabilities and derivative instruments in the same accounting period. SFAS 156 is effective for fiscal years beginning after September 15, 2006. The Company adopted SFAS 156 effective January 1, 2007. SFAS 156 did not have a material impact on the Company’s financial position or results of operations upon adoption.

In February 2006, the FASB issued SFAS No. 155, Accounting for Certain Hybrid Financial Instruments (SFAS 155). SFAS 155 amends SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities (SFAS 133), and SFAS 140. SFAS 155 also resolves issues addressed in SFAS 133 Implementation Issue No. D1, Application of Statement 133 to Beneficial Interests in Securitized Financial Assets. In summary, SFAS 155: (1) permits an entity to make an irrevocable election to measure any hybrid financial instrument that contains an embedded derivative that otherwise would require bifurcation at fair value in its entirety, with changes in fair value recognized in earnings; (2) clarifies which interest-only strips and principal-only strips are not subject to the requirements of SFAS 133; (3) establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation; (4) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; and (5) amends SFAS 140 to eliminate the prohibition on a qualifying special purpose entity from holding a derivative financial instrument that pertains to a beneficial interest other than another derivative financial instrument. SFAS 155 is effective for all financial instruments acquired or issued after the beginning of an entity’s first fiscal year that begins after September 15, 2006. Provisions of SFAS 155 may be applied to instruments that an entity holds at the date of adoption on an instrument-by-instrument basis. The Company adopted SFAS 155 effective January 1, 2006. On the date of adoption, there was no impact to the Company’s financial position or results of operations.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

In September 2005, AcSEC issued SOP 05-1. SOP 05-1 provides guidance on accounting by insurance enterprises for deferred acquisition costs on internal replacements of insurance and investment contracts other than those specifically described in SFAS No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments, issued by the FASB. SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights or coverages that occurs as a result of the exchange of a contract for a new contract, or by amendment, endorsement or rider to a contract, or by the election of a new feature or coverage within a contract. SOP 05-1 is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. Retrospective application of SOP 05-1 to previously issued financial statements is not permitted. Initial application of SOP 05-1 is required as of the beginning of an entity’s fiscal year. The Company adopted SOP 05-1 effective January 1, 2007, which resulted in a $6.0 million charge, net of taxes, as the cumulative effect of adoption of this accounting principle.

In May 2005, the FASB issued SFAS No. 154, Accounting Changes and Error Corrections (SFAS 154), which replaces Accounting Principles Board Opinion No. 20, Accounting Changes, and SFAS No. 3, Reporting Accounting Changes in Interim Financial Statements. SFAS 154 applies to all voluntary changes in accounting principle as well as to changes required by an accounting pronouncement in the unusual instance that the pronouncement does not include specific transition provisions. SFAS 154 is effective for accounting changes and corrections of errors made in fiscal years beginning after December 15, 2005, with earlier adoption permitted. The Company adopted SFAS 154 effective January 1, 2006. SFAS 154 did not have any impact on the Company’s financial position or results of operations upon adoption.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

(4)	Fair Value Measurements
Fair Value Option

As described in Note 3, the Company adopted SFAS 159 effective January 1, 2008 and elected SFAS 159 fair value treatment for commercial mortgage loans held for sale. Accordingly, the Company now records in earnings all market fluctuations associated with this portfolio. The Company previously recorded such loans at the lower of cost or market value. Balances for these loans will be measured at fair value prospectively with unrealized gains and losses included as a component of net realized investment gains and losses. The Company will assess the fair value option election for new financial assets or liabilities on a prospective basis.

Fair Value Hierarchy

As described in Note 3, the Company adopted SFAS 157 effective January 1, 2008. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Company uses various methods including market, income and cost approaches. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs.

In accordance with SFAS 157, the Company categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes financial assets and liabilities recorded at fair value in the consolidated balance sheets as follows:

•
Level 1 – Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date. The types of assets and liabilities utilizing Level 1 valuations include U.S. Treasury and agency securities, equity securities listed in active markets, investments in publicly traded mutual funds with quoted market prices, and listed derivatives.

•
Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. The types of assets and liabilities utilizing Level 2 valuations generally include U.S. Government securities not backed by the full faith of the government, municipal bonds, structured notes and certain MBSs and ABSs, certain corporate debt, certain private placement investments, and certain derivatives, including basis swaps and commodity total return swaps.

•
Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs. Generally, the types of assets and liabilities utilizing Level 3 valuations are certain MBSs and ABSs, certain corporate debt, certain private placement investments, certain mutual fund holdings, and certain derivatives, including embedded derivatives associated with living benefit contracts.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

The following table summarizes assets and liabilities measured at fair value on a recurring basis as of December 31, 2008:

(in millions)	Level 1	Level 2	Level 3	Total
Assets
Investments:
Securities available-for-sale:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations and agencies	$561.3	$10.0	$—	$571.3
Obligations of states and political subdivisions	—	217.1	—	217.1
Debt securities issued by foreign governments	—	38.9	—	38.9
Corporate securities	—	10,135.7	1,220.8	11,356.5
Mortgage-backed securities	520.8	1,936.4	2,219.6	4,676.8
Asset-backed securities	—	1,218.4	1,168.2	2,386.6

Total fixed maturity securities	1,082.1	13,556.5	4,608.6	19,247.2
Equity securities	1.4	15.2	9.9	26.5

Total securities available-for-sale	1,083.5	13,571.7	4,618.5	19,273.7

Mortgage loans held for sale1	—	—	124.5	124.5
Short-term investments	36.2	2,744.7	—	2,780.9

Total investments	1,119.7	16,316.4	4,743.0	22,179.1

Cash	36.7	—	—	36.7
Derivative assets2	—	708.5	597.6	1,306.1
Separate account assets3.5	9,530.3	35,270.0	2,136.6	46,936.9

Total assets	$10,686.7	$52,294.9	$7,477.2	$70,458.8

Liabilities
Future policy benefits and claims4	$—	$—	$(1,739.7)	$(1,739.7)
Derivative liabilities2	(6.0)	(385.9)	(4.2)	(396.1)

Total liabilities	$(6.0)	$(385.9)	$(1,743.9)	$(2,135.8)

1	Carried at fair value as elected under SFAS 159.
2	Comprised of interest rate swaps, cross-currency interest rate swaps, credit default swaps, other non-hedging instruments, equity option contracts and interest rate futures contracts.
3	Comprised of public, privately registered and non-registered mutual funds and investments in securities.
4
Related to embedded derivatives associated with living benefit contracts. The Company’s guaranteed minimum accumulation benefits (GMABs), guaranteed lifetime withdrawal benefits (GLWBs) and hybrid GMABs/GLWBs are considered embedded derivatives under current accounting guidance, resulting in the related liabilities being separated from the host insurance product and recognized at fair value, with changes in fair value reported in earnings. This balance also includes embedded derivatives associated with fixed equity-indexed annuities (EIA) that provide for interest earnings that are linked to the performance of specified equity market indices.

5	The value of separate account liabilities is set to equal the fair value of separate account assets

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

The following table summarizes financial instruments for which the Company used significant unobservable inputs (Level 3) to determine fair value measurements for the year ended December 31, 2008:

		Net investment gains (losses)						Change in unrealized gains (losses) in earnings due to assets still held
(in millions)	Balance as of December 31, 2007	In earnings (realized and unrealized)1	In OCI (unrealized)2	Purchases, issuances, sales and settlements	Transfers in to Level 3	Transfers out of Level 3	Balance as of December 31, 2008
Assets
Investments:
Securities available-for-sale3 :
Fixed maturity securities
Corporate securities	$1,429.5	$(179.4)	$(230.7)	$(360.3)	$816.6	$(254.9)	$1,220.8	$—
Mortgage-backed securities	176.6	(283.4)	(556.9)	(139.8)	3,029.4	(6.3)	2,219.6	—
Asset-backed securities	754.4	(382.4)	(539.0)	11.3	1,469.8	(145.9)	1,168.2	—

Total fixed maturity securities	2,360.5	(845.2)	(1,326.6)	(488.8)	5,315.8	(407.1)	4,608.6	—
Equity securities	1.4	(54.9)	(5.7)	28.7	40.4	—	9.9	—

Total securities available-for-sale	2,361.9	(900.1)	(1,332.3)	(460.1)	5,356.2	(407.1)	4,618.5	—
Mortgage loans held for sale	86.1	(49.3)	—	87.7	—	—	124.5	(49.3)
Short-term investments	371.9	—	—	—	—	(371.9)	—	—

Total investments	2,819.9	(949.4)	(1,332.3)	(372.4)	5,356.2	(779.0)	4,743.0	(49.3)

Derivative assets	166.6	405.4	4.4	21.2	—	—	597.6	394.0
Separate account assets4.6	2,258.3	310.1	—	509.4	16.8	(958.0)	2,136.6	333.9

Total assets	$5,244.8	$(233.9)	$(1,327.9)	$158.2	$5,373.0	$(1,737.0)	$7,477.2	$678.6

Liabilities
Future policy benefits and claims5	$(128.9)	$(1,602.1)	$—	$(8.7)	$—	$—	$(1,739.7)	$1,602.1
Derivative liabilities	(16.3)	3.9	—	8.2	—	—	(4.2)	(12.0)

Total liabilities	$(145.2)	$(1,598.2)	$—	$(0.5)	$—	$—	$(1,743.9)	$1,590.1

1	Includes gains and losses on sales of financial instruments, changes in market value of certain instruments and other-than-temporary impairments.
2	Includes changes in market value of certain instruments.
3
Includes non-investment grade collateralized mortgage obligations, MBSs and ABSs, ABS trust preferred notes, certain counterparty or internally priced securities, and securities that are at or near default based on designations assigned by the National Association of Insurance Commissioners (NAIC) (see Note 5 for a discussion of NAIC Designations). Equity securities represent holdings in non-registered mutual funds with significant unobservable inputs.

4
Comprised of non-registered mutual funds with significant unobservable and/or liquidity restrictions. The net unrealized investment loss on these non-registered mutual funds is attributable to contractholders and, therefore, is not included in the Company’s earnings.

5
Relates to GMAB, GMWB and EIA embedded derivatives associated with contracts with living benefit riders. Related derivatives are internally valued. The valuation of guaranteed minimum benefit embedded derivatives is based on capital market and actuarial risk assumptions, including risk margin considerations reflecting policyholder behavior. The Company uses observable inputs, such as published swap rates, in its capital market assumptions. Actuarial assumptions, including lapse behavior and mortality rates, are based on actual experience.

6	The value of separate account liabilities is set to equal the fair value of separate account assets

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

Transfers

The Company will review its fair value hierarchy classifications quarterly. Changes in observability of significant valuation inputs identified during these reviews may trigger reclassification of fair value hierarchy levels of financial assets and liabilities. These reclassifications will be reported as transfers in/out of Level 3 in the beginning of the period in which the change occurs. During 2008, certain of the Company’s investments in corporate securities, MBSs and ABSs were considered to be in inactive markets, due to concerns in the securities markets and resulting lack of liquidity. As a result, there have been significant changes in certain inputs which led to transfers into Level 3. During 2008, additional observable inputs were obtained on assets previously considered Level 3, which led to transfers out of that category.

Fair Value on a Nonrecurring Basis

The Company did not have any material assets or liabilities reported at fair value on a nonrecurring basis required to be disclosed under SFAS 157.

Financial Instruments Not Carried at Fair Value

SFAS No. 107, Disclosures about Fair Value of Financial Instruments (SFAS 107) requires additional disclosures of fair value information of financial instruments. The following include disclosures for the other financial instruments not carried at fair value and not included in the above SFAS 157 disclosure.

In estimating fair value for its SFAS 107 disclosures, the Company used the following methods and assumptions:

Mortgage loans on real estate, net: The fair values of mortgage loans on real estate are estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Estimated fair value is based on the present value of expected future cash flows discounted at the loan’s effective market interest rate. In the current year, mortgage loans held for sale are included in the above SFAS 157 disclosure, as the Company elected to carry these assets at fair value under SFAS 159 (effective January 1, 2008).

Policy loans: The carrying amount reported in the consolidated balance sheets approximates fair value.

Investment contracts: The fair values of the Company’s liabilities under investment type contracts are based on one of two methods. For investment contracts without defined maturities, fair value is the amount payable on demand, net of certain surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

Short-term debt: The carrying amount reported in the consolidated balance sheets approximates fair value.

Long-term debt: The fair values for senior notes are based on quoted market prices. The fair values of the junior subordinated debentures issued to a related party are based on quoted market prices of the capital securities of Nationwide Financial Services Capital Trust I (Trust I), which approximate the fair value of this obligation.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

The following table summarizes the carrying values and estimated fair values of financial instruments subject to disclosure requirements as of December 31:

	2008		2007
(in millions)	Carrying value	Estimated fair value	Carrying value	Estimated fair value
Assets
Investments:
Mortgage loans on real estate, net	$7,065.4	$6,335.3	$7,615.4	$7,659.9
Policy loans	767.4	767.4	687.9	687.9

Liabilities
Investment contracts	(24,978.2)	(18,905.4)	(24,671.0)	(23,084.7)
Short-term debt	(249.7)	(249.7)	(285.3)	(285.3)
Long-term debt, payable to NFS	(700.0)	(568.7)	(700.0)	(751.3)

(5)	Derivative Financial Instruments
Qualitative Disclosure

Interest Rate Risk Management

The Company periodically purchases fixed rate investments to back variable rate liabilities. As a result, the Company can be exposed to interest rate risk due to the mismatch between variable rate liabilities and fixed rate assets. In an effort to mitigate the risk from this mismatch, the Company enters into various types of derivative instruments, with fluctuations in the fair values of the derivatives offsetting changes in the fair values of the investments resulting from changes in interest rates. The Company principally uses pay fixed/receive variable interest rate swaps to manage this risk.

Under these interest rate swaps, the Company receives variable interest rate payments and makes fixed rate payments. The fixed interest paid on the swap offsets the fixed interest received on the investment, resulting in the Company receiving the variable interest payments on the swap, generally 3-month U.S. London Interbank Offered Rate (LIBOR), and the credit spread on the investment. The net receipt of a variable rate will then more closely match the variable rate paid on the liability.

As a result of entering into fixed rate commercial mortgage loan and private placement commitments, the Company is exposed to changes in the fair value of such commitments due to changes in interest rates during the commitment period prior to funding of the loans. In an effort to manage this risk, the Company enters into short U.S. Treasury futures and/or pay fixed interest rate swaps during the commitment period. With short U.S. Treasury futures or pay fixed interest rate swaps, if interest rates rise/fall, the gains/losses on the futures will offset the change in fair value of the commitment attributable to the change in interest rates.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

The Company periodically purchases variable rate investments such as commercial mortgage loans and corporate bonds. As a result, the Company can be exposed to variability in cash flows and investment income due to changes in interest rates. Such variability poses risks to the Company when the assets are funded with fixed rate liabilities. In an effort to manage this risk, the Company may enter into receive fixed/pay variable interest rate swaps. In using these interest rate swaps, the Company receives fixed interest rate payments and makes variable rate payments. The variable interest paid on the swap offsets the variable interest received on the investment, resulting in the Company receiving the fixed interest payments on the swap and the credit spread on the investment. The net receipt of a fixed rate will then more closely match the fixed rate paid on the liability.

The Company manages interest rate risk at the segment level. Different segments may simultaneously hedge interest rate risks associated with owning fixed and variable rate investments considering the risk relevant to a particular segment.

Foreign Currency Risk Management

In conjunction with the Company’s MTN program, the Company periodically issues both fixed and variable rate liabilities denominated in foreign currencies. As a result, the Company is exposed to changes in the fair value of liabilities due to changes in foreign currency exchange rates and related interest rates. In an effort to manage these risks, the Company enters into cross-currency interest rate swaps.

The Company is exposed to changes in the fair value of fixed rate investments denominated in a foreign currency due to changes in foreign currency exchange rates and related interest rates. In an effort to manage this risk, the Company uses cross-currency interest rate hedges to swap these asset characteristics to variable U.S. dollar rate instruments. Cross-currency interest rate swaps on assets are structured to pay a fixed rate, in a foreign currency, and receive a variable U.S. dollar rate, generally 3-month U.S. LIBOR. These derivative instruments are designated as a fair value hedge of a fixed rate foreign denominated asset.

Cross-currency interest rate swaps on variable rate investments are structured to pay a variable rate, in a foreign currency, and receive a fixed U.S. dollar rate. The terms of the foreign currency paid on the swap will exactly match the terms of the foreign currency received on the asset, thus eliminating currency risk. These derivative instruments are designated as a cash flow hedge.

Equity Market Risk Management

Asset fees calculated as a percentage of separate account assets are a significant source of revenue to the Company. As of December 31, 2008, approximately 71% of separate account assets were invested in equity mutual funds (approximately 82% as of December 31, 2007). Gains and losses in the equity markets result in corresponding increases and decreases in the Company’s separate account assets and asset fee revenue. In addition, a decrease in separate account assets may decrease the Company’s expectations of future profit margins due to a decrease in asset fee revenue and/or an increase in guaranteed contract claims, which also may require the Company to accelerate amortization of DAC.

The Company’s long-term assumption for net separate account returns is 7% annual growth. If equity markets were unchanged throughout a given year, the Company estimates that its net earnings per diluted share, calculated using current weighted average diluted shares outstanding, would be approximately $0.05 to $0.10 less than if the Company’s long-term assumption for net separate account returns were realized. This analysis assumes no other factors change and that an unlocking of DAC assumptions would not be required. However, as it does each quarter, the Company would evaluate its DAC balance and underlying assumptions to determine the need for unlocking. The Company can provide no assurance that the experience of flat equity market returns would not result in changes to other factors affecting profitability, including the possibility of unlocking of DAC assumptions.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

Many of the Company’s individual variable annuity contracts offer GMDB features. A GMDB generally provides a benefit if the annuitant dies and the contract value is less than a specified amount, which may be based on premiums paid less amounts withdrawn or contract value on a specified anniversary date. A decline in the stock market causing the contract value to fall below this specified amount, which varies from contract to contract based on the date the contract was entered into as well as the GMDB feature elected, will increase the net amount at risk, which is the GMDB in excess of the contract value. This could result in additional GMDB claims.

In an effort to mitigate this risk, the Company implemented a GMDB economic hedging program for certain new and existing business. Prior to implementation of the GMDB hedging program in 2000, the Company managed this risk primarily by entering into reinsurance arrangements. The GMDB economic hedging program is designed to offset changes in the economic value of the designated GMDB obligation. Currently the program shorts S&P 500 Index futures, which provides an offset to changes in the value of the designated obligation. The futures are not designated as hedges and, therefore, hedge accounting is not applied. The Company’s economic and accounting hedges are not perfectly offset. Therefore, the economic hedging activity is likely to lead to earnings volatility. As of December 31, 2008 and 2007, the Company’s net amount at risk was $8,718.7 million and $519.9 million before reinsurance, respectively, and $7,329.9 million and $317.2 million net of reinsurance, respectively. As of December 31, 2008 and 2007, the Company’s reserve for GMDB claims was $247.9 million and $38.9 million, respectively.

The Company also offers certain variable annuity products with guaranteed minimum accumulation benefit (GMAB), guaranteed lifetime withdrawal benefit (GLWB) and hybrid GMAB/GLWB riders (collectively referred to as living benefits). A GMAB provides the contractholder with a guaranteed return of premium, adjusted proportionately for withdrawals, after a specified time period (5, 7 or 10 years) selected by the contractholder at the time of issuance of a variable annuity contract. In some cases, the contractholder also has the option, after a specified time, to drop the rider and continue the variable annuity contract without the GMAB. The design of the GMAB rider limits the risk to the Company in a variety of ways including asset allocation requirements, which serve to reduce the Company’s potential exposure to underlying fund performance risks. Specifically, the terms in the GMAB rider limit policyholder asset allocation by either (1) requiring partial allocation of assets to a guaranteed term option (a fixed rate investment option) and excluding certain funds that are highly volatile or difficult to hedge or (2) requiring all assets be allocated to one of the approved asset allocation funds or models defined by the Company.

Beginning in March 2005, the Company began offering a hybrid GMAB/GLWB through its Capital Preservation Plus Lifetime Income (CPPLI) contract rider. This living benefit combines a GMAB feature in its first 5-10 years with a lifetime withdrawal benefit election at the end of the GMAB feature. Upon maturity of the GMAB, the contractholder can elect the lifetime withdrawal benefit, which would continue for the duration of the insured’s life; elect a new CPPLI rider; or drop the rider completely and continue the variable annuity contract without any rider. If the lifetime withdrawal benefit is elected and the insured’s contract value is exhausted through such withdrawals and market conditions, the Company will continue to fund future withdrawals at a pre-defined level until the insured’s death. In some cases, the contractholder has the right to drop the GLWB portion of this rider or periodically reset the guaranteed withdrawal basis to a higher level. This benefit requires a minimum allocation to guaranteed term options or adherence to limitations required by an approved asset allocation strategy as previously described above.

In March 2006, the Company added Lifetime Income (L.inc), a stand-alone GLWB, to complement CPPLI in its product offerings. This rider is very similar to the hybrid benefit discussed above in that L.inc and CPPLI both have guaranteed withdrawal rates that increase based on the age at which the contractholder begins taking income. The withdrawal rates are applied to a benefit base to determine the guaranteed lifetime income amount available to a contractholder. The benefit base is equal to the variable annuity premium at contract issuance and may increase as a result of a ratchet feature that is driven by account performance and a roll-up feature that is driven by policy duration. Generally, the longer the contractholder waits before commencing withdrawals, the greater the guaranteed lifetime income. One key difference between L.inc and CPPLI is that the charge associated with L.inc is assessed against the benefit base. This is a risk mitigation feature as it alleviates much of the uncertainty around account performance and customer withdrawal patterns, both of which can lead to lower than expected revenue streams if the charge were assessed on account value. In June 2007, the Company added a feature to L.inc to allow for a lump settlement in lieu of lifetime withdrawals in certain situations.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

The Company’s living benefit riders represent an embedded derivative in a variable annuity contract that is required to be separated from, and valued apart from, the host variable annuity contract. The embedded derivatives are carried at fair value. Subsequent changes in the fair value of the embedded derivatives are recognized in earnings as a component of net realized investment gains and losses. The fair value of the embedded derivatives is calculated based on a combination of capital market and actuarial assumptions. Projections of cash flows inherent in the valuation of the embedded derivative incorporate numerous assumptions including, but not limited to, expectations of contractholder persistency, contractholder withdrawal patterns, risk neutral market returns, correlations of market returns and market return volatility. As of December 31, 2008 and 2007, the net balance of the embedded derivatives for living benefits was a liability of $1.70 billion and $91.9 million, respectively. The Company does not expect any meaningful level of claims under the living benefit features for several years and believes any such claims would be mitigated by its economic hedging program.

Similar to the Company’s economic hedging for GMDBs, the living benefits features are also being economically hedged. The primary risks being hedged are the exposures associated with declining equity market returns and downward interest rate movements. The Company employs a variety of instruments to mitigate this exposure including S&P 500 Index futures, U.S. Treasury futures, interest rate swaps and long-dated over-the-counter put options. The positions used in the economic hedging program are not designated as hedges and, therefore, hedge accounting is not applied. The living benefits hedging program is designed to offset changes in the economic value of the living benefits obligation to contractholders. Changes in the fair value of the embedded derivatives are likely to create volatility in earnings. The hedging activity associated with changes in the economic value of the living benefits obligations will likely mitigate a portion of this earnings volatility.

Other Non-Hedging Derivatives

The Company periodically enters into basis swaps (receive one variable rate, pay another variable rate) to better match the cash flows received from the specific variable-rate investments with the variable rate paid on a group of liabilities. While the pay-side terms of the basis swap will be consistent with the terms of the asset, the Company is not able to match the receive-side terms of the derivative to a specific liability. Therefore, basis swaps do not receive hedge accounting treatment.

The Company sells credit default protection on selected debt instruments and combines the credit default swap with selected assets the Company owns to replicate a higher yielding bond. These selected assets may have sufficient duration for the related liability, but do not earn a sufficient credit spread. The combined credit default swap and investments provide cash flows with the duration and credit spread targeted by the Company. The credit default swaps do not qualify for hedge accounting treatment.

The Company also has purchased credit default protection on selected debt instruments exposed to short-term credit concerns, or because the combination of the corporate bond and purchased default protection provides sufficient spread and duration targeted by the Company. The purchased credit default protection is not designated for hedge accounting treatment.

Quantitative Disclosure

Fair Value Hedges

During the years ended December 31, 2008, 2007 and 2006, a net gain of $8.3 million, a net loss of $2.4 million and a net gain of $2.9 million, respectively, were recognized in net realized investment gains and losses related to the ineffective portion of fair value hedging relationships. There were no gains or losses attributable to the portion of the derivative instruments’ changes in fair value excluded from the assessment of hedge effectiveness. There were also no gains or losses recognized in earnings as a result of hedged firm commitments no longer qualifying as fair value hedges.

Cash Flow Hedges

For the years ended December 31, 2008, 2007 and 2006, the ineffective portion of cash flow hedges was a net gain of $3.1 million, a net loss of $1.4 million and a net loss of $1.5 million, respectively. There were no net gains or losses attributable to the portion of the derivative instruments’ changes in fair value excluded from the assessment of hedge effectiveness.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

In general, the maximum length of time over which the Company is hedging its exposure to the variability in future cash flows associated with forecasted transactions, other than those relating to variable interest on existing financial instruments, is twelve months or less. However, in 2003 the Company entered into a hedge of a forecasted purchase of shares of a mutual fund tied to the S&P 500 Index where delivery of the shares will occur in 2033.

During 2008, the Company did not discontinue any cash flow hedges because the original forecasted transaction was no longer probable. Additionally, no amounts were reclassified from AOCI into earnings due to the probability that a forecasted transaction would not occur.

Other Derivative Instruments, Including Embedded Derivatives

Net realized investment gains and losses for the years ended December 31, 2008, 2007 and 2006 included a net gain of $58.2 million, a net loss of $12.4 million and a net loss of $0.5 million, respectively, related to other derivative instruments, including embedded derivatives, not designated in hedging relationships. In addition, variable annuity contracts resulted in net losses of $442.5 million, $51.8 million, $11.4 million for the years ended December 31, 2008, 2007, and 2006, respectively, related to other derivative instruments, including embedded derivatives, not designated in hedging relationships.

For the years ended December 31, 2008, 2007 and 2006, net losses of $3.6 million, $0.5 million and $10.6 million, respectively, were recorded in net realized investment gains and losses reflecting the change in fair value of cross-currency interest rate swaps hedging variable rate MTNs denominated in foreign currencies. No additional net gains were recorded to reflect the change in spot rates of foreign currency denominated obligations during the year ended December 31, 2008 compared to none for the year ended December 31, 2007, and a net gain of $14.1 million for the year ended December 31, 2006.

The following table summarizes the notional amount of derivative financial instruments outstanding as of December 31:

(in millions)	2008	2007
Interest rate swaps:
Pay fixed/receive variable rate swaps hedging investments	$1,218.4	$1,692.9
Pay variable/receive fixed rate swaps hedging investments	924.5	21.0
Pay variable/receive variable rate swaps hedging liabilities	200.0	—
Pay fixed/receive variable rate swaps hedging liabilities	1,993.7	1,120.7
Pay variable/receive fixed rate swaps hedging liabilities	3,856.3	343.1
Cross-currency interest rate swaps:
Hedging foreign currency denominated investments	343.7	375.5
Hedging foreign currency denominated liabilities	463.4	1,144.1
Credit default swaps	271.2	300.3
Other non-hedging instruments	431.0	518.1
Equity option/futures contracts	3,675.3	2,361.8
Interest rate futures contracts	281.1	371.3

Total	$13,658.6	$8,248.8

The notional value is the amount upon which exchanges of interest are based. Exposure to a counterparty arises if the net expected cash flows are positive, as calculated based on forward interest rate curves and notional contract values.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

Credit Derivatives

The Company enters into two distinct types of credit derivative contracts (or credit default swaps) which allows the Company to either sell or buy credit protection on a specific creditor or credit index. When the Company sells credit protection against a specific creditor or credit index to a counterparty, it receives periodic premium payments similar to the risk premium received on an equivalent maturity bond from the same creditor. In return, the Company agrees to provide for losses if a credit event occurs during the lifetime of the contract, by buying a pre-determined cash bond from the counterparty at face value. In such a contract, a credit event will be defined in the trade settlement documentation and may include, but not be limited to, creditor bankruptcy or restructuring. There are no recourse provisions associated with these contracts.

The Company had exposure to credit protection contracts for the years ended December 31, 2008, 2007 and 2006 and experienced losses of $18.8 million in 2008 and no losses in 2007 or 2006, on such contracts. The following table presents the Company’s outstanding exposure to credit protection contracts, all of which are related to corporate debt instruments, as of December 31, 2008 by contract maturity and industry exposure:

	Less than or equal to one year		One to three years		Three to five years		Total
(in millions)	Maximum potential risk	Estimated fair value	Maximum potential risk	Estimated fair value	Maximum potential risk	Estimated fair value	Maximum potential risk	Estimated fair value
Single sector exposure:
Consumer goods	$—	$—	$6.0	$(0.8)	$—	$—	$6.0	$(0.8)
Financial	—	—	35.0	(5.8)	13.0	(0.5)	48.0	(6.3)
Oil & gas pipelines	10.0	—	15.0	(0.8)	—	—	25.0	(0.8)
Services	—	—	—	—	35.0	(3.0)	35.0	(3.0)
Utilities	4.5	—	—	—	—	—	4.5	—

Total single sector exposure	14.5	—	56.0	(7.4)	48.0	(3.5)	118.5	(10.9)
Index exposure:
Corporate bonds	—	—	—	—	110.9	(0.3)	110.9	(0.3)

Total index exposure	—	—	—	—	110.9	(0.3)	110.9	(0.3)

Total	$14.5	$—	$56.0	$(7.4)	$158.9	$(3.8)	$229.4	$(11.2)

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

(6)	Investments
The following table summarizes the amortized cost, gross unrealized gains and losses, and estimated fair values of securities available-for-sale as of the dates indicated:

(in millions)	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value
December 31, 2008:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations	$77.3	$20.1	$—	$97.4
U. S. Government agencies1	384.6	89.3	—	473.9
Obligations of states and political subdivisions	223.0	1.5	7.4	217.1
Debt securities issued by foreign governments	33.9	5.0	—	38.9
Corporate securities
Public	8,042.9	85.4	1,040.3	7,088.0
Private	4,589.0	49.5	370.0	4,268.5
Mortgage-backed securities	5,248.2	68.2	639.6	4,676.8
Asset-backed securities	3,222.0	19.7	855.1	2,386.6

Total fixed maturity securities	21,820.9	338.7	2,912.4	19,247.2
Equity securities	30.9	0.7	5.1	26.5

Total securities available-for-sale	$21,851.8	$339.4	$2,917.5	$19,273.7

December 31, 2007:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations	$110.8	$14.3	$0.4	$124.7
U. S. Government agencies	406.1	61.2	—	467.3
Obligations of states and political subdivisions	245.3	1.6	2.7	244.2
Debt securities issued by foreign governments	40.0	2.5	0.1	42.4
Corporate securities
Public	8,253.8	133.4	161.6	8,225.6
Private	5,474.2	131.7	57.6	5,548.3
Mortgage-backed securities	5,855.9	31.3	98.4	5,788.8
Asset-backed securities	3,635.1	31.2	174.2	3,492.1

Total fixed maturity securities	24,021.2	407.2	495.0	23,933.4
Equity securities	69.6	4.8	1.5	72.9

Total securities available-for-sale	$24,090.8	$412.0	$496.5	$24,006.3

1	Includes $134.7 million of securities explicitly backed by the full faith and credit of the U.S. Government.
The market value of the Company’s general account investments may fluctuate significantly in response to changes in interest rates, investment quality ratings and credit spreads. While the Company has the ability and intent to hold available-for-sale debt securities in unrealized loss positions that are not other-than-temporarily impaired until recovery, it may experience realized investment losses to the extent its liquidity needs require the disposition of general account fixed maturity securities in unfavorable interest rate, liquidity or credit spread environments.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

Debt securities accounted for under EITF 99-20 may experience other-than-temporary impairment in future periods in the event an adverse change in cash flows is anticipated or probable. Furthermore, equity securities may experience other-than-temporary impairment in the future based on the prospects for recovery in value in a reasonable period. In addition, debt securities may experience other-than-temporary impairment in the future based on the probability that that Company may not be able to receive all contractual payments when due.

The Company held securities issued by institutions in the financial sector with equity-type features, classified as fixed maturity, with estimated fair values of $634.2 million and $674.4 million, and gross unrealized losses of $366.6 million and $28.3 million, as of December 31, 2008 and December 31, 2007, respectively. Of these securities in an unrealized loss position as of December 31, 2008, $104.7 million, or 18%, were in an unrealized loss position for more than one year compared to $149.3 million, or 39%, as of December 31, 2007. As of December 31, 2008, the Company evaluates such securities for other-than-temporary impairment using the criteria of either a debt or an equity security depending on the facts and circumstances of the individual issuer.

The table below summarizes the amortized cost and estimated fair value of fixed maturity securities available-for-sale, by maturity, as of December 31, 2008. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

(in millions)	Amortized cost	Estimated fair value
Fixed maturity securities available-for-sale:
Due in one year or less	$1,086.7	$1,081.9
Due after one year through five years	6,697.6	6,173.1
Due after five years through ten years	2,704.5	2,537.5
Due after ten years	2,861.9	2,391.4

Subtotal	13,350.7	12,183.9
Mortgage-backed securities	5,248.2	4,676.7
Asset-backed securities	3,222.0	2,386.6

Total	$21,820.9	$19,247.2

The following table presents the components of net unrealized losses on securities available-for-sale as of December 31:

(in millions)	2008	2007
Net unrealized losses, before adjustments and taxes	$(2,578.1)	$(84.5)
Change in fair value attributable to fixed maturity securities designated in fair value hedging relationships	(57.8)	—

Total net unrealized losses, before adjustments and taxes	(2,635.9)	(84.5)
Adjustment to deferred policy acquisition costs	615.9	87.1
Adjustment to future policy benefits and claims	43.8	(77.7)
Deferred federal income tax benefit	691.7	26.1

Net unrealized losses	$(1,284.5)	$(49.0)

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

The following table presents an analysis of the net increase in net unrealized (losses) gains on securities available-for-sale before adjustments and taxes for the years ended December 31:

(in millions)	2008	2007	2006
Fixed maturity securities	$(2,485.9)	$(166.0)	$(161.0)
Equity securities	(7.7)	(2.6)	(1.1)

Net increase	$(2,493.6)	$(168.6)	$(162.1)

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

For securities available-for-sale as of the dates indicated, the following table summarizes the Company’s gross unrealized losses based on the amount of time each type of security has been in an unrealized loss position:

	Less than or equal to one year		More than one year		Total
(in millions)	Estimated fair value	Gross unrealized losses	Estimated fair value	Gross unrealized losses	Estimated fair value	Gross unrealized losses
December 31, 2008:
Fixed maturity securities:
Obligations of states and political subdivisions	$94.9	$3.5	$29.3	$3.9	$124.2	$7.4
Corporate securities
Public	3,678.8	700.8	1,233.6	339.5	4,912.4	1,040.3
Private	2,108.1	262.1	838.6	107.9	2,946.7	370.0
Mortgage-backed securities	592.1	149.1	1,694.3	490.6	2,286.4	639.7
Asset-backed securities	1,026.9	248.6	1,171.4	606.4	2,198.3	855.0

Total fixed maturity securities	7,500.8	1,364.1	4,967.2	1,548.3	12,468.0	2,912.4
Equity securities	11.2	4.9	3.4	0.2	14.6	5.1

Total	$7,512.0	$1,369.0	$4,970.6	$1,548.5	$12,482.6	$2,917.5

% of total gross unrealized losses		47%		53%

December 31, 2007:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations	$16.4	$0.4	$2.6	$—	$19.0	$0.4
U.S. Government agencies	—	—	13.9	—	13.9	—
Obligations of states and political subdivisions	15.4	0.1	149.6	2.6	165.0	2.7
Debt securities issued by foreign governments	11.5	0.1	—	—	11.5	0.1
Corporate securities
Public	2,354.0	95.2	1,966.8	66.4	4,320.8	161.6
Private	680.6	17.1	1,814.7	40.5	2,495.3	57.6
Mortgage-backed securities	1,227.8	23.7	2,466.4	74.7	3,694.2	98.4
Asset-backed securities	1,453.8	127.1	1,078.1	47.1	2,531.9	174.2

Total fixed maturity securities	5,759.5	263.7	7,492.1	231.3	13,251.6	495.0
Equity securities	17.1	1.5	0.1	—	17.2	1.5

Total	$5,776.6	$265.2	$7,492.2	$231.3	$13,268.8	$496.5

% of total gross unrealized losses		53%		47%

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

The Company has fixed maturity securities that have been in an unrealized loss position for more than one year that are not other-than-temporarily impaired. The Company reviews assets in unrealized loss positions and evaluates whether or not the losses are other-than-temporary. Many criteria are considered during this process including, but not limited to, specific credit issues and financial prospects related to the issuer, the quality of the underlying collateral, management’s intent and ability to hold the security until recovery, current economic conditions that could affect the creditworthiness of the issuer in the future, the current fair value as compared to the amortized cost of the security, the extent and duration of the unrealized loss, and the rating of the affected security.

As of December 31, 2008, fixed maturity securities that have been in an unrealized loss position for more than one year totaled $1.55 billion, or 53% of the Company’s total unrealized losses on fixed maturity securities. Of this total, $1.31 billion, or 85%, were classified as investment grade securities, as defined by the National Association of Insurance Commissioners (NAIC).

As of December 31, 2008, 1,913, or 65%, of the Company’s investments in fixed maturity securities were in an unrealized loss position, in comparison to 1,725, or 53%, as of December 31, 2007.

The majority of the increases in the Company’s unrealized losses from December 31, 2007 to 2008 were attributable to corporate securities, MBSs and ABSs. These increased unrealized loss positions primarily were driven by the combined impact of volatility in investment quality ratings and credit spreads, illiquid markets, and interest rate movements. In particular, exposure to the financial sector, including through structured securities such as trust preferred, collateralized loan obligations and collateralized debt obligations, have been significantly affected by negative circumstances in those sectors. It is reasonably possible that further declines in estimated fair values of such investments, or changes in assumptions or estimates of anticipated recoveries and/or cash flows, may cause further other-than-temporary impairments in the near term, which could be significant.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

For fixed maturity securities available-for-sale, the following tables summarize as of the dates indicated the Company’s gross unrealized loss position categorized as investment grade vs. non-investment grade, as defined by the NAIC, for the period of time indicated, and based on the ratio of estimated fair value to amortized cost (in millions):

	Period of time for which unrealized loss has existed as of December 31, 2008
	Investment Grade			Non-Investment Grade			Total
Ratio of estimated fair value to amortized cost	Less than or equal to one year	More than one year	Total	Less than or equal to one year	More than one year	Total	Less than or equal to one year	More than one year	Total
Corporate securities - public and private
99.9% - 95.0%	$50.0	$16.4	$66.4	$1.7	$0.1	$1.8	$51.7	$16.5	$68.2
94.9% - 90.0%	94.0	28.3	122.3	5.2	6.2	11.4	99.2	34.5	133.7
89.9% - 85.0%	82.8	32.2	115.0	7.9	7.3	15.2	90.7	39.5	130.2
84.9% - 80.0%	94.1	27.2	121.3	14.5	7.1	21.6	108.6	34.3	142.9
Below 80.0%	453.1	150.5	603.6	159.6	172.1	331.7	612.7	322.6	935.3

Total	774.0	254.6	1,028.6	188.9	192.8	381.7	962.9	447.4	1,410.3

Mortgage-backed securities
99.9% - 95.0%	1.1	2.9	4.0	—	—	—	1.1	2.9	4.0
94.9% - 90.0%	5.7	14.4	20.1	0.1	—	0.1	5.8	14.4	20.2
89.9% - 85.0%	13.8	23.9	37.7	5.7	—	5.7	19.5	23.9	43.4
84.9% - 80.0%	14.0	40.0	54.0	17.1	10.0	27.1	31.1	50.0	81.1
Below 80.0%	91.5	377.4	468.9	—	22.0	22.0	91.5	399.4	490.9

Total	126.1	458.6	584.7	22.9	32.0	54.9	149.0	490.6	639.6

Asset-backed securities
99.9% - 95.0%	4.9	2.0	6.9	0.4	—	0.4	5.3	2.0	7.3
94.9% - 90.0%	15.5	18.6	34.1	1.0	—	1.0	16.5	18.6	35.1
89.9% - 85.0%	23.3	27.5	50.8	0.3	0.8	1.1	23.6	28.3	51.9
84.9% - 80.0%	15.3	33.7	49.0	0.1	1.0	1.1	15.4	34.7	50.1
Below 80.0%	171.0	513.0	684.0	16.9	9.8	26.7	187.9	522.8	710.7

Total	230.0	594.8	824.8	18.7	11.6	30.3	248.7	606.4	855.1

Other fixed maturity securities1
99.9% - 95.0%	1.3	—	1.3	—	—	—	1.3	—	1.3
94.9% - 90.0%	2.2	—	2.2	—	—	—	2.2	—	2.2
89.9% - 85.0%	—	3.9	3.9	—	—	—	—	3.9	3.9
84.9% - 80.0%	—	—	—	—	—	—	—	—	—
Below 80.0%	—	—	—	—	—	—	—	—	—

Total	3.5	3.9	7.4	—	—	—	3.5	3.9	7.4

Total fixed maturity securities available-for-sale
99.9% - 95.0%	57.3	21.3	78.6	2.1	0.1	2.2	59.4	21.4	80.8
94.9% - 90.0%	117.4	61.3	178.7	6.3	6.2	12.5	123.7	67.5	191.2
89.9% - 85.0%	119.9	87.5	207.4	13.9	8.1	22.0	133.8	95.6	229.4
84.9% - 80.0%	123.4	100.9	224.3	31.7	18.1	49.8	155.1	119.0	274.1
Below 80.0%	715.6	1,040.9	1,756.5	176.5	203.9	380.4	892.1	1,244.8	2,136.9

Total	$1,133.6	$1,311.9	$2,445.5	$230.5	$236.4	$466.9	$1,364.1	$1,548.3	$2,912.4

1        Includes U.S. Treasury securities, obligations of U.S. Government corporations, U.S. Government agency securities, obligations of state and political subdivisions, and debt issued by foreign governments.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

	Period of time for which unrealized loss has existed as of December 31, 2007
	Investment Grade			Non-Investment Grade			Total
Ratio of estimated fair value to amortized cost	Less than or equal to one year	More than one year	Total	Less than or equal to one year	More than one year	Total	Less than or equal to one year	More than one year	Total
Corporate securities - public and private
99.9% - 95.0%	$21.2	$43.6	$64.8	$12.9	$5.2	$18.1	$34.1	$48.8	$82.9
94.9% - 90.0%	18.0	30.3	48.3	13.3	4.5	17.8	31.3	34.8	66.1
89.9% - 85.0%	16.5	10.7	27.2	3.1	6.3	9.4	19.6	17.0	36.6
84.9% - 80.0%	2.1	0.4	2.5	3.0	0.2	3.2	5.1	0.6	5.7
Below 80.0%	7.5	—	7.5	14.7	5.7	20.4	22.2	5.7	27.9

Total	65.3	85.0	150.3	47.0	21.9	68.9	112.3	106.9	219.2

Mortgage-backed securities
99.9% - 95.0%	18.6	35.3	53.9	—	—	—	18.6	35.3	53.9
94.9% - 90.0%	5.1	39.4	44.5	—	—	—	5.1	39.4	44.5
89.9% - 85.0%	—	—	—	—	—	—	—	—	—
84.9% - 80.0%	—	—	—	—	—	—	—	—	—
Below 80.0%	—	—	—	—	—	—	—	—	—

Total	23.7	74.7	98.4	—	—	—	23.7	74.7	98.4

Asset-backed securities
99.9% - 95.0%	14.7	13.2	27.9	0.2	—	0.2	14.9	13.2	28.1
94.9% - 90.0%	26.9	13.7	40.6	—	—	—	26.9	13.7	40.6
89.9% - 85.0%	18.0	8.6	26.6	—	—	—	18.0	8.6	26.6
84.9% - 80.0%	14.2	5.8	20.0	—	—	—	14.2	5.8	20.0
Below 80.0%	53.0	5.8	58.8	0.1	—	0.1	53.1	5.8	58.9

Total	126.8	47.1	173.9	0.3	—	0.3	127.1	47.1	174.2

Other fixed maturity securities1
99.9% - 95.0%	0.6	1.4	2.0	—	—	—	0.6	1.4	2.0
94.9% - 90.0%	—	1.2	1.2	—	—	—	—	1.2	1.2
89.9% - 85.0%	—	—	—	—	—	—	—	—	—
84.9% - 80.0%	—	—	—	—	—	—	—	—	—
Below 80.0%	—	—	—	—	—	—	—	—	—

Total	0.6	2.6	3.2	—	—	—	0.6	2.6	3.2

Total fixed maturity securities available-for-sale
99.9% - 95.0%	55.1	93.5	148.6	13.1	5.2	18.3	68.2	98.7	166.9
94.9% - 90.0%	50.0	84.6	134.6	13.3	4.5	17.8	63.3	89.1	152.4
89.9% - 85.0%	34.5	19.3	53.8	3.1	6.3	9.4	37.6	25.6	63.2
84.9% - 80.0%	16.3	6.2	22.5	3.0	0.2	3.2	19.3	6.4	25.7
Below 80.0%	60.5	5.8	66.3	14.8	5.7	20.5	75.3	11.5	86.8

Total	$216.4	$209.4	$425.8	$47.3	$21.9	$69.2	$263.7	$231.3	$495.0

1        Includes U.S. Treasury securities, obligations of U.S. Government corporations, U.S. Government agency securities, obligations of state and political subdivisions, and debt issued by foreign governments.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

As of December 31, 2008, 27% of the Company’s investments in an unrealized loss position had ratios of estimated fair value to amortized cost of at least 80%. In addition, 84% of the Company’s investments in an unrealized loss position were classified as investment grade, as defined by the NAIC. Of the Company’s investments in unrealized loss positions classified as non-investment grade, 49% have been in an unrealized loss position for less than one year.

The NAIC assigns securities quality ratings and uniform valuations (called NAIC Designations), which are used by insurers when preparing their annual statements. For most securities, NAIC ratings are derived from ratings received from nationally recognized rating agencies. The NAIC also assigns ratings to securities that do not receive public ratings. The designations assigned by the NAIC range from class 1 (highest quality) to class 6 (lowest quality). Of the Company’s general account fixed maturity securities, 92% and 94% were in the two highest NAIC Designations as of December 31, 2008 and 2007, respectively.

The following table shows the equivalent ratings between the NAIC and nationally recognized rating agencies and summarizes the credit quality, as determined by NAIC Designation, of the Company’s general account fixed maturity securities portfolio as of December 31:

(in millions)		2008		2007
NAIC designation1	Rating agency equivalent designation2	Amortized cost	Estimated fair value	Amortized cost	Estimated fair value
1	Aaa/Aa/A	$13,870.1	$12,497.7	$16,765.5	$16,662.7
2	Baa	5,961.0	5,210.2	5,730.3	5,784.3
3	Ba	1,192.9	953.8	1,101.6	1,078.3
4	B	529.7	366.5	325.0	316.8
5	Caa and lower	166.9	128.9	60.2	52.7
6	In or near default	100.3	90.1	38.6	38.6

	Total	$21,820.9	$19,247.2	$24,021.2	$23,933.4

1        NAIC Designations are assigned at least annually. Some designations for securities shown have been assigned to securities not yet assigned an NAIC Designation in a manner approximating equivalent public rating categories.

2        Comparisons between NAIC and Moody’s designations are published by the NAIC. If no Moody’s rating is available, the Company assigns internal ratings corresponding to public ratings.

Recent conditions in the securities markets, including changes in investment quality ratings, liquidity, credit spreads and interest rates, have resulted in declines in the values of investment securities, including corporate debt securities, MBSs and ABSs. When evaluating whether these securities are other-than-temporarily impaired, the Company considers characteristics of the underlying collateral, such as delinquency and default rates, the quality of the underlying borrower, the type of collateral in the pool, the vintage year of the collateral, subordination levels within the structure of the collateral pool, expected future cash flows, and the Company’s ability and intent to hold the security to recovery. These and other factors also affect the estimated fair value of these securities.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

The Company’s investments in MBSs and ABSs include securities that are supported by Alt-A and Sub-prime collateral. The Company considers Alt-A collateral to be mortgages whose underwriting standards do not qualify the mortgage for regular conforming or jumbo loan programs. Typical underwriting characteristics that cause a mortgage to fall into the Alt-A classification may include, but are not limited to, inadequate loan documentation of a borrower’s financial information, debt-to-income ratios above normal lending limits, loan-to-value ratios above normal lending limits that do not have primary mortgage insurance, a borrower who is a temporary resident, and loans securing non-conforming types of real estate. Alt-A mortgages are generally issued to borrowers having higher Fair Isaac Credit Organization (FICO) scores, and the lender typically issues a slightly higher interest rate for such mortgages. The Company considers Sub-prime collateral to be mortgages that are first-lien mortgage loans issued to Sub-prime borrowers, as demonstrated by recent delinquent rent or housing payments or substandard FICO scores. Second-lien mortgage loans are also considered Sub-prime. The amortized cost and estimated fair value of the Company’s investments in securities containing Alt-A collateral totaled $1,718.7 million and $1,335.8 million, respectively, and the amortized cost and estimated fair value of the Company’s investments in securities containing Sub-prime collateral totaled $612.7 million and $480.2 million, respectively. As of December 31, 2008, 75% and 84% of securities containing Alt-A and Sub-prime collateral, respectively, were rated AA or better. In addition, 68% and 76% of Alt-A and Sub-prime collateral, respectively, was originated in 2005 or earlier.

In addition, recent market activity has negatively impacted the Company’s investments in commercial mortgage-backed securities (CMBS). These investments in CMBS are generally characterized by securities that are collateralized by static, heterogeneous pools of mortgages on commercial real estate properties. Deals are generally diversified across property types, geography, borrowers, tenants, loan size, coupon and vintages. As of December 31, 2008, the amortized cost and estimated fair value of the Company’s investments in CMBS totaled $1.26 billion and $853.0 million, respectively, while the December 31, 2007 amortized cost was $1.10 billion and estimated fair value was $1.08 billion.

Proceeds from the sale of securities available-for-sale during 2008, 2007 and 2006 were $4.19 billion, $4.65 billion and $2.27 billion, respectively. During 2008, gross gains of $32.9 million ($70.0 million and $61.6 million in 2007 and 2006, respectively) and gross losses of $23.9 million ($70.2 million and $64.1 million in 2007 and 2006, respectively) were realized on those sales.

Real estate held for use was $9.8 million and $17.8 million as of December 31, 2008 and 2007, respectively. These assets are carried at cost less accumulated depreciation, which was $2.1 million and $3.6 million as of December 31, 2008 and 2007, respectively. The carrying value of real estate held for sale was $6.8 million as of December 31, 2008 (compared to no real estate held for sale as of December 31, 2007.)

The Company grants mainly commercial mortgage loans on real estate to customers throughout the U.S. As of December 31, 2008, the Company’s largest exposure to any single borrower, region and property type was 2%, 23% and 34%, respectively, of the Company’s general account mortgage loan portfolio, compared to 2%, 24% and 33%, respectively, as of December 31, 2007.

As of December 31, 2008 and 2007, the carrying value of commercial mortgage loans on real estate considered specifically impaired was $35.4 million and $7.4 million, respectively, for which a $13.6 million and $3.0 million valuation allowance had been established, respectively. No valuation allowance exists for collateral dependent commercial mortgage loans for which the fair value of the collateral is estimated to be greater than the carrying value.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

The following table summarizes activity in the valuation allowance account for mortgage loans on real estate for the years ended December 31:

(in millions)	2008	2007	2006
Allowance, beginning of period	$23.1	$34.3	$31.1
Net change in allowance	16.4	(11.2)	3.2

Allowance, end of period	$39.5	$23.1	$34.3

The Company has securitized commercial mortgage loans on real estate to third parties. The Company, as the transferor, has continuing involvement in these loans which consists of receiving servicing fees on loans which the Company has transferred.

The Company did not participate in any securitization arrangements during 2008. During 2008, the Company received $0.6 million in servicing fees related to financial assets where there is a continuing involvement from the securitization of commercial mortgage loans on real estate. During 2007, the Company received proceeds of $928.0 million from the securitization of commercial mortgage loans on real estate to third parties, experienced realized losses of $7.3 million on these loans, and received $0.7 million in servicing fees related to loans securitized in 2007 and before. During 2006, the Company received proceeds of $545.0 million from the securitization of commercial mortgage loans on real estate to third parties, experienced realized gains of $5.3 million on these loans, and received $0.4 million in servicing fees related to loans securitized in 2006 and before.

The Company provides a representations and warranties letter to the transferee for each securitization arrangement. If it is found that the Company has made a misrepresentation, it could be required to provide financial support to the transferee or its beneficial interest holders. In 2008 and 2007, the Company was not required to provide any financial or other support that it was not previously contractually required to provide to the transferee or its beneficial interest holders.

The following table summarizes net realized investment (losses) gains from continuing operations by source for the years ended December 31:

(in millions)	2008	2007	2006
Total realized gains on sales, net of hedging losses	$1.9	$65.4	$88.8
Total realized losses on sales, net of hedging gains	(93.1)	(79.9)	(64.8)
Total other-than-temporary and other investment impairments	(1,051.4)	(116.4)	(17.1)
Credit default swaps	(9.8)	(7.5)	(1.1)
Derivatives and embedded derivatives associated with living benefit contracts	(500.7)	(26.7)	—
Derivatives associated with death benefits contracts	109.4	—	—
Other derivatives	104.4	(1.1)	1.3

Net realized investment (losses) gains	$(1,439.3)	$(166.2)	$7.1

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

The following table summarizes other-than-temporary and other investment impairments by asset type for the years ended December 31:

(in millions)	2008	2007	2006
Fixed maturity securities:
Corporate securities
Public	$191.1	$10.5	$4.6
Private	77.0	62.7	0.5
Mortgage-backed securities	313.5	—	—
Asset-backed securities	392.4	35.1	2.1

Total fixed maturity securities	974.0	108.3	7.2

Equity securities	60.2	—	—
Other	17.2	8.1	9.9

Total other-than-temporary and other investment impairments	$1,051.4	$116.4	$17.1

The following table summarizes net investment income from continuing operations by investment type for the years ended December 31:

(in millions)	2008	2007	2006
Securities available-for-sale:
Fixed maturity securities	$1,334.5	$1,370.5	$1,419.2
Equity securities	4.9	4.0	2.6
Mortgage loans on real estate	459.3	512.6	535.4
Short-term investments	16.1	28.7	47.3
Other	(74.3)	124.3	120.9

Gross investment income	1,740.5	2,040.1	2,125.4
Less investment expenses	53.5	64.3	66.9

Net investment income	$1,687.0	$1,975.8	$2,058.5

Fixed maturity securities with an amortized cost of $15.0 million and $8.3 million as of December 31, 2008 and 2007, respectively, were on deposit with various regulatory agencies as required by law.

The Company, through an agent, lends certain portfolio holdings and in turn receives cash collateral with the objective of increasing the yield on its investments. The cash collateral is invested in high-quality, short-term and long-term investments. The Company’s policy requires the maintenance of collateral of a minimum of 102% of the fair value of the securities loaned. Net returns on the investments, after payment of a rebate to the borrower, are shared between the Company and its agent. Both the borrower and the Company can request or return the loaned securities at any time. The Company maintains ownership of the loaned securities at all times and is entitled to receive from the borrower any payments for interest or dividends received on such securities during the loan term. In 2008, the Company recognized loaned securities as part of its investments available-for-sale. The Company also recognizes the short-term and other long-term investments acquired with the cash collateral and its obligation to return such collateral to the borrower in short-term and other long-term investments and other liabilities, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

As of December 31, 2008 and 2007, the Company had received $378.3 million and $551.9 million, respectively, of cash collateral on securities lending. The Company had not received any non-cash collateral on securities lending as of December 31, 2008 and 2007. As of December 31, 2008 and 2007, the Company had loaned securities with a fair value of $367.2 million and $541.2 million, respectively.

As of December 31, 2008 and 2007, the Company had received $1,022.5 million and $245.4 million, respectively, of cash for derivative collateral, which is in turn invested in short-term investments. The Company also held $35.4 million and $18.5 million of securities as off-balance sheet collateral on derivative transactions as of December 31, 2008 and 2007, respectively. As of December 31, 2008, the Company had pledged fixed maturity securities with a fair value of $24.5 million as collateral to various derivative counterparties compared to $18.8 million as of December 31, 2007.

(7)	Deferred Policy Acquisition Costs
The following table presents a reconciliation of DAC for the years ended December 31:

(in millions)	2008	2007
Balance at beginning of period	$3,997.4	$3,758.0
Capitalization of DAC	572.2	612.5
Amortization of DAC	(674.5)	(368.5)
Adjustments to unrealized gains and losses on securities available-for-sale and other	528.8	4.4
Cumulative effect of adoption of accounting principle	—	(9.0)

Balance at end of period	$4,423.9	$3,997.4

See Note 2(f) for information on the Company’s DAC policies.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

(8)	Variable Annuity Contracts
The Company issues traditional variable annuity contracts through its separate accounts, for which investment income and gains and losses on investments accrue directly to, and investment risk is borne by, the contractholder. The Company also issues non-traditional variable annuity contracts in which the Company provides various forms of guarantees to benefit the related contractholders. The Company provides five primary guarantee types under non-traditional variable annuity contracts: (1) GMDB; (2) GMAB; (3) guaranteed minimum income benefits (GMIB); (4) GLWB; and (5) a hybrid guarantee with GMAB and GLWB.

The GMDB provides a specified minimum return upon death. Many of these death benefits are spousal, whereby a death benefit will be paid upon death of the first spouse. The survivor has the option to terminate the contract or continue it and have the death benefit paid into the contract and a second death benefit paid upon the survivor’s death. The Company has offered six primary GMDB types:

•
Return of premium – provides the greater of account value or total deposits made to the contract less any partial withdrawals and assessments, which is referred to as “net premiums.” There are two variations of this benefit. In general, there is no lock in age for this benefit. However, for some contracts the GMDB reverts to the account value at a specified age, typically age 75.

•
Reset – provides the greater of a return of premium death benefit or the most recent five-year anniversary (prior to lock-in age) account value adjusted for withdrawals. For most contracts, this GMDB locks in at age 86 or 90, and for others the GMDB reverts to the account value at age 75, 85, 86 or 90.

•
Ratchet – provides the greater of a return of premium death benefit or the highest specified “anniversary” account value (prior to age 86) adjusted for withdrawals. Currently, there are three versions of ratchet, with the difference based on the definition of anniversary: monthaversary – evaluated monthly; annual – evaluated annually; and five-year – evaluated every fifth year.

•
Rollup – provides the greater of a return of premium death benefit or premiums adjusted for withdrawals accumulated at generally 5% simple interest up to the earlier of age 86 or 200% of adjusted premiums. There are two variations of this benefit. For certain contracts, this GMDB locks in at age 86, and for others the GMDB reverts to the account value at age 75.

•	Combo – provides the greater of annual ratchet death benefit or rollup death benefit. This benefit locks in at either age 81 or 86.

•
Earnings enhancement – provides an enhancement to the death benefit that is a specified percentage of the adjusted earnings accumulated on the contract at the date of death. There are two versions of this benefit: (1) the benefit expires at age 86, and a credit of 4% of account value is deposited into the contract; and (2) the benefit does not have an end age, but has a cap on the payout and is paid upon the first death in a spousal situation. Both benefits have age limitations. This benefit is paid in addition to any other death benefits paid under the contract.

The GMAB, offered in the Company’s Capital Preservation Plus contract rider, is a living benefit that provides the contractholder with a guaranteed return of premium, adjusted proportionately for withdrawals, after a specified time period (5, 7 or 10 years) selected by the contractholder at the issuance of the variable annuity contract. In some cases, the contractholder also has the option, after a specified time period, to drop the rider and continue the variable annuity contract without the GMAB. In general, the GMAB requires a minimum allocation to guaranteed term options or adherence to limitations required by an approved asset allocation strategy.

The GMIB is a living benefit that provides the contractholder with a guaranteed annuitization value. The GMIB types are:

•	Ratchet – provides an annuitization value equal to the greater of account value, net premiums or the highest one-year anniversary account value (prior to age 86) adjusted for withdrawals.

•
Rollup – provides an annuitization value equal to the greater of account value and premiums adjusted for withdrawals accumulated at 5% compound interest up to the earlier of age 86 or 200% of adjusted premiums.

•	Combo – provides an annuitization value equal to the greater of account value, ratchet GMIB benefit or rollup GMIB benefit.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

See Note 5 for a complete description of the Company’s hybrid GMAB/GLWB offered through its CPPLI contract rider. All GMAB contracts with the hybrid GMAB/GLWB rider are included with GMAB contracts in the following tables.

The following table summarizes the account values and net amount at risk, net of reinsurance, for variable annuity contracts with guarantees invested in both general and separate accounts as of December 31:

	2008			2007
(in millions)	Account value	Net amount at risk1	Wtd. avg. attained age	Account value	Net amount at risk1	Wtd. avg. attained age
GMDB:
Return of premium	$5,991.9	$440.6	60	$9,082.6	$18.7	59
Reset	12,468.7	2,468.0	64	17,915.0	61.1	63
Ratchet	12,352.3	3,767.2	67	15,789.2	132.2	66
Rollup	277.1	25.7	72	467.0	8.4	71
Combo	1,704.1	621.2	69	2,555.5	47.0	68

Subtotal	32,794.1	7,322.7	65	45,809.3	267.4	64
Earnings enhancement	333.5	7.2	63	519.2	49.8	62

Total - GMDB	$33,127.6	$7,329.9	65	$46,328.5	$317.2	64

GMAB2 :
5 Year	$2,867.6	$499.0	N/A	$2,985.6	$4.6	N/A
7 Year	2,265.9	482.9	N/A	2,644.1	6.2	N/A
10 Year	677.9	132.2	N/A	927.3	1.3	N/A

Total - GMAB	$5,811.4	$1,114.1	N/A	$6,557.0	$12.1	N/A

GMIB3 :
Ratchet	$244.7	$5.6	N/A	$425.2	$—	N/A
Rollup	659.5	1.3	N/A	1,119.9	—	N/A
Combo	0.1	—	N/A	0.3	—	N/A

Total - GMIB	$904.3	$6.9	N/A	$1,545.4	$—	N/A

GLWB:
L.inc	$3,320.8	$571.5	N/A	$2,865.8	$—	N/A

1
Net amount at risk is calculated on a seriatum basis and equals the respective guaranteed benefit less the account value (or zero if the account value exceeds the guaranteed benefit). As it relates to GMIB, net amount at risk is calculated as if all policies were eligible to annuitize immediately, although all GMIB options have a waiting period of at least 7 years from issuance.

2	GMAB contracts with the hybrid GMAB/GLWB rider had account values of $4.59 billion and $4.77 billion as of December 31, 2008 and 2007, respectively.
3	The weighted average period remaining until expected annuitization is not meaningful and has not been presented because there is currently no material GMIB exposure.
Net amount at risk is highly sensitive to changes in financial market movements. The increase in net amount at risk during 2008 is primarily due to declines in the financial markets. See Note 5 – Equity Market Risk Management for a discussion of the Company’s risk management practices with respect to declining financial market exposure and related reserve balances.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

The following table summarizes account balances of variable annuity contracts that were invested in separate accounts as of December 31:

(in millions)	2008	2007
Mutual funds:
Bond	$4,350.2	$5,143.6
Domestic equity	18,572.8	31,217.7
International equity	2,412.7	3,987.3

Total mutual funds	25,335.7	40,348.6
Money market funds	2,132.6	1,728.2

Total	$27,468.3	$42,076.8

The Company’s GMDB claim reserves are determined by estimating the expected value of death benefits on contracts that trigger a policy benefit and recognizing the excess ratably over the accumulation period based on total expected assessments. GMIB claim reserves are determined each period by estimating the expected value of annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total assessments. The Company regularly evaluates its GMDB and GMIB claim reserve estimates and adjusts the additional liability balances as appropriate, with a related charge or credit to other benefits and claims in the period of evaluation if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in calculating GMIB claim reserves are consistent with those used for calculating GMDB claim reserves. In addition, the calculation of GMIB claim reserves assumes benefit utilization ranges from a low of 3% when the contractholder’s annuitization value is at least 10% in the money to 100% utilization when the contractholder is 90% or more in the money.

The Company’s living benefit riders represent an embedded derivative in a variable annuity contract that is required to be separated from, and valued apart from, the host variable annuity contract. The embedded derivatives are carried at fair value. Subsequent changes in the fair value of the embedded derivatives are recognized in earnings as a component of net realized investment gains and losses. The fair value of the embedded derivatives is calculated based on a combination of capital market and actuarial assumptions.

The following assumptions and methodology were used to determine the GMDB claim reserves as of December 31, 2008 and 2007:

•	Data used was based on a combination of historical numbers and future projections generally involving 50 probabilistically generated economic scenarios

•	Mean gross equity performance – 8.1%

•	Equity volatility – 18.7%

•	Mortality – 100% of Annuity 2000 table

•	Asset fees – equivalent to mutual fund and product loads

•	Discount rate – approximately 7.0%
Lapse rate assumptions vary by duration as shown below:

Duration (years)	1	2	3	4	5	6	7	8	9	10+
Minimum	1.00%	2.00%	2.00%	3.00%	4.50%	6.00%	7.00%	7.00%	11.50%	11.50%
Maximum	1.50%	2.50%	4.00%	4.50%	40.00%	41.50%	21.50%	35.00%	35.00%	18.50%

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

(9)	Short-Term Debt
The following table summarizes short-term debt as of December 31:

(in millions)	2008	2007
$800.0 million commercial paper program	$149.9	$199.7
$350.0 million securities lending program facility	99.8	85.6

Total short-term debt	$249.7	$285.3

The Company has available as a source of funds a $1.00 billion revolving variable rate credit facility entered into by NFS, NLIC and NMIC with a group of national financial institutions. The facility provides for several and not joint liability with respect to any amount drawn by any party. The facility provides covenants, including, but not limited to, requirements that the Company’s debt not exceed 40% of tangible net worth, as defined, and that NLIC maintain statutory surplus, as defined, in excess of $1.67 billion. As of December 31, 2008, the Company and NLIC were in compliance with all covenants. NLIC and NMIC had no amounts outstanding under this agreement as of December 31, 2008 and 2007. NLIC also has an $800.0 million commercial paper program and is required to maintain an available credit facility equal to 50% of any amounts outstanding under the commercial paper program. Therefore, borrowing capacity under the aggregate $1.00 billion revolving credit facility is reduced by 50% of any amounts outstanding under the commercial paper program. NLIC had $149.9 million of commercial paper outstanding at December 31, 2008 at a weighted average interest rate of 2.07% and $199.7 million at a weighted average interest rate of 4.39% at December 31, 2007.

NLIC has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program. This is an uncommitted facility contingent on the liquidity of the securities lending program. The borrowing facility was established to fund commercial mortgage loans that were originated with the intent of sale through securitization. The maximum amount available under the agreement is $350.0 million. The borrowing rate on this program is equal to one-month U.S. LIBOR (0.44% and 4.60% as of December 31, 2008 and 2007, respectively). NLIC had $99.8 million and $85.6 million outstanding under this agreement as of December 31, 2008 and 2007, respectively. As of December 31, 2008, the Company had not provided any guarantees on such borrowings, either directly or indirectly.

The Company paid interest on short-term debt totaling $8.3 million, $15.0 million and $11.7 million in 2008, 2007 and 2006, respectively.

(10)	Long-Term Debt
The following table summarizes surplus notes payable to NFS as of December 31:

(in millions)	2008	2007
8.15% surplus note, due June 27, 2032	$300.0	$300.0
7.50% surplus note, due December 17, 2031	300.0	300.0
6.75% surplus note, due December 23, 2033	100.0	100.0

Total long-term debt	$700.0	$700.0

The Company made interest payments to NFS on surplus notes totaling $53.7 million in 2008, 2007 and 2006. Payments of interest and principal under the notes require the prior approval of the Ohio Department of Insurance (ODI).

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

(11)	Federal Income Taxes
In 2008, NFS will file a life/non-life federal income tax return with all of its eligible downstream subsidiaries. Effective January 1, 2009, pursuant to the merger agreement dated August 6, 2008 whereby NMIC and its affiliates purchased all of the NFS common stock they did not already own, Nationwide Corp. will own more than 80% of the value of NFS, meeting the requirements for NFS to join the NMIC consolidated federal income tax return. However, the life insurance company subsidiaries will not be eligible to join the NMIC consolidated federal income tax return until 2014. The members of the NFS consolidated federal income tax return group participate in a tax sharing arrangement, which uses a consolidated approach in allocating the amount of current and deferred expense to the separate financial statements of a subsidiary. This approach provides for a current tax benefit to the subsidary for losses that are utilized in the consoldiated tax return.

The following table summarizes the tax effects of temporary differences that give rise to significant components of the net deferred tax (asset) liability as of December 31:

(in millions)	2008	2007
Deferred tax assets:
Future policy benefits and claims	$881.0	$622.0
Securities available-for-sale	737.4	83.8
Derivatives	229.7	—
Other	238.3	129.4

Gross deferred tax assets	2,086.4	835.2
Less valuation allowance	(7.0)	(7.0)

Deferred tax assets, net of valuation allowance	2,079.4	828.2

Deferred tax liabilities:
Deferred policy acquisition costs	1,249.4	1,112.6
Derivatives	—	15.6
Other	188.4	115.2

Gross deferred tax liabilities	1,437.8	1,243.4

Net deferred tax (asset) liability	$(641.6)	$415.2

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Future taxable amounts or recovery of federal income taxes paid within the statutory carryback period can offset nearly all future deductible amounts. The valuation allowance was unchanged during 2008, 2007 and 2006. No additional valuation allowances are required to be recognized as the Company has prudent and feasible tax planning strategies that would, if necessary, be implemented to utilize deferred tax assets.

The Company’s current federal income tax asset was $127.2 million and $12.7 million as of December 31, 2008 and 2007, respectively.

Total federal income taxes (refunded) paid were $(46.1) million, $99.1 million and $(4.3) million during the years ended December 31, 2008, 2007 and 2006, respectively.

As of December 31, 2008, the Company has $38.9 million of capital loss carryforwards that can carry forward for five tax years and are expected to be fully utilized. In addition, the Company has $41.9 million in low income housing credit carryforwards which can be carried forward for twenty years. The Company expects that they will be fully utilized. The Company has $56.5 million in Alternative Minimum Tax (AMT) credit carryforwards, which can be carried forward until utilized. The Company expects to fully realize the AMT credits in the future.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

During the third quarter of 2008, the Company refined its separate account dividends received deduction (DRD) calculation and estimation process. As a result, the Company reduced its third quarter separate account DRD projection from a federal income tax benefit of $14.3 million to a $4.4 million benefit. This reduction in estimate primarily was driven by the assumptions used in the estimation process regarding future dividend income within the separate accounts. The assumptions used in the separate account DRD calculation are based on the Company’s best estimate of future events.

In addition, during 2008, the Company recorded $12.7 million of net federal income tax expense adjustments primarily related to differences between the 2007 estimated tax liability and the amounts expected to be reported on the Company’s 2007 tax returns when filed. These changes in estimates primarily were driven by the Company’s separate account DRD.

During the second quarter of 2007, the Company recorded $6.8 million of net federal income tax expense adjustments primarily related to differences between the 2006 estimated tax liability and the amounts the Company reported on its 2006 tax returns. The Company recorded an additional $1.5 million and $0.2 million of such adjustments during the third and fourth quarters of 2007, respectively.

Through June 2006, the Company’s federal income tax returns for tax years 2000-2002 were under IRS examination pursuant to a routine audit. In accordance with its regular practice, management established tax reserves based on the current facts and circumstances regarding each tax exposure item for which the ultimate deductibility is open to interpretation. These reserves are reviewed regularly and are adjusted as events occur that management believes impacts the Company’s liability for additional taxes, such as lapsing of applicable statutes of limitations; conclusion of tax audits or substantial agreement on the deductibility/non-deductibility of uncertain items; additional exposure based on current calculations; identification of new issues; release of administrative guidance; or rendering of a court decision affecting a particular tax issue. A significant component of the Company’s tax reserve as of December 31, 2005 was related to the separate account dividends received deduction (DRD). See “Tax Matters” in Note 15 for more information regarding DRD.

In July 2006, the Company reached substantial agreement with the IRS on all open issues for tax years 2000-2002, including issues related to the DRD. Accordingly, the Company revised its estimate of amounts that may be due in connection with certain tax positions, including the DRD, for all open tax years. As a result of the revised estimate, $110.9 million of tax reserves were released into earnings during the second quarter of 2006.

During the third quarter of 2006, the Company recorded $7.8 million of net federal income tax expense adjustments primarily related to differences between the 2005 estimated tax liability and the amounts reported on the Company’s 2005 tax returns.

The following table summarizes federal income tax (benefit) expense attributable to (loss) income from continuing operations for the years ended December 31:

(in millions)	2008	2007	2006
Current	$(135.5)	$106.5	$(61.8)
Deferred	(398.8)	22.0	90.5

Federal income tax (benefit) expense	$(534.3)	$128.5	$28.7

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

Total federal income tax (benefit) expense differs from the amount computed by applying the U.S. federal income tax rate to (loss) income from continuing operations before federal income tax (benefit) expense as follows for the years ended December 31:

	2008		2007		2006
(dollars in millions)	Amount	%	Amount	%	Amount	%
Computed tax (benefit) expense	$(477.4)	35.0	$204.0	35.0	$226.8	35.0
DRD	(36.7)	2.7	(61.0)	(10.5)	(67.5)	(10.4)
Reserve release	—	—	—	—	(110.9)	(17.1)
Other, net	(20.2)	1.5	(14.5)	(2.4)	(19.7)	(3.1)

Total	$(534.3)	39.2	$128.5	22.1	$28.7	4.4

As noted previously, the Company adopted the provisions of FIN 48 on January 1, 2007. There was no impact to the Company’s retained earnings on adoption of FIN 48. A rollforward of the beginning and ending uncertain tax positions, including permanent and temporary differences, but excluding interest and penalties, is as follows:

(in millions)	2008	2007
Balance at beginning of period	$8.6	$4.6
Additions for current year tax positions	37.4	4.0
Additions for prior years tax positions	0.3	—
Reductions for prior years tax positions	(2.6)	—

Balance at end of period	$43.7	$8.6

The total amount of unrecognized tax benefits that, if recognized, would impact the effective tax rate on December 31, 2008, is $37.4 million.

The Company has included tax on permanent uncertain tax positions and interest and penalties on all uncertain tax positions in determining the potential impact on the effective tax rate above. An uncertain tax timing position may result in the acceleration of cash payments to the IRS, but will not impact the effective tax rate.

During the years ended December 31, 2008, and 2007, the Company incurred $1.0 million and $0.8 million in interest and penalties, respectively. The Company accrued $2.2 million and $1.2 million for the payment of interest and penalties at December 31, 2008 and 2007, respectively. Interest expense and any associated penalties are shown as income tax expense.

Management is not aware of any reasonable possibility of a significant increase or decrease to the total of the uncertain tax positions within the next 12 months.

The Company files income tax returns in the U.S. federal jurisdiction and various state jurisdictions. With few exceptions, the Company is no longer subject to U.S. federal, state or local income tax examinations by tax authorities for years through 2002. The IRS commenced an examination of the Company’s U.S. income tax returns for 2003 through 2005 in the first quarter of 2007. As of December 31, 2008, the IRS has proposed adjustments which would not result in a material change to the Company’s financial position.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

(12)	Shareholders’ Equity, Regulatory Risk-Based Capital, Statutory Results and Dividend Restrictions
Regulatory Risk-Based Capital

The State of Ohio, where NLIC and NLAIC are domiciled, imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. NLIC and NLAIC each exceeded the minimum risk-based capital requirements for all periods presented herein.

Statutory Results

The Company and its subsidiary are required to prepare statutory financial statements in conformity with the NAIC’s Accounting Practices and Procedures Manual, subject to any deviations prescribed or permitted by the applicable state department of insurance. Statutory accounting practices focus on insurer solvency and differ from GAAP materially. The principal differences include charging policy acquisition and certain sales inducement costs to expense as incurred, establishing future policy benefits and claims reserves using different actuarial assumptions, excluding certain assets from statutory admitted assets, and valuing investments and establishing deferred taxes on a different basis. The following tables summarize the statutory net (loss) income and statutory capital and surplus for the Company and its insurance subsidiary for the years ended December 31:

(in millions)	20081	2007	2006
Statutory net (loss) income
NLIC	$(898.3)	$309.0	$537.5
NLAIC	(87.9)	(13.4)	(45.6)

Statutory capital and surplus
NLIC	$2,261.5	$2,501.1	$2,682.3
NLAIC	81.7	173.3	158.6

1	Unaudited as of the date of this report.
The Company has received approval from the Ohio Department of Insurance (ODI) regarding the use of a permitted practice related to the statutory accounting provision for the admissibility of deferred tax assets as of December 31, 2008. The permitted practice modifies the practice prescribed by the NAIC by increasing the threshold for admissibility of deferred tax assets from 10% to 15% of statutory capital and surplus. The permitted practice resulted in an increase of the Company’s estimated statutory surplus of $68.9 million (unaudited) as of December 31, 2008. The permitted practice had no impact on the Company’s statutory net income. The benefits of this permitted practice may not be considered by the Company when determining capital and surplus available for dividends. NLAIC did not qualify for the permitted practice.

Dividend Restrictions

The payment of dividends by NLIC is subject to restrictions set forth in the insurance laws and regulations of the State of Ohio, its domiciliary state. The State of Ohio insurance laws require Ohio-domiciled life insurance companies to seek prior regulatory approval to pay a dividend or distribution of cash or other property if the fair market value thereof, together with that of other dividends or distributions made in the preceding 12 months, exceeds the greater of (1) 10% of statutory-basis policyholders’ surplus as of the prior December 31 or (2) the statutory-basis net income of the insurer for the prior year. During the year ended December 31, 2008, NLIC paid dividends of $246.5 million to NFS after providing prior notice to the ODI. The dividend included $181.9 million in cash and $64.6 million in securities. As of January 1, 2009, NLIC could not pay dividends to NFS without obtaining prior approval.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

The State of Ohio insurance laws also require insurers to seek prior regulatory approval for any dividend paid from other than earned surplus. Earned surplus is defined under the State of Ohio insurance laws as the amount equal to the Company’s unassigned funds as set forth in its most recent statutory financial statements, including net unrealized capital gains and losses or revaluation of assets. Additionally, following any dividend, an insurer’s policyholder surplus must be reasonable in relation to the insurer’s outstanding liabilities and adequate for its financial needs. The payment of dividends by NLIC may also be subject to restrictions set forth in the insurance laws of the State of New York that limit the amount of statutory profits on NLIC’s participating policies (measured before dividends to policyholders) available for the benefit of the Company and its shareholder.

The Company currently does not expect such regulatory requirements to impair its ability to pay future operating expenses, interest and shareholder dividends.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

Comprehensive Loss

The Company’s comprehensive loss includes net income and certain items that are reported directly within separate components of shareholder’s equity that are not recorded in net income (other comprehensive income or loss).

The following table summarizes the Company’s other comprehensive loss, before and after federal income tax benefit, for the years ended December 31:

(in millions)	2008	2007	2006
Net unrealized losses on securities available-for-sale arising during the period:
Net unrealized losses before adjustments	$(3,576.6)	$(276.3)	$(171.3)
Net adjustment to deferred policy acquisition costs	528.8	3.8	40.9
Net adjustment to future policy benefits and claims	121.5	5.4	21.5
Related federal income tax benefit	1,024.4	93.3	38.1

Net unrealized losses	(1,901.9)	(173.8)	(70.8)

Reclassification adjustment for net realized losses on securities available-for-sale realized during the period:
Net unrealized losses	1,025.2	107.7	9.2
Related federal income tax benefit	(358.8)	(37.7)	(3.2)

Net reclassification adjustment	666.4	70.0	6.0

Other comprehensive loss on securities available-for-sale	(1,235.5)	(103.8)	(64.8)

Accumulated net holding gains (losses) on cash flow hedges:
Unrealized holding gains (losses)	16.5	(17.2)	(0.2)
Related federal income tax (expense) benefit	(5.8)	6.0	0.1

Other comprehensive income (loss) on cash flow hedges	10.7	(11.2)	(0.1)

Other unrealized gains (losses):
Net unrealized gains (losses)	6.4	(6.4)	—
Related federal income tax (expense) benefit	(2.3)	2.2	—

Other net unrealized gains (losses)	4.1	(4.2)	—

Total other comprehensive loss	$(1,220.7)	$(119.2)	$(64.9)

Adjustments for net realized gains and losses on the ineffective portion of cash flow hedges were immaterial during the years ended December 31, 2008, 2007 and 2006.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

(13)	Employee Benefit Plans
Defined Benefit Plans

The Company and certain affiliated companies participate in a qualified defined benefit pension plan sponsored by NMIC. This plan covers all employees of participating companies who have completed at least one year of service. Plan contributions are invested in a group annuity contract issued by NLIC, and a trust with Bank of New York as the custodian and trustee. All participants are eligible for benefits based on an account balance feature. Participants last hired before 2002 are eligible for benefits based on the highest average annual salary of a specified number of consecutive years of the last ten years of service, if such benefits are of greater value than the account balance feature. The Company funds pension costs accrued for direct employees plus an allocation of pension costs accrued for employees of affiliates whose work benefits the Company. A separate non-qualified defined benefit pension plan sponsored by NMIC covers certain executives with at least one year of service. The Company’s portion of expense relating to these plans was $12.0 million, $13.5 million and $19.9 million for the years ended December 31, 2008, 2007 and 2006, respectively.

In addition to the NMIC pension plan, the Company and certain affiliated companies participate in life and health care defined benefit plans sponsored by NMIC for qualifying retirees. Postretirement life and health care benefits are contributory. The level of contribution required by a qualified retiree depends on the retiree’s years of service and date of hire. In general, postretirement benefits are available to full-time employees who are credited with 120 months of retiree life and health service. Postretirement health care benefit contributions are adjusted annually and contain cost-sharing features such as deductibles and coinsurance. In addition, there are caps on the Company’s portion of the per-participant cost of the postretirement health care benefits. The Company’s policy is to fund the cost of health care benefits in amounts determined at the discretion of management. Plan assets are invested primarily in a group annuity contract issued by NLIC, and a trust with Bank of New York as the custodian and trustee. All participants are eligible for benefits based on an account balance feature. The Company’s portion of expense relating to these plans was immaterial for the years ended December 31, 2008, 2007 and 2006.

Defined Contribution Plans

NMIC sponsors a defined contribution retirement savings plan covering substantially all employees of the Company. Employees may make salary deferral contributions of up to 80%. Salary deferrals of up to 6% are subject to a 50% Company match. The Company’s expense for contributions to these plans was $5.6 million, $7.3 million and $6.6 million for the years ended December 31, 2008, 2007 and 2006, respectively.

(14)	Related Party Transactions
The Company has entered into significant, recurring transactions and agreements with NMIC, other affiliates and subsidiaries as a part of its ongoing operations. These include annuity and life insurance contracts, office space leases, and agreements related to reinsurance, cost sharing, administrative services, marketing, intercompany loans, intercompany repurchases, cash management services and software licensing. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, the number of full-time employees, commission expense and other methods agreed to by the participating companies.

In addition, Nationwide Services Company, LLC (NSC), a subsidiary of NMIC, provides data processing, systems development, hardware and software support, telephone, mail and other services to the Company, based on specified rates for units of service consumed.. For the years ended December 31, 2008, 2007 and 2006, the Company made payments to NMIC and NSC totaling $280.8 million, $285.6 million and $261.7 million, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

The Company has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates. Total account values of these contracts were $2.85 billion and $2.90 billion as of December 31, 2008 and 2007, respectively. Total revenues from these contracts were $137.7 million, $130.8 million and $133.4 million for the years ended December 31, 2008, 2007 and 2006, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees. Total interest credited to the account balances was $115.4 million, $109.7 million and $110.7 million for the years ended December 31, 2008, 2007 and 2006, respectively. The terms of these contracts are consistent in all material respects with what the Company offers to unaffiliated parties.

The Company leases office space from NMIC. For the years ended December 31, 2008, 2007 and 2006, the Company made lease payments to NMIC of $22.9 million, $23.0 million and $19.3 million, respectively.

NLIC has a reinsurance agreement with NMIC whereby all of NLIC’s accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis. Either party may terminate the agreement on January 1 of any year with prior notice. Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer. Under the terms of NLIC’s agreements, the investment risk associated with changes in interest rates is borne by the reinsurer. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. The Company believes that the terms of the modified coinsurance agreements are consistent in all material respects with what the Company could have obtained with unaffiliated parties. Revenues ceded to NMIC for the years ended December 31, 2008, 2007 and 2006 were $202.3 million, $317.6 million and $430.8 million, respectively, while benefits, claims and expenses ceded during these years were $218.9 million, $348.1 million and $470.4 million, respectively.

Funds of Nationwide Funds Group (NFG), an affiliate, are offered to the Company’s customers as investment options in certain of the Company’s products. As of December 31, 2008 and 2007, customer allocations to NFG funds totaled $17.48 billion and $21.41 billion, respectively. For the years ended December 31, 2008, 2007 and 2006, NFG paid the Company $74.4 million, $76.9 million and $64.4 million, respectively, for the distribution and servicing of these funds.

Under a marketing agreement with NMIC, NLIC makes payments to cover a portion of the agent marketing allowance that is paid to Nationwide agents. These costs cover product development and promotion, sales literature, rent and similar items. Payments under this agreement totaled $8.3 million, $20.1 million and $28.3 million for the years ended December 31, 2008, 2007 and 2006, respectively. The last payment under this agreement was made in 2008.

The Company also participates in intercompany repurchase agreements with affiliates whereby the seller transfers securities to the buyer at a stated value. Upon demand or after a stated period, the seller repurchases the securities at the original sales price plus interest. As of December 31, 2008 and 2007, the Company had no outstanding borrowings from affiliated entities under such agreements. During 2008, 2007 and 2006, the most the Company had outstanding at any given time was $151.6 million, $178.2 million and $191.5 million, respectively, and the amounts the Company incurred for interest expense on intercompany repurchase agreements during these years were immaterial.

The Company and various affiliates have agreements with Nationwide Cash Management Company (NCMC), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC for the benefit of the Company were $2.57 billion and $368.2 million as of December 31, 2008 and 2007, respectively, and are included in short-term investments on the consolidated balance sheets.

Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for the years ended December 31, 2008, 2007 and 2006 were $52.7 million, $59.5 million and $58.1 million, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

An affiliate of the Company is currently developing a browser-based policy administration and online brokerage software application for defined benefit plans. In connection with the development of this application, the Company made net payments, which were expensed, to that affiliate related to development totaling $11.0 million, $9.4 million and $6.9 million for the years ended December 31, 2008, 2007 and 2006, respectively.

The Company entered into a note purchase agreement with an affiliate on November 17, 2006 to purchase $25.0 million of the affiliate’s 5.6% senior notes due November 16, 2016. The notes are secured by certain pledged mortgage servicing rights. The note is payable in seven equal principal installments of $3.8 million, which begin November 6, 2010. Interest is payable semi-annually on each May 16 and November 16.

Through September 30, 2002, the Company filed a consolidated federal income tax return with NMIC, as discussed in more detail in Note 11. Effective October 1, 2002, NLIC began filing a consolidated federal income tax return with NLAIC. Total payments from NMIC were $22.5 million and $15.3 million during the years ended December 31, 2008 and 2006, respectively. These payments related to tax years prior to deconsolidation. There were no payments during 2007.

During 2008, NLIC received a $338.8 million capital contribution from NFS. The capital contribution included $157.1 million in securities, $153.4 million in cash and $28.3 million in mortgage loans.

In 2008, 2007 and 2006, NLIC paid dividends to NFS totaling $246.5 million, $537.5 million and $375.0 million, respectively.

(15)	Contingencies
Legal Matters

The Company is a party to litigation and arbitration proceedings in the ordinary course of its business. It is often not possible to determine the ultimate outcome of the pending investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty. Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs’ claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available. The Company does not believe, based on information currently known by management, that the outcomes of such pending investigations and legal proceedings are likely to have a material adverse effect on the Company’s consolidated financial position. However, given the large and/or indeterminate amounts sought in certain of these matters and inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could have a material adverse effect on the Company’s consolidated financial results in a particular quarterly or annual period.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements against life insurers other than the Company.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

The financial services industry, including mutual fund, variable annuity, retirement plan, life insurance and distribution companies, has also been the subject of increasing scrutiny by regulators, legislators and the media over the past few years. Numerous regulatory agencies, including the SEC, the Financial Industry Regulatory Authority and the New York State Attorney General, have commenced industry-wide investigations regarding late trading and market timing in connection with mutual funds and variable insurance contracts, and have commenced enforcement actions against some mutual fund and life insurance companies on those issues. The Company has been contacted by or received subpoenas from the SEC and the New York State Attorney General, who are investigating market timing in certain mutual funds offered in insurance products sponsored by the Company. The Company has cooperated with these investigations. Information requests from the New York State Attorney General and the SEC with respect to investigations into late trading and market timing were last responded to by the Company and its affiliates in December 2003 and June 2005, respectively, and no further information requests have been received with respect to these matters.

In addition, state and federal regulators and other governmental bodies have commenced investigations, proceedings or inquiries relating to compensation and bidding arrangements and possible anti-competitive activities between insurance producers and brokers and issuers of insurance products, and unsuitable sales and replacements by producers on behalf of the issuer. Also under investigation are compensation and revenue sharing arrangements between the issuers of variable insurance contracts and mutual funds or their affiliates, fee arrangements in retirement plans, the use of side agreements and finite reinsurance agreements, funding agreements issued to back MTN programs, recordkeeping and retention compliance by broker/dealers, and supervision of former registered representatives. Related investigations, proceedings or inquiries may be commenced in the future. The Company and/or its affiliates have been contacted by or received subpoenas from state and federal regulatory agencies and other governmental bodies, state securities law regulators and state attorneys general for information relating to certain of these investigations, including those relating to compensation, revenue sharing and bidding arrangements, anti-competitive activities, unsuitable sales or replacement practices, fee arrangements in retirement plans, the use of side agreements and finite reinsurance agreements, and funding agreements backing the NLIC MTN program. The Company is cooperating with regulators in connection with these inquiries and will cooperate with NMIC in responding to these inquiries to the extent that any inquiries encompass NMIC’s operations.

A promotional and marketing arrangement associated with the Company’s offering of a retirement plan product and related services in Alabama is under investigation by the Alabama Securities Commission. The Company currently expects that any damages paid to settle this matter will not have a material adverse impact on its consolidated financial position. It is not possible to predict what effect, if any, the outcome of this investigation may have on the Company’s retirement plan operations with respect to promotional and marketing arrangements in general in the future.

These proceedings are expected to continue in the future and could result in legal precedents and new industry-wide legislation, rules and regulations that could significantly affect the financial services industry, including mutual fund, retirement plan, life insurance and annuity companies. These proceedings also could affect the outcome of one or more of the Company’s litigation matters. There can be no assurance that any litigation or regulatory actions will not have a material adverse effect on the Company in the future.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

On November 20, 2007, NRS and NLIC were named in a lawsuit filed in the Circuit Court of Jefferson County, Alabama entitled Ruth A. Gwin and Sandra H. Turner, and a class of similarly situated individuals v Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc., Alabama State Employees Association, PEBCO, Inc. and Fictitious Defendants A to Z. On December 2, 2008, the plaintiffs filed an amended complaint. The plaintiffs claim to represent a class of all participants in the Alabama State Employees Association (ASEA) Plan, excluding members of the Deferred Compensation Committee, members of the Board of Control, ASEA’s directors, officers and board members, and PEBCO’s directors, officers and board members. The class period is from November 20, 2001, to the date of trial. In the amended class action complaint, the plaintiffs allege breach of fiduciary duty, wantonness and breach of contract. The amended class action complaint seeks a declaratory judgment, an injunction, an appointment of an independent fiduciary to protect Plan participants, disgorgement of amounts paid, reformation of Plan documents, compensatory damages and punitive damages, plus interest, attorneys’ fees and costs and such other equitable and legal relief to which plaintiffs and class members may be entitled. Also, on December 2, 2008, the plaintiffs filed a motion for preliminary injunction seeking an order requiring periodic payments made by NRS and/or NLIC to ASEA or PEBCO to be held in a trust account for the benefit of Plan participants. On December 4, 2008, the Alabama State Personnel Board and the State of Alabama by, and through the State Personnel Board, filed a motion to intervene and a complaint in intervention. On December 16, 2008, the Companies filed their Answer. On February 4, 2009, the court provisionally agreed to add the State of Alabama, by and through the State Personnel Board as a party. NRS and NLIC continue to defend this case vigorously.

On July 11, 2007, NLIC was named in a lawsuit filed in the United States District Court for the Western District of Washington at Tacoma entitled Jerre Daniels-Hall and David Hamblen, Individually and on behalf of All Others Similarly Situated v. National Education Association, NEA Member Benefits Corporation, Nationwide Life Insurance Company, Security Benefit Life Insurance Company, Security Benefit Group, Inc., Security Distributors, Inc., et. al. The plaintiffs seek to represent a class of all current or former National Education Association (NEA) members who participated in the NEA Valuebuilder 403(b) program at any time between January 1, 1991 and the present (and their heirs and/or beneficiaries). The plaintiffs allege that the defendants violated the Employee Retirement Income Security Act of 1974, as amended (ERISA) by failing to prudently and loyally manage plan assets, by failing to provide complete and accurate information, by engaging in prohibited transactions, and by breaching their fiduciary duties when they failed to prevent other fiduciaries from breaching their fiduciary duties. The complaint seeks to have the defendants restore all losses to the plan, restoration of plan assets and profits to participants, disgorgement of endorsement fees, disgorgement of service fee payments, disgorgement of excessive fees charged to plan participants, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys’ fees. On May 23, 2008, the Court granted the defendants’ motion to dismiss. On June 19, 2008, the plaintiffs filed a notice of appeal. On October 17, 2008, the plaintiffs filed their opening brief. On December 19, 2008, the defendants filed their briefs. On January 26, 2009, the plaintiffs filed Appellants’ Reply Brief. NLIC continues to defend this lawsuit vigorously.

On November 15, 2006, NFS, NLIC and NRS were named in a lawsuit filed in the United States District Court for the Southern District of Ohio entitled Kevin Beary, Sheriff of Orange County, Florida, In His Official Capacity, Individually and On Behalf of All Others Similarly Situated v. Nationwide Life Insurance Co., Nationwide Retirement Solutions, Inc. and Nationwide Financial Services, Inc. The plaintiff seeks to represent a class of all sponsors of 457(b) deferred compensation plans in the United States that had variable annuity contracts with the defendants at any time during the class period, or in the alternative, all sponsors of 457(b) deferred compensation plans in Florida that had variable annuity contracts with the defendants during the class period. The class period is from January 1, 1996 until the class notice is provided. The plaintiff alleges that the defendants breached their fiduciary duties by arranging for and retaining service payments from certain mutual funds. The complaint seeks an accounting, a declaratory judgment, a permanent injunction and disgorgement or restitution of the service fee payments allegedly received by the defendants, including interest. On January 25, 2007, NFS, NLIC and NRS filed a motion to dismiss. On September 17, 2007, the Court granted the motion to dismiss. On October 1, 2007, the plaintiff filed a motion to vacate judgment and for leave to file an amended complaint. On September 15, 2008, the Court denied the plaintiffs’ motion to vacate judgment and for leave to file an amended complaint. On October 15, 2008, the plaintiffs filed a notice of appeal. NFS, NLIC and NRS continue to defend this lawsuit vigorously.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

On February 11, 2005, NLIC was named in a class action lawsuit filed in Common Pleas Court, Franklin County, Ohio entitled Michael Carr v. Nationwide Life Insurance Company. The complaint seeks recovery for breach of contract, fraud by omission, violation of the Ohio Deceptive Trade Practices Act and unjust enrichment. The complaint also seeks unspecified compensatory damages, disgorgement of all amounts in excess of the guaranteed maximum premium and attorneys’ fees. On February 2, 2006, the court granted the plaintiff’s motion for class certification on the breach of contract and unjust enrichment claims. The court certified a class consisting of all residents of the United States and the Virgin Islands who, during the class period, paid premiums on a modal basis to NLIC for term life insurance policies issued by NLIC during the class period that provide for guaranteed maximum premiums, excluding certain specified products. Excluded from the class are NLIC; any parent, subsidiary or affiliate of NLIC; all employees, officers and directors of NLIC; and any justice, judge or magistrate judge of the State of Ohio who may hear the case. The class period is from February 10, 1990 through February 2, 2006, the date the class was certified. On January 26, 2007, the plaintiff filed a motion for summary judgment. On April 30, 2007, NLIC filed a motion for summary judgment. On February 4, 2008, the Court granted the class’s motion for summary judgment on the breach of contract claims arising from the term policies in 43 of 51 jurisdictions. The Court granted NLIC’s motion for summary judgment on the breach of contract claims on all decreasing term policies. On November 7, 2008, the case was settled.

On April 13, 2004, NLIC was named in a class action lawsuit filed in Circuit Court, Third Judicial Circuit, Madison County, Illinois, entitled Woodbury v. Nationwide Life Insurance Company. NLIC removed this case to the United States District Court for the Southern District of Illinois on June 1, 2004. On December 27, 2004, the case was transferred to the United States District Court for the District of Maryland and included in the multi-district proceeding entitled In Re Mutual Funds Investment Litigation. In response, on May 13, 2005, the plaintiff filed the first amended complaint purporting to represent, with certain exceptions, a class of all persons who held (through their ownership of an NLIC annuity or insurance product) units of any NLIC sub-account invested in mutual funds that included foreign securities in their portfolios and that experienced market timing or stale price trading activity. The first amended complaint purports to disclaim, with respect to market timing or stale price trading in NLIC’s annuities sub-accounts, any allegation based on NLIC’s untrue statement, failure to disclose any material fact, or usage of any manipulative or deceptive device or contrivance in connection with any class member’s purchases or sales of NLIC annuities or units in annuities sub-accounts. The plaintiff claims, in the alternative, that if NLIC is found with respect to market timing or stale price trading in its annuities sub-accounts, to have made any untrue statement, to have failed to disclose any material fact or to have used or employed any manipulative or deceptive device or contrivance, then the plaintiff purports to represent a class, with certain exceptions, of all persons who, prior to NLIC’s untrue statement, omission of material fact, use or employment of any manipulative or deceptive device or contrivance, held (through their ownership of an NLIC annuity or insurance product) units of any NLIC sub-account invested in mutual funds that included foreign securities in their portfolios and that experienced market timing activity. The first amended complaint alleges common law negligence and seeks to recover damages not to exceed $75,000 per plaintiff or class member, including all compensatory damages and costs. On June 1, 2006, the District Court granted NLIC’s motion to dismiss the plaintiff’s complaint. On January 30, 2009, the United States Court of Appeals for the Fourth Circuit affirmed that dismissal. NLIC continues to defend this lawsuit vigorously.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. Currently, the plaintiffs’ fifth amended complaint, filed March 21, 2006, purports to represent a class of qualified retirement plans under ERISA that purchased variable annuities from NLIC. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks disgorgement of some or all of the payments allegedly received by NFS and NLIC, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys’ fees. To date, the District Court has rejected the plaintiffs’ request for certification of the alleged class. On September 25, 2007, NFS’ and NLIC’s motion to dismiss the plaintiffs’ fifth amended complaint was denied. On October 12, 2007, NFS and NLIC filed their answer to the plaintiffs’ fifth amended complaint and amended counterclaims. On November 1, 2007, the plaintiffs filed a motion to dismiss NFS’ and NLIC’s amended counterclaims. On November 15, 2007, the plaintiffs filed a motion for class certification. On February 8, 2008, the Court denied the plaintiffs’ motion to dismiss the amended counterclaim, with the exception that it was tentatively granting the plaintiffs’ motion to dismiss with respect to NFS’ and NLIC’s claim that it could recover any “disgorgement remedy” from plan sponsors. On April 25, 2008, NFS and NLIC filed their opposition to the plaintiffs’ motion for class certification. On September 29, 2008, the plaintiffs filed their reply to NFS’ and NLIC’s opposition to class certification. The Court has set a hearing on the class certification motion for February 27, 2009. NFS and NLIC continue to defend this lawsuit vigorously.

Tax Matters

Management has established tax reserves in accordance with current accounting guidance, which prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. These reserves are reviewed regularly and are adjusted as events occur that management believes impact its liability for additional taxes, such as lapsing of applicable statutes of limitations; conclusion of tax audits or substantial agreement on the deductibility/nondeductibility of uncertain items; additional exposure based on current calculations; identification of new issues; release of administrative guidance; or rendering of a court decision affecting a particular tax issue. Management believes its tax reserves reasonably provide for potential assessments that may result from IRS examinations and other tax-related matters for all open tax years.

The separate account DRD is a significant component of the Company’s federal income tax provision. On August 16, 2007, the IRS issued Revenue Ruling 2007-54. This ruling took a position with respect to the DRD that could have significantly reduced the Company’s DRD. The Company believes that the position taken by the IRS in the ruling was contrary to existing law and the relevant legislative history.

In Revenue Ruling 2007-61, released September 25, 2007, the IRS and the U.S. Department of the Treasury suspended Revenue Ruling 2007-54 and informed taxpayers of their intention to address certain issues in connection with the DRD in future tax regulations. Final tax regulations could impact the Company’s DRD in periods subsequent to their effective date.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

(16)	Guarantees
Since 2002, the Company has sold $677.4 million of credit enhanced equity interests in Low-Income-Housing Tax Credit Funds (LIHTC Funds) to unrelated third parties. The Company has guaranteed cumulative after-tax yields to the third party investors ranging from 3.75% to 5.25% over periods ending between 2002 and 2022. As of December 31, 2008 and 2007, the Company held guarantee reserves totaling $5.1 million and $6.0 million, respectively, on these transactions. These guarantees are in effect for periods of approximately 15 years each. The LIHTC Funds provide a stream of tax benefits to the investors that will generate a yield and return of capital. If the tax benefits are not sufficient to provide these cumulative after-tax yields, then the Company must fund any shortfall, which is mitigated by stabilization collateral set aside by the Company at the inception of the transactions. The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $1.10 billion. The Company does not anticipate making any material payments related to these guarantees.

As of December 31, 2008, the Company held stabilization reserves of $0.8 million as collateral for certain properties owned by the LIHTC Funds that had not met all of the criteria necessary to generate tax credits. Such criteria include completion of construction and the leasing of each unit to a qualified tenant, among others. Properties meeting the necessary criteria are considered to have “stabilized.” The properties are evaluated regularly, and the collateral is released when stabilized. In 2008, $0.8 million of the stabilization reserve was released into income. In 2007, the stabilization reserve was increased by $2.4 million and $3.1 million was released into income.

To the extent there are cash deficits in any specific property owned by the LIHTC Funds, property reserves, property operating guarantees and reserves held by the LIHTC Funds are exhausted before the Company is required to perform under its guarantees. To the extent the Company is ever required to perform under its guarantees, it may recover any such funding out of the cash flow distributed from the sale of the underlying properties of the LIHTC Funds. This cash flow distribution would be paid to the Company prior to any cash flow distributions to unrelated third party investors.

(17)	Variable Interest Entities
In the normal course of business, the Company has relationships with variable interest entities (VIEs). The Company’s VIEs are conduits that assist the Company in structured products transactions involving the sale of low-income-housing tax credit funds (LIHTC Funds) to third party investors, other structured product issuances, and private equity investments.

The Company considers many factors when determining whether it is (or is not) the primary beneficiary of a VIE. There is a review of the entity’s contract and other deal related information, such as 1) the entity’s equity investment at risk, decision-making abilities, obligations to absorb economic risks and right to receive economic rewards of the entity, 2) whether the contractual or ownership interest in the entity changes with the change in fair value of the entity, and 3) through the variable interest, if the Company shares in the entity’s expected losses and residual returns.

The Company was not required to provide financial or other support outside previous contractual requirements to any VIE.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

LIHTC Funds

The Company provides guarantees to limited partners related to the amount of tax credits that will be generated by the funds (see Note 16). The results of operations and financial position of each VIE of which the Company is the primary beneficiary are consolidated along with corresponding minority interest liabilities in the accompanying consolidated financial statements.

The Company had relationships with 19 LIHTC Funds that are considered VIEs as of December 31, 2008 and December 31, 2007, where the company was the primary beneficiary. Net assets of these consolidated VIEs were $416.1 million and $465.7 million as of December 31, 2008 and December 31, 2007, respectively. The following table summarizes the components of net assets as of December 31:

(in millions)	2008	2007
Other long-term investments	$371.1	$434.1
Short-term investments	20.9	31.9
Other assets	41.6	38.1
Other liabilities	(17.5)	(38.4)
The Company’s total loss exposure from consolidated VIEs was immaterial as of December 31, 2008 and December 31, 2007 (except for the impact of guarantees disclosed in Note 16). Creditors (or beneficial interest holders) of the consolidated VIEs have no recourse to the general credit of the Company.

These LIHTC Funds are financed through the sale of these funds into the secondary market. The proceeds from these sales are used to participate in low-income housing projects that provide tax benefits to the investors.

In addition to the consolidated VIEs described above, the Company holds variable interests, in the form of LIHTC Funds that qualify as VIEs but of which the Company is not the primary beneficiary. The carrying amount on these unconsolidated VIEs was $78.9 million and $79.3 million as of December 31, 2008 and December 31, 2007, respectively. The total exposure to loss on these unconsolidated VIEs was $93.4 million and $108.5 million as of December 31, 2008 and December 31, 2007, respectively. The total exposure to loss is determined by adding any unfunded commitments to the carrying amount of the VIEs.

Structured Products

The Company had relationships with one structured product investment that is considered a VIE as of December 31, 2008 and December 31, 2007, where the Company was the primary beneficiary. Net assets of this consolidated VIE were $8.9 million and $20.1 million as of December 31, 2008 and December 31, 2007, respectively. Creditors (or beneficial interest holders) of the consolidated VIE have no recourse to the general credit of the Company. There are no arrangements that would require the Company to provide financial support to the VIE.

As of both December 31, 2008 and December 31, 2007, the Company was invested in 11 structured product investments that are considered VIEs but that the Company is not the primary beneficiary. These structured products are in the form of synthetic collateralized debt obligations and collateralized lease obligations. The carrying amount on these unconsolidated VIEs was $13.7 million and $84.0 million as of December 31, 2008 and December 31, 2007, respectively. The total exposure to loss on these unconsolidated VIEs is determined to be the carrying amount of the VIEs.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

Private Equity Investments

The Company had relationships with one private equity investment that is considered a VIE as of December 31, 2008 and December 31, 2007, where the Company was the primary beneficiary. Net assets of this consolidated VIE were $18.6 million and $5.0 million as of December 31, 2008 and December 31, 2007, respectively. Creditors (or beneficial interest holders) of the consolidated VIE have no recourse to the general credit of the Company. There are no arrangements that would require the Company to provide financial support to the VIE.

As of December 31, 2008 and December 31, 2007, the Company does not have any private equity investments considered to be a VIE where the Company is not the primary beneficiary.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

(18)	Segment Information
Management views the Company’s business primarily based on its underlying products and uses this basis to define its four reportable segments: Individual Investments, Retirement Plans, Individual Protection, and Corporate and Other.

The primary segment profitability measure that management uses is pre-tax operating earnings, which is calculated by adjusting income from continuing operations before federal income taxes to exclude (1) net realized investment gains and losses, except for periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment, net realized gains and losses related to hedges on GMDB contracts and net realized gains and losses related to securitizations and (2) the adjustment to amortization of DAC related to net realized investment gains and losses.

Individual Investments

The Individual Investments segment consists of individual The BEST of AMERICA® and private label deferred variable annuity products, deferred fixed annuity products, income products and advisory services. Individual deferred annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life. In addition, individual variable annuity contracts provide the customer with access to a wide range of investment options and asset protection features, while individual fixed annuity contracts generate a return for the customer at a specified interest rate fixed for prescribed periods.

Retirement Plans

The Retirement Plans segment is comprised of the Company’s private and public sector retirement plans business. The private sector primarily includes IRC Section 401 business, and the public sector primarily includes IRC Section 457 and Section 401(a) business, both in the form of full-service arrangements that provide plan administration and fixed and variable group annuities as well as administration-only business.

Individual Protection

The Individual Protection segment consists of investment life insurance products, including individual variable, COLI and BOLI products; traditional life insurance products; and universal life insurance products. Life insurance products provide a death benefit and generally allow the customer to build cash value on a tax-advantaged basis.

Corporate and Other

The Corporate and Other segment includes the MTN program; structured products business; non-operating realized gains and losses, including mark-to-market adjustments on embedded derivatives, net of economic hedges, related to products with living benefits included in the Individual Investments segment; and other revenues and expenses not allocated to other segments.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

The following tables summarize the Company’s business segment operating results for the years ended December 31:

(in millions)	Individual Investments	Retirement Plans	Individual Protection	Corporate and Other	Total
2008
Revenues:
Policy charges	$599.0	$115.6	$453.4	$—	$1,168.0
Premiums	119.5	—	164.0	—	283.5
Net investment income	506.3	638.2	343.9	198.6	1,687.0
Non-operating net realized investment losses1	—	—	—	(1,478.2)	(1,478.2)
Other income	109.5	0.9	—	(65.1)	45.3

Total revenues	1,334.3	754.7	961.3	(1,344.7)	1,705.6

Benefits and expenses:
Interest credited to policyholder accounts	361.8	425.9	181.5	161.4	1,130.6
Benefits and claims	377.0	—	295.0	(11.7)	660.3
Policyholder dividends	—	—	26.4	—	26.4
Amortization of DAC	647.7	39.7	113.5	(126.4)	674.5
Interest expense	—	—	—	61.8	61.8
Other operating expenses	188.1	147.0	138.0	43.0	516.1

Total benefits and expenses	1,574.6	612.6	754.4	128.1	3,069.7

Income (loss) from continuing operations before federal income tax expense	(240.3)	142.1	206.9	(1,472.8)	$(1,364.1)

Less: non-operating net realized investment losses1	—	—	—	1,478.2
Less: adjustment to amortization related to net realized investment gains and losses	—	—	—	(138.5)

Pre-tax operating (loss) earnings	$(240.3)	$142.1	$206.9	$(133.1)

Assets as of year end	$41,902.1	$21,671.1	$16,563.2	$4,676.0	$84,812.4

1
Excluding periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment and net realized gains and losses related to hedges on GMDB contracts and securitizations.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

(in millions)	Individual Investments	Retirement Plans	Individual Protection	Corporate and Other	Total
2007
Revenues:
Policy charges	$656.9	$139.5	$411.9	$—	$1,208.3
Premiums	133.1	—	158.6	—	291.7
Net investment income	609.1	639.4	330.2	397.1	1,975.8
Non-operating net realized investment losses1	—	—	—	(156.0)	(156.0)
Other income	3.1	—	—	(5.8)	(2.7)

Total revenues	1,402.2	778.9	900.7	235.3	3,317.1

Benefits and expenses:
Interest credited to policyholder accounts	419.7	433.7	178.0	231.2	1,262.6
Benefits and claims	234.2	—	245.1	—	479.3
Policyholder dividends	—	—	24.5	—	24.5
Amortization of DAC	287.1	26.7	80.2	(25.5)	368.5
Interest expense	—	—	—	70.0	70.0
Other operating expenses	191.6	173.6	147.1	17.2	529.5

Total benefits and expenses	1,132.6	634.0	674.9	292.9	2,734.4

Income (loss) from continuing operations before federal income tax expense	269.6	144.9	225.8	(57.6)	$582.7

Less: non-operating net realized investment losses1	—	—	—	156.0
Less: adjustment to amortization related to net realized investment gains and losses	—	—	—	(25.5)

Pre-tax operating earnings	$269.6	$144.9	$225.8	$72.9

Assets as of year end	$55,692.9	$26,912.6	$18,251.1	$8,683.4	$109,540.0

1	Excluding periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment and net realized gains and losses related to securitizations.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

(in millions)	Individual Investments	Retirement Plans	Individual Protection	Corporate and Other	Total
2006
Revenues:
Policy charges	$581.7	$160.2	$390.7	$—	$1,132.6
Premiums	142.5	—	165.8	—	308.3
Net investment income	739.5	636.0	328.2	354.8	2,058.5
Non-operating net realized investment gains 1	—	—	—	1.0	1.0
Other income	2.6	—	0.3	3.4	6.3

Total revenues	1,466.3	796.2	885.0	359.2	3,506.7

Benefits and expenses:
Interest credited to policyholder accounts	501.7	440.5	179.2	208.7	1,330.1
Benefits and claims	202.8	—	247.5	—	450.3
Policyholder dividends	—	—	25.6	—	25.6
Amortization of DAC	352.7	37.9	69.6	(9.9)	450.3
Interest expense	—	—	—	65.5	65.5
Other operating expenses	206.3	179.1	142.4	9.0	536.8

Total benefits and expenses	1,263.5	657.5	664.3	273.3	2,858.6

Income from continuing operations before federal income tax expense	202.8	138.7	220.7	85.9	$648.1

Less: non-operating net realized investment gains 1	—	—	—	(1.0)
Less: adjustment to amortization related to net realized investment gains and losses	—	—	—	(9.9)

Pre-tax operating earnings	$202.8	$138.7	$220.7	$75.0

Assets as of year end	$55,404.6	$28,817.2	$16,948.8	$8,791.8	$109,962.4

1	Excluding periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment and net realized gains and losses related to securitizations.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule I         Consolidated Summary of Investments – Other Than Investments in Related Parties

As of December 31, 2008 (in millions)

Column A	Column B	Column C	Column D
Type of investment	Cost	Market value	Amount at which shown in the consolidated balance sheet
Fixed maturity securities available-for-sale:
Bonds:
U.S. Treasury securities and obligations of U.S. Government corporations	$77.3	$97.4	$97.4
Agencies not backed by the full faith and credit of the U.S. Government	384.6	473.9	473.9
Obligations of states and political subdivisions	223.0	217.1	217.1
Foreign governments	33.9	38.9	38.9
Public utilities	1,667.7	1,578.5	1,578.5
All other corporate	19,434.4	16,841.4	16,841.4

Total fixed maturity securities available-for-sale	21,820.9	19,247.2	19,247.2

Equity securities available-for-sale:
Common stocks:
Banks, trusts and insurance companies	14.3	9.5	9.5
Industrial, miscellaneous and all other	—	0.1	0.1
Nonredeemable preferred stocks	16.6	16.9	16.9

Total equity securities available-for-sale	30.9	26.5	26.5

Mortgage loans on real estate, net	7,249.7		7,189.9	1
Real estate, net:
Investment properties	11.0		8.5	2
Acquired in satisfaction of debt	9.8		8.0	2

Total real estate, net	20.8		16.5

Policy loans	767.4		767.4
Other long-term investments	521.6		521.6
Short-term investments, including amounts managed by a related party	2,780.9		2,780.9

Total investments	$33,192.2		$30,550.0

1
Difference from Column B primarily is attributable to valuation allowances due to impairments on mortgage loans on real estate (see Note 6 to the audited consolidated financial statements), hedges and commitment hedges on mortgage loans on real estate.

2	Difference from Column B primarily results from adjustments for accumulated depreciation.
See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule III        Supplementary Insurance Information

As of December 31, 2008, 2007 and 2006 and for each of the years then ended (in millions)

Column A	Column B	Column C	Column D	Column E	Column F
Year: Segment	Deferred policy acquisition costs	Future policy benefits, losses, claims and loss expenses	Unearned premiums 1	Other policy claims and benefits payable1	Premium revenue
2008
Individual Investments	$1,883.0	$12,026.3			$119.5
Retirement Plans	284.3	11,244.8			—
Individual Protection	1,640.7	5,941.2			164.0
Corporate and Other	615.9	3,324.0			—

Total	$4,423.9	$32,536.3			$283.5

2007
Individual Investments	$2,078.1	$10,748.6			$133.1
Retirement Plans	289.7	10,693.7			—
Individual Protection	1,542.5	5,635.9			158.6
Corporate and Other	87.1	4,920.2			—

Total	$3,997.4	$31,998.4			$291.7

2006
Individual Investments	$1,945.0	$13,004.4			$142.5
Retirement Plans	288.6	10,839.0			—
Individual Protection	1,441.0	5,574.1			165.8
Corporate and Other	83.4	4,991.9			—

Total	$3,758.0	$34,409.4			$308.3

Column A	Column G	Column H	Column I	Column J	ColumnK
Year: Segment	Net investment income2	Benefits, claims, losses and settlement expenses	Amortization of deferred policy acquisition costs	Other operating expenses 2	Premiums written
2008
Individual Investments	$506.3	$738.8	$647.7	$188.1
Retirement Plans	638.2	425.9	39.7	147.0
Individual Protection	343.9	502.9	113.5	138.0
Corporate and Other	198.6	149.7	(126.4)	104.8

Total	$1,687.0	$1,817.3	$674.5	$577.9

2007
Individual Investments	$609.1	$653.9	$287.1	$191.6
Retirement Plans	639.4	433.7	26.7	173.6
Individual Protection	330.2	447.6	80.2	147.1
Corporate and Other	397.1	231.2	(25.5)	87.1

Total	$1,975.8	$1,766.4	$368.5	$599.4

2006
Individual Investments	$739.5	$704.5	$352.7	$206.3
Retirement Plans	636.0	440.5	37.9	179.1
Individual Protection	328.2	452.3	69.6	142.4
Corporate and Other	354.8	208.7	(9.9)	74.5

Total	$2,058.5	$1,806.0	$450.3	$602.3

1	Unearned premiums and other policy claims and benefits payable are included in Column C amounts.
2
Allocations of net investment income and certain operating expenses are based on numerous assumptions and estimates, and reported segment operating results would change if different methods were applied.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule IV        Reinsurance

As of December 31, 2008, 2007 and 2006 and for each of the years then ended (dollars in millions)

Column A	Column B	Column C	Column D	Column E	Column F
	Gross amount	Ceded to other companies	Assumed from other companies	Net amount	Percentage of amount assumed to net
2008
Life insurance in force	$167,715.4	$58,850.8	$3.8	$108,868.4	0.0%

Premiums:
Life insurance1	$348.2	$64.8	$0.1	$283.5	0.0%
Accident and health insurance	182.9	209.3	26.4	—	NM

Total	$531.1	$274.1	$26.5	$283.5	9.3%

2007
Life insurance in force	$156,899.3	$58,529.0	$4.4	$98,374.7	0.0%

Premiums:
Life insurance1	$364.2	$72.7	$0.2	$291.7	0.0%
Accident and health insurance	289.2	316.8	27.6	—	NM

Total	$653.4	$389.5	$27.8	$291.7	9.5%

2006
Life insurance in force	$151,109.9	$58,189.8	$7.9	$92,928.0	0.0%

Premiums:
Life insurance1	$336.4	$28.4	$0.3	$308.3	0.1%
Accident and health insurance	388.9	417.4	28.5	—	NM

Total	$725.3	$445.8	$28.8	$308.3	9.3%

1	Primarily represents premiums from traditional life insurance and life-contingent immediate annuities and excludes deposits on investment and universal life insurance products.
See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule V        Valuation and Qualifying Accounts

Years ended December 31, 2008, 2007 and 2006 (in millions)

Column A	Column B	Column C		Column D	Column E
Description	Balance at beginning of period	Charged (credited) to costs and expenses	Charged to other accounts	Deductions1	Balance at end of period
2008
Valuation allowances - mortgage loans on real estate	$23.1	$19.6	$—	$3.2	$39.5

2007
Valuation allowances - mortgage loans on real estate	$34.3	$1.1	$—	$12.3	$23.1

2006
Valuation allowances - mortgage loans on real estate	$31.1	$6.0	$—	$2.8	$34.3

1	Amounts represent transfers to real estate owned and recoveries.
See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

PART C. OTHER INFORMATION

Item 24.                      Financial Statements and Exhibits

(a)	Financial Statements:

Nationwide Variable Account-II:

Report of Independent Registered Public Accounting Firm.

Statement of Assets, Liabilities and Contract
Owners' Equity as of December 31, 2008 .

Statements of Operations for the year
ended December 31, 2008 .

Statements of Changes in Contract
Owners' Equity for the years
ended December 31, 2008 and 2007 .

Notes to Financial Statements.

Nationwide Life Insurance Company and subsidiaries:

Report of Independent Registered Public Accounting Firm.

Consolidated Statements of (Loss) Income for the
years ended December 31, 2008 , 2007 and
2006 .

Consolidated Balance Sheets as of December
31, 2008 and 2007 .

Consolidated Statements of Changes in Shareholder's
Equity as of December 31,
2008 , 2007 and 2006 .

Consolidated Statements of Cash Flows for
the years ended December 31, 2008 , 2007
and 2006 .

Notes to Consolidated Financial Statements.

Financial Statement Schedules.

Item 24.                      (b) Exhibits

(1)
Resolution of the Depositor’s Board of Directors authorizing the establishment of the Registrant – Filed with Post-Effective Amendment No. 16 on April 19, 2007 (File No. 333-103093) and hereby incorporated by reference.

(2)	Not Applicable

(3)
Underwriting or Distribution of Contracts between the Depositor and NISC as Principal Underwriter – Filed with Post-Effective Amendment No. 16 on April 19, 2007 (File No. 333-103093) and hereby incorporated by reference.

(4)	The form of the variable annuity contract – Filed previously with initial Registration Statement on February 11, 2003 (File No. 333-103095) and hereby incorporated by reference.

(5)	Variable Annuity Application – Filed previously with initial Registration Statement on February 11, 2003 (File No. 333-103095) and hereby incorporated by reference.

(6)	Articles of Incorporation of Depositor – Filed with Post-Effective Amendment No. 16 on April 19, 2007 (File No. 333-103093) and hereby incorporated by reference.

(7)	Not Applicable

(8)	Form of Participation Agreements -

The following Fund Participation Agreements were previously filed on July 17, 2007 with pre-effective amendment number 1 of registration statement (333-140608) under Exhibit 26(h), and are hereby incorporated by reference.

(1)	Fund Participation Agreement with AIM Variable Insurance Funds, AIM Advisors, Inc., and AIM Distributors dated January 6, 2003, under document “aimfpa99h1.htm”.

(2)	Amended and Restated Fund Participation and Shareholder Services Agreement with American Century Investment Services, Inc. dated September 15, 2004, as amended, under document “amcentfpa99h2”.

(3)	Restated and Amended Fund Participation Agreement with The Dreyfus Corporation dated January 27, 2000, as amended, under document “dreyfusfpa99h3.htm”.

(4)	Fund Participation Agreement with Federated Insurance Series and Federated Securities Corp. dated April 1, 2006, as amended, under document “fedfpa99h4.htm”.

(5)
Fund Participation Agreement with Fidelity Variable Insurance Products Fund dated May 1, 1988, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V, under document “fidifpa99h5.htm”.

(6)
Amended and Restated Fund Participation Agreement with Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc. dated May 1, 2003; as amended, under document “frankfpa99h8.htm”.

(7)	Fund Participation Agreement, Service and Institutional Shares, with Janus Aspen Series, dated December 31, 1999, under document “janusfpa99h9a.htm”.

(8)	Amended and Restated Fund Participation Agreement with MFS Variable Insurance Trust and Massachusetts Financial Services Company dated February 1, 2003, as amended, under document “mfsfpa99h11.htm”.

(9)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust) dated February 1, 2003, as amended, under document “nwfpa99h12a.htm”.

(10)
Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust), American Funds Insurance Series, and Capital Research and Management Company, dated May 1, 2006, as amended, under document “nwfpa99h12b.htm”.

(11)
Fund Participation Agreement with Neuberger Berman Advisers Management Trust / Lehman Brothers Advisers Management Trust (formerly, Neuberger Berman Advisers Management Trust) dated January 1, 2006, under document “neuberfpa99h13.htm”.

(12)	Fund Participation Agreement with Oppenheimer Variable Account Funds and Oppenheimer Funds, Inc. dated April 13, 2007, under document “oppenfpa99h14.htm”.

(13)
Fund Participation Agreement with T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., T. Rowe Price Fixed Income Series, Inc., and T. Rowe Price Investment Services, Inc. dated October 1, 2002, as amended, under document “trowefpa99h15.htm”.

(14)
Fund Participation Agreement with The Universal Institutional Funds, Inc., Morgan Stanley Distribution, Inc., and Morgan Stanley Investment Management, Inc. dated February 1, 2002, as amended, under document “univfpa99h16.htm”.

The following Fund Participation Agreements were previously filed on September 27, 2007 with pre-effective amendment number 3 of registration statement (333-137202) under Exhibit 26(h), and are hereby incorporated by reference.  For information regarding payments Nationwide receives from underlying mutual funds, please see the "Information on Underlying Mutual Fund Payments" section of the prospectus and/or the underlying mutual fund prospectuses.

(15)	Fund Participation Agreement with Putnam Variable Trust and Putnam Retail Management, L.P., dated February 1, 2002, as document “putnamfpa.htm”.

(9)	Opinion of Counsel – Filed previously with initial Registration Statement on February 11, 2003
(File No. 333-103095) and hereby incorporated by reference.

(10)	Consent of Independent Registered Public Accounting Firm – Attached hereto.

(11)	Not Applicable

(12)	Not Applicable

(99)	Power of Attorney – Attached hereto.

Item 25.	Directors and Officers of the Depositor

President, Chief Operating Officer and Director	Mark R. Thresher
Executive Vice President and Chief Legal and Governance Officer	Patricia R. Hatler
Executive Vice President-Chief Administrative Officer	Terri L. Hill
Executive Vice President-Chief Information Officer	Michael C. Keller
Executive Vice President-Chief Marketing Officer	James R. Lyski
Executive Vice President-Finance and Director	Lawrence A. Hilsheimer
Senior Vice President and Treasurer	Harry H. Hallowell
Senior Vice President-Associate Services	Robert J. Puccio
Senior Vice President-Chief Compliance Officer	Carol Baldwin Moody
Senior Vice President-Chief Financial Officer and Director	Timothy G. Frommeyer
Senior Vice President-Chief Investment Officer	Gail G. Snyder
Senior Vice President-Chief Litigation Counsel	Randolph C. Wiseman
Senior Vice President-Chief Risk Officer	Michael W. Mahaffey
Senior Vice President-CIO NSC	Robert J. Dickson
Senior Vice President-CIO Strategic Investments	Gary I. Siroko
Senior Vice President-Customer Insight/Analytic	Paul D. Ballew
Senior Vice President-Customer Relationships	David R. Jahn
Senior Vice President-Division General Counsel	Roger A. Craig
Senior Vice President-Division General Counsel	Thomas W. Dietrich
Senior Vice President-Division General Counsel	Sandra L. Neely
Senior Vice President-Government Relations	Jeffrey D. Rouch
Senior Vice President-Head of Taxation	Pamela A. Biesecker
Senior Vice President-Health and Productivity	Holly R. Snyder
Senior Vice President-Human Resources	Kim R. Geyer
Senior Vice President-Individual Investments Business Head	Eric S. Henderson
Senior Vice President-Individual Protection Business Head and Director	Peter A. Golato
Senior Vice President-PCIO Information Technology	Srinivas Koushik
Senior Vice President-NF Marketing	Gordon E. Hecker
Senior Vice President-NF Systems	Susan Gueli
Senior Vice President-NFN Retail Distribution	Michael A. Hamilton
Senior Vice President-Non-Affiliated Sales	John L. Carter
Senior Vice President-NW Retirement Plans	William S. Jackson
Senior Vice President-President - Nationwide Bank	Anne L. Arvia
Senior Vice President-President-Nationwide Funds Group	Michael S. Spangler
Senior Vice President-Property and Casualty Commercial/Farm Product Pricing	W. Kim Austen
Senior Vice President-PCIO Human Resources	Gale V. King
Senior Vice President-Property and Casualty Personal Lines Product Pricing	J. Lynn Greenstein
Senior Vice President	Kai V. Monahan
Associate Vice President - NF Human Resources	Lydia P. Migitz
Associate Vice President-Assistant Secretary	Kathy R. Richards
Director	Stephen S. Rasmussen

The business address of the Directors and Officers of the Depositor is:
One Nationwide Plaza, Columbus, Ohio 43215

Item 26.                   Persons Controlled by or Under Common Control with the Depositor or Registrant.

*	Subsidiaries for which separate financial statements are filed
**	Subsidiaries included in the respective consolidated financial statements
***	Subsidiaries included in the respective group financial statements filed for unconsolidated subsidiaries
****	Other subsidiaries

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
1492 Capital, LLC	Ohio		The company acts as an investment holding company.
1717 Brokerage Services, Inc.	Pennsylvania		The company is a multi-state licensed insurance agency.
AGMC Reinsurance, Ltd.	Turks & Caicos Islands		The company is in the business of reinsurance of mortgage guaranty risks.
ALLIED General Agency Company	Iowa		The company acts as a managing general agent and surplus lines broker for property and casualty insurance products.
ALLIED Group, Inc.	Iowa		The company is a property and casualty insurance holding company.
ALLIED Property and Casualty Insurance Company	Iowa		The company underwrites general property and casualty insurance.
ALLIED Texas Agency, Inc.	Texas		The company acts as a managing general agent to place personal and commercial automobile insurance with Colonial County Mutual Insurance Company for the independent agency companies.
AMCO Insurance Company	Iowa		The company underwrites general property and casualty insurance.
American Marine Underwriters, Inc.	Florida		The company is an underwriting manager for ocean cargo and hull insurance.
Atlantic Floridian Insurance Company	Ohio		The company writes personal lines residential property insurance in the State of Florida.
Atlantic Insurance Company	Texas		The company operates as a multi-line insurance company.
Audenstar Limited	England		The company is an investment holding company.
Champions of the Community, Inc.	Ohio		The company raises money to enable it to make gifts and grants to charitable organizations.
Colonial County Mutual Insurance Company*	Texas		The company underwrites non-standard automobile and motorcycle insurance and various other commercial liability coverages in Texas.
Crestbrook Insurance Company*	Ohio		The company is an Ohio-based multi-line insurance corporation that is authorized to write personal, automobile, homeowners and commercial insurance.
Depositors Insurance Company	Iowa		The company underwrites general property and casualty insurance.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
DVM Insurance Agency, Inc.	California		The company places pet insurance business not written by Veterinary Pet Insurance Company outside of California with National Casualty Company.
Farmland Mutual Insurance Company	Iowa		The company provides property and casualty insurance primarily to agricultural businesses.
Nationwide Better Health, Inc. (fka Future Health Holding Company)	Maryland		The company provides population health management.
Gates, McDonald & Company*	Ohio		The company provides services to employers for managing workers’ and unemployment compensation matters and employee leave administration.
Gates, McDonald & Company of New York, Inc.	New York		The company provides workers’ compensation and self-insured claims administration services to employers with exposure in New York.
GatesMcDonald Health Plus Inc.	Ohio		The company provides medical management and cost containment services to employers.
Insurance Intermediaries, Inc.	Ohio		The company is an insurance agency and provides commercial property and casualty brokerage services.
Life REO Holdings, LLC	Ohio		The company is an investment company.
Lone Star General Agency, Inc.	Texas		The company acts as general agent to market nonstandard automobile and motorcycle insurance for Colonial County Mutual Insurance Company.
National Casualty Company	Wisconsin		The company underwrites various property and casualty coverage, as well as some individual and group accident and health insurance.
National Casualty Company of America, Ltd.	England		This is a limited liability company organized for the purpose of carrying on the business of insurance, reinsurance, indemnity, and guarantee of various kinds. The company is currently inactive.
Nationwide Advantage Mortgage Company*	Iowa		The company makes residential mortgage loans.
Nationwide Affinity Insurance Company of America*	Ohio		The company is a property and casualty insurer that writes personal lines of business.
Nationwide Agribusiness Insurance Company	Iowa		The company provides property and casualty insurance primarily to agricultural businesses.
Nationwide Arena, LLC*	Ohio		The purpose of the company is to develop Nationwide Arena and to engage in related development activity.
Nationwide Asset Management Holdings	England and Wales		The company operates as an investment holding company.
Nationwide Asset Management, LLC	Ohio		The company provides investment advisory services as a registered investment advisor to affiliated and non-affiliated clients.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Assurance Company	Wisconsin		The company underwrites non-standard automobile and motorcycle insurance.
Nationwide Bank*	United States
This is a federal savings bank chartered by the Office of Thrift Supervision in the United States Department of Treasury to exercise deposit, lending, agency, custody and fiduciary powers and to engage in activities permissible for federal savings banks under the Home Owners’ Loan Act of 1933.

Nationwide Better Health Holding Company (fka Nationwide Better Health, Inc.)	Ohio		The company provides health management services.
Nationwide Cash Management Company	Ohio		The company buys and sells investment securities of a short-term nature as the agent for other corporations, foundations and insurance company separate accounts.
Nationwide Community Development Corporation, LLC	Ohio		The company holds investments in low-income housing funds.
Nationwide Corporation	Ohio		The company acts primarily as a holding company for entities affiliated with Nationwide Mutual Insurance.
Nationwide Document Solutions, Inc.	Iowa		The company provides general printing services to its affiliated companies as well as to certain unaffiliated companies.
Nationwide Emerging Managers, LLC	Delaware		The company acquires and holds interests in registered investment advisors and provides investment management services.
Nationwide Exclusive Agent Risk Purchasing Group, LLC	Ohio		The company’s purpose is to provide a mechanism for the purchase of group liability insurance for insurance agents operating nationwide.
Nationwide Financial Assignment Company	Ohio		The company is an administrator of structured settlements.
Nationwide Financial Institution Distributors Agency, Inc.	Delaware		The company is an insurance agency.
Nationwide Financial Services Capital Trust	Delaware		The trust’s sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust.
Nationwide Financial Services, Inc.*	Delaware		The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute long-term savings and retirement products.
Nationwide Financial Structured Products, LLC	Ohio		The company captures and reports the results of the structured products business unit.
Nationwide Foundation*	Ohio		The company contributes to non-profit activities and projects.
Nationwide Fund Advisors (fka Gartmore Mutual Fund Capital Trust)	Delaware		The trust acts as a registered investment advisor.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Fund Distributors LLC (successor to Gartmore Distribution Services, Inc.)	Delaware		The company is a limited purpose broker-dealer.
Nationwide Fund Management LLC (successor to Gartmore Investors Services, Inc.)	Delaware		The company provides administration, transfer and dividend disbursing agent services to various mutual fund entities.
Nationwide General Insurance Company	Ohio		The company transacts a general insurance business, except life insurance, and primarily provides automobile and fire insurance to select customers.
Nationwide Global Funds	Luxembourg
The exclusive purpose of the Company is to invest the funds available to it in transferable securities and other assets permitted by law with the aim of spreading investment risks and affording its shareholders the results of the management of its assets.

Nationwide Global Holdings, Inc.	Ohio		The company is a holding company for the international operations of Nationwide.
Nationwide Global Ventures, Inc.	Delaware		The company acts as a holding company.
Nationwide Indemnity Company*	Ohio		The company is involved in the reinsurance business by assuming business from Nationwide Mutual Insurance Company and other insurers within the Nationwide insurance organization.
Nationwide Insurance Company of America	Wisconsin		The company is an independent agency personal lines underwriter of property and casualty insurance.
Nationwide Insurance Company of Florida*	Ohio		The company transacts general insurance business, except life insurance.
Nationwide International Underwriters	California		The company is a special risks, excess and surplus lines underwriting manager.
Nationwide Investment Advisors, LLC	Ohio		The company provides investment advisory services.
Nationwide Investment Services Corporation**	Oklahoma
This is a limited purpose broker-dealer and distributor of variable annuities and variable life products for Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company. The company also provides educational services to retirement plan sponsors and its participants.

Nationwide Life and Annuity Company of America**	Delaware		The company provides individual variable and traditional life insurance and other investment products. The company also maintains blocks of individual variable and fixed annuities products.
Nationwide Life and Annuity Insurance Company**	Ohio		The company engages in underwriting life insurance and granting, purchasing and disposing of annuities.
Nationwide Life Insurance Company*	Ohio		The company provides individual life insurance, group life and health insurance, fixed and variable annuity products and other life insurance products.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Life Insurance Company of America*	Pennsylvania
The company is a financial services provider that sells individual traditional and variable life insurance products, group annuity products and other investment products. The Company also maintains blocks of individual variable and fixed annuities and a block of direct response-marketed life and health insurance products.

Nationwide Lloyds	Texas		The company markets commercial and property insurance in Texas.
Nationwide Mutual Capital, LLC	Ohio		The company acts as a private equity fund investing in companies for investment purposes and to create strategic opportunities for Nationwide.
Nationwide Mutual Capital I, LLC*	Delaware		The business of the company is to achieve long term capital appreciation through a portfolio of primarily domestic equity investments in financial service and related companies.
Nationwide Mutual Fire Insurance Company	Ohio		The company engages in a general insurance and reinsurance business, except life insurance.
Nationwide Mutual Insurance Company*	Ohio		The company engages in a general insurance and reinsurance business, except life insurance.
Nationwide Private Equity Fund, LLC	Ohio		The company invests in private equity funds.
Nationwide Property and Casualty Insurance Company	Ohio		The company engages in a general insurance business, except life insurance.
Nationwide Property Protection Services, LLC	Ohio		The company provides alarm systems and security guard services.
Nationwide Provident Holding Company*	Pennsylvania		The company is a holding company for non-insurance subsidiaries.
Nationwide Realty Investors, Ltd.*	Ohio		The company is engaged in the business of developing, owning and operating real estate and real estate investment.
Nationwide Retirement Solutions, Inc.*	Delaware		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Arizona	Arizona		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Ohio	Ohio		The company provides retirement products, marketing, education and administration to public employees.
Nationwide Retirement Solutions, Inc. of Texas	Texas		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Insurance Agency, Inc.	Massachusetts		The company markets and administers deferred compensation plans for public employees.
Nationwide SA Capital Trust	Delaware		The trust acts as a registered investment advisor.
Nationwide Sales Solutions, Inc.	Iowa		The company engages in the direct marketing of property and casualty insurance products.
Nationwide Securities, LLC	Delaware		The company is a registered broker-dealer and provides investment management and administrative services.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Separate Accounts, LLC	Delaware		The company has deregistered as an investment advisor and acts as a holding company.
Nationwide Services Company, LLC	Ohio		The company performs shared services functions for the Nationwide organization.
Nationwide Services For You, LLC	Ohio		The Company provides consumer services that are related to the business of insurance, including services that help consumers prevent losses and mitigate risks.
Newhouse Capital Partners, LLC	Delaware		The company is an investment holding company.
Newhouse Capital Partners II, LLC	Delaware		The company is an investment holding company.
Newhouse Special Situations Fund I, LLC	Delaware		The company is currently inactive.
NF Reinsurance Ltd.*	Bermuda		The company serves as a captive reinsurer for Nationwide Life Insurance Company’s universal life, term life and annuity business.
NFS Distributors, Inc.	Delaware		The company acts primarily as a holding company for Nationwide Financial Services, Inc.’s distribution companies.
NMC CPC WT Investment, LLC	Delaware		The business of the company is to hold and exercise rights in a specific private equity investment.
NWD Asset Management Holdings, Inc.	Delaware		The company is an investment holding company.
NWD Investment Management, Inc.	Delaware		The company acts as a holding company and provides other business services for the NWD Investments group of companies.
NWD Management & Research Trust	Delaware		The company acts as a holding company for the NWD Investments group of companies and as a registered investment advisor.
NWD MGT, LLC	Delaware
The company is a passive investment holder in Newhouse Special Situations Fund I, LLC for the purpose of allocation of earnings to the NWD Investments management team as it relates to the ownership and management of Newhouse Special Situations Fund I, LLC.

NWM Merger, Sub Inc.	Delaware		This company was merged with and into Nationwide Financial Services, Inc. on January 1, 2009 as part of the acquisition of the publicly held shares of Nationwide Financial Services, Inc.
Pension Associates, Inc.	Wisconsin		The company provides pension plan administration and record keeping services, and pension plan and compensation consulting.
Premier Agency, Inc.	Iowa		The company is an insurance agency.
Privilege Underwriters, Inc.	Florida		The company acts as a holding company for the PURE Group of insurance companies.
Privilege Underwriters, Reciprocal Exchange	Florida		The company acts as a reciprocal insurance company.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Pure Insurance Company	Florida		The company acts as a captive reinsurance company.
Pure Risk Management, LLC	Florida		The company acts as an attorney-in-fact for Privilege Underwriters Reciprocal Exchange.
Registered Investment Advisors Services, Inc.	Texas		The company is a technology company that facilitates third-party money management services for registered investment advisors.
Retention Alternatives, Ltd.*	Bermuda		The company is a captive insurer and writes first dollar insurance policies in workers’ compensation, general liability and automobile liability for its affiliates in the United States.
Riverview International Group, Inc.	Delaware		The company is an insurance company.
RP&C International, Inc.	Ohio		The company is an investment-banking firm that provides specialist advisory services and innovative financial solutions to public and private companies internationally.
Scottsdale Indemnity Company	Ohio		The company is engaged in a general insurance business, except life insurance.
Scottsdale Insurance Company	Ohio		The company primarily provides excess and surplus lines of property and casualty insurance.
Scottsdale Surplus Lines Insurance Company	Arizona		The company provides excess and surplus lines coverage on a non-admitted basis.
TBG Danco Insurance Services Corporation	California		The corporation provides life insurance and individual executive estate planning.
THI Holdings (Delaware), Inc.*	Delaware		The company acts as a holding company for subsidiaries of the Nationwide group of companies.
Titan Auto Insurance of New Mexico, Inc.	New Mexico		The company is an insurance agency that operates employee agent storefronts.
Titan Indemnity Company	Texas		The company is a multi-line insurance company and is operating primarily as a property and casualty insurance company.
Titan Insurance Company	Michigan		The company is a property and casualty insurance company.
Titan Insurance Services, Inc.	Texas		The company is a Texas grandfathered managing general agency.
Veterinary Pet Insurance Company*	California		The company provides pet insurance.
Victoria Automobile Insurance Company	Indiana		The company is a property and casualty insurance company.
Victoria Fire & Casualty Company	Ohio		The company is a property and casualty insurance company.
Victoria National Insurance Company	Ohio		The company is a property and casualty insurance company.
Victoria Select Insurance Company	Ohio		The company is a property and casualty insurance company.
Victoria Specialty Insurance Company	Ohio		The company is a property and casualty insurance company.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
VPI Services, Inc.	California		The company operates as a nationwide pet registry service for holders of Veterinary Pet Insurance Company policies, including pet indemnification and a lost pet recovery program.
Washington Square Administrative Services, Inc.	Pennsylvania		The company provides administrative services to Nationwide Life and Annuity Company of America.
Western Heritage Insurance Company	Arizona		The company underwrites excess and surplus lines of property and casualty insurance.
Whitehall Holdings, Inc.	Texas		The company acts as a holding company for the Titan group of agencies.
W.I. of Florida (d.b.a. Titan Auto Insurance)	Florida		The company is an insurance agency and operates as an employee agent storefront for Titan Indemnity Company in Florida.

	COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
*	MFS Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide Multi-Flex Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-A	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-B	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-C	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-D	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-II	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-3	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-4	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-5	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-6	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-7	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-8	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-9	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-10	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-11	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-12	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-13	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-14	Ohio		Issuer of Annuity Contracts
	Nationwide Variable Account-15	Ohio		Issuer of Annuity Contracts
	Nationwide Variable Account-16	Ohio		Issuer of Annuity Contracts
	Nationwide Variable Account-17	Ohio		Issuer of Annuity Contracts
*	Nationwide Provident VA Separate Account 1	Pennsylvania		Issuer of Annuity Contracts
*	Nationwide Provident VA Separate Account A	Delaware		Issuer of Annuity Contracts
	Nationwide VL Separate Account-A	Ohio		Issuer of Life Insurance Policies
	Nationwide VL Separate Account-B	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-C	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-D	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-G	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-2	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-3	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-4	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-5	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-6	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-7	Ohio		Issuer of Life Insurance Policies
*	Nationwide Provident VLI Separate Account 1	Pennsylvania		Issuer of Life Insurance Policies
*	Nationwide Provident VLI Separate Account A	Delaware		Issuer of Life Insurance Policies

NATIONWIDE®
FARMLAND MUTUAL INSURANCE COMPANY
Guaranty Fund Certificate
Casualty
IA
NATIONWIDE MUTUAL INSURANCE COMPANY (CASUALTY)
OH
NATIONWIDE MUTUAL FIRE INSURANCE COMPANY (FIRE)
OH
NATIONWIDE FOUNDATION
MEMBERSHIP NONPROFIT CORPORATION
OH
CHAMPIONS OF THE COMMUNITY, INC.
NONPROFIT CORPORATION
OH
NATIONWIDE CORPORATION
Common Stock: 13,642,432 Shares
(See Page 2)
OH
RETENTION ALTERNATIVES, LTD.
Common Stock: 120,000 Shares
Fire-100%
BER
ALLIED GROUP, INC. (AGI)
Casualty-100%
IA
SCOTTSDALE INSURANCE COMPANY (SIC)
Casualty-100%
OH
THI HOLDINGS DELAWARE, INC. (THI)
Common Stock: 100 Shares
DE
ATLANTIC FLORIDIAN INSURANCE COMPANY
Common Stock: 5,000 Shares
Casualty-100%
OH
CRESTBROOK INSURANCE COMPANY
Common Stock: 52,000 Shares
Casualty-100%
OH
NATIONAL CASUALTY COMPANY (NC)
Common Stock: 100 Shares
WI
NCC OF AMERICA, LTD. (INACTIVE)
G.B.
NATIONWIDE AFFINITY INSURANCE COMPANY OF AMERICA
Casualty-100%
OH
NATIONWIDE AGRIBUSINESS INSURANCE COMPANY
IA
NATIONWIDE ASSURANCE COMPANY (ASSURANCE)
Casualty-100%
WI
NATIONWIDE GENERAL INSURANCE COMPANY
Common Stock: 20,000 Shares
OH
NATIONWIDE INDEMNITY COMPANY (NW INDEMNITY)
Common Stock: 28,000 Shares
OH
NATIONWIDE INSURANCE COMPANY OF FLORIDA
Casualty-100%
OH
NATIONWIDE LLOYDS
A TEXAS LLOYDS
TX
NATIONWIDE PROPERTY AND CASUALTY INSURANCE COMPANY
Casualty-100%
OH
SCOTTSDALE INDEMNITY COMPANY
Casualty-100%
OH
AMERICAN MARINE UNDERWRITERS, INC.
Casualty-100%
FL
INSURANCE INTERMEDIARIES, INC. (III)
Common Stock: 1,615 Shares
Casualty-100%
OH
NATIONWIDE EXCLUSIVE AGENT RISK PURCHASING GROUP, LLC
OH
LONE STAR GENERAL AGENCY, INC.
Common Stock: 1,000 Shares
TX
COLONIAL COUNTY MUTUAL INSURANCE COMPANY
Surplus Debentures
Assurance
Lone Star
TX
NATIONWIDE INTERNATIONAL UNDERWRITERS
Common Stock: 1,000 Shares
CA
NATIONWIDE ARENA LLC
Casualty-90%
OH
NATIONWIDE MUTUAL CAPITAL, LLC (Mutual Cap)
Single Member Limited Liability Company
Casualty-100%
OH
NATIONWIDE MUTUAL CAPITAL I, LLC (NMC)
Class A Units
DE
NMC CPC WT INVESTMENT, LLC
DE
NATIONWIDE PRIVATE EQUITY FUND, LLC
Casualty-100%
OH
NATIONWIDE SERVICES COMPANY, LLC (NSC)
Single Member Limited Liability Company
Casualty-100%
OH
NATIONWIDE PROPERTY PROTECTION SERVICES, LLC.
NSC-100%
OH
NATIONWIDE REALTY INVESTORS, LTD
Casualty-95%
NW Indemnity-5%
OH
NATIONWIDE SERVICES FOR YOU, LLC
OH
NATIONWIDE ASSET MANAGEMENT, LLC
Casualty-100%
OH
NATIONWIDE CASH MANAGEMENT COMPANY
Common Stock: 100 Shares
Casualty-100%
OH
1492 CAPITAL, LLC (1492)
Casualty-100%
OH
PRIVILEGE UNDERWRITERS, INC. (PUI)
1492-22.7%
FL
PURE INSURANCE COMPANY
PU-100%
FL
PURE RISK MANAGEMENT, LLC (PRM)
FL
PRIVILEGE UNDERWRITERS RECIPROCAL EXCHANGE
FL
ALLIED PROPERTY AND CASUALTY INSURANCE COMPANY (ALLIED P & C)
Common Stock: 300,000 Shares
AGI-100%
IA
AMCO INSURANCE COMPANY (AMCO)
Common Stock: 300,000 Shares
IA
ALLIED GENERAL AGENCY COMPANY
Common Stock: 5,000 Shares
IA
ALLIED TEXAS AGENCY, INC.
Common Stock: 1,000 Shares
AMCO-100%
TX
DEPOSITORS INSURANCE COMPANY (DEPOSITORS)
Common Stock: 300,000 Shares
AGI-100%
IA
NATIONWIDE INSURANCE COMPANY OF AMERICA
Common Stock: 12,500 Shares
WI
PREMIER AGENCY, INC.
AGI-100%
IA
NATIONWIDE DOCUMENT SOLUTIONS, INC.
Common Stock: 1,000 Shares
IA
NATIONWIDE SALES SOLUTIONS, INC.
IA
NATIONWIDE ADVANTAGE MORTGAGE COMPANY (NAMC)
IA
AGMC REINSURANCE, LTD.
NAMC-100%
T & C
SCOTTSDALE SURPLUS LINES INSURANCE COMPANY
Common Stock: 10,000 Shares
SIC-100%
AZ
WESTERN HERITAGE INSURANCE COMPANY
SIC-100%
AZ
ATLANTIC INSURANCE COMPANY
TX
VETERINARY PET INSURANCE CO. (VPI)
CA
DVM INSURANCE AGENCY, INC.
VPI-100%
CA
V.P.I. SERVICES INC.
CA
TITAN INDEMNITY COMPANY (TITAN)
TX
TITAN INSURANCE COMPANY (TITAN INSURANCE)
Common Stock: 1,000,000 Shares
MI
WHITEHALL HOLDINGS, INC. (WHITEHALL)
TX
TITAN AUTO INSURANCE OF NEW MEXICO, INC.
Common Stock: 1,000 Shares
NM
WI OF FLORIDA, INC.
FL
TITAN INSURANCE SERVICES, INC. (TITAN SERVICES)
Common Stock: 1 Share
TX
VICTORIA FIRE & CASUALTY COMPANY (VICTORIA FIRE)
THI-100%
OH
VICTORIA AUTOMOBILE INSURANCE COMPANY
Victoria Fire-100%
IN
VICTORIA NATIONAL INSURANCE COMPANY
OH
VICTORIA SELECT INSURANCE COMPANY
OH
VICTORIA SPECIALTY INSURANCE COMPANY
OH
Subsidiary Companies — Solid Line
Contractual Association — Double Line
Limited Liability Company — Dotted Line
March 31, 2009
Page 1

(Casualty, Fire and insurance related subsidiaries)

NATIONWIDE®

FARMLAND MUTUAL INSURANCE COMPANY
Guaranty Fund Certificate
Casualty
IA
NATIONWIDE MUTUAL INSURANCE COMPANY (CASUALTY)
(See Page 1)
OH
NATIONWIDE MUTUAL FIRE INSURANCE COMPANY (FIRE)
(See Page 1)
OH
NATIONWIDE CORPORATION (NW CORP)
Common Stock:
Casualty
Fire
OH
NATIONWIDE GLOBAL HOLDINGS, INC. (NGH)
Common Stock 1 Share
NW Corp.-100%
OH
NWD MANAGEMENT & RESEARCH TRUST (NWD Manage)
NW Corp.-100%
DE
NATIONWIDE ASSET MANAGEMENT HOLDINGS
G.B.
AUDENSTAR LIMITED (AL)
G.B.
RIVERVIEW INTERNATIONAL GROUP, INC. (RIG)
DE
NATIONWIDE SA CAPITAL TRUST (NSA)
DELAWARE BUSINESS TRUST
DE
NATIONWIDE SEPARATE ACCOUNTS, LLC
NSA-100%
DE
NATIONWIDE EMERGING MANAGERS, LLC (NEM)
DE
NWD ASSET MANAGEMENT HOLDINGS, INC. (NAMHI)
NSA-100%
DE
NWD MGT LLC (NWDMGT)
NAMHI-100%
DE
NEWHOUSE SPECIAL SITUATIONS FUND I, LLC
DE
NATIONWIDE GLOBAL FUNDS
LUXEMBOURG SICAV
LUX
NATIONWIDE GLOBAL VENTURES, INC. (NGV)
DE
NEWHOUSE CAPITAL PARTNERS II, LLC
DE
NWD INVESTMENT MANAGEMENT, INC. (NWD Invest)
DE
NEWHOUSE CAPITAL PARTNERS, LLC
DE
NATIONWIDE BETTER HEALTH HOLDING COMPANY (NBHH)
NW Corp.-100%
OH
NATIONWIDE BETTER HEALTH, INC.
NBHH-100%
MD
GATES, MCDONALD & COMPANY (GATES)
Common Stock 254 Shares
NBHH-100%
OH
GATES MCDONALD & COMPANY OF NEW YORK, INC.
Common Stock 3 Shares
Gates-100%
NY
GATES MCDONALD HEALTH PLUS, INC.
Common Stock
200 Shares
Gates-100%
OH
NATIONWIDE FINANCIAL SERVICES, INC. (NFS)
Common Stock
NW Corp.-100%
DE
NATIONWIDE LIFE INSURANCE COMPANY (NW LIFE)
Common Stock
NFS-100%
OH
NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY (NLAIC)
Common Stock
OH
NATIONWIDE INVESTMENT SERVICES CORPORATION
Common Stock 5,000 Shares
NW Life-100%
OK
NATIONWIDE FINANCIAL ASSIGNMENT COMPANY
Common Stock
NW Life-100%
OH
NATIONWIDE COMMUNITY DEVELOPMENT CORP., LLC
Units
OH
NATIONWIDE INVESTMENT ADVISORS, LLC
NW Life-100%
OH
NATIONWIDE FINANCIAL SERVICES CAPITAL TRUST
Preferred Stock
NFS-100%
DE
NF REINSURANCE, LTD
Common Stock 250,000 Shares
NFS-100%
BER
NATIONWIDE FUND ADVISORS
Common Stock
DELAWARE BUSINESS TRUST
DE
REGISTERED INVESTMENT ADVISORS SERVICES, INC.
NFS-100%
TX
NATIONWIDE BANK
Common Stock
NFS-100%
FED
NATIONWIDE FINANCIAL STRUCTURED PRODUCTS, LLC
NFS-100%
OH
PENSION ASSOCIATES, INC.
Common Stock 1,000 Shares
NFS-100%
WI
TBG DANCO INSURANCE SERVICES CORPORATION
CA
NATIONWIDE RETIREMENT SOLUTIONS, INC. (NRS)
Common Stock
DE
NATIONWIDE RETIREMENT SOLUTIONS, INC. OF ARIZONA
Common Stock
NRS-100%
AZ
NATIONWIDE RETIREMENT SOLUTIONS, INS. AGENCY, INC.
Common Stock 1,000 Shares
NRS-100%
MA
NATIONWIDE RETIREMENT SOLUTIONS, INC. OF OHIO
Common Stock
OH
NATIONWIDE RETIREMENT SOLUTIONS, INC. OF TEXAS
Common Stock
TX
NFS DISTRIBUTORS, INC. (NFSDI)
Common Stock
NFS-100%
DE
NATIONWIDE FUND MANAGEMENT LLC
Common Stock 5 Shares
NFSDI-100%
DE
NATIONWIDE FUND DISTRIBUTORS LLC
Common Stock 10,000 Shares
NFSDI-100%
DE
NATIONWIDE FINANCIAL INSTITUTION DISTRIBUTORS AGENCY, INC. (NFIDAI)
Common Stock 1,000 Shares
NFSDI-100%
DE
NATIONWIDE LIFE INSURANCE COMPANY OF AMERICA (NLICA)
PA
NATIONWIDE LIFE AND ANNUITY COMPANY OF AMERICA
NLICA-100%
DE
NATIONWIDE PROVIDENT HOLDING COMPANY (NPHC)
Common Stock
NLICA-100%
PA
WASHINGTON SQUARE ADMINISTRATIVE SERVICES, INC.
NPHC-100%
PA
NATIONWIDE SECURITIES, LLC
DE
1717 BROKERAGE SERVICES, INC. (BSI)
Common Stock
NPHC-100%
PA

(Nationwide Corp. subsidiaries)

Subsidiary Companies — Solid Line
Contractual Association = Double Line
Limited Liability Company -- Dotted Line

March 31, 2003

Page 2

Item 27.	Number of Contract Owners

The number of Contract Owners of Qualified and Non-Qualified Contracts as of February 1, 2009 was 29,401 and 26,677 respectively.

Item 28.	Indemnification

Provision is made in Nationwide’s Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.	Principal Underwriter

(a)	Nationwide Investment Services Corporation ("NISC") serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

MFS Variable Account	Nationwide VLI Separate Account
Multi-Flex Variable Account	Nationwide VLI Separate Account-2
Nationwide Variable Account	Nationwide VLI Separate Account-3
Nationwide Variable Account-II	Nationwide VLI Separate Account-4
Nationwide Variable Account-3	Nationwide VLI Separate Account-5
Nationwide Variable Account-4	Nationwide VLI Separate Account-6
Nationwide Variable Account-5	Nationwide VLI Separate Account-7
Nationwide Variable Account-6	Nationwide VL Separate Account-C
Nationwide Variable Account-7	Nationwide VL Separate Account-D
Nationwide Variable Account-8	Nationwide VL Separate Account-G
Nationwide Variable Account-9	Nationwide Provident VA Separate Account 1
Nationwide Variable Account-10	Nationwide Provident VA Separate Account A
Nationwide Variable Account-11	Nationwide Provident VLI Separate Account 1
Nationwide Variable Account-12	Nationwide Provident VLI Separate Account A
Nationwide Variable Account-13
Nationwide Variable Account-14
Nationwide VA Separate Account-A
Nationwide VA Separate Account-B
Nationwide VA Separate Account-C
Nationwide VA Separate Account-D

(b)	Directors and Officers of NISC:

President	Robert O. Cline
Senior Vice President, Treasurer and Director	James D. Benson
Vice President	Karen R. Colvin
Vice President	Charles E. Riley
Vice President-Chief Compliance Officer	James J. Rabenstine
Associate Vice President and Secretary	Kathy R. Richards
Associate Vice President-Financial Systems & Treasury Services and Assistant Treasurer	Terry C. Smetzer
Associate Vice President	John J. Humphries, Jr.
Assistant Secretary	Mark E. Hartman
Director	John L. Carter
Director	Eric S. Henderson

The business address of the Directors and Officers of Nationwide Investment Services Corporation is:
One Nationwide Plaza, Columbus, Ohio 43215

(c)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Nationwide Investment Services Corporation	N/A	N/A	N/A	N/A

Item 30.	Location of Accounts and Records

Timothy G. Frommeyer
Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, OH  43215

Item 31.	Management Services

Not Applicable

Item 32.	Undertakings

The Registrant hereby undertakes to:

(a)
file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

(b)
include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c)	deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

The Registrant represents that any of the contracts which are issued pursuant to Section 403(b) of the Internal Revenue Code, are issued by Nationwide through the Registrant in reliance upon, and in compliance with, a no-action letter issued by the Staff of the Securities and Exchange Commission to the American Council of Life Insurance (publicly available November 28, 1988) permitting withdrawal restrictions to the extent necessary to comply with Section 403(b)(11) of the Internal Revenue Code.

Nationwide Life Insurance Company represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide Life Insurance Company .

SIGNATURES
As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, NATIONWIDE VARIABLE ACCOUNT-II certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of the Registration Statement and has caused this Registration Statement to be signed on its behalf in the City of Columbus, and State of Ohio, on this 22nd day of April, 2009 .

NATIONWIDE VARIABLE ACCOUNT – II
(Registrant)

NATIONWIDE LIFE INSURANCE COMPANY
(Depositor)

By /s/ W. MICHAEL STOBART
W. Michael Stobart
Attorney-in-Fact

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on the 22nd   day of April, 2009 .

MARK R. THRESHER
Mark R. Thresher, President, Chief Operating Officer and Director
LAWRENCE A. HILSHEIMER
Lawrence A. Hilsheimer, Executive Vice President-Finance and Director
TIMOTHY G. FROMMEYER
Timothy G. Frommeyer, Senior Vice President-Chief Financial Officer and Director
PETER A. GOLATO
Peter A. Golato, Senior Vice President-Individual Protection Business Head and Director
STEPHEN S. RASMUSSEN
Stephen S. Rasmussen, Director
By /s/ J W. MICHAEL STOBART
W. Michael Stobart
Attorney-in-Fact